UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210
(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31
Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

John Hancock

Alternative Asset Allocation Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsAlternative Asset Allocation Fund

As of 5-31-17 (unaudited)
			Shares	Value
Affiliated investment companies (G) 83.0%				$608,609,734
(Cost $610,016,437)
Absolute return strategies 22.3%				163,842,740
	Absolute Return Currency, Class NAV (First Quadrant) (I)		6,517,446	66,152,072
	Global Absolute Return Strategies, Class NAV (Standard Life) (I)		9,484,531	97,690,668
Alternative investment approaches 47.0%				344,658,842
	Redwood, Class NAV (Boston Partners) (I)		7,913,314	83,168,933
	Seaport, Class NAV (Wellington)		4,981,122	57,930,451
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		8,531,210	82,923,366
	Strategic Income Opportunities, Class NAV (JHAM) (A)(1)		8,507,277	91,283,084
	Technical Opportunities, Class NAV (Wellington)		2,327,756	29,353,008
Alternative markets 13.7%				100,108,152
	Enduring Assets, Class NAV (Wellington)		2,655,541	31,547,833
	Global Income, Class NAV (Stone Harbor)		3,124,614	29,808,817
	Global Real Estate, Class NAV (Deutsche)		1,221,893	11,522,448
	Natural Resources, Class NAV (Jennison)		385,438	4,247,530
	Real Return Bond, Class NAV (PIMCO)		2,051,922	22,981,524
Unaffiliated investment companies 15.7%				$114,891,075
(Cost $110,193,052)
Absolute return strategies 9.9%				72,756,716
	The Arbitrage Fund, Class I		3,082,037	41,484,221
	Touchstone Merger Arbitrage Fund, Class I (V)		2,812,275	31,272,495
Alternative markets 5.8%				42,134,359
	Energy Select Sector SPDR Fund		52,472	3,433,768
	Financial Select Sector SPDR Fund		246,897	5,740,355
	iShares U.S. Oil & Gas Exploration & Production ETF		18,295	1,007,323
	PowerShares DB Commodity Index Tracking Fund (I)		607,039	8,856,699
	PowerShares DB Energy Fund (I)		319,756	3,814,689
	PowerShares DB Gold Fund (I)		189,510	7,678,945
	VanEck Vectors Gold Miners ETF		57,746	1,310,257
	Vanguard Information Technology ETF		33,932	4,917,426
	Vanguard REIT ETF		65,396	5,374,897
	Yield (%)		Shares	Value
Short-term investments 1.3%				$9,747,440
(Cost $9,747,440)
Money market funds 1.3%				9,747,440
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7151(Y	)	9,747,440	9,747,440
Total investments (Cost $729,956,929)† 100.0%				$733,248,249
Other assets and liabilities, net 0.0%				$327,181
Total net assets 100.0%				$733,575,430

2SEE NOTES TO FUND'S INVESTMENTS

Alternative Asset Allocation Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund's investments.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $736,029,580. Net unrealized depreciation aggregated to $2,781,331, of which $13,256,614 related to appreciated investment securities and $16,037,945 related to depreciated investment securities.

Affiliated Underlying Funds' Subadvisors
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas Inc.	(Deutsche)
First Quadrant LP	(First Quadrant)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	75	Short	Jun 2017	($8,882,088)	($9,041,625)	($159,537)
						($159,537)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	3,063,266	USD	3,372,787	Citibank N.A.	6/21/2017	$71,761	—
EUR	1,624,108	USD	1,730,000	State Street Bank and Trust Company	6/21/2017	96,259	—
SEK	44,811,339	USD	5,100,000	Citibank N.A.	6/21/2017	61,401	—
USD	3,750,000	AUD	4,952,502	Australia and New Zealand Banking Group	6/21/2017	71,206	—
USD	5,102,787	EUR	4,796,213	JPMorgan Chase Bank N.A.	6/21/2017	—	($290,405)
USD	5,058,601	SEK	44,811,339	Citibank N.A.	6/21/2017	—	(102,800)
						$300,627	($393,205)

Derivative currency abbreviations

AUD	Australian Dollar
EUR	Euro
SEK	Swedish Krona
USD	United States Dollar

See Notes to Fund's investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. Equity securities, including ETFs, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2017, all investments are categorized as Level 1 under the hierarchy described above, except for forward foreign currency contracts, which are categorized as Level 2.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2017, the fund used futures contracts to manage against anticipated changes in securities.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Investments in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

       4

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Absolute Return Currency	7,604,574	705,440	(1,792,400)	6,517,614	—	—	($286,668)	$66,152,072
Enduring Assets	3,312,292	189,507	(846,258)	2,655,541	$468,993	—	(75,113)	31,547,833
Global Absolute Return Strategies	11,187,388	216,880	(1,919,737)	9,484,531	—	—	(2,109,952)	97,690,668
Global Income	3,499,109	289,093	(663,588)	3,124,614	1,271,348	—	(509,177)	29,808,817
Global Real Estate (Deutsche)	—	1,221,893	—	1,221,893	—	—	—	11,522,448
Global Real Estate (Standard Life)	1,227,373	91,311	(1,318,684)	—	474,638		(425,884)	—
Natural Resources	435,132	52,650	(102,344)	385,438	—	—	(94,921)	4,247,530
Real Return Bond	2,315,375	94,281	(357,734)	2,051,922	456,469	—	(171,549)	22,981,524
Redwood	9,279,486	170,869	(1,537,041)	7,913,314	—	—	(1,801,941)	83,168,933
Seaport	6,569,793	154,463	(1,743,134)	4,981,122	—	—	531,328	57,930,451
Short Duration Credit Opportunities	9,844,954	389,340	(1,703,084)	8,531,210	2,221,740	—	(1,028,808)	82,923,366
Strategic Income Opportunities	9,549,984	501,613	(1,544,320)	8,507,277	1,914,391	—	(563,712)	91,283,084
Technical Opportunities	3,082,286	145,909	(900,439)	2,327,756	—	—	(2,832,790)	29,353,008
					$6,807,579	—	($9,369,187)	$608,609,734

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended May 31, 2017, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Touchstone Merger Arbitrage Fund	3,221,647	85,162	(494,534)	2,812,275	—	—	$183,408	$31,272,495

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	345Q3	05/17
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.		7/17

John Hancock

Blue Chip Growth Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsBlue Chip Growth Fund

As of 5-31-17 (unaudited)
	Shares	Value
Common stocks 99.6%		$2,568,309,296
(Cost $1,172,799,197)
Consumer discretionary 24.3%		627,592,926
Auto components 0.4%
Delphi Automotive PLC	107,900	9,491,963
Automobiles 1.3%
Ferrari NV	80,580	6,987,898
Tesla, Inc. (I)(L)	76,800	26,189,568
Hotels, restaurants and leisure 3.5%
Domino's Pizza, Inc.	5,500	1,164,460
Hilton Worldwide Holdings, Inc.	171,811	11,420,277
Marriott International, Inc., Class A	179,585	19,332,325
McDonald's Corp.	15,600	2,353,884
MGM Resorts International	332,600	10,550,072
Norwegian Cruise Line Holdings, Ltd. (I)	2,900	144,913
Royal Caribbean Cruises, Ltd.	120,500	13,276,690
Starbucks Corp.	242,700	15,438,147
Yum! Brands, Inc.	223,398	16,227,630
Internet and direct marketing retail 15.1%
Amazon.com, Inc. (I)	230,811	229,569,237
Ctrip.com International, Ltd., ADR (I)	261,700	14,301,905
Netflix, Inc. (I)	177,800	28,993,846
The Priceline Group, Inc. (I)	63,000	118,256,670
Media 0.3%
Charter Communications, Inc., Class A (I)	2,639	911,906
Comcast Corp., Class A	189,800	7,912,762
The Walt Disney Company	4,100	442,554
Multiline retail 0.2%
Dollar General Corp.	58,400	4,285,976
Specialty retail 3.3%
AutoZone, Inc. (I)	12,500	7,574,000
Lowe's Companies, Inc.	183,400	14,446,418
O'Reilly Automotive, Inc. (I)	66,356	16,063,460
Ross Stores, Inc.	232,600	14,867,792
The Home Depot, Inc.	211,800	32,513,418
Textiles, apparel and luxury goods 0.2%
Coach, Inc.	105,500	4,875,155
Consumer staples 2.1%		53,289,829
Beverages 0.2%
Constellation Brands, Inc., Class A	26,100	4,769,775
Molson Coors Brewing Company, Class B	2,100	199,059
Monster Beverage Corp. (I)	14,900	753,344
Food and staples retailing 0.7%
Costco Wholesale Corp.	3,500	631,505
Walgreens Boots Alliance, Inc.	220,300	17,848,706
Tobacco 1.2%
Philip Morris International, Inc.	242,800	29,087,440
Financials 8.6%		221,728,289
Banks 1.6%
Citigroup, Inc.	80,200	4,855,308
Citizens Financial Group, Inc.	231,900	7,907,790

2SEE NOTES TO FUND'S INVESTMENTS

Blue Chip Growth Fund

	Shares	Value
Financials (continued)
Banks (continued)
First Republic Bank	103,995	$9,577,940
JPMorgan Chase & Co.	220,400	18,105,860
Capital markets 6.0%
Ameriprise Financial, Inc.	1,789	216,093
CME Group, Inc.	31,500	3,694,635
Intercontinental Exchange, Inc.	490,600	29,529,214
Morgan Stanley	1,213,500	50,651,490
S&P Global, Inc.	31,400	4,484,234
State Street Corp.	270,729	22,053,584
TD Ameritrade Holding Corp.	773,900	28,912,904
The Bank of New York Mellon Corp.	40,200	1,894,224
The Charles Schwab Corp.	317,600	12,307,000
The Goldman Sachs Group, Inc.	1,600	338,016
Insurance 1.0%
Chubb, Ltd.	12,900	1,847,151
Marsh & McLennan Companies, Inc.	138,100	10,711,036
The Progressive Corp.	97,300	4,128,439
Willis Towers Watson PLC	71,700	10,513,371
Health care 16.3%		420,411,616
Biotechnology 3.6%
Alexion Pharmaceuticals, Inc. (I)	203,037	19,903,717
Biogen, Inc. (I)	69,900	17,319,123
Celgene Corp. (I)	187,800	21,486,198
Regeneron Pharmaceuticals, Inc. (I)	1,200	550,872
Shire PLC, ADR	30,495	5,267,096
Vertex Pharmaceuticals, Inc. (I)	217,348	26,864,213
Health care equipment and supplies 5.4%
Becton, Dickinson and Company	155,051	29,340,301
Danaher Corp.	465,374	39,528,868
DENTSPLY SIRONA, Inc.	8,600	546,272
Intuitive Surgical, Inc. (I)	40,500	37,044,540
Stryker Corp.	234,121	33,469,938
Health care providers and services 4.7%
Aetna, Inc.	143,560	20,796,102
Cigna Corp.	111,900	18,041,637
Henry Schein, Inc. (I)	2,400	441,528
Humana, Inc.	100,500	23,342,130
UnitedHealth Group, Inc.	340,800	59,701,344
Life sciences tools and services 1.1%
Agilent Technologies, Inc.	20,000	1,206,800
Illumina, Inc. (I)	6,244	1,107,436
Thermo Fisher Scientific, Inc.	152,728	26,389,871
Pharmaceuticals 1.5%
Allergan PLC	96,173	21,518,709
Bristol-Myers Squibb Company	5,900	318,305
Merck & Company, Inc.	170,400	11,094,744
Zoetis, Inc.	82,400	5,131,872
Industrials 7.6%		196,533,392
Aerospace and defense 2.0%
General Dynamics Corp.	8,900	1,808,925

SEE NOTES TO FUND'S INVESTMENTS3

Blue Chip Growth Fund

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Northrop Grumman Corp.	18,500	$4,795,570
Raytheon Company	2,100	344,421
Rockwell Collins, Inc.	40,100	4,372,905
Textron, Inc.	5,200	248,560
The Boeing Company	210,800	39,552,404
Air freight and logistics 0.1%
FedEx Corp.	7,100	1,376,264
Airlines 2.9%
Alaska Air Group, Inc.	247,300	21,527,465
American Airlines Group, Inc.	788,100	38,151,921
Delta Air Lines, Inc.	9,700	476,561
United Continental Holdings, Inc. (I)	165,000	13,145,550
Building products 0.0%
Johnson Controls International PLC	6,616	276,284
Industrial conglomerates 0.9%
Honeywell International, Inc.	81,500	10,838,685
Roper Technologies, Inc.	59,200	13,450,240
Machinery 0.9%
Fortive Corp.	320,337	20,005,046
Stanley Black & Decker, Inc.	17,900	2,463,756
Wabtec Corp. (L)	13,493	1,103,053
Professional services 0.5%
Equifax, Inc.	56,500	7,729,200
IHS Markit, Ltd. (I)	135,947	6,233,170
Road and rail 0.3%
Canadian Pacific Railway, Ltd.	37,100	5,870,333
CSX Corp.	33,700	1,825,529
Union Pacific Corp.	8,500	937,550
Information technology 37.6%		970,781,226
Communications equipment 0.1%
Harris Corp.	19,100	2,142,256
Internet software and services 16.6%
Alibaba Group Holding, Ltd., ADR (I)	509,244	62,362,020
Alphabet, Inc., Class A (I)	65,784	64,934,729
Alphabet, Inc., Class C (I)	123,329	118,995,219
Facebook, Inc., Class A (I)	887,565	134,430,595
MercadoLibre, Inc.	6,500	1,788,215
Tencent Holdings, Ltd.	1,368,600	47,035,150
IT services 8.6%
Fidelity National Information Services, Inc.	142,900	12,270,823
Fiserv, Inc. (I)	219,900	27,549,072
FleetCor Technologies, Inc. (I)	22,900	3,304,241
Global Payments, Inc.	57,100	5,230,931
Mastercard, Inc., Class A	558,400	68,616,192
PayPal Holdings, Inc. (I)	427,400	22,314,554
Vantiv, Inc., Class A (I)	3,400	213,248
Visa, Inc., Class A	862,000	82,088,260
Semiconductors and semiconductor equipment 1.6%
Analog Devices, Inc.	43,800	3,756,288
Broadcom, Ltd.	104,000	24,905,920

4SEE NOTES TO FUND'S INVESTMENTS

Blue Chip Growth Fund

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
	KLA-Tencor Corp.		43,400	$4,513,600
	Microchip Technology, Inc.		87,900	7,322,070
Software 9.1%
	Activision Blizzard, Inc.		3,800	222,604
	Electronic Arts, Inc. (I)		145,900	16,534,847
	Intuit, Inc.		103,000	14,485,920
	Microsoft Corp.		1,336,200	93,320,208
	Red Hat, Inc. (I)		189,903	17,009,612
	salesforce.com, Inc. (I)		509,300	45,653,652
	ServiceNow, Inc. (I)		314,700	32,933,355
	Snap, Inc., Class A (I)(L)		107,300	2,275,833
	Workday, Inc., Class A (I)		120,000	11,997,600
Technology hardware, storage and peripherals 1.6%
	Apple, Inc.		278,700	42,574,212
Materials 0.5%				12,749,922
Chemicals 0.2%
	E.I. du Pont de Nemours & Company		8,600	678,712
	PPG Industries, Inc.		1,800	191,448
	The Sherwin-Williams Company		15,400	5,109,258
Containers and packaging 0.3%
	Ball Corp.		165,538	6,770,504
Real estate 2.2%				55,887,056
Equity real estate investment trusts 2.2%
	American Tower Corp.		342,362	44,914,471
	Equinix, Inc.		21,058	9,286,789
	SBA Communications Corp. (I)		12,200	1,685,796
Utilities 0.4%				9,335,040
Electric utilities 0.4%
	NextEra Energy, Inc.		66,000	9,335,040
	Yield (%)		Shares	Value
Securities lending collateral 1.1%				$28,245,128
(Cost $28,245,363)
John Hancock Collateral Trust (W)	1.0209(Y	)	2,822,678	28,245,128
Short-term investments 0.6%				$15,368,308
(Cost $15,368,308)
Money market funds 0.6%				15,368,308
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7151(Y	)	1,298,832	1,298,832
T. Rowe Price Government Money Fund	0.8310(Y	)	14,069,476	14,069,476
Total investments (Cost $1,216,412,868)† 101.3%				$2,611,922,732
Other assets and liabilities, net (1.3%)				($32,528,726)
Total net assets 100.0%				$2,579,394,006

SEE NOTES TO FUND'S INVESTMENTS5

Blue Chip Growth Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $27,670,515.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $1,229,560,064. Net unrealized appreciation aggregated to $1,382,362,668, of which $1,384,562,521 related to appreciated investment securities and $2,199,853 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$627,592,926	$627,592,926	—	—
Consumer staples	53,289,829	53,289,829	—	—
Financials	221,728,289	221,728,289	—	—
Health care	420,411,616	420,411,616	—	—
Industrials	196,533,392	196,533,392	—	—
Information technology	970,781,226	923,746,076	$47,035,150	—
Materials	12,749,922	12,749,922	—	—
Real estate	55,887,056	55,887,056	—	—
Utilities	9,335,040	9,335,040	—	—
Securities lending collateral	28,245,128	28,245,128	—	—
Short-term investments	15,368,308	15,368,308	—	—
Total investments in securities	$2,611,922,732	$2,564,887,582	$47,035,150	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	457Q3	05/17
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund.		7/17

John Hancock

Emerging Markets Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsEmerging Markets Fund

As of 5-31-17 (unaudited)
	Shares	Value
Common stocks 96.9%		$945,935,124
(Cost $726,470,833)
Australia 0.0%		250,639
MMG, Ltd. (I)	760,000	250,639
Brazil 4.7%		45,769,661
AES Tiete Energia SA	83	70
AES Tiete Energia SA (Brazil Stock Exchange)	179,990	768,140
Aliansce Shopping Centers SA (I)	18,157	77,152
Alupar Investimento SA	37,850	208,202
Ambev SA	79,500	459,663
Ambev SA, ADR	623,359	3,559,380
Arezzo Industria e Comercio SA	10,391	103,045
B2W Cia Digital (I)	42,962	167,682
Banco Alfa de Investimento SA	10,300	13,942
Banco Bradesco SA	187,352	1,566,116
Banco do Brasil SA	95,561	836,910
Banco Santander Brasil SA	52,500	412,738
Banco Santander Brasil SA, ADR	10,314	79,830
BB Seguridade Participacoes SA	55,836	502,118
BM&F Bovespa SA	246,889	1,405,366
BR Malls Participacoes SA	193,989	718,178
BR Properties SA	3,600	9,723
Brasil Brokers Participacoes SA (I)	96,343	45,850
BrasilAgro	9,116	34,650
Braskem SA, ADR	34,877	718,466
BRF SA	76,826	1,028,478
CCR SA	255,256	1,307,852
Centrais Eletricas Brasileiras SA (I)	22,200	94,331
Cia Brasileira de Distribuicao (I)	12,124	255,938
Cia de Saneamento Basico do Estado de Sao Paulo	78,192	700,743
Cia de Saneamento de Minas Gerais-COPASA	23,235	250,591
Cia Energetica de Minas Gerais	24,004	57,563
Cia Energetica de Minas Gerais, ADR	9,376	21,471
Cia Hering	34,532	231,569
Cia Paranaense de Energia	8,800	60,508
Cia Paranaense de Energia, ADR	7,367	62,914
Cia Siderurgica Nacional SA (I)	27,520	58,341
Cia Siderurgica Nacional SA, ADR (I)	229,187	474,417
Cielo SA	184,020	1,297,145
Construtora Tenda SA (I)	9,152	39,001
Cosan Logistica SA (I)	102,501	204,942
Cosan SA Industria e Comercio	17,752	197,656
CPFL Energia SA	26,342	214,012
CVC Brasil Operadora e Agencia de Viagens SA	12,300	114,031
Cyrela Brazil Realty SA Empreendimentos e Participacoes	91,395	301,924
Cyrela Commercial Properties SA Empreendimentos e Participacoes (I)	2,100	6,425
Dimed SA Distribuidora da Medicamentos	300	51,453
Direcional Engenharia SA	18,425	29,096
Duratex SA	49,338	122,432
EcoRodovias Infraestrutura e Logistica SA	87,516	248,813
EDP - Energias do Brasil SA	91,467	377,067
Embraer SA	109,968	544,071
Embraer SA, ADR	17,026	336,434
Energisa SA	39,700	276,039

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Engie Brasil Energia SA	46,535	$477,006
Equatorial Energia SA	58,937	972,585
Estacio Participacoes SA	222,730	1,196,951
Eternit SA (I)	61,398	22,389
Even Construtora e Incorporadora SA (I)	52,100	60,376
Ez Tec Empreendimentos e Participacoes SA	12,648	69,534
Fibria Celulose SA, ADR	79,838	912,548
Fleury SA	13,252	232,487
Fras-Le SA	8,100	11,264
GAEC Educacao SA	7,200	36,268
Gafisa SA (I)	9,152	30,262
Gerdau SA	47,328	138,359
Gerdau SA, ADR	163,895	475,296
Gol Linhas Aereas Inteligentes SA, ADR (I)	1,706	20,557
Grendene SA	18,601	151,179
Guararapes Confeccoes SA	1,394	40,946
Helbor Empreendimentos SA (I)	65,709	43,658
Hypermarcas SA	25,432	231,847
Iguatemi Empresa de Shopping Centers SA	6,800	66,824
International Meal Company Alimentacao SA (I)	48,100	91,564
Iochpe Maxion SA	34,521	157,352
Itau Unibanco Holding SA	66,134	659,715
JBS SA	243,339	606,853
JHSF Participacoes SA (I)	13,500	9,053
Joao Fortes Engenharia SA (I)	675	313
JSL SA (I)	53,800	118,375
Kepler Weber SA (I)	9,500	69,167
Klabin SA	74,847	386,268
Kroton Educacional SA	190,223	852,372
Light SA (I)	24,603	161,868
Linx SA	19,800	113,809
Localiza Rent a Car SA	25,941	348,562
Lojas Americanas SA	56,300	215,739
Lojas Renner SA	203,552	1,658,758
M Dias Branco SA	12,087	202,076
Magnesita Refratarios SA	15,110	139,009
Mahle-Metal Leve SA	13,390	78,496
Marfrig Global Foods SA (I)	90,383	175,965
Marisa Lojas SA (I)	27,589	55,674
Mills Estruturas e Servicos de Engenharia SA (I)	50,117	56,530
Minerva SA	52,600	177,503
MRV Engenharia e Participacoes SA	74,004	296,158
Multiplan Empreendimentos Imobiliarios SA	9,104	180,339
Multiplus SA	20,597	254,348
Natura Cosmeticos SA	67,535	679,743
Odontoprev SA	111,309	415,179
Petro Rio SA (I)	1,000	11,372
Petroleo Brasileiro SA (I)	261,920	1,102,412
Petroleo Brasileiro SA, ADR (I)	63,594	508,116
Porto Seguro SA	38,084	378,963
Portobello SA	21,600	23,096
Profarma Distribuidora de Produtos Farmaceuticos SA (I)	6,200	17,972
QGEP Participacoes SA	20,300	36,322

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Qualicorp SA	114,057	$987,616
Raia Drogasil SA	56,376	1,254,368
Restoque Comercio e Confeccoes de Roupas SA (I)	110,797	149,284
Rodobens Negocios Imobiliarios SA (I)	40,800	64,933
Rumo SA (I)	157,125	411,755
Santos Brasil Participacoes SA (I)	99,540	59,983
Sao Carlos Empreendimentos e Participacoes SA	6,500	61,044
Sao Martinho SA	64,916	361,096
SLC Agricola SA	14,800	92,250
Smiles SA	23,800	463,357
Sonae Sierra Brasil SA	1,600	9,963
Springs Global Participacoes SA (I)	5,000	15,838
Sul America SA	81,016	446,896
T4F Entretenimento SA	6,300	12,596
Technos SA	13,800	17,997
Tecnisa SA (I)	36,276	25,784
Tegma Gestao Logistica	2,700	11,264
TIM Participacoes SA	190,700	584,602
TOTVS SA	27,501	256,487
TPI - Triunfo Participacoes e Investimentos SA (I)	33,690	30,192
Transmissora Alianca de Energia Eletrica SA	87,111	611,079
Tupy SA	2,300	10,320
Ultrapar Participacoes SA	65,202	1,508,172
Ultrapar Participacoes SA, ADR	9,433	217,525
Usinas Siderurgicas de Minas Gerais SA (I)	58,944	155,559
Vale SA	149,065	1,251,594
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	22,693	115,851
Via Varejo SA	38,864	122,623
WEG SA	43,540	255,647
Wiz Solucoes e Corretagem de Seguros SA	17,183	122,131
Chile 1.5%		14,191,888
AES Gener SA	817,407	301,948
Aguas Andinas SA, Class A	953,618	529,316
Banco de Chile, ADR	3,650	279,627
Banco de Credito e Inversiones	5,406	301,679
Banco Santander Chile	4,534,580	279,222
Banmedica SA	47,455	109,165
Besalco SA	201,756	130,851
CAP SA	39,718	392,582
Cementos BIO BIO SA	2,795	3,714
Cencosud SA	166,279	448,618
Cia Cervecerias Unidas SA	34,059	448,347
Cia Sud Americana de Vapores SA (I)	6,085,562	243,404
Colbun SA	1,071,745	244,459
Cristalerias de Chile SA	62,943	644,432
Embotelladora Andina SA, ADR, Series A	300	6,597
Empresa Nacional de Telecomunicaciones SA	56,098	624,421
Empresas AquaChile SA (I)	75,948	44,523
Empresas CMPC SA	179,575	424,152
Empresas COPEC SA	26,959	311,681
Empresas Hites SA	44,774	51,166
Empresas La Polar SA (I)	623,583	51,503

4SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Chile (continued)
Enel Americas SA	54,795	$10,382
Enel Americas SA, ADR	111,347	1,045,548
Enel Chile SA	215,735	1,177,913
Enel Generacion Chile SA	843,714	648,638
Engie Energia Chile SA	149,971	267,090
Forus SA	22,681	77,589
Grupo Security SA	530,605	182,696
Inversiones Aguas Metropolitanas SA	264,464	414,908
Inversiones La Construccion SA	11,372	154,327
Itau CorpBanca	30,888,756	286,516
Latam Airlines Group SA	47,674	529,876
Latam Airlines Group SA, ADR	52,772	585,769
Masisa SA (I)	1,342,694	85,687
Molibdenos y Metales SA	7,542	80,591
Multiexport Foods SA	72,522	30,125
Parque Arauco SA	150,386	377,505
PAZ Corp. SA	115,321	111,248
Ripley Corp. SA	614,368	464,013
SACI Falabella	72,322	596,780
Salfacorp SA	76,357	89,525
Sigdo Koppers SA	190,206	265,267
Sociedad Matriz SAAM SA	4,232,719	391,360
Socovesa SA	470,315	195,441
SONDA SA	36,867	61,828
Vina Concha y Toro SA	115,569	180,094
Vina Concha y Toro SA, ADR	311	9,765
China 12.2%		119,351,872
21Vianet Group, Inc., ADR (I)	11,666	62,413
361 Degrees International, Ltd.	71,000	21,855
3SBio, Inc. (I)(S)	7,500	10,412
500.com, Ltd., Class A, ADR (I)	3,724	34,410
51job, Inc., ADR (I)	399	17,392
58.com, Inc., ADR (I)	4,174	179,482
AAC Technologies Holdings, Inc.	90,000	952,020
Agile Group Holdings, Ltd. (L)	473,250	448,953
Agricultural Bank of China, Ltd., H Shares	2,260,000	1,095,535
Air China, Ltd., H Shares	224,000	213,205
Alibaba Group Holding, Ltd., ADR (I)	48,474	5,936,126
Aluminum Corp. of China, Ltd., ADR (I)	8,474	97,790
Aluminum Corp. of China, Ltd., H Shares (I)	118,000	54,963
Angang Steel Company, Ltd., H Shares	222,000	148,064
Anhui Conch Cement Company, Ltd., H Shares (L)	114,000	377,660
Anhui Expressway Company, Ltd., H Shares	44,000	34,090
ANTA Sports Products, Ltd.	227,000	671,174
Anton Oilfield Services Group (I)(L)	170,000	17,028
Asia Cement China Holdings Corp.	210,000	61,645
Asia Plastic Recycling Holding, Ltd.	63,254	29,022
AVIC International Holdings, Ltd., H Shares	100,000	49,525
AviChina Industry & Technology Company, Ltd., H Shares	422,000	259,277
BAIC Motor Corp., Ltd., H Shares (S)	190,500	185,928
Baidu, Inc., ADR (I)	8,735	1,625,584
BAIOO Family Interactive, Ltd. (I)(S)	230,000	21,832

SEE NOTES TO FUND'S INVESTMENTS5

Emerging Markets Fund

	Shares	Value
China (continued)
Bank of China, Ltd., H Shares	6,338,075	$3,169,131
Bank of Chongqing Company, Ltd., H Shares	136,500	111,839
Bank of Communications Company, Ltd., H Shares	604,858	468,244
Baoye Group Company, Ltd., H Shares	76,000	54,509
BBMG Corp., H Shares (L)	177,500	87,371
Beijing Capital International Airport Company, Ltd., H Shares	282,415	412,252
Beijing Capital Land, Ltd., H Shares	190,000	91,604
Beijing Jingneng Clean Energy Company, Ltd., H Shares	458,000	136,209
Beijing North Star Company, H Shares	126,000	53,012
Beijing Urban Construction Design & Development Group Company, Ltd. (S)	29,000	16,819
Belle International Holdings, Ltd.	965,000	752,490
Best Pacific International Holdings, Ltd.	68,000	61,048
Billion Industrial Holdings, Ltd.	12,000	8,622
Biostime International Holdings, Ltd. (I)(L)	28,500	77,281
Bitauto Holdings, Ltd., ADR (I)	6,172	162,570
Bloomage BioTechnology Corp., Ltd.	17,500	29,193
Boer Power Holdings, Ltd. (I)(L)	84,000	27,053
Boyaa Interactive International, Ltd. (I)	72,000	34,334
BYD Company, Ltd., H Shares (L)	58,500	349,557
BYD Electronic International Company, Ltd.	193,983	371,119
C.banner International Holdings, Ltd. (I)	134,000	50,728
Cabbeen Fashion, Ltd.	106,000	31,016
CAR, Inc. (I)(L)	118,000	107,023
Cayman Engley Industrial Company, Ltd.	4,000	22,487
Central China Real Estate, Ltd. (I)	297,538	69,503
Central China Securities Company, Ltd., H Shares (L)	66,000	31,985
CGN Power Company, Ltd., H Shares (S)	554,000	164,059
Changshouhua Food Company, Ltd.	124,000	62,175
Changyou.com, Ltd., ADR (I)	1,644	64,050
Chaowei Power Holdings, Ltd.	134,000	73,170
Cheetah Mobile, Inc., ADR (I)	4,281	51,415
China Animal Healthcare, Ltd. (I)	182,000	234
China Aoyuan Property Group, Ltd.	348,000	108,043
China BlueChemical, Ltd., H Shares	325,000	82,406
China Cinda Asset Management Company, Ltd., H Shares	183,000	69,215
China CITIC Bank Corp., Ltd., H Shares	568,962	350,943
China Coal Energy Company, Ltd., H Shares (L)	249,000	109,232
China Communications Construction Company, Ltd., H Shares	400,202	539,854
China Communications Services Corp., Ltd., H Shares	247,200	146,749
China Conch Venture Holdings, Ltd.	71,000	137,142
China Construction Bank Corp., H Shares	13,039,000	10,762,771
China Datang Corp. Renewable Power Company, Ltd., H Shares	1,209,000	120,919
China Dongxiang Group Company, Ltd.	426,000	75,950
China Eastern Airlines Corp., Ltd., H Shares (L)	390,000	228,704
China Everbright Bank Company, Ltd., H Shares	446,000	210,944
China Evergrande Group (L)	1,143,566	2,048,804
China Financial Services Holdings, Ltd.	94,000	8,688
China Galaxy Securities Company, Ltd., H Shares	162,500	149,367
China Great Star International, Ltd. (I)	46,842	68,806
China Greenland Broad Greenstate Group Company, Ltd. (L)	116,000	26,042
China Hanking Holdings, Ltd. (L)	35,000	5,300
China Harmony New Energy Auto Holding, Ltd. (I)(L)	125,000	52,932
China Hongqiao Group, Ltd. (L)	407,000	220,930

6SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
China Huarong Asset Management Company, Ltd., H Shares (S)	76,000	$30,906
China Huishan Dairy Holdings Company, Ltd.	235,000	0
China Huiyuan Juice Group, Ltd. (I)	141,000	48,466
China International Capital Corp., Ltd., H Shares (I)(S)	9,200	13,143
China International Marine Containers Group Company, Ltd., H Shares (L)	37,500	60,965
China Lesso Group Holdings, Ltd.	317,000	242,342
China Life Insurance Company, Ltd., ADR	2,523	41,125
China Life Insurance Company, Ltd., H Shares	184,000	602,659
China Lilang, Ltd.	163,000	101,607
China Longyuan Power Group Corp., H Shares	532,000	400,391
China Machinery Engineering Corp., H Shares	114,000	84,518
China Maple Leaf Educational Systems, Ltd.	76,000	65,596
China Medical System Holdings, Ltd.	165,800	293,883
China Mengniu Dairy Company, Ltd.	269,000	543,771
China Merchants Bank Company, Ltd., H Shares	618,961	1,854,623
China Minsheng Banking Corp., Ltd., H Shares	487,700	499,818
China Molybdenum Company, Ltd., H Shares (L)	90,000	28,158
China National Building Material Company, Ltd., H Shares	856,000	475,076
China National Materials Company, Ltd., H Shares	396,000	118,842
China Oilfield Services, Ltd., H Shares	168,000	145,672
China Pacific Insurance Group Company, Ltd., H Shares	54,600	218,208
China Petroleum & Chemical Corp., ADR	25,384	2,083,773
China Pioneer Pharma Holdings, Ltd.	12,000	4,220
China Railway Construction Corp., H Shares	222,835	305,832
China Railway Group, Ltd., H Shares	209,000	173,045
China Railway Signal & Communication Corp., Ltd., H Shares (S)	138,000	99,800
China Rare Earth Holdings, Ltd. (I)	58,800	4,074
China Reinsurance Group Corp., H Shares	51,000	11,577
China Sanjiang Fine Chemicals Company, Ltd.	83,000	23,824
China SCE Property Holdings, Ltd.	450,000	170,268
China Shanshui Cement Group, Ltd. (I)(L)	972,001	548,832
China Shengmu Organic Milk, Ltd. (I)(L)(S)	334,000	74,136
China Shenhua Energy Company, Ltd., H Shares	128,000	311,274
China Shineway Pharmaceutical Group, Ltd.	66,000	75,782
China Silver Group, Ltd.	124,000	23,372
China Southern Airlines Company, Ltd., H Shares	458,000	350,437
China Suntien Green Energy Corp., Ltd., H Shares	270,000	51,967
China Taifeng Beddings Holdings, Ltd. (I)	46,000	6,375
China Telecom Corp., Ltd., H Shares	1,162,000	576,184
China Tian Lun Gas Holdings, Ltd.	84,000	46,530
China Vanke Company, Ltd., H Shares	182,000	482,876
China Yurun Food Group, Ltd. (I)(L)	234,000	32,127
China ZhengTong Auto Services Holdings, Ltd.	173,500	99,834
China Zhongwang Holdings, Ltd. (L)	303,800	129,753
Chinasoft International, Ltd. (I)	152,000	81,840
Chongqing Machinery & Electric Company, Ltd., H Shares	442,000	57,813
Chongqing Rural Commercial Bank Company, Ltd., H Shares	746,000	509,410
CIFI Holdings Group Company, Ltd.	696,000	272,410
CITIC Securities Company, Ltd., H Shares	99,000	207,445
CNOOC, Ltd.	1,448,000	1,644,003
Cogobuy Group (I)(L)(S)	62,000	47,528
Coland Holdings, Ltd.	34,000	48,613
Colour Life Services Group Company, Ltd. (I)(L)	54,000	31,973

SEE NOTES TO FUND'S INVESTMENTS7

Emerging Markets Fund

	Shares	Value
China (continued)
Comtec Solar Systems Group, Ltd. (I)	204,000	$8,512
Consun Pharmaceutical Group, Ltd.	31,000	22,422
Coolpad Group, Ltd. (I)(L)	842,400	77,834
COSCO SHIPPING Development Company, Ltd., H Shares (I)	199,850	43,049
COSCO SHIPPING Energy Trasportation Company, Ltd., H Shares	220,000	125,448
COSCO SHIPPING Holdings Company, Ltd., H Shares (I)(L)	223,500	101,455
Cosmo Lady China Holdings Company, Ltd. (L)(S)	137,000	58,837
Country Garden Holdings Company, Ltd.	1,325,293	1,566,255
CPMC Holdings, Ltd.	117,000	61,492
CRRC Corp., Ltd., H Shares	158,000	147,960
CSPC Pharmaceutical Group, Ltd.	774,000	1,157,147
CT Environmental Group, Ltd.	916,000	164,510
Ctrip.com International, Ltd., ADR (I)	6,341	346,536
Dalian Port PDA Company, Ltd., H Shares	264,828	46,175
Daphne International Holdings, Ltd. (I)	240,000	25,510
Datang International Power Generation Company, Ltd., H Shares (L)	584,000	213,449
Dongfang Electric Corp., Ltd., H Shares (L)	40,200	34,454
Dongfeng Motor Group Company, Ltd., H Shares	376,000	423,163
Dongjiang Environmental Company, Ltd., H Shares	17,500	28,427
Dongyue Group, Ltd.	860,000	151,196
Dynagreen Environmental Protection Group Company, Ltd.	33,000	17,795
ENN Energy Holdings, Ltd.	134,000	704,813
Fantasia Holdings Group Company, Ltd.	732,000	111,700
First Tractor Company, Ltd., H Shares	14,000	7,181
Fosun International, Ltd.	267,693	415,913
Fu Shou Yuan International Group, Ltd.	133,000	84,126
Fufeng Group, Ltd. (I)	345,000	185,548
Fuguiniao Company, Ltd., H Shares (I)(L)	116,600	58,056
Future Land Development Holdings, Ltd. (L)	588,000	179,564
Fuyao Glass Industry Group Company, Ltd., H Shares (S)	29,600	111,362
Geely Automobile Holdings, Ltd.	860,000	1,421,353
GF Securities Company, Ltd., H Shares	66,400	137,601
Golden Eagle Retail Group, Ltd. (L)	147,000	211,209
Goldpac Group, Ltd.	91,000	30,450
GOME Electrical Appliances Holding, Ltd. (L)	2,462,000	318,921
Goodbaby International Holdings, Ltd.	172,000	83,989
Grand Baoxin Auto Group, Ltd. (I)(L)	31,450	14,677
Great Wall Motor Company, Ltd., H Shares (L)	500,500	534,550
Greatview Aseptic Packaging Company, Ltd.	306,000	163,614
Greenland Hong Kong Holdings, Ltd. (I)	125,250	46,603
Greentown China Holdings, Ltd. (I)	93,500	98,312
Guangdong Yueyun Transportation Company, Ltd., H Shares	61,000	39,632
Guangshen Railway Company, Ltd., ADR	27,410	746,648
Guangzhou Automobile Group Company, Ltd., H Shares	74,857	125,468
Guangzhou Baiyunshan Pharmaceutical Company, Ltd., H Shares	14,000	37,877
Guangzhou R&F Properties Company, Ltd., H Shares	325,399	525,880
Guodian Technology & Environment Group Corp., Ltd., H Shares (I)	350,000	22,446
Guolian Securities Company, Ltd., H Shares	40,000	19,794
Haitian International Holdings, Ltd.	117,000	271,529
Haitong Securities Company, Ltd., H Shares	151,600	253,862
Harbin Electric Company, Ltd., H Shares	154,000	86,884
Hengan International Group Company, Ltd.	137,000	960,639
Hengshi Mining Investments, Ltd. (I)	10,138,000	2,652,918

8SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
Hilong Holding, Ltd.	223,000	$40,600
Hiroca Holdings, Ltd.	20,000	69,145
HNA Infrastructure Company, Ltd., H Shares	79,000	64,985
Honghua Group, Ltd. (I)	537,000	49,620
Hopefluent Group Holdings, Ltd.	16,000	5,314
HOSA International, Ltd. (L)	86,000	27,027
Hua Hong Semiconductor, Ltd. (S)	19,000	24,925
Huadian Fuxin Energy Corp., Ltd., H Shares (L)	614,000	143,239
Huadian Power International Corp., H Shares	304,000	143,872
Huaneng Power International, Inc., H Shares	432,000	344,015
Huaneng Renewables Corp., Ltd., H Shares	1,300,000	430,679
Huatai Securities Company, Ltd., H Shares (S)	80,200	157,728
Huishang Bank Corp., Ltd., H Shares	213,000	103,260
Hydoo International Holding, Ltd. (I)	216,000	23,246
Industrial & Commercial Bank of China, Ltd., H Shares	5,884,000	3,928,723
Inner Mongolia Yitai Coal Company, Ltd., H Shares (L)	674,600	556,100
JD.com, Inc., ADR (I)	10,618	425,039
Jiangnan Group, Ltd. (L)	534,000	53,432
Jiangsu Expressway Company, Ltd., H Shares	156,000	226,505
Jiangxi Copper Company, Ltd., H Shares	104,000	156,364
JinkoSolar Holding Company, Ltd., ADR (I)	1,264	22,575
Kaisa Group Holdings, Ltd. (I)(L)	1,089,000	377,322
Kangda International Environmental Company, Ltd. (S)	83,000	17,884
Kasen International Holdings, Ltd. (I)	127,000	21,680
Kingdee International Software Group Company, Ltd. (I)(L)	160,000	63,828
Koradior Holdings, Ltd. (I)(L)	19,000	18,773
KWG Property Holding, Ltd.	239,012	189,196
Labixiaoxin Snacks Group, Ltd. (I)	121,000	6,290
Legend Holdings Corp., H Shares (S)	11,700	34,150
Lenovo Group, Ltd.	1,782,000	1,165,167
Leoch International Technology, Ltd.	118,000	24,828
Leyou Technologies Holdings, Ltd. (I)	400,000	83,158
Li Ning Company, Ltd. (I)	45,000	30,865
Lianhua Supermarket Holdings Company, Ltd., H Shares (I)	124,200	61,160
Lifetech Scientific Corp. (I)	768,000	185,224
Livzon Pharmaceutical Group, Inc., H Shares	4,000	26,806
Logan Property Holdings Company, Ltd.	326,000	206,143
Longfor Properties Company, Ltd.	346,500	704,415
Longitech Smart Energy Holding, Ltd. (I)	36,000	11,107
Lonking Holdings, Ltd.	241,000	66,726
Luye Pharma Group, Ltd.	58,500	35,216
Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	254,000	89,541
Maoye International Holdings, Ltd.	379,000	38,411
Metallurgical Corp. of China, Ltd., H Shares (I)	56,000	19,320
Minth Group, Ltd.	110,000	446,664
NetEase, Inc., ADR	6,802	1,937,074
New China Life Insurance Company, Ltd., H Shares	26,900	144,820
New Oriental Education & Technology Group, Inc., ADR (I)	4,455	319,290
Noah Holdings, Ltd., ADR (I)(L)	3,327	91,226
NVC Lighting Holdings, Ltd.	330,000	36,847
On-Bright Electronics, Inc.	4,000	28,210
Ourgame International Holdings, Ltd. (I)(L)	55,000	13,602
Pacific Online, Ltd.	180,000	38,104

SEE NOTES TO FUND'S INVESTMENTS9

Emerging Markets Fund

	Shares	Value
China (continued)
Parkson Retail Group, Ltd.	452,000	$66,069
PetroChina Company, Ltd., ADR	2,038	135,119
PetroChina Company, Ltd., H Shares	2,704,000	1,798,139
PICC Property & Casualty Company, Ltd., H Shares	544,596	906,509
Ping An Insurance Group Company of China, Ltd., H Shares	790,000	5,055,830
Poly Culture Group Corp., Ltd., H Shares	9,200	23,014
Powerlong Real Estate Holdings, Ltd.	320,000	139,953
PW Medtech Group, Ltd. (I)(L)	143,000	31,555
Q Technology Group Company, Ltd. (I)(L)	53,000	40,089
Qingdao Port International Company, Ltd., H Shares (S)	48,000	27,034
Qingling Motors Company, Ltd., H Shares	196,000	67,657
Qinhuangdao Port Company, Ltd., H Shares	103,500	32,393
Qinqin Foodstuffs Group Cayman Company, Ltd. (I)	36,100	11,665
Qunxing Paper Holdings Company, Ltd. (I)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (S)	32,600	35,314
Redco Properties Group, Ltd. (I)(L)(S)	204,000	80,874
Renhe Commercial Holdings Company, Ltd. (I)(L)	2,894,000	72,005
Ronshine China Holdings, Ltd. (I)(L)	27,500	24,349
Sany Heavy Equipment International Holdings Company, Ltd. (I)(L)	275,000	47,255
Semiconductor Manufacturing International Corp., ADR (I)	138,828	719,129
Shandong Chenming Paper Holdings, Ltd., H Shares (L)	66,584	77,387
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	152,000	119,331
Shanghai Dasheng Agricultural Finance Technology Company, Ltd., H Shares	248,000	21,949
Shanghai Electric Group Company, Ltd., H Shares (I)	352,000	152,590
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	18,500	70,871
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	41,000	30,911
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	274,000	76,303
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	71,400	206,443
Shanghai Prime Machinery Company, Ltd., H Shares	206,000	38,598
Shengjing Bank Company, Ltd., H Shares (S)	31,500	25,647
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	450,000	18,159
Shenguan Holdings Group, Ltd. (I)	400,000	24,865
Shenzhen Expressway Company, Ltd., H Shares	114,000	108,920
Shenzhou International Group Holdings, Ltd.	108,000	739,630
Shui On Land, Ltd.	707,067	171,406
Shunfeng International Clean Energy, Ltd. (I)(L)	568,000	33,483
Sichuan Expressway Company, Ltd., H Shares	104,000	44,015
Sihuan Pharmaceutical Holdings Group, Ltd.	743,000	319,063
Silergy Corp.	6,000	118,502
Sino-Ocean Group Holding, Ltd.	634,181	319,677
SinoMedia Holding, Ltd.	54,000	11,713
Sinopec Engineering Group Company, Ltd., H Shares	158,500	145,565
Sinopec Oilfield Service Corp., H Shares (I)(L)	118,000	19,988
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	468,000	274,779
Sinopharm Group Company, Ltd., H Shares	192,000	876,494
Sinosoft Technology Group, Ltd.	228,000	70,147
Sinotrans, Ltd., H Shares	313,574	146,843
Sinotruk Hong Kong, Ltd. (L)	139,055	85,602
SOHO China, Ltd. (I)	373,000	186,633
Sohu.com, Inc. (I)	3,924	176,148
Sound Global, Ltd. (I)	113,000	43,213
Springland International Holdings, Ltd.	247,000	58,339
Sunac China Holdings, Ltd. (L)	241,000	391,175

10SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
Sunny Optical Technology Group Company, Ltd.	130,000	$1,011,766
TAL Education Group, ADR	2,150	250,411
Tencent Holdings, Ltd.	516,900	17,764,494
Tenwow International Holdings, Ltd.	177,000	34,508
The People's Insurance Company Group of China, Ltd., H Shares	941,000	405,310
Tian Shan Development Holdings, Ltd.	134,000	51,235
Tiangong International Company, Ltd.	259,564	21,980
Tianneng Power International, Ltd.	166,700	130,390
Tingyi Cayman Islands Holding Corp.	410,000	500,836
Tong Ren Tang Technologies Company, Ltd., H Shares	164,000	257,915
Tonly Electronics Holdings, Ltd. (I)	44,780	37,804
TravelSky Technology, Ltd., H Shares	90,500	267,128
Trigiant Group, Ltd.	242,000	36,612
Tsingtao Brewery Company, Ltd., H Shares	22,000	100,155
Uni-President China Holdings, Ltd.	314,600	234,861
V1 Group, Ltd. (I)	329,600	11,643
Vipshop Holdings, Ltd., ADR (I)	42,204	522,063
Want Want China Holdings, Ltd.	1,340,000	939,908
Weichai Power Company, Ltd., H Shares	244,800	396,539
Weiqiao Textile Company, H Shares	64,000	45,828
Welling Holding, Ltd.	290,000	62,459
West China Cement, Ltd. (I)	484,000	70,785
Wuzhou International Holdings, Ltd. (I)	516,000	49,681
Xiabuxiabu Catering Management China Holdings Company, Ltd. (S)	22,000	21,719
Xiamen International Port Company, Ltd., H Shares	308,662	59,787
Xinchen China Power Holdings, Ltd. (I)	131,000	18,826
Xingda International Holdings, Ltd.	150,000	58,079
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	50,650	42,300
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (L)	46,000	69,846
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	170,000	19,412
Xinyi Solar Holdings, Ltd. (I)(L)	780,000	244,050
Xtep International Holdings, Ltd.	160,500	59,723
Yangtze Optical Fibre and Cable Joint Stock Ltd. Company, H Shares (L)(S)	20,500	38,641
Yanzhou Coal Mining Company, Ltd., ADR (L)	16,643	122,825
Yashili International Holdings, Ltd.	76,000	13,154
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (S)	7,200	15,779
Yida China Holdings, Ltd.	28,000	7,396
Yirendai, Ltd., ADR (I)	4,432	102,734
Youyuan International Holdings, Ltd. (I)	60,000	16,331
Yuanda China Holdings, Ltd. (I)	252,000	5,524
Yunnan Water Investment Company, Ltd., H Shares	21,000	9,532
Yuzhou Properties Company, Ltd.	434,000	220,325
YY, Inc., ADR (I)	5,511	321,512
Zhaojin Mining Industry Company, Ltd., H Shares (L)	116,500	95,178
Zhejiang Expressway Company, Ltd., H Shares	252,000	295,377
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	38,600	19,934
Zhong An Real Estate, Ltd. (I)	614,200	55,911
Zhongsheng Group Holdings, Ltd.	162,000	248,776
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	60,500	319,218
Zijin Mining Group Company, Ltd., H Shares	341,384	112,120
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	148,400	65,875
ZTE Corp., H Shares	72,440	147,227

SEE NOTES TO FUND'S INVESTMENTS11

Emerging Markets Fund

	Shares	Value
Colombia 0.4%		$3,756,029
Almacenes Exito SA	54,201	289,924
Banco de Bogota SA	5,902	126,240
Bancolombia SA	33,910	354,402
Bancolombia SA, ADR	4,683	206,099
Bolsa de Valores de Colombia	7,585,458	62,423
Celsia SA ESP	82,149	127,742
Cementos Argos SA	59,149	237,699
Cemex Latam Holdings SA (I)	51,252	204,558
Corp. Financiera Colombiana SA	27,686	257,456
Ecopetrol SA	1,217,765	557,439
Ecopetrol SA, ADR	2,542	23,208
Empresa de Energia de Bogota SA	175,008	117,616
Grupo Argos SA	19,422	139,452
Grupo de Inversiones Suramericana SA	15,482	204,912
Grupo Nutresa SA	19,102	169,248
Interconexion Electrica SA ESP	140,155	677,611
Cyprus 0.0%		39,111
Globaltrans Investment PLC, GDR	4,914	39,111
Czech Republic 0.3%		2,709,291
CEZ AS	40,590	771,553
Fortuna Entertainment Group NV (I)	2,980	15,082
Komercni Banka AS	6,396	254,605
O2 Czech Republic AS	11,131	133,831
Pegas Nonwovens SA	7,264	296,948
Philip Morris CR AS	119	71,491
UNIPETROL AS	101,181	1,165,781
Egypt 0.1%		721,904
Commercial International Bank Egypt SAE, GDR	135,971	598,807
Global Telecom Holding, GDR (I)	68,529	123,097
Greece 0.3%		3,152,705
Aegean Airlines SA	11,008	92,195
Alpha Bank AE (I)	35,802	82,307
Athens Water Supply and Sewage Company SA	9,971	62,268
Bank of Greece	2,764	37,896
Ellaktor SA (I)	29,391	46,754
FF Group (I)	6,657	148,648
Fourlis Holdings SA (I)	14,928	90,582
GEK Terna Holding Real Estate Construction SA (I)	18,488	73,620
Hellenic Exchanges - Athens Stock Exchange SA	11,360	66,518
Hellenic Petroleum SA (L)	22,305	173,458
Hellenic Telecommunications Organization SA	42,743	485,463
Intralot SA-Integrated Lottery Systems & Services (I)	84,682	102,184
JUMBO SA	16,648	300,662
Lamda Development SA (I)	3,765	21,013
Marfin Investment Group Holdings SA (I)	311,954	61,354
Metka Industrial - Construction SA	13,226	116,386
Motor Oil Hellas Corinth Refineries SA	13,366	256,868
Mytilineos Holdings SA (I)	19,909	173,540
National Bank of Greece SA (I)	29,342	10,242
OPAP SA	27,155	301,387

12SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Greece (continued)
Piraeus Bank SA (I)	7,607	$1,694
Piraeus Port Authority SA	2,954	47,269
Public Power Corp. SA (I)	26,912	141,839
Terna Energy SA (I)	25,997	93,508
Titan Cement Company SA	5,632	165,050
Hong Kong 4.5%		43,633,574
Ajisen China Holdings, Ltd.	233,000	96,506
Alibaba Pictures Group, Ltd. (I)(L)	650,000	112,555
AMVIG Holdings, Ltd.	405,333	123,857
Anxin-China Holdings, Ltd. (I)	1,988,000	98,219
Asian Citrus Holdings, Ltd. (I)	144,000	11,088
AVIC International Holding HK, Ltd. (I)	300,000	16,135
Beijing Enterprises Holdings, Ltd.	65,430	310,012
Beijing Enterprises Medical & Health Group, Ltd. (I)	468,000	29,109
Beijing Enterprises Water Group, Ltd.	642,000	513,796
Beijing Properties Holdings, Ltd. (I)	834,000	40,107
Bosideng International Holdings, Ltd.	812,000	60,403
Brilliance China Automotive Holdings, Ltd.	126,000	235,068
C C Land Holdings, Ltd. (I)	647,540	163,715
Canvest Environmental Protection Group Company, Ltd. (L)	50,000	26,562
Capital Environment Holdings, Ltd. (I)(L)	300,000	8,312
Carrianna Group Holdings Company, Ltd.	130,000	13,502
CECEP COSTIN New Materials Group, Ltd.	162,000	12,473
Century Sunshine Group Holdings, Ltd. (I)	560,000	19,741
CGN Meiya Power Holdings Company, Ltd. (I)(S)	262,000	38,309
China Aerospace International Holdings, Ltd.	502,755	66,410
China Agri-Industries Holdings, Ltd. (I)	386,600	166,078
China All Access Holdings, Ltd. (L)	266,000	74,050
China Animation Characters Company, Ltd. (L)	51,000	21,137
China Dynamics Holdings, Ltd. (I)	870,000	24,110
China Electronics Corp. Holdings Company, Ltd.	112,000	20,082
China Energine International Holdings, Ltd. (I)	333,589	29,462
China Everbright International, Ltd.	381,000	486,109
China Everbright, Ltd.	119,000	267,013
China Fiber Optic Network System Group, Ltd. (I)	419,600	37,692
China Foods, Ltd.	274,000	106,483
China Gas Holdings, Ltd.	362,000	551,849
China Glass Holdings, Ltd. (I)	182,000	18,432
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (I)	120,000	33,729
China High Precision Automation Group, Ltd. (I)	74,000	11,775
China High Speed Transmission Equipment Group Company, Ltd. (L)	40,000	40,862
China Jinmao Holdings Group, Ltd.	1,100,000	359,477
China Lumena New Materials Corp. (I)(L)	1,272,000	0
China Merchants Land, Ltd. (L)	384,000	79,277
China Merchants Port Holdings Company, Ltd.	140,749	416,940
China Metal Recycling Holdings, Ltd. (I)	14,579,934	2
China Mobile, Ltd., ADR	200,594	11,054,735
China New Town Development Company, Ltd. (I)	1,070,332	48,706
China NT Pharma Group Company, Ltd. (I)	112,500	25,977
China Ocean Resources Company, Ltd. (I)(L)	63,930	57,101
China Oil & Gas Group, Ltd. (L)	717,040	51,540
China Overseas Grand Oceans Group, Ltd.	260,000	135,050

SEE NOTES TO FUND'S INVESTMENTS13

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
China Overseas Land & Investment, Ltd.	622,000	$1,866,771
China Overseas Property Holdings, Ltd.	345,667	60,749
China Power International Development, Ltd.	843,000	321,163
China Power New Energy Development Company, Ltd.	112,500	70,641
China Properties Group, Ltd. (I)	370,000	83,068
China Resources Beer Holdings Company, Ltd.	293,981	741,135
China Resources Cement Holdings, Ltd.	317,518	157,174
China Resources Gas Group, Ltd.	232,000	710,947
China Resources Land, Ltd.	720,444	2,115,223
China Resources Power Holdings Company, Ltd.	322,882	665,658
China Ruifeng Renewable Energy Holdings, Ltd. (I)	212,000	19,579
China Singyes Solar Technologies Holdings, Ltd. (I)	99,160	43,623
China South City Holdings, Ltd.	824,000	157,484
China State Construction International Holdings, Ltd.	225,200	390,514
China Taiping Insurance Holdings Company, Ltd. (I)	150,510	400,317
China Traditional Chinese Medicine Company, Ltd.	232,000	123,466
China Travel International Investment Hong Kong, Ltd. (L)	580,000	165,891
China Unicom Hong Kong, Ltd., ADR (I)(L)	221,819	3,198,630
China Vast Industrial Urban Development Company, Ltd. (S)	37,000	12,716
China Water Affairs Group, Ltd.	242,000	158,370
Chinese People Holdings Company, Ltd. (I)	722,324	8,796
CIMC Enric Holdings, Ltd. (I)	62,000	42,148
CITIC Dameng Holdings, Ltd. (I)	191,000	9,794
CITIC Resources Holdings, Ltd. (I)	460,000	59,027
CITIC, Ltd.	468,923	743,082
Citychamp Watch & Jewellery Group, Ltd.	237,800	51,528
Clear Media, Ltd.	87,000	100,403
Comba Telecom Systems Holdings, Ltd.	235,004	31,979
Concord New Energy Group, Ltd.	1,460,000	64,583
COSCO SHIPPING International Company, Ltd.	157,040	66,444
COSCO SHIPPING Ports, Ltd.	752,918	878,972
Coslight Technology International Group Company, Ltd. (I)	54,000	25,490
CP Pokphand Company, Ltd.	2,208,000	184,191
DaChan Food Asia, Ltd. (I)	287,000	25,793
Dah Chong Hong Holdings, Ltd.	225,000	103,345
Dan Form Holdings Company, Ltd.	67,210	18,701
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	81,251
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	0
Digital China Holdings, Ltd. (I)(L)	174,000	136,607
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,720
Embry Holdings, Ltd.	24,000	9,396
EverChina International Holdings Company, Ltd. (I)	1,280,000	40,313
Far East Horizon, Ltd.	387,000	358,450
Fullshare Holdings, Ltd. (I)(L)	330,000	134,584
GCL-Poly Energy Holdings, Ltd. (I)(L)	4,428,000	471,531
Glorious Property Holdings, Ltd. (I)	793,000	87,443
Goldbond Group Holdings, Ltd.	100,000	3,054
Goldlion Holdings, Ltd.	261,000	108,153
Good Friend International Holdings, Inc.	42,000	12,253
Guangdong Investment, Ltd.	290,000	418,200
Guangdong Land Holdings, Ltd. (I)	142,000	31,678
Haier Electronics Group Company, Ltd.	269,000	683,729
Hanergy Thin Film Power Group, Ltd. (I)	2,486,000	68,590

14SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
Hengdeli Holdings, Ltd.	368,400	$34,980
Hi Sun Technology China, Ltd. (I)	195,000	32,769
HKC Holdings, Ltd.	86,016	61,347
HNA Holding Group Company, Ltd. (I)(L)	790,000	27,868
Hopewell Highway Infrastructure, Ltd.	152,000	85,026
Hopson Development Holdings, Ltd.	164,000	154,960
Hua Han Health Industry Holdings, Ltd. (I)(L)	1,415,910	96,301
IMAX China Holding, Inc. (I)(S)	12,500	54,451
Inspur International, Ltd.	119,000	24,097
Jinchuan Group International Resources Company, Ltd. (I)	193,000	18,313
Ju Teng International Holdings, Ltd.	189,722	79,311
K Wah International Holdings, Ltd.	95,000	61,519
Kingboard Chemical Holdings, Ltd.	132,148	487,282
Kingboard Laminates Holdings, Ltd.	202,500	238,591
Kunlun Energy Company, Ltd.	880,000	788,931
Lai Fung Holdings, Ltd.	1,969,428	54,613
Le Saunda Holdings, Ltd.	180,400	39,106
Lee & Man Paper Manufacturing, Ltd.	295,000	256,114
Lee's Pharmaceutical Holdings, Ltd. (L)	45,500	42,339
MIE Holdings Corp. (I)	288,000	25,859
Mingfa Group International Company, Ltd. (I)	995,000	241,327
Minmetals Land, Ltd. (L)	456,000	56,717
Munsun Capital Group, Ltd. (I)(L)	1,020,000	16,881
Nan Hai Corp., Ltd.	1,050,000	34,367
New World Department Store China, Ltd. (I)	211,000	35,185
Nine Dragons Paper Holdings, Ltd.	275,000	325,658
North Mining Shares Company, Ltd. (I)	1,330,000	27,473
Overseas Chinese Town Asia Holdings, Ltd.	58,000	21,942
PAX Global Technology, Ltd. (L)	156,000	92,412
Phoenix Satellite Television Holdings, Ltd.	228,000	35,958
Poly Property Group Company, Ltd. (I)	317,944	134,657
Pou Sheng International Holdings, Ltd. (L)	242,000	45,932
Prosperity International Holdings HK, Ltd. (I)	540,000	7,965
REXLot Holdings, Ltd. (L)	4,768,536	72,203
Road King Infrastructure, Ltd.	57,000	78,093
Rotam Global Agrosciences, Ltd.	20,929	21,286
Samson Holding, Ltd.	197,915	16,493
Seaspan Corp.	8,757	45,442
Shanghai Industrial Holdings, Ltd.	85,041	265,509
Shanghai Industrial Urban Development Group, Ltd.	273,500	61,384
Shanghai Zendai Property, Ltd. (I)	3,025,000	46,531
Shenzhen International Holdings, Ltd.	222,145	360,022
Shenzhen Investment, Ltd.	551,230	262,899
Shimao Property Holdings, Ltd.	405,000	690,467
Shougang Concord International Enterprises Company, Ltd. (I)	944,000	29,181
Shougang Fushan Resources Group, Ltd.	510,000	85,684
Silver Base Group Holdings, Ltd. (I)	5,848,500	367,724
Silver Grant International Industries, Ltd. (I)	252,334	38,204
SIM Technology Group, Ltd. (I)	289,000	12,245
Sino Biopharmaceutical, Ltd.	1,137,000	1,014,292
Sino Oil and Gas Holdings, Ltd. (I)	2,790,000	66,966
Sinofert Holdings, Ltd. (L)	436,000	54,775
Sinolink Worldwide Holdings, Ltd. (I)	674,000	75,241

SEE NOTES TO FUND'S INVESTMENTS15

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
Sinopec Kantons Holdings, Ltd.	152,000	$80,357
Sinotrans Shipping, Ltd.	330,500	72,045
Skyworth Digital Holdings, Ltd.	516,025	281,234
SMI Holdings Group, Ltd. (L)	596,000	53,505
Sparkle Roll Group, Ltd. (I)	208,000	14,662
SRE Group, Ltd. (I)	908,000	21,995
SSY Group, Ltd.	722,733	279,155
Sun Art Retail Group, Ltd.	434,000	400,547
TCC International Holdings, Ltd.	278,125	126,202
TCL Multimedia Technology Holdings, Ltd. (I)	133,200	64,028
Tech Pro Technology Development, Ltd. (I)	966,000	16,487
Texhong Textile Group, Ltd.	77,500	96,035
Tian An China Investment Company, Ltd. (I)	514,000	383,349
Tianjin Development Holdings, Ltd.	38,000	21,388
Tianjin Port Development Holdings, Ltd.	654,000	107,388
Tianyi Summi Holdings, Ltd.	152,000	22,626
Tibet Water Resources, Ltd. (L)	122,000	49,303
Time Watch Investments, Ltd.	62,000	7,157
Tomson Group, Ltd.	268,323	118,002
Tongda Group Holdings, Ltd. (L)	1,020,000	290,245
Top Spring International Holdings, Ltd.	25,500	8,692
Towngas China Company, Ltd. (I)	148,000	91,892
TPV Technology, Ltd.	428,588	100,052
Truly International Holdings, Ltd. (L)	343,000	116,565
United Energy Group, Ltd. (I)(L)	3,180,000	124,597
Universal Medical Financial & Technical Advisory Services Co (L)(S)	21,000	18,047
Wasion Group Holdings, Ltd. (L)	146,000	68,370
Yanchang Petroleum International, Ltd. (I)	3,192,273	73,739
Yip's Chemical Holdings, Ltd.	178,000	77,225
Yuexiu Property Company, Ltd.	1,353,516	236,039
Yuexiu Transport Infrastructure, Ltd. (L)	130,000	94,393
Zhuhai Holdings Investment Group, Ltd.	218,000	32,467
Hungary 0.4%		3,923,761
FHB Mortgage Bank PLC (I)	7,029	13,472
Magyar Telekom Telecommunications PLC	183,970	306,373
MOL Hungarian Oil and Gas PLC	20,902	1,699,394
OTP Bank PLC	55,669	1,737,104
Richter Gedeon Nyrt	6,553	167,418
India 13.2%		128,556,112
3M India, Ltd. (I)	371	78,904
Aarti Industries, Ltd. (I)	20,262	275,710
Aban Offshore, Ltd. (I)	10,469	28,705
ABB, Ltd.	4,994	113,015
Abbott India, Ltd.	40	2,588
ACC, Ltd.	6,403	162,219
Adani Enterprises, Ltd. (I)	60,123	109,286
Adani Ports and Special Economic Zone, Ltd. (I)	145,494	770,823
Adani Power, Ltd. (I)	479,127	207,204
Adani Transmissions, Ltd. (I)	96,061	180,315
Aditya Birla Fashion and Retail, Ltd. (I)	159,243	436,880
Aditya Birla Nuvo, Ltd.	14,886	387,005
Aegis Logistics, Ltd.	49,703	163,352

16SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
AIA Engineering, Ltd.	7,397	$168,529
Ajanta Pharma, Ltd.	9,615	234,405
Akzo Nobel India, Ltd.	5,128	143,068
Alembic Pharmaceuticals, Ltd.	18,393	153,922
Alembic, Ltd.	34,900	22,449
Allahabad Bank (I)	28,608	31,105
Allcargo Logistics, Ltd.	26,237	70,530
Amara Raja Batteries, Ltd. (I)	9,733	132,742
Ambuja Cements, Ltd.	85,719	320,510
Andhra Bank	66,994	60,927
Apar Industries, Ltd. (I)	4,039	55,308
Apollo Hospitals Enterprise, Ltd.	14,426	268,751
Apollo Tyres, Ltd.	102,957	364,976
Arvind SmartSpaces, Ltd. (I)	5,235	9,818
Arvind, Ltd.	57,851	339,639
Asahi India Glass, Ltd.	21,842	90,583
Ashiana Housing, Ltd. (I)	3,705	12,166
Ashok Leyland, Ltd.	304,365	446,556
Asian Paints, Ltd.	53,639	954,984
Astral Polytechnik, Ltd.	4,163	39,184
Atul, Ltd.	3,428	133,680
Aurobindo Pharma, Ltd.	100,089	884,360
Avanti Feeds, Ltd.	712	15,504
Axis Bank, Ltd.	153,258	1,221,250
Bajaj Auto, Ltd.	20,190	888,794
Bajaj Corp., Ltd.	20,442	115,020
Bajaj Electricals, Ltd. (I)	11,808	62,611
Bajaj Finance, Ltd.	68,580	1,413,172
Bajaj Finserv, Ltd. (I)	21,732	1,410,419
Bajaj Hindusthan Sugar, Ltd. (I)	178,945	42,720
Bajaj Holdings and Investment, Ltd.	11,948	381,503
Balkrishna Industries, Ltd.	26,560	606,970
Balmer Lawrie & Company, Ltd.	28,364	103,761
Balrampur Chini Mills, Ltd.	79,695	192,482
Bank of Baroda	73,621	203,239
Bank of India (I)	60,263	131,887
Bank of Maharashtra (I)	28,201	13,335
BASF India, Ltd.	1,617	34,459
Bata India, Ltd.	5,015	42,442
BEML, Ltd.	4,238	79,946
Berger Paints India, Ltd.	66,305	259,016
Bharat Electronics, Ltd.	161,480	431,722
Bharat Financial Inclusion, Ltd. (I)	10,673	122,020
Bharat Forge, Ltd.	34,671	630,439
Bharat Heavy Electricals, Ltd.	84,313	181,011
Bharat Petroleum Corp., Ltd.	68,028	779,375
Bharti Airtel, Ltd.	288,482	1,659,842
Bharti Infratel, Ltd.	49,802	284,253
Biocon, Ltd. (I)	13,644	200,437
Birla Corp., Ltd.	5,760	75,508
Bliss Gvs Pharma, Ltd.	4,054	12,226
Blue Dart Express, Ltd.	1,549	105,712
Blue Star, Ltd.	4,649	45,714

SEE NOTES TO FUND'S INVESTMENTS17

Emerging Markets Fund

	Shares	Value
India (continued)
Bodal Chemicals, Ltd.	8,486	$21,838
Bosch, Ltd.	878	317,328
Brigade Enterprises, Ltd. (I)	1,735	6,739
Britannia Industries, Ltd.	4,109	225,157
Cadila Healthcare, Ltd.	48,479	350,156
Cairn India, Ltd.	291,290	1,286,696
Canara Bank (I)	29,405	160,461
Capital First, Ltd.	1,699	18,317
Caplin Point Laboratories, Ltd.	1,263	10,414
Carborundum Universal, Ltd.	2,776	12,913
Castrol India, Ltd.	8,011	52,498
CCL Products India, Ltd.	9,927	46,169
Ceat, Ltd. (I)	11,747	307,989
Century Plyboards India, Ltd.	28,588	117,003
Cera Sanitaryware, Ltd.	1,065	51,552
CESC, Ltd.	25,000	355,318
CG Power and Industrial Solutions, Ltd. (I)	104,484	133,666
Chambal Fertilizers & Chemicals, Ltd.	75,728	144,329
Chennai Petroleum Corp., Ltd.	15,814	93,179
Chennai Super Kings Cricket, Ltd. (I)	271,316	9,462
Cholamandalam Investment and Finance Company, Ltd.	6,900	110,159
Cipla, Ltd.	52,126	419,635
City Union Bank, Ltd.	12,791	34,050
Clariant Chemicals India, Ltd.	1,514	14,617
Coal India, Ltd.	29,578	120,623
Colgate-Palmolive India, Ltd.	20,016	315,512
Container Corp. of India	5,721	102,883
Coromandel International, Ltd.	35,263	224,164
Corp. Bank (I)	37,363	28,900
Cox & Kings, Ltd.	38,917	135,839
Credit Analysis & Research, Ltd.	6,855	148,956
CRISIL, Ltd.	6,647	191,421
Crompton Greaves Consumer Electricals, Ltd. (I)	202,125	701,749
Cummins India, Ltd.	5,976	86,823
Cyient, Ltd.	26,304	200,639
Dabur India, Ltd.	104,748	452,337
Dalmia Bharat, Ltd. (I)	12,963	488,403
DB Corp., Ltd.	6,096	35,723
DCB Bank, Ltd.	34,662	102,784
DCM Shriram, Ltd.	16,548	92,366
Deepak Fertilisers & Petrochemicals Corp., Ltd. (I)	10,021	39,473
Dewan Housing Finance Corp., Ltd.	47,338	306,724
Dhampur Sugar Mills, Ltd.	3,049	8,408
Dish TV India, Ltd. (I)	149,432	195,926
Dishman Carbogen Amics India, Ltd. (I)	33,282	155,312
Divi's Laboratories, Ltd. (I)	27,745	252,067
DLF, Ltd. (I)	68,791	191,462
Dr. Reddy's Laboratories, Ltd.	16,839	652,687
Dredging Corp. of India, Ltd.	1,050	9,468
Dynamatic Technologies, Ltd. (I)	876	35,238
eClerx Services, Ltd.	18,186	368,179
Edelweiss Financial Services, Ltd.	154,089	412,595
Eicher Motors, Ltd.	2,569	1,134,839

18SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
EID Parry India, Ltd.	15,600	$81,148
EIH, Ltd.	41,907	88,326
Electrosteel Castings, Ltd.	54,318	29,048
Elgi Equipments, Ltd.	350	1,159
Emami, Ltd.	14,279	241,123
Engineers India, Ltd.	40,426	99,306
Entertainment Network India, Ltd.	1,131	14,104
Escorts, Ltd.	19,562	210,759
Essel Propack, Ltd.	47,284	187,406
Eveready Industries India, Ltd.	10,250	51,054
Exide Industries, Ltd.	49,696	178,133
FAG Bearings India, Ltd.	1,623	113,586
FDC, Ltd. (I)	17,984	50,776
Federal Bank, Ltd.	358,997	621,816
Federal-Mogul Goetze India, Ltd. (I)	8,475	77,816
Finolex Cables, Ltd.	42,221	327,418
Finolex Industries, Ltd.	25,020	237,008
Firstsource Solutions, Ltd. (I)	87,222	45,486
Fortis Healthcare, Ltd. (I)	26,522	80,388
Future Enterprises, Ltd.	57,775	25,029
Future Retail, Ltd. (I)	57,775	295,604
Gabriel India, Ltd.	25,791	52,135
GAIL India, Ltd.	43,143	276,196
Gateway Distriparks, Ltd.	28,954	111,756
Gati, Ltd.	7,132	13,717
GHCL, Ltd.	2,573	9,771
Gillette India, Ltd.	1,325	98,564
GlaxoSmithKline Consumer Healthcare, Ltd.	2,527	207,209
GlaxoSmithKline Pharmaceuticals, Ltd.	2,267	85,455
Glenmark Pharmaceuticals, Ltd.	34,544	341,704
GMR Infrastructure, Ltd. (I)	485,802	113,696
GOCL Corp., Ltd.	11,544	79,625
Godfrey Phillips India, Ltd.	4,064	77,661
Godrej Consumer Products, Ltd.	22,340	627,531
Godrej Industries, Ltd. (I)	4,869	45,511
Godrej Properties, Ltd. (I)	11,123	84,440
Granules India, Ltd.	36,517	78,446
Graphite India, Ltd. (I)	22,385	39,878
Grasim Industries, Ltd.	81,135	1,437,592
Greaves Cotton, Ltd.	34,250	81,094
Greenply Industries, Ltd.	886	3,700
Grindwell Norton, Ltd.	86	540
GRUH Finance, Ltd.	33,285	203,373
Gujarat Alkalies & Chemicals, Ltd.	13,802	87,059
Gujarat Ambuja Exports, Ltd. (I)	7,269	15,038
Gujarat Fluorochemicals, Ltd. (I)	13,582	142,590
Gujarat Gas, Ltd.	8,694	102,424
Gujarat Industries Power Company, Ltd.	14,146	23,057
Gujarat Mineral Development Corp., Ltd.	47,280	96,079
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	14,982	68,189
Gujarat Pipavav Port, Ltd.	20,554	47,862
Gujarat State Fertilizers & Chemicals, Ltd.	100,748	204,569
Gujarat State Petronet, Ltd.	35,157	92,874

SEE NOTES TO FUND'S INVESTMENTS19

Emerging Markets Fund

	Shares	Value
India (continued)
Gulf Oil Lubricants India, Ltd.	10,766	$131,465
GVK Power & Infrastructure, Ltd. (I)	38,136	3,104
Hathway Cable & Datacom, Ltd. (I)	175,883	109,217
Hatsun Agro Products, Ltd.	1,137	10,346
Havells India, Ltd.	60,971	462,628
HCL Technologies, Ltd.	112,078	1,494,434
HDFC Bank, Ltd.	268,985	6,842,571
HeidelbergCement India, Ltd. (I)	31,153	62,955
Hero MotoCorp, Ltd.	9,765	569,389
Hexaware Technologies, Ltd.	61,337	222,930
Hikal, Ltd.	15,030	48,004
Himachal Futuristic Communications, Ltd. (I)	173,576	34,717
Himatsingka Seide, Ltd.	2,285	11,968
Hindalco Industries, Ltd.	186,788	580,277
Hinduja Ventures, Ltd. (I)	1,516	11,024
Hindustan Construction Company, Ltd. (I)	58,911	36,664
Hindustan Petroleum Corp., Ltd.	68,055	583,977
Hindustan Unilever, Ltd.	93,897	1,557,259
Honeywell Automation India, Ltd.	130	23,169
Housing Development & Infrastructure, Ltd. (I)	83,700	116,006
Housing Development Finance Corp., Ltd.	126,143	3,083,013
HSIL, Ltd.	15,111	81,035
Huhtamaki PPL, Ltd.	7,301	26,380
ICICI Bank, Ltd.	174,021	884,145
ICRA, Ltd.	1,067	66,816
IDBI Bank, Ltd. (I)	93,210	86,808
Idea Cellular, Ltd.	642,224	798,931
IDFC Bank, Ltd.	116,566	104,073
IDFC, Ltd.	274,270	251,474
IFB Industries, Ltd. (I)	1,789	17,744
IFCI, Ltd. (I)	121,660	48,467
IIFL Holdings, Ltd.	144,536	1,122,430
IL&FS Transportation Networks, Ltd.	31,132	49,458
Indiabulls Housing Finance, Ltd.	96,180	1,715,231
Indiabulls Real Estate, Ltd. (I)	60,888	158,633
Indian Bank	30,550	149,942
Indian Hotels Company, Ltd.	64,556	138,067
Indian Oil Corp., Ltd.	198,228	1,318,101
Indian Overseas Bank (I)	77,478	31,751
Indo Count Industries, Ltd.	3,885	10,421
Indoco Remedies, Ltd.	19,192	53,247
Indraprastha Gas, Ltd.	7,394	119,186
IndusInd Bank, Ltd.	16,577	380,403
INEOS Styrolution India, Ltd.	189	2,242
Infosys, Ltd.	433,073	6,551,399
Ingersoll-Rand India, Ltd.	4,135	48,071
Inox Leisure, Ltd. (I)	3,104	14,142
Intellect Design Arena, Ltd. (I)	7,633	14,900
InterGlobe Aviation, Ltd. (S)	2,095	35,968
Ipca Laboratories, Ltd. (I)	5,689	43,298
IRB Infrastructure Developers, Ltd.	62,490	219,314
ITC, Ltd.	466,996	2,264,437
ITD Cementation India, Ltd.	3,115	8,327

20SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
J Kumar Infraprojects, Ltd.	2,256	$10,565
Jagran Prakashan, Ltd. (I)	51,004	141,903
Jain Irrigation Systems, Ltd.	124,783	195,993
Jaiprakash Associates, Ltd. (I)	257,459	47,671
Jammu & Kashmir Bank, Ltd.	45,775	57,686
Jaypee Infratech, Ltd. (I)	132,566	23,942
JB Chemicals & Pharmaceuticals, Ltd.	5,240	27,582
JBF Industries, Ltd.	13,389	57,689
Jet Airways India, Ltd. (I)	4,192	31,120
Jindal Poly Films, Ltd.	9,056	55,406
Jindal Saw, Ltd.	63,098	71,398
Jindal Steel & Power, Ltd.	100,979	190,029
JITF Infralogistics, Ltd. (I)	10,930	8,802
JK Cement, Ltd.	6,107	105,193
JK Lakshmi Cement, Ltd.	16,621	125,852
JK Paper, Ltd.	7,435	12,089
JK Tyre & Industries, Ltd.	33,515	86,244
JM Financial, Ltd.	85,011	160,184
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,138	99,944
JSW Energy, Ltd.	156,454	153,766
JSW Holdings, Ltd. (I)	692	17,966
JSW Steel, Ltd.	487,454	1,466,623
Jubilant Foodworks, Ltd.	12,866	182,943
Jubilant Life Sciences, Ltd.	48,461	564,749
Just Dial, Ltd. (I)	11,378	78,033
Jyothy Laboratories, Ltd.	11,913	67,359
Kajaria Ceramics, Ltd.	32,999	360,629
Kalpataru Power Transmission, Ltd. (I)	20,959	115,327
Kansai Nerolac Paints, Ltd.	18,014	111,989
Kaveri Seed Company, Ltd. (I)	10,404	94,999
KEC International, Ltd. (I)	44,197	178,818
Kesoram Industries, Ltd. (I)	4,378	9,675
Kirloskar Brothers, Ltd. (I)	4,757	18,585
Kitex Garments, Ltd.	3,854	21,751
Kolte-patil Developers, Ltd.	396	1,091
Kotak Mahindra Bank, Ltd.	29,467	440,677
KPIT Technologies, Ltd.	76,782	137,353
KPR Mill, Ltd.	1,140	13,915
KRBL, Ltd. (I)	34,245	212,250
KSB Pumps, Ltd.	5,666	60,582
L&T Finance Holdings, Ltd.	79,685	159,092
LA Opala RG, Ltd.	1,408	12,003
Lakshmi Machine Works, Ltd.	1,135	81,102
Lakshmi Vilas Bank, Ltd.	7,919	23,196
Larsen & Toubro, Ltd.	37,729	1,026,957
LIC Housing Finance, Ltd.	69,994	793,810
Lupin, Ltd.	52,401	941,886
Magma Fincorp, Ltd.	5,612	11,165
Maharashtra Seamless, Ltd.	13,173	70,856
Mahindra & Mahindra Financial Services, Ltd.	37,162	206,048
Mahindra & Mahindra, Ltd.	53,166	1,165,079
Mahindra & Mahindra, Ltd., GDR	2,670	59,387
Mahindra Cie Automotive, Ltd. (I)	16,834	63,102

SEE NOTES TO FUND'S INVESTMENTS21

Emerging Markets Fund

	Shares	Value
India (continued)
Mahindra Holidays & Resorts India, Ltd.	10,595	$81,948
Mahindra Lifespace Developers, Ltd.	8,188	54,047
Manappuram Finance, Ltd.	134,943	186,492
Mangalore Refinery and Petrochemicals, Ltd. (I)	99,201	202,982
Marico, Ltd.	124,048	601,436
Maruti Suzuki India, Ltd.	12,446	1,392,685
Max Financial Services, Ltd.	7,210	65,447
Max India, Ltd. (I)	63,961	147,099
Mayur Uniquoters, Ltd.	6,681	36,738
McLeod Russel India, Ltd.	19,042	49,245
Merck, Ltd.	3,111	50,239
Mindtree, Ltd.	96,494	817,314
Monsanto India, Ltd.	1,981	87,664
Motherson Sumi Systems, Ltd. (I)	97,899	683,606
Motilal Oswal Financial Services, Ltd.	4,031	64,676
Mphasis, Ltd.	20,882	194,959
MPS, Ltd. (I)	3,597	32,161
MRF, Ltd.	593	603,367
Muthoot Finance, Ltd.	11,040	70,625
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	61,788
Natco Pharma, Ltd.	9,533	137,711
National Aluminium Company, Ltd.	307,197	321,413
Nava Bharat Ventures, Ltd.	49,149	111,697
Navneet Education, Ltd. (I)	62,573	180,392
NCC, Ltd.	72,915	99,247
NESCO, Ltd. (I)	2,056	79,663
Nestle India, Ltd.	4,168	428,340
NHPC, Ltd.	144,122	67,908
NIIT Technologies, Ltd.	12,588	102,531
Nilkamal, Ltd.	2,084	64,574
NTPC, Ltd.	129,077	320,136
Oberoi Realty, Ltd. (I)	21,035	122,959
OCL India, Ltd. (I)	3,751	68,637
Oil & Natural Gas Corp., Ltd.	168,933	463,870
Oil India, Ltd.	37,325	177,527
Omaxe, Ltd.	8,831	27,436
Oracle Financial Services Software, Ltd.	2,809	153,440
Orient Cement, Ltd.	15,762	35,034
Oriental Bank of Commerce	10,050	23,382
Orissa Minerals Development Company, Ltd.	400	11,720
Page Industries, Ltd.	2,154	480,688
Parsvnath Developers, Ltd. (I)	4,650	923
PC Jeweller, Ltd.	12,688	97,951
Persistent Systems, Ltd.	12,887	121,020
Petronet LNG, Ltd.	35,137	239,175
Pfizer, Ltd.	2,121	55,815
PI Industries, Ltd.	17,648	224,737
Pidilite Industries, Ltd.	32,889	391,676
Piramal Enterprises, Ltd. (I)	15,158	643,736
Polaris Consulting & Services, Ltd. (I)	3,540	12,025
Power Finance Corp., Ltd.	386,538	800,482
Power Grid Corp. of India, Ltd.	262,415	847,944
Prabhat Dairy, Ltd.	11,200	19,679

22SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Praj Industries, Ltd. (I)	18,806	$22,214
Prestige Estates Projects, Ltd. (I)	39,931	154,629
Procter & Gamble Hygiene & Health Care, Ltd.	3,109	359,081
PTC India Financial Services, Ltd.	58,744	40,203
PTC India, Ltd.	58,277	85,219
Punjab National Bank (I)	72,371	169,289
Puravankara Projects, Ltd.	5,372	5,469
PVR, Ltd.	9,188	206,300
Radico Khaitan, Ltd.	24,671	45,723
Rain Industries, Ltd.	72,470	116,608
Rajesh Exports, Ltd.	38,372	387,207
Rallis India, Ltd.	17,715	67,485
Ramco Systems, Ltd. (I)	1,024	5,368
Rashtriya Chemicals & Fertilizers, Ltd.	16,660	22,856
Ratnamani Metals & Tubes, Ltd. (I)	6,611	77,364
Rattanindia Power, Ltd. (I)	88,088	9,898
Raymond, Ltd.	9,150	98,552
Redington India, Ltd.	98,796	202,050
Relaxo Footwears, Ltd.	11,994	86,442
Reliance Capital, Ltd.	12,388	108,045
Reliance Communications, Ltd. (I)	286,998	91,417
Reliance Defence and Engineering, Ltd. (I)	37,992	33,099
Reliance Industries, Ltd. (I)	84,790	1,761,157
Reliance Infrastructure, Ltd.	22,947	171,019
Reliance Power, Ltd. (I)	249,766	159,494
Repco Home Finance, Ltd.	8,682	105,498
Ruchi Soya Industries, Ltd. (I)	42,379	14,450
Rural Electrification Corp., Ltd.	383,870	1,149,934
Sadbhav Engineering, Ltd.	14,503	70,838
Sanofi India, Ltd.	2,078	131,880
Shipping Corp. of India, Ltd. (I)	16,775	19,141
Shoppers Stop, Ltd. (I)	10,056	45,210
Shree Cement, Ltd.	1,348	374,991
Shriram City Union Finance, Ltd.	1,143	40,358
Shriram Transport Finance Company, Ltd.	29,524	465,886
Siemens, Ltd.	3,098	65,890
Simplex Infrastructures, Ltd.	4,288	27,834
Sintex Industries, Ltd.	175,870	73,469
Sintex Plastics Technology, Ltd. (I)	175,870	232,921
SITI Cable Network, Ltd. (I)	54,239	24,886
SJVN, Ltd.	110,072	54,850
SKF India, Ltd.	1,272	31,488
SML Isuzu, Ltd.	1,824	35,909
Sobha, Ltd.	7,846	44,808
Solar Industries India, Ltd.	6,620	85,303
Sona Koyo Steering Systems, Ltd.	29,557	38,061
Sonata Software, Ltd.	21,264	49,544
SREI Infrastructure Finance, Ltd.	44,382	72,238
SRF, Ltd.	6,349	161,437
State Bank of India	125,408	560,291
Steel Authority of India, Ltd. (I)	29,440	26,103
Sterlite Technologies, Ltd.	110,539	265,530
Strides Shasun, Ltd.	10,052	140,001

SEE NOTES TO FUND'S INVESTMENTS23

Emerging Markets Fund

	Shares	Value
India (continued)
Sun Pharmaceutical Industries, Ltd.	136,416	$1,064,523
Sun TV Network, Ltd.	44,303	550,047
Sundaram Finance, Ltd.	7,543	191,157
Sundram Fasteners, Ltd.	29,978	177,138
Sunteck Realty, Ltd.	1,147	8,129
Suprajit Engineering, Ltd.	12,926	57,586
Supreme Industries, Ltd.	14,661	258,631
Suzlon Energy, Ltd. (I)	611,262	182,330
Swaraj Engines, Ltd.	3,065	89,304
Symphony, Ltd.	650	13,199
Syndicate Bank (I)	47,841	56,904
TAKE Solutions, Ltd.	23,694	47,386
Tamil Nadu Newsprint & Papers, Ltd.	9,750	51,232
Tata Chemicals, Ltd.	31,658	307,201
Tata Communications, Ltd.	31,104	352,572
Tata Consultancy Services, Ltd.	67,070	2,641,561
Tata Elxsi, Ltd.	4,334	89,695
Tata Global Beverages, Ltd.	84,050	195,005
Tata Motors, Ltd.	257,570	1,902,241
Tata Motors, Ltd., ADR	7,425	273,463
Tata Power Company, Ltd.	309,212	388,250
Tata Sponge Iron, Ltd.	1,679	21,705
Tata Steel, Ltd.	98,308	770,109
Tata Teleservices Maharashtra, Ltd. (I)	81,950	8,258
TCI Express, Ltd.	4,096	29,933
Tech Mahindra, Ltd.	101,368	612,731
Techno Electric & Engineering Company, Ltd.	8,684	53,300
Texmaco Rail & Engineering, Ltd.	22,370	30,566
The Great Eastern Shipping Company, Ltd.	26,608	161,724
The India Cements, Ltd.	40,878	129,756
The Karnataka Bank, Ltd.	29,403	78,401
The Karur Vysya Bank, Ltd.	193,050	347,300
The Phoenix Mills, Ltd.	19,688	126,059
The Ramco Cements, Ltd. (I)	29,456	331,002
The South Indian Bank, Ltd.	318,299	139,655
Thermax, Ltd.	2,309	36,013
Thomas Cook India, Ltd.	2,919	9,450
Tide Water Oil Company India, Ltd.	484	43,891
Time Technoplast, Ltd.	53,560	118,822
Timken India, Ltd.	9,180	96,056
Titagarh Wagons, Ltd. (I)	16,437	28,259
Titan Company, Ltd. (I)	36,213	266,564
Torrent Pharmaceuticals, Ltd.	12,875	246,935
Torrent Power, Ltd.	43,239	128,211
Transport Corp. of India, Ltd.	19,370	89,004
Trent, Ltd. (I)	8,710	32,696
Trident, Ltd.	7,559	9,402
Triveni Turbine, Ltd.	25,196	53,504
TTK Prestige, Ltd.	859	86,249
Tube Investments of India, Ltd.	37,830	404,594
TV18 Broadcast, Ltd. (I)	142,677	78,626
TVS Motor Company, Ltd.	65,036	541,149
UCO Bank (I)	120,323	64,685

24SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Uflex, Ltd.	12,529	$66,588
UltraTech Cement, Ltd.	4,855	315,981
Unichem Laboratories, Ltd. (I)	9,434	36,349
Union Bank of India, Ltd.	44,936	108,370
Unitech, Ltd. (I)	604,404	45,859
United Breweries, Ltd.	21,367	265,614
United Spirits, Ltd. (I)	13,708	479,890
UPL, Ltd.	226,653	3,042,133
V-Guard Industries, Ltd.	97,412	274,063
VA Tech Wabag, Ltd.	8,323	83,538
Vaibhav Global, Ltd. (I)	1,546	12,221
Vakrangee, Ltd.	64,237	363,255
Vardhman Textiles, Ltd. (I)	9,013	180,484
Vedanta, Ltd., ADR	106,802	1,582,806
Videocon Industries, Ltd. (I)	35,251	22,455
Vijaya Bank (I)	80,560	93,864
Vinati Organics, Ltd.	1,762	25,265
VIP Industries, Ltd.	33,137	99,647
Voltas, Ltd.	13,356	100,729
VST Industries, Ltd.	2,691	129,297
WABCO India, Ltd.	1,073	96,482
Welspun Corp, Ltd.	24,625	32,906
Welspun India, Ltd.	196,410	247,497
Whirlpool of India, Ltd. (I)	7,671	140,200
Wipro, Ltd.	136,060	1,131,947
Wockhardt, Ltd.	6,435	61,938
Yes Bank, Ltd.	50,319	1,119,267
Zee Entertainment Enterprises, Ltd.	68,891	551,000
Zensar Technologies, Ltd.	5,480	73,278
Zuari Agro Chemicals, Ltd.	5,446	34,629
Zydus Wellness, Ltd.	1,037	13,501
Indonesia 2.9%		27,946,275
Ace Hardware Indonesia Tbk PT	3,430,000	271,505
Adaro Energy Tbk PT	5,079,900	579,268
Adhi Karya Persero Tbk PT	502,638	88,555
Agung Podomoro Land Tbk PT (I)	2,485,700	34,147
AKR Corporindo Tbk PT	373,700	185,598
Alam Sutera Realty Tbk PT (I)	2,490,800	62,323
Aneka Tambang Persero Tbk PT (I)	2,170,954	126,283
Arwana Citramulia Tbk PT (I)	2,562,200	81,444
Asahimas Flat Glass Tbk PT	113,500	53,637
Astra Agro Lestari Tbk PT	74,033	79,461
Astra Graphia Tbk PT	606,500	77,446
Astra International Tbk PT	2,648,500	1,737,223
Bakrie & Brothers Tbk PT (I)	123,895,361	465,073
Bakrie Telecom Tbk PT (I)	34,369,000	129,013
Bank Bukopin Tbk PT	1,865,866	88,184
Bank Central Asia Tbk PT	1,390,900	1,789,586
Bank Danamon Indonesia Tbk PT	594,471	233,242
Bank Mandiri Persero Tbk PT	487,046	458,737
Bank Negara Indonesia Persero Tbk PT	731,103	359,170
Bank Pan Indonesia Tbk PT (I)	2,119,000	148,716

SEE NOTES TO FUND'S INVESTMENTS25

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	995,700	$175,484
Bank Pembangunan Daerah Jawa Timur Tbk PT	635,300	32,396
Bank Permata Tbk PT (I)	480,564	24,670
Bank Rakyat Indonesia Persero Tbk PT	1,242,700	1,348,345
Bank Tabungan Negara Persero Tbk PT	1,150,398	215,638
Bank Tabungan Pensiunan Nasional Tbk PT	227,500	42,546
Barito Pacific Tbk PT (I)	1,068,700	258,957
Bayan Resources Tbk PT (I)	98,000	49,294
Bekasi Fajar Industrial Estate Tbk PT	889,200	21,080
Benakat Integra Tbk PT (I)	3,785,000	24,167
Berau Coal Energy Tbk PT (I)	2,539,400	15,633
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
BISI International Tbk PT	772,100	96,409
Bumi Resources Tbk PT (I)	8,267,930	238,134
Bumi Serpong Damai Tbk PT (I)	1,362,400	184,742
Bumi Teknokultura Unggul Tbk PT (I)	252,400	18,946
Charoen Pokphand Indonesia Tbk PT	1,157,720	275,389
Ciputra Development Tbk PT	5,950,461	499,420
Citra Marga Nusaphala Persada Tbk PT (I)	2,197,375	228,437
Delta Dunia Makmur Tbk PT (I)	1,554,100	98,538
Dharma Satya Nusantara Tbk PT	603,500	22,471
Eagle High Plantations Tbk PT (I)	4,006,000	82,356
Elnusa Tbk PT	1,217,000	28,184
Energi Mega Persada Tbk PT (I)	17,251,938	64,751
Erajaya Swasembada Tbk PT	245,600	12,073
Eureka Prima Jakarta Tbk PT (I)	402,200	2,962
Fajar Surya Wisesa Tbk PT	146,500	50,346
Gajah Tunggal Tbk PT (I)	664,400	49,641
Garuda Indonesia Persero Tbk PT (I)	1,746,000	48,185
Global Mediacom Tbk PT (I)	2,755,700	135,560
Gudang Garam Tbk PT	84,243	466,941
Hanson International Tbk PT (I)	17,926,000	165,264
Harum Energy Tbk PT (I)	248,600	39,306
Holcim Indonesia Tbk PT	1,126,300	68,413
Indah Kiat Pulp & Paper Corp. Tbk PT	1,179,600	223,729
Indika Energy Tbk PT (I)	273,700	16,426
Indo Tambangraya Megah Tbk PT	159,600	181,966
Indocement Tunggal Prakarsa Tbk PT	119,200	165,513
Indofood CBP Sukses Makmur Tbk PT	293,800	191,658
Indofood Sukses Makmur Tbk PT	1,417,200	929,689
Indosat Tbk PT	738,100	375,500
Inovisi Infracom Tbk PT (I)	671,012	5,894
Intiland Development Tbk PT	2,044,100	65,006
Japfa Comfeed Indonesia Tbk PT	2,015,000	192,797
Jasa Marga Persero Tbk PT	466,852	183,856
Kalbe Farma Tbk PT	2,597,200	299,968
Kawasan Industri Jababeka Tbk PT (I)	6,380,913	153,134
Krakatau Steel Persero Tbk PT (I)	1,223,690	58,729
Kresna Graha Sekurindo Tbk PT (I)	902,900	30,092
Link Net Tbk PT	80,900	34,438
Lippo Cikarang Tbk PT (I)	191,300	59,355
Lippo Karawaci Tbk PT	4,324,725	220,684
Malindo Feedmill Tbk PT (I)	402,600	32,012

26SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Matahari Department Store Tbk PT	674,700	$763,707
Matahari Putra Prima Tbk PT (I)	185,400	11,262
Mayora Indah Tbk PT	6,278,000	1,003,383
Medco Energi Internasional Tbk PT (I)	802,100	181,553
Media Nusantara Citra Tbk PT (I)	1,776,800	253,489
Metrodata Electronics Tbk PT	261,103	12,540
Mitra Adiperkasa Tbk PT (I)	387,600	182,420
MNC Investama Tbk PT (I)	6,614,200	65,592
MNC Sky Vision Tbk PT (I)	451,800	34,249
Modernland Realty Tbk PT (I)	3,192,300	64,645
Multipolar Tbk PT	2,705,400	44,239
Nippon Indosari Corpindo Tbk PT	1,072,400	116,680
Nirvana Development Tbk PT (I)	5,351,300	30,106
Nusantara Infrastructure Tbk PT (I)	6,352,400	64,350
Pabrik Kertas Tjiwi Kimia Tbk PT	642,000	64,881
Pakuwon Jati Tbk PT	7,608,800	347,719
Panin Financial Tbk PT (I)	4,360,400	87,455
Panin Sekuritas Tbk PT	22,500	5,249
Paninvest Tbk PT (I)	1,443,000	92,760
Pembangunan Perumahan Persero Tbk PT	582,987	136,850
Perusahaan Gas Negara Persero Tbk PT	1,343,200	241,637
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	839,200	96,087
Ramayana Lestari Sentosa Tbk PT	1,082,600	105,507
Resource Alam Indonesia Tbk PT	969,000	25,471
Salim Ivomas Pratama Tbk PT	905,800	40,412
Samindo Resources Tbk PT	31,500	1,657
Sampoerna Agro Tbk PT	618,600	94,228
Sawit Sumbermas Sarana Tbk PT	357,900	48,090
Selamat Sempurna Tbk PT	3,894,700	350,662
Semen Baturaja Persero Tbk PT	524,300	135,690
Semen Indonesia Persero Tbk PT	935,100	662,532
Sentul City Tbk PT (I)	4,440,400	24,984
Siloam International Hospitals Tbk PT (I)	78,975	63,917
Sinar Mas Multiartha Tbk PT	37,000	19,459
Sri Rejeki Isman Tbk PT	3,450,300	84,388
Sugih Energy Tbk PT (I)	12,804,400	109,587
Summarecon Agung Tbk PT	1,027,800	101,740
Surya Citra Media Tbk PT	1,549,100	337,766
Surya Semesta Internusa Tbk PT	737,900	35,147
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	307,300	250,811
Telekomunikasi Indonesia Persero Tbk PT	2,391,100	779,627
Telekomunikasi Indonesia Persero Tbk PT, ADR	38,054	1,254,640
Tempo Scan Pacific Tbk PT	242,800	37,470
Tiga Pilar Sejahtera Food Tbk PT (I)	801,600	132,190
Timah Persero Tbk PT	877,180	59,231
Tower Bersama Infrastructure Tbk PT	819,200	354,252
Trias Sentosa Tbk PT (I)	1,000,000	24,523
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	14,592
Tunas Baru Lampung Tbk PT	1,502,600	178,520
Tunas Ridean Tbk PT	667,900	57,172
Unilever Indonesia Tbk PT	203,300	704,779
United Tractors Tbk PT	685,500	1,429,454

SEE NOTES TO FUND'S INVESTMENTS27

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Vale Indonesia Tbk PT (I)	657,500	$94,010
Visi Media Asia Tbk PT (I)	5,390,300	148,777
Waskita Karya Persero Tbk PT	994,202	177,429
Wijaya Karya Beton Tbk PT	200,300	10,141
Wijaya Karya Persero Tbk PT	968,876	166,337
XL Axiata Tbk PT (I)	1,695,800	376,495
Malaysia 3.6%		35,284,043
7-Eleven Malaysia Holdings BHD	44,900	13,745
Aeon Company BHD	333,100	182,075
AEON Credit Service M BHD	10,360	46,479
AFFIN Holdings BHD	300,990	187,072
AirAsia BHD	557,400	388,064
AirAsia X BHD (I)	924,550	86,412
Alliance Financial Group BHD	416,000	420,713
AMMB Holdings BHD	509,950	620,912
Amway Malaysia Holdings BHD	400	720
APM Automotive Holdings BHD	102,500	98,394
Astro Malaysia Holdings BHD	450,300	267,222
Axiata Group BHD	469,996	557,759
Batu Kawan BHD	33,400	146,623
Benalec Holdings BHD	161,700	17,563
Berjaya Assets BHD (I)	372,900	108,917
Berjaya Auto BHD	311,400	145,553
Berjaya Corp. BHD (I)	900,634	71,481
Berjaya Land BHD (I)	846,900	98,874
Berjaya Sports Toto BHD	259,178	151,389
BIMB Holdings BHD	143,300	151,395
Bintulu Port Holdings BHD	300	429
Bonia Corp. BHD	256,400	37,131
Boustead Holdings BHD	534,007	330,514
Boustead Plantations BHD	84,200	33,453
British American Tobacco Malaysia BHD	38,400	400,182
Bumi Armada BHD	489,700	88,734
Bursa Malaysia BHD	158,000	398,607
Cahya Mata Sarawak BHD	228,600	218,944
Can-One BHD	19,500	15,622
Carlsberg Brewery Malaysia BHD	67,000	231,424
CB Industrial Product Holding BHD	164,940	80,968
CIMB Group Holdings BHD	288,889	432,021
Coastal Contracts BHD	187,666	57,002
Cypark Resources BHD	67,700	43,667
Daibochi Plastic & Packaging Industry BHD	21,840	13,799
Datasonic Group BHD	158,100	45,820
Daya Materials BHD (I)	1,218,200	22,844
Dayang Enterprise Holdings BHD (I)	203,600	52,382
Dialog Group BHD	310,060	139,059
DiGi.Com BHD	475,980	550,408
DRB-Hicom BHD	257,500	94,427
Dutch Lady Milk Industries BHD	9,900	134,160
Eastern & Oriental BHD	70,367	30,066
Eco World Development Group BHD (I)	281,000	103,067
Ekovest BHD	108,300	30,868

28SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Evergreen Fibreboard BHD (I)	202,650	$40,266
Felda Global Ventures Holdings BHD	552,800	225,959
Gadang Holdings BHD	110,000	32,146
Gamuda BHD	186,100	232,219
Gas Malaysia BHD	132,500	88,603
Genting BHD	528,500	1,231,343
Genting Malaysia BHD	229,400	300,679
Genting Plantations BHD	21,400	54,715
George Kent Malaysia BHD	15,800	14,442
Globetronics Technology BHD	59,680	78,395
GuocoLand Malaysia BHD	183,100	51,351
Hai-O Enterprise BHD	60,900	56,066
HAP Seng Consolidated BHD	326,639	700,456
Hartalega Holdings BHD	180,800	256,164
Heineken Malaysia BHD	102,300	454,521
Hengyuan Refining Company BHD (I)	67,000	85,255
Hibiscus Petroleum BHD (I)	246,000	26,741
Hock Seng LEE BHD	142,592	52,622
Hong Leong Bank BHD	51,934	170,208
Hong Leong Financial Group BHD	49,561	193,821
Hong Leong Industries BHD	72,700	174,947
Hovid BHD	328,500	24,562
Hua Yang BHD	156,021	38,645
Hume Industries BHD	67,932	40,654
I-BHD	62,100	8,701
IHH Healthcare BHD	117,500	158,899
IJM Corp. BHD	1,274,260	1,036,044
IJM Plantations BHD	126,600	93,188
Inari Amertron BHD	485,324	231,228
Insas BHD	210,474	47,479
IOI Corp. BHD	414,700	440,618
IOI Properties Group BHD	326,971	161,986
JAKS Resources BHD (I)	100,800	36,484
Jaya Tiasa Holdings BHD	146,505	39,019
JCY International BHD	95,300	13,466
Karex BHD	75,000	31,546
Keck Seng Malaysia BHD	224,850	261,622
Kenanga Investment Bank BHD	312,317	42,661
Kian JOO CAN Factory BHD	306,700	215,771
Kim Loong Resources BHD	37,800	33,731
Kimlun Corp. BHD	97,161	52,030
KNM Group BHD (I)	816,270	53,413
Kossan Rubber Industries BHD	175,000	250,260
KPJ Healthcare BHD	263,500	256,710
Kretam Holdings BHD	140,100	18,010
KSL Holdings BHD (I)	270,010	76,336
Kuala Lumpur Kepong BHD	27,358	158,207
Kumpulan Fima BHD	93,300	39,887
Kumpulan Perangsang Selangor BHD	78,800	26,663
Lafarge Malaysia BHD	125,600	161,139
Land & General BHD	1,323,140	71,079
Landmarks BHD (I)	232,900	48,151
LBS Bina Group BHD	130,500	61,597

SEE NOTES TO FUND'S INVESTMENTS29

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Lingkaran Trans Kota Holdings BHD	80,200	$114,295
LPI Capital BHD	31,500	138,315
Magni-Tech Industries BHD	10,300	14,077
Magnum BHD	294,600	119,081
Mah Sing Group BHD	440,112	160,280
Malakoff Corp. BHD	120,100	33,121
Malayan Banking BHD	408,932	901,442
Malayan Flour Mills BHD	126,800	61,325
Malaysia Airports Holdings BHD	198,288	402,988
Malaysia Building Society BHD	475,474	142,210
Malaysian Pacific Industries BHD	52,638	150,714
Malaysian Resources Corp. BHD (I)	275,100	87,383
Matrix Concepts Holdings BHD	255,583	161,216
Maxis BHD	255,985	367,736
MBM Resources BHD	151,150	83,001
Media Chinese International, Ltd.	286,200	38,475
Media Prima BHD	418,980	95,404
Mega First Corp. BHD	45,200	39,704
MISC BHD	201,650	353,025
Mitrajaya Holdings BHD	142,500	45,284
MK Land Holdings BHD (I)	446,700	29,712
MKH BHD	138,966	80,839
MMC Corp. BHD	486,500	276,106
MNRB Holdings BHD (I)	82,650	46,731
MPHB Capital BHD (I)	145,400	54,415
Mudajaya Group BHD (I)	232,800	80,543
Muhibbah Engineering Malaysia BHD	185,000	118,868
Mulpha International BHD (I)	740,700	40,622
My EG Services BHD	675,650	334,411
Naim Holdings BHD (I)	93,500	26,876
NTPM Holdings BHD	145,500	29,260
OCK Group BHD (I)	98,000	21,756
Oldtown BHD	159,600	99,170
Oriental Holdings BHD	260,420	405,751
OSK Holdings BHD	445,945	172,982
Padini Holdings BHD	198,900	163,148
Panasonic Manufacturing Malaysia BHD	10,900	89,457
Pantech Group Holdings BHD	69,792	8,967
Paramount Corp. BHD	56,600	23,799
Parkson Holdings BHD (I)	205,145	27,564
PESTECH International BHD	94,700	36,496
Petron Malaysia Refining & Marketing BHD	8,500	15,870
Petronas Chemicals Group BHD	368,600	631,024
Petronas Dagangan BHD	32,500	186,650
Petronas Gas BHD	89,600	388,509
Pharmaniaga BHD	12,000	13,034
POS Malaysia BHD	98,200	113,163
Power Root BHD	71,000	42,808
PPB Group BHD	50,900	199,784
Press Metal BHD	537,200	323,971
Protasco BHD	116,975	27,621
Public Bank BHD	408,860	1,915,151
QL Resources BHD	266,200	310,402

30SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
RHB Bank BHD	160,762	$202,439
Rimbunan Sawit BHD (I)	338,000	37,511
Salcon BHD (I)	275,300	38,589
Sapura Energy BHD	1,638,257	677,683
Sarawak Oil Palms BHD	117,242	97,742
Scientex BHD	99,600	191,553
Scomi Group BHD (I)	346,400	12,554
SEG International BHD (I)	19,800	5,643
Selangor Dredging BHD	226,100	48,049
Selangor Properties BHD	18,300	21,244
Shangri-La Hotels Malaysia BHD	36,700	44,544
SHL Consolidated BHD	113,500	75,051
Sime Darby BHD	205,474	446,947
SKP Resources BHD	72,000	21,348
SP Setia BHD	153,630	137,463
Star Media Group BHD	228,300	121,622
Sumatec Resources BHD (I)	422,000	5,946
Sunway BHD	248,690	206,186
Sunway Construction Group BHD	92,562	45,385
Supermax Corp. BHD	231,700	111,560
Suria Capital Holdings BHD	196,400	97,699
Syarikat Takaful Malaysia BHD	226,300	213,952
Ta Ann Holdings BHD	74,808	60,636
TA Enterprise BHD	567,900	88,886
TA Global BHD	678,340	53,023
Taliworks Corp. BHD	72,600	26,107
Tambun Indah Land BHD	159,800	54,894
Tan Chong Motor Holdings BHD	191,600	82,800
Tasek Corp. BHD	5,400	16,246
TDM BHD	212,595	32,288
Telekom Malaysia BHD	162,056	245,364
Tenaga Nasional BHD	418,300	1,346,265
TH Plantations BHD	185,160	48,027
Time dotCom BHD	292,340	614,895
Tiong NAM Logistics Holdings	105,500	43,378
Top Glove Corp. BHD	242,500	298,642
Tropicana Corp. BHD	326,664	74,038
TSH Resources BHD	395,200	167,952
Tune Protect Group BHD	232,000	71,000
Uchi Technologies BHD	116,230	50,249
UEM Edgenta BHD	230,400	151,331
UEM Sunrise BHD (I)	370,866	109,217
UMW Holdings BHD (I)	121,900	170,811
UMW Oil and Gas Corp. BHD (I)	77,200	9,381
Unisem M BHD	276,620	228,841
United Malacca BHD	112,550	161,724
United Plantations BHD	24,700	161,651
United U-Li Corp. BHD	54,400	56,928
UOA Development BHD	304,200	184,835
Uzma BHD (I)	121,700	48,407
VS Industry BHD	378,585	172,601
WCT Holdings BHD	227,729	118,130
Wellcall Holdings BHD	187,700	98,190

SEE NOTES TO FUND'S INVESTMENTS31

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Westports Holdings BHD	299,900	$284,509
Wing Tai Malaysia BHD	379,950	158,202
WTK Holdings BHD	97,600	20,977
Yinson Holdings BHD	163,100	128,728
YNH Property BHD (I)	186,890	65,548
YTL Corp. BHD	1,940,091	679,838
YTL Power International BHD	195,675	69,940
Zhulian Corp. BHD	71,300	26,653
Malta 0.0%		478,674
Brait SE (I)	77,186	478,674
Mexico 4.3%		41,859,685
Alfa SAB de CV, Class A	1,333,468	1,923,037
Alpek SAB de CV	197,876	241,959
Alsea SAB de CV (L)	193,973	699,597
America Movil SAB de CV, Series L	6,641,335	5,332,017
Arca Continental SAB de CV	56,335	400,382
Axtel SAB de CV (I)(L)	351,022	65,137
Banregio Grupo Financiero SAB de CV	134,234	752,880
Bio Pappel SAB de CV (I)	18,527	26,867
Bolsa Mexicana de Valores SAB de CV (L)	96,616	165,293
Cemex SAB de CV (I)	807,916	668,569
Cemex SAB de CV, ADR (I)	127,110	1,051,200
Coca-Cola Femsa SAB de CV, ADR	4,650	373,814
Coca-Cola Femsa SAB de CV, Series L	2,251	18,108
Consorcio ARA SAB de CV	252,642	82,516
Controladora Vuela Cia de Aviacion SAB de CV, ADR (I)	6,795	88,675
Controladora Vuela Cia de Aviacion SAB de CV, Class A (I)(L)	93,501	121,953
Corporacion Inmobiliaria Vesta SAB de CV	122,815	170,397
Credito Real SAB de CV (L)	64,680	95,879
Dine SAB de CV (I)	103,700	61,510
El Puerto de Liverpool SAB de CV, Series C1 (L)	20,777	161,995
Fomento Economico Mexicano SAB de CV	71,889	678,562
Fomento Economico Mexicano SAB de CV, ADR	980	92,453
Genomma Lab Internacional SAB de CV, Class B (I)	265,710	333,313
Gentera SAB de CV	460,069	743,424
Gruma SAB de CV, Class B	76,182	991,273
Grupo Aeromexico SAB de CV (I)(L)	120,486	248,067
Grupo Aeroportuario del Centro Norte SAB de CV	103,231	556,626
Grupo Aeroportuario del Pacifico SAB de CV, ADR	16,393	1,643,726
Grupo Aeroportuario del Sureste SAB de CV, ADR	4,791	945,648
Grupo Bimbo SAB de CV, Series A	200,805	465,666
Grupo Carso SAB de CV, Series A1	279,172	1,186,099
Grupo Cementos de Chihuahua SAB de CV	57,000	258,618
Grupo Comercial Chedraui SA de CV (L)	118,433	246,508
Grupo Elektra SAB de CV (L)	11,611	483,613
Grupo Famsa SAB de CV, Class A (I)	42,727	21,884
Grupo Financiero Banorte SAB de CV, Series O	161,277	926,698
Grupo Financiero Inbursa SAB de CV, Series O (L)	257,058	427,097
Grupo Financiero Interacciones SA de CV, Series O	38,196	177,337
Grupo Financiero Santander Mexico SAB de CV, Class B	286,836	524,569
Grupo GICSA SA de CV (I)	35,662	25,265
Grupo Gigante SAB de CV (I)	168,900	365,047

32SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Mexico (continued)
Grupo Herdez SAB de CV (L)	112,654	$238,346
Grupo Industrial Maseca SAB de CV, Series B (I)	2,600	3,082
Grupo Industrial Saltillo SAB de CV	100,600	214,677
Grupo KUO SAB de CV, Series B	206,101	462,473
Grupo Lala SAB de CV (L)	77,941	131,797
Grupo Mexico SAB de CV, Series B	1,227,284	3,321,947
Grupo Pochteca SAB de CV (I)	20,836	8,716
Grupo Sanborns SAB de CV	229,054	278,855
Grupo Simec SAB de CV, Series B (I)	54,963	184,409
Grupo Sports World SAB de CV (I)	27,369	24,777
Grupo Televisa SAB (L)	514,394	2,495,001
Hoteles City Express SAB de CV (I)(L)	71,506	79,843
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	115,901	195,675
Industrias Bachoco SAB de CV, Series B	53,294	243,576
Industrias CH SAB de CV, Series B (I)	87,037	437,519
Industrias Penoles SAB de CV	50,219	1,089,057
Infraestructura Energetica Nova SAB de CV	87,352	407,199
Kimberly-Clark de Mexico SAB de CV, Class A (L)	414,558	822,624
La Comer SAB de CV (I)	300,695	227,706
Maxcom Telecomunicaciones SAB de CV (I)(L)	6,185	2,451
Megacable Holdings SAB de CV	121,409	466,206
Mexichem SAB de CV	432,705	1,140,591
Minera Frisco SAB de CV, Series A1 (I)(L)	314,174	191,746
Nemak SAB de CV (S)	17,900	17,702
OHL Mexico SAB de CV	187,043	210,155
Organizacion Cultiba SAB de CV (I)	44,034	40,501
Organizacion Soriana SAB de CV, Series B (I)	1,242,295	2,718,311
Promotora y Operadora de Infraestructura SAB de CV	32,880	342,748
Promotora y Operadora de Infraestructura SAB de CV, Series L	2,800	22,825
Qualitas Controladora SAB de CV	111,100	188,821
Rassini SAB de CV (I)	16,261	75,401
Rassini SAB de CV, Class A (I)	19,200	44,236
Telesites SAB de CV (I)	157,651	100,191
TV Azteca SAB de CV	590,813	83,650
Unifin Financiera SAB de CV SOFOM ENR (L)	4,000	10,690
Vitro SAB de CV, Series A	49,650	202,370
Wal-Mart de Mexico SAB de CV	563,675	1,290,533
Netherlands 0.0%		452,439
VEON, Ltd.	116,608	452,439
Peru 0.2%		2,261,529
Cementos Pacasmayo SAA, ADR	4,994	56,682
Cia de Minas Buenaventura SAA, ADR	21,714	270,122
Credicorp, Ltd.	11,340	1,899,652
Fossal SAA, ADR (I)	633	722
Grana y Montero SAA, ADR (I)	11,010	34,351
Philippines 1.5%		15,131,260
Aboitiz Equity Ventures, Inc.	185,250	282,638
Aboitiz Power Corp.	185,700	146,339
Alliance Global Group, Inc.	592,000	184,050
Alsons Consolidated Resources, Inc.	3,145	1,131
Alsons Consolidated Resources, Inc. (Philippine Stock Exchange)	629,000	21,986

SEE NOTES TO FUND'S INVESTMENTS33

Emerging Markets Fund

	Shares	Value
Philippines (continued)
Atlas Consolidated Mining & Development Corp. (I)	664,800	$67,502
Ayala Corp.	24,450	426,319
Ayala Land, Inc.	802,700	635,217
Bank of the Philippine Islands	23,665	50,084
BDO Unibank, Inc.	121,962	300,205
Belle Corp.	1,912,000	158,866
Bloomberry Resorts Corp. (I)	852,700	160,915
Cebu Air, Inc.	105,830	215,729
Century Pacific Food, Inc.	46,650	16,680
China Banking Corp.	327,255	243,272
COL Financial Group, Inc.	10,000	3,236
Cosco Capital, Inc.	972,300	160,832
D&L Industries, Inc.	1,036,900	260,352
DMCI Holdings, Inc.	1,214,000	327,693
DoubleDragon Properties Corp. (I)	74,910	72,948
East West Banking Corp.	55,200	28,493
EEI Corp.	180,500	35,723
Emperador, Inc.	628,900	86,296
Empire East Land Holdings, Inc. (I)	2,941,000	40,148
Energy Development Corp.	4,763,400	583,248
Filinvest Land, Inc.	4,536,750	154,866
First Gen Corp.	528,400	201,428
First Philippine Holdings Corp.	146,190	205,375
Globe Telecom, Inc.	6,725	285,056
GT Capital Holdings, Inc.	11,430	274,050
International Container Terminal Services, Inc.	186,990	375,102
JG Summit Holdings, Inc.	578,550	925,457
Jollibee Foods Corp.	89,610	368,243
Leisure & Resorts World Corp.	221,000	17,480
Lepanto Consolidated Mining Company, Class B (I)	3,304,363	12,690
Lopez Holdings Corp.	1,894,000	273,749
LT Group, Inc.	422,900	135,866
Manila Electric Company	76,360	420,397
Manila Water Company, Inc.	401,900	259,900
Max's Group, Inc.	98,300	36,923
Megawide Construction Corp. (I)	31,770	12,124
Megaworld Corp.	2,680,600	252,849
Metro Pacific Investments Corp.	2,224,300	280,056
Metropolitan Bank & Trust Company	56,174	98,571
Pepsi-Cola Products Philippines, Inc.	1,461,000	98,281
Petron Corp.	1,157,700	255,533
Philex Mining Corp.	67,800	12,257
Philippine National Bank	340,220	464,648
Philweb Corp.	251,040	52,890
Phinma Energy Corp.	644,000	26,407
PLDT, Inc.	28,420	985,323
Premium Leisure Corp.	1,553,000	50,216
Puregold Price Club, Inc.	128,700	111,836
RFM Corp.	101,000	9,537
Rizal Commercial Banking Corp.	294,740	379,505
Robinsons Land Corp.	647,050	321,896
Robinsons Retail Holdings, Inc.	35,150	60,469
San Miguel Corp.	296,644	643,596

34SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Philippines (continued)
Security Bank Corp.	69,417	$303,780
Semirara Mining & Power Corp.	74,730	237,136
SM Investments Corp.	6,460	99,857
SM Prime Holdings, Inc.	622,204	420,804
The Philippine Stock Exchange, Inc.	20,064	97,140
Top Frontier Investment Holdings, Inc. (I)	25,432	157,008
Travellers International Hotel Group, Inc.	192,400	13,142
Union Bank of the Philippines	354,441	601,869
Universal Robina Corp.	109,530	356,494
Vista Land & Lifescapes, Inc.	2,280,800	253,401
Xurpas, Inc.	112,100	18,151
Poland 1.7%		16,880,092
Agora SA	47,765	198,678
Alior Bank SA (I)	12,993	238,322
Amica SA	1,682	85,068
AmRest Holdings SE (I)	487	44,532
Apator SA	6,846	66,815
Asseco Poland SA	35,138	457,030
Bank Handlowy w Warszawie SA	2,979	55,666
Bank Millennium SA (I)	139,544	261,180
Bank Pekao SA	9,119	338,341
Bank Zachodni WBK SA	3,241	295,672
Bioton SA (I)	45,261	64,336
Boryszew SA (I)	80,141	238,796
Budimex SA	4,545	266,438
CCC SA	6,859	387,482
CD Projekt SA	32,056	680,362
Ciech SA	24,004	436,010
ComArch SA	2,277	134,399
Cyfrowy Polsat SA (I)	35,480	255,049
Emperia Holding SA (I)	4,545	108,707
Enea SA	61,832	187,925
Energa SA (L)	62,040	164,161
Eurocash SA	25,156	208,808
Fabryki Mebli Forte SA	17,095	358,317
Famur SA (I)	29,897	44,987
Firma Oponiarska Debica SA	4,011	117,066
Getin Holding SA (I)	269,086	100,577
Getin Noble Bank SA (I)(L)	162,956	66,160
Grupa Azoty SA	12,764	217,840
Grupa Kety SA	8,167	945,690
Grupa Lotos SA (I)	37,409	541,834
Impexmetal SA (I)	67,910	81,327
ING Bank Slaski SA (I)	4,150	197,089
Inter Cars SA	1,766	156,774
Jastrzebska Spolka Weglowa SA (I)	5,914	106,327
KGHM Polska Miedz SA	17,094	486,723
Kruk SA	2,406	194,750
LC Corp. SA (I)	212,235	116,358
LPP SA	177	298,361
Lubelski Wegiel Bogdanka SA	4,334	74,563
mBank SA (I)	2,117	240,381

SEE NOTES TO FUND'S INVESTMENTS35

Emerging Markets Fund

	Shares	Value
Poland (continued)
MCI Capital SA (I)	25,380	$64,791
Netia SA	252,068	295,563
Neuca SA	1,618	167,795
Orange Polska SA	182,240	223,390
Orbis SA	50,376	1,206,286
Pfleiderer Grajewo SA	6,153	74,392
PGE Polska Grupa Energetyczna SA	172,275	505,987
PKP Cargo SA (I)	5,770	91,266
Polnord SA (I)	12,615	31,072
Polski Koncern Naftowy ORLEN SA	72,418	2,067,860
Polskie Gornictwo Naftowe i Gazownictwo SA	208,712	356,586
Powszechna Kasa Oszczednosci Bank Polski SA (I)	44,082	432,803
Powszechny Zaklad Ubezpieczen SA	84,950	1,012,096
Quercus TFI SA (I)	1,202	2,098
Rafako SA (I)	6,408	13,731
Synthos SA	180,854	238,605
Tauron Polska Energia SA (I)	337,753	292,426
Trakcja SA	14,083	57,341
Vistula Group SA (I)	44,632	41,863
Warsaw Stock Exchange	10,869	136,365
Wawel SA	80	25,704
Zespol Elektrowni Patnow Adamow Konin SA (I)	5,285	23,171
Romania 0.0%		232,126
New Europe Property Investments PLC	19,893	232,126
Russia 1.0%		9,453,517
Etalon Group, Ltd., GDR	17,593	64,631
Gazprom PJSC, ADR	191,883	801,616
Lenta, Ltd. (I)	19,831	122,070
LUKOIL PJSC, ADR	23,904	1,145,675
Magnitogorsk Iron & Steel OJSC, GDR	57,852	422,552
Mail.Ru Group, Ltd., GDR (I)	2,629	70,273
Mechel PJSC, ADR (I)	20,978	112,862
MegaFon PJSC, GDR	24,937	268,452
MMC Norilsk Nickel PJSC, ADR	37,031	515,323
Novatek PJSC, GDR	6,412	723,332
Novolipetsk Steel OJSC, GDR	8,199	154,861
O'Key Group SA, GDR	7,545	15,071
PhosAgro PJSC, GDR	12,267	176,406
PIK Group PJSC, GDR (I)	21,244	96,054
Ros Agro PLC, GDR	3,102	34,218
Rosneft Oil Company PJSC, GDR	139,037	730,310
Rostelecom OJSC, ADR	22,190	160,991
RusHydro PJSC, ADR	234,319	308,763
Sberbank of Russia PJSC, ADR	128,146	1,433,954
Severstal OAO, GDR	24,703	318,590
Tatneft PJSC, ADR	1,852	75,117
Tatneft PJSC, ADR (London Stock Exchange)	7,713	317,196
TMK PJSC, GDR	24,035	145,487
VTB Bank PJSC, GDR	308,398	694,224
X5 Retail Group NV, GDR (I)	15,048	545,489

36SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Singapore 0.0%		$30,117
Technovator International, Ltd. (I)	84,000	30,117
South Africa 6.9%		67,165,293
Adcock Ingram Holdings, Ltd.	31,630	149,646
Adcorp Holdings, Ltd.	54,688	45,267
Advtech, Ltd.	209,335	286,428
AECI, Ltd.	42,913	349,811
African Oxygen, Ltd.	26,369	39,837
African Phoenix Investments, Ltd. (I)	878,658	41,627
African Rainbow Minerals, Ltd.	46,662	289,958
Afrimat, Ltd.	7,811	17,916
Alexander Forbes Group Holdings, Ltd.	106,479	50,810
Alviva Holdings, Ltd.	103,546	142,045
Anglo American Platinum, Ltd. (I)	4,566	97,210
AngloGold Ashanti, Ltd.	1,563	17,874
AngloGold Ashanti, Ltd., ADR	173,142	1,972,087
ArcelorMittal South Africa, Ltd. (I)	224,228	131,701
Ascendis Health, Ltd.	29,051	54,396
Aspen Pharmacare Holdings, Ltd.	42,921	971,812
Assore, Ltd.	14,286	208,761
Astral Foods, Ltd.	22,968	281,959
Attacq, Ltd. (I)	130,466	166,510
Aveng, Ltd. (I)	269,593	108,894
AVI, Ltd.	128,979	970,818
Barclays Africa Group, Ltd.	141,237	1,497,582
Barloworld, Ltd.	134,846	1,197,959
Bid Corp., Ltd.	40,879	936,630
Blue Label Telecoms, Ltd.	174,483	209,679
Capitec Bank Holdings, Ltd.	9,819	583,138
Cashbuild, Ltd.	10,455	274,476
Caxton & CTP Publishers & Printers, Ltd.	226,989	208,475
City Lodge Hotels, Ltd.	18,231	208,152
Clicks Group, Ltd. (L)	97,551	1,017,857
Clover Industries, Ltd.	69,393	94,082
Consolidated Infrastructure Group, Ltd. (I)	32,430	37,583
Coronation Fund Managers, Ltd.	87,748	470,722
Curro Holdings, Ltd. (I)	10,585	36,307
DataTec, Ltd.	75,875	300,271
Discovery, Ltd.	68,495	668,188
Distell Group, Ltd.	15,342	170,723
DRDGOLD, Ltd.	236,387	72,131
EOH Holdings, Ltd.	38,259	366,597
Extract Group, Ltd. (I)	292,995	2,236
Exxaro Resources, Ltd.	80,453	625,534
Famous Brands, Ltd.	33,669	346,063
FirstRand, Ltd.	677,428	2,548,350
Gold Fields, Ltd., ADR	401,585	1,437,674
Grand Parade Investments, Ltd.	206,978	53,677
Grindrod, Ltd. (I)	192,486	167,542
Group Five, Ltd.	101,158	154,728
Harmony Gold Mining Company, Ltd., ADR	147,546	295,092
Holdsport, Ltd.	6,121	27,624
Hudaco Industries, Ltd.	18,219	182,377

SEE NOTES TO FUND'S INVESTMENTS37

Emerging Markets Fund

	Shares	Value
South Africa (continued)
Hulamin, Ltd.	133,602	$63,168
Impala Platinum Holdings, Ltd. (I)	182,641	509,019
Imperial Holdings, Ltd.	75,489	958,276
Investec, Ltd.	53,820	423,351
Invicta Holdings, Ltd.	4,710	20,990
JSE, Ltd.	27,072	272,348
KAP Industrial Holdings, Ltd.	191,807	131,136
Kumba Iron Ore, Ltd. (I)	18,635	224,023
Lewis Group, Ltd.	36,079	91,532
Liberty Holdings, Ltd.	54,743	478,479
Life Healthcare Group Holdings, Ltd.	465,921	996,891
Massmart Holdings, Ltd.	54,983	487,080
Merafe Resources, Ltd.	893,075	94,089
Metair Investments, Ltd.	71,247	111,376
MMI Holdings, Ltd.	528,839	886,245
Mondi, Ltd.	42,713	1,122,688
Mpact, Ltd.	91,384	226,767
Mr. Price Group, Ltd.	68,392	783,096
MTN Group, Ltd.	621,979	5,571,474
Murray & Roberts Holdings, Ltd.	152,879	154,941
Nampak, Ltd. (I)	284,682	445,119
Naspers, Ltd., N Shares	13,501	2,797,678
Nedbank Group, Ltd.	41,259	693,508
Netcare, Ltd.	371,202	761,417
Northam Platinum, Ltd. (I)	111,843	373,972
Oceana Group, Ltd.	24,837	181,381
Omnia Holdings, Ltd.	20,428	239,281
Peregrine Holdings, Ltd.	135,630	280,993
Pick n Pay Stores, Ltd.	142,921	656,539
Pioneer Foods Group, Ltd.	40,984	443,444
PPC, Ltd. (I)(L)	744,336	348,937
PSG Group, Ltd.	17,824	325,840
Raubex Group, Ltd.	62,508	114,144
RCL Foods, Ltd.	10,269	11,724
Reunert, Ltd.	60,220	331,105
Rhodes Food Group Pty, Ltd.	17,682	30,662
Royal Bafokeng Platinum, Ltd. (I)	10,865	24,024
Sanlam, Ltd. (L)	452,247	2,368,170
Santam, Ltd.	17,141	320,153
Sappi, Ltd.	172,663	1,273,662
Sasol, Ltd.	67,967	2,038,285
Shoprite Holdings, Ltd.	131,273	2,088,316
Sibanye Gold, Ltd., ADR (L)	95,240	481,914
Spur Corp., Ltd.	52,155	123,009
Standard Bank Group, Ltd.	319,144	3,568,125
Stefanutti Stocks Holdings, Ltd. (I)	55,487	14,381
Steinhoff International Holdings NV	372,997	1,986,520
Sun International, Ltd.	42,300	210,221
Super Group, Ltd. (I)	196,035	558,562
Telkom SA SOC, Ltd.	125,916	708,890
The Bidvest Group, Ltd. (L)	103,606	1,351,566
The Foschini Group, Ltd.	84,281	891,197
The SPAR Group, Ltd.	71,133	927,167

38SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Africa (continued)
Tiger Brands, Ltd.	35,750	$1,047,038
Tiger Wheels, Ltd. (I)	14,267	0
Tongaat Hulett, Ltd.	42,973	388,338
Transaction Capital, Ltd.	64,665	73,240
Trencor, Ltd.	107,179	276,164
Truworths International, Ltd.	158,303	904,128
Tsogo Sun Holdings, Ltd.	189,894	347,448
Vodacom Group, Ltd.	65,192	821,935
Wilson Bayly Holmes-Ovcon, Ltd.	17,342	183,114
Woolworths Holdings, Ltd. (L)	381,753	1,960,197
South Korea 16.1%		157,301,907
Advanced Nano Products Company, Ltd.	1,831	22,421
Aekyung Petrochemical Company, Ltd.	5,510	63,471
AfreecaTV Company, Ltd.	3,889	75,547
Agabang&Company (I)	4,653	28,486
Ahn-Gook Pharmaceutical Company, Ltd.	1,780	19,475
Ahnlab, Inc.	796	40,144
AJ Rent A Car Company, Ltd. (I)	4,213	43,438
Ajin Industrial Company, Ltd. (I)	1,347	9,738
AK Holdings, Inc.	2,279	140,037
ALUKO Company, Ltd.	5,748	24,854
Amorepacific Corp.	4,942	1,513,836
AMOREPACIFIC Group	5,931	796,860
Amotech Company, Ltd. (I)	2,147	55,558
Anapass, Inc.	3,616	42,623
Asia Cement Company, Ltd.	572	43,281
ASIA Holdings Company, Ltd.	637	60,597
Asia Paper Manufacturing Company, Ltd.	789	13,989
Asiana Airlines, Inc. (I)	57,330	261,319
AUK Corp. (I)	7,233	15,620
Autech Corp.	4,431	58,121
Avaco Company, Ltd.	3,479	21,264
Baiksan Company, Ltd.	7,325	60,255
Barunson Entertainment & Arts Corp. (I)	8,125	20,043
BGF retail Company, Ltd.	3,392	422,241
Binggrae Company, Ltd.	1,597	102,081
Bluecom Company, Ltd.	4,144	37,521
BNK Financial Group, Inc.	56,153	501,000
Boditech Med, Inc.	1,408	24,247
Boryung Pharmaceutical Company, Ltd.	1,940	91,313
Bosung Power Technology Company, Ltd. (I)(L)	9,037	25,110
Bukwang Pharmaceutical Company, Ltd. (L)	13,693	280,261
Byucksan Corp.	8,041	30,015
CammSys Corp. (I)	9,121	24,394
Capro Corp. (I)(L)	10,708	67,810
Cell Biotech Company, Ltd.	2,474	82,429
Celltrion Pharm, Inc. (I)	2,599	46,077
Celltrion, Inc. (I)(L)	8,110	692,625
Chabiotech Company, Ltd. (I)	9,038	101,770
Changhae Ethanol Company, Ltd.	1,231	20,758
Cheil Worldwide, Inc.	8,686	148,871
Chemtronics Company, Ltd. (I)	8,505	53,854

SEE NOTES TO FUND'S INVESTMENTS39

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Chinyang Holdings Corp.	14,267	$43,267
Chokwang Paint, Ltd.	1,999	18,654
Chong Kun Dang Pharmaceutical Corp.	901	99,407
Chongkundang Holdings Corp.	390	27,202
Choong Ang Vaccine Laboratory	540	9,843
Chosun Refractories Company, Ltd.	1,126	91,125
Chungdahm Learning, Inc.	1,116	17,288
CJ CGV Company, Ltd.	4,179	315,241
CJ CheilJedang Corp.	3,044	1,036,954
CJ Corp.	5,429	1,025,153
CJ E&M Corp.	4,841	340,013
CJ Freshway Corp.	1,744	66,635
CJ Hellovision Company, Ltd.	4,174	35,533
CJ Korea Express Corp. (I)(L)	490	84,254
CJ O Shopping Company, Ltd.	1,636	280,165
CKD Bio Corp.	1,764	36,395
Com2uS Corp.	5,400	569,020
Cosmax BTI, Inc.	1,013	30,200
Cosmax, Inc.	3,077	351,711
Cosmochemical Company, Ltd. (I)	3,900	20,299
COSON Company, Ltd. (I)	1,947	22,139
Coway Company, Ltd.	10,698	959,687
Crown Confectionery Company, Ltd. (I)(L)	3,166	53,870
CROWNHAITAI Holdings Company, Ltd.	2,459	63,424
CS Wind Corp.	1,377	28,910
CTC BIO, Inc. (I)	2,903	22,476
CTL, Inc. (I)	7,350	18,776
Cuckoo Electronics Company, Ltd.	226	30,473
D.I. Corp.	6,277	25,785
Dae Dong Industrial Company, Ltd.	6,828	45,975
Dae Han Flour Mills Company, Ltd.	390	64,787
Dae Hwa Pharmaceutical Company, Ltd. (L)	3,905	87,918
Dae Won Chemical Company, Ltd. (I)	9,868	21,236
Dae Won Kang Up Company, Ltd.	17,327	72,472
Dae-Il Corp. (L)	6,013	56,721
Daea TI Company, Ltd. (I)	13,163	24,007
Daeduck Electronics Company	10,197	96,978
Daeduck GDS Company, Ltd.	8,177	132,551
Daegu Department Store	3,466	41,022
Daehan New Pharm Company, Ltd.	1,865	25,970
Daehan Steel Company, Ltd.	2,199	21,016
Daekyo Company, Ltd.	4,443	32,758
Daekyung Machinery & Engineering Company, Ltd. (I)	21,005	14,578
Daelim Industrial Company, Ltd.	5,373	443,196
Daeryuk Can Company, Ltd. (L)	5,701	36,715
Daesang Corp.	5,911	147,521
Daesang Holdings Company, Ltd.	8,580	83,533
Daesung Holdings Company, Ltd.	1,757	14,939
Daewon Cable Company, Ltd. (I)(L)	9,500	12,633
Daewon Pharmaceutical Company, Ltd.	5,984	115,571
Daewon San Up Company, Ltd.	1,661	10,947
Daewoo Engineering & Construction Company, Ltd. (I)	30,819	207,893
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (I)	29,440	117,802

40SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Daewoong Company, Ltd.	5,720	$72,254
Daihan Pharmaceutical Company, Ltd.	1,745	47,379
Daishin Securities Company, Ltd.	12,312	142,374
Daou Data Corp.	5,479	58,923
Daou Technology, Inc.	12,913	246,938
Dasan Networks, Inc. (I)(L)	3,196	16,039
Dayou Automotive Seat Technology Company, Ltd.	16,525	22,049
DGB Financial Group, Inc.	32,857	337,248
Digital Chosun Company, Ltd.	10,376	21,873
Digital Power Communications Company, Ltd.	7,000	27,924
DIO Corp. (I)	999	32,428
Display Tech Company, Ltd.	7,596	27,707
DMS Company, Ltd.	2,357	20,289
DNF Company, Ltd. (I)	3,282	50,995
Dong Ah Tire & Rubber Company, Ltd.	3,345	81,245
Dong-A Socio Holdings Company, Ltd.	526	74,258
Dong-A ST Company, Ltd.	760	70,258
Dong-Ah Geological Engineering Company, Ltd.	2,970	36,604
Dong-Il Corp.	789	41,398
Dongbang Transport Logistics Company, Ltd.	12,725	21,066
Dongbu HiTek Company, Ltd. (I)	14,263	254,660
Dongbu Insurance Company, Ltd.	19,236	1,162,594
Dongbu Securities Company, Ltd. (I)	24,395	86,256
Dongbu Steel Company, Ltd. (I)	2,567	34,317
Dongil Industries Company, Ltd.	659	42,970
Dongjin Semichem Company, Ltd.	13,536	164,151
Dongkook Industrial Company, Ltd. (I)	5,390	12,256
Dongkook Pharmaceutical Company, Ltd.	531	32,408
Dongkuk Industries Company, Ltd.	3,639	15,851
Dongkuk Steel Mill Company, Ltd.	16,084	179,579
Dongkuk Structures & Construction Company, Ltd. (L)	6,060	37,002
Dongsuh Companies, Inc.	2,572	74,461
Dongsung Chemical Company, Ltd.	1,620	27,008
DONGSUNG Corp.	15,210	78,805
Dongsung Pharmaceutical Company, Ltd. (I)	5,006	18,497
Dongwha Enterprise Company, Ltd.	710	21,613
Dongwha Pharmaceutical Company, Ltd.	3,666	29,434
Dongwon Development Company, Ltd.	13,858	59,294
Dongwon F&B Company, Ltd.	369	86,375
Dongwon Industries Company, Ltd.	344	103,957
Dongwon Systems Corp. (L)	1,235	62,139
Dongyang E&P, Inc.	815	9,974
Doosan Corp.	1,772	185,862
Doosan Heavy Industries and Construction Company, Ltd.	14,516	295,477
Doosan Infracore Company, Ltd. (I)	19,644	139,653
Douzone Bizon Company, Ltd. (L)	10,064	295,982
DRB Holding Company, Ltd.	9,008	84,523
Duksan Hi-Metal Company, Ltd. (I)	1,504	12,331
DY Corp.	8,288	54,391
e Tec E&C, Ltd.	625	86,133
e-LITECOM Company, Ltd.	2,713	22,787
E-MART, Inc.	2,164	470,020
E1 Corp.	1,099	62,148

SEE NOTES TO FUND'S INVESTMENTS41

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Eagon Industrial, Ltd.	4,424	$42,473
Easy Bio, Inc.	15,216	92,628
Ecobio Holdings Company, Ltd. (I)(L)	2,205	19,128
Ecopro Company, Ltd. (I)	3,440	50,761
ELK Corp. (I)(L)	11,980	14,429
Emerson Pacific, Inc. (I)	682	22,180
Enex Company, Ltd.	5,367	12,198
ENF Technology Company, Ltd. (L)	4,942	85,160
Eo Technics Company, Ltd.	1,202	95,204
Estechpharma Company, Ltd.	2,629	28,612
Eugene Corp.	10,743	60,623
Eugene Investment & Securities Company, Ltd. (I)	26,505	85,197
Eugene Technology Company, Ltd.	2,908	49,065
EVERDIGM Corp.	4,305	42,488
Farmsco	1,995	24,347
Fila Korea, Ltd. (L)	1,449	99,230
Foosung Company, Ltd. (I)	23,819	181,448
Fursys, Inc.	1,610	44,738
G-SMATT GLOBAL Company, Ltd (I)(L)	1,860	22,665
Genic Company, Ltd. (I)	2,686	34,396
GIIR, Inc.	666	6,010
Global Display Company, Ltd. (I)	4,255	12,125
GNCO Company, Ltd. (I)(L)	14,824	31,651
GOLFZON Company, Ltd.	966	50,203
GOLFZONNEWDIN Company, Ltd. (L)	7,428	37,616
Grand Korea Leisure Company, Ltd.	9,071	179,895
Green Cross Corp.	507	81,455
Green Cross Holdings Corp.	5,802	183,935
GS Engineering & Construction Corp. (I)(L)	9,113	249,621
GS Global Corp. (I)	21,478	66,606
GS Holdings Corp.	27,599	1,798,977
GS Home Shopping, Inc.	777	153,543
GS Retail Company, Ltd.	3,476	174,252
Gwangju Shinsegae Company, Ltd.	248	57,145
Halla Corp. (I)	9,672	42,230
Halla Holdings Corp.	2,308	134,523
Han Kuk Carbon Company, Ltd. (L)	14,912	88,400
Hana Financial Group, Inc.	32,189	1,177,336
Hana Tour Service, Inc.	1,483	123,414
Hancom, Inc.	4,601	74,602
Handok, Inc.	942	21,298
Handsome Company, Ltd.	3,324	105,440
Hanil Cement Company, Ltd.	1,293	148,861
Hanjin Heavy Industries & Construction Company, Ltd. (I)	22,470	85,194
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (I)	7,525	37,631
Hanjin Kal Corp. (I)(L)	10,738	224,054
Hanjin P&C Company, Ltd. (I)	6,774	14,048
Hanjin Transportation Company, Ltd.	3,281	89,820
Hankook Shell Oil Company, Ltd.	204	77,274
Hankook Tire Company, Ltd.	30,689	1,669,565
Hankuk Glass Industries, Inc.	535	13,080
Hankuk Paper Manufacturing Company, Ltd.	2,439	65,672
Hanmi Pharm Company, Ltd. (I)	1,356	462,452

42SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Hanmi Science Company, Ltd. (I)	1,236	$81,726
Hanmi Semiconductor Company, Ltd.	7,032	49,271
Hanon Systems	39,924	369,164
Hansae Company, Ltd.	7,216	173,170
Hansae Yes24 Holdings Company, Ltd.	7,184	61,549
Hanshin Construction Company, Ltd.	2,741	48,794
Hansol Chemical Company, Ltd.	3,526	241,594
Hansol Holdings Company, Ltd. (I)	11,532	68,570
Hansol HomeDeco Company, Ltd. (I)	31,708	46,422
Hansol Paper Company, Ltd.	6,940	120,888
Hansol Technics Company, Ltd. (I)	3,158	45,667
Hanssem Company, Ltd.	2,661	523,136
Hanwha Chemical Corp.	23,455	623,654
Hanwha Corp.	16,590	708,603
Hanwha Galleria Timeworld Company, Ltd. (I)	571	18,585
Hanwha General Insurance Company, Ltd.	27,276	187,933
Hanwha Investment & Securities Company, Ltd. (I)	33,422	92,923
Hanwha Life Insurance Company, Ltd.	44,760	281,489
Hanwha Techwin Company, Ltd. (I)	6,717	299,659
Hanyang Securities Company, Ltd.	3,589	24,618
Harim Company, Ltd.	8,646	46,131
Harim Holdings Company, Ltd.	17,498	69,525
HB Technology Company, Ltd.	6,024	26,530
Heung-A Shipping Company, Ltd. (L)	52,594	71,813
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	14,459
Hite Jinro Company, Ltd.	6,340	137,000
Hitejinro Holdings Company, Ltd.	5,212	54,929
HMC Investment Securities Company, Ltd.	6,164	65,814
Homecast Company, Ltd. (I)	2,630	22,924
Hotel Shilla Company, Ltd. (L)	4,381	238,337
HS Industries Company, Ltd.	15,076	129,539
HS R&A Company, Ltd.	18,150	56,580
Huchems Fine Chemical Corp.	2,706	61,457
Humax Company, Ltd.	7,904	80,451
Humedix Company, Ltd.	844	24,668
Huons Company, Ltd. (I)	2,491	131,414
Huons Global Company, Ltd.	2,258	73,981
Huvis Corp.	8,086	57,467
Huvitz Company, Ltd.	2,214	27,417
Hwa Shin Company, Ltd.	6,498	33,646
Hwacheon Machine Tool Company, Ltd.	730	34,683
HwaSung Industrial Company, Ltd.	2,511	37,208
Hy-Lok Corp.	3,815	81,528
Hyosung Corp.	7,904	1,186,115
HyosungITX Company, Ltd.	1,716	28,207
Hyundai BNG Steel Company, Ltd.	2,838	32,835
Hyundai C&F, Inc.	1,358	19,895
Hyundai Construction Equipment Company, Ltd. (I)	202	54,487
Hyundai Corp.	2,899	56,697
Hyundai Department Store Company, Ltd.	4,668	483,688
Hyundai Development Co-Engineering & Construction	11,803	541,241
Hyundai Electric & Energy System Company, Ltd. (I)	209	54,695
Hyundai Elevator Company, Ltd.	2,374	132,281

SEE NOTES TO FUND'S INVESTMENTS43

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Hyundai Engineering & Construction Company, Ltd.	11,960	$519,552
Hyundai Engineering Plastics Company, Ltd.	9,361	69,565
Hyundai Glovis Company, Ltd.	4,258	606,620
Hyundai Greenfood Company, Ltd.	5,627	91,953
Hyundai Heavy Industries Company, Ltd. (I)	3,201	493,500
Hyundai Home Shopping Network Corp.	1,012	123,834
Hyundai Hy Communications & Networks Company, Ltd.	18,609	66,346
Hyundai Livart Company, Ltd.	2,525	62,927
Hyundai Marine & Fire Insurance Company, Ltd.	26,885	906,202
Hyundai Merchant Marine Company, Ltd. (I)	2,198	17,832
Hyundai Mipo Dockyard Company, Ltd. (I)	995	90,132
Hyundai Mobis Company, Ltd. (L)	8,592	2,105,721
Hyundai Motor Company	19,984	2,913,174
Hyundai Pharmaceutical Company, Ltd.	5,541	23,345
Hyundai Robotics Company, Ltd. (I)	680	247,803
Hyundai Rotem Company, Ltd. (I)	2,660	51,953
Hyundai Steel Company	17,208	908,580
Hyundai Wia Corp. (L)	4,859	299,574
i-SENS, Inc.	2,721	69,386
IHQ, Inc. (I)	13,884	23,003
Il Dong Pharmaceutical Company, Ltd.	1,961	39,601
IlDong Holdings Company, Ltd.	722	11,994
Iljin Display Company, Ltd. (I)	3,635	21,525
Iljin Electric Company, Ltd.	7,159	30,623
Iljin Holdings Company, Ltd.	4,834	22,643
Ilshin Spinning Company, Ltd.	565	60,016
Ilsung Pharmaceutical Company, Ltd.	495	64,530
IM Company, Ltd. (I)	1,313	5,115
iMarketKorea, Inc.	8,736	104,227
InBody Company, Ltd.	4,079	108,964
Industrial Bank of Korea	27,349	314,603
INITECH Company, Ltd. (I)	3,266	21,505
Innox Corp. (I)(L)	2,568	112,397
Intelligent Digital Integrated Securities Company, Ltd.	2,466	19,184
Interojo Company, Ltd.	2,789	92,652
Interpark Holdings Corp.	19,796	108,002
INTOPS Company, Ltd.	8,844	90,338
Inzi Controls Company, Ltd.	9,850	50,045
IS Dongseo Company, Ltd.	7,865	338,000
ISC Company, Ltd.	2,424	54,409
ISU Chemical Company, Ltd.	1,428	20,820
IsuPetasys Company, Ltd.	6,220	25,422
J.ESTINA Company, Ltd.	2,296	16,682
Jahwa Electronics Company, Ltd.	4,584	69,373
JB Financial Group Company, Ltd.	37,685	208,064
Jcontentree Corp. (I)	11,532	41,779
Jeil Savings Bank (I)	1,850	0
Jinro Distillers Company, Ltd.	1,165	34,414
JLS Company, Ltd.	3,270	21,753
Jusung Engineering Company, Ltd. (I)	9,683	100,240
JVM Company, Ltd.	992	38,130
JW Holdings Corp.	2,659	23,305
JW Pharmaceutical Corp.	1,599	74,136

44SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
JYP Entertainment Corp. (I)	3,681	$25,113
Kakao Corp. (L)	1,501	132,220
Kangnam Jevisco Company, Ltd.	1,435	49,575
Kangwon Land, Inc.	10,549	341,402
KAON Media Company, Ltd.	2,142	23,442
KB Financial Group, Inc., ADR	31,099	1,475,959
KC Cottrell Company, Ltd.	1,034	5,852
KC Green Holdings Company, Ltd.	2,730	17,867
KC Tech Company, Ltd.	9,814	167,040
KCC Corp.	991	360,412
KEPCO Engineering & Construction Company, Inc. (L)	2,025	42,771
KEPCO Plant Service & Engineering Company, Ltd.	3,334	157,733
Keyang Electric Machinery Company, Ltd.	5,613	27,175
KEYEAST Company, Ltd. (I)	40,686	96,606
KG Chemical Corp.	4,776	60,532
KG Eco Technology Service Company, Ltd.	8,470	28,628
Kginicis Company, Ltd.	3,337	35,638
KGMobilians Company, Ltd.	7,616	51,203
KH Vatec Company, Ltd.	4,141	44,567
Kia Motors Corp.	34,361	1,198,747
KISCO Corp.	1,942	66,255
KISCO Holdings Company, Ltd.	1,061	65,141
Kishin Corp.	3,196	13,030
KISWIRE, Ltd.	2,270	81,108
KIWOOM Securities Company, Ltd.	2,972	222,929
KleanNara Company, Ltd. (I)(L)	9,099	45,654
KMH Company, Ltd. (I)	5,127	42,293
Kodaco Company, Ltd. (L)	7,892	23,542
Koentec Company, Ltd.	13,410	45,672
Koh Young Technology, Inc.	1,642	84,837
Kolao Holdings	5,208	31,747
Kolmar BNH Company, Ltd.	1,204	24,395
Kolon Corp.	1,591	100,795
Kolon Global Corp.	2,729	35,148
Kolon Industries, Inc. (L)	4,429	278,949
Komipharm International Company, Ltd. (I)	2,386	78,950
KONA I Company, Ltd. (I)	4,712	40,908
Kook Soon Dang Brewery Company, Ltd.	6,299	38,203
Korea Aerospace Industries, Ltd.	14,230	808,179
Korea Alcohol Industrial Company, Ltd.	1,761	13,773
Korea Autoglass Corp.	704	12,135
Korea Cast Iron Pipe Industries Company, Ltd.	2,525	22,554
Korea Circuit Company, Ltd.	2,396	33,806
Korea District Heating Corp.	985	64,849
Korea Electric Power Corp.	23,234	888,792
Korea Electric Power Corp., ADR	24,906	477,199
Korea Electric Terminal Company, Ltd.	1,516	98,274
Korea Electronic Power Industrial Development Company, Ltd. (L)	9,265	38,197
Korea Flange Company, Ltd.	2,865	33,260
Korea Gas Corp. (I)	4,493	203,804
Korea Info & Comm (I)	4,786	44,189
Korea Investment Holdings Company, Ltd.	6,323	345,543
Korea Kolmar Company, Ltd.	4,799	365,844

SEE NOTES TO FUND'S INVESTMENTS45

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Korea Kolmar Holdings Company, Ltd. (L)	988	$34,097
Korea Line Corp. (I)(L)	5,231	144,456
Korea Petrochemical Industrial Company, Ltd.	1,376	331,839
Korea United Pharm, Inc.	1,983	34,583
Korea Zinc Company, Ltd.	989	386,697
Korean Air Lines Company, Ltd. (I)	22,013	698,441
Korean Reinsurance Company, Ltd.	17,900	191,083
Kortek Corp.	1,620	19,320
KPX Chemical Company, Ltd.	1,060	61,001
KSS LINE, Ltd.	2,430	19,436
KT Corp.	5,722	166,323
KT Hitel Company, Ltd. (I)	5,175	29,888
KT Skylife Company, Ltd.	13,022	190,749
KT&G Corp.	14,475	1,433,785
KTB Investment & Securities Company, Ltd. (I)	10,608	32,849
KTCS Corp.	7,253	16,369
Kukdo Chemical Company, Ltd.	1,295	61,296
Kukdong Oil & Chemicals Company, Ltd.	2,025	6,578
Kumho Electric Company, Ltd. (I)	2,600	25,314
Kumho Petrochemical Company, Ltd. (L)	4,356	303,715
Kumho Tire Company, Inc. (I)	24,376	157,022
Kumkang Kind Company, Ltd.	1,697	59,782
Kwang Dong Pharmaceutical Company, Ltd.	7,768	64,463
Kwangju Bank	7,213	81,417
Kyeryong Construction Industrial Company, Ltd. (I)	2,159	36,078
Kyobo Securities Company	8,618	74,734
Kyongbo Pharmaceutical Company, Ltd.	1,922	24,894
Kyung Dong Navien Company, Ltd.	1,152	40,030
Kyung-In Synthetic Corp.	3,029	12,005
Kyungbang, Ltd.	4,710	68,790
Kyungchang Industrial Company, Ltd.	5,740	26,013
KyungDong City Gas Company, Ltd. (I)	629	26,686
KyungDong City Gas Company, Ltd.	382	18,431
Kyungdong Pharm Company, Ltd.	2,618	44,315
LB Semicon, Inc. (I)	18,566	45,243
Leaders Cosmetics Company, Ltd. (I)	4,379	73,472
LEENO Industrial, Inc.	2,501	95,948
LF Corp.	4,301	114,842
LG Chem, Ltd.	7,508	2,024,280
LG Corp.	7,167	518,506
LG Display Company, Ltd., ADR	195,759	2,852,209
LG Electronics, Inc.	36,789	2,709,203
LG Hausys, Ltd.	3,241	329,961
LG Household & Health Care, Ltd.	1,453	1,274,240
LG Innotek Company, Ltd.	3,335	399,055
LG International Corp.	4,886	146,651
LG Uplus Corp.	88,448	1,279,690
LIG Nex1 Company, Ltd.	309	22,614
Loen Entertainment, Inc.	829	60,532
Lotte Chemical Corp.	3,245	1,043,976
Lotte Chilsung Beverage Company, Ltd.	73	117,614
Lotte Confectionery Company, Ltd.	1,017	199,765
LOTTE Fine Chemical Company, Ltd. (L)	4,787	181,437

46SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Lotte Food Company, Ltd.	231	$140,931
LOTTE Himart Company, Ltd.	2,817	163,574
Lotte Non-Life Insurance Company, Ltd.	31,416	77,397
Lotte Shopping Company, Ltd.	1,115	285,024
LS Corp.	4,499	295,084
LS Industrial Systems Company, Ltd.	3,462	169,353
Lumens Company, Ltd. (I)	15,097	48,642
Macquarie Korea Infrastructure Fund	61,187	474,825
Maeil Dairy Industry Company, Ltd. (L)	1,865	89,952
Mando Corp. (L)	2,936	675,547
MDS Technology Company, Ltd.	2,412	47,876
Medy-Tox, Inc. (L)	1,394	649,094
MegaStudy Company, Ltd.	1,410	40,664
MegaStudyEdu Company, Ltd.	1,467	51,763
Melfas, Inc. (I)	2,590	13,105
Meritz Financial Group, Inc.	13,143	167,328
Meritz Fire & Marine Insurance Company, Ltd. (L)	25,524	428,335
Meritz Securities Company, Ltd.	71,105	281,280
Mi Chang Oil Industrial Company, Ltd.	362	28,039
Mirae Asset Daewoo Company, Ltd.	39,748	337,041
Mirae Asset Life Insurance Company, Ltd.	11,472	57,076
Miwon Holdings Company, Ltd.	360	32,424
Miwon Specialty Chemical Company, Ltd. (I)	999	62,906
MK Electron Company, Ltd. (L)	6,599	57,124
MNTech Company, Ltd. (I)	6,966	39,787
Modetour Network, Inc.	2,073	82,942
Moorim P&P Company, Ltd.	1,103	4,216
Moorim Paper Company, Ltd. (I)	19,436	47,746
Muhak Company, Ltd.	4,790	108,429
Multicampus Company, Ltd.	751	22,910
Namhae Chemical Corp.	6,140	60,897
Namyang Dairy Products Company, Ltd.	137	100,893
NAVER Corp.	4,178	3,154,647
NCSoft Corp.	1,472	497,313
NeoPharm Company, Ltd.	1,026	28,046
Neowiz (I)	2,829	32,465
NEOWIZ HOLDINGS Corp. (I)	2,160	31,398
NEPES Corp. (I)	8,685	83,700
Nexen Corp.	11,578	89,660
Nexen Tire Corp.	13,942	166,219
Nexon GT Company, Ltd. (I)	5,164	36,389
NH Investment & Securities Company, Ltd.	27,747	350,321
NHN Entertainment Corp. (I)	1,726	109,065
NHN KCP Corp. (I)(L)	5,865	71,933
NICE Holdings Company, Ltd.	9,258	144,998
Nice Information & Telecommunication, Inc.	1,527	36,519
NICE Information Service Company, Ltd.	17,586	130,505
NK Company, Ltd. (I)	12,093	15,935
Nong Shim Holdings Company, Ltd.	742	79,158
Nong Woo Bio Company, Ltd. (I)	1,192	17,786
NongShim Company, Ltd.	389	120,463
Noroo Holdings Company, Ltd.	556	7,702
NOROO Paint & Coatings Company, Ltd.	4,906	38,464

SEE NOTES TO FUND'S INVESTMENTS47

Emerging Markets Fund

	Shares	Value
South Korea (continued)
NS Shopping Company, Ltd.	1,750	$27,037
NUTRIBIOTECH Company, Ltd. (I)	1,867	35,692
OCI Company, Ltd. (L)	2,835	225,206
ONDA Entertainment Company, Ltd. (I)(L)	5,824	10,971
Openbase, Inc.	3,880	15,331
OPTRON-TEC, Inc. (I)	4,724	30,616
Orion Corp.	1,108	789,168
Osstem Implant Company, Ltd. (I)(L)	6,019	281,038
Ottogi Corp.	174	132,306
Pan Ocean Company, Ltd. (I)(L)	34,901	171,353
Pang Rim Company, Ltd.	538	10,999
PaperCorea, Inc. (I)(L)	30,085	13,510
Paradise Company, Ltd. (L)	8,057	110,887
Partron Company, Ltd.	17,421	160,873
Paru Company, Ltd. (I)	13,242	41,562
Poonglim Industrial Company, Ltd. (I)	276	45
Poongsan Corp.	5,627	207,899
Poongsan Holdings Corp.	1,748	80,688
POSCO	7,375	1,860,599
POSCO Chemtech Company, Ltd.	7,992	104,614
POSCO Coated & Color Steel Company, Ltd.	1,383	40,621
Posco Daewoo Corp.	11,403	245,926
Posco ICT Company, Ltd.	13,272	85,952
Posco M-Tech Company, Ltd.	11,680	28,327
Power Logics Company, Ltd. (I)	7,680	33,372
Protec Company, Ltd.	933	13,736
PSK, Inc.	4,537	73,258
Pulmuone Company, Ltd.	428	54,606
Pyeong Hwa Automotive Company, Ltd.	7,442	93,408
Reyon Pharmaceutical Company, Ltd.	724	18,594
RFsemi Technologies, Inc.	2,994	21,005
RFTech Company, Ltd. (I)	10,902	62,213
S Net Systems, Inc. (I)	4,142	23,002
S&T Corp. (I)	1,630	26,037
S&T Dynamics Company, Ltd. (I)	7,440	61,349
S&T Holdings Company, Ltd.	6,553	101,200
S&T Motiv Company, Ltd.	3,025	125,201
S-1 Corp.	4,177	389,326
S-Oil Corp.	9,125	843,753
Saeron Automotive Corp.	3,458	23,555
Sajo Industries Company, Ltd.	875	59,847
SAJOHAEPYO Corp. (I)	1,028	11,393
Sam Chun Dang Pharm Company, Ltd.	2,929	37,431
SAM KANG M&T Company, Ltd. (I)	3,763	20,975
Sam Young Electronics Company, Ltd.	4,426	55,709
Sam Yung Trading Company, Ltd.	2,426	42,278
Samchully Company, Ltd.	807	85,464
Samho International Company, Ltd. (I)(L)	3,762	67,889
Samick Musical Instruments Company, Ltd. (L)	15,645	32,114
Samick THK Company, Ltd.	4,695	64,973
Samji Electronics Company, Ltd. (I)	2,972	24,221
Samjin LND Company, Ltd. (I)	6,451	15,434
Samjin Pharmaceutical Company, Ltd. (L)	3,760	117,255

48SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Samkwang Glass	553	$32,139
Sammok S-Form Company, Ltd.	2,430	31,665
Samsung C&T Corp.	4,636	569,313
Samsung Card Company, Ltd.	3,525	132,130
Samsung Electro-Mechanics Company, Ltd.	13,199	971,220
Samsung Electronics Company, Ltd.	17,670	35,193,396
Samsung Engineering Company, Ltd. (I)	15,397	173,186
Samsung Fire & Marine Insurance Company, Ltd.	4,164	1,086,969
Samsung Heavy Industries Company, Ltd. (I)	48,910	537,139
Samsung Life Insurance Company, Ltd.	4,134	450,285
Samsung Pharmaceutical Company, Ltd. (I)	5,290	18,525
Samsung SDI Company, Ltd.	1,476	217,743
Samsung SDS Company, Ltd.	2,854	415,458
Samsung Securities Company, Ltd.	12,720	455,958
SAMT Company, Ltd.	30,381	63,914
Samwha Capacitor Company, Ltd.	4,733	64,846
Samyang Corp.	971	83,593
Samyang Foods Company, Ltd.	552	28,247
Samyang Holdings Corp.	1,173	139,968
Samyang Tongsang Company, Ltd.	690	33,397
Sangbo Corp. (I)	1,493	4,098
Satrec Initiative Company, Ltd.	678	27,488
SAVEZONE I&C Corp.	7,060	32,902
SBS Contents Hub Company, Ltd.	2,084	17,128
SBS Media Holdings Company, Ltd.	19,895	54,547
SBW (I)	24,297	35,695
SeAH Besteel Corp.	5,401	137,086
SeAH Holdings Corp.	939	125,514
SeAH Steel Corp.	926	78,898
Sebang Company, Ltd.	3,774	52,090
Sebang Global Battery Company, Ltd.	3,190	110,922
Seegene, Inc. (I)	3,168	109,941
Sejong Industrial Company, Ltd.	5,350	45,440
Sekonix Company, Ltd.	1,787	27,740
Sempio Company	363	13,104
Sempio Foods Company	767	27,806
Seobu T&D	1,968	32,404
Seohan Company, Ltd.	34,966	81,844
Seohee Construction Company, Ltd.	51,273	64,585
Seoul Semiconductor Company, Ltd.	20,246	344,136
SEOWONINTECH Company, Ltd.	2,979	30,602
Seoyon Company, Ltd.	4,762	45,660
Sewon Cellontech Company, Ltd. (I)	10,000	25,228
SEWOONMEDICAL Company, Ltd.	6,792	25,273
SFA Engineering Corp.	1,644	131,947
SFA Semicon Company, Ltd. (I)(L)	33,987	75,253
SG Corp. (I)	19,886	20,685
SH Energy Chemical Company, Ltd.	43,125	56,395
Shin Poong Pharmaceutical Company, Ltd. (I)	5,185	30,182
Shinhan Financial Group Company, Ltd., ADR	49,649	2,195,975
Shinsegae Engineering & Construction Company, Ltd.	1,642	51,156
Shinsegae Food Company, Ltd.	139	20,486
Shinsegae Information & Communication Company, Ltd.	511	33,645

SEE NOTES TO FUND'S INVESTMENTS49

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Shinsegae International Company, Ltd.	464	$32,531
Shinsegae, Inc.	1,496	325,263
Shinsung Solar Energy Company, Ltd. (I)(L)	25,837	47,524
Shinwha Intertek Corp.	9,160	32,972
Shinyoung Securities Company, Ltd.	1,815	85,111
SHOWBOX Corp.	13,526	74,077
Signetics Corp. (I)	16,256	20,402
Silicon Works Company, Ltd.	3,233	90,573
Silla Company, Ltd.	2,346	31,100
SIMMTECH HOLDINGS Company, Ltd. (I)	10,821	30,316
SIMPAC, Inc.	11,000	46,742
Sindoh Company, Ltd.	989	48,366
SJM Company, Ltd.	6,871	38,143
SK Bioland Company, Ltd.	2,676	45,397
SK Chemicals Company, Ltd.	4,073	260,737
SK Gas, Ltd.	1,878	200,442
SK Holdings Company, Ltd.	9,591	2,342,436
SK Hynix, Inc.	112,491	5,701,338
SK Innovation Company, Ltd.	8,444	1,275,195
SK Materials Company, Ltd. (L)	1,827	320,504
SK Networks Company, Ltd.	23,520	155,386
SK Securities Company, Ltd. (I)	70,985	94,724
SK Telecom Company, Ltd.	2,824	639,311
SKC Company, Ltd.	4,866	137,534
SKC Solmics Company, Ltd. (I)	5,562	24,774
SKCKOLONPI, Inc.	2,522	44,557
SL Corp. (L)	3,870	71,728
SM Entertainment Company (I)	4,490	113,943
Solborn, Inc. (I)	4,144	24,625
Solid, Inc. (I)	4,376	9,013
Songwon Industrial Company, Ltd. (L)	4,337	77,119
Sonokong Company, Ltd. (I)	4,060	17,841
Soulbrain Company, Ltd. (L)	5,493	323,548
SPC Samlip Company, Ltd.	525	104,592
Ssangyong Cement Industrial Company, Ltd.	5,952	83,151
Ssangyong Information & Communication Corp. (I)	1,664	2,885
Ssangyong Motor Company (I)	5,953	38,492
Suheung Company, Ltd.	1,620	50,762
Sunchang Corp.	4,139	40,473
SundayToz Corp. (I)	1,139	21,147
Sung Kwang Bend Company, Ltd. (L)	8,626	83,530
Sungchang Enterprise Holdings, Ltd.	9,750	27,031
Sungshin Cement Company, Ltd. (I)	7,489	54,861
Sungwoo Hitech Company, Ltd.	15,843	116,647
Sunjin Company, Ltd. (L)	3,008	57,137
Suprema HQ, Inc. (I)	2,842	20,369
Suprema, Inc. (I)(L)	2,632	58,109
Synopex, Inc. (I)	11,276	20,535
Systems Technology, Inc.	2,114	27,253
Taekwang Industrial Company, Ltd.	128	125,818
Taeyoung Engineering & Construction Company, Ltd. (I)	17,940	111,223
Taihan Textile Company, Ltd. (I)	198	15,336
Tailim Packaging Company, Ltd.	13,578	36,448

50SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
TBH Global Company, Ltd. (I)	3,956	$29,726
TechWing, Inc. (L)	6,113	66,296
TES Company, Ltd.	3,693	93,422
Texcell-NetCom Company, Ltd. (I)	7,095	50,503
The LEADCORP, Inc.	5,571	38,073
The WillBes & Company (I)(L)	6,852	15,383
TK Chemical Corp. (I)	15,696	33,019
TK Corp.	4,645	38,513
Tokai Carbon Korea Company, Ltd.	1,062	35,771
Tong Yang Moolsan Company, Ltd. (L)	12,183	24,495
Tongyang Life Insurance Company, Ltd.	18,789	181,347
Tongyang, Inc. (L)	46,105	101,660
Top Engineering Company, Ltd.	3,817	24,838
Toptec Company, Ltd.	3,124	76,671
Tovis Company, Ltd.	7,136	59,882
TS Corp.	1,276	30,078
UBCare Company, Ltd.	7,097	23,101
Ubiquoss Holdings, Inc.	2,955	17,069
Ubiquoss, Inc. (I)	941	18,364
Uju Electronics Company, Ltd.	3,311	45,530
Unid Company, Ltd. (L)	4,975	222,194
Union Semiconductor Equipment & Materials Company, Ltd.	4,612	25,628
UniTest, Inc.	2,426	26,815
Value Added Technologies Company, Ltd.	3,861	102,727
Vieworks Company, Ltd.	3,435	178,501
Visang Education, Inc.	3,857	54,435
Vitzrocell Company, Ltd.	2,117	27,417
Webzen, Inc. (I)(L)	7,972	143,047
WeMade Entertainment Compnay, Ltd. (L)	1,952	58,862
Whanin Pharmaceutical Company, Ltd.	2,919	45,477
Wins Company, Ltd.	2,144	23,346
Wiscom Company, Ltd.	3,680	14,999
WiSoL Company, Ltd. (L)	10,926	157,509
Wonik Holdings Company, Ltd. (I)(L)	11,941	85,144
WONIK IPS Company, Ltd. (I)	6,362	166,073
Wonik Materials Company, Ltd. (I)	910	64,822
Wonik QnC Corp. (I)	2,788	28,985
Woongjin Company, Ltd. (I)	19,734	42,760
Woongjin Energy Company, Ltd. (I)	5,511	35,464
Woongjin Thinkbig Company, Ltd. (I)	10,000	73,444
Woori Bank	51,774	707,053
Woori Bank, ADR	3,163	132,119
WooSung Feed Company, Ltd. (L)	5,600	17,057
Y G-1 Company, Ltd.	4,203	46,335
Yd Online Corp. (I)	4,683	18,596
YeaRimDang Publishing Company, Ltd. (I)	2,097	15,550
YES24 Company, Ltd.	2,091	13,493
YESCO Company, Ltd.	1,480	50,962
YG Entertainment, Inc.	2,781	85,921
Yoosung Enterprise Company, Ltd.	11,090	44,987
Youlchon Chemical Company, Ltd.	5,165	63,425
Young Poong Corp.	99	92,875
Young Poong Precision Corp.	5,018	40,859

SEE NOTES TO FUND'S INVESTMENTS51

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Youngone Corp.	5,325	$174,992
Youngone Holdings Company, Ltd.	3,996	204,433
Yuanta Securities Korea Company, Ltd. (I)	29,073	103,509
Yuhan Corp.	772	172,466
YuHwa Securities Company, Ltd.	3,240	45,152
Zeus Company, Ltd.	1,468	24,258
Taiwan 16.8%		163,561,178
A-DATA Technology Company, Ltd.	36,242	90,273
Ability Enterprise Company, Ltd.	91,782	58,261
AcBel Polytech, Inc.	101,000	76,865
Accton Technology Corp.	154,796	344,524
Acer, Inc. (I)	427,510	234,285
Achem Technology Corp.	119,447	40,683
Actron Technology Corp.	26,300	104,861
Adlink Technology, Inc.	33,920	75,002
Advanced Ceramic X Corp.	10,000	105,774
Advanced International Multitech Company, Ltd.	58,000	56,190
Advanced Semiconductor Engineering, Inc.	790,123	1,013,250
Advanced Semiconductor Engineering, Inc., ADR	161,224	1,025,385
Advanced Wireless Semiconductor Company	77,000	148,343
Advancetek Enterprise Company, Ltd.	122,580	88,237
Advantech Company, Ltd.	49,869	404,094
AGV Products Corp. (I)	315,286	80,173
Airtac International Group	26,550	292,948
Alcor Micro Corp.	12,000	7,337
ALI Corp. (I)	81,000	40,920
All Ring Tech Company, Ltd.	9,000	20,180
Alltek Technology Corp.	37,352	31,785
Alltop Technology Company, Ltd.	10,000	24,060
Alpha Networks, Inc.	32,000	28,402
Altek Corp.	28,000	21,601
AMPOC Far-East Company, Ltd.	33,000	29,743
AmTRAN Technology Company, Ltd.	117,775	79,494
Anpec Electronics Corp.	46,380	65,511
Apacer Technology, Inc.	35,635	50,969
APCB, Inc.	84,000	87,534
Apex Biotechnology Corp.	27,060	30,132
Apex International Company, Ltd.	53,284	52,185
Apex Science & Engineering	200,124	61,056
Arcadyan Technology Corp.	57,379	93,414
Ardentec Corp.	452,363	386,500
Asia Cement Corp.	211,608	195,825
Asia Optical Company, Inc. (I)	57,710	97,738
Asia Pacific Telecom Company, Ltd. (I)	196,000	67,108
Asia Polymer Corp.	316,842	194,847
Asia Vital Components Company, Ltd.	147,667	126,674
ASMedia Technology, Inc.	3,000	31,333
ASPEED Technology, Inc.	4,000	100,483
Asustek Computer, Inc.	59,528	563,831
Aten International Company, Ltd.	50,000	139,620
AU Optronics Corp.	306,000	119,847
AU Optronics Corp., ADR (L)	211,392	813,859

52SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Audix Corp.	44,560	$62,288
AURAS Technology Company, Ltd.	10,000	21,890
Aurora Corp.	18,000	34,580
Avermedia Technologies, Inc. (I)	59,000	19,808
Avision, Inc. (I)	54,916	13,049
AVY Precision Technology, Inc.	7,630	13,672
Awea Mechantronic Company, Ltd.	6,615	6,485
Bank of Kaohsiung Company, Ltd.	335,757	111,227
Basso Industry Corp.	33,700	95,616
BenQ Materials Corp.	89,000	53,291
BES Engineering Corp.	266,200	54,419
Biostar Microtech International Corp. (I)	118,000	44,510
Boardtek Electronics Corp.	48,000	44,208
Capital Securities Corp.	447,371	148,379
Career Technology MFG. Company, Ltd.	122,000	79,242
Casetek Holdings, Ltd.	50,000	149,476
Catcher Technology Company, Ltd.	212,000	2,240,816
Cathay Chemical Works	85,000	46,584
Cathay Financial Holding Company, Ltd.	585,619	917,153
Cathay Real Estate Development Company, Ltd.	233,000	148,716
Central Reinsurance Company, Ltd.	85,825	41,786
Chailease Holding Company, Ltd.	349,960	944,367
ChainQui Construction Development Company, Ltd.	32,000	19,834
Champion Building Materials Company, Ltd. (I)	163,852	39,823
Champion Microelectronic Corp.	27,076	33,761
Chang Hwa Commercial Bank, Ltd.	1,383,552	806,650
Chang Wah Electromaterials, Inc.	18,909	101,849
Channel Well Technology Company, Ltd.	51,000	48,500
Charoen Pokphand Enterprise	136,465	305,358
Chaun-Choung Technology Corp.	20,000	81,680
CHC Resources Corp.	45,000	85,254
Chen Full International Company, Ltd.	49,000	80,567
Chenbro Micom Company, Ltd.	37,000	68,858
Cheng Loong Corp.	288,480	134,183
Cheng Shin Rubber Industry Company, Ltd.	477,031	962,599
Cheng Uei Precision Industry Company, Ltd.	99,335	140,999
Chia Chang Company, Ltd.	26,000	21,356
Chia Hsin Cement Corp.	233,089	82,152
Chicony Electronics Company, Ltd.	424,144	1,100,315
Chien Kuo Construction Company, Ltd.	193,872	58,939
Chilisin Electronics Corp.	45,960	135,287
Chime Ball Technology Company, Ltd.	23,099	39,186
Chimei Materials Technology Corp.	141,050	65,817
Chin-Poon Industrial Company, Ltd.	155,642	300,848
China Airlines, Ltd.	1,210,820	370,605
China Bills Finance Corp.	130,000	66,332
China Chemical & Pharmaceutical Company, Ltd.	117,000	72,351
China Development Financial Holding Corp.	1,117,531	305,362
China Electric Manufacturing Corp. (I)	169,000	45,951
China General Plastics Corp.	194,110	178,405
China Life Insurance Company, Ltd.	1,686,076	1,652,514
China Man-Made Fiber Corp.	425,700	111,384
China Metal Products Company, Ltd.	105,966	102,331

SEE NOTES TO FUND'S INVESTMENTS53

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
China Motor Corp.	69,905	$64,728
China Petrochemical Development Corp. (I)	137,045	51,453
China Steel Chemical Corp.	25,000	101,336
China Steel Corp.	859,038	706,494
China Synthetic Rubber Corp.	271,161	274,211
Chinese Maritime Transport, Ltd.	21,000	19,641
Chipbond Technology Corp.	174,000	263,149
Chong Hong Construction Company, Ltd.	29,024	67,132
Chroma ATE, Inc.	36,440	114,133
Chun YU Works & Company, Ltd.	156,000	73,874
Chun Yuan Steel	229,381	91,874
Chung Hung Steel Corp. (I)	283,226	84,720
Chung Hwa Pulp Corp.	444,898	142,313
Chung-Hsin Electric & Machinery Manufacturing Corp.	84,125	54,543
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	16,000	12,746
Chunghwa Picture Tubes, Ltd. (I)	3,394,320	156,392
Chunghwa Precision Test Tech Company, Ltd.	1,000	44,653
Chunghwa Telecom Company, Ltd.	89,000	318,785
Chunghwa Telecom Company, Ltd., ADR	32,478	1,169,533
Cleanaway Company, Ltd.	21,000	125,716
Clevo Company	124,120	114,274
CMC Magnetics Corp. (I)	599,536	76,037
Collins Company, Ltd.	97,797	36,432
Compal Electronics, Inc.	1,220,895	815,589
Compeq Manufacturing Company, Ltd.	483,000	374,812
Concord Securities Corp.	18,000	3,954
Continental Holdings Corp.	166,950	60,206
Coretronic Corp.	153,000	205,773
Coxon Precise Industrial Company, Ltd.	79,231	74,793
CSBC Corp. Taiwan	143,312	65,708
CTBC Financial Holding Company, Ltd.	4,480,967	2,850,990
CTCI Corp.	129,000	212,474
Cub Elecparts, Inc.	30,328	347,164
CviLux Corp.	57,200	63,100
CX Technology Company, Ltd.	14,000	13,153
Cyberlink Corp.	38,326	91,337
CyberPower Systems, Inc.	19,000	59,020
CyberTAN Technology, Inc.	100,000	66,954
D-Link Corp. (I)	382,657	141,673
DA CIN Construction Company, Ltd.	73,000	47,327
Da-Li Development Company, Ltd.	71,293	55,924
Dafeng TV, Ltd.	21,097	27,766
Darwin Precisions Corp.	210,894	97,418
De Licacy Industrial Company	93,983	91,552
Delpha Construction Company, Ltd.	84,383	41,512
Delta Electronics, Inc.	221,253	1,220,051
Depo Auto Parts Industrial Company, Ltd.	51,000	146,136
Dimerco Express Corp.	46,000	35,170
DYNACOLOR, Inc.	23,000	26,220
Dynamic Electronics Company, Ltd. (I)	152,927	47,606
Dynapack International Technology Corp.	42,000	56,308
E Ink Holdings, Inc.	190,000	174,676
E-LIFE MALL Corp.	58,000	128,597

54SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
E-Ton Solar Tech Company, Ltd. (I)	159,541	$48,077
E.Sun Financial Holding Company, Ltd.	1,393,227	861,156
Eastern Media International Corp. (I)	211,164	66,570
Eclat Textile Company, Ltd.	43,659	444,261
Edimax Technology Company, Ltd.	101,359	35,357
Edom Technology Company, Ltd.	67,890	36,468
eGalax_eMPIA Technology, Inc.	26,706	46,739
Elan Microelectronics Corp.	62,000	89,624
Elite Advanced Laser Corp.	53,240	237,209
Elite Material Company	62,831	260,666
Elite Semiconductor Memory Technology, Inc.	65,000	80,747
Elitegroup Computer Systems Company, Ltd.	116,284	78,231
eMemory Technology, Inc.	16,000	208,437
ENG Electric Company, Ltd.	20,202	11,606
Ennoconn Corp.	6,303	78,085
EnTie Commercial Bank Company, Ltd.	337,000	147,880
Epistar Corp. (I)	235,810	251,002
Eson Precision Ind Company, Ltd.	38,000	57,151
Eternal Materials Company, Ltd.	359,848	388,312
Etron Technology, Inc. (I)	130,000	52,460
Eva Airways Corp.	1,228,371	600,685
Everest Textile Company, Ltd.	106,000	57,615
Evergreen International Storage & Transport Corp.	177,320	81,348
Evergreen Marine Corp Taiwan, Ltd. (I)	307,694	154,384
Everlight Chemical Industrial Corp.	178,748	113,528
Everlight Electronics Company, Ltd.	158,000	254,147
Excelsior Medical Company, Ltd.	31,763	49,786
Far Eastern Department Stores Company, Ltd.	370,558	193,409
Far Eastern International Bank	1,046,293	334,663
Far Eastern New Century Corp.	828,878	672,092
Far EasTone Telecommunications Company, Ltd.	271,000	689,250
Faraday Technology Corp.	122,751	149,661
Farglory Land Development Company, Ltd.	92,526	129,141
Federal Corp.	175,137	80,859
Feedback Technology Corp.	19,000	39,615
Feng Hsin Iron & Steel Company	117,000	196,459
Feng TAY Enterprise Company, Ltd.	113,739	442,221
First Copper Technology Company, Ltd. (I)	52,000	15,186
First Financial Holding Company, Ltd.	1,044,466	668,273
First Hotel	78,316	44,133
First Insurance Company, Ltd.	140,165	62,435
First Steamship Company, Ltd. (I)	173,229	54,823
FLEXium Interconnect, Inc.	139,448	493,388
Flytech Technology Company, Ltd.	77,125	255,723
FocalTech Systems Company, Ltd.	57,342	58,459
Formosa Advanced Technologies Company, Ltd.	126,000	114,873
Formosa Chemicals & Fibre Corp.	311,440	944,641
Formosa International Hotels Corp.	27,171	140,040
Formosa Laboratories, Inc.	24,000	64,668
Formosa Oilseed Processing	31,689	52,918
Formosa Petrochemical Corp.	136,000	487,896
Formosa Plastics Corp.	223,880	667,335
Formosa Taffeta Company, Ltd.	122,000	127,508

SEE NOTES TO FUND'S INVESTMENTS55

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Formosan Rubber Group, Inc.	130,200	$70,548
Formosan Union Chemical	107,295	71,730
Founding Construction & Development Company, Ltd.	117,908	61,727
Foxconn Technology Company, Ltd.	281,617	797,448
Foxlink Image Technology Company, Ltd.	59,000	33,939
Foxsemicon Integrated Technology, Inc.	7,000	39,753
FSP Technology, Inc.	80,603	62,650
Fubon Financial Holding Company, Ltd.	520,422	793,520
Fulgent Sun International Holding Company, Ltd.	14,314	39,117
Fullerton Technology Company, Ltd.	64,819	54,099
Fulltech Fiber Glass Corp.	168,027	80,127
Fwusow Industry Company, Ltd.	138,921	76,452
G Shank Enterprise Company, Ltd.	49,562	43,205
Gemtek Technology Corp.	97,496	101,734
Genesis Photonics, Inc. (I)	107,740	10,763
Genesys Logic, Inc.	13,000	16,615
Genius Electronic Optical Company, Ltd. (I)	18,589	172,841
GeoVision, Inc.	26,721	33,873
Getac Technology Corp.	76,000	100,584
Giant Manufacturing Company, Ltd.	65,000	381,175
Giantplus Technology Company, Ltd.	25,000	15,990
Gigabyte Technology Company, Ltd.	140,719	181,484
Gigasolar Materials Corp.	12,040	104,222
Gigastorage Corp. (I)	169,100	108,487
Ginko International Company, Ltd.	16,000	127,074
Gintech Energy Corp. (I)	180,829	94,443
Global Brands Manufacture, Ltd. (I)	152,611	54,320
Global Lighting Technologies, Inc.	34,000	52,296
Global Unichip Corp.	26,000	88,147
Globe Union Industrial Corp.	23,450	16,716
Gloria Material Technology Corp.	200,300	132,156
Gold Circuit Electronics, Ltd. (I)	215,071	77,959
Goldsun Building Materials Company, Ltd.	338,005	105,253
Gourmet Master Company, Ltd.	17,700	194,134
Grand Ocean Retail Group, Ltd.	16,000	13,142
Grand Pacific Petrochemical Corp.	238,000	163,310
Grape King Bio, Ltd.	37,000	229,373
Great China Metal Industry	117,000	109,252
Great Taipei Gas Company, Ltd.	215,000	182,276
Great Wall Enterprise Company, Ltd.	242,642	258,186
Greatek Electronics, Inc.	116,000	172,292
Green Energy Technology, Inc. (I)	76,000	37,775
Hannstar Board Corp.	149,467	78,973
HannStar Display Corp. (I)	533,980	137,732
HannsTouch Solution, Inc. (I)	189,735	63,035
Harvatek Corp. (I)	116,069	39,143
Hey Song Corp.	196,250	218,585
Hi-Clearance, Inc.	19,000	61,535
Highwealth Construction Corp.	387,860	639,867
Hitron Technology, Inc.	100,000	72,096
Hiwin Technologies Corp.	43,001	288,875
Ho Tung Chemical Corp. (I)	370,796	105,106
Holiday Entertainment Company, Ltd.	18,000	32,363

56SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Holtek Semiconductor, Inc.	71,000	$135,203
Holy Stone Enterprise Company, Ltd.	81,734	109,476
Hon Hai Precision Industry Company, Ltd.	3,725,440	12,746,838
Hong Pu Real Estate Development Company, Ltd.	102,000	79,995
Hong TAI Electric Industrial	121,000	39,691
Hong YI Fiber Industry Company	30,000	22,636
Horizon Securities Company, Ltd. (I)	90,000	20,861
Hota Industrial Manufacturing Company, Ltd.	58,396	290,659
Hotai Motor Company, Ltd.	49,000	642,071
Hsin Kuang Steel Company, Ltd.	56,153	43,583
Hsin Yung Chien Company, Ltd.	28,200	65,170
Hsing TA Cement Company, Ltd.	125,000	42,181
HTC Corp. (I)	128,700	311,014
Hu Lane Associate, Inc.	22,066	129,419
HUA ENG Wire & Cable Company, Ltd. (I)	96,000	28,347
Hua Nan Financial Holdings Company, Ltd.	926,005	531,095
Huaku Development Company, Ltd.	61,353	142,789
Hung Ching Development & Construction Company, Ltd.	86,000	57,908
Hung Sheng Construction Company, Ltd.	122,808	76,536
Huxen Corp.	42,000	60,286
Hwa Fong Rubber Company, Ltd.	258,324	90,130
I-Sheng Electric Wire & Cable Company, Ltd.	45,000	72,699
Ibase Technology, Inc.	68,657	134,320
Ichia Technologies, Inc. (I)	73,300	43,589
Ideal Bike Corp.	28,000	9,631
IEI Integration Corp.	15,000	24,065
Infortrend Technology, Inc.	116,000	60,725
Innodisk Corp.	4,000	13,816
Innolux Corp.	1,754,219	792,270
Inpaq Technology Company, Ltd.	20,000	13,042
Intai Technology Corp.	11,000	44,810
Integrated Service Technology, Inc.	7,000	23,183
International Games System Company, Ltd.	6,000	40,855
Inventec Corp.	587,705	436,277
ITE Technology, Inc.	64,881	82,113
ITEQ Corp.	75,700	107,711
Jarllytec Company, Ltd.	6,000	11,923
Jess-Link Products Company, Ltd.	61,000	63,388
Jih Sun Financial Holdings Company, Ltd.	528,478	120,041
Johnson Health Tech Company, Ltd.	30,400	39,806
Kang Na Hsiung Enterprise Company, Ltd.	133,000	50,395
Kaori Heat Treatment Company, Ltd.	29,341	44,634
Kaulin Manufacturing Company, Ltd.	90,490	59,267
KD Holding Corp.	7,000	41,071
KEE TAI Properties Company, Ltd.	149,973	56,564
Kenda Rubber Industrial Company, Ltd.	106,372	164,613
Kenmec Mechanical Engineering Company, Ltd.	84,000	26,838
Kerry TJ Logistics Company, Ltd.	94,000	120,333
Kindom Construction Company, Ltd.	106,000	63,586
King Slide Works Company, Ltd.	12,000	177,974
King Yuan Electronics Company, Ltd.	404,762	395,332
King's Town Bank Company, Ltd.	256,000	259,502
King's Town Construction Company, Ltd. (I)	67,514	53,190

SEE NOTES TO FUND'S INVESTMENTS57

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Kinik Company	50,000	$121,527
Kinpo Electronics, Inc.	447,724	163,717
Kinsus Interconnect Technology Corp.	58,000	150,386
KS Terminals, Inc.	49,000	78,615
Kung Long Batteries Industrial Company, Ltd.	17,000	86,760
Kung Sing Engineering Corp.	36,000	14,599
Kuo Toong International Company, Ltd.	91,356	64,182
Kuoyang Construction Company, Ltd.	227,543	104,759
Kwong Fong Industries Corp.	18,640	17,191
KYE Systems Corp.	153,702	46,136
L&K Engineering Company, Ltd.	42,952	45,862
Land Mark Optoelectronics Corp.	2,000	19,912
Lanner Electronics, Inc.	43,013	63,180
Largan Precision Company, Ltd.	12,000	1,893,254
LCY Chemical Corp.	92,806	128,623
Lealea Enterprise Company, Ltd.	221,863	55,555
LEE CHI Enterprises Company, Ltd.	116,000	39,728
Lelon Electronics Corp.	102,085	133,182
Leofoo Development Company, Ltd.	161,087	43,655
LES Enphants Company, Ltd. (I)	35,486	12,390
Li Peng Enterprise Company, Ltd. (I)	219,760	54,859
Lian HWA Food Corp.	38,782	45,001
Lien Hwa Industrial Corp.	409,072	377,327
Lingsen Precision Industries, Ltd.	107,101	53,530
Lite-On Semiconductor Corp.	78,718	78,322
Lite-On Technology Corp.	564,250	947,516
Long Bon International Company, Ltd.	157,000	83,475
Long Chen Paper Company, Ltd.	407,683	386,914
Longwell Company	61,000	73,209
Lotes Company, Ltd.	8,000	35,516
Lucky Cement Corp.	225,000	71,354
Lumax International Corp., Ltd.	45,395	90,068
Lung Yen Life Service Corp.	9,000	20,041
Macroblock, Inc.	9,000	24,992
Macronix International (I)	3,282,718	1,569,097
Mag Layers Scientific-Technics Company, Ltd.	10,000	23,130
Makalot Industrial Company, Ltd.	118,813	533,107
Marketech International Corp.	32,000	46,061
Masterlink Securities Corp.	914,593	249,542
Materials Analysis Technology, Inc.	6,000	23,022
Mayer Steel Pipe Corp.	36,407	15,920
MediaTek, Inc.	101,000	771,876
Mega Financial Holding Company, Ltd.	567,531	457,104
Mercuries & Associates, Ltd.	154,421	110,343
Mercuries Life Insurance Company, Ltd. (I)	185,424	97,673
Merida Industry Company, Ltd.	23,162	125,076
Merry Electronics Company, Ltd.	41,585	232,367
Micro-Star International Company, Ltd.	215,488	500,907
Microbio Company, Ltd. (I)	69,000	57,309
Microlife Corp.	30,000	71,645
MIN AIK Technology Company, Ltd.	44,000	42,561
Mirle Automation Corp.	53,954	68,768
Mitac Holdings Corp.	112,021	137,218

58SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Mobiletron Electronics Company, Ltd.	5,200	$6,716
Momo.com, Inc. (I)	3,000	22,791
Motech Industries, Inc. (I)	225,000	185,347
MPI Corp.	20,000	67,768
Nak Sealing Technologies Corp.	53,000	142,343
Namchow Chemical Industrial Company, Ltd.	73,000	152,875
Nan Kang Rubber Tire Company, Ltd.	95,711	90,179
Nan Liu Enterprise Company, Ltd.	16,000	77,950
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	8,313
Nan Ya Plastics Corp.	255,860	608,616
Nan Ya Printed Circuit Board Corp.	89,930	76,062
Nantex Industry Company, Ltd.	95,275	75,832
Nanya Technology Corp.	79,985	135,076
National Petroleum Company, Ltd.	62,000	81,312
Neo Solar Power Corp. (I)	564,100	250,292
New Asia Construction & Development Corp.	173,136	40,337
New Era Electronics Company, Ltd.	26,000	18,529
Nichidenbo Corp.	109,979	104,509
Nien Hsing Textile Company, Ltd.	171,572	146,607
Nien Made Enterprise Company, Ltd.	21,000	217,991
Novatek Microelectronics Corp.	183,000	726,065
Nuvoton Technology Corp.	30,000	43,866
Ocean Plastics Company, Ltd. (I)	29,000	24,488
OptoTech Corp.	99,000	60,349
Orient Semiconductor Electronics, Ltd. (I)	289,000	89,082
Oriental Union Chemical Corp. (I)	83,300	65,207
P-Duke Technology Company, Ltd.	15,000	33,542
Pacific Construction Company, Ltd.	274,002	98,418
Pacific Hospital Supply Company, Ltd.	24,000	63,666
Pan Jit International, Inc.	108,000	67,301
Pan-International Industrial Corp.	55,443	49,033
Parade Technologies, Ltd.	18,000	210,045
Paragon Technologies Company, Ltd. (I)	23,808	16,024
PChome Online, Inc.	37,472	293,250
Pegatron Corp.	632,321	1,946,431
Pharmally International Holding Company, Ltd.	2,000	31,247
Phihong Technology Company, Ltd. (I)	151,786	67,327
Phison Electronics Corp.	25,000	270,483
Phoenix Tours International, Inc.	15,750	18,447
Pixart Imaging, Inc.	21,830	57,878
Polytronics Technology Corp.	31,000	63,997
Posiflex Technologies, Inc.	29,471	165,135
Pou Chen Corp.	707,448	975,706
Powertech Technology, Inc.	281,000	862,943
Poya International Company, Ltd.	33,531	460,050
President Chain Store Corp.	112,000	1,001,116
President Securities Corp.	604,171	273,052
Primax Electronics, Ltd.	29,000	56,364
Prince Housing & Development Corp.	362,943	144,720
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	90,000	92,719
Qisda Corp.	418,440	293,967
Qualipoly Chemical Corp.	15,172	15,889

SEE NOTES TO FUND'S INVESTMENTS59

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Quanta Computer, Inc.	322,000	$736,389
Radiant Opto-Electronics Corp.	111,343	238,628
Radium Life Tech Company, Ltd. (I)	444,644	192,901
Ralec Electronic Corp.	8,000	17,541
Realtek Semiconductor Corp.	92,706	309,779
Rechi Precision Company, Ltd.	103,038	114,806
Rexon Industrial Corp., Ltd.	32,286	24,616
Rich Development Company, Ltd.	257,000	82,082
Ritek Corp. (I)	415,897	76,440
Ruentex Development Company, Ltd. (I)	102,039	118,181
Ruentex Industries, Ltd.	40,801	61,019
Run Long Construction Company, Ltd.	45,448	72,198
Sagittarius Life Science Corp.	5,000	14,259
Sampo Corp.	123,997	71,935
San Fang Chemical Industry Company, Ltd.	92,012	114,208
San Far Property, Ltd.	32,000	12,230
San Shing Fastech Corp.	69,479	124,012
Sanyang Motor Company, Ltd.	115,389	85,590
Scientech Corp.	7,000	13,102
ScinoPharm Taiwan, Ltd.	38,730	52,860
SDI Corp.	43,000	76,649
Sea Sonic Electronics Company, Ltd.	16,000	15,868
Senao International Company, Ltd.	28,000	50,270
Senao Networks, Inc.	5,000	22,590
Sercomm Corp.	92,000	229,161
Sesoda Corp.	194,653	183,842
Shan-Loong Transportation Company, Ltd.	4,000	4,560
ShenMao Technology, Inc.	17,000	17,205
Shih Her Technologies, Inc.	3,000	2,911
Shih Wei Navigation Company, Ltd. (I)	123,230	39,554
Shihlin Electric & Engineering Corp.	307,213	415,562
Shin Hai Gas Corp.	2,491	3,312
Shin Kong Financial Holding Company, Ltd.	4,129,448	1,064,109
Shin Zu Shing Company, Ltd.	42,933	131,390
Shining Building Business Company, Ltd. (I)	261,367	94,729
Shinkong Insurance Company, Ltd.	152,000	130,391
Shinkong Synthetic Fibers Corp.	238,287	72,867
Shinkong Textile Company, Ltd.	109,000	144,722
Shiny Chemical Industrial Company, Ltd.	26,954	58,192
Shuttle, Inc. (I)	82,985	22,814
Sigurd Microelectronics Corp.	182,887	162,873
Silicon Integrated Systems Corp. (I)	86,183	19,177
Siliconware Precision Industries Company	233,846	394,920
Siliconware Precision Industries Company, ADR	75,420	630,511
Simplo Technology Company, Ltd.	72,200	236,280
Sinbon Electronics Company, Ltd.	111,043	262,063
Sincere Navigation Corp.	138,000	97,670
Sinher Technology, Inc.	16,000	28,519
Sinmag Equipment Corp.	28,446	157,835
Sino-American Silicon Products, Inc.	135,000	212,019
Sinon Corp.	124,150	66,256
SinoPac Financial Holdings Company, Ltd.	2,675,002	827,876
Sinphar Pharmaceutical Company, Ltd.	66,177	47,417

60SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Sinyi Realty, Inc.	24,190	$27,297
Sirtec International Company, Ltd.	47,000	74,682
Sitronix Technology Corp.	38,000	112,310
Siward Crystal Technology Company, Ltd.	32,000	21,051
Soft-World International Corp.	30,000	88,465
Solar Applied Materials Technology Company (I)	84,899	32,624
Solartech Energy Corp. (I)	91,000	37,495
Sonix Technology Company, Ltd.	48,000	53,354
Southeast Cement Company, Ltd.	282,000	148,930
Sporton International, Inc.	64,577	357,309
St. Shine Optical Company, Ltd.	17,000	324,052
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	40,353
Standard Foods Corp.	186,251	500,993
Stark Technology, Inc.	27,000	28,639
Sunonwealth Electric Machine Industry Company, Ltd.	74,000	83,320
Sunplus Technology Company, Ltd.	188,000	83,352
Sunrex Technology Corp.	82,420	57,636
Sunspring Metal Corp.	45,000	65,600
Supreme Electronics Company, Ltd.	127,890	109,737
Swancor Holding Company, Ltd.	34,402	77,649
Sweeten Real Estate Development Company, Ltd.	122,587	57,651
Syncmold Enterprise Corp.	63,000	144,481
Synnex Technology International Corp.	295,188	338,471
Sysage Technology Company, Ltd.	71,552	70,692
TA Chen Stainless Pipe	292,605	164,373
Ta Ya Electric Wire & Cable Company, Ltd. (I)	200,406	41,682
TA-I Technology Company, Ltd.	96,611	71,448
Tah Hsin Industrial Company, Ltd.	97,500	81,329
Taichung Commercial Bank Company, Ltd.	1,235,715	410,719
TaiDoc Technology Corp.	23,099	72,027
Taiflex Scientific Company, Ltd.	103,220	135,502
TaiMed Biologics, Inc. (I)	8,000	50,523
Taimide Tech, Inc.	31,850	50,661
Tainan Enterprises Company, Ltd. (I)	66,467	58,459
Tainan Spinning Company, Ltd.	661,397	306,691
Tainergy Tech Company, Ltd.	137,000	56,442
Taishin Financial Holding Company, Ltd.	1,353,419	604,819
Taiwan Acceptance Corp.	55,000	195,671
Taiwan Business Bank	1,283,153	359,169
Taiwan Cement Corp.	496,726	567,763
Taiwan Chinsan Electronic Industrial Company, Ltd.	27,000	52,059
Taiwan Cogeneration Corp.	98,137	77,474
Taiwan Cooperative Financial Holding Company, Ltd.	1,033,340	534,222
Taiwan FamilyMart Company, Ltd.	18,000	123,925
Taiwan Fertilizer Company, Ltd.	128,000	170,601
Taiwan Fire & Marine Insurance Company	133,000	84,247
Taiwan FU Hsing Industrial Company, Ltd.	52,000	72,794
Taiwan Glass Industry Corp. (I)	423,894	197,284
Taiwan High Speed Rail Corp.	150,000	126,657
Taiwan Hon Chuan Enterprise Company, Ltd.	117,329	239,836
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp.	472,353	175,039
Taiwan Line Tek Electronic	34,623	26,136

SEE NOTES TO FUND'S INVESTMENTS61

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Taiwan Mobile Company, Ltd.	225,700	$840,394
Taiwan Paiho, Ltd.	78,342	261,478
Taiwan PCB Techvest Company, Ltd.	120,227	124,795
Taiwan Sakura Corp.	80,924	94,066
Taiwan Sanyo Electric Company, Ltd.	79,900	66,671
Taiwan Secom Company, Ltd.	74,430	220,200
Taiwan Semiconductor Company, Ltd.	118,000	170,050
Taiwan Semiconductor Manufacturing Company, Ltd.	4,579,000	31,041,826
Taiwan Shin Kong Security Company, Ltd.	148,460	193,002
Taiwan Styrene Monomer Corp.	191,821	151,027
Taiwan Surface Mounting Technology Company, Ltd.	91,636	75,545
Taiwan TEA Corp.	199,723	115,835
Taiwan Union Technology Corp.	115,000	190,709
Tatung Company, Ltd. (I)	248,526	84,617
TCI Company, Ltd.	4,000	22,449
Te Chang Construction Company, Ltd.	73,273	49,198
Teco Electric & Machinery Company, Ltd.	289,109	279,085
Ten Ren Tea Company, Ltd.	35,000	43,003
Test Research, Inc.	45,596	62,106
Test Rite International Company, Ltd.	135,549	91,005
The Ambassador Hotel	201,000	154,663
Thinking Electronic Industrial Company, Ltd.	46,000	129,536
Thye Ming Industrial Company, Ltd.	65,250	83,053
Ton Yi Industrial Corp.	229,000	110,762
Tong Hsing Electronic Industries, Ltd.	28,951	112,575
Tong Yang Industry Company, Ltd.	123,043	225,424
Tong-Tai Machine & Tool Company, Ltd.	97,590	68,606
TOPBI International Holdings, Ltd.	10,000	33,731
Topco Scientific Company, Ltd.	60,443	187,151
Topco Technologies Corp.	5,000	11,070
Topoint Technology Company, Ltd.	40,248	32,426
Toung Loong Textile Manufacturing	40,000	112,692
TPK Holding Company, Ltd. (I)	108,000	331,852
Transcend Information, Inc.	25,000	85,580
Tripod Technology Corp.	132,770	394,876
Tsann Kuen Enterprise Company, Ltd.	48,220	42,956
TSC Auto ID Technology Company, Ltd.	9,900	77,417
TSRC Corp.	113,706	128,423
Ttet Union Corp.	24,000	73,790
TTFB Company, Ltd.	4,000	34,854
TTY Biopharm Company, Ltd.	45,094	150,574
Tung Ho Steel Enterprise Corp.	170,138	140,253
Tung Thih Electronic Company, Ltd.	23,258	134,110
TURVO International Company, Ltd.	27,062	87,020
TXC Corp.	90,659	130,811
TYC Brother Industrial Company, Ltd.	91,531	97,403
Tyntek Corp.	136,702	69,059
U-Ming Marine Transport Corp.	103,000	110,885
Uni-President Enterprises Corp.	1,444,803	2,884,871
Unimicron Technology Corp.	584,855	337,970
Union Bank of Taiwan	1,132,506	343,332
Union Insurance Company, Ltd.	34,620	16,261
Unitech Computer Company, Ltd.	112,039	69,086

62SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Unitech Printed Circuit Board Corp.	191,869	$66,974
United Integrated Services Company, Ltd.	58,000	138,653
United Microelectronics Corp.	5,091,468	2,106,036
United Orthopedic Corp.	10,000	21,946
Unity Opto Technology Company, Ltd.	115,389	45,427
Universal Cement Corp.	292,058	254,422
Unizyx Holding Corp.	115,000	57,903
UPC Technology Corp.	156,938	68,552
USI Corp.	312,801	158,160
Vanguard International Semiconductor Corp.	156,000	293,638
Ve Wong Corp.	106,450	90,216
Visual Photonics Epitaxy Company, Ltd.	106,275	215,900
Vivotek, Inc.	35,574	94,729
Voltronic Power Technology Corp.	7,000	114,272
Wafer Works Corp. (I)	144,335	89,934
Wah Hong Industrial Corp.	14,835	9,919
Wah Lee Industrial Corp.	86,000	146,385
Walsin Lihwa Corp.	563,000	233,000
Walsin Technology Corp.	385,787	645,865
Wan Hai Lines, Ltd.	148,216	83,768
WAN HWA Enterprise Company	3,693	1,720
Waterland Financial Holding Company, Ltd.	1,350,064	413,384
Wei Chuan Foods Corp. (I)	67,000	43,099
Weikeng Industrial Company, Ltd.	191,228	109,344
Well Shin Technology Company, Ltd.	35,420	61,673
Win Semiconductors Corp.	116,582	510,828
Winbond Electronics Corp.	852,000	494,883
Winstek Semiconductor Company, Ltd.	23,000	19,556
Wintek Corp. (I)	819,661	0
Wisdom Marine Lines Company, Ltd. (I)	148,427	151,767
Wistron Corp.	915,586	845,700
Wistron NeWeb Corp.	99,078	296,112
Wowprime Corp.	11,000	76,301
WPG Holdings Company, Ltd.	376,760	503,389
WT Microelectronics Company, Ltd.	230,347	350,558
XAC Automation Corp.	23,000	53,952
XinTec, Inc.	10,000	16,273
Xxentria Technology Materials Corp.	56,124	125,893
Yageo Corp.	157,386	533,142
Yang Ming Marine Transport Corp. (I)	190,614	82,001
YC Company, Ltd.	255,801	109,265
YC INOX Company, Ltd.	212,100	172,015
YCC Parts Manufacturing Company, Ltd.	11,000	16,018
Yea Shin International Development Company, Ltd.	38,000	17,491
Yeong Guan Energy Technology Group Company, Ltd.	22,324	64,483
YFC-Boneagle Electric Company, Ltd.	13,000	25,496
YFY, Inc.	232,614	78,851
Yieh Phui Enterprise Company, Ltd.	359,838	152,445
Yonyu Plastics Company, Ltd.	21,450	23,433
Youngtek Electronics Corp.	33,058	48,561
Yuanta Financial Holdings Company, Ltd.	2,435,369	1,056,425
Yulon Motor Company, Ltd.	183,900	164,500
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	40,850	116,022

SEE NOTES TO FUND'S INVESTMENTS63

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Yungshin Construction & Development Company	57,400	$54,078
Yungshin Global Holding Corp.	101,250	143,043
Yungtay Engineering Company, Ltd.	97,000	161,188
Zeng Hsing Industrial Company, Ltd.	33,232	158,002
Zenitron Corp.	91,000	56,572
Zhen Ding Technology Holding, Ltd.	155,450	382,353
Zig Sheng Industrial Company, Ltd.	64,000	18,828
Zinwell Corp.	76,000	76,907
Zippy Technology Corp.	70,000	84,235
ZongTai Real Estate Development Company, Ltd.	103,231	68,632
Thailand 2.9%		27,864,367
AAPICO Hitech PCL, Foreign Shares	34,300	22,754
Advanced Info Service PCL, Foreign Shares	153,491	779,459
Advanced Information Technology PCL, Foreign Shares	19,300	15,722
AEON Thana Sinsap Thailand PCL, NVDR	12,800	42,085
Airports of Thailand PCL, Foreign Shares	550,200	686,676
Amata Corp. PCL, Foreign Shares	131,600	65,678
Ananda Development PCL, Foreign Shares	478,200	70,199
AP Thailand PCL, Foreign Shares	263,478	59,160
Asia Aviation PCL, NVDR	604,500	110,052
Asia Plus Group Holdings PCL, Foreign Shares	303,900	32,116
Asia Sermkij Leasing PCL, NVDR	19,300	12,068
Asian Insulators PCL, Foreign Shares	1,650,880	73,674
Asian Phytoceuticals PCL, Foreign Shares	173,919	7,049
Bangchak Corp. PCL, Foreign Shares	176,300	175,926
Bangkok Airways PCL, Foreign Shares	50,200	27,271
Bangkok Aviation Fuel Services PCL, Foreign Shares	110,125	126,884
Bangkok Bank PCL, Foreign Shares	16,405	89,613
Bangkok Chain Hospital PCL, Foreign Shares	293,125	106,750
Bangkok Dusit Medical Services PCL, Foreign Shares	308,100	168,246
Bangkok Expressway & Metro PCL	947,325	201,597
Bangkok Insurance PCL, Foreign Shares	11,270	117,804
Bangkok Land PCL, Foreign Shares	1,610,700	88,869
Bangkok Life Assurance PCL, NVDR	73,960	99,356
Banpu PCL, Foreign Shares	391,800	204,734
Beauty Community PCL, Foreign Shares	441,900	140,168
BEC World PCL, Foreign Shares	279,000	181,010
Berli Jucker PCL, Foreign Shares	106,300	142,672
Big Camera Corp. PCL, Foreign Shares	135,200	19,772
BJC Heavy Industries PCL, Foreign Shares	115,300	14,082
BTS Group Holdings PCL, Foreign Shares	338,300	84,881
Bumrungrad Hospital PCL, Foreign Shares	52,500	267,455
Cal-Comp Electronics Thailand PCL, Foreign Shares	820,392	72,750
Carabao Group PCL, Foreign Shares	41,800	84,355
Central Pattana PCL, Foreign Shares	276,400	535,352
Central Plaza Hotel PCL, Foreign Shares	274,400	291,893
CH Karnchang PCL, Foreign Shares	101,223	80,975
Charoen Pokphand Foods PCL, Foreign Shares	690,033	504,329
Christiani & Nielsen Thai, Foreign Shares	17,200	2,019
Chularat Hospital PCL, Foreign Shares	730,700	49,772
CK Power PCL, Foreign Shares	710,700	63,821
COL PCL, Foreign Shares	20,700	31,930

64SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Com7 PCL, Foreign Shares	54,000	$17,908
Country Group Development PCL (I)	1,267,400	37,586
CP ALL PCL, Foreign Shares	456,200	836,950
Crown Tech Advance PCL, Foreign Shares (I)	229,900	7,965
CS Loxinfo PCL, Foreign Shares	101,600	17,769
Delta Electronics Thailand PCL, Foreign Shares	50,100	132,520
Dhipaya Insurance PCL, Foreign Shares	57,600	75,644
Diamond Building Products PCL, Foreign Shares	44,900	7,710
Dynasty Ceramic PCL, Foreign Shares	1,381,000	160,480
Eastern Polymer Group PCL, Foreign Shares	137,600	52,514
Eastern Water Resources Development & Management PCL, Foreign Shares	309,200	108,893
Electricity Generating PCL, Foreign Shares	26,500	166,428
Energy Absolute PCL, Foreign Shares	388,200	339,027
Esso Thailand PCL, Foreign Shares (I)	670,800	210,769
Forth Smart Service PCL, Foreign Shares	71,600	40,158
G J Steel PCL, Foreign Shares (I)	1,507,550	15,066
GFPT PCL, Foreign Shares	160,800	88,777
Global Power Synergy Company, Ltd., Foreign Shares	66,600	67,938
Glow Energy PCL, Foreign Shares	93,300	220,463
GMM Grammy PCL, Foreign Shares (I)	60,740	20,325
Golden Land Property Development PCL, Foreign Shares	331,500	72,472
Grand Canal Land PCL	788,200	54,143
Hana Microelectronics PCL, Foreign Shares	43,500	61,613
Home Product Center PCL, Foreign Shares	964,112	280,297
Ichitan Group PCL, Foreign Shares	115,200	29,921
Indorama Ventures PCL, Foreign Shares	394,600	425,801
Intouch Holdings PCL, Foreign Shares	126,600	199,727
IRPC PCL, Foreign Shares (L)	1,213,300	181,679
Italian-Thai Development PCL, Foreign Shares	625,976	83,081
Jasmine International PCL, Foreign Shares	819,638	198,546
Jay Mart PCL, Foreign Shares	89,401	30,989
Kang Yong Electric PCL, Foreign Shares	2,800	40,099
Kasikornbank PCL, Foreign Shares	127,300	698,988
Kasikornbank PCL, NVDR	21,600	118,886
KCE Electronics PCL, Foreign Shares	54,900	174,051
KGI Securities Thailand PCL, Foreign Shares	412,600	47,961
Khon Kaen Sugar Industry PCL	178,600	28,053
Khonburi Sugar PCL, Foreign Shares	69,700	15,238
Kiatnakin Bank PCL, Foreign Shares	39,900	79,952
Krung Thai Bank PCL, Foreign Shares	494,250	277,102
Krungthai Card PCL, Foreign Shares	43,400	167,519
Land & Houses PCL	490,300	139,491
Lanna Resources PCL, Foreign Shares	185,400	66,968
LH Financial Group PCL, Foreign Shares	1,103,500	58,304
Loxley PCL, Foreign Shares	190,300	17,973
LPN Development PCL, Foreign Shares	150,400	47,222
Major Cineplex Group PCL, Foreign Shares	175,600	174,075
Malee Group PCL, Foreign Shares (L)	36,000	56,565
Maybank Kim Eng Securities Thailand PCL, Foreign Shares	21,400	13,821
MBK PCL, Foreign Shares	592,400	264,357
MCOT PCL, Foreign Shares (I)	113,800	44,088
MCS Steel PCL, Foreign Shares	47,300	21,378
Mega Lifesciences PCL, Foreign Shares	96,600	74,446

SEE NOTES TO FUND'S INVESTMENTS65

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Minor International PCL, Foreign Shares	283,345	$311,708
MK Restaurants Group PCL, Foreign Shares	63,900	111,580
Mono Technology PCL, Foreign Shares	252,100	25,310
Muang Thai Insurance PCL, Foreign Shares	2,600	10,177
Muangthai Leasing PCL, Foreign Shares	96,100	90,973
Nation Multimedia Group PCL, Foreign Shares (I)	951,500	20,664
Padaeng Industry PCL, Foreign Shares	65,300	39,687
Polyplex Thailand PCL, Foreign Shares	128,100	52,719
Precious Shipping PCL, Foreign Shares (I)	174,400	47,142
Premier Marketing PCL, Foreign Shares	127,100	39,171
Property Perfect PCL, Foreign Shares	2,551,100	65,901
Pruksa Holding PCL, Foreign Shares	217,000	139,538
PTG Energy PCL, Foreign Shares	274,900	175,269
PTT Exploration & Production PCL, Foreign Shares	358,928	949,488
PTT Global Chemical PCL, Foreign Shares	151,692	316,346
PTT PCL, Foreign Shares	426,000	4,920,872
Quality Houses PCL, Foreign Shares	851,571	62,488
Raimon Land PCL, Foreign Shares	771,200	27,847
Ratchaburi Electricity Generating Holding PCL, Foreign Shares	61,400	91,514
Ratchthani Leasing PCL, Foreign Shares	309,800	51,809
Regional Container Lines PCL, Foreign Shares (I)	116,600	23,957
Robinson PCL, Foreign Shares (L)	46,200	80,716
Rojana Industrial Park PCL, Foreign Shares (I)(L)	473,760	80,659
RS PCL, Foreign Shares (I)	218,000	61,091
Saha-Union PCL, Foreign Shares	218,200	257,886
Sahaviriya Steel Industries PCL, Foreign Shares (I)	12,921,580	18,969
Samart Corp. PCL, Foreign Shares	223,100	98,280
Samart I-Mobile PCL, Foreign Shares (I)	426,000	12,375
Samart Telcoms PCL, Foreign Shares	214,700	86,998
Sansiri PCL, Foreign Shares	2,223,209	131,823
SC Asset Corp. PCL, Foreign Shares	814,093	83,161
Siam Cement PCL, NVDR	48,700	751,993
Siam City Cement PCL, Foreign Shares	35,241	309,319
Siam Future Development PCL, Foreign Shares	424,443	73,498
Siam Global House PCL, Foreign Shares	123,611	54,827
Siamgas & Petrochemicals PCL, Foreign Shares	150,300	68,371
Singha Estate PCL, Foreign Shares (I)	163,700	22,971
Sino-Thai Engineering & Construction PCL, Foreign Shares	126,428	95,552
SNC Former PCL, Foreign Shares	50,600	21,541
Somboon Advance Technology PCL, Foreign Shares	113,107	58,465
SPCG PCL	195,800	121,868
Sri Ayudhya Capital PCL, Foreign Shares	25,800	24,038
Sri Trang Agro-Industry PCL, Foreign Shares	95,900	44,248
Srithai Superware PCL, Foreign Shares	589,700	33,251
Star Petroleum Refining PCL	261,700	104,572
STP & I PCL, Foreign Shares	260,770	66,223
Supalai PCL, Foreign Shares	277,800	212,088
Superblock PCL, Foreign Shares (I)	242,300	11,668
SVI PCL, Foreign Shares	397,828	67,755
Symphony Communication PCL, Foreign Shares (I)	39,108	13,436
Syntec Construction PCL, Foreign Shares	378,900	52,260
Taokaenoi Food & Marketing PCL, Foreign Shares	55,200	37,275
Tata Steel Thailand PCL, Foreign Shares (I)	909,000	24,546

66SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Thai Agro Energy PCL, Foreign Shares	55,500	$4,694
Thai Airways International PCL, Foreign Shares (I)	392,211	214,132
Thai Central Chemical PCL, Foreign Shares	1,900	3,363
Thai Oil PCL, Foreign Shares	141,900	320,872
Thai Reinsurance PCL, Foreign Shares	523,600	28,127
Thai Stanley Electric PCL, Foreign Shares	18,200	110,536
Thai Union Group PCL, Foreign Shares	344,000	212,028
Thai Vegetable Oil PCL, Foreign Shares	131,100	115,484
Thai-German Ceramic PCL, Foreign Shares	194,800	13,957
Thaicom PCL, Foreign Shares (L)	203,500	107,670
Thaire Life Assurance PCL, Foreign Shares	127,700	30,344
Thanachart Capital PCL, Foreign Shares	137,900	190,135
The Erawan Group PCL, Foreign Shares	282,300	39,604
The Siam Cement PCL, Foreign Shares	2,850	43,830
The Siam Commercial Bank PCL, Foreign Shares	69,031	309,914
Thoresen Thai Agencies PCL, Foreign Shares	218,937	58,164
TICON Industrial Connection PCL, Foreign Shares	104,244	44,031
Tipco Asphalt PCL, NVDR	232,200	158,125
Tisco Financial Group PCL	59,800	133,842
TMB Bank PCL, Foreign Shares	2,793,700	177,074
Total Access Communication PCL, Foreign Shares	210,600	289,124
Total Access Communication PCL, NVDR	187,100	256,862
TPI Polene PCL, Foreign Shares	2,108,800	142,376
True Corp. PCL, Foreign Shares (I)	1,814,388	330,247
TTCL PCL, Foreign Shares	53,400	26,810
TTW PCL, Foreign Shares	520,300	161,886
Unique Engineering & Construction PCL, Foreign Shares	213,280	107,108
Univentures PCL, Foreign Shares	348,200	80,812
Vanachai Group PCL, Foreign Shares	300,080	114,550
VGI Global Media PCL, Foreign Shares	1,008,600	156,931
Vibhavadi Medical Center PCL, Foreign Shares	1,142,300	92,584
Vinythai PCL, Foreign Shares	100,000	58,756
WHA Corp. PCL, Foreign Shares	425,500	39,217
Workpoint Entertainment PCL, Foreign Shares	60,540	114,621
Turkey 1.3%		12,949,020
Adana Cimento Sanayii TAS, Class A	39,564	79,081
Afyon Cimento Sanayi TAS (I)(L)	16,048	39,675
Akbank TAS	492,089	1,330,345
Akcansa Cimento AS	24,531	82,771
Akenerji Elektrik Uretim AS (I)(L)	174,702	49,557
Aksa Akrilik Kimya Sanayii AS	50,500	164,145
Aksa Enerji Uretim AS (I)(L)	14,993	15,430
Alarko Holding AS	48,913	80,775
Albaraka Turk Katilim Bankasi AS	120,356	41,987
Alkim Alkali Kimya AS	2,994	23,690
Anadolu Anonim Turk Sigorta Sirketi	291,321	213,090
Anadolu Cam Sanayii AS	50,008	54,864
Anadolu Efes Biracilik Ve Malt Sanayii AS	31,339	184,154
Anadolu Hayat Emeklilik AS	23,939	36,107
Arcelik AS	42,301	293,016
Aselsan Elektronik Sanayi Ve Ticaret AS	27,324	169,929
Aygaz AS	10,717	48,362

SEE NOTES TO FUND'S INVESTMENTS67

Emerging Markets Fund

	Shares	Value
Turkey (continued)
Bagfas Bandirma Gubre Fabrikalari AS (I)(L)	10,105	$32,465
Baticim Bati Anadolu Cimento Sanayii AS	24,319	42,887
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)(L)	51,910	65,495
BIM Birlesik Magazalar AS	43,081	766,602
Bizim Toptan Satis Magazalari AS (I)(L)	15,207	48,465
Bolu Cimento Sanayii AS	34,401	57,740
Borusan Mannesmann Boru Sanayi ve Ticaret AS	15,452	39,411
Boyner Perakende Ve Tekstil Yatirimlari AS (I)	17,020	204,020
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (I)(L)	24,154	50,528
Bursa Cimento Fabrikasi AS	9,487	16,275
Cimsa Cimento Sanayi VE Ticaret AS	20,422	85,643
Coca-Cola Icecek AS	25,325	265,669
Dogan Sirketler Grubu Holding AS (I)	561,309	117,724
Eczacibasi Yatirim Holding Ortakligi AS	11,435	32,617
EGE Endustri VE Ticaret AS (L)	731	50,897
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	31,969	42,074
Enka Insaat ve Sanayi AS	35,786	54,384
Eregli Demir ve Celik Fabrikalari TAS	170,443	309,011
Fenerbahce Futbol AS (I)(L)	6,844	68,911
Ford Otomotiv Sanayi AS	20,408	233,927
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (I)(L)	3,124	28,019
Global Yatirim Holding AS	46,033	37,743
Goldas Kuyumculuk Sanayi Ithalat ve Bagli Ortakliklari (I)	54,847	3,265
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS (I)(L)	2,600	59,509
Goodyear Lastikleri TAS (L)	33,270	38,527
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)(L)	18,319	16,157
Gubre Fabrikalari TAS (L)	14,222	19,630
Ihlas Holding AS (I)	56,245	6,374
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	10,208	31,994
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS (I)(L)	75,939	41,600
Is Finansal Kiralama AS (I)	91,647	30,120
Is Yatirim Menkul Degerler AS	64,156	28,043
Izmir Demir Celik Sanayi AS (I)	74,109	70,643
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	101,668	51,642
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (I)(L)	267,726	113,992
KOC Holding AS	55,628	253,049
Konya Cimento Sanayii AS (L)	413	30,807
Koza Altin Isletmeleri AS (I)	9,287	48,179
Koza Anadolu Metal Madencilik Isletmeleri AS (I)(L)	113,466	71,588
Mardin Cimento Sanayii ve Ticaret AS	12,215	15,619
Metro Ticari ve Mali Yatirimlar Holding AS (I)(L)	120,069	42,211
Migros Ticaret AS (I)	11,041	84,450
NET Holding AS (I)	117,055	85,654
Netas Telekomunikasyon AS (I)(L)	12,349	46,314
Nuh Cimento Sanayi AS	31,200	86,932
Otokar Otomotiv ve Savunma Sanayi AS (L)	4,537	167,200
Petkim Petrokimya Holding AS	211,086	331,132
Pinar Entegre Et ve Un Sanayi AS	4,670	12,828
Pinar SUT Mamulleri Sanayii AS	4,071	16,447
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	18,679	14,459
Sekerbank TAS (I)(L)	98,408	33,500
Selcuk Ecza Deposu Ticaret ve Sanayi AS	14,627	16,175
Soda Sanayii AS	61,192	108,384

68SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Turkey (continued)
Tat Gida Sanayi AS	10,580	$20,912
TAV Havalimanlari Holding AS	91,251	447,389
Tekfen Holding AS	38,597	105,580
Tofas Turk Otomobil Fabrikasi AS	13,901	115,520
Trakya Cam Sanayii AS	116,241	130,256
Tupras Turkiye Petrol Rafinerileri AS	24,428	658,290
Turcas Petrol AS (I)	70,133	41,763
Turk Hava Yollari AO (I)	126,960	260,714
Turk Telekomunikasyon AS (I)	46,856	85,726
Turk Traktor ve Ziraat Makineleri AS	4,771	110,711
Turkcell Iletisim Hizmetleri AS (I)	180,049	620,947
Turkiye Garanti Bankasi AS	280,251	763,263
Turkiye Halk Bankasi AS	129,834	467,722
Turkiye Is Bankasi, Class C	264,311	525,568
Turkiye Sinai Kalkinma Bankasi AS	407,208	153,603
Turkiye Sise ve Cam Fabrikalari AS	127,874	170,892
Turkiye Vakiflar Bankasi TAO, Class D	121,633	221,204
Ulker Biskuvi Sanayi AS	42,295	247,605
Vestel Elektronik Sanayi ve Tracaret AS (I)	44,957	87,767
Yapi ve Kredi Bankasi AS (I)	95,554	119,231
Zorlu Enerji Elektrik Uretim AS (I)(L)	164,001	60,448
Ukraine 0.1%		643,504
Kernel Holding SA	35,470	643,504
United States 0.0%		383,551
Bizlink Holding, Inc.	18,677	137,712
Nexteer Automotive Group, Ltd.	161,000	245,839
Preferred securities 2.3%		$22,742,004
(Cost $24,487,600)
Brazil 2.1%		21,164,732
AES Tiete Energia SA	677	567
Alpargatas SA	37,754	138,838
Banco ABC Brasil SA	36,719	196,988
Banco Bradesco SA	637,192	5,418,968
Banco do Estado do Rio Grande do Sul SA, B Shares	67,200	287,619
Banco Pan SA (I)	151,691	84,378
Banco Pine SA	35,728	33,454
Centrais Eletricas Brasileiras SA, B Shares	22,554	120,299
Centrais Eletricas Santa Catarina (I)	3,500	20,518
Cia Brasileira de Distribuicao (I)	21,000	447,652
Cia de Gas de Sao Paulo COMGAS, A Shares	20,322	297,236
Cia de Saneamento do Parana	31,011	100,145
Cia de Transmissao de Energia Eletrica Paulista	13,518	269,612
Cia Energetica de Minas Gerais	193,444	456,717
Cia Energetica de Sao Paulo, B Shares	49,495	250,691
Cia Energetica do Ceara, A Shares	6,400	92,956
Cia Ferro Ligas da Bahia - FERBASA	19,876	69,162
Cia Paranaense de Energia, B Shares	25,000	215,161
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	36,948	141,469
Eucatex SA Industria e Comercio	24,300	22,528
Gol Linhas Aereas Inteligentes SA (I)	23,800	57,368
Itau Unibanco Holding SA	558,014	6,130,317

SEE NOTES TO FUND'S INVESTMENTS69

Emerging Markets Fund

			Shares	Value
Brazil (continued)
	Lojas Americanas SA		196,604	$887,040
	Marcopolo SA		114,557	99,832
	Petroleo Brasileiro SA (I)		299,386	1,199,043
	Randon SA Implementos e Participacoes (I)		53,525	78,899
	Suzano Papel e Celulose SA, A Shares		149,853	710,840
	Telefonica Brasil SA		50,899	736,128
	Unipar Carbocloro SA		47,501	143,122
	Usinas Siderurgicas de Minas Gerais SA, A Shares (I)		210,059	257,709
	Vale SA		275,975	2,199,476
Chile 0.1%				620,592
	Coca-Cola Embonor SA, B Shares		18,702	44,687
	Embotelladora Andina SA, B Shares		65,531	269,438
	Sociedad Quimica y Minera de Chile SA, B Shares		8,508	306,467
Colombia 0.1%				847,059
	Banco Davivienda SA		29,096	329,430
	Bancolombia SA		19,666	217,537
	Grupo Argos SA		4,425	30,133
	Grupo Aval Acciones y Valores SA		364,450	151,833
	Grupo de Inversiones Suramericana SA		9,109	118,126
India 0.0%				9,568
	UPL, Ltd. (I)		46,767	9,568
Panama 0.0%				100,053
	Avianca Holdings SA		118,857	100,053
Rights 0.0%				$214,853
(Cost $138,733)
	ELK Corporation (Expiration Date: 6-16-17, Strike Price: KRW 807.00) (I)		13,696	3,878
	Joao Fortes Engenharia SA (Expiration Date: 6-27-17, Strike Price: BRL 0.90) (I)		560	104
	NK Company, Ltd. (Expiration Date: 7-7-17, Strike Price: KRW 1,045.00) (I)		7,046	2,706
	Sibanye Gold, Ltd., ADR (Expiration Date: 6-7-17, Strike Price: $3.48) (I)(L)		122,450	208,165
Warrants 0.0%				$4,808
(Cost $0)
	Jay Mart PCL (Expiration Date: 2-20-19, Strike Price: THB 15.00) (I)		19,866	1,016
	RS PCL (Expiration Date: 12-31-17, Strike Price: THB 12.50) (I)		43,600	1,949
	Vibhavadi Medical Center PCL (Expiration Date: 6-15-22, Strike Price: THB 3.00) (I)		87,868	1,843
	Yield (%)		Shares	Value
Securities lending collateral 2.8%				$27,183,878
(Cost $27,183,993)
John Hancock Collateral Trust (W)	1.0209(Y	)	2,716,622	27,183,878
Short-term investments 0.6%				$5,471,589
(Cost $5,471,589)
Money market funds 0.6%				5,471,589
Western Asset Institutional Government Reserves Fund, Institutional Class	0.7086(Y	)	5,471,589	5,471,589
Total investments (Cost $783,752,748)† 102.6%				$1,001,552,256
Other assets and liabilities, net (2.6%)				($25,534,283)
Total net assets 100.0%				$976,017,973

70SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
KRW	Korean Won
THB	Thai Baht
Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $24,244,749.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $797,693,610. Net unrealized appreciation aggregated to $203,858,646, of which $325,660,951 related to appreciated investment securities and $121,802,305 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-17:

Information technology	21.6%
Financials	17.8%
Consumer discretionary	11.6%
Materials	10.3%
Industrials	9.2%
Consumer staples	8.2%
Telecommunication services	5.2%
Energy	5.1%
Utilities	3.6%
Real estate	3.5%
Health care	3.1%
Short-term investments and other	0.8%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS71

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$250,639	—	$250,639	—
Brazil	45,769,661	$45,769,661	—	—
Chile	14,191,888	14,191,888	—	—
China	119,351,872	16,594,459	101,604,915	$1,152,498
Colombia	3,756,029	3,756,029	—	—
Cyprus	39,111	—	39,111	—
Czech Republic	2,709,291	—	2,709,291	—
Egypt	721,904	—	721,904	—
Greece	3,152,705	—	3,152,705	—
Hong Kong	43,633,574	14,298,807	28,655,479	679,288
Hungary	3,923,761	—	3,923,761	—
India	128,556,112	1,856,269	125,015,452	1,684,391
Indonesia	27,946,275	1,254,640	26,560,521	131,114
Malaysia	35,284,043	—	35,284,043	—
Malta	478,674	—	478,674	—
Mexico	41,859,685	41,859,685	—	—
Netherlands	452,439	452,439	—	—
Peru	2,261,529	2,261,529	—	—
Philippines	15,131,260	—	15,130,129	1,131
Poland	16,880,092	—	16,880,092	—

       72

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Romania	232,126	—	232,126	—
Russia	9,453,517	1,621,933	7,831,584	—
Singapore	30,117	—	30,117	—
South Africa	67,165,293	4,186,767	62,978,526	—
South Korea	157,301,907	7,133,461	149,144,062	1,024,384
Taiwan	163,561,178	3,639,288	159,921,890	—
Thailand	27,864,367	—	27,763,759	100,608
Turkey	12,949,020	—	12,945,755	3,265
Ukraine	643,504	—	643,504	—
United States	383,551	—	383,551	—
Preferred securities
Brazil	21,164,732	21,164,732	—	—
Chile	620,592	620,592	—	—
Colombia	847,059	847,059	—	—
India	9,568	9,568	—	—
Panama	100,053	100,053	—	—
Rights	214,853	212,147	2,706	—
Warrants	4,808	—	4,808	—
Securities lending collateral	27,183,878	27,183,878	—	—
Short-term investments	5,471,589	5,471,589	—	—
Total investments in securities	$1,001,552,256	$214,486,473	$782,289,104	$4,776,679

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       73

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	368Q3	05/17
This report is for the information of the shareholders of John Hancock Emerging Markets Fund.		7/17

John Hancock

Emerging Markets Debt Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsEmerging Markets Debt Fund

As of 5-31-17 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 52.8%						$357,415,043
(Cost $349,607,772)
Argentina 1.6%						10,844,990
Cablevision SA (S)	6.500		06-15-21		2,100,000	2,229,150
YPF SA (S)	8.500		03-23-21		2,400,000	2,699,280
YPF SA (S)	8.500		07-28-25		5,200,000	5,916,560
Azerbaijan 1.0%						6,712,470
State Oil Company of the Azerbaijan Republic	4.750		03-13-23		6,800,000	6,712,470
Brazil 8.2%						55,728,682
Banco BTG Pactual SA	5.750		09-28-22		4,200,000	3,797,010
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (Q)	6.250		04-15-24		3,340,000	2,849,020
Braskem Finance, Ltd. (Q)(S)	7.375		07-03-17		5,350,000	5,351,070
Centrais Eletricas Brasileiras SA (S)	5.750		10-27-21		5,000,000	5,125,000
Cia Brasileira de Aluminio (S)	4.750		06-17-24		1,000,000	966,250
Odebrecht Finance, Ltd. (Q)(S)	7.500		07-03-17		3,865,000	1,739,250
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625		10-01-23		2,075,535	809,459
Petrobras Global Finance BV	6.750		01-27-41		16,202,000	15,169,123
Petrobras Global Finance BV	6.850		06-05-15		11,300,000	10,006,150
Vale Overseas, Ltd.	6.875		11-21-36		6,210,000	6,675,750
Votorantim Cimentos SA	7.250		04-05-41		3,300,000	3,240,600
Bulgaria 0.5%						3,035,169
Bulgarian Energy Holding EAD	4.875		08-02-21	EUR	2,500,000	3,035,169
Chile 1.2%						8,143,616
Empresa Electrica Angamos SA (S)	4.875		05-25-29		6,000,000	6,136,116
Enel Americas SA	4.000		10-25-26		2,000,000	2,007,500
Colombia 1.5%						10,315,975
Ecopetrol SA	5.875		05-28-45		7,700,000	7,074,375
Grupo Aval, Ltd.	4.750		09-26-22		3,200,000	3,241,600
Costa Rica 1.5%						9,843,600
Banco Nacional de Costa Rica	6.250		11-01-23		2,500,000	2,640,000
Instituto Costarricense de Electricidad	6.375		05-15-43		8,280,000	7,203,600
Croatia 0.7%						4,533,564
Hrvatska Elektroprivreda	5.875		10-23-22		4,200,000	4,533,564
Dominican Republic 0.1%						904,307
Aeropuertos Dominicanos Siglo XXI SA (S)	6.750		03-30-29		850,000	904,307
Guatemala 0.4%						2,573,700
Agromercantil Senior Trust (S)	6.250		04-10-19		2,500,000	2,573,700
India 1.5%						10,296,900
Vedanta Resources PLC (S)	6.375		07-30-22		2,990,000	2,990,000
Vedanta Resources PLC (S)	7.125		05-31-23		4,100,000	4,207,625
Vedanta Resources PLC	7.125		05-31-23		3,020,000	3,099,275
Indonesia 4.9%						33,488,776
Pelabuhan Indonesia III Persero PT (S)	4.875		10-01-24		7,100,000	7,543,750
Pertamina Persero PT (S)	6.000		05-03-42		17,800,000	19,548,850
Pertamina Persero PT (S)	6.450		05-30-44		5,500,000	6,396,176
Israel 1.7%						11,225,744
Israel Electric Corp., Ltd. (S)	5.000		11-12-24		6,000,000	6,477,120
Israel Electric Corp., Ltd. (S)	6.875		06-21-23		4,000,000	4,748,624

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Kazakhstan 0.8%						$5,215,502
KazAgro National Management Holding JSC (S)	4.625		05-24-23		4,550,000	4,563,650
Kazakhstan Temir Zholy National Company JSC (S)	6.375		10-06-20		600,000	651,852
Luxembourg 0.7%						4,853,438
Millicom International Cellular SA (S)	6.625		10-15-21		4,650,000	4,853,438
Mauritius 0.8%						5,742,940
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24		5,950,000	5,742,940
Mexico 10.5%						70,939,042
Alpek SAB de CV	4.500		11-20-22		4,850,000	4,983,375
America Movil SAB de CV	7.125		12-09-24	MXN	55,000,000	2,765,869
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (S)	3.800		08-11-26		4,000,000	3,965,200
BBVA Bancomer SA	6.500		03-10-21		3,700,000	4,074,625
Credito Real SAB de CV SOFOM ER (S)	7.250		07-20-23		3,200,000	3,352,000
Credito Real SAB de CV SOFOM ER	7.250		07-20-23		2,000,000	2,095,000
Grupo Cementos de Chihuahua SAB de CV	8.125		02-08-20		1,605,000	1,661,175
Mexichem SAB de CV (S)	4.875		09-19-22		1,800,000	1,903,500
Mexichem SAB de CV (S)	5.875		09-17-44		3,300,000	3,291,750
Mexichem SAB de CV (S)	6.750		09-19-42		1,600,000	1,728,000
Mexichem SAB de CV	6.750		09-19-42		300,000	324,000
Mexico City Airport Trust (S)	5.500		10-31-46		7,100,000	7,160,350
Nemak SAB de CV (S)	5.500		02-28-23		6,220,000	6,429,925
Petroleos Mexicanos (S)	5.375		03-13-22		2,550,000	2,710,650
Petroleos Mexicanos	6.625		06-15-35		10,880,000	11,446,848
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		4,250,000	4,225,775
Trust F/1401 (S)	5.250		12-15-24		1,850,000	1,924,000
Trust F/1401 (S)	6.950		01-30-44		6,600,000	6,897,000
Netherlands 1.5%						9,814,805
GTH Finance BV (S)	7.250		04-26-23		1,800,000	1,996,992
Listrindo Capital BV (S)	4.950		09-14-26		7,750,000	7,817,813
Paraguay 0.6%						3,965,718
Telefonica Celular del Paraguay SA	6.750		12-13-22		3,800,000	3,965,718
Peru 3.3%						22,474,949
Abengoa Transmision Sur SA (S)	6.875		04-30-43		6,226,250	6,778,830
Banco de Credito del Peru (6.125% to 4-24-22, then 3 month LIBOR + 7.043%)	6.125		04-24-27		2,900,000	3,175,500
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (S)	5.250		09-22-29		2,300,000	2,484,000
Kallpa Generacion SA (S)	4.875		05-24-26		2,890,000	3,016,438
SAN Miguel Industrias Pet SA (S)	7.750		11-06-20		3,175,000	3,349,625
Volcan Cia Minera SAA	5.375		02-02-22		3,603,000	3,670,556
Russia 6.3%						42,686,962
Credit Bank of Moscow (8.875% to 11-10-22, then 5 Year U.S. Swap Rate + 6.942%) (Q)(S)	8.875		11-10-22		3,000,000	2,966,358
EDC Finance DAC	4.875		04-17-20		3,150,000	3,227,597
Gazprom Neft OAO (S)	4.375		09-19-22		2,700,000	2,755,847
Gazprom Neft OAO	6.000		11-27-23		2,200,000	2,405,577
Gazprom OAO	6.510		03-07-22		3,300,000	3,686,717
Lukoil International Finance BV	4.563		04-24-23		5,120,000	5,274,143
Mobile Telesystems OJSC	5.000		05-30-23		2,000,000	2,073,408
Rosneft Oil Company (S)	4.199		03-06-22		2,900,000	2,925,497
Russian Agricultural Bank OJSC (S)	5.100		07-25-18		2,200,000	2,264,953
Russian Agricultural Bank OJSC	7.750		05-29-18		600,000	632,028
Sberbank of Russia (S)	6.125		02-07-22		200,000	219,737
Sberbank of Russia	6.125		02-07-22		2,500,000	2,746,715
Severstal OAO (S)	3.850		08-27-21		2,500,000	2,537,395

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Russia (continued)
Severstal OAO	5.900		10-17-22		3,350,000	$3,679,007
VimpelCom Holdings BV (S)	7.504		03-01-22		2,230,000	2,572,171
Vnesheconombank	6.902		07-09-20		2,475,000	2,719,812
Thailand 0.7%						4,767,765
PTT Global Chemical PCL (S)	4.250		09-19-22		1,400,000	1,482,429
PTTEP Canada International Finance, Ltd. (S)	6.350		06-12-42		2,600,000	3,285,336
Turkey 1.9%						13,068,512
Export Credit Bank of Turkey (S)	5.000		09-23-21		8,600,000	8,759,822
Turkcell Iletisim Hizmetleri AS (S)	5.750		10-15-25		4,100,000	4,308,690
Venezuela 0.9%						6,237,917
Petroleos de Venezuela SA	9.750		05-17-35		12,629,918	6,237,917
Foreign government obligations 42.4%						$287,238,807
(Cost $279,578,963)
Angola 0.7%						5,039,340
Republic of Angola Bond (S)	9.500		11-12-25		4,700,000	5,039,340
Argentina 8.2%						55,284,785
Provincia de Buenos Aires
Bond (S)	7.875		06-15-27		2,600,000	2,734,264
Note (S)	5.750		06-15-19		2,100,000	2,184,000
Note (S)	9.950		06-09-21		5,600,000	6,439,776
Republic of Argentina
Bond	6.250		04-22-19		2,000,000	2,113,000
Bond	6.875		01-26-27		7,090,000	7,529,580
Bond	7.625		04-22-46		10,350,000	10,996,875
Bond	8.280		12-31-33		20,792,224	23,287,290
Bahrain 0.8%						5,724,448
Kingdom of Bahrain
Bond (S)	6.125		08-01-23		2,000,000	2,123,000
Bond (S)	7.000		10-12-28		3,450,000	3,601,448
Bolivia 0.1%						840,592
Republic of Bolivia Bond	4.875		10-29-22		800,000	840,592
Brazil 2.9%						19,749,585
Federative Republic of Brazil
Bond	5.625		01-07-41		4,300,000	4,198,950
Note	10.000		01-01-21	BRL	26,000,000	8,313,114
Note	10.000		01-01-23	BRL	23,000,000	7,237,521
Colombia 1.9%						13,159,720
Republic of Colombia
Bond	4.000		02-26-24		7,400,000	7,673,800
Bond	4.375		07-12-21		500,000	533,000
Bond	5.000		06-15-45		4,900,000	4,952,920
Costa Rica 0.2%						987,500
Republic of Costa Rica Bond	4.250		01-26-23		1,000,000	987,500
Croatia 0.8%						5,556,210
Republic of Croatia Bond	5.500		04-04-23		5,100,000	5,556,210
Dominican Republic 1.5%						10,402,900

4SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Dominican Republic (continued)
Government of Dominican Republic
Bond	5.875		04-18-24		5,500,000	$5,830,000
Bond (S)	6.875		01-29-26		2,650,000	2,961,587
Bond	7.500		05-06-21		1,450,000	1,611,313
Egypt 1.3%						8,488,436
Arab Republic of Egypt
Bond (S)	5.875		06-11-25		3,000,000	2,962,500
Bond (S)	7.500		01-31-27		3,700,000	3,920,816
Bond (S)	8.500		01-31-47		1,500,000	1,605,120
Ghana 1.8%						12,307,146
Republic of Ghana
Bond	8.125		01-18-26		6,300,000	6,411,220
Bond (S)	9.250		09-15-22		2,220,000	2,409,366
Bond (S)	10.750		10-14-30		2,800,000	3,486,560
Honduras 0.2%						1,090,268
Republic of Honduras Bond (S)	6.250		01-19-27		1,050,000	1,090,268
Hungary 2.2%						14,681,074
Republic of Hungary
Bond	5.375		02-21-23		4,700,000	5,228,487
Bond	5.375		03-25-24		8,400,000	9,452,587
Indonesia 2.4%						16,248,742
Republic of Indonesia
Bond	4.750		01-08-26		2,250,000	2,424,758
Bond (S)	4.750		01-08-26		6,350,000	6,832,759
Bond (S)	5.375		10-17-23		2,650,000	2,944,232
Bond	5.875		01-15-24		1,100,000	1,251,539
Bond	6.625		02-17-37		2,250,000	2,795,454
Iraq 0.8%						5,575,957
Republic of Iraq Bond	5.800		01-15-28		6,078,000	5,575,957
Jamaica 0.4%						2,925,450
Government of Jamaica Bond	7.625		07-09-25		2,500,000	2,925,450
Kazakhstan 0.5%						3,391,927
Republic of Kazakhstan Bond (S)	5.125		07-21-25		3,100,000	3,391,927
Kenya 0.5%						3,344,088
Republic of Kenya Bond (S)	6.875		06-24-24		3,250,000	3,344,088
Macedonia 0.4%						3,004,493
Republic of Macedonia Bond	5.625		07-26-23	EUR	2,500,000	3,004,493
Mexico 3.7%						25,250,635
Government of Mexico
Bond	4.600		01-23-46		13,364,000	12,996,490
Bond	7.750		05-29-31	MXN	222,440,400	12,254,145
Montenegro 0.3%						1,678,273
Republic of Montenegro Bond (S)	5.750		03-10-21	EUR	1,400,000	1,678,273

SEE NOTES TO FUND'S INVESTMENTS5

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Namibia 0.5%						$3,485,680
Republic of Namibia Bond (S)	5.250		10-29-25		3,400,000	3,485,680
Nigeria 0.3%						2,212,660
Federal Republic of Nigeria Bond (S)	7.875		02-16-32		2,000,000	2,212,660
Panama 1.4%						9,363,125
Republic of Panama
Bond	4.000		09-22-24		3,800,000	3,994,750
Bond	6.700		01-26-36		3,050,000	3,942,125
Bond	8.875		09-30-27		1,000,000	1,426,250
Peru 1.0%						6,442,211
Republic of Peru
Bond	6.550		03-14-37		2,200,000	2,915,000
Bond	8.200		08-12-26	PEN	9,650,000	3,527,211
Philippines 1.7%						11,367,287
Republic of Philippines
Bond	3.950		01-20-40		8,600,000	8,870,479
Bond	5.500		03-30-26		2,100,000	2,496,808
Qatar 0.3%						1,815,185
Government of Qatar Bond (S)	3.250		06-02-26		1,800,000	1,815,185
Senegal 0.2%						1,615,731
Republic of Senegal Bond (S)	6.250		05-23-33		1,600,000	1,615,731
South Africa 0.5%						3,154,457
Republic of South Africa Bond	4.300		10-12-28		3,300,000	3,154,457
Turkey 4.3%						29,231,461
Republic of Turkey
Bond	4.250		04-14-26		13,200,000	12,685,411
Bond	6.000		03-25-27		4,400,000	4,725,758
Bond	6.000		01-14-41		7,650,000	7,934,580
Bond	6.250		09-26-22		3,560,000	3,885,712
Uruguay 0.1%						687,375
Republic of Uruguay Bond	4.375		10-27-27		650,000	687,375
Vietnam 0.5%						3,132,066
Republic of Vietnam Bond	4.800		11-19-24		3,000,000	3,132,066
				Shares		Value
Common stocks 0.1%						$875,321
(Cost $5,909,631)
Colombia 0.1%						875,321
Pacific Exploration and Production Corp. (I)				31,145		875,321
	Yield	* (%)	Maturity date	Par value^		Value
Short-term investments 2.5%						$17,203,841
(Cost $17,203,841)
U.S. Government Agency 1.5%						10,450,000
Federal Home Loan Bank Discount Note	0.680		06-01-17		10,450,000	10,450,000

6SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Yield (%)	Shares	Value
Money market funds 0.1%			$756,841
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.6457(Y)	756,841	756,841
		Par value^	Value
Repurchase agreement 0.9%			$5,997,000
Barclays Bank Tri-Party Repurchase Agreement dated 5-31-17 at 0.780% to be repurchased at $5,997,130 on 6-1-17, collateralized by $6,220,100 U.S. Treasury Notes, 1.125% due 6-30-21 (valued at $6,117,112, including interest)		5,997,000	5,997,000
Total investments (Cost $652,300,207)† 97.8%			$662,733,012
Other assets and liabilities, net 2.2%			$14,731,857
Total net assets 100.0%			$677,464,869

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $273,162,830 or 40.3% of the fund's net assets as of 5-31-17.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $655,910,963. Net unrealized appreciation aggregated to $6,822,049, of which $28,056,247 related to appreciated investment securities and $21,234,198 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-17:

Foreign government obligations	42.4%
Energy	18.5%
Financials	8.8%
Utilities	8.0%
Materials	7.6%
Telecommunication services	4.5%
Industrials	3.3%
Consumer discretionary	0.9%
Consumer staples	0.7%
Information technology	0.6%
Short-term investments and other	4.7%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS7

Emerging Markets Debt Fund

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	110	Short	Sep 2017	($13,848,596)	($13,892,656)	($44,060)
						($44,060)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	43,500,000	USD	13,209,560	Citigroup	6/21/2017	$175,809	—
CAD	8,914,282	USD	6,569,831	Royal Bank of Canada	6/21/2017	31,693	—
JPY	3,249,999,999	USD	28,974,852	Goldman Sachs	6/21/2017	396,653	—
MXN	444,516,014	USD	22,865,481	Citigroup	6/21/2017	895,571	—
MXN	764,200,000	USD	39,445,232	State Street Bank & Trust Company	6/21/2017	1,404,132	—
RUB	804,000,000	USD	13,495,231	Goldman Sachs	6/21/2017	616,836	—
RUB	409,000,000	USD	6,768,162	UBS Warburg	6/21/2017	410,738	—
RUB	383,100,000	USD	6,540,891	Bank of Nova Scotia	6/21/2017	183,403	—
TRY	50,000,000	USD	13,357,861	Standard Chartered Bank	6/21/2017	732,367	—
TRY	25,358,431	USD	6,775,619	Goldman Sachs	6/21/2017	370,502	—
USD	6,850,358	BRL	22,500,000	Citigroup	6/21/2017	—	($73,109)
USD	6,616,228	CAD	8,914,282	Royal Bank of Scotland	6/21/2017	14,703	—
USD	29,511,327	JPY	3,249,999,999	Goldman Sachs	6/21/2017	139,823	—
USD	7,575,292	MXN	146,116,014	Citigroup	6/21/2017	—	(235,159)
USD	15,574,791	MXN	298,400,000	Goldman Sachs	6/21/2017	—	(375,811)
USD	39,785,616	MXN	764,200,000	State Street Bank & Trust Company	6/21/2017	—	(1,063,747)
USD	6,926,334	RUB	409,000,000	UBS Warburg	6/21/2017	—	(252,566)
USD	13,608,666	RUB	804,000,000	Goldman Sachs	6/21/2017	—	(503,401)
USD	6,544,802	RUB	383,100,000	Bank of Nova Scotia	6/21/2017	—	(179,492)
USD	13,488,601	TRY	50,000,000	Standard Chartered Bank	6/21/2017	—	(601,627)
USD	6,811,473	TRY	25,358,431	Goldman Sachs	6/21/2017	—	(334,649)
						$5,372,230	($3,619,561)

Derivative currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar

See Notes to Fund's investments regarding investment transactions and other derivatives information.

8SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$357,415,043	—	$357,415,043	—
Foreign government obligations	287,238,807	—	287,238,807	—
Common stocks	875,321	$875,321	—	—
Short-term investments	17,203,841	756,841	16,447,000	—
Total investments in securities	$662,733,012	$1,632,162	$661,100,850	—
Other financial instruments:
Futures	($44,060)	($44,060)	—	—
Forward foreign currency contracts	(1,752,669)	—	$1,752,669	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       9

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2017, the fund used futures contracts to manage duration of the portfolio, manage against anticipated interest rate changes and gain exposure to treasuries market.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and maintain diversity of the fund.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       10

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	358Q3	05/17
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.		7/17

John Hancock

Equity Income Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsEquity Income Fund

As of 5-31-17 (unaudited)
	Shares	Value
Common stocks 95.5%		$1,626,012,100
(Cost $1,233,715,958)
Consumer discretionary 8.3%		141,595,773
Auto components 0.6%
Adient PLC	157,582	10,799,094
Automobiles 0.3%
Ford Motor Company	560,400	6,231,648
Hotels, restaurants and leisure 1.5%
Carnival Corp.	137,300	8,796,811
Las Vegas Sands Corp.	285,200	16,863,876
Leisure products 0.7%
Mattel, Inc.	498,800	11,427,508
Media 4.2%
Comcast Corp., Class A	567,200	23,646,568
News Corp., Class A	1,030,900	13,793,442
The Walt Disney Company	81,400	8,786,316
Time Warner, Inc.	19,666	1,956,570
Twenty-First Century Fox, Inc., Class B	848,800	22,832,720
Multiline retail 1.0%
Kohl's Corp.	274,000	10,529,820
Macy's, Inc.	252,400	5,931,400
Consumer staples 6.4%		108,320,286
Beverages 1.7%
Diageo PLC	298,456	8,971,181
PepsiCo, Inc.	173,800	20,312,006
Food and staples retailing 1.0%
Wal-Mart Stores, Inc.	216,100	16,985,460
Food products 2.4%
Archer-Daniels-Midland Company	416,700	17,326,386
Kellogg Company	105,000	7,518,000
Tyson Foods, Inc., Class A	272,300	15,613,682
Personal products 0.6%
Avon Products, Inc. (I)	386,400	1,313,760
Coty, Inc., Class A	424,933	8,048,231
Tobacco 0.7%
Philip Morris International, Inc.	102,100	12,231,580
Energy 9.7%		164,485,184
Oil, gas and consumable fuels 9.7%
Apache Corp.	277,396	12,971,037
Canadian Natural Resources, Ltd.	234,600	6,770,556
Chevron Corp.	165,060	17,080,409
EQT Corp.	54,660	3,021,058
Exxon Mobil Corp.	509,224	40,992,532
Hess Corp.	319,400	14,657,266
Occidental Petroleum Corp.	336,200	19,812,266
Royal Dutch Shell PLC, ADR, Class A (L)	306,000	16,649,460
TOTAL SA, ADR (L)	622,000	32,530,600

2SEE NOTES TO FUND'S INVESTMENTS

Equity Income Fund

	Shares	Value
Financials 24.4%		$415,391,054
Banks 11.4%
Bank of America Corp.	235,722	5,282,530
Citigroup, Inc.	388,600	23,525,844
Fifth Third Bancorp	771,800	18,322,532
JPMorgan Chase & Co.	672,614	55,255,240
KeyCorp	693,800	12,120,686
Royal Bank of Scotland Group PLC (I)	1,405,387	4,716,870
The PNC Financial Services Group, Inc.	129,500	15,371,650
U.S. Bancorp	417,000	21,221,130
Wells Fargo & Company	737,300	37,705,522
Capital markets 6.5%
Ameriprise Financial, Inc.	171,500	20,715,485
Morgan Stanley	805,700	33,629,918
Northern Trust Corp.	186,600	16,316,304
Och-Ziff Capital Management Group LLC, Class A (L)	110,131	246,693
State Street Corp.	327,600	26,686,296
The Bank of New York Mellon Corp.	298,500	14,065,320
Consumer finance 0.6%
American Express Company	131,800	10,140,692
Insurance 5.9%
American International Group, Inc.	142,600	9,073,638
Chubb, Ltd.	58,704	8,405,826
Loews Corp.	546,900	25,791,804
Marsh & McLennan Companies, Inc.	202,200	15,682,632
MetLife, Inc.	500,600	25,325,354
Willis Towers Watson PLC	64,982	9,528,311
XL Group, Ltd.	143,300	6,260,777
Health care 10.3%		175,860,920
Biotechnology 0.9%
Gilead Sciences, Inc.	238,600	15,482,754
Health care equipment and supplies 1.8%
Becton, Dickinson and Company	72,700	13,757,021
Medtronic PLC	206,200	17,378,536
Health care providers and services 1.7%
Anthem, Inc.	155,292	28,317,496
Pharmaceuticals 5.9%
Bristol-Myers Squibb Company	277,700	14,981,915
GlaxoSmithKline PLC	442,329	9,682,212
Johnson & Johnson	265,400	34,037,550
Merck & Company, Inc.	253,300	16,492,363
Pfizer, Inc.	788,088	25,731,073
Industrials 10.5%		178,639,224
Aerospace and defense 2.1%
The Boeing Company	174,700	32,778,961
United Technologies Corp.	18,200	2,207,296
Air freight and logistics 1.1%
United Parcel Service, Inc., Class B	173,400	18,375,198
Airlines 0.7%
Delta Air Lines, Inc.	82,700	4,063,051

SEE NOTES TO FUND'S INVESTMENTS3

Equity Income Fund

	Shares	Value
Industrials (continued)
Airlines (continued)
Southwest Airlines Company	117,700	$7,072,593
Building products 1.6%
Johnson Controls International PLC	656,329	27,408,299
Electrical equipment 0.9%
Emerson Electric Company	271,900	16,074,728
Industrial conglomerates 1.3%
General Electric Company	819,800	22,446,124
Machinery 2.8%
Cummins, Inc.	52,300	8,247,710
Flowserve Corp.	176,299	8,550,502
Illinois Tool Works, Inc.	143,300	20,236,826
Pentair PLC	168,800	11,177,936
Information technology 10.0%		170,999,598
Communications equipment 2.7%
Cisco Systems, Inc.	666,800	21,024,204
Harris Corp.	223,686	25,088,622
Electronic equipment, instruments and components 0.4%
TE Connectivity, Ltd.	77,800	6,134,530
Semiconductors and semiconductor equipment 3.7%
Analog Devices, Inc.	67,900	5,823,104
Applied Materials, Inc.	449,600	20,627,648
QUALCOMM, Inc.	464,400	26,596,188
Texas Instruments, Inc.	127,700	10,533,973
Software 2.2%
CA, Inc.	83,100	2,640,087
Microsoft Corp.	498,700	34,829,208
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	50,500	7,714,380
Western Digital Corp.	110,900	9,987,654
Materials 4.8%		82,120,188
Chemicals 2.5%
Akzo Nobel NV	22,655	1,893,499
CF Industries Holdings, Inc.	475,300	12,785,570
E.I. du Pont de Nemours & Company	359,900	28,403,308
Construction materials 0.8%
Vulcan Materials Company	104,300	13,000,995
Containers and packaging 0.9%
International Paper Company	304,825	16,119,146
Metals and mining 0.6%
Nucor Corp.	170,700	9,917,670
Real estate 2.1%		35,826,374
Equity real estate investment trusts 2.1%
Equity Residential	161,900	10,538,071
Rayonier, Inc.	468,193	13,151,541
Weyerhaeuser Company	368,227	12,136,762

4SEE NOTES TO FUND'S INVESTMENTS

Equity Income Fund

				Shares	Value
Telecommunication services 3.0%					$51,304,557
Diversified telecommunication services 2.7%
CenturyLink, Inc. (L)				298,898	7,457,505
Telefonica SA				559,315	6,236,277
Verizon Communications, Inc.				690,777	32,217,839
Wireless telecommunication services 0.3%
Vodafone Group PLC				1,805,847	5,392,936
Utilities 6.0%					101,468,942
Electric utilities 4.5%
Edison International				206,800	16,868,676
Exelon Corp.				346,900	12,595,939
PG&E Corp.				334,900	22,900,462
The Southern Company				219,898	11,129,038
Xcel Energy, Inc.				264,600	12,676,986
Independent power and renewable electricity producers 0.4%
AES Corp.				622,692	7,273,043
Multi-utilities 1.1%
NiSource, Inc.				691,400	18,024,798
Preferred securities 1.9%					$31,496,527
(Cost $29,397,706)
Health care 0.7%					11,525,786
Health care equipment and supplies 0.7%
	Becton Dickinson and Company, 6.125% (I)			215,395	11,525,786
Utilities 1.2%					19,970,741
Electric utilities 1.0%
	Great Plains Energy, Inc., 7.000% (L)			95,758	4,988,992
	NextEra Energy, Inc., 6.123%			226,445	11,999,322
Multi-utilities 0.2%
	DTE Energy Company, 6.500%			54,404	2,982,427
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 0.2%					$3,165,750
(Cost $2,687,069)
Information technology 0.2%					3,165,750
Technology hardware, storage and peripherals 0.2%
Western Digital Corp.	10.500		04-01-24	2,700,000	3,165,750
			Yield (%)	Shares	Value
Securities lending collateral 2.5%					$42,762,493
(Cost $42,763,087)
John Hancock Collateral Trust (W)			1.0209(Y)	4,273,472	42,762,493
Short-term investments 2.1%					$36,509,498
(Cost $36,509,498)
Money market funds 2.1%					36,509,498
State Street Institutional U.S. Government Money Market Fund, Premier Class			0.7151(Y)	1,935,509	1,935,509
T. Rowe Price Government Money Fund			0.8310(Y)	34,573,989	34,573,989
Total investments (Cost $1,345,073,318)† 102.2%					$1,739,946,368
Other assets and liabilities, net (2.2%)					($38,124,418)
Total net assets 100.0%					$1,701,821,950

SEE NOTES TO FUND'S INVESTMENTS5

Equity Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $41,846,172.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $1,360,152,846. Net unrealized appreciation aggregated to $379,793,522, of which $418,075,071 related to appreciated investment securities and $38,281,549 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$141,595,773	$141,595,773	—	—
Consumer staples	108,320,286	99,349,105	$8,971,181	—
Energy	164,485,184	164,485,184	—	—
Financials	415,391,054	410,674,184	4,716,870	—
Health care	175,860,920	166,178,708	9,682,212	—
Industrials	178,639,224	178,639,224	—	—
Information technology	170,999,598	170,999,598	—	—
Materials	82,120,188	80,226,689	1,893,499	—
Real estate	35,826,374	35,826,374	—	—
Telecommunication services	51,304,557	39,675,344	11,629,213	—
Utilities	101,468,942	101,468,942	—	—
Preferred securities	31,496,527	31,496,527	—	—
Corporate bonds	3,165,750	—	3,165,750	—
Securities lending collateral	42,762,493	42,762,493	—	—
Short-term investments	36,509,498	36,509,498	—	—
Total investments in securities	$1,739,946,368	$1,699,887,643	$40,058,725	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	458Q3	05/17
This report is for the information of the shareholders of John Hancock Equity Income Fund.		7/17

John Hancock

Floating Rate Income Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsFloating Rate Income Fund

As of 5-31-17 (unaudited)
	Rate (%	)		Maturity date	Par value^	Value
Term loans (M) 86.9%						$1,647,556,408
(Cost $1,710,113,174)
Consumer discretionary 27.6%						524,159,908
Auto components 0.5%
American Axle & Manufacturing, Inc.	3.280			04-06-24	8,860,000	8,843,432
Automobiles 0.2%
Cooper-Standard Automotive, Inc.	3.897			10-26-23	4,605,101	4,625,271
Diversified consumer services 1.3%
Laureate Education, Inc. (T)			TBD	04-26-24	11,270,000	11,290,173
Monitronics International, Inc.	6.647			09-30-22	8,553,478	8,668,009
Weight Watchers International, Inc. (T)			TBD	04-02-20	4,950,000	4,778,829
Hotels, restaurants and leisure 10.2%
Affinity Gaming LLC	4.545			07-01-23	4,507,423	4,539,336
Affinity Gaming LLC	9.274			09-14-24	4,120,000	4,161,200
Aristocrat International Pty, Ltd.	3.406			10-20-21	5,833,367	5,891,234
Boyd Gaming Corp.	3.449			09-15-23	3,662,161	3,677,981
Caesars Entertainment Operating Company, Inc. (T)			TBD	03-31-24	8,720,000	8,674,830
Caesars Entertainment Resort Properties LLC	4.545			10-11-20	11,322,630	11,382,074
Caesars Growth Properties Holdings LLC	3.750			05-08-21	2,948,149	2,965,101
CCM Merger, Inc.	3.826			08-08-21	8,341,158	8,385,866
CityCenter Holdings LLC	3.499			04-18-24	12,520,000	12,566,950
Equinox Holdings, Inc.	4.295			03-08-24	13,050,000	13,161,447
Equinox Holdings, Inc.	8.045			09-06-24	7,050,000	7,167,524
Fitness & Sports Clubs LLC	5.397			07-01-20	7,980,145	8,073,273
Four Seasons Hotels, Ltd.	4.147			11-30-23	6,142,733	6,208,030
Gateway Casinos & Entertainment, Ltd.	4.794			02-22-23	7,050,000	7,135,164
Greektown Holdings LLC	4.045			03-21-24	5,430,000	5,436,788
Hilton Worldwide Finance LLC	3.024			10-25-23	7,667,691	7,710,400
La Quinta Intermediate Holdings LLC	3.908			04-14-21	9,743,362	9,794,124
Landry's, Inc.	3.745			10-04-23	12,084,415	12,084,415
Mohegan Tribal Gaming Authority	5.045			09-28-23	9,270,485	9,347,708
New Red Finance, Inc.	3.309			02-16-24	18,609,360	18,637,274
QCE LLC, PIK (H)	10.000			07-01-19	7,719,850	279,845
Scientific Games International, Inc.	5.062			10-01-21	5,264,124	5,343,086
Station Casinos LLC	3.500			06-08-23	11,579,005	11,568,468
World Triathlon Corp.	5.397			06-26-21	9,118,255	9,106,857
Household durables 0.1%
Libbey Glass, Inc.	3.994			04-09-21	1,949,714	1,832,731
Media 7.8%
Acosta, Inc.	4.295			09-26-21	12,865,887	11,983,673
CBS Radio, Inc.	4.510			10-17-23	10,460,855	10,552,388
Charter Communications Operating LLC	3.050			01-15-22	4,457,481	4,480,883
Charter Communications Operating LLC	3.295			01-15-24	10,580,482	10,646,610
Checkout Holding Corp.	4.545			04-09-21	8,585,450	7,569,534
Crossmark Holdings, Inc.	4.647			12-20-19	6,351,112	4,580,739
CSC Holdings LLC	3.249			07-15-25	9,581,250	9,559,692
Lions Gate Entertainment Corp.	3.995			12-08-23	7,975,125	8,012,528
McGraw-Hill Global Education Holdings LLC	5.045			05-04-22	2,160,297	2,135,000
MediArena Acquisition BV	6.898			08-13-21	4,713,082	4,159,295
MediArena Acquisition BV	10.148			08-13-22	2,550,000	1,741,446
RentPath LLC	6.300			12-17-21	7,597,313	7,549,830

2SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Telenet International Finance (T)			TBD	06-30-25	2,580,000	$2,589,675
Univision Communications, Inc.	3.795			03-15-24	14,885,186	14,756,876
UPC Financing Partnership	3.739			04-15-25	9,620,000	9,668,100
Urban One, Inc.	5.080			04-18-23	4,440,000	4,373,400
Virgin Media Bristol LLC	3.739			01-31-25	14,500,000	14,558,870
Ziggo Secured Finance Partnership	3.489			04-15-25	19,190,000	19,181,940
Multiline retail 1.2%
Dollar Tree, Inc.	4.250			07-06-22	6,730,000	6,793,127
JC Penney Corp., Inc.	5.450			06-23-23	11,195,886	11,046,645
Neiman Marcus Group, Ltd. LLC	4.250			10-25-20	5,956,610	4,625,069
Specialty retail 6.3%
Academy, Ltd.	5.126			07-01-22	21,195,141	17,051,491
Allflex Holdings III, Inc.	4.583			07-20-20	4,987,702	5,009,548
Allflex Holdings III, Inc.	8.156			07-19-21	6,770,000	6,759,439
Bass Pro Group LLC	4.244			06-05-20	14,985,651	14,966,919
Bass Pro Group LLC	5.897			06-09-18	1,870,000	1,886,363
Bass Pro Group LLC	6.147			12-16-23	6,665,000	6,463,850
CWGS Group LLC	4.744			11-08-23	12,219,375	12,288,170
Jo-Ann Stores LLC	6.391			10-20-23	4,059,800	4,072,507
Leslie's Poolmart, Inc.	4.871			08-16-23	10,707,646	10,770,714
Michaels Stores, Inc.	3.781			01-30-23	9,810,494	9,796,857
Party City Holdings, Inc.	4.171			08-19-22	5,780,856	5,781,896
Petco Animal Supplies, Inc.	4.172			01-26-23	4,815,486	4,469,686
PetSmart, Inc.	4.010			03-11-22	10,845,773	10,413,027
Spencer Gifts LLC	5.280			06-29-22	6,714,021	5,304,076
TOMS Shoes LLC	6.700			10-28-20	9,671,528	5,222,625
Consumer staples 5.7%						107,204,049
Food and staples retailing 2.0%
AdvancePierre Foods, Inc.	6.000			06-02-23	7,434,181	7,436,485
Albertsons LLC	4.045			08-22-21	5,930,290	5,963,262
CSM Bakery Solutions LLC	5.150			07-03-20	12,098,405	11,317,090
Hearthside Group Holdings LLC	4.045			06-02-21	4,272,007	4,300,502
Nomad Foods Europe Midco, Ltd. (T)			TBD	04-18-24	8,890,000	8,934,450
Food products 2.7%
Brightview Landscapes LLC	4.027			12-18-20	9,652,509	9,657,915
Candy Intermediate Holdings, Inc.	5.647			06-15-23	12,721,209	12,061,360
Dole Food Company, Inc.	4.124			04-06-24	8,760,000	8,794,427
Post Holdings, Inc. (T)			TBD	05-24-24	8,070,000	8,111,641
Shearer's Foods LLC	5.084			06-30-21	4,762,250	4,744,392
Shearer's Foods LLC	7.897			06-30-22	6,860,000	6,585,600
Household products 1.0%
Anchor Hocking LLC	10.064			06-04-18	3,454,195	3,419,653
KIK Custom Products, Inc.	5.653			08-26-22	5,948,176	5,988,326
Reynolds Group Holdings, Inc.	4.045			02-05-23	9,842,881	9,888,946
Energy 5.6%						106,634,189
Energy equipment and services 1.5%
Expro FinServices Sarl	5.750			09-02-21	10,725,564	7,650,866
Hercules Offshore, Inc. (H)	10.500			05-06-20	2,860,115	2,145,086
KCA Deutag US Finance LLC	6.921			05-15-20	8,714,151	8,274,086

SEE NOTES TO FUND'S INVESTMENTS3

Floating Rate Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Pacific Drilling SA	4.625			06-03-18	9,951,338	$4,867,896
Paragon Offshore Finance Company (H)	3.750			07-18-21	15,399,825	6,049,975
Oil, gas and consumable fuels 4.1%
Blue Ridge Mountain Resources, Inc.	8.000			05-06-19	991,936	986,977
Chesapeake Energy Corp.	8.686			08-23-21	10,100,000	10,882,750
Eastern Power LLC	5.045			10-02-23	8,234,738	8,174,707
Foresight Energy LLC	6.795			03-28-22	8,850,000	8,402,013
HFOTCO LLC	4.400			08-19-21	10,123,846	10,079,605
MEG Energy Corp.	4.627			12-31-23	14,390,000	14,343,233
Murray Energy Corp.	8.397			04-16-20	9,748,396	9,196,442
Panda Temple Power LLC (H)	7.250			03-04-22	17,445,074	12,037,101
Westmoreland Coal Company	7.647			12-16-20	3,937,169	3,543,452
Financials 4.5%						85,619,213
Capital markets 1.7%
CEC Entertainment, Inc.	4.045			02-14-21	9,782,838	9,770,610
Donnelley Financial Solutions, Inc.	5.000			09-30-23	1,895,771	1,914,729
EIF Channelview Cogeneration LLC	4.295			05-08-20	7,593,277	7,004,798
Infinity Acquisition LLC	4.430			08-06-21	13,594,680	13,487,010
Diversified financial services 2.8%
ASP AMC Merger Sub, Inc.	4.573			04-21-24	10,045,838	9,983,051
Delos Finance Sarl	3.397			10-06-23	10,198,751	10,289,622
PGX Holdings, Inc.	6.300			09-29-20	226,032	226,175
TKC Holdings, Inc.	4.750			02-01-23	5,910,000	5,934,645
Trans Union LLC	3.545			04-09-23	11,403,516	11,508,657
UFC Holdings LLC	4.260			08-18-23	8,935,100	8,979,776
UFC Holdings LLC	8.510			08-18-24	6,408,000	6,520,140
Health care 13.3%						252,086,983
Health care equipment and supplies 4.1%
Air Medical Group Holdings, Inc. (T)			TBD	04-28-22	1,670,000	1,665,124
Air Medical Group Holdings, Inc.	4.295			04-28-22	12,995,758	12,817,066
CityMD (T)			TBD	05-25-24	3,200,000	3,204,000
Curo Health Services Holdings, Inc.	5.932			02-07-22	13,451,551	13,586,066
DJO Finance LLC	4.272			06-08-20	4,062,048	4,015,334
Drive DeVilbiss Healthcare	6.648			01-03-23	7,005,938	6,725,700
Greatbatch, Ltd.	4.510			10-27-22	12,378,558	12,462,114
Immucor, Inc.	5.000			08-17-18	10,641,614	10,595,110
Sterigenics-Nordion Holdings LLC	4.150			05-15-22	12,955,437	12,890,659
Health care providers and services 5.2%
BioScrip, Inc.	9.250			07-31-20	2,292,403	2,253,730
Catalent Pharma Solutions, Inc.	3.795			05-20-21	4,219,307	4,262,681
CHG Healthcare Services, Inc.	4.921			06-07-23	12,622,500	12,732,947
Community Health Systems, Inc. (T)			TBD	01-27-21	7,626,815	7,627,959
DaVita, Inc.	3.795			06-24-21	7,187,092	7,239,486
Envision Healthcare Corp.	4.150			12-01-23	4,987,500	5,038,622
HCA, Inc.	3.295			02-15-24	1,906,355	1,924,237
IASIS Healthcare LLC	5.250			02-16-21	5,916,664	5,968,435
Lantheus Medical Imaging, Inc.	5.545			06-30-22	8,390,000	8,400,488
MPH Acquisition Holdings LLC	4.897			06-07-23	9,174,990	9,192,972
Radnet Management, Inc.	4.429			06-30-23	12,157,845	12,256,688

4SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Radnet Management, Inc.	8.151			03-25-21	14,273,333	$14,362,542
Vizient, Inc.	4.500			02-13-23	7,839,490	7,930,977
Health care technology 1.0%
Change Healthcare Holdings LLC	3.795			03-01-24	18,920,000	18,976,760
Life sciences tools and services 0.7%
DPx Holdings BV	4.406			04-20-24	12,146,532	12,195,119
Pharmaceuticals 2.3%
Akorn, Inc.	5.313			04-16-21	7,740,789	7,827,873
Pharmaceutical Product Development LLC	4.328			08-18-22	12,048,964	12,060,651
Phibro Animal Health Corp.	4.045			04-16-21	10,653,976	10,649,501
Valeant Pharmaceuticals International, Inc.	5.750			04-01-22	12,996,700	13,224,142
Industrials 10.1%						191,540,317
Aerospace and defense 1.5%
LS Deco LLC	4.662			05-21-22	4,102,321	4,133,089
TransDigm, Inc.	4.079			05-14-22	2,350,000	2,354,254
TransDigm, Inc.	4.140			06-04-21	6,436,538	6,459,903
WP CPP Holdings LLC	4.671			12-28-19	13,084,360	12,332,010
WP CPP Holdings LLC	8.922			04-30-21	3,294,150	2,978,472
Air freight and logistics 1.6%
Syncreon Group BV	5.295			10-28-20	21,419,519	18,728,799
XPO Logistics, Inc.	3.405			11-01-21	11,303,228	11,377,377
Airlines 2.6%
Air Canada	3.900			10-06-23	5,685,000	5,704,556
American Airlines, Inc.	3.489			12-14-23	6,690,053	6,701,560
American Airlines, Inc.	3.044			06-26-20	11,626,461	11,638,320
Commercial Barge Line Company	9.795			11-12-20	13,708,500	11,917,896
Delta Air Lines, Inc.	3.544			08-24-22	4,949,600	4,987,762
United Airlines, Inc.	3.422			04-01-24	8,756,000	8,810,725
Commercial services and supplies 2.1%
Access CIG LLC	6.017			10-18-21	5,910,921	5,928,654
Casella Waste Systems, Inc.	3.751			10-17-23	5,469,423	5,489,933
Garda World Security Corp. (T)			TBD	05-24-24	6,654,719	6,668,561
Nord Anglia Education Finance LLC	4.702			03-31-21	9,275,367	9,275,367
Prime Security Services Borrower LLC	4.294			05-02-22	12,744,391	12,846,856
Electrical equipment 0.6%
Generac Power Systems, Inc.	3.398			05-31-23	11,655,014	11,713,289
Trading companies and distributors 1.7%
American Builders & Contractors Supply Company, Inc.	3.545			10-31-23	6,635,317	6,666,834
Avolon Holdings, Ltd.	3.760			03-20-22	14,450,000	14,629,614
GYP Holdings III Corp.	4.672			04-01-21	10,190,066	10,196,486
Information technology 5.8%						109,741,213
Electronic equipment, instruments and components 0.9%
Dell International LLC	3.300			09-07-21	15,456,465	15,501,598
Zebra Technologies Corp.	3.600			10-27-21	1,313,975	1,323,908
Internet software and services 0.9%
Ancestry.com Operations, Inc.	4.250			10-19-23	8,533,800	8,604,204
Ancestry.com Operations, Inc.	9.260			10-19-24	6,090,000	6,237,195
Match Group, Inc.	4.277			11-16-22	1,895,000	1,912,775

SEE NOTES TO FUND'S INVESTMENTS5

Floating Rate Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Information technology (continued)
IT services 1.0%
First Data Corp.	3.529			04-26-24	13,726,104	$13,796,931
First Data Corp.	4.029			07-10-22	5,039,055	5,068,432
Software 2.0%
Hyland Software, Inc. (T)			TBD	07-01-22	4,310,000	4,340,515
MA FinanceCo LLC	3.672			11-20-21	6,034,690	6,028,414
Misys Europe SA (T)			TBD	04-27-24	11,660,000	11,682,387
Misys Europe SA (T)			TBD	04-27-25	3,465,000	3,531,701
Seattle SpinCo, Inc. (T)			TBD	04-19-24	7,595,310	7,590,601
Sophia LP	4.397			09-30-22	5,013,449	4,995,902
Technology hardware, storage and peripherals 1.0%
CompuCom Systems, Inc.	4.295			05-09-20	7,188,210	5,613,992
Western Digital Corp.	3.783			04-29-23	6,489,456	6,545,200
Xerox Business Services LLC	4.993			12-07-23	6,862,800	6,967,458
Materials 2.9%						54,958,803
Construction materials 0.4%
Quikrete Holdings, Inc.	3.795			11-15-23	6,690,675	6,663,912
Containers and packaging 1.5%
Berry Plastics Corp.	3.494			01-19-24	3,180,000	3,200,193
Berry Plastics Corp.	3.523			10-01-22	9,528,939	9,600,406
BWAY Corp.	4.245			04-03-24	6,680,000	6,670,247
Consolidated Container Company LLC (T)			TBD	05-09-24	2,710,000	2,724,228
Printpack Holdings, Inc.	4.063			07-26-23	5,367,027	5,407,280
Metals and mining 0.4%
Atlas Iron, Ltd., PIK	8.580			05-06-21	5,706,230	5,335,610
Essar Steel Algoma, Inc. (H)	7.500			08-09-19	7,974,450	3,063,544
Paper and forest products 0.6%
Coveris Holdings SA	4.647			05-08-19	6,832,701	6,755,833
Flex Acquisition Company, Inc.	4.398			12-29-23	5,510,000	5,537,550
Real estate 2.2%						41,478,238
Equity real estate investment trusts 1.8%
Lineage Logistics LLC	4.545			04-07-21	13,327,238	13,343,897
MGM Growth Properties Operating Partnership LP	3.295			04-25-23	8,794,735	8,844,250
Uniti Group, Inc.	4.045			10-24-22	11,778,912	11,833,566
Real estate management and development 0.4%
Realogy Group LLC	3.294			07-20-22	7,410,211	7,456,525
Telecommunication services 5.1%						97,096,600
Diversified telecommunication services 4.2%
CenturyLink, Inc. (T)			TBD	01-31-25	19,490,000	19,451,800
Intelsat Jackson Holdings SA	3.887			06-30-19	12,255,226	12,095,050
Level 3 Financing, Inc.	3.260			02-22-24	14,350,000	14,367,938
SFR Group SA	3.944			07-31-25	9,960,000	9,914,383
Telenet Financing USD LLC	3.739			06-30-25	10,010,000	10,049,139
Telesat Canada	4.150			11-17-23	3,491,250	3,522,671
Tempo Acquisition LLC	3.995			05-01-24	5,890,000	5,908,907
Windstream Services LLC	4.260			02-17-24	2,783,025	2,773,451
Windstream Services LLC	5.010			03-29-21	2,208,900	2,217,868
Wireless telecommunication services 0.9%
Sprint Communications, Inc.	3.563			02-02-24	16,750,000	16,795,393

6SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities 4.1%					$77,036,895
Electric utilities 2.7%
Chief Power Finance LLC	6.070		12-31-20	16,118,975	11,283,283
Energy Future Intermediate Holding Company LLC	4.295		06-30-17	7,404,917	7,435,795
ExGen Texas Power LLC	5.897		09-16-21	9,288,081	5,270,986
Moxie Patriot LLC	6.897		12-19-20	5,320,749	4,850,767
Panda Stonewall LLC	6.647		11-13-21	4,835,000	4,399,850
Vistra Operations Company LLC	3.794		08-04-23	12,617,058	12,524,071
Vistra Operations Company LLC	3.795		08-04-23	2,884,787	2,863,526
Vistra Operations Company LLC	4.258		12-14-23	2,802,975	2,804,040
Independent power and renewable electricity producers 1.4%
Empire Generating Company LLC	5.430		03-14-21	13,236,276	12,750,901
STS Operating, Inc.	4.750		02-12-21	7,399,845	7,362,846
Terra-Gen Finance Company LLC	5.295		12-09-21	5,936,032	5,490,830
Corporate bonds 8.2%					$154,792,491
(Cost $154,335,877)
Consumer discretionary 1.3%					23,804,752
Media 1.1%
CCO Holdings LLC (S)	5.125		05-01-27	4,560,000	4,665,450
Charter Communications Operating LLC	3.579		07-23-20	8,990,000	9,343,748
CSC Holdings LLC (S)	6.625		10-15-25	5,790,000	6,378,554
Specialty retail 0.2%
PetSmart, Inc. (S)	5.875		06-01-25	3,400,000	3,417,000
Energy 1.3%					24,166,020
Energy equipment and services 0.7%
Teine Energy, Ltd. (S)	6.875		09-30-22	12,800,000	12,992,000
Oil, gas and consumable fuels 0.6%
Calumet Specialty Products Partners LP (S)	11.500		01-15-21	6,220,000	7,261,850
Sanchez Energy Corp. (L)	6.125		01-15-23	2,459,000	2,163,920
Sanchez Energy Corp.	7.750		06-15-21	1,850,000	1,748,250
Financials 1.7%					32,252,790
Banks 0.4%
Bank of America Corp.	4.250		10-22-26	2,320,000	2,398,049
Barclays Bank PLC	7.625		11-21-22	200,000	226,250
Citigroup, Inc.	4.450		09-29-27	2,320,000	2,419,020
Wells Fargo & Company	4.300		07-22-27	2,320,000	2,457,372
Capital markets 0.1%
The Goldman Sachs Group, Inc.	4.250		10-21-25	2,320,000	2,406,225
Consumer finance 0.6%
Navient Corp.	5.000		10-26-20	3,970,000	4,059,325
Navient Corp.	6.125		03-25-24	3,280,000	3,272,784
Navient Corp.	8.000		03-25-20	3,928,000	4,340,440
Thrifts and mortgage finance 0.6%
Quicken Loans, Inc. (S)	5.750		05-01-25	10,660,000	10,673,325
Health care 1.1%					20,317,698
Health care equipment and supplies 0.7%
Tenet Healthcare Corp. (P)	4.631		06-15-20	5,835,000	5,878,763
Universal Hospital Services, Inc.	7.625		08-15-20	6,899,000	7,036,980

SEE NOTES TO FUND'S INVESTMENTS7

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 0.4%
Community Health Systems, Inc.	6.250		03-31-23	3,940,000	$4,071,005
HCA, Inc.	5.250		06-15-26	3,070,000	3,330,950
Industrials 0.8%					15,645,605
Commercial services and supplies 0.3%
Prime Security Services Borrower LLC (S)	9.250		05-15-23	4,470,000	4,887,230
The ADT Corp.	4.125		06-15-23	490,000	488,775
Marine 0.5%
Navios Maritime Acquisition Corp. (S)	8.125		11-15-21	11,670,000	10,269,600
Materials 0.3%					5,397,939
Containers and packaging 0.3%
BWAY Holding Company (S)	5.500		04-15-24	5,180,000	5,296,550
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (H)(S)	11.500		02-15-18	5,793,643	101,389
Real estate 0.1%					2,162,685
Real estate management and development 0.1%
CTR Partnership LP	5.875		06-01-21	2,100,000	2,162,685
Telecommunication services 1.5%					28,509,483
Diversified telecommunication services 1.0%
Intelsat Jackson Holdings SA (S)	8.000		02-15-24	4,800,000	5,184,000
SFR Group SA (S)	6.250		05-15-24	750,000	787,500
SFR Group SA (S)	7.375		05-01-26	8,900,000	9,639,768
Telecom Italia SpA (S)	5.303		05-30-24	2,986,000	3,185,674
Wireless telecommunication services 0.5%
Sprint Communications, Inc.	11.500		11-15-21	180,000	231,300
Sprint Corp.	7.875		09-15-23	8,200,000	9,481,241
Utilities 0.1%					2,535,519
Electric utilities 0.1%
Miran Mid-Atlantic Series C Pass Through Trust	10.060		12-30-28	1,471,185	1,342,456
Independent power and renewable electricity producers 0.0%
NRG REMA LLC	9.681		07-02-26	1,575,000	1,193,063
Collateralized mortgage obligations 0.6%					$10,755,445
(Cost $12,107,992)
Commercial and residential 0.6%					10,755,445
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank) Series 2015-LC21, Class E(S)	3.250		07-10-48	6,800,000	3,836,675
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class E(P)(S)	4.618		08-15-48	5,267,000	3,596,238
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class E(S)	3.000		05-15-48	6,073,000	3,322,532
				Shares	Value
Common stocks 1.6%					$30,032,972
(Cost $91,673,639)
Consumer discretionary 0.4%					7,250,623
Hotels, restaurants and leisure 0.1%
QCE LLC (I)				21,586	22
Tropicana Entertainment, Inc. (I)				69,270	2,632,260
Household durables 0.3%
EveryWare Global, Inc. (I)				697,108	4,618,341

8SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

					Shares	Value
Energy 0.4%						$7,806,597
Energy equipment and services 0.0%
Hercules Offshore, Inc. (I)					196,736	74,679
Oil, gas and consumable fuels 0.4%
Blue Ridge Mountain Resources, Inc. (I)					859,102	7,731,918
Materials 0.4%						6,936,633
Metals and mining 0.2%
Atlas Iron, Ltd. (I)(L)					410,006,898	4,264,571
Mirabela Nickel, Ltd. (I)					3,194,905	2
Paper and forest products 0.2%
Verso Corp., Class A (I)					781,304	2,672,060
Utilities 0.4%						8,039,119
Independent power and renewable electricity producers 0.4%
Vistra Energy Corp.					544,287	8,039,119
	Rate (%	)	Maturity date		Par value^	Value
Escrow certificates 0.0%						$881
(Cost $14,106)
Health care 0.0%						881
Health care providers and services 0.0%
Magellan Health, Inc. (I)	9.750		05-15-20		3,400,000	881
Information technology 0.0%						0
Technology hardware, storage and peripherals 0.0%
Texas Competitive Electric Holdings Company LLC (I)	11.500		10-01-20		32,644,306	0
					Shares	Value
Rights 0.0%						$544,287
(Cost $2,351,959)
Texas Competitive Electric Holdings Company LLC (I)(N)					544,287	544,287
Warrants 0.0%						$241
(Cost $0)
Atlas Iron, Ltd. (Expiration Date: 7-31-17; Strike Price: AUD 0.075) (I)					324,330,637	241
			Yield (%	)	Shares	Value
Securities lending collateral 0.2%						$3,932,943
(Cost $3,932,827)
John Hancock Collateral Trust (W)			1.0209(Y	)	393,039	3,932,943
Short-term investments 5.8%						$110,279,181
(Cost $110,279,181)
Money market funds 5.6%						106,947,933
State Street Institutional Treasury Plus Money Market Fund, Premier Class			0.6835(Y	)	106,947,933	106,947,933
					Par value^	Value
Repurchase agreement 0.2%						$3,331,248
Repurchase Agreement with State Street Corp. dated 5-31-17 at 0.000% to be repurchased at $3,331,248 on 6-1-17, collateralized by $3,373,400 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $3,385,261, including interest)					3,331,248	3,331,248
Total investments (Cost $2,084,808,755)† 103.3%						$1,957,894,849
Other assets and liabilities, net (3.3%)						($61,994,289)
Total net assets 100.0%						$1,895,900,560

SEE NOTES TO FUND'S INVESTMENTS9

Floating Rate Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
Security Abbreviations and Legend
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $3,680,193
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $2,086,793,752. Net unrealized depreciation aggregated to $128,898,903, of which $23,407,395 related to appreciated investment securities and $152,306,298 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 5-31-17:

United States	86.6%
Canada	4.9%
Luxembourg	3.2%
Netherlands	1.9%
France	1.1%
Other countries	2.3%
TOTAL	100.0%

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Term loans	$1,647,556,408	—	$1,646,569,431	$986,977
Corporate bonds	154,792,491	—	154,792,491	—
Collateralized mortgage obligations	10,755,445	—	10,755,445	—
Common stocks	30,032,972	$21,075,357	8,882,912	74,703
Escrow certificates	881	—	—	881
Rights	544,287	—	—	544,287
Warrants	241	—	241	—
Securities lending collateral	3,932,943	3,932,943	—	—
Short-term investments	110,279,181	106,947,933	3,331,248	—
Total investments in securities	$1,957,894,849	$131,956,233	$1,824,331,768	$1,606,848

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       11

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	328Q3	05/17
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.		7/17

John Hancock

Global Equity Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsGlobal Equity Fund

As of 5-31-17 (unaudited)
	Shares	Value
Common stocks 98.8%		$843,161,264
(Cost $748,800,726)
Australia 3.1%		26,547,978
Amcor, Ltd.	2,330,731	26,547,978
France 3.5%		30,146,287
Sanofi	86,499	8,568,094
TOTAL SA (L)	408,459	21,578,193
Germany 1.8%		14,995,347
Deutsche Boerse AG	144,080	14,995,347
Hong Kong 4.7%		39,820,145
China Mobile, Ltd.	1,531,500	16,973,471
CK Hutchison Holdings, Ltd.	1,038,706	13,527,776
Samsonite International SA	2,310,000	9,318,898
Japan 8.1%		69,234,749
Bridgestone Corp.	203,500	8,550,240
Canon, Inc.	270,800	9,307,712
Honda Motor Company, Ltd.	277,349	7,769,993
Japan Tobacco, Inc.	457,400	17,189,521
KDDI Corp.	329,000	9,131,104
Mitsubishi Estate Company, Ltd.	925,000	17,286,179
Luxembourg 1.0%		8,601,991
SES SA (L)	347,417	8,601,991
Netherlands 12.2%		104,001,232
Akzo Nobel NV	98,838	8,260,900
Heineken NV	218,032	21,463,235
Koninklijke Ahold Delhaize NV	1,438,199	31,743,053
Koninklijke Philips NV	718,295	25,382,029
Wolters Kluwer NV	390,764	17,152,015
Switzerland 11.4%		97,644,581
Chubb, Ltd.	166,951	23,905,716
Nestle SA	302,499	25,827,846
Novartis AG	270,281	22,118,511
Roche Holding AG	93,945	25,792,508
Taiwan 1.8%		15,385,596
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	435,113	15,385,596
United Kingdom 6.0%		50,891,566
Aon PLC	65,436	8,566,227
British American Tobacco PLC	119,783	8,569,546
Experian PLC	777,914	16,262,192
HSBC Holdings PLC	2,009,050	17,493,601
United States 45.2%		385,891,792
Advance Auto Parts, Inc.	147,503	19,710,826
Affiliated Managers Group, Inc.	166,731	25,651,564
Apple, Inc.	158,887	24,271,578
Arthur J. Gallagher & Company	152,373	8,644,120
Baxter International, Inc.	153,234	9,088,309
Exxon Mobil Corp.	246,616	19,852,588

2SEE NOTES TO FUND'S INVESTMENTS

Global Equity Fund

			Shares	Value
United States (continued)
	Honeywell International, Inc.		113,014	$15,029,732
	Huntington Bancshares, Inc.		1,146,477	14,376,822
	Johnson & Johnson		135,808	17,417,376
	Johnson Controls International PLC		202,340	8,449,718
	JPMorgan Chase & Co.		194,556	15,982,775
	Microsoft Corp.		309,935	21,645,860
	Mondelez International, Inc., Class A		242,400	11,293,416
	Oracle Corp.		647,078	29,370,870
	Philip Morris International, Inc.		124,643	14,932,231
	The PNC Financial Services Group, Inc.		175,964	20,886,927
	The Procter & Gamble Company		197,226	17,373,638
	United Technologies Corp.		151,571	18,382,531
	Verizon Communications, Inc.		334,966	15,622,814
	Wells Fargo & Company		799,860	40,904,840
	Whirlpool Corp.		91,642	17,003,257
	Yield (%)		Shares	Value
Securities lending collateral 2.5%				$21,006,335
(Cost $21,006,530)
John Hancock Collateral Trust (W)	1.0209(Y	)	2,099,269	21,006,335
Short-term investments 0.4%				$3,330,394
(Cost $3,330,394)
Money market funds 0.4%				3,330,394
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.6214(Y	)	3,330,394	3,330,394
Total investments (Cost $773,137,650)† 101.7%				$867,497,993
Other assets and liabilities, net (1.7%)				($14,294,630)
Total net assets 100.0%				$853,203,363

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $20,006,783.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $780,111,482. Net unrealized appreciation aggregated to $87,386,511, of which $95,030,226 related to appreciated investment securities and $7,643,715 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-17:

Financials	22.4%
Consumer staples	17.4%
Industrials	13.4%
Information technology	11.7%
Health care	9.7%
Consumer discretionary	8.3%
Energy	4.9%
Telecommunication services	4.9%
Materials	4.1%
Real estate	2.0%
Short-term investments and other	1.2%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS3

Global Equity Fund

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	15,650,000	USD	17,077,570	JPMorgan Chase	6/21/2017	$521,489	—
USD	74,388,806	EUR	69,919,549	JPMorgan Chase	6/21/2017	—	($4,238,559)
USD	18,778,109	JPY	2,129,437,569	Goldman Sachs	6/21/2017	—	(466,440)
						$521,489	($4,704,999)

Derivative currency abbreviations

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

See Notes to Fund's investments regarding investment transactions and other derivatives information.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$26,547,978	—	$26,547,978	—
France	30,146,287	—	30,146,287	—
Germany	14,995,347	—	14,995,347	—
Hong Kong	39,820,145	—	39,820,145	—
Japan	69,234,749	—	69,234,749	—
Luxembourg	8,601,991	—	8,601,991	—
Netherlands	104,001,232	—	104,001,232	—
Switzerland	97,644,581	$23,905,716	73,738,865	—
Taiwan	15,385,596	15,385,596	—	—
United Kingdom	50,891,566	8,566,227	42,325,339	—
United States	385,891,792	385,891,792	—	—
Securities lending collateral	21,006,335	21,006,335	—	—
Short-term investments	3,330,394	3,330,394	—	—
Total investments in securities	$867,497,993	$458,086,060	$409,411,933	—
Other financial instruments:
Forward foreign currency contracts	($4,183,510)	—	($4,183,510)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing

       5

organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	425Q3	05/17
This report is for the information of the shareholders of John Hancock Global Equity Fund.		7/17

John Hancock

Income Allocation Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsIncome Allocation Fund

As of 5-31-17 (unaudited)
			Shares	Value
Affiliated investment companies (G) 86.5%				$9,195,705
(Cost $8,996,968)
Equity 14.2%				1,513,750
	Global Equity, Class NAV (JHAM) (A)(1)		34,732	415,739
	Global Shareholder Yield, Class NAV (Epoch)		96,401	1,098,011
Fixed income 70.3%				7,473,690
	Bond, Class NAV (JHAM) (A)(1)		150,484	2,400,223
	Emerging Markets Debt, Class NAV (JHAM) (A)(1)		64,755	625,529
	Floating Rate Income, Class NAV (WAMCO)		51,940	442,006
	Global Bond, Class NAV (PIMCO)		12,664	156,775
	Global Income, Class NAV (Stone Harbor)		21,879	208,727
	High Yield, Class NAV (JHAM) (A)(1)*		88,445	312,212
	High Yield, Class NAV (WAMCO)		50,374	416,590
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		37,484	364,347
	Strategic Income Opportunities, Class NAV (JHAM) (A)(1)		208,360	2,235,707
	U.S. High Yield Bond, Class NAV (Wells Capital)		27,403	311,574
Alternative and specialty 2.0%				208,265
	Global Real Estate, Class NAV (Deutsche)		22,085	208,265
Unaffiliated investment companies 10.5%				$1,123,521
(Cost $1,045,872)
Exchange-traded funds 10.5%				1,123,521
	iShares U.S. Preferred Stock ETF		5,342	208,552
	SPDR S&P International Dividend ETF		6,567	260,579
	Vanguard Extended Duration Treasury ETF		681	79,554
	Vanguard High Dividend Yield ETF		7,382	574,836
	Yield (%)		Shares	Value
Short-term investments 0.7%				$76,040
(Cost $76,040)
Money market funds 0.7%				76,040
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7151(Y	)	76,040	76,040
Total investments (Cost $10,118,880)† 97.7%				$10,395,266
Other assets and liabilities, net 2.3%				$239,521
Total net assets 100.0%				$10,634,787

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The fund's subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Formerly known as Focused High Yield Fund.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $10,243,459. Net unrealized appreciation aggregated to $151,807, of which $157,984 related to appreciated investment securities and $6,177 related to depreciated investment securities.

Affiliated Underlying Funds' Investment Managers
Deutsche Investment Management Americas, Inc.	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

2SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. Equity securities, including ETFs, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Bond	90,878	65,141	(5,535)	150,484	$50,708	—	$650	$2,400,223
Core High Yield	21,410	3,686	(25,096)	—	2,000	—	(3,189)	—
Emerging Markets Debt	35,241	33,606	(4,092)	64,755	21,919	—	217	625,529
Floating Rate Income	32,286	22,069	(2,415)	51,940	14,243	—	(1,116)	442,006
Global Bond	10,414	6,817	(4,567)	12,664	4,421	$606	175	156,775
Global Equity	21,917	15,519	(2,704)	34,732	5,615	—	1,977	415,739
Global Income	14,393	8,646	(1,160)	21,879	7,125	—	(174)	208,727
Global Real Estate	13,485	10,860	(2,260)	22,085	8,193	—	(332)	208,265
Global Shareholder Yield	70,762	38,370	(12,731)	96,401	15,910	—	(8,258)	1,098,011
High Yield	33,820	20,041	(3,487)	50,374	15,978	—	(1,750)	416,590
High Yield (FKA Focused High Yield)	—	90,211	(1,766)	88,445	9,472	—	(13)	312,212
Investment Quality Bond	10,844	4,250	(15,094)	—	2,088	1,313	(2,399)	—
Short Duration Credit Opportunities	24,815	14,372	(1,703)	37,484	7,786	—	(682)	364,347
Strategic Income Opportunities	137,320	79,768	(8,728)	208,360	37,985	—	(1,320)	2,235,707
U.S. High Yield Bond	18,431	10,624	(1,652)	27,403	11,354	—	(462)	311,574
					$214,797	$1,919	($16,676)	$9,195,705

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       3

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	448Q3	05/17
This report is for the information of the shareholders of John Hancock Income Allocation Fund.		7/17

John Hancock

International Small Company Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsInternational Small Company Fund

As of 5-31-17 (unaudited)
	Shares	Value
Common stocks 98.3%		$594,389,231
(Cost $463,716,541)
Australia 5.7%		34,667,699
Acrux, Ltd. (I)	34,398	6,515
Adacel Technologies, Ltd. (L)	5,582	10,157
Adelaide Brighton, Ltd.	132,893	545,973
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	30,363	49,823
Alkane Resources, Ltd. (I)	43,417	7,885
ALS, Ltd.	129,338	648,049
Altium, Ltd.	24,722	155,445
AMA Group, Ltd.	68,615	49,714
Amaysim Australia, Ltd. (L)	24,851	35,091
Ansell, Ltd.	40,231	698,198
AP Eagers, Ltd. (L)	29,178	161,465
APN Outdoor Group, Ltd.	2,542	8,766
Appen, Ltd.	13,695	37,306
ARB Corp., Ltd. (L)	16,249	189,173
Ardent Leisure Group	7,618	11,717
Arrium, Ltd. (I)	924,094	15,106
Asaleo Care, Ltd.	42,117	43,773
AUB Group, Ltd.	17,859	175,255
Ausdrill, Ltd. (L)	74,956	80,301
Austal, Ltd.	83,431	111,956
Australian Agricultural Company, Ltd. (I)	109,242	152,666
Australian Pharmaceutical Industries, Ltd.	110,358	146,258
Australian Vintage, Ltd.	23,530	8,662
Auswide Bank, Ltd.	4,752	18,439
Automotive Holdings Group, Ltd.	59,041	129,025
Aveo Group	95,440	232,628
AVJennings, Ltd. (L)	46,118	22,267
AWE, Ltd. (I)	141,145	44,122
Bapcor, Ltd.	57,578	223,391
Beach Energy, Ltd.	418,073	195,918
Beadell Resources, Ltd. (I)	123,034	19,168
Bega Cheese, Ltd.	31,934	140,712
Bellamy's Australia, Ltd. (L)	20,974	80,824
Billabong International, Ltd. (I)	33,330	21,292
Blackmores, Ltd. (L)	3,441	260,751
Blue Sky Alternative Investments, Ltd.	11,053	66,504
Breville Group, Ltd.	23,948	183,067
Brickworks, Ltd.	16,579	176,767
BT Investment Management, Ltd.	36,041	297,093
Buru Energy, Ltd. (I)	53,574	7,782
Cabcharge Australia, Ltd.	32,294	61,900
Capilano Honey, Ltd.	873	9,398
Cardno, Ltd. (I)	82,690	74,140
Carnarvon Petroleum, Ltd. (I)	200,610	12,504
carsales.com, Ltd.	57,395	467,910
Cash Converters International, Ltd.	66,560	12,614
Cedar Woods Properties, Ltd.	16,896	65,914
Civmec, Ltd.	40,300	18,642
Cleanaway Waste Management, Ltd.	447,322	438,740
Coal of Africa, Ltd. (I)	45,649	1,619

2SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
Codan, Ltd.	27,423	$48,867
Collins Foods, Ltd.	23,323	89,363
Compass Resources, Ltd. (I)	15,577	0
Cooper Energy, Ltd. (I)	280,562	76,187
Corporate Travel Management, Ltd.	15,707	257,114
Costa Group Holdings, Ltd.	53,702	181,029
Credit Corp. Group, Ltd.	11,211	149,354
CSG, Ltd.	88,172	31,416
CSR, Ltd.	158,315	490,425
CuDeco, Ltd. (I)	21,846	4,947
Data#3, Ltd.	32,272	39,352
Decmil Group, Ltd.	38,117	25,520
Doray Minerals, Ltd. (I)	18,043	4,145
Downer EDI, Ltd.	169,047	802,374
DuluxGroup, Ltd.	102,796	537,513
DWS, Ltd.	21,883	26,439
Eclipx Group, Ltd.	26,922	71,871
Elders, Ltd. (I)	27,001	103,937
Ellex Medical Lasers, Ltd. (I)	32,894	24,473
Energy Resources of Australia, Ltd. (I)(L)	64,781	24,998
Energy World Corp., Ltd. (I)	226,411	66,415
EQT Holdings, Ltd.	2,471	31,831
ERM Power, Ltd.	49,837	44,967
Estia Health, Ltd.	4,593	10,869
Euroz, Ltd.	8,183	6,388
Event Hospitality and Entertainment, Ltd.	32,363	315,012
Evolution Mining, Ltd.	344,917	616,324
Fairfax Media, Ltd.	657,049	607,857
Finbar Group, Ltd.	67,320	39,504
Fleetwood Corp., Ltd. (I)	21,283	34,330
FlexiGroup, Ltd.	72,533	91,915
Flight Centre Travel Group, Ltd.	14,835	394,215
G8 Education, Ltd.	106,645	267,173
GBST Holdings, Ltd. (L)	13,763	27,517
Genworth Mortgage Insurance Australia, Ltd.	14,630	31,109
Global Construction Services, Ltd.	1,732	759
GrainCorp, Ltd., Class A	52,733	404,392
Grange Resources, Ltd.	51,070	5,871
Greencross, Ltd.	22,273	93,146
GUD Holdings, Ltd.	25,794	230,386
GWA Group, Ltd.	55,958	121,899
Hansen Technologies, Ltd. (L)	38,861	103,300
HFA Holdings, Ltd.	34,265	54,761
Hills, Ltd. (I)	66,646	8,657
Horizon Oil, Ltd. (I)	443,056	17,447
HT&E, Ltd.	111,610	193,914
Iluka Resources, Ltd.	116,165	787,845
Imdex, Ltd. (I)	76,623	36,482
IMF Bentham, Ltd.	46,632	68,277
Independence Group NL	98,070	259,954
Infigen Energy (I)	223,895	145,419
Infomedia, Ltd.	101,032	54,070
Integrated Research, Ltd.	23,574	51,298
International Ferro Metals, Ltd. (I)	9,556	111

SEE NOTES TO FUND'S INVESTMENTS3

International Small Company Fund

	Shares	Value
Australia (continued)
InvoCare, Ltd.	29,842	$325,272
IOOF Holdings, Ltd.	72,944	490,795
IRESS, Ltd.	36,769	327,948
iSelect, Ltd.	51,481	80,454
iSentia Group, Ltd.	35,198	46,020
IVE Group, Ltd.	6,558	10,484
JB Hi-Fi, Ltd.	28,557	490,752
Karoon Gas Australia, Ltd. (I)	51,782	51,103
Kingsgate Consolidated, Ltd. (I)	71,822	10,114
Kingsrose Mining, Ltd. (I)	30,003	2,229
Lifestyle Communities, Ltd.	11,791	35,512
Link Administration Holdings, Ltd.	6,579	37,923
MACA, Ltd.	49,342	57,783
Macmahon Holdings, Ltd. (I)	196,782	21,876
Macquarie Atlas Roads Group	104,555	454,158
Magellan Financial Group, Ltd.	30,417	568,964
Mantra Group, Ltd.	42,798	92,832
MaxiTRANS Industries, Ltd.	51,752	27,347
Mayne Pharma Group, Ltd. (I)	371,268	299,280
McMillan Shakespeare, Ltd.	19,196	193,870
McPherson's, Ltd.	20,700	18,614
Medusa Mining, Ltd. (I)(L)	50,437	11,222
Melbourne IT, Ltd.	30,083	56,879
Mesoblast, Ltd. (I)(L)	50,982	79,925
Metals X, Ltd. (I)	95,296	54,763
Metcash, Ltd. (I)	277,008	422,063
Michael Hill International, Ltd.	8,882	8,010
Michael Hill International, Ltd. (New Zealand Stock Exchange)	43,259	37,959
Mincor Resources NL (I)	61,262	7,276
Mineral Resources, Ltd.	35,109	262,968
MMA Offshore, Ltd. (I)	118,508	13,612
MNF Group, Ltd.	3,064	9,655
Monadelphous Group, Ltd.	25,805	249,094
Monash IVF Group, Ltd.	42,419	57,220
Money3 Corp., Ltd.	11,737	11,291
Mortgage Choice, Ltd. (L)	31,859	49,434
Mount Gibson Iron, Ltd. (I)	215,287	49,558
Myer Holdings, Ltd.	238,448	153,373
MYOB Group, Ltd.	46,330	122,071
MyState, Ltd.	25,754	87,871
Navitas, Ltd.	59,618	190,943
NetComm Wireless, Ltd. (I)(L)	27,395	36,471
New Hope Corp., Ltd.	52,852	63,552
nib holdings, Ltd.	115,362	464,599
Nick Scali, Ltd.	8,819	42,281
Nine Entertainment Company Holdings, Ltd.	176,361	170,272
Northern Star Resources, Ltd.	154,115	539,093
NRW Holdings, Ltd. (I)	92,130	40,728
Nufarm, Ltd.	51,061	375,537
OceanaGold Corp.	156,504	527,145
OFX Group, Ltd. (L)	66,543	78,977
oOh!media, Ltd.	7,550	24,210
Orocobre, Ltd. (I)	3,886	10,621
Orora, Ltd.	329,883	688,290

4SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
OrotonGroup, Ltd.	5,374	$4,393
OZ Minerals, Ltd.	78,062	423,312
Pacific Current Group, Ltd.	2,414	10,936
Pacific Smiles Group, Ltd.	11,867	16,510
Pact Group Holdings, Ltd.	45,422	207,335
Paladin Energy, Ltd. (I)(L)	533,850	21,788
Panoramic Resources, Ltd. (I)	75,229	12,595
Paragon Care, Ltd.	18,213	9,817
Peet, Ltd.	111,550	102,250
Perpetual, Ltd.	12,732	502,735
Perseus Mining, Ltd. (I)(L)	241,277	50,863
Platinum Asset Management, Ltd.	64,678	204,317
PMP, Ltd.	35,022	18,860
Premier Investments, Ltd.	27,409	252,863
Primary Health Care, Ltd.	150,039	410,400
Prime Media Group, Ltd.	115,482	27,011
Pro Medicus, Ltd.	7,287	28,131
Programmed Maintenance Services, Ltd.	82,559	109,689
Qube Holdings, Ltd. (L)	374,030	733,896
Quintis, Ltd.	84,711	18,569
Ramelius Resources, Ltd. (I)(L)	134,083	40,747
RCG Corp., Ltd. (L)	76,348	34,046
RCR Tomlinson, Ltd. (I)	37,291	95,338
Reckon, Ltd.	25,906	33,557
Regis Healthcare, Ltd.	27,475	85,976
Regis Resources, Ltd.	119,151	288,707
Resolute Mining, Ltd.	211,685	181,915
Retail Food Group, Ltd.	33,088	126,359
Ridley Corp., Ltd. (L)	77,396	81,091
Ruralco Holdings, Ltd.	7,211	16,824
Salmat, Ltd. (I)	15,825	4,811
Sandfire Resources NL	41,847	189,511
Saracen Mineral Holdings, Ltd. (I)	204,401	158,068
Sealink Travel Group, Ltd.	16,401	48,583
Select Harvests, Ltd.	22,992	71,216
Senetas Corp., Ltd. (I)	298,765	20,212
Senex Energy, Ltd. (I)	276,430	60,766
Servcorp, Ltd.	10,958	47,103
Service Stream, Ltd.	36,969	36,638
Seven Group Holdings, Ltd.	25,781	216,275
Seven West Media, Ltd.	255,642	133,021
SG Fleet Group, Ltd.	23,167	59,218
Shine Corp., Ltd.	13,336	4,997
Sigma Healthcare, Ltd.	413,072	249,944
Silex Systems, Ltd. (I)(L)	30,817	9,050
Silver Chef, Ltd.	8,405	44,609
Silver Lake Resources, Ltd. (I)	121,174	40,825
Sirtex Medical, Ltd.	15,216	135,589
Slater & Gordon, Ltd. (I)(L)	110,830	7,798
SmartGroup Corp., Ltd.	11,621	58,736
SMS Management & Technology, Ltd.	14,692	19,343
Southern Cross Media Group, Ltd.	194,441	163,890
Spark Infrastructure Group (L)	476,387	955,088
Specialty Fashion Group, Ltd. (I)	32,660	9,593

SEE NOTES TO FUND'S INVESTMENTS5

International Small Company Fund

	Shares	Value
Australia (continued)
SpeedCast International, Ltd.	14,025	$40,783
Spotless Group Holdings, Ltd.	60,806	50,711
St. Barbara, Ltd. (I)	130,343	278,084
Steadfast Group, Ltd.	173,150	355,139
Strike Energy, Ltd. (I)	39,151	2,321
Sundance Energy Australia, Ltd. (I)(L)	327,199	15,336
Sunland Group, Ltd.	30,172	38,327
Super Retail Group, Ltd.	39,181	224,241
Tabcorp Holdings, Ltd.	250,609	853,258
Tassal Group, Ltd.	49,595	165,754
Technology One, Ltd.	61,346	256,332
Ten Network Holdings, Ltd. (I)	49,234	6,942
The Reject Shop, Ltd.	7,826	21,638
Thorn Group, Ltd.	45,862	40,920
Tiger Resources, Ltd. (I)	420,741	15,319
Tox Free Solutions, Ltd.	50,113	88,300
Treasury Wine Estates, Ltd.	27,506	266,221
Troy Resources, Ltd. (I)	137,215	7,729
Villa World, Ltd.	30,864	53,641
Village Roadshow, Ltd.	21,752	58,204
Virgin Australia Holdings, Ltd. (I)	252,517	938
Virgin Australia Holdings, Ltd. (I)	305,078	38,516
Virtus Health, Ltd.	22,711	94,689
Vita Group, Ltd.	15,422	11,043
Watpac, Ltd. (I)	13,238	6,587
Webjet, Ltd.	34,577	310,971
Western Areas, Ltd. (I)	60,505	98,967
Westgold Resources, Ltd. (I)(L)	33,182	48,167
Whitehaven Coal, Ltd. (I)	143,652	269,624
WorleyParsons, Ltd. (I)	52,006	477,658
WPP AUNZ, Ltd.	101,689	90,209
Austria 1.6%		9,565,873
Agrana Beteiligungs AG	987	113,439
ams AG	16,241	1,065,285
ANDRITZ AG	11,381	683,720
Austria Technologie & Systemtechnik AG (L)	6,455	67,117
BUWOG AG (I)	22,703	644,189
CA Immobilien Anlagen AG	22,188	529,825
DO & CO AG	1,986	147,911
EVN AG	11,068	160,387
FACC AG (I)	5,102	40,724
Flughafen Wien AG	376	14,275
Kapsch TrafficCom AG	1,690	91,470
Lenzing AG	2,680	479,489
Mayr Melnhof Karton AG	2,444	310,217
Oesterreichische Post AG	10,130	440,033
Palfinger AG	5,093	218,622
POLYTEC Holding AG	5,790	113,056
Porr Ag	2,836	96,537
Raiffeisen Bank International AG (I)	39,975	1,055,191
RHI AG	7,999	291,464
Rosenbauer International AG	1,097	72,696
S IMMO AG	13,561	188,288
S&T AG	4,111	59,327

6SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Austria (continued)
Schoeller-Bleckmann Oilfield Equipment AG (I)	3,435	$234,889
Semperit AG Holding (L)	2,820	79,855
Strabag SE	4,708	196,308
Telekom Austria AG (I)	36,181	296,492
UNIQA Insurance Group AG	35,879	312,625
Verbund AG	11,885	221,915
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,086	277,185
Wienerberger AG	37,478	884,068
Zumtobel Group AG	8,698	179,274
Belgium 1.9%		11,253,693
Ablynx NV (I)(L)	12,671	159,684
Ackermans & van Haaren NV	6,449	1,098,874
AGFA-Gevaert NV (I)	47,964	219,437
Atenor	697	38,379
Banque Nationale de Belgique	55	181,152
Barco NV	3,322	329,933
Bekaert SA	10,686	554,998
bpost SA	23,381	569,048
Celyad SA (I)	1,226	54,636
Cie d'Entreprises CFE	2,113	324,614
Cie Immobiliere de Belgique SA	872	55,959
D'ieteren SA	6,892	336,473
Dalenys (I)	1,788	12,445
Deceuninck NV	17,777	57,668
Econocom Group SA (I)	34,482	303,314
Elia System Operator SA	7,808	456,933
Euronav NV	36,110	272,366
EVS Broadcast Equipment SA	3,643	145,979
Exmar NV	8,573	49,745
Fagron (I)	15,116	194,018
Galapagos NV (I)	10,024	832,336
Gimv NV	675	41,933
Ion Beam Applications	5,754	348,787
Jensen-Group NV	650	30,154
Kinepolis Group NV	4,232	243,602
Lotus Bakeries	81	222,372
MDxHealth (I)	7,253	39,818
Melexis NV	5,375	484,463
Nyrstar NV (I)(L)	19,891	123,429
Ontex Group NV	13,251	478,616
Orange Belgium SA	7,988	186,145
Picanol	792	81,490
Recticel SA	10,982	87,580
Resilux	305	54,545
Rezidor Hotel Group AB	27,416	95,427
Roularta Media Group NV (I)	668	18,459
SAPEC (I)	62	10,628
Sioen Industries NV	2,024	74,174
Sipef SA	1,530	118,465
TER Beke SA	116	23,436
Tessenderlo Chemie NV (I)	9,350	393,959
ThromboGenics NV (I)(L)	6,765	24,453
Umicore SA	25,524	1,690,310
Van de Velde NV	1,691	92,519

SEE NOTES TO FUND'S INVESTMENTS7

International Small Company Fund

	Shares	Value
Belgium (continued)
Viohalco SA (I)	18,237	$40,938
Bermuda 0.2%		1,262,960
Hiscox, Ltd.	79,813	1,262,960
Cambodia 0.0%		207,208
NagaCorp, Ltd.	404,000	207,208
Canada 8.2%		49,628,128
5N Plus, Inc. (I)	22,489	51,442
Absolute Software Corp.	10,802	63,172
Acadian Timber Corp.	2,634	35,351
Advantage Oil & Gas, Ltd. (I)	60,728	382,570
Aecon Group, Inc.	16,603	181,166
Ag Growth International, Inc.	4,200	180,828
AGF Management, Ltd., Class B	22,942	110,052
AGT Food & Ingredients, Inc.	6,651	127,323
Aimia, Inc.	38,462	67,195
Air Canada (I)	21,120	278,296
AirBoss of America Corp. (L)	4,809	44,500
AKITA Drilling, Ltd., Class A	300	1,663
Alamos Gold, Inc., Class A	79,071	532,076
Alaris Royalty Corp. (L)	9,597	141,733
Alarmforce Industries, Inc.	1,242	9,838
Alexco Resource Corp. (I)(L)	20,537	26,909
Algoma Central Corp.	4,052	39,055
Algonquin Power & Utilities Corp.	64,287	664,833
Alio Gold, Inc. (I)	9,897	45,717
Alterra Power Corp.	9,072	34,519
Altius Minerals Corp.	2,400	18,655
Altus Group, Ltd.	11,740	262,550
Americas Silver Corp. (I)	8,321	23,900
Amerigo Resources, Ltd. (I)	18,500	7,943
Andrew Peller, Ltd., Class A	9,193	75,199
Asanko Gold, Inc. (I)(L)	3,731	6,049
Athabasca Oil Corp. (I)	150,957	137,452
ATS Automation Tooling Systems, Inc. (I)	28,791	275,580
AuRico Metals, Inc. (I)	26,895	23,493
AutoCanada, Inc. (L)	8,443	114,753
Avigilon Corp. (I)(L)	11,737	127,809
B2Gold Corp. (I)	300,862	755,023
Badger Daylighting, Ltd. (L)	10,808	186,821
Baytex Energy Corp. (I)(L)	59,222	172,293
Bellatrix Exploration, Ltd. (I)(L)	49,456	31,119
Birch Mountain Resources, Ltd. (I)	11,200	1
Birchcliff Energy, Ltd.	56,573	266,354
Bird Construction, Inc.	10,185	63,183
Black Diamond Group, Ltd. (L)	13,617	31,451
BlackPearl Resources, Inc. (I)	106,908	82,307
BMTC Group, Inc.	3,096	28,351
Bonavista Energy Corp.	81,137	163,373
Bonterra Energy Corp.	8,401	98,510
Boralex, Inc., Class A (L)	16,007	262,113
BRP, Inc. (I)	9,440	229,632
Calfrac Well Services, Ltd. (I)	36,548	89,283
Calian Group, Ltd.	2,739	53,063

8SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Callidus Capital Corp.	4,449	$51,181
Canaccord Genuity Group, Inc.	35,999	117,256
Canacol Energy, Ltd. (I)	30,793	92,093
Canadian Energy Services & Technology Corp.	50,762	240,498
Canadian Western Bank (L)	28,013	503,295
Canam Group, Inc.	10,749	96,919
Canfor Corp. (I)	21,280	303,089
Canfor Pulp Products, Inc.	10,068	92,120
CanWel Building Materials Group, Ltd.	9,150	42,809
Canyon Services Group, Inc. (I)	29,133	146,652
Capital Power Corp.	26,576	498,921
Capstone Mining Corp. (I)	129,433	89,109
Cargojet, Inc.	900	30,148
Cascades, Inc.	23,355	283,714
Celestica, Inc. (I)	34,782	478,145
Centerra Gold, Inc.	1,244	7,120
Centerra Gold, Inc. (Toronto Stock Exchange)	68,716	390,163
Cequence Energy, Ltd. (I)	64,292	11,660
Cervus Equipment Corp.	3,597	31,980
Chesswood Group, Ltd.	3,200	27,976
Chinook Energy, Inc. (I)(L)	38,191	9,047
Cineplex, Inc.	17,505	663,087
Clarke, Inc.	3,000	25,517
Clearwater Seafoods, Inc.	7,000	59,333
Cogeco Communications, Inc.	4,598	268,831
Cogeco, Inc.	1,592	79,055
Colliers International Group, Inc.	4,844	259,638
Colliers International Group, Inc. (Toronto Stock Exchange)	4,265	228,902
Computer Modelling Group, Ltd.	23,633	178,973
Copper Mountain Mining Corp. (I)(L)	41,468	23,023
Corby Spirit and Wine, Ltd.	3,744	63,497
Corridor Resources, Inc. (I)	11,000	4,072
Corus Entertainment, Inc., B Shares	23,832	235,700
Cott Corp.	3,270	43,131
Cott Corp. (Toronto Stock Exchange)	32,819	432,938
Crew Energy, Inc. (I)	49,048	145,599
CRH Medical Corp. (I)	18,492	112,799
Delphi Energy Corp. (I)(L)	58,867	54,036
Denison Mines Corp. (I)	139,019	61,747
DH Corp.	1,760	33,119
DHX Media, Ltd., Variable Voting Shares	32,091	139,449
DIRTT Environmental Solutions (I)	14,008	66,367
Dominion Diamond Corp.	27,577	355,417
Dominion Diamond Corp. (New York Stock Exchange)	2,500	32,250
Dorel Industries, Inc., Class B	8,944	232,861
Dundee Precious Metals, Inc. (I)(L)	46,670	78,080
E-L Financial Corp., Ltd.	74	46,070
EcoSynthetix, Inc. (I)(L)	3,185	5,847
Eldorado Gold Corp.	175,508	531,390
Enbridge Income Fund Holdings, Inc.	18,757	450,440
Endeavour Silver Corp. (I)	1,400	4,074
Enercare, Inc.	25,390	360,123
Enerflex, Ltd.	26,202	332,653
Enerplus Corp.	8,100	63,860

SEE NOTES TO FUND'S INVESTMENTS9

International Small Company Fund

	Shares	Value
Canada (continued)
Enghouse Systems, Ltd.	5,082	$222,226
Ensign Energy Services, Inc.	44,538	228,155
Entertainment One, Ltd.	15,640	49,197
Epsilon Energy, Ltd. (I)	19,200	45,198
Equitable Group, Inc. (L)	3,298	121,876
Essential Energy Services, Ltd. (I)	57,270	30,949
Evertz Technologies, Ltd.	7,817	96,291
Exchange Income Corp.	1,791	44,362
Exco Technologies, Ltd.	7,490	62,599
EXFO, Inc. (I)	8	39
EXFO, Inc. (Toronto Stock Exchange) (I)	46	223
Extendicare, Inc.	26,895	205,070
Fiera Capital Corp.	11,467	118,333
Finning International, Inc.	2,000	38,050
Firm Capital Mortgage Investment Corp.	1,400	13,432
First Majestic Silver Corp. (I)	28,473	238,180
First National Financial Corp. (L)	4,398	82,305
FirstService Corp.	3,794	238,415
FirstService Corp. (Toronto Stock Exchange)	4,746	296,913
Fortress Paper, Ltd., Class A (I)(L)	2,404	12,262
Fortuna Silver Mines, Inc. (I)	45,567	214,873
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	4,700	32,879
Genesis Land Development Corp.	1,561	3,756
Genworth MI Canada, Inc.	14,623	331,030
Gibson Energy, Inc.	31,859	422,633
Glacier Media, Inc. (I)	8,800	4,039
Gluskin Sheff + Associates, Inc.	7,742	87,917
GMP Capital, Inc. (I)	17,308	44,716
goeasy, Ltd.	700	16,297
Golden Star Resources, Ltd. (I)	13,800	8,985
Golden Star Resources, Ltd. (Toronto Stock Exchange) (I)	85,896	55,956
Gran Tierra Energy, Inc. (I)	117,929	276,741
Granite Oil Corp. (I)	7,935	28,959
Great Canadian Gaming Corp. (I)	15,434	274,324
Great Panther Silver, Ltd. (I)	1,300	1,495
Great Panther Silver, Ltd. (Toronto Stock Exchange) (I)(L)	34,334	40,921
Guardian Capital Group, Ltd., Class A	200	4,144
Guyana Goldfields, Inc. (I)	12,160	48,699
Hanfeng Evergreen, Inc. (I)	3,700	14
Heroux-Devtek, Inc. (I)	9,143	88,327
High Liner Foods, Inc.	6,243	89,843
HNZ Group, Inc. (I)	700	7,032
Home Capital Group, Inc. (L)	17,148	116,025
Horizon North Logistics, Inc. (L)	36,326	36,572
Hudbay Minerals, Inc.	77,782	397,878
Hudson's Bay Company (L)	19,500	146,808
IAMGOLD Corp. (I)	132,574	590,810
Imperial Metals Corp. (I)	16,900	61,677
Indigo Books & Music, Inc. (I)	700	7,980
Information Services Corp.	2,500	34,256
Innergex Renewable Energy, Inc.	28,788	311,780
Interfor Corp. (I)	22,629	295,332
International Tower Hill Mines, Ltd. (I)	4,097	1,971

10SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Intertape Polymer Group, Inc.	18,729	$324,154
Just Energy Group, Inc.	29,930	156,646
K-Bro Linen, Inc. (L)	2,386	68,444
KAB Distribution, Inc. (I)	18,405	0
Kelt Exploration, Ltd. (I)	38,455	178,774
Kinaxis, Inc. (I)	1,600	106,600
Kingsway Financial Services, Inc. (I)	2,175	13,444
Kirkland Lake Gold, Ltd. (I)	42,131	327,479
Klondex Mines, Ltd. (I)	45,140	135,001
Knight Therapeutics, Inc. (I)	4,223	31,324
Laurentian Bank of Canada	10,806	416,609
Leon's Furniture, Ltd.	7,041	89,651
Lightstream Resources, Ltd. (I)	75,972	6,468
Linamar Corp.	12,921	586,149
Liquor Stores N.A., Ltd.	8,076	61,877
Lucara Diamond Corp.	95,630	212,377
Lundin Mining Corp.	102,780	566,076
MacDonald Dettwiler & Associates, Ltd.	10,314	478,727
Magellan Aerospace Corp.	4,483	69,858
Mainstreet Equity Corp. (I)(L)	1,722	47,931
Major Drilling Group International, Inc. (I)	22,638	126,693
Mandalay Resources Corp.	99,178	42,583
Maple Leaf Foods, Inc.	28,150	715,185
Martinrea International, Inc.	24,094	199,408
Maxim Power Corp. (I)	6,300	13,058
Mediagrif Interactive Technologies, Inc. (L)	1,800	19,828
Medical Facilities Corp.	9,330	110,715
MEG Energy Corp. (I)	54,584	208,501
Melcor Developments, Ltd.	4,800	56,782
Merus Labs International, Inc. (I)(L)	20,300	24,345
Mitel Networks Corp. (I)	31,603	223,889
Morguard Corp.	878	120,886
Morneau Shepell, Inc.	13,961	219,205
MTY Food Group, Inc.	4,841	171,371
Mullen Group, Ltd.	30,550	337,195
Napec, Inc. (I)	13,000	11,067
Nautilus Minerals, Inc. (I)	50,929	9,237
Nevsun Resources, Ltd.	35,359	85,070
New Flyer Industries, Inc.	11,030	453,660
New Gold, Inc. (I)	140,306	405,073
Newalta Corp. (I)(L)	21,912	30,009
Norbord, Inc.	9,147	260,627
North American Energy Partners, Inc.	3,335	15,208
Northern Blizzard Resources, Inc.	14,100	33,297
Northern Dynasty Minerals, Ltd. (I)(L)	6,576	10,320
Northland Power, Inc.	31,129	538,078
Novelion Therapeutics, Inc. (I)	1,640	13,694
NuVista Energy, Ltd. (I)	53,805	273,237
Orbite Technologies, Inc. (I)	105,500	7,810
Osisko Gold Royalties, Ltd.	34,530	364,510
Painted Pony Energy, Ltd. (I)	27,028	95,239
Pan American Silver Corp.	46,879	817,611
Paramount Resources, Ltd., Class A (I)	19,199	287,946
Parex Resources, Inc. (I)	41,004	492,042

SEE NOTES TO FUND'S INVESTMENTS11

International Small Company Fund

	Shares	Value
Canada (continued)
Parkland Fuel Corp.	24,802	$564,395
Pason Systems, Inc.	13,083	188,858
Pengrowth Energy Corp. (I)(L)	148,974	121,310
Penn West Petroleum, Ltd. (I)(L)	166,821	230,933
PHX Energy Services Corp. (I)	11,019	19,332
Pine Cliff Energy, Ltd. (I)	49,800	28,387
Pizza Pizza Royalty Corp.	6,978	88,849
Platinum Group Metals, Ltd. (I)	1,120	1,202
Points International, Ltd. (I)	3,410	33,372
PolyMet Mining Corp. (I)(L)	20,250	13,192
Precision Drilling Corp. (I)	104,181	377,901
Premium Brands Holdings Corp.	6,657	455,003
Primero Mining Corp. (I)(L)	57,490	21,279
Pulse Seismic, Inc. (I)(L)	17,551	32,222
Pure Technologies, Ltd.	7,902	31,822
Questerre Energy Corp., Class A (I)(L)	26,400	13,094
Raging River Exploration, Inc. (I)	55,652	327,934
RB Energy, Inc. (I)	50,909	36
Reitmans Canada, Ltd., Class A	15,656	52,386
Richelieu Hardware, Ltd.	15,954	358,090
Richmont Mines, Inc. (I)	20,096	141,922
RMP Energy, Inc. (I)	49,317	24,826
Rocky Mountain Dealerships, Inc.	6,328	47,313
Rogers Sugar, Inc.	27,887	129,438
Russel Metals, Inc. (L)	20,686	385,743
Sabina Gold & Silver Corp. (I)	8,968	12,282
Sandstorm Gold, Ltd. (I)	43,179	146,397
Sandvine Corp.	44,744	128,517
Savanna Energy Services Corp. (I)(L)	34,333	51,848
Sears Canada, Inc. (I)(L)	10,168	9,710
Secure Energy Services, Inc.	50,904	343,292
SEMAFO, Inc. (I)	86,252	175,588
ShawCor, Ltd.	18,378	417,802
Sherritt International Corp. (I)	116,142	67,922
Sienna Senior Living, Inc. (L)	14,226	185,454
Sierra Wireless, Inc. (I)	10,125	274,402
Silver Standard Resources, Inc. (I)	39,997	379,880
Solium Capital, Inc. (I)	11,329	92,001
Spartan Energy Corp. (I)	105,880	166,166
Sprott Resource Holdings, Inc. (I)	137,010	16,735
Sprott, Inc.	56,751	96,206
Stantec, Inc.	19,574	452,672
Stella-Jones, Inc.	12,106	400,591
Stornoway Diamond Corp. (I)	2,566	1,558
Strad Energy Services, Ltd. (I)	8,902	8,896
Street Capital Group, Inc. (I)(L)	13,900	11,936
Stuart Olson, Inc.	7,100	28,067
Student Transportation, Inc. (L)	25,690	154,233
SunOpta, Inc. (I)	2,100	19,530
SunOpta, Inc. (Toronto Stock Exchange) (I)	22,645	211,388
Superior Plus Corp.	45,440	401,639
Surge Energy, Inc. (L)	91,176	151,189
Taseko Mines, Ltd. (I)	5,290	6,930
Taseko Mines, Ltd. (Toronto Stock Exchange) (I)	53,246	69,373

12SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Tembec, Inc. (I)	30,748	$101,746
Teranga Gold Corp. (I)	22,976	51,196
TFI International, Inc.	24,278	496,038
The Descartes Systems Group, Inc. (I)	16,906	422,760
The Jean Coutu Group PJC, Inc., Class A	13,432	220,643
The North West Company, Inc.	12,630	301,807
Theratechnologies, Inc. (I)	19,400	102,396
TMX Group, Ltd.	10,805	570,865
TORC Oil & Gas, Ltd.	36,842	148,366
Toromont Industries, Ltd.	20,874	703,243
Torstar Corp., Class B (L)	17,964	19,681
Total Energy Services, Inc.	10,043	104,084
TransAlta Corp.	83,976	473,700
TransAlta Renewables, Inc. (L)	26,287	304,737
Transcontinental, Inc., Class A	21,610	378,817
TransGlobe Energy Corp. (I)	20,792	30,168
Trican Well Service, Ltd. (I)	63,244	187,740
Trilogy Energy Corp. (I)	23,350	84,180
Trinidad Drilling, Ltd. (I)	75,266	109,764
Uni-Select, Inc.	13,505	303,821
Valener, Inc.	12,546	211,197
Vecima Networks, Inc.	1,797	13,915
Veresen, Inc.	82,701	1,124,026
Wajax Corp.	6,547	115,009
Wesdome Gold Mines, Ltd. (I)(L)	36,961	85,641
West Fraser Timber Company, Ltd.	16,196	705,102
Western Energy Services Corp. (I)	26,726	39,173
Western Forest Products, Inc. (L)	112,882	177,155
Westjet Airlines, Ltd.	1,400	23,868
Westport Fuel Systems, Inc. (I)(L)	2,300	3,634
Westshore Terminals Investment Corp.	17,465	281,204
Whitecap Resources, Inc. (L)	31,700	214,955
Wi-LAN, Inc.	36,398	50,925
Winpak, Ltd.	8,836	384,876
Xtreme Drilling Corp (I)	12,048	20,692
Yamana Gold, Inc.	15,520	40,212
Yellow Pages, Ltd. (I)(L)	7,914	28,062
ZCL Composites, Inc.	11,030	100,841
Zenith Capital Corp. (I)	5,300	863
China 0.1%		454,702
Bund Center Investment, Ltd.	55,500	30,258
China Chuanglian Education Group, Ltd. (I)	948,000	14,674
China Gold International Resources Corp., Ltd. (I)	71,482	102,658
FIH Mobile, Ltd.	768,000	241,389
Genscript Biotech Corp. (I)	24,000	10,158
New Sports Group, Ltd. (I)	3,350,000	20,700
Sino Grandness Food Industry Group, Ltd. (I)(L)	140,799	22,871
Sky Light Holdings, Ltd.	52,000	11,994
Cyprus 0.0%		16,071
Deep Sea Supply PLC (I)	41,514	5,748
Songa Offshore (I)	3,062	10,323
Denmark 2.0%		12,266,406
ALK-Abello A/S	1,619	243,695

SEE NOTES TO FUND'S INVESTMENTS13

International Small Company Fund

	Shares	Value
Denmark (continued)
Alm Brand A/S	19,494	$168,843
Ambu A/S, Class B (I)	7,469	501,460
Bang & Olufsen A/S (I)	10,302	160,218
Bavarian Nordic A/S (I)	7,896	429,429
Brodrene Hartmann A/S	809	43,764
Columbus A/S (I)	10,671	22,663
D/S Norden A/S (I)	7,161	122,103
Dfds A/S	8,410	464,186
FLSmidth & Company A/S	10,624	646,697
Fluegger A/S, B Shares	225	12,689
GN Store Nord A/S	39,731	1,211,838
H+H International A/S, Class B (I)	3,161	49,334
Harboes Bryggeri A/S, Class B	1,452	26,628
IC Group A/S	2,299	49,944
Jeudan A/S (I)	395	42,007
Jyske Bank A/S	15,688	838,120
Matas A/S	3,111	51,570
NKT Holding A/S (I)	7,602	624,052
NNIT A/S (S)	824	25,490
Nordjyske Bank A/S	2,607	45,074
Parken Sport & Entertainment A/S	1,137	15,338
Per Aarsleff Holding A/S	5,190	124,107
Ringkjoebing Landbobank A/S	5,970	304,648
Rockwool International A/S, A Shares	257	49,812
Rockwool International A/S, B Shares	2,181	436,527
Royal Unibrew A/S	11,745	541,802
RTX A/S	2,386	58,678
Santa Fe Group A/S (I)	4,792	41,937
Schouw & Company AB	3,669	391,936
SimCorp A/S	10,985	683,704
Solar A/S, B Shares	1,317	76,558
Spar Nord Bank A/S	26,888	345,755
Sydbank A/S	21,448	767,881
TDC A/S	178,185	1,062,878
Tivoli A/S	271	23,227
TK Development A/S (I)(L)	17,289	27,936
Topdanmark A/S (I)	14,924	448,057
Tryg A/S	15,150	311,373
United International Enterprises	482	98,778
Vestjysk Bank A/S (I)	3,265	7,532
William Demant Holding A/S (I)	22,348	586,027
Zealand Pharma A/S (I)	4,570	82,111
Faroe Islands 0.1%		351,378
Bakkafrost P/F	9,028	334,882
BankNordik P/F	953	16,496
Finland 2.5%		15,037,016
Aktia Bank OYJ	6,176	63,801
Alma Media OYJ	11,325	79,424
Amer Sports OYJ (I)	28,826	667,803
Apetit OYJ	930	13,887
Asiakastieto Group Oyj (S)	559	13,792
Aspo OYJ	5,505	55,109
Atria OYJ	3,641	46,113

14SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Finland (continued)
BasWare OYJ (I)	2,688	$105,723
Bittium OYJ (L)	8,815	73,229
Cargotec OYJ, B Shares	12,137	722,109
Caverion Corp. (I)	25,539	213,582
Citycon OYJ	114,974	289,266
Cramo OYJ	10,826	314,860
Digia OYJ	2,622	7,864
Elisa OYJ	34,577	1,345,545
F-Secure OYJ	25,386	116,662
Finnair OYJ	19,718	116,413
Fiskars OYJ Abp	9,196	230,207
HKScan OYJ, A Shares	7,997	29,055
Huhtamaki OYJ	26,131	1,015,077
Ilkka-Yhtyma OYJ	2,083	7,624
Kemira OYJ	29,090	366,873
Kesko OYJ, A Shares	4,901	240,213
Kesko OYJ, B Shares	16,574	860,530
Konecranes OYJ	14,408	594,422
Lassila & Tikanoja OYJ	8,112	160,120
Lemminkainen OYJ	1,173	25,276
Metsa Board OYJ	55,838	425,736
Metso OYJ	24,221	823,550
Nokian Renkaat OYJ	26,945	1,100,417
Olvi OYJ, A Shares	4,110	141,540
Oriola-KD OYJ, B Shares	34,443	140,465
Orion OYJ, Class A	7,153	457,760
Orion OYJ, Class B	4,091	264,450
Outokumpu OYJ	90,690	722,958
Outotec OYJ (I)(L)	50,915	331,945
Ponsse OYJ	2,655	71,066
Poyry OYJ (I)	12,889	47,766
QT Group OYJ (I)	2,996	23,471
Raisio OYJ	29,283	119,311
Ramirent OYJ	19,208	199,384
Rapala VMC OYJ	617	2,771
Revenio Group OYJ	1,456	63,588
Sanoma OYJ	23,627	220,048
SRV Group OYJ	8,532	44,912
Stockmann OYJ Abp, A Shares (I)	1,949	15,094
Stockmann OYJ Abp, B Shares (I)	10,220	79,743
Talvivaara Mining Company PLC (I)	90,559	308
Technopolis OYJ	32,356	120,205
Teleste OYJ	2,221	20,855
Tieto OYJ	14,792	482,000
Tikkurila OYJ	9,728	198,648
Uponor OYJ	15,403	275,277
Vaisala OYJ, A Shares	2,696	137,163
Valmet OYJ	22,943	446,303
YIT OYJ	33,814	285,703
France 5.2%		31,411,998
ABC arbitrage	1,837	13,255
Actia Group	2,573	25,302
Air France-KLM (I)	40,150	452,484
Akka Technologies	1,746	94,934

SEE NOTES TO FUND'S INVESTMENTS15

International Small Company Fund

	Shares	Value
France (continued)
Albioma SA	6,640	$142,271
Altamir	3,756	69,629
Alten SA (I)	8,957	798,626
Altran Technologies SA	39,254	708,444
Amplitude Surgical SAS (I)	2,597	11,966
APRIL SA	6,582	95,405
Archos (I)	432	490
Assystem	3,035	115,895
Aubay	2,137	70,521
Axway Software SA	2,311	84,209
Bastide le Confort Medical	507	19,903
Beneteau SA	11,528	200,217
BioMerieux	1,559	328,353
Boiron SA	2,245	223,152
Bonduelle SCA	4,300	160,097
Bourbon SA (L)	3,334	38,003
Burelle SA	113	148,405
Catering International Services	1,089	23,705
Cegedim SA (I)	1,780	58,256
CGG SA (I)(L)	4,301	23,900
Chargeurs SA	7,157	212,561
Cie des Alpes	2,539	73,505
Cie Plastic Omnium SA	17,595	654,135
Coface SA (I)	12,965	105,682
Derichebourg SA	22,002	149,694
Devoteam SA	1,595	126,131
Edenred (L)	37,975	1,001,834
Electricite de Strasbourg SA	142	17,698
Elior Group (S)	17,974	508,726
Elis SA	5,313	118,376
Eramet (I)	1,524	74,392
Esso SA Francaise (I)	871	48,324
Euler Hermes Group (L)	3,649	383,630
Eutelsat Communications SA	4,692	120,777
Exel Industries SA, A Shares	343	37,579
Faurecia (L)	19,318	1,018,088
Fleury Michon SA	344	20,825
Gaumont SA	489	41,427
Gaztransport Et Technigaz SA (L)	5,930	233,985
GEA	126	12,627
GL Events	2,191	55,330
Groupe Crit	997	83,014
Groupe Eurotunnel SE	12,449	146,643
Groupe Fnac SA (I)	5,255	365,768
Groupe Gorge (I)	1,438	36,682
Groupe Open (I)	1,805	55,882
Guerbet	1,640	151,125
Haulotte Group SA	3,951	67,420
Havas SA	29,492	302,002
HERIGE SADCS	539	21,561
HiPay Group SA (I)	1,631	25,007
ID Logistics Group (I)	507	76,886
Imerys SA	6,258	542,366
Ingenico Group SA	757	73,500

16SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
France (continued)
Interparfums SA	3,412	$139,654
Ipsen SA	10,827	1,365,028
IPSOS	10,785	424,124
Jacquet Metal Service	4,366	128,976
Korian SA	12,892	433,163
Lagardere SCA	36,324	1,142,192
Laurent-Perrier	809	67,614
Le Belier	517	24,944
Le Noble Age	1,630	109,943
Lectra	5,145	160,024
Linedata Services	957	56,147
LISI	4,899	215,103
Maisons France Confort SA	1,083	81,221
Manitou BF SA	3,046	97,604
Manutan International	731	60,685
Mersen SA	3,712	110,788
METabolic EXplorer SA (I)	8,100	20,916
Metropole Television SA	16,057	382,491
MGI Coutier	3,689	157,281
Naturex (I)	1,879	183,010
Neopost SA	10,560	470,231
Nexans SA	7,963	435,163
Nexity SA (I)	10,836	652,533
Nicox (I)(L)	6,072	87,580
NRJ Group (I)	5,323	64,821
Oeneo SA	7,687	83,588
Onxeo SA (I)	11,077	51,477
Onxeo SA (Copenhagen Stock Exchange) (I)	2,056	9,679
Orpea	8,584	973,202
PCAS	1,228	22,934
Pierre & Vacances SA (I)(L)	1,671	87,676
Plastivaloire	1,440	34,387
PSB Industries SA	506	28,075
Rallye SA	7,111	151,670
Rexel SA	67,387	1,188,556
Robertet SA	258	112,091
Rothschild & Company	4,666	148,387
Rubis SCA	12,383	1,433,887
Samse SA	285	47,422
Sartorius Stedim Biotech	5,509	433,607
Savencia SA	1,381	135,466
Seche Environnement SA	1,291	48,013
Sequana SA (I)	13,574	24,726
Societe Internationale de Plantations d'Heveas SA (I)	288	19,109
Societe Marseillaise du Tunnel Prado-Carenage SA	219	5,737
SOITEC (I)	6,440	354,740
Solocal Group (I)	95,246	127,519
Somfy SA	386	203,441
Sopra Steria Group	4,374	693,308
SPIE SA	12,387	345,101
Ste Industrielle d'Aviation Latecoere SA (I)	19,817	84,253
Stef SA	1,010	99,106
Synergie SA	2,704	122,297
Tarkett SA	3,863	192,708

SEE NOTES TO FUND'S INVESTMENTS17

International Small Company Fund

	Shares	Value
France (continued)
Technicolor SA	88,478	$456,527
Teleperformance	12,830	1,678,119
Television Francaise 1	37,625	483,201
Tessi SA	606	108,025
TFF Group	169	26,303
Thermador Groupe	1,026	104,248
Touax SA (I)	271	3,502
Trigano SA	2,414	263,839
Ubisoft Entertainment SA (I)	29,032	1,614,922
Union Financiere de France Banque SA	877	28,553
Vallourec SA (I)(L)	81,681	514,732
Valneva SE (I)(L)	15,085	51,200
Vetoquinol SA	1,028	58,937
Vicat SA	5,563	409,762
VIEL & Cie SA	6,888	45,820
Vilmorin & Cie SA	1,679	143,647
Virbac SA (I)	937	153,800
Vranken-Pommery Monopole Group SA	407	10,945
Worldline SA (I)(S)	1,478	51,914
Gabon 0.0%		36,913
Total Gabon	211	36,913
Georgia 0.1%		494,794
BGEO Group PLC	10,443	494,794
Germany 6.1%		36,614,328
Aareal Bank AG	16,689	697,598
Adler Modemaerkte AG (I)	2,325	16,197
ADVA Optical Networking SE (I)	11,973	135,088
AIXTRON SE (I)	17,077	112,347
All For One Steeb AG	87	6,452
Allgeier SE	1,638	34,019
Amadeus Fire AG	1,391	126,189
Atoss Software AG	232	17,870
Aurubis AG	11,266	878,247
Axel Springer SE	12,008	755,187
Basler AG	410	61,230
Bauer AG	3,326	81,103
BayWa AG	3,494	125,089
Bechtle AG	3,559	457,328
Bertrandt AG (L)	1,317	117,978
Bijou Brigitte AG	1,177	78,596
Bilfinger SE (L)	9,092	351,487
Biotest AG (L)	2,718	83,200
Borussia Dortmund GmbH & Company KGaA	17,484	120,913
CANCOM SE	4,378	257,612
Carl Zeiss Meditec AG	7,782	402,620
CENIT AG	2,412	59,806
CENTROTEC Sustainable AG	2,623	57,193
Cewe Stiftung & Company KGAA	1,335	117,862
Clere AG (I)	388	7,048
comdirect bank AG	7,710	84,419
CompuGroup Medical SE	5,811	330,335
Constantin Medien AG (I)	13,725	34,710
CropEnergies AG	7,965	92,776

18SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Germany (continued)
CTS Eventim AG & Company KGaA	11,374	$495,149
Data Modul AG	635	54,993
Delticom AG	2,124	40,996
Deutsche Beteiligungs AG	222	10,329
Deutsche Pfandbriefbank AG (S)	16,448	209,739
Deutz AG	36,545	296,873
DIC Asset AG	12,755	142,473
DMG Mori AG	11,025	610,779
Dr Hoenle AG	1,598	61,011
Draegerwerk AG & Company KGaA	970	86,948
Drillisch AG (L)	9,361	592,365
Duerr AG	5,824	636,322
Eckert & Ziegler AG	1,622	59,352
Elmos Semiconductor AG	2,876	69,854
ElringKlinger AG (L)	7,805	153,097
Euromicron AG (I)	2,304	20,972
Evotec AG (I)	29,203	408,747
Fielmann AG	3,100	249,652
First Sensor AG (I)	680	10,313
Francotyp-Postalia Holding AG	2,607	17,277
Fraport AG Frankfurt Airport Services Worldwide	10,506	852,192
Freenet AG	34,294	1,226,040
FUCHS PETROLUB SE	5,429	259,438
Gerresheimer AG	8,756	750,591
Gerry Weber International AG	6,184	84,571
Gesco AG	2,765	71,457
GFT Technologies SE (L)	3,876	88,083
Grammer AG	3,428	189,417
GRENKE AG	1,386	298,920
H&R GmbH & Company KGaA (I)	3,629	51,958
Hamburger Hafen und Logistik AG	6,944	148,746
Heidelberger Druckmaschinen AG (I)	64,157	174,337
Hella KGaA Hueck & Company	4,963	252,054
HolidayCheck Group AG (I)	7,724	26,084
Hornbach Baumarkt AG	1,951	66,977
HUGO BOSS AG	4,590	346,010
Indus Holding AG	5,779	407,495
Intershop Communications AG (I)	2,654	4,884
Isra Vision AG	963	173,798
IVU Traffic Technologies AG (I)	5,399	22,507
Jenoptik AG	15,115	421,692
K+S AG	15,479	396,366
KION Group AG	14,426	1,068,855
Kloeckner & Company SE	21,320	225,944
Koenig & Bauer AG	4,776	326,388
Kontron AG (I)	10,583	37,202
Krones AG (L)	3,797	473,257
KSB AG	73	38,587
KWS Saat SE	551	226,043
LANXESS AG	25,081	1,874,282
LEG Immobilien AG	17,094	1,613,394
Leifheit AG	500	39,570
Leoni AG	9,119	503,448
LPKF Laser & Electronics AG (I)	3,378	39,300

SEE NOTES TO FUND'S INVESTMENTS19

International Small Company Fund

	Shares	Value
Germany (continued)
Manz AG (I)(L)	1,315	$61,290
MasterFlex AG (I)	414	3,635
Mediclin AG (I)	8,179	53,047
Medigene AG (I)	5,784	71,446
MLP AG	16,444	112,111
MTU Aero Engines AG	7,759	1,095,594
Nemetschek SE	3,378	264,340
Nexus AG	3,187	80,147
Nordex SE (I)(L)	17,867	256,266
Norma Group SE	8,179	436,057
OHB SE	2,007	58,676
OSRAM Licht AG	19,717	1,510,723
Paragon AG	613	45,789
PATRIZIA Immobilien AG (I)	11,244	213,780
Pfeiffer Vacuum Technology AG	1,677	239,726
PNE Wind AG	19,837	61,043
PSI AG	1,649	25,192
Puma SE	621	245,314
PVA TePla AG (I)	1,400	4,419
QSC AG	22,475	49,841
R Stahl AG	823	29,159
Rational AG	862	465,192
Rheinmetall AG	10,807	1,037,868
RHOEN-KLINIKUM AG	9,077	273,259
RIB Software AG (L)	6,795	121,609
SAF-Holland SA	13,030	227,432
Salzgitter AG	10,418	398,026
Schaltbau Holding AG	1,401	60,524
SHW AG	1,989	73,871
Siltronic AG (I)	1,144	102,658
Sixt Leasing SE	608	13,104
Sixt SE	3,273	192,125
SMA Solar Technology AG (L)	3,049	86,389
SMT Scharf AG (I)	1,261	17,713
Softing AG	2,069	25,467
Software AG	13,916	668,011
Solarworld AG (I)	90	87
STADA Arzneimittel AG (L)	20,298	1,469,149
Stroeer SE (L)	6,630	427,007
Suedzucker AG	20,769	444,539
Suess MicroTec AG (I)	6,836	85,720
Surteco SE	1,666	44,674
TAG Immobilien AG	34,766	519,149
Takkt AG	9,237	225,284
Technotrans AG	2,111	94,333
TLG Immobilien AG	7,811	159,124
Tom Tailor Holding AG (I)	5,865	53,724
Traffic Systems SE	1,525	26,164
Uniper SE (I)	10,892	212,618
VERBIO Vereinigte BioEnergie AG	7,686	83,306
Vossloh AG (I)	2,693	177,984
VTG AG	2,456	86,483
Wacker Chemie AG	4,078	446,890
Wacker Neuson SE	8,617	190,398

20SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Germany (continued)
Washtec AG	3,461	$269,148
XING AG	783	210,077
Gibraltar 0.0%		182,121
888 Holdings PLC	48,624	182,121
Greece 0.0%		83
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (I)	1,810	83
TT Hellenic Postbank SA (I)	20,725	0
Greenland 0.0%		1,855
Gronlandsbanken A/S	20	1,855
Guernsey, Channel Islands 0.0%		47,045
Raven Russia, Ltd. (I)	75,604	47,045
Hong Kong 2.9%		17,650,680
Aeon Stores Hong Kong Company, Ltd.	22,000	20,484
Agritrade Resources, Ltd.	210,000	40,717
Alco Holdings, Ltd.	54,000	13,995
Allied Group, Ltd.	18,000	111,507
Allied Properties HK, Ltd.	546,000	121,816
Anxian Yuan China Holdings, Ltd. (I)	600,000	5,460
APAC Resources, Ltd. (I)	147,812	1,972
Applied Development Holdings, Ltd. (I)	360,000	30,004
APT Satellite Holdings, Ltd.	86,000	45,737
Asia Financial Holdings, Ltd.	94,000	49,184
Asia Satellite Telecommunications Holdings, Ltd.	38,220	44,142
Asia Standard International Group, Ltd.	168,000	47,862
Asian Growth Properties, Ltd.	65,936	23,359
Associated International Hotels, Ltd.	26,000	79,756
Auto Italia Holdings (I)	950,000	12,186
BEP International Holdings, Ltd.	3,030,000	149,596
Bonjour Holdings, Ltd.	635,000	31,766
Bossini International Holdings	246,000	14,523
Bright Smart Securities & Commodities Group, Ltd. (L)	150,000	47,692
Brightoil Petroleum Holdings, Ltd. (I)	721,000	200,799
Brockman Mining, Ltd. (I)	855,430	16,409
Burwill Holdings, Ltd. (I)	1,216,000	34,758
Cafe de Coral Holdings, Ltd.	92,000	301,459
CCT Fortis Holdings, Ltd.	72,000	9,695
Century City International Holdings, Ltd.	452,000	38,839
CGN Mining Company, Ltd. (I)	300,000	24,197
Champion Technology Holdings, Ltd. (I)	986,000	14,155
Chen Hsong Holdings	40,000	10,689
Chevalier International Holdings, Ltd.	45,524	73,642
China Best Group Holding, Ltd. (I)	540,000	9,985
China Energy Development Holdings, Ltd. (I)	1,256,000	12,244
China Ever Grand Financial Leasing Group Company, Ltd. (I)	1,760,000	15,375
China Flavors & Fragrances Company, Ltd.	68,000	18,788
China Fortune Financial Group, Ltd. (I)	394,000	10,110
China Metal International Holdings, Inc.	116,000	43,013
China Solar Energy Holdings, Ltd. (I)	127,000	2,934
China Star Entertainment, Ltd. (I)	126,000	5,263
China Strategic Holdings, Ltd. (I)	1,372,500	24,642
China Ting Group Holdings, Ltd.	384,000	22,176
China Wah Yan Healthcare, Ltd. (I)	157,500	869

SEE NOTES TO FUND'S INVESTMENTS21

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Chinese Estates Holdings, Ltd.	77,500	$147,913
Chinney Investments, Ltd.	36,000	16,547
Chow Sang Sang Holdings International, Ltd.	86,000	200,837
Chuang's Consortium International, Ltd.	340,021	78,913
CITIC Telecom International Holdings, Ltd.	446,000	141,859
CK Life Sciences International Holdings, Inc.	890,000	74,209
CMMB Vision Holdings, Ltd (I)	296,000	15,934
CNQC International Holdings, Ltd.	47,500	15,726
Common Splendor International Health Industry Group, Ltd. (I)	436,000	37,489
Continental Holdings, Ltd. (I)	510,000	8,718
Convenience Retail Asia, Ltd.	68,000	35,154
Convoy Global Holdings, Ltd. (I)	630,000	13,417
Cowell e Holdings, Inc. (L)	51,000	13,801
CP Lotus Corp. (I)	280,000	4,425
Crocodile Garments (I)	106,000	13,610
CSI Properties, Ltd.	1,976,333	98,885
Dah Sing Banking Group, Ltd.	118,848	248,558
Dah Sing Financial Holdings, Ltd.	42,344	323,711
Dickson Concepts International, Ltd.	63,500	24,939
DMX Technologies Group, Ltd. (I)	34,000	2,678
Eagle Nice International Holdings, Ltd.	46,000	13,163
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Capital Group, Ltd.	861,000	73,961
Emperor Entertainment Hotel, Ltd.	135,000	30,125
Emperor International Holdings, Ltd.	326,250	101,351
Emperor Watch & Jewellery, Ltd. (I)	1,270,000	55,352
ENM Holdings, Ltd. (I)	60,000	4,310
Esprit Holdings, Ltd. (I)	510,050	357,148
eSun Holdings, Ltd. (I)	113,000	12,062
Fairwood Holdings, Ltd.	21,000	89,469
Far East Consortium International, Ltd.	349,478	177,511
First Pacific Company, Ltd.	396,000	309,743
First Shanghai Investments, Ltd.	192,000	28,304
Fountain SET Holdings, Ltd.	188,000	24,349
Future Bright Holdings, Ltd.	162,000	14,363
G-Resources Group, Ltd.	6,610,800	111,094
GCL New Energy Holdings, Ltd. (I)	1,544,000	71,287
Get Nice Financial Group, Ltd.	53,100	8,513
Get Nice Holdings, Ltd.	1,798,000	64,561
Giordano International, Ltd.	325,708	175,078
Global Brands Group Holding, Ltd. (I)	1,478,000	187,525
Glorious Sun Enterprises, Ltd.	146,000	18,915
Gold Peak Industries Holding, Ltd.	90,000	8,662
Gold-Finance Holdings, Ltd. (I)	240,000	36,642
Guangnan Holdings, Ltd.	108,000	14,550
Guoco Group, Ltd.	4,000	46,609
Guotai Junan International Holdings, Ltd.	664,600	213,798
Haitong International Securities Group, Ltd.	492,791	285,058
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hanison Construction Holdings, Ltd.	143,631	25,977
Hao Tian Development Group, Ltd. (I)	387,200	16,623
Harbour Centre Development, Ltd.	37,500	70,396
Henry Group Holdings, Ltd. (I)	70,000	12,465
HKBN, Ltd.	222,500	237,919

22SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Hong Kong (continued)
HKR International, Ltd. (I)	177,600	$93,888
Hon Kwok Land Investment Company, Ltd.	64,000	37,353
Hong Kong Aircraft Engineering Company, Ltd.	12,000	82,311
Hong Kong Ferry Holdings Company, Ltd.	46,000	53,653
Hong Kong Shanghai Alliance Holdings, Ltd.	58,000	7,228
Hong Kong Television Network, Ltd. (I)	31,000	8,512
Hong Kong Television Network, Ltd., ADR (I)	1,717	9,237
HongDa Financial Holding, Ltd. (I)	240,000	7,851
Hongkong Chinese, Ltd.	224,000	41,967
Hop Hing Group Holdings, Ltd.	920,000	29,273
Hopewell Holdings, Ltd.	168,500	632,142
Hsin Chong Group Holdings, Ltd. (I)	736,000	33,057
Huarong Investment Stock Corp., Ltd. (I)	140,000	19,054
Hung Hing Printing Group, Ltd.	76,216	15,119
Hutchison Telecommunications Hong Kong Holdings, Ltd.	388,000	117,943
I-CABLE Communications, Ltd. (I)	183,000	12,436
Imagi International Holdings, Ltd. (I)	117,281	10,555
International Housewares Retail Company, Ltd.	79,000	16,824
iOne Holdings, Ltd. (I)	980,000	31,151
IPE Group, Ltd.	220,000	56,480
IRC, Ltd. (I)(L)	864,666	27,742
IT, Ltd.	146,808	61,239
ITC Corp., Ltd.	271,327	21,926
ITC Properties Group, Ltd.	112,838	44,725
Johnson Electric Holdings, Ltd.	95,000	342,069
K Wah International Holdings, Ltd.	4,826	3,125
Kader Holdings Company, Ltd.	248,000	22,901
Karrie International Holdings, Ltd.	130,000	20,664
Keck Seng Investments, Ltd.	1,000	883
Kerry Logistics Network, Ltd.	159,000	233,684
Kingmaker Footwear Holdings, Ltd.	54,000	14,819
Kowloon Development Company, Ltd.	108,000	117,510
KuangChi Science, Ltd. (I)(L)	109,000	40,980
Kwoon Chung Bus Holdings, Ltd.	20,000	11,064
L'sea Resources International Holdings, Ltd. (I)	510,000	6,678
Lai Sun Development Company, Ltd.	3,594,333	102,331
Lai Sun Garment International, Ltd.	60,000	17,618
Landing International Development, Ltd. (I)	11,790,000	157,601
Landsea Green Properties Company, Ltd.	120,000	10,313
Lifestyle International Holdings, Ltd.	170,000	226,771
Lippo China Resources, Ltd.	1,028,000	32,969
Lippo, Ltd.	31,250	18,797
Lisi Group Holdings, Ltd.	490,000	40,873
Liu Chong Hing Investment, Ltd.	60,000	92,997
Luk Fook Holdings International, Ltd.	97,000	329,763
Lung Kee Holdings, Ltd.	48,000	22,175
Magnificent Estates	438,000	13,707
Man Sang International, Ltd. (I)	126,000	7,354
Man Wah Holdings, Ltd.	351,200	351,367
Mandarin Oriental International, Ltd.	35,000	51,055
Mason Financial Holdings, Ltd. (I)	1,089,000	14,381
Master Glory Group, Ltd.	2,330,662	47,478
Melco International Development, Ltd.	211,000	554,569
Midland Holdings, Ltd. (I)	224,000	62,304

SEE NOTES TO FUND'S INVESTMENTS23

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Midland IC&I, Ltd. (I)	1,480,000	$8,549
Ming Fai International Holdings, Ltd.	41,000	6,422
Miramar Hotel & Investment Company, Ltd.	46,000	100,357
Modern Dental Group, Ltd.	28,000	11,377
National Electronic Holdings, Ltd.	88,000	12,302
National United Resources Holdings, Ltd. (I)	1,090,000	19,863
Neo-Neon Holdings, Ltd. (I)	134,000	16,146
NetMind Financial Holdings, Ltd. (I)	2,711,040	13,915
New Times Energy Corp., Ltd. (I)	686,900	26,425
NewOcean Energy Holdings, Ltd. (I)	248,000	76,383
Next Digital, Ltd. (I)	276,000	12,590
Nine Express, Ltd. (I)	210,000	9,291
Noble Group, Ltd. (I)(L)	207,680	53,264
O Luxe Holdings, Ltd. (I)	415,500	41,584
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	240,000	23,688
Orient Overseas International, Ltd. (I)	59,000	374,391
Oriental Watch Holdings, Ltd.	190,000	43,111
Pacific Andes International Holdings, Ltd. (I)	2,171,305	40,681
Pacific Basin Shipping, Ltd. (I)	990,000	197,771
Pacific Textiles Holdings, Ltd.	193,000	213,611
Pak Fah Yeow International, Ltd.	20,000	9,032
Paliburg Holdings, Ltd.	71,380	27,917
Paradise Entertainment, Ltd. (I)	176,000	26,407
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	663,000	25,496
Perfect Shape PRC Holdings, Ltd.	92,000	9,334
Pico Far East Holdings, Ltd.	208,000	93,933
Playmates Holdings, Ltd. (I)	640,000	97,734
Playmates Toys, Ltd.	164,000	27,769
Polytec Asset Holdings, Ltd.	600,000	44,655
Public Financial Holdings, Ltd.	94,000	42,813
PYI Corp., Ltd. (I)	1,336,801	29,158
Regal Hotels International Holdings, Ltd.	99,200	81,578
Regina Miracle International Holdings, Ltd. (L)(S)	67,000	50,907
Sa Sa International Holdings, Ltd.	156,898	74,255
SAS Dragon Holdings, Ltd.	84,000	20,299
SEA Holdings, Ltd.	52,000	74,710
SEEC Media Group, Ltd. (I)	2,096,000	28,791
Shenwan Hongyuan HK, Ltd.	120,000	48,453
Shougang Concord Grand Group, Ltd. (I)	863,000	26,231
Shun Ho Technology Holdings, Ltd.	7,227	2,847
Shun Tak Holdings, Ltd.	399,250	139,230
Silver Base Group Holdings, Ltd. (I)	387,000	24,333
Sincere Watch Hong Kong, Ltd. (I)	1,190,000	28,276
Sing Tao News Corp., Ltd.	58,000	7,219
Singamas Container Holdings, Ltd. (I)	370,000	51,721
SITC International Holdings Company, Ltd.	241,000	175,088
Sitoy Group Holdings, Ltd.	135,000	30,302
SmarTone Telecommunications Holdings, Ltd.	108,589	145,491
SOCAM Development, Ltd. (I)	108,927	27,086
Solartech International Holdings, Ltd. (I)	320,000	17,667
Solomon Systech International, Ltd. (I)	504,000	24,565
Soundwill Holdings, Ltd.	25,500	56,645
South China Financial Holdings, Ltd. (I)	3,250,000	24,189

24SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Stella International Holdings, Ltd.	132,500	$225,479
Stelux Holdings International, Ltd. (I)	200,000	14,646
Success Universe Group, Ltd. (I)	360,000	10,313
Summit Ascent Holdings, Ltd. (I)	44,000	11,335
Sun Hung Kai & Company, Ltd.	169,318	111,009
Sunwah Kingsway Capital Holdings, Ltd.	360,000	5,679
TAI Cheung Holdings, Ltd. (L)	82,000	84,562
Talent Property Group, Ltd. (I)	795,000	12,452
Tan Chong International, Ltd.	63,000	19,574
Tao Heung Holdings, Ltd. (L)	95,000	25,115
Television Broadcasts, Ltd.	91,900	346,210
Termbray Industries International Holdings, Ltd. (I)	94,000	9,282
Texwinca Holdings, Ltd.	198,000	110,528
The 13 Holdings, Ltd. (I)	180,000	47,595
The Cross-Harbour Holdings, Ltd.	22,000	33,037
The Hong Kong Building & Loan Agency, Ltd. (I)	224,000	7,099
The Hongkong & Shanghai Hotels, Ltd.	184,500	216,377
The United Laboratories International Holdings, Ltd. (I)	164,500	109,532
TOM Group, Ltd. (I)	368,000	91,147
Town Health International Medical Group, Ltd. (L)	380,000	42,422
Tradelink Electronic Commerce, Ltd.	186,000	36,249
Transport International Holdings, Ltd.	61,600	203,067
Trinity, Ltd. (I)	408,000	27,200
TSC Group Holdings, Ltd. (I)	111,000	10,111
Tsui Wah Holdings, Ltd.	170,000	25,943
Up Energy Development Group, Ltd. (I)	898,000	14,866
Upbest Group, Ltd.	8,000	1,190
Value Convergence Holdings, Ltd. (I)	172,000	30,659
Value Partners Group, Ltd.	60,000	56,453
Valuetronics Holdings, Ltd.	84,150	47,415
Vanke Property Overseas, Ltd.	35,000	22,262
Vantage International Holdings, Ltd.	38,000	5,508
Varitronix International, Ltd.	71,000	37,811
Vedan International Holdings, Ltd.	168,000	17,029
Victory City International Holdings, Ltd.	674,701	25,546
Vitasoy International Holdings, Ltd.	214,000	447,666
VS International Group, Ltd. (I)	232,000	9,236
VST Holdings, Ltd.	218,400	67,645
VTech Holdings, Ltd.	40,900	622,250
Wai Kee Holdings, Ltd.	72,000	32,618
Winfull Group Holdings, Ltd. (I)	552,000	13,331
Wing On Company International, Ltd.	17,000	59,652
Wing Tai Properties, Ltd.	68,000	46,140
Wonderful Sky Financial Group Holdings, Ltd.	46,000	12,099
Xinyi Glass Holdings, Ltd.	550,000	540,237
Yat Sing Holdings, Ltd. (I)	150,000	98,087
Yeebo International Holding	74,000	28,391
YGM Trading, Ltd.	22,000	23,402
Yuan Heng Gas Holdings, Ltd. (I)	152,000	13,850
ZH International Holdings, Ltd. (I)	320,000	9,051
India 0.0%		90,470
Vedanta Resources PLC	11,443	90,470

SEE NOTES TO FUND'S INVESTMENTS25

International Small Company Fund

	Shares	Value
Ireland 0.8%		$5,073,410
C&C Group PLC	62,988	240,365
Datalex PLC	860	3,662
FBD Holdings PLC (I)	8,155	75,313
Glanbia PLC	35,466	719,806
Grafton Group PLC	65,683	659,682
Greencore Group PLC	192,611	599,663
IFG Group PLC	22,431	42,845
Independent News & Media PLC (I)	70,031	10,222
Irish Continental Group PLC	34,909	208,998
Kingspan Group PLC	31,956	1,107,609
Smurfit Kappa Group PLC	23,151	651,835
Tarsus Group PLC	10,899	40,466
UDG Healthcare PLC	67,721	712,944
Isle of Man 0.3%		1,974,302
GVC Holdings PLC	45,938	476,677
Hansard Global PLC	11,952	13,422
Paysafe Group PLC (I)	111,027	716,442
Playtech PLC	60,239	767,761
Israel 1.0%		6,242,624
Africa Israel Investments, Ltd. (I)	48,492	4,965
Africa Israel Properties, Ltd. (I)	4,092	89,979
Airport City, Ltd. (I)	14,404	195,196
Albaad Massuot Yitzhak, Ltd.	668	12,080
Allot Communications, Ltd. (I)	6,042	31,159
Alrov Properties And Lodgings, Ltd.	2,216	61,627
Amot Investments, Ltd.	23,203	116,908
Ashtrom Properties, Ltd.	9,788	46,209
AudioCodes, Ltd. (I)	11,877	82,695
Avgol Industries 1953, Ltd.	22,734	28,793
Azorim-Investment Development & Construction Company, Ltd. (I)	18,223	20,465
Bayside Land Corp.	189	85,279
Big Shopping Centers 2004, Ltd.	1,037	79,925
Blue Square Real Estate, Ltd.	1,517	77,241
Cellcom Israel, Ltd. (I)	1,000	9,690
Cellcom Israel, Ltd. (Tel Aviv Stock Exchange) (I)	12,876	125,797
Ceragon Networks, Ltd. (I)	14,289	42,945
Clal Biotechnology Industries, Ltd. (I)	10,503	12,700
Clal Insurance Enterprise Holdings, Ltd. (I)	6,677	117,259
Cohen Development & Industrial Buildings, Ltd.	330	10,043
Compugen, Ltd. (I)	14,225	73,619
Delek Automotive Systems, Ltd.	9,482	83,186
Delta-Galil Industries, Ltd.	2,614	79,688
Direct Insurance Financial Investments, Ltd.	3,707	40,323
El Al Israel Airlines	81,198	74,527
Electra Consumer Products 1970, Ltd.	2,575	57,129
Electra, Ltd.	501	109,021
Elron Electronic Industries, Ltd.	3,504	19,592
Energix-Renewable Energies, Ltd.	17,713	13,745
Equital, Ltd. (I)	1,514	42,913
Evogene, Ltd. (I)	5,330	27,655
First International Bank of Israel, Ltd.	9,250	162,417
FMS Enterprises Migun, Ltd.	571	24,840
Formula Systems 1985, Ltd.	2,529	106,888

26SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Israel (continued)
Fox Wizel, Ltd.	1,319	$30,039
Gilat Satellite Networks, Ltd. (I)	759	3,712
Gilat Satellite Networks, Ltd. (Tel Aviv Stock Exchange) (I)	8,681	42,434
Hadera Paper, Ltd. (I)	503	33,007
Hamlet Israel-Canada, Ltd.	922	16,068
Harel Insurance Investments & Financial Services, Ltd.	27,703	163,502
Hilan, Ltd.	3,144	60,056
IDI Insurance Company, Ltd.	1,364	78,538
Industrial Buildings Corp. (I)	23,362	33,302
Israel Discount Bank, Ltd., Class A (I)	188,222	490,118
Jerusalem Oil Exploration (I)	2,191	131,497
Kamada, Ltd. (I)	6,944	49,758
Kerur Holdings, Ltd.	1,002	29,576
Klil Industries, Ltd.	300	37,829
Maabarot Products, Ltd.	636	12,462
Magic Software Enterprises, Ltd.	7,541	62,308
Matrix IT, Ltd.	11,209	122,768
Maytronics, Ltd.	8,943	38,347
Mazor Robotics, Ltd. (I)	10,643	216,742
Melisron, Ltd.	4,255	220,862
Menora Mivtachim Holdings, Ltd.	5,678	70,862
Migdal Insurance & Financial Holding, Ltd.	107,971	118,059
Mivtach Shamir Holdings, Ltd.	1,455	32,959
Naphtha Israel Petroleum Corp., Ltd. (I)	10,647	90,317
Neto ME Holdings, Ltd.	407	48,469
Nova Measuring Instruments, Ltd. (I)	6,254	152,387
Oil Refineries, Ltd.	304,144	129,332
Partner Communications Company, Ltd. (I)	26,415	146,289
Paz Oil Company, Ltd.	1,390	239,645
Perion Network, Ltd. (I)	699	1,236
Plasson Industries, Ltd.	1,061	39,297
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,546	78,630
Scope Metals Group, Ltd.	2,176	72,905
Shapir Engineering and Industry, Ltd.	16,608	51,541
Shikun & Binui, Ltd.	55,757	135,770
Shufersal, Ltd.	16,287	90,081
Strauss Group, Ltd.	8,025	146,820
Summit Real Estate Holdings, Ltd.	7,820	56,102
The Phoenix Holdings, Ltd. (I)	18,426	85,799
Tower Semiconductor, Ltd. (I)	4,384	111,214
Tower Semiconductor, Ltd. (Tel Aviv Stock Exchange) (I)	10,765	277,851
Union Bank of Israel, Ltd. (I)	5,355	27,636
Italy 4.2%		25,363,066
A2A SpA	407,075	673,622
ACEA SpA	12,874	210,529
Aeffe SpA (I)(L)	10,932	22,530
Amplifon SpA	28,149	401,144
Anima Holding SpA (S)	59,203	377,374
Ansaldo STS SpA (I)	27,927	361,412
Arnoldo Mondadori Editore SpA (I)	31,284	58,060
Ascopiave SpA	17,432	71,065
Astaldi SpA	16,735	104,559
Autogrill SpA	31,810	387,255
Azimut Holding SpA	30,101	612,235

SEE NOTES TO FUND'S INVESTMENTS27

International Small Company Fund

	Shares	Value
Italy (continued)
Banca Carige SpA (I)(L)	14,180	$3,723
Banca Finnat Euramerica SpA	29,383	12,166
Banca Generali SpA	15,513	447,724
Banca IFIS SpA	6,823	258,664
Banca Mediolanum SpA	45,281	374,359
Banca Monte dei Paschi di Siena SpA (I)	1,513	25,631
Banca Popolare di Sondrio SCPA	120,253	462,426
Banca Profilo SpA	54,501	12,351
Banco BPM SpA (I)	387,848	1,211,625
Banco di Desio e della Brianza SpA	13,389	38,086
BasicNet SpA	7,065	30,656
BE	18,369	19,631
Biesse SpA	3,663	142,509
BPER Banca	136,098	667,523
Brembo SpA	39,175	624,191
Brunello Cucinelli SpA	6,285	162,300
Buzzi Unicem SpA	17,127	444,693
Cairo Communication SpA	24,706	118,174
Caltagirone Editore SpA (I)	5,211	4,803
Cembre SpA	1,340	30,039
Cementir Holding SpA	13,696	78,700
Cerved Information Solutions SpA	50,035	533,775
CIR-Compagnie Industriali Riunite SpA	92,299	140,224
Credito Emiliano SpA	19,880	150,016
Credito Valtellinese SpA (I)(L)	30,798	117,472
Danieli & C Officine Meccaniche SpA	3,407	85,953
Datalogic SpA	5,394	156,045
Davide Campari-Milano SpA	128,449	897,812
De' Longhi SpA	15,589	519,249
DeA Capital SpA (I)	4,303	6,195
DiaSorin SpA	7,555	585,275
Ei Towers SpA	4,462	266,216
El.En. SpA	2,847	95,949
Elica SpA (I)	3,807	8,074
ePrice SpA	3,924	17,222
ERG SpA	13,183	178,622
Esprinet SpA	6,709	48,365
Eurotech SpA (I)	10,718	16,904
Falck Renewables SpA	23,723	32,056
Fila SpA	765	16,271
Fincantieri SpA (I)	154,820	157,336
FinecoBank Banca Fineco SpA	43,105	324,583
FNM SpA	37,416	22,754
Geox SpA (L)	22,422	68,889
Gruppo Editoriale L'Espresso SpA (I)	40,030	38,780
Gruppo Mutuionline SpA	5,093	65,045
Hera SpA	266,098	876,417
IMMSI SpA (I)	78,958	35,286
Industria Macchine Automatiche SpA	4,122	368,642
Infrastrutture Wireless Italiane SpA (S)	52,355	310,228
Intek Group SpA (I)	26,355	9,544
Interpump Group SpA	19,231	564,171
Iren SpA	223,727	539,420
Italgas SpA	62,646	331,757

28SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Italy (continued)
Italmobiliare SpA	4,110	$112,166
Juventus Football Club SpA (I)	144,708	129,434
La Doria SpA	2,368	29,518
Maire Tecnimont SpA	28,602	119,995
MARR SpA	7,935	193,367
Mediaset SpA (I)	213,745	844,269
Moncler SpA	36,318	885,056
Nice SpA	3,458	14,640
OVS SpA (S)	34,229	242,984
Parmalat SpA	30,704	104,726
Piaggio & C SpA	36,407	79,672
Prelios SpA (I)	11,532	1,383
Prima Industrie SpA (I)	1,462	49,221
Prysmian SpA	51,134	1,423,808
RAI Way SpA (S)	4,221	21,534
Reno de Medici SpA	56,822	22,784
Reply SpA	1,073	211,942
Retelit SpA (I)	39,468	65,686
Sabaf SpA	1,856	32,957
SAES Getters SpA	1,603	34,207
Safilo Group SpA (I)	8,864	66,240
Saipem SpA (I)	155,937	634,817
Salini Impregilo SpA (L)	49,546	178,409
Salvatore Ferragamo SpA	12,729	355,648
Saras SpA	88,973	215,830
SAVE SpA	6,310	147,865
Servizi Italia SpA	3,687	19,089
Snai SpA (I)	17,023	30,114
Societa Cattolica di Assicurazioni SCRL	38,760	335,394
Societa Iniziative Autostradali e Servizi SpA	16,402	183,307
Sogefi SpA (I)	10,059	58,191
SOL SpA	7,845	91,297
Tiscali SpA (I)(L)	444,668	21,784
Tod's SpA	3,519	240,105
TREVI - Finanziaria Industriale SpA (I)	16,225	13,347
TXT e-solutions SpA	2,388	33,861
Unione di Banche Italiane SpA	139,741	529,233
Unipol Gruppo Finanziario SpA	152,365	635,647
UnipolSai Assicurazioni SpA	137,555	311,684
Vittoria Assicurazioni SpA	6,250	84,996
Yoox Net-A-Porter Group SpA (I)(L)	15,565	435,067
Zignago Vetro SpA	10,467	87,486
Japan 22.9%		138,664,948
A&D Company, Ltd.	5,600	22,808
Achilles Corp.	3,700	61,739
Adastria Company, Ltd.	7,140	189,031
ADEKA Corp.	23,791	346,433
Advan Company, Ltd.	5,000	51,697
Advance Create Company, Ltd.	1,600	27,663
Advanex, Inc. (L)	1,000	13,597
Aeon Delight Company, Ltd.	3,300	105,884
Aeon Fantasy Company, Ltd.	1,900	54,769
Aeon Hokkaido Corp.	5,400	29,107
Agro-kanesho Company, Ltd.	2,700	40,246

SEE NOTES TO FUND'S INVESTMENTS29

International Small Company Fund

	Shares	Value
Japan (continued)
Ahresty Corp.	5,600	$54,029
Ai Holdings Corp.	8,700	231,352
Aica Kogyo Company, Ltd.	12,800	373,127
Aichi Corp.	8,400	58,093
Aichi Steel Corp.	3,200	122,463
Aichi Tokei Denki Company, Ltd.	600	21,441
Aida Engineering, Ltd.	12,900	113,395
Ain Holdings, Inc.	4,800	386,167
Aiphone Company, Ltd.	3,100	50,943
Airport Facilities Company, Ltd.	6,300	33,328
Aisan Industry Company, Ltd.	9,800	78,051
Aisan Technology Company, Ltd. (L)	600	18,675
AIT Corp.	1,500	13,842
Aizawa Securities Company, Ltd.	6,300	38,167
Ajis Company, Ltd.	1,600	31,388
Akebono Brake Industry Company, Ltd. (I)	25,300	80,032
Albis Company, Ltd.	1,500	62,897
Alconix Corp.	3,200	54,460
Alinco, Inc.	4,200	40,648
Alpen Company, Ltd. (L)	4,900	85,568
Alpha Corp.	1,000	21,275
Alpha Systems, Inc.	1,120	20,371
Alpine Electronics, Inc.	10,415	149,053
Alps Logistics Company, Ltd.	4,500	30,312
Altech Corp.	1,800	61,817
Amano Corp.	16,500	370,904
Amiyaki Tei Company, Ltd.	900	33,080
Amuse, Inc.	2,400	66,835
Anest Iwata Corp.	8,400	78,039
Anicom Holdings, Inc. (L)	3,300	68,342
Anritsu Corp.	38,797	335,115
AOI Electronics Company, Ltd.	700	23,781
AOI TYO Holdings, Inc.	4,710	39,636
AOKI Holdings, Inc.	11,200	145,118
Aoyama Trading Company, Ltd.	12,900	465,292
Apamanshop Holdings Company, Ltd. (L)	1,500	10,339
Arakawa Chemical Industries, Ltd.	4,300	75,519
Arata Corp.	2,800	90,000
Araya Industrial Company, Ltd.	12,000	20,471
Arcland Sakamoto Company, Ltd.	7,200	94,906
Arcland Service Company, Ltd.	1,600	51,217
Arcs Company, Ltd.	9,684	209,423
Ardepro Company, Ltd. (L)	38,000	56,202
Arealink Company, Ltd.	1,000	13,315
Argo Graphics, Inc.	1,400	32,745
Ariake Japan Company, Ltd.	3,300	236,539
Arisawa Manufacturing Company, Ltd.	9,300	68,434
Arrk Corp. (I)(L)	24,300	24,572
Artnature, Inc.	4,100	26,765
ArtSpark Holdings, Inc.	500	6,274
As One Corp.	1,800	84,355
Asahi Broadcasting Corp.	900	6,280
Asahi Company, Ltd.	4,200	50,428
Asahi Diamond Industrial Company, Ltd.	14,000	102,503

30SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Asahi Holdings, Inc.	7,600	$129,474
Asahi Kogyosha Company, Ltd.	1,300	36,616
Asahi Net, Inc.	3,000	13,080
Asahi Printing Company, Ltd.	700	16,669
ASAHI YUKIZAI CORP.	19,000	40,833
Asante, Inc.	1,400	22,943
Asanuma Corp.	17,000	50,022
Asatsu-DK, Inc.	7,700	188,854
Ashimori Industry Company, Ltd.	9,000	16,018
Asia Pile Holdings Corp.	6,400	37,735
ASKA Pharmaceutical Company, Ltd.	4,400	69,406
ASKUL Corp. (L)	4,900	143,804
Asti Corp. (L)	2,000	11,027
Asunaro Aoki Construction Company, Ltd.	4,000	31,524
Ateam, Inc.	2,800	76,275
Atom Corp.	20,700	136,816
Atsugi Company, Ltd.	40,000	44,045
Autobacs Seven Company, Ltd.	18,000	283,934
Avex Group Holdings, Inc.	9,400	120,913
Axell Corp.	1,700	12,147
Axial Retailing, Inc.	3,800	152,393
Azbil Corp.	16,000	583,084
Bando Chemical Industries, Ltd.	9,500	87,343
Bank of the Ryukyus, Ltd.	9,100	121,166
Belc Company, Ltd.	2,700	126,767
Bell System24 Holdings, Inc.	4,500	42,957
Belluna Company, Ltd.	12,200	143,868
Benefit One, Inc.	3,800	144,533
Best Denki Company, Ltd.	17,900	26,021
Bic Camera, Inc.	21,600	229,482
Biofermin Pharmaceutical Company, Ltd.	1,500	40,969
BML, Inc.	5,600	114,402
Bookoff Corp.	2,900	20,242
BP Castrol KK	1,900	32,576
Broadband Tower, Inc.	13,500	29,285
Broadleaf Company, Ltd.	10,200	65,977
BRONCO BILLY Company, Ltd. (L)	2,300	54,171
Bunka Shutter Company, Ltd.	15,300	120,442
C Uyemura & Company, Ltd.	2,000	106,026
CAC Holdings Corp.	4,000	37,819
Can Do Company, Ltd.	2,700	40,878
Canon Electronics, Inc.	5,500	105,978
Capcom Company, Ltd.	10,700	252,486
Career Design Center Company, Ltd.	200	2,284
Carlit Holdings Company, Ltd.	4,600	23,354
Cawachi, Ltd.	4,800	119,776
Central Glass Company, Ltd.	53,432	217,426
Central Security Patrols Company, Ltd.	2,100	35,010
Central Sports Company, Ltd.	1,500	57,215
Chilled & Frozen Logistics Holdings Company, Ltd.	1,000	13,154
CHIMNEY Company, Ltd.	1,300	31,968
Chino Corp.	1,500	16,400
Chiyoda Company, Ltd.	4,100	102,739
Chiyoda Integre Company, Ltd.	3,100	63,884

SEE NOTES TO FUND'S INVESTMENTS31

International Small Company Fund

	Shares	Value
Japan (continued)
Chofu Seisakusho Company, Ltd.	2,300	$55,733
Chori Company, Ltd.	3,300	58,405
Chubu Shiryo Company, Ltd.	5,200	64,573
Chudenko Corp.	5,600	141,928
Chuetsu Pulp & Paper Company, Ltd.	24,000	52,436
Chugai Mining Company, Ltd. (I)	34,900	8,817
Chugai Ro Company, Ltd.	17,000	32,696
Chugoku Marine Paints, Ltd.	13,600	99,078
Chuo Gyorui Company, Ltd.	3,000	7,638
Chuo Spring Company, Ltd.	1,000	3,063
CI Takiron Corp.	8,000	40,728
Ci:z Holdings Company, Ltd.	5,900	192,072
Citizen Watch Company, Ltd.	69,400	452,705
CKD Corp.	12,500	191,265
Clarion Company, Ltd.	26,000	94,369
Cleanup Corp.	5,300	38,902
CMIC Holdings Company, Ltd.	2,300	28,893
CMK Corp.	13,100	103,975
Coco's Japan Company, Ltd. (L)	1,200	22,210
cocokara fine, Inc.	4,030	203,812
COLOPL, Inc. (L)	3,000	32,654
Colowide Company, Ltd.	13,000	217,416
Computer Engineering & Consulting, Ltd.	3,700	78,554
Comture Corp.	800	33,465
CONEXIO Corp.	3,500	61,317
COOKPAD, Inc. (L)	13,000	103,173
Corona Corp.	3,900	40,144
Cosel Company, Ltd.	5,400	67,259
Cosmo Energy Holdings Company, Ltd.	15,763	229,896
Cota Company, Ltd.	1,100	11,957
Create Restaurants Holdings, Inc.	7,500	67,123
Create SD Holdings Company, Ltd.	6,400	151,445
Creek & River Company, Ltd.	1,300	11,430
Cresco, Ltd.	1,400	48,431
CROOZ, Inc. (L)	1,900	49,995
CTI Engineering Company, Ltd.	2,900	29,340
Cybozu, Inc.	3,200	13,894
D.A. Consortium Holdings, Inc.	4,800	70,231
Dai Nippon Toryo Company, Ltd.	33,000	80,508
Dai-Dan Company, Ltd.	7,000	77,969
Dai-ichi Seiko Company, Ltd.	1,200	20,964
Daibiru Corp.	12,100	123,104
Daido Kogyo Company, Ltd.	12,000	31,409
Daido Metal Company, Ltd.	7,900	68,019
Daido Steel Company, Ltd.	72,000	393,905
Daidoh, Ltd.	7,200	27,631
Daihatsu Diesel Manufacturing Company, Ltd.	5,200	31,654
Daihen Corp.	24,000	182,923
Daiho Corp.	19,000	92,109
Daiichi Jitsugyo Company, Ltd.	12,000	66,097
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	5,000	62,460
Daiichikosho Company, Ltd.	8,500	410,775
Daiken Corp.	4,000	85,039
Daiken Medical Company, Ltd.	2,900	20,163

32SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Daiki Aluminium Industry Company, Ltd.	8,000	$43,690
Daikoku Denki Company, Ltd.	2,700	42,185
Daikokutenbussan Company, Ltd.	1,600	79,023
Daikokuya Holdings Company, Ltd. (I)(L)	19,600	12,211
Daikyo, Inc.	79,144	160,803
Daikyonishikawa Corp.	5,700	76,020
Dainichi Company, Ltd.	2,100	14,128
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	17,000	125,191
Daio Paper Corp. (L)	17,900	219,442
Daiseki Company, Ltd.	9,500	203,875
Daiseki Eco. Solution Company, Ltd. (L)	1,320	15,267
Daishinku Corp.	1,200	16,257
Daisue Construction Company, Ltd.	2,300	19,872
Daisyo Corp. (L)	2,100	32,828
Daito Pharmaceutical Company, Ltd.	2,750	55,630
Daiwa Industries, Ltd.	5,000	54,748
Daiwabo Holdings Company, Ltd.	43,000	157,287
DCM Holdings Company, Ltd.	25,020	219,121
Denka Company, Ltd.	109,000	548,508
Denki Kogyo Company, Ltd.	12,000	60,663
Denyo Company, Ltd.	3,800	61,804
Descente, Ltd.	9,900	120,202
Dexerials Corp. (I)	9,900	85,319
Digital Arts, Inc.	2,800	100,935
Digital Garage, Inc.	2,500	44,462
Dip Corp.	5,200	117,732
DKS Company, Ltd.	14,000	59,016
DMG Mori Company, Ltd.	28,200	443,464
Doshisha Company, Ltd.	6,500	122,480
Doutor Nichires Holdings Company, Ltd.	7,693	164,819
DSB Company, Ltd.	2,200	12,292
DTS Corp.	5,400	160,550
Dunlop Sports Company, Ltd.	2,300	22,461
Duskin Company, Ltd.	9,700	242,855
DyDo Group Holdings, Inc.	1,200	59,909
Dynic Corp.	1,000	1,724
Eagle Industry Company, Ltd.	6,600	106,616
Earth Chemical Company, Ltd.	2,500	132,934
Ebara Jitsugyo Company, Ltd.	1,300	17,076
Eco's Company, Ltd.	1,000	10,756
EDION Corp. (L)	17,700	168,992
EF-On, Inc.	3,400	34,146
eGuarantee, Inc. (L)	1,200	27,982
Eidai Company, Ltd.	8,000	36,471
Eiken Chemical Company, Ltd.	3,500	103,381
Eizo Corp.	4,400	174,660
Elecom Company, Ltd.	4,600	97,316
Elematec Corp.	2,700	43,977
Em Systems Company, Ltd.	2,000	39,551
en-japan, Inc.	5,900	163,803
Endo Lighting Corp.	3,000	30,632
Eneres Company, Ltd. (I)	2,400	10,544
Enigmo, Inc. (I)	1,300	26,256
Enplas Corp.	2,400	70,974

SEE NOTES TO FUND'S INVESTMENTS33

International Small Company Fund

	Shares	Value
Japan (continued)
Enshu, Ltd. (I)(L)	18,000	$13,974
EPS Holdings, Inc.	8,400	126,594
eRex Company, Ltd. (L)	6,100	57,743
ES-Con Japan, Ltd. (L)	6,400	25,551
ESPEC Corp.	5,500	82,613
Excel Company, Ltd. (L)	1,400	18,091
Exedy Corp.	7,800	213,071
F-Tech, Inc.	3,400	41,004
F@N Communications, Inc.	11,600	101,966
Faith, Inc.	510	5,481
FALCO HOLDINGS Company, Ltd.	1,000	13,446
Fancl Corp.	4,200	78,864
FCC Company, Ltd.	8,400	162,564
FDK Corp. (I)(L)	25,000	28,425
Feed One Company, Ltd.	21,840	43,385
Ferrotec Holdings, Corp.	8,400	120,563
FIDEA Holdings Company, Ltd.	52,706	89,925
Fields Corp.	4,000	43,009
Financial Products Group Company, Ltd.	16,800	151,970
FINDEX, Inc. (L)	3,900	32,680
First Juken Company, Ltd.	1,100	15,164
Fixstars Corp. (L)	400	11,517
FJ Next Company, Ltd. (L)	5,300	39,306
Foster Electric Company, Ltd.	6,800	101,592
FP Corp.	5,800	305,832
France Bed Holdings Company, Ltd.	5,200	45,304
Freebit Company, Ltd. (L)	1,500	13,436
Freund Corp. (L)	3,000	40,464
FTGroup Company, Ltd.	3,900	29,896
Fudo Tetra Corp.	42,200	69,346
Fuji Company, Ltd.	5,000	125,002
Fuji Corp.	1,900	34,062
Fuji Corp., Ltd.	7,900	51,714
Fuji Kiko Company, Ltd.	7,000	46,592
Fuji Kosan Company, Ltd.	1,100	4,912
Fuji Kyuko Company, Ltd.	10,000	102,651
Fuji Oil Company, Ltd.	13,800	41,807
Fuji Oil Holdings, Inc.	14,900	362,598
Fuji Pharma Company, Ltd.	2,200	80,623
Fuji Seal International, Inc.	10,800	271,423
Fuji Soft, Inc.	5,500	162,432
Fujibo Holdings, Inc.	2,800	83,180
Fujicco Company, Ltd.	4,000	94,654
Fujikura Kasei Company, Ltd.	7,000	39,277
Fujikura Rubber, Ltd.	3,100	18,345
Fujikura, Ltd.	58,000	496,759
Fujimi, Inc.	4,100	84,484
Fujimori Kogyo Company, Ltd.	3,900	117,315
Fujio Food System Company, Ltd.	1,400	43,984
Fujisash Company, Ltd.	26,500	23,431
Fujishoji Company, Ltd.	2,400	24,761
Fujita Kanko, Inc. (L)	16,000	51,022
Fujitec Company, Ltd.	14,000	162,056
Fujitsu Frontech, Ltd.	3,400	53,623

34SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Fujitsu General, Ltd.	6,000	$138,632
Fujiya Company, Ltd.	21,000	48,526
Fukoku Company, Ltd.	3,000	25,511
Fukuda Corp.	6,000	54,822
Fukui Computer Holdings, Inc.	1,700	54,650
Fukushima Industries Corp.	3,700	143,681
Fukuyama Transporting Company, Ltd.	32,000	204,465
Fullcast Holdings Company, Ltd.	6,200	73,749
Fumakilla, Ltd. (L)	4,000	29,698
Funai Electric Company, Ltd.	3,500	27,296
Funai Soken Holdings, Inc.	6,820	153,040
Furukawa Battery Company, Ltd. (L)	2,000	13,992
Furukawa Company, Ltd.	75,000	131,985
Furukawa Electric Company, Ltd.	1,800	80,524
Furuno Electric Company, Ltd.	7,700	46,613
Furusato Industries, Ltd.	3,100	48,242
Furuya Metal Company, Ltd.	700	15,408
Fuso Chemical Company, Ltd.	4,100	142,556
Fuso Pharmaceutical Industries, Ltd.	1,900	47,297
Futaba Corp.	4,857	83,950
Futaba Industrial Company, Ltd.	14,300	111,581
Future Corp.	6,000	46,361
Fuyo General Lease Company, Ltd.	4,600	248,710
G-7 Holdings, Inc.	1,300	26,572
G-Tekt Corp.	5,000	91,977
Gakken Holdings Company, Ltd.	1,300	37,692
Gakkyusha Company, Ltd.	2,400	31,828
GCA Corp. (L)	5,100	42,180
Gecoss Corp.	3,700	37,696
Genki Sushi Company, Ltd.	1,600	32,011
Genky Stores, Inc. (L)	1,400	37,713
Geo Holdings Corp.	8,500	89,557
Geostr Corp.	4,600	41,427
Gfoot Company, Ltd. (L)	3,500	24,711
Giken, Ltd.	2,000	50,187
GLOBERIDE, Inc.	2,800	49,316
Glory, Ltd.	11,100	376,882
GMO Click Holdings, Inc. (L)	5,500	38,229
GMO Internet, Inc.	17,500	231,459
GMO Payment Gateway, Inc. (L)	4,200	244,658
Godo Steel, Ltd.	3,000	48,227
Gokurakuyu Company, Ltd. (L)	1,600	11,695
Goldcrest Company, Ltd.	5,270	109,800
Grandy House Corp.	3,100	11,818
Gree, Inc.	26,700	221,090
GS Yuasa Corp.	88,000	394,924
GSI Creos Corp.	11,000	14,797
Gun-Ei Chemical Industry Company, Ltd.	1,400	46,079
Gunze, Ltd.	43,000	152,895
Gurunavi, Inc.	6,800	121,565
H-One Company, Ltd.	6,500	77,556
H2O Retailing Corp.	12,200	204,497
Hagihara Industries, Inc.	1,500	35,711
Hagiwara Electric Company, Ltd.	2,200	45,185

SEE NOTES TO FUND'S INVESTMENTS35

International Small Company Fund

	Shares	Value
Japan (continued)
Hakuto Company, Ltd.	3,500	$44,054
Hakuyosha Company, Ltd.	200	5,418
Halows Company, Ltd.	1,900	39,832
Hamakyorex Company, Ltd.	4,400	99,932
HANEDA ZENITH HOLDINGS Company, Ltd.	7,200	18,385
Hanwa Company, Ltd.	44,000	306,066
Happinet Corp.	4,100	81,167
Hard Off Corporation Company, Ltd.	2,200	21,814
Harima Chemicals Group, Inc.	2,400	16,702
Haruyama Trading Company, Ltd.	2,700	24,235
Hayashikane Sangyo Company, Ltd.	1,900	14,415
Hazama Ando Corp.	43,600	314,976
Hearts United Group Company, Ltd. (L)	3,200	45,088
Heiwa Corp.	1,700	36,988
Heiwa Real Estate Company, Ltd.	10,200	168,978
Heiwado Company, Ltd.	7,700	166,487
Helios Techno Holding Company, Ltd.	2,700	18,778
HI-LEX Corp.	6,400	160,633
Hibiya Engineering, Ltd.	4,700	74,070
Hiday Hidaka Corp.	4,642	102,577
Himaraya Company, Ltd.	600	4,501
Hioki EE Corp.	2,600	51,630
Hirakawa Hewtech Corp.	2,200	28,824
Hiramatsu, Inc.	7,300	43,007
Hirata Corp. (L)	1,100	112,694
Hiroshima Gas Company, Ltd.	12,400	39,072
HIS Company, Ltd.	9,300	263,030
Hisaka Works, Ltd.	4,000	33,972
Hitachi Kokusai Electric, Inc.	10,700	252,232
Hitachi Maxell, Ltd.	6,100	119,712
Hitachi Transport System, Ltd.	7,900	178,199
Hitachi Zosen Corp.	44,880	211,899
Hito Communications, Inc.	600	10,098
Hochiki Corp.	4,600	65,377
Hodogaya Chemical Company, Ltd.	1,600	60,340
Hogy Medical Company, Ltd.	2,800	189,319
Hokkaido Coca-Cola Bottling Company, Ltd.	1,000	6,410
Hokkaido Electric Power Company, Inc.	46,200	353,221
Hokkaido Gas Company, Ltd.	19,000	46,499
Hokkan Holdings, Ltd.	17,000	68,762
Hokko Chemical Industry Company, Ltd.	5,000	20,684
Hokuetsu Industries Company, Ltd.	4,900	40,466
Hokuetsu Kishu Paper Company, Ltd.	35,000	269,004
Hokuhoku Financial Group, Inc.	20,300	297,728
Hokuriku Electric Industry Company, Ltd.	13,000	16,308
Hokuriku Electric Power Company (L)	27,200	265,316
Hokuriku Electrical Construction Company, Ltd.	1,600	13,272
Hokuto Corp.	6,700	121,460
Honda Tsushin Kogyo Company, Ltd.	1,600	20,735
Honeys Holdings Company, Ltd.. (L)	3,760	38,292
Hoosiers Holdings	8,400	65,358
Horiba, Ltd.	8,692	531,659
Hosiden Corp.	14,000	158,894
Hosokawa Micron Corp.	1,400	60,734

36SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
House Foods Group, Inc.	10,800	$270,976
Howa Machinery, Ltd. (L)	3,200	23,008
I-Net Corp.	2,200	25,436
I-O Data Device, Inc.	1,200	14,802
Ibiden Company, Ltd.	26,600	476,173
IBJ Leasing Company, Ltd.	7,600	169,540
IBJ, Inc. (L)	2,600	15,493
Ichibanya Company, Ltd.	2,500	83,305
Ichigo, Inc.	50,000	143,998
Ichiken Company, Ltd.	8,000	28,827
Ichikoh Industries, Ltd.	7,000	42,944
Ichinen Holdings Company, Ltd.	3,800	39,835
Ichiyoshi Securities Company, Ltd.	10,700	85,079
Icom, Inc.	1,000	23,890
Idec Corp.	7,800	107,671
IDOM, Inc.	17,400	95,708
Iino Kaiun Kaisha, Ltd.	25,700	106,204
IJT Technology Holdings Company, Ltd.	5,760	31,490
Ikegami Tsushinki Company, Ltd. (L)	19,000	25,705
Imagica Robot Holdings, Inc. (L)	2,700	19,610
Imasen Electric Industrial	4,200	45,599
Imperial Hotel, Ltd.	1,600	31,072
Inaba Denki Sangyo Company, Ltd.	6,500	239,231
Inaba Seisakusho Company, Ltd.	1,900	23,914
Inabata & Company, Ltd.	12,400	151,666
Inageya Company, Ltd.	7,800	131,738
Ines Corp.	7,100	73,885
Infocom Corp.	2,800	54,380
Infomart Corp.	17,800	133,897
Information Services International-Dentsu, Ltd.	3,200	76,932
Innotech Corp.	3,900	24,269
Intage Holdings, Inc.	4,700	91,778
Internet Initiative Japan, Inc.	8,700	169,584
Inui Global Logistics Company, Ltd.	4,890	39,416
Iriso Electronics Company, Ltd.	2,100	163,213
Ise Chemical Corp.	3,000	12,868
Iseki & Company, Ltd.	38,000	76,523
Ishihara Sangyo Kaisha, Ltd. (I)	9,100	87,301
Ishii Iron Works Company, Ltd.	900	13,325
Istyle, Inc.	5,100	49,412
Itfor, Inc.	6,100	33,931
Itochu Enex Company, Ltd.	11,400	93,562
Itochu-Shokuhin Company, Ltd.	1,400	60,103
Itoki Corpitoki Corp.	11,100	74,354
IwaiCosmo Holdings, Inc.	5,200	54,874
Iwaki & Company, Ltd.	9,000	25,923
Iwasaki Electric Company, Ltd.	17,000	26,565
Iwatani Corp.	45,000	293,742
Iwatsu Electric Company, Ltd.	18,000	13,481
Izutsuya Company, Ltd. (I)	2,500	10,022
J Trust Company, Ltd.	18,200	130,145
J-Oil Mills, Inc.	2,600	94,593
JAC Recruitment Company, Ltd.	2,500	36,447
Jaccs Company, Ltd.	43,000	184,079

SEE NOTES TO FUND'S INVESTMENTS37

International Small Company Fund

	Shares	Value
Japan (continued)
Jalux, Inc.	1,500	$37,146
Jamco Corp.	2,600	60,900
Janome Sewing Machine Company, Ltd.	4,700	37,686
Japan Asia Group, Ltd.	2,700	10,310
Japan Asset Marketing Company, Ltd. (I)(L)	43,600	49,968
Japan Aviation Electronics Industry, Ltd.	11,000	147,596
Japan Cash Machine Company, Ltd. (L)	3,800	39,545
Japan Display, Inc. (I)(L)	94,000	167,748
Japan Drilling Company, Ltd. (I)(L)	1,200	23,500
Japan Lifeline Company, Ltd.	3,300	122,397
Japan Material Company, Ltd. (L)	4,200	74,234
Japan Medical Dynamic Marketing, Inc.	3,400	25,916
Japan Property Management Center Company, Ltd.	2,900	33,008
Japan Pulp & Paper Company, Ltd.	24,000	85,577
Japan Radio Company, Ltd.	3,600	43,403
Japan Securities Finance Company, Ltd.	23,200	115,401
Japan Transcity Corp.	12,000	48,615
Jastec Company, Ltd.	2,100	22,073
JBCC Holdings, Inc.	4,900	37,013
JCU Corp.	3,000	113,225
Jeol, Ltd.	21,000	104,966
Jimoto Holdings, Inc.	15,700	27,911
JINS, Inc.	2,900	169,636
JK Holdings Company, Ltd.	3,600	20,661
JMS Company, Ltd.	7,000	19,774
Joban Kosan Company, Ltd.	2,000	33,043
Joshin Denki Company, Ltd.	8,000	101,521
JP-Holdings, Inc. (L)	14,400	40,287
JSP Corp.	5,300	129,941
Juki Corp.	7,100	92,910
Justsystems Corp.	8,900	133,146
JVC Kenwood Corp.	33,728	88,601
K&O Energy Group, Inc.	4,100	66,314
K's Holdings Corp.	20,600	424,101
kabu.com Securities Company, Ltd.	33,900	109,576
Kadokawa Dwango Corp.	11,457	142,014
Kaga Electronics Company, Ltd.	5,300	97,582
Kakiyasu Honten Company, Ltd.	2,100	36,845
Kameda Seika Company, Ltd.	3,000	155,775
Kamei Corp.	5,400	64,852
Kanaden Corp.	4,000	39,718
Kanagawa Chuo Kotsu Company, Ltd.	8,000	52,580
Kanamoto Company, Ltd.	6,500	178,353
Kandenko Company, Ltd.	27,000	275,516
Kaneko Seeds Company, Ltd.	1,600	20,892
Kanematsu Corp.	93,000	182,298
Kanematsu Electronics, Ltd.	3,300	102,349
Kansai Urban Banking Corp.	6,200	71,253
Kanto Denka Kogyo Company, Ltd.	9,300	76,036
Kappa Create Company, Ltd. (I)	7,200	81,712
Kasai Kogyo Company, Ltd.	7,000	85,613
Katakura Industries Company, Ltd.	5,900	68,461
Kato Sangyo Company, Ltd.	6,000	152,167
Kato Works Company, Ltd.	2,200	64,142

38SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
KAWADA TECHNOLOGIES, Inc.	900	$54,163
Kawai Musical Instruments Manufacturing Company, Ltd.	1,700	35,548
Kawasaki Kisen Kaisha, Ltd. (I)(L)	254,000	657,979
Kawasumi Laboratories, Inc.	3,500	21,428
Keihanshin Building Company, Ltd.	9,400	56,517
Keihin Company, Ltd.	10,000	14,175
Keihin Corp.	11,300	155,080
Keiyo Company, Ltd.	9,700	63,322
Kenedix, Inc.	23,700	117,887
Kenko Mayonnaise Company, Ltd.	2,400	68,440
Key Coffee, Inc.	4,300	84,984
KFC Holdings Japan, Ltd.	3,500	62,631
KI Holdings Company, Ltd. (I)	3,000	7,909
Kimoto Company, Ltd.	6,700	15,016
Kimura Chemical Plants Company, Ltd.	2,700	8,874
Kimura Unity Company, Ltd.	100	1,013
King Jim Company, Ltd.	3,700	30,874
Kintetsu Department Store Company, Ltd. (I)	9,000	29,003
Kintetsu World Express, Inc.	7,900	121,421
Kissei Pharmaceutical Company, Ltd.	4,200	107,801
Kitagawa Iron Works Company, Ltd.	2,800	57,656
Kitano Construction Corp.	15,000	43,749
Kito Corp.	5,100	52,857
Kitz Corp.	20,900	172,250
KLab, Inc. (I)(L)	7,500	89,606
KNT-CT Holdings Company, Ltd. (I)	32,000	40,764
Koa Corp.	7,400	130,131
Koatsu Gas Kogyo Company, Ltd.	7,300	50,810
Kobe Bussan Company, Ltd.	1,600	62,050
Kobe Electric Railway Company, Ltd. (I)	4,000	14,197
Kobelco Eco-Solutions Company, Ltd.	6,000	24,004
Kogi Corp.	6,000	11,426
Kohnan Shoji Company, Ltd.	7,300	140,251
Kohsoku Corp.	3,200	29,883
Koike Sanso Kogyo Company, Ltd.	5,000	13,084
Kojima Company, Ltd. (I)	9,900	27,263
Kokusai Company, Ltd.	2,400	18,456
Kokuyo Company, Ltd.	22,673	301,226
KOMAIHALTEC, Inc.	1,200	24,942
Komatsu Seiren Company, Ltd.	4,000	26,614
Komatsu Wall Industry Company, Ltd.	2,000	36,602
Komehyo Company, Ltd.	900	10,265
Komeri Company, Ltd.	7,800	197,729
Komori Corp.	6,524	86,143
Konaka Company, Ltd.	6,300	33,623
Kondotec, Inc.	4,700	38,785
Konishi Company, Ltd.	7,500	103,776
Konoike Transport Company, Ltd.	7,900	112,527
Kosaido Company, Ltd. (I)	3,700	12,064
Kosei Securities Company, Ltd. (L)	19,000	26,578
Koshidaka Holdings Company, Ltd.	1,800	41,212
Kotobuki Spirits Company, Ltd.	4,900	168,803
Kourakuen Corp.	2,900	48,271
Krosaki Harima Corp.	12,000	47,324

SEE NOTES TO FUND'S INVESTMENTS39

International Small Company Fund

	Shares	Value
Japan (continued)
KRS Corp.	1,800	$43,672
Kumagai Gumi Company, Ltd.	81,000	251,587
Kumiai Chemical Industry Company, Ltd.	23,190	136,071
Kura Corp.	2,800	127,224
Kurabo Industries, Ltd.	41,000	96,971
Kureha Corp.	3,600	180,406
Kurimoto, Ltd.	2,400	42,478
Kuriyama Holdings Corp.	900	14,459
Kuroda Electric Company, Ltd.	8,500	162,286
Kusuri no Aoki Holdings Company, Ltd.	4,100	199,186
KYB Corp.	54,000	263,675
Kyodo Printing Company, Ltd.	22,000	75,286
Kyoei Steel, Ltd.	5,100	77,373
Kyokuto Boeki Kaisha, Ltd.	10,000	24,201
Kyokuto Kaihatsu Kogyo Company, Ltd.	6,700	108,647
Kyokuto Securities Company, Ltd.	6,300	92,671
Kyokuyo Company, Ltd.	2,800	77,235
KYORIN Holdings, Inc.	10,600	218,331
Kyoritsu Maintenance Company, Ltd.	6,080	174,801
Kyoritsu Printing Company, Ltd.	9,100	27,776
Kyosan Electric Manufacturing Company, Ltd.	12,000	58,820
Kyowa Electronics Instruments Company, Ltd.	8,000	31,773
Kyowa Exeo Corp.	23,400	388,747
Kyowa Leather Cloth Company, Ltd.	2,800	23,767
Kyudenko Corp.	9,100	322,930
Kyushu Financial Group, Inc.	50,680	311,529
LAC Company, Ltd.	4,100	48,517
Lacto Japan Company, Ltd.	700	17,493
Land Business Company, Ltd.	5,600	14,977
Laox Company, Ltd. (I)	8,000	36,614
Lasertec Corp.	9,400	136,964
LEC, Inc.	2,000	54,818
Leopalace21 Corp.	65,000	382,492
Life Corp.	3,500	94,397
Lifull Company, Ltd.	13,100	83,503
Linical Company, Ltd.	3,200	47,756
Link And Motivation, Inc. (L)	8,500	60,142
Lintec Corp.	12,300	291,374
Look, Inc. (L)	9,000	18,936
M&A Capital Partners Company, Ltd. (I)(L)	1,500	73,441
Macnica Fuji Electronics Holdings, Inc.	9,300	135,760
Maeda Corp.	31,000	334,952
Maeda Kosen Company, Ltd.	4,900	68,378
Maeda Road Construction Company, Ltd.	16,000	324,159
Maezawa Kasei Industries Company, Ltd.	2,000	21,425
Maezawa Kyuso Industries Company, Ltd.	2,500	34,896
Makino Milling Machine Company, Ltd.	23,575	193,983
Mamezou Holdings Company, Ltd.	3,200	30,018
Mamiya-Op Company, Ltd. (L)	2,000	21,471
Mandom Corp.	1,770	92,413
Mani, Inc.	6,200	175,211
Mars Engineering Corp.	2,800	59,698
Marubun Corp.	5,600	37,802
Marudai Food Company, Ltd.	24,000	111,409

40SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Marufuji Sheet Piling Company, Ltd.	3,000	$6,988
Maruha Nichiro Corp.	10,681	305,724
Maruka Machinery Company, Ltd.	1,000	17,109
Marusan Securities Company, Ltd.	12,261	96,708
Maruwa Company, Ltd.	2,500	92,497
Maruwa Unyu Kikan Company, Ltd. (L)	1,500	42,185
Maruyama Manufacturing Company, Inc.	900	14,490
Maruzen Chi Holdings Company, Ltd. (I)	1,000	3,106
Maruzen Showa Unyu Company, Ltd.	11,000	44,492
Marvelous, Inc.	7,900	88,357
Matsuda Sangyo Company, Ltd.	4,620	60,946
Matsui Construction Company, Ltd.	5,700	45,496
Matsui Securities Company, Ltd.	5,400	44,076
Matsuya Company, Ltd.	6,100	53,809
Matsuya Foods Company, Ltd.	2,200	82,533
Max Company, Ltd.	8,000	116,294
Maxvalu Tokai Company, Ltd.	1,300	22,885
MCJ Company, Ltd.	8,000	90,780
MEC Company, Ltd. (L)	4,900	57,110
Media Do Company, Ltd.	800	18,124
Medical System Network Company, Ltd.	3,700	16,167
Megachips Corp.	600	14,437
Megmilk Snow Brand Company, Ltd.	11,700	353,869
Meidensha Corp.	47,086	158,617
Meiji Shipping Company, Ltd.	6,300	23,432
Meiko Electronics Company, Ltd. (L)	5,700	69,058
Meiko Network Japan Company, Ltd.	6,400	79,395
Meisei Industrial Company, Ltd.	10,600	61,241
Meitec Corp.	7,200	305,787
Meito Sangyo Company, Ltd.	1,500	19,473
Meiwa Corp.	7,500	28,250
Meiwa Estate Company, Ltd.	3,300	26,542
Melco Holdings, Inc.	2,900	83,452
Menicon Company, Ltd.	2,000	62,946
METAWATER Company, Ltd.	3,100	84,668
Micronics Japan Company, Ltd. (L)	9,300	88,890
Mie Kotsu Group Holdings, Inc.	14,600	51,931
Mikuni Corp.	6,200	25,490
Milbon Company, Ltd.	2,460	135,264
Mimaki Engineering Company, Ltd.	1,900	10,633
Mimasu Semiconductor Industry Company, Ltd.	4,200	69,234
Ministop Company, Ltd.	4,000	81,718
Miraial Company, Ltd.	1,500	12,201
Mirait Holdings Corp.	15,880	160,701
Miroku Jyoho Service Company, Ltd.	4,700	97,771
Misawa Homes Company, Ltd.	5,500	48,642
Mitani Corp.	4,200	157,621
Mitani Sekisan Company, Ltd.	3,200	75,127
Mito Securities Company, Ltd.	14,400	39,759
Mitsuba Corp.	8,800	151,637
Mitsubishi Kakoki Kaisha, Ltd.	19,000	40,999
Mitsubishi Nichiyu Forklift Company, Ltd.	5,900	35,897
Mitsubishi Paper Mills, Ltd. (I)	8,438	56,297
Mitsubishi Pencil Company, Ltd.	2,900	167,348

SEE NOTES TO FUND'S INVESTMENTS41

International Small Company Fund

	Shares	Value
Japan (continued)
Mitsubishi Research Institute, Inc.	1,700	$47,786
Mitsubishi Shokuhin Company, Ltd.	3,300	98,518
Mitsubishi Steel Manufacturing Company, Ltd.	48,000	106,567
Mitsuboshi Belting, Ltd.	13,000	136,640
Mitsui Engineering & Shipbuilding Company, Ltd.	197,000	270,432
Mitsui High-Tec, Inc.	6,600	73,666
Mitsui Home Company, Ltd.	7,000	47,096
Mitsui Matsushima Company, Ltd.	4,100	50,579
Mitsui Mining & Smelting Company, Ltd.	160,000	636,429
Mitsui Sugar Company, Ltd.	4,400	130,457
Mitsui-Soko Holdings Company, Ltd.	31,000	87,890
Mitsumura Printing Company, Ltd.	4,000	9,108
Mitsuuroko Group Holdings Company, Ltd.	8,000	50,639
Miyaji Engineering Group, Inc.	9,000	20,303
Miyoshi Oil & Fat Company, Ltd.	10,000	12,639
Mizuno Corp.	25,000	141,819
Mochida Pharmaceutical Company, Ltd.	2,300	162,669
Modec, Inc.	5,300	121,558
Monex Group, Inc.	46,500	112,879
Moresco Corp.	900	16,569
Morinaga & Company, Ltd.	8,800	524,447
Morinaga Milk Industry Company, Ltd.	48,000	402,980
Morita Holdings Corp.	7,400	111,055
Morito Company, Ltd. (L)	4,800	38,046
Morozoff, Ltd.	9,000	48,429
Morpho, Inc. (I)(L)	400	16,377
Mory Industries, Inc.	1,400	28,994
Mr. Max Corp.	3,200	13,813
MTI, Ltd.	9,900	58,558
Mugen Estate Company, Ltd. (L)	2,300	19,425
Murakami Corp.	2,100	42,837
Musashi Seimitsu Industry Company, Ltd.	5,400	138,889
Mutoh Holdings Company, Ltd.	6,000	13,112
N Field Company, Ltd. (L)	2,000	25,718
NAC Company, Ltd.	3,400	30,407
Nachi-Fujikoshi Corp.	43,000	216,932
Nafco Company, Ltd.	3,200	51,222
Nagaileben Company, Ltd.	2,300	52,517
Nagano Keiki Company, Ltd.	700	4,462
Nagase & Company, Ltd.	23,100	329,469
Nagatanien Holdings Company, Ltd.	6,000	76,011
Nagawa Company, Ltd.	1,100	39,914
Nakabayashi Company, Ltd.	7,000	17,759
Nakamuraya Company, Ltd.	1,000	45,049
Nakanishi, Inc.	4,000	162,559
Nakano Corp.	2,100	11,321
Nakayama Steel Works, Ltd.	5,100	30,102
Nakayamafuku Company, Ltd.	2,500	17,991
Namura Shipbuilding Company, Ltd.	8,972	48,571
Narasaki Sangyo Company, Ltd.	8,000	21,681
Natori Company, Ltd.	2,500	44,356
NDS Company, Ltd.	1,700	45,161
NEC Capital Solutions, Ltd.	2,300	34,863
NEC Networks & System Integration Corp.	6,200	137,741

42SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
NET One Systems Company, Ltd.	15,900	$151,971
Neturen Company, Ltd.	7,500	67,780
New Japan Radio Company, Ltd. (I)	5,000	29,087
Nexyz Group Corp. (L)	1,000	15,088
Nice Holdings, Inc.	23,000	30,963
Nichi-iko Pharmaceutical Company, Ltd.	10,700	156,121
Nichia Steel Works, Ltd.	4,000	9,610
Nichias Corp.	27,000	320,757
Nichiban Company, Ltd.	5,000	42,631
Nichicon Corp.	7,973	78,062
Nichiden Corp.	1,900	61,681
Nichiha Corp.	6,900	250,057
NichiiGakkan Company, Ltd.	8,800	84,093
Nichimo Company, Ltd.	7,000	10,933
Nichireki Company, Ltd.	6,300	69,351
Nichirin Company, Ltd.	1,300	27,287
Nihon Chouzai Company, Ltd.	1,280	45,368
Nihon Dempa Kogyo Company, Ltd.	4,700	37,215
Nihon Eslead Corp.	2,100	33,621
Nihon Flush Company, Ltd.	1,100	14,689
Nihon House Holdings Company, Ltd.	12,400	56,782
Nihon Kohden Corp.	7,900	176,324
Nihon Nohyaku Company, Ltd.	13,400	79,282
Nihon Parkerizing Company, Ltd.	22,400	331,598
Nihon Plast Company, Ltd.	3,000	31,663
Nihon Tokushu Toryo Company, Ltd. (L)	3,400	50,555
Nihon Trim Company, Ltd. (L)	1,400	51,938
Nihon Unisys, Ltd.	13,700	231,659
Nihon Yamamura Glass Company, Ltd.	28,000	45,739
Nikkiso Company, Ltd.	13,200	126,773
Nikko Company, Ltd.	1,600	30,392
Nikkon Holdings Company, Ltd.	15,500	341,268
Nippi, Inc.	2,000	14,286
Nippo Corp.	16,000	325,545
Nippon Air Conditioning Services Company, Ltd.	4,500	27,061
Nippon Beet Sugar Manufacturing Company, Ltd.	2,200	43,686
Nippon Carbide Industries Company, Inc.	25,000	35,001
Nippon Carbon Company, Ltd.	32,000	87,709
Nippon Ceramic Company, Ltd.	2,900	69,071
Nippon Chemi-Con Corp.	41,271	147,259
Nippon Chemical Industrial Company, Ltd.	25,000	48,081
Nippon Chemiphar Company, Ltd.	300	14,034
Nippon Coke & Engineering Company, Ltd.	46,000	39,877
Nippon Concrete Industries Company, Ltd.	13,000	45,655
Nippon Denko Company, Ltd.	26,400	91,048
Nippon Densetsu Kogyo Company, Ltd.	8,400	171,841
Nippon Felt Company, Ltd. (L)	2,700	12,384
Nippon Filcon Company, Ltd.	3,100	16,818
Nippon Fine Chemical Company, Ltd.	4,400	38,802
Nippon Flour Mills Company, Ltd.	16,000	253,677
Nippon Gas Company, Ltd.	7,200	241,272
Nippon Hume Corp.	3,900	23,663
Nippon Kanzai Company, Ltd.	4,100	69,632
Nippon Kayaku Company, Ltd.	38,000	528,037

SEE NOTES TO FUND'S INVESTMENTS43

International Small Company Fund

	Shares	Value
Japan (continued)
Nippon Kinzoku Company, Ltd.	1,300	$18,899
Nippon Kodoshi Corp.	2,000	18,712
Nippon Koei Company, Ltd.	3,400	92,347
Nippon Koshuha Steel Company, Ltd.	24,000	17,331
Nippon Light Metal Holdings Company, Ltd.	136,400	318,933
Nippon Paper Industries Company, Ltd.	23,600	448,351
Nippon Parking Development Company, Ltd.	41,100	58,288
Nippon Pillar Packing Company, Ltd.	5,500	83,661
Nippon Piston Ring Company, Ltd.	2,100	42,218
Nippon Rietec Company, Ltd.	3,000	33,019
Nippon Seiki Company, Ltd.	12,000	252,295
Nippon Seisen Company, Ltd.	4,000	25,094
Nippon Sharyo, Ltd. (I)	17,000	44,352
Nippon Sheet Glass Company, Ltd. (I)	22,200	170,159
Nippon Soda Company, Ltd.	28,000	142,928
Nippon Steel & Sumikin Bussan Corp.	3,868	182,561
Nippon Suisan Kaisha, Ltd.	62,965	328,547
Nippon Systemware Company, Ltd.	1,900	29,623
Nippon Thompson Company, Ltd.	17,500	96,004
Nippon Valqua Industries, Ltd.	4,400	89,628
Nippon View Hotel Company, Ltd.	1,200	15,005
Nippon Yakin Kogyo Company, Ltd.	38,500	79,249
Nipro Corp.	33,000	460,548
Nishi-Nippon Financial Holdings, Inc.	19,600	191,749
Nishi-Nippon Railroad Company, Ltd.	88,000	378,082
Nishikawa Rubber Company, Ltd. (L)	3,300	64,646
Nishimatsu Construction Company, Ltd.	68,000	373,869
Nishimatsuya Chain Company, Ltd.	11,800	124,576
Nishio Rent All Company, Ltd.	4,100	114,563
Nissan Shatai Company, Ltd.	14,100	142,138
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	19,048
Nissei ASB Machine Company, Ltd.	2,300	72,142
Nissei Build Kogyo Company, Ltd.	13,000	76,272
Nissei Corp.	1,100	9,952
Nissei Plastic Industrial Company, Ltd.	3,600	34,445
Nissha Printing Company, Ltd. (L)	7,100	203,422
Nisshin Fudosan Company, Ltd.	9,600	51,568
Nisshin Steel Company, Ltd.	9,596	105,759
Nisshinbo Holdings, Inc.	34,600	327,073
Nissin Corp.	18,000	70,724
Nissin Electric Company, Ltd.	12,400	141,413
Nissin Kogyo Company, Ltd.	9,400	148,573
Nissin Sugar Holdings Company, Ltd.	1,500	24,996
Nissui Pharmaceutical Company, Ltd.	2,700	33,954
Nitta Corp.	5,000	149,656
Nitta Gelatin, Inc. (L)	3,400	22,108
Nittan Valve Company, Ltd.	4,000	13,664
Nittetsu Mining Company, Ltd.	1,300	65,388
Nitto Boseki Company, Ltd.	35,229	173,630
Nitto FC Company, Ltd.	1,000	8,055
Nitto Kogyo Corp.	5,900	95,701
Nitto Kohki Company, Ltd.	2,500	57,249
Nitto Seiko Company, Ltd.	8,000	33,597
Nittoc Construction Company, Ltd.	7,600	38,991

44SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Nittoku Engineering Company, Ltd.	3,700	$103,948
NJS Company, Ltd.	1,900	23,948
Noda Corp.	1,600	13,535
Noevir Holdings Company, Ltd.	2,800	130,708
NOF Corp.	37,000	480,709
Nohmi Bosai, Ltd.	6,300	86,349
Nojima Corp.	6,000	94,635
Nomura Company, Ltd.	8,400	177,493
Noritake Company, Ltd.	2,600	79,692
Noritsu Koki Company, Ltd.	4,800	40,416
Noritz Corp.	7,000	132,243
North Pacific Bank, Ltd.	78,800	271,269
Nozawa Corp.	1,200	14,029
NS Solutions Corp.	8,500	203,856
NS United Kaiun Kaisha, Ltd.	27,000	55,519
NSD Company, Ltd.	6,106	108,369
NuFlare Technology, Inc.	1,000	65,651
OAK Capital Corp. (L)	16,400	24,425
Obara Group, Inc.	3,300	178,780
Obayashi Road Corp.	7,400	62,739
Odelic Company, Ltd.	1,000	36,651
Oenon Holdings, Inc.	17,000	41,296
Ohara, Inc. (L)	2,000	19,972
Ohashi Technica, Inc.	3,800	47,467
Ohba Company, Ltd.	600	2,833
Ohsho Food Service Corp.	2,200	81,136
Oiles Corp.	5,972	102,696
Okabe Company, Ltd.	10,700	96,211
Okamoto Industries, Inc.	14,000	165,323
Okamoto Machine Tool Works, Ltd.	7,000	13,645
Okamura Corp.	17,200	154,845
Okasan Securities Group, Inc.	37,000	222,016
Oki Electric Industry Company, Ltd.	21,000	308,981
Okinawa Cellular Telephone Company	3,200	105,317
OKK Corp.	25,000	28,212
OKUMA Corp.	31,382	281,169
Okumura Corp.	39,000	262,718
Okura Industrial Company, Ltd.	11,000	58,355
Okuwa Company, Ltd.	7,000	74,904
Olympic Corp.	1,000	5,145
ONO Sokki Company, Ltd.	2,000	13,590
Onoken Company, Ltd.	4,400	64,445
Onward Holdings Company, Ltd.	32,000	230,583
Ootoya Holdings Company, Ltd.	2,000	36,565
Open House Company, Ltd.	7,300	226,509
OPT Holding, Inc.	3,900	51,471
Optex Group Company, Ltd..	2,000	67,053
Optim Corp. (I)	600	18,025
Organo Corp.	10,000	50,197
Origin Electric Company, Ltd.	11,000	29,986
Osaka Organic Chemical Industry, Ltd.	4,000	46,187
Osaka Soda Company, Ltd.	18,000	81,653
Osaka Steel Company, Ltd.	3,200	58,804
OSAKA Titanium Technologies Company, Ltd.	800	11,944

SEE NOTES TO FUND'S INVESTMENTS45

International Small Company Fund

	Shares	Value
Japan (continued)
Osaki Electric Company, Ltd.	10,000	$78,140
OSG Corp.	18,600	378,188
OSJB Holdings Corp. (L)	30,200	78,521
Otsuka Kagu, Ltd.	2,100	18,126
OUG Holdings, Inc.	5,000	11,918
Outsourcing, Inc.	2,900	132,364
Oyo Corp.	4,800	64,280
Pacific Industrial Company, Ltd.	10,800	142,123
Pacific Metals Company, Ltd. (I)	39,000	100,355
PAL GROUP Holdings Company, Ltd.	3,200	79,074
PALTAC Corp.	7,500	263,997
PanaHome Corp. (L)	22,000	244,143
PAPYLESS Company, Ltd.	600	17,415
Paraca, Inc.	1,600	28,496
Paramount Bed Holdings Company, Ltd.	4,100	177,564
Parco Company, Ltd.	5,600	63,659
Paris Miki Holdings, Inc.	6,300	26,683
Pasco Corp. (L)	4,000	12,836
Pasona Group, Inc.	3,300	27,357
PC Depot Corp. (L)	9,840	53,402
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	35,895
Penta-Ocean Construction Company, Ltd.	68,400	388,372
PIA Corp.	1,100	34,806
Pilot Corp.	6,800	264,610
Piolax, Inc.	7,800	196,187
Pioneer Corp. (I)	87,300	156,846
Plenus Company, Ltd.	4,800	99,883
Pocket Card Company, Ltd.	7,500	47,415
Poletowin Pitcrew Holdings, Inc.	2,000	28,270
Press Kogyo Company, Ltd.	26,700	119,912
Pressance Corp.	9,200	124,869
Prestige International, Inc.	13,000	134,486
Prima Meat Packers, Ltd.	33,000	183,924
Pronexus, Inc.	4,800	53,594
Prospect Company, Ltd. (L)	37,000	27,363
Proto Corp.	3,400	51,981
PS Mitsubishi Construction Company, Ltd.	8,700	38,962
Punch Industry Company, Ltd.	2,100	21,565
Qol Company, Ltd.	3,800	58,277
Quick Company, Ltd.	1,500	19,273
Raito Kogyo Company, Ltd.	11,600	127,993
Rasa Industries, Ltd.	21,000	26,383
Raysum Company, Ltd.	4,300	35,871
Relia, Inc.	10,600	116,962
Relo Group, Inc.	20,000	402,611
Renaissance, Inc.	2,700	49,039
Rengo Company, Ltd.	46,000	258,036
Renown, Inc. (I)(L)	15,500	18,745
Resorttrust, Inc.	2,200	40,804
Retail Partners Company, Ltd.	1,600	16,566
Rheon Automatic Machinery Company, Ltd.	3,400	29,981
Rhythm Watch Company, Ltd.	12,000	24,049
Riberesute Corp. (L)	2,000	15,492
Ricoh Leasing Company, Ltd.	4,000	123,504

46SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Right On Company, Ltd.	3,400	$30,845
Riken Corp.	2,300	98,804
Riken Keiki Company, Ltd.	5,400	92,236
Riken Technos Corp.	11,000	53,645
Riken Vitamin Company, Ltd.	1,600	63,793
Ringer Hut Company, Ltd. (L)	4,500	97,714
Rion Company, Ltd.	1,600	23,303
Riso Kagaku Corp.	6,900	140,414
Riso Kyoiku Company, Ltd.	8,400	68,242
Rock Field Company, Ltd.	5,500	99,911
Rohto Pharmaceutical Company, Ltd.	22,500	468,080
Rokko Butter Company, Ltd.	3,600	87,401
Roland DG Corp.	2,600	61,509
Rorze Corp.	2,400	58,453
Round One Corp.	16,900	174,086
Royal Holdings Company, Ltd.	6,600	140,726
RVH, Inc. (I)(L)	2,900	16,637
Ryobi, Ltd.	38,000	153,410
Ryoden Corp.	8,000	58,617
Ryosan Company, Ltd.	7,729	278,800
Ryoyo Electro Corp.	3,200	46,606
S Foods, Inc. (L)	3,400	115,980
S&B Foods, Inc.	500	27,262
Sac's Bar Holdings, Inc.	3,900	42,158
Saibu Gas Company, Ltd.	84,000	198,697
Saizeriya Company, Ltd.	7,300	208,240
Sakai Chemical Industry Company, Ltd.	20,000	74,636
Sakai Heavy Industries, Ltd.	11,000	33,461
Sakai Moving Service Company, Ltd.	2,000	72,516
Sakai Ovex Company, Ltd.	1,200	18,530
Sakata INX Corp.	11,100	175,411
Sakata Seed Corp.	400	12,769
Sakura Internet, Inc. (L)	4,500	39,672
Sala Corp.	11,000	64,247
SAMTY Company, Ltd.	2,700	27,980
San Holdings, Inc.	200	3,346
San-A Company, Ltd.	3,900	177,469
San-Ai Oil Company, Ltd.	15,400	138,501
Sanden Holdings Corp. (I)	29,000	79,087
Sanei Architecture Planning Company, Ltd.	2,700	38,952
Sangetsu Company, Ltd.	13,200	233,591
Sanken Electric Company, Ltd.	26,437	108,597
Sanki Engineering Company, Ltd.	13,000	138,040
Sanko Marketing Foods Company, Ltd.	500	4,469
Sanko Metal Industrial Company, Ltd.	600	17,230
Sankyo Frontier Company, Ltd.	2,000	23,650
Sankyo Seiko Company, Ltd.	10,400	36,153
Sankyo Tateyama, Inc. (L)	6,900	100,332
Sankyu, Inc.	66,000	411,576
Sanoh Industrial Company, Ltd.	6,300	44,093
Sanoyas Holdings Corp.	9,400	21,478
Sanrio Company, Ltd.	11,700	218,550
Sansei Technologies, Inc.	2,000	15,638
Sansha Electric Manufacturing Company, Ltd.	4,100	18,503

SEE NOTES TO FUND'S INVESTMENTS47

International Small Company Fund

	Shares	Value
Japan (continued)
Sanshin Electronics Company, Ltd.	6,200	$75,190
Sanwa Holdings Corp.	47,824	527,706
Sanyo Chemical Industries, Ltd.	3,200	148,293
Sanyo Denki Company, Ltd.	12,000	111,430
Sanyo Electric Railway Company, Ltd.	21,000	106,352
Sanyo Housing Nagoya Company, Ltd.	2,700	24,503
Sanyo Shokai, Ltd.	33,000	47,382
Sanyo Special Steel Company, Ltd.	28,648	150,241
Sanyo Trading Company, Ltd.	2,200	42,737
Sapporo Holdings, Ltd.	18,600	538,918
Sata Construction Company, Ltd.	1,800	7,102
Sato Holdings Corp.	6,400	145,154
Sato Shoji Corp.	2,600	20,384
Satori Electric Company, Ltd.	4,700	33,343
Sawada Holdings Company, Ltd. (L)	7,000	59,970
Sawai Pharmaceutical Company, Ltd.	2,500	135,261
Saxa Holdings, Inc.	18,000	32,502
SBS Holdings, Inc.	5,100	36,929
Scala, Inc.	5,700	42,565
Scroll Corp.	9,200	30,247
Seed Company, Ltd. (L)	1,100	24,423
Seibu Electric Industry Company, Ltd.	600	12,264
Seika Corp.	15,000	49,690
Seikitokyu Kogyo Company, Ltd.	9,200	50,675
Seiko Holdings Corp.	36,000	149,405
Seiko PMC Corp. (L)	3,000	33,310
Seiren Company, Ltd.	11,900	175,544
Sekisui Jushi Corp.	7,800	143,482
Sekisui Plastics Company, Ltd.	6,000	45,204
Senko Group Holdings Company, Ltd.	26,400	161,813
Senshu Electric Company, Ltd. (L)	2,300	41,684
Senshu Ikeda Holdings, Inc.	61,500	250,702
Senshukai Company, Ltd.	7,500	54,584
Septeni Holdings Company, Ltd. (L)	21,500	71,673
SFP Dining Company, Ltd.	1,500	19,655
Shibaura Electronics Company, Ltd.	2,200	66,097
Shibaura Mechatronics Corp.	10,000	31,745
Shibuya Corp.	4,600	142,001
Shidax Corp. (L)	6,600	25,982
Shikibo, Ltd.	21,000	25,779
Shikoku Chemicals Corp.	10,000	120,294
Shima Seiki Manufacturing, Ltd.	5,800	271,129
Shimachu Company, Ltd.	12,800	298,305
Shimojima Company, Ltd.	1,800	18,361
Shin Nippon Air Technologies Company, Ltd.	2,200	29,171
Shin Nippon Biomedical Laboratories, Ltd. (I)	7,100	39,557
Shin-Etsu Polymer Company, Ltd.	9,100	66,315
Shin-Keisei Electric Railway Company, Ltd.	4,000	15,167
Shinagawa Refractories Company, Ltd.	16,000	39,992
Shindengen Electric Manufacturing Company, Ltd.	17,000	84,168
Shinkawa, Ltd. (I)(L)	1,700	10,751
Shinko Electric Industries Company, Ltd.	16,800	133,403
Shinko Plantech Company, Ltd.	9,700	70,517
Shinko Shoji Company, Ltd.	5,400	63,798

48SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Shinmaywa Industries, Ltd.	22,000	$176,209
Shinnihon Corp.	6,400	59,553
Shinoken Group Company, Ltd.	3,200	64,200
Shinsho Corp.	1,500	33,728
Shinwa Company, Ltd.	2,000	35,099
Ship Healthcare Holdings, Inc.	10,000	278,734
Shizuki Electric Company, Inc.	5,000	29,628
Shizuoka Gas Company, Ltd.	15,000	103,793
Shobunsha Publications, Inc.	2,400	15,861
Shochiku Company, Ltd.	7,000	85,620
Shoei Company, Ltd.	3,100	75,943
Shoei Foods Corp.	2,200	59,873
Shofu, Inc.	3,500	41,376
Shoko Company, Ltd. (I)	17,000	14,730
Showa Aircraft Industry Company, Ltd.	2,000	21,400
Showa Corp.	12,100	117,767
Showa Denko KK	37,400	728,072
Showa Sangyo Company, Ltd.	26,000	137,142
Siix Corp.	3,800	159,063
Sinanen Holdings Company, Ltd.	1,700	33,556
Sinfonia Technology Company, Ltd.	32,000	100,135
Sinko Industries, Ltd.	4,700	80,573
Sintokogio, Ltd.	7,900	80,306
SK-Electronics Company, Ltd.	1,100	12,974
SKY Perfect JSAT Holdings, Inc.	39,500	173,061
SMK Corp.	15,000	51,722
SMS Company, Ltd.	5,500	151,890
Snow Peak, Inc. (L)	400	12,726
SNT Corp.	3,200	19,917
Soda Nikka Company, Ltd.	1,900	8,960
Sodick Company, Ltd.	11,200	117,487
Softbank Technology Corp.	3,400	64,809
Softbrain Company, Ltd.	6,100	28,296
Softcreate Holdings Corp.	2,100	27,437
Software Service, Inc.	900	41,670
Sogo Medical Company, Ltd.	2,200	96,720
Soken Chemical & Engineering Company, Ltd.	1,300	16,712
Sosei Group Corp. (I)(L)	1,000	100,971
Sourcenext Corp.	6,200	34,657
Space Company, Ltd.	2,700	35,354
Sparx Group Company, Ltd. (L)	28,400	56,130
SPK Corp.	300	7,118
SRA Holdings, Inc.	2,300	63,142
SRG Takamiya Company, Ltd.	6,000	31,684
ST Corp.	3,700	79,666
St. Marc Holdings Company, Ltd.	3,600	110,537
Star Mica Company, Ltd.	800	17,011
Star Micronics Company, Ltd.	3,800	55,941
Starts Corp., Inc.	6,800	166,031
Starzen Company, Ltd.	1,600	66,299
Stella Chemifa Corp.	2,600	68,645
Step Company, Ltd.	2,000	25,877
Studio Alice Company, Ltd.	2,300	49,571
Sugimoto & Company, Ltd.	2,400	33,027

SEE NOTES TO FUND'S INVESTMENTS49

International Small Company Fund

	Shares	Value
Japan (continued)
Sumida Corp.	4,200	$62,579
Suminoe Textile Company, Ltd. (L)	17,000	37,129
Sumitomo Bakelite Company, Ltd.	48,000	334,033
Sumitomo Densetsu Company, Ltd.	4,800	63,964
Sumitomo Mitsui Construction Company, Ltd.	207,800	232,523
Sumitomo Osaka Cement Company, Ltd.	99,000	432,558
Sumitomo Precision Products Company, Ltd.	9,000	27,577
Sumitomo Riko Company, Ltd.	8,800	90,884
Sumitomo Seika Chemicals Company, Ltd.	2,400	106,656
Sun Corp.	5,300	34,457
Sun Frontier Fudousan Company, Ltd.	5,600	59,028
Sun-Wa Technos Corp.	2,900	37,418
Suncall Corp.	5,000	28,317
Suzuden Corp.	1,300	13,216
SWCC Showa Holdings Company, Ltd. (I)	65,000	49,291
Systena Corp.	4,500	94,595
T Hasegawa Company, Ltd.	5,500	110,650
T RAD Company, Ltd.	19,000	59,301
T&K Toka Company, Ltd.	5,700	59,298
T-Gaia Corp.	6,400	118,092
Tabuchi Electric Company, Ltd. (L)	4,200	12,017
Tachi-S Company, Ltd.	7,100	123,802
Tachibana Eletech Company, Ltd.	4,400	56,791
Tachikawa Corp.	2,300	21,053
Tadano, Ltd.	26,400	323,457
Taihei Dengyo Kaisha, Ltd.	6,000	66,961
Taiheiyo Kouhatsu, Inc.	12,000	10,718
Taiho Kogyo Company, Ltd.	4,200	52,918
Taikisha, Ltd.	6,200	170,481
Taiko Pharmaceutical Company, Ltd.	2,200	37,045
Taisei Lamick Company, Ltd.	1,700	43,943
Taiyo Holdings Company, Ltd.	4,100	181,722
Taiyo Yuden Company, Ltd.	27,500	389,842
Takamatsu Construction Group Company, Ltd.	2,800	70,693
Takano Company, Ltd.	2,000	20,424
Takaoka Toko Company, Ltd.	2,770	41,436
Takara Holdings, Inc.	14,400	149,831
Takara Leben Company, Ltd.	23,800	109,093
Takara Standard Company, Ltd.	10,200	168,133
Takasago International Corp.	3,600	129,263
Takasago Thermal Engineering Company, Ltd.	12,300	197,428
Takashima & Company, Ltd.	14,000	26,445
Takata Corp. (I)(L)	9,800	43,078
Take and Give Needs Company, Ltd. (L)	2,480	18,716
Takeei Corp.	5,700	59,115
Takeuchi Manufacturing Company, Ltd.	9,400	155,350
Takihyo Company, Ltd.	4,000	16,434
Takisawa Machine Tool Company, Ltd.	14,000	21,859
Takuma Company, Ltd.	18,000	169,049
Tama Home Company, Ltd. (L)	4,700	27,120
Tamron Company, Ltd.	5,100	92,728
Tamura Corp.	19,000	86,769
Tanaka Chemical Corp. (I)	700	4,717
Tanseisha Company, Ltd.	7,800	79,994

50SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Tatsuta Electric Wire and Cable Company, Ltd.	8,000	$39,693
Tayca Corp.	10,000	86,827
TBK Company, Ltd.	6,000	27,423
TechMatrix Corp.	4,200	65,978
Techno Medica Company, Ltd.	1,500	26,371
TechnoPro Holdings, Inc.	3,600	145,984
Tecnos Japan, Inc. (L)	3,400	37,391
Teikoku Electric Manufacturing Company, Ltd.	3,700	38,085
Teikoku Sen-I Company, Ltd.	5,000	82,083
Teikoku Tsushin Kogyo Company, Ltd.	6,000	11,482
Tekken Corp.	33,000	99,783
Tenma Corp.	2,100	37,500
The 77 Bank, Ltd.	74,000	323,439
The Aichi Bank, Ltd.	2,200	121,723
The Akita Bank, Ltd.	43,000	123,762
The Aomori Bank, Ltd.	52,000	176,822
The Awa Bank, Ltd.	50,000	341,938
The Bank of Iwate, Ltd.	4,000	152,852
The Bank of Kochi, Ltd.	26,000	29,785
The Bank of Nagoya, Ltd.	4,200	147,588
The Bank of Okinawa, Ltd.	5,705	214,427
The Bank of Saga, Ltd.	49,000	118,556
The Chiba Kogyo Bank, Ltd.	14,500	75,508
The Chukyo Bank, Ltd.	2,600	53,588
The Daisan Bank, Ltd.	3,100	45,311
The Daishi Bank, Ltd.	72,000	305,456
The Daito Bank, Ltd.	28,000	40,419
The Ehime Bank, Ltd.	8,450	104,185
The Eighteenth Bank, Ltd.	70,000	190,458
The Fukui Bank, Ltd.	58,188	142,795
The Fukushima Bank, Ltd.	74,000	58,078
The Hokkoku Bank, Ltd.	64,000	222,863
The Hokuetsu Bank, Ltd.	5,400	127,085
The Hyakugo Bank, Ltd.	58,000	228,510
The Hyakujushi Bank, Ltd.	63,000	200,049
The Iyo Bank, Ltd.	15,700	112,919
The Japan Steel Works, Ltd.	15,800	229,087
The Japan Wool Textile Company, Ltd.	14,900	115,420
The Juroku Bank, Ltd.	73,000	212,760
The Keiyo Bank, Ltd.	59,000	239,923
The Kinki Sharyo Company, Ltd. (I)	1,200	27,432
The Kita-Nippon Bank, Ltd.	2,100	58,358
The Kiyo Bank, Ltd.	16,139	263,343
The Michinoku Bank, Ltd.	55,000	91,391
The Mie Bank, Ltd.	2,300	46,815
The Minato Bank, Ltd.	3,800	66,854
The Miyazaki Bank, Ltd.	40,000	127,144
The Monogatari Corp.	1,100	54,061
The Musashino Bank, Ltd.	7,100	210,598
The Nagano Bank, Ltd.	2,500	43,780
The Nanto Bank, Ltd.	5,700	166,986
The Nippon Road Company, Ltd.	18,000	95,724
The Nippon Signal Company, Ltd.	13,400	128,562
The Nisshin Oillio Group, Ltd.	39,000	230,362

SEE NOTES TO FUND'S INVESTMENTS51

International Small Company Fund

	Shares	Value
Japan (continued)
The Ogaki Kyoritsu Bank, Ltd.	88,000	$247,846
The Oita Bank, Ltd.	34,000	125,747
The Okinawa Electric Power Company, Inc.	9,680	236,874
The Pack Corp.	3,500	104,631
The San-In Godo Bank, Ltd.	36,800	276,553
The Shibusawa Warehouse Company, Ltd.	8,000	25,423
The Shiga Bank, Ltd.	56,000	275,298
The Shikoku Bank, Ltd.	43,000	118,637
The Shimane Bank, Ltd.	200	2,307
The Shimizu Bank, Ltd.	2,100	65,738
The Sumitomo Warehouse Company, Ltd.	25,952	168,939
The Taiko Bank, Ltd.	22,000	46,232
The Tochigi Bank, Ltd.	24,100	104,772
The Toho Bank, Ltd.	50,000	171,989
The Tohoku Bank, Ltd.	26,000	34,497
The Torigoe Company, Ltd.	2,300	16,677
The Tottori Bank, Ltd.	2,500	37,943
The Towa Bank, Ltd.	88,000	96,074
The Yamagata Bank, Ltd.	37,000	159,569
The Yamanashi Chuo Bank, Ltd.	37,255	148,861
Tigers Polymer Corp.	2,000	13,633
TIS, Inc.	21,100	612,781
TKC Corp.	4,000	114,133
Toa Corp.	5,200	47,061
Toa Corp. (Tokyo Stock Exchange)	3,300	59,782
Toa Oil Company, Ltd.	13,000	15,732
Toa Road Corp.	8,000	32,649
Toabo Corp.	3,800	18,732
Toagosei Company, Ltd.	28,500	320,328
Tobishima Corp.	44,200	68,620
Tobu Store Company, Ltd.	800	21,779
TOC Company, Ltd.	13,800	127,891
Tocalo Company, Ltd.	3,400	110,192
Toda Corp.	55,000	346,539
Toda Kogyo Corp.	8,000	19,220
Toei Animation Company, Ltd.	1,100	68,431
Toei Company, Ltd.	17,000	159,292
Toell Company, Ltd.	1,200	9,652
Toenec Corp.	11,000	63,659
Togami Electric Manufacturing Company, Ltd.	3,000	13,161
Toho Company, Ltd.	2,100	55,355
Toho Holdings Company, Ltd.	13,900	281,967
Toho Titanium Company, Ltd. (L)	7,500	51,444
Toho Zinc Company, Ltd.	32,000	123,042
Tohokushinsha Film Corp.	3,700	23,819
Tohto Suisan Company, Ltd.	500	8,377
Tokai Carbon Company, Ltd.	53,000	272,111
Tokai Corp.	2,200	86,424
TOKAI Holdings Corp	17,000	125,111
Tokai Lease Company, Ltd.	3,000	5,606
Tokai Rika Company, Ltd.	10,500	192,766
Tokai Tokyo Financial Holdings, Inc.	48,400	251,610
Token Corp.	1,450	130,351
Tokushu Tokai Paper Company, Ltd.	2,000	72,238

52SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Tokuyama Corp.	78,000	$345,434
Tokyo Dome Corp.	23,500	210,129
Tokyo Electron Device, Ltd.	1,800	26,586
Tokyo Energy & Systems, Inc.	5,000	42,653
Tokyo Individualized Educational Institute, Inc.	6,000	84,315
Tokyo Keiki, Inc. (L)	21,000	52,143
Tokyo Ohka Kogyo Company, Ltd.	5,800	203,696
Tokyo Rakutenchi Company, Ltd.	12,000	60,913
Tokyo Rope Manufacturing Company, Ltd.	3,400	53,267
Tokyo Sangyo Company, Ltd.	3,500	13,903
Tokyo Seimitsu Company, Ltd.	9,700	332,924
Tokyo Steel Manufacturing Company, Ltd.	25,200	200,064
Tokyo Tekko Company, Ltd.	10,000	35,927
Tokyo Theatres Company, Inc. (L)	15,000	18,960
Tokyo TY Financial Group, Inc.	7,458	198,360
Tokyotokeiba Company, Ltd.	45,000	98,732
Tokyu Construction Company, Ltd.	19,900	173,935
Tokyu Recreation Company, Ltd. (L)	4,000	29,983
Toli Corp.	14,000	44,363
Tomato Bank, Ltd.	2,100	28,451
Tomoe Corp.	7,600	23,821
Tomoe Engineering Company, Ltd.	2,200	34,956
Tomoegawa Company, Ltd.	2,000	4,462
Tomoku Company, Ltd.	17,000	57,088
TOMONY Holdings, Inc.	37,100	181,111
Tomy Company, Ltd.	17,700	227,237
Tonami Holdings Company, Ltd.	14,000	54,829
Topcon Corp.	23,800	434,462
Toppan Forms Company, Ltd.	13,200	138,236
Topre Corp.	8,100	229,409
Topy Industries, Ltd.	4,200	110,748
Torex Semiconductor, Ltd.	900	14,061
Toridoll Holdings Corp.	5,200	131,714
Torii Pharmaceutical Company, Ltd.	3,600	87,737
Torikizoku Company, Ltd. (L)	1,400	34,586
Torishima Pump Manufacturing Company, Ltd.	4,800	45,767
Tosei Corp.	8,300	60,462
Toshiba Machine Company, Ltd.	33,000	145,367
Toshiba Plant Systems & Services Corp.	10,600	157,753
Toshiba TEC Corp.	29,000	160,718
Tosho Company, Ltd.	1,700	84,288
Tosho Printing Company, Ltd.	7,000	32,063
Totech Corp.	1,400	26,202
Totetsu Kogyo Company, Ltd.	6,100	190,811
Toukei Computer Company, Ltd.	700	14,919
Tow Company, Ltd.	4,600	33,979
Towa Corp. (L)	4,300	65,272
Towa Pharmaceutical Company, Ltd.	2,400	114,463
Toyo Construction Company, Ltd.	17,400	65,184
Toyo Corp.	6,100	57,784
Toyo Denki Seizo KK	1,600	23,429
Toyo Engineering Corp.	42,000	97,503
Toyo Ink SC Holdings Company, Ltd.	49,000	246,612
Toyo Kanetsu KK	26,000	73,459

SEE NOTES TO FUND'S INVESTMENTS53

International Small Company Fund

	Shares	Value
Japan (continued)
Toyo Kohan Company, Ltd.	13,500	$47,411
Toyo Machinery & Metal Company, Ltd.	3,100	21,327
Toyo Securities Company, Ltd.	15,000	33,019
Toyo Tanso Company, Ltd.	3,300	56,814
Toyo Tire & Rubber Company, Ltd.	22,800	439,284
Toyo Wharf & Warehouse Company, Ltd.	19,000	30,194
Toyobo Company, Ltd.	220,064	387,512
TPR Company, Ltd.	4,700	158,151
Trancom Company, Ltd.	1,700	90,241
Transcosmos, Inc.	6,000	129,267
Tri Chemical Laboratories, Inc.	1,100	32,486
Trusco Nakayama Corp.	8,000	179,117
Trust Tech, Inc.	1,200	23,617
TS Tech Company, Ltd.	11,600	326,255
TSI Holdings Company, Ltd.	11,005	72,523
Tsubaki Nakashima Company, Ltd.	1,400	25,166
Tsubakimoto Chain Company, Ltd.	32,000	273,880
Tsubakimoto Kogyo Company, Ltd.	5,000	20,265
Tsudakoma Corp. (I)(L)	7,000	11,185
Tsugami Corp.	10,000	71,572
Tsukada Global Holdings, Inc.	4,800	24,225
Tsukishima Kikai Company, Ltd.	7,100	77,154
Tsukuba Bank, Ltd.	21,500	60,329
Tsukui Corp.	12,400	77,042
Tsumura & Company	13,100	478,636
Tsurumi Manufacturing Company, Ltd.	4,100	64,489
Tsutsumi Jewelry Company, Ltd.	900	17,017
TV Tokyo Holdings Corp.	3,300	66,600
U-Shin, Ltd. (I)(L)	3,000	19,687
UACJ Corp.	74,718	194,259
Ube Industries, Ltd.	232,000	551,124
Uchida Yoko Company, Ltd.	2,600	59,613
Uchiyama Holdings Company, Ltd.	3,300	13,439
UKC Holdings Corp.	3,800	67,880
Ulvac, Inc.	9,200	509,786
Umenohana Company, Ltd. (L)	700	17,312
Uniden Holdings Corp. (I)	20,000	44,940
Union Tool Company	2,300	68,746
Unipres Corp.	10,000	230,701
United Arrows, Ltd.	6,500	196,334
United Super Markets Holdings, Inc.	11,600	113,368
Unitika, Ltd. (I)	152,000	109,701
Universal Entertainment Corp.	2,700	82,269
Unizo Holdings Company, Ltd.	4,400	110,446
Ushio, Inc.	24,000	307,869
UT Group Company, Ltd. (I)	4,500	71,596
Utoc Corp.	4,300	16,038
V Technology Company, Ltd.	1,100	224,727
Valor Holdings Company, Ltd.	8,900	203,711
Vector, Inc.	6,700	98,308
VIA Holdings, Inc. (L)	2,900	24,920
Vital KSK Holdings, Inc.	10,200	87,401
Vitec Holdings Company, Ltd.	2,600	30,726
Voyage Group, Inc.	900	19,211

54SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
VT Holdings Company, Ltd.	21,400	$111,119
W-Scope Corp. (L)	6,000	95,180
Wacoal Holdings Corp.	27,000	346,123
Wakachiku Construction Company, Ltd.	35,000	53,712
Wakita & Company, Ltd.	10,800	118,541
Warabeya Nichiyo Company, Ltd.	3,400	94,386
WATAMI Company, Ltd.	5,600	70,034
Watts Company, Ltd.	1,300	14,834
WDB Holdings Company, Ltd. (L)	2,100	37,928
Weathernews, Inc.	1,700	58,140
Wellnet Corp.	3,700	50,129
West Holdings Corp. (L)	3,100	22,249
WIN-Partners Company, Ltd.	1,600	17,277
WirelessGate, Inc. (L)	2,500	34,678
Wood One Company, Ltd.	8,000	21,460
World Holdings Company, Ltd.	1,000	23,140
Wowow, Inc.	1,700	50,118
Xebio Holdings Company, Ltd.	7,000	113,623
YA-MAN, Ltd. (L)	300	17,433
YAC Company, Ltd.	900	11,847
Yachiyo Industry Company, Ltd.	1,200	12,569
Yahagi Construction Company, Ltd.	7,500	60,148
Yaizu Suisankagaku Industry Company, Ltd.	2,900	32,649
Yakuodo Company, Ltd.	2,200	66,817
YAMABIKO Corp.	9,000	102,646
YAMADA Consulting Group Company, Ltd.	300	18,868
Yamaichi Electronics Company, Ltd.	5,000	86,929
Yamatane Corp.	2,900	39,186
Yamato Corp.	2,900	14,589
Yamato Kogyo Company, Ltd.	9,100	218,316
Yamaya Corp.	1,000	14,513
Yamazawa Company, Ltd.	1,000	16,146
Yamazen Corp.	15,100	148,473
Yaoko Company, Ltd.	3,900	163,624
Yasuda Logistics Corp.	3,900	25,590
Yellow Hat, Ltd.	4,300	103,548
Yodogawa Steel Works, Ltd.	4,765	129,736
Yokogawa Bridge Holdings Corp.	8,900	123,040
Yokohama Reito Company, Ltd.	10,400	99,728
Yokowo Company, Ltd. (L)	3,700	47,808
Yomeishu Seizo Company, Ltd.	1,500	28,442
Yomiuri Land Company, Ltd.	8,000	31,706
Yondenko Corp.	1,000	4,453
Yondoshi Holdings, Inc.	4,559	108,790
Yorozu Corp.	5,100	77,300
Yoshinoya Holdings Company, Ltd.	9,100	147,246
Yuasa Funashoku Company, Ltd.	11,000	30,394
Yuasa Trading Company, Ltd.	3,800	116,643
Yuken Kogyo Company, Ltd.	12,000	25,242
Yume No Machi Souzou Iinkai Company, Ltd. (L)	6,400	65,809
Yumeshin Holdings Company, Ltd. (L)	6,600	43,891
Yurtec Corp.	11,000	73,399
Yusen Logistics Company, Ltd.	4,800	43,451
Yushiro Chemical Industry Company, Ltd.	2,800	37,515

SEE NOTES TO FUND'S INVESTMENTS55

International Small Company Fund

	Shares	Value
Japan (continued)
Yutaka Giken Company, Ltd.	1,000	$21,654
Zaoh Company, Ltd.	1,000	13,103
Zappallas, Inc.	800	3,674
Zenrin Company, Ltd.	5,800	141,451
Zeon Corp.	14,000	143,250
ZERIA Pharmaceutical Company, Ltd.	6,100	93,638
Zojirushi Corp.	7,600	89,679
Zuiko Corp.	1,100	38,199
Zuken, Inc.	2,300	33,876
Jersey, Channel Islands 0.2%		1,273,145
Centamin PLC	321,515	689,958
Phoenix Group Holdings	59,988	583,187
Liechtenstein 0.0%		212,093
Liechtensteinische Landesbank AG	3,126	163,224
VP Bank AG	394	48,869
Luxembourg 0.3%		1,760,295
APERAM SA	13,919	667,729
B&M European Value Retail SA	135,189	634,975
d'Amico International Shipping SA (I)	36,923	13,034
Elcoteq SE (I)	353	0
L'Occitane International SA	107,750	213,896
Stabilus SA	1,667	135,135
Sword Group	2,509	95,526
Macau 0.0%		100,939
Macau Legend Development, Ltd. (I)	562,000	100,939
Malaysia 0.0%		9,239
Ding He Mining Holdings, Ltd. (I)	1,224,000	6,119
Nam Cheong, Ltd. (I)	205,700	3,120
Malta 0.1%		692,790
Kindred Group PLC (L)	64,511	692,790
Monaco 0.1%		304,259
Endeavour Mining Corp. (I)	16,365	258,041
Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA (I)	1,252	46,218
Mongolia 0.0%		35,398
Mongolian Mining Corp. (I)	1,490,500	35,398
Netherlands 2.2%		13,281,062
Aalberts Industries NV	24,220	979,895
Accell Group	6,394	214,387
AMG Advanced Metallurgical Group NV	6,831	194,486
Amsterdam Commodities NV	4,752	140,786
Arcadis NV	19,169	339,498
ASM International NV (L)	14,104	875,559
Atrium European Real Estate, Ltd. (I)	47,861	214,157
BE Semiconductor Industries NV	10,820	578,516
Beter Bed Holding NV	4,223	72,550
BinckBank NV	18,102	89,983
Boskalis Westminster	23,095	796,127
Brack Capital Properties NV (I)	1,313	137,432
Brunel International NV	6,432	99,365
Corbion NV	16,349	496,391

56SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Netherlands (continued)
Euronext NV (S)	10,201	$533,059
Flow Traders (S)	7,862	231,186
Fugro NV (I)	16,963	247,027
Gemalto NV	16,290	966,267
Heijmans NV (I)	6,365	50,631
Hunter Douglas NV	1,944	174,675
IMCD Group NV	2,246	123,609
KAS Bank NV	4,965	55,931
Kendrion NV	3,633	141,445
Koninklijke BAM Groep NV	71,301	378,785
Koninklijke Vopak NV	7,854	355,754
Nederlandsche Apparatenfabriek NV	1,373	61,058
OCI NV (I)	10,863	260,215
Ordina NV	23,425	41,404
PostNL NV	130,229	636,154
QIAGEN NV (I)	31,715	1,068,401
Refresco Group NV (S)	12,418	245,735
SBM Offshore NV	52,508	809,487
Sligro Food Group NV	7,243	328,992
Telegraaf Media Groep NV (I)	4,667	31,589
TKH Group NV	11,242	564,213
TomTom NV (I)	29,397	300,521
Van Lanschot NV	2,873	79,873
Wessanen	21,763	365,919
New Zealand 1.1%		6,470,163
a2 Milk Company, Ltd. (I)	117,961	282,589
Air New Zealand, Ltd.	140,463	285,670
Arvida Group, Ltd.	11,416	11,079
Chorus, Ltd.	112,708	360,469
Contact Energy, Ltd.	129,549	473,455
EBOS Group, Ltd.	22,462	277,689
Freightways, Ltd.	37,455	202,148
Genesis Energy, Ltd.	94,305	152,659
Gentrack Group, Ltd.	4,516	14,714
Hallenstein Glasson Holdings, Ltd.	23,287	50,201
Heartland Bank, Ltd.	56,652	69,856
Infratil, Ltd.	136,733	294,443
Kathmandu Holdings, Ltd.	34,744	48,733
Mainfreight, Ltd.	19,285	309,515
Metlifecare, Ltd.	37,102	144,323
Metro Performance Glass, Ltd.	22,396	21,583
New Zealand Oil & Gas, Ltd.	20,100	9,185
NZME, Ltd.	72,696	41,002
NZX, Ltd.	63,699	49,228
Pacific Edge, Ltd. (I)	105,378	36,588
PGG Wrightson, Ltd.	18,780	7,977
Pike River Coal, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	77,840	247,478
Restaurant Brands New Zealand, Ltd.	32,037	128,725
Sanford, Ltd.	6,681	33,827
Scales Corp., Ltd.	16,405	38,716
Skellerup Holdings, Ltd.	36,142	40,463
SKY Network Television, Ltd.	150,025	383,928
SKYCITY Entertainment Group, Ltd.	256,641	796,528

SEE NOTES TO FUND'S INVESTMENTS57

International Small Company Fund

	Shares	Value
New Zealand (continued)
Steel & Tube Holdings, Ltd.	21,933	$38,717
Summerset Group Holdings, Ltd.	49,158	169,948
The New Zealand Refining Company, Ltd.	34,054	61,089
The Warehouse Group, Ltd.	25,288	36,744
Tilt Renewables, Ltd.	8,448	12,511
Tourism Holdings, Ltd.	23,000	63,698
TOWER, Ltd.	51,604	40,951
Trade Me Group, Ltd.	108,775	408,421
Trustpower, Ltd.	8,448	31,358
Vector, Ltd.	77,580	180,780
Vista Group International, Ltd.	1,980	8,623
Xero, Ltd. (I)	18,120	320,937
Z Energy, Ltd.	53,387	283,615
Norway 0.8%		4,932,653
ABG Sundal Collier Holding ASA	106,600	66,302
AF Gruppen ASA	3,074	58,936
Akastor ASA (I)	39,742	54,170
Aker Solutions ASA (I)	35,146	173,615
American Shipping Company ASA (I)	14,000	39,842
Archer, Ltd. (I)	8,068	10,842
Atea ASA (I)	24,776	302,053
Austevoll Seafood ASA (L)	20,677	175,074
Avance Gas Holding, Ltd. (I)(S)	12,566	33,157
Biotec Pharmacon ASA (I)	11,916	8,175
Bonheur ASA	5,857	51,715
Borregaard ASA	21,094	248,811
BW Offshore, Ltd. (I)	26,624	64,688
DNO ASA (I)	166,906	154,062
DOF ASA (I)	31,679	3,118
Ekornes ASA	6,636	85,435
Fred Olsen Energy ASA (I)	11,030	22,129
Frontline, Ltd.	10,120	56,763
Grieg Seafood ASA (I)	13,795	103,535
Hexagon Composites ASA (I)	19,738	63,276
Hoegh LNG Holdings, Ltd.	13,067	133,664
Kongsberg Automotive ASA (I)	102,136	79,561
Kongsberg Gruppen ASA	3,610	54,328
Kvaerner ASA (I)	47,283	61,553
Nordic Semiconductor ASA (I)	30,162	129,050
Norske Skogindustrier ASA (I)	59,578	5,795
Norwegian Air Shuttle ASA (I)(L)	5,833	157,496
Ocean Yield ASA	8,441	64,133
Odfjell Drilling, Ltd. (I)	5,902	14,198
Odfjell SE, A Shares	7,780	27,252
Olav Thon Eiendomsselskap ASA	3,160	63,239
Opera Software ASA (I)	38,500	149,567
Petroleum Geo-Services ASA (I)	88,655	190,950
PhotoCure ASA (I)	3,308	10,972
Prosafe SE (I)	3,063	9,035
Protector Forsikring ASA (L)	13,728	118,684
Q-Free ASA (I)(L)	14,930	14,979
Scatec Solar ASA (S)	13,940	70,189
Selvaag Bolig ASA	8,785	35,919
Sevan Marine ASA (I)	7,650	11,961

58SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Norway (continued)
Skandiabanken ASA (S)	3,757	$35,715
Solstad Offshore ASA (I)	3,000	4,042
SpareBank 1 SMN	13,678	112,496
SpareBank 1 SR-Bank ASA	33,847	286,726
TGS Nopec Geophysical Company ASA	15,231	317,591
Tomra Systems ASA	26,647	315,544
Treasure ASA	15,273	30,647
Veidekke ASA	19,330	259,721
Wallenius Wilhelmsen Logistics (I)	20,420	116,103
Wilh Wilhelmsen Holding ASA, Class A	3,793	112,023
XXL ASA (S)	15,174	163,822
Peru 0.1%		262,441
Hochschild Mining PLC	70,952	262,441
Philippines 0.0%		31,992
Del Monte Pacific, Ltd.	136,300	31,992
Portugal 0.4%		2,289,730
Altri SGPS SA	18,001	87,791
Banco Comercial Portugues SA (I)	2,723,132	703,498
CTT-Correios de Portugal SA	27,062	164,698
Mota-Engil SGPS SA	24,315	74,405
NOS SGPS SA	59,362	363,075
Novabase SGPS SA	2,054	7,618
REN - Redes Energeticas Nacionais SGPS SA	57,687	186,207
Semapa-Sociedade de Investimento & Gestao	5,489	102,081
Sonae Capital SGPS SA	23,525	23,284
Sonae SGPS SA	220,179	227,236
Teixeira Duarte SA	37,298	14,612
The Navigator Company SA	73,998	335,225
Russia 0.0%		251,173
Evraz PLC (I)	102,278	251,173
Singapore 1.3%		7,985,685
Accordia Golf Trust	155,300	82,504
Amara Holdings, Ltd.	80,000	32,365
Baker Technology, Ltd.	20,200	9,266
Banyan Tree Holdings, Ltd. (I)	78,000	30,141
Bonvests Holdings, Ltd.	36,400	34,860
Boustead Projects, Ltd. (I)	28,557	18,038
Boustead Singapore, Ltd.	72,689	45,154
Breadtalk Group, Ltd.	26,000	30,628
Bukit Sembawang Estates, Ltd. (L)	45,200	200,874
BW LPG, Ltd. (S)	24,402	99,207
Cape PLC	34,623	107,328
Centurion Corp., Ltd.	85,000	28,866
China Aviation Oil Singapore Corp., Ltd. (L)	57,600	70,781
Chip Eng Seng Corp., Ltd.	106,200	54,868
Chuan Hup Holdings, Ltd.	78,000	14,675
CITIC Envirotech, Ltd.	22,600	12,424
COSCO Corp. Singapore, Ltd. (I)	247,800	46,537
Creative Technology, Ltd. (I)	7,050	5,126
CSE Global, Ltd.	136,600	47,408
CW Group Holdings, Ltd.	135,000	22,894
CWT, Ltd.	53,500	87,366

SEE NOTES TO FUND'S INVESTMENTS59

International Small Company Fund

	Shares	Value
Singapore (continued)
Delfi, Ltd.	46,000	$71,570
Dyna-Mac Holdings, Ltd. (I)	135,000	14,633
Elec & Eltek International Company, Ltd.	5,000	7,546
Ezion Holdings, Ltd. (I)(L)	434,820	81,770
Ezra Holdings, Ltd. (I)	438,996	3,490
Far East Orchard, Ltd.	35,294	38,016
First Resources, Ltd.	120,000	170,411
Food Empire Holdings, Ltd.	43,800	22,771
Fragrance Group, Ltd.	200,000	23,840
Frasers Centrepoint, Ltd.	64,200	84,929
Gallant Venture, Ltd. (I)	264,000	25,387
GL, Ltd. (L)	137,000	70,209
Golden Agri-Resources, Ltd.	1,005,400	265,197
GuocoLand, Ltd.	56,800	74,685
Halcyon Agri Corp., Ltd. (I)	88,757	36,542
Health Management International, Ltd.	25,214	11,103
Hi-P International, Ltd.	51,000	33,725
Hiap Hoe, Ltd.	38,000	19,500
Ho Bee Land, Ltd.	50,300	85,060
Hong Fok Corp., Ltd.	89,836	48,986
Hong Leong Asia, Ltd.	46,000	38,561
Hong Leong Finance, Ltd.	12,200	23,182
Hotel Grand Central, Ltd.	11,521	11,950
Hour Glass, Ltd.	31,600	15,851
Hutchison Port Holdings Trust	147,900	59,907
Hwa Hong Corp., Ltd.	55,000	12,325
Hyflux, Ltd.	102,400	41,070
IGG, Inc. (L)	194,000	264,219
Indofood Agri Resources, Ltd.	58,100	20,588
Japfa, Ltd. (L)	75,800	29,830
k1 Ventures, Ltd.	36,000	16,134
Kenon Holdings, Ltd. (I)	2,770	37,577
Keppel Infrastructure Trust	678,406	267,184
Keppel Telecommunications & Transportation, Ltd. (L)	20,700	25,881
Lian Beng Group, Ltd.	83,500	35,903
Low Keng Huat Singapore, Ltd.	64,000	32,377
Lum Chang Holdings, Ltd.	41,200	10,718
M1, Ltd.	81,800	133,527
Metro Holdings, Ltd.	53,600	44,919
Midas Holdings, Ltd. (I)(L)	249,000	40,463
Nera Telecommunications, Ltd.	47,200	12,791
NSL, Ltd.	29,000	30,169
Olam International, Ltd.	64,200	95,095
OUE, Ltd.	52,500	74,195
Oxley Holdings, Ltd.	63,100	25,089
Pan-United Corp., Ltd.	55,000	28,453
Penguin International, Ltd. (I)	41,333	7,771
Perennial Real Estate Holdings, Ltd.	22,300	13,779
Q&M Dental Group Singapore, Ltd. (L)	48,100	23,119
QAF, Ltd.	39,234	38,420
Raffles Education Corp., Ltd. (I)	215,233	29,718
Raffles Medical Group, Ltd. (L)	147,461	147,613
RHT Health Trust	106,100	68,196
Rickmers Maritime (I)	221,728	4,166

60SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Singapore (continued)
Riverstone Holdings, Ltd. (L)	69,000	$52,113
Rotary Engineering, Ltd.	66,700	17,588
SATS, Ltd.	147,800	548,945
SBS Transit, Ltd.	20,500	39,404
Sembcorp Industries, Ltd.	102,300	233,529
Sembcorp Marine, Ltd. (L)	144,300	175,810
Sheng Siong Group, Ltd. (L)	141,200	98,986
SHS Holdings, Ltd.	84,000	13,355
SIA Engineering Company, Ltd.	22,500	63,558
SIIC Environment Holdings, Ltd.	204,380	79,757
Sinarmas Land, Ltd.	300,000	97,524
Sing Holdings, Ltd.	79,000	19,971
Sing Investments & Finance, Ltd.	28,600	29,545
Singapore Post, Ltd.	298,800	273,171
Singapore Reinsurance Corp., Ltd.	47,000	10,554
Singapore Shipping Corp., Ltd.	83,800	16,655
Stamford Land Corp., Ltd. (L)	142,600	54,537
StarHub, Ltd.	99,100	193,329
Sunningdale Tech, Ltd.	30,260	44,839
Swiber Holdings, Ltd. (I)	128,250	10,103
Tat Hong Holdings, Ltd. (I)(L)	77,700	20,771
Tuan Sing Holdings, Ltd.	153,954	35,073
UMS Holdings, Ltd.	92,600	81,335
United Engineers, Ltd.	101,100	192,149
United Industrial Corp., Ltd. (L)	22,000	49,582
UOB-Kay Hian Holdings, Ltd.	114,134	112,989
UOL Group, Ltd.	76,400	386,489
UPP Holdings, Ltd. (L)	74,200	14,473
Venture Corp., Ltd.	58,400	545,844
Vibrant Group, Ltd. (L)	69,882	19,455
Vicom, Ltd.	4,000	16,480
Wee Hur Holdings, Ltd.	102,000	16,961
Wheelock Properties Singapore, Ltd.	57,600	72,006
Wing Tai Holdings, Ltd.	102,517	141,198
XP Power, Ltd.	4,203	145,315
Yeo Hiap Seng, Ltd.	8,834	8,486
Yongnam Holdings, Ltd. (I)	147,375	22,386
South Africa 0.1%		310,385
Lonmin PLC (I)	75,962	71,989
Petra Diamonds, Ltd. (I)	142,410	238,396
Spain 2.4%		14,249,442
Acciona SA	8,004	768,683
Acerinox SA	47,211	639,047
Adveo Group International SA	3,825	16,124
Almirall SA	15,914	276,817
Amper SA (I)(L)	292,539	82,947
Applus Services SA	27,324	350,227
Atresmedia Corp de Medios de Comunicacion SA	20,348	262,996
Azkoyen SA	2,428	19,872
Baron de Ley SA (I)	983	124,649
Bolsas y Mercados Espanoles SHMSF SA	19,357	698,689
Caja de Ahorros del Mediterraneo (I)	1,684	0
Cellnex Telecom SA (S)	24,833	520,823

SEE NOTES TO FUND'S INVESTMENTS61

International Small Company Fund

	Shares	Value
Spain (continued)
Cia de Distribucion Integral Logista Holdings SA	4,396	$118,684
Cie Automotive SA	12,467	296,970
Construcciones y Auxiliar de Ferrocarriles SA	5,360	228,264
Deoleo SA (I)	45,694	9,022
Distribuidora Internacional de Alimentacion SA	153,710	946,838
Duro Felguera SA (I)(L)	30,857	31,882
Ebro Foods SA	20,230	478,072
eDreams ODIGEO SA (I)	17,026	59,353
Elecnor SA	7,968	104,736
Ence Energia y Celulosa SA	51,897	204,904
Ercros SA (I)	32,244	103,235
Euskaltel SA (S)	20,398	224,660
Faes Farma SA	69,887	244,373
Fluidra SA	12,779	88,157
Gamesa Corporacion Tecnologica SA	32,202	731,097
Grupo Catalana Occidente SA	10,421	432,281
Grupo Ezentis SA (I)(L)	65,836	47,460
Iberpapel Gestion SA	2,304	78,287
Indra Sistemas SA (I)	31,560	438,760
Inmobiliaria Colonial SA	56,044	455,706
Laboratorios Farmaceuticos Rovi SA	1,848	32,162
Liberbank SA (I)	113,444	149,954
Mediaset Espana Comunicacion SA	48,282	649,141
Melia Hotels International SA	16,566	253,373
Miquel y Costas SA	3,781	135,190
NH Hotel Group SA (I)	56,676	331,912
Obrascon Huarte Lain SA (L)	39,218	145,977
Papeles y Cartones de Europa SA	12,491	108,816
Pescanova SA (I)	2,188	0
Pharma Mar SA (I)	46,893	215,255
Prim SA	2,446	28,081
Promotora de Informaciones SA, Class A (I)	13,283	42,497
Prosegur Cia de Seguridad SA	78,788	528,535
Quabit Inmobiliaria SA (I)(L)	12,903	30,118
Realia Business SA (I)	53,191	63,839
Sacyr SA (I)	99,775	299,060
Saeta Yield SA	11,878	133,059
Solaria Energia y Medio Ambiente SA (I)	10,301	16,188
Talgo SA (I)(S)	13,538	84,922
Tecnicas Reunidas SA	9,268	357,357
Tubacex SA	33,979	141,838
Tubos Reunidos SA (I)(L)	31,261	43,035
Vidrala SA	4,665	302,072
Viscofan SA (L)	10,539	645,166
Vocento SA (I)	14,712	27,646
Zardoya Otis SA	40,871	400,634
Sweden 3.3%		19,748,277
AAK AB	9,097	681,256
Acando AB	20,482	73,487
AddLife AB	6,406	134,162
AddNode Group AB (I)	2,233	21,150
AddTech AB, B Shares	17,816	323,514
AF AB, B Shares	18,707	389,897
Atrium Ljungberg AB, B Shares	14,040	234,959

62SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Sweden (continued)
Avanza Bank Holding AB	6,326	$263,813
Axactor AB (I)(L)	227,317	60,272
B&B Tools AB, B Shares	7,946	176,276
BE Group AB (I)	1,076	7,301
Beijer Alma AB	5,735	174,069
Beijer Electronics AB (I)	1,967	10,926
Beijer Ref AB	6,810	179,281
Betsson AB (I)	31,747	289,194
Bilia AB, A Shares	11,190	223,256
BillerudKorsnas AB	7,337	117,090
BioGaia AB, B Shares	4,164	172,177
Biotage AB	11,979	81,664
Bjorn Borg AB (I)	6,665	25,868
Bonava AB	1,278	22,823
Bonava AB, B Shares	3,176	57,392
Bulten AB	5,708	85,034
Bure Equity AB	13,595	165,539
Byggmax Group AB (L)	17,075	112,903
Catena AB	1,653	25,037
Clas Ohlson AB, B Shares	9,715	170,306
Cloetta AB, B Shares	69,461	305,479
Com Hem Holding AB	20,479	275,293
Concordia Maritime AB, B Shares	5,539	8,483
Dedicare AB, B Shares	1,128	16,991
Dios Fastigheter AB	24,390	134,396
Doro AB	6,824	44,536
Duni AB	10,787	156,318
Dustin Group AB (S)	8,947	76,173
East Capital Explorer AB	1,176	9,736
Elanders AB	2,728	34,621
Eltel AB (I)(S)	2,184	12,179
Enea AB (I)	4,257	34,652
eWork Group AB	1,387	16,654
Fabege AB	39,733	745,709
Fagerhult AB	1,800	71,782
Granges AB	20,964	196,512
Gunnebo AB	9,705	54,231
Haldex AB (I)	13,702	185,587
Hemfosa Fastigheter AB	30,469	316,354
HIQ International AB (I)	15,187	102,717
Holmen AB, B Shares	16,082	723,286
Hufvudstaden AB, A Shares	21,430	364,070
Indutrade AB	26,259	616,018
Intrum Justitia AB	19,888	672,939
Inwido AB	10,484	153,301
ITAB Shop Concept AB, Class B	7,377	63,333
JM AB	20,498	770,090
KappAhl AB	17,702	96,865
Karo Pharma AB (L)	15,009	61,627
Klovern AB, B Shares	143,746	160,768
KNOW IT AB	4,217	65,521
Kungsleden AB	55,531	335,806
Lagercrantz Group AB, B Shares	14,070	160,456
Lifco AB, B Shares	2,603	76,523

SEE NOTES TO FUND'S INVESTMENTS63

International Small Company Fund

	Shares	Value
Sweden (continued)
Lindab International AB	19,706	$216,513
Loomis AB, B Shares	16,519	622,560
Medivir AB, B Shares (I)	6,375	54,200
Mekonomen AB	6,912	132,979
Modern Times Group MTG AB, B Shares	15,156	521,028
MQ Holding AB	7,470	27,553
Munksjo OYJ (I)	5,141	112,727
Mycronic AB	18,323	186,494
NCC AB, B Shares	10,870	303,662
Net Insight AB, B Shares (I)	29,909	22,541
NetEnt AB (I)	48,739	397,488
New Wave Group AB, B Shares	13,930	95,713
Nobia AB	29,222	316,981
Nobina AB (S)	7,787	49,333
Nolato AB, B Shares	5,977	217,021
NP3 Fastigheter AB	6,034	32,995
OEM International AB, B Shares	6,889	160,973
Opus Group AB	64,359	54,858
Peab AB	54,470	645,484
Pricer AB, B Shares	25,941	28,210
Proact IT Group AB	2,222	50,701
Probi AB	48	3,197
Qliro Group AB (I)	41,364	76,564
Ratos AB, B Shares	59,430	291,758
Raysearch Laboratories AB (I)	4,885	134,235
Recipharm AB, B Shares	3,909	55,670
Rottneros AB (I)	18,906	17,608
Sagax AB, B Shares	12,229	132,367
SAS AB (I)(L)	26,732	49,203
Scandi Standard AB	6,476	40,944
Scandic Hotels Group AB (S)	1,232	15,795
Sectra AB, B Shares (I)	1,980	39,968
Semcon AB	4,746	35,154
Sensys Gatso Group AB (I)(L)	174,190	16,493
SkiStar AB	7,657	171,490
SSAB AB, A Shares (I)	9,753	39,835
SSAB AB, A Shares (Stockholm Stock Exchange) (I)	64,699	264,409
SSAB AB, B Shares (I)	55,217	184,141
SSAB AB, B Shares (Stockholm Stock Exchange) (I)	140,063	467,279
Sweco AB, B Shares	18,512	482,318
Swedol AB, Class B	860	2,891
Systemair AB	3,664	63,068
Thule Group AB (S)	15,697	294,436
VBG Group AB	560	9,028
Victoria Park AB, B Shares (I)	17,436	55,141
Vitrolife AB	3,897	244,160
Wallenstam AB, B Shares	53,892	503,856
Wihlborgs Fastigheter AB	20,038	409,603
Switzerland 5.2%		31,212,414
Allreal Holding AG (I)	3,961	730,923
Alpiq Holding AG (I)	750	63,482
ALSO Holding AG (I)	1,317	179,881
APG SGA SA	311	155,870
Arbonia AG (I)	9,422	172,297

64SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Switzerland (continued)
Aryzta AG (I)	14,530	$459,010
Ascom Holding AG	8,420	167,039
Autoneum Holding AG	758	215,739
Bachem Holding AG	577	71,440
Bank Coop AG	1,570	70,412
Banque Cantonale de Geneve	569	91,690
Banque Cantonale Vaudoise	1,012	729,085
Belimo Holding AG	128	507,867
Bell Food Group AG	344	154,992
Bellevue Group AG (I)	2,363	42,089
Berner Kantonalbank AG	1,316	245,811
BKW AG	3,764	229,066
Bobst Group SA	2,647	267,230
Bossard Holding AG (I)	1,855	365,567
Bucher Industries AG	1,733	564,678
Burckhardt Compression Holding AG	697	218,587
Burkhalter Holding AG	964	139,385
Calida Holding AG (I)	1,142	46,535
Carlo Gavazzi Holding AG	85	27,917
Cavotec SA (I)	7,080	24,663
Cembra Money Bank AG (I)	5,785	545,172
Cicor Technologies, Ltd. (I)	274	12,447
Cie Financiere Tradition SA	544	55,531
Clariant AG (I)	52,911	1,109,596
Coltene Holding AG	810	79,437
Conzzeta AG	301	298,364
Daetwyler Holding AG	2,053	349,129
DKSH Holding AG	4,414	370,312
dormakaba Holding AG (I)	785	708,866
Edmond de Rothschild Suisse SA	1	15,978
EFG International AG (I)	29,777	184,085
Emmi AG (I)	602	467,156
Energiedienst Holding AG	1,013	27,933
Evolva Holding SA (I)	26,591	12,077
Feintool International Holding AG (I)	455	58,708
Fenix Outdoor International AG	671	76,181
Ferrexpo PLC	73,932	164,280
Flughafen Zuerich AG	6,700	1,662,521
Forbo Holding AG	279	460,726
GAM Holding AG (I)	42,999	592,521
Georg Fischer AG	1,145	1,080,670
Gurit Holding AG (I)	113	109,219
Helvetia Holding AG	1,714	992,841
Highlight Communications AG	4,309	25,286
HOCHDORF Holding AG (I)	246	83,805
Huber & Suhner AG	3,948	278,323
Implenia AG	4,221	326,726
Inficon Holding AG (I)	428	224,395
Interroll Holding AG	176	230,151
Intershop Holding AG	267	132,303
IWG PLC	172,710	739,248
Jungfraubahn Holding AG	635	72,287
Kardex AG (I)	1,701	181,271
Komax Holding AG	815	227,371

SEE NOTES TO FUND'S INVESTMENTS65

International Small Company Fund

	Shares	Value
Switzerland (continued)
Kudelski SA	10,947	$193,361
Lastminute.com NV (I)	1,714	23,529
LEM Holding SA	153	178,082
Logitech International SA (L)	3,119	113,750
Logitech International SA (SIX Swiss Exchange)	41,189	1,505,081
Luzerner Kantonalbank AG	937	419,464
MCH Group AG	456	37,661
Metall Zug AG, B Shares	59	255,883
Meyer Burger Technology AG (I)	22,601	25,266
Mobilezone Holding AG	4,843	75,477
Mobimo Holding AG (I)	1,768	498,221
OC Oerlikon Corp. AG (I)	52,027	660,411
Orascom Development Holding AG (I)	4,769	30,181
Orell Fuessli Holding AG	223	29,914
Oriflame Holding AG (I)	3,512	143,860
Orior AG	1,215	94,643
Panalpina Welttransport Holding AG	2,991	410,910
Phoenix Mecano AG	167	95,206
Plazza AG	376	89,327
PSP Swiss Property AG	10,664	1,006,445
Rieter Holding AG (I)	776	175,101
Romande Energie Holding SA	100	135,312
Schaffner Holding AG (I)	198	62,374
Schmolz & Bickenbach AG (I)	148,981	135,231
Schweiter Technologies AG	271	341,272
SFS Group AG (I)	1,265	146,142
Siegfried Holding AG (I)	791	228,569
St. Galler Kantonalbank AG	603	261,156
Sulzer AG	3,955	461,134
Sunrise Communications Group AG (I)(S)	5,615	466,900
Swissquote Group Holding SA	2,821	77,914
Tamedia AG	741	116,637
Tecan Group AG	2,690	509,044
Temenos Group AG (I)	17,269	1,608,746
Thurgauer Kantonalbank	384	38,431
u-blox Holding AG (I)	1,722	355,448
Valiant Holding AG	4,535	527,632
Valora Holding AG	864	284,644
Vaudoise Assurances Holding SA	261	142,727
Vetropack Holding AG	56	119,184
Von Roll Holding AG (I)	2,046	3,277
Vontobel Holding AG	6,021	375,766
VZ Holding AG	387	118,644
Walliser Kantonalbank (I)	446	41,406
Walter Meier AG	876	40,025
Warteck Invest AG	16	32,383
Ypsomed Holding AG (I)	838	181,130
Zehnder Group AG	2,627	93,333
Zug Estates Holding AG, B Shares (I)	69	128,594
Zuger Kantonalbank AG	40	221,415
United Arab Emirates 0.0%		102,522
Gulf Marine Services PLC	9,942	8,431
Lamprell PLC (I)	68,445	94,091

66SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom 14.8%		$89,561,042
4imprint Group PLC	3,873	85,532
A.G.Barr PLC	31,218	265,516
AA PLC	161,226	485,439
Aberdeen Asset Management PLC	110,796	412,803
Acacia Mining PLC	42,296	156,637
Acal PLC	12,904	46,178
Afren PLC (I)	310,484	0
Aggreko PLC	54,040	603,571
Aldermore Group PLC (I)	5,001	15,704
Amec Foster Wheeler PLC	107,635	708,525
Anglo Pacific Group PLC	30,338	44,047
Anglo-Eastern Plantations PLC	3,980	39,833
Arrow Global Group PLC	37,154	191,908
Ashmore Group PLC	104,550	472,638
AVEVA Group PLC	16,863	421,174
Avon Rubber PLC	4,864	69,062
Balfour Beatty PLC	191,057	694,348
BBA Aviation PLC	301,371	1,252,824
Beazley PLC	145,239	884,752
Bellway PLC	34,348	1,251,686
Berendsen PLC	44,602	631,291
Bloomsbury Publishing PLC	26,097	58,494
Bodycote PLC	57,196	573,629
Booker Group PLC	447,558	1,151,179
Bovis Homes Group PLC	38,715	455,337
Braemar Shipping Services PLC	1,929	7,489
Brewin Dolphin Holdings PLC	85,058	372,428
Britvic PLC	65,082	588,096
BTG PLC (I)	35,635	300,441
Cairn Energy PLC (I)	38,311	100,074
Cambian Group PLC (I)	21,739	47,101
Capital & Counties Properties PLC (L)	108,668	440,107
Carclo PLC (I)	7,141	13,193
Card Factory PLC	11,718	50,363
Carillion PLC	114,263	300,075
Carpetright PLC (I)	6,882	19,400
Carr's Group PLC	9,750	17,492
Castings PLC	6,764	42,824
Centaur Media PLC	19,732	12,851
Charles Stanley Group PLC	5,789	26,171
Charles Taylor PLC	7,487	22,788
Chemring Group PLC	77,034	179,179
Chesnara PLC	39,738	195,020
Cineworld Group PLC	54,202	501,224
Circassia Pharmaceuticals PLC (I)	8,688	10,082
City of London Investment Group PLC	2,365	12,331
Clarkson PLC	4,406	152,357
Close Brothers Group PLC	42,324	873,848
CLS Holdings PLC	49,740	128,247
Cobham PLC	628,953	1,086,285
Communisis PLC	54,344	37,719
Computacenter PLC	18,799	205,163
Concentric AB	13,692	216,811
Connect Group PLC	74,451	121,056

SEE NOTES TO FUND'S INVESTMENTS67

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Consort Medical PLC	14,004	$187,591
Costain Group PLC	25,570	159,799
Countrywide PLC	20,797	45,654
Cranswick PLC	13,347	510,083
Crest Nicholson Holdings PLC	65,927	537,281
Daily Mail & General Trust PLC	71,982	639,094
Dairy Crest Group PLC	37,984	299,034
De La Rue PLC	27,225	237,601
Debenhams PLC	306,827	197,962
Dechra Pharmaceuticals PLC	17,237	432,080
Devro PLC	47,678	130,505
Dialight PLC (I)	7,641	101,852
Dialog Semiconductor PLC (I)	20,672	987,976
Dignity PLC	12,392	403,673
Diploma PLC	33,341	480,817
Domino's Pizza Group PLC	128,654	526,345
Drax Group PLC	108,186	482,666
DS Smith PLC	287,290	1,619,539
Dunelm Group PLC	21,744	175,339
EI Group PLC (I)	185,674	340,830
Electrocomponents PLC	164,884	1,247,176
Elementis PLC	160,991	623,324
EnQuest PLC (I)	399,124	181,896
Equiniti Group PLC (S)	12,054	34,827
Essentra PLC	69,159	512,463
esure Group PLC	76,130	265,678
Euromoney Institutional Investor PLC	12,232	180,916
FDM Group Holdings PLC	6,884	71,881
Fenner PLC	60,272	243,390
Fidessa Group PLC	9,638	309,359
Findel PLC (I)	18,987	50,687
Firstgroup PLC (I)	325,031	626,887
Flybe Group PLC (I)	65,578	31,479
Foxtons Group PLC	54,783	79,462
Fuller Smith & Turner PLC, Class A	9,499	132,742
Future PLC (I)	2,980	9,975
G4S PLC	7,758	32,494
Galliford Try PLC	22,465	362,056
Gem Diamonds, Ltd. (I)	36,843	43,759
Genus PLC	16,324	394,007
Go-Ahead Group PLC	11,602	274,179
Gocompare.Com Group PLC (I)	82,811	99,664
Greene King PLC	85,292	829,287
Greggs PLC	27,049	380,233
Halfords Group PLC	52,034	243,460
Halma PLC	100,681	1,487,409
Hays PLC	362,709	781,380
Headlam Group PLC	23,677	184,415
Helical PLC	29,804	128,572
Henry Boot PLC	21,120	82,914
Hill & Smith Holdings PLC	20,906	387,592
Hilton Food Group PLC	6,973	68,176
Hogg Robinson Group PLC	48,756	44,049
HomeServe PLC	72,572	689,668

68SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Howden Joinery Group PLC	166,892	$975,911
Hunting PLC	40,537	264,918
Huntsworth PLC	56,248	38,741
IG Group Holdings PLC	100,106	753,155
Imagination Technologies Group PLC (I)	16,432	24,830
IMI PLC	48,723	788,028
Inchcape PLC	106,418	1,121,308
Indivior PLC	184,508	775,267
Inmarsat PLC	91,301	942,568
Intermediate Capital Group PLC	36,206	411,799
International Personal Finance PLC	25,827	53,229
Interserve PLC	40,165	116,447
IP Group PLC (I)	65,250	116,624
ITE Group PLC	75,623	153,438
J.D. Wetherspoon PLC	20,655	273,765
Jackpotjoy PLC (I)	9,885	75,498
James Fisher & Sons PLC	17,009	378,504
Janus Henderson Group PLC (I)(L)	31,718	992,127
Jardine Lloyd Thompson Group PLC	35,335	537,534
JD Sports Fashion PLC	78,350	455,838
Jimmy Choo PLC (I)	3,751	9,544
John Laing Group PLC (S)	8,997	34,574
John Menzies PLC	26,312	241,136
John Wood Group PLC	99,754	921,696
Jupiter Fund Management PLC	111,603	710,337
Just Group PLC	40,156	70,978
KAZ Minerals PLC (I)	90,039	563,635
KCOM Group PLC	149,574	181,413
Keller Group PLC	18,972	209,975
Kier Group PLC	26,951	436,671
Ladbrokes Coral Group PLC	254,099	390,787
Laird PLC	138,177	247,637
Lancashire Holdings, Ltd.	50,458	452,633
Laura Ashley Holdings PLC	68,094	11,210
Lookers PLC	86,641	144,078
Low & Bonar PLC	38,633	44,579
LSL Property Services PLC	18,865	56,373
Man Group PLC	481,704	976,822
Management Consulting Group PLC (I)	85,894	9,366
Marshalls PLC	65,884	350,210
Marston's PLC	155,404	271,080
McBride PLC (I)	49,931	122,319
McColl's Retail Group PLC	6,093	15,945
Mears Group PLC	26,884	177,825
Meggitt PLC	139,453	902,673
Melrose Industries PLC	483,857	1,492,452
Millennium & Copthorne Hotels PLC	33,015	199,473
Mitchells & Butlers PLC	57,855	181,467
Mitie Group PLC	96,472	300,968
Moneysupermarket.com Group PLC	127,608	573,486
Morgan Advanced Materials PLC	78,025	300,867
Morgan Sindall Group PLC	10,778	172,011
Mothercare PLC (I)	37,030	57,820
MWB Group Holdings PLC (I)	15,166	953

SEE NOTES TO FUND'S INVESTMENTS69

International Small Company Fund

	Shares	Value
United Kingdom (continued)
N. Brown Group PLC	38,687	$143,391
National Express Group PLC	118,007	563,724
NCC Group PLC	24,586	52,505
NEX Group PLC	81,041	671,793
Norcros PLC	9,355	20,166
Northgate PLC	39,255	267,790
Novae Group PLC	15,287	108,757
Ocado Group PLC (I)(L)	104,166	423,039
On the Beach Group PLC (S)	5,411	27,080
OneSavings Bank PLC	30,626	160,715
Ophir Energy PLC (I)	35,676	38,310
Oxford Instruments PLC	12,655	180,242
Pagegroup PLC	97,882	594,324
PayPoint PLC	16,602	201,985
Pendragon PLC	360,219	168,062
Pennon Group PLC	111,149	1,319,417
Petrofac, Ltd.	50,019	245,590
Petropavlovsk PLC (I)	502,489	51,332
Pets at Home Group PLC	37,800	80,934
Photo-Me International PLC	68,328	146,041
Polypipe Group PLC	35,149	189,082
Porvair PLC	833	6,431
Premier Foods PLC (I)	197,561	103,622
Premier Oil PLC (I)	130,680	97,855
Punch Taverns PLC (I)	7,353	16,596
PZ Cussons PLC	74,501	331,332
QinetiQ Group PLC	162,032	652,574
R.E.A. Holdings PLC (I)	2,867	12,254
Rank Group PLC	27,140	76,436
Rathbone Brothers PLC	3,769	127,481
Redrow PLC	70,152	506,217
Renewi PLC	216,355	263,688
Renishaw PLC	10,117	483,829
Renold PLC (I)	36,501	25,831
Rentokil Initial PLC	450,511	1,542,605
Ricardo PLC	15,814	179,425
Rightmove PLC	26,171	1,462,179
RM PLC	12,019	26,283
Robert Walters PLC	12,302	68,679
Rotork PLC	235,737	716,285
RPC Group PLC	113,240	1,253,184
RPS Group PLC	60,016	214,659
Saga PLC	83,323	217,192
Savills PLC	38,920	433,238
SDL PLC	22,906	184,722
Seadrill, Ltd. (I)	15,137	7,185
Senior PLC	111,967	339,670
Serco Group PLC (I)	129,540	198,215
Servelec Group PLC	2,191	8,264
Severfield Rowen PLC	89,306	95,918
SIG PLC	165,979	329,339
Soco International PLC	54,822	93,361
Softcat PLC	3,038	17,055
Spectris PLC	34,836	1,174,187

70SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Speedy Hire PLC	226,833	$171,177
Spirax-Sarco Engineering PLC	19,490	1,425,661
Spire Healthcare Group PLC (S)	11,152	49,144
Spirent Communications PLC	160,841	252,428
Sportech PLC (I)	2,345	3,010
SSP Group PLC	68,689	431,478
St. Ives PLC	37,604	23,308
St. Modwen Properties PLC	51,098	228,747
Stagecoach Group PLC	105,278	287,104
Stallergenes Greer PLC (I)	455	18,527
SThree PLC	31,746	125,717
Stobart Group, Ltd.	29,573	106,184
Stock Spirits Group PLC	15,413	34,754
Stolt-Nielsen, Ltd.	6,941	100,845
SuperGroup PLC	13,239	264,722
Synthomer PLC	87,382	566,794
TalkTalk Telecom Group PLC (L)	139,745	319,865
Tate & Lyle PLC	122,356	1,163,014
Ted Baker PLC	7,617	240,601
Telecom Plus PLC	17,172	292,216
The Restaurant Group PLC	53,775	252,629
The UNITE Group PLC	11,912	96,757
The Vitec Group PLC	3,750	46,275
The Weir Group PLC	31,378	735,353
Thomas Cook Group PLC	459,921	547,733
Topps Tiles PLC	52,481	61,297
TP ICAP PLC	144,158	885,419
Trifast PLC	23,116	64,456
Trinity Mirror PLC	68,032	90,914
TT Electronics PLC	49,695	126,941
Tullow Oil PLC (I)	379,561	898,830
U & I Group PLC	37,297	93,059
UBM PLC	108,474	1,010,669
Ultra Electronics Holdings PLC	19,208	528,982
Vectura Group PLC (I)	173,692	263,517
Vesuvius PLC	76,226	570,154
Victrex PLC	22,640	563,435
Virgin Money Holdings UK PLC	39,486	151,883
Volex PLC (I)	8,308	4,505
Volution Group PLC	1,884	4,803
Vp PLC	664	7,320
W.S. Atkins PLC	25,115	673,119
WH Smith PLC	29,940	688,925
William Hill PLC	234,478	868,407
Wilmington PLC	8,311	29,193
Wincanton PLC	43,520	172,888
Xaar PLC	22,542	106,745
Zeal Network SE	1,756	51,669
ZPG PLC (S)	40,242	193,778
United States 0.1%		752,321
Alacer Gold Corp. (I)	65,040	95,332
Argonaut Gold, Inc. (I)	47,122	66,976
Energy Fuels, Inc. (I)	20,569	32,128
REC Silicon ASA (I)	483,730	63,219

SEE NOTES TO FUND'S INVESTMENTS71

International Small Company Fund

			Shares	Value
United States (continued)
	Sims Metal Management, Ltd.		49,935	$494,666
Preferred securities 0.4%				$2,276,612
(Cost $1,504,160)
Germany 0.4%				2,276,612
	Biotest AG		5,334	127,479
	Draegerwerk AG & Company KGaA		2,064	242,080
	FUCHS PETROLUB SE		10,678	596,854
	Jungheinrich AG		12,917	486,966
	Sartorius AG		4,601	469,566
	Sixt SE		4,655	222,169
	STO SE & Company KGaA		276	35,749
	Villeroy & Boch AG		4,296	95,749
Rights 0.0%				$20,796
(Cost $18,951)
	Betsson AB (Expiration Date: 6-19-17) (I)(N)		31,747	17,387
	Bjorn Borg AB (Expiration Date: 6-15-17) (I)(N)		6,665	1,534
	Maurel ET (Expiration Date: 1-2-18) (I)(N)		41,735	1,875
	Yield (%)		Shares	Value
Securities lending collateral 4.3%				$26,080,046
(Cost $26,079,155)
John Hancock Collateral Trust (W)	1.0209(Y	)	2,606,310	26,080,046
Short-term investments 0.8%				$4,972,818
(Cost $4,972,818)
Money market funds 0.8%				4,972,818
Western Asset Institutional Government Reserves Fund, Institutional Class	0.7086(Y	)	4,972,818	4,972,818
Total investments (Cost $496,291,625)† 103.8%				$627,739,503
Other assets and liabilities, net (3.8%)				($22,995,577)
Total net assets 100.0%				$604,743,926

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $24,309,406.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $504,148,562. Net unrealized appreciation aggregated to $123,590,941, of which $177,129,019 related to appreciated investment securities and $53,538,078 related to depreciated investment securities.

72SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

The fund had the following sector composition as a percentage of net assets on 5-31-17:

Industrials	24.7%
Consumer discretionary	16.3%
Materials	11.9%
Financials	10.5%
Information technology	10.5%
Consumer staples	6.4%
Health care	5.7%
Energy	4.2%
Real estate	3.9%
Utilities	2.9%
Telecommunication services	1.7%
Short-term investments and other	1.3%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS73

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$34,667,699	$527,145	$33,354,386	$786,168
Austria	9,565,873	—	9,565,873	—
Belgium	11,253,693	—	11,253,693	—
Bermuda	1,262,960	—	1,262,960	—
Cambodia	207,208	—	207,208	—
Canada	49,628,128	49,550,081	62,891	15,156
China	454,702	102,658	352,044	—
Cyprus	16,071	—	16,071	—
Denmark	12,266,406	—	12,266,406	—
Faroe Islands	351,378	—	351,378	—
Finland	15,037,016	—	15,036,708	308
France	31,411,998	—	31,411,998	—
Gabon	36,913	—	36,913	—
Georgia	494,794	—	494,794	—
Germany	36,614,328	—	36,614,328	—
Gibraltar	182,121	—	182,121	—
Greece	83	—	—	83
Greenland	1,855	—	1,855	—
Guernsey, Channel Islands	47,045	—	47,045	—
Hong Kong	17,650,680	9,237	17,527,364	114,079

       74

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
India	90,470	—	90,470	—
Ireland	5,073,410	—	5,073,410	—
Isle of Man	1,974,302	—	1,974,302	—
Israel	6,242,624	124,616	6,118,008	—
Italy	25,363,066	—	25,337,435	25,631
Japan	138,664,948	—	138,664,948	—
Jersey, Channel Islands	1,273,145	—	1,273,145	—
Liechtenstein	212,093	—	212,093	—
Luxembourg	1,760,295	—	1,760,295	—
Macau	100,939	—	100,939	—
Malaysia	9,239	—	9,239	—
Malta	692,790	—	692,790	—
Monaco	304,259	258,041	46,218	—
Mongolia	35,398	—	35,398	—
Netherlands	13,281,062	—	13,281,062	—
New Zealand	6,470,163	—	6,470,163	—
Norway	4,932,653	—	4,932,653	—
Peru	262,441	—	262,441	—
Philippines	31,992	—	31,992	—
Portugal	2,289,730	—	2,289,730	—
Russia	251,173	—	251,173	—
Singapore	7,985,685	—	7,967,926	17,759
South Africa	310,385	—	310,385	—
Spain	14,249,442	—	14,249,442	—
Sweden	19,748,277	—	19,748,277	—
Switzerland	31,212,414	113,750	31,098,664	—
United Arab Emirates	102,522	—	102,522	—
United Kingdom	89,561,042	992,127	88,567,962	953
United States	752,321	194,436	557,885	—
Preferred securities	2,276,612	—	2,276,612	—
Rights	20,796	18,921	—	1,875
Securities lending collateral	26,080,046	26,080,046	—	—
Short-term investments	4,972,818	4,972,818	—	—
Total investments in securities	$627,739,503	$82,943,876	$543,833,615	$962,012

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       75

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	424Q3	05/17
This report is for the information of the shareholders of John Hancock International Small Company Fund.		7/17

John Hancock

Natural Resources Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsNatural Resources Fund

As of 5-31-17 (unaudited)
	Shares	Value
Common stocks 99.2%		$528,883,133
(Cost $625,863,007)
Consumer staples 0.9%		4,757,148
Food products 0.9%
Adecoagro SA (I)	432,468	4,757,148
Energy 63.6%		339,166,789
Energy equipment and services 20.7%
Baker Hughes, Inc.	96,354	5,313,923
Basic Energy Services, Inc. (I)	57,721	1,586,750
Core Laboratories NV (L)	55,950	5,720,327
Dril-Quip, Inc. (I)(L)	53,921	2,674,482
Halliburton Company	524,969	23,723,349
Independence Contract Drilling, Inc. (I)	342,623	1,308,820
NCS Multistage Holdings, Inc. (I)	110,065	2,888,106
Patterson-UTI Energy, Inc.	517,069	11,023,911
ProPetro Holding Corp. (I)(L)	447,202	5,925,427
RPC, Inc. (L)	322,629	6,062,199
Schlumberger, Ltd.	245,864	17,109,676
Select Energy Services, Inc., Class A (I)(L)	104,707	1,589,452
Solaris Oilfield Infrastructure, Inc., Class A (I)(L)	198,360	2,281,140
TechnipFMC PLC (I)	324,918	9,406,376
Tenaris SA, ADR	217,802	6,599,401
U.S. Silica Holdings, Inc.	123,932	4,709,416
Weatherford International PLC (I)(L)	520,899	2,500,315
Oil, gas and consumable fuels 42.9%
Anadarko Petroleum Corp.	297,005	15,007,663
Arch Coal, Inc., Class A (L)	24,346	1,722,966
Cheniere Energy, Inc. (I)	125,380	6,108,514
Cimarex Energy Company	108,392	11,658,644
Concho Resources, Inc. (I)	156,994	19,903,699
CONSOL Energy, Inc. (I)	242,751	3,522,317
Continental Resources, Inc. (I)	154,098	5,794,085
Devon Energy Corp.	221,178	7,515,628
EOG Resources, Inc.	197,516	17,837,670
Hess Corp.	217,135	9,964,325
Kosmos Energy, Ltd. (I)(L)	398,619	2,391,714
Laredo Petroleum, Inc. (I)	724,792	8,516,306
Lekoil, Ltd. (I)	5,641,607	1,255,766
Marathon Oil Corp.	359,799	4,684,583
Marathon Petroleum Corp.	192,056	9,994,594
Newfield Exploration Company (I)	154,286	5,011,209
Noble Energy, Inc.	538,152	15,439,581
Pioneer Natural Resources Company	70,495	11,762,796
Plains GP Holdings LP, Class A (I)	146,625	3,910,489
Range Resources Corp.	240,331	5,542,033
Rice Energy, Inc. (I)	323,582	6,471,640
Royal Dutch Shell PLC, A Shares	377,390	10,257,381
Seven Generations Energy, Ltd., Class A (I)	287,187	5,151,231
Suncor Energy, Inc.	492,969	15,434,859
Targa Resources Corp.	94,483	4,339,604
Tesoro Corp.	69,722	5,803,659
Valero Energy Corp.	83,994	5,163,111

2SEE NOTES TO FUND'S INVESTMENTS

Natural Resources Fund

			Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
	WPX Energy, Inc. (I)		792,759	$8,577,652
Financials 0.5%				2,595,243
Capital markets 0.5%
	Silver Run Acquisition Corp. II (I)		247,166	2,595,243
Industrials 1.3%				6,985,132
Trading companies and distributors 1.3%
	Univar, Inc. (I)		229,623	6,985,132
Information technology 0.6%				3,296,138
Semiconductors and semiconductor equipment 0.6%
	Versum Materials, Inc.		106,190	3,296,138
Materials 31.3%				166,758,860
Chemicals 6.5%
	Albemarle Corp.		47,335	5,377,256
	Celanese Corp., Series A		50,995	4,413,617
	FMC Corp.		116,124	8,752,266
	Potash Corp. of Saskatchewan, Inc.		234,688	3,877,046
	The Chemours Company		131,072	5,241,569
	The Dow Chemical Company		115,239	7,140,208
Metals and mining 24.8%
	Agnico Eagle Mines, Ltd.		206,657	10,004,265
	Alacer Gold Corp. (I)(L)		1,582,950	2,320,199
	Alcoa Corp.		78,104	2,572,746
	Barrick Gold Corp.		332,287	5,496,027
	BHP Billiton, Ltd., ADR (L)		155,077	5,441,652
	Constellium NV, Class A (I)		634,645	4,283,852
	First Quantum Minerals, Ltd.		892,793	7,527,788
	Freeport-McMoRan, Inc. (I)		226,236	2,599,452
	Glencore PLC (I)		2,739,949	10,092,570
	Guyana Goldfields, Inc. (I)		970,442	3,886,509
	Ivanhoe Mines, Ltd., Class A (I)(L)		793,538	2,267,503
	Lundin Mining Corp.		2,354,716	12,968,936
	Nevsun Resources, Ltd.		1,310,124	3,152,018
	Newmont Mining Corp.		157,904	5,392,422
	Randgold Resources, Ltd., ADR (L)		119,938	11,372,521
	Reliance Steel & Aluminum Company		73,233	5,342,347
	Rio Tinto PLC, ADR (L)		240,472	9,693,426
	Southern Copper Corp. (L)		239,187	8,361,978
	Steel Dynamics, Inc.		215,596	7,328,108
	Tahoe Resources, Inc.		452,157	4,003,256
	Warrior Met Coal, Inc. (L)		213,831	3,654,372
	Wheaton Precious Metals Corp. (L)		204,532	4,194,951
Utilities 1.0%				5,323,823
Independent power and renewable electricity producers 1.0%
	NextEra Energy Partners LP (L)		154,135	5,323,823
	Yield (%)		Shares	Value
Securities lending collateral 8.5%				$45,671,566
(Cost $45,671,527)
John Hancock Collateral Trust (W)	1.0209(Y	)	4,564,190	45,671,566

SEE NOTES TO FUND'S INVESTMENTS3

Natural Resources Fund

	Yield (%)		Shares	Value
Short-term investments 1.5%				$7,833,322
(Cost $7,833,322)
Money market funds 1.5%				7,833,322
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7151(Y	)	7,833,322	7,833,322
Total investments (Cost $679,367,856)† 109.2%				$582,388,021
Other assets and liabilities, net (9.2%)				($49,172,132)
Total net assets 100.0%				$533,215,889

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $44,615,747.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $690,969,101. Net unrealized depreciation aggregated to $108,581,080, of which $39,646,789 related to appreciated investment securities and $148,227,869 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 5-31-17:

United States	69.3%
Canada	13.9%
Netherlands	3.8%
United Kingdom	3.6%
Switzerland	2.4%
Jersey, Channel Islands	2.1%
Peru	1.6%
Luxembourg	1.2%
Australia	1.0%
Other countries	1.1%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer staples	$4,757,148	$4,757,148	—	—
Energy	339,166,789	327,653,642	$11,513,147	—
Financials	2,595,243	2,595,243	—	—
Industrials	6,985,132	6,985,132	—	—
Information technology	3,296,138	3,296,138	—	—
Materials	166,758,860	156,666,290	10,092,570	—
Utilities	5,323,823	5,323,823	—	—
Securities lending collateral	45,671,566	45,671,566	—	—
Short-term investments	7,833,322	7,833,322	—	—
Total investments in securities	$582,388,021	$560,782,304	$21,605,717	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	354Q3	05/17
This report is for the information of the shareholders of John Hancock Natural Resources Fund.		7/17

John Hancock

New Opportunities Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsNew Opportunities Fund

As of 5-31-17 (unaudited)
	Shares	Value
Common stocks 98.8%		$521,845,837
(Cost $438,260,527)
Consumer discretionary 14.4%		75,929,271
Auto components 1.4%
Adient PLC	8,895	609,574
American Axle & Manufacturing Holdings, Inc. (I)	9,595	144,980
Cooper Tire & Rubber Company (L)	38,297	1,378,692
Cooper-Standard Holdings, Inc. (I)	3,478	375,659
Dana, Inc.	11,958	252,553
Fox Factory Holding Corp. (I)	50,012	1,642,894
Gentex Corp.	15,944	302,617
Gentherm, Inc. (I)	1,879	70,838
Horizon Global Corp. (I)	38,305	563,467
Modine Manufacturing Company (I)	11,129	169,161
Motorcar Parts of America, Inc. (I)	3,516	102,210
Shiloh Industries, Inc. (I)	3,949	46,203
Standard Motor Products, Inc.	5,221	254,054
Stoneridge, Inc. (I)	1,245	19,248
Superior Industries International, Inc.	3,530	68,835
Tower International, Inc.	3,724	86,397
Visteon Corp. (I)	11,569	1,160,255
VOXX International Corp. (I)	5,062	29,360
Automobiles 0.0%
Winnebago Industries, Inc. (L)	6,297	154,277
Distributors 0.5%
Core-Mark Holding Company, Inc.	2,397	81,618
Pool Corp.	19,931	2,374,380
Weyco Group, Inc.	494	13,501
Diversified consumer services 1.1%
Adtalem Global Education, Inc.	13,649	510,473
American Public Education, Inc. (I)	3,638	80,025
Ascent Capital Group, Inc., Class A (I)	1,985	27,333
Bridgepoint Education, Inc. (I)	11,918	164,945
Cambium Learning Group, Inc. (I)	3,053	15,173
Career Education Corp. (I)	6,782	64,022
Carriage Services, Inc.	2,792	73,402
Graham Holdings Company, Class B	1,095	655,686
Grand Canyon Education, Inc. (I)	35,481	2,781,710
Houghton Mifflin Harcourt Company (I)	6,210	76,694
K12, Inc. (I)	9,885	186,135
Regis Corp. (I)	4,678	44,207
ServiceMaster Global Holdings, Inc. (I)	27,767	1,049,593
Universal Technical Institute, Inc. (I)	5,699	20,915
Hotels, restaurants and leisure 2.2%
Ark Restaurants Corp.	197	5,063
Belmond, Ltd., Class A (I)	9,083	112,175
Biglari Holdings, Inc. (I)	1	380
Boyd Gaming Corp. (I)	57,438	1,459,500
Carrols Restaurant Group, Inc. (I)	811	9,610
Chuy's Holdings, Inc. (I)	50,359	1,354,657
Dave & Buster's Entertainment, Inc. (I)	35,601	2,374,587
Del Frisco's Restaurant Group, Inc. (I)	5,361	91,137
Del Taco Restaurants, Inc. (I)	3,911	50,178

2SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Drive Shack, Inc.	2,983	$9,725
El Pollo Loco Holdings, Inc. (I)	154	2,102
Fiesta Restaurant Group, Inc. (I)	2,735	60,307
ILG, Inc.	17,285	465,658
International Game Technology PLC	33,773	599,471
International Speedway Corp., Class A	3,124	110,277
Intrawest Resorts Holdings, Inc. (I)	2,461	58,350
J Alexander's Holdings, Inc. (I)	3,506	39,793
Kona Grill, Inc. (I)(L)	263,142	1,052,568
La Quinta Holdings, Inc. (I)	9,830	136,244
Luby's, Inc. (I)	6,731	17,904
Marriott Vacations Worldwide Corp.	5,392	628,276
Monarch Casino & Resort, Inc. (I)	1,250	37,688
Panera Bread Company, Class A (I)	236	74,220
Papa John's International, Inc.	13,747	1,107,596
Potbelly Corp. (I)	4,459	51,279
RCI Hospitality Holdings, Inc.	2,292	47,697
Red Robin Gourmet Burgers, Inc. (I)	3,142	226,460
Ruby Tuesday, Inc. (I)	17,150	37,730
Speedway Motorsports, Inc.	8,627	148,557
The Marcus Corp.	3,767	124,311
The Wendy's Company (L)	67,007	1,083,503
Zoe's Kitchen, Inc. (I)	1,253	17,429
Household durables 2.0%
AV Homes, Inc. (I)	5,178	81,165
Bassett Furniture Industries, Inc.	1,320	39,204
Beazer Homes USA, Inc. (I)	53,082	647,600
CalAtlantic Group, Inc.	18,757	676,002
Cavco Industries, Inc. (I)	2,107	232,297
Century Communities, Inc. (I)	5,108	127,189
CSS Industries, Inc.	926	24,622
Emerson Radio Corp. (I)	6,514	8,533
Ethan Allen Interiors, Inc.	6,472	174,420
Flexsteel Industries, Inc.	1,332	67,466
Green Brick Partners, Inc. (I)	164	1,624
Helen of Troy, Ltd. (I)	15,258	1,388,478
Hooker Furniture Corp.	2,702	115,916
KB Home	1,413	29,645
La-Z-Boy, Inc.	47,577	1,260,791
Libbey, Inc.	3,367	27,508
Lifetime Brands, Inc.	962	17,701
M/I Homes, Inc. (I)	2,518	70,982
MDC Holdings, Inc.	9,393	316,074
Meritage Homes Corp. (I)	4,328	172,687
NACCO Industries, Inc., Class A	1,238	82,018
PICO Holdings, Inc. (I)	5,367	87,750
PulteGroup, Inc.	59,577	1,350,611
Skyline Corp. (I)	705	3,708
Taylor Morrison Home Corp., Class A (I)	6,021	139,988
The New Home Company, Inc. (I)	4,688	50,396
Toll Brothers, Inc.	31,553	1,164,621
TopBuild, Corp. (I)	8,080	432,684

SEE NOTES TO FUND'S INVESTMENTS3

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
TRI Pointe Group, Inc. (I)	33,580	$415,385
Tupperware Brands Corp.	12,325	886,291
UCP, Inc., Class A (I)	1,832	20,152
William Lyon Homes, Class A (I)(L)	6,087	137,871
ZAGG, Inc. (I)	6,430	53,691
Internet and direct marketing retail 1.6%
1-800-Flowers.com, Inc., Class A (I)	9,141	91,410
FTD Companies, Inc. (I)	6,423	111,246
Liberty TripAdvisor Holdings, Inc., Class A (I)	11,022	130,611
Overstock.com, Inc. (I)	3,496	49,119
Shutterfly, Inc. (I)	325	16,084
Wayfair, Inc., Class A (I)(L)	125,900	7,925,405
Leisure products 0.4%
Callaway Golf Company	21,696	276,407
JAKKS Pacific, Inc. (I)	3,041	12,772
Johnson Outdoors, Inc., Class A	200	8,588
Malibu Boats, Inc., Class A (I)	23,795	577,029
Polaris Industries, Inc. (L)	16,193	1,353,735
Vista Outdoor, Inc. (I)	4,965	104,166
Media 1.0%
A.H. Belo Corp., Class A	4,469	25,250
AMC Entertainment Holdings, Inc., Class A	8,076	181,710
Ballantyne Strong, Inc. (I)	1,790	11,993
Beasley Broadcast Group, Inc., Class A	447	4,090
Entercom Communications Corp., Class A (L)	8,436	86,891
Entravision Communications Corp., Class A	1,281	7,366
Gannett Company, Inc. (L)	24,345	191,108
Gray Television, Inc. (I)	4,409	53,128
John Wiley & Sons, Inc., Class A	920	46,644
Media General, Inc. (I)	5,000	1,485
Meredith Corp. (L)	8,505	460,121
New Media Investment Group, Inc.	10,131	130,994
News Corp., Class A	58,896	788,028
News Corp., Class B	19,396	265,725
Reading International, Inc., Class A (I)	4,950	79,002
Salem Media Group, Inc.	4,629	31,709
Scholastic Corp.	4,196	178,456
TEGNA, Inc.	41,248	979,228
The EW Scripps Company, Class A (I)	12,244	210,352
The Madison Square Garden Company, Class A (I)	2,451	478,950
The McClatchy Company, Class A (I)	1,050	10,668
The New York Times Company, Class A	27,463	483,349
Time, Inc.	22,246	278,075
Townsquare Media Inc., Class A (I)	2,297	23,108
Urban One, Inc. (I)	4,508	9,016
Multiline retail 0.3%
Dillard's, Inc., Class A (L)	6,745	347,233
Fred's, Inc., Class A (L)	1,382	19,016
J.C. Penney Company, Inc. (I)(L)	40,520	190,444
Kohl's Corp.	26,806	1,030,155
Macy's, Inc.	3,805	89,418
Tuesday Morning Corp. (I)	10,364	17,619

4SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Specialty retail 3.4%
Aaron's, Inc.	9,312	$340,074
Abercrombie & Fitch Company, Class A (L)	8,273	109,121
America's Car-Mart, Inc. (I)(L)	2,087	75,445
American Eagle Outfitters, Inc.	75,195	864,743
Ascena Retail Group, Inc. (I)	16,131	28,552
AutoNation, Inc. (I)	57,778	2,283,387
Barnes & Noble Education, Inc. (I)	8,317	78,928
Barnes & Noble, Inc.	5,042	33,781
Bed Bath & Beyond, Inc.	6,789	233,609
Big 5 Sporting Goods Corp. (L)	5,096	70,834
Boot Barn Holdings, Inc. (I)	839	6,536
Build-A-Bear Workshop, Inc. (I)	2,216	23,822
Burlington Stores, Inc. (I)	28,268	2,766,024
Cabela's, Inc. (I)	1,460	77,132
Caleres, Inc.	10,226	279,579
Chico's FAS, Inc.	10,735	101,553
Christopher & Banks Corp. (I)	8,725	11,692
Citi Trends, Inc.	3,147	57,433
Conn's, Inc. (I)	3,027	51,762
Destination Maternity Corp. (I)	3,213	13,977
Dick's Sporting Goods, Inc.	3,055	125,652
DSW, Inc., Class A	14,835	249,673
Express, Inc. (I)	15,914	123,493
Five Below, Inc. (I)	44,727	2,294,495
GameStop Corp., Class A (L)	19,067	422,143
Genesco, Inc. (I)(L)	4,266	158,695
Group 1 Automotive, Inc.	2,943	177,021
Guess?, Inc. (L)	19,497	234,744
Haverty Furniture Companies, Inc.	3,731	89,357
Hibbett Sports, Inc. (I)(L)	24,131	559,839
Kirkland's, Inc. (I)	2,618	23,693
Lithia Motors, Inc., Class A (L)	1,808	164,257
MarineMax, Inc. (I)	4,644	83,824
Monro Muffler Brake, Inc.	1,190	59,024
New York & Company, Inc. (I)	2,900	4,292
Office Depot, Inc.	70,047	357,940
Penske Automotive Group, Inc.	17,522	742,057
Perfumania Holdings, Inc. (I)	1,016	1,494
Pier 1 Imports, Inc.	22,118	110,811
Rent-A-Center, Inc. (L)	6,568	74,941
Sally Beauty Holdings, Inc. (I)	31,033	559,215
Sears Hometown and Outlet Stores, Inc. (I)	5,170	15,769
Shoe Carnival, Inc.	1,826	37,342
Signet Jewelers, Ltd.	1,480	71,188
Sonic Automotive, Inc., Class A	2,223	41,792
Stage Stores, Inc. (L)	3,629	7,875
Staples, Inc.	122,235	1,109,894
Stein Mart, Inc.	5,990	8,745
The Cato Corp., Class A	1,767	35,623
The Finish Line, Inc., Class A	10,311	145,488
The Michaels Companies, Inc. (I)	108,558	2,098,426
Tilly's, Inc., Class A	2,881	30,395

SEE NOTES TO FUND'S INVESTMENTS5

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Urban Outfitters, Inc. (I)	7,209	$136,034
Vitamin Shoppe, Inc. (I)(L)	19,306	223,950
West Marine, Inc.	4,685	46,054
Zumiez, Inc. (I)	4,435	63,199
Textiles, apparel and luxury goods 0.5%
Crocs, Inc. (I)	7,985	54,538
Culp, Inc.	696	22,342
Deckers Outdoor Corp. (I)	6,366	441,546
Delta Apparel, Inc. (I)	522	9,855
Fossil Group, Inc. (I)(L)	9,662	104,060
G-III Apparel Group, Ltd. (I)	9,299	181,981
Iconix Brand Group, Inc. (I)	8,299	49,711
Lakeland Industries, Inc. (I)	700	8,050
Movado Group, Inc.	2,782	58,700
Oxford Industries, Inc.	19,442	1,044,813
Perry Ellis International, Inc. (I)	1,322	24,245
Ralph Lauren Corp.	1,199	81,292
Rocky Brands, Inc.	1,741	24,809
Steven Madden, Ltd. (I)	312	12,246
Superior Uniform Group, Inc.	640	12,352
Unifi, Inc. (I)	3,710	104,399
Vera Bradley, Inc. (I)	8,195	77,115
Wolverine World Wide, Inc.	19,358	503,308
Consumer staples 2.4%		12,723,988
Beverages 0.4%
Craft Brew Alliance, Inc. (I)	5,110	85,337
The Boston Beer Company, Inc., Class A (I)	15,483	2,210,198
Food and staples retailing 0.6%
Ingles Markets, Inc., Class A	2,301	84,217
Natural Grocers by Vitamin Cottage, Inc. (I)(L)	2,208	21,881
Performance Food Group Company (I)	3,527	99,814
PriceSmart, Inc.	14,536	1,282,802
Smart & Final Stores, Inc. (I)	16,496	216,098
SpartanNash Company	5,433	161,903
SUPERVALU, Inc. (I)	15,041	57,908
The Andersons, Inc.	6,535	229,379
The Chefs' Warehouse, Inc. (I)	3,862	58,509
United Natural Foods, Inc. (I)	9,613	383,943
Village Super Market, Inc., Class A	2,255	56,104
Weis Markets, Inc.	6,029	311,217
Food products 1.2%
Alico, Inc.	490	14,676
Amplify Snack Brands, Inc. (I)	61,263	560,556
Darling Ingredients, Inc. (I)	35,705	559,497
Dean Foods Company	17,233	314,330
Farmer Brothers Company (I)	1,709	51,270
Fresh Del Monte Produce, Inc.	7,541	382,178
Hostess Brands, Inc. (I)	1,282	20,179
John B. Sanfilippo & Son, Inc.	461	29,859
Landec Corp. (I)	4,288	60,032
Limoneira Company	610	11,242

6SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Consumer staples (continued)
Food products (continued)
Omega Protein Corp.	3,910	$68,230
Pinnacle Foods, Inc.	29,944	1,865,811
Post Holdings, Inc. (I)	8,634	693,656
Sanderson Farms, Inc.	4,510	535,337
Seaboard Corp.	109	441,397
Seneca Foods Corp., Class A (I)	2,016	62,093
Snyder's-Lance, Inc.	5,294	194,555
TreeHouse Foods, Inc. (I)(L)	10,072	777,357
Household products 0.1%
Central Garden & Pet Company (I)	2,475	74,052
Central Garden & Pet Company, Class A (I)	6,231	180,138
Oil-Dri Corp. of America	855	29,472
Orchids Paper Products Company (L)	1,525	21,792
Personal products 0.0%
CCA Industries, Inc. (I)	300	990
Inter Parfums, Inc.	2,346	81,641
Mannatech, Inc.	83	1,212
Natural Alternatives International, Inc. (I)	1,588	17,150
Nature's Sunshine Products, Inc.	603	7,628
Nutraceutical International Corp.	2,703	112,850
Tobacco 0.1%
Alliance One International, Inc. (I)	2,000	21,000
Universal Corp.	4,134	274,498
Energy 6.3%		33,320,824
Energy equipment and services 3.4%
Archrock, Inc.	6,642	69,741
Atwood Oceanics, Inc. (I)(L)	12,538	125,882
Bristow Group, Inc. (L)	8,986	58,858
CARBO Ceramics, Inc. (I)(L)	883	6,684
Dawson Geophysical Company (I)	5,007	19,277
Diamond Offshore Drilling, Inc. (I)(L)	7,714	89,097
Dril-Quip, Inc. (I)(L)	29,984	1,487,206
Ensco PLC, Class A	48,455	302,359
Era Group, Inc. (I)	2,473	20,798
Exterran Corp. (I)	4,541	128,056
Forum Energy Technologies, Inc. (I)	68,857	1,118,926
Geospace Technologies Corp. (I)	72,282	1,083,507
Gulf Island Fabrication, Inc.	3,204	29,637
Helix Energy Solutions Group, Inc. (I)	35,417	176,377
Helmerich & Payne, Inc. (L)	76,119	4,008,427
Hornbeck Offshore Services, Inc. (I)(L)	3,837	6,446
Matrix Service Company (I)	6,259	51,011
McDermott International, Inc. (I)	53,275	330,838
Mitcham Industries, Inc. (I)	2,782	11,045
Nabors Industries, Ltd.	28,073	247,042
Natural Gas Services Group, Inc. (I)	44,603	1,168,599
Newpark Resources, Inc. (I)	23,543	174,218
Noble Corp. PLC (L)	58,522	237,014
Oceaneering International, Inc.	59,018	1,438,859
Oil States International, Inc. (I)	60,574	1,771,790
Pacific Drilling SA (I)	110	205

SEE NOTES TO FUND'S INVESTMENTS7

New Opportunities Fund

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Parker Drilling Company (I)	28,252	$38,140
Patterson-UTI Energy, Inc.	13,289	283,321
PHI, Inc. (I)	2,950	26,255
Pioneer Energy Services Corp. (I)	14,081	34,498
RigNet, Inc. (I)	1,542	25,829
Rowan Companies PLC, Class A (I)	23,903	287,792
RPC, Inc. (L)	54,193	1,018,286
SEACOR Holdings, Inc. (I)	2,696	165,022
Superior Energy Services, Inc. (I)	85,433	885,940
Tesco Corp. (I)	11,367	52,857
TETRA Technologies, Inc. (I)	13,196	40,776
Transocean, Ltd. (I)(L)	67,584	614,339
Unit Corp. (I)	13,481	240,366
Oil, gas and consumable fuels 2.9%
Adams Resources & Energy, Inc.	139	5,542
Alon USA Energy, Inc.	5,862	72,396
Antero Resources Corp. (I)	32,339	665,213
Approach Resources, Inc. (I)(L)	10,446	26,533
Bill Barrett Corp. (I)	14,490	50,135
Callon Petroleum Company (I)	25,729	291,252
Clean Energy Fuels Corp. (I)	7,089	16,588
Cloud Peak Energy, Inc. (I)	9,600	32,544
CONSOL Energy, Inc. (I)	39,748	576,743
Contango Oil & Gas Company (I)	6,165	37,976
CVR Energy, Inc. (L)	2,574	51,377
Delek US Holdings, Inc.	11,414	279,871
Denbury Resources, Inc. (I)	27,670	42,335
DHT Holdings, Inc.	1,910	8,060
Dorian LPG, Ltd. (I)	13,491	105,365
Eclipse Resources Corp. (I)	38,947	87,241
Energen Corp. (I)	21,369	1,218,888
EP Energy Corp., Class A (I)(L)	28,220	118,806
GasLog, Ltd.	3,773	48,860
Green Plains, Inc.	6,351	135,594
Gulfport Energy Corp. (I)	3,892	55,850
Hallador Energy Company	2,552	18,757
HollyFrontier Corp.	33,734	806,243
International Seaways, Inc. (I)	269	5,321
Matador Resources Company (I)	49,863	1,136,378
Murphy Oil Corp.	29,748	726,149
Newfield Exploration Company (I)	27,903	906,289
Noble Energy, Inc.	1,657	47,539
Nordic American Tankers, Ltd.	459	2,736
Northern Oil and Gas, Inc. (I)	265	437
Oasis Petroleum, Inc. (I)	38,799	378,678
Overseas Shipholding Group, Inc., Class A (I)	809	2,136
Pacific Ethanol, Inc. (I)	5,326	31,423
Panhandle Oil and Gas, Inc., Class A	59	1,145
Parsley Energy, Inc., Class A (I)	28,311	839,421
PBF Energy, Inc., Class A (L)	19,745	381,473
PDC Energy, Inc. (I)	9,971	495,160
Range Resources Corp.	31,087	716,866

8SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Renewable Energy Group, Inc. (I)	10,226	$115,554
REX American Resources Corp. (I)	129	12,270
Rice Energy, Inc. (I)	34,786	695,720
RSP Permian, Inc. (I)	58,744	2,090,699
SandRidge Energy, Inc. (I)	750	14,843
Scorpio Tankers, Inc.	31,468	117,061
SemGroup Corp., Class A	6,905	214,055
Ship Finance International, Ltd.	1,579	21,317
SM Energy Company	14,092	239,141
SRC Energy, Inc. (I)	4,886	33,616
Teekay Tankers, Ltd., Class A	8,305	15,613
Western Refining, Inc.	13,381	484,392
Whiting Petroleum Corp. (I)	29,114	205,545
World Fuel Services Corp.	8,837	312,300
WPX Energy, Inc. (I)	41,595	450,058
Financials 22.3%		117,703,541
Banks 10.4%
1st Source Corp.	3,710	168,991
Allegiance Bancshares, Inc. (I)	278	10,773
American National Bankshares, Inc.	539	18,784
Arrow Financial Corp.	650	20,573
Associated Banc-Corp.	29,153	695,299
Banc of California, Inc. (L)	9,419	191,206
BancFirst Corp.	2,932	276,927
BancorpSouth, Inc.	13,291	381,452
Bank of Commerce Holdings	3,052	33,114
Bank of Florida Corp. (I)	2,087	0
Bank of Marin Bancorp	404	24,220
Bank of the Ozarks, Inc.	27,358	1,209,224
BankUnited, Inc.	32,306	1,071,267
Banner Corp.	6,565	352,475
Bar Harbor Bankshares	522	15,070
Berkshire Hills Bancorp, Inc.	6,574	235,678
Blue Hills Bancorp, Inc.	100,600	1,810,800
BNC Bancorp	2,392	75,468
BOK Financial Corp. (L)	3,301	265,830
Boston Private Financial Holdings, Inc.	17,266	250,357
Bridge Bancorp, Inc.	885	29,426
Brookline Bancorp, Inc.	15,012	207,166
Bryn Mawr Bank Corp.	3,768	153,923
C&F Financial Corp.	63	3,033
Camden National Corp.	3,571	143,554
Capital Bank Financial Corp., Class A	4,864	180,454
Capital City Bank Group, Inc.	2,956	55,455
CenterState Banks, Inc.	2,184	52,503
Central Pacific Financial Corp.	5,713	172,818
Century Bancorp, Inc., Class A	108	6,453
Chemical Financial Corp.	6,709	301,704
Citizens & Northern Corp.	2,868	63,928
City Holding Company	1,726	108,893
CNB Financial Corp.	1,853	38,857
CoBiz Financial, Inc.	2,245	35,336

SEE NOTES TO FUND'S INVESTMENTS9

New Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Columbia Banking System, Inc.	10,702	$392,870
Community Bank System, Inc.	6,956	373,943
Community Trust Bancorp, Inc.	4,066	168,739
ConnectOne Bancorp, Inc.	5,707	124,413
CU Bancorp (I)	3,398	122,328
Customers Bancorp, Inc. (I)	5,031	140,616
Enterprise Bancorp, Inc.	213	6,390
Enterprise Financial Services Corp.	3,478	139,468
Farmers Capital Bank Corp.	346	13,217
Farmers National Banc Corp.	6,173	83,644
FCB Financial Holdings, Inc., Class A (I)	5,295	242,511
Fidelity Southern Corp.	5,962	127,527
Financial Institutions, Inc.	3,379	103,566
First Bancorp, Inc. (ME)	1,246	31,312
First Bancorp, Inc. (NC)	4,210	116,870
First Bancorp, Inc. (PR) (I)	49,299	255,862
First Busey Corp.	1,903	54,026
First Citizens BancShares, Inc., Class A	1,015	336,371
First Commonwealth Financial Corp.	18,527	227,512
First Community Bancshares, Inc.	4,116	104,958
First Connecticut Bancorp, Inc.	61,874	1,549,944
First Financial Bancorp	11,670	292,334
First Financial Corp.	1,254	57,120
First Financial Northwest, Inc.	2,061	33,017
First Foundation, Inc. (I)	870	13,337
First Interstate BancSystem, Inc., Class A	7,530	262,810
First Merchants Corp.	4,028	159,871
First Mid-Illinois Bancshares, Inc.	396	13,108
First Midwest Bancorp, Inc.	12,546	278,019
First South Bancorp, Inc.	777	11,041
Flushing Financial Corp.	6,384	177,348
FNB Corp.	22,646	298,927
Fulton Financial Corp.	32,635	571,113
German American Bancorp, Inc.	750	23,288
Great Southern Bancorp, Inc.	2,820	138,039
Great Western Bancorp, Inc.	37,783	1,430,464
Green Bancorp, Inc. (I)	609	11,601
Guaranty Bancorp	4,401	111,125
Hancock Holding Company	15,270	705,474
Hanmi Financial Corp.	6,194	164,760
HarborOne Bancorp, Inc. (I)	39,684	778,600
Heartland Financial USA, Inc.	4,743	212,724
Heritage Commerce Corp.	7,488	100,788
Heritage Financial Corp.	5,674	135,325
Hilltop Holdings, Inc.	13,802	344,912
HomeTrust Bancshares, Inc. (I)	4,264	105,534
Hope Bancorp, Inc.	22,515	391,986
Horizon Bancorp	4,125	104,940
IBERIABANK Corp.	22,839	1,763,171
Independent Bank Corp. (MA)	3,161	191,082
Independent Bank Corp. (MI)	2,100	42,735
Independent Bank Group, Inc.	3,986	223,615

10SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
International Bancshares Corp.	13,708	$454,420
Investors Bancorp, Inc.	58,119	768,914
Lakeland Bancorp, Inc.	9,636	180,675
LegacyTexas Financial Group, Inc.	7,879	277,498
Macatawa Bank Corp.	7,781	71,896
MainSource Financial Group, Inc.	4,787	155,003
MB Financial, Inc.	7,651	315,068
MBT Financial Corp.	5,279	53,582
Mercantile Bank Corp.	3,166	98,368
MidSouth Bancorp, Inc.	729	10,388
MidWestOne Financial Group, Inc.	305	10,562
National Bank Holdings Corp., Class A	5,575	170,149
NBT Bancorp, Inc.	8,019	281,788
Northrim BanCorp, Inc.	1,302	38,669
OFG Bancorp (L)	10,217	95,529
Old National Bancorp	27,179	429,428
Old Second Bancorp, Inc.	1,554	18,026
Opus Bank	6,377	137,106
Pacific Continental Corp.	4,522	106,493
Pacific Mercantile Bancorp (I)	3,866	29,768
Pacific Premier Bancorp, Inc. (I)	2,761	93,874
PacWest Bancorp	20,682	965,229
Park Sterling Corp.	12,215	141,816
Peapack Gladstone Financial Corp.	3,887	118,126
People's United Financial, Inc.	63,089	1,045,385
People's Utah Bancorp	572	14,643
Peoples Bancorp, Inc.	3,878	117,310
Pinnacle Financial Partners, Inc.	35,647	2,144,167
Popular, Inc.	105,902	3,939,554
Premier Financial Bancorp, Inc.	723	14,286
PrivateBancorp, Inc.	35,640	2,123,788
Prosperity Bancshares, Inc.	13,013	815,134
QCR Holdings, Inc.	293	12,833
Renasant Corp.	7,841	313,248
Republic Bancorp, Inc., Class A	33,769	1,171,109
Republic First Bancorp, Inc. (I)	502	4,443
S&T Bancorp, Inc.	6,525	217,739
Sandy Spring Bancorp, Inc.	5,612	215,332
Seacoast Banking Corp. of Florida (I)	7,094	160,041
Shore Bancshares, Inc.	2,964	47,217
Sierra Bancorp	3,083	74,084
Simmons First National Corp., Class A	5,787	293,690
South State Corp.	3,223	267,831
Southern National Bancorp of Virginia, Inc.	2,817	48,199
Southside Bancshares, Inc.	3,276	106,665
Southwest Bancorp, Inc.	4,469	109,937
State Bank Financial Corp.	7,920	200,772
Sterling Bancorp	1,360	29,172
Stonegate Bank	2,359	106,721
Sun Bancorp, Inc.	1,294	32,027
Synovus Financial Corp.	31,850	1,302,028
TCF Financial Corp.	172,967	2,604,883

SEE NOTES TO FUND'S INVESTMENTS11

New Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Texas Capital Bancshares, Inc. (I)	17,329	$1,271,949
The Bancorp, Inc. (I)	12,147	74,340
The First of Long Island Corp.	493	13,385
Towne Bank	2,665	77,285
TriCo Bancshares	4,330	151,030
TriState Capital Holdings, Inc. (I)	50,412	1,169,558
Trustmark Corp.	13,797	419,567
Umpqua Holdings Corp.	41,890	709,826
Union Bankshares Corp.	9,095	305,592
United Bankshares, Inc. (L)	7,200	275,400
United Community Banks, Inc.	13,366	344,442
Univest Corp. of Pennsylvania	4,542	125,132
Valley National Bancorp	32,560	367,277
Veritex Holdings, Inc. (I)	846	21,996
Washington Trust Bancorp, Inc.	852	40,726
Webster Financial Corp.	26,813	1,306,329
WesBanco, Inc.	8,417	312,776
West Bancorporation, Inc.	295	6,475
Western Alliance Bancorp (I)	27,222	1,244,590
Wintrust Financial Corp.	6,790	466,880
Zions Bancorporation	28,325	1,134,983
Capital markets 3.5%
Artisan Partners Asset Management, Inc., Class A	74,020	2,094,766
Cowen, Inc. (I)(L)	4,799	72,225
E*TRADE Financial Corp. (I)	37,839	1,309,608
GAIN Capital Holdings, Inc.	270,121	1,580,208
Greenhill & Company, Inc.	105,866	2,143,787
INTL. FCStone, Inc. (I)	815	28,166
Investment Technology Group, Inc.	4,951	98,673
KCG Holdings, Inc., Class A (I)	16,607	329,815
Ladenburg Thalmann Financial Services, Inc. (I)	29,591	63,325
Lazard, Ltd., Class A (L)	24,499	1,090,206
Legg Mason, Inc.	19,331	712,734
MarketAxess Holdings, Inc.	15,080	2,873,946
OM Asset Management PLC	216,220	3,018,431
Oppenheimer Holdings, Inc., Class A	3,151	49,156
Piper Jaffray Companies	14,047	823,857
Pzena Investment Management, Inc., Class A	112,892	978,774
Safeguard Scientifics, Inc. (I)	4,055	44,808
Stifel Financial Corp. (I)	26,310	1,121,595
Waddell & Reed Financial, Inc., Class A	1,742	29,161
Consumer finance 1.4%
Asta Funding, Inc. (I)	290	1,885
Consumer Portfolio Services, Inc. (I)	5,992	25,047
Encore Capital Group, Inc. (I)	36,101	1,306,856
Enova International, Inc. (I)	2,936	39,049
EZCORP, Inc., Class A (I)	7,537	64,065
FirstCash, Inc.	2,328	124,897
Green Dot Corp., Class A (I)	9,387	344,878
Navient Corp.	54,891	792,077
Nelnet, Inc., Class A	6,992	274,856
Nicholas Financial, Inc. (I)	75	631

12SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Financials (continued)
Consumer finance (continued)
OneMain Holdings, Inc. (I)	39,717	$896,016
PRA Group, Inc. (I)	400	13,920
Regional Management Corp. (I)	3,038	60,760
Santander Consumer USA Holdings, Inc. (I)	79,880	892,260
SLM Corp. (I)	229,918	2,388,848
World Acceptance Corp. (I)	197	15,390
Diversified financial services 0.1%
FNFV Group (I)	1,279	17,842
Marlin Business Services Corp.	2,737	69,383
NewStar Financial, Inc.	11,190	99,479
On Deck Capital, Inc. (I)	5,754	20,369
Tiptree, Inc.	5,585	33,789
Voya Financial, Inc.	1,843	62,994
Insurance 4.0%
Allied World Assurance Company Holdings AG	18,782	987,370
Ambac Financial Group, Inc. (I)	10,609	175,261
American Equity Investment Life Holding Company	14,457	362,292
American Financial Group, Inc.	15,364	1,534,095
American National Insurance Company	3,793	445,791
AmTrust Financial Services, Inc.	3,155	41,457
Argo Group International Holdings, Ltd.	5,585	345,712
Aspen Insurance Holdings, Ltd.	13,132	667,106
Assurant, Inc.	12,509	1,225,632
Assured Guaranty, Ltd.	24,142	942,987
Atlas Financial Holdings, Inc. (I)	2,735	41,025
Axis Capital Holdings, Ltd.	16,856	1,105,416
CNO Financial Group, Inc.	75,367	1,544,270
Donegal Group, Inc., Class A	4,807	75,422
EMC Insurance Group, Inc.	855	23,188
Employers Holdings, Inc.	5,979	239,459
Enstar Group, Ltd. (I)	2,405	451,298
FBL Financial Group, Inc., Class A	4,276	269,174
Federated National Holding Company	803	12,623
First Acceptance Corp. (I)	4,470	5,275
First American Financial Corp.	9,329	405,998
Genworth Financial, Inc., Class A (I)	24,551	89,857
Global Indemnity, Ltd. (I)	2,416	91,832
Greenlight Capital Re, Ltd., Class A (I)	7,163	147,558
Hallmark Financial Services, Inc. (I)	4,441	45,964
HCI Group, Inc. (L)	828	36,821
Heritage Insurance Holdings, Inc.	42,933	546,966
Horace Mann Educators Corp.	30,858	1,180,319
Independence Holding Company	2,216	43,988
Infinity Property & Casualty Corp.	800	76,600
Investors Title Company	98	18,318
Kemper Corp.	10,233	390,389
Maiden Holdings, Ltd. (L)	15,149	159,822
MBIA, Inc. (I)	14,918	122,178
National General Holdings Corp.	4,669	102,531
National Western Life Group, Inc., Class A	306	93,988
Old Republic International Corp.	48,302	955,414
OneBeacon Insurance Group, Ltd., Class A	5,187	95,181

SEE NOTES TO FUND'S INVESTMENTS13

New Opportunities Fund

	Shares	Value
Financials (continued)
Insurance (continued)
ProAssurance Corp.	1,791	$106,654
Reinsurance Group of America, Inc.	5,176	644,464
RenaissanceRe Holdings, Ltd.	7,561	1,080,164
Safety Insurance Group, Inc.	2,837	188,802
Selective Insurance Group, Inc.	7,742	395,616
State Auto Financial Corp.	8,589	213,523
State National Companies, Inc.	5,660	99,446
Stewart Information Services Corp.	3,174	143,592
The Hanover Insurance Group, Inc.	20,907	1,743,435
The Navigators Group, Inc.	4,558	241,574
United Fire Group, Inc.	3,131	135,416
Validus Holdings, Ltd.	15,284	816,166
White Mountains Insurance Group, Ltd.	213	183,197
Mortgage real estate investment trusts 0.4%
Anworth Mortgage Asset Corp.	186,479	1,128,198
Two Harbors Investment Corp.	110,294	1,100,734
Thrifts and mortgage finance 2.5%
Astoria Financial Corp.	14,846	274,948
Bank Mutual Corp.	10,569	93,536
BankFinancial Corp.	3,904	57,311
Beneficial Bancorp, Inc. (I)	14,158	207,415
Capitol Federal Financial, Inc.	26,428	365,235
Charter Financial Corp.	3,534	63,259
Clifton Bancorp, Inc.	5,773	93,811
Dime Community Bancshares, Inc.	7,489	142,291
ESSA Bancorp, Inc.	589	8,570
EverBank Financial Corp.	7,290	141,791
Federal Agricultural Mortgage Corp., Class C	953	57,752
First Defiance Financial Corp.	1,313	68,407
Flagstar Bancorp, Inc. (I)	62,042	1,792,393
Home Bancorp, Inc.	1,531	53,279
HomeStreet, Inc. (I)	78,198	2,095,706
Kearny Financial Corp.	16,230	226,409
Meridian Bancorp, Inc.	9,946	161,125
Meta Financial Group, Inc.	1,814	155,278
MGIC Investment Corp. (I)	164,200	1,737,236
New York Community Bancorp, Inc.	13,793	178,206
NMI Holdings, Inc., Class A (I)	11,338	117,915
Northfield Bancorp, Inc.	10,447	171,958
Northwest Bancshares, Inc.	10,440	160,672
OceanFirst Financial Corp.	3,302	87,503
Ocwen Financial Corp. (I)	1,811	4,491
Oritani Financial Corp.	9,211	152,442
PCSB Financial Corp. (I)(L)	67,000	1,114,210
PHH Corp. (I)	13,451	180,916
Provident Financial Holdings, Inc.	768	14,592
Provident Financial Services, Inc.	8,495	198,273
Radian Group, Inc.	132,210	2,123,293
SI Financial Group, Inc.	2,817	42,255
Territorial Bancorp, Inc.	952	28,617
TierOne Corp. (I)	1,301	1
TrustCo Bank Corp.	22,326	164,096

14SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
United Community Financial Corp.	10,993	$86,955
United Financial Bancorp, Inc.	11,568	187,286
Walker & Dunlop, Inc. (I)	1,711	79,921
Washington Federal, Inc.	5,673	181,252
Waterstone Financial, Inc.	5,637	106,539
Western New England Bancorp, Inc.	4,251	42,297
WSFS Financial Corp.	5,364	236,552
Health care 9.5%		50,298,137
Biotechnology 1.3%
Achillion Pharmaceuticals, Inc. (I)	6,636	29,530
Acorda Therapeutics, Inc. (I)	6,562	90,556
Adverum Biotechnologies, Inc. (I)	4,754	12,123
AMAG Pharmaceuticals, Inc. (I)(L)	475	8,218
Amicus Therapeutics, Inc. (I)	144,547	1,159,267
Aptevo Therapeutics, Inc. (I)	4,626	9,761
Bioptix, Inc. (I)	894	3,478
Chimerix, Inc. (I)	10,920	48,922
DBV Technologies SA, ADR (I)	37,829	1,255,923
Emergent BioSolutions, Inc. (I)	5,521	176,286
Five Prime Therapeutics, Inc. (I)	748	21,131
Heron Therapeutics, Inc. (I)(L)	23,404	313,614
Infinity Pharmaceuticals, Inc. (I)	10,746	18,483
Myriad Genetics, Inc. (I)	523	10,643
Neurocrine Biosciences, Inc. (I)	51,587	2,242,487
PDL BioPharma, Inc.	37,861	90,488
Retrophin, Inc. (I)	72,849	1,154,657
Spectrum Pharmaceuticals, Inc. (I)	3,505	19,838
United Therapeutics Corp. (I)	948	114,604
Zafgen, Inc. (I)	6,603	22,384
Health care equipment and supplies 3.2%
ABIOMED, Inc. (I)	9,055	1,244,429
Analogic Corp.	16,453	1,182,971
AngioDynamics, Inc. (I)	10,225	154,193
Anika Therapeutics, Inc. (I)	756	34,980
CONMED Corp.	5,155	261,719
CryoLife, Inc. (I)	6,984	127,458
Electromed, Inc. (I)	2,000	8,560
Endologix, Inc. (I)	59,005	284,404
Exactech, Inc. (I)	3,367	102,020
Globus Medical, Inc., Class A (I)	123,572	3,799,839
Haemonetics Corp. (I)	7,101	289,579
Halyard Health, Inc. (I)	9,875	354,908
Hill-Rom Holdings, Inc.	15,058	1,164,887
ICU Medical, Inc. (I)	10,162	1,639,131
Integer Holdings Corp. (I)	4,338	172,219
Invacare Corp.	6,881	97,366
Kewaunee Scientific Corp.	80	1,836
LivaNova PLC (I)	501	28,477
MedCath Corp. (I)	4,104	2,052
Merit Medical Systems, Inc. (I)	10,231	363,201
Natus Medical, Inc. (I)	1,298	44,002

SEE NOTES TO FUND'S INVESTMENTS15

New Opportunities Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Nevro Corp. (I)(L)	11,705	$805,655
Nuvectra Corp. (I)	1,446	13,939
OraSure Technologies, Inc. (I)	12,593	189,777
Orthofix International NV (I)	1,572	65,505
RTI Surgical, Inc. (I)	14,197	73,115
SeaSpine Holdings Corp. (I)	629	6,284
Surmodics, Inc. (I)	667	16,275
West Pharmaceutical Services, Inc.	16,078	1,559,888
Wright Medical Group NV (I)	108,048	2,887,043
Health care providers and services 1.5%
Acadia Healthcare Company, Inc. (I)(L)	51,700	2,137,278
Aceto Corp.	3,863	54,661
Addus HomeCare Corp. (I)	4,088	151,665
Almost Family, Inc. (I)	3,635	208,649
Brookdale Senior Living, Inc. (I)	36,757	505,041
Community Health Systems, Inc. (I)	8,560	75,756
Cross Country Healthcare, Inc. (I)	2,598	30,007
Digirad Corp.	3,687	14,379
Envision Healthcare Corp. (I)	1,081	59,033
Five Star Senior Living, Inc. (I)	2,406	4,331
HealthEquity, Inc. (I)	137	6,275
InfuSystems Holdings, Inc. (I)	5,153	7,730
Kindred Healthcare, Inc.	17,567	172,157
LHC Group, Inc. (I)	4,190	252,238
LifePoint Health, Inc. (I)	7,421	451,197
Magellan Health, Inc. (I)	2,433	167,269
MEDNAX, Inc. (I)	1,621	88,020
Molina Healthcare, Inc. (I)	9,425	608,572
National HealthCare Corp.	3,473	237,901
Owens & Minor, Inc.	12,316	392,634
PharMerica Corp. (I)	3,986	98,454
Quorum Health Corp. (I)	2,140	8,068
Select Medical Holdings Corp. (I)	29,108	390,047
The Ensign Group, Inc.	1,663	30,566
The Providence Service Corp. (I)	3,470	162,188
Tivity Health, Inc. (I)	33,818	1,148,121
Triple-S Management Corp., Class B (I)	3,548	57,726
WellCare Health Plans, Inc. (I)	3,160	542,888
Health care technology 1.0%
Allscripts Healthcare Solutions, Inc. (I)	5,604	63,942
Cotiviti Holdings, Inc. (I)	37,543	1,431,515
HealthStream, Inc. (I)	2,883	80,349
HMS Holdings Corp. (I)	60,787	1,107,539
Medidata Solutions, Inc. (I)	33,804	2,406,169
Omnicell, Inc. (I)	1,887	75,291
Life sciences tools and services 0.8%
Bruker Corp.	31,595	859,700
Cambrex Corp. (I)	20,961	1,127,702
Harvard Bioscience, Inc. (I)	7,918	18,211
INC Research Holdings, Inc., Class A (I)	33,048	1,878,779
Luminex Corp.	10,178	206,206
VWR Corp. (I)	8,647	285,870

16SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Health care (continued)
Pharmaceuticals 1.7%
Amphastar Pharmaceuticals, Inc. (I)	10,777	$183,963
ANI Pharmaceuticals, Inc. (I)	337	14,724
Catalent, Inc. (I)	49,624	1,763,141
Cempra, Inc. (I)	3,100	11,780
Cumberland Pharmaceuticals, Inc. (I)	631	4,357
Depomed, Inc. (I)	2,987	31,304
Egalet Corp. (I)(L)	46,735	100,013
Endo International PLC (I)	25,237	332,624
Horizon Pharma PLC (I)	33,905	339,050
Impax Laboratories, Inc. (I)	56,748	865,407
Intra-Cellular Therapies, Inc. (I)	3,081	31,580
Lannett Company, Inc. (I)(L)	14,900	299,490
Mallinckrodt PLC (I)	24,763	1,068,028
Phibro Animal Health Corp., Class A	29,127	1,026,727
Prestige Brands Holdings, Inc. (I)	3,159	159,150
SciClone Pharmaceuticals, Inc. (I)	7,199	68,391
Sucampo Pharmaceuticals, Inc., Class A (I)(L)	30,736	307,360
Supernus Pharmaceuticals, Inc. (I)	59,128	2,223,213
Taro Pharmaceutical Industries, Ltd. (I)	388	41,365
Tetraphase Pharmaceuticals, Inc. (I)	6,421	44,241
Industrials 19.0%		100,528,905
Aerospace and defense 1.9%
AAR Corp.	4,513	157,684
Aerovironment, Inc. (I)(L)	824	25,577
Arotech Corp. (I)	2,211	7,352
BWX Technologies, Inc.	26,814	1,303,160
CPI Aerostructures, Inc. (I)	1,951	14,633
Cubic Corp.	25,319	1,173,536
Curtiss-Wright Corp.	3,049	274,501
DigitalGlobe, Inc. (I)	13,061	406,850
Ducommun, Inc. (I)	2,464	78,380
Engility Holdings, Inc. (I)	4,506	118,643
Esterline Technologies Corp. (I)	6,456	629,137
HEICO Corp.	29,894	2,218,434
KLX, Inc. (I)	11,962	578,841
LMI Aerospace, Inc. (I)	3,084	42,960
Mercury Systems, Inc. (I)	7,959	316,529
Moog, Inc., Class A (I)	4,966	347,819
National Presto Industries, Inc.	434	46,199
Orbital ATK, Inc.	12,906	1,312,024
SIFCO Industries, Inc. (I)	400	3,000
Sparton Corp. (I)	1,001	17,177
Teledyne Technologies, Inc. (I)	2,694	354,288
The KeyW Holding Corp. (I)(L)	3,101	28,560
Triumph Group, Inc.	7,973	259,920
Vectrus, Inc. (I)	2,461	72,600
Wesco Aircraft Holdings, Inc. (I)	14,615	141,035
Air freight and logistics 0.7%
Air Transport Services Group, Inc. (I)	19,452	463,930
Atlas Air Worldwide Holdings, Inc. (I)	4,648	226,358
Echo Global Logistics, Inc. (I)	7,613	141,982

SEE NOTES TO FUND'S INVESTMENTS17

New Opportunities Fund

	Shares	Value
Industrials (continued)
Air freight and logistics (continued)
Forward Air Corp.	24,067	$1,254,613
Hub Group, Inc., Class A (I)	7,136	255,826
Radiant Logistics, Inc. (I)	11,599	68,202
XPO Logistics, Inc. (I)	20,992	1,104,179
Airlines 0.5%
Copa Holdings SA, Class A (L)	3,183	359,806
JetBlue Airways Corp. (I)	60,839	1,364,010
SkyWest, Inc.	8,443	289,595
Spirit Airlines, Inc. (I)	13,436	713,452
Building products 0.9%
Alpha Pro Tech, Ltd. (I)	4,132	11,570
Apogee Enterprises, Inc.	21,914	1,167,578
Armstrong Flooring, Inc. (I)	2,645	48,906
CSW Industrials, Inc. (I)	1,464	51,679
Gibraltar Industries, Inc. (I)	5,312	165,203
Griffon Corp.	6,903	149,795
Insteel Industries, Inc.	3,280	104,173
Owens Corning	17,901	1,117,022
Quanex Building Products Corp.	7,897	162,678
Simpson Manufacturing Company, Inc.	10,069	404,572
Trex Company, Inc. (I)	14,972	962,250
Universal Forest Products, Inc.	4,339	381,528
USG Corp. (I)	10,868	309,086
Commercial services and supplies 2.0%
ABM Industries, Inc.	39,994	1,721,342
ACCO Brands Corp. (I)	25,103	284,919
Acme United Corp.	300	8,595
AMREP Corp. (I)	120	772
ARC Document Solutions, Inc. (I)	3,108	10,287
Brady Corp., Class A	5,190	186,321
CECO Environmental Corp.	7,708	72,455
Civeo Corp. (I)	1,944	3,616
Clean Harbors, Inc. (I)	6,225	363,602
Covanta Holding Corp.	22,619	333,630
Ennis, Inc.	4,732	75,949
Essendant, Inc.	8,722	140,424
Fuel Tech, Inc. (I)	2,200	1,936
Heritage-Crystal Clean, Inc. (I)	5,154	78,599
InnerWorkings, Inc. (I)	13,835	149,971
Kimball International, Inc., Class B	1,192	20,479
McGrath RentCorp	5,512	182,833
Mobile Mini, Inc.	34,848	975,744
NL Industries, Inc. (I)	5,690	42,106
Pitney Bowes, Inc.	43,963	653,730
Ritchie Brothers Auctioneers, Inc.	61,596	1,911,940
RR Donnelley & Sons Company	1,432	17,069
SP Plus Corp. (I)	5,544	163,548
Steelcase, Inc., Class A	6,197	103,800
Team, Inc. (I)	27,467	704,529
Tetra Tech, Inc.	11,544	530,447
TRC Companies, Inc. (I)	7,125	124,688
Viad Corp.	4,281	189,006

18SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
Virco Manufacturing Corp. (I)	700	$3,185
VSE Corp.	2,544	106,441
Waste Connections, Inc.	14,564	1,385,765
Construction and engineering 1.8%
AECOM (I)	80,178	2,574,516
Aegion Corp. (I)	3,300	65,307
Chicago Bridge & Iron Company NV (L)	41,777	790,421
Dycom Industries, Inc. (I)	11,025	928,195
Fluor Corp.	1,318	59,125
Granite Construction, Inc.	8,849	414,664
Great Lakes Dredge & Dock Corp. (I)	12,708	52,738
Jacobs Engineering Group, Inc.	23,104	1,211,112
KBR, Inc.	29,580	403,175
Layne Christensen Company (I)(L)	3,480	25,300
MasTec, Inc. (I)	12,681	537,674
MYR Group, Inc. (I)	3,816	112,038
Northwest Pipe Company (I)	2,660	37,932
NV5 Global, Inc. (I)	1,255	46,059
Orion Group Holdings, Inc. (I)	6,438	45,903
Primoris Services Corp.	47,684	1,106,269
Quanta Services, Inc. (I)	29,835	914,741
Sterling Construction Company, Inc. (I)	5,962	60,693
The Goldfield Corp. (I)	5,897	25,947
Tutor Perini Corp. (I)	8,194	212,634
Electrical equipment 1.3%
Allied Motion Technologies, Inc.	304	7,655
AZZ, Inc.	3,981	215,969
Babcock & Wilcox Enterprises, Inc. (I)	11,744	125,074
Broadwind Energy, Inc. (I)	3,229	15,822
Encore Wire Corp.	4,077	168,584
EnerSys	14,564	1,078,610
Generac Holdings, Inc. (I)	27,086	938,530
LSI Industries, Inc.	5,767	50,923
Powell Industries, Inc.	86,066	2,834,153
Preformed Line Products Company	162	7,776
Regal Beloit Corp.	8,269	654,905
Thermon Group Holdings, Inc. (I)	35,677	660,738
Ultralife Corp. (I)	3,715	23,776
Industrial conglomerates 0.1%
Carlisle Companies, Inc.	1,704	172,666
Raven Industries, Inc.	3,798	128,562
Machinery 5.0%
Actuant Corp., Class A	8,123	210,792
AGCO Corp.	13,135	841,034
Alamo Group, Inc.	2,900	246,877
Albany International Corp., Class A	38,543	1,861,627
American Railcar Industries, Inc. (L)	3,956	140,398
ARC Group Worldwide, Inc. (I)	4,288	14,794
Astec Industries, Inc.	5,500	307,835
Barnes Group, Inc.	10,300	582,877
Briggs & Stratton Corp.	4,656	110,720
Chart Industries, Inc. (I)(L)	8,372	287,578

SEE NOTES TO FUND'S INVESTMENTS19

New Opportunities Fund

	Shares	Value
Industrials (continued)
Machinery (continued)
CIRCOR International, Inc.	3,781	$243,723
Colfax Corp. (I)	22,132	897,674
Columbus McKinnon Corp.	4,693	131,122
Commercial Vehicle Group, Inc. (I)	3,751	30,308
DMC Global, Inc.	1,881	23,795
Douglas Dynamics, Inc.	690	21,011
ESCO Technologies, Inc.	6,035	347,616
Federal Signal Corp.	125,963	1,975,100
Franklin Electric Company, Inc.	4,912	187,638
FreightCar America, Inc.	2,894	48,503
Gencor Industries, Inc. (I)	2,851	46,186
Graco, Inc.	15,884	1,745,175
Graham Corp.	1,098	22,981
Hardinge, Inc.	2,984	36,106
Hurco Companies, Inc.	1,523	44,319
Hyster-Yale Materials Handling, Inc.	17,725	1,322,817
ITT, Inc.	12,612	479,382
Key Technology, Inc. (I)	105	1,349
LB Foster Company, Class A	2,444	43,870
Lindsay Corp. (L)	19,400	1,656,372
Lydall, Inc. (I)	646	32,591
Miller Industries, Inc.	1,559	39,910
Mueller Industries, Inc.	10,178	287,834
NN, Inc.	43,362	1,240,153
Oshkosh Corp.	306	19,315
Park-Ohio Holdings Corp.	3,122	115,826
Perma-Pipe International Holdings, Inc. (I)	780	6,045
Spartan Motors, Inc.	7,931	68,207
SPX Corp. (I)	57,302	1,380,405
SPX FLOW, Inc. (I)	4,776	178,288
Supreme Industries, Inc., Class A	3,466	61,418
Terex Corp.	13,107	429,647
The Eastern Company	366	11,145
The ExOne Company (I)(L)	57,950	762,622
The Greenbrier Companies, Inc. (L)	48,700	2,154,975
The Manitowoc Company, Inc. (I)	36,624	207,292
Titan International, Inc.	165,673	1,718,029
TriMas Corp. (I)	10,899	237,598
Trinity Industries, Inc.	33,489	854,639
Twin Disc, Inc. (I)	2,590	46,361
Wabash National Corp.	13,255	264,967
Watts Water Technologies, Inc., Class A	15,961	991,178
Woodward, Inc.	22,341	1,521,869
Marine 0.2%
Eagle Bulk Shipping, Inc. (I)	2,471	11,589
Kirby Corp. (I)	10,837	717,951
Matson, Inc.	6,855	200,577
Professional services 1.4%
Acacia Research Corp. (I)	2,468	9,749
CBIZ, Inc. (I)	9,216	139,162
CDI Corp. (I)	4,616	27,927
CRA International, Inc.	2,047	70,765

20SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Industrials (continued)
Professional services (continued)
Exponent, Inc.	19,587	$1,161,509
Franklin Covey Company (I)	3,255	64,286
FTI Consulting, Inc. (I)	9,039	312,117
GP Strategies Corp. (I)	1,722	42,275
Heidrick & Struggles International, Inc.	2,461	53,035
Hill International, Inc. (I)	4,471	21,908
Huron Consulting Group, Inc. (I)	5,009	208,124
ICF International, Inc. (I)	4,397	206,879
Kelly Services, Inc., Class A	5,734	133,201
Korn/Ferry International	13,401	430,306
ManpowerGroup, Inc.	13,255	1,350,287
Mistras Group, Inc. (I)	3,054	63,890
Navigant Consulting, Inc. (I)	10,842	211,311
On Assignment, Inc. (I)	9,204	482,290
RCM Technologies, Inc. (I)	100	545
Resources Connection, Inc.	8,503	106,713
RPX Corp. (I)	8,426	111,560
TrueBlue, Inc. (I)	2,638	70,830
Volt Information Sciences, Inc. (I)	619	3,652
WageWorks, Inc. (I)	32,927	2,329,585
Road and rail 1.3%
AMERCO	1,886	696,406
ArcBest Corp.	2,704	50,835
Celadon Group, Inc.	3,897	7,794
Covenant Transportation Group, Inc., Class A (I)	1,862	34,298
Genesee & Wyoming, Inc., Class A (I)	8,484	555,702
Hertz Global Holdings, Inc. (I)	3,506	35,796
Knight Transportation, Inc.	29,204	973,953
Marten Transport, Ltd.	3,341	82,690
Old Dominion Freight Line, Inc.	12,114	1,082,022
P.A.M. Transportation Services, Inc. (I)	629	11,096
Patriot Transportation Holding, Inc. (I)	22	420
Roadrunner Transportation Systems, Inc. (I)	10,106	64,173
Ryder System, Inc.	10,657	707,838
Saia, Inc. (I)	6,075	280,665
Swift Transportation Company (I)(L)	40,697	974,693
Universal Logistics Holdings, Inc.	70,545	973,521
USA Truck, Inc. (I)	1,015	6,689
Werner Enterprises, Inc.	16,797	457,718
Trading companies and distributors 1.9%
Air Lease Corp.	26,951	995,031
Aircastle, Ltd.	4,617	100,789
Beacon Roofing Supply, Inc. (I)	394	19,003
BMC Stock Holdings, Inc. (I)	4,561	88,940
CAI International, Inc. (I)	4,598	88,512
GATX Corp. (L)	8,253	490,888
Houston Wire & Cable Company	3,838	24,947
Huttig Building Products, Inc. (I)	5,749	36,794
Kaman Corp.	5,529	267,106
Lawson Products, Inc. (I)	1,231	26,220
MRC Global, Inc. (I)	50,366	909,106
NOW, Inc. (I)	18,549	306,244

SEE NOTES TO FUND'S INVESTMENTS21

New Opportunities Fund

	Shares	Value
Industrials (continued)
Trading companies and distributors (continued)
Rush Enterprises, Inc., Class A (I)	2,066	$74,066
Rush Enterprises, Inc., Class B (I)	7,059	232,735
SiteOne Landscape Supply, Inc. (I)	40,349	2,145,760
Titan Machinery, Inc. (I)	107,874	1,817,677
Triton International, Ltd.	4,971	139,287
United Rentals, Inc. (I)	4,611	501,354
Veritiv Corp. (I)	3,711	164,026
WESCO International, Inc. (I)	25,382	1,552,109
Willis Lease Finance Corp. (I)	281	7,340
Information technology 16.5%		87,019,307
Communications equipment 0.7%
ADTRAN, Inc.	18,791	361,727
Applied Optoelectronics, Inc. (I)	1,108	77,361
ARRIS International PLC (I)	20,065	562,623
Black Box Corp.	3,990	32,718
Brocade Communications Systems, Inc.	49,377	623,632
Calix, Inc. (I)	11,252	73,701
Communications Systems, Inc.	1,201	5,417
Comtech Telecommunications Corp.	3,323	47,951
Digi International, Inc. (I)	6,849	65,408
EchoStar Corp., Class A (I)	9,827	580,284
Finisar Corp. (I)	19,145	472,116
Harmonic, Inc. (I)	18,372	92,779
Infinera Corp. (I)	9,486	92,204
KVH Industries, Inc. (I)	4,329	40,909
NETGEAR, Inc. (I)	7,162	300,446
NetScout Systems, Inc. (I)	6,660	243,756
Network-1 Technologies, Inc.	3,000	12,300
Optical Cable Corp. (I)	100	285
RELM Wireless Corp.	877	4,078
ShoreTel, Inc. (I)	9,420	54,636
Sonus Networks, Inc. (I)	3,241	21,877
TESSCO Technologies, Inc.	1,368	19,015
Viavi Solutions, Inc. (I)	2,837	31,860
Electronic equipment, instruments and components 5.4%
ADDvantage Technologies Group, Inc. (I)	471	801
Anixter International, Inc. (I)	5,087	384,069
Arrow Electronics, Inc. (I)	19,434	1,469,016
Avnet, Inc.	25,742	944,217
AVX Corp.	29,162	477,382
Bel Fuse, Inc., Class B	2,040	48,960
Belden, Inc.	14,046	997,266
Benchmark Electronics, Inc. (I)	4,167	134,594
Cognex Corp.	22,051	2,017,887
Coherent, Inc. (I)	8,948	2,220,446
CTS Corp.	3,537	74,454
Daktronics, Inc. (L)	10,214	101,425
Electro Scientific Industries, Inc. (I)	7,267	60,752
ePlus, Inc. (I)	2,780	218,925
Fabrinet (I)	7,352	259,011
FARO Technologies, Inc. (I)	3,814	132,537

22SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
FLIR Systems, Inc.	29,672	$1,124,272
II-VI, Inc. (I)	12,673	380,190
Insight Enterprises, Inc. (I)	3,585	148,921
IntriCon Corp. (I)	80	664
IPG Photonics Corp. (I)	21,550	2,996,312
Jabil Circuit, Inc.	36,327	1,086,904
KEMET Corp. (I)	10,620	146,556
Key Tronic Corp. (I)	1,300	8,801
Kimball Electronics, Inc. (I)	7,326	127,472
Knowles Corp. (I)	20,690	354,420
Methode Electronics, Inc.	700	28,105
MTS Systems Corp.	56,961	2,953,428
Napco Security Technologies, Inc. (I)	2,368	22,614
Novanta, Inc. (I)	8,026	272,884
OSI Systems, Inc. (I)	1,622	128,446
PAR Technology Corp. (I)	3,623	31,411
Park Electrochemical Corp.	4,708	79,565
PC Connection, Inc.	4,089	106,641
PCM, Inc. (I)	2,932	57,760
Plexus Corp. (I)	7,200	374,256
Radisys Corp. (I)	3,312	12,486
Richardson Electronics, Ltd.	1,362	8,226
Rogers Corp. (I)	3,677	390,534
Sanmina Corp. (I)	14,021	513,169
ScanSource, Inc. (I)	6,103	231,914
SYNNEX Corp.	6,209	690,813
Systemax, Inc.	4,305	68,579
Tech Data Corp. (I)	18,637	1,807,230
TTM Technologies, Inc. (I)	23,232	377,288
VeriFone Systems, Inc. (I)	50,485	923,371
Vishay Intertechnology, Inc. (L)	30,433	497,580
Vishay Precision Group, Inc. (I)	1,509	26,106
Zebra Technologies Corp., Class A (I)	28,654	2,989,758
Internet software and services 1.0%
Actua Corp. (I)	12,320	172,480
Bankrate, Inc. (I)	10,907	113,978
Bazaarvoice, Inc. (I)	2,860	13,013
Blucora, Inc. (I)	11,765	241,183
DHI Group, Inc. (I)	9,726	27,719
Internap Corp. (I)	8,144	27,364
Leaf Group, Ltd. (I)	3,295	26,360
Limelight Networks, Inc. (I)	1,035	3,053
Liquidity Services, Inc. (I)	4,025	24,955
LogMeIn, Inc.	23,157	2,570,427
Marchex, Inc., Class B (I)	8,477	23,820
Mimecast, Ltd. (I)	33,595	901,018
Reis, Inc.	300	5,670
Rightside Group, Ltd. (I)	1,331	12,125
TechTarget, Inc. (I)	7,201	65,529
The Meet Group, Inc. (I)	10,694	49,513
Xactly Corp. (I)	71,175	1,117,448
XO Group, Inc. (I)	3,252	53,691

SEE NOTES TO FUND'S INVESTMENTS23

New Opportunities Fund

	Shares	Value
Information technology (continued)
Internet software and services (continued)
YuMe, Inc. (I)	7,938	$37,706
IT services 2.4%
Acxiom Corp. (I)	15,395	403,349
Blackhawk Network Holdings, Inc. (I)	5,127	222,255
CACI International, Inc., Class A (I)	2,915	358,837
Convergys Corp.	15,096	366,984
EPAM Systems, Inc. (I)	24,467	2,052,292
Euronet Worldwide, Inc. (I)	11,841	1,032,890
Everi Holdings, Inc. (I)	1,470	9,834
ExlService Holdings, Inc. (I)	18,800	984,556
Forrester Research, Inc.	37,294	1,469,384
Gartner, Inc. (I)	4,308	515,237
Genpact, Ltd.	30,216	825,501
Jack Henry & Associates, Inc.	13,202	1,402,184
Luxoft Holding, Inc. (I)	13,066	844,064
ManTech International Corp., Class A	5,725	219,268
MAXIMUS, Inc.	16,299	1,011,842
ModusLink Global Solutions, Inc. (I)	5,824	9,959
NCI, Inc., Class A (I)	2,058	39,308
Perficient, Inc. (I)	8,312	143,548
PRGX Global, Inc. (I)	5,022	33,647
ServiceSource International, Inc. (I)	3,275	11,332
StarTek, Inc. (I)	2,139	24,171
Sykes Enterprises, Inc. (I)	9,924	330,767
Virtusa Corp. (I)	2,616	75,916
Semiconductors and semiconductor equipment 3.3%
Alpha & Omega Semiconductor, Ltd. (I)	1,499	27,911
Amkor Technology, Inc. (I)	54,335	616,159
Axcelis Technologies, Inc. (I)	7,709	167,671
AXT, Inc. (I)	8,236	54,769
Brooks Automation, Inc.	8,479	233,596
Cabot Microelectronics Corp.	19,818	1,496,061
Cohu, Inc.	3,324	60,929
Cree, Inc. (I)	20,566	490,396
CyberOptics Corp. (I)	700	15,365
Diodes, Inc. (I)	10,844	277,715
DSP Group, Inc. (I)	3,161	37,458
Entegris, Inc. (I)	22,041	544,413
First Solar, Inc. (I)	8,934	344,048
FormFactor, Inc. (I)	12,721	186,999
GSI Technology, Inc. (I)	5,171	42,454
IXYS Corp.	7,337	108,221
Kulicke & Soffa Industries, Inc. (I)	5,373	119,012
Lattice Semiconductor Corp. (I)	672	4,670
MACOM Technology Solutions Holdings, Inc. (I)	49,832	3,038,257
Marvell Technology Group, Ltd.	26,385	454,877
Microsemi Corp. (I)	30,353	1,490,636
MKS Instruments, Inc.	6,054	494,915
Nanometrics, Inc. (I)	2,975	82,705
NeoPhotonics Corp. (I)	9,309	83,874
ON Semiconductor Corp. (I)	33,853	524,044
PDF Solutions, Inc. (I)	1,988	32,285

24SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Photronics, Inc. (I)	13,551	$136,188
Power Integrations, Inc.	42,168	2,823,148
Rambus, Inc. (I)	10,667	126,297
Rudolph Technologies, Inc. (I)	7,289	174,207
Sigma Designs, Inc. (I)	8,561	53,506
SolarEdge Technologies, Inc. (I)	83,242	1,548,301
Synaptics, Inc. (I)	2,432	135,122
Ultra Clean Holdings, Inc. (I)	8,161	186,397
Veeco Instruments, Inc. (I)	7,837	246,467
Xcerra Corp. (I)	12,676	123,084
Xperi Corp.	26,395	809,007
Software 3.0%
Agilysys, Inc. (I)	5,560	55,100
Aware, Inc. (I)	2,100	10,185
Blackbaud, Inc.	38,942	3,221,672
Bottomline Technologies, Inc. (I)	31,725	793,442
Callidus Software, Inc. (I)	59,132	1,413,255
CyberArk Software, Ltd. (I)	18,362	899,922
EnerNOC, Inc. (I)	6,386	34,804
HubSpot, Inc. (I)	29,009	2,091,549
MicroStrategy, Inc., Class A (I)	5,717	1,042,552
Monotype Imaging Holdings, Inc.	687	13,431
RealNetworks, Inc. (I)	6,547	27,170
Seachange International, Inc. (I)	4,794	11,745
Synchronoss Technologies, Inc. (I)	3,161	40,398
Take-Two Interactive Software, Inc. (I)	31,169	2,391,909
Telenav, Inc. (I)	4,156	33,871
The Rubicon Project, Inc. (I)	3,273	16,300
TiVo Corp.	19,395	345,231
Tyler Technologies, Inc. (I)	12,481	2,132,753
VASCO Data Security International, Inc. (I)	838	11,481
Verint Systems, Inc. (I)	20,812	855,373
Zynga, Inc., Class A (I)	134,291	472,704
Technology hardware, storage and peripherals 0.7%
Cray, Inc. (I)	24,091	427,615
Electronics For Imaging, Inc. (I)	10,653	505,165
Intevac, Inc. (I)	3,303	44,260
NCR Corp. (I)	50,600	1,949,618
Stratasys, Ltd. (I)	908	24,425
Super Micro Computer, Inc. (I)	10,289	253,109
Xerox Corp.	43,766	309,426
Materials 4.9%		25,583,122
Chemicals 2.2%
A. Schulman, Inc.	2,806	82,216
AgroFresh Solutions, Inc. (I)	1,502	10,559
American Vanguard Corp.	6,557	110,485
Ashland Global Holdings, Inc.	2,022	134,544
Balchem Corp.	25,877	2,037,037
Cabot Corp.	400	20,892
Calgon Carbon Corp.	11,637	163,500
CF Industries Holdings, Inc.	16,643	447,697

SEE NOTES TO FUND'S INVESTMENTS25

New Opportunities Fund

	Shares	Value
Materials (continued)
Chemicals (continued)
Chase Corp.	604	$63,722
FutureFuel Corp.	9,798	132,665
Hawkins, Inc.	2,504	117,813
HB Fuller Company	9,169	465,327
Huntsman Corp.	15,015	358,859
Innophos Holdings, Inc.	3,396	143,617
Innospec, Inc.	5,438	348,032
Intrepid Potash, Inc. (I)	13,467	28,819
KMG Chemicals, Inc.	2,986	167,007
Kraton Corp. (I)	7,347	237,308
Kronos Worldwide, Inc.	198	3,631
LSB Industries, Inc. (I)(L)	5,634	49,523
Minerals Technologies, Inc.	20,574	1,480,299
Olin Corp.	4,865	142,739
Platform Specialty Products Corp. (I)	53,515	667,867
PolyOne Corp.	58,922	2,200,147
Sensient Technologies Corp.	13,067	1,049,149
Stepan Company	4,985	421,831
Trecora Resources (I)	5,669	60,658
Tredegar Corp.	3,957	62,521
Tronox, Ltd., Class A	7,352	111,750
Westlake Chemical Corp.	2,817	173,133
Construction materials 0.2%
Eagle Materials, Inc.	10,208	962,614
United States Lime & Minerals, Inc.	169	13,253
Containers and packaging 0.4%
Graphic Packaging Holding Company	116,374	1,572,213
Greif, Inc., Class A	6,030	358,484
Myers Industries, Inc.	1,165	19,689
UFP Technologies, Inc. (I)	238	6,509
Metals and mining 1.6%
Allegheny Technologies, Inc. (L)	6,633	102,347
Ampco-Pittsburgh Corp.	2,828	44,400
Carpenter Technology Corp.	10,227	372,979
Century Aluminum Company (I)	4,950	71,379
Coeur Mining, Inc. (I)	8,352	77,507
Commercial Metals Company	4,534	82,065
Ferroglobe PLC	17,365	183,027
Friedman Industries, Inc.	1,405	7,615
Haynes International, Inc.	62,131	2,224,290
Hecla Mining Company	80,940	464,596
Kaiser Aluminum Corp.	367	30,226
Materion Corp.	4,726	161,629
Olympic Steel, Inc.	2,536	41,768
Real Industry, Inc. (I)	6,408	17,942
Reliance Steel & Aluminum Company	43,897	3,202,286
Schnitzer Steel Industries, Inc., Class A	6,195	119,564
SunCoke Energy, Inc. (I)	14,332	125,262
Synalloy Corp. (I)	380	4,465
TimkenSteel Corp. (I)	10,788	141,323
United States Steel Corp.	12,708	264,962
Universal Stainless & Alloy Products, Inc. (I)	1,778	31,755

26SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Materials (continued)
Metals and mining (continued)
Worthington Industries, Inc.	23,130	$970,766
Paper and forest products 0.5%
Boise Cascade Company (I)	2,105	56,730
Clearwater Paper Corp. (I)	4,069	188,598
Domtar Corp.	14,439	525,291
KapStone Paper and Packaging Corp.	53,918	1,139,287
Mercer International, Inc.	15,000	174,750
PH Glatfelter Company	4,215	77,261
Resolute Forest Products, Inc. (I)	4,705	21,173
Schweitzer-Mauduit International, Inc.	6,217	231,770
Real estate 2.1%		11,269,354
Equity real estate investment trusts 1.6%
Cedar Realty Trust, Inc.	206,500	1,030,435
Community Healthcare Trust, Inc.	20,331	502,176
CubeSmart	40,697	1,015,797
Healthcare Trust of America, Inc., Class A	31,305	960,750
Hersha Hospitality Trust	111,450	2,074,085
STAG Industrial, Inc.	55,365	1,493,748
Sun Communities, Inc.	19,840	1,709,018
Real estate management and development 0.5%
Alexander & Baldwin, Inc.	12,945	518,059
Forestar Group, Inc. (I)	7,926	112,153
FRP Holdings, Inc. (I)	67	2,821
Kennedy-Wilson Holdings, Inc.	45,738	896,465
RE/MAX Holdings, Inc., Class A	4,025	213,929
Realogy Holdings Corp.	14,634	445,752
Tejon Ranch Company (I)	4,838	96,857
The St. Joe Company (I)	11,179	197,309
Telecommunication services 0.6%		3,150,252
Diversified telecommunication services 0.4%
ATN International, Inc.	3,724	243,699
Frontier Communications Corp. (L)	244,221	319,930
Hawaiian Telcom Holdco, Inc. (I)	53	1,331
IDT Corp., Class B	2,620	44,435
Iridium Communications, Inc. (I)(L)	130,915	1,296,059
Lumos Networks Corp. (I)	5,368	96,195
ORBCOMM, Inc. (I)	16,326	159,995
Wireless telecommunication services 0.2%
Spok Holdings, Inc.	5,703	99,232
Telephone & Data Systems, Inc.	23,680	675,590
United States Cellular Corp. (I)	5,350	213,786
Utilities 0.8%		4,319,136
Gas utilities 0.3%
UGI Corp.	29,808	1,525,573
Independent power and renewable electricity producers 0.5%
Calpine Corp. (I)	153,587	1,973,593
Dynegy, Inc. (I)	28,308	234,107
NRG Energy, Inc.	14,288	229,465
Ormat Technologies, Inc. (L)	5,739	341,585

SEE NOTES TO FUND'S INVESTMENTS27

New Opportunities Fund

			Shares	Value
Utilities (continued)
Water utilities 0.0%
Consolidated Water Company, Ltd.			1,250	$14,813
	Yield (%)		Shares	Value
Securities lending collateral 5.1%				$27,000,785
(Cost $27,000,442)
John Hancock Collateral Trust (W)	1.0209(Y	)	2,698,325	27,000,785
Short-term investments 1.7%				$9,264,742
(Cost $9,264,742)
Money market funds 1.7%				9,264,742
State Street Institutional Treasury Money Market Fund, Premier Class	0.6920(Y	)	3,945,009	3,945,009
State Street Institutional U.S. Government Money Market Fund	0.7151(Y	)	5,319,733	5,319,733
Total investments (Cost $474,525,711)† 105.6%				$558,111,364
Other assets and liabilities, net (5.6%)				($29,773,531)
Total net assets 100.0%				$528,337,833

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $26,162,761.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $475,982,094. Net unrealized appreciation aggregated to $82,129,270, of which $109,914,609 related to appreciated investment securities and $27,785,339 related to depreciated investment securities.

28SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$75,929,271	$75,927,786	—	$1,485
Consumer staples	12,723,988	12,723,988	—	—
Energy	33,320,824	33,320,824	—	—
Financials	117,703,541	117,703,540	—	1
Health care	50,298,137	50,296,085	—	2,052
Industrials	100,528,905	100,528,905	—	—
Information technology	87,019,307	87,019,307	—	—
Materials	25,583,122	25,583,122	—	—
Real estate	11,269,354	11,269,354	—	—
Telecommunication services	3,150,252	3,150,252	—	—
Utilities	4,319,136	4,319,136	—	—
Securities lending collateral	27,000,785	27,000,785	—	—
Short-term investments	9,264,742	9,264,742	—	—
Total investments in securities	$558,111,364	$558,107,826	—	$3,538

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       29

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	452Q3	05/17
This report is for the information of the shareholders of John Hancock New Opportunities Fund.		7/17

John Hancock

Redwood Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsRedwood Fund

As of 5-31-17 (unaudited)
	Shares	Value
Common stocks 80.6%		$81,724,598
(Cost $73,827,366)
Consumer discretionary 23.4%		23,733,882
Auto components 4.4%
BorgWarner, Inc.	66,500	2,826,915
Delphi Automotive PLC	19,000	1,671,430
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp.	17,300	1,022,949
Leisure products 0.7%
Mattel, Inc.	30,000	687,300
Media 8.8%
Comcast Corp., Class A	84,200	3,510,298
Liberty Global PLC, Series C (I)	59,800	1,777,256
Time Warner, Inc.	36,500	3,631,385
Specialty retail 3.7%
Best Buy Company, Inc.	45,800	2,720,062
Lowe's Companies, Inc.	12,700	1,000,379
Textiles, apparel and luxury goods 4.8%
Hanesbrands, Inc.	49,800	1,028,370
Kate Spade & Company (I)	97,200	1,790,424
Michael Kors Holdings, Ltd. (I)	62,300	2,067,114
Consumer staples 5.5%		5,554,420
Beverages 1.8%
Constellation Brands, Inc., Class A	10,000	1,827,500
Food and staples retailing 3.7%
Walgreens Boots Alliance, Inc.	46,000	3,726,920
Energy 6.5%		6,583,340
Oil, gas and consumable fuels 6.5%
Diamondback Energy, Inc. (I)	51,500	4,777,140
EOG Resources, Inc.	20,000	1,806,200
Financials 19.9%		20,167,973
Banks 12.2%
Bank of America Corp.	54,500	1,221,345
Citigroup, Inc.	156,600	9,480,564
Wells Fargo & Company	33,000	1,687,620
Capital markets 5.5%
Legg Mason, Inc.	104,000	3,834,480
TD Ameritrade Holding Corp.	47,300	1,767,128
Consumer finance 2.2%
Capital One Financial Corp.	28,300	2,176,836
Health care 9.2%		9,332,215
Biotechnology 4.7%
Celgene Corp. (I)	27,900	3,192,039
Gilead Sciences, Inc.	23,600	1,531,404
Health care providers and services 1.8%
HCA Holdings, Inc. (I)	22,400	1,834,784
Pharmaceuticals 2.7%
Allergan PLC	7,800	1,745,250

2SEE NOTES TO FUND'S INVESTMENTS

Redwood Fund

			Shares	Value
Health care (continued)
Pharmaceuticals (continued)
	Merck & Company, Inc.		15,800	$1,028,738
Industrials 6.3%				6,386,900
Airlines 6.3%
	Delta Air Lines, Inc.		130,000	6,386,900
Information technology 7.8%				7,937,028
IT services 0.6%
	Visa, Inc., Class A		6,800	647,564
Semiconductors and semiconductor equipment 4.3%
	Broadcom, Ltd.		10,000	2,394,800
	Cypress Semiconductor Corp.		72,500	1,014,275
	QUALCOMM, Inc.		15,700	899,139
Software 1.0%
	Nuance Communications, Inc. (I)		54,600	1,010,646
Technology hardware, storage and peripherals 1.9%
	Apple, Inc.		12,900	1,970,604
Telecommunication services 2.0%				2,028,840
Diversified telecommunication services 2.0%
	Verizon Communications, Inc.		43,500	2,028,840
	Yield (%)		Shares	Value
Short-term investments 36.1%				$36,613,741
(Cost $36,613,741)
Money market funds 36.1%				36,613,741
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7151(Y	)	36,613,741	36,613,741
Total investments (Cost $110,441,107)† 116.7%				$118,338,339
Other assets and liabilities, net (16.7%)				($16,943,834)
Total net assets 100.0%				$101,394,505

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $117,243,161. Net unrealized appreciation aggregated to $1,095,178, of which $3,669,202 related to appreciated investment securities and $2,574,024 related to depreciated investment securities.

DERIVATIVES

WRITTEN OPTIONS

Options on securities (Exchange-Traded)

Exchange-Traded	Name of issuer	Exercise price	Expiration date	Number of contracts		Notional amount	Premium	Value
Calls
Exchange-Traded	Allergan PLC	$195.00	Nov 2017	78	USD	7,800	$303,566	($267,735)
Exchange-Traded	Apple, Inc.	135.00	Feb 2018	60	USD	6,000	134,814	(135,450)
Exchange-Traded	Apple, Inc.	135.00	Jan 2018	60	USD	6,000	130,915	(130,650)
Exchange-Traded	Apple, Inc.	105.00	Jun 2017	9	USD	900	15,137	(43,110)
Exchange-Traded	Bank of America Corp.	14.00	Jun 2017	9	USD	900	2,808	(7,493)
Exchange-Traded	Bank of America Corp.	15.00	Jun 2017	91	USD	9,100	21,654	(66,658)

SEE NOTES TO FUND'S INVESTMENTS3

Redwood Fund

Options on securities (Exchange-Traded) (continued)

Exchange-Traded	Name of issuer	Exercise price	Expiration date	Number of contracts		Notional amount	Premium	Value
Exchange-Traded	Bank of America Corp.	18.00	Jun 2018	445	USD	44,500	266,975	(225,838)
Exchange-Traded	Best Buy Company, Inc.	34.00	Sep 2017	185	USD	18,500	173,333	(468,050)
Exchange-Traded	Best Buy Company, Inc.	37.00	Sep 2017	273	USD	27,300	243,499	(611,520)
Exchange-Traded	BorgWarner, Inc.	30.00	Jan 2018	665	USD	66,500	601,166	(857,850)
Exchange-Traded	Broadcom, Ltd.	185.00	Jan 2018	100	USD	10,000	423,686	(585,500)
Exchange-Traded	Capital One Financial Corp.	65.00	Dec 2017	133	USD	13,300	175,151	(175,151)
Exchange-Traded	Capital One Financial Corp.	72.50	Jan 2018	150	USD	15,000	192,589	(132,750)
Exchange-Traded	Celgene Corp.	100.00	Jan 2018	279	USD	27,900	723,699	(529,403)
Exchange-Traded	Citigroup, Inc.	52.50	Jan 2018	1,566	USD	156,600	1,940,168	(1,522,935)
Exchange-Traded	Comcast Corp.	31.25	Sep 2017	842	USD	84,200	404,976	(949,355)
Exchange-Traded	Constellation Brands, Inc.	150.00	Oct 2017	100	USD	10,000	188,692	(349,000)
Exchange-Traded	Cypress Semiconductor Corp.	11.00	Jan 2018	725	USD	72,500	240,663	(246,500)
Exchange-Traded	Delphi Automotive PLC	75.00	Jan 2018	190	USD	19,000	300,565	(297,350)
Exchange-Traded	Delta Air Lines, Inc.	40.00	Jan 2018	1,300	USD	130,000	1,691,210	(1,358,500)
Exchange-Traded	Diamondback Energy, Inc.	80.00	Dec 2017	515	USD	51,500	1,008,841	(860,050)
Exchange-Traded	EOG Resources, Inc.	80.00	Jan 2018	200	USD	20,000	450,934	(287,000)
Exchange-Traded	Foot Locker, Inc.	62.50	Jan 2018	110	USD	11,000	133,862	(39,050)
Exchange-Traded	Gilead Sciences, Inc.	70.00	Aug 2017	236	USD	23,600	90,848	(18,172)
Exchange-Traded	Hanesbrands, Inc.	19.00	Jul 2017	498	USD	49,800	240,010	(94,620)
Exchange-Traded	HCA Healthcare, Inc.	77.50	Sep 2017	224	USD	22,400	261,258	(153,440)
Exchange-Traded	Kate Spade & Company	13.00	Jul 2017	972	USD	97,200	531,633	(544,320)
Exchange-Traded	Las Vegas Sands Corp.	52.50	Dec 2017	173	USD	17,300	144,790	(133,210)
Exchange-Traded	Legg Mason, Inc.	30.00	Jan 2018	1,040	USD	104,000	789,132	(774,800)
Exchange-Traded	Liberty Global PLC	30.00	Oct 2017	598	USD	59,800	283,420	(118,105)
Exchange-Traded	Lowe's Companies, Inc.	72.50	Jan 2018	127	USD	12,700	121,531	(114,935)
Exchange-Traded	Mattel, Inc.	22.00	Jan 2018	300	USD	30,000	59,686	(73,500)
Exchange-Traded	Merck & Company, Inc.	57.50	Oct 2017	158	USD	15,800	130,656	(126,005)
Exchange-Traded	Michael Kors Holdings, Ltd.	32.50	Jan 2018	623	USD	62,300	386,225	(242,970)
Exchange-Traded	Nuance Communications, Inc.	16.00	Jan 2018	546	USD	54,600	194,894	(185,640)
Exchange-Traded	QUALCOMM, Inc.	57.50	Jun 2017	157	USD	15,700	183,994	(13,581)
Exchange-Traded	TD Ameritrade Holding Corp.	33.00	Nov 2017	273	USD	27,300	161,328	(148,785)
Exchange-Traded	TD Ameritrade Holding Corp.	33.00	Aug 2017	200	USD	20,000	141,388	(98,000)
Exchange-Traded	Time Warner, Inc.	87.50	Jan 2018	365	USD	36,500	467,905	(515,563)
Exchange-Traded	Verizon Communications, Inc.	45.00	Jan 2018	435	USD	43,500	142,223	(128,108)
Exchange-Traded	Visa, Inc.	70.00	Jun 2017	68	USD	6,800	72,416	(172,720)
Exchange-Traded	Walgreens Boots Alliance, Inc.	77.50	Jan 2018	272	USD	27,200	271,166	(197,200)
Exchange-Traded	Walgreens Boots Alliance, Inc.	72.50	Jan 2018	188	USD	18,800	218,255	(200,690)
Exchange-Traded	Wells Fargo & Company	47.50	Oct 2017	329	USD	32,900	261,864	(158,743)
Exchange-Traded	Wells Fargo & Company	47.00	Jun 2017	1	USD	100	774	(415)
							$14,924,299	($14,360,420)
Puts
Exchange-Traded	Apple, Inc.	$90.00	Jun 2017	450	USD	45,000	$462,122	($225)
Exchange-Traded	BorgWarner, Inc.	37.50	Jul 2017	200	USD	20,000	19,991	(6,000)
Exchange-Traded	Capital One Financial Corp.	70.00	Sep 2017	147	USD	14,700	20,250	(26,387)
Exchange-Traded	Cisco Systems, Inc.	27.00	Jan 2018	427	USD	42,700	70,436	(27,328)
Exchange-Traded	Las Vegas Sands Corp.	45.00	Jun 2017	158	USD	15,800	29,539	(158)
Exchange-Traded	Parsley Energy, Inc.	25.00	Sep 2017	650	USD	65,000	79,920	(45,500)
Exchange-Traded	Phillips 66	72.50	Jun 2017	185	USD	18,500	58,636	(2,775)
Exchange-Traded	Verizon Communications, Inc.	43.00	Jan 2018	235	USD	23,500	37,862	(37,862)
							$778,756	($146,235)
							$15,703,055	($14,506,655)

See Notes to Fund's investments regarding investment transactions and other derivatives information.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended May 31, 2017, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income. The following table summarizes the fund's written options activities during the period ended May 31, 2017.

	Number of contracts	Premiums received
Outstanding, beginning of period	90,667	$63,571,118
Options written	100,841	72,884,627
Option closed	(101,953)	(79,160,552)
Options exercised	(58,860)	(37,969,732)
Options expired	(12,375)	(3,622,406)
Outstanding, end of period	18,320	$15,703,055

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	423Q3	05/17
This report is for the information of the shareholders of John Hancock Redwood Fund.		7/17

John Hancock

Small Cap Value Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsSmall Cap Value Fund

As of 5-31-17 (unaudited)
	Shares	Value
Common stocks 95.9%		$412,196,356
(Cost $339,518,479)
Consumer discretionary 3.6%		15,342,508
Household durables 1.5%
Helen of Troy, Ltd. (I)	31,390	2,856,490
TRI Pointe Group, Inc. (I)	302,510	3,742,049
Multiline retail 1.2%
Fred's, Inc., Class A (L)	368,670	5,072,899
Specialty retail 0.9%
Stage Stores, Inc. (L)	260,470	565,220
The Cato Corp., Class A	154,060	3,105,850
Consumer staples 4.7%		20,379,549
Beverages 1.1%
C&C Group PLC	1,286,223	4,908,246
Food and staples retailing 1.7%
Smart & Final Stores, Inc. (I)(L)	569,050	7,454,555
Food products 1.9%
Cranswick PLC	177,388	6,779,271
Post Holdings, Inc. (I)	15,403	1,237,477
Energy 4.4%		19,036,000
Energy equipment and services 1.8%
Era Group, Inc. (I)	156,415	1,315,450
SEACOR Holdings, Inc. (I)	92,518	5,663,027
Tesco Corp. (I)	168,016	781,274
Oil, gas and consumable fuels 2.6%
Diamondback Energy, Inc. (I)	12,758	1,183,432
Dorian LPG, Ltd. (I)	282,280	2,204,607
Resolute Energy Corp. (I)(L)	92,270	3,616,984
RSP Permian, Inc. (I)	19,430	691,514
Scorpio Tankers, Inc.	962,290	3,579,712
Financials 20.4%		87,479,405
Banks 14.7%
1st Source Corp.	81,440	3,709,592
Banc of California, Inc. (L)	194,690	3,952,207
FCB Financial Holdings, Inc., Class A (I)	57,520	2,634,416
First Busey Corp.	155,200	4,406,128
First Midwest Bancorp, Inc.	377,880	8,373,821
Flushing Financial Corp.	176,428	4,901,170
Great Western Bancorp, Inc.	188,900	7,151,754
Hancock Holding Company	216,500	10,002,300
International Bancshares Corp.	265,280	8,794,032
MB Financial, Inc.	192,920	7,944,446
Webster Financial Corp.	28,726	1,399,531
Capital markets 1.1%
Ares Capital Corp.	42,370	705,461
Solar Capital, Ltd.	174,539	3,771,788
Insurance 2.8%
Alleghany Corp. (I)	2,690	1,579,945
Assured Guaranty, Ltd.	21,405	836,079

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Value Fund

	Shares	Value
Financials (continued)
Insurance (continued)
Kemper Corp.	141,780	$5,408,907
Reinsurance Group of America, Inc.	13,560	1,688,356
State National Companies, Inc.	68,717	1,207,358
White Mountains Insurance Group, Ltd.	1,465	1,260,017
Thrifts and mortgage finance 1.8%
Northwest Bancshares, Inc.	503,710	7,752,097
Health care 7.5%		32,080,622
Health care equipment and supplies 4.0%
Haemonetics Corp. (I)	179,270	7,310,631
ICU Medical, Inc. (I)	34,120	5,503,556
Natus Medical, Inc. (I)	73,899	2,505,176
STERIS PLC	24,550	1,904,098
Health care providers and services 1.2%
CorVel Corp. (I)	79,080	3,685,128
Envision Healthcare Corp. (I)	21,358	1,166,360
Health care technology 1.5%
Allscripts Healthcare Solutions, Inc. (I)	573,311	6,541,479
Pharmaceuticals 0.8%
Phibro Animal Health Corp., Class A	98,275	3,464,194
Industrials 31.1%		133,526,688
Aerospace and defense 1.9%
Cubic Corp.	177,521	8,228,098
Air freight and logistics 1.1%
Forward Air Corp.	91,940	4,792,832
Building products 1.6%
Tyman PLC	1,546,407	6,836,486
Commercial services and supplies 6.6%
ACCO Brands Corp. (I)	503,990	5,720,287
Clean Harbors, Inc. (I)	16,100	940,401
Essendant, Inc.	267,390	4,304,979
Matthews International Corp., Class A	114,010	7,268,138
SP Plus Corp. (I)	207,738	6,128,271
Steelcase, Inc., Class A	248,700	4,165,725
Construction and engineering 1.2%
Primoris Services Corp.	214,030	4,965,496
Electrical equipment 1.8%
Babcock & Wilcox Enterprises, Inc. (I)	224,550	2,391,458
Thermon Group Holdings, Inc. (I)	296,348	5,488,365
Machinery 10.9%
Albany International Corp., Class A	225,600	10,896,480
CIRCOR International, Inc.	86,973	5,606,280
ESCO Technologies, Inc.	151,220	8,710,272
Luxfer Holdings PLC, ADR	293,205	3,838,053
Mueller Industries, Inc.	321,910	9,103,615
TriMas Corp. (I)	400,867	8,738,901
Professional services 4.4%
FTI Consulting, Inc. (I)	197,370	6,815,186
Huron Consulting Group, Inc. (I)	114,540	4,759,137

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Value Fund

			Shares	Value
Industrials (continued)
Professional services (continued)
	ICF International, Inc. (I)		54,760	$2,576,458
	Mistras Group, Inc. (I)		215,740	4,513,281
Trading companies and distributors 1.6%
	GATX Corp. (L)		113,290	6,738,489
Information technology 8.9%				38,394,994
Electronic equipment, instruments and components 4.8%
	Belden, Inc.		161,250	11,448,750
	CTS Corp.		196,670	4,139,904
	Keysight Technologies, Inc. (I)		36,230	1,399,927
	ScanSource, Inc. (I)		99,600	3,784,800
IT services 2.8%
	Forrester Research, Inc.		159,850	6,298,090
	WNS Holdings, Ltd., ADR (I)		178,105	5,930,897
Technology hardware, storage and peripherals 1.3%
	Diebold Nixdorf, Inc. (L)		203,880	5,392,626
Materials 6.8%				29,134,558
Chemicals 2.2%
	Sensient Technologies Corp.		114,880	9,223,715
Containers and packaging 2.3%
	Greif, Inc., Class A		155,700	9,256,365
	Multi Packaging Solutions International, Ltd. (I)		40,000	720,000
Paper and forest products 2.3%
	Deltic Timber Corp.		89,730	6,089,078
	Neenah Paper, Inc.		49,300	3,845,400
Real estate 5.9%				25,547,016
Equity real estate investment trusts 5.9%
	Corporate Office Properties Trust		150,080	5,062,198
	DiamondRock Hospitality Company		352,192	3,905,809
	Education Realty Trust, Inc.		120,816	4,628,461
	Ramco-Gershenson Properties Trust		477,440	6,010,970
	Summit Hotel Properties, Inc.		331,820	5,939,578
Utilities 2.6%				11,275,016
Electric utilities 0.1%
	Westar Energy, Inc.		9,350	495,083
Gas utilities 2.5%
	New Jersey Resources Corp.		82,480	3,455,912
	Spire, Inc.		68,452	4,849,824
	UGI Corp.		27,595	1,412,312
	WGL Holdings, Inc.		12,834	1,061,885
	Yield (%)		Shares	Value
Securities lending collateral 6.9%				$29,531,399
(Cost $29,531,100)
John Hancock Collateral Trust (W)	1.0209(Y	)	2,951,222	29,531,399

4SEE NOTES TO FUND'S INVESTMENTS

Small Cap Value Fund

	Par value^	Value
Short-term investments 4.9%		$21,300,000
(Cost $21,300,000)
Repurchase agreement 4.9%		21,300,000
Deutsche Bank Tri-Party Repurchase Agreement dated 5-31-17 at 0.810% to be repurchased at $21,300,479 on 6-1-17, collateralized by $21,547,500 U.S. Treasury Notes, 1.875% due 3-31-22 (valued at $21,726,021, including interest)	21,300,000	21,300,000
Total investments (Cost $390,349,579)† 107.7%		$463,027,755
Other assets and liabilities, net (7.7%)		($33,185,086)
Total net assets 100.0%		$429,842,669

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $28,873,006.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $391,683,384. Net unrealized appreciation aggregated to $71,344,371 of which $92,916,141 related to appreciated investment securities and $21,571,770 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$15,342,508	$15,342,508	—	—
Consumer staples	20,379,549	8,692,032	$11,687,517	—
Energy	19,036,000	19,036,000	—	—
Financials	87,479,405	87,479,405	—	—
Health care	32,080,622	32,080,622	—	—
Industrials	133,526,688	126,690,202	6,836,486	—
Information technology	38,394,994	38,394,994	—	—
Materials	29,134,558	29,134,558	—	—
Real estate	25,547,016	25,547,016	—	—
Utilities	11,275,016	11,275,016	—	—
Securities lending collateral	29,531,399	29,531,399	—	—
Short-term investments	21,300,000	—	21,300,000	—
Total investments in securities	$463,027,755	$423,203,752	$39,824,003	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       6

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	439Q3	05/17
This report is for the information of the shareholders of John Hancock Small Cap Value Fund.		7/17

John Hancock

Spectrum Income Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsSpectrum Income Fund

As of 5-31-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 24.9%					$234,233,217
(Cost $231,532,578)
U.S. Government 10.1%					94,570,910
U.S. Treasury
Bond	2.500		02-15-45	770,000	714,596
Bond	2.500		02-15-46	180,000	166,507
Bond	2.500		05-15-46	13,655,000	12,624,485
Bond	2.750		08-15-42	315,000	309,783
Bond	2.750		11-15-42	1,995,000	1,959,152
Bond	2.875		11-15-46	1,670,000	1,669,347
Bond	3.000		05-15-42	765,000	788,010
Bond	3.000		11-15-44	785,000	806,005
Bond	3.000		05-15-45	3,735,000	3,829,540
Bond	3.000		11-15-45	2,325,000	2,382,125
Bond	3.000		05-15-47	80,000	82,088
Bond	3.125		02-15-43	2,705,000	2,842,363
Bond	3.125		08-15-44	160,000	168,175
Bond	3.375		05-15-44	920,000	1,011,317
Bond	3.500		02-15-39	690,000	779,888
Bond	3.625		08-15-43	1,365,000	1,563,085
Bond	3.625		02-15-44	1,335,000	1,531,130
Bond	4.375		05-15-41	1,325,000	1,694,810
Bond	4.625		02-15-40	25,000	32,958
Bond	4.750		02-15-37	80,000	106,834
Bond	5.375		02-15-31	155,000	210,201
Bond	6.125		11-15-27	70,000	95,301
Bond	6.125		08-15-29	660,000	926,965
Note	0.750		04-30-18	1,500,000	1,493,672
Note	0.875		05-15-19	415,000	411,693
Note	0.875		06-15-19	230,000	228,068
Note	1.000		12-15-17	50,000	49,959
Note	1.000		11-15-19	1,765,000	1,750,315
Note	1.250		04-30-19	865,000	864,392
Note	1.250		01-31-20	185,000	184,335
Note	1.375		05-31-21	920,000	910,440
Note	1.500		05-31-19	600,000	602,531
Note	1.500		08-15-26	475,000	447,465
Note	1.625		11-30-20	300,000	300,692
Note	1.750		05-15-23	1,770,000	1,753,682
Note	2.000		08-31-21	6,855,000	6,943,368
Note	2.000		02-15-25	835,000	829,097
Note	2.000		11-15-26	75,000	73,676
Note	2.125		05-15-25	1,150,000	1,150,359
Note	2.250		11-15-25	545,000	548,896
Note	2.250		02-15-27	1,805,000	1,810,148
Note	2.375		05-15-27	430,000	436,349
Note	2.750		02-15-24	125,000	130,942
Note	3.125		05-15-21	695,000	734,474
Note	3.625		02-15-21	70,000	75,130
Treasury Inflation Protected Security	0.125		04-15-19	2,182,427	2,196,800
Treasury Inflation Protected Security	0.125		04-15-20	3,556,331	3,587,168
Treasury Inflation Protected Security	0.125		04-15-21	4,873,388	4,910,606
Treasury Inflation Protected Security	0.125		01-15-22	3,155,266	3,180,411

2SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government (continued)
Treasury Inflation Protected Security	0.125		04-15-22	1,891,145	$1,900,892
Treasury Inflation Protected Security	0.125		01-15-23	891,433	892,825
Treasury Inflation Protected Security	0.125		07-15-24	315,415	313,726
Treasury Inflation Protected Security	0.125		07-15-26	3,072,294	3,009,434
Treasury Inflation Protected Security	0.250		01-15-25	902,696	897,901
Treasury Inflation Protected Security	0.375		07-15-23	22,942	23,361
Treasury Inflation Protected Security	0.375		07-15-25	870,142	875,454
Treasury Inflation Protected Security	0.375		01-15-27	936,382	934,981
Treasury Inflation Protected Security	0.625		01-15-24	665,569	683,301
Treasury Inflation Protected Security	0.625		01-15-26	1,641,735	1,677,015
Treasury Inflation Protected Security	0.625		02-15-43	118,127	110,587
Treasury Inflation Protected Security	0.750		02-15-42	359,284	347,616
Treasury Inflation Protected Security	0.750		02-15-45	161,507	154,350
Treasury Inflation Protected Security	0.875		02-15-47	69,687	68,875
Treasury Inflation Protected Security	1.000		02-15-46	254,141	258,790
Treasury Inflation Protected Security	1.125		01-15-21	1,701,365	1,783,177
Treasury Inflation Protected Security	1.250		07-15-20	1,991,521	2,092,965
Treasury Inflation Protected Security	1.375		07-15-18	934,178	955,688
Treasury Inflation Protected Security	1.375		02-15-44	524,181	579,700
Treasury Inflation Protected Security	1.750		01-15-28	360,753	409,136
Treasury Inflation Protected Security	1.875		07-15-19	2,110,389	2,219,530
Treasury Inflation Protected Security	2.125		01-15-19	1,497,170	1,558,192
Treasury Inflation Protected Security	2.125		02-15-40	359,816	455,138
Treasury Inflation Protected Security	2.500		01-15-29	158,971	194,767
Treasury Inflation Protected Security	3.875		04-15-29	198,129	274,176
U.S. Government Agency 14.8%					139,662,307
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.000		01-01-25	27,805	29,333
15 Yr Pass Thru	4.000		05-01-26	74,838	78,965
15 Yr Pass Thru	4.500		11-01-18	4,373	4,476
15 Yr Pass Thru	4.500		01-01-19	3,563	3,648
15 Yr Pass Thru	4.500		05-01-19	4,038	4,134
15 Yr Pass Thru	5.000		10-01-18	3,545	3,612
15 Yr Pass Thru	5.000		11-01-18	4,457	4,541
15 Yr Pass Thru	5.000		12-01-23	67,386	71,502
15 Yr Pass Thru	5.000		07-01-25	5,765	5,906
15 Yr Pass Thru	5.500		03-01-18	1,210	1,225
15 Yr Pass Thru	5.500		11-01-18	3,205	3,277
15 Yr Pass Thru	5.500		01-01-21	38,920	40,836
15 Yr Pass Thru	5.500		11-01-21	3,385	3,486
15 Yr Pass Thru	6.000		07-01-17	28	28
15 Yr Pass Thru	6.000		07-01-21	3,119	3,309
15 Yr Pass Thru	6.000		08-01-21	1,681	1,783
15 Yr Pass Thru	6.000		08-01-21	2,134	2,262
15 Yr Pass Thru	6.000		10-01-21	9,151	9,752
15 Yr Pass Thru	6.000		10-01-21	4,594	4,884
15 Yr Pass Thru	6.000		11-01-21	1,594	1,704
15 Yr Pass Thru	6.000		08-01-22	917	978
15 Yr Pass Thru	6.500		07-01-17	100	100
15 Yr Pass Thru	6.500		08-01-17	45	45
30 Yr Pass Thru (P)	2.809		10-01-36	15,389	16,410
30 Yr Pass Thru (P)	2.841		09-01-35	11,663	12,275

SEE NOTES TO FUND'S INVESTMENTS3

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (P)	2.975		07-01-35	9,550	$10,024
30 Yr Pass Thru (P)	2.976		07-01-35	14,690	15,522
30 Yr Pass Thru	3.000		12-01-42	66,928	67,080
30 Yr Pass Thru	3.000		12-01-42	117,669	119,241
30 Yr Pass Thru	3.000		01-01-43	564,099	569,961
30 Yr Pass Thru	3.000		02-01-43	27,033	27,094
30 Yr Pass Thru	3.000		03-01-43	19,406	19,450
30 Yr Pass Thru	3.000		04-01-43	63,375	63,519
30 Yr Pass Thru	3.000		06-01-43	39,998	40,089
30 Yr Pass Thru	3.000		09-01-43	60,224	60,360
30 Yr Pass Thru	3.000		11-01-46	980,591	988,788
30 Yr Pass Thru	3.000		02-01-47	681,147	684,500
30 Yr Pass Thru (P)	3.035		09-01-32	788	830
30 Yr Pass Thru (P)	3.196		03-01-36	7,107	7,502
30 Yr Pass Thru (P)	3.215		06-01-38	14,307	15,054
30 Yr Pass Thru (P)	3.348		01-01-36	880	919
30 Yr Pass Thru (P)	3.358		02-01-37	21,133	22,251
30 Yr Pass Thru (P)	3.369		01-01-37	5,027	5,304
30 Yr Pass Thru (P)	3.400		11-01-35	2,357	2,495
30 Yr Pass Thru (P)	3.409		02-01-37	11,943	12,598
30 Yr Pass Thru (P)	3.464		05-01-37	14,445	15,206
30 Yr Pass Thru (P)	3.486		11-01-36	11,487	12,164
30 Yr Pass Thru	3.500		09-01-42	549,957	570,838
30 Yr Pass Thru	3.500		11-01-42	193,117	200,389
30 Yr Pass Thru	3.500		01-01-44	136,045	141,168
30 Yr Pass Thru	3.500		03-01-46	418,349	434,299
30 Yr Pass Thru	3.500		05-01-46	286,833	296,200
30 Yr Pass Thru (P)	3.536		12-01-36	5,123	5,421
30 Yr Pass Thru (P)	3.783		02-01-37	20,718	21,667
30 Yr Pass Thru	4.000		10-01-40	13,266	14,084
30 Yr Pass Thru	4.000		11-01-40	61,027	64,791
30 Yr Pass Thru	4.000		12-01-40	151,106	160,426
30 Yr Pass Thru	4.000		12-01-40	51,560	54,965
30 Yr Pass Thru	4.000		02-01-41	142,111	150,832
30 Yr Pass Thru	4.000		02-01-41	8,187	8,700
30 Yr Pass Thru	4.000		04-01-41	136,215	144,575
30 Yr Pass Thru	4.000		12-01-41	122,250	129,714
30 Yr Pass Thru	4.500		12-01-39	445,773	482,759
30 Yr Pass Thru	4.500		05-01-40	11,447	12,397
30 Yr Pass Thru	4.500		03-01-41	3,793	4,105
30 Yr Pass Thru	4.500		04-01-41	203,245	219,981
30 Yr Pass Thru	5.000		11-01-33	6,903	7,692
30 Yr Pass Thru	5.000		11-01-33	3,957	4,412
30 Yr Pass Thru	5.000		12-01-35	45,980	50,819
30 Yr Pass Thru	5.000		04-01-40	98,836	109,063
30 Yr Pass Thru	5.500		10-01-38	137,115	153,547
30 Yr Pass Thru	6.000		12-01-28	1,955	2,195
30 Yr Pass Thru	6.000		10-01-32	1,322	1,505
30 Yr Pass Thru	6.000		12-01-33	1,657	1,894
30 Yr Pass Thru	6.000		12-01-33	28,755	32,647
30 Yr Pass Thru	6.000		09-01-34	664	758
30 Yr Pass Thru	6.000		02-01-35	10,192	11,586

4SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000		09-01-35	3,680	$4,186
30 Yr Pass Thru	6.500		12-01-23	35	38
30 Yr Pass Thru	6.500		02-01-24	815	902
30 Yr Pass Thru	6.500		05-01-24	198	219
30 Yr Pass Thru	6.500		05-01-24	1,379	1,520
30 Yr Pass Thru	6.500		04-01-31	4,921	5,669
30 Yr Pass Thru	6.500		11-01-33	6,854	7,948
30 Yr Pass Thru	7.000		02-01-24	734	816
30 Yr Pass Thru	7.000		12-01-24	76	85
30 Yr Pass Thru	7.000		04-01-32	59,149	69,591
30 Yr Pass Thru	7.000		06-01-32	915	1,077
30 Yr Pass Thru	7.000		06-01-32	402	474
30 Yr Pass Thru	7.500		05-01-24	31	35
30 Yr Pass Thru	7.500		05-01-24	111	126
30 Yr Pass Thru	7.500		05-01-24	352	394
30 Yr Pass Thru	7.500		06-01-24	162	183
Federal National Mortgage Association
15 Yr Pass Thru	2.500		05-01-30	247,258	251,508
15 Yr Pass Thru	2.500		10-01-31	226,007	228,585
15 Yr Pass Thru	2.500		11-01-31	100,719	101,868
15 Yr Pass Thru	2.500		12-01-31	819,442	828,789
15 Yr Pass Thru	2.500		02-01-32	1,050,788	1,061,953
15 Yr Pass Thru	3.000		01-01-27	138,775	143,643
15 Yr Pass Thru	3.000		11-01-27	125,176	129,567
15 Yr Pass Thru	3.000		11-01-28	40,722	42,150
15 Yr Pass Thru	3.000		11-01-29	31,275	32,367
15 Yr Pass Thru	3.000		10-01-30	354,723	366,833
15 Yr Pass Thru	3.500		01-01-26	82,862	86,840
15 Yr Pass Thru	3.500		03-01-26	85,561	89,669
15 Yr Pass Thru	3.500		12-01-26	23,311	24,430
15 Yr Pass Thru	3.500		02-01-27	6,118	6,412
15 Yr Pass Thru	4.000		03-01-25	145,289	154,597
15 Yr Pass Thru	4.000		05-01-25	16,300	17,164
15 Yr Pass Thru	4.000		07-01-25	6,971	7,356
15 Yr Pass Thru	4.000		01-01-26	80,584	85,130
15 Yr Pass Thru	4.000		10-01-26	36,775	38,849
15 Yr Pass Thru	4.000		12-01-26	143,814	151,926
15 Yr Pass Thru	4.000		02-01-27	112,709	119,066
15 Yr Pass Thru	4.500		05-01-19	8,408	8,608
15 Yr Pass Thru	4.500		11-01-19	54,311	55,832
15 Yr Pass Thru	4.500		07-01-20	15,655	16,026
15 Yr Pass Thru	4.500		11-01-20	20,781	21,431
15 Yr Pass Thru	4.500		09-01-24	10,854	11,512
15 Yr Pass Thru	4.500		10-01-24	28,066	29,842
15 Yr Pass Thru	4.500		11-01-24	6,078	6,448
15 Yr Pass Thru	4.500		12-01-24	4,892	5,193
15 Yr Pass Thru	4.500		01-01-25	27,716	29,420
15 Yr Pass Thru	4.500		03-01-25	76,531	81,404
15 Yr Pass Thru	4.500		09-01-25	66,960	71,550
15 Yr Pass Thru	4.500		10-01-26	43,493	46,090
15 Yr Pass Thru	5.000		05-01-18	2,995	3,034
15 Yr Pass Thru	5.000		11-01-18	1,006	1,026

SEE NOTES TO FUND'S INVESTMENTS5

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.000		12-01-18		3,150	$3,208
15 Yr Pass Thru	5.000		04-01-19		2,076	2,117
15 Yr Pass Thru	5.000		05-01-19		15,385	15,753
15 Yr Pass Thru	5.000		10-01-19		14,439	14,884
15 Yr Pass Thru	5.000		01-01-20		4,352	4,491
15 Yr Pass Thru	5.000		05-01-20		15,933	16,514
15 Yr Pass Thru	5.000		06-01-20		17,987	18,679
15 Yr Pass Thru	5.000		12-01-20		12,823	13,290
15 Yr Pass Thru	5.000		02-01-22		730	768
15 Yr Pass Thru	5.000		09-01-22		18,769	19,547
15 Yr Pass Thru	5.000		03-01-23		4,346	4,584
15 Yr Pass Thru	5.000		05-01-23		6,310	6,646
15 Yr Pass Thru	5.000		09-01-23		18,521	19,694
15 Yr Pass Thru	5.000		09-01-23		2,085	2,175
15 Yr Pass Thru	5.000		01-01-24		64,453	68,158
15 Yr Pass Thru	5.000		09-01-25		43,236	45,401
15 Yr Pass Thru	5.500		06-01-17		9	9
15 Yr Pass Thru	5.500		08-01-17		18	18
15 Yr Pass Thru	5.500		09-01-17		21	21
15 Yr Pass Thru	5.500		03-01-18		256	259
15 Yr Pass Thru	5.500		05-01-18		294	298
15 Yr Pass Thru	5.500		06-01-18		709	716
15 Yr Pass Thru	5.500		10-01-18		646	659
15 Yr Pass Thru	5.500		10-01-18		433	443
15 Yr Pass Thru	5.500		12-01-18		1,005	1,022
15 Yr Pass Thru	5.500		02-01-19		1,894	1,944
15 Yr Pass Thru	5.500		02-01-19		3,473	3,559
15 Yr Pass Thru	5.500		03-01-19		314	323
15 Yr Pass Thru	5.500		07-01-19		1,297	1,339
15 Yr Pass Thru	5.500		08-01-19		2,875	2,968
15 Yr Pass Thru	5.500		09-01-19		766	793
15 Yr Pass Thru	5.500		10-01-19		1,381	1,432
15 Yr Pass Thru	5.500		06-01-20		5,082	5,280
15 Yr Pass Thru	5.500		07-01-20		4,909	5,100
15 Yr Pass Thru	5.500		05-01-21		13,015	13,736
15 Yr Pass Thru	5.500		01-01-22		479	507
15 Yr Pass Thru	5.500		05-01-22		1,903	2,024
15 Yr Pass Thru	5.500		06-01-22		5,539	5,888
15 Yr Pass Thru	5.500		10-01-22		1,860	1,992
15 Yr Pass Thru	5.500		05-01-23		3,344	3,581
15 Yr Pass Thru	5.500		01-01-25		29,361	31,017
15 Yr Pass Thru	6.000		03-01-21		16,979	17,882
15 Yr Pass Thru	6.000		10-01-21		40,411	43,033
15 Yr Pass Thru	6.000		11-01-21		2,670	2,858
15 Yr Pass Thru	6.000		01-01-22		3,578	3,822
15 Yr Pass Thru	6.000		09-01-22		10,500	11,320
15 Yr Pass Thru	6.000		02-01-23		33,193	35,565
15 Yr Pass Thru	6.000		03-01-23		2,853	3,060
20 Yr Pass Thru	3.000		11-01-36		370,262	379,258
20 Yr Pass Thru	3.000		11-01-36		301,886	308,844
30 Yr Pass Thru (P)	2.155		07-01-27		147	148
30 Yr Pass Thru (C)	2.500			TBA	1,270,000	1,231,702

6SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500		02-01-43		173,172	$168,883
30 Yr Pass Thru	2.500		03-01-43		44,581	43,477
30 Yr Pass Thru	2.500		05-01-46		731,048	709,517
30 Yr Pass Thru	2.500		08-01-46		979,554	950,703
30 Yr Pass Thru	2.500		11-01-46		25,718	24,961
30 Yr Pass Thru	2.500		01-01-47		331,348	321,589
30 Yr Pass Thru (P)	2.735		10-01-33		20,304	21,077
30 Yr Pass Thru (P)	2.765		07-01-35		11,290	11,867
30 Yr Pass Thru (P)	2.872		09-01-35		53,080	55,988
30 Yr Pass Thru (P)	2.965		12-01-35		4,692	4,877
30 Yr Pass Thru (C)	3.000			TBA	6,360,000	6,373,570
30 Yr Pass Thru	3.000		10-01-28		207,852	215,143
30 Yr Pass Thru	3.000		04-01-33		8,661	8,803
30 Yr Pass Thru	3.000		06-01-33		19,554	19,913
30 Yr Pass Thru	3.000		12-01-36		25,792	26,418
30 Yr Pass Thru	3.000		10-01-42		426,874	432,379
30 Yr Pass Thru	3.000		11-01-42		300,207	300,559
30 Yr Pass Thru	3.000		11-01-42		35,422	35,873
30 Yr Pass Thru	3.000		01-01-43		900,921	910,704
30 Yr Pass Thru	3.000		02-01-43		1,899,801	1,902,593
30 Yr Pass Thru	3.000		02-01-43		585,722	593,181
30 Yr Pass Thru	3.000		03-01-43		296,435	296,784
30 Yr Pass Thru	3.000		05-01-43		71,311	71,395
30 Yr Pass Thru	3.000		08-01-43		47,964	48,036
30 Yr Pass Thru	3.000		08-01-43		77,445	77,536
30 Yr Pass Thru	3.000		02-01-44		16,013	16,037
30 Yr Pass Thru	3.000		09-01-44		23,616	23,644
30 Yr Pass Thru	3.000		04-01-45		23,966	23,994
30 Yr Pass Thru	3.000		08-01-46		23,385	23,419
30 Yr Pass Thru	3.000		08-01-46		572,395	578,968
30 Yr Pass Thru	3.000		09-01-46		38,597	38,642
30 Yr Pass Thru	3.000		10-01-46		1,491,183	1,502,083
30 Yr Pass Thru	3.000		11-01-46		482,185	486,215
30 Yr Pass Thru	3.000		11-01-46		1,922,829	1,936,905
30 Yr Pass Thru	3.000		11-01-46		2,096,490	2,107,190
30 Yr Pass Thru	3.000		12-01-46		416,948	420,433
30 Yr Pass Thru	3.000		12-01-46		797,959	802,260
30 Yr Pass Thru	3.000		12-01-46		355,165	358,356
30 Yr Pass Thru	3.000		12-01-46		448,253	451,580
30 Yr Pass Thru	3.000		01-01-47		137,153	138,300
30 Yr Pass Thru	3.000		02-01-47		323,779	325,524
30 Yr Pass Thru	3.000		04-01-47		55,512	55,811
30 Yr Pass Thru (P)	3.023		08-01-37		29,458	31,066
30 Yr Pass Thru (P)	3.046		08-01-36		44,201	46,598
30 Yr Pass Thru (P)	3.111		12-01-35		4,796	5,047
30 Yr Pass Thru (P)	3.395		12-01-35		2,731	2,882
30 Yr Pass Thru (P)	3.461		12-01-35		1,576	1,672
30 Yr Pass Thru (C)	3.500			TBA	950,000	980,430
30 Yr Pass Thru (P)	3.500		09-01-36		202	211
30 Yr Pass Thru	3.500		05-01-42		31,520	32,740
30 Yr Pass Thru	3.500		06-01-42		99,831	103,415
30 Yr Pass Thru	3.500		07-01-42		52,259	54,135

SEE NOTES TO FUND'S INVESTMENTS7

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500		08-01-42	101,991	$105,652
30 Yr Pass Thru	3.500		12-01-42	173,416	179,641
30 Yr Pass Thru	3.500		01-01-43	1,281,308	1,327,305
30 Yr Pass Thru	3.500		03-01-43	827,892	857,612
30 Yr Pass Thru	3.500		04-01-43	25,003	25,925
30 Yr Pass Thru	3.500		06-01-43	113,962	118,088
30 Yr Pass Thru	3.500		06-01-43	29,804	30,985
30 Yr Pass Thru	3.500		07-01-43	105,167	109,369
30 Yr Pass Thru	3.500		07-01-43	29,579	30,668
30 Yr Pass Thru	3.500		08-01-43	33,121	34,321
30 Yr Pass Thru	3.500		09-01-43	102,419	106,416
30 Yr Pass Thru	3.500		12-01-43	535,141	556,191
30 Yr Pass Thru	3.500		01-01-44	91,075	94,345
30 Yr Pass Thru	3.500		03-01-44	47,500	49,458
30 Yr Pass Thru	3.500		07-01-44	36,342	37,681
30 Yr Pass Thru	3.500		12-01-44	232,122	240,455
30 Yr Pass Thru	3.500		04-01-45	343,430	355,973
30 Yr Pass Thru	3.500		07-01-45	142,281	147,233
30 Yr Pass Thru	3.500		11-01-45	421,373	436,039
30 Yr Pass Thru	3.500		11-01-45	1,894,386	1,955,879
30 Yr Pass Thru	3.500		12-01-45	596,506	616,242
30 Yr Pass Thru	3.500		12-01-45	129,200	133,394
30 Yr Pass Thru	3.500		01-01-46	483,620	499,620
30 Yr Pass Thru	3.500		01-01-46	299,039	309,853
30 Yr Pass Thru	3.500		04-01-46	1,001,075	1,033,571
30 Yr Pass Thru	3.500		05-01-46	436,329	450,493
30 Yr Pass Thru	3.500		06-01-46	185,119	192,083
30 Yr Pass Thru	3.500		08-01-46	396,022	409,187
30 Yr Pass Thru	3.500		10-01-46	175,209	180,910
30 Yr Pass Thru	3.500		12-01-46	339,523	350,571
30 Yr Pass Thru	3.500		01-01-47	399,231	412,222
30 Yr Pass Thru	3.500		04-01-47	148,079	152,920
30 Yr Pass Thru (P)	3.566		05-01-38	12,268	12,904
30 Yr Pass Thru	4.000		11-01-40	16,382	17,397
30 Yr Pass Thru	4.000		12-01-40	2,048	2,175
30 Yr Pass Thru	4.000		01-01-41	158,003	167,798
30 Yr Pass Thru	4.000		02-01-41	1,418	1,505
30 Yr Pass Thru	4.000		02-01-41	234,975	249,542
30 Yr Pass Thru	4.000		03-01-41	30,746	32,642
30 Yr Pass Thru	4.000		09-01-41	1,360	1,444
30 Yr Pass Thru	4.000		10-01-41	502,371	533,357
30 Yr Pass Thru	4.000		11-01-41	30,706	32,590
30 Yr Pass Thru	4.000		01-01-42	408,123	433,041
30 Yr Pass Thru	4.000		02-01-42	133,526	141,678
30 Yr Pass Thru	4.000		08-01-42	416,860	442,311
30 Yr Pass Thru	4.000		09-01-43	465,835	493,476
30 Yr Pass Thru	4.000		09-01-45	25,934	27,395
30 Yr Pass Thru	4.000		10-01-45	143,875	151,940
30 Yr Pass Thru	4.000		12-01-45	242,366	257,050
30 Yr Pass Thru	4.000		12-01-45	255,494	271,492
30 Yr Pass Thru	4.000		12-01-45	29,962	31,651
30 Yr Pass Thru	4.000		09-01-46	23,231	24,555

8SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000		04-01-47	488,122	$516,170
30 Yr Pass Thru	4.500		02-01-41	1,022,564	1,107,126
30 Yr Pass Thru	4.500		04-01-42	81,650	88,377
30 Yr Pass Thru	5.000		07-01-33	19,170	21,130
30 Yr Pass Thru	5.000		02-01-34	32,431	35,747
30 Yr Pass Thru	5.000		03-01-34	89,135	98,314
30 Yr Pass Thru	5.000		03-01-34	31,556	34,788
30 Yr Pass Thru	5.000		10-01-34	98,292	108,311
30 Yr Pass Thru	5.000		04-01-35	62,787	69,257
30 Yr Pass Thru	5.000		06-01-35	40,400	44,582
30 Yr Pass Thru	5.000		06-01-35	5,565	6,134
30 Yr Pass Thru	5.000		07-01-35	107,709	118,659
30 Yr Pass Thru	5.000		07-01-35	12,278	13,524
30 Yr Pass Thru	5.000		07-01-35	210,357	231,886
30 Yr Pass Thru	5.000		08-01-35	59,197	65,368
30 Yr Pass Thru	5.000		10-01-35	7,838	8,656
30 Yr Pass Thru	5.000		11-01-35	117,675	129,953
30 Yr Pass Thru	5.000		01-01-36	44,078	48,699
30 Yr Pass Thru	5.000		03-01-36	85,763	94,734
30 Yr Pass Thru	5.000		07-01-37	54,268	59,810
30 Yr Pass Thru	5.000		12-01-39	57,207	63,098
30 Yr Pass Thru	5.000		06-01-40	173,998	193,219
30 Yr Pass Thru	5.000		06-01-40	138,004	152,214
30 Yr Pass Thru	5.500		04-01-35	6,291	7,026
30 Yr Pass Thru	5.500		11-01-35	121,117	135,415
30 Yr Pass Thru	5.500		12-01-35	77,616	86,711
30 Yr Pass Thru	5.500		01-01-36	25,477	28,736
30 Yr Pass Thru	5.500		01-01-36	118,446	132,282
30 Yr Pass Thru	5.500		04-01-36	41,140	46,479
30 Yr Pass Thru	5.500		06-01-36	104,972	117,214
30 Yr Pass Thru	5.500		10-01-36	59,989	67,195
30 Yr Pass Thru	5.500		08-01-37	75,463	84,294
30 Yr Pass Thru	5.500		08-01-37	49,760	55,625
30 Yr Pass Thru	5.500		02-01-38	107,835	120,539
30 Yr Pass Thru	5.500		06-01-38	27,009	30,244
30 Yr Pass Thru	5.500		12-01-38	124,203	138,813
30 Yr Pass Thru	5.500		12-01-38	16,762	18,751
30 Yr Pass Thru	5.500		11-01-39	19,795	22,037
30 Yr Pass Thru	5.500		12-01-39	9,536	10,616
30 Yr Pass Thru	5.500		03-01-40	17,951	20,050
30 Yr Pass Thru (P)	5.688		01-01-19	62	63
30 Yr Pass Thru	6.000		11-01-32	25,877	29,364
30 Yr Pass Thru	6.000		03-01-33	26,476	30,039
30 Yr Pass Thru	6.000		04-01-33	30,535	34,770
30 Yr Pass Thru	6.000		01-01-34	1,011	1,154
30 Yr Pass Thru	6.000		02-01-34	73,641	83,789
30 Yr Pass Thru	6.000		02-01-34	10,546	11,993
30 Yr Pass Thru	6.000		03-01-34	17,250	19,612
30 Yr Pass Thru	6.000		08-01-34	38,747	44,145
30 Yr Pass Thru	6.000		11-01-34	21,017	23,908
30 Yr Pass Thru	6.000		11-01-34	2,057	2,339
30 Yr Pass Thru	6.000		12-01-34	685	779

SEE NOTES TO FUND'S INVESTMENTS9

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000		04-01-35	23,685	$26,943
30 Yr Pass Thru	6.000		05-01-35	3,096	3,534
30 Yr Pass Thru	6.000		12-01-35	17,963	20,480
30 Yr Pass Thru	6.000		03-01-36	6,590	7,525
30 Yr Pass Thru	6.000		11-01-36	45,897	52,404
30 Yr Pass Thru	6.000		02-01-37	23,819	27,199
30 Yr Pass Thru	6.000		02-01-37	3,654	4,170
30 Yr Pass Thru	6.000		03-01-37	18,630	21,269
30 Yr Pass Thru	6.000		08-01-37	165,166	188,269
30 Yr Pass Thru	6.000		10-01-37	3,055	3,494
30 Yr Pass Thru	6.000		03-01-38	44,072	50,285
30 Yr Pass Thru	6.000		05-01-38	910	1,042
30 Yr Pass Thru	6.000		08-01-38	13,136	15,102
30 Yr Pass Thru	6.000		09-01-38	82,929	95,000
30 Yr Pass Thru	6.000		10-01-38	2,767	3,167
30 Yr Pass Thru	6.000		10-01-38	29,616	33,866
30 Yr Pass Thru	6.000		07-01-39	66,521	75,940
30 Yr Pass Thru	6.000		09-01-39	65,266	74,770
30 Yr Pass Thru	6.000		04-01-40	16,875	19,327
30 Yr Pass Thru	6.000		10-01-40	42,990	48,916
30 Yr Pass Thru	6.500		07-01-32	91,714	106,180
30 Yr Pass Thru	6.500		07-01-32	4,803	5,559
30 Yr Pass Thru	6.500		09-01-32	412	475
30 Yr Pass Thru	6.500		12-01-32	6,770	7,807
30 Yr Pass Thru	6.500		10-01-35	120,662	139,578
30 Yr Pass Thru	6.500		03-01-36	91,357	107,070
30 Yr Pass Thru	6.500		05-01-36	1,983	2,280
30 Yr Pass Thru	6.500		07-01-36	29,054	33,609
30 Yr Pass Thru	6.500		04-01-38	2,027	2,384
30 Yr Pass Thru	6.500		08-01-38	30,839	35,946
30 Yr Pass Thru	6.500		05-01-40	8,456	9,726
30 Yr Pass Thru	6.500		05-01-40	7,420	8,527
30 Yr Pass Thru	7.000		12-01-29	521	612
30 Yr Pass Thru	7.000		02-01-30	76	88
30 Yr Pass Thru	7.000		04-01-37	9,781	11,471
30 Yr Pass Thru	7.125		01-15-30	365,000	536,086
Government National Mortgage Association
15 Yr Pass Thru	5.000		02-15-18	133	133
15 Yr Pass Thru	5.000		06-15-18	294	298
15 Yr Pass Thru	5.000		06-15-18	1,076	1,090
15 Yr Pass Thru	5.000		07-15-18	344	350
15 Yr Pass Thru	5.000		07-15-18	354	359
15 Yr Pass Thru	5.000		07-15-18	324	327
15 Yr Pass Thru	5.000		07-15-18	3,852	3,909
15 Yr Pass Thru	5.000		08-15-18	1,021	1,036
15 Yr Pass Thru	5.000		02-15-19	4,721	4,822
15 Yr Pass Thru	5.000		06-15-20	1,361	1,415
15 Yr Pass Thru	5.000		06-15-20	6,186	6,413
15 Yr Pass Thru	6.000		06-20-17	5	5
15 Yr Pass Thru	6.000		07-15-17	86	86
15 Yr Pass Thru	6.000		09-15-17	350	350
15 Yr Pass Thru	6.000		09-15-17	104	105

10SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	6.000		10-15-17		151	$151
15 Yr Pass Thru	6.000		10-15-17		110	111
15 Yr Pass Thru	6.000		11-15-17		140	140
15 Yr Pass Thru	6.000		11-15-17		151	153
15 Yr Pass Thru	6.000		11-15-17		499	502
15 Yr Pass Thru	6.000		12-15-17		214	217
15 Yr Pass Thru	6.000		12-15-17		85	86
15 Yr Pass Thru	6.000		12-15-17		166	167
15 Yr Pass Thru	6.000		12-15-17		74	74
15 Yr Pass Thru	6.000		01-15-18		308	310
15 Yr Pass Thru	6.000		01-15-18		378	381
15 Yr Pass Thru	6.000		01-15-18		655	663
15 Yr Pass Thru	6.000		02-15-18		4,120	4,169
15 Yr Pass Thru	6.000		02-15-18		109	110
15 Yr Pass Thru	6.000		08-20-18		433	442
15 Yr Pass Thru	6.000		07-20-19		1,091	1,132
15 Yr Pass Thru	6.000		08-20-19		867	895
15 Yr Pass Thru	6.000		10-20-19		188	192
15 Yr Pass Thru	6.000		10-20-20		4,669	4,915
30 Yr Pass Thru	2.500		01-20-45		350,802	346,376
30 Yr Pass Thru (C)	2.500			TBA	1,200,000	1,181,813
30 Yr Pass Thru	2.500		11-20-42		39,122	38,579
30 Yr Pass Thru	2.500		12-15-42		59,624	58,800
30 Yr Pass Thru	2.500		12-20-42		33,442	32,978
30 Yr Pass Thru	2.500		01-20-43		1,069,831	1,054,995
30 Yr Pass Thru	2.500		02-15-43		117,992	116,360
30 Yr Pass Thru	2.500		02-20-43		627,352	618,652
30 Yr Pass Thru	2.500		03-20-43		29,030	28,628
30 Yr Pass Thru	2.500		05-20-43		49,301	48,679
30 Yr Pass Thru	2.500		06-20-43		74,044	73,110
30 Yr Pass Thru	2.500		07-20-43		20,411	20,154
30 Yr Pass Thru (C)	3.000			TBA	1,790,000	1,822,584
30 Yr Pass Thru (C)	3.000			TBA	1,815,000	1,848,039
30 Yr Pass Thru	3.000		07-20-42		1,115,652	1,140,492
30 Yr Pass Thru	3.000		08-15-42		43,573	44,540
30 Yr Pass Thru	3.000		09-15-42		1,194,270	1,220,767
30 Yr Pass Thru	3.000		10-15-42		20,369	20,821
30 Yr Pass Thru	3.000		10-20-42		43,795	44,770
30 Yr Pass Thru	3.000		11-15-42		121,272	123,963
30 Yr Pass Thru	3.000		12-15-42		11,413	11,666
30 Yr Pass Thru	3.000		12-20-42		869,288	888,643
30 Yr Pass Thru	3.000		01-20-43		85,265	87,163
30 Yr Pass Thru	3.000		02-20-43		821,676	839,971
30 Yr Pass Thru	3.000		03-20-43		155,867	159,338
30 Yr Pass Thru	3.000		03-20-43		942,480	961,992
30 Yr Pass Thru	3.000		05-15-43		65,015	66,600
30 Yr Pass Thru	3.000		06-15-43		35,984	36,862
30 Yr Pass Thru	3.000		09-20-43		68,818	70,458
30 Yr Pass Thru	3.000		09-20-44		374,269	382,602
30 Yr Pass Thru	3.000		03-15-45		353,526	360,817
30 Yr Pass Thru	3.000		07-15-45		664,472	677,346
30 Yr Pass Thru	3.000		05-15-46		51,075	52,048

SEE NOTES TO FUND'S INVESTMENTS11

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000		05-20-46		48,145	$49,059
30 Yr Pass Thru	3.000		06-15-46		199,466	203,330
30 Yr Pass Thru	3.000		06-20-46		45,256	45,967
30 Yr Pass Thru	3.000		07-15-46		526,401	536,485
30 Yr Pass Thru	3.000		07-20-46		168,548	171,716
30 Yr Pass Thru	3.000		07-20-46		40,828	41,514
30 Yr Pass Thru	3.000		07-20-46		58,995	59,939
30 Yr Pass Thru	3.000		08-20-46		24,511	24,977
30 Yr Pass Thru	3.000		08-20-46		53,427	54,474
30 Yr Pass Thru	3.000		09-20-46		24,657	25,125
30 Yr Pass Thru	3.000		09-20-46		24,315	24,791
30 Yr Pass Thru	3.000		11-20-46		1,694,659	1,727,095
30 Yr Pass Thru	3.000		01-20-47		532,771	542,969
30 Yr Pass Thru (C)	3.500			TBA	4,470,000	4,660,324
30 Yr Pass Thru	3.500		09-15-41		828,386	869,158
30 Yr Pass Thru	3.500		11-15-41		611,560	640,323
30 Yr Pass Thru	3.500		11-20-41		41,457	43,426
30 Yr Pass Thru	3.500		01-15-42		646,690	677,105
30 Yr Pass Thru	3.500		05-20-42		372,094	389,652
30 Yr Pass Thru	3.500		06-20-42		1,893,744	1,983,106
30 Yr Pass Thru	3.500		07-15-42		43,472	45,516
30 Yr Pass Thru	3.500		08-20-42		335,016	350,301
30 Yr Pass Thru	3.500		08-20-42		110,367	115,575
30 Yr Pass Thru	3.500		09-20-42		381,420	399,418
30 Yr Pass Thru	3.500		10-20-42		684,292	716,582
30 Yr Pass Thru	3.500		11-20-42		11,628	12,151
30 Yr Pass Thru	3.500		11-20-42		68,299	71,522
30 Yr Pass Thru	3.500		12-20-42		83,132	87,055
30 Yr Pass Thru	3.500		02-20-43		242,354	253,676
30 Yr Pass Thru	3.500		03-20-43		143,323	149,818
30 Yr Pass Thru	3.500		03-20-43		1,165,012	1,218,712
30 Yr Pass Thru	3.500		04-20-43		24,856	26,029
30 Yr Pass Thru	3.500		05-20-43		486,281	509,227
30 Yr Pass Thru	3.500		06-20-43		630,229	656,817
30 Yr Pass Thru	3.500		07-20-43		163,876	171,609
30 Yr Pass Thru	3.500		09-20-43		409,773	428,853
30 Yr Pass Thru	3.500		10-15-43		29,511	30,881
30 Yr Pass Thru	3.500		01-20-44		58,386	60,758
30 Yr Pass Thru	3.500		08-20-44		84,493	87,925
30 Yr Pass Thru	3.500		09-20-44		67,724	70,475
30 Yr Pass Thru	3.500		10-20-44		25,390	26,703
30 Yr Pass Thru	3.500		10-20-44		33,526	35,145
30 Yr Pass Thru	3.500		11-20-44		144,854	151,327
30 Yr Pass Thru	3.500		01-20-45		47,749	49,689
30 Yr Pass Thru	3.500		02-15-45		115,516	120,750
30 Yr Pass Thru	3.500		02-20-45		106,105	110,417
30 Yr Pass Thru	3.500		02-20-45		20,501	21,440
30 Yr Pass Thru	3.500		04-20-45		1,422,002	1,487,103
30 Yr Pass Thru	3.500		05-20-45		78,283	81,867
30 Yr Pass Thru	3.500		05-20-45		11,815	12,294
30 Yr Pass Thru	3.500		08-20-45		546,686	572,654
30 Yr Pass Thru	3.500		09-20-45		559,244	584,497

12SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500		01-20-46		43,447	$45,409
30 Yr Pass Thru	3.500		02-20-46		47,133	49,306
30 Yr Pass Thru	3.500		06-20-46		67,664	70,603
30 Yr Pass Thru	3.500		07-20-46		1,553,939	1,624,595
30 Yr Pass Thru	3.500		07-20-46		200,997	208,848
30 Yr Pass Thru	3.500		08-20-46		1,356,035	1,417,692
30 Yr Pass Thru	3.500		08-20-46		723,232	751,483
30 Yr Pass Thru	3.500		09-20-46		192,001	199,501
30 Yr Pass Thru	3.500		10-20-46		61,928	64,638
30 Yr Pass Thru	3.500		01-20-47		166,025	173,406
30 Yr Pass Thru (C)	4.000			TBA	2,825,000	2,989,203
30 Yr Pass Thru	4.000		04-20-39		3,870	4,120
30 Yr Pass Thru	4.000		06-20-39		7,532	8,016
30 Yr Pass Thru	4.000		08-20-39		6,789	7,280
30 Yr Pass Thru	4.000		09-20-39		71,909	77,109
30 Yr Pass Thru	4.000		10-20-39		2,455	2,607
30 Yr Pass Thru	4.000		11-20-39		9,783	10,390
30 Yr Pass Thru	4.000		12-20-39		10,516	11,277
30 Yr Pass Thru	4.000		01-20-40		8,322	8,924
30 Yr Pass Thru	4.000		03-20-40		12,336	13,228
30 Yr Pass Thru	4.000		05-20-40		81,885	87,806
30 Yr Pass Thru	4.000		06-20-40		41,946	44,549
30 Yr Pass Thru	4.000		08-20-40		62,780	67,320
30 Yr Pass Thru	4.000		09-15-40		47,581	51,021
30 Yr Pass Thru	4.000		09-20-40		116,869	125,319
30 Yr Pass Thru	4.000		10-20-40		456,635	488,688
30 Yr Pass Thru	4.000		11-20-40		24,194	25,893
30 Yr Pass Thru	4.000		01-20-41		5,757	6,169
30 Yr Pass Thru	4.000		02-15-41		19,794	21,299
30 Yr Pass Thru	4.000		02-20-41		14,868	15,939
30 Yr Pass Thru	4.000		03-15-41		220,964	236,871
30 Yr Pass Thru	4.000		03-15-41		27,936	30,061
30 Yr Pass Thru	4.000		04-20-41		14,102	15,117
30 Yr Pass Thru	4.000		05-20-41		540,484	578,423
30 Yr Pass Thru	4.000		07-15-41		685,676	728,933
30 Yr Pass Thru	4.000		10-15-41		196,936	209,360
30 Yr Pass Thru	4.000		10-20-41		203,213	216,017
30 Yr Pass Thru	4.000		05-20-42		625,325	666,094
30 Yr Pass Thru	4.000		07-20-42		1,090,393	1,159,096
30 Yr Pass Thru	4.000		09-20-42		20,593	21,891
30 Yr Pass Thru	4.000		11-20-42		96,430	102,506
30 Yr Pass Thru	4.000		04-20-43		162,747	173,001
30 Yr Pass Thru	4.000		07-20-43		89,606	95,252
30 Yr Pass Thru	4.000		08-20-43		85,757	91,402
30 Yr Pass Thru	4.000		02-20-44		787,838	837,232
30 Yr Pass Thru	4.000		05-15-44		634,209	679,471
30 Yr Pass Thru	4.000		10-20-44		40,289	42,941
30 Yr Pass Thru	4.000		09-20-45		149,156	155,664
30 Yr Pass Thru	4.000		09-20-45		93,553	99,185
30 Yr Pass Thru	4.000		10-20-45		1,682,400	1,782,621
30 Yr Pass Thru	4.000		11-20-45		1,893,064	2,005,243
30 Yr Pass Thru	4.000		12-20-45		1,444,555	1,529,705

SEE NOTES TO FUND'S INVESTMENTS13

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000		01-20-46		78,753	$83,371
30 Yr Pass Thru	4.000		05-20-46		181,646	192,325
30 Yr Pass Thru	4.000		01-20-47		682,540	722,986
30 Yr Pass Thru	4.000		04-20-47		699,626	741,194
30 Yr Pass Thru	4.000		05-20-47		1,149,000	1,218,165
30 Yr Pass Thru (C)	4.500			TBA	885,000	947,019
30 Yr Pass Thru	4.500		06-20-34		59,664	64,483
30 Yr Pass Thru	4.500		05-15-39		160,273	174,829
30 Yr Pass Thru	4.500		06-15-39		305,559	332,391
30 Yr Pass Thru	4.500		08-15-39		124,585	134,771
30 Yr Pass Thru	4.500		10-20-39		157,880	170,393
30 Yr Pass Thru	4.500		11-20-39		25,697	27,734
30 Yr Pass Thru	4.500		12-20-39		475,003	512,651
30 Yr Pass Thru	4.500		02-20-40		118,162	127,527
30 Yr Pass Thru	4.500		03-20-40		87,723	94,676
30 Yr Pass Thru	4.500		05-20-40		610,957	659,381
30 Yr Pass Thru	4.500		06-15-40		1,293,638	1,411,127
30 Yr Pass Thru	4.500		06-15-40		141,541	153,113
30 Yr Pass Thru	4.500		07-15-40		200,243	217,451
30 Yr Pass Thru	4.500		07-20-40		11,691	12,618
30 Yr Pass Thru	4.500		09-20-40		856,283	924,150
30 Yr Pass Thru	4.500		10-20-40		143,389	154,753
30 Yr Pass Thru	4.500		11-20-40		1,202,559	1,297,495
30 Yr Pass Thru	4.500		02-20-41		271,580	293,020
30 Yr Pass Thru	4.500		03-20-41		27,622	29,802
30 Yr Pass Thru	4.500		09-20-41		76,328	82,643
30 Yr Pass Thru	4.500		09-15-45		28,524	30,847
30 Yr Pass Thru	4.500		01-20-46		91,253	97,691
30 Yr Pass Thru	4.500		02-20-46		594,504	636,444
30 Yr Pass Thru	4.500		11-20-46		201,361	215,567
30 Yr Pass Thru	4.500		02-20-47		2,164,499	2,319,904
30 Yr Pass Thru	4.500		03-20-47		1,161,669	1,245,800
30 Yr Pass Thru	4.500		04-20-47		753,015	808,079
30 Yr Pass Thru	5.000		06-20-33		10,015	10,991
30 Yr Pass Thru	5.000		08-15-33		7,243	8,112
30 Yr Pass Thru	5.000		08-15-33		2,325	2,557
30 Yr Pass Thru	5.000		08-20-33		19,433	21,324
30 Yr Pass Thru	5.000		09-15-33		88,927	97,803
30 Yr Pass Thru	5.000		11-15-33		16,181	18,119
30 Yr Pass Thru	5.000		02-15-34		20,511	22,964
30 Yr Pass Thru	5.000		04-15-34		9,107	10,219
30 Yr Pass Thru	5.000		10-15-34		2,558	2,865
30 Yr Pass Thru	5.000		12-20-34		8,225	9,032
30 Yr Pass Thru	5.000		11-15-35		31,730	34,944
30 Yr Pass Thru	5.000		12-20-35		92,967	102,246
30 Yr Pass Thru	5.000		01-20-36		25,836	28,421
30 Yr Pass Thru	5.000		05-20-36		5,957	6,555
30 Yr Pass Thru	5.000		04-20-38		40,084	44,138
30 Yr Pass Thru	5.000		10-15-39		54,928	61,013
30 Yr Pass Thru	5.000		10-20-39		625,980	693,567
30 Yr Pass Thru	5.000		11-15-39		317,530	356,080
30 Yr Pass Thru	5.000		02-20-40		9,049	10,027

14SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000		05-20-40	709,044	$765,906
30 Yr Pass Thru	5.000		06-15-40	346,596	388,609
30 Yr Pass Thru	5.000		06-20-40	170,521	188,931
30 Yr Pass Thru	5.000		08-20-40	81,981	90,119
30 Yr Pass Thru	5.000		09-20-40	100,214	111,034
30 Yr Pass Thru	5.000		10-20-40	21,104	23,382
30 Yr Pass Thru	5.000		03-20-41	433,582	468,354
30 Yr Pass Thru	5.000		04-20-41	155,009	171,697
30 Yr Pass Thru	5.000		08-20-42	136,053	149,728
30 Yr Pass Thru	5.000		12-20-45	420,665	454,400
30 Yr Pass Thru	5.500		02-15-29	1,431	1,601
30 Yr Pass Thru	5.500		03-15-29	2,601	2,900
30 Yr Pass Thru	5.500		10-20-32	38,350	42,792
30 Yr Pass Thru	5.500		11-20-32	2,544	2,840
30 Yr Pass Thru	5.500		12-20-32	798	891
30 Yr Pass Thru	5.500		02-20-33	343,414	383,554
30 Yr Pass Thru	5.500		04-15-33	168,733	191,305
30 Yr Pass Thru	5.500		04-20-33	1,935	2,162
30 Yr Pass Thru	5.500		05-20-33	5,002	5,589
30 Yr Pass Thru	5.500		06-20-33	3,387	3,785
30 Yr Pass Thru	5.500		07-15-33	293,201	332,979
30 Yr Pass Thru	5.500		07-20-33	219,617	245,391
30 Yr Pass Thru	5.500		08-20-33	4,688	5,239
30 Yr Pass Thru	5.500		09-15-33	46,371	52,197
30 Yr Pass Thru	5.500		09-20-33	17,236	19,268
30 Yr Pass Thru	5.500		10-20-33	2,141	2,394
30 Yr Pass Thru	5.500		11-20-33	6,201	6,934
30 Yr Pass Thru	5.500		12-15-33	217,844	247,642
30 Yr Pass Thru	5.500		12-15-33	16,293	18,483
30 Yr Pass Thru	5.500		12-20-33	2,505	2,802
30 Yr Pass Thru	5.500		02-20-34	9,336	10,426
30 Yr Pass Thru	5.500		04-20-34	3,411	3,811
30 Yr Pass Thru	5.500		05-20-34	38,535	43,064
30 Yr Pass Thru	5.500		07-20-34	42,302	47,275
30 Yr Pass Thru	5.500		10-20-34	113,791	127,307
30 Yr Pass Thru	5.500		02-20-35	34,659	38,797
30 Yr Pass Thru	5.500		05-20-35	2,161	2,421
30 Yr Pass Thru	5.500		07-20-35	94,510	105,903
30 Yr Pass Thru	5.500		08-20-35	27,428	30,737
30 Yr Pass Thru	5.500		10-20-35	2,043	2,291
30 Yr Pass Thru	5.500		01-20-36	294,975	330,874
30 Yr Pass Thru	5.500		02-20-36	1,538	1,724
30 Yr Pass Thru	5.500		04-20-36	22,670	25,441
30 Yr Pass Thru	5.500		10-15-38	185,737	210,979
30 Yr Pass Thru	5.500		01-20-40	272,830	307,135
30 Yr Pass Thru	5.500		10-20-40	939	1,053
30 Yr Pass Thru	5.500		03-20-44	120,856	135,636
30 Yr Pass Thru	6.000		04-20-28	8,191	9,220
30 Yr Pass Thru	6.000		01-20-32	3,471	3,964
30 Yr Pass Thru	6.000		08-15-33	21,306	24,751
30 Yr Pass Thru	6.000		01-20-34	1,581	1,817
30 Yr Pass Thru	6.000		07-15-34	79,921	92,952

SEE NOTES TO FUND'S INVESTMENTS15

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000		08-20-34	26,840	$30,902
30 Yr Pass Thru	6.000		09-20-34	1,675	1,929
30 Yr Pass Thru	6.000		03-15-36	34,077	38,939
30 Yr Pass Thru	6.000		04-15-36	115,853	133,683
30 Yr Pass Thru	6.000		07-15-36	50,245	58,627
30 Yr Pass Thru	6.000		12-20-36	34,282	39,199
30 Yr Pass Thru	6.000		11-15-37	3,147	3,614
30 Yr Pass Thru	6.000		01-15-38	992	1,131
30 Yr Pass Thru	6.000		03-15-38	1,329	1,521
30 Yr Pass Thru	6.000		09-20-38	61,842	70,302
30 Yr Pass Thru	6.000		02-20-39	7,440	8,461
30 Yr Pass Thru	6.500		05-15-24	6,824	7,542
30 Yr Pass Thru	6.500		03-15-26	273	310
30 Yr Pass Thru	6.500		03-20-26	2,154	2,430
30 Yr Pass Thru	6.500		04-15-26	314	344
30 Yr Pass Thru	6.500		05-15-26	158	179
30 Yr Pass Thru	6.500		05-15-26	530	597
30 Yr Pass Thru	6.500		05-15-26	802	913
30 Yr Pass Thru	6.500		01-15-27	484	546
30 Yr Pass Thru	6.500		01-15-28	1,641	1,875
30 Yr Pass Thru	6.500		04-15-28	227	258
30 Yr Pass Thru	6.500		04-15-28	257	297
30 Yr Pass Thru	6.500		05-15-28	871	1,000
30 Yr Pass Thru	6.500		05-15-28	1,129	1,301
30 Yr Pass Thru	6.500		05-15-28	334	385
30 Yr Pass Thru	6.500		06-15-28	1,203	1,380
30 Yr Pass Thru	6.500		08-15-28	247	285
30 Yr Pass Thru	6.500		08-15-28	388	450
30 Yr Pass Thru	6.500		08-15-28	581	646
30 Yr Pass Thru	6.500		08-15-28	111	127
30 Yr Pass Thru	6.500		08-15-28	151	159
30 Yr Pass Thru	6.500		09-15-28	310	357
30 Yr Pass Thru	6.500		09-15-28	326	376
30 Yr Pass Thru	6.500		09-15-28	487	559
30 Yr Pass Thru	6.500		09-15-28	818	948
30 Yr Pass Thru	6.500		10-15-28	1,022	1,181
30 Yr Pass Thru	6.500		10-15-28	548	635
30 Yr Pass Thru	6.500		10-20-28	3,901	4,490
30 Yr Pass Thru	6.500		02-15-29	2,054	2,375
30 Yr Pass Thru	6.500		02-20-29	26,253	30,249
30 Yr Pass Thru	6.500		03-15-29	568	661
30 Yr Pass Thru	6.500		04-15-29	172	187
30 Yr Pass Thru	6.500		04-20-29	216	249
30 Yr Pass Thru	6.500		06-15-29	23	24
30 Yr Pass Thru	6.500		07-15-29	1,225	1,421
30 Yr Pass Thru	6.500		05-15-31	224	261
30 Yr Pass Thru	6.500		06-15-31	2,309	2,692
30 Yr Pass Thru	6.500		06-15-31	289	331
30 Yr Pass Thru	6.500		08-15-31	476	554
30 Yr Pass Thru	6.500		08-15-31	474	548
30 Yr Pass Thru	6.500		08-20-31	160,090	185,669
30 Yr Pass Thru	6.500		09-15-31	458	536

16SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500		10-20-31	27,022	$31,389
30 Yr Pass Thru	6.500		08-15-32	788	914
30 Yr Pass Thru	6.500		08-15-32	1,393	1,615
30 Yr Pass Thru	6.500		09-20-32	62,541	72,781
30 Yr Pass Thru	6.500		02-15-33	7,610	8,880
30 Yr Pass Thru	6.500		02-15-33	1,257	1,466
30 Yr Pass Thru	6.500		02-15-33	8,139	9,505
30 Yr Pass Thru	6.500		02-15-33	6,209	7,215
30 Yr Pass Thru	6.500		03-15-33	5,155	5,992
30 Yr Pass Thru	6.500		12-20-33	2,217	2,573
30 Yr Pass Thru	7.000		12-20-23	274	303
30 Yr Pass Thru	7.000		01-15-24	164	181
30 Yr Pass Thru	7.000		01-15-24	855	946
30 Yr Pass Thru	7.000		01-15-24	200	222
30 Yr Pass Thru	7.000		01-15-24	118	129
30 Yr Pass Thru	7.000		01-15-24	105	118
30 Yr Pass Thru	7.000		01-15-24	110	120
30 Yr Pass Thru	7.000		01-15-24	97	105
30 Yr Pass Thru	7.000		01-15-24	654	730
30 Yr Pass Thru	7.000		04-15-24	318	357
30 Yr Pass Thru	7.000		04-15-24	687	771
30 Yr Pass Thru	7.000		05-15-24	185	208
30 Yr Pass Thru	7.000		05-15-24	173	195
30 Yr Pass Thru	7.000		06-15-24	237	263
30 Yr Pass Thru	7.000		07-15-24	66	71
30 Yr Pass Thru	7.000		07-15-24	701	790
30 Yr Pass Thru	7.000		08-15-24	1,011	1,092
30 Yr Pass Thru	7.000		01-15-26	185	211
30 Yr Pass Thru	7.000		01-15-26	67	76
30 Yr Pass Thru	7.000		02-15-26	208	239
30 Yr Pass Thru	7.000		02-15-26	433	495
30 Yr Pass Thru	7.000		02-15-26	287	329
30 Yr Pass Thru	7.000		04-15-26	99	112
30 Yr Pass Thru	7.000		05-15-26	304	347
30 Yr Pass Thru	7.000		10-15-26	243	277
30 Yr Pass Thru	7.000		03-15-27	221	256
30 Yr Pass Thru	7.000		03-15-27	737	822
30 Yr Pass Thru	7.000		08-15-27	639	742
30 Yr Pass Thru	7.000		11-15-27	662	765
30 Yr Pass Thru	7.000		01-15-28	259	292
30 Yr Pass Thru	7.000		01-15-28	278	323
30 Yr Pass Thru	7.000		01-15-28	135	156
30 Yr Pass Thru	7.000		01-15-28	603	698
30 Yr Pass Thru	7.000		01-15-28	1,510	1,756
30 Yr Pass Thru	7.000		01-15-28	929	1,084
30 Yr Pass Thru	7.000		01-15-28	1,101	1,278
30 Yr Pass Thru	7.000		01-20-28	568	656
30 Yr Pass Thru	7.000		04-15-28	8,817	10,257
30 Yr Pass Thru	7.000		04-15-28	688	799
30 Yr Pass Thru	7.000		05-15-28	736	860
30 Yr Pass Thru	7.000		05-15-28	418	486
30 Yr Pass Thru	7.000		05-20-28	1,016	1,176

SEE NOTES TO FUND'S INVESTMENTS17

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000		06-15-28	2,978	$3,454
30 Yr Pass Thru	7.000		07-15-28	180	211
30 Yr Pass Thru	7.000		07-15-28	5,086	5,885
30 Yr Pass Thru	7.000		07-15-28	4,375	5,066
30 Yr Pass Thru	7.000		07-15-28	651	759
30 Yr Pass Thru	7.000		07-15-28	7,468	8,635
30 Yr Pass Thru	7.000		07-15-28	1,090	1,269
30 Yr Pass Thru	7.000		07-15-28	1,000	1,092
30 Yr Pass Thru	7.000		08-15-28	499	585
30 Yr Pass Thru	7.000		08-15-28	270	316
30 Yr Pass Thru	7.000		09-15-28	147	168
30 Yr Pass Thru	7.000		10-15-28	3,055	3,549
30 Yr Pass Thru	7.000		11-15-28	1,513	1,759
30 Yr Pass Thru	7.000		11-20-28	1,098	1,278
30 Yr Pass Thru	7.000		01-15-29	942	1,103
30 Yr Pass Thru	7.000		03-15-29	138	157
30 Yr Pass Thru	7.000		03-15-29	524	614
30 Yr Pass Thru	7.000		04-15-29	1,174	1,362
30 Yr Pass Thru	7.000		05-15-29	193	225
30 Yr Pass Thru	7.000		06-20-29	605	705
30 Yr Pass Thru	7.000		07-15-29	324	376
30 Yr Pass Thru	7.000		07-15-29	928	1,076
30 Yr Pass Thru	7.000		08-15-29	15,664	18,334
30 Yr Pass Thru	7.000		08-20-29	3,839	4,490
30 Yr Pass Thru	7.000		10-20-29	857	1,000
30 Yr Pass Thru	7.000		08-20-30	1,049	1,239
30 Yr Pass Thru	7.000		10-20-30	3,366	3,976
30 Yr Pass Thru	7.000		02-20-31	611	720
30 Yr Pass Thru	7.000		04-15-31	454	539
30 Yr Pass Thru	7.000		04-15-31	560	662
30 Yr Pass Thru	7.000		04-20-31	1,440	1,703
30 Yr Pass Thru	7.000		05-20-31	976	1,153
30 Yr Pass Thru	7.000		07-15-31	74,327	87,843
30 Yr Pass Thru	7.000		07-20-31	864	1,021
30 Yr Pass Thru	7.000		08-15-31	478	561
30 Yr Pass Thru	7.000		08-15-31	243	287
30 Yr Pass Thru	7.000		08-15-31	367	433
30 Yr Pass Thru	7.000		09-15-31	781	926
30 Yr Pass Thru	7.000		09-15-31	817	964
30 Yr Pass Thru	7.000		09-15-31	1,663	1,955
30 Yr Pass Thru	7.000		11-15-31	199	220
30 Yr Pass Thru	7.000		11-15-31	713	845
30 Yr Pass Thru	7.000		12-15-31	610	720
30 Yr Pass Thru	7.000		12-15-31	378	432
30 Yr Pass Thru	7.000		02-15-32	471	559
30 Yr Pass Thru	7.000		05-15-32	406	483
30 Yr Pass Thru	7.000		07-15-32	217	256
30 Yr Pass Thru	7.000		08-15-32	698	819
30 Yr Pass Thru	7.000		01-20-34	633	744
30 Yr Pass Thru	9.250		11-15-19	322	346
30 Yr Pass Thru	9.250		12-15-19	268	289
30 Yr Pass Thru	9.750		02-15-21	936	1,041

18SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
U.S. Government Agency (continued)
30 Yr Pass Thru	10.250		11-15-20	896		$996
Foreign government obligations 14.3%						$134,951,281
(Cost $131,141,508)
Albania 0.0%						373,536
Republic of Albania	5.750		11-12-20	EUR	300,000	373,536
Argentina 0.4%						3,576,063
Provincia de Buenos Aires (S)	7.875		06-15-27		150,000	157,746
Provincia de Buenos Aires (S)	9.125		03-16-24		150,000	171,000
Provincia de Buenos Aires	9.950		06-09-21		150,000	172,494
Provincia de Buenos Aires (P)(S)	23.892		05-31-22	ARS	1,963,000	124,040
Republic of Argentina	5.625		01-26-22		40,000	41,600
Republic of Argentina (P)	5.830		12-31-33	ARS	340,000	162,795
Republic of Argentina	6.875		04-22-21		150,000	163,725
Republic of Argentina	6.875		01-26-27		190,000	201,780
Republic of Argentina	7.125		07-06-36		200,000	202,700
Republic of Argentina	7.500		04-22-26		850,000	939,250
Republic of Argentina	8.280		12-31-33		736,070	825,870
Republic of Argentina (P)	22.510		03-01-18	ARS	3,000,000	186,325
Republic of Argentina, GDP-Linked Note (I)	4.475	*	12-15-35		2,425,000	226,738
Australia 0.2%						2,178,754
Commonwealth of Australia	3.000		03-21-47	AUD	1,240,000	860,338
New South Wales Treasury Corp.	4.000		04-20-23	AUD	1,070,000	872,726
New South Wales Treasury Corp.	4.000		05-20-26	AUD	540,000	445,690
Austria 0.0%						287,897
Republic of Austria (S)	3.800		01-26-62	EUR	153,000	287,897
Belgium 0.1%						1,432,579
Kingdom of Belgium	4.000		03-28-22	EUR	409,000	556,396
Kingdom of Belgium (S)	4.250		03-28-41	EUR	369,000	648,371
Kingdom of Belgium (S)	5.000		03-28-35	EUR	125,000	227,812
Bermuda 0.0%						318,317
Government of Bermuda (S)	4.138		01-03-23		200,000	209,074
Government of Bermuda (S)	5.603		07-20-20		100,000	109,243
Brazil 0.9%						8,699,798
Federative Republic of Brazil	5.000		01-27-45		500,000	443,750
Federative Republic of Brazil	5.625		01-07-41		340,000	331,500
Federative Republic of Brazil	6.000		04-07-26		800,000	868,085
Federative Republic of Brazil	6.000		05-15-45	BRL	69,000	67,181
Federative Republic of Brazil	10.000		01-01-18	BRL	2,419,000	780,697
Federative Republic of Brazil	10.000		01-01-21	BRL	10,346,000	3,307,980
Federative Republic of Brazil	10.000		01-01-23	BRL	250,000	78,669
Federative Republic of Brazil	10.000		01-01-25	BRL	2,866,000	892,093
Federative Republic of Brazil	10.000		01-01-27	BRL	6,235,000	1,929,843
Canada 0.3%						2,595,816
Government of Canada	3.500		12-01-45	CAD	263,000	253,830
Province of Manitoba	3.050		05-14-24		60,000	62,351
Province of Ontario	1.200		02-14-18		125,000	124,858
Province of Ontario	2.500		09-10-21		560,000	571,030
Province of Ontario	2.600		06-02-25	CAD	175,000	135,899

SEE NOTES TO FUND'S INVESTMENTS19

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Canada (continued)
Province of Ontario	2.850		06-02-23	CAD	600,000	$474,337
Province of Ontario	3.500		06-02-43	CAD	99,000	80,691
Province of Ontario	4.000		06-02-21	CAD	360,000	293,892
Province of Quebec	3.500		12-01-22	CAD	285,000	232,272
Province of Quebec	5.000		12-01-38	CAD	370,000	366,656
Cayman Islands 0.0%						203,489
KSA Sukuk, Ltd. (S)	3.628		04-20-27		200,000	203,489
Chile 0.1%						610,635
Republic of Chile	4.500		03-01-26	CLP	395,000,000	610,635
Colombia 0.3%						2,918,160
Republic of Colombia	5.000		06-15-45		650,000	657,020
Republic of Colombia	5.625		02-26-44		200,000	219,000
Republic of Colombia	6.000		04-28-28	COP	1,808,400,000	598,725
Republic of Colombia	7.500		08-26-26	COP	3,410,400,000	1,273,440
Republic of Colombia	10.000		07-24-24	COP	401,600,000	169,975
Cyprus 0.2%						1,466,712
Republic of Cyprus	3.750		07-26-23	EUR	450,000	539,800
Republic of Cyprus	3.875		05-06-22	EUR	384,000	467,845
Republic of Cyprus	4.250		11-04-25	EUR	372,000	459,067
Czech Republic 0.1%						678,406
Czech Republic	3.625		04-14-21	EUR	286,000	366,179
Czech Republic	3.875		05-24-22	EUR	235,000	312,227
Denmark 0.0%						263,306
Kingdom of Denmark	1.750		11-15-25	DKK	1,295,000	219,945
Kingdom of Denmark	4.500		11-15-39	DKK	171,000	43,361
Dominican Republic 0.1%						1,002,476
Government of Dominican Republic	6.850		01-27-45		840,000	889,476
Government of Dominican Republic	7.450		04-30-44		100,000	113,000
Egypt 0.2%						1,558,723
Arab Republic of Egypt (S)	7.500		01-31-27		860,000	911,325
Arab Republic of Egypt (S)	8.500		01-31-47		605,000	647,398
El Salvador 0.1%						797,738
Republic of El Salvador (S)	6.375		01-18-27		460,000	410,550
Republic of El Salvador	8.625		02-28-29		130,000	134,225
Republic of El Salvador (S)	8.625		02-28-29		245,000	252,963
France 0.2%						1,713,853
Government of France (S)	1.250		05-25-36	EUR	62,000	67,568
Government of France	1.750		11-25-24	EUR	157,000	195,970
Government of France	3.250		05-25-45	EUR	778,000	1,168,970
Government of France	4.000		10-25-38	EUR	75,000	123,621
Government of France	5.750		10-25-32	EUR	85,000	157,724
Germany 0.1%						881,712
Federal Republic of Germany	0.250		02-15-27	EUR	452,000	505,162
Federal Republic of Germany	2.500		07-04-44	EUR	254,000	376,550
Ghana 0.1%						957,303
Republic of Ghana	7.875		08-07-23		300,000	306,064

20SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Ghana (continued)
Republic of Ghana (S)	9.250		09-15-22		200,000	$217,060
Republic of Ghana	9.250		09-15-22		400,000	434,179
Grenada 0.0%						55,037
Government of Grenada	7.000		05-12-30		101,450	55,037
Hungary 0.0%						470,511
Republic of Hungary	5.500		06-24-25	HUF	45,390,000	197,507
Republic of Hungary	6.000		11-24-23	HUF	31,310,000	139,999
Republic of Hungary	7.000		06-24-22	HUF	29,010,000	133,005
Iceland 0.0%						120,198
Republic of Iceland	2.500		07-15-20	EUR	100,000	120,198
India 0.4%						3,566,509
National Highways Authority of India	7.300		05-18-22	INR	10,000,000	155,391
Republic of India	7.160		05-20-23	INR	49,400,000	773,084
Republic of India	7.800		04-11-21	INR	38,700,000	620,886
Republic of India	8.120		12-10-20	INR	10,000,000	161,971
Republic of India	8.200		09-24-25	INR	30,000,000	495,299
Republic of India	8.400		07-28-24	INR	60,300,000	1,004,095
Republic of India	8.600		06-02-28	INR	20,850,000	355,783
Indonesia 0.7%						6,624,357
Perusahaan Penerbit SBSN Indonesia III	4.350		09-10-24		850,000	888,250
Republic of Indonesia	3.750		06-14-28	EUR	522,000	639,096
Republic of Indonesia	4.625		04-15-43		420,000	429,878
Republic of Indonesia	5.250		01-17-42		300,000	325,841
Republic of Indonesia	5.625		05-15-23	IDR	10,450,000,000	732,346
Republic of Indonesia	6.125		05-15-28	IDR	10,724,000,000	740,418
Republic of Indonesia	6.625		05-15-33	IDR	720,000,000	49,351
Republic of Indonesia	8.250		06-15-32	IDR	3,095,000,000	245,239
Republic of Indonesia	8.250		05-15-36	IDR	6,365,000,000	507,438
Republic of Indonesia	8.375		03-15-24	IDR	5,710,000,000	461,468
Republic of Indonesia	8.375		09-15-26	IDR	3,000,000,000	246,321
Republic of Indonesia	8.750		05-15-31	IDR	3,805,000,000	318,940
Republic of Indonesia	9.500		07-15-31	IDR	1,980,000,000	173,592
Republic of Indonesia	9.500		05-15-41	IDR	4,682,000,000	406,936
Republic of Indonesia	10.000		09-15-24	IDR	5,240,000,000	459,243
Ireland 0.2%						1,811,977
Republic of Ireland	1.000		05-15-26	EUR	523,000	599,075
Republic of Ireland	4.500		10-18-18	EUR	66,000	79,199
Republic of Ireland	4.500		04-18-20	EUR	316,000	405,225
Republic of Ireland	5.400		03-13-25	EUR	473,000	728,478
Israel 0.3%						2,769,944
Government of Israel	2.000		03-31-27	ILS	770,000	216,999
Government of Israel	1.500		01-18-27	EUR	230,000	261,331
Government of Israel	1.750		08-31-25	ILS	6,722,000	1,918,766
Government of Israel	4.625		03-18-20	EUR	294,000	372,848
Italy 0.6%						5,522,955
Republic of Italy	2.000		12-01-25	EUR	155,000	174,909
Republic of Italy	3.500		12-01-18	EUR	746,000	883,411
Republic of Italy	4.250		09-01-19	EUR	376,000	462,206

SEE NOTES TO FUND'S INVESTMENTS21

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Italy (continued)
Republic of Italy	4.500		02-01-20	EUR	314,000	$393,117
Republic of Italy	4.500		03-01-24	EUR	560,000	749,510
Republic of Italy	4.750		09-01-21	EUR	1,255,000	1,653,011
Republic of Italy (S)	4.750		09-01-44	EUR	88,000	124,282
Republic of Italy	5.000		09-01-40	EUR	170,000	246,653
Republic of Italy	5.500		09-01-22	EUR	605,000	835,856
Ivory Coast 0.1%						591,619
Republic of Ivory Coast	5.375		07-23-24		330,000	321,750
Republic of Ivory Coast	5.750		12-31-32		279,300	269,869
Jamaica 0.2%						1,807,835
Government of Jamaica	6.750		04-28-28		715,000	816,487
Government of Jamaica	7.875		07-28-45		200,000	237,446
Government of Jamaica	8.000		03-15-39		595,000	707,747
Government of Jamaica	8.500		11-16-21		42,857	46,155
Japan 1.6%						14,711,691
Government of Japan	0.100		04-15-18	JPY	21,000,000	190,050
Government of Japan	0.100		06-20-21	JPY	164,500,000	1,499,018
Government of Japan	0.400		03-20-18	JPY	94,000,000	852,612
Government of Japan	0.400		03-20-25	JPY	85,250,000	795,479
Government of Japan	0.700		03-20-37	JPY	144,850,000	1,338,918
Government of Japan	1.200		12-20-34	JPY	293,550,000	2,983,600
Government of Japan	1.400		09-20-34	JPY	166,450,000	1,743,941
Government of Japan	1.400		03-20-55	JPY	31,850,000	331,275
Government of Japan	1.500		06-20-34	JPY	9,500,000	100,968
Government of Japan	1.700		09-20-44	JPY	103,600,000	1,150,788
Government of Japan	2.200		09-20-39	JPY	23,000,000	274,303
Government of Japan	2.500		09-20-37	JPY	118,900,000	1,464,942
Government of Japan, CPI Linked Bond	0.100		09-10-23	JPY	14,406,000	135,735
Government of Japan, CPI Linked Bond	0.100		03-10-24	JPY	64,960,500	612,652
Government of Japan, CPI Linked Bond	0.100		09-10-24	JPY	51,242,500	485,589
Government of Japan, CPI Linked Bond	0.100		03-10-25	JPY	79,261,500	751,821
Lebanon 0.2%						1,700,266
Republic of Lebanon	5.800		04-14-20		100,000	100,880
Republic of Lebanon	6.375		03-09-20		230,000	235,796
Republic of Lebanon	6.650		04-22-24		200,000	204,781
Republic of Lebanon	6.850		03-23-27		850,000	864,158
Republic of Lebanon	8.250		04-12-21		270,000	294,651
Malaysia 0.5%						5,024,151
Government of Malaysia	3.418		08-15-22	MYR	229,000	52,789
Government of Malaysia	3.654		10-31-19	MYR	400,000	93,944
Government of Malaysia	3.795		09-30-22	MYR	3,709,000	868,263
Government of Malaysia	4.160		07-15-21	MYR	2,114,000	504,143
Government of Malaysia	4.232		06-30-31	MYR	1,247,000	286,517
Government of Malaysia	4.390		07-07-23	MYR	4,120,000	984,854
Government of Malaysia	4.392		04-15-26	MYR	2,415,000	577,757
Government of Malaysia	4.498		04-15-30	MYR	1,350,000	320,097
Government of Malaysia	4.736		03-15-46	MYR	4,760,000	1,106,188
Government of Malaysia	4.935		09-30-43	MYR	970,000	229,599

22SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Mexico 0.8%						$7,625,042
Government of Mexico	2.000		06-09-22	MXN	10,438,410	527,032
Government of Mexico	3.625		04-09-29	EUR	430,000	533,773
Government of Mexico	4.000		10-02-23		126,000	131,494
Government of Mexico	4.000		10-02-23		270,000	282,150
Government of Mexico	4.125		01-21-26		300,000	311,550
Government of Mexico	4.600		01-23-46		445,000	432,763
Government of Mexico	4.750		03-08-44		770,000	763,455
Government of Mexico	6.500		06-10-21	MXN	11,500,000	599,658
Government of Mexico	7.500		06-03-27	MXN	11,002,000	596,572
Government of Mexico	7.750		05-29-31	MXN	25,430,000	1,400,928
Government of Mexico	7.750		11-13-42	MXN	4,210,000	229,963
Government of Mexico	8.000		06-11-20	MXN	14,203,000	776,343
Government of Mexico	8.500		05-31-29	MXN	6,080,000	354,630
Government of Mexico	10.000		12-05-24	MXN	11,050,000	684,731
Morocco 0.1%						648,966
Kingdom of Morocco (S)	4.250		12-11-22		200,000	209,672
Kingdom of Morocco	4.500		10-05-20	EUR	350,000	439,294
Netherlands 0.1%						845,997
Kingdom of Netherlands	5.500		01-15-28	EUR	495,000	845,997
Norway 0.0%						175,842
Government of Norway (S)	3.000		03-14-24	NOK	714,000	94,198
Government of Norway (S)	3.750		05-25-21	NOK	620,000	81,644
Oman 0.0%						401,401
Sultanate of Oman (S)	4.750		06-15-26		400,000	401,401
Pakistan 0.0%						418,965
Islamic Republic of Pakistan	7.250		04-15-19		300,000	316,647
Islamic Republic of Pakistan	7.875		03-31-36		100,000	102,318
Peru 0.1%						876,826
Republic of Peru (S)	5.700		08-12-24	PEN	581,000	183,502
Republic of Peru (S)	6.350		08-12-28	PEN	640,000	206,028
Republic of Peru	6.900		08-12-37	PEN	378,000	125,437
Republic of Peru	8.200		08-12-26	PEN	990,000	361,859
Philippines 0.1%						623,858
Republic of Philippines	4.950		01-15-21	PHP	13,000,000	267,052
Republic of Philippines	6.250		01-14-36	PHP	16,000,000	356,806
Poland 0.5%						4,759,565
Republic of Poland	1.500		04-25-20	PLN	1,910,000	504,102
Republic of Poland	1.750		07-25-21	PLN	3,230,000	842,608
Republic of Poland	2.250		04-25-22	PLN	5,770,000	1,522,526
Republic of Poland	2.500		07-25-26	PLN	250,000	63,790
Republic of Poland	4.000		10-25-23	PLN	5,343,000	1,531,779
Republic of Poland	5.750		09-23-22	PLN	420,000	129,706
Republic of Poland	5.750		04-25-29	PLN	490,000	165,054
Portugal 0.1%						1,240,453
Republic of Portugal (S)	3.875		02-15-30	EUR	150,000	176,054
Republic of Portugal (S)	4.100		02-15-45	EUR	255,000	297,578
Republic of Portugal (S)	4.950		10-25-23	EUR	580,000	766,821

SEE NOTES TO FUND'S INVESTMENTS23

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Romania 0.5%						$4,365,754
Government of Romania	4.625		09-18-20	EUR	270,000	347,485
Government of Romania	4.750		02-24-25	RON	2,120,000	568,682
Government of Romania	4.875		11-07-19	EUR	225,000	281,931
Government of Romania	5.750		04-29-20	RON	1,020,000	278,665
Government of Romania	5.800		07-26-27	RON	1,710,000	493,470
Government of Romania	5.850		04-26-23	RON	4,700,000	1,339,368
Government of Romania	5.950		06-11-21	RON	3,770,000	1,056,153
Russia 0.5%						5,105,883
Government of Russia	4.500		04-04-22		400,000	426,848
Government of Russia	4.875		09-16-23		800,000	868,289
Government of Russia	5.625		04-04-42		200,000	225,268
Government of Russia	7.050		01-19-28	RUB	33,570,000	568,311
Government of Russia	7.600		07-20-22	RUB	97,502,000	1,710,067
Government of Russia	8.150		02-03-27	RUB	55,712,000	1,027,313
Government of Russia	8.500		09-17-31	RUB	14,880,000	279,787
Serbia 0.3%						2,693,530
Republic of Serbia	4.875		02-25-20		800,000	833,226
Republic of Serbia	6.750		11-01-24		132,843	135,499
Republic of Serbia	7.250		09-28-21		1,500,000	1,724,805
Singapore 0.0%						315,387
Republic of Singapore	3.125		09-01-22	SGD	406,000	315,387
Slovenia 0.4%						3,370,402
Republic of Slovenia	1.250		03-22-27	EUR	963,000	1,080,425
Republic of Slovenia	1.500		03-25-35	EUR	160,000	165,701
Republic of Slovenia	2.125		07-28-25	EUR	345,000	424,941
Republic of Slovenia	2.250		03-03-32	EUR	610,000	738,259
Republic of Slovenia	5.125		03-30-26	EUR	252,000	383,442
Republic of Slovenia	5.850		05-10-23		494,000	577,634
South Africa 0.6%						5,527,948
Republic of South Africa	4.665		01-17-24		500,000	513,360
Republic of South Africa	5.875		09-16-25		280,000	306,321
Republic of South Africa	6.500		02-28-41	ZAR	3,136,000	169,946
Republic of South Africa	6.750		03-31-21	ZAR	2,995,000	222,171
Republic of South Africa	7.000		02-28-31	ZAR	6,712,000	427,299
Republic of South Africa	7.000		02-28-31	ZAR	11,093,000	706,202
Republic of South Africa	7.250		01-15-20	ZAR	9,460,000	717,029
Republic of South Africa	7.750		02-28-23	ZAR	2,660,000	200,612
Republic of South Africa	8.000		01-31-30	ZAR	17,441,000	1,224,951
Republic of South Africa	8.750		02-28-48	ZAR	1,449,000	100,528
Republic of South Africa	10.500		12-21-26	ZAR	10,960,000	939,529
South Korea 0.2%						1,782,123
Republic of Korea	2.750		09-10-19	KRW	778,050,000	712,098
Republic of Korea	3.000		09-10-24	KRW	1,131,430,000	1,070,025
Sri Lanka 0.2%						2,204,102
Republic of Sri Lanka	5.750		01-18-22		300,000	311,938
Republic of Sri Lanka	6.125		06-03-25		200,000	205,609
Republic of Sri Lanka (S)	6.200		05-11-27		400,000	405,729
Republic of Sri Lanka	6.250		07-27-21		900,000	960,897
Republic of Sri Lanka	6.850		11-03-25		300,000	319,929

24SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Sweden 0.0%						$75,500
Kingdom of Sweden	3.500		03-30-39	SEK	475,000	75,500
Thailand 0.2%						1,889,305
Kingdom of Thailand	1.250		03-12-28	THB	10,772,006	294,666
Kingdom of Thailand	1.875		06-17-22	THB	24,970,000	724,147
Kingdom of Thailand	3.775		06-25-32	THB	4,841,000	151,027
Kingdom of Thailand	3.850		12-12-25	THB	9,000,000	290,190
Kingdom of Thailand	4.750		12-20-24	THB	2,823,000	95,566
Kingdom of Thailand	4.875		06-22-29	THB	9,500,000	333,709
Turkey 0.6%						5,752,670
Hazine Mustesarligi Varlik Kiralama AS	4.489		11-25-24		630,000	622,100
Republic of Turkey	3.250		03-23-23		300,000	283,410
Republic of Turkey	4.875		10-09-26		200,000	199,174
Republic of Turkey	5.125		03-25-22		850,000	885,105
Republic of Turkey	6.250		09-26-22		1,550,000	1,691,813
Republic of Turkey	6.875		03-17-36		85,000	97,006
Republic of Turkey	6.875		03-17-36		45,000	51,368
Republic of Turkey	7.400		02-05-20	TRY	450,000	118,371
Republic of Turkey	9.400		07-08-20	TRY	740,000	204,240
Republic of Turkey	10.400		03-20-24	TRY	833,000	237,889
Republic of Turkey	10.600		02-11-26	TRY	4,155,000	1,201,558
Republic of Turkey	11.875		01-15-30		100,000	160,636
Ukraine 0.2%						1,968,257
Republic of Ukraine	7.750		09-01-20		200,000	203,000
Republic of Ukraine (S)	7.750		09-01-20		820,000	833,233
Republic of Ukraine	7.750		09-01-21		200,000	202,264
Republic of Ukraine (S)	7.750		09-01-21		258,000	261,029
Republic of Ukraine	7.750		09-01-23		150,000	148,860
Republic of Ukraine (S)	7.750		09-01-23		212,000	210,722
Republic of Ukraine, GDP-Linked Note (P)(S)	0.000		05-31-40		301,000	109,149
United Kingdom 0.4%						3,331,523
Government of United Kingdom	1.500		07-22-26	GBP	130,000	175,412
Government of United Kingdom	3.500		01-22-45	GBP	405,000	725,054
Government of United Kingdom	4.250		12-07-46	GBP	983,000	2,013,260
Government of United Kingdom	4.750		12-07-30	GBP	227,000	417,797
Venezuela 0.0%						219,940
Republic of Venezuela	7.650		04-21-25		115,000	53,050
Republic of Venezuela	7.750		10-13-19		300,000	166,890
Vietnam 0.1%						625,607
Socialist Republic of Vietnam	4.800		11-19-24		400,000	417,071
Socialist Republic of Vietnam (S)	4.800		11-19-24		200,000	208,536
Zambia 0.1%						814,112
Republic of Zambia	5.375		09-20-22		400,000	382,032
Republic of Zambia	8.970		07-30-27		400,000	432,080
Corporate bonds 33.7%						$317,150,151
(Cost $307,959,417)
Consumer discretionary 5.5%						51,622,870
Auto components 0.2%
American Axle & Manufacturing, Inc. (S)	6.250		04-01-25		610,000	603,900

SEE NOTES TO FUND'S INVESTMENTS25

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Auto components (continued)
Delphi Automotive PLC	3.150		11-19-20		80,000	$81,917
Delphi Corp.	4.150		03-15-24		120,000	126,873
GKN Holdings PLC	5.375		09-19-22	GBP	100,000	150,475
GKN Holdings PLC	6.750		10-28-19	GBP	13,000	18,929
Nexteer Automotive Group, Ltd. (S)	5.875		11-15-21		275,000	288,750
The Goodyear Tire & Rubber Company	4.875		03-15-27		150,000	150,825
The Goodyear Tire & Rubber Company	5.125		11-15-23		175,000	184,188
TI Group Automotive Systems LLC (S)	8.750		07-15-23		375,000	398,438
Automobiles 0.2%
Aston Martin Capital Holdings, Ltd. (S)	6.500		04-15-22		200,000	209,500
Ford Motor Credit Company LLC	1.684		09-08-17		205,000	205,066
General Motors Company	3.500		10-02-18		160,000	163,057
General Motors Financial Company, Inc.	3.500		07-10-19		300,000	307,053
General Motors Financial Company, Inc.	4.750		08-15-17		195,000	196,221
Hyundai Capital America (S)	1.750		09-27-19		65,000	64,015
Hyundai Capital America (S)	2.000		03-19-18		285,000	285,350
Hyundai Capital America (S)	2.000		07-01-19		35,000	34,755
Hyundai Capital America (S)	2.500		03-18-19		110,000	110,360
Hyundai Capital Services, Inc. (S)	3.500		09-13-17		200,000	200,961
Diversified consumer services 0.1%
Laureate Education, Inc. (S)	8.250		05-01-25		405,000	426,263
Nord Anglia Education Finance LLC (S)	5.750		07-15-22	CHF	150,000	166,486
Hotels, restaurants and leisure 0.9%
24 Hour Holdings III LLC (S)	8.000		06-01-22		325,000	273,000
Boyd Gaming Corp.	6.375		04-01-26		275,000	300,053
Brinker International, Inc.	2.600		05-15-18		85,000	85,383
Carlson Travel, Inc. (P)(S)	4.750		06-15-23	EUR	100,000	112,908
Carlson Travel, Inc. (S)	6.750		12-15-23		200,000	205,500
Codere Finance 2 Luxembourg SA (S)	6.750		11-01-21	EUR	125,000	145,702
Codere Finance 2 Luxembourg SA (S)	7.625		11-01-21		200,000	199,080
Eldorado Resorts, Inc. (S)	6.000		04-01-25		150,000	157,688
Eldorado Resorts, Inc.	7.000		08-01-23		425,000	461,125
Hilton Domestic Operating Company, Inc. (S)	4.250		09-01-24		200,000	202,000
Hilton Worldwide Finance LLC (S)	4.625		04-01-25		310,000	320,075
InterContinental Hotels Group PLC	3.875		11-28-22	GBP	100,000	142,552
International Game Technology PLC (S)	6.250		02-15-22		600,000	648,900
International Game Technology PLC (S)	6.500		02-15-25		925,000	1,009,989
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.000		06-01-24		125,000	130,038
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.250		06-01-26		250,000	262,313
LTF Merger Sub, Inc. (S)	8.500		06-15-23		325,000	346,938
MGM Growth Properties Operating Partnership LP	5.625		05-01-24		175,000	188,781
PF Chang's China Bistro, Inc. (S)	10.250		06-30-20		150,000	153,000
Sabre GLBL, Inc. (S)	5.375		04-15-23		100,000	104,875
Scientific Games International, Inc. (S)	7.000		01-01-22		410,000	437,675
Scientific Games International, Inc.	10.000		12-01-22		1,655,000	1,801,881
Seminole Hard Rock Entertainment, Inc. (S)	5.875		05-15-21		250,000	253,468
Shingle Springs Tribal Gaming Authority (S)	9.750		09-01-21		50,000	53,125
Silversea Cruise Finance, Ltd. (S)	7.250		02-01-25		85,000	90,793
Yum! Brands, Inc.	5.350		11-01-43		135,000	120,150
Yum! Brands, Inc.	6.875		11-15-37		105,000	110,775

26SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Household durables 0.4%
Bormioli Rocco Holdings SA	10.000		08-01-18	EUR	100,000	$114,492
LSF9 Balta Issuer SA	7.750		09-15-22	EUR	275,000	339,802
Mohawk Industries, Inc.	3.850		02-01-23		245,000	254,756
Newell Brands, Inc.	2.050		12-01-17		145,000	145,357
Newell Brands, Inc.	2.150		10-15-18		55,000	55,289
Newell Brands, Inc.	2.600		03-29-19		23,000	23,278
Newell Brands, Inc.	3.900		11-01-25		260,000	270,365
Newell Brands, Inc.	5.375		04-01-36		245,000	281,367
Newell Brands, Inc.	5.500		04-01-46		160,000	189,175
RSI Home Products, Inc. (S)	6.500		03-15-23		350,000	369,250
Shea Homes LP (S)	5.875		04-01-23		150,000	153,750
Taylor Morrison Communities, Inc. (S)	5.875		04-15-23		200,000	213,500
Tempur Sealy International, Inc.	5.625		10-15-23		225,000	231,750
Tupperware Brands Corp.	4.750		06-01-21		160,000	171,566
Whirlpool Corp.	1.650		11-01-17		75,000	75,039
William Lyon Homes, Inc.	5.875		01-31-25		145,000	149,713
William Lyon Homes, Inc.	7.000		08-15-22		325,000	338,000
Internet and direct marketing retail 0.3%
Expedia, Inc.	2.500		06-03-22	EUR	100,000	119,418
Expedia, Inc.	4.500		08-15-24		165,000	173,941
Expedia, Inc.	5.000		02-15-26		450,000	488,499
JD.com, Inc.	3.125		04-29-21		210,000	210,509
Netflix, Inc.	5.750		03-01-24		45,000	48,825
QVC, Inc.	3.125		04-01-19		190,000	192,364
QVC, Inc.	4.375		03-15-23		775,000	784,901
QVC, Inc.	5.125		07-02-22		90,000	95,334
The Priceline Group, Inc.	2.375		09-23-24	EUR	200,000	241,224
The Priceline Group, Inc.	3.600		06-01-26		500,000	508,585
The Priceline Group, Inc.	3.650		03-15-25		485,000	499,769
Leisure products 0.1%
ClubCorp Club Operations, Inc. (S)	8.250		12-15-23		325,000	355,875
GLP Capital LP	4.375		11-01-18		200,000	205,500
Intralot Capital Luxembourg SA	6.000		05-15-21	EUR	100,000	114,646
Intralot Capital Luxembourg SA (S)	6.750		09-15-21	EUR	175,000	207,911
Vista Outdoor, Inc.	5.875		10-01-23		175,000	176,969
Media 3.0%
21st Century Fox America, Inc.	8.250		08-10-18		145,000	155,798
Altice Financing SA (S)	6.500		01-15-22		225,000	236,250
Altice Financing SA (S)	7.500		05-15-26		700,000	770,875
Altice Finco SA (S)	8.125		01-15-24		600,000	652,500
Altice Luxembourg SA (S)	7.625		02-15-25		2,385,000	2,602,631
AMC Entertainment Holdings, Inc.	5.750		06-15-25		500,000	519,050
AMC Entertainment Holdings, Inc. (S)	5.875		11-15-26		150,000	154,763
AMC Entertainment Holdings, Inc. (S)	6.375		11-15-24	GBP	100,000	138,796
AMC Networks, Inc.	4.750		12-15-22		175,000	179,594
Arqiva Broadcast Finance PLC	9.500		03-31-20	GBP	100,000	138,115
Block Communications, Inc. (S)	6.875		02-15-25		115,000	123,769
CCO Holdings LLC (S)	5.500		05-01-26		525,000	554,936
CCO Holdings LLC	5.750		09-01-23		180,000	189,225
CCO Holdings LLC	5.750		01-15-24		700,000	741,566
Cequel Communications Holdings I LLC (S)	7.750		07-15-25		750,000	834,375

SEE NOTES TO FUND'S INVESTMENTS27

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Charter Communications Operating LLC	3.579		07-23-20		150,000	$155,902
Charter Communications Operating LLC	4.908		07-23-25		500,000	541,147
Charter Communications Operating LLC	6.484		10-23-45		1,180,000	1,409,980
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22		275,000	283,250
Comcast Corp.	3.300		02-01-27		285,000	290,128
CSC Holdings LLC (S)	6.625		10-15-25		600,000	660,990
CSC Holdings LLC (S)	10.875		10-15-25		1,675,000	2,039,313
DISH DBS Corp.	7.750		07-01-26		620,000	728,500
EMI Music Publishing Group North America Holdings, Inc. (S)	7.625		06-15-24		100,000	110,250
Entertainment One, Ltd. (S)	6.875		12-15-22	GBP	100,000	139,926
iHeartCommunications, Inc.	9.000		12-15-19		200,000	158,374
MDC Partners, Inc. (S)	6.500		05-01-24		450,000	453,375
Nexstar Broadcasting, Inc. (S)	5.625		08-01-24		325,000	327,438
Omnicom Group, Inc.	3.625		05-01-22		95,000	99,427
Omnicom Group, Inc.	3.650		11-01-24		550,000	567,470
Outfront Media Capital LLC	5.625		02-15-24		250,000	261,563
ProSiebenSat.1 Media AG	2.625		04-15-21	EUR	200,000	239,709
Sinclair Television Group, Inc. (S)	5.875		03-15-26		125,000	128,594
Sirius XM Radio, Inc. (S)	5.250		08-15-22		660,000	682,275
Sirius XM Radio, Inc. (S)	6.000		07-15-24		375,000	397,969
Sky PLC	1.875		11-24-23	EUR	200,000	237,537
The EW Scripps Company (S)	5.125		05-15-25		125,000	127,969
The Interpublic Group of Companies, Inc.	2.250		11-15-17		260,000	260,605
The Interpublic Group of Companies, Inc.	3.750		02-15-23		65,000	67,701
The Interpublic Group of Companies, Inc.	4.000		03-15-22		125,000	131,044
The Interpublic Group of Companies, Inc.	4.200		04-15-24		845,000	897,256
Thomson Reuters Corp.	3.350		05-15-26		95,000	94,974
Thomson Reuters Corp.	3.850		09-29-24		200,000	208,810
Time Warner Cable LLC	6.550		05-01-37		265,000	317,696
Time Warner Cable LLC	6.750		07-01-18		25,000	26,277
Time Warner Cable LLC	6.750		06-15-39		365,000	446,900
Time Warner Cable LLC	7.300		07-01-38		345,000	439,313
Time Warner Cable LLC	8.250		04-01-19		385,000	426,612
Time Warner Cable LLC	8.750		02-14-19		25,000	27,739
Townsquare Media, Inc. (S)	6.500		04-01-23		400,000	403,000
Tribune Media Company	5.875		07-15-22		400,000	421,500
Unitymedia GmbH (S)	6.125		01-15-25		550,000	588,500
Unitymedia Hessen GmbH & Company KG (S)	4.000		01-15-25	EUR	100,000	118,794
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25		500,000	518,125
Univision Communications, Inc. (S)	5.125		02-15-25		400,000	395,000
Univision Communications, Inc. (S)	6.750		09-15-22		50,000	52,250
Videotron, Ltd. (S)	5.125		04-15-27		355,000	367,425
Virgin Media Finance PLC (S)	6.000		10-15-24		200,000	210,750
Virgin Media Finance PLC (S)	7.000		04-15-23	GBP	100,000	138,238
Virgin Media Secured Finance PLC (S)	5.250		01-15-26		200,000	203,500
Virgin Media Secured Finance PLC (S)	5.500		08-15-26		600,000	618,000
Virgin Media Secured Finance PLC	6.250		03-28-29	GBP	150,000	213,039
VTR Finance BV (S)	6.875		01-15-24		825,000	877,594
WPP Finance 2010	3.625		09-07-22		180,000	186,672
WPP Finance 2010	3.750		09-19-24		315,000	323,922
Ziggo Bond Company BV (S)	7.125		05-15-24	EUR	325,000	413,463

28SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Ziggo Bond Finance BV (S)	4.625		01-15-25	EUR	100,000	$119,637
Ziggo Bond Finance BV (S)	6.000		01-15-27		325,000	327,844
Multiline retail 0.1%
Dollar Tree, Inc.	5.250		03-01-20		25,000	25,750
Dollar Tree, Inc.	5.750		03-01-23		235,000	248,865
Marks & Spencer PLC	4.750		06-12-25	GBP	100,000	147,433
Next PLC	4.375		10-02-26	GBP	150,000	215,169
Specialty retail 0.2%
AutoZone, Inc.	1.625		04-21-19		20,000	19,869
Group 1 Automotive, Inc.	5.000		06-01-22		175,000	177,625
Group 1 Automotive, Inc. (S)	5.250		12-15-23		125,000	126,563
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19		400,000	398,000
Jo-Ann Stores LLC (S)	8.125		03-15-19		44,000	44,055
New Look Secured Issuer PLC (S)	6.500		07-01-22	GBP	425,000	470,434
O'Reilly Automotive, Inc.	3.550		03-15-26		155,000	156,610
O'Reilly Automotive, Inc.	3.800		09-01-22		25,000	26,437
O'Reilly Automotive, Inc.	3.850		06-15-23		85,000	89,276
O'Reilly Automotive, Inc.	4.875		01-14-21		350,000	378,344
Penske Automotive Group, Inc.	5.750		10-01-22		275,000	284,625
Sonic Automotive, Inc.	5.000		05-15-23		200,000	190,500
Textiles, apparel and luxury goods 0.0%
INVISTA Finance LLC (S)	4.250		10-15-19		250,000	255,938
Consumer staples 1.1%						10,324,565
Beverages 0.1%
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46		915,000	1,014,379
Pernod-Ricard SA (S)	4.450		01-15-22		295,000	317,924
Food and staples retailing 0.2%
Albertsons Companies LLC (S)	5.750		03-15-25		225,000	223,875
Albertsons Companies LLC (S)	6.625		06-15-24		325,000	336,375
Cencosud SA	5.150		02-12-25		200,000	213,092
Cumberland Farms, Inc. (S)	6.750		05-01-25		140,000	146,650
CVS Health Corp.	5.125		07-20-45		230,000	260,451
Koninklijke Ahold Delhaize NV	6.500		06-15-17		135,000	135,170
New Albertsons, Inc.	7.450		08-01-29		175,000	168,438
New Albertsons, Inc.	8.000		05-01-31		100,000	98,250
Russian Agricultural Bank OJSC	8.500		10-16-23		200,000	230,842
Tesco PLC	6.125		02-24-22	GBP	50,000	74,438
Walgreens Boots Alliance, Inc.	1.750		05-30-18		75,000	75,621
Food products 0.5%
Bunge, Ltd. Finance Corp.	3.200		06-15-17		195,000	195,094
Bunge, Ltd. Finance Corp.	3.500		11-24-20		301,000	309,209
Bunge, Ltd. Finance Corp.	8.500		06-15-19		10,000	11,213
Chobani LLC (S)	7.500		04-15-25		365,000	383,871
Danone SA (S)	2.589		11-02-23		480,000	470,877
Dean Foods Company (S)	6.500		03-15-23		350,000	370,125
FAGE International SA (S)	5.625		08-15-26		200,000	204,000
Kernel Holding SA (S)	8.750		01-31-22		200,000	213,000
Lamb Weston Holdings, Inc. (S)	4.625		11-01-24		225,000	230,625
Mead Johnson Nutrition Company	4.125		11-15-25		65,000	69,175
Minerva Luxembourg SA (S)	6.500		09-20-26		200,000	198,250

SEE NOTES TO FUND'S INVESTMENTS29

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Food products (continued)
Minerva Luxembourg SA	7.750		01-31-23		200,000	$209,250
Minerva Luxembourg SA (S)	7.750		01-31-23		400,000	418,500
Mriya Agro Holding PLC (H)	9.450		04-19-18		200,000	8,000
Mriya Agro Holding PLC (H)(S)	9.450		04-19-18		300,000	12,000
Mriya Agro Holding PLC	12.000		12-31-18		200,000	200,000
Post Holdings, Inc. (S)	5.500		03-01-25		155,000	162,750
Post Holdings, Inc. (S)	5.750		03-01-27		155,000	162,169
Post Holdings, Inc. (S)	8.000		07-15-25		225,000	262,125
Tyson Foods, Inc.	4.550		06-02-47		90,000	91,841
Household products 0.0%
Central Garden & Pet Company	6.125		11-15-23		150,000	161,625
Personal products 0.1%
Avon International Operations, Inc. (S)	7.875		08-15-22		225,000	234,000
Kirk Beauty One GmbH (S)	8.750		07-15-23	EUR	200,000	246,804
Tobacco 0.2%
Imperial Brands Finance PLC (S)	2.050		02-11-18		200,000	200,066
Imperial Brands Finance PLC (S)	4.250		07-21-25		990,000	1,048,510
Reynolds American, Inc.	2.300		06-12-18		90,000	90,460
Reynolds American, Inc.	4.000		06-12-22		200,000	212,951
Reynolds American, Inc.	4.450		06-12-25		440,000	473,798
Reynolds American, Inc.	5.850		08-15-45		120,000	145,134
Reynolds American, Inc.	8.125		06-23-19		30,000	33,638
Energy 5.4%						50,657,114
Energy equipment and services 0.4%
Antero Midstream Partners LP (S)	5.375		09-15-24		230,000	235,463
Archrock Partners LP	6.000		04-01-21		230,000	230,575
Archrock Partners LP	6.000		10-01-22		251,000	251,000
Atwood Oceanics, Inc.	6.500		02-01-20		245,000	246,225
Cameron International Corp.	1.400		06-15-17		125,000	125,000
Commonwealth Edison Company	4.350		11-15-45		275,000	295,045
Ensco PLC	5.750		10-01-44		45,000	31,886
Ensco PLC	8.000		01-31-24		570,000	561,094
Nabors Industries, Inc.	4.625		09-15-21		90,000	90,675
Rowan Companies, Inc.	7.375		06-15-25		451,000	441,980
SESI LLC	7.125		12-15-21		155,000	154,613
Transocean, Inc.	6.800		03-15-38		575,000	446,166
Transocean, Inc. (S)	9.000		07-15-23		230,000	240,350
Oil, gas and consumable fuels 5.0%
Alliance Resource Operating Partners LP (S)	7.500		05-01-25		195,000	202,313
APT Pipelines, Ltd. (S)	3.875		10-11-22		140,000	144,027
APT Pipelines, Ltd. (S)	4.250		07-15-27		175,000	180,593
Boardwalk Pipelines LP	4.450		07-15-27		115,000	118,523
Boardwalk Pipelines LP	4.950		12-15-24		385,000	413,215
Boardwalk Pipelines LP	5.950		06-01-26		470,000	532,975
Calumet Specialty Products Partners LP (S)	11.500		01-15-21		155,000	180,963
Canadian Natural Resources, Ltd.	1.750		01-15-18		45,000	44,984
Canadian Natural Resources, Ltd.	4.950		06-01-47		210,000	211,583
Cenovus Energy, Inc. (S)	4.250		04-15-27		475,000	472,774
Cheniere Corpus Christi Holdings LLC (S)	5.125		06-30-27		205,000	207,819
Cheniere Corpus Christi Holdings LLC	5.875		03-31-25		225,000	241,594

30SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Corpus Christi Holdings LLC	7.000		06-30-24	450,000	$504,000
Chesapeake Energy Corp.	6.125		02-15-21	175,000	177,188
Chesapeake Energy Corp. (S)	8.000		12-15-22	360,000	389,250
China Shenhua Overseas Capital Company, Ltd.	2.500		01-20-18	200,000	200,431
China Shenhua Overseas Capital Company, Ltd.	3.125		01-20-20	235,000	237,938
Columbia Pipeline Group, Inc.	2.450		06-01-18	60,000	60,276
Columbia Pipeline Group, Inc.	4.500		06-01-25	170,000	182,412
Concho Resources, Inc.	4.375		01-15-25	180,000	183,600
ConocoPhillips	1.050		12-15-17	55,000	54,910
ConocoPhillips	5.200		05-15-18	10,000	10,335
Consolidated Energy Finance SA (S)	6.750		10-15-19	480,000	493,200
Consolidated Energy Finance SA (S)	6.875		06-15-25	195,000	197,194
Continental Resources, Inc.	5.000		09-15-22	150,000	150,188
Cosan Luxembourg SA	7.000		01-20-27	200,000	207,500
Cosan Luxembourg SA (S)	7.000		01-20-27	200,000	207,500
Cosan Overseas, Ltd. (Q)	8.250		08-05-17	100,000	100,770
Covey Park Energy LLC (S)	7.500		05-15-25	335,000	343,375
Crestwood Midstream Partners LP	6.250		04-01-23	450,000	466,592
CrownRock LP (S)	7.125		04-15-21	241,000	248,230
CrownRock LP (S)	7.750		02-15-23	690,000	731,400
DCP Midstream Operating LP	2.500		12-01-17	255,000	255,000
DCP Midstream Operating LP (S)	6.450		11-03-36	150,000	159,750
DCP Midstream Operating LP	8.125		08-16-30	75,000	88,875
DCP Midstream Operating LP (S)	9.750		03-15-19	175,000	196,875
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	440,000	411,400
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000		01-15-77	320,000	330,800
Encana Corp.	7.375		11-01-31	190,000	237,748
Encana Corp.	8.125		09-15-30	75,000	98,147
Encana Corp.	6.500		05-15-19	15,000	16,150
Encana Corp.	7.200		11-01-31	55,000	67,405
Energy Transfer Equity LP	5.500		06-01-27	775,000	815,688
Energy Transfer Equity LP	5.875		01-15-24	200,000	213,500
Energy Transfer LP	6.700		07-01-18	85,000	89,060
Enterprise Products Operating LLC	2.550		10-15-19	65,000	65,812
Enterprise Products Operating LLC	7.550		04-15-38	30,000	40,934
EOG Resources, Inc.	4.150		01-15-26	285,000	303,458
EP Energy LLC (S)	8.000		02-15-25	45,000	38,475
Exterran Energy Solutions LP (S)	8.125		05-01-25	135,000	140,063
Exxon Mobil Corp. (P)	1.470		03-06-22	355,000	357,350
Gazprom OAO	4.950		07-19-22	200,000	209,985
Gazprom OAO	7.288		08-16-37	170,000	206,456
Gulfport Energy Corp.	6.625		05-01-23	335,000	337,513
Hess Corp.	4.300		04-01-27	245,000	245,803
Hess Corp.	7.875		10-01-29	175,000	216,997
KazMunayGas National Company JSC	5.750		04-30-43	450,000	447,075
KCA Deutag UK Finance PLC (S)	9.875		04-01-22	200,000	205,750
Kinder Morgan Energy Partners LP	5.950		02-15-18	50,000	51,382
Kinder Morgan Finance Company LLC (S)	6.000		01-15-18	50,000	51,253
Kinder Morgan, Inc.	5.550		06-01-45	360,000	383,714
Kosmos Energy, Ltd. (S)	7.875		08-01-21	1,425,000	1,446,375

SEE NOTES TO FUND'S INVESTMENTS31

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Magellan Midstream Partners LP	4.250		09-15-46		45,000	$43,890
Marathon Oil Corp.	6.000		10-01-17		110,000	111,700
Matador Resources Company	6.875		04-15-23		800,000	840,000
MEG Energy Corp. (S)	6.500		01-15-25		175,000	171,063
MEG Energy Corp. (S)	7.000		03-31-24		530,000	458,450
Murphy Oil Corp.	3.500		12-01-17		275,000	275,000
NGL Energy Partners LP (S)	6.125		03-01-25		115,000	108,388
NGL Energy Partners LP (S)	7.500		11-01-23		400,000	405,000
Noble Holding International, Ltd.	7.750		01-15-24		280,000	247,013
NuStar Logistics LP	4.800		09-01-20		50,000	52,125
NuStar Logistics LP	5.625		04-28-27		135,000	141,075
ONEOK Partners LP	3.200		09-15-18		125,000	126,809
Origin Energy Finance, Ltd. (S)	3.500		10-09-18		480,000	485,870
Pacific Exploration and Production Corp., PIK (S)	10.000		11-02-21		675,000	760,219
Pacific Exploration and Production Corp., PIK	10.000		11-02-21		140,000	157,675
Permian Resources LLC (S)	7.125		11-01-20		250,000	225,000
Pertamina Persero PT	5.625		05-20-43		1,350,000	1,430,992
Pertamina Persero PT (S)	6.450		05-30-44		200,000	232,588
Petrobras Global Finance BV	6.125		01-17-22		361,000	374,267
Petrobras Global Finance BV	6.750		01-27-41		275,000	258,638
Petrobras Global Finance BV	6.850		06-05-15		137,000	121,314
Petrobras Global Finance BV	6.850		06-05-15		365,000	323,938
Petrobras Global Finance BV	6.875		01-20-40		175,000	167,038
Petrobras Global Finance BV	7.375		01-17-27		300,000	321,600
Petrobras Global Finance BV	8.375		05-23-21		1,050,000	1,179,570
Petrobras Global Finance BV	8.750		05-23-26		1,695,000	1,970,438
Petroleos de Venezuela SA	5.375		04-12-27		1,250,000	478,375
Petroleos de Venezuela SA	6.000		05-16-24		990,000	390,951
Petroleos de Venezuela SA	6.000		11-15-26		100,000	38,400
Petroleos de Venezuela SA	8.500		11-02-17		264,567	241,946
Petroleos de Venezuela SA	8.500		10-27-20		1,287,000	1,001,157
Petroleos de Venezuela SA (S)	8.500		10-27-20		150,000	116,685
Petroleos de Venezuela SA	9.000		11-17-21		2,390,000	1,268,493
Petroleos de Venezuela SA	9.750		05-17-35		410,000	202,499
Petroleos de Venezuela SA	12.750		02-17-22		633,000	382,016
Petroleos Mexicanos	2.750		04-21-27	EUR	170,000	172,577
Petroleos Mexicanos	3.125		01-23-19		30,000	30,315
Petroleos Mexicanos	3.500		07-18-18		475,000	480,317
Petroleos Mexicanos	3.500		07-23-20		55,000	55,968
Petroleos Mexicanos	3.750		03-15-19	EUR	160,000	189,477
Petroleos Mexicanos (P)(S)	4.770		03-11-22		430,000	466,443
Petroleos Mexicanos	5.125		03-15-23	EUR	210,000	266,607
Petroleos Mexicanos (S)	5.375		03-13-22		55,000	58,465
Petroleos Mexicanos	5.625		01-23-46		1,225,000	1,104,950
Petroleos Mexicanos	6.375		02-04-21		350,000	383,040
Petroleos Mexicanos (S)	6.500		03-13-27		1,055,000	1,150,267
Petroleos Mexicanos	6.500		06-02-41		1,650,000	1,662,045
Petroleos Mexicanos	6.750		09-21-47		760,000	781,660
Petroleos Mexicanos	6.875		08-04-26		350,000	392,508
Petroleos Mexicanos	7.190		09-12-24	MXN	1,000,000	47,394
Petroleos Mexicanos	7.470		11-12-26	MXN	3,030,000	141,689

32SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Phillips 66 (P)(S)	1.786		04-15-19		40,000	$40,049
QEP Resources, Inc.	6.875		03-01-21		375,000	393,750
Range Resources Corp.	4.875		05-15-25		350,000	332,938
Rockies Express Pipeline LLC (S)	6.000		01-15-19		100,000	104,938
Sabine Pass Liquefaction LLC (S)	4.200		03-15-28		880,000	891,034
Sabine Pass Liquefaction LLC	5.000		03-15-27		615,000	657,375
Sabine Pass Liquefaction LLC	5.625		02-01-21		100,000	109,372
Sabine Pass Liquefaction LLC	5.750		05-15-24		100,000	111,707
Sabine Pass Liquefaction LLC	5.875		06-30-26		100,000	112,742
Schlumberger Holdings Corp. (S)	4.000		12-21-25		385,000	406,509
SemGroup Corp. (S)	6.375		03-15-25		305,000	301,188
Seven Generations Energy, Ltd. (S)	6.875		06-30-23		125,000	132,188
Seven Generations Energy, Ltd. (S)	6.750		05-01-23		425,000	448,375
SM Energy Company	6.500		01-01-23		350,000	344,750
Spectra Energy Partners LP	2.950		09-25-18		90,000	91,238
Spectra Energy Partners LP	3.375		10-15-26		521,000	512,172
Spectra Energy Partners LP	4.500		03-15-45		35,000	34,701
Sunoco LP	6.375		04-01-23		100,000	106,500
Tallgrass Energy Partners LP (S)	5.500		09-15-24		565,000	573,475
Tapstone Energy LLC (S)	9.750		06-01-22		220,000	217,800
Targa Resources Partners LP	4.250		11-15-23		50,000	49,500
Targa Resources Partners LP (S)	5.125		02-01-25		575,000	595,125
Targa Resources Partners LP	5.250		05-01-23		50,000	51,563
Targa Resources Partners LP	6.750		03-15-24		350,000	379,750
Tesoro Logistics LP	5.250		01-15-25		200,000	211,500
Tesoro Logistics LP	6.125		10-15-21		75,000	78,469
Transcanada Trust (5.300% to 3-15-27, then 3 month LIBOR +3.958%)	5.300		03-15-77		305,000	312,625
Valero Energy Corp.	9.375		03-15-19		20,000	22,522
Western Gas Partners LP	4.000		07-01-22		90,000	93,557
Western Gas Partners LP	5.450		04-01-44		195,000	203,708
Williams Partners LP	4.000		09-15-25		145,000	149,231
Woodside Finance, Ltd. (S)	3.650		03-05-25		215,000	215,262
Woodside Finance, Ltd. (S)	3.700		09-15-26		307,000	306,225
YPF SA (S)	8.750		04-04-24		280,000	321,580
YPF SA (P)(S)	23.083		07-07-20		65,000	73,275
Financials 7.4%						69,570,551
Banks 4.1%
ABN AMRO Bank NV (S)	2.100		01-18-19		200,000	200,383
Akbank TAS	7.500		02-05-18	TRY	700,000	191,593
Akbank TAS (7.200% to 3-16-22, then 5 Year U.S. Swap Rate + 5.026%) (S)	7.200		03-16-27		200,000	210,220
Alliant Holdings Intermediate LLC (S)	8.250		08-01-23		600,000	634,500
Banco Bilbao Vizcaya Argentaria SA	3.000		10-20-20		405,000	412,648
Banco Bilbao Vizcaya Argentaria SA (7.000% to 2-19-19, then 5 Year Euro Swap Rate + 6.155%) (Q)	7.000		02-19-19	EUR	400,000	456,349
Banco de Bogota SA	6.250		05-12-26		200,000	212,700
Banco de Credito del Peru (6.125% to 4-24-22, then 3 month LIBOR + 7.043%)	6.125		04-24-27		20,000	21,994
Banco de Galicia y Buenos Aires SA (8.250% to 7-19-21, then 5 Year CMT + 7.156%) (S)	8.250		07-19-26		400,000	446,620
Banco do Brasil SA (9.000% to 6-18-24, then 3 month LIBOR + 6.362%) (Q)	9.000		06-18-24		200,000	205,940
Banco Hipotecario SA	9.750		11-30-20		50,000	57,520
Banco Hipotecario SA (S)	9.750		11-30-20		50,000	57,520

SEE NOTES TO FUND'S INVESTMENTS33

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Banco Macro SA (S)	17.500		05-08-22	ARS	2,300,000	$141,407
Banco Macro SA (6.750% to 11-4-21, then 5 Year U.S. Swap Rate + 5.463%) (S)	6.750		11-04-26		300,000	309,396
Banco Mercantil del Norte SA (5.750% to 10-4-26, then 5 Year CMT + 4.447%) (S)	5.750		10-04-31		250,000	249,375
Banco Santander Chile (S)	3.875		09-20-22		150,000	156,097
Banco Santander SA	1.375		02-09-22	EUR	100,000	114,435
Banco Santander SA	3.500		04-11-22		400,000	407,950
Bank of America Corp.	1.700		08-25-17		15,000	15,009
Bank of America Corp. (P)	2.316		01-20-23		110,000	111,185
Bank of America Corp.	2.503		10-21-22		45,000	44,400
Bank of America Corp.	2.625		04-19-21		45,000	45,236
Bank of America Corp.	3.248		10-21-27		240,000	232,549
Bank of America Corp.	3.300		01-11-23		530,000	540,125
Bank of America Corp.	3.950		04-21-25		740,000	752,399
Bank of America Corp.	4.000		04-01-24		500,000	524,985
Bank of America Corp.	4.200		08-26-24		415,000	431,610
Bank of America Corp.	5.625		07-01-20		40,000	43,840
Bank of America Corp.	5.650		05-01-18		60,000	62,084
Bank of America Corp.	6.400		08-28-17		215,000	217,488
Bank of America Corp.	6.875		04-25-18		90,000	94,035
Bank of America Corp. (1.379% to 2-7-24 then 3 month EURIBOR + 1.030%)	1.379		02-07-25	EUR	100,000	113,199
Bank of America Corp. (3.824% to 1-20-27, then 3 month LIBOR + 1.575%)	3.824		01-20-28		665,000	677,015
Bank of America Corp. (4.244% to 4-24-37, then 3 month LIBOR + 1.814%)	4.244		04-24-38		405,000	414,106
Banque Federative du Credit Mutuel SA (S)	2.500		10-29-18		225,000	226,737
Barclays Bank PLC	5.140		10-14-20		375,000	403,710
Barclays Bank PLC (S)	6.050		12-04-17		105,000	107,150
Barclays PLC	1.875		12-08-23	EUR	100,000	116,905
Barclays PLC	3.684		01-10-23		295,000	302,780
Barclays PLC	4.836		05-09-28		435,000	446,474
Barclays PLC	5.200		05-12-26		235,000	249,249
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (Q)	7.875		09-15-22	GBP	310,000	434,369
BBVA Bancomer SA (S)	4.375		04-10-24		465,000	481,856
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500		04-11-24	EUR	200,000	236,729
BNP Paribas SA (S)	2.950		05-23-22		200,000	201,482
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (Q)	7.375		08-19-25		355,000	390,056
BPCE SA	1.125		01-18-23	EUR	100,000	114,279
BPCE SA	2.500		12-10-18		250,000	252,210
BPCE SA (S)	3.000		05-22-22		500,000	502,454
BPCE SA (S)	4.500		03-15-25		200,000	205,189
BPCE SA (S)	4.875		04-01-26		360,000	379,164
BPCE SA (S)	5.150		07-21-24		200,000	213,015
Citigroup, Inc.	1.700		04-27-18		40,000	39,984
Citigroup, Inc.	1.800		02-05-18		15,000	15,009
Citigroup, Inc.	1.850		11-24-17		140,000	140,292
Citigroup, Inc. (P)	1.945		01-10-20		115,000	115,727
Citigroup, Inc.	2.050		06-07-19		35,000	35,015
Citigroup, Inc. (P)	2.532		03-30-21		50,000	51,103
Citigroup, Inc.	2.900		12-08-21		105,000	106,219
Citigroup, Inc.	3.500		05-15-23		325,000	331,539
Citigroup, Inc.	4.450		09-29-27		465,000	484,847

34SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	4.600		03-09-26		260,000	$273,778
Citigroup, Inc.	6.250		09-02-19	GBP	45,000	64,750
Citigroup, Inc. (3.887% to 1-10-27, then 3 month LIBOR + 1.563%)	3.887		01-10-28		740,000	754,765
Citizens Bank NA	2.300		12-03-18		250,000	251,114
Cooperatieve Rabobank UA (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500		05-26-26	EUR	100,000	118,905
Credit Agricole SA	1.000		09-16-24	EUR	100,000	113,642
Credit Agricole SA	1.875		12-20-26	EUR	100,000	114,735
Credit Agricole SA (S)	2.750		06-10-20		335,000	339,681
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24		375,000	412,284
Dexia Credit Local SA	0.625		01-21-22	EUR	150,000	172,075
Dexia Credit Local SA	2.125		02-12-25	GBP	200,000	269,254
Discover Bank	3.100		06-04-20		275,000	280,772
DNB Boligkreditt AS	1.875		11-21-22	EUR	165,000	202,818
European Investment Bank	1.250		05-12-25	SEK	5,000,000	590,422
European Investment Bank (S)	6.950		02-06-20	IDR	1,360,000,000	103,588
European Investment Bank	8.000		04-01-20	TRY	315,000	83,823
European Investment Bank	8.750		08-25-17	GBP	70,000	91,936
Export-Import Bank of Korea	2.000		04-30-20	EUR	100,000	118,523
Grupo Financiero Santander Mexico SAB de CV (8.500% to 1-20-22, then 5 Year U.S. Treasury Note + 6.472%) (Q)	8.500		01-20-22		200,000	213,770
Halyk Savings Bank of Kazakhstan JSC	7.250		01-28-21		200,000	220,267
Heta Asset Resolution AG	2.375		12-13-22	EUR	800,000	986,028
HSBC Bank PLC (P)(S)	1.822		05-15-18		215,000	216,047
HSBC Holdings PLC	2.650		01-05-22		200,000	199,799
HSBC Holdings PLC	2.950		05-25-21		225,000	227,889
HSBC Holdings PLC	5.750		12-20-27	GBP	55,000	87,659
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375		01-10-24	EUR	100,000	117,903
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (Q)	6.375		03-30-25		200,000	210,500
ING Bank NV (3.625% to 2-25-21, then 5 Year Euro Swap Rate + 2.250%)	3.625		02-25-26	EUR	100,000	123,492
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125		11-21-23		200,000	204,308
Inter-American Development Bank	4.400		01-26-26	CAD	200,000	174,985
Inter-American Development Bank	7.000		02-04-19	IDR	800,000,000	60,170
Intesa Sanpaolo SpA	1.375		01-18-24	EUR	200,000	223,352
Intesa Sanpaolo SpA	3.625		12-05-22	EUR	100,000	132,723
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (Q)(S)	7.700		09-17-25		705,000	712,931
Islandsbanki HF	1.750		09-07-20	EUR	100,000	115,662
JPMorgan Chase & Co. (P)	1.656		03-09-21		105,000	104,740
JPMorgan Chase & Co. (P)	2.383		10-24-23		995,000	1,010,663
JPMorgan Chase & Co.	2.950		10-01-26		355,000	343,254
JPMorgan Chase & Co.	3.250		09-23-22		160,000	164,288
JPMorgan Chase & Co.	3.300		04-01-26		135,000	134,260
JPMorgan Chase & Co.	3.900		07-15-25		80,000	83,725
JPMorgan Chase & Co.	4.500		01-24-22		333,000	360,429
JPMorgan Chase & Co. (3.782% to 2-1-27, then 3 month LIBOR +1.337%)	3.782		02-01-28		845,000	865,724
KFW	4.700		06-02-37	CAD	100,000	93,175
KFW	4.700		06-02-37	CAD	20,000	18,888
KFW	5.550		06-07-21	GBP	100,000	154,417

SEE NOTES TO FUND'S INVESTMENTS35

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
KFW	6.000		08-20-20	AUD	439,000	$365,708
Landsbankinn HF	1.625		03-15-21	EUR	420,000	484,121
Landwirtschaftliche Rentenbank	2.250		07-23-21	CAD	280,000	213,447
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (Q)	5.125		11-01-26		410,000	420,250
Mitsubishi UFJ Financial Group, Inc. (P)	2.092		02-22-22		65,000	65,371
Nordea Bank AB (S)	4.875		05-13-21		300,000	323,663
Nordea Hypotek AB	1.000		04-08-22	SEK	9,100,000	1,072,474
Realkredit Danmark A/S	2.000		01-01-19	DKK	2,550,000	399,507
Realkredit Danmark A/S	2.000		04-01-24	DKK	2,000,000	328,218
Royal Bank of Scotland Group PLC	3.875		09-12-23		270,000	273,667
Royal Bank of Scotland Group PLC	4.800		04-05-26		625,000	664,409
Santander UK Group Holdings PLC	2.875		10-16-20		330,000	334,604
Santander UK Group Holdings PLC	2.875		08-05-21		330,000	331,137
Santander UK Group Holdings PLC	3.125		01-08-21		260,000	263,979
Santander UK Group Holdings PLC	3.571		01-10-23		200,000	204,262
Sberbank of Russia	6.125		02-07-22		400,000	439,460
Skandinaviska Enskilda Banken AB	1.500		06-17-20	SEK	2,000,000	240,525
Societe Generale SA	5.400		01-30-18	GBP	25,000	33,145
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (Q)(S)	7.375		09-13-21		390,000	419,262
Standard Chartered Bank	7.750		04-03-18	GBP	50,000	67,966
Standard Chartered PLC (S)	2.100		08-19-19		200,000	199,284
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000		10-21-25	EUR	100,000	121,367
Standard Chartered PLC (7.500% to 4-2-22, then 5 Year U.S. Swap Rate + 6.301%) (Q)(S)	7.500		04-02-22		620,000	657,975
SunTrust Banks, Inc.	2.350		11-01-18		105,000	105,776
Swedbank AB (S)	1.750		03-12-18		235,000	235,091
TC Ziraat Bankasi AS	4.750		04-29-21		300,000	301,416
The Bank of East Asia, Ltd. (P)	4.250		11-20-24		200,000	202,851
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) (Q)	5.000		11-01-26		450,000	459,000
The Toronto-Dominion Bank (3.625% to 9-15-26, 5 Year U.S. Swap Rate + 2.205%)	3.625		09-15-31		515,000	508,084
Turkiye Garanti Bankasi AS	7.375		03-07-18	TRY	300,000	81,636
UniCredit Bank Czech Republic & Slovakia AS	0.625		04-30-20	EUR	200,000	225,832
UniCredit SpA	2.000		03-04-23	EUR	100,000	116,018
UniCredit SpA	3.625		01-24-19	EUR	100,000	118,983
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) (Q)	8.000		06-03-24		690,000	698,967
Vnesheconombank	6.800		11-22-25		200,000	225,500
Wells Fargo & Company (P)	2.263		01-24-23		125,000	126,266
Capital markets 1.4%
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23		355,000	396,713
Credit Suisse Group Funding Guernsey, Ltd.	1.250		04-14-22	EUR	200,000	230,040
Credit Suisse Group Funding Guernsey, Ltd.	3.125		12-10-20		405,000	411,172
Garfunkelux Holdco 3 SA	8.500		11-01-22	GBP	120,000	166,983
Garfunkelux Holdco 3 SA (S)	8.500		11-01-22	GBP	250,000	347,882
LPL Holdings, Inc. (S)	5.750		09-15-25		375,000	387,188
Morgan Stanley	1.375		10-27-26	EUR	200,000	219,471
Morgan Stanley (P)	2.003		01-24-19		310,000	312,416
Morgan Stanley (P)	2.436		04-25-18		130,000	131,287

36SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Capital markets (continued)
Morgan Stanley	2.625		11-17-21		1,140,000	$1,142,790
Morgan Stanley	3.125		07-27-26		150,000	145,901
Morgan Stanley	3.625		01-20-27		395,000	398,256
Morgan Stanley	3.700		10-23-24		95,000	97,981
Morgan Stanley	3.750		02-25-23		660,000	688,604
Morgan Stanley	3.875		01-27-26		170,000	175,204
Morgan Stanley	4.350		09-08-26		815,000	851,707
Morgan Stanley	5.000		11-24-25		270,000	295,134
MSCI, Inc. (S)	5.250		11-15-24		200,000	211,180
S&P Global, Inc.	2.500		08-15-18		25,000	25,212
The Goldman Sachs Group, Inc.	1.625		07-27-26	EUR	100,000	111,921
The Goldman Sachs Group, Inc. (P)	2.276		04-26-22		80,000	80,454
The Goldman Sachs Group, Inc.	2.300		12-13-19		60,000	60,219
The Goldman Sachs Group, Inc.	2.750		09-15-20		15,000	15,198
The Goldman Sachs Group, Inc. (P)	2.959		02-25-21		100,000	103,632
The Goldman Sachs Group, Inc.	3.000		04-26-22		410,000	414,547
The Goldman Sachs Group, Inc.	3.500		11-16-26		760,000	754,080
The Goldman Sachs Group, Inc.	4.250		10-21-25		580,000	601,556
The Goldman Sachs Group, Inc.	5.500		10-12-21	GBP	15,000	22,415
The Goldman Sachs Group, Inc.	5.750		01-24-22		635,000	717,659
The Goldman Sachs Group, Inc.	6.150		04-01-18		285,000	295,106
The Goldman Sachs Group, Inc.	6.250		02-01-41		305,000	393,721
The Goldman Sachs Group, Inc.	6.750		10-01-37		435,000	555,505
UBS AG	1.375		04-16-21	EUR	246,000	290,917
UBS Group Funding Switzerland AG (P)(S)	2.406		05-23-23		210,000	212,554
UBS Group Funding Switzerland AG (S)	3.491		05-23-23		775,000	791,227
UBS Group Funding Switzerland AG (S)	4.125		09-24-25		870,000	910,231
Consumer finance 0.5%
Ally Financial, Inc.	5.125		09-30-24		75,000	77,860
Ally Financial, Inc.	5.750		11-20-25		545,000	566,119
American Express Credit Corp.	2.200		03-03-20		110,000	110,769
American Greetings Corp. (S)	7.875		02-15-25		110,000	117,150
Capital One Bank USA NA	3.375		02-15-23		400,000	404,357
Capital One NA	1.850		09-13-19		265,000	263,166
Daimler Finance North America LLC (S)	1.650		05-18-18		150,000	149,994
Discover Financial Services	3.750		03-04-25		420,000	418,260
Discover Financial Services	3.950		11-06-24		190,000	193,105
Discover Financial Services	4.100		02-09-27		515,000	519,908
Discover Financial Services	6.450		06-12-17		265,000	265,258
Discover Financial Services	10.250		07-15-19		245,000	280,039
Navient Corp.	8.000		03-25-20		250,000	276,250
Santander Consumer Finance SA	0.900		02-18-20	EUR	300,000	343,741
SLM Corp.	5.125		04-05-22		60,000	61,500
Springleaf Finance Corp.	8.250		12-15-20		350,000	385,875
Diversified financial services 0.3%
AerCap Ireland Capital DAC	3.500		05-26-22		300,000	308,567
AerCap Ireland Capital DAC	3.950		02-01-22		695,000	726,850
Amigo Luxembourg SA (S)	7.625		01-15-24	GBP	100,000	136,153
Cabot Financial Luxembourg SA (S)	7.500		10-01-23	GBP	150,000	210,713
Emirates NBD Tier 1, Ltd. (5.750% to 5-30-19, then 5 Year U.S. Swap Rate + 4.513%) (Q)	5.750		05-30-19		200,000	204,957

SEE NOTES TO FUND'S INVESTMENTS37

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Diversified financial services (continued)
GAIF Bond Issuer Pty, Ltd. (S)	3.400		09-30-26		125,000	$123,167
GE Capital International Funding Company Unlimited Company	4.418		11-15-35		292,000	314,271
GE Capital UK Funding Company	5.625		04-25-19	GBP	30,000	42,168
Leeds Building Society	2.625		04-01-21	EUR	150,000	179,999
Lincoln Finance, Ltd. (S)	6.875		04-15-21	EUR	100,000	120,620
Proven Honour Capital, Ltd.	4.125		05-19-25		500,000	513,107
RCI Banque SA	3.250		04-25-18	GBP	20,000	26,261
Insurance 1.0%
American International Group, Inc.	3.300		03-01-21		405,000	417,070
Aon PLC	2.800		03-15-21		340,000	342,916
Arch Capital Finance LLC	4.011		12-15-26		150,000	156,079
Aviva PLC (6.875% to 5-22-18, then 3 month EURIBOR + 3.350%)	6.875		05-22-38	EUR	50,000	59,646
AXA SA (3.875% to 10-8-25, then 11 Year Euro Swap Rate + 3.250%) (Q)	3.875		10-08-25	EUR	100,000	121,603
AXA SA (5.250% to 4-16-20, then 3 month EURIBOR + 3.050%)	5.250		04-16-40	EUR	50,000	62,980
Chubb INA Holdings, Inc.	4.350		11-03-45		125,000	136,269
Cloverie PLC (7.500% until 7-24-19, then 3 month EURIBOR + 5.850%)	7.500		07-24-39	EUR	50,000	64,509
CNA Financial Corp.	3.950		05-15-24		365,000	380,474
CNA Financial Corp.	5.875		08-15-20		430,000	475,943
CNA Financial Corp.	6.950		01-15-18		25,000	25,778
CNA Financial Corp.	7.350		11-15-19		35,000	39,203
CNO Financial Group, Inc.	4.500		05-30-20		180,000	186,300
CNO Financial Group, Inc.	5.250		05-30-25		485,000	508,644
First American Financial Corp.	4.600		11-15-24		245,000	248,289
Hub Holdings LLC, PIK (S)	8.125		07-15-19		457,000	458,143
Liberty Mutual Group, Inc. (S)	4.850		08-01-44		845,000	894,933
Marsh & McLennan Companies, Inc.	3.500		03-10-25		215,000	221,341
Marsh & McLennan Companies, Inc.	4.350		01-30-47		70,000	73,635
MetLife, Inc.	5.250		06-29-20	GBP	50,000	73,005
Metropolitan Life Global Funding I (S)	1.500		01-10-18		160,000	160,068
Metropolitan Life Global Funding I	3.500		09-30-26	GBP	100,000	148,684
Nationwide Building Society (S)	3.900		07-21-25		400,000	420,579
Nationwide Building Society (S)	4.000		09-14-26		250,000	250,801
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125		03-20-23	EUR	130,000	150,407
Principal Financial Group, Inc.	4.300		11-15-46		150,000	155,789
Principal Financial Group, Inc. (4.700% to 5-15-20, then 3 month LIBOR + 3.044%)	4.700		05-15-55		670,000	688,425
Principal Life Global Funding II (S)	1.500		04-18-19		45,000	44,615
Provident Companies, Inc.	7.000		07-15-18		75,000	79,135
Prudential Financial, Inc. (5.375% to 5-15-25, then 3 month LIBOR + 3.031%)	5.375		05-15-45		290,000	311,112
Reinsurance Group of America, Inc.	5.000		06-01-21		105,000	114,677
Reinsurance Group of America, Inc.	6.450		11-15-19		390,000	428,521
RSA Insurance Group PLC (5.125% to 10-10-25, then 5 Year U.K. Treasury + 3.852%)	5.125		10-10-45	GBP	100,000	146,597
Trinity Acquisition PLC	3.500		09-15-21		180,000	185,596
Unum Group	3.000		05-15-21		75,000	76,119
Unum Group	5.625		09-15-20		115,000	126,328
Voya Financial, Inc.	2.900		02-15-18		135,000	136,007
Willis North America, Inc.	3.600		05-15-24		640,000	648,964
XLIT, Ltd.	2.300		12-15-18		120,000	120,701

38SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Thrifts and mortgage finance 0.1%
Housing Development Finance Corp., Ltd.	6.875		04-30-20	INR	50,000,000	$759,361
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21		150,000	153,000
Quicken Loans, Inc. (S)	5.750		05-01-25		375,000	375,469
Health care 2.5%						23,855,267
Biotechnology 0.5%
AbbVie, Inc.	1.800		05-14-18		220,000	220,292
AbbVie, Inc.	4.450		05-14-46		340,000	339,347
Baxalta, Inc. (P)	1.936		06-22-18		30,000	30,166
Baxalta, Inc.	2.000		06-22-18		20,000	20,036
Baxalta, Inc.	4.000		06-23-25		260,000	271,558
Biogen, Inc.	2.900		09-15-20		95,000	97,148
Biogen, Inc.	4.050		09-15-25		325,000	343,377
Celgene Corp.	2.125		08-15-18		25,000	25,133
Celgene Corp.	2.300		08-15-18		20,000	20,142
Celgene Corp.	3.625		05-15-24		465,000	481,533
Celgene Corp.	3.875		08-15-25		565,000	590,540
Gilead Sciences, Inc.	3.650		03-01-26		410,000	420,926
Shire Acquisitions Investments Ireland DAC	1.900		09-23-19		210,000	209,215
Shire Acquisitions Investments Ireland DAC	2.400		09-23-21		60,000	59,602
Shire Acquisitions Investments Ireland DAC	2.875		09-23-23		365,000	360,985
Shire Acquisitions Investments Ireland DAC	2.875		09-23-23		200,000	198,241
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26		80,000	78,488
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26		770,000	751,891
Health care equipment and supplies 0.5%
Abbott Laboratories	2.350		11-22-19		175,000	176,070
Abbott Laboratories	2.900		11-30-21		245,000	248,785
Abbott Laboratories	3.400		11-30-23		605,000	618,772
Abbott Laboratories	3.750		11-30-26		570,000	581,346
Becton, Dickinson and Company	2.404		06-05-20		90,000	90,179
Becton, Dickinson and Company	2.675		12-15-19		85,000	86,037
Becton, Dickinson and Company	3.363		06-06-24		270,000	270,810
Becton, Dickinson and Company	3.700		06-06-27		955,000	954,568
Becton, Dickinson and Company	3.734		12-15-24		195,000	198,682
Becton, Dickinson and Company	4.669		06-06-47		615,000	623,786
Danaher Corp.	4.375		09-15-45		245,000	266,221
Hill-Rom Holdings, Inc. (S)	5.750		09-01-23		125,000	131,875
Kinetic Concepts, Inc. (S)	12.500		11-01-21		240,000	269,400
Ortho-Clinical Diagnostics, Inc. (S)	6.625		05-15-22		200,000	191,000
Synlab Unsecured Bondco PLC (S)	8.250		07-01-23	EUR	125,000	157,225
Tenet Healthcare Corp. (P)	4.631		06-15-20		200,000	201,500
Health care providers and services 1.1%
Anthem, Inc.	2.300		07-15-18		85,000	85,543
Anthem, Inc.	3.500		08-15-24		390,000	399,007
Anthem, Inc.	4.650		01-15-43		120,000	127,324
Catholic Health Initiatives	1.600		11-01-17		25,000	24,990
Catholic Health Initiatives	2.600		08-01-18		120,000	120,615
Catholic Health Initiatives	2.950		11-01-22		85,000	82,619
Centene Corp.	6.125		02-15-24		175,000	190,148
Community Health Systems, Inc.	6.250		03-31-23		300,000	309,975
Community Health Systems, Inc.	6.875		02-01-22		440,000	391,050

SEE NOTES TO FUND'S INVESTMENTS39

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
DaVita, Inc.	5.000		05-01-25		425,000	$422,344
DaVita, Inc.	5.125		07-15-24		425,000	432,438
Eagle Holding Company II LLC, PIK (S)	7.625		05-15-22		100,000	103,153
Express Scripts Holding Company	2.250		06-15-19		10,000	10,042
Express Scripts Holding Company	3.000		07-15-23		95,000	94,333
Express Scripts Holding Company	3.300		02-25-21		20,000	20,546
Express Scripts Holding Company	3.400		03-01-27		285,000	274,782
Express Scripts Holding Company	4.500		02-25-26		620,000	651,208
Express Scripts Holding Company	4.800		07-15-46		250,000	248,359
Fresenius Medical Care US Finance, Inc.	6.875		07-15-17		175,000	175,875
HCA, Inc.	3.750		03-15-19		65,000	66,381
HCA, Inc.	5.000		03-15-24		525,000	562,485
HCA, Inc.	5.250		06-15-26		300,000	325,500
HCA, Inc.	5.375		02-01-25		200,000	210,250
Holding Medi-Partenaires SAS	7.000		05-15-20	EUR	100,000	116,289
Humana, Inc.	2.625		10-01-19		75,000	75,982
Humana, Inc.	3.150		12-01-22		281,000	286,270
Humana, Inc.	3.850		10-01-24		300,000	312,080
Humana, Inc.	3.950		03-15-27		70,000	72,885
Humana, Inc.	4.950		10-01-44		830,000	913,363
IASIS Healthcare LLC	8.375		05-15-19		645,000	653,063
Kaiser Foundation Hospitals	3.500		04-01-22		200,000	210,195
Medco Health Solutions, Inc.	4.125		09-15-20		60,000	63,094
Molina Healthcare, Inc.	5.375		11-15-22		225,000	238,781
MPH Acquisition Holdings LLC (S)	7.125		06-01-24		100,000	106,870
Surgery Center Holdings, Inc. (S)	8.875		04-15-21		225,000	240,469
Tenet Healthcare Corp.	6.750		06-15-23		425,000	422,875
Tenet Healthcare Corp. (S)	7.500		01-01-22		200,000	217,725
Tenet Healthcare Corp.	8.125		04-01-22		450,000	475,313
UnitedHealth Group, Inc.	3.750		07-15-25		220,000	232,661
WellCare Health Plans, Inc.	5.250		04-01-25		295,000	310,856
Health care technology 0.0%
Change Healthcare Holdings LLC (S)	5.750		03-01-25		185,000	190,088
Life sciences tools and services 0.1%
Agilent Technologies, Inc.	6.500		11-01-17		35,000	35,635
Life Technologies Corp.	6.000		03-01-20		490,000	537,452
PerkinElmer, Inc.	1.875		07-19-26	EUR	100,000	113,844
Pharmaceuticals 0.3%
Actavis, Inc.	1.875		10-01-17		110,000	110,056
Allergan Funding SCS	2.350		03-12-18		105,000	105,459
Endo Finance LLC (S)	6.000		02-01-25		250,000	224,000
Perrigo Finance Unlimited Company	4.375		03-15-26		285,000	296,722
Teva Pharmaceutical Finance Netherlands III BV	1.400		07-20-18		115,000	114,486
Teva Pharmaceutical Finance Netherlands III BV	1.700		07-19-19		95,000	94,220
Teva Pharmaceutical Finance Netherlands III BV	2.200		07-21-21		240,000	235,290
Teva Pharmaceutical Finance Netherlands III BV	2.800		07-21-23		365,000	354,111
Teva Pharmaceutical Finance Netherlands III BV	3.150		10-01-26		795,000	746,581
Valeant Pharmaceuticals International, Inc. (S)	6.375		10-15-20		415,000	388,544
Valeant Pharmaceuticals International, Inc. (S)	6.500		03-15-22		425,000	446,165

40SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials 2.1%						$20,329,693
Aerospace and defense 0.3%
Bombardier, Inc. (S)	8.750		12-01-21		525,000	582,422
Lockheed Martin Corp.	3.550		01-15-26		245,000	254,771
Lockheed Martin Corp.	3.600		03-01-35		80,000	78,566
Lockheed Martin Corp.	3.800		03-01-45		200,000	195,804
Lockheed Martin Corp.	4.500		05-15-36		535,000	582,040
Rockwell Collins, Inc.	1.950		07-15-19		30,000	30,071
StandardAero Aviation Holdings, Inc. (S)	10.000		07-15-23		750,000	826,875
Air freight and logistics 0.0%
Park-Ohio Industries, Inc. (S)	6.625		04-15-27		110,000	114,813
Airlines 0.4%
Air Canada (S)	7.750		04-15-21		200,000	228,250
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625		01-15-21		68,592	71,418
American Airlines 2013-1 Class C Pass Through Trust (S)	6.125		07-15-18		200,000	206,240
American Airlines 2013-2 Class A Pass Through Trust	4.950		07-15-24		182,682	195,242
American Airlines 2014-1 Class B Pass Through Trust	4.375		04-01-24		58,433	59,018
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24		112,942	110,683
American Airlines 2016-1 Class AA Pass Through Trust	3.575		07-15-29		199,815	203,092
American Airlines 2016-2 Class A Pass Through Trust	3.650		12-15-29		135,000	134,703
American Airlines 2017-1B Class B Pass Through Trust	4.950		08-15-26		250,000	256,550
Continental Airlines 2009-2 Class A Pass Through Trust	7.250		05-10-21		22,780	25,315
Continental Airlines 2012-1 Class A Pass Through Trust	4.150		10-11-25		124,484	130,958
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		02-10-24		70,394	81,163
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750		06-17-21		17,251	18,955
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950		11-23-20		28,532	29,673
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20		28,960	30,480
Delta Air Lines, Inc.	2.875		03-13-20		105,000	106,471
Delta Air Lines, Inc.	3.625		03-15-22		350,000	360,883
Southwest Airlines Company	2.750		11-06-19		110,000	111,774
Southwest Airlines Company	3.000		11-15-26		395,000	384,953
United Airlines 2014-1 Class B Pass Through Trust	4.750		10-11-23		252,771	260,354
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24		445,966	457,115
United Continental Holdings, Inc.	6.375		06-01-18		325,000	339,014
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24		64,328	71,726
US Airways 2012-2 Class A Pass Through Trust	4.625		12-03-26		187,320	198,560
US Airways 2013-1 Class A Pass Through Trust	3.950		05-15-27		197,360	203,774
Building products 0.0%
Masonite International Corp. (S)	5.625		03-15-23		125,000	131,250
NCI Building Systems, Inc. (S)	8.250		01-15-23		150,000	162,563
Commercial services and supplies 0.2%
Advanced Disposal Services, Inc. (S)	5.625		11-15-24		150,000	153,938
Brambles USA, Inc. (S)	4.125		10-23-25		90,000	93,436
HPHT Finance 15, Ltd. (S)	2.250		03-17-18		600,000	600,381
Prime Security Services Borrower LLC (S)	9.250		05-15-23		570,000	623,204
Prosegur Cia de Seguridad SA	2.750		04-02-18	EUR	100,000	114,821
Red de Carreteras de Occidente SAPIB de CV (S)	9.000		06-10-28	MXN	2,000,000	103,334
The ADT Corp.	6.250		10-15-21		200,000	220,000
Construction and engineering 0.1%
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (Q)	3.500		04-21-20		200,000	201,544
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (Q)	3.950		08-01-19		200,000	203,779
Heathrow Funding, Ltd. (S)	4.875		07-15-23		595,000	643,344

SEE NOTES TO FUND'S INVESTMENTS41

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Construction and engineering (continued)
Transurban Finance Company Pty, Ltd.	1.875		09-16-24	EUR	200,000	$236,258
Transurban Finance Company Pty, Ltd. (S)	3.375		03-22-27		60,000	58,848
Transurban Finance Company Pty, Ltd. (S)	4.125		02-02-26		50,000	52,153
Industrial conglomerates 0.2%
Alfa SAB de CV (S)	6.875		03-25-44		200,000	212,500
Alfa SAB de CV	6.875		03-25-44		200,000	212,500
Icahn Enterprises LP	6.250		02-01-22		440,000	458,150
Roper Technologies, Inc.	1.850		11-15-17		100,000	100,099
Roper Technologies, Inc.	2.050		10-01-18		120,000	120,330
Roper Technologies, Inc.	2.800		12-15-21		35,000	35,461
Roper Technologies, Inc.	3.000		12-15-20		20,000	20,482
Roper Technologies, Inc.	3.800		12-15-26		150,000	154,783
Roper Technologies, Inc.	3.850		12-15-25		150,000	155,208
Russian Railways	5.700		04-05-22		400,000	431,653
Machinery 0.2%
Allison Transmission, Inc. (S)	5.000		10-01-24		175,000	179,156
Case New Holland Industrial, Inc.	7.875		12-01-17		23,000	23,633
Fortive Corp. (S)	1.800		06-15-19		10,000	9,956
Grinding Media, Inc. (S)	7.375		12-15-23		75,000	80,906
SIG Combibloc Holdings SCA (S)	7.750		02-15-23	EUR	300,000	361,523
Stanley Black & Decker, Inc.	2.451		11-17-18		230,000	232,282
Wabtec Corp. (S)	3.450		11-15-26		685,000	677,968
Welbilt, Inc.	9.500		02-15-24		75,000	87,000
Road and rail 0.2%
Canadian National Railway Company	3.200		08-02-46		325,000	294,980
ERAC USA Finance LLC (S)	2.800		11-01-18		20,000	20,213
ERAC USA Finance LLC (S)	6.375		10-15-17		145,000	147,449
JB Hunt Transport Services, Inc.	2.400		03-15-19		45,000	45,356
Kansas City Southern	2.350		05-15-20		200,000	200,202
Kansas City Southern	3.125		06-01-26		140,000	134,839
Penske Truck Leasing Company LP (S)	2.500		06-15-19		115,000	115,882
Penske Truck Leasing Company LP (S)	2.875		07-17-18		130,000	131,481
Penske Truck Leasing Company LP (S)	3.375		03-15-18		50,000	50,666
The Hertz Corp.	7.375		01-15-21		60,000	56,550
The Hertz Corp. (S)	7.625		06-01-22		305,000	304,912
The Kenan Advantage Group, Inc. (S)	7.875		07-31-23		150,000	156,375
Watco Companies LLC (S)	6.375		04-01-23		244,000	253,150
Trading companies and distributors 0.3%
Air Lease Corp.	2.125		01-15-18		35,000	35,079
Air Lease Corp.	2.125		01-15-20		95,000	94,950
Air Lease Corp.	3.625		04-01-27		175,000	175,774
American Builders & Contractors Supply Company, Inc. (S)	5.750		12-15-23		125,000	132,500
GATX Corp.	2.375		07-30-18		90,000	90,424
GATX Corp.	2.500		07-30-19		20,000	20,159
GATX Corp.	2.600		03-30-20		75,000	76,042
GATX Corp.	3.250		03-30-25		255,000	251,387
GATX Corp.	4.500		03-30-45		95,000	89,236
GATX Corp.	4.850		06-01-21		225,000	244,911
H&E Equipment Services, Inc.	7.000		09-01-22		200,000	209,140
Park Aerospace Holdings, Ltd. (S)	5.250		08-15-22		260,000	272,838

42SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Trading companies and distributors (continued)
Park Aerospace Holdings, Ltd. (S)	5.500		02-15-24		135,000	$142,172
Reliance Intermediate Holdings LP (S)	6.500		04-01-23		215,000	231,125
United Rentals North America, Inc.	5.500		05-15-27		200,000	205,500
United Rentals North America, Inc.	7.625		04-15-22		36,000	37,575
Univar USA, Inc. (S)	6.750		07-15-23		320,000	335,200
Transportation infrastructure 0.2%
Autoridad del Canal de Panama (S)	4.950		07-29-35		200,000	216,000
Autostrade per l'Italia SpA	6.250		06-09-22	GBP	100,000	156,988
Burlington Northern Santa Fe LLC	4.150		04-01-45		155,000	160,285
Burlington Northern Santa Fe LLC	5.400		06-01-41		155,000	186,928
Delhi International Airport Pvt, Ltd. (S)	6.125		10-31-26		200,000	213,643
DP World, Ltd.	6.850		07-02-37		450,000	538,633
Rumo Luxembourg Sarl (S)	7.375		02-09-24		200,000	206,980
Information technology 2.1%						19,472,767
Communications equipment 0.1%
Brocade Communications Systems, Inc.	4.625		01-15-23		115,000	118,163
CommScope Technologies LLC (S)	6.000		06-15-25		450,000	478,215
Harris Corp.	1.999		04-27-18		120,000	120,223
Harris Corp.	2.700		04-27-20		45,000	45,433
Harris Corp.	3.832		04-27-25		65,000	67,469
Harris Corp.	4.854		04-27-35		190,000	207,378
Hughes Satellite Systems Corp.	6.625		08-01-26		355,000	376,300
Electronic equipment, instruments and components 0.3%
Amphenol Corp.	3.125		09-15-21		200,000	205,308
Arrow Electronics, Inc.	3.000		03-01-18		30,000	30,291
Arrow Electronics, Inc.	3.500		04-01-22		190,000	194,643
Arrow Electronics, Inc.	4.500		03-01-23		185,000	196,723
Arrow Electronics, Inc.	6.875		06-01-18		70,000	73,657
Avnet, Inc.	4.625		04-15-26		105,000	108,531
Avnet, Inc.	4.875		12-01-22		205,000	217,638
CDW LLC	5.000		09-01-25		125,000	128,750
Dell International LLC (S)	7.125		06-15-24		250,000	278,556
Keysight Technologies, Inc.	3.300		10-30-19		665,000	677,958
Keysight Technologies, Inc.	4.600		04-06-27		260,000	273,403
Internet software and services 0.3%
Alibaba Group Holding, Ltd.	3.125		11-28-21		200,000	203,869
Alibaba Group Holding, Ltd.	3.600		11-28-24		675,000	692,142
Baidu, Inc.	2.750		06-09-19		200,000	201,497
eBay, Inc.	2.150		06-05-20		60,000	59,992
Match Group, Inc.	6.375		06-01-24		175,000	190,750
Match Group, Inc.	6.750		12-15-22		292,000	305,870
Rackspace Hosting, Inc. (S)	8.625		11-15-24		150,000	160,125
Tencent Holdings, Ltd. (S)	2.875		02-11-20		255,000	259,056
Tencent Holdings, Ltd.	3.800		02-11-25		325,000	338,476
IT services 0.4%
Alliance Data Systems Corp. (S)	5.875		11-01-21		290,000	300,150
Alliance Data Systems Corp. (S)	6.375		04-01-20		425,000	431,906
Booz Allen Hamilton, Inc. (S)	5.125		05-01-25		195,000	199,388
Fidelity National Information Services, Inc.	1.450		06-05-17		70,000	70,000
Fidelity National Information Services, Inc.	2.250		08-15-21		85,000	84,478

SEE NOTES TO FUND'S INVESTMENTS43

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology (continued)
IT services (continued)
Fidelity National Information Services, Inc.	3.500		04-15-23		210,000	$217,303
First Data Corp. (S)	5.375		08-15-23		375,000	393,750
First Data Corp. (S)	7.000		12-01-23		825,000	888,938
Gartner, Inc. (S)	5.125		04-01-25		120,000	125,400
Visa, Inc.	4.150		12-14-35		585,000	628,826
Visa, Inc.	4.300		12-14-45		320,000	346,085
Xerox Corp.	5.625		12-15-19		50,000	53,683
Semiconductors and semiconductor equipment 0.3%
Advanced Micro Devices, Inc.	7.000		07-01-24		775,000	813,750
Advanced Micro Devices, Inc.	7.500		08-15-22		50,000	55,188
Anstock II, Ltd.	2.125		07-24-17		200,000	199,961
Micron Technology, Inc. (S)	5.250		08-01-23		225,000	231,188
Microsemi Corp. (S)	9.125		04-15-23		325,000	374,563
NXP BV (S)	4.125		06-01-21		275,000	290,125
NXP BV (S)	4.625		06-01-23		300,000	324,000
QUALCOMM, Inc.	2.100		05-20-20		45,000	45,165
QUALCOMM, Inc.	2.600		01-30-23		30,000	30,046
Sensata Technologies UK Financing Company PLC (S)	6.250		02-15-26		325,000	354,250
Software 0.3%
Activision Blizzard, Inc.	4.500		06-15-47		175,000	173,866
CDK Global, Inc. (S)	4.875		06-01-27		270,000	272,869
Microsoft Corp.	4.100		02-06-37		285,000	303,018
Microsoft Corp.	4.200		11-03-35		255,000	274,071
RP Crown Parent LLC (S)	7.375		10-15-24		150,000	155,625
Seagate HDD Cayman	3.750		11-15-18		45,000	46,181
SS&C Technologies Holdings, Inc.	5.875		07-15-23		175,000	187,009
Veritas US, Inc. (S)	7.500		02-01-23		600,000	642,000
Veritas US, Inc. (S)	10.500		02-01-24		800,000	866,000
Technology hardware, storage and peripherals 0.4%
Apple, Inc. (P)	1.680		02-09-22		150,000	151,451
Apple, Inc.	2.250		02-23-21		285,000	288,318
Apple, Inc.	2.500		02-09-22		330,000	334,724
Apple, Inc.	3.000		02-09-24		470,000	480,574
Apple, Inc.	3.050		07-31-29	GBP	100,000	143,791
Apple, Inc.	4.250		02-09-47		60,000	62,824
DXC Technology Company (S)	2.875		03-27-20		70,000	70,980
Harland Clarke Holdings Corp. (S)	6.875		03-01-20		150,000	155,063
Harland Clarke Holdings Corp. (S)	8.375		08-15-22		210,000	222,075
Hewlett Packard Enterprise Company	2.450		10-05-17		70,000	70,186
Hewlett Packard Enterprise Company	2.850		10-05-18		90,000	91,227
Western Digital Corp. (S)	7.375		04-01-23		365,000	399,493
Western Digital Corp.	10.500		04-01-24		1,205,000	1,412,863
Materials 2.6%						24,389,258
Chemicals 0.5%
CF Industries, Inc.	5.375		03-15-44		360,000	324,342
CF Industries, Inc.	7.125		05-01-20		150,000	165,750
CVR Partners LP (S)	9.250		06-15-23		760,000	787,550
Ecolab, Inc.	2.700		11-01-26		95,000	92,105
Equate Petrochemical BV (S)	4.250		11-03-26		200,000	203,512
INEOS Group Holdings SA (S)	5.625		08-01-24		300,000	308,250

44SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Chemicals (continued)
Kissner Holdings LP (S)	8.375		12-01-22		450,000	$461,813
Koppers, Inc. (S)	6.000		02-15-25		95,000	99,988
LyondellBasell Industries NV	5.000		04-15-19		219,000	229,524
Platform Specialty Products Corp. (S)	6.500		02-01-22		200,000	206,000
Platform Specialty Products Corp. (S)	10.375		05-01-21		314,000	348,148
PQ Corp. (S)	6.750		11-15-22		250,000	271,875
Rayonier AM Products, Inc. (S)	5.500		06-01-24		15,000	14,663
Solvay Finance America LLC (S)	4.450		12-03-25		420,000	447,911
The Dow Chemical Company	8.550		05-15-19		140,000	157,906
The Sherwin-Williams Company	2.250		05-15-20		220,000	220,854
Tronox Finance LLC	6.375		08-15-20		325,000	328,250
Construction materials 0.3%
Cemex SAB de CV	7.750		04-16-26		200,000	227,100
Grupo Cementos de Chihuahua SAB de CV (S)	8.125		02-08-20		200,000	207,000
Holcim US Finance Sarl & Cie SCS (S)	5.150		09-12-23		230,000	256,383
Holcim US Finance Sarl & Cie SCS (S)	6.000		12-30-19		280,000	303,855
James Hardie International Finance, Ltd. (S)	5.875		02-15-23		200,000	210,500
Martin Marietta Materials, Inc. (P)	1.822		05-22-20		25,000	25,087
Martin Marietta Materials, Inc. (P)	2.252		06-30-17		130,000	130,081
Martin Marietta Materials, Inc.	3.450		06-01-27		240,000	239,818
Martin Marietta Materials, Inc.	4.250		07-02-24		350,000	368,837
PCF GmbH	7.875		08-01-19	EUR	100,000	116,040
Summit Materials LLC (S)	5.125		06-01-25		130,000	131,625
Vulcan Materials Company	7.500		06-15-21		165,000	195,783
Containers and packaging 0.5%
ARD Finance SA, PIK	6.625		09-15-23	EUR	100,000	119,581
ARD Finance SA, PIK	7.125		09-15-23		825,000	860,228
Ardagh Packaging Finance PLC (S)	7.250		05-15-24		700,000	763,875
BWAY Holding Company (S)	5.500		04-15-24		335,000	342,538
BWAY Holding Company (S)	7.250		04-15-25		305,000	310,338
Cascades, Inc. (S)	5.500		07-15-22		125,000	127,188
Crown Cork & Seal Company, Inc.	7.375		12-15-26		100,000	116,000
Horizon Holdings I SAS	7.250		08-01-23	EUR	100,000	121,286
Horizon Parent Holdings Sarl, PIK (S)	8.250		02-15-22	EUR	270,000	325,295
International Paper Company	3.650		06-15-24		245,000	254,451
International Paper Company	4.400		08-15-47		325,000	325,790
International Paper Company	7.950		06-15-18		185,000	196,609
JH-Holding Finance SA, PIK	8.250		12-01-22	EUR	100,000	122,445
Pactiv LLC	7.950		12-15-25		175,000	192,281
Reynolds Group Issuer, Inc. (P)(S)	4.658		07-15-21		200,000	205,000
Reynolds Group Issuer, Inc.	5.750		10-15-20		225,000	231,188
Reynolds Group Issuer, Inc. (S)	7.000		07-15-24		250,000	269,061
Metals and mining 1.2%
Aleris International, Inc. (S)	9.500		04-01-21		458,000	478,610
ALROSA Finance SA	7.750		11-03-20		200,000	228,153
Anglo American Capital PLC (S)	4.750		04-10-27		200,000	206,500
Arconic, Inc.	5.870		02-23-22		205,000	223,963
Arconic, Inc.	6.150		08-15-20		660,000	724,616
Carpenter Technology Corp.	4.450		03-01-23		185,000	190,132
Carpenter Technology Corp.	5.200		07-15-21		195,000	204,899
Constellium NV (S)	6.625		03-01-25		250,000	241,250

SEE NOTES TO FUND'S INVESTMENTS45

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Metals and mining (continued)
Constellium NV (S)	8.000		01-15-23		250,000	$257,500
FMG Resources August 2006 Pty, Ltd. (S)	4.750		05-15-22		185,000	187,197
FMG Resources August 2006 Pty, Ltd. (S)	5.125		05-15-24		270,000	272,363
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22		675,000	776,925
Freeport-McMoRan, Inc.	4.000		11-14-21		150,000	146,430
Freeport-McMoRan, Inc.	5.400		11-14-34		590,000	522,150
Freeport-McMoRan, Inc.	5.450		03-15-43		535,000	452,407
Fresnillo PLC (S)	5.500		11-13-23		200,000	219,250
Goldcorp, Inc.	2.125		03-15-18		215,000	216,201
Goldcorp, Inc.	3.625		06-09-21		180,000	186,660
Hudbay Minerals, Inc. (S)	7.250		01-15-23		150,000	156,750
Hudbay Minerals, Inc. (S)	7.625		01-15-25		230,000	247,107
Joseph T Ryerson & Son, Inc. (S)	11.000		05-15-22		605,000	686,675
Metalloinvest Finance DAC (S)	4.850		05-02-24		200,000	200,200
New Gold, Inc. (S)	6.250		11-15-22		365,000	375,038
New Gold, Inc. (S)	6.375		05-15-25		175,000	179,393
Novelis Corp. (S)	5.875		09-30-26		175,000	181,125
Novelis Corp. (S)	6.250		08-15-24		300,000	316,080
Nyrstar Netherlands Holdings BV	6.875		03-15-24	EUR	275,000	318,740
Nyrstar Netherlands Holdings BV (S)	8.500		09-15-19	EUR	450,000	559,971
Nyrstar Netherlands Holdings BV	8.500		09-15-19	EUR	200,000	248,896
Petra Diamonds US Treasury PLC (S)	7.250		05-01-22		400,000	414,800
Reliance Steel & Aluminum Company	4.500		04-15-23		130,000	137,503
Southern Copper Corp.	5.250		11-08-42		155,000	151,198
Vale Overseas, Ltd.	5.875		06-10-21		538,000	579,130
Vale Overseas, Ltd.	6.250		08-10-26		300,000	324,000
VM Holding SA (S)	5.375		05-04-27		200,000	198,200
Zekelman Industries, Inc. (S)	9.875		06-15-23		475,000	536,750
Paper and forest products 0.1%
Celulosa Arauco y Constitucion SA	4.500		08-01-24		200,000	205,995
Mercer International, Inc.	7.750		12-01-22		150,000	160,875
Norbord, Inc. (S)	6.250		04-15-23		175,000	186,375
West Fraser Timber Company, Ltd. (S)	4.350		10-15-24		335,000	325,547
Real estate 1.4%						13,160,455
Equity real estate investment trusts 1.1%
Alexandria Real Estate Equities, Inc.	3.950		01-15-28		295,000	301,856
American Campus Communities Operating Partnership LP	3.350		10-01-20		75,000	77,274
American Campus Communities Operating Partnership LP	3.750		04-15-23		185,000	191,970
American Campus Communities Operating Partnership LP	4.125		07-01-24		210,000	220,131
Boston Properties LP	2.750		10-01-26		320,000	302,637
Boston Properties LP	3.650		02-01-26		140,000	142,845
Brixmor Operating Partnership LP	3.850		02-01-25		330,000	329,473
Brixmor Operating Partnership LP	3.875		08-15-22		135,000	139,351
Brixmor Operating Partnership LP	3.900		03-15-27		375,000	372,416
Brixmor Operating Partnership LP	4.125		06-15-26		360,000	364,433
Camden Property Trust	4.875		06-15-23		215,000	234,051
Crown Castle International Corp.	2.250		09-01-21		125,000	123,672
Crown Castle International Corp.	3.400		02-15-21		50,000	51,608
Crown Castle International Corp.	4.450		02-15-26		415,000	442,142
Crown Castle International Corp.	4.750		05-15-47		190,000	193,957

46SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Real estate (continued)
Equity real estate investment trusts (continued)
Crown Castle International Corp.	5.250		01-15-23		155,000	$173,072
Crown Castle Towers LLC (S)	3.222		05-15-42		25,000	25,520
Crown Castle Towers LLC (S)	3.663		05-15-25		120,000	122,548
Crown Castle Towers LLC (S)	6.113		01-15-40		240,000	259,809
DCT Industrial Operating Partnership LP	4.500		10-15-23		215,000	227,651
DDR Corp.	4.250		02-01-26		525,000	517,406
DDR Corp.	4.700		06-01-27		335,000	339,195
DDR Corp.	4.750		04-15-18		40,000	40,748
Equinix, Inc.	5.375		01-01-22		225,000	237,726
Equinix, Inc.	5.375		05-15-27		230,000	242,004
Equinix, Inc.	5.750		01-01-25		125,000	135,000
Essex Portfolio LP	3.375		04-15-26		305,000	300,100
Essex Portfolio LP	3.625		05-01-27		155,000	155,408
Healthcare Realty Trust, Inc.	3.750		04-15-23		115,000	116,600
Healthcare Realty Trust, Inc.	5.750		01-15-21		150,000	164,824
Highwoods Realty LP	3.625		01-15-23		165,000	167,657
Host Hotels & Resorts LP	4.000		06-15-25		205,000	209,284
Iron Mountain Canada Operations ULC (S)	5.375		09-15-23	CAD	250,000	193,628
Iron Mountain Europe PLC (S)	6.125		09-15-22	GBP	200,000	272,507
Kennedy Wilson Europe Real Estate PLC	3.950		06-30-22	GBP	100,000	133,850
Kilroy Realty LP	4.800		07-15-18		45,000	46,122
Kilroy Realty LP	6.625		06-01-20		145,000	161,618
Kimco Realty Corp.	6.875		10-01-19		40,000	44,256
MPT Operating Partnership LP	5.250		08-01-26		25,000	26,250
MPT Operating Partnership LP	6.375		03-01-24		225,000	245,250
Prologis LP	2.250		06-30-29	GBP	100,000	128,768
Regency Centers LP	3.600		02-01-27		95,000	95,916
Simon Property Group LP	2.350		01-30-22		50,000	49,675
Simon Property Group LP	3.300		01-15-26		265,000	265,958
Ventas Realty LP	2.000		02-15-18		75,000	75,131
Ventas Realty LP	4.000		04-30-19		15,000	15,462
VEREIT Operating Partnership LP	3.000		02-06-19		191,000	193,258
VEREIT Operating Partnership LP	4.125		06-01-21		125,000	131,065
VEREIT Operating Partnership LP	4.600		02-06-24		245,000	256,412
VEREIT Operating Partnership LP	4.875		06-01-26		988,000	1,044,563
WEA Finance LLC (S)	1.750		09-15-17		200,000	200,061
WEA Finance LLC (S)	3.750		09-17-24		270,000	275,724
Real estate management and development 0.3%
AV Homes, Inc. (S)	6.625		05-15-22		135,000	137,700
Bestgain Real Estate, Ltd.	2.625		03-13-18		200,000	200,047
BR Malls International Finance, Ltd. (Q)	8.500		07-21-17		45,000	45,090
BR Malls International Finance, Ltd. (Q)(S)	8.500		07-21-17		60,000	60,120
Citycon Treasury BV	2.500		10-01-24	EUR	200,000	243,670
Greystar Real Estate Partners LLC (S)	8.250		12-01-22		275,000	296,313
Inmobiliaria Colonial SA	2.728		06-05-23	EUR	200,000	242,558
IRSA Propiedades Comerciales SA (S)	8.750		03-23-23		275,000	306,763
Societe Fonciere Lyonnaise SA	2.250		11-16-22	EUR	200,000	241,914
The Howard Hughes Corp. (S)	5.375		03-15-25		590,000	608,438

SEE NOTES TO FUND'S INVESTMENTS47

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services 1.9%						$17,691,493
Diversified telecommunication services 1.2%
AT&T, Inc.	2.300		03-11-19		110,000	110,595
CenturyLink, Inc.	7.500		04-01-24		625,000	684,375
Frontier Communications Corp.	8.875		09-15-20		425,000	452,094
Frontier Communications Corp.	10.500		09-15-22		375,000	368,438
Grain Spectrum Funding LLC (S)	4.000		10-10-18		505,000	505,233
GTP Acquisition Partners I LLC (S)	2.350		06-15-20		330,000	323,428
Intelsat Jackson Holdings SA	7.250		10-15-20		585,000	527,963
Intelsat Jackson Holdings SA (S)	8.000		02-15-24		650,000	702,000
Intelsat Jackson Holdings SA (S)	9.500		09-30-22		275,000	327,938
Level 3 Communications, Inc.	5.750		12-01-22		175,000	182,000
Level 3 Financing, Inc.	5.250		03-15-26		125,000	129,961
Level 3 Financing, Inc.	5.375		05-01-25		125,000	131,406
Level 3 Financing, Inc.	5.625		02-01-23		325,000	339,219
Sable International Finance, Ltd. (S)	6.875		08-01-22		400,000	432,500
SFR Group SA	5.625		05-15-24	EUR	100,000	122,001
SmarTone Finance, Ltd.	3.875		04-08-23		200,000	202,732
T-Mobile USA, Inc.	4.000		04-15-22		420,000	435,254
TDF Infrastructure SAS	2.875		10-19-22	EUR	200,000	246,503
Telecom Italia SpA	5.875		05-19-23	GBP	50,000	74,467
Telefonica Emisiones SAU	3.192		04-27-18		150,000	151,792
Telefonica Emisiones SAU	4.103		03-08-27		300,000	310,090
Telefonica Emisiones SAU	4.710		01-20-20	EUR	100,000	126,118
Telefonica Emisiones SAU	5.375		02-02-18	GBP	50,000	66,340
Telefonica Europe BV (4.200% to 12-4-19, then 5 Year Euro Swap Rate + 3.806%) (Q)	4.200		12-04-19	EUR	100,000	118,664
Telesat Canada (S)	8.875		11-15-24		55,000	61,600
UPCB Finance IV, Ltd. (S)	5.375		01-15-25		400,000	415,160
Verizon Communications, Inc.	4.125		08-15-46		310,000	275,427
Verizon Communications, Inc.	4.272		01-15-36		365,000	347,808
Verizon Communications, Inc.	4.500		09-15-20		330,000	353,681
Verizon Communications, Inc.	5.250		03-16-37		1,305,000	1,389,798
Wind Acquisition Finance SA (P)(S)	3.668		07-15-20	EUR	100,000	112,561
Wind Acquisition Finance SA (S)	7.000		04-23-21	EUR	100,000	116,998
Zayo Group LLC (S)	5.750		01-15-27		120,000	126,587
Zayo Group LLC	6.375		05-15-25		475,000	510,625
Wireless telecommunication services 0.7%
CC Holdings GS V LLC	3.849		04-15-23		560,000	588,502
Digicel Group, Ltd. (S)	8.250		09-30-20		615,000	583,481
SBA Tower Trust (S)	2.240		04-16-18		125,000	124,926
SBA Tower Trust (S)	2.898		10-15-44		265,000	266,972
SBA Tower Trust (S)	3.156		10-15-45		360,000	364,198
SBA Tower Trust (S)	3.168		04-15-22		295,000	297,713
SBA Tower Trust (S)	3.598		04-15-43		570,000	570,145
SBA Tower Trust (S)	3.869		04-15-23		360,000	368,177
Sprint Capital Corp.	8.750		03-15-32		395,000	497,947
Sprint Communications, Inc.	7.000		08-15-20		525,000	579,469
Sprint Communications, Inc.	11.500		11-15-21		350,000	449,750
Sprint Corp.	7.250		09-15-21		500,000	567,655
T-Mobile USA, Inc.	6.000		04-15-24		250,000	269,375
T-Mobile USA, Inc.	6.375		03-01-25		125,000	135,469
T-Mobile USA, Inc.	6.500		01-15-24		75,000	81,206

48SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
T-Mobile USA, Inc.	6.500		01-15-26		660,000	$728,475
TBG Global Pte, Ltd.	5.250		02-10-22		200,000	205,989
VimpelCom Holdings BV (S)	7.504		03-01-22		200,000	230,688
Utilities 1.7%						16,076,118
Electric utilities 1.0%
Adani Transmission, Ltd. (S)	4.000		08-03-26		200,000	199,141
Alabama Power Company	3.750		03-01-45		300,000	292,269
American Transmission Systems, Inc. (S)	5.000		09-01-44		100,000	111,321
Appalachian Power Company	4.450		06-01-45		80,000	84,979
Appalachian Power Company	6.375		04-01-36		115,000	144,165
Broadcom Corp. (S)	2.375		01-15-20		130,000	130,239
Broadcom Corp. (S)	3.000		01-15-22		120,000	120,914
Broadcom Corp. (S)	3.625		01-15-24		505,000	514,067
Broadcom Corp. (S)	3.875		01-15-27		430,000	436,363
Comision Federal de Electricidad (S)	4.875		01-15-24		200,000	210,250
DPL, Inc.	7.250		10-15-21		400,000	427,000
Duke Energy Corp.	3.750		09-01-46		175,000	163,752
Duke Energy Progress LLC	3.700		10-15-46		570,000	560,651
Eastern Power Networks PLC	5.750		03-08-24	GBP	30,000	48,510
Empresas Publicas de Medellin ESP	7.625		09-10-24	COP	153,000,000	52,504
Enel Finance International NV (S)	4.750		05-25-47		400,000	402,040
Enel Finance International NV	5.625		08-14-24	GBP	50,000	79,679
Eskom Holdings SOC, Ltd.	7.125		02-11-25		800,000	838,310
Exelon Corp.	1.550		06-09-17		120,000	120,003
FirstEnergy Corp.	2.750		03-15-18		45,000	45,265
FirstEnergy Transmission LLC (S)	4.350		01-15-25		195,000	205,819
Great Plains Energy, Inc.	2.500		03-09-20		60,000	60,596
Great Plains Energy, Inc.	3.150		04-01-22		115,000	116,919
Great Plains Energy, Inc.	4.850		04-01-47		85,000	87,375
IPALCO Enterprises, Inc.	3.450		07-15-20		235,000	238,525
Lamar Funding, Ltd.	3.958		05-07-25		200,000	190,887
Listrindo Capital BV (S)	4.950		09-14-26		200,000	201,750
MidAmerican Energy Company	4.250		05-01-46		175,000	186,543
Monongahela Power Company (S)	5.400		12-15-43		200,000	240,577
NextEra Energy Capital Holdings, Inc.	1.649		09-01-18		30,000	29,945
NextEra Energy Capital Holdings, Inc.	2.056		09-01-17		25,000	25,046
NextEra Energy Capital Holdings, Inc.	2.300		04-01-19		30,000	30,162
Pennsylvania Electric Company	6.150		10-01-38		180,000	214,127
PPL Capital Funding, Inc.	1.900		06-01-18		55,000	55,048
Public Service Company of Oklahoma	5.150		12-01-19		35,000	37,422
Ruwais Power Company PJSC	6.000		08-31-36		200,000	229,400
San Diego Gas & Electric Company	1.914		02-01-22		46,429	46,008
Southern Power Company	1.850		12-01-17		25,000	25,031
State Grid Overseas Investment 2014, Ltd.	4.125		05-07-24		200,000	211,926
State Grid Overseas Investment 2016, Ltd. (S)	2.250		05-04-20		220,000	219,481
State Grid Overseas Investment 2016, Ltd. (S)	2.750		05-04-22		520,000	519,005
The Southern Company	1.550		07-01-18		30,000	29,919
The Southern Company	1.850		07-01-19		100,000	99,743
The Southern Company	2.350		07-01-21		20,000	19,894
The Southern Company	2.950		07-01-23		295,000	293,871

SEE NOTES TO FUND'S INVESTMENTS49

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
The Southern Company	3.250		07-01-26	67,000	$65,768
The Southern Company	4.250		07-01-36	280,000	279,878
The Southern Company	4.400		07-01-46	425,000	423,354
Zhejiang Energy Group Hong Kong, Ltd.	2.300		09-30-17	200,000	199,987
Gas utilities 0.2%
AmeriGas Partners LP	5.500		05-20-25	275,000	278,438
AmeriGas Partners LP	5.625		05-20-24	25,000	25,685
Ferrellgas LP	6.500		05-01-21	305,000	295,850
Ferrellgas LP	6.750		01-15-22	60,000	57,900
Ferrellgas LP	6.750		06-15-23	75,000	72,563
Ferrellgas Partners LP (S)	8.625		06-15-20	140,000	135,800
ONEOK, Inc.	4.250		02-01-22	135,000	139,388
Panhandle Eastern Pipe Line Company LP	6.200		11-01-17	15,000	15,266
Perusahaan Gas Negara Persero Tbk PT	5.125		05-16-24	200,000	215,031
Southern Gas Corridor CJSC	6.875		03-24-26	300,000	331,590
Suburban Propane Partners LP	5.500		06-01-24	90,000	90,225
Independent power and renewable electricity producers 0.4%
AES Corp. (P)	4.202		06-01-19	25,000	25,063
AES Corp.	5.500		03-15-24	425,000	440,938
AES Corp.	6.000		05-15-26	200,000	214,000
Calpine Corp.	5.375		01-15-23	325,000	318,094
Calpine Corp.	5.500		02-01-24	240,000	231,600
Dynegy, Inc.	5.875		06-01-23	115,000	108,244
Dynegy, Inc.	7.375		11-01-22	395,000	389,075
Exelon Generation Company LLC	2.950		01-15-20	85,000	86,576
NRG Energy, Inc.	6.625		03-15-23	500,000	515,050
NRG Energy, Inc.	6.625		01-15-27	645,000	633,713
NRG Energy, Inc.	7.250		05-15-26	670,000	685,075
Multi-utilities 0.1%
Consolidated Edison Company of New York, Inc.	3.850		06-15-46	285,000	282,902
Dominion Energy, Inc. (S)	1.500		09-30-18	50,000	49,651
Dominion Energy, Inc.	1.875		01-15-19	25,000	24,969
Dominion Energy, Inc. (S)	2.125		02-15-18	110,000	110,052
Dominion Energy, Inc.	2.579		07-01-20	150,000	151,143
Dominion Energy, Inc.	2.962		07-01-19	25,000	25,378
Enable Oklahoma Intrastate Transmission LLC (S)	6.250		03-15-20	70,000	75,543
NiSource Finance Corp.	4.375		05-15-47	175,000	179,011
Sempra Energy	2.850		11-15-20	125,000	126,629
Teco Energy, Inc. (P)	1.755		04-10-18	180,000	180,248
Convertible bonds 0.0%					$263,728
(Cost $128,587)
Consumer discretionary 0.0%					31,809
Automobiles 0.0%
Tesla, Inc.	0.250		03-01-19	29,000	31,809
Information technology 0.0%					231,919
Internet software and services 0.0%
MercadoLibre, Inc.	2.250		07-01-19	105,000	231,919

50SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Municipal bonds 0.3%						$3,195,902
(Cost $2,989,004)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720			12-01-38	165,000	200,739
City of Chicago (Illinois)	6.395			01-01-40	150,000	201,189
City of New York (New York)	6.271			12-01-37	115,000	152,527
Commonwealth of Puerto Rico, Series A (H)	8.000			07-01-35	375,000	227,344
Denver City & County School District No. 1 (Colorado)	4.242			12-15-37	130,000	135,949
District of Columbia	5.591			12-01-34	40,000	49,850
East Bay Municipal Utility District (California)	5.874			06-01-40	135,000	173,818
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995			07-01-20	265,000	272,044
Florida State Board of Administration Finance Corp.	2.163			07-01-19	170,000	171,324
JobsOhio Beverage System	4.532			01-01-35	125,000	136,959
Los Angeles Department of Airports (California)	7.053			05-15-40	185,000	258,909
Maryland State Transportation Authority	5.888			07-01-43	125,000	162,618
Metropolitan Transportation Authority (New York)	7.336			11-15-39	55,000	82,508
North Carolina Eastern Municipal Power Agency	1.561			07-01-17	75,000	75,014
North Carolina Eastern Municipal Power Agency	2.003			07-01-18	5,000	5,024
Port Authority of New York & New Jersey	4.458			10-01-62	340,000	365,429
South Carolina State Public Service Authority	4.322			12-01-27	260,000	264,597
State of Oregon	5.892			06-01-27	60,000	72,749
University of California (P)	1.495			07-01-41	85,000	85,000
University of California	4.131			05-15-45	60,000	60,429
Virginia Commonwealth Transportation Board	5.350			05-15-35	35,000	41,882
Term loans (M) 7.4%						$69,348,316
(Cost $69,092,295)
Consumer discretionary 1.6%						14,747,354
Auto components 0.1%
American Axle & Manufacturing, Inc.	3.280			04-06-24	170,000	169,682
K&N Parent, Inc.	5.795			10-19-23	99,750	99,999
TI Group Automotive Systems LLC	3.795			06-30-22	123,125	123,664
Truck Hero, Inc. (T)			TBD	04-21-24	155,000	153,983
Truck Hero, Inc. (T)			TBD	04-17-25	50,000	49,542
Automobiles 0.0%
CH Hold Corp.	4.000			02-01-24	90,848	91,454
CH Hold Corp.	8.250			02-01-25	90,000	92,138
Diversified consumer services 0.2%
Laureate Education, Inc. (T)			TBD	04-26-24	485,000	485,868
Nord Anglia Education Finance LLC	4.702			03-31-21	460,874	460,874
Standard Aero, Ltd.	4.750			07-07-22	246,250	248,097
WASH Multifamily Laundry Systems LLC	4.295			05-14-22	29,284	29,248
WASH Multifamily Laundry Systems LLC	4.297			05-14-22	167,215	167,006
Hotels, restaurants and leisure 0.3%
American Casino & Entertainment Properties LLC	4.294			07-07-22	29,633	29,782
AMF Bowling Centers, Inc.	6.045			08-17-23	173,061	174,792
Boyd Gaming Corp.	3.449			09-15-23	94,387	94,795
CCM Merger, Inc.	3.826			08-08-21	175,566	176,507
CityCenter Holdings LLC (T)			TBD	04-18-24	330,000	331,238
Eldorado Resorts LLC	3.243			04-17-24	160,000	159,501
Equinox Holdings, Inc.	4.295			03-08-24	50,000	50,427
Equinox Holdings, Inc.	8.045			09-06-24	85,000	86,417
Four Seasons Hotels, Ltd.	4.147			11-30-23	174,563	176,418
Intrawest Operations Group LLC	4.545			12-09-20	117,573	118,072
KFC Holding Company	2.999			06-16-23	223,875	225,135

SEE NOTES TO FUND'S INVESTMENTS51

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
La Quinta Intermediate Holdings LLC	3.908			04-14-21	170,937	$171,827
Life Time Fitness, Inc.	4.045			06-10-22	592,373	593,854
Playa Resorts Holding BV	4.170			04-05-24	130,000	130,233
Sabre GLBL, Inc.	3.795			02-22-24	114,713	115,860
Scientific Games International, Inc.	5.062			10-01-21	386,203	391,996
Station Casinos LLC	3.500			06-08-23	119,584	119,475
World Triathlon Corp.	5.397			06-26-21	97,494	97,372
Household durables 0.1%
Serta Simmons Bedding LLC	4.586			11-08-23	502,813	504,321
Serta Simmons Bedding LLC	9.179			11-08-24	450,000	453,938
Leisure products 0.0%
SRAM LLC	4.601			03-15-24	199,095	199,593
Media 0.6%
Advantage Sales & Marketing, Inc.	4.295			07-23-21	97,500	96,386
Altice Financing SA	3.908			07-15-25	300,000	300,126
Altice US Finance I Corp.	3.283			07-15-25	145,000	144,690
Altice US Finance I Corp.	3.982			01-15-25	321,756	321,068
CBS Radio, Inc. (T)			TBD	10-17-23	125,000	125,729
Charter Communications Operating LLC	3.295			01-15-24	222,750	224,142
Creative Artists Agency LLC	4.500			02-15-24	69,825	70,698
CSC Holdings LLC	3.249			07-15-25	388,125	387,252
Delta 2 Lux Sarl	4.568			02-01-24	927,650	928,392
Delta 2 Lux Sarl	8.068			07-29-22	112,500	113,039
Entercom Radio LLC	4.550			11-01-23	95,417	95,804
iHeartCommunications, Inc.	7.795			01-30-19	875,000	718,961
JD Power & Associates	5.295			09-07-23	124,375	124,997
Lions Gate Entertainment Corp.	3.995			12-08-23	135,000	135,633
Mission Broadcasting, Inc.	3.999			01-17-24	23,200	23,399
NEP	4.295			01-22-20	171,301	171,515
NEP, PIK	10.000			07-22-20	25,000	25,344
Nexstar Broadcasting, Inc.	3.999			01-17-24	236,800	238,829
Townsquare Media, Inc.	4.045			04-01-22	195,551	196,122
Univision Communications, Inc.	3.795			03-15-24	650,278	644,673
Virgin Media Bristol LLC	3.739			01-31-25	175,000	175,711
WideOpenWest Finance LLC	4.701			08-18-23	213,691	214,832
William Morris Endeavor Entertainment LLC	8.295			05-06-22	166,667	168,055
WMG Acquisition Corp.	3.750			11-01-23	50,000	50,081
Multiline retail 0.1%
BJ's Wholesale Club, Inc.	4.750			02-03-24	200,000	199,584
BJ's Wholesale Club, Inc.	8.500			02-03-25	155,000	156,841
Dollar Tree, Inc.	4.250			07-06-22	175,000	176,642
Specialty retail 0.2%
Academy, Ltd.	5.126			07-01-22	1,106,778	890,403
Harbor Freight Tools USA, Inc.	4.295			08-19-23	148,937	148,814
Jo-Ann Stores LLC	6.391			10-20-23	780,664	783,107
KAR Auction Services, Inc.	4.500			03-09-23	123,172	123,377
Consumer staples 0.4%						3,299,865
Beverages 0.0%
Constellation Brands, Inc.	4.887			12-15-23	49,875	50,093

52SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing 0.1%
Albertsons LLC	4.401			12-22-22	297,880	$299,834
Nomad Foods Europe Midco, Ltd.	3.760			04-18-24	105,000	105,525
Rite Aid Corp.	5.750			08-21-20	525,000	526,748
Safeway, Inc.	5.760			08-19-23	149,250	149,623
Food products 0.2%
Brightview Landscapes LLC	4.027			12-18-20	364,045	364,249
Candy Intermediate Holdings, Inc.	5.647			06-15-23	63,374	60,087
Chobani LLC	5.295			10-07-23	164,688	166,850
Hostess Brands LLC	4.000			08-03-22	197,814	199,191
Post Holdings, Inc. (T)			TBD	05-24-24	250,000	251,290
Royal Holdings, Inc.	4.397			06-19-22	197,935	200,039
Royal Holdings, Inc.	8.647			06-19-23	41,379	41,276
Shearer's Foods LLC	5.084			06-30-21	171,482	170,839
Shearer's Foods LLC	7.897			06-30-22	215,000	206,400
The Brickman Group, Ltd.	7.500			12-17-21	58,511	58,632
US Foods, Inc.	3.795			06-27-23	148,557	149,710
Household products 0.1%
Reynolds Group Holdings, Inc.	4.045			02-05-23	160,911	161,664
Personal products 0.0%
Albea Beauty Holdings SA (T)			TBD	03-09-24	110,000	109,450
Kirk Beauty One GmbH	3.250			08-13-22	25,000	28,365
Energy 0.5%						4,511,680
Energy equipment and services 0.0%
EFS Cogen Holdings I LLC	4.650			06-28-23	213,107	213,214
Hercules Offshore, Inc. (H)	10.500			05-06-20	191,934	143,951
Oil, gas and consumable fuels 0.5%
California Resources Corp.	11.375			12-31-21	315,000	348,273
CGG Holding US, Inc.	6.345			05-15-19	942,786	930,219
Chesapeake Energy Corp.	8.686			08-23-21	200,000	215,500
Eastern Power LLC	5.045			10-02-23	188,144	186,773
EMG Utica LLC	4.897			03-27-20	106,518	106,917
ExGen Renewables I LLC	5.410			02-08-21	739,198	741,046
Fieldwood Energy LLC	3.920			10-01-18	151,473	146,171
Fieldwood Energy LLC	8.045			08-31-20	185,000	176,675
Fieldwood Energy LLC	8.375			09-30-20	85,000	75,367
Fieldwood Energy LLC	8.375			09-30-20	430,000	316,050
Foresight Energy LLC	6.795			03-28-22	235,000	223,104
Granite Acquisition, Inc.	5.147			12-19-21	124,573	124,573
MEG Energy Corp.	4.627			12-31-23	119,903	119,513
Oxbow Carbon LLC	4.545			01-19-20	50,000	50,500
Oxbow Energy Solutions LLC	8.045			01-17-20	75,000	75,094
Terra-Gen Finance Company LLC	5.295			12-09-21	344,584	318,740
Financials 0.9%						8,249,129
Banks 0.0%
Freedom Mortgage Corp.	6.862			02-23-22	40,000	40,500
Capital markets 0.1%
Capital Automotive LP	4.029			03-24-24	45,000	45,351
Capital Automotive LP	7.029			03-24-25	305,000	311,100
Focus Financial Partners LLC (T)			TBD	05-22-24	75,000	75,469

SEE NOTES TO FUND'S INVESTMENTS53

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
LPL Holdings, Inc.	3.765			03-10-24	30,000	$30,131
Onex Wizard Acquisition Company II SCA	4.045			03-13-22	212,741	214,217
Optiv Security, Inc.	4.438			02-01-24	24,164	23,912
Optiv Security, Inc.	8.438			02-01-25	15,000	14,775
Virtus Investment Partners, Inc. (T)			TBD	02-28-24	75,000	76,125
Diversified financial services 0.1%
AlixPartners LLP	4.150			04-04-24	90,000	90,548
Bronco Midstream Funding LLC	5.172			08-15-20	72,925	73,654
Frank Russell Company	6.795			06-01-23	29,925	30,374
Lux Finco	4.533			10-14-22	102,812	102,941
NFP Corp.	4.647			01-08-24	324,188	326,078
TKC Holdings, Inc.	4.750			02-01-23	65,000	65,271
TKC Holdings, Inc.	8.500			02-01-24	35,000	35,175
UFC Holdings LLC	4.260			08-18-23	174,125	174,996
UFC Holdings LLC	8.510			08-18-24	125,000	127,188
USI, Inc. (T)			TBD	05-16-24	280,000	279,510
Insurance 0.7%
Acrisure LLC	6.147			11-22-23	465,000	468,925
Alliant Holdings I LLC	4.417			08-12-22	393,805	394,227
Asurion LLC	4.045			11-03-23	490,019	493,488
Asurion LLC	4.295			07-08-20	343,229	344,431
Asurion LLC	4.295			08-04-22	1,077,135	1,082,326
Asurion LLC	8.545			03-03-21	1,825,000	1,842,338
HUB International, Ltd.	4.172			10-02-20	345,880	347,665
New Asurion Corp.	5.022			08-31-21	400,000	412,668
Sedgwick Claims Management Services, Inc.	4.397			03-01-21	173,936	174,371
Sedgwick Claims Management Services, Inc.	6.795			02-28-22	550,000	551,375
Health care 0.6%						6,068,330
Health care equipment and supplies 0.0%
Kinetic Concepts, Inc.	4.397			02-02-24	124,436	122,686
Health care providers and services 0.3%
ATI Holdings Acquisition, Inc.	5.650			05-10-23	99,250	100,201
Catalent Pharma Solutions, Inc.	3.795			05-20-21	212,745	214,932
CHG Healthcare Services, Inc.	4.921			06-07-23	74,250	74,900
Community Health Systems, Inc.	3.798			12-31-19	117,957	118,016
Community Health Systems, Inc.	4.048			01-27-21	84,648	84,661
Envision Healthcare Corp.	4.150			12-01-23	623,438	629,828
Epic Health Services, Inc.	5.339			03-18-24	130,000	129,675
ExamWorks Group, Inc.	4.294			07-27-23	174,126	175,324
HC Group Holdings III, Inc.	6.045			04-07-22	24,563	24,194
HCA Healthcare, Inc.	3.045			03-17-23	198,500	199,199
IASIS Healthcare LLC (T)			TBD	02-16-21	154,036	155,384
inVentiv Group Holdings, Inc.	4.804			11-09-23	473,813	476,381
MPH Acquisition Holdings LLC	4.897			06-07-23	320,447	321,075
Onex Schumacher Finance LP	5.045			07-31-22	73,999	73,999
US Renal Care, Inc.	5.397			12-31-22	136,654	133,409
US Renal Care, Inc.	9.147			12-31-23	75,000	70,500
VEDICI (T)			TBD	10-31-22	25,000	28,359
Health care technology 0.2%
Change Healthcare Holdings LLC	3.795			03-01-24	1,035,000	1,038,105

54SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care technology (continued)
Press Ganey Holdings, Inc.	4.295		10-21-23	349,125	$349,561
Press Ganey Holdings, Inc.	8.295		10-21-24	125,000	127,579
Life sciences tools and services 0.0%
Albany Molecular Research, Inc.	5.906		07-16-21	124,055	124,676
DPx Holdings BV	4.406		04-20-24	195,710	196,493
Pharmaceuticals 0.1%
Endo Luxembourg Finance Company I Sarl	5.313		04-29-24	95,000	96,604
Genoa a QoL Healthcare Company LLC	4.897		10-28-23	174,125	174,778
Pharmaceutical Product Development LLC	4.328		08-18-22	150,866	151,013
Valeant Pharmaceuticals International, Inc.	5.750		04-01-22	665,158	676,798
Industrials 0.7%					6,563,888
Aerospace and defense 0.0%
DigitalGlobe, Inc.	3.795		01-15-24	99,750	99,875
Air freight and logistics 0.2%
Uber Technologies, Inc.	5.010		07-13-23	1,840,750	1,820,502
Airlines 0.0%
American Airlines, Inc.	3.489		12-14-23	25,000	25,043
Building products 0.1%
C.H.I. Overhead Doors, Inc.	4.295		07-29-22	342,255	341,827
HNC Holdings, Inc.	5.545		10-05-23	99,750	100,914
Jeld-Wen, Inc.	4.147		07-01-22	114,236	115,464
Commercial services and supplies 0.1%
Americold Realty Trust, Inc.	4.795		12-01-22	97,502	98,538
Armor Holding II LLC	5.750		06-26-20	149,278	149,091
Metal Services LLC	8.647		06-30-19	24,936	25,051
Neff Rental LLC	7.543		06-09-21	112,140	112,187
Prime Security Services Borrower LLC	4.294		05-02-22	199,126	200,727
Construction and engineering 0.0%
Pike Corp.	4.800		03-01-24	50,000	50,438
Pike Corp.	9.050		09-02-24	25,000	25,313
USIC Holdings, Inc.	5.170		12-08-23	74,813	75,280
Machinery 0.2%
Columbus McKinnon Corp.	4.147		01-31-24	68,034	68,374
Filtration Group Corp.	4.295		11-21-20	873,220	877,368
Gardner Denver, Inc.	4.568		07-30-20	315,785	316,344
Gates Global LLC	4.408		04-01-24	125,000	125,481
Global Brass & Copper, Inc.	5.313		07-18-23	124,375	125,619
Husky Injection Molding Systems, Ltd.	4.295		06-30-21	250,030	251,568
Milacron LLC	4.045		09-28-23	114,713	114,999
Navistar, Inc.	5.000		08-07-20	406,858	413,298
Welbilt, Inc.	4.033		03-03-23	129,184	130,369
Trading companies and distributors 0.1%
Avolon Holdings, Ltd.	3.760		03-20-22	435,000	440,407
Beacon Roofing Supply, Inc.	3.749		10-01-22	49,250	49,509
HD Supply, Inc.	3.897		08-13-21	63,849	64,248
Univar USA, Inc.	3.795		07-01-22	344,761	346,054

SEE NOTES TO FUND'S INVESTMENTS55

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Information technology 1.5%						$14,145,509
Communications equipment 0.0%
CommScope, Inc.	3.702			12-29-22	43,850	44,003
Riverbed Technology, Inc.	4.300			04-24-22	97,210	95,928
Electronic equipment, instruments and components 0.0%
Dell International LLC	3.550			09-07-23	124,438	125,142
Zebra Technologies Corp.	3.600			10-27-21	142,310	143,386
Internet software and services 0.4%
Ancestry.com Operations, Inc.	4.250			10-19-23	915,750	923,305
Ancestry.com Operations, Inc.	9.260			10-19-24	350,000	358,460
Cision US, Inc.	7.147			06-16-23	248,125	249,800
EIG Investors Corp.	6.179			02-09-23	184,056	184,402
EIG Investors Corp.	6.680			11-09-19	392,897	393,388
Go Daddy Operating Company LLC	3.412			02-15-24	222,523	223,163
Go Daddy Operating Company LLC	3.545			02-15-24	372,477	373,550
GTT Communications, Inc.	5.063			01-09-24	49,875	50,436
Hyland Software, Inc. (T)			TBD	07-12-25	25,000	25,375
Hyland Software, Inc.	4.295			07-01-22	209,275	210,756
Match Group, Inc.	4.277			11-16-22	321,563	324,579
Rackspace Hosting, Inc.	4.672			11-03-23	598,500	601,744
IT services 0.3%
First Data Corp.	3.988			03-24-21	659,405	662,808
First Data Corp.	4.029			07-10-22	613,848	617,427
Gartner, Inc.	3.045			04-05-24	80,000	80,600
Global Payments, Inc.	3.493			04-22-23	51,644	51,913
Infogroup, Inc.	6.345			03-27-23	70,000	69,825
Presidio LLC	4.398			02-02-22	41,564	41,915
Tempo Acquisition LLC	3.995			05-01-24	105,000	105,337
TierPoint LLC	4.795			05-06-24	125,000	125,118
TierPoint LLC	5.295			11-10-21	24,438	24,460
TierPoint LLC	5.500			12-02-21	197,873	198,059
TierPoint LLC	6.345			12-02-22	25,000	25,094
TierPoint LLC	8.295			05-05-25	75,000	75,281
Travelport Finance Luxembourg Sarl	4.432			09-02-21	262,804	264,045
WEX, Inc.	4.545			07-01-23	99,250	100,010
Semiconductors and semiconductor equipment 0.0%
Cavium, Inc.	3.279			08-16-22	87,464	87,683
MKS Instruments, Inc.	3.795			05-01-23	92,153	92,844
Software 0.6%
AssuredPartners, Inc.	4.500			10-21-22	233,753	233,851
AssuredPartners, Inc., PIK	10.000			10-20-23	25,000	25,396
Information Resources, Inc.	5.260			01-18-24	250,000	252,265
Information Resources, Inc.	9.260			12-16-24	50,000	49,813
Kronos, Inc.	4.680			11-01-23	195,000	196,765
Kronos, Inc.	5.169			11-01-23	648,375	654,243
Kronos, Inc.	9.420			11-01-24	335,000	347,981
Misys Europe SA (T)			TBD	04-27-24	95,000	95,182
Misys Europe SA (T)			TBD	04-27-25	210,000	214,043
Renaissance Learning, Inc.	4.897			04-09-21	95,809	96,229
RP Crown Parent LLC	4.545			10-12-23	199,375	201,020
SCS Holdings, Inc.	6.345			10-30-22	93,577	94,366
Seattle Spinco (T)			TBD	04-19-24	965,000	964,402

56SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
SolarWinds Holdings, Inc.	4.545			02-05-23	496,256	$498,514
Solera LLC	4.295			03-03-23	49,937	50,259
SS&C European Holdings Sarl	3.295			07-08-22	9,948	10,005
SS&C Technologies, Inc.	3.295			07-08-22	143,148	143,965
Trader Corp.	4.290			09-28-23	225,000	225,187
Veritas US, Inc.	6.772			01-27-23	1,290,862	1,291,675
Technology hardware, storage and peripherals 0.2%
CCC Information Services, Inc.	4.041			04-27-24	90,000	89,730
CCC Information Services, Inc.	7.791			04-27-25	255,000	260,498
Cologix, Inc.	4.010			03-20-24	210,000	209,563
Cologix, Inc.	8.010			03-20-25	250,000	250,625
CPI Acquisition, Inc.	5.834			08-17-22	129,799	114,710
Harland Clarke Holdings Corp.	6.631			02-09-22	30,000	29,970
Harland Clarke Holdings Corp.	7.147			12-31-21	146,918	147,469
Oberthur Technologies	4.897			01-10-24	28,421	28,542
Western Digital Corp.	3.783			04-29-23	415,833	419,405
Materials 0.6%						5,425,407
Chemicals 0.2%
ASP Chromaflo Dutch I BV	5.045			11-18-23	70,483	70,704
ASP Chromaflo Intermediate Holdings, Inc.	5.045			11-18-23	54,204	54,374
ASP Chromaflo Intermediate Holdings, Inc.	9.045			11-14-24	75,000	74,438
Charter Nex US Holdings, Inc.	4.294			05-10-24	115,000	115,179
Ineos US Finance LLC	3.795			04-01-24	34,913	35,189
Inovyn Finance PLC	4.500			05-15-21	74,438	84,496
KRATON Polymers LLC	5.045			01-06-22	121,322	122,829
MacDermid, Inc.	4.545			06-07-20	290,552	293,156
MacDermid, Inc.	5.000			06-07-23	20,864	20,987
Methanol Holdings Trinidad, Ltd.	4.545			06-30-22	105,000	104,738
Minerals Technologies, Inc.	4.750			05-09-21	100,000	101,250
New Arclin US Holding Corp.	5.670			02-14-24	45,000	45,478
PQ Corp.	5.295			11-04-22	223,315	225,792
Solenis International LP	4.452			07-31-21	145,449	145,865
Solenis International LP	7.952			07-31-22	650,000	649,597
Construction materials 0.1%
Quikrete Holdings, Inc.	3.795			11-15-23	99,750	99,351
Summit Materials LLC	3.795			07-17-22	466,688	471,210
Containers and packaging 0.2%
Anchor Glass Container Corp.	4.264			12-07-23	99,750	100,409
Berry Plastics Corp.	3.523			10-01-22	138,107	139,143
BWAY Corp.	4.245			04-03-24	630,000	629,080
Consolidated Container Company LLC (T)			TBD	05-09-24	35,000	35,184
Kloeckner Pentaplast of America, Inc.	4.397			04-28-20	148,189	148,745
NPC International, Inc.	4.510			04-19-24	40,000	40,267
PPC Industries, Inc.	4.679			05-08-24	25,000	25,031
Proampac PG Borrower LLC	5.098			11-18-23	149,688	151,933
TricorBraun, Inc.	4.897			11-30-23	158,569	159,808
Metals and mining 0.1%
Fairmount Santrol, Ltd.	4.647			09-05-19	596,907	581,614
Signode Industrial Group US, Inc.	3.839			05-04-21	47,500	47,658
Zekelman Industries, Inc.	4.656			06-14-21	446,880	450,902

SEE NOTES TO FUND'S INVESTMENTS57

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Materials (continued)
Paper and forest products 0.0%
Flex Acquisition Company, Inc.	4.398			12-29-23	200,000	$201,000
Real estate 0.0%						206,831
Equity real estate investment trusts 0.0%
Equinix, Inc.	3.250			01-05-24	25,000	28,347
Equinix, Inc.	3.545			01-06-23	49,500	49,809
Equinix, Inc.	6.345			01-06-23	99,124	128,675
Telecommunication services 0.3%						3,273,338
Diversified telecommunication services 0.2%
CenturyLink, Inc. (T)			TBD	01-31-25	555,000	553,912
Colorado Buyer, Inc.	4.170			05-01-24	195,000	195,975
Colorado Buyer, Inc.	8.420			05-01-25	85,000	86,063
Hargray Communications Group	4.031			03-22-24	35,000	35,053
Intelsat Jackson Holdings SA	3.887			06-30-19	673,704	664,899
IPC Corp.	5.672			08-06-21	49,000	46,918
Level 3 Financing, Inc.	3.260			02-22-24	370,000	370,463
RCN Grande	4.045			02-01-24	220,000	220,359
SFR Group SA	3.944			07-31-25	225,000	223,970
Zayo Group LLC	3.510			01-19-24	135,843	136,684
Wireless telecommunication services 0.1%
Digicel International (T)			TBD	05-08-24	310,000	312,520
LTS Buyer LLC	4.397			04-13-20	270,089	271,102
Sprint Communications, Inc.	3.563			02-02-24	155,000	155,420
Utilities 0.3%						2,856,985
Electric utilities 0.3%
Energy Future Intermediate Holding Company LLC	4.295			06-30-17	1,450,000	1,456,047
Helix Gen Funding LLC (T)			TBD	02-23-24	70,000	70,000
Vistra Operations Company LLC	3.794			08-04-23	589,047	584,706
Vistra Operations Company LLC	3.795			08-04-23	134,681	133,688
Vistra Operations Company LLC	4.258			12-14-23	174,563	174,629
Independent power and renewable electricity producers 0.0%
Calpine Corp. (T)			TBD	01-15-24	160,000	159,618
Calpine Corp.	3.900			01-15-23	148,873	148,483
Dynegy, Inc. (T)			TBD	02-07-24	130,000	129,814
Collateralized mortgage obligations 2.5%						$23,479,564
(Cost $23,356,873)
Commercial and residential 1.5%						14,169,242
225 Liberty Street Trust Series 2016-225L, Class A (S)	3.597			02-10-36	100,000	104,287
Alternative Loan Trust Series 2005-61, Class 2A2 (P)	1.404			12-25-35	27,021	23,046
BAMLL Commercial Mortgage Securities Trust Series 2014-IP, Class A (P) (S)	2.717			06-15-28	100,000	100,423
Banc of America Commercial Mortgage Trust
Series 2006-3, Class AM (P)	5.723			07-10-44	236,245	169,820
Series 2007-4, Class AM (P)	5.972			02-10-51	8,689	8,713
Series 2007-5, Class A4	5.492			02-10-51	150,947	151,373
Banc of America Funding Corp.
Series 2007-6, Class A1 (P)	1.314			07-25-37	35,073	32,547
Series 2007-6, Class A2 (P)	1.304			07-25-37	49,912	46,283

58SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Banc of America Funding Trust Series 2005-A, Class 5A1 (P)	1.310		02-20-35	3,646	$3,587
Banc of America Mortgage Securities Trust
Series 2004-A, Class 2A2 (P)	3.591		02-25-34	21,367	21,164
Series 2004-D, Class 2A2 (P)	3.699		05-25-34	9,663	9,719
Series 2004-H, Class 2A2 (P)	3.198		09-25-34	35,936	35,519
Series 2004-I, Class 3A2 (P)	3.264		10-25-34	5,152	5,136
Series 2005-J, Class 3A1 (P)	3.739		11-25-35	43,984	45,315
Bayview Opportunity Master Fund IVa Trust Series 2017-RT1, Class A1 (P) (S)	3.000		03-28-57	96,757	97,792
Bear Stearns ALT-A Trust Series 2005-8, Class 12A1 (P)	1.564		10-25-35	179,616	167,527
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1	1.242		05-10-47	55,272	55,089
Series 2014-GC21, Class AS	4.026		05-10-47	365,000	385,462
Series 2015-GC27, Class A1	1.353		02-10-48	35,348	35,188
Series 2015-GC27, Class AS	3.571		02-10-48	60,000	60,865
Series 2015-GC33, Class A4	3.778		09-10-58	80,000	84,468
Series 2015-GC33, Class AS	4.114		09-10-58	50,000	53,127
Series 2017-P7, Class AS	3.915		04-14-50	235,000	246,567
CLNS Trust Series 2017-IKPR, Class A (P) (S)	1.800		06-11-32	100,000	100,092
COLT Mortgage Loan Trust
Series 2017-1, Class A1 (P) (S)	2.614		05-27-47	194,947	195,947
Series 2017-1, Class A3 (P) (S)	3.074		05-27-47	194,947	195,926
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2014-UBS4, Class C (P)	4.625		08-10-47	65,000	65,984
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR12, Class A4	4.046		10-10-46	255,000	273,806
Series 2014-CR20, Class A1	1.324		11-10-47	22,520	22,441
Series 2014-CR21, Class A1	1.494		12-10-47	16,750	16,715
Series 2014-CR21, Class A3	3.528		12-10-47	465,000	484,996
Series 2014-UBS6, Class A1	1.445		12-10-47	31,520	31,464
Series 2014-UBS6, Class A5	3.644		12-10-47	400,000	417,327
Series 2015-CR22, Class A1	1.569		03-10-48	36,517	36,468
Series 2015-CR24, Class A1	1.652		08-10-48	56,889	56,847
Series 2015-CR24, Class A5	3.696		08-10-48	20,000	20,981
Series 2015-CR26, Class A4	3.630		10-10-48	215,000	223,600
Series 2015-LC23, Class A2	3.221		10-10-48	480,000	495,243
Series 2016-CR28, Class AHR	3.651		02-10-49	128,988	131,464
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class A (P) (S)	1.840		02-13-32	280,000	280,527
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company)
Series 2015-PC1, Class AM (P)	4.290		07-10-50	60,000	63,165
Series 2015-PC1, Class B (P)	4.441		07-10-50	100,000	101,498
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A (S)	3.639		11-15-34	445,000	470,069
Series 2015-GLPB, Class B (P) (S)	3.811		11-15-34	190,000	200,428
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684		04-15-50	33,792	33,740
Series 2015-C2, Class A1	1.454		06-15-57	173,564	172,772
Series 2015-C3, Class A4	3.718		08-15-48	70,000	73,607
Series 2016-C6, Class A5	3.090		01-15-49	90,000	90,146

SEE NOTES TO FUND'S INVESTMENTS59

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2, Class 1A1 (P)	1.424		04-25-35	61,688	$56,806
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A (P)	1.844		09-19-44	73,599	70,062
Series 2004-AR4, Class 2A1A (P)	1.364		01-19-45	310,282	281,667
Eleven Madison Mortgage Trust Series 2015-11MD, Class A (P) (S)	3.555		09-10-35	200,000	208,707
Fosse Master Issuer PLC Series 2012-1A, Class 3A1 (P) (S)	2.658		10-18-54	163,664	163,894
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 5A1 (P)	3.841		06-19-35	13,226	12,975
GS Mortgage Securities Trust
Series 2014-GC22, Class A1	1.290		06-10-47	41,613	41,489
Series 2014-GC24, Class A1	1.509		09-10-47	75,850	75,596
Series 2015-GC28, Class A1	1.528		02-10-48	58,911	58,735
Series 2015-GC34, Class AS	3.911		10-10-48	55,000	57,151
Series 2016-GS2, Class A4	3.050		05-10-49	100,000	100,579
Series 2016-GS3, Class A1	1.429		10-10-49	18,035	17,862
GS Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1 (P) (S)	2.477		07-25-44	100,791	99,915
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (P)	1.444		05-19-35	38,385	35,734
Series 2006-12, Class 2A2A (P)	1.194		01-19-38	90,029	84,428
Holmes Master Issuer PLC Series 2012-3A, Class B1 (P) (S)	3.358		10-15-54	250,000	251,231
Hospitality Mortgage Trust Series 2017-HIT, Class A (P) (S)	1.850		05-08-30	200,000	200,129
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A1	1.322		08-15-47	25,838	25,778
Series 2014-C22, Class A1	1.451		09-15-47	16,981	16,955
Series 2014-C22, Class A4	3.801		09-15-47	85,000	89,513
Series 2014-C23, Class A1	1.650		09-15-47	22,725	22,737
Series 2014-C24, Class A1	1.539		11-15-47	12,646	12,628
Series 2014-C26, Class A1	1.596		01-15-48	104,525	104,441
Series 2015-C27, Class A1	1.414		02-15-48	47,586	47,434
Series 2015-C28, Class A1	1.445		10-15-48	186,352	185,763
Series 2015-C30, Class A5	3.822		07-15-48	255,000	270,225
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5	3.723		03-15-50	465,000	490,654
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3 (P)	1.214		06-25-37	37,886	37,590
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.943		04-17-45	2,528	2,524
Series 2007-LD12, Class A4 (P)	5.882		02-15-51	156,515	156,468
Series 2014-C20, Class A1	1.268		07-15-47	34,025	33,920
Series 2016-ATRM, Class A (S)	2.962		10-05-28	270,000	271,771
Series 2016-JP3, Class A1	1.462		08-15-49	18,235	18,063
Series 2016-JP3, Class B (P)	3.397		08-15-49	90,000	88,865
JPMorgan Mortgage Trust Series 2005-ALT1, Class 1A1 (P)	1.324		10-25-35	108,361	82,825
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class A2 (P)	6.067		04-15-41	430,030	439,756
Merrill Lynch Mortgage Investors Trust Series 2005-A9, Class 2A1C (P)	3.184		12-25-35	102,524	99,985

60SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Mill City Mortgage Loan Trust Series 2016-1, Class A1 (P) (S)	2.500		04-25-57	170,445	$170,719
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A1	1.294		06-15-47	24,607	24,565
Series 2014-C17, Class A1	1.551		08-15-47	27,144	27,113
Series 2014-C18, Class A1	1.686		10-15-47	25,688	25,706
Series 2014-C19, Class A1	1.573		12-15-47	63,183	63,060
Series 2015-C24, Class B (P)	4.352		05-15-48	60,000	61,779
Series 2015-C24, Class C (P)	4.352		05-15-48	40,000	37,530
Series 2016-C28, Class C (P)	4.594		01-15-49	460,000	472,599
Series 2016-C29, Class A4	3.325		05-15-49	45,000	46,012
Series 2016-C30, Class A1	1.389		09-15-49	27,493	27,183
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS (P)	4.030		05-15-48	20,000	21,084
Series 2017-H1, Class B (C)	4.075		06-15-50	105,000	108,142
Series 2017-H1, Class C (C)	4.281		06-15-50	75,000	75,746
One Market Plaza Trust Series 2017-1MKT, Class A (S)	3.613		02-10-32	275,000	288,515
Palisades Center Trust Series 2016-PLSD, Class A (S)	2.713		04-13-33	305,000	306,841
STARM Mortgage Loan Trust Series 2007-2, Class 5A1 (P)	3.716		04-25-37	48,211	40,556
Vendee Mortgage Trust Series 1996-3, Class 4 (P)	9.742		03-15-25	277	293
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class A1B (P)	1.804		01-25-45	73,610	68,124
Series 2005-AR11, Class A1C3 (P)	1.534		08-25-45	129,071	123,293
Series 2005-AR12, Class 2A1 (P)	3.062		09-25-35	11,260	11,283
Series 2005-AR13, Class A1C3 (P)	1.514		10-25-45	85,211	81,737
Series 2005-AR19, Class A1C3 (P)	1.524		12-25-45	64,408	61,386
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A1	1.437		12-15-47	75,331	75,132
Series 2015-C26, Class A1	1.454		02-15-48	32,937	32,843
Series 2015-C28, Class A1	1.531		05-15-48	55,944	55,823
Series 2015-LC20, Class A1	1.471		04-15-50	108,191	107,913
Series 2015-NSX2, Class C (P)	4.250		07-15-58	35,000	33,268
Series 2015-NXS2, Class A2	3.020		07-15-58	270,000	276,412
Series 2015-NXS2, Class AS (P)	4.121		07-15-58	45,000	47,848
Series 2015-NXS2, Class B (P)	4.250		07-15-58	60,000	60,984
Series 2015-SG1, Class A1	1.568		09-15-48	40,180	40,136
Series 2016-LC24, Class A1	1.441		10-15-49	26,467	26,316
Wells Fargo Mortgage Backed Securities Trust
Series 2004-G, Class A3 (P)	3.186		06-25-34	13,396	13,443
Series 2006-2, Class 2A1 (P)	1.724		03-25-36	50,807	42,326
Series 2003-O, Class 5A1 (P)	2.898		01-25-34	26,621	27,213
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1	1.283		05-15-47	74,438	74,202
Series 2013-C13, Class A4	3.001		05-15-45	275,000	279,988
Series 2014-C19, Class B (P)	4.723		03-15-47	51,000	54,730
Series 2014-C21, Class A1	1.413		08-15-47	67,553	67,365
Series 2014-C22, Class A1	1.479		09-15-57	57,821	57,683
Series 2014-C23, Class A1	1.663		10-15-57	24,336	24,344
WFRBS Commercial Mortgage Trust Series 2013-C18, Class A3	3.651		12-15-46	110,000	114,882

SEE NOTES TO FUND'S INVESTMENTS61

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency 1.0%					$9,310,322
Federal Home Loan Mortgage Corp.
Series 199, Class PO	1.332		08-01-28	1,118	950
Series 2014-HQ2, Class M1 (P)	2.474		09-25-24	38,194	38,313
Series 2014-HQ2, Class M2 (P)	3.224		09-25-24	250,000	257,123
Series 2015-DN1, Class M2 (P)	3.424		01-25-25	66,868	67,208
Series 2015-DNA1, Class M2 (P)	2.874		10-25-27	280,000	286,526
Series 2015-DNA3, Class M2 (P)	3.874		04-25-28	234,437	243,004
Series 2015-HQ1, Class M2 (P)	3.224		03-25-25	160,505	162,474
Series 2015-HQ2, Class M2 (P)	2.974		05-25-25	250,000	254,935
Series 2016-DNA1, Class M2 (P)	3.924		07-25-28	250,000	260,571
Series 2016-DNA3, Class M2 (P)	3.024		12-25-28	250,000	256,310
Series 2016-HQA1, Class M1 (P)	2.774		09-25-28	140,455	141,275
Series 2016-HQA3, Class M2 (P)	2.374		03-25-29	250,000	253,291
Series 2017-DNA1, Class M2 (P)	4.274		07-25-29	250,000	259,495
Series 2017-HQ1, Class M1 (P)	4.574		08-25-29	250,000	262,795
Series 4448, Class JA	4.000		11-15-36	100,000	105,553
Series 4566, Class FA (P)	1.489		04-15-46	106,377	106,664
Series 4604, Class FH (P)	1.489		08-15-46	15,920	15,929
Series 4614, Class FG (P)	1.489		09-15-46	133,633	133,759
Series 4621, Class FK (P)	1.489		10-15-46	91,302	91,387
Series 4623, Class EF (P)	1.439		10-15-46	58,129	58,008
Series 4623, Class HF (P)	1.439		10-15-46	868,122	867,365
Series 4623, Class MF (P)	1.489		10-15-46	53,756	53,816
Series 4648, Class FA (P)	1.489		01-15-47	127,890	127,937
Series 4650, Class FL (P)	1.439		01-15-47	125,339	125,337
Series 4654, Class FK (P)	1.489		02-15-47	70,992	70,915
Series 4661, Class GF (P)	1.439		02-15-47	209,913	209,617
Series K025, Class A1	1.875		04-25-22	169,944	169,868
Series K502, Class A2	1.426		08-25-17	114,220	114,142
Series K712, Class A1	1.369		05-25-19	11,660	11,650
Federal National Mortgage Association
Series 2006-114, Class HE	5.500		12-25-36	94,865	106,060
Series 2012-114, Class FA (P)	1.473		10-25-42	382,810	385,107
Series 2016-103, Class LF (P)	1.524		01-25-47	38,703	38,735
Series 2016-63, Class AF (P)	1.524		09-25-46	213,496	212,807
Series 2016-64, Class FA (P)	1.524		09-25-46	238,960	239,081
Series 2016-70, Class F (P)	1.474		10-25-46	111,492	111,305
Series 2016-79, Class NF (P)	1.474		11-25-46	225,514	225,067
Series 2016-83, Class FA (P)	1.524		11-25-46	51,751	51,648
Series 2016-84, Class FT (P)	1.524		11-25-46	127,874	128,305
Series 2016-85, Class FA (P)	1.524		11-25-46	87,320	87,093
Series 2016-85, Class FG (P)	1.524		11-25-46	89,085	88,810
Series 2016-C01, Class 2M1 (P)	3.124		08-25-28	359,379	363,545
Series 2016-C02, Class 1M1 (P)	3.174		09-25-28	36,350	36,874
Series 2016-C05, Class 2M1 (P)	2.374		01-25-29	96,106	96,861
Series 2016-C06, Class 1M1 (P)	2.324		04-25-29	314,056	317,390
Series 2017, Class C03 1M1 (P)	1.974		10-25-29	108,137	108,348
Series 2017, Class C04 2M1 (P)	1.895		11-25-29	55,000	55,040
Series 2017-C02, Class 2M1 (P)	2.174		09-25-29	88,875	89,349
Series 2017-C02, Class 2M2 (P)	4.674		09-25-29	115,000	121,358
Series 2017-C03, Class 1M2 (P)	4.024		10-25-29	35,000	35,710
Series 319, Class 2 IO	6.500		02-25-32	3,400	810

62SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Government National Mortgage Association
Series 2010-103, Class IN IO	4.500		02-20-39	17,194	$907
Series 2010-109, Class CI IO	4.500		12-20-37	130,673	1,806
Series 2010-127, Class JI IO	4.000		02-20-39	231,643	12,201
Series 2010-128, Class JC	4.000		06-20-39	70,000	74,497
Series 2010-165, Class IP IO	4.000		04-20-38	727,079	38,088
Series 2010-42, Class PI IO	4.500		09-20-37	338,642	4,768
Series 2010-87, Class HI IO	4.500		11-20-38	417,567	18,782
Series 2010-92, Class PI IO	4.500		11-20-37	38,168	424
Series 2010-98, Class PI IO	4.500		10-20-37	29,801	260
Series 2011-123, Class MA	4.000		07-20-41	485,000	521,153
Series 2011-133, Class GB	3.500		09-20-41	100,000	103,982
Series 2011-41 Class AI IO	4.500		12-20-39	164,306	9,483
Series 2011-88, Class EI IO	4.500		11-20-39	25,055	1,704
Series 2011-94, Class AI IO	4.500		01-20-39	123,182	3,229
Series 2012-94, Class BI IO	4.000		05-20-37	191,464	20,508
Series 2013-24, Class OI IO	4.000		02-20-43	115,959	22,220
Series 2014-115, Class KI IO	3.000		06-20-37	200,791	22,895
Series 2014-129, Class BI IO	3.500		09-20-29	462,121	52,787
Series 2014-160, Class DI IO	3.500		04-20-39	473,408	43,830
Series 2015-100, Class AI IO	3.500		03-20-39	713,452	50,084
Series 2015-148, Class LI IO	3.500		06-20-39	457,901	53,997
Series 2015-148, Class LI IO	3.500		05-20-43	117,537	22,235
Series 2016-46, Class IO	3.500		04-20-46	1,061,546	185,144
Series 2016-60, Class IK IO	3.500		12-20-45	872,178	139,818
Asset backed securities 3.7%					$34,510,957
(Cost $34,438,582)
Asset backed securities 3.7%					34,510,957
Ally Auto Receivables Trust
Series 2014-1, Class C	2.040		12-15-19	55,000	55,141
Series 2014-1, Class D	2.480		02-15-21	50,000	50,246
Series 2015-2, Class B (S)	2.070		10-15-20	115,000	115,839
Series 2015-2, Class D (S)	3.010		03-15-22	30,000	30,338
Series 2016-1, Class B	1.990		03-15-21	115,000	115,385
Series 2016-1, Class C	2.290		06-15-21	75,000	75,477
Series 2016-1, Class D	2.840		09-15-22	30,000	30,272
Series 2017-2, Class C	2.460		09-15-22	10,000	10,053
Series 2017-2, Class D	2.930		11-15-23	15,000	15,018
Ally Master Owner Trust Series 2015-3, Class A	1.630		05-15-20	965,000	965,468
ALM XI, Ltd. Series 2014-11A, Class A2AR (P) (S)	2.642		10-17-26	390,000	389,958
American Express Credit Account Master Trust Series 2014-2, Class A	1.260		01-15-20	195,000	194,992
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class B	1.520		01-08-19	1,149	1,149
Series 2013-5, Class D	2.860		12-09-19	85,000	85,840
Series 2014-1, Class E	3.580		08-09-21	30,000	30,520
Series 2014-2, Class B	1.600		07-08-19	130,000	130,029
Series 2014-2, Class E	3.370		11-08-21	60,000	60,939
Series 2014-3, Class C	2.580		09-08-20	25,000	25,223
Series 2014-4, Class C	2.470		11-09-20	40,000	40,320
Series 2015-1, Class A3	1.260		11-08-19	81,431	81,402

SEE NOTES TO FUND'S INVESTMENTS63

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-2, Class A3	1.270		01-08-20	71,003	$70,974
Series 2015-2, Class D	3.000		06-08-21	40,000	40,467
Series 2015-3, Class D	3.340		08-08-21	45,000	45,734
Series 2016-1, Class A3	1.810		10-08-20	75,000	75,149
Series 2016-1, Class C	2.890		01-10-22	830,000	841,051
Series 2016-2, Class C	2.870		11-08-21	45,000	45,467
Series 2016-3, Class D	2.710		09-08-22	115,000	114,521
Series 2016-4, Class A3	1.530		07-08-21	65,000	64,773
Series 2017-1, Class B	2.300		02-18-22	65,000	65,226
Series 2017-1, Class C	2.710		08-18-22	15,000	15,123
ARI Fleet Lease Trust
Series 2015-A, Class A2 (S)	1.110		11-15-18	40,506	40,471
Series 2015-A, Class A3 (S)	1.670		09-15-23	160,000	160,060
Series 2016-A, Class A2 (S)	1.820		07-15-24	72,747	72,885
Series 2017-A, Class A2 (S)	1.910		04-15-26	200,000	199,976
Ascentium Equipment Receivables Trust
Series 2015-1A, Class A3 (S)	1.610		10-13-20	52	52
Series 2015-2A, Class A3 (S)	1.930		03-11-19	460,769	461,440
Series 2016-1A, Class A2 (S)	1.750		11-13-18	21,991	22,016
Series 2016-1A, Class A3 (S)	1.920		12-10-19	60,000	60,040
Series 2016-2A, Class A2 (S)	1.460		04-10-19	65,000	64,949
Series 2017-1A, Class A2 (S)	1.870		07-10-19	50,000	50,043
Series 2017-1A, Class A3 (S)	2.290		06-10-21	50,000	50,137
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A (S)	2.100		03-20-19	100,000	100,223
Series 2013-1A, Class A (S)	1.920		09-20-19	510,000	509,950
Series 2013-2A, Class A (S)	2.970		02-20-20	475,000	481,111
Series 2013-2A, Class B (S)	3.660		02-20-20	100,000	101,746
Series 2014-1A, Class A (S)	2.560		07-20-20	390,000	391,472
Series 2015-1A, Class A (S)	2.500		07-20-21	100,000	99,403
BankBoston Home Equity Loan Trust Series 1998-2, Class A6 (P)	6.640		12-25-28	9,422	9,407
Barclays Dryrock Issuance Trust
Series 2015-1, Class A	2.200		12-15-22	100,000	100,997
Series 2015-2, Class A	1.560		03-15-21	490,000	490,329
Bayview Opportunity Master Fund IVa Trust Series 2017-SPL4, Class A (P) (S)	3.500		01-25-55	100,000	102,560
BMW Vehicle Lease Trust
Series 2016-2, Class A3	1.430		09-20-19	35,000	34,937
Series 2017-1, Class A3	1.980		05-20-20	85,000	85,415
California Republic Auto Receivables Trust Series 2015-1, Class B	2.510		02-16-21	20,000	20,123
Capital Auto Receivables Asset Trust
Series 2013-4, Class D	3.220		05-20-19	30,000	30,243
Series 2014-1, Class C	2.840		04-22-19	55,000	55,296
Series 2014-2, Class C	2.410		05-20-19	75,000	75,242
Series 2014-3, Class A3	1.480		11-20-18	22,035	22,034
Series 2015-2, Class A2	1.390		09-20-18	10,322	10,322
Series 2015-2, Class A3	1.730		09-20-19	490,000	490,781
Series 2015-4, Class A2	1.620		03-20-19	80,000	80,036
Series 2015-4, Class A4	2.010		07-20-20	145,000	145,653
Series 2016-1, Class A3	1.730		04-20-20	45,000	45,071
Series 2016-2, Class A4	1.630		01-20-21	30,000	29,936

64SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-3, Class A3	1.540		08-20-20	20,000	$19,993
CarMax Auto Owner Trust
Series 2014-1, Class B	1.690		08-15-19	20,000	20,015
Series 2014-1, Class C	1.930		11-15-19	30,000	30,049
Series 2014-1, Class D	2.430		08-17-20	295,000	295,584
Series 2016-1, Class A4	1.880		06-15-21	100,000	100,069
Series 2016-2, Class A3	1.520		02-16-21	90,000	89,900
Series 2016-4, Class A3	1.400		08-15-21	100,000	99,327
Series 2016-4, Class C	2.260		07-15-22	40,000	39,803
CCG Receivables Trust
Series 2014-1, Class A2 (S)	1.060		11-15-21	49,382	49,362
Series 2015-1, Class B (S)	2.600		01-17-23	100,000	100,296
Series 2016-1, Class A2 (S)	1.690		09-14-22	124,969	124,921
Chase Funding Trust
Series 2002-2, Class 1M1	5.599		09-25-31	374	369
Series 2002-4, Class 2A1 (P)	1.764		10-25-32	4,624	4,356
Chase Issuance Trust Series 2016-A2, Class A	1.370		06-15-21	730,000	726,055
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A2 (S)	1.360		01-15-20	110,000	109,924
Series 2016-BA, Class A3 (S)	1.640		07-15-21	100,000	99,890
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1	1.750		11-19-21	450,000	450,661
CNH Equipment Trust
Series 2015-B, Class A3	1.370		07-15-20	135,473	135,366
Series 2016-C, Class A3	1.440		12-15-21	90,000	89,488
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M2 (P)	2.629		01-25-34	35,859	34,872
DB Master Finance LLC
Series 2015-1A, Class A2I (S)	3.262		02-20-45	376,338	378,727
Series 2015-1A, Class A2II (S)	3.980		02-20-45	185,725	190,416
Diamond Resorts Owner Trust
Series 2013-2, Class A (S)	2.270		05-20-26	34,549	34,349
Series 2014-1, Class A (S)	2.540		05-20-27	37,024	36,610
Series 2015-1, Class A (S)	2.730		07-20-27	52,354	52,090
Series 2015-2, Class A (S)	2.990		05-22-28	41,008	41,011
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390		04-15-20	250,000	250,100
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 (S)	5.216		01-25-42	543,261	547,836
Elara HGV Timeshare Issuer LLC Series 2014-A, Class A (S)	2.530		02-25-27	115,049	114,678
Enterprise Fleet Financing LLC
Series 2015-2, Class A2 (S)	1.590		02-22-21	96,659	96,680
Series 2015-2, Class A3 (S)	2.090		02-22-21	370,000	371,361
Series 2017-1, Class A2 (S)	2.130		07-20-22	620,000	622,060
Ford Credit Auto Lease Trust
Series 2015-A, Class A4	1.310		08-15-18	125,000	124,988
Series 2017-A, Class A4	2.020		06-15-20	50,000	50,182
Ford Credit Auto Owner Trust
Series 2013-B, Class D	1.820		11-15-19	225,000	225,128
Series 2014-C, Class A4	1.560		02-15-20	95,000	95,059
Series 2015-A, Class A3	1.280		09-15-19	40,585	40,569
Series 2016-C, Class B	1.730		03-15-22	80,000	79,152

SEE NOTES TO FUND'S INVESTMENTS65

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-C, Class C	1.930		04-15-23	55,000	$54,723
Ford Credit Floorplan Master Owner Trust
Series 2014-4, Class A1	1.400		08-15-19	155,000	155,063
Series 2016-3, Class A1	1.550		07-15-21	105,000	104,564
Ford Credit Floorplan Master Owner Trust A
Series 2013-4, Class C	2.290		06-15-20	65,000	65,198
Series 2016-3, Class B	1.750		07-15-21	30,000	29,839
Series 2016-5, Class B	2.160		11-15-21	275,000	275,207
Series 2017-1, Class B	2.250		05-15-22	60,000	59,993
General Motors Financial Company, Inc.
Series 2015-4, Class A3	1.700		07-08-20	40,000	40,055
Series 2015-4, Class C	2.880		07-08-21	65,000	65,721
GM Financial Automobile Leasing Trust
Series 2015-1, Class D	3.010		03-20-20	20,000	20,115
Series 2016-2, Class A3	1.620		09-20-19	100,000	100,078
Series 2016-2, Class B	2.080		03-20-20	180,000	179,938
Series 2016-2, Class C	2.580		03-20-20	110,000	110,503
Series 2017-1, Class A3	2.060		05-20-20	130,000	130,705
Series 2017-1, Class A4	2.260		08-20-20	10,000	10,061
Series 2017-1A, Class B (S)	2.300		06-16-23	100,000	100,451
Series 2017-1A, Class C (S)	2.450		07-17-23	100,000	100,454
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1 (S)	1.650		05-15-20	100,000	100,067
Series 2015-1, Class C (S)	2.220		05-15-20	100,000	100,100
Series 2016-1, Class A1 (S)	1.960		05-17-21	505,000	506,772
Series 2016-1, Class B (S)	2.410		05-17-21	200,000	201,378
Series 2017-1, Class A1 (S)	2.220		01-18-22	205,000	206,254
Series 2017-1, Class B (S)	2.580		01-18-22	480,000	481,290
Series 2017-1, Class C (S)	2.970		01-18-22	100,000	100,752
GreatAmerica Leasing Receivables Funding LLC
Series 2014-1, Class A4 (S)	1.470		08-15-20	82,726	82,729
Series 2017-1, Class A2 (S)	1.720		04-22-19	100,000	99,974
Series 2017-1, Class A3 (S)	2.060		06-22-20	100,000	100,273
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (P)	1.304		10-25-35	57,891	55,563
Series 2005-14, Class 2A3 (P)	1.374		12-25-35	54,235	46,074
Series 2007-7, Class 2A1 (P)	1.020		07-25-37	152,112	135,506
GSAA Trust Series 2005-8, Class A3 (P)	1.454		06-25-35	116,208	113,883
Hilton Grand Vacations Trust
Series 2014-AA, Class A (S)	1.770		11-25-26	194,823	192,008
Series 2017-AA, Class A (S)	2.660		12-26-28	186,861	187,449
Honda Auto Receivables Owner Trust Series 2016-4, Class A4	1.360		01-18-23	90,000	89,223
Huntington Auto Trust Series 2016-1, Class A4	1.930		04-15-22	120,000	120,725
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A4 (S)	1.650		08-15-19	180,000	180,019
Series 2015-B, Class A4 (S)	1.660		07-15-19	370,000	370,356
Series 2016-B, Class A3 (S)	1.520		10-15-19	180,000	179,916
Series 2016-C, Class A3 (S)	1.490		02-18-20	160,000	159,746
Series 2016-C, Class A4 (S)	1.650		07-15-20	100,000	99,870
Series 2017-A, Class A3 (S)	1.880		08-17-20	160,000	160,410

66SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Hyundai Auto Receivables Trust Series 2017-A, Class B	2.380		04-17-23	25,000	$25,147
John Deere Owner Trust
Series 2015-A, Class A3	1.320		06-17-19	36,174	36,171
Series 2016-A, Class A3	1.360		04-15-20	60,000	59,923
Series 2016-B, Class A3	1.250		06-15-20	35,000	34,850
Kubota Credit Owner Trust
Series 2014-1A, Class A4 (S)	1.670		07-15-20	540,000	540,599
Series 2015-1A, Class A4 (S)	1.790		08-16-21	400,000	401,063
Series 2016-1A, Class A3 (S)	1.500		07-15-20	100,000	99,460
Mercedes-Benz Auto Receivables Trust Series 2016-A, Class A3	1.520		03-15-19	70,000	70,040
MMAF Equipment Finance LLC
Series 2014-AA, Class A3 (S)	0.870		01-08-19	105,977	105,837
Series 2015-AA, Class A3 (S)	1.390		10-16-19	61,761	61,714
Series 2015-AA, Class A4 (S)	1.930		07-16-21	195,000	195,227
Series 2016-AA, Class A3 (S)	1.480		06-15-20	100,000	99,625
Series 2016-AA, Class A4 (S)	1.760		01-17-23	225,000	223,571
MVW Owner Trust
Series 2013-1A, Class A (S)	2.150		04-22-30	63,062	62,921
Series 2014-1A, Class A (S)	2.250		09-22-31	95,324	94,851
Nationstar HECM Loan Trust
Series 2016-1A, Class A (S)	2.981		02-25-26	39,523	39,536
Series 2016-2A, Class A (S)	2.239		06-25-26	43,661	44,017
Series 2016-3A, Class A (S)	2.012		08-25-26	64,022	64,469
Nelnet Student Loan Trust Series 2008-3, Class A4 (P)	2.839		11-25-24	195,311	199,608
Nissan Auto Lease Trust
Series 2015-B, Class A3	1.540		04-16-18	140,566	140,630
Series 2016-B, Class A4	1.610		01-18-22	45,000	44,943
Nissan Auto Receivables Owner Trust Series 2015-B, Class A3	1.340		03-16-20	155,000	154,898
Nissan Master Owner Trust Receivables Trust
Series 2015-A, Class A2	1.440		01-15-20	120,000	119,992
Series 2016-A, Class A2	1.540		06-15-21	55,000	54,746
Novastar Mortgage Funding Trust Series 2006-1, Class A1A (P)	1.184		05-25-36	84,471	81,758
OZLM VIII, Ltd. Series 2014-8A, Class A1AR (P) (S)	2.000		10-17-26	560,000	560,000
Santander Drive Auto Receivables Trust
Series 2014-3, Class D	2.650		08-17-20	60,000	60,572
Series 2015-2, Class D	3.020		04-15-21	285,000	288,868
Series 2015-3, Class D	3.490		05-17-21	75,000	76,506
Series 2015-4, Class D	3.530		08-16-21	40,000	40,782
Series 2015-5, Class C	2.740		12-15-21	115,000	115,669
Series 2015-5, Class D	3.650		12-15-21	100,000	102,475
Series 2016-1, Class B	2.470		12-15-20	25,000	25,162
Series 2016-1, Class D	4.020		04-15-22	25,000	25,835
Series 2016-3, Class C	2.460		03-15-22	68,000	68,152
Series 2017-1, Class A2	1.490		02-18-20	100,000	99,954
Series 2017-1, Class B	2.100		06-15-21	45,000	45,057
Series 2017-1, Class C	2.580		05-16-22	55,000	55,152
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (S)	2.050		06-20-31	26,329	26,231

SEE NOTES TO FUND'S INVESTMENTS67

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2014-3A, Class A (S)	2.300		10-20-31	141,892	$142,015
Series 2015-1A, Class A (S)	2.400		03-22-32	219,865	220,562
Series 2015-2A, Class A (S)	2.430		06-20-32	102,500	102,487
Series 2015-3A, Class A (S)	2.580		09-20-32	243,260	244,127
Series 2016-2A, Class A (S)	2.330		07-20-33	59,173	59,216
SLM Student Loan Trust
Series 2008-4, Class A4 (P)	2.806		07-25-22	262,883	267,693
Series 2008-5, Class A4 (P)	2.856		07-25-23	251,172	257,852
Series 2008-9, Class A (P)	2.656		04-25-23	295,472	301,706
Series 2010-1, Class A (P)	1.424		03-25-25	98,248	96,693
SMART ABS Trust
Series 2015-1US, Class A3A	1.500		09-14-18	57,511	57,454
Series 2015-3US, Class A3A	1.660		08-14-19	105,000	104,855
Series 2016-2US, Class A2A	1.450		08-14-19	125,000	124,554
Series 2016-2US, Class A3A	1.710		03-15-21	270,000	267,325
SMB Private Education Loan Trust
Series 2014-A, Class A2A (S)	3.050		05-15-26	142,085	144,864
Series 2015-A, Class A2A (S)	2.490		06-15-27	160,000	160,177
Series 2015-B, Class A2A (S)	2.980		07-15-27	180,000	183,361
Series 2015-C, Class A2A (S)	2.750		07-15-27	200,000	202,894
Series 2016-A, Class A2A (S)	2.700		05-15-31	100,000	100,844
Series 2016-B, Class A2A (S)	2.430		02-17-32	165,000	164,445
Springleaf Funding Trust Series 2016-AA, Class A (S)	2.900		11-15-29	120,000	120,757
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A	2.220		01-15-22	480,000	484,413
Series 2013-1, Class B	1.690		03-15-21	630,000	629,299
Series 2014-1, Class A	1.610		11-15-20	210,000	210,201
Series 2014-1, Class B	1.810		11-15-20	225,000	225,103
Series 2014-1, Class C	1.910		11-15-20	105,000	105,026
Series 2015-1, Class B	2.640		03-15-23	180,000	181,403
Series 2015-2, Class A	1.600		04-15-21	180,000	180,193
Series 2015-3, Class B	1.940		09-15-21	100,000	100,051
Series 2015-4, Class B	2.620		09-15-23	85,000	85,653
Terwin Mortgage Trust Series 2005-14HE, Class AF2	4.849		08-25-36	12,373	12,498
Towd Point Mortgage Trust
Series 2015-3, Class A1B (P) (S)	3.000		03-25-54	235,251	237,891
Series 2015-4, Class A1B (P) (S)	2.750		04-25-55	66,374	66,894
Series 2015-5, Class A1B (P) (S)	2.750		05-25-55	206,930	208,277
Series 2016-1, Class A1B (P) (S)	2.750		02-25-55	185,849	187,057
Series 2016-1, Class A3B (P) (S)	3.000		02-25-55	144,486	145,379
Series 2016-2, Class A1A (P) (S)	2.750		08-25-55	99,974	100,509
Series 2016-3, Class A1 (P) (S)	2.250		04-25-56	289,186	288,010
Series 2017-1, Class A1 (P) (S)	2.750		10-25-56	94,172	94,797
Series 2017-2, Class A1 (P) (S)	2.750		04-25-57	200,000	201,912
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042		06-15-21	170,000	169,932
VB-S1 Issuer LLC
Series 2016-1A, Class C (S)	3.065		06-15-46	140,000	140,657
Series 2016-1A, Class F (S)	6.901		06-15-46	85,000	88,247
Verizon Owner Trust
Series 2016-2A, Class A (S)	1.680		05-20-21	230,000	230,051
Series 2017-1A, Class A (S)	2.060		09-20-21	260,000	261,927

68SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-1A, Class B (S)	2.450		09-20-21	100,000	$100,879
Series 2017-1A, Class C (S)	2.650		09-20-21	105,000	106,019
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A4	1.390		05-20-21	250,000	249,561
Volvo Financial Equipment LLC Series 2016-1A, Class A3 (S)	1.670		02-18-20	130,000	130,099
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	428,475	432,516
Wheels SPV LLC
Series 2014-1A, Class A3 (S)	1.460		03-20-23	155,923	155,910
Series 2015-1A, Class A2 (S)	1.270		04-22-24	75,007	74,923
Series 2016-1A, Class A2 (S)	1.590		05-20-25	200,000	200,135
World Omni Auto Receivables Trust Series 2017-A, Class A3	1.930		09-15-22	150,000	150,208
World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3	1.450		08-15-19	85,000	84,684
				Shares	Value
Common stocks 10.9%					$102,246,944
(Cost $78,913,404)
Consumer discretionary 1.0%					9,208,562
Auto components 0.1%
Adient PLC				9,860	675,706
Automobiles 0.0%
Ford Motor Company				34,900	388,088
Hotels, restaurants and leisure 0.2%
Carnival Corp.				8,789	563,111
Las Vegas Sands Corp.				17,900	1,058,427
Leisure products 0.1%
Mattel, Inc.				30,200	691,882
Media 0.5%
Comcast Corp., Class A				34,600	1,442,474
Liberty Broadband Corp., Series A (I)				2,050	180,913
Liberty Broadband Corp., Series C (I)				2,850	254,135
Liberty Global PLC LiLAC, Series C (I)				262	5,492
News Corp., Class A				63,900	854,982
The Walt Disney Company				5,050	545,097
Time Warner, Inc.				1,333	132,620
Twenty-First Century Fox, Inc., Class B				52,600	1,414,940
Multiline retail 0.1%
Kohl's Corp.				16,500	634,095
Macy's, Inc.				15,600	366,600
Consumer staples 0.7%					6,670,596
Beverages 0.2%
Diageo PLC				18,939	569,281
PepsiCo, Inc.				10,646	1,244,198
Food and staples retailing 0.1%
Wal-Mart Stores, Inc.				13,200	1,037,520
Food products 0.2%
Archer-Daniels-Midland Company				26,153	1,087,442
Kellogg Company				6,450	461,820

SEE NOTES TO FUND'S INVESTMENTS69

Spectrum Income Fund

	Shares	Value
Consumer staples (continued)
Food products (continued)
Tyson Foods, Inc., Class A	16,900	$969,046
Personal products 0.1%
Avon Products, Inc. (I)	26,900	91,460
Coty, Inc., Class A	25,293	479,049
Tobacco 0.1%
Philip Morris International, Inc.	6,100	730,780
Energy 1.1%		10,705,472
Energy equipment and services 0.0%
Rowan Companies PLC, Class A (I)	12,700	152,908
Oil, gas and consumable fuels 1.1%
Apache Corp.	17,101	799,643
Canadian Natural Resources, Ltd.	14,200	409,812
Chevron Corp.	10,200	1,055,496
EQT Corp.	3,370	186,260
Exxon Mobil Corp.	31,300	2,519,650
Hess Corp.	19,881	912,339
Occidental Petroleum Corp.	20,600	1,213,958
Pacific Exploration and Production Corp. (I)	3,500	102,346
Pacific Exploration and Production Corp. (I)	9,695	283,490
Royal Dutch Shell PLC, ADR, Class A (L)	19,100	1,039,231
TOTAL SA (L)	38,433	2,030,339
Financials 2.7%		25,496,693
Banks 1.3%
Bank of America Corp.	14,928	334,536
Citigroup, Inc.	24,041	1,455,442
Fifth Third Bancorp	47,700	1,132,398
JPMorgan Chase & Co.	41,058	3,372,915
KeyCorp	43,400	758,198
Royal Bank of Scotland Group PLC (I)	88,765	297,920
The PNC Financial Services Group, Inc.	7,850	931,795
U.S. Bancorp	25,100	1,277,339
Wells Fargo & Company	45,000	2,301,300
Capital markets 0.7%
Ameriprise Financial, Inc.	10,508	1,269,261
Morgan Stanley	49,200	2,053,608
Northern Trust Corp.	11,433	999,702
Och-Ziff Capital Management Group LLC, Class A	6,624	14,838
State Street Corp.	20,100	1,637,346
The Bank of New York Mellon Corp.	18,284	861,542
Consumer finance 0.1%
American Express Company	8,117	624,522
Insurance 0.6%
American International Group, Inc.	8,800	559,944
Chubb, Ltd.	3,591	514,195
Loews Corp.	33,708	1,589,669
Marsh & McLennan Companies, Inc.	12,609	977,954
MetLife, Inc.	30,666	1,551,393
Willis Towers Watson PLC	4,127	605,142
XL Group, Ltd.	8,600	375,734

70SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Shares	Value
Health care 1.2%		$10,850,210
Biotechnology 0.1%
Gilead Sciences, Inc.	14,900	966,861
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	4,550	860,997
Medtronic PLC	12,600	1,061,928
Health care providers and services 0.2%
Anthem, Inc.	9,582	1,747,278
Pharmaceuticals 0.7%
Bristol-Myers Squibb Company	17,000	917,150
GlaxoSmithKline PLC	27,312	597,837
Johnson & Johnson	16,350	2,096,888
Merck & Company, Inc.	15,400	1,002,694
Pfizer, Inc.	48,961	1,598,577
Industrials 1.2%		11,026,242
Aerospace and defense 0.2%
The Boeing Company	10,778	2,022,276
United Technologies Corp.	1,150	139,472
Air freight and logistics 0.1%
United Parcel Service, Inc., Class B	10,646	1,128,157
Airlines 0.1%
Delta Air Lines, Inc.	5,100	250,563
Southwest Airlines Company	7,200	432,648
Building products 0.2%
Johnson Controls International PLC	40,395	1,686,779
Electrical equipment 0.1%
Emerson Electric Company	16,830	994,990
Industrial conglomerates 0.2%
General Electric Company	50,224	1,375,133
Machinery 0.3%
Cummins, Inc.	3,288	518,518
Flowserve Corp.	10,886	527,971
Illinois Tool Works, Inc.	9,000	1,270,980
Pentair PLC	10,250	678,755
Information technology 1.1%		10,554,157
Communications equipment 0.3%
Cisco Systems, Inc.	41,200	1,299,036
Harris Corp.	13,800	1,547,808
Electronic equipment, instruments and components 0.0%
TE Connectivity, Ltd.	4,870	384,000
Semiconductors and semiconductor equipment 0.4%
Analog Devices, Inc.	4,205	360,621
Applied Materials, Inc.	27,741	1,272,757
QUALCOMM, Inc.	28,400	1,626,468
Texas Instruments, Inc.	7,800	643,422
Software 0.3%
CA, Inc.	5,700	181,089
Microsoft Corp.	30,551	2,133,682
Technology hardware, storage and peripherals 0.1%
Apple, Inc.	3,148	480,888

SEE NOTES TO FUND'S INVESTMENTS71

Spectrum Income Fund

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Western Digital Corp.	6,933	$624,386
Materials 0.5%		5,075,142
Chemicals 0.2%
Akzo Nobel NV	1,397	116,761
CF Industries Holdings, Inc.	29,300	788,170
E.I. du Pont de Nemours & Company	22,160	1,748,867
Construction materials 0.1%
Vulcan Materials Company	6,450	803,993
Containers and packaging 0.1%
International Paper Company	18,884	998,586
Metals and mining 0.1%
Nucor Corp.	10,650	618,765
Real estate 0.3%		2,397,000
Equity real estate investment trusts 0.3%
Equity Residential	10,100	657,409
Rayonier, Inc.	28,885	811,380
Weyerhaeuser Company	22,232	732,767
Real estate management and development 0.0%
The Howard Hughes Corp. (I)	1,525	195,444
Telecommunication services 0.4%		3,722,634
Diversified telecommunication services 0.3%
CenturyLink, Inc. (L)	18,675	465,941
Telefonica SA	35,115	391,527
Verizon Communications, Inc.	42,725	1,992,694
Wireless telecommunication services 0.1%
T-Mobile US, Inc. (I)	7,800	525,876
Vodafone Group PLC	116,059	346,596
Utilities 0.7%		6,540,236
Electric utilities 0.5%
Edison International	12,800	1,044,096
Exelon Corp.	21,400	777,034
PG&E Corp.	20,900	1,429,142
The Southern Company	13,601	688,347
Xcel Energy, Inc.	16,400	785,724
Independent power and renewable electricity producers 0.1%
AES Corp.	39,400	460,192
NRG Energy, Inc.	15,662	251,532
Multi-utilities 0.1%
NiSource, Inc.	42,354	1,104,169
Preferred securities 0.3%		$2,818,028
(Cost $2,574,577)
Health care 0.1%		1,011,446
Health care equipment and supplies 0.1%
Becton, Dickinson and Company, 6.125%	18,902	1,011,446

72SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

					Shares	Value
Real estate 0.0%						$104,636
Equity real estate investment trusts 0.0%
American Tower Corp., 5.500%					883	104,636
Telecommunication services 0.0%						118,810
Wireless telecommunication services 0.0%
T-Mobile US, Inc., 5.500%					1,088	118,810
Utilities 0.2%						1,583,136
Electric utilities 0.2%
Great Plains Energy, Inc., 7.000% (L)					6,054	315,413
NextEra Energy, Inc., 6.123%					20,664	1,094,985
Multi-utilities 0.0%
DTE Energy Company, 6.500%					3,151	172,738
					Shares/Par	Value
Purchased options 0.0%						$12,328
(Cost $74,188)
Call options 0.0%						10,156
Over the Counter Option on the EUR vs. USD (Expiration Date: 11-6-17; Strike Price:$1.09; Counterparty: Citibank N.A.) (I)					800,000	5,972
Over the Counter Option on the USD vs. KRW (Expiration Date: 6-12-17; Strike Price:$1,165; Counterparty: JPMorgan Chase Bank) (I)					330,000	136
Over the Counter Option on the USD vs. KRW (Expiration Date: 6-2-17; Strike Price:$1,180; Counterparty: Goldman Sachs International) (I)					850,000	1
Over the Counter Option on the USD vs. KRW (Expiration Date: 7-13-17; Strike Price:$1,165; Counterparty: Bank of America N.A.) (I)					1,220,000	4,046
Over the Counter Option on the USD vs. TWD (Expiration Date: 6-12-17; Strike Price:$31.25; Counterparty: JPMorgan Chase Bank) (I)					330,000	1
Put options 0.0%						2,172
Over the Counter Option on 5 Year Credit Default Swaption (Expiration Date 6-21-17; Strike Price: EUR 325.00; Counterparty: Citibank N.A.) (I)					400,000	94
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-5-17; Strike Price:$1.11; Counterparty: Deutsche Bank AG) (I)					4,250,000	1,093
Over the Counter Option on the USD vs. MXN (Expiration Date: 6-15-17; Strike Price:$18.20; Counterparty: Citibank N.A.) (I)					490,000	985
			Yield (%	)	Shares	Value
Securities lending collateral 0.4%						$3,756,343
(Cost $3,756,405)
John Hancock Collateral Trust (W)			1.0209(Y	)	375,390	3,756,343
	Yield	* (%)	Maturity date		Par value^	Value
Short-term investments 3.3%						$31,197,793
(Cost $31,193,919)
Commercial paper 0.3%						2,909,731
Anheuser-Busch InBev SA	1.500		10-10-17		250,000	248,988
AXA Financial, Inc.	1.550		07-24-17		250,000	249,556
AXA Financial, Inc.	1.593		08-30-17		395,000	393,740
Credit Suisse AG	1.645		09-12-17		575,000	576,451
Enbridge Energy Partners LP	1.870		08-07-17		440,000	438,829
Ford Motor Credit Company LLC	1.750		09-01-17		500,000	498,144
Manhattan Asset Fdg.	1.520		09-06-17		250,000	249,184
ONEOK Partners LP	1.500		06-19-17		255,000	254,839

SEE NOTES TO FUND'S INVESTMENTS73

Spectrum Income Fund

	Yield	* (%)	Maturity date			Par value^		Value
Foreign government 0.1%								$851,353
Egypt Treasury Bills	16.043		02-06-18			EGP	12,300,000	603,416
Egypt Treasury Bills	17.064		02-20-18			EGP	2,000,000	96,424
Egypt Treasury Bills	17.259		08-01-17			EGP	2,825,000	151,513
			Yield (%	)		Shares		Value
Money market funds 2.7%								$25,375,024
T. Rowe Price Government Money Fund			0.8310(Y	)		25,375,024		25,375,024
						Par value^		Value
Repurchase agreement 0.2%								$2,061,685
Repurchase Agreement with State Street Corp. dated 5-31-17 at 0.000% to be repurchased at $233,685 on 6-1-17, collateralized by $236,700 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $237,532, including interest)						233,685		233,685
Repurchase Agreement with State Street Corp. dated 5-31-17 at 0.220% to be repurchased at $1,828,011 on 6-1-17, collateralized by $1,905,000 U.S. Treasury Notes, 1.125% due 8-31-21 (valued at $1,866,769, including interest)						1,828,000		1,828,000
Total investments (Cost $917,151,337)† 101.7%								$957,164,552
Other assets and liabilities, net (1.7%)								($15,790,757)
Total net assets 100.0%								$941,373,795
	Rate (%	)	Maturity date			Par value^		Value
Sale commitments outstanding (1.2)%								($11,224,392)
(Cost ($11,126,119))
U.S. Government Agency (1.2)%								(11,224,392)
Federal National Mortgage Association(C)	2.500				TBA	(3,580,000)		(3,472,041)
Federal National Mortgage Association(C)	3.000				TBA	(6,360,000)		(6,373,570)
Government National Mortgage Association (C)	2.500				TBA	(1,400,000)		(1,378,781)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso

74SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	U.S. Dollar
ZAR	South African Rand
Security Abbreviations and Legend
ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $3,624,099.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,474,485 or 15.0% of the fund's net assets as of 5-31-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $922,537,183. Net unrealized appreciation aggregated to $34,627,369, of which $45,091,716 related to appreciated investment securities and $10,464,347 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 5-31-17:

United States	70.8%
United Kingdom	2.5%
Luxembourg	1.9%
Mexico	1.8%
Japan	1.6%
Brazil	1.5%
Canada	1.3%
France	1.1%
Netherlands	1.1%
Ireland	1.0%
Other countries	15.4%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS75

Spectrum Income Fund

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	111	Long	Sep 2017	$24,007,398	$24,029,767	$22,369
3-Year South Korea Government Bond Futures	59	Long	Jun 2017	5,761,903	5,771,945	10,042
5-Year U.S. Treasury Note Futures	105	Long	Sep 2017	12,382,786	12,422,812	40,026
10-Year Canada Government Bond Futures	9	Long	Sep 2017	965,767	969,123	3,356
10-Year Mini Japan Government Bond Futures	33	Long	Jun 2017	4,473,955	4,488,298	14,343
10-Year Ultra U.S. Treasury Bond Futures	12	Long	Sep 2017	1,627,761	1,628,812	1,051
10-Year U.S. Treasury Note Futures	8	Long	Sep 2017	1,007,497	1,010,375	2,878
Euro-BTP Italian Government Bond Futures	4	Long	Sep 2017	604,041	604,856	815
Euro-Buxl Futures	2	Long	Sep 2017	373,224	374,345	1,121
Euro-OAT Futures	10	Long	Sep 2017	1,673,683	1,679,183	5,500
German Euro BUND Futures	5	Long	Sep 2017	919,187	922,832	3,645
Ultra U.S. Treasury Bond Futures	2	Long	Sep 2017	325,800	330,250	4,450
U.S. Treasury Long Bond Futures	43	Long	Sep 2017	6,538,945	6,613,938	74,993
2-Year U.S. Treasury Note Futures	3	Short	Sep 2017	(648,839)	(649,453)	(614)
5-Year U.S. Treasury Note Futures	20	Short	Sep 2017	(2,359,221)	(2,366,250)	(7,029)
10-Year Ultra U.S. Treasury Bond Futures	69	Short	Sep 2017	(9,314,613)	(9,365,672)	(51,059)
10-Year U.S. Treasury Note Futures	26	Short	Sep 2017	(3,273,318)	(3,283,719)	(10,401)
Euro-OAT Futures	2	Short	Sep 2017	(334,667)	(335,837)	(1,170)
German Euro BOBL Futures	28	Short	Sep 2017	(4,173,258)	(4,183,353)	(10,095)
German Euro BUND Futures	4	Short	Sep 2017	(735,295)	(738,265)	(2,970)
U.K. Long Gilt Bond Futures	2	Short	Sep 2017	(329,613)	(329,689)	(76)
Ultra U.S. Treasury Bond Futures	5	Short	Sep 2017	(814,453)	(825,625)	(11,172)
U.S. Treasury Long Bond Futures	3	Short	Sep 2017	(456,632)	(461,438)	(4,806)
						$85,197

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	13,671,000	USD	854,972	BNP Paribas SA	7/7/2017	—	($20,450)
ARS	358,000	USD	21,923	JPMorgan Chase Bank N.A. London	7/7/2017	—	(69)
ARS	3,100,000	USD	183,486	BNP Paribas SA	9/8/2017	$623	—
BRL	4,618,635	USD	1,412,836	Bank of America, N.A.	6/2/2017	14,452	—
BRL	11,406,029	USD	3,541,383	Barclays Bank PLC Wholesale	6/2/2017	—	(16,598)
BRL	1,341,453	USD	413,557	BNP Paribas SA	6/2/2017	990	—
BRL	61,000	USD	18,824	Citibank N.A.	6/2/2017	26	—
BRL	20,992,379	USD	6,467,105	Deutsche Bank AG London	6/2/2017	20,135	—
BRL	564,892	USD	179,160	Goldman Sachs International	6/2/2017	—	(4,593)
BRL	1,095,000	USD	340,980	JPMorgan Chase Bank N.A. London	6/2/2017	—	(2,594)
BRL	799,306	USD	238,941	Bank of America, N.A.	9/5/2017	3,009	—
BRL	1,599,000	USD	478,831	Deutsche Bank AG London	9/5/2017	5,186	—
BRL	357,000	USD	107,855	JPMorgan Chase Bank N.A. London	9/5/2017	209	—
CAD	1,152,000	USD	850,367	Bank of America, N.A.	6/23/2017	2,751	—
CAD	123,000	USD	89,454	BNP Paribas SA	6/23/2017	1,634	—
CAD	527,316	USD	384,206	HSBC Bank USA	6/23/2017	6,299	—
CAD	29,000	USD	21,229	JPMorgan Chase Bank N.A. London	6/23/2017	247	—
CAD	197,000	USD	148,452	Royal Bank of Canada (UK)	6/23/2017	—	(2,563)
CHF	990,000	USD	1,024,521	HSBC Bank USA	8/25/2017	3,110	—
CLP	159,955,869	USD	237,134	Citibank N.A.	8/11/2017	—	(317)

76SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CLP	114,401,000	USD	170,088	JPMorgan Chase Bank N.A. London	8/11/2017	—	(715)
CNH	2,600,000	USD	378,099	Deutsche Bank AG London	8/18/2017	2,901	—
COP	197,272,457	USD	66,827	BNP Paribas SA	6/9/2017	747	—
COP	2,954,059,838	USD	1,014,322	Citibank N.A.	6/9/2017	—	(2,439)
COP	2,105,882,590	USD	718,985	Deutsche Bank AG London	6/9/2017	2,364	—
CZK	5,572,000	USD	220,455	Citibank N.A.	7/7/2017	17,612	—
CZK	4,358,000	USD	182,986	JPMorgan Chase Bank N.A. London	7/7/2017	3,212	—
CZK	3,544,000	USD	142,576	Bank of America, N.A.	7/27/2017	9,024	—
CZK	1,598,000	USD	63,754	Barclays Bank PLC Wholesale	7/27/2017	4,602	—
CZK	8,835,000	USD	365,337	JPMorgan Chase Bank N.A. London	7/27/2017	12,592	—
CZK	367,000	USD	14,647	State Street Bank London	7/27/2017	1,052	—
CZK	3,426,000	USD	143,977	Citibank N.A.	8/18/2017	2,765	—
CZK	5,275,000	USD	213,935	Bank of America, N.A.	10/27/2017	12,989	—
CZK	3,885,000	USD	165,209	JPMorgan Chase Bank N.A. London	10/27/2017	1,919	—
CZK	10,204,000	USD	417,388	Bank of America, N.A.	1/23/2018	24,425	—
CZK	8,904,000	USD	363,595	Citibank N.A.	1/23/2018	21,931	—
CZK	625,000	USD	25,511	HSBC Bank USA	1/23/2018	1,550	—
CZK	540,000	USD	22,564	JPMorgan Chase Bank N.A. London	1/23/2018	817	—
EUR	96,000	USD	104,764	Bank of America, N.A.	7/7/2017	3,280	—
EUR	76,787	USD	84,090	Barclays Bank PLC Wholesale	7/7/2017	2,330	—
EUR	29,213	USD	31,090	BNP Paribas SA	7/7/2017	1,788	—
EUR	180,763	USD	197,125	Canadian Imperial Bank of Commerce	7/21/2017	6,463	—
EUR	96,000	USD	104,870	Bank of America, N.A.	7/27/2017	3,285	—
EUR	93,000	USD	101,950	Barclays Bank PLC Wholesale	7/27/2017	2,825	—
EUR	228,824	USD	257,621	Bank of America, N.A.	8/25/2017	562	—
EUR	2,475,885	USD	2,798,233	Citibank N.A.	8/25/2017	—	(4,689)
EUR	125,000	USD	141,156	Goldman Sachs International	8/25/2017	—	(118)
EUR	2,671,342	USD	3,016,051	State Street Bank London	8/25/2017	—	(1,973)
EUR	101,000	USD	110,879	Bank of America, N.A.	10/27/2017	3,466	—
GBP	663,258	USD	859,734	HSBC Bank USA	7/21/2017	—	(3,841)
GBP	1,019	USD	1,306	Royal Bank of Canada (UK)	7/21/2017	10	—
GBP	916,936	USD	1,192,815	HSBC Bank USA	8/25/2017	—	(8,360)
GBP	47,000	USD	61,247	State Street Bank London	8/25/2017	—	(535)
HUF	106,296,963	USD	362,859	Bank of America, N.A.	7/14/2017	25,129	—
HUF	66,317,633	USD	227,140	Citibank N.A.	7/14/2017	14,921	—
HUF	52,322,517	USD	178,644	HSBC Bank USA	7/14/2017	12,335	—
HUF	53,751,000	USD	192,684	Barclays Bank PLC Wholesale	8/18/2017	3,757	—
HUF	463,380,721	USD	1,657,444	Citibank N.A.	8/18/2017	36,053	—
IDR	18,557,085,430	USD	1,381,765	Goldman Sachs International	8/11/2017	—	(120)
IDR	523,429,000	USD	38,917	JPMorgan Chase Bank N.A. London	8/11/2017	55	—
ILS	49,000	USD	13,642	JPMorgan Chase Bank N.A. London	8/17/2017	234	—
INR	2,082,757	USD	31,846	State Street Bank London	8/11/2017	144	—
JPY	234,258,000	USD	2,115,101	Bank of America, N.A.	8/25/2017	8,002	—
JPY	489,748,073	USD	4,409,477	Citibank N.A.	8/25/2017	29,158	—
JPY	234,258,000	USD	2,115,575	Deutsche Bank AG London	8/25/2017	7,527	—
JPY	146,829,893	USD	1,331,544	HSBC Bank USA	8/25/2017	—	(811)
JPY	21,351,000	USD	190,857	JPMorgan Chase Bank N.A. London	8/25/2017	2,650	—
JPY	244,969,000	USD	2,206,898	State Street Bank London	8/25/2017	13,280	—

SEE NOTES TO FUND'S INVESTMENTS77

Spectrum Income Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
KRW	41,911,000	USD	37,185	Bank of America, N.A.	7/7/2017	266	—
KRW	176,674,000	USD	154,902	JPMorgan Chase Bank N.A. London	7/7/2017	2,970	—
MXN	411,000	USD	21,675	Bank of America, N.A.	6/16/2017	315	—
MXN	16,614,433	USD	860,344	Deutsche Bank AG London	6/16/2017	28,601	—
MXN	2,117,100	USD	106,499	HSBC Bank USA	6/16/2017	6,775	—
MXN	3,571,742	USD	188,981	JPMorgan Chase Bank N.A. London	6/16/2017	2,123	—
MXN	15,499,147	USD	811,576	UBS AG London	6/16/2017	17,696	—
MYR	534,653	USD	119,129	Bank of America, N.A.	6/9/2017	5,744	—
MYR	4,110,370	USD	930,089	Barclays Bank PLC Wholesale	6/9/2017	29,931	—
MYR	704,000	USD	164,505	Goldman Sachs International	6/9/2017	—	(79)
MYR	2,125,918	USD	540,989	JPMorgan Chase Bank N.A. London	6/9/2017	—	(44,459)
MYR	641,296	USD	143,595	BNP Paribas SA	7/7/2017	5,984	—
MYR	951,000	USD	216,103	Citibank N.A.	7/7/2017	5,713	—
MYR	923,524	USD	210,005	JPMorgan Chase Bank N.A. London	7/7/2017	5,403	—
MYR	750,000	USD	175,459	Barclays Bank PLC Wholesale	9/8/2017	—	(1,010)
MYR	749,000	USD	174,796	Goldman Sachs International	9/8/2017	—	(579)
MYR	750,575	USD	229,744	JPMorgan Chase Bank N.A. London	9/8/2017	—	(55,161)
NZD	256,000	USD	178,876	JPMorgan Chase Bank N.A. London	8/25/2017	2,197	—
PEN	316,000	USD	96,873	BNP Paribas SA	6/9/2017	—	(323)
PEN	1,874,000	USD	572,445	Deutsche Bank AG London	6/9/2017	135	—
PEN	629,000	USD	192,803	JPMorgan Chase Bank N.A. London	6/9/2017	—	(619)
PHP	8,030,000	USD	160,841	Barclays Bank PLC Wholesale	7/7/2017	249	—
PHP	876,000	USD	17,473	Citibank N.A.	7/7/2017	101	—
PHP	17,453,000	USD	346,444	JPMorgan Chase Bank N.A. London	7/7/2017	3,682	—
PLN	83,000	USD	22,249	JPMorgan Chase Bank N.A. London	8/18/2017	49	—
PLN	122,745	USD	32,866	State Street Bank London	8/18/2017	109	—
RON	1,756,349	USD	428,686	Bank of America, N.A.	7/14/2017	3,951	—
RON	429,998	USD	105,490	HSBC Bank USA	7/14/2017	430	—
RON	131,000	USD	31,311	JPMorgan Chase Bank N.A. London	7/14/2017	958	—
RON	171,790	USD	42,180	State Street Bank London	7/14/2017	136	—
RUB	27,195,712	USD	470,431	State Street Bank London	7/14/2017	4,616	—
SEK	460,000	USD	52,302	UBS AG London	7/21/2017	773	—
THB	36,882,957	USD	1,065,828	HSBC Bank USA	8/11/2017	16,727	—
THB	2,135,000	USD	61,847	JPMorgan Chase Bank N.A. London	8/11/2017	819	—
THB	552,478	USD	16,066	State Street Bank London	8/11/2017	150	—
TRY	3,922,920	USD	1,058,246	Credit Suisse International	6/2/2017	53,392	—
TRY	2,949,000	USD	829,536	HSBC Bank USA	6/2/2017	6,123	—
TRY	2,247,094	USD	608,375	JPMorgan Chase Bank N.A. London	6/2/2017	28,384	—
TRY	3,399,761	USD	930,880	HSBC Bank USA	9/5/2017	6,362	—
USD	1,235,664	AUD	1,656,609	Bank of America, N.A.	8/25/2017	6,217	—
USD	1,255,450	AUD	1,683,000	HSBC Bank USA	8/25/2017	6,417	—
USD	55,003	AUD	74,000	JPMorgan Chase Bank N.A. London	8/25/2017	84	—
USD	1,421,301	BRL	4,618,635	Bank of America, N.A.	6/2/2017	—	(5,989)
USD	3,583,308	BRL	11,406,029	Barclays Bank PLC Wholesale	6/2/2017	58,524	—
USD	409,377	BRL	1,341,453	BNP Paribas SA	6/2/2017	—	(5,169)
USD	18,806	BRL	61,000	Citibank N.A.	6/2/2017	—	(45)
USD	6,539,655	BRL	20,992,379	Deutsche Bank AG London	6/2/2017	52,416	—
USD	174,151	BRL	564,892	Goldman Sachs International	6/2/2017	—	(417)
USD	337,578	BRL	1,095,000	JPMorgan Chase Bank N.A. London	6/2/2017	—	(808)
USD	1,178,368	BRL	3,941,876	Bank of America, N.A.	9/5/2017	—	(14,838)
USD	2,410,522	BRL	8,051,000	Deutsche Bank AG London	9/5/2017	—	(26,516)

78SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	33,352	CAD	45,000	Bank of America, N.A.	6/23/2017	27	—
USD	46,963	CAD	64,598	Canadian Imperial Bank of Commerce	6/23/2017	—	(875)
USD	2,386,235	CAD	3,189,465	HSBC Bank USA	6/23/2017	24,266	—
USD	168,684	CHF	163,000	HSBC Bank USA	8/25/2017	—	(512)
USD	330,876	CLP	222,845,000	State Street Bank London	8/11/2017	950	—
USD	330,249	COP	952,603,000	Citibank N.A.	6/9/2017	3,945	—
USD	170,023	COP	502,374,000	Deutsche Bank AG London	6/9/2017	—	(2,061)
USD	201,858	CZK	4,762,000	JPMorgan Chase Bank N.A. London	7/27/2017	—	(1,843)
USD	527,671	DKK	3,590,433	Bank of America, N.A.	8/18/2017	—	(16,872)
USD	214,807	EUR	202,000	Citibank N.A.	7/7/2017	—	(12,536)
USD	198,580	EUR	180,763	Royal Bank of Canada (UK)	7/21/2017	—	(5,008)
USD	142,263	EUR	132,000	Bank of America, N.A.	7/27/2017	—	(6,451)
USD	47,260	EUR	44,000	HSBC Bank USA	7/27/2017	—	(2,312)
USD	13,768	EUR	13,000	JPMorgan Chase Bank N.A. London	7/27/2017	—	(878)
USD	240,038	EUR	213,147	Bank of America, N.A.	8/25/2017	—	(455)
USD	1,950,760	EUR	1,726,000	Citibank N.A.	8/25/2017	3,312	—
USD	153,018	EUR	136,000	Goldman Sachs International	8/25/2017	—	(431)
USD	146,995	EUR	131,000	JPMorgan Chase Bank N.A. London	8/25/2017	—	(813)
USD	2,057,037	EUR	1,822,357	State Street Bank London	8/25/2017	869	—
USD	213,410	EUR	197,000	Bank of America, N.A.	10/27/2017	—	(9,619)
USD	21,848	EUR	20,000	Barclays Bank PLC Wholesale	10/27/2017	—	(795)
USD	188,521	EUR	172,000	JPMorgan Chase Bank N.A. London	10/27/2017	—	(6,205)
USD	431,559	EUR	395,000	Bank of America, N.A.	1/23/2018	—	(17,847)
USD	376,400	EUR	346,000	Citibank N.A.	1/23/2018	—	(17,257)
USD	25,625	EUR	23,000	UBS AG London	1/23/2018	—	(543)
USD	3,067,208	GBP	2,391,633	HSBC Bank USA	7/21/2017	—	(19,043)
USD	57,192	GBP	44,000	Goldman Sachs International	8/25/2017	355	—
USD	742,797	GBP	571,000	HSBC Bank USA	8/25/2017	5,206	—
USD	42,702	GBP	33,000	State Street Bank London	8/25/2017	74	—
USD	218,043	HUF	63,239,000	Bank of America, N.A.	7/14/2017	—	(12,781)
USD	432,972	HUF	125,534,774	JPMorgan Chase Bank N.A. London	7/14/2017	—	(25,233)
USD	378,812	HUF	104,845,000	Citibank N.A.	8/18/2017	—	(4,361)
USD	120,396	HUF	32,945,000	JPMorgan Chase Bank N.A. London	8/18/2017	—	(6)
USD	408,619	IDR	5,522,489,000	Deutsche Bank AG London	8/11/2017	—	(2,551)
USD	383,989	IDR	5,156,588,000	Goldman Sachs International	8/11/2017	61	—
USD	97,693	IDR	1,308,906,280	State Street Bank London	8/11/2017	240	—
USD	1,189,184	ILS	4,276,306	Deutsche Bank AG London	8/17/2017	—	(21,818)
USD	494,352	ILS	1,774,298	HSBC Bank USA	8/17/2017	—	(8,110)
USD	211,197	ILS	758,758	JPMorgan Chase Bank N.A. London	8/17/2017	—	(3,675)
USD	87,795	INR	5,697,000	Bank of America, N.A.	8/11/2017	291	—
USD	593,428	INR	38,787,000	Citibank N.A.	8/11/2017	—	(2,329)
USD	2,817,828	INR	182,707,964	Goldman Sachs International	8/11/2017	11,489	—
USD	101,659	JPY	11,319,000	Goldman Sachs International	8/25/2017	—	(926)
USD	129,075	JPY	14,348,539	JPMorgan Chase Bank N.A. London	8/25/2017	—	(968)
USD	190,216	KRW	211,806,000	Goldman Sachs International	6/28/2017	972	—
USD	144,963	KRW	161,892,000	JPMorgan Chase Bank N.A. London	6/28/2017	316	—
USD	1,728,839	KRW	1,932,422,000	Goldman Sachs International	7/7/2017	2,069	—
USD	207,546	KRW	235,849,600	JPMorgan Chase Bank N.A. London	7/7/2017	—	(3,204)

SEE NOTES TO FUND'S INVESTMENTS79

Spectrum Income Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	222,650	MXN	4,347,211	Bank of America, N.A.	6/16/2017	—	(9,944)
USD	423,971	MXN	8,200,000	Canadian Imperial Bank of Commerce	6/16/2017	—	(14,765)
USD	205,444	MXN	3,989,360	Citibank N.A.	6/16/2017	—	(8,004)
USD	980,748	MXN	18,577,701	Deutsche Bank AG London	6/16/2017	—	(13,240)
USD	892,672	MXN	17,118,500	HSBC Bank USA	6/16/2017	—	(23,240)
USD	246,501	MXN	4,685,970	JPMorgan Chase Bank N.A. London	6/16/2017	—	(4,220)
USD	766,528	MXN	15,359,000	Royal Bank of Canada (UK)	6/16/2017	—	(55,245)
USD	116,868	MXN	2,226,795	State Street Bank London	6/16/2017	—	(2,275)
USD	521,238	MXN	9,922,882	Citibank N.A.	7/14/2017	—	(7,212)
USD	97,041	MXN	1,846,000	HSBC Bank USA	7/14/2017	—	(1,270)
USD	519,120	MYR	2,287,000	Barclays Bank PLC Wholesale	6/9/2017	—	(15,032)
USD	175,020	MYR	749,000	Goldman Sachs International	6/9/2017	84	—
USD	1,069,066	MYR	4,484,518	JPMorgan Chase Bank N.A. London	6/9/2017	21,662	—
USD	361,803	MYR	1,615,809	BNP Paribas SA	7/7/2017	—	(15,077)
USD	77,992	MYR	348,000	Citibank N.A.	7/7/2017	—	(3,177)
USD	428,546	MYR	1,859,000	JPMorgan Chase Bank N.A. London	7/7/2017	—	(5,057)
USD	199,728	MYR	863,602	Barclays Bank PLC Wholesale	8/11/2017	—	(1,396)
USD	398,845	MYR	1,726,000	Citibank N.A.	8/11/2017	—	(3,121)
USD	60,074	MYR	260,000	Goldman Sachs International	8/11/2017	—	(477)
USD	399,600	MYR	1,726,000	JPMorgan Chase Bank N.A. London	8/11/2017	—	(2,366)
USD	164,698	MYR	704,000	Barclays Bank PLC Wholesale	9/8/2017	948	—
USD	164,294	MYR	704,000	Goldman Sachs International	9/8/2017	544	—
USD	215,794	MYR	704,998	JPMorgan Chase Bank N.A. London	9/8/2017	51,812	—
USD	378,715	NZD	542,000	JPMorgan Chase Bank N.A. London	8/25/2017	—	(4,652)
USD	56,520	PEN	185,000	Deutsche Bank AG London	6/9/2017	—	(5)
USD	242,576	PHP	12,090,000	Barclays Bank PLC Wholesale	7/7/2017	39	—
USD	303,762	PLN	1,208,000	Bank of America, N.A.	7/12/2017	—	(20,857)
USD	480,988	PLN	1,850,000	Bank of America, N.A.	8/18/2017	—	(16,008)
USD	737,627	PLN	2,839,939	Citibank N.A.	8/18/2017	—	(25,312)
USD	168,903	PLN	642,000	Deutsche Bank AG London	8/18/2017	—	(3,568)
USD	473,378	PLN	1,818,967	HSBC Bank USA	8/18/2017	—	(15,281)
USD	146,025	PLN	544,000	JPMorgan Chase Bank N.A. London	8/18/2017	—	(119)
USD	24,559	PLN	92,000	State Street Bank London	8/18/2017	—	(157)
USD	1,143,259	RON	4,848,108	Bank of America, N.A.	7/14/2017	—	(50,965)
USD	600,534	RON	2,523,690	Barclays Bank PLC Wholesale	7/14/2017	—	(21,120)
USD	1,115,321	RON	4,731,368	Citibank N.A.	7/14/2017	—	(50,144)
USD	857,292	RON	3,603,453	JPMorgan Chase Bank N.A. London	7/14/2017	—	(30,338)
USD	84,455	RON	343,000	State Street Bank London	7/14/2017	—	(35)
USD	1,702,893	RUB	98,688,990	State Street Bank London	7/14/2017	—	(20,976)
USD	308,851	SEK	2,712,435	Bank of America, N.A.	7/21/2017	—	(4,107)
USD	832,934	SEK	7,332,000	HSBC Bank USA	7/21/2017	—	(13,024)
USD	180,147	SEK	1,585,358	JPMorgan Chase Bank N.A. London	7/21/2017	—	(2,770)
USD	43,685	SGD	61,000	Bank of America, N.A.	7/14/2017	—	(423)
USD	42,333	SGD	59,000	BNP Paribas SA	7/14/2017	—	(329)
USD	650,790	SGD	915,000	HSBC Bank USA	7/14/2017	—	(10,828)
USD	2,083,504	SGD	2,930,656	Deutsche Bank AG London	8/18/2017	—	(36,531)
USD	2,808	THB	97,338	HSBC Bank USA	8/11/2017	—	(49)
USD	202,373	THB	6,992,971	JPMorgan Chase Bank N.A. London	8/11/2017	—	(2,878)
USD	58,113	THB	1,987,000	State Street Bank London	8/11/2017	—	(208)
USD	159,817	TRY	590,309	Bank of America, N.A.	6/2/2017	—	(7,459)
USD	727,542	TRY	2,697,000	Credit Suisse International	6/2/2017	—	(36,716)

80SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,415,000	TRY	5,051,837	HSBC Bank USA	6/2/2017	—	(16,539)
USD	179,340	TRY	662,868	JPMorgan Chase Bank N.A. London	6/2/2017	—	(8,497)
USD	31,442	TRY	117,000	State Street Bank London	6/2/2017	—	(1,712)
USD	807,459	TRY	2,949,000	HSBC Bank USA	9/5/2017	—	(5,519)
USD	49,258	TRY	179,000	JPMorgan Chase Bank N.A. London	9/5/2017	—	(89)
USD	1,957,008	TWD	58,577,000	Goldman Sachs International	8/11/2017	4,465	—
USD	1,159,418	ZAR	15,615,620	Citibank N.A.	8/18/2017	—	(15,498)
USD	109,211	ZAR	1,460,000	JPMorgan Chase Bank N.A. London	8/18/2017	—	(639)
USD	26,825	ZAR	353,000	State Street Bank London	8/18/2017	266	—
ZAR	983,640	USD	73,033	Citibank N.A.	8/18/2017	976	—
						$856,187	($1,043,585)

SWAPS

Interest rate swaps

Counterparty (OTC)/Centrally cleared	Notional amount	Currency	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of New York	15,000,000	HKD	Fixed 1.515%	HKD-HIBOR- HKAB	Semi- Annual	Semi- Annual	Dec 2020	—	($8,903)	($8,903)
Citi Bank N.A.	5,750,000	HKD	Fixed 1.465%	HKD-HIBOR- HKAB	Quarterly	Quarterly	Mar 2021	—	(1,056)	(1,056)
Citi Bank N.A.	1,100,000	HKD	Fixed 1.335%	Fixed 1.335%	Quarterly	Quarterly	Apr 2021	—	661	661
Citi Bank N.A.	2,300,000	HKD	Fixed 1.112%	HKD-HIBOR- HKAB	Quarterly	Quarterly	Aug 2021	—	4,702	4,702
Citi Bank N.A.	1,680,000	HKD	Fixed 1.820%	HKD-HIBOR- HKAB	Quarterly	Quarterly	Dec 2021	—	(3,112)	(3,112)
Goldman Sachs and Co.	1,200,000	BRL	BRL- CDI	Fixed 11.520%	At Maturity	At Maturity	Jan 2019	—	8,934	8,934
Goldman Sachs and Co.	1,470,000	BRL	BRL- CDI	Fixed 10.555%	At Maturity	At Maturity	Jan 2020	—	3,379	3,379
Goldman Sachs and Co.	1,270,000	BRL	BRL- CDI	Fixed 10.480%	At Maturity	At Maturity	Jan 2020	—	2,368	2,368
Goldman Sachs and Co.	200,000	BRL	BRL- CDI	Fixed 9.805%	At Maturity	At Maturity	Jul 2020	—	(438)	(438)
Goldman Sachs and Co.	210,000	BRL	BRL- CDI	Fixed 9.610%	At Maturity	At Maturity	Jul 2020	—	(674)	(674)
Goldman Sachs and Co.	1,350,000	BRL	BRL- CDI	Fixed 9.940%	At Maturity	At Maturity	Jul 2021	—	4,376	4,376
Goldman Sachs and Co.	1,700,000	BRL	BRL- CDI	Fixed 10.925%	At Maturity	At Maturity	Jul 2020	—	9,454	9,454
JP Morgan Chase Bank. N.A	1,050,000	HKD	Fixed 2.010%	HKD-HIBOR- HKAB	Quarterly	Quarterly	Apr 2022	—	(2,915)	(2,915)
Merrill Lynch	5,300,000	HKD	HKD-HIBOR- HKAB	Fixed 1.820%	Quarterly	Quarterly	May 2022	—	(7,845)	(7,845)
Merrill Lynch	720,000	HKD	Fixed 1.750%	HKD-HIBOR- HKAB	Quarterly	Quarterly	May 2022	—	(817)	(817)
								—	$8,114	$8,114
Centrally cleared	850,000	USD	Fixed 1.528%	USD-LIBOR- BBA	Semi- Annual	Quarterly	May 2019	—	($351)	($351)
Centrally cleared	2,775,000	USD	Fixed 2.010%	USD-LIBOR- BBA	Semi- Annual	Quarterly	May 2022	—	23,452	23,452

SEE NOTES TO FUND'S INVESTMENTS81

Spectrum Income Fund

Interest rate swaps (continued)

Counterparty (OTC)/Centrally cleared	Notional amount	Currency	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	3,100,000	CZK	Fixed 0.730%	CZK-PRIBOR- PRBO	Annual	Semi- Annual	Apr 2022	—	295	295
Centrally cleared	76,600,000	HUF	Fixed 2.709%	HUF-BUBOR- Reuters	Annual	Semi- Annual	Feb 2027	—	(14,001)	(14,001)
Centrally cleared	43,400,000	HUF	Fixed 2.716%	HUF-BUBOR- Reuters	Annual	Semi- Annual	Feb 2027	—	(8,056)	(8,056)
Centrally cleared	850,000	USD	USD-LIBOR- BBA	Fixed 1.658%	Semi- Annual	Quarterly	Mar 2019	—	3,704	3,704
Centrally cleared	3,550,000	USD	USD-LIBOR- BBA	Fixed 1.665%	Semi- Annual	Quarterly	Mar 2019	—	15,927	15,927
Centrally cleared	19,000,000	CZK	Fixed 0.940%	CZK-PRIBOR- PRBO	Annual	Semi- Annual	Mar 2022	—	(7,283)	(7,283)
Centrally cleared	780,000	USD	Fixed 2.669%	USD-LIBOR- BBA	Semi- Annual	Quarterly	Dec 2046	—	(42,831)	(42,831)
								—	($29,144)	($29,144)
								—	($21,030)	($21,030)

Credit default swaps - Buyer

Counterparty (OTC)/Centrally cleared	Reference obligation	Notional amount	Currency	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Barclays Bank	Frontier Communications Corporation	60,000	USD	$60,000	5.000%	Quarterly	Dec 2020	$994	$1,732	$2,726
Barclays Bank	Frontier Communications Corporation	120,000	USD	120,000	5.000%	Quarterly	Dec 2020	1,993	3,459	5,452
Barclays Bank	Republic of South Africa	190,000	USD	190,000	1.000%	Quarterly	Jun 2022	9,412	(1,791)	7,621
Barclays Bank	Republic of South Africa	250,000	USD	250,000	1.000%	Quarterly	Jun 2022	10,881	(853)	10,028
Barclays Bank	CDX.EM.27	380,000	USD	380,000	1.000%	Quarterly	Jun 2022	16,441	(587)	15,854
Citibank N.A.	Republic of Turkey	280,000	USD	280,000	1.000%	Quarterly	Dec 2021	20,898	(12,068)	8,830
Citibank N.A.	People's Republic of China	80,000	USD	80,000	1.000%	Quarterly	Jun 2022	(103)	(910)	(1,013)
Citibank N.A.	Bank of China, LTD.	300,000	USD	300,000	1.000%	Quarterly	Jun 2022	2,083	(3,247)	(1,164)
Citibank N.A.	Republic of Korea	370,000	USD	370,000	1.000%	Quarterly	Jun 2022	(8,444)	(91)	(8,535)
Goldman Sachs and Co.	Frontier Communications Corporation	35,000	USD	35,000	5.000%	Quarterly	Dec 2020	582	1,002	1,584
Goldman Sachs and Co.	CDX.EM.27	2,300,000	USD	2,300,000	1.000%	Quarterly	Jun 2022	122,195	(26,234)	95,961
Goldman Sachs and Co.	Argentine Republic	150,000	USD	150,000	5.000%	Quarterly	Jun 2022	(8,054)	(5,898)	(13,952)
Goldman Sachs and Co.	CDX.EM.27	370,000	USD	370,000	1.000%	Quarterly	Jun 2022	19,075	(3,638)	15,437
JPMorgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	99,161	1.000%	Quarterly	Jun 2017	(96)	(118)	(214)
JPMorgan Chase Bank, N.A.	CDX.EM.27	400,000	USD	400,000	1.000%	Quarterly	Jun 2022	21,196	(4,507)	16,689
JPMorgan Chase Bank, N.A.	CDX.EM.27	2,200,000	USD	2,200,000	1.000%	Quarterly	Jun 2022	115,705	(23,916)	91,789
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	550,000	USD	550,000	1.000%	Quarterly	Jun 2022	37,782	(4,850)	32,932
Merrill Lynch and Co., Inc.	Republic of Turkey	800,000	USD	800,000	1.000%	Quarterly	Dec 2021	54,426	(29,199)	25,227
Merrill Lynch and Co., Inc.	CDX.EM.27	253,000	USD	253,000	1.000%	Quarterly	Jun 2022	12,795	(2,239)	10,556
Merrill Lynch and Co., Inc.	CDX.EM.27	50,000	USD	50,000	1.000%	Quarterly	Jun 2022	2,331	(245)	2,086
Merrill Lynch and Co., Inc.	CDX.EM.27	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	8,909	(565)	8,344
				$9,437,161				$441,001	($114,763)	$326,238

82SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

Credit default swaps - Buyer (continued)

Counterparty (OTC)/Centrally cleared	Reference obligation	Notional amount	Currency	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	iTraxx Europe Crossover Series 26 Version 1	700,000	EUR	$743,015	5.000%	Quarterly	Dec 2021	($61,079)	($38,025)	($99,104)
Centrally cleared	iTraxx Europe Crossover Series 26 Version 1	700,000	EUR	752,150	5.000%	Quarterly	Dec 2021	(65,294)	(33,810)	(99,104)
Centrally cleared	iTraxx Europe Crossover Series 26 Version 1	700,000	EUR	752,570	5.000%	Quarterly	Dec 2021	(62,765)	(36,339)	(99,104)
Centrally cleared	iTraxx Europe Series 26 Version 1	2,750,000	EUR	2,962,025	1.000%	Quarterly	Dec 2021	(35,459)	(33,630)	(69,089)
Centrally cleared	CDX.NA.HY.28	537,500	USD	537,500	5.000%	Quarterly	Jun 2022	(35,620)	(10,102)	(45,722)
Centrally cleared	CDX.NA.HY.28	537,500	USD	537,500	5.000%	Quarterly	Jun 2022	(35,554)	(10,168)	(45,722)
Centrally cleared	CDX.NA.HY.28	537,500	USD	537,500	5.000%	Quarterly	Jun 2022	(35,651)	(10,071)	(45,722)
Centrally cleared	CDX.NA.HY.28	537,500	USD	537,500	5.000%	Quarterly	Jun 2022	(35,657)	(10,065)	(45,722)
Centrally cleared	CDX.NA.HY.28	670,000	USD	670,000	5.000%	Quarterly	Jun 2022	(45,249)	(11,744)	(56,993)
Centrally cleared	iTraxx Europe Crossover Series 27 Version 1	125,000	EUR	133,488	5.000%	Quarterly	Jun 2022	(12,740)	(4,682)	(17,422)
Centrally cleared	iTraxx Europe Crossover Series 27 Version 1	80,000	EUR	87,880	5.000%	Quarterly	Jun 2022	(9,944)	(1,206)	(11,150)
Centrally cleared	iTraxx Europe Series 27 Version 1	225,000	EUR	240,278	1.000%	Quarterly	Jun 2022	(2,994)	(2,268)	(5,262)
Centrally cleared	iTraxx Europe Series 27 Version 1	90,000	EUR	98,865	1.000%	Quarterly	Jun 2022	(1,773)	(332)	(2,105)
				$8,590,271				($439,779)	($202,442)	($642,221)
				$18,027,432				$1,222	($317,205)	($315,983)

Credit default swaps - Seller

Counterparty (OTC)	Reference obligation	Implied Credit spread and/or credit rating at 5-31-17	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JP Morgan Chase Bank, N.A.	Humana, Inc.	10.170%	180,000	USD	$180,000	4.000%	Quarterly	Dec 2018	$346	$2,536	$2,882
					$180,000				$346	$2,536	$2,882

Derivative currency abbreviations

ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PEN	Peruvian Nuevo Sol
CNH	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian Leu
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	Taiwan New Dollar
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

Derivatives abbreviations
BBA	The Bristish Bankers' Association	HKAB	Hong Kong Association of Banks
BUBOR	Budapest Interbank Offered Rate	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	PRBO	Czech National Bank
HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

See Notes to Fund's investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND'S INVESTMENTS83

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$234,233,217	—	$234,233,217	—
Foreign government obligations	134,951,281	—	134,951,281	—
Corporate bonds	317,150,151	—	316,950,151	$200,000
Convertible bonds	263,728	—	263,728	—
Municipal bonds	3,195,902	—	3,195,902	—
Term loans	69,348,316	—	69,348,316	—
Collateralized mortgage obligations	23,479,564	—	23,479,564	—
Asset backed securities	34,510,957	—	34,510,957	—
Common stocks	102,246,944	$97,794,337	4,452,607	—
Preferred securities	2,818,028	2,818,028	—	—
Purchased options	12,328	—	12,328	—
Securities lending collateral	3,756,343	3,756,343	—	—
Short-term investments	31,197,793	25,375,024	5,822,769	—
Total investments in securities	$957,164,552	$129,743,732	$827,220,820	$200,000
Sale commitments outstanding	($11,224,392)	—	($11,224,392)	—
Other financial instruments:
Futures	$85,197	$85,197	—	—
Forward foreign currency contracts	(187,398)	—	($187,398)	—
Interest rate swaps	(21,030)	—	(21,030)	—

       84

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Credit default swaps	(313,101)	—	(313,101)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Fund's investments or in a schedule to the Fund's investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans).The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At May 31, 2017, the fund had $72,148 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2017, the fund used futures contracts to gain exposure to treasury markets and foreign bond markets, manage against anticipated interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the

       85

possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended May 31, 2017, the fund used purchased options to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency, maintain diversity and as a substitute for securities purchased.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended May 31, 2017, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes and gain exposure to treasury markets.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended May 31, 2017, the fund used CDS as a Buyer of protection to manage against potential credit events.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended May 31, 2017 to take a long position in the exposure of the benchmark credit.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       86

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	459Q3	05/17
This report is for the information of the shareholders of John Hancock Spectrum Income Fund.		7/17

John Hancock

Strategic Income Opportunities Fund

Quarterly portfolio holdings 5/31/17

Fund's investmentsStrategic Income Opportunities Fund

As of 5-31-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 48.6%					$3,529,251,872
(Cost $3,463,758,509)
Consumer discretionary 6.7%					487,623,502
Auto components 0.1%
American Axle & Manufacturing, Inc.	6.625		10-15-22	6,100,000	6,298,250
The Goodyear Tire & Rubber Company	8.750		08-15-20	1,905,000	2,252,663
Hotels, restaurants and leisure 1.7%
ESH Hospitality, Inc. (S)	5.250		05-01-25	11,765,000	12,021,948
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.000		06-01-24	19,478,000	20,262,963
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.250		06-01-26	24,077,000	25,262,792
New Red Finance, Inc. (S)	4.250		05-15-24	17,420,000	17,420,000
New Red Finance, Inc. (S)	4.625		01-15-22	33,785,000	34,730,980
New Red Finance, Inc. (S)	6.000		04-01-22	14,379,000	14,967,820
Internet and direct marketing retail 0.6%
Expedia, Inc.	5.000		02-15-26	12,320,000	13,374,013
QVC, Inc.	4.450		02-15-25	17,200,000	17,025,678
QVC, Inc.	5.950		03-15-43	9,560,000	9,057,632
Media 4.0%
CCO Holdings LLC (S)	5.125		05-01-27	15,760,000	16,124,450
CCO Holdings LLC	5.750		01-15-24	20,127,000	21,322,141
Lamar Media Corp.	5.000		05-01-23	13,420,000	13,990,350
Lamar Media Corp.	5.875		02-01-22	10,545,000	10,940,438
LIN Television Corp.	5.875		11-15-22	7,100,000	7,428,375
Lions Gate Entertainment Corp. (S)	5.875		11-01-24	16,280,000	16,971,900
McGraw-Hill Global Education Holdings LLC (S)	7.875		05-15-24	3,765,000	3,670,875
Nexstar Broadcasting, Inc. (S)	5.625		08-01-24	18,745,000	18,885,588
Omnicom Group, Inc.	3.600		04-15-26	13,012,000	13,237,238
Outfront Media Capital LLC	5.625		02-15-24	21,080,000	22,054,950
Scripps Networks Interactive, Inc.	3.950		06-15-25	14,115,000	14,574,528
Sirius XM Radio, Inc. (S)	4.625		05-15-23	8,995,000	9,135,592
Sirius XM Radio, Inc. (S)	5.250		08-15-22	11,570,000	11,960,488
Sirius XM Radio, Inc. (S)	5.375		07-15-26	9,390,000	9,624,750
Time, Inc. (S)	5.750		04-15-22	11,495,000	11,882,956
Tribune Media Company	5.875		07-15-22	11,780,000	12,413,175
Viacom, Inc.	5.850		09-01-43	16,145,000	17,291,053
Viacom, Inc.	6.875		04-30-36	12,700,000	14,620,278
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250		02-28-57	24,500,000	25,199,769
Virgin Media Secured Finance PLC	5.250		01-15-21	1,260,000	1,337,175
WMG Acquisition Corp. (S)	5.000		08-01-23	2,600,000	2,661,750
WMG Acquisition Corp. (S)	6.750		04-15-22	13,285,000	13,992,426
Specialty retail 0.1%
Lowe's Companies, Inc.	2.500		04-15-26	2,273,000	2,183,573
The Home Depot, Inc.	3.000		04-01-26	7,225,000	7,309,995
Textiles, apparel and luxury goods 0.2%
PVH Corp.	4.500		12-15-22	15,665,000	16,134,950
Consumer staples 5.0%					366,653,298
Beverages 1.8%
Anheuser-Busch InBev Finance, Inc.	2.650		02-01-21	41,405,000	42,068,805
Anheuser-Busch InBev Finance, Inc.	3.650		02-01-26	25,520,000	26,245,814
Anheuser-Busch InBev Worldwide, Inc.	7.750		01-15-19	14,195,000	15,514,851

2SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Beverages (continued)
Constellation Brands, Inc.	3.750		05-01-21		8,455,000	$8,852,300
Constellation Brands, Inc.	4.250		05-01-23		18,620,000	20,038,918
Constellation Brands, Inc.	4.750		12-01-25		5,985,000	6,562,954
Cott Beverages, Inc.	5.375		07-01-22		14,515,000	15,077,456
Food and staples retailing 0.7%
Aramark Services, Inc. (S)	5.000		04-01-25		14,990,000	15,739,500
Aramark Services, Inc.	5.125		01-15-24		6,290,000	6,635,950
CVS Health Corp.	3.875		07-20-25		14,485,000	15,173,950
Walgreens Boots Alliance, Inc.	3.800		11-18-24		11,065,000	11,484,341
Food products 1.8%
B&G Foods, Inc.	4.625		06-01-21		20,390,000	20,848,775
Darling Ingredients, Inc.	5.375		01-15-22		8,425,000	8,719,875
Gruma SAB de CV (S)	4.875		12-01-24		1,600,000	1,702,000
Kraft Heinz Foods Company	3.950		07-15-25		24,640,000	25,384,990
Kraft Heinz Foods Company (S)	4.875		02-15-25		25,426,000	27,220,262
Post Holdings, Inc. (S)	5.000		08-15-26		24,125,000	24,305,938
Post Holdings, Inc. (S)	5.750		03-01-27		14,040,000	14,689,350
Post Holdings, Inc. (S)	6.000		12-15-22		10,825,000	11,515,094
Household products 0.5%
Kimberly-Clark Corp.	2.750		02-15-26		17,067,000	16,945,159
Spectrum Brands, Inc.	5.750		07-15-25		17,110,000	18,181,086
Tobacco 0.2%
Philip Morris International, Inc.	3.375		08-11-25		13,380,000	13,745,930
Energy 4.9%						357,593,277
Energy equipment and services 0.3%
Antero Midstream Partners LP (S)	5.375		09-15-24		23,545,000	24,104,194
Oil, gas and consumable fuels 4.6%
Antero Resources Corp. (S)	5.000		03-01-25		17,590,000	17,238,200
Antero Resources Corp.	5.625		06-01-23		15,760,000	16,193,400
Boardwalk Pipelines LP	4.450		07-15-27		8,230,000	8,482,159
Chesapeake Energy Corp. (S)	8.000		12-15-22		13,765,000	14,883,406
Concho Resources, Inc.	4.375		01-15-25		15,970,000	16,289,400
Enbridge, Inc.	4.250		12-01-26		22,120,000	23,317,068
Energy Transfer Partners LP	4.750		01-15-26		9,455,000	9,989,954
Enterprise Products Operating LLC	5.200		09-01-20		4,090,000	4,466,419
Exxon Mobil Corp.	2.709		03-06-25		19,055,000	19,008,887
Magellan Midstream Partners LP	5.000		03-01-26		8,190,000	9,143,979
MPLX LP	4.125		03-01-27		15,945,000	16,189,628
Newfield Exploration Company	5.375		01-01-26		6,510,000	6,802,950
Newfield Exploration Company	5.625		07-01-24		7,575,000	8,029,500
Parsley Energy LLC (S)	5.375		01-15-25		10,430,000	10,560,375
Pertamina Persero PT (S)	4.300		05-20-23		13,990,000	14,513,212
Petroleos Mexicanos	4.625		09-21-23		20,165,000	20,556,201
Petroleos Mexicanos	6.000		03-05-20		2,120,000	2,291,444
Petroleos Mexicanos (S)	7.650		11-24-21	MXN	198,639,000	10,097,511
Pioneer Natural Resources Company	4.450		01-15-26		19,260,000	20,666,250
Saka Energi Indonesia PT (S)	4.450		05-05-24		8,405,000	8,416,296
Tesoro Corp. (S)	4.750		12-15-23		18,355,000	19,318,638
The Williams Companies, Inc.	4.550		06-24-24		10,755,000	11,050,763
TransCanada PipeLines, Ltd.	4.875		01-15-26		2,590,000	2,910,849
Williams Partners LP	3.750		06-15-27		19,815,000	19,804,894

SEE NOTES TO FUND'S INVESTMENTS3

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Williams Partners LP	4.875		05-15-23		22,590,000	$23,267,700
Financials 13.4%						971,345,127
Banks 11.0%
Ameris Bancorp (5.750% to 3-15-22, then 3 month LIBOR + 3.616%)	5.750		03-15-27		8,325,000	8,462,421
Asian Development Bank	3.250		07-20-17	NZD	23,775,000	16,870,422
Asian Development Bank	4.625		03-06-19	NZD	16,505,000	12,135,171
Asian Development Bank	5.000		03-09-22	AUD	16,430,000	13,652,608
Asian Development Bank	6.450		08-08-21	INR	889,420,000	14,062,720
Asian Development Bank	6.950		01-16-20	INR	252,400,000	4,006,240
Banc of California, Inc.	5.250		04-15-25		7,375,000	7,451,671
Banco Nacional de Comercio Exterior SNC (S)	4.375		10-14-25		11,995,000	12,280,481
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (S)	3.800		08-11-26		2,465,000	2,443,555
Bank of America Corp. (P)	1.891		09-15-26		26,515,000	24,605,734
Bank of Montreal (S)	2.500		01-11-22		17,975,000	18,179,142
Bank of the Ozarks, Inc. (5.500% to 7-1-21, then 3 month LIBOR + 4.425%)	5.500		07-01-26		5,990,000	6,274,525
BankUnited, Inc.	4.875		11-17-25		16,775,000	17,543,513
BNC Bancorp (5.500% to 10-1-19, then 3 month LIBOR + 3.590%)	5.500		10-01-24		4,500,000	4,574,129
Cadence Financial Corp. (S)	4.875		06-28-19		5,000,000	4,900,000
Cadence Financial Corp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (S)	6.500		03-11-25		4,500,000	4,539,375
CIT Group, Inc. (S)	5.500		02-15-19		27,840,000	29,371,200
Citigroup, Inc. (P)	3.285		05-04-21	AUD	13,996,000	10,522,469
Citigroup, Inc.	6.250		06-29-17	NZD	8,565,000	6,081,566
Citigroup, Inc.	6.250		06-29-17	NZD	5,416,000	3,845,623
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900		02-15-23		15,940,000	16,916,325
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950		01-30-23		12,520,000	13,137,862
CoBiz Financial, Inc. (5.625% to 6-25-25, then 3 month LIBOR + 3.170%)	5.625		06-25-30		2,705,000	2,931,544
Cullen/Frost Bankers, Inc.	4.500		03-17-27		4,155,000	4,274,456
Eagle Bancorp, Inc.	5.750		09-01-24		4,460,000	4,593,800
Eagle Bancorp, Inc. (5.000% to 8-1-21, then 3 month LIBOR + 3.850%)	5.000		08-01-26		3,995,000	4,089,022
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		16,575,000	16,616,438
First Niagara Financial Group, Inc.	7.250		12-15-21		13,830,000	16,388,661
Flushing Financial Corp. (5.250% to 12-15-21, then 3 month LIBOR + 3.440%)	5.250		12-15-26		5,690,000	5,827,505
Fulton Financial Corp.	3.600		03-16-22		6,665,000	6,780,631
Heartland Financial USA, Inc.	5.750		12-30-24		4,495,000	4,545,569
Heritage Commerce Corp. (5.250% to 6-1-22, then 3 month LIBOR + 3.365%)	5.250		06-01-27		3,390,000	3,390,000
Independent Bank Group, Inc.	5.875		08-01-24		8,615,000	8,723,351
Inter-American Development Bank	3.750		10-09-18	AUD	13,365,000	10,180,102
Inter-American Development Bank	6.500		08-20-19	AUD	18,255,000	14,902,292
International Bank for Reconstruction & Development	1.375		06-23-19	SEK	75,040,000	8,909,509
International Bank for Reconstruction & Development	2.500		03-12-20	AUD	8,500,000	6,397,448
International Bank for Reconstruction & Development	2.800		01-13-21	AUD	20,865,000	15,830,175
International Bank for Reconstruction & Development	3.375		08-13-17	NZD	5,170,000	3,672,024
International Bank for Reconstruction & Development	3.375		01-25-22	NZD	16,383,000	11,773,128
International Bank for Reconstruction & Development	3.500		01-22-21	NZD	22,650,000	16,424,172
International Bank for Reconstruction & Development	3.625		06-22-20	NOK	65,640,000	8,362,025
International Bank for Reconstruction & Development	4.625		02-26-19	NZD	16,812,000	12,358,913

4SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	4.625		10-06-21	NZD	25,130,000	$18,997,099
International Finance Corp.	2.800		08-15-22	AUD	20,795,000	15,727,234
International Finance Corp.	3.250		07-22-19	AUD	29,251,000	22,331,696
International Finance Corp.	3.625		05-20-20	NZD	34,873,000	25,350,551
International Finance Corp.	3.875		02-26-18	NZD	17,992,000	12,901,125
International Finance Corp.	6.450		10-30-18	INR	1,274,870,000	19,979,003
JPMorgan Chase & Co.	3.200		06-15-26		16,625,000	16,418,767
JPMorgan Chase & Co.	3.300		04-01-26		11,885,000	11,819,870
JPMorgan Chase & Co.	4.250		11-02-18	NZD	31,595,000	22,725,528
KFW	3.750		05-29-20	NZD	11,170,000	8,140,392
KFW	6.000		08-20-20	AUD	22,610,000	18,835,193
Lakeland Bancorp, Inc. (5.125% to 9-30-21, then 3 month LIBOR + 3.970%)	5.125		09-30-26		4,000,000	4,065,000
LegacyTexas Financial Group, Inc. (5.500% to 12-1-20, then 3 month LIBOR + 3.890%)	5.500		12-01-25		3,375,000	3,391,875
Nordic Investment Bank	4.125		03-19-20	NZD	18,050,000	13,284,292
Old Second Bancorp, Inc.(5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750		12-31-26		4,065,000	4,207,275
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000		10-15-24		9,920,000	10,185,883
Pacific Continental Corp. (5.875% to 6-30-21, then 3 month LIBOR + 4.715%)	5.875		06-30-26		1,225,000	1,240,313
Pinnacle Bank (4.875% to 7-30-20, then 3 month LIBOR + 3.128%)	4.875		07-30-25		3,364,000	3,386,202
Pinnacle Financial Partners, Inc. (5.250% to 11-16-21, then 3 month LIBOR + 3.884%) (S)	5.250		11-16-26		3,980,000	4,049,650
Renasant Corp. (5.000% to 9-1-21, then 3 month LIBOR + 3.840%)	5.000		09-01-26		3,190,000	3,256,256
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) (Q)	5.050		06-15-22		17,450,000	17,493,625
Synovus Financial Corp.	5.125		06-15-17		12,140,000	12,140,000
Synovus Financial Corp.	7.875		02-15-19		7,175,000	7,812,140
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750		12-15-25		28,675,000	30,323,813
Valley National Bancorp	4.550		06-30-25		6,305,000	6,360,415
Wells Fargo & Company (P)	3.065		07-27-21	AUD	9,035,000	6,786,978
Wells Fargo & Company	3.250		04-27-22	AUD	12,300,000	9,174,979
Western Alliance Bank (5.000% to 7-15-20, then 3 month LIBOR + 3.200%)	5.000		07-15-25		8,785,000	8,806,963
Westpac Banking Corp.	5.000		10-21-19	GBP	3,165,000	4,486,634
Westpac Banking Corp.	7.250		02-11-20	AUD	5,300,000	4,432,796
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800		06-15-23		8,290,000	8,103,475
Capital markets 0.4%
Stifel Financial Corp.	4.250		07-18-24		22,390,000	22,957,878
Temasek Financial I, Ltd.	3.265		02-19-20	SGD	5,250,000	3,974,090
The Hongkong Land Treasury Services Singapore Pte, Ltd.	3.860		12-29-17	SGD	2,500,000	1,829,664
Consumer finance 0.2%
Capital One Financial Corp.	3.750		07-28-26		15,915,000	15,625,395
Diversified financial services 0.4%
First Midwest Bancorp, Inc.	5.875		09-29-26		4,000,000	4,223,144
Flagstar Bancorp, Inc.	6.125		07-15-21		10,420,000	11,267,865
Nordea Kredit Realkreditaktieselskab	2.000		10-01-17	DKK	104,050,000	15,833,178

SEE NOTES TO FUND'S INVESTMENTS5

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Insurance 1.0%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-68		29,595,000	$39,361,350
Chubb INA Holdings, Inc.	3.350		05-03-26		14,255,000	14,703,705
Dongbu Insurance Company, Ltd.	3.512		05-25-24	KRW	10,000,000,000	8,930,779
Dongbu Insurance Company, Ltd.	3.865		05-25-27	KRW	10,000,000,000	8,927,715
Thrifts and mortgage finance 0.4%
MGIC Investment Corp.	5.750		08-15-23		7,970,000	8,567,750
Radian Group, Inc.	5.250		06-15-20		9,420,000	9,985,200
WSFS Financial Corp. (4.500% to 6-15-21, then 3 month LIBOR + 3.300%)	4.500		06-15-26		9,990,000	10,114,875
Health care 3.1%						227,427,392
Biotechnology 0.4%
AbbVie, Inc.	1.800		05-14-18		50,000	50,066
AbbVie, Inc.	3.600		05-14-25		16,500,000	16,870,359
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26		14,845,000	14,495,875
Health care equipment and supplies 0.2%
Abbott Laboratories	2.950		03-15-25		15,440,000	15,084,000
Health care providers and services 1.5%
Anthem, Inc.	3.500		08-15-24		6,675,000	6,829,166
DaVita, Inc.	5.000		05-01-25		6,325,000	6,285,469
DaVita, Inc.	5.125		07-15-24		9,740,000	9,910,450
HCA Healthcare, Inc.	6.250		02-15-21		15,963,000	17,439,578
HCA, Inc.	4.500		02-15-27		12,375,000	12,730,781
HCA, Inc.	5.000		03-15-24		22,435,000	24,036,859
HCA, Inc.	7.500		02-15-22		13,785,000	15,887,213
HCA, Inc.	8.000		10-01-18		1,700,000	1,836,000
Humana, Inc.	3.850		10-01-24		8,233,000	8,564,518
Quest Diagnostics, Inc.	4.250		04-01-24		3,540,000	3,760,167
Life sciences tools and services 0.1%
Quintiles IMS, Inc. (S)	4.875		05-15-23		5,350,000	5,497,125
Pharmaceuticals 0.9%
Allergan Funding SCS	3.800		03-15-25		12,965,000	13,380,632
AstraZeneca PLC	1.750		11-16-18		5,195,000	5,200,226
Forest Laboratories LLC (S)	5.000		12-15-21		16,705,000	18,381,313
Merck & Company, Inc. (P)	1.541		05-18-18		3,850,000	3,864,738
Merck & Company, Inc.	2.750		02-10-25		27,290,000	27,322,857
Industrials 4.7%						344,563,743
Aerospace and defense 1.1%
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25		23,225,000	24,821,719
L3 Technologies, Inc.	3.850		12-15-26		9,055,000	9,326,967
Lockheed Martin Corp.	2.900		03-01-25		28,655,000	28,614,425
Lockheed Martin Corp.	3.550		01-15-26		15,475,000	16,092,143
Air freight and logistics 1.0%
Mexico City Airport Trust (S)	4.250		10-31-26		32,774,000	33,634,318
Mexico City Airport Trust (S)	5.500		10-31-46		22,003,000	22,190,026
XPO Logistics, Inc. (S)	6.500		06-15-22		15,445,000	16,397,957
Airlines 0.1%
Delta Air Lines, Inc.	3.625		03-15-22		6,850,000	7,062,994
Commercial services and supplies 0.5%
Cintas Corp. No 2	3.700		04-01-27		15,240,000	15,854,065

6SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Commercial services and supplies (continued)
Ritchie Bros Auctioneers, Inc. (S)	5.375		01-15-25		4,455,000	$4,622,063
Waste Management, Inc.	2.900		09-15-22		14,240,000	14,625,206
Construction and engineering 0.8%
AECOM (S)	5.125		03-15-27		43,255,000	43,092,794
AECOM	5.875		10-15-24		15,445,000	16,564,763
Industrial conglomerates 0.7%
3M Company	3.000		08-07-25		14,485,000	14,775,308
General Electric Company	4.250		01-17-18	NZD	5,515,000	3,947,681
General Electric Company	6.250		09-29-20	GBP	2,300,000	3,488,777
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21		27,125,000	28,625,013
Machinery 0.0%
Terex Corp. (S)	5.625		02-01-25		1,580,000	1,619,500
Marine 0.1%
Pelabuhan Indonesia II PT (S)	4.250		05-05-25		10,110,000	10,244,059
Professional services 0.2%
Verisk Analytics, Inc.	4.000		06-15-25		10,744,000	11,116,290
Trading companies and distributors 0.2%
United Rentals North America, Inc.	5.500		05-15-27		17,370,000	17,847,675
Information technology 3.4%						243,810,918
Electronic equipment, instruments and components 0.6%
CDW LLC	5.000		09-01-25		6,850,000	7,055,500
Zebra Technologies Corp.	7.250		10-15-22		32,360,000	34,738,460
Internet software and services 0.2%
Match Group, Inc.	6.750		12-15-22		13,600,000	14,246,000
IT services 0.9%
Booz Allen Hamilton, Inc. (S)	5.125		05-01-25		3,600,000	3,681,000
First Data Corp. (S)	5.000		01-15-24		17,030,000	17,647,338
First Data Corp. (S)	5.375		08-15-23		11,275,000	11,838,750
IBM Corp.	2.750		12-21-20	GBP	15,015,000	20,688,839
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		13,790,000	13,711,397
Semiconductors and semiconductor equipment 0.7%
Intel Corp.	3.700		07-29-25		17,593,000	18,611,072
KLA-Tencor Corp.	4.650		11-01-24		7,499,000	8,121,567
NXP BV (S)	4.625		06-01-23		22,155,000	23,927,400
Software 0.4%
Activision Blizzard, Inc.	3.400		09-15-26		11,870,000	11,967,939
Electronic Arts, Inc.	4.800		03-01-26		1,852,000	2,037,109
Microsoft Corp.	3.300		02-06-27		10,225,000	10,565,441
Technology hardware, storage and peripherals 0.6%
Apple, Inc.	2.400		05-03-23		22,285,000	22,170,522
Apple, Inc.	3.200		05-13-25		22,255,000	22,802,584
Materials 2.8%						199,980,448
Chemicals 0.1%
Alpek SAB de CV	4.500		11-20-22		1,625,000	1,669,688
Praxair, Inc.	3.200		01-30-26		2,305,000	2,373,996
Construction materials 0.3%
Cemex SAB de CV (S)	6.125		05-05-25		21,500,000	23,112,500

SEE NOTES TO FUND'S INVESTMENTS7

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Containers and packaging 1.8%
Ball Corp.	4.000		11-15-23		16,660,000	$16,972,375
Ball Corp.	4.375		12-15-20		8,310,000	8,735,888
Ball Corp.	5.250		07-01-25		24,545,000	26,668,143
Crown Americas LLC	4.500		01-15-23		18,265,000	19,041,263
Crown Cork & Seal Company, Inc.	7.375		12-15-26		11,568,000	13,418,880
Sealed Air Corp. (S)	4.875		12-01-22		10,150,000	10,594,063
Sealed Air Corp. (S)	5.125		12-01-24		16,620,000	17,492,550
Sealed Air Corp. (S)	6.500		12-01-20		18,465,000	20,588,475
Metals and mining 0.6%
Cliffs Natural Resources, Inc. (S)	5.750		03-01-25		19,100,000	18,240,500
Rio Tinto Finance USA, Ltd.	9.000		05-01-19		1,540,000	1,747,127
Vedanta Resources PLC (S)	6.375		07-30-22		19,325,000	19,325,000
Real estate 1.5%						108,609,705
Equity real estate investment trusts 1.1%
American Tower Corp.	4.000		06-01-25		6,300,000	6,534,965
American Tower Corp.	4.700		03-15-22		3,195,000	3,469,192
Crown Castle International Corp.	4.450		02-15-26		10,110,000	10,771,224
Crown Castle Towers LLC (S)	4.883		08-15-40		5,791,000	6,176,543
Equinix, Inc.	5.375		05-15-27		18,650,000	19,623,344
Host Hotels & Resorts LP	5.250		03-15-22		14,006,000	15,285,028
SBA Communications Corp. (S)	4.875		09-01-24		6,600,000	6,695,700
Trust F/1401 (S)	5.250		12-15-24		11,970,000	12,448,800
Real estate management and development 0.4%
CapitaMalls Asia Treasury, Ltd.	3.950		08-24-17	SGD	7,750,000	5,634,639
CBRE Services, Inc.	5.000		03-15-23		8,455,000	8,814,270
Kennedy-Wilson, Inc.	5.875		04-01-24		12,650,000	13,156,000
Telecommunication services 1.4%						100,468,432
Diversified telecommunication services 0.7%
GCI, Inc.	6.875		04-15-25		20,895,000	22,671,075
SFR Group SA (S)	6.250		05-15-24		10,360,000	10,878,000
Sprint Spectrum Company LLC (S)	3.360		03-20-23		15,715,000	15,950,725
Wireless telecommunication services 0.7%
America Movil SAB de CV	7.125		12-09-24	MXN	202,160,000	10,166,330
Sprint Communications, Inc. (S)	9.000		11-15-18		2,318,000	2,544,005
T-Mobile USA, Inc.	6.125		01-15-22		16,235,000	17,087,338
T-Mobile USA, Inc.	6.500		01-15-26		11,985,000	13,228,444
T-Mobile USA, Inc.	6.625		04-01-23		3,450,000	3,673,215
T-Mobile USA, Inc.	6.836		04-28-23		3,990,000	4,269,300
Utilities 1.7%						121,176,030
Electric utilities 1.4%
Emera US Finance LP	3.550		06-15-26		29,975,000	29,954,347
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750		06-15-76		17,380,000	19,291,800
Fortis, Inc. (S)	3.055		10-04-26		14,265,000	13,782,187
Great Plains Energy, Inc.	3.900		04-01-27		17,235,000	17,471,378
Perusahaan Listrik Negara PT (S)	4.125		05-15-27		16,960,000	16,776,608
Gas utilities 0.0%
Southern Gas Networks PLC	4.875		12-21-20	GBP	805,000	1,179,572
Independent power and renewable electricity producers 0.2%
NRG Energy, Inc.	6.625		01-15-27		15,595,000	15,322,088

8SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Utilities (continued)
Multi-utilities 0.1%
NiSource Finance Corp.	5.650		02-01-45		6,147,000	$7,398,050
Foreign government obligations 19.1%						$1,385,437,809
(Cost $1,459,424,812)
Australia 2.6%						190,498,008
New South Wales Treasury Corp.	6.000		05-01-20	AUD	48,045,000	39,923,034
New South Wales Treasury Corp.	6.000		03-01-22	AUD	32,690,000	28,620,620
Queensland Treasury Corp. (S)	4.000		06-21-19	AUD	16,935,000	13,143,663
Queensland Treasury Corp.	5.500		06-21-21	AUD	38,875,000	32,754,935
Queensland Treasury Corp.	6.000		07-21-22	AUD	33,670,000	29,596,412
Queensland Treasury Corp.	6.250		02-21-20	AUD	42,265,000	35,050,545
Queensland Treasury Corp. (S)	7.125		09-18-17	NZD	15,877,000	11,408,799
Brazil 0.5%						34,771,525
Federative Republic of Brazil	10.000		01-01-18	BRL	107,740,000	34,771,525
Canada 2.5%						178,144,636
Canada Housing Trust No. 1 (S)	1.250		12-15-20	CAD	13,885,000	10,315,203
Canada Housing Trust No. 1 (S)	1.700		12-15-17	CAD	23,450,000	17,461,514
Export Development Canada	2.400		06-07-21	AUD	4,145,000	3,094,228
Export Development Canada	3.250		08-08-17	AUD	6,135,000	4,570,520
Government of Canada	1.250		03-01-18	CAD	70,980,000	52,790,078
Government of Canada	1.750		09-01-19	CAD	64,327,000	48,727,280
Province of British Columbia (S)	6.600		01-09-20	INR	584,515,000	9,209,101
Province of Ontario	1.900		09-08-17	CAD	16,417,000	12,193,072
Province of Ontario	4.200		06-02-20	CAD	18,385,000	14,823,140
Province of Ontario	6.250		09-29-20	AUD	5,965,000	4,960,500
Colombia 0.6%						41,202,290
Republic of Colombia	4.500		01-28-26		17,170,000	18,286,050
Republic of Colombia	7.000		09-11-19	COP	64,823,900,000	22,916,240
Finland 0.1%						9,669,312
Nordic Investment Bank	1.375		07-15-20	NOK	80,590,000	9,669,312
India 0.8%						58,748,423
Republic of India	7.680		12-15-23	INR	1,060,000,000	17,076,860
Republic of India	7.800		04-11-21	INR	2,597,400,000	41,671,563
Indonesia 2.4%						170,379,368
Perusahaan Penerbit SBSN Indonesia III (S)	4.150		03-29-27		10,060,000	10,273,775
Republic of Indonesia (S)	2.625		06-14-23	EUR	11,010,000	12,951,850
Republic of Indonesia	7.000		05-15-22	IDR	309,810,000,000	23,570,494
Republic of Indonesia	7.000		05-15-27	IDR	191,470,000,000	14,417,749
Republic of Indonesia	7.500		08-15-32	IDR	150,368,000,000	11,363,904
Republic of Indonesia	8.250		07-15-21	IDR	370,855,000,000	29,346,937
Republic of Indonesia	8.375		03-15-24	IDR	220,835,000,000	17,847,348
Republic of Indonesia	8.375		09-15-26	IDR	345,018,000,000	28,328,387
Republic of Indonesia	8.750		05-15-31	IDR	174,458,000,000	14,623,300
Republic of Indonesia	9.000		03-15-29	IDR	90,490,000,000	7,655,624
Mexico 2.2%						157,646,745
Government of Mexico	4.600		01-23-46		14,931,000	14,520,398
Government of Mexico	4.750		06-14-18	MXN	199,850,000	10,450,164
Government of Mexico	6.500		06-10-21	MXN	662,100,000	34,524,648
Government of Mexico	7.750		05-29-31	MXN	214,356,000	11,808,778

SEE NOTES TO FUND'S INVESTMENTS9

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Mexico (continued)
Government of Mexico	8.000		06-11-20	MXN	289,660,000	$15,832,965
Government of Mexico	8.000		12-07-23	MXN	280,147,500	15,571,279
Government of Mexico	8.500		12-13-18	MXN	274,680,500	14,991,934
Government of Mexico	10.000		12-05-24	MXN	644,646,500	39,946,579
New Zealand 2.3%						166,434,101
Dominion of New Zealand	3.000		04-15-20	NZD	71,780,000	51,596,835
Dominion of New Zealand	5.000		03-15-19	NZD	57,412,000	42,722,779
Dominion of New Zealand	6.000		05-15-21	NZD	64,995,000	52,628,878
New Zealand Local Government Funding Agency	5.000		03-15-19	NZD	26,284,000	19,485,609
Norway 0.9%						65,621,550
Government of Norway (S)	3.750		05-25-21	NOK	279,335,000	36,784,128
Government of Norway (S)	4.500		05-22-19	NOK	226,338,000	28,837,422
Philippines 1.4%						103,916,443
Republic of Philippines	3.500		04-21-23	PHP	312,960,000	5,979,010
Republic of Philippines	4.625		09-09-40	PHP	45,902,000	833,590
Republic of Philippines	4.950		01-15-21	PHP	681,320,000	13,995,976
Republic of Philippines	5.875		12-16-20	PHP	321,278,240	6,819,638
Republic of Philippines	6.250		01-14-36	PHP	895,000,000	19,958,815
Republic of Philippines	6.500		04-28-21	PHP	583,470,000	12,735,108
Republic of Philippines	7.375		03-03-21	PHP	313,800,000	7,030,141
Republic of Philippines	8.000		07-19-31	PHP	959,560,000	25,238,886
Republic of Philippines	8.125		12-16-35	PHP	419,020,160	11,325,279
Portugal 0.8%						59,663,309
Portugal Obrigacoes do Tesouro OT (S)	3.850		04-15-21	EUR	22,045,000	27,716,184
Republic of Portugal (S)	5.125		10-15-24		31,475,000	31,947,125
Singapore 2.0%						147,006,465
Republic of Singapore	2.500		06-01-19	SGD	87,400,000	64,808,712
Republic of Singapore	3.250		09-01-20	SGD	107,215,000	82,197,753
South Korea 0.0%						1,735,634
Korea Treasury Bond Coupon Strips	1.232		09-10-17	KRW	654,810,000	582,835
Korea Treasury Bond Coupon Strips	1.332		03-10-18	KRW	654,810,000	578,807
Korea Treasury Bond Coupon Strips	1.457		09-10-18	KRW	654,810,000	573,992
Capital preferred securities 1.5%						$110,598,927
(Cost $107,236,389)
Financials 1.5%						110,598,927
Banks 1.3%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		06-19-17		19,215,000	16,530,857
First Maryland Capital I (P)	2.158		01-15-27		6,695,000	6,293,300
First Maryland Capital II (P)	2.020		02-01-27		15,003,000	13,952,790
JPMorgan Chase Capital XXIII (P)	2.182		05-15-77		10,176,000	9,501,840
SunTrust Preferred Capital I (P)(Q)	4.000		07-03-17		9,340,000	8,032,400
USB Capital IX (P)(Q)	3.500		07-03-17		22,894,000	19,688,840
Wachovia Capital Trust III (P)(Q)	5.570		07-03-17		20,000,000	20,072,500
Diversified financial services 0.2%
ILFC E-Capital Trust I (P)(S)	4.660		12-21-65		17,215,000	16,526,400

10SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

Rate (%	)	Maturity date	Par value^	Value
Convertible bonds 2.2%	$156,844,349
(Cost $130,137,627)
Consumer discretionary 0.1%	6,369,213
Media 0.1%
Liberty Media Corp.-Liberty Formula One (S)	1.000	01-30-23	5,810,000	6,369,213
Consumer staples 0.1%	10,510,838
Tobacco 0.1%
Vector Group, Ltd. (P)	2.500	01-15-19	7,180,000	10,510,838
Financials 0.4%	30,216,258
Insurance 0.2%
Fidelity National Financial, Inc.	4.250	08-15-18	2,585,000	6,191,075
Old Republic International Corp.	3.750	03-15-18	6,180,000	7,883,363
Mortgage real estate investment trusts 0.2%
Redwood Trust, Inc.	4.625	04-15-18	15,982,000	16,141,820
Health care 0.9%	65,156,740
Health care equipment and supplies 0.3%
Danaher Corp. (Z)	0.000	01-22-21	5,695,000	18,480,275
Hologic, Inc.	2.000	03-01-42	3,910,000	5,544,869
Health care providers and services 0.3%
Anthem, Inc.	2.750	10-15-42	9,369,000	23,375,655
Pharmaceuticals 0.3%
Bayer Capital Corp. BV (S)	5.625	11-22-19	EUR	12,500,000	17,755,941
Industrials 0.2%	13,465,675
Trading companies and distributors 0.2%
Air Lease Corp.	3.875	12-01-18	9,820,000	13,465,675
Information technology 0.3%	20,442,322
Semiconductors and semiconductor equipment 0.3%
Intel Corp.	3.250	08-01-39	9,305,000	16,318,644
Teradyne, Inc. (S)	1.250	12-15-23	3,255,000	4,123,678
Telecommunication services 0.2%	10,683,303
Diversified telecommunication services 0.2%
Liberty Interactive LLC (S)	1.750	09-30-46	9,185,000	10,683,303
Term loans (M) 6.9%	$501,629,890
(Cost $502,577,960)
Consumer discretionary 2.4%	173,717,820
Auto components 0.2%
American Axle & Manufacturing, Inc.	3.280	04-06-24	12,515,000	12,491,597
Diversified consumer services 0.3%
The ServiceMaster Company LLC	3.545	11-08-23	18,463,725	18,620,667
Hotels, restaurants and leisure 1.1%
Four Seasons Hotels, Ltd.	4.147	11-30-23	25,722,968	25,996,403
Hilton Worldwide Finance LLC	3.024	10-25-23	18,913,559	19,018,907
New Red Finance, Inc.	3.309	02-16-24	35,720,512	35,774,093
Media 0.8%
CBS Radio, Inc. (T)	TBD	10-17-23	19,925,000	20,041,163
Charter Communications Operating LLC	3.295	01-15-24	23,486,382	23,633,172
Cinemark USA, Inc.	3.330	05-09-22	11,220,000	11,292,930
Coral US Company Borrower LLC (T)	TBD	01-31-25	6,825,000	6,848,888

SEE NOTES TO FUND'S INVESTMENTS11

Strategic Income Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer staples 0.6%						$43,730,707
Food and staples retailing 0.4%
Albertsons LLC	4.045			08-22-21	11,610,900	11,675,457
Aramark Services, Inc.	3.045			03-28-24	15,145,000	15,244,351
Food products 0.0%
JBS USA LLC	3.495			10-30-22	2,246,000	2,211,187
Household products 0.2%
Spectrum Brands, Inc.	3.174			06-23-22	14,514,367	14,599,712
Energy 0.6%						40,074,504
Oil, gas and consumable fuels 0.6%
MEG Energy Corp.	4.627			12-31-23	19,310,000	19,247,243
Peabody Energy Corp.	5.500			03-31-22	20,805,000	20,827,261
Health care 0.3%						24,430,324
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc.	3.200			01-31-25	17,555,000	17,585,370
Health care equipment and supplies 0.1%
Air Medical Group Holdings, Inc. (T)			TBD	04-28-22	6,865,000	6,844,954
Industrials 0.6%						46,491,703
Airlines 0.4%
American Airlines, Inc.	3.544			04-28-23	15,087,600	15,104,045
United Airlines, Inc.	3.422			04-01-24	12,115,000	12,190,719
Machinery 0.1%
RBS Global, Inc.	3.889			08-21-23	8,912,663	8,946,085
Trading companies and distributors 0.1%
Avolon Holdings, Ltd.	3.760			03-20-22	10,125,000	10,250,854
Information technology 1.1%						76,789,676
Communications equipment 0.2%
Avaya, Inc. (H)	6.250			05-29-20	13,545,000	11,080,623
Avaya, Inc.	8.517			01-24-18	2,725,000	2,805,742
Electronic equipment, instruments and components 0.5%
Dell International LLC	3.550			09-07-23	17,581,760	17,681,273
Zebra Technologies Corp.	3.600			10-27-21	17,548,367	17,681,033
IT services 0.4%
First Data Corp.	4.029			07-10-22	16,580,468	16,677,132
Gartner, Inc.	3.045			04-05-24	10,783,000	10,863,873
Materials 0.5%						35,123,794
Containers and packaging 0.5%
Berry Plastics Corp.	3.244			02-08-20	5,991,313	6,025,883
Berry Plastics Corp.	3.494			01-19-24	24,100,000	24,253,035
Berry Plastics Corp.	3.523			10-01-22	4,808,810	4,844,876
Telecommunication services 0.8%						61,271,362
Diversified telecommunication services 0.1%
CenturyLink, Inc. (T)			TBD	01-31-25	10,240,000	10,219,930
Wireless telecommunication services 0.7%
SBA Senior Finance II LLC	3.300			03-24-21	23,937,462	24,018,370
Sprint Communications, Inc.	3.563			02-02-24	26,960,000	27,033,062

12SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Collateralized mortgage obligations 4.4%					$319,607,514
(Cost $320,356,420)
Commercial and residential 3.6%					259,948,806
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	3.463		04-25-35	1,916,852	1,927,530
Americold 2010 LLC Series 2010-ARTA, Class D (S)	7.443		01-14-29	5,435,000	6,132,991
Banc of America Funding Trust Series 2005-B, Class 3A1B (P)	1.320		04-20-35	5,811,476	5,640,206
BBCMS Mortgage Trust Series 2015-STP, Class A (S)	3.323		09-10-28	5,224,055	5,390,025
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	3.293		01-25-35	1,938,686	1,948,373
Series 2005-2, Class A1 (P)	3.260		03-25-35	1,827,730	1,843,890
Series 2005-5, Class A2 (P)	2.820		08-25-35	2,545,844	2,531,525
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.724		01-25-35	1,282,116	1,252,519
Series 2004-13, Class A1 (P)	1.764		11-25-34	2,410,145	2,376,297
Series 2004-8, Class 1A (P)	1.724		09-25-34	1,323,106	1,308,014
Series 2005-7, Class 11A1 (P)	1.564		08-25-35	1,432,238	1,381,088
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787		01-10-35	3,335,000	3,322,731
BXHTL Mortgage Trust Series 2015-JWRZ, Class GL2 (P) (S)	4.683		05-15-29	6,055,000	6,098,371
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.989		12-15-27	9,140,930	9,181,090
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	3.289		02-25-37	1,688,001	1,698,517
CLNS Trust Series 2017-IKPR, Class C (P) (S)	2.100		06-11-32	8,070,000	8,077,633
Cold Storage Trust Series 2017-ICE3 (P) (S)	2.344		04-15-24	8,365,000	8,375,501
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank) Series 2013-WWP, Class D (S)	3.898		03-10-31	2,710,000	2,749,884
Commercial Mortgage Trust (Deutsche Bank) Series 2014-TWC, Class D (P) (S)	3.240		02-13-32	11,010,000	11,044,548
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class E (P) (S)	4.139		08-13-27	3,230,000	3,243,641
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850		02-10-34	6,270,000	6,315,157
Countrywide Alternative Loan Trust Series 2004-J5, Class M1 (P)	1.924		08-25-34	13,217,000	12,775,034
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (S)	3.639		11-15-34	11,100,000	11,725,317
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.491		09-19-44	13,711,067	679,684
Series 2005-AR2, Class X2 IO	1.920		03-19-45	29,921,848	1,829,287
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (P) (S)	3.382		12-15-34	7,160,000	7,153,121
GRACE Mortgage Trust Series 2014-GRCE, Class F (P) (S)	3.590		06-10-28	5,350,000	5,348,959
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.759		07-10-38	2,401,753	2,400,501
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	3.748		05-25-34	3,213,735	3,204,963
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	3.061		06-19-34	2,617,509	2,611,872

SEE NOTES TO FUND'S INVESTMENTS13

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2004-7, Class 4A (P)	3.395		11-19-34	3,158,482	$3,121,563
Series 2005-2, Class IX IO	1.512		05-19-35	7,790,264	402,518
Series 2005-9, Class 2A1A (P)	1.350		06-20-35	2,704,073	2,634,145
Series 2005-9, Class 2A1C (P)	1.460		06-20-35	1,863,193	1,805,462
Series 2007-3, Class ES IO (S)	0.350		05-19-47	8,712,504	133,902
Series 2007-4, Class ES IO	0.350		07-19-47	9,441,599	135,156
Series 2007-6, Class ES IO (S)	0.342		08-19-37	7,368,424	92,643
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.751		10-25-36	16,295,332	1,087,244
Series 2005-AR18, Class 2X IO	1.532		10-25-36	13,274,295	510,792
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7, Class AM (P)	5.943		04-17-45	195,674	195,316
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	3.058		12-25-34	1,236,944	1,241,929
Series 2005-2, Class 1A (P)	2.543		10-25-35	37,856	37,802
Series 2005-A2, Class A2 (P)	2.976		02-25-35	2,786,713	2,834,457
Series 2005-A8, Class A2A (P)	1.294		08-25-36	11,967,803	11,343,997
Series 2006-3, Class 2A1 (P)	3.120		10-25-36	1,313,829	1,290,055
Series 2007-1, Class 2A1 (P)	3.385		01-25-37	4,605,627	4,547,952
Morgan Stanley Capital I Trust Series 2014-150E, Class F (P) (S)	4.438		09-09-32	6,185,000	5,682,210
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	3.220		10-25-34	814,485	821,138
Series 2004-9, Class 1A (P)	5.437		11-25-34	2,033,651	2,131,371
MSCG Trust Series 2016-SNR, Class D (S)	6.550		11-15-34	4,045,000	4,028,444
Olympic Tower Mortgage Trust Series 2017-OT, Class A (S)	3.566		05-10-39	7,045,000	7,321,647
One Market Plaza Trust Series 2017-1MKT, Class D (S)	4.146		02-10-32	2,905,000	2,990,456
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	1.334		11-25-35	1,677,142	1,640,902
Queens Center Mortgage Trust Series 2013-QCA, Class D (P) (S)	3.474		01-11-37	4,830,000	4,819,785
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.388		01-05-43	5,655,000	4,580,166
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	3.256		12-25-33	1,995,851	1,962,104
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (P)	2.665		09-25-37	7,078,147	7,110,610
VNDO Trust Series 2016-350P, Class D (P) (S)	3.903		01-10-35	9,985,000	9,905,198
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.897		01-25-35	3,079,145	3,133,700
Series 2005-AR19, Class A1A2 (P)	1.314		12-25-45	3,249,265	3,088,731
Series 2005-AR2, Class 2A1B (P)	1.394		01-25-45	3,973,700	3,728,783
Series 2005-AR2, Class 2A2B (P)	1.404		01-25-45	2,760,941	2,592,456
Series 2005-AR3, Class A2 (P)	3.030		03-25-35	3,151,211	3,178,754
Series 2005-AR6, Class 2A1A (P)	1.254		04-25-45	6,480,688	6,178,859
Series 2005-AR8, Class 2AB2 (P)	1.444		07-25-45	3,033,242	2,927,329
Series 2005-AR8, Class 2AB3 (P)	1.384		07-25-45	2,759,682	2,663,274
Wells Fargo Commercial Mortgage Trust Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	7,406,403	6,763,298
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	3.000		12-25-34	1,693,628	1,716,389

14SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency 0.8%					$59,658,708
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (P)	2.674		04-25-24	2,667,879	2,710,387
Series 2014-DN4, Class M2 (P)	3.424		10-25-24	184,310	184,496
Series 2015-DNA1, Class M2 (P)	2.874		10-25-27	3,690,000	3,775,998
Series 2015-DNA1, Class M3 (P)	4.324		10-25-27	2,700,000	2,973,212
Series 2016-DNA2, Class M2 (P)	3.224		10-25-28	10,830,000	11,061,389
Series 2016-HQA3, Class M1 (P)	1.824		03-25-29	5,637,330	5,647,152
Series 292, Class IO	3.500		11-15-27	5,419,505	603,873
Series 296, Class IO	3.000		12-15-27	4,332,258	433,444
Series 304, Class C42 IO	4.000		12-15-27	7,657,686	723,906
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500		11-25-37	7,542,395	914,111
Series 2013-39, Class KI IO	4.000		05-25-28	10,751,820	1,189,961
Series 2014-C02, Class 1M1 (P)	1.974		05-25-24	1,335,471	1,341,036
Series 2017, Class C03 1M1 (P)	1.974		10-25-29	16,122,174	16,153,709
Series 2017, Class C04 2M1 (P)	1.895		11-25-29	9,330,000	9,336,850
Series 402, Class 3 IO	4.000		11-25-39	503,206	101,183
Series 402, Class 4 IO	4.000		10-25-39	773,414	140,116
Series 402, Class 7 IO	4.500		11-25-39	1,062,472	221,339
Series 406, Class 3 IO	4.000		01-25-41	2,762,324	530,253
Series 407, Class 4 IO	4.500		03-25-41	4,206,784	774,998
Series 407, Class 7 IO	5.000		03-25-41	2,980,237	562,914
Series 407, Class 8 IO	5.000		03-25-41	1,552,849	278,381
Asset backed securities 4.7%					$342,513,882
(Cost $338,746,192)
Asset backed securities 4.7%					342,513,882
Aames Mortgage Investment Trust Series 2005-4, Class M2 (P)	1.759		10-25-35	6,403,447	6,269,032
Accredited Mortgage Loan Trust Series 2005-2, Class M2 (P)	1.464		07-25-35	2,624,836	2,596,130
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (P)	1.464		06-25-35	2,901,664	2,822,260
American Express Credit Account Master Trust Series 2017-3, Class A	1.770		11-15-22	24,322,000	24,344,931
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	20,311,000	19,773,423
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	1.264		07-25-36	7,250,482	7,065,142
Chase Issuance Trust Series 2015-A7, Class A7	1.620		07-15-20	4,660,000	4,669,045
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3	1.920		04-07-22	29,855,000	29,964,657
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	22,795,991	22,801,640
Coinstar Funding LLC Series 2017-1A, Class A2 (S)	5.216		04-25-47	18,700,000	19,000,107
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	35,263,312	36,154,063
Discover Card Execution Note Trust
Series 2012-A6, Class A6	1.670		01-18-22	21,065,000	21,060,667
Series 2016-A4, Class A4	1.390		03-15-22	8,680,000	8,627,243
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II (S)	4.474		10-25-45	24,707,250	24,796,196
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	4,447,275	4,450,877

SEE NOTES TO FUND'S INVESTMENTS15

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
First Frankin Mortgage Loan Trust Series 2005-FF7, Class M2 (P)	1.494		07-25-35	4,500,848	$4,416,848
FOCUS Brands Funding LLC Series 2017-1A, Class A2II (S)	5.093		04-30-47	8,525,000	8,715,704
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (P)	1.394		10-25-35	6,228,615	6,094,188
Home Equity Asset Trust Series 2003-1, Class M1 (P)	2.524		06-25-33	1,382,943	1,376,500
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	1.699		03-25-35	6,785,000	6,429,544
Option One Mortgage Loan Trust Series 2005-2, Class M1 (P)	1.684		05-25-35	6,316,361	6,305,627
RASC Trust Series 2005-KS7, Class M4 (P)	1.604		08-25-35	3,041,000	3,036,190
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	1.174		09-25-36	9,320,440	9,072,815
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	1.324		12-25-36	3,662,366	3,625,871
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.744		02-25-35	49,839	49,048
Series 2005-2, Class M2 (P)	1.759		03-25-35	8,480,652	8,133,188
Taco Bell Funding, LLC Series 2016-1A, Class A23 (S)	4.970		05-25-46	28,574,075	29,976,776
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080		06-15-45	20,473,225	20,886,170
				Shares	Value
Common stocks 2.3%					$170,573,592
(Cost $134,181,320)
Consumer discretionary 0.0%					0
Media 0.0%
Vertis Holdings, Inc. (I)				110,794	0
Financials 2.2%					165,764,918
Banks 1.9%
BankUnited, Inc.				248,604	8,243,709
Commerce Bancshares, Inc.				279,490	14,961,100
Cullen/Frost Bankers, Inc.				171,514	15,720,973
First Financial Bancorp				295,930	7,413,047
First Republic Bank				95,420	8,788,182
Glacier Bancorp, Inc.				189,893	6,125,948
Investors Bancorp, Inc.				634,693	8,396,988
MB Financial, Inc.				153,457	6,319,359
Park National Corp.				61,349	6,200,543
SVB Financial Group (I)				40,958	6,983,339
Synovus Financial Corp.				418,995	17,128,516
The PNC Financial Services Group, Inc.				145,482	17,268,713
U.S. Bancorp				371,606	18,911,029
Consumer finance 0.2%
American Express Company				60,143	4,627,402
Capital One Financial Corp.				169,260	13,019,479
Thrifts and mortgage finance 0.1%
Oritani Financial Corp.				341,788	5,656,591

16SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Shares	Value
Industrials 0.1%		$4,808,674
Construction and engineering 0.1%
HC2 Holdings, Inc. (I)	907,297	4,808,674
Preferred securities 5.7%		$418,353,470
(Cost $398,300,193)
Consumer staples 0.3%		17,501,510
Food products 0.3%
Tyson Foods, Inc., 4.750%	283,885	17,501,510
Energy 0.3%		24,185,207
Oil, gas and consumable fuels 0.3%
Kinder Morgan, Inc., 9.750%	570,675	24,185,207
Financials 2.6%		191,447,060
Banks 2.4%
First Republic Bank, 5.500%	224,961	5,893,978
First Tennessee Bank NA, 3.750% (P)(S)	22,722	16,124,099
Huntington Bancshares, Inc., 8.500%	18,242	25,902,910
IBERIABANK Corp. (6.600% to 5-1-26, then 3 month LIBOR + 4.920%)	108,143	2,979,340
M&T Bank Corp., Series A, 6.375% (P)	12,080	12,382,000
People's United Financial, Inc. (5.625% to 12-15-26, then 3 month LIBOR + 4.020%)	481,250	13,244,000
Regions Financial Corp., 6.375%	370,170	9,513,369
SunTrust Banks, Inc., 4.000% (P)	309,575	7,637,215
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)	1,992	54,740
U.S. Bancorp, 3.500% (P)	25,335	22,408,047
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	12,952,502
Valley National Bancorp (6.250% to 6-30-25, then 3 month LIBOR + 3.850%)	253,467	7,363,216
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	6,231,089
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	611,924	18,308,766
Wells Fargo & Company, Series L, 7.500%	580	734,274
Zions Bancorporation, 7.900%	299,450	7,477,267
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	189,290	5,529,161
Diversified financial services 0.0%
GMAC Capital Trust I, 6.967% (P)	1,315	33,559
Insurance 0.2%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	536,600	16,677,528
Health care 0.3%		23,844,438
Health care equipment and supplies 0.2%
Becton Dickinson and Company, 6.125%	261,240	13,978,952
Pharmaceuticals 0.1%
Allergan PLC, 5.500%	12,320	9,865,486
Industrials 0.2%		16,989,668
Machinery 0.2%
Rexnord Corp., 5.750%	244,990	13,006,519
Stanley Black & Decker, Inc., 5.375%	38,215	3,983,149
Real estate 0.3%		22,021,424
Equity real estate investment trusts 0.3%
American Tower Corp., 5.500%	147,551	17,484,794
Colony NorthStar, Inc., 7.125%	180,025	4,536,630

SEE NOTES TO FUND'S INVESTMENTS17

Strategic Income Opportunities Fund

	Shares	Value
Utilities 1.7%		$122,364,163
Electric utilities 1.0%
Great Plains Energy, Inc., 7.000%	387,200	20,173,120
NextEra Energy, Inc., 6.123%	475,270	25,184,557
NextEra Energy, Inc., 6.371%	336,050	21,507,200
SCE Trust I, 5.625%	190,505	4,836,922
Multi-utilities 0.7%
Dominion Energy, Inc., 6.750%	386,980	19,883,032
Dominion Resources, Inc., 6.375%	608,167	30,779,332
Warrants 0.2%		$13,459,102
(Cost $14,715,351)
Financials 0.2%		13,459,102
JPMorgan Chase & Co. (Expiration date: 10-28-18; Strike Price: $41.97) (I)	98,800	4,069,572
SunTrust Banks, Inc. (Expiration date: 11-14-18; Strike Price: $44.15) (I)	86,620	977,940
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)	85,000	4,413,200
Wells Fargo & Company (Expiration Date: 10-28-18; Strike Price: $33.76) (I)	223,000	3,998,390
	Shares/Par	Value
Purchased options 0.1%		$9,452,429
(Cost $37,825,932)
Call options 0.0%		1,186,616
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-8-17; Strike Price: $1.25; Counterparty: RBC Dominion Securities, Inc.) (I)	127,475,000	140,732
Over the Counter Option on the USD vs. KRW (Expiration Date: 10-30-17; Strike Price: $1,255.00; Counterparty: Morgan Stanley Company, Inc.) (I)	82,010,000	385,447
Over the Counter Option on the USD vs. KRW (Expiration Date: 9-29-17; Strike Price: $1,210.00; Counterparty: Standard Chartered Bank) (I)	115,825,570	660,437
Put options 0.1%		8,265,813
Over the Counter Option on the AUD vs. USD (Expiration Date: 6-30-17; Strike Price: AUD 0.68; Counterparty: HSBC) (I)	96,450,000	143
Over the Counter Option on the EUR vs. GBP (Expiration Date: 12-14-17; Strike Price: EUR 0.93; Counterparty: RBC Dominion Securities, Inc.) (I)	161,430,000	1,251,806
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-19-18; Strike Price: EUR 0.95; Counterparty: RBC Dominion Securities, Inc.) (I)	155,545,000	306,828
Over the Counter Option on the GBP vs. CAD (Expiration Date: 5-1-19; Strike Price: GBP 1.59; Counterparty: JPMorgan Securities, Inc.) (I)	166,995,000	3,840,261
Over the Counter Option on the GBP vs. USD (Expiration Date: 9-26-17; Strike Price: GBP 1.23; Counterparty: Canadian Imperial Bank) (I)	118,760,000	796,144
Over the Counter Option on the USD vs. CAD (Expiration Date: 1-18-18; Strike Price: $1.28; Counterparty: RBC Dominion Securities, Inc.) (I)	53,350,000	228,018
Over the Counter Option on the USD vs. CAD (Expiration Date: 10-10-17; Strike Price: $1.17; Counterparty: Canadian Imperial Bank of Commerce) (I)	237,015,000	474
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-3-17; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)	210,515,000	3,789
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-9-17; Strike Price: $1.27; Counterparty: Toronto Dominion Bank) (I)	120,000,000	188,280
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-13-17; Strike Price: $1.23; Counterparty: RBC Dominion Securities, Inc.) (I)	121,570,000	78,899
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-15-17; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)	154,400,000	12,352
Over the Counter Option on the USD vs. CAD (Expiration Date: 9-7-18; Strike Price: $1.25; Counterparty: Goldman Sachs & Company) (I)	167,836,000	1,355,276
Over the Counter Option on the USD vs. JPY (Expiration Date: 11-15-17; Strike Price: $97.65; Counterparty: UBS Securities LLC) (I)	74,640,000	203,543

18SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 3.7%					$268,063,618
(Cost $268,063,618)
U.S. Government Agency 2.3%					166,955,000
Federal Home Loan Bank Discount Note	0.670		06-01-17	166,955,000	166,955,000
				Par value^	Value
Repurchase agreement 1.4%					$101,108,618
Barclays Tri-Party Repurchase Agreement dated 5-31-17 at 0.780% to be repurchased at $90,646,960 on 6-1-17, collateralized by $90,215,400 U.S. Treasury Notes, 1.375% due 1-31-21 (valued at $89,918,412, including interest) and $2,099,900 U.S. Treasury Inflation Indexed Notes, 0.625% due 7-15-21 (valued at $2,355,937, including interest)				90,463,000	90,463,000
Repurchase Agreement with State Street Corp. dated 5-31-17 at 0.000% to be repurchased at $370,618 on 6-1-17, collateralized by $375,400 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $376,720, including interest)				370,618	370,618
Repurchase Agreement with State Street Corp. dated 5-31-17 at 0.220% to be repurchased at $10,275,063 on 6-1-17, collateralized by $10,700,000 U.S. Treasury Notes, 1.125% due 8-31-21 (valued at $10,485,262, including interest)				10,275,000	10,275,000
Total investments (Cost $7,175,324,323)† 99.4%					$7,225,786,454
Other assets and liabilities, net 0.6%					$40,994,478
Total net assets 100.0%					$7,266,780,932

SEE NOTES TO FUND'S INVESTMENTS19

Strategic Income Opportunities Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,601,520,217 or 22.0% of the fund's net assets as of 5-31-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $7,215,598,826. Net unrealized appreciation aggregated to $10,187,628, of which $192,644,465 related to appreciated investment securities and $182,456,837 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 5-31-17:

United States	70.8%
Canada	5.6%
Mexico	4.5%
Indonesia	3.0%
Australia	2.8%
Singapore	2.3%
New Zealand	2.3%
Philippines	2.3%
India	1.1%
Other countries	5.3%
TOTAL	100.0%

20SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	3,258	Short	Sep 2017	($384,665,238)	($385,462,125)	($796,887)
10-Year U.S. Treasury Note Futures	9,964	Short	Sep 2017	(1,252,962,089)	(1,258,422,062)	(5,459,973)
U.S. Treasury Long Bond Futures	1,005	Short	Sep 2017	(153,040,887)	(154,581,562)	(1,540,675)
						($7,797,535)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	225,725,000	CAD	227,955,513	Royal Bank of Canada	6/21/2017	—	($1,134,878)
AUD	205,610,000	CAD	209,007,705	Toronto Dominion Bank	6/21/2017	—	(2,045,273)
AUD	201,625,000	CAD	199,955,545	U.S. Bank	6/21/2017	$1,697,962	—
AUD	54,755,976	NZD	59,628,033	Goldman Sachs Bank USA	6/21/2017	—	(1,555,881)
AUD	116,359,024	NZD	126,455,720	State Street Bank and Trust Company	6/21/2017	—	(3,124,553)
AUD	83,040,000	SGD	88,501,541	Goldman Sachs Bank USA	6/21/2017	—	(2,292,870)
CAD	63,302,971	AUD	62,330,000	Royal Bank of Canada	6/21/2017	577,785	—
CAD	82,033,810	AUD	80,680,000	Toronto Dominion Bank	6/21/2017	817,787	—
CAD	406,578,605	AUD	407,235,000	U.S. Bank	6/21/2017	—	(1,418,580)
CAD	237,195,584	EUR	166,600,000	U.S. Bank	6/21/2017	—	(11,687,161)
CAD	857,086,941	GBP	501,675,000	Royal Bank of Canada	6/21/2017	—	(12,069,971)
CAD	204,763,970	GBP	124,675,000	Standard Chartered Bank	6/21/2017	—	(9,099,385)
CAD	413,698,956	GBP	249,870,000	Toronto Dominion Bank	6/21/2017	—	(15,780,416)
CAD	66,464,243	GBP	40,330,000	U.S. Bank	6/21/2017	—	(2,775,394)
CAD	248,701,449	USD	185,728,162	Bank of Montreal	6/21/2017	—	(1,558,426)
CAD	83,239,417	USD	62,565,000	Citibank N.A.	6/21/2017	—	(924,099)
CAD	446,253,638	USD	332,160,000	HSBC Bank USA	6/21/2017	—	(1,697,851)
CAD	2,095,330,468	USD	1,563,285,000	Royal Bank of Canada	6/21/2017	—	(11,639,589)
CAD	2,838,264,294	USD	2,105,319,571	Toronto Dominion Bank	6/21/2017	—	(3,512,803)
EUR	166,600,000	CAD	236,370,414	U.S. Bank	6/21/2017	12,298,220	—
EUR	84,345,000	GBP	71,811,670	Bank of Nova Scotia	6/21/2017	2,262,976	—
EUR	292,270,000	GBP	254,492,750	Goldman Sachs Bank USA	6/21/2017	553,822	—
EUR	42,525,000	GBP	36,734,371	JPMorgan Chase Bank N.A.	6/21/2017	459,707	—
EUR	42,620,000	GBP	37,128,413	Morgan Stanley Capital Services, Inc.	6/21/2017	58,528	—
EUR	233,605,000	GBP	203,648,676	Standard Chartered Bank	6/21/2017	135,564	—
EUR	41,580,000	GBP	35,866,284	State Street Bank and Trust Company	6/21/2017	516,230	—
EUR	252,355,000	GBP	219,604,983	Toronto Dominion Bank	6/21/2017	648,318	—
EUR	295,455,000	GBP	250,119,954	U.S. Bank	6/21/2017	9,772,709	—
EUR	166,845,000	GBP	145,773,747	UBS AG	6/21/2017	—	(321,018)
EUR	162,395,000	JPY	19,157,348,402	Australia and New Zealand Banking Group	6/21/2017	9,488,184	—
EUR	333,435,000	JPY	39,360,364,525	HSBC Bank USA	6/21/2017	19,247,976	—
EUR	154,865,000	JPY	18,779,724,610	Royal Bank of Canada	6/21/2017	4,433,420	—
EUR	164,290,000	JPY	20,511,211,598	Standard Chartered Bank	6/21/2017	—	(615,454)
EUR	58,740,000	USD	63,967,566	Bank of Nova Scotia	6/21/2017	2,083,735	—
EUR	14,360,000	USD	15,306,252	HSBC Bank USA	6/21/2017	841,121	—
EUR	1,311,884	USD	1,395,739	JPMorgan Chase Bank N.A.	6/21/2017	79,433	—
GBP	83,365,000	CAD	139,167,447	Goldman Sachs Bank USA	6/21/2017	4,417,995	—
GBP	83,365,000	CAD	139,943,158	HSBC Bank USA	6/21/2017	3,843,561	—
GBP	120,505,000	CAD	197,301,149	Royal Bank of Canada	6/21/2017	9,249,785	—
GBP	41,535,000	CAD	68,067,558	Standard Chartered Bank	6/21/2017	3,141,598	—

SEE NOTES TO FUND'S INVESTMENTS21

Strategic Income Opportunities Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	40,330,000	CAD	66,222,465	U.S. Bank	6/21/2017	2,954,438	—
GBP	350,151,829	EUR	402,600,000	Goldman Sachs Bank USA	6/21/2017	—	(1,291,797)
GBP	359,442,504	EUR	419,925,000	HSBC Bank USA	6/21/2017	—	(8,795,584)
GBP	36,807,939	EUR	42,525,000	JPMorgan Chase Bank N.A.	6/21/2017	—	(364,862)
GBP	142,744,951	EUR	166,181,000	Standard Chartered Bank	6/21/2017	—	(2,837,088)
GBP	178,519,930	EUR	207,744,000	State Street Bank and Trust Company	6/21/2017	—	(3,451,916)
GBP	147,855,304	EUR	169,320,000	Toronto Dominion Bank	6/21/2017	221,522	—
GBP	72,466,464	EUR	83,430,000	UBS AG	6/21/2017	—	(389,921)
GBP	83,140,000	USD	103,236,850	HSBC Bank USA	6/21/2017	3,948,100	—
GBP	83,140,000	USD	102,954,424	Standard Chartered Bank	6/21/2017	4,230,526	—
GBP	5,880,000	USD	7,338,193	State Street Bank and Trust Company	6/21/2017	242,364	—
JPY	5,226,765,850	EUR	42,310,000	Australia and New Zealand Banking Group	6/21/2017	—	(343,365)
JPY	5,230,577,430	EUR	42,255,000	Bank of Nova Scotia	6/21/2017	—	(247,074)
JPY	30,025,068,402	EUR	248,955,000	Goldman Sachs Bank USA	6/21/2017	—	(8,613,471)
JPY	4,850,240,524	EUR	41,240,000	HSBC Bank USA	6/21/2017	—	(2,542,743)
JPY	35,045,738,518	EUR	288,005,000	Standard Chartered Bank	6/21/2017	—	(7,153,499)
JPY	15,710,954,168	EUR	134,440,000	State Street Bank and Trust Company	6/21/2017	—	(9,197,819)
JPY	4,798,163,520	USD	42,285,000	Bank of Nova Scotia	6/21/2017	1,074,746	—
JPY	4,831,326,080	USD	42,560,000	Barclays Bank PLC Wholesale	6/21/2017	1,099,428	—
JPY	19,060,673,280	USD	168,960,000	HSBC Bank USA	6/21/2017	3,286,310	—
JPY	18,472,742,963	USD	166,745,000	Standard Chartered Bank	6/21/2017	188,338	—
JPY	13,768,259,226	USD	124,980,000	Toronto Dominion Bank	6/21/2017	—	(559,849)
MXN	12,150,980,586	USD	631,141,029	State Street Bank and Trust Company	6/21/2017	18,440,818	—
MXN	3,171,898,682	USD	165,890,000	Toronto Dominion Bank	6/21/2017	3,677,204	—
NOK	229,357,728	USD	27,475,000	State Street Bank and Trust Company	6/21/2017	—	(321,775)
NZD	120,544,426	AUD	109,606,667	Royal Bank of Canada	6/21/2017	3,953,841	—
NZD	60,221,848	AUD	54,803,333	State Street Bank and Trust Company	6/21/2017	1,941,252	—
NZD	249,534,048	USD	172,558,267	Goldman Sachs Bank USA	6/21/2017	4,165,429	—
NZD	221,240,000	USD	153,673,850	JPMorgan Chase Bank N.A.	6/21/2017	3,011,585	—
NZD	237,475,952	USD	163,769,355	Toronto Dominion Bank	6/21/2017	4,414,621	—
SEK	328,585,276	USD	37,450,337	Citibank N.A.	6/21/2017	396,347	—
SGD	89,409,168	AUD	83,040,000	Goldman Sachs Bank USA	6/21/2017	2,948,979	—
SGD	73,729,619	USD	52,945,000	HSBC Bank USA	6/21/2017	352,877	—
SGD	41,783,006	USD	29,924,733	Standard Chartered Bank	6/21/2017	279,486	—
SGD	75,770,406	USD	54,285,000	State Street Bank and Trust Company	6/21/2017	488,127	—
USD	476,860,081	AUD	629,632,238	Australia and New Zealand Banking Group	6/21/2017	9,159,668	—
USD	123,862,972	AUD	165,045,000	Citibank N.A.	6/21/2017	1,265,033	—
USD	122,994,885	AUD	164,495,000	HSBC Bank USA	6/21/2017	805,495	—
USD	63,033,029	AUD	84,680,000	Standard Chartered Bank	6/21/2017	131,436	—
USD	207,597,000	CAD	278,690,921	HSBC Bank USA	6/21/2017	1,219,297	—
USD	1,616,919,044	CAD	2,172,988,016	Royal Bank of Canada	6/21/2017	7,766,249	—
USD	1,465,845,000	CAD	1,976,970,243	Toronto Dominion Bank	6/21/2017	1,848,341	—
USD	15,210,338	DKK	106,472,370	Citibank N.A.	6/21/2017	—	(886,353)
USD	83,660,464	EUR	76,520,000	Bank of Nova Scotia	6/21/2017	—	(2,383,894)
USD	1,613,054	EUR	1,500,000	Goldman Sachs Bank USA	6/21/2017	—	(73,650)
USD	15,949,652	EUR	14,360,000	HSBC Bank USA	6/21/2017	—	(197,721)
USD	10,768,062	EUR	9,854,078	JPMorgan Chase Bank N.A.	6/21/2017	—	(312,541)
USD	961,940	EUR	880,000	State Street Bank and Trust Company	6/21/2017	—	(27,592)
USD	75,096,825	GBP	60,680,835	HSBC Bank USA	6/21/2017	—	(3,133,535)
USD	42,560,000	JPY	4,814,983,040	Barclays Bank PLC Wholesale	6/21/2017	—	(951,740)
USD	190,195,000	JPY	21,542,670,121	HSBC Bank USA	6/21/2017	—	(4,480,465)

22SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	83,400,000	JPY	9,240,344,700	Standard Chartered Bank	6/21/2017	—	(102,574)
USD	3,281,846	JPY	365,896,363	State Street Bank and Trust Company	6/21/2017	—	(24,664)
USD	124,980,000	JPY	13,641,567,000	Toronto Dominion Bank	6/21/2017	1,704,734	—
USD	840,000	JPY	95,081,280	U.S. Bank	6/21/2017	—	(19,225)
USD	84,165,000	JPY	9,511,318,320	UBS AG	6/21/2017	—	(1,786,291)
USD	678,406,672	MXN	12,931,544,285	State Street Bank and Trust Company	6/21/2017	—	(12,903,494)
USD	41,266,928	MXN	769,011,882	Toronto Dominion Bank	6/21/2017	156,159	—
USD	89,284,230	NOK	757,710,642	UBS AG	6/21/2017	—	(419,692)
USD	201,375,670	NZD	288,782,976	Goldman Sachs Bank USA	6/21/2017	—	(3,144,697)
USD	154,506,093	NZD	221,240,000	JPMorgan Chase Bank N.A.	6/21/2017	—	(2,179,342)
USD	447,915,437	NZD	641,139,471	State Street Bank and Trust Company	6/21/2017	—	(6,149,003)
USD	49,491,640	NZD	71,025,000	Toronto Dominion Bank	6/21/2017	—	(809,313)
USD	44,461,451	SEK	398,819,219	Citibank N.A.	6/21/2017	—	(1,474,826)
USD	495,393,480	SGD	698,016,028	Standard Chartered Bank	6/21/2017	—	(9,190,340)
USD	20,391,604	SGD	28,775,000	State Street Bank and Trust Company	6/21/2017	—	(409,348)
						$171,999,166	($180,424,665)

Derivative currency abbreviations

AUD	Australian Dollar	MXN	Mexican Pesos
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
JPY	Japanese Yen	USD	United States Dollar

See Notes to Fund's investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND'S INVESTMENTS23

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$3,529,251,872	—	$3,525,861,872	$3,390,000
Foreign government obligations	1,385,437,809	—	1,385,437,809	—
Capital preferred securities	110,598,927	—	110,598,927	—
Convertible bonds	156,844,349	—	156,844,349	—
Term loans	501,629,890	—	501,629,890	—
Collateralized mortgage obligations	319,607,514	—	319,607,514	—
Asset backed securities	342,513,882	—	342,513,882	—
Common stocks	170,573,592	$170,573,592	—	—
Preferred securities	418,353,470	402,229,371	16,124,099	—
Warrants	13,459,102	13,459,102	—	—
Purchased options	9,452,429	—	9,452,429	—
Short-term investments	268,063,618	—	268,063,618	—
Total investments in securities	$7,225,786,454	$586,262,065	$6,636,134,389	$3,390,000
Other financial instruments:
Futures	($7,797,535)	($7,797,535)	—	—
Forward foreign currency contracts	(8,425,499)	—	($8,425,499)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       24

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At May 31, 2017, the fund had $ 18,295,000 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2017, the fund used futures contracts to manage duration of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2017, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       25

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	356Q3	05/17
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.		7/17

John Hancock

U.S. Growth Fund

(Formerly known as John Hancock U.S. Equity Fund)

Quarterly portfolio holdings 5/31/17

Fund's investmentsU.S. Growth Fund (Formerly known as John Hancock U.S. Equity Fund)

As of 5-31-17 (unaudited)
	Shares	Value
Common stocks 99.7%		$109,364,247
(Cost $92,845,341)
Consumer discretionary 14.6%		15,990,579
Household durables 1.3%
NVR, Inc. (I)	591	1,348,887
Internet and direct marketing retail 6.7%
Amazon.com, Inc. (I)	4,770	4,744,337
The Priceline Group, Inc. (I)	1,403	2,633,557
Specialty retail 6.6%
Ross Stores, Inc.	26,662	1,704,235
The Home Depot, Inc.	22,722	3,488,054
The TJX Companies, Inc.	27,543	2,071,509
Consumer staples 3.2%		3,554,138
Food and staples retailing 1.5%
Walgreens Boots Alliance, Inc.	20,836	1,688,133
Tobacco 1.7%
Philip Morris International, Inc.	15,576	1,866,005
Financials 7.8%		8,505,952
Banks 1.9%
Bank of America Corp.	44,761	1,003,094
The PNC Financial Services Group, Inc.	9,010	1,069,487
Capital markets 1.5%
Intercontinental Exchange, Inc.	26,982	1,624,047
Consumer finance 1.1%
American Express Company	16,241	1,249,583
Insurance 3.3%
Assured Guaranty, Ltd.	30,390	1,187,033
The Allstate Corp.	12,990	1,121,557
XL Group, Ltd.	28,637	1,251,151
Health care 23.0%		25,264,377
Biotechnology 1.7%
Celgene Corp. (I)	16,089	1,840,742
Health care equipment and supplies 8.2%
Abbott Laboratories	25,769	1,176,613
Align Technology, Inc. (I)	12,967	1,882,808
Boston Scientific Corp. (I)	80,838	2,185,051
Hologic, Inc. (I)	31,470	1,362,966
Stryker Corp.	16,477	2,355,552
Health care providers and services 8.5%
Aetna, Inc.	9,175	1,329,091
Cigna Corp.	9,255	1,492,184
HCA Healthcare, Inc. (I)	21,720	1,779,085
McKesson Corp.	8,765	1,429,484
UnitedHealth Group, Inc.	18,856	3,303,194
Life sciences tools and services 1.2%
Thermo Fisher Scientific, Inc.	7,731	1,335,840
Pharmaceuticals 3.4%
Allergan PLC	8,503	1,902,546
Bristol-Myers Squibb Company	35,018	1,889,221

2SEE NOTES TO FUND'S INVESTMENTS

U.S. Growth Fund (Formerly known as John Hancock U.S. Equity Fund)

			Shares	Value
Industrials 2.8%				$3,110,578
Machinery 1.2%
	Allison Transmission Holdings, Inc.		33,423	1,294,139
Professional services 1.6%
	IHS Markit, Ltd. (I)		39,617	1,816,439
Information technology 46.9%				51,387,826
Internet software and services 12.3%
	Alphabet, Inc., Class A (I)		7,278	7,184,041
	eBay, Inc. (I)		41,033	1,407,432
	Facebook, Inc., Class A (I)		32,103	4,862,320
IT services 12.0%
	Automatic Data Processing, Inc.		14,831	1,518,249
	Global Payments, Inc.		21,349	1,955,782
	Mastercard, Inc., Class A		24,369	2,994,463
	PayPal Holdings, Inc. (I)		31,197	1,628,795
	Vantiv, Inc., Class A (I)		24,609	1,543,476
	Visa, Inc., Class A		36,436	3,469,800
Semiconductors and semiconductor equipment 2.7%
	Analog Devices, Inc.		14,568	1,249,352
	Applied Materials, Inc.		37,703	1,729,814
Software 12.5%
	Adobe Systems, Inc. (I)		17,283	2,451,766
	Electronic Arts, Inc. (I)		18,664	2,115,191
	Intuit, Inc.		10,205	1,435,231
	Microsoft Corp.		94,729	6,615,873
	SS&C Technologies Holdings, Inc.		30,121	1,131,947
Technology hardware, storage and peripherals 7.4%
	Apple, Inc.		52,987	8,094,294
Real estate 1.4%				1,550,797
Equity real estate investment trusts 1.4%
	American Tower Corp.		11,821	1,550,797
	Yield (%)		Shares	Value
Short-term investments 0.2%				$236,614
(Cost $236,614)
Money market funds 0.2%				236,614
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7151(Y	)	236,614	236,614
Total investments (Cost $93,081,955)† 99.9%				$109,600,861
Other assets and liabilities, net 0.1%				$79,603
Total net assets 100.0%				$109,680,464

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $101,956,353. Net unrealized appreciation aggregated to $7,644,508 of which $7,937,790 related to appreciated investment securities and $293,282 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	390Q3	05/17
This report is for the information of the shareholders of John Hancock U.S. Growth Fund.		7/17

John Hancock

Multimanager Lifetime Portfolios

(Formerly John Hancock Retirement Living through Portfolios)

Quarterly portfolio holdings 5/31/17

Portfolio's investmentsMultimanager Lifetime Portfolios (Formerly John Hancock Retirement Living through Portfolios)

MULTIMANAGER LIFETIME 2060 PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.6%
Equity - 83.2%
Blue Chip Growth, Class NAV (T. Rowe Price)	11,291	$412,907
Capital Appreciation, Class NAV (Jennison)	23,088	400,808
Capital Appreciation Value, Class NAV (T.Rowe Price)	72,291	867,495
Disciplined Value, Class NAV (Boston Partners)	21,024	425,315
Disciplined Value International, Class NAV (Boston Partners)	4,143	55,516
Emerging Markets, Class NAV (DFA)	45,926	489,109
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	47,394	489,109
Equity Income, Class NAV (T. Rowe Price)	27,590	546,555
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	19,210	260,870
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	6,854	340,024
Global Equity, Class NAV (JHAM) (A)(1)	29,024	347,415
Global Shareholder Yield, Class NAV (Epoch)	18,530	211,052
International Growth, Class NAV (Wellington)	11,482	280,861
International Growth Stock, Class NAV (Invesco)	32,937	444,978
International Small Cap, Class NAV (Franklin Templeton)	17,838	359,073
International Small Company, Class NAV (DFA)	30,559	358,452
International Value, Class NAV (Templeton)	16,379	273,200
International Value Equity, Class NAV (JHAM) (A)(1)	41,191	346,006
Mid Cap Stock, Class NAV (Wellington)	29,141	630,900
Mid Value, Class NAV (T. Rowe Price)	28,183	441,620
Small Cap Growth, Class NAV (Wellington) (I)	15,622	140,440
Small Cap Value, Class NAV (Wellington)	8,158	168,536
Small Company Growth, Class NAV (Invesco)	7,173	140,440
Small Company Value, Class NAV (T. Rowe Price)	3,954	112,364
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	518,221	7,001,167
Strategic Growth, Class NAV (JHAM) (A)(1)	22,404	400,808
Value, Class NAV (Invesco)	16,793	189,260
Fixed income - 7.2%
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	3,483	33,538
Bond, Class NAV (JHAM) (A)(1)	10,354	165,141
Core Bond, Class NAV (Wells Capital)	4,360	56,809
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	7,153	69,101
Floating Rate Income, Class NAV (WAMCO)	13,136	111,786
Global Bond, Class NAV (PIMCO)	1,358	16,807
Global Income, Class NAV (Stone Harbor)	2,581	24,623
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	3,196	$29,370
High Yield, Class NAV (JHAM) (A)(1)*	7,391	26,089
High Yield, Class NAV (WAMCO)	1,598	13,218
Real Return Bond, Class NAV (PIMCO)	7,493	83,921
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	8,803	85,561
Short Term Government Income, Class NAV (JHAM) (A)(1)	10,156	96,483
Spectrum Income, Class NAV (T. Rowe Price)	6,620	71,301
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	11,961	128,342
Total Return, Class NAV (PIMCO)	9,293	126,200
U.S. High Yield Bond, Class NAV (Wells Capital)	1,677	19,065
Value Equity, Class NAV (Barrow Hanley)	20,850	242,905
Alternative and specialty - 9.2%
Absolute Return Currency, Class NAV (First Quadrant) (I)	24,012	243,717
Financial Industries, Class NAV (JHAM) (A)(1)	16,951	323,757
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	23,540	242,463
Global Real Estate, Class NAV (Deutsche)	10,238	96,541
Health Sciences, Class NAV (T. Rowe Price)	17,883	82,261
Natural Resources, Class NAV (Jennison)	26,856	295,951
Real Estate Equity, Class NAV (T. Rowe Price)	9,629	96,386
Science & Technology, Class NAV (T. Rowe Price/Allianz)	30,682	402,854
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $18,372,171)		$19,318,470
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	47,025	47,025
TOTAL SHORT-TERM INVESTMENTS (Cost $47,025)		$47,025
Total investments (Cost $18,419,196) - 99.8%		$19,365,495
Other assets and liabilities, net - 0.2%		40,326
Total net assets - 100.0%		$19,405,821

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Multimanager Lifetime Portfolios (Formerly John Hancock Retirement Living through Portfolios)

MULTIMANAGER LIFETIME 2055 PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.5%
Blue Chip Growth, Class NAV (T. Rowe Price)	79,786	$2,917,773
Capital Appreciation, Class NAV (Jennison)	163,150	2,832,277
Capital Appreciation Value, Class NAV (T.Rowe Price)	506,307	6,075,678
Disciplined Value, Class NAV (Boston Partners)	146,112	2,955,842
Disciplined Value International, Class NAV (Boston Partners)	29,043	389,177
Emerging Markets, Class NAV (DFA)	320,512	3,413,453
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	329,317	3,398,552
Equity Income, Class NAV (T. Rowe Price)	192,584	3,815,091
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	134,867	1,831,498
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	47,513	2,357,114
Global Equity, Class NAV (JHAM) (A)(1)	202,935	2,429,133
Global Shareholder Yield, Class NAV (Epoch)	129,895	1,479,504
International Growth, Class NAV (Wellington)	80,287	1,963,823
International Growth Stock, Class NAV (Invesco)	230,318	3,111,595
International Small Cap, Class NAV (Franklin Templeton)	125,045	2,517,156
International Small Company, Class NAV (DFA)	214,806	2,519,679
International Value, Class NAV (Templeton)	95,956	1,600,538
International Value Equity, Class NAV (JHAM) (A)(1)	288,594	2,424,191
Mid Cap Stock, Class NAV (Wellington)	205,922	4,458,202
Mid Value, Class NAV (T. Rowe Price)	198,257	3,106,683
Small Cap Growth, Class NAV (Wellington) (I)	108,673	976,971
Small Cap Value, Class NAV (Wellington)	56,866	1,174,843
Small Company Growth, Class NAV (Invesco)	49,963	978,270
Small Company Value, Class NAV (T. Rowe Price)	27,503	781,631
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,622,297	48,937,233
Strategic Growth, Class NAV (JHAM) (A)(1)	157,549	2,818,550
Value, Class NAV (Invesco)	117,083	1,319,531
Fixed income - 7.3%
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	24,396	234,934
Bond, Class NAV (JHAM) (A)(1)	71,353	1,138,074
Core Bond, Class NAV (Wells Capital)	29,974	390,564
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	50,092	483,889
Floating Rate Income, Class NAV (WAMCO)	91,978	782,733
Global Bond, Class NAV (PIMCO)	9,517	117,821
Global Income, Class NAV (Stone Harbor)	18,075	172,433
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	22,379	$205,662
High Yield, Class NAV (JHAM) (A)(1)*	51,758	182,707
High Yield, Class NAV (WAMCO)	11,185	92,499
Real Return Bond, Class NAV (PIMCO)	52,527	588,301
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	61,565	598,408
Short Term Government Income, Class NAV (JHAM) (A)(1)	69,093	656,380
Spectrum Income, Class NAV (T. Rowe Price)	46,390	499,617
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	83,577	896,778
Total Return, Class NAV (PIMCO)	64,390	874,421
U.S. High Yield Bond, Class NAV (Wells Capital)	11,724	133,297
Value Equity, Class NAV (Barrow Hanley)	144,912	1,688,223
Alternative and specialty - 9.2%
Absolute Return Currency, Class NAV (First Quadrant) (I)	168,800	1,713,325
Financial Industries, Class NAV (JHAM) (A)(1)	117,086	2,236,339
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	163,933	1,688,508
Global Real Estate, Class NAV (Deutsche)	71,641	675,578
Health Sciences, Class NAV (T. Rowe Price)	124,600	573,160
Natural Resources, Class NAV (Jennison)	184,091	2,028,685
Real Estate Equity, Class NAV (T. Rowe Price)	66,981	670,479
Science & Technology, Class NAV (T. Rowe Price/Allianz)	216,811	2,846,731
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $125,758,739)		$134,753,534
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	40,459	40,459
TOTAL SHORT-TERM INVESTMENTS (Cost $40,459)		$40,459
Total investments (Cost $125,799,198) - 100.0%		$134,793,993
Other assets and liabilities, net - 0.0%		25,053
Total net assets - 100.0%		$134,819,046

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Multimanager Lifetime Portfolios (Formerly John Hancock Retirement Living through Portfolios)

MULTIMANAGER LIFETIME 2050 PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.1%
Equity - 83.7%
Blue Chip Growth, Class NAV (T. Rowe Price)	212,068	$7,755,327
Capital Appreciation, Class NAV (Jennison)	433,503	7,525,620
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,349,176	16,190,114
Disciplined Value, Class NAV (Boston Partners)	389,409	7,877,752
Disciplined Value International, Class NAV (Boston Partners)	77,352	1,036,519
Emerging Markets, Class NAV (DFA)	871,417	9,280,591
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	924,937	9,545,345
Equity Income, Class NAV (T. Rowe Price)	512,921	10,160,958
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	360,686	4,898,120
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	127,966	6,348,377
Global Equity, Class NAV (JHAM) (A)(1)	544,052	6,512,303
Global Shareholder Yield, Class NAV (Epoch)	347,300	3,955,742
International Growth, Class NAV (Wellington)	213,833	5,230,366
International Growth Stock, Class NAV (Invesco)	613,526	8,288,733
International Small Cap, Class NAV (Franklin Templeton)	334,344	6,730,341
International Small Company, Class NAV (DFA)	573,772	6,730,341
International Value, Class NAV (Templeton)	296,467	4,945,069
International Value Equity, Class NAV (JHAM) (A)(1)	768,630	6,456,493
Mid Cap Stock, Class NAV (Wellington)	547,152	11,845,850
Mid Value, Class NAV (T. Rowe Price)	526,460	8,249,636
Small Cap Growth, Class NAV (Wellington) (I)	290,919	2,615,360
Small Cap Value, Class NAV (Wellington)	151,453	3,129,029
Small Company Growth, Class NAV (Invesco)	133,447	2,612,897
Small Company Value, Class NAV (T. Rowe Price)	73,250	2,081,764
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	9,702,957	131,086,947
Strategic Growth, Class NAV (JHAM) (A)(1)	420,661	7,525,620
Value, Class NAV (Invesco)	311,438	3,509,903
Fixed income - 7.2%
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	65,045	626,384
Bond, Class NAV (JHAM) (A)(1)	192,124	3,064,374
Core Bond, Class NAV (Wells Capital)	80,430	1,048,000
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	133,557	1,290,156
Floating Rate Income, Class NAV (WAMCO)	245,233	2,086,929
Global Bond, Class NAV (PIMCO)	25,374	314,135
Global Income, Class NAV (Stone Harbor)	48,191	459,744
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	59,667	$548,338
High Yield, Class NAV (JHAM) (A)(1)*	137,999	487,136
High Yield, Class NAV (WAMCO)	29,821	246,621
Real Return Bond, Class NAV (PIMCO)	140,048	1,568,534
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	164,144	1,595,480
Short Term Government Income, Class NAV (JHAM) (A)(1)	186,328	1,770,115
Spectrum Income, Class NAV (T. Rowe Price)	123,685	1,332,085
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	222,833	2,390,998
Total Return, Class NAV (PIMCO)	172,908	2,348,091
U.S. High Yield Bond, Class NAV (Wells Capital)	31,257	355,398
Value Equity, Class NAV (Barrow Hanley)	385,952	4,496,344
Alternative and specialty - 9.2%
Absolute Return Currency, Class NAV (First Quadrant) (I)	448,788	4,555,199
Financial Industries, Class NAV (JHAM) (A)(1)	312,018	5,959,543
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	439,287	4,524,656
Global Real Estate, Class NAV (Deutsche)	190,807	1,799,307
Health Sciences, Class NAV (T. Rowe Price)	332,011	1,527,249
Natural Resources, Class NAV (Jennison)	490,301	5,403,117
Real Estate Equity, Class NAV (T. Rowe Price)	178,394	1,785,727
Science & Technology, Class NAV (T. Rowe Price/Allianz)	576,087	7,564,025
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $324,230,546)		$361,272,802
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003
Total investments (Cost $324,231,549) - 100.1%		$361,273,805
Other assets and liabilities, net - (0.1%)		(207,624)
Total net assets - 100.0%		$361,066,181

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Multimanager Lifetime Portfolios (Formerly John Hancock Retirement Living through Portfolios)

MULTIMANAGER LIFETIME 2045 PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.7%
Blue Chip Growth, Class NAV (T. Rowe Price)	451,978	$16,528,826
Capital Appreciation, Class NAV (Jennison)	922,318	16,011,432
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,898,613	34,783,362
Disciplined Value, Class NAV (Boston Partners)	838,179	16,956,352
Disciplined Value International, Class NAV (Boston Partners)	162,734	2,180,641
Emerging Markets, Class NAV (DFA)	1,903,474	20,272,003
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,017,880	20,824,523
Equity Income, Class NAV (T. Rowe Price)	1,098,079	21,752,944
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	771,364	10,475,120
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	273,103	13,548,623
Global Equity, Class NAV (JHAM) (A)(1)	1,162,778	13,918,449
Global Shareholder Yield, Class NAV (Epoch)	742,996	8,462,727
International Growth, Class NAV (Wellington)	453,487	11,092,304
International Growth Stock, Class NAV (Invesco)	1,291,306	17,445,548
International Small Cap, Class NAV (Franklin Templeton)	715,528	14,403,579
International Small Company, Class NAV (DFA)	1,224,267	14,360,648
International Value, Class NAV (Templeton)	649,848	10,839,468
International Value Equity, Class NAV (JHAM) (A)(1)	1,617,832	13,589,790
Mid Cap Stock, Class NAV (Wellington)	1,168,008	25,287,379
Mid Value, Class NAV (T. Rowe Price)	1,127,326	17,665,199
Small Cap Growth, Class NAV (Wellington) (I)	625,371	5,622,088
Small Cap Value, Class NAV (Wellington)	318,630	6,582,889
Small Company Growth, Class NAV (Invesco)	287,357	5,626,442
Small Company Value, Class NAV (T. Rowe Price)	155,358	4,415,268
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	20,937,484	282,865,410
Strategic Growth, Class NAV (JHAM) (A)(1)	894,571	16,003,874
Value, Class NAV (Invesco)	666,891	7,515,864
Fixed income - 7.2%
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	138,569	1,334,415
Bond, Class NAV (JHAM) (A)(1)	411,242	6,559,314
Core Bond, Class NAV (Wells Capital)	173,303	2,258,141
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	286,324	2,765,885
Floating Rate Income, Class NAV (WAMCO)	516,572	4,396,025
Global Bond, Class NAV (PIMCO)	54,172	670,655
Global Income, Class NAV (Stone Harbor)	103,080	983,382
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	126,742	$1,164,758
High Yield, Class NAV (JHAM) (A)(1)*	294,993	1,041,326
High Yield, Class NAV (WAMCO)	63,827	527,847
Real Return Bond, Class NAV (PIMCO)	295,486	3,309,444
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	349,983	3,401,830
Short Term Government Income, Class NAV (JHAM) (A)(1)	401,469	3,813,958
Spectrum Income, Class NAV (T. Rowe Price)	264,113	2,844,500
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	474,307	5,089,312
Total Return, Class NAV (PIMCO)	372,458	5,057,985
U.S. High Yield Bond, Class NAV (Wells Capital)	66,788	759,383
Value Equity, Class NAV (Barrow Hanley)	831,821	9,690,718
Alternative and specialty - 9.1%
Absolute Return Currency, Class NAV (First Quadrant) (I)	945,353	9,595,329
Financial Industries, Class NAV (JHAM) (A)(1)	664,480	12,691,566
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	943,661	9,719,711
Global Real Estate, Class NAV (Deutsche)	401,421	3,785,405
Health Sciences, Class NAV (T. Rowe Price)	709,026	3,261,518
Natural Resources, Class NAV (Jennison)	1,031,501	11,367,142
Real Estate Equity, Class NAV (T. Rowe Price)	375,308	3,756,833
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,227,338	16,114,947
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $607,352,817)		$774,992,081
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003
Total investments (Cost $607,353,820) - 100.0%		$774,993,084
Other assets and liabilities, net - 0.0%		(111,847)
Total net assets - 100.0%		$774,881,237

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Multimanager Lifetime Portfolios (Formerly John Hancock Retirement Living through Portfolios)

MULTIMANAGER LIFETIME 2040 PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 82.8%
Blue Chip Growth, Class NAV (T. Rowe Price)	490,478	$17,936,785
Capital Appreciation, Class NAV (Jennison)	1,002,903	17,410,391
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,128,997	37,547,962
Disciplined Value, Class NAV (Boston Partners)	897,544	18,157,315
Disciplined Value International, Class NAV (Boston Partners)	176,842	2,369,684
Emerging Markets, Class NAV (DFA)	2,028,081	21,599,060
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,152,927	22,218,202
Equity Income, Class NAV (T. Rowe Price)	1,175,268	23,282,052
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	834,442	11,331,716
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	297,093	14,738,790
Global Equity, Class NAV (JHAM) (A)(1)	1,260,741	15,091,073
Global Shareholder Yield, Class NAV (Epoch)	803,472	9,151,541
International Growth, Class NAV (Wellington)	490,451	11,996,428
International Growth Stock, Class NAV (Invesco)	1,402,396	18,946,370
International Small Cap, Class NAV (Franklin Templeton)	773,499	15,570,528
International Small Company, Class NAV (DFA)	1,327,411	15,570,528
International Value, Class NAV (Templeton)	693,928	11,574,715
International Value Equity, Class NAV (JHAM) (A)(1)	1,757,140	14,759,977
Mid Cap Stock, Class NAV (Wellington)	1,265,828	27,405,168
Mid Value, Class NAV (T. Rowe Price)	1,224,199	19,183,198
Small Cap Growth, Class NAV (Wellington) (I)	670,678	6,029,393
Small Cap Value, Class NAV (Wellington)	346,252	7,153,570
Small Company Growth, Class NAV (Invesco)	308,964	6,049,513
Small Company Value, Class NAV (T. Rowe Price)	167,464	4,759,318
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	21,827,312	294,886,983
Strategic Growth, Class NAV (JHAM) (A)(1)	973,191	17,410,391
Value, Class NAV (Invesco)	727,981	8,204,346
Fixed income - 8.1%
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	148,807	1,433,008
Bond, Class NAV (JHAM) (A)(1)	557,656	8,894,606
Core Bond, Class NAV (Wells Capital)	234,470	3,055,150
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	305,544	2,951,552
Floating Rate Income, Class NAV (WAMCO)	561,030	4,774,368
Global Bond, Class NAV (PIMCO)	58,050	718,662
Global Income, Class NAV (Stone Harbor)	110,249	1,051,778
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	136,503	$1,254,459
High Yield, Class NAV (JHAM) (A)(1)*	315,707	1,114,445
High Yield, Class NAV (WAMCO)	68,223	564,207
Real Return Bond, Class NAV (PIMCO)	320,394	3,588,411
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	375,520	3,650,057
Short Term Government Income, Class NAV (JHAM) (A)(1)	862,889	8,197,444
Spectrum Income, Class NAV (T. Rowe Price)	282,960	3,047,474
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	509,786	5,470,002
Total Return, Class NAV (PIMCO)	505,273	6,861,608
U.S. High Yield Bond, Class NAV (Wells Capital)	71,509	813,060
Value Equity, Class NAV (Barrow Hanley)	890,195	10,370,778
Alternative and specialty - 9.1%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,026,714	10,421,148
Financial Industries, Class NAV (JHAM) (A)(1)	712,931	13,616,975
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	1,018,689	10,492,493
Global Real Estate, Class NAV (Deutsche)	436,221	4,113,567
Health Sciences, Class NAV (T. Rowe Price)	760,392	3,497,805
Natural Resources, Class NAV (Jennison)	1,120,923	12,352,576
Real Estate Equity, Class NAV (T. Rowe Price)	407,844	4,082,518
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,332,768	17,499,241
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $660,742,808)		$834,222,389
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003
Total investments (Cost $660,743,811) - 100.0%		$834,223,392
Other assets and liabilities, net - 0.0%		(61,235)
Total net assets - 100.0%		$834,162,157

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Multimanager Lifetime Portfolios (Formerly John Hancock Retirement Living through Portfolios)

MULTIMANAGER LIFETIME 2035 PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 76.9%
Blue Chip Growth, Class NAV (T. Rowe Price)	586,101	$21,433,721
Capital Appreciation, Class NAV (Jennison)	1,198,608	20,807,834
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,871,469	46,457,631
Disciplined Value, Class NAV (Boston Partners)	1,076,254	21,772,626
Disciplined Value International, Class NAV (Boston Partners)	154,342	2,068,188
Emerging Markets, Class NAV (DFA)	2,290,718	24,396,150
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,431,119	25,089,147
Equity Income, Class NAV (T. Rowe Price)	1,408,649	27,905,343
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,029,895	13,985,978
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	353,446	17,534,456
Global Equity, Class NAV (JHAM) (A)(1)	1,556,705	18,633,753
Global Shareholder Yield, Class NAV (Epoch)	990,703	11,284,105
International Growth, Class NAV (Wellington)	571,453	13,977,745
International Growth Stock, Class NAV (Invesco)	1,630,375	22,026,362
International Small Cap, Class NAV (Franklin Templeton)	908,668	18,291,488
International Small Company, Class NAV (DFA)	1,559,377	18,291,488
International Value, Class NAV (Templeton)	867,101	14,463,237
International Value Equity, Class NAV (JHAM) (A)(1)	2,052,187	17,238,367
Mid Cap Stock, Class NAV (Wellington)	1,493,831	32,341,440
Mid Value, Class NAV (T. Rowe Price)	1,444,708	22,638,582
Small Cap Growth, Class NAV (Wellington) (I)	751,945	6,759,984
Small Cap Value, Class NAV (Wellington)	385,852	7,971,704
Small Company Growth, Class NAV (Invesco)	345,235	6,759,707
Small Company Value, Class NAV (T. Rowe Price)	186,755	5,307,565
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	25,738,805	347,731,259
Strategic Growth, Class NAV (JHAM) (A)(1)	1,163,099	20,807,834
Value, Class NAV (Invesco)	860,851	9,701,792
Fixed income - 14.0%
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	415,423	4,000,520
Bond, Class NAV (JHAM) (A)(1)	1,208,306	19,272,475
Core Bond, Class NAV (Wells Capital)	502,007	6,541,153
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	852,119	8,231,466
Floating Rate Income, Class NAV (WAMCO)	1,563,404	13,304,565
Global Bond, Class NAV (PIMCO)	162,727	2,014,561
Global Income, Class NAV (Stone Harbor)	317,604	3,029,944
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	380,271	$3,494,691
High Yield, Class NAV (JHAM) (A)(1) *	908,424	3,206,736
High Yield, Class NAV (WAMCO)	196,698	1,626,695
Real Return Bond, Class NAV (PIMCO)	895,753	10,032,436
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,044,286	10,150,461
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,097,015	10,421,641
Spectrum Income, Class NAV (T. Rowe Price)	787,761	8,484,185
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	1,417,568	15,210,500
Total Return, Class NAV (PIMCO)	1,087,804	14,772,373
U.S. High Yield Bond, Class NAV (Wells Capital)	205,877	2,340,818
Value Equity, Class NAV (Barrow Hanley)	1,066,793	12,428,142
Alternative and specialty - 9.1%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,493,821	15,162,288
Financial Industries, Class NAV (JHAM) (A)(1)	861,257	16,450,002
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	1,499,858	15,448,533
Global Real Estate, Class NAV (Deutsche)	537,101	5,064,867
Health Sciences, Class NAV (T. Rowe Price)	849,091	3,905,818
Natural Resources, Class NAV (Jennison)	1,302,322	14,351,585
Real Estate Equity, Class NAV (T. Rowe Price)	508,822	5,093,312
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,559,418	20,475,164
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $846,604,325)		$1,060,192,417
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003
Total investments (Cost $846,605,328) - 100.0%		$1,060,193,420
Other assets and liabilities, net - 0.0%		(49,189)
Total net assets - 100.0%		$1,060,144,231

SEE NOTES TO PORTFOLIO'S INVESTMENTS7

Multimanager Lifetime Portfolios (Formerly John Hancock Retirement Living through Portfolios)

MULTIMANAGER LIFETIME 2030 PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 70.2%
Blue Chip Growth, Class NAV (T. Rowe Price)	649,904	$23,766,995
Capital Appreciation, Class NAV (Jennison)	1,329,047	23,072,252
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,655,561	55,866,735
Disciplined Value, Class NAV (Boston Partners)	1,187,817	24,029,529
Disciplined Value International, Class NAV (Boston Partners)	211,007	2,827,492
Emerging Markets, Class NAV (DFA)	2,154,315	22,943,459
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,287,039	23,602,237
Equity Income, Class NAV (T. Rowe Price)	1,553,956	30,783,869
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,252,637	17,010,809
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	412,969	20,487,376
Global Equity, Class NAV (JHAM) (A)(1)	1,885,173	22,565,518
Global Shareholder Yield, Class NAV (Epoch)	1,137,563	12,956,837
International Growth, Class NAV (Wellington)	619,349	15,149,265
International Growth Stock, Class NAV (Invesco)	1,802,208	24,347,835
International Small Cap, Class NAV (Franklin Templeton)	966,230	19,450,218
International Small Company, Class NAV (DFA)	1,658,160	19,450,218
International Value, Class NAV (Templeton)	834,974	13,927,369
International Value Equity, Class NAV (JHAM) (A)(1)	2,278,319	19,137,882
Mid Cap Stock, Class NAV (Wellington)	1,621,675	35,109,270
Mid Value, Class NAV (T. Rowe Price)	1,568,362	24,576,229
Small Cap Growth, Class NAV (Wellington) (I)	700,641	6,298,761
Small Cap Value, Class NAV (Wellington)	352,235	7,277,173
Small Company Growth, Class NAV (Invesco)	322,602	6,316,541
Small Company Value, Class NAV (T. Rowe Price)	172,778	4,910,345
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	27,675,141	373,891,160
Strategic Growth, Class NAV (JHAM) (A)(1)	1,289,673	23,072,252
Value, Class NAV (Invesco)	934,609	10,533,041
Value Equity, Class NAV (Barrow Hanley)	1,178,905	13,734,247
Fixed income - 20.6%
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	859,020	8,272,366
Bond, Class NAV (JHAM) (A)(1)	2,228,528	35,545,017
Core Bond, Class NAV (Wells Capital)	931,913	12,142,821
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,770,782	17,105,756
Floating Rate Income, Class NAV (WAMCO)	3,221,441	27,414,459
Global Bond, Class NAV (PIMCO)	337,285	4,175,593
Global Income, Class NAV (Stone Harbor)	645,657	$6,159,563
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	787,499	7,237,116
High Yield, Class NAV (JHAM) (A)(1)*	1,846,271	6,517,336
High Yield, Class NAV (WAMCO)	400,122	3,309,009
Real Return Bond, Class NAV (PIMCO)	1,843,227	20,644,145
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	2,167,438	21,067,494
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,308,149	12,427,419
Spectrum Income, Class NAV (T. Rowe Price)	1,634,916	17,608,046
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	2,947,172	31,623,157
Total Return, Class NAV (PIMCO)	2,005,877	27,239,807
U.S. High Yield Bond, Class NAV (Wells Capital)	418,550	4,758,919
Alternative and specialty - 9.2%
Absolute Return Currency, Class NAV (First Quadrant) (I)	2,286,789	23,210,911
Financial Industries, Class NAV (JHAM) (A)(1)	945,138	18,052,129
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	2,409,716	24,820,072
Global Real Estate, Class NAV (Deutsche)	623,716	5,881,641
Health Sciences, Class NAV (T. Rowe Price)	706,747	3,251,038
Natural Resources, Class NAV (Jennison)	1,345,358	14,825,846
Real Estate Equity, Class NAV (T. Rowe Price)	594,259	5,948,535
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,674,181	21,981,999
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,041,317,647)		$1,278,315,108
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003
Total investments (Cost $1,041,318,650) - 100.0%		$1,278,316,111
Other assets and liabilities, net - 0.0%		(77,359)
Total net assets - 100.0%		$1,278,238,752

8SEE NOTES TO PORTFOLIO'S INVESTMENTS

Multimanager Lifetime Portfolios (Formerly John Hancock Retirement Living through Portfolios)

MULTIMANAGER LIFETIME 2025 PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 60.5%
Blue Chip Growth, Class NAV (T. Rowe Price)	590,204	$21,583,765
Capital Appreciation, Class NAV (Jennison)	1,206,663	20,947,666
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,961,319	59,535,830
Disciplined Value, Class NAV (Boston Partners)	1,094,361	22,138,915
Disciplined Value International, Class NAV (Boston Partners)	204,946	2,746,278
Emerging Markets, Class NAV (DFA)	1,641,348	17,480,359
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,734,319	17,898,168
Equity Income, Class NAV (T. Rowe Price)	1,428,035	28,289,383
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,315,255	17,861,158
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	360,553	17,887,038
Global Equity, Class NAV (JHAM) (A)(1)	1,984,540	23,754,945
Global Shareholder Yield, Class NAV (Epoch)	964,588	10,986,662
International Growth, Class NAV (Wellington)	530,094	12,966,093
International Growth Stock, Class NAV (Invesco)	1,525,502	20,609,530
International Small Cap, Class NAV (Franklin Templeton)	797,567	16,055,019
International Small Company, Class NAV (DFA)	1,368,598	16,053,657
International Value, Class NAV (Templeton)	617,009	10,291,708
International Value Equity, Class NAV (JHAM) (A)(1)	1,915,600	16,091,041
Mid Cap Stock, Class NAV (Wellington)	1,406,387	30,448,282
Mid Value, Class NAV (T. Rowe Price)	1,360,183	21,314,070
Small Cap Growth, Class NAV (Wellington) (I)	630,177	5,665,288
Small Cap Value, Class NAV (Wellington)	327,348	6,763,018
Small Company Growth, Class NAV (Invesco)	290,306	5,684,193
Small Company Value, Class NAV (T. Rowe Price)	158,398	4,501,684
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	25,791,192	348,439,001
Strategic Growth, Class NAV (JHAM) (A)(1)	1,170,915	20,947,666
Value, Class NAV (Invesco)	810,489	9,134,212
Value Equity, Class NAV (Barrow Hanley)	1,081,403	12,598,347
Fixed income - 30.8%
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	1,219,740	11,746,096
Bond, Class NAV (JHAM) (A)(1)	3,789,263	60,438,740
Core Bond, Class NAV (Wells Capital)	1,563,936	20,378,083
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	2,075,762	20,051,865
Floating Rate Income, Class NAV (WAMCO)	5,483,375	46,663,525
Global Bond, Class NAV (PIMCO)	956,528	11,841,813
Global Income, Class NAV (Stone Harbor)	1,001,073	$9,550,240
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	1,227,044	11,276,534
High Yield, Class NAV (JHAM) (A)(1)*	2,860,169	10,096,398
High Yield, Class NAV (WAMCO)	618,973	5,118,905
Real Return Bond, Class NAV (PIMCO)	2,622,285	29,369,591
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	3,721,219	36,170,245
Short Term Government Income, Class NAV (JHAM) (A)(1)	696,241	6,614,287
Spectrum Income, Class NAV (T. Rowe Price)	2,801,527	30,172,441
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	5,056,808	54,259,555
Total Return, Class NAV (PIMCO)	3,376,366	45,851,044
U.S. High Yield Bond, Class NAV (Wells Capital)	648,489	7,373,325
Alternative and specialty - 8.7%
Absolute Return Currency, Class NAV (First Quadrant) (I)	2,625,423	26,648,039
Financial Industries, Class NAV (JHAM) (A)(1)	920,990	17,590,903
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	2,610,833	26,891,583
Global Real Estate, Class NAV (Deutsche)	692,589	6,531,112
Natural Resources, Class NAV (Jennison)	1,212,324	13,359,810
Real Estate Equity, Class NAV (T. Rowe Price)	649,289	6,499,384
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,591,255	20,893,182
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,133,314,156)		$1,354,059,676
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003
Total investments (Cost $1,133,315,159) - 100.0%		$1,354,060,679
Other assets and liabilities, net - 0.0%		(153,760)
Total net assets - 100.0%		$1,353,906,919

SEE NOTES TO PORTFOLIO'S INVESTMENTS9

Multimanager Lifetime Portfolios (Formerly John Hancock Retirement Living through Portfolios)

MULTIMANAGER LIFETIME 2020 PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 49.2%
Blue Chip Growth, Class NAV (T. Rowe Price)	350,483	$12,817,165
Capital Appreciation, Class NAV (Jennison)	716,725	12,442,341
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,693,645	44,323,743
Disciplined Value, Class NAV (Boston Partners)	653,406	13,218,400
Disciplined Value International, Class NAV (Boston Partners)	47,931	642,277
Emerging Markets, Class NAV (DFA)	778,096	8,286,724
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	822,170	8,484,790
Equity Income, Class NAV (T. Rowe Price)	856,469	16,966,643
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	979,207	13,297,631
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	204,303	10,135,495
Global Equity, Class NAV (JHAM) (A)(1)	1,484,386	17,768,097
Global Shareholder Yield, Class NAV (Epoch)	797,823	9,087,205
International Growth, Class NAV (Wellington)	287,169	7,024,148
International Growth Stock, Class NAV (Invesco)	771,043	10,416,795
International Small Cap, Class NAV (Franklin Templeton)	431,342	8,682,923
International Small Company, Class NAV (DFA)	740,232	8,682,923
International Value, Class NAV (Templeton)	498,488	8,314,779
International Value Equity, Class NAV (JHAM) (A)(1)	999,217	8,393,425
Mid Cap Stock, Class NAV (Wellington)	816,240	17,671,598
Mid Value, Class NAV (T. Rowe Price)	789,421	12,370,220
Small Cap Growth, Class NAV (Wellington) (I)	374,563	3,367,325
Small Cap Value, Class NAV (Wellington)	189,154	3,907,927
Small Company Growth, Class NAV (Invesco)	171,978	3,367,325
Small Company Value, Class NAV (T. Rowe Price)	92,764	2,636,351
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	15,546,009	210,026,586
Strategic Growth, Class NAV (JHAM) (A)(1)	695,491	12,442,341
Value, Class NAV (Invesco)	470,397	5,301,378
Value Equity, Class NAV (Barrow Hanley)	647,312	7,541,182
Fixed income - 42.9%
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	1,237,559	11,917,692
Bond, Class NAV (JHAM) (A)(1)	4,021,174	64,137,733
Core Bond, Class NAV (Wells Capital)	2,282,358	29,739,127
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,766,542	17,064,794
Floating Rate Income, Class NAV (WAMCO)	5,579,364	47,480,384
Global Bond, Class NAV (PIMCO)	1,206,639	14,938,190
Global Income, Class NAV (Stone Harbor)	981,954	$9,367,846
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	1,208,051	11,101,993
High Yield, Class NAV (JHAM) (A)(1)*	2,809,336	9,916,957
High Yield, Class NAV (WAMCO)	609,562	5,041,081
Real Return Bond, Class NAV (PIMCO)	2,548,888	28,547,547
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	3,766,083	36,606,325
Short Term Government Income, Class NAV (JHAM) (A)(1)	519,239	4,932,768
Spectrum Income, Class NAV (T. Rowe Price)	2,841,288	30,600,671
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	5,105,754	54,784,736
Total Return, Class NAV (PIMCO)	3,762,717	51,097,699
U.S. High Yield Bond, Class NAV (Wells Capital)	636,729	7,239,603
Alternative and specialty - 7.9%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,923,931	19,527,901
Financial Industries, Class NAV (JHAM) (A)(1)	522,782	9,985,130
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	2,073,845	21,360,605
Global Real Estate, Class NAV (Deutsche)	473,137	4,461,679
Natural Resources, Class NAV (Jennison)	686,036	7,560,112
Real Estate Equity, Class NAV (T. Rowe Price)	481,038	4,815,194
Science & Technology, Class NAV (T. Rowe Price/Allianz)	933,160	12,252,389
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $868,794,316)		$1,012,095,893
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003
Total investments (Cost $868,795,319) - 100.0%		$1,012,096,896
Other assets and liabilities, net - 0.0%		(83,546)
Total net assets - 100.0%		$1,012,013,350

10SEE NOTES TO PORTFOLIO'S INVESTMENTS

Multimanager Lifetime Portfolios (Formerly John Hancock Retirement Living through Portfolios)

MULTIMANAGER LIFETIME 2015 PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 40.8%
Blue Chip Growth, Class NAV (T. Rowe Price)	113,603	$4,154,476
Capital Appreciation, Class NAV (Jennison)	232,371	4,033,966
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,578,069	18,936,825
Disciplined Value, Class NAV (Boston Partners)	211,788	4,284,476
Disciplined Value International, Class NAV (Boston Partners)	11,302	151,442
Emerging Markets, Class NAV (DFA)	249,232	2,654,322
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	258,072	2,663,302
Equity Income, Class NAV (T. Rowe Price)	277,683	5,500,903
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	418,352	5,681,225
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	65,965	3,272,537
Global Equity, Class NAV (JHAM) (A)(1)	633,927	7,588,110
Global Shareholder Yield, Class NAV (Epoch)	421,617	4,802,214
International Growth, Class NAV (Wellington)	99,442	2,432,342
International Growth Stock, Class NAV (Invesco)	266,879	3,605,537
International Small Cap, Class NAV (Franklin Templeton)	141,895	2,856,341
International Small Company, Class NAV (DFA)	243,507	2,856,341
International Value, Class NAV (Templeton)	175,030	2,919,498
International Value Equity, Class NAV (JHAM) (A)(1)	351,855	2,955,584
Mid Cap Stock, Class NAV (Wellington)	272,685	5,903,635
Mid Value, Class NAV (T. Rowe Price)	263,284	4,125,656
Small Cap Growth, Class NAV (Wellington) (I)	113,185	1,017,538
Small Cap Value, Class NAV (Wellington)	58,348	1,205,464
Small Company Growth, Class NAV (Invesco)	51,814	1,014,527
Small Company Value, Class NAV (T. Rowe Price)	28,281	803,754
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	5,691,203	76,888,151
Strategic Growth, Class NAV (JHAM) (A)(1)	225,487	4,033,966
Value, Class NAV (Invesco)	155,878	1,756,746
Value Equity, Class NAV (Barrow Hanley)	209,745	2,443,531
Fixed income - 52.4%
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	738,419	7,110,974
Bond, Class NAV (JHAM) (A)(1)	2,058,542	32,833,746
Core Bond, Class NAV (Wells Capital)	1,992,484	25,962,071
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	918,673	8,874,379
Floating Rate Income, Class NAV (WAMCO)	2,795,872	23,792,873
Global Bond, Class NAV (PIMCO)	718,371	8,893,433
Global Income, Class NAV (Stone Harbor)	480,185	$4,580,969
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	608,313	5,590,395
High Yield, Class NAV (JHAM) (A)(1)*	1,375,038	4,853,886
High Yield, Class NAV (WAMCO)	297,563	2,460,847
Real Return Bond, Class NAV (PIMCO)	1,367,603	15,317,157
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,803,658	17,531,552
Spectrum Income, Class NAV (T. Rowe Price)	1,358,398	14,629,945
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	2,450,161	26,290,227
Total Return, Class NAV (PIMCO)	2,173,718	29,519,090
U.S. High Yield Bond, Class NAV (Wells Capital)	311,786	3,545,005
Alternative and specialty - 6.8%
Absolute Return Currency, Class NAV (First Quadrant) (I)	961,161	9,755,789
Financial Industries, Class NAV (JHAM) (A)(1)	88,640	1,693,017
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	945,344	9,737,040
Global Real Estate, Class NAV (Deutsche)	218,624	2,061,626
Natural Resources, Class NAV (Jennison)	228,066	2,513,282
Real Estate Equity, Class NAV (T. Rowe Price)	206,575	2,067,811
Science & Technology, Class NAV (T. Rowe Price/Allianz)	162,845	2,138,157
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $386,303,503)		$442,295,680
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003
Total investments (Cost $386,304,506) - 100.0%		$442,296,683
Other assets and liabilities, net - 0.0%		(35,946)
Total net assets - 100.0%		$442,260,737

SEE NOTES TO PORTFOLIO'S INVESTMENTS11

Multimanager Lifetime Portfolios (Formerly John Hancock Retirement Living through Portfolios)

MULTIMANAGER LIFETIME 2010 PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 35.2%
Blue Chip Growth, Class NAV (T. Rowe Price)	51,770	$1,893,245
Capital Appreciation, Class NAV (Jennison)	105,793	1,836,559
Capital Appreciation Value, Class NAV (T.Rowe Price)	903,070	10,836,844
Disciplined Value, Class NAV (Boston Partners)	95,624	1,934,484
Disciplined Value International, Class NAV (Boston Partners)	4,812	64,475
Emerging Markets, Class NAV (DFA)	94,587	1,007,354
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	99,846	1,030,409
Equity Income, Class NAV (T. Rowe Price)	126,218	2,500,370
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	240,381	3,264,373
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	32,884	1,631,383
Global Equity, Class NAV (JHAM) (A)(1)	363,918	4,356,103
Global Shareholder Yield, Class NAV (Epoch)	286,600	3,264,373
International Growth, Class NAV (Wellington)	47,155	1,153,401
International Growth Stock, Class NAV (Invesco)	127,596	1,723,827
International Small Cap, Class NAV (Franklin Templeton)	63,214	1,272,500
International Small Company, Class NAV (DFA)	108,052	1,267,449
International Value, Class NAV (Templeton)	87,090	1,452,656
International Value Equity, Class NAV (JHAM) (A)(1)	159,935	1,343,453
Mid Cap Stock, Class NAV (Wellington)	125,970	2,727,259
Mid Value, Class NAV (T. Rowe Price)	120,984	1,895,813
Small Cap Growth, Class NAV (Wellington) (I)	93,151	837,432
Small Cap Value, Class NAV (Wellington)	39,888	824,087
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,773,614	37,471,525
Strategic Growth, Class NAV (JHAM) (A)(1)	102,658	1,836,559
Value, Class NAV (Invesco)	71,303	803,581
Value Equity, Class NAV (Barrow Hanley)	94,934	1,105,976
Fixed income - 58.4%
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	485,033	4,670,872
Bond, Class NAV (JHAM) (A)(1)	1,301,950	20,766,097
Core Bond, Class NAV (Wells Capital)	1,491,946	19,440,061
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	558,137	5,391,598
Floating Rate Income, Class NAV (WAMCO)	1,708,922	14,542,929
Global Bond, Class NAV (PIMCO)	479,865	5,940,725
Global Income, Class NAV (Stone Harbor)	318,687	3,040,274
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	364,241	3,347,378
High Yield, Class NAV (JHAM) (A)(1)*	910,473	3,213,969
High Yield, Class NAV (WAMCO)	197,372	$1,632,267
Real Return Bond, Class NAV (PIMCO)	877,189	9,824,517
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,054,956	10,254,169
Short Term Government Income, Class NAV (JHAM) (A)(1)	55,436	526,644
Spectrum Income, Class NAV (T. Rowe Price)	794,258	8,554,155
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	1,432,095	15,366,379
Total Return, Class NAV (PIMCO)	1,431,521	19,440,061
U.S. High Yield Bond, Class NAV (Wells Capital)	206,789	2,351,192
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV (First Quadrant) (I)	619,588	6,288,820
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	614,604	6,330,421
Global Real Estate, Class NAV (Deutsche)	125,966	1,187,860
Natural Resources, Class NAV (Jennison)	105,129	1,158,521
Real Estate Equity, Class NAV (T. Rowe Price)	121,718	1,218,402
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $226,234,043)		$253,822,801
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	2,859	2,859
TOTAL SHORT-TERM INVESTMENTS (Cost $2,859)		$2,859
Total investments (Cost $226,236,902) - 100.0%		$253,825,660
Other assets and liabilities, net - 0.0%		(17,742)
Total net assets - 100.0%		$253,807,918

Percentages are based upon net assets.
Security Abbreviations and Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Formerly known as Focused High Yield Fund.

12SEE NOTES TO PORTFOLIO'S INVESTMENTS

Multimanager Lifetime Portfolios (Formerly John Hancock Retirement Living through Portfolios)

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Global Investors	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO PORTFOLIO'S INVESTMENTS13

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The costs of investments owned on May 31, 2017, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2060 Lifetime Portfolio	$18,421,063	$979,667	($35,235)	$944,432
Multimanager 2055 Lifetime Portfolio	126,787,015	8,222,253	(215,275)	8,006,978
Multimanager 2050 Lifetime Portfolio	328,414,256	34,707,447	(1,847,898)	32,859,549
Multimanager 2045 Lifetime Portfolio	621,029,175	157,937,916	(3,974,007)	153,963,909
Multimanager 2040 Lifetime Portfolio	674,845,723	163,379,076	(4,001,407)	159,377,669
Multimanager 2035 Lifetime Portfolio	864,931,006	200,091,270	(4,828,856)	195,262,414
Multimanager 2030 Lifetime Portfolio	1,062,336,730	221,503,141	(5,523,760)	215,979,381
Multimanager 2025 Lifetime Portfolio	1,155,386,484	205,283,544	(6,609,349)	198,674,195
Multimanager 2020 Lifetime Portfolio	885,341,916	131,467,145	(4,712,165)	126,754,980
Multimanager 2015 Lifetime Portfolio	393,509,532	50,153,755	(1,366,604)	48,787,151
Multimanager 2010 Lifetime Portfolio	231,672,904	22,917,117	(764,361)	22,152,756

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	2,853	26,837	(5,678)	24,012	—	—	$1,378	$243,717
Active Bond	1,448	8,662	(10,110)	—	$1,439	$47	(22)	—
Alpha Opportunities	9,869	7,634	(17,503)	—	826	—	4,585	—
Asia Pacific Total Return Bond	555	3,288	(360)	3,483	176	—	(24)	33,538
Blue Chip Growth	1,775	10,334	(818)	11,291	$92	8,054	1,210	412,907
Bond	—	10,354	—	10,354	443	—	—	165,141
Capital Appreciation	3,183	21,880	(1,975)	23,088	150	15,282	238	400,808

       14

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Capital Appreciation Value	8,046	68,269	(4,024)	72,291	4,830	9,447	472	867,495
Core Bond	480	4,181	(301)	4,360	204	143	(91)	56,809
Core High Yield	210	155	(365)	—	27	—	68	—
Disciplined Value	1,496	21,875	(2,347)	21,024	688	—	2,591	425,315
Disciplined Value International	—	4,201	(58)	4,143	211	—	(6)	55,516
Emerging Markets	6,361	43,181	(3,616)	45,926	3,024	—	1,743	489,109
Emerging Markets Debt	899	6,690	(436)	7,153	1,492	—	29	69,101
Emerging Markets Equity	6,546	44,714	(3,866)	47,394	882	—	1,489	489,109
Equity Income	3,287	25,856	(1,553)	27,590	3,743	3,751	1,097	546,555
Financial Industries	2,743	15,645	(1,437)	16,951	1,096	5,765	1,778	323,757
Floating Rate Income	2,386	12,657	(1,907)	13,136	2,168	—	72	111,786
Fundamental Global Franchise	2,042	18,355	(1,187)	19,210	611	8,290	(403)	260,870
Fundamental Large Cap Core, Class NAV	—	6,988	(134)	6,854	—	—	7	340,024
Fundamental Large Cap Core, Class R6	—	4,007	(4,007)	—	761	2,939	3,773	—
Fundamental Large Cap Value	3,537	2,721	(6,258)	—	—	—	2,598	—
Global Absolute Return Strategies	4,058	21,970	(2,488)	23,540	—	—	(54)	242,463
Global Bond	178	1,277	(97)	1,358	145	20	(46)	16,807
Global Equity	4,036	26,765	(1,777)	29,024	2,038	—	900	347,415
Global Income	614	2,536	(569)	2,581	555	—	(90)	24,623
Global Real Estate (Deutsche)	—	10,238	—	10,238	—	—	—	96,541
Global Real Estate (Standard Life)	1,216	8,928	(10,144)	—	2,491	—	(2,579)	—
Global Shareholder Yield	3,365	19,076	(3,911)	18,530	1,689	—	(415)	211,052
Global Short Duration Credit	518	3,010	(332)	3,196	563	—	20	29,370
Health Sciences	3,213	24,689	(10,019)	17,883	—	10,594	(7,301)	82,261
High Yield	294	1,475	(171)	1,598	261	—	17	13,218
High Yield (FKA Focused High Yield)	215	7,457	(281)	7,391	541	—	24	26,089
International Core	897	198	(1,095)	—	1,075	—	(904)	—
International Growth	—	11,930	(448)	11,482	381	—	90	280,861
International Growth Opportunities	1,484	4,600	(6,084)	—	452	—	4,304	—
International Growth Stock	1,886	32,662	(1,611)	32,937	1,988	—	129	444,978
International Small Cap	2,665	16,616	(1,443)	17,838	1,973	—	830	359,073
International Small Company	4,567	28,424	(2,432)	30,559	2,751	—	1,143	358,452
International Value	2,833	15,007	(1,461)	16,379	2,148	—	1,356	273,200
International Value Equity	2,265	41,091	(2,165)	41,191	1,978	—	555	346,006
Mid Cap Stock	3,772	28,074	(2,705)	29,141	—	989	5,556	630,900
Mid Value	3,135	26,779	(1,731)	28,183	1,193	11,601	352	441,620
Natural Resources	3,805	25,581	(2,530)	26,856	942	—	971	295,951
Real Estate Equity	1,067	9,128	(566)	9,629	619	3,528	(756)	96,386
Real Return Bond	749	7,172	(428)	7,493	383	—	(43)	83,921
Redwood	2,362	6,789	(9,151)	—	—	—	983	—
Science & Technology	5,291	28,376	(2,985)	30,682	266	11,813	1,677	402,854
Short Duration Credit Opportunities	1,383	8,297	(877)	8,803	1,091	—	14	85,561
Short Term Government Income	—	10,156	—	10,156	—	—	—	96,483

       15

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Small Cap Growth	2,086	14,417	(881)	15,622	—	—	618	140,440
Small Cap Value	778	7,793	(413)	8,158	359	2,234	232	168,536
Small Company Growth	811	6,736	(374)	7,173	—	2,623	387	140,440
Small Company Value	553	3,677	(276)	3,954	279	3,838	269	112,364
Spectrum Income	987	6,200	(567)	6,620	841	—	(2)	71,301
Strategic Equity Allocation	75,209	484,990	(41,978)	518,221	42,191	175,166	5,073	7,001,167
Strategic Growth	3,288	21,023	(1,907)	22,404	779	4,341	734	400,808
Strategic Income Opportunities	1,482	11,160	(681)	11,961	1,269	—	30	128,342
Total Return	870	8,726	(303)	9,293	597	—	(62)	126,200
U.S. Growth (FKA U.S. Equity)	3,872	1,262	(5,134)	—	437	5,335	(5,323)	—
U.S. High Yield Bond	305	1,545	(173)	1,677	376	—	20	19,065
Value	2,019	15,797	(1,023)	16,793	966	773	587	189,260
Value Equity	1,827	20,006	(983)	20,850	955	—	660	242,905
					$97,435	$286,573	$32,538	$19,318,470
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	114,824	142,965	(88,989)	168,800	—	—	$108,239	$1,713,325
Active Bond	58,257	42,342	(100,599)	—	$20,450	$917	(2,036)	—
Alpha Opportunities	397,151	34,443	(431,594)	—	26,060	—	(168,466)	—
Asia Pacific Total Return Bond	22,317	11,360	(9,281)	24,396	3,428	—	1,509	234,934
Blue Chip Growth	71,450	19,804	(11,468)	79,786	1,620	142,162	(47,535)	2,917,773
Bond	—	71,353	—	71,353	3,232	—	—	1,138,074
Capital Appreciation	127,813	62,191	(26,854)	163,150	2,653	269,725	(81,873)	2,832,277
Capital Appreciation Value	325,281	182,925	(1,899)	506,307	86,767	169,714	(2,565)	6,075,678
Core Bond	19,307	19,756	(9,089)	29,974	3,701	2,797	(1,623)	390,564
Core High Yield	8,441	527	(8,968)	—	771	—	1,225	—
Disciplined Value	60,184	118,148	(32,220)	146,112	18,618	—	5,744	2,955,842
Disciplined Value International	—	29,240	(197)	29,043	3,835	—	(15)	389,177
Emerging Markets	244,580	108,522	(32,590)	320,512	53,368	—	(47,667)	3,413,453
Emerging Markets Debt	36,179	27,127	(13,214)	50,092	19,288	—	1,600	483,889
Emerging Markets Equity	242,525	119,937	(33,145)	329,317	15,892	—	(5,715)	3,398,552
Equity Income	132,262	79,094	(18,772)	192,584	59,160	66,209	(33,921)	3,815,091
Financial Industries	104,122	33,208	(20,244)	117,086	20,424	107,379	22,224	2,236,339
Floating Rate Income	87,191	30,555	(25,768)	91,978	28,477	—	(8,176)	782,733
Fundamental Global Franchise	82,165	63,961	(11,259)	134,867	10,876	147,552	(15,550)	1,831,498
Fundamental Large Cap Core, Class NAV	—	48,148	(635)	47,513	—	—	(236)	2,357,114
Fundamental Large Cap Core, Class R6	—	47,959	(47,959)	—	14,087	54,432	84,371	—
Fundamental Large Cap Value	142,337	12,216	(154,553)	—	—	—	33,421	—
Global Absolute Return Strategies	163,302	52,850	(52,219)	163,933	—	—	(56,808)	1,688,508
Global Bond	7,162	5,007	(2,652)	9,517	2,833	388	410	117,821
Global Equity	162,411	51,737	(11,213)	202,935	36,014	—	(5,223)	2,429,133
Global Income	24,691	11,989	(18,605)	18,075	7,511	—	2,290	172,433
Global Real Estate (Deutsche)	—	71,641	—	71,641	—	—	—	675,578
Global Real Estate (Standard Life)	48,932	18,144	(67,076)	—	23,566	—	(21,020)	—
Global Shareholder Yield	135,425	41,385	(46,915)	129,895	23,654	—	(50,241)	1,479,504

       16

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Global Short Duration Credit	20,832	7,970	(6,423)	22,379	7,181	—	(1,293)	205,662
Health Sciences	129,315	70,796	(75,511)	124,600	—	175,655	(135,366)	573,160
High Yield	11,842	7,207	(7,864)	11,185	4,676	—	778	92,499
High Yield (FKA Focused High Yield)	8,657	68,047	(24,946)	51,758	6,313	—	1,270	182,707
International Core	36,093	2,793	(38,886)	—	40,775	—	(92,174)	—
International Growth	—	81,071	(784)	80,287	6,798	—	(17)	1,963,823
International Growth Opportunities	59,733	3,378	(63,111)	—	5,994	—	58,617	—
International Growth Stock	75,902	171,933	(17,517)	230,318	35,473	—	(27,114)	3,111,595
International Small Cap	107,226	34,083	(16,264)	125,045	34,827	—	(24,262)	2,517,156
International Small Company	183,347	59,132	(27,673)	214,806	48,554	—	1,964	2,519,679
International Value	113,880	6,880	(24,804)	95,956	33,959	—	(37,061)	1,600,538
International Value Equity	91,132	207,773	(10,311)	288,594	36,664	—	(12,387)	2,424,191
Mid Cap Stock	151,780	77,099	(22,957)	205,922	—	15,974	(36,036)	4,458,202
Mid Value	126,035	95,399	(23,177)	198,257	21,052	204,755	(25,340)	3,106,683
Natural Resources	99,265	89,313	(4,487)	184,091	14,756	—	(32,825)	2,028,685
Real Estate Equity	42,944	32,463	(8,426)	66,981	10,928	62,266	(14,790)	670,479
Real Return Bond	30,159	36,559	(14,191)	52,527	8,417	—	1,286	588,301
Redwood	95,058	14,980	(110,038)	—	—	—	(17,341)	—
Science & Technology	212,938	75,593	(71,720)	216,811	4,693	208,498	(93,344)	2,846,731
Short Duration Credit Opportunities	55,638	29,673	(23,746)	61,565	13,833	—	(2,660)	598,408
Short Term Government Income	—	69,093	—	69,093	—	—	—	656,380
Small Cap Growth	83,937	39,648	(14,912)	108,673	—	—	(39,474)	976,971
Small Cap Value	31,220	34,165	(8,519)	56,866	6,561	40,831	7,038	1,174,843
Small Company Growth	32,621	22,885	(5,543)	49,963	—	46,301	(15,842)	978,270
Small Company Value	22,249	10,536	(5,282)	27,503	5,030	69,234	(30,547)	781,631
Spectrum Income	39,729	21,797	(15,136)	46,390	10,658	—	1,946	499,617
Strategic Equity Allocation	3,029,572	1,019,882	(427,157)	3,622,297	746,165	3,097,899	(499,231)	48,937,233
Strategic Growth	132,300	50,597	(25,348)	157,549	14,412	80,331	(23,712)	2,818,550
Strategic Income Opportunities	59,652	44,732	(20,807)	83,577	15,561	—	(4,566)	896,778
Total Return	35,023	41,633	(12,266)	64,390	11,930	—	(1,009)	874,421
U.S. Growth (FKA U.S. Equity)	155,807	28,354	(184,161)	—	16,885	206,111	(324,855)	—
U.S. High Yield Bond	12,291	7,440	(8,007)	11,724	6,208	—	572	133,297
Value	81,236	51,458	(15,611)	117,083	17,196	13,765	(22,812)	1,319,531
Value Equity	73,503	72,767	(1,358)	144,912	18,256	—	863	1,688,223
					$1,690,040	$5,182,895	($1,727,361)	$134,753,534
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	364,633	146,915	(62,760)	448,788	—	—	$22,219	$4,555,199
Active Bond	189,036	66,737	(255,773)	—	$58,357	$2,512	(3,225)	—
Alpha Opportunities	1,261,373	49,259	(1,310,632)	—	67,975	—	(1,143,932)	—
Asia Pacific Total Return Bond	70,869	14,014	(19,838)	65,045	9,299	—	(140)	626,384
Blue Chip Growth	226,896	30,531	(45,359)	212,068	4,797	420,850	(48,908)	7,755,327
Bond	—	192,124	—	192,124	8,719	—	—	3,064,374
Capital Appreciation	406,719	132,371	(105,587)	433,503	7,867	799,821	(129,517)	7,525,620
Capital Appreciation Value	1,033,422	333,241	(17,487)	1,349,176	257,186	503,050	(26,747)	16,190,114
Core Bond	61,112	41,646	(22,328)	80,430	10,599	7,602	(2,538)	1,048,000
Core High Yield	26,804	896	(27,700)	—	2,354	—	(9,122)	—

       17

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Disciplined Value	191,138	318,104	(119,833)	389,409	54,056	—	122,174	7,877,752
Disciplined Value International	—	78,053	(701)	77,352	11,409	—	15	1,036,519
Emerging Markets	851,213	191,155	(170,951)	871,417	156,466	—	(125,592)	9,280,591
Emerging Markets Debt	114,889	43,747	(25,079)	133,557	54,507	—	(13,569)	1,290,156
Emerging Markets Equity	795,537	214,276	(84,876)	924,937	47,160	—	(53,112)	9,545,345
Equity Income	420,012	161,573	(68,664)	512,921	174,400	196,275	(118,654)	10,160,958
Financial Industries	341,830	67,614	(97,426)	312,018	60,399	317,550	177,793	5,959,543
Floating Rate Income	285,716	38,880	(79,363)	245,233	84,176	—	(69,099)	2,086,929
Fundamental Global Franchise	263,255	148,019	(50,588)	360,686	31,927	433,134	(10,222)	4,898,120
Fundamental Large Cap Core, Class NAV	—	131,876	(3,910)	127,966	—	—	2,539	6,348,377
Fundamental Large Cap Core, Class R6	—	137,156	(137,156)	—	41,807	161,539	251,950	—
Fundamental Large Cap Value	452,003	19,337	(471,340)	—	—	—	351,219	—
Global Absolute Return Strategies	518,582	66,098	(145,393)	439,287	—	—	(173,233)	4,524,656
Global Bond	20,455	9,439	(4,520)	25,374	7,732	1,060	1,420	314,135
Global Equity	515,753	74,383	(46,084)	544,052	106,879	—	(11,596)	6,512,303
Global Income	78,408	13,724	(43,941)	48,191	21,902	—	(16,555)	459,744
Global Real Estate (Deutsche)	—	190,807	—	190,807	—	—	—	1,799,307
Global Real Estate (Standard Life)	155,389	39,728	(195,117)	—	68,521	—	(48,853)	—
Global Shareholder Yield	452,143	120,710	(225,553)	347,300	74,643	—	(172,731)	3,955,742
Global Short Duration Credit	66,118	12,446	(18,897)	59,667	20,851	—	(11,686)	548,338
Health Sciences	410,652	180,014	(258,655)	332,011	—	530,689	(347,182)	1,527,249
High Yield	37,606	8,185	(15,970)	29,821	13,591	—	(9,528)	246,621
High Yield (FKA Focused High Yield)	27,491	150,636	(40,128)	137,999	18,128	—	2,186	487,136
International Core	114,617	5,603	(120,220)	—	124,097	—	(279,497)	—
International Growth	—	218,933	(5,100)	213,833	20,174	—	1,842	5,230,366
International Growth Opportunities	189,687	16,727	(206,414)	—	18,917	—	78,010	—
International Growth Stock	241,058	436,336	(63,868)	613,526	104,197	—	(66,852)	8,288,733
International Small Cap	340,487	60,772	(66,915)	334,344	102,114	—	(44,528)	6,730,341
International Small Company	583,597	100,263	(110,088)	573,772	142,363	—	42,020	6,730,341
International Value	362,032	25,205	(90,770)	296,467	109,102	—	(230,158)	4,945,069
International Value Equity	289,398	538,927	(59,695)	768,630	108,214	—	(74,081)	6,456,493
Mid Cap Stock	481,761	156,831	(91,440)	547,152	—	48,517	(106,395)	11,845,850
Mid Value	400,606	225,244	(99,390)	526,460	62,499	607,880	(58,946)	8,249,636
Natural Resources	339,555	156,204	(5,458)	490,301	48,072	—	(39,783)	5,403,117
Real Estate Equity	136,372	75,131	(33,109)	178,394	32,155	183,212	(29,975)	1,785,727
Real Return Bond	95,892	69,200	(25,044)	140,048	23,995	—	(1,642)	1,568,534
Redwood	301,865	22,548	(324,413)	—	—	—	(128,123)	—
Science & Technology	756,085	88,326	(268,324)	576,087	13,843	615,082	(73,645)	7,564,025
Short Duration Credit Opportunities	176,684	40,263	(52,803)	164,144	39,437	—	(20,192)	1,595,480
Short Term Government Income	—	186,328	—	186,328	—	—	—	1,770,115
Small Cap Growth	266,556	76,014	(51,651)	290,919	—	—	(117,291)	2,615,360
Small Cap Value	99,431	83,347	(31,325)	151,453	19,236	119,718	45,144	3,129,029
Small Company Growth	103,590	48,344	(18,487)	133,447	—	136,529	(34,753)	2,612,897

       18

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Small Company Value	70,643	21,287	(18,680)	73,250	14,806	203,792	(113,824)	2,081,764
Spectrum Income	126,226	28,102	(30,643)	123,685	30,388	—	(2,886)	1,332,085
Strategic Equity Allocation	9,620,686	1,525,885	(1,443,614)	9,702,957	2,219,727	9,215,777	(1,107,557)	131,086,947
Strategic Growth	420,132	98,410	(97,881)	420,661	42,759	238,336	17,941	7,525,620
Strategic Income Opportunities	189,398	71,308	(37,873)	222,833	44,186	—	(10,021)	2,390,998
Total Return	111,220	84,991	(23,303)	172,908	34,186	—	(3,432)	2,348,091
U.S. Growth (FKA U.S. Equity)	484,269	78,052	(562,321)	—	50,944	621,856	(1,212,187)	—
U.S. High Yield Bond	39,031	8,398	(16,172)	31,257	17,847	—	(10,937)	355,398
Value	257,973	117,208	(63,743)	311,438	51,031	40,849	(52,712)	3,509,903
Value Equity	233,415	165,101	(12,564)	385,952	54,134	—	12,128	4,496,344
					$5,004,130	$15,405,630	($5,236,558)	$361,272,802
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	857,900	238,691	(151,238)	945,353	—	—	$50,941	$9,595,329
Active Bond	442,461	104,584	(547,045)	—	$130,485	$5,589	10,479	—
Alpha Opportunities	2,967,730	49,429	(3,017,159)	—	138,088	—	12,597	—
Asia Pacific Total Return Bond	166,739	11,797	(39,967)	138,569	20,878	—	(825)	1,334,415
Blue Chip Growth	533,835	39,684	(121,541)	451,978	10,853	952,122	242,033	16,528,826
Bond	—	411,242	—	411,242	18,717	—	—	6,559,314
Capital Appreciation	950,527	253,119	(281,328)	922,318	17,696	1,799,180	(43,503)	16,011,432
Capital Appreciation Value	2,562,693	663,296	(327,376)	2,898,613	626,078	1,224,592	(38,108)	34,783,362
Core Bond	143,783	71,690	(42,170)	173,303	24,010	16,983	(3,783)	2,258,141
Core High Yield	63,063	938	(64,001)	—	5,466	—	(27,995)	—
Disciplined Value	449,705	674,678	(286,204)	838,179	122,108	—	235,925	16,956,352
Disciplined Value International	—	170,685	(7,951)	162,734	25,769	—	(73)	2,180,641
Emerging Markets	2,001,884	341,684	(440,094)	1,903,474	341,674	—	135,840	20,272,003
Emerging Markets Debt	270,309	67,244	(51,229)	286,324	121,276	—	(26,728)	2,765,885
Emerging Markets Equity	1,945,722	346,274	(274,116)	2,017,880	104,099	—	(165,199)	20,824,523
Equity Income	988,194	297,779	(187,894)	1,098,079	393,380	442,615	(230,063)	21,752,944
Financial Industries	824,786	105,739	(266,045)	664,480	136,370	716,963	409,703	12,691,566
Floating Rate Income	706,817	52,118	(242,363)	516,572	190,619	—	(196,689)	4,396,025
Fundamental Global Franchise	608,257	279,621	(116,514)	771,364	71,204	965,983	(39,295)	10,475,120
Fundamental Large Cap Core, Class NAV	—	285,160	(12,057)	273,103	—	—	16,348	13,548,623
Fundamental Large Cap Core, Class R6	—	309,442	(309,442)	—	94,421	364,837	565,754	—
Fundamental Large Cap Value	1,063,462	21,493	(1,084,955)	—	—	—	2,057,597	—
Global Absolute Return Strategies	1,220,107	59,974	(336,420)	943,661	—	—	(332,026)	9,719,711
Global Bond	47,897	14,882	(8,607)	54,172	17,254	2,366	(93)	670,655
Global Equity	1,213,451	81,441	(132,114)	1,162,778	241,914	—	14,985	13,918,449
Global Income	184,393	13,527	(94,840)	103,080	49,108	—	(47,535)	983,382
Global Real Estate (Deutsche)	—	401,421	—	401,421	—	—	—	3,785,405
Global Real Estate (Standard Life)	365,595	58,428	(424,023)	—	151,671	—	(109,254)	—
Global Shareholder Yield	1,061,317	68,787	(387,108)	742,996	164,841	—	(22,352)	8,462,727
Global Short Duration Credit	155,561	11,011	(39,830)	126,742	46,676	—	(41,641)	1,164,758
Health Sciences	962,039	348,091	(601,104)	709,026	—	1,178,462	(783,552)	3,261,518
High Yield	88,479	10,167	(34,819)	63,827	30,868	—	46,296	527,847

       19

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
High Yield (FKA Focused High Yield)	64,679	319,125	(88,811)	294,993	40,297	—	3,464	1,041,326
International Core	269,211	12,747	(281,958)	—	284,745	—	645,592	—
International Growth	—	480,278	(26,791)	453,487	45,293	—	11,411	11,092,304
International Growth Opportunities	446,290	5,571	(451,861)	—	40,495	—	12,302	—
International Growth Stock	564,367	869,553	(142,614)	1,291,306	233,481	—	(10,220)	17,445,548
International Small Cap	800,826	80,691	(165,989)	715,528	226,524	—	138,589	14,403,579
International Small Company	1,362,688	116,335	(254,756)	1,224,267	315,542	—	226,962	14,360,648
International Value	847,361	34,923	(232,436)	649,848	237,368	—	203,004	10,839,468
International Value Equity	680,889	1,134,077	(197,134)	1,617,832	250,623	—	(60,771)	13,589,790
Mid Cap Stock	1,134,185	275,938	(242,115)	1,168,008	—	108,989	(137,430)	25,287,379
Mid Value	942,538	409,776	(224,988)	1,127,326	141,196	1,373,307	(65,170)	17,665,199
Natural Resources	957,527	144,870	(70,896)	1,031,501	112,361	—	(365,223)	11,367,142
Real Estate Equity	320,852	114,971	(60,515)	375,308	72,322	412,078	(15,852)	3,756,833
Real Return Bond	225,612	115,718	(45,844)	295,486	54,521	—	(3,432)	3,309,444
Redwood	703,629	9,897	(713,526)	—	—	—	42,259	—
Science & Technology	1,714,410	148,404	(635,476)	1,227,338	31,290	1,390,268	655,380	16,114,947
Short Duration Credit Opportunities	415,698	41,749	(107,464)	349,983	88,006	—	(42,144)	3,401,830
Short Term Government Income	—	401,469	—	401,469	—	—	—	3,813,958
Small Cap Growth	626,434	122,523	(123,586)	625,371	—	—	(243,712)	5,622,088
Small Cap Value	233,939	162,626	(77,935)	318,630	42,557	264,856	34,890	6,582,889
Small Company Growth	243,725	89,693	(46,061)	287,357	—	301,369	(38,643)	5,626,442
Small Company Value	166,207	33,349	(44,198)	155,358	33,047	454,883	134,837	4,415,268
Spectrum Income	296,835	28,273	(60,995)	264,113	67,816	—	5,173	2,844,500
Strategic Equity Allocation	22,635,271	2,219,747	(3,917,534)	20,937,484	5,009,674	20,798,997	2,266,753	282,865,410
Strategic Growth	985,580	192,061	(283,070)	894,571	96,679	538,885	173,009	16,003,874
Strategic Income Opportunities	445,686	96,744	(68,123)	474,307	98,311	—	(9,666)	5,089,312
Total Return	261,675	156,550	(45,767)	372,458	77,556	—	(7,281)	5,057,985
U.S. Growth (FKA U.S. Equity)	1,150,284	175,910	(1,326,194)	—	120,378	1,469,402	(1,375,734)	—
U.S. High Yield Bond	91,832	9,893	(34,937)	66,788	40,319	—	(29,094)	759,383
Value	606,881	222,349	(162,339)	666,891	114,507	91,660	(44,921)	7,515,864
Value Equity	549,173	303,467	(20,819)	831,821	123,942	—	3,581	9,690,718
					$11,294,373	$34,874,386	$3,797,697	$774,992,081
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	911,902	265,108	(150,296)	1,026,714	—	—	$44,731	$10,421,148
Active Bond	469,870	113,707	(583,577)	—	$139,224	$5,918	8,618	—
Alpha Opportunities	3,154,919	60,874	(3,215,793)	—	145,244	—	(29,686)	—
Asia Pacific Total Return Bond	177,252	15,443	(43,888)	148,807	22,033	—	297	1,433,008
Blue Chip Growth	567,467	48,722	(125,711)	490,478	11,585	1,016,391	181,753	17,936,785
Bond	—	557,656	—	557,656	21,935	—	—	8,894,606
Capital Appreciation	1,015,383	275,594	(288,074)	1,002,903	18,963	1,927,944	(86,361)	17,410,391
Capital Appreciation Value	2,714,778	708,917	(294,698)	3,128,997	664,447	1,299,641	(60,433)	37,547,962
Core Bond	152,911	129,005	(47,446)	234,470	25,614	17,979	(5,040)	3,055,150
Core High Yield	67,127	1,219	(68,346)	—	5,832	—	(37,233)	—
Disciplined Value	478,059	722,844	(303,359)	897,544	128,941	—	243,191	18,157,315
Disciplined Value International	—	184,577	(7,735)	176,842	27,594	—	(61)	2,369,684
Emerging Markets	2,137,248	299,111	(408,278)	2,028,081	365,036	—	74,550	21,599,060

       20

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Emerging Markets Debt	287,352	73,110	(54,918)	305,544	129,707	—	(28,794)	2,951,552
Emerging Markets Equity	2,070,135	310,605	(227,813)	2,152,927	111,005	—	(208,964)	22,218,202
Equity Income	1,050,499	326,805	(202,036)	1,175,268	421,647	473,267	(252,269)	23,282,052
Financial Industries	876,788	124,372	(288,229)	712,931	144,715	760,838	449,722	13,616,975
Floating Rate Income	750,827	67,392	(257,189)	561,030	203,985	—	(208,837)	4,774,368
Fundamental Global Franchise	647,067	310,288	(122,913)	834,442	75,910	1,029,828	(45,950)	11,331,716
Fundamental Large Cap Core, Class NAV	—	308,474	(11,381)	297,093	—	—	13,043	14,738,790
Fundamental Large Cap Core, Class R6	—	331,541	(331,541)	—	100,394	387,916	615,108	—
Fundamental Large Cap Value	1,130,449	26,786	(1,157,235)	—	—	—	2,125,124	—
Global Absolute Return Strategies	1,296,950	92,469	(370,730)	1,018,689	—	—	(378,457)	10,492,493
Global Bond	51,096	16,431	(9,477)	58,050	18,168	2,492	(896)	718,662
Global Equity	1,289,958	101,591	(130,808)	1,260,741	258,532	—	4,435	15,091,073
Global Income	196,108	18,676	(104,535)	110,249	52,559	—	(57,690)	1,051,778
Global Real Estate (Deutsche)	—	436,221	—	436,221	—	—	—	4,113,567
Global Real Estate (Standard Life)	388,646	73,646	(462,292)	—	163,294	—	(112,253)	—
Global Shareholder Yield	1,135,541	78,269	(410,338)	803,472	178,621	—	(80,570)	9,151,541
Global Short Duration Credit	165,462	15,326	(44,285)	136,503	49,958	—	(46,068)	1,254,459
Health Sciences	1,026,452	388,138	(654,198)	760,392	—	1,290,041	(893,558)	3,497,805
High Yield	94,057	11,389	(37,223)	68,223	32,991	—	38,366	564,207
High Yield (FKA Focused High Yield)	68,757	340,043	(93,093)	315,707	43,123	—	3,523	1,114,445
International Core	286,699	14,217	(300,916)	—	304,078	—	615,270	—
International Growth	—	523,744	(33,293)	490,451	48,967	—	16,926	11,996,428
International Growth Opportunities	474,429	3,805	(478,234)	—	42,717	—	5,901	—
International Growth Stock	602,772	968,102	(168,478)	1,402,396	249,502	—	(5,566)	18,946,370
International Small Cap	851,645	100,024	(178,170)	773,499	242,848	—	116,491	15,570,528
International Small Company	1,459,728	143,577	(275,894)	1,327,411	338,677	—	181,388	15,570,528
International Value	904,542	34,019	(244,633)	693,928	245,581	—	144,695	11,574,715
International Value Equity	723,819	1,267,935	(234,614)	1,757,140	267,495	—	(87,909)	14,759,977
Mid Cap Stock	1,208,971	301,701	(244,844)	1,265,828	—	116,925	(143,516)	27,405,168
Mid Value	1,001,964	452,500	(230,265)	1,224,199	150,511	1,463,906	(54,687)	19,183,198
Natural Resources	961,467	218,780	(59,324)	1,120,923	118,961	—	(288,897)	12,352,576
Real Estate Equity	341,150	135,770	(69,076)	407,844	77,098	439,292	(20,183)	4,082,518
Real Return Bond	239,911	130,283	(49,800)	320,394	57,851	—	(3,484)	3,588,411
Redwood	747,992	20,362	(768,354)	—	—	—	22,756	—
Science & Technology	1,823,362	150,701	(641,295)	1,332,768	33,529	1,489,761	646,660	17,499,241
Short Duration Credit Opportunities	441,907	50,252	(116,639)	375,520	94,173	—	(46,215)	3,650,057
Short Term Government Income	—	862,889	—	862,889	—	—	—	8,197,444
Small Cap Growth	665,403	122,620	(117,345)	670,678	—	—	(224,737)	6,029,393
Small Cap Value	248,107	182,108	(83,963)	346,252	45,305	281,960	35,746	7,153,570
Small Company Growth	259,092	94,451	(44,579)	308,964	—	325,903	(40,953)	6,049,513
Small Company Value	176,716	39,384	(48,636)	167,464	35,183	484,278	99,210	4,759,318
Spectrum Income	315,628	33,436	(66,104)	282,960	72,544	—	2,891	3,047,474
Strategic Equity Allocation	24,061,833	2,509,187	(4,743,708)	21,827,312	5,326,044	22,112,493	2,854,458	294,886,983

       21

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Strategic Growth	1,050,592	210,209	(287,610)	973,191	102,755	572,754	76,043	17,410,391
Strategic Income Opportunities	473,865	109,665	(73,744)	509,786	105,221	—	(10,794)	5,470,002
Total Return	278,173	276,263	(49,163)	505,273	82,593	—	(7,516)	6,861,608
U.S. Growth (FKA U.S. Equity)	1,222,174	189,349	(1,411,523)	—	128,393	1,567,241	(1,517,850)	—
U.S. High Yield Bond	97,622	11,171	(37,284)	71,509	43,074	—	(33,867)	813,060
Value	645,222	244,666	(161,907)	727,981	121,890	97,570	(45,327)	8,204,346
Value Equity	583,797	334,269	(27,871)	890,195	132,577	—	3,893	10,370,778
					$12,028,624	$37,164,338	$3,560,168	$834,222,389
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,202,354	463,153	(171,686)	1,493,821	—	—	$25,171	$15,162,288
Active Bond	1,066,482	570,482	(1,636,964)	—	$368,437	$16,764	78,996	—
Alpha Opportunities	3,929,497	92,674	(4,022,171)	—	197,246	—	125,408	—
Asia Pacific Total Return Bond	315,051	166,536	(66,164)	415,423	62,958	—	(5,630)	4,000,520
Blue Chip Growth	689,206	55,737	(158,842)	586,101	13,812	1,211,709	381,143	21,433,721
Bond	—	1,208,306	—	1,208,306	55,531	—	—	19,272,475
Capital Appreciation	1,227,616	333,510	(362,518)	1,198,608	22,644	2,302,213	(55,359)	20,807,834
Capital Appreciation Value	3,451,904	934,111	(514,546)	3,871,469	818,005	1,599,996	(49,357)	46,457,631
Core Bond	350,021	282,598	(130,612)	502,007	65,990	51,050	(9,785)	6,541,153
Core High Yield	133,121	2,097	(135,218)	—	11,618	—	(114,258)	—
Disciplined Value	581,363	792,998	(298,107)	1,076,254	179,761	—	255,801	21,772,626
Disciplined Value International	—	162,971	(8,629)	154,342	26,881	—	1,027	2,068,188
Emerging Markets	2,537,855	347,911	(595,048)	2,290,718	428,001	—	182,162	24,396,150
Emerging Markets Debt	510,621	475,807	(134,309)	852,119	326,872	—	(76,818)	8,231,466
Emerging Markets Equity	2,471,666	334,772	(375,319)	2,431,119	129,907	—	(398,495)	25,089,147
Equity Income	1,276,164	392,075	(259,590)	1,408,649	505,683	564,955	(211,976)	27,905,343
Financial Industries	1,061,260	157,645	(357,648)	861,257	174,682	918,393	671,572	16,450,002
Floating Rate Income	1,118,720	650,767	(206,083)	1,563,404	470,375	—	(167,798)	13,304,565
Fundamental Global Franchise	759,687	428,517	(158,309)	1,029,895	95,085	1,289,962	(76,992)	13,985,978
Fundamental Large Cap Core, Class NAV	—	366,483	(13,037)	353,446	—	—	15,248	17,534,456
Fundamental Large Cap Core, Class R6	—	405,576	(405,576)	—	118,954	459,630	760,575	—
Fundamental Large Cap Value	1,374,824	37,857	(1,412,681)	—	—	—	2,578,698	—
Global Absolute Return Strategies	1,709,934	271,565	(481,641)	1,499,858	—	—	(500,873)	15,448,533
Global Bond	94,920	93,056	(25,249)	162,727	52,356	7,180	(8,653)	2,014,561
Global Equity	1,579,387	126,587	(149,269)	1,556,705	322,018	—	24,468	18,633,753
Global Income	425,474	193,809	(301,679)	317,604	130,332	—	(127,741)	3,029,944
Global Real Estate (Deutsche)	—	537,101	—	537,101	—	—	—	5,064,867
Global Real Estate (Standard Life)	474,844	80,832	(555,676)	—	195,162	—	(140,283)	—
Global Shareholder Yield	1,366,428	90,394	(466,119)	990,703	213,301	—	(19,472)	11,284,105
Global Short Duration Credit	361,586	94,926	(76,241)	380,271	121,376	—	(79,848)	3,494,691
Health Sciences	1,226,249	458,844	(836,002)	849,091	—	1,528,403	(1,128,749)	3,905,818
High Yield	197,115	120,953	(121,370)	196,698	75,927	—	12,621	1,626,695
High Yield (FKA Focused High Yield)	97,169	1,184,307	(373,052)	908,424	109,829	—	8,224	3,206,736
International Core	339,172	17,107	(356,279)	—	363,868	—	828,349	—
International Growth	—	617,289	(45,836)	571,453	57,485	—	14,657	13,977,745

       22

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
International Growth Opportunities	562,941	10,342	(573,283)	—	52,638	—	19,651	—
International Growth Stock	711,583	1,142,604	(223,812)	1,630,375	299,734	—	(17,350)	22,026,362
International Small Cap	1,009,360	109,875	(210,567)	908,668	292,613	—	156,701	18,291,488
International Small Company	1,721,349	168,028	(330,000)	1,559,377	408,106	—	256,460	18,291,488
International Value	1,068,086	40,811	(241,796)	867,101	333,860	—	263,350	14,463,237
International Value Equity	862,819	1,518,544	(329,176)	2,052,187	323,169	—	(55,722)	17,238,367
Mid Cap Stock	1,449,961	316,505	(272,635)	1,493,831	—	139,115	(133,464)	32,341,440
Mid Value	1,207,245	544,470	(307,007)	1,444,708	176,084	1,712,635	(20,446)	22,638,582
Natural Resources	1,235,210	195,792	(128,680)	1,302,322	138,449	—	(631,709)	14,351,585
Real Estate Equity	416,614	184,054	(91,846)	508,822	96,399	549,266	(27,122)	5,093,312
Real Return Bond	1,039,859	333,995	(478,101)	895,753	200,149	—	44,422	10,032,436
Redwood	879,459	19,748	(899,207)	—	—	—	58,892	—
Science & Technology	2,151,973	208,032	(800,587)	1,559,418	39,216	1,742,425	794,223	20,475,164
Short Duration Credit Opportunities	1,043,434	356,578	(355,726)	1,044,286	245,613	—	(165,795)	10,150,461
Short Term Government Income	—	1,097,015	—	1,097,015	—	—	—	10,421,641
Small Cap Growth	783,803	154,839	(186,697)	751,945	—	—	(360,654)	6,759,984
Small Cap Value	293,858	198,172	(106,178)	385,852	51,655	321,478	47,875	7,971,704
Small Company Growth	306,311	114,496	(75,572)	345,235	—	369,288	(53,463)	6,759,707
Small Company Value	208,903	44,739	(66,887)	186,755	39,727	546,820	234,357	5,307,565
Spectrum Income	741,490	257,567	(211,296)	787,761	188,968	—	(4,694)	8,484,185
Strategic Equity Allocation	29,075,813	3,095,071	(6,432,079)	25,738,805	6,297,777	26,146,897	7,671,648	347,731,259
Strategic Growth	1,269,080	255,545	(361,526)	1,163,099	122,098	680,570	270,369	20,807,834
Strategic Income Opportunities	1,113,979	510,722	(207,133)	1,417,568	275,724	1,864,099	(38,434)	15,210,500
Total Return	637,016	597,690	(146,902)	1,087,804	213,936	—	(31,946)	14,772,373
U.S. Growth (FKA U.S. Equity)	1,449,462	223,840	(1,673,302)	—	152,713	—	(1,635,909)	—
U.S. High Yield Bond	208,605	121,632	(124,360)	205,877	101,502	—	(77,855)	2,340,818
Value	777,349	304,073	(220,571)	860,851	142,966	114,440	(46,696)	9,701,792
Value Equity	710,024	383,118	(26,349)	1,066,793	161,662	—	6,106	12,428,142
					$16,068,854	$44,137,288	$9,314,828	$1,060,192,417
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	1,973,499	809,717	(496,427)	2,286,789	—	—	$36,140	$23,210,911
Active Bond	2,046,266	1,229,653	(3,275,919)	—	$744,740	$34,102	76,491	—
Alpha Opportunities	4,814,815	93,247	(4,908,062)	—	214,988	—	(705,627)	—
Asia Pacific Total Return Bond	775,118	194,672	(110,770)	859,020	127,139	—	(58,235)	8,272,366
Blue Chip Growth	804,752	56,628	(211,476)	649,904	15,110	1,325,656	1,207,136	23,766,995
Bond	—	2,228,528	—	2,228,528	111,846	—	—	35,545,017
Capital Appreciation	1,436,814	363,587	(471,354)	1,329,047	24,782	2,519,613	117,077	23,072,252
Capital Appreciation Value	3,912,689	1,313,288	(570,416)	4,655,561	981,019	1,918,847	(48,926)	55,866,735
Core Bond	653,313	390,474	(111,874)	931,913	130,588	103,783	(13,675)	12,142,821
Core High Yield	417,691	6,771	(424,462)	—	36,468	—	(411,472)	—
Disciplined Value	679,907	1,040,827	(532,917)	1,187,817	166,151	—	660,819	24,029,529
Disciplined Value International	—	220,192	(9,185)	211,007	35,154	—	(15)	2,827,492
Emerging Markets	2,414,160	273,752	(533,597)	2,154,315	392,082	—	323,994	22,943,459
Emerging Markets Debt	1,258,114	747,616	(234,948)	1,770,782	698,401	—	(140,879)	17,105,756
Emerging Markets Equity	2,367,043	269,885	(349,889)	2,287,039	120,922	—	(380,731)	23,602,237
Equity Income	1,490,660	377,905	(314,609)	1,553,956	565,606	618,632	(128,351)	30,783,869

       23

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Financial Industries	1,162,907	154,552	(372,321)	945,138	192,166	1,010,311	730,526	18,052,129
Floating Rate Income	2,860,201	749,868	(388,628)	3,221,441	1,024,663	—	(328,558)	27,414,459
Fundamental Global Franchise	668,930	778,433	(194,726)	1,252,637	113,718	1,542,737	16,136	17,010,809
Fundamental Large Cap Core, Class NAV	—	429,399	(16,430)	412,969	—	—	23,017	20,487,376
Fundamental Large Cap Core, Class R6	—	475,905	(475,905)	—	138,137	533,753	901,063	—
Fundamental Large Cap Value	1,607,879	41,978	(1,649,857)	—	—	—	2,956,569	—
Global Absolute Return Strategies	2,806,751	656,626	(1,053,661)	2,409,716	—	—	(1,135,190)	24,820,072
Global Bond	247,412	131,719	(41,846)	337,285	104,728	14,363	(6,159)	4,175,593
Global Equity	2,139,898	86,639	(341,364)	1,885,173	415,012	—	81,803	22,565,518
Global Income	1,066,476	93,771	(514,590)	645,657	293,183	—	(380,352)	6,159,563
Global Real Estate (Deutsche)	—	623,716	—	623,716	—	—	—	5,881,641
Global Real Estate (Standard Life)	556,992	92,836	(649,828)	—	229,051	—	(159,945)	—
Global Shareholder Yield	1,430,404	285,044	(577,885)	1,137,563	237,089	—	355,270	12,956,837
Global Short Duration Credit	916,172	116,435	(245,108)	787,499	277,329	—	(256,397)	7,237,116
Health Sciences	1,378,454	499,699	(1,171,406)	706,747	—	1,725,868	(1,609,699)	3,251,038
High Yield	554,140	65,063	(219,081)	400,122	186,379	—	21,816	3,309,009
High Yield (FKA Focused High Yield)	203,975	1,871,019	(228,723)	1,846,271	236,726	—	12,895	6,517,336
International Core	323,119	14,610	(337,729)	—	347,659	—	1,123,940	—
International Growth	—	675,516	(56,167)	619,349	67,615	—	(218)	15,149,265
International Growth Opportunities	535,978	9,341	(545,319)	—	49,096	—	(39,521)	—
International Growth Stock	691,959	1,322,851	(212,602)	1,802,208	318,153	—	(33,737)	24,347,835
International Small Cap	1,011,283	158,952	(204,005)	966,230	306,029	—	182,617	19,450,218
International Small Company	1,723,660	229,991	(295,491)	1,658,160	427,148	—	208,547	19,450,218
International Value	1,014,902	31,681	(211,609)	834,974	320,748	—	360,410	13,927,369
International Value Equity	841,232	1,762,931	(325,844)	2,278,319	352,214	—	(2,872)	19,137,882
Mid Cap Stock	1,540,909	352,902	(272,136)	1,621,675	—	153,992	(56,309)	35,109,270
Mid Value	1,281,721	522,923	(236,282)	1,568,362	190,073	1,848,689	2,130	24,576,229
Natural Resources	1,369,008	194,368	(218,018)	1,345,358	144,423	—	(1,096,843)	14,825,846
Real Estate Equity	487,499	202,841	(96,081)	594,259	115,784	659,723	(41,985)	5,948,535
Real Return Bond	2,049,301	409,227	(615,301)	1,843,227	399,469	—	(13,609)	20,644,145
Redwood	897,616	10,503	(908,119)	—	—	—	168,134	—
Science & Technology	2,400,843	200,561	(927,223)	1,674,181	41,037	1,823,358	930,621	21,981,999
Short Duration Credit Opportunities	2,459,963	468,384	(760,909)	2,167,438	530,591	—	(394,713)	21,067,494
Short Term Government Income	—	1,308,149	—	1,308,149	—	—	—	12,427,419
Small Cap Growth	715,915	146,882	(162,156)	700,641	—	—	(315,219)	6,298,761
Small Cap Value	266,710	162,294	(76,769)	352,235	47,713	296,946	36,681	7,277,173
Small Company Growth	278,232	102,150	(57,780)	322,602	—	341,947	(38,592)	6,316,541
Small Company Value	189,774	36,632	(53,628)	172,778	36,801	506,544	213,528	4,910,345
Spectrum Income	1,737,313	329,623	(432,020)	1,634,916	407,283	—	(31,056)	17,608,046
Strategic Equity Allocation	31,633,134	3,123,336	(7,081,329)	27,675,141	6,803,684	28,247,306	14,514,663	373,891,160
Strategic Growth	1,483,295	275,558	(469,180)	1,289,673	133,699	745,234	354,349	23,072,252
Strategic Income Opportunities	2,614,300	695,291	(362,419)	2,947,172	591,601	—	(81,277)	31,623,157
Total Return	1,253,860	982,087	(230,070)	2,005,877	430,372	—	(61,233)	27,239,807

       24

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
U.S. Growth (FKA U.S. Equity)	1,658,416	250,038	(1,908,454)	—	173,869	2,122,343	(1,450,287)	—
U.S. High Yield Bond	494,881	59,271	(135,602)	418,550	228,895	—	(144,106)	4,758,919
Value	825,291	277,711	(168,393)	934,609	154,957	124,039	(31,183)	10,533,041
Value Equity	830,435	383,500	(35,030)	1,178,905	179,572	—	10,103	13,734,247
					$20,611,662	$48,217,786	$16,029,504	$1,278,315,108
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	2,282,077	676,272	(332,926)	2,625,423	—	—	$59,420	$26,648,039
Active Bond	4,592,492	1,644,938	(6,237,430)	—	$1,495,455	$67,166	(77,195)	—
Alpha Opportunities	3,062,187	42,670	(3,104,857)	—	129,257	—	2,918,285	—
Asia Pacific Total Return Bond	1,243,362	155,878	(179,500)	1,219,740	185,799	—	(94,672)	11,746,096
Blue Chip Growth	718,811	48,802	(177,409)	590,204	14,091	1,236,194	1,298,776	21,583,765
Bond	—	3,789,263	—	3,789,263	206,635	—	—	60,438,740
Capital Appreciation	1,281,559	409,139	(484,035)	1,206,663	23,107	2,349,332	101,789	20,947,666
Capital Appreciation Value	5,087,551	940,720	(1,066,952)	4,961,319	1,120,121	2,190,927	(170,141)	59,535,830
Core Bond	1,175,941	556,769	(168,774)	1,563,936	246,270	204,494	(20,833)	20,378,083
Core High Yield	573,055	7,180	(580,235)	—	50,201	—	(554,335)	—
Disciplined Value	610,996	1,332,480	(849,115)	1,094,361	107,917	—	2,289,465	22,138,915
Disciplined Value International	—	218,696	(13,750)	204,946	29,159	—	409	2,746,278
Emerging Markets	1,940,112	229,469	(528,233)	1,641,348	299,054	—	842,066	17,480,359
Emerging Markets Debt	1,795,350	557,046	(276,634)	2,075,762	859,806	—	(179,830)	20,051,865
Emerging Markets Equity	1,932,261	229,517	(427,459)	1,734,319	92,231	—	(444,485)	17,898,168
Equity Income	1,320,702	431,108	(323,775)	1,428,035	517,329	576,831	(31,128)	28,289,383
Financial Industries	1,123,245	155,069	(357,324)	920,990	185,827	976,989	721,781	17,590,903
Floating Rate Income	5,370,781	826,191	(713,597)	5,483,375	1,807,311	—	(607,158)	46,663,525
Fundamental Global Franchise	810,232	765,620	(260,597)	1,315,255	122,996	1,668,619	10,511	17,861,158
Fundamental Large Cap Core, Class NAV	—	374,824	(14,271)	360,553	—	—	20,603	17,887,038
Fundamental Large Cap Core, Class R6	—	426,084	(426,084)	—	122,566	473,588	807,799	—
Fundamental Large Cap Value	1,445,032	26,148	(1,471,180)	—	—	—	2,934,332	—
Global Absolute Return Strategies	3,240,196	191,325	(820,688)	2,610,833	—	—	(938,811)	26,891,583
Global Bond	725,115	337,697	(106,284)	956,528	306,324	42,010	(19,181)	11,841,813
Global Equity	2,141,737	244,685	(401,882)	1,984,540	440,039	—	93,617	23,754,945
Global Income	1,911,743	125,253	(1,035,923)	1,001,073	486,882	—	(739,985)	9,550,240
Global Real Estate (Deutsche)	—	692,589	—	692,589	—	—	—	6,531,112
Global Real Estate (Standard Life)	712,788	109,040	(821,828)	—	289,253	—	(195,645)	—
Global Shareholder Yield	1,707,628	52,070	(795,110)	964,588	240,271	—	764,950	10,986,662
Global Short Duration Credit	1,524,343	107,587	(404,886)	1,227,044	449,214	—	(433,161)	11,276,534
Health Sciences	1,300,532	441,763	(1,742,295)	—	—	1,614,379	(1,487,769)	—
High Yield	772,998	61,419	(215,444)	618,973	280,106	—	(53,729)	5,118,905
High Yield (FKA Focused High Yield)	352,113	3,051,263	(543,207)	2,860,169	373,139	—	24,992	10,096,398
International Core	287,002	13,109	(300,111)	—	310,519	—	1,088,280	—
International Growth	—	582,358	(52,264)	530,094	52,954	—	(2,693)	12,966,093
International Growth Opportunities	475,782	7,786	(483,568)	—	44,606	—	(53,294)	—
International Growth Stock	622,157	1,135,456	(232,111)	1,525,502	258,446	—	(30,844)	20,609,530
International Small Cap	870,732	133,683	(206,848)	797,567	259,696	—	228,735	16,055,019

       25

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
International Small Company	1,490,405	202,521	(324,328)	1,368,598	362,477	—	312,154	16,053,657
International Value	902,813	25,578	(311,382)	617,009	218,359	—	759,811	10,291,708
International Value Equity	761,179	1,462,095	(307,674)	1,915,600	291,775	—	46,525	16,091,041
Mid Cap Stock	1,372,793	301,589	(267,995)	1,406,387	—	146,789	189,555	30,448,282
Mid Value	1,140,974	542,004	(322,795)	1,360,183	171,789	1,670,855	23,935	21,314,070
Natural Resources	1,412,381	141,703	(341,760)	1,212,324	127,126	—	(1,748,855)	13,359,810
Real Estate Equity	521,631	240,389	(112,731)	649,289	124,246	707,939	(37,294)	6,499,384
Real Return Bond	2,953,768	438,924	(770,407)	2,622,285	578,460	—	(96,381)	29,369,591
Redwood	1,031,690	15,560	(1,047,250)	—	—	—	204,470	—
Science & Technology	2,190,531	196,154	(795,430)	1,591,255	40,325	1,791,738	875,644	20,893,182
Short Duration Credit Opportunities	4,304,752	569,637	(1,153,170)	3,721,219	928,193	—	(701,892)	36,170,245
Short Term Government Income	—	696,241	—	696,241	—	—	—	6,614,287
Small Cap Growth	602,112	204,327	(176,262)	630,177	—	—	(328,716)	5,665,288
Small Cap Value	225,017	176,649	(74,318)	327,348	43,290	269,416	41,190	6,763,018
Small Company Growth	234,759	115,558	(60,011)	290,306	—	312,149	(36,074)	5,684,193
Small Company Value	160,117	44,492	(46,211)	158,398	33,592	462,374	134,505	4,501,684
Spectrum Income	2,997,329	379,120	(574,922)	2,801,527	709,971	—	(118,559)	30,172,441
Strategic Equity Allocation	29,586,391	2,857,227	(6,652,426)	25,791,192	6,283,538	26,087,787	14,081,674	348,439,001
Strategic Growth	1,327,643	316,282	(473,010)	1,170,915	124,663	694,869	608,305	20,947,666
Strategic Income Opportunities	4,534,783	1,079,502	(557,477)	5,056,808	1,033,658	—	(151,679)	54,259,555
Total Return	2,672,168	1,109,387	(405,189)	3,376,366	869,385	—	(128,143)	45,851,044
U.S. Growth (FKA U.S. Equity)	2,143,430	323,314	(2,466,744)	—	224,984	2,746,276	(1,934,408)	—
U.S. High Yield Bond	756,851	58,647	(167,009)	648,489	361,296	—	(155,998)	7,373,325
Value	734,668	284,364	(208,543)	810,489	138,820	111,122	(15,360)	9,134,212
Value Equity	746,193	471,455	(136,245)	1,081,403	150,518	—	75,225	12,598,347
					$24,223,046	$46,401,843	$19,970,555	$1,354,059,676
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	1,837,957	326,919	(240,945)	1,923,931	—	—	$41,281	$19,527,901
Active Bond	5,738,265	1,066,240	(6,804,505)	—	$1,704,571	$74,299	(88,101)	—
Alpha Opportunities	1,012,560	4,483	(1,017,043)	—	49,490	—	2,273,575	—
Asia Pacific Total Return Bond	1,229,424	159,834	(151,699)	1,237,559	190,610	—	(82,795)	11,917,692
Blue Chip Growth	419,314	46,896	(115,727)	350,483	8,637	757,731	922,162	12,817,165
Bond	—	4,029,815	(8,641)	4,021,174	224,522	—	—	64,137,733
Capital Appreciation	748,042	284,269	(315,586)	716,725	14,160	1,439,684	46,609	12,442,341
Capital Appreciation Value	3,882,449	421,987	(610,791)	3,693,645	793,714	1,552,483	117,081	44,323,743
Core Bond	1,345,627	1,164,079	(227,348)	2,282,358	341,875	315,435	(30,222)	29,739,127
Core High Yield	607,536	6,228	(613,764)	—	53,269	—	(639,437)	—
Disciplined Value	360,614	650,376	(357,584)	653,406	100,730	—	562,709	13,218,400
Disciplined Value International	—	48,083	(152)	47,931	—	—	12	642,277
Emerging Markets	1,039,159	108,586	(369,649)	778,096	144,024	—	1,207,658	8,286,724
Emerging Markets Debt	1,576,011	425,521	(234,990)	1,766,542	744,035	—	(136,251)	17,064,794
Emerging Markets Equity	1,041,029	101,675	(320,534)	822,170	43,423	—	(348,613)	8,484,790
Equity Income	760,162	292,758	(196,451)	856,469	309,496	353,082	135,712	16,966,643
Financial Industries	753,834	83,519	(314,571)	522,782	109,399	575,166	732,997	9,985,130
Floating Rate Income	5,817,527	605,829	(843,992)	5,579,364	1,899,134	—	(717,448)	47,480,384
Fundamental Global Franchise	583,485	635,744	(240,022)	979,207	94,361	1,280,139	(12,909)	13,297,631

       26

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Fundamental Large Cap Core, Class NAV	—	215,242	(10,939)	204,303	—	—	17,530	10,135,495
Fundamental Large Cap Core, Class R6	—	252,601	(252,601)	—	71,570	276,541	479,266	—
Fundamental Large Cap Value	852,833	386	(853,219)	—	—	—	1,999,518	—
Global Absolute Return Strategies	2,613,860	128,237	(668,252)	2,073,845	—	—	(742,710)	21,360,605
Global Bond	1,004,517	373,749	(171,627)	1,206,639	394,957	54,166	(26,994)	14,938,190
Global Equity	1,551,757	270,744	(338,115)	1,484,386	338,688	—	99,059	17,768,097
Global Income	1,857,952	141,791	(1,017,789)	981,954	481,289	—	(725,535)	9,367,846
Global Real Estate (Deutsche)	—	473,137	—	473,137	—	—	—	4,461,679
Global Real Estate (Standard Life)	672,260	102,063	(774,323)	—	269,514	—	(173,198)	—
Global Shareholder Yield	1,185,270	86,088	(473,535)	797,823	185,299	—	449,218	9,087,205
Global Short Duration Credit	1,594,450	60,580	(446,979)	1,208,051	459,391	—	(479,243)	11,101,993
Health Sciences	821,364	263,034	(1,084,398)	—	—	1,009,213	(932,947)	—
High Yield	806,029	101,152	(297,619)	609,562	286,554	—	116,626	5,041,081
High Yield (FKA Focused High Yield)	368,775	3,221,617	(781,056)	2,809,336	375,185	—	33,323	9,916,957
International Core	190,101	8,291	(198,392)	—	205,709	—	782,641	—
International Growth	—	335,937	(48,768)	287,169	24,213	—	14,480	7,024,148
International Growth Opportunities	315,235	3,234	(318,469)	—	29,395	—	(59,379)	—
International Growth Stock	413,730	523,276	(165,963)	771,043	134,926	—	2,838	10,416,795
International Small Cap	507,426	52,173	(128,257)	431,342	144,945	—	164,141	8,682,923
International Small Company	862,271	92,406	(214,445)	740,232	202,154	—	294,925	8,682,923
International Value	598,667	69,332	(169,511)	498,488	184,107	—	351,677	8,314,779
International Value Equity	507,333	718,718	(226,834)	999,217	157,078	—	50,301	8,393,425
Mid Cap Stock	809,353	193,146	(186,259)	816,240	—	88,742	259,026	17,671,598
Mid Value	669,311	341,972	(221,862)	789,421	101,913	991,227	56,576	12,370,220
Natural Resources	1,151,189	74,483	(539,636)	686,036	74,789	—	(2,927,834)	7,560,112
Real Estate Equity	394,057	194,401	(107,420)	481,038	94,228	536,900	(26,286)	4,815,194
Real Return Bond	2,813,522	335,724	(600,358)	2,548,888	557,696	—	(100,612)	28,547,547
Redwood	757,215	8,129	(765,344)	—	—	—	188,851	—
Science & Technology	1,530,679	117,217	(714,736)	933,160	24,240	1,077,038	831,278	12,252,389
Short Duration Credit Opportunities	4,705,486	414,000	(1,353,403)	3,766,083	970,820	—	(846,738)	36,606,325
Short Term Government Income	—	519,239	—	519,239	—	—	—	4,932,768
Small Cap Growth	382,858	119,782	(128,077)	374,563	—	—	28,837	3,367,325
Small Cap Value	142,649	97,842	(51,337)	189,154	26,182	162,945	29,811	3,907,927
Small Company Growth	149,209	64,345	(41,576)	171,978	—	189,620	(68,868)	3,367,325
Small Company Value	101,798	21,424	(30,458)	92,764	20,331	279,847	218,114	2,636,351
Spectrum Income	3,243,405	295,634	(697,751)	2,841,288	739,994	—	(116,641)	30,600,671
Strategic Equity Allocation	18,813,199	1,798,095	(5,065,285)	15,546,009	3,957,193	16,429,340	11,692,516	210,026,586
Strategic Growth	773,380	224,781	(302,670)	695,491	76,292	425,253	397,130	12,442,341
Strategic Income Opportunities	4,952,817	686,699	(533,762)	5,105,754	1,076,885	—	(147,884)	54,784,736
Total Return	3,310,250	919,610	(467,143)	3,762,717	1,034,377	—	(141,327)	51,097,699
U.S. Growth (FKA U.S. Equity)	1,572,083	237,306	(1,809,389)	—	165,133	2,015,705	(1,345,323)	—
U.S. High Yield Bond	829,646	93,715	(286,632)	636,729	374,517	—	(239,803)	7,239,603
Value	431,074	183,266	(143,943)	470,397	82,514	66,051	15,660	5,301,378

       27

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Value Equity	440,435	373,701	(166,824)	647,312	79,856	—	97,696	7,541,182
					$20,227,384	$29,950,607	$13,553,736	$1,012,095,893
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	883,079	211,962	(133,880)	961,161	—	—	$26,734	$9,755,789
Active Bond	3,972,099	416,973	(4,389,072)	—	$999,648	$40,608	(44,092)	—
Alpha Opportunities	125,141	1,516	(126,657)	—	4,390	—	413,150	—
Asia Pacific Total Return Bond	745,121	122,304	(129,006)	738,419	117,022	—	(72,808)	7,110,974
Blue Chip Growth	148,859	16,180	(51,436)	113,603	2,916	255,834	741,054	4,154,476
Bond	—	2,075,102	(16,560)	2,058,542	118,359	—	416	32,833,746
Capital Appreciation	266,061	131,688	(165,378)	232,371	4,783	486,293	317,752	4,033,966
Capital Appreciation Value	2,000,880	93,170	(515,981)	1,578,069	349,862	684,320	480,094	18,936,825
Core Bond	884,502	1,366,423	(258,441)	1,992,484	291,815	297,751	(44,411)	25,962,071
Core High Yield	301,293	2,708	(304,001)	—	26,446	—	(327,524)	—
Disciplined Value	126,073	256,481	(170,766)	211,788	41,042	—	201,801	4,284,476
Disciplined Value International	—	13,366	(2,064)	11,302	—	—	174	151,442
Emerging Markets	379,581	63,779	(194,128)	249,232	44,070	—	678,081	2,654,322
Emerging Markets Debt	838,414	239,711	(159,452)	918,673	394,810	—	(85,282)	8,874,379
Emerging Markets Equity	371,435	48,086	(161,449)	258,072	13,591	—	(178,942)	2,663,302
Equity Income	273,574	132,322	(128,213)	277,683	106,101	119,405	123,927	5,500,903
Financial Industries	172,971	16,279	(100,610)	88,640	18,988	99,830	136,211	1,693,017
Floating Rate Income	3,329,838	316,953	(850,919)	2,795,872	1,005,696	—	(665,106)	23,792,873
Fundamental Global Franchise	232,269	329,688	(143,605)	418,352	41,324	560,612	(10,914)	5,681,225
Fundamental Large Cap Core, Class NAV	—	73,182	(7,217)	65,965	—	—	13,751	3,272,537
Fundamental Large Cap Core, Class R6	—	89,018	(89,018)	—	24,186	93,452	167,981	—
Fundamental Large Cap Value	298,138	2,984	(301,122)	—	—	—	756,198	—
Global Absolute Return Strategies	1,255,852	94,126	(404,634)	945,344	—	—	(336,036)	9,737,040
Global Bond	655,617	208,191	(145,437)	718,371	241,860	33,170	(10,626)	8,893,433
Global Equity	669,822	172,336	(208,231)	633,927	147,815	—	58,990	7,588,110
Global Income	917,346	77,690	(514,851)	480,185	239,636	—	(359,709)	4,580,969
Global Real Estate (Deutsche)	—	218,624	—	218,624	—	—	—	2,061,626
Global Real Estate (Standard Life)	249,878	45,272	(295,150)	—	96,923	—	(55,132)	—
Global Shareholder Yield	603,450	25,851	(207,684)	421,617	95,377	—	221,927	4,802,214
Global Short Duration Credit	785,377	26,768	(203,832)	608,313	232,232	—	(215,934)	5,590,395
Health Sciences	184,599	56,902	(241,501)	—	—	220,016	(204,476)	—
High Yield	384,286	51,558	(138,281)	297,563	141,448	—	268,482	2,460,847
High Yield (FKA Focused High Yield)	129,350	1,736,109	(490,421)	1,375,038	185,881	—	20,691	4,853,886
International Core	68,403	4,225	(72,628)	—	74,140	—	425,399	—
International Growth	—	125,098	(25,656)	99,442	10,057	—	9,494	2,432,342
International Growth Opportunities	113,480	3,701	(117,181)	—	10,608	—	(19,471)	—
International Growth Stock	140,568	218,757	(92,446)	266,879	50,671	—	10,759	3,605,537
International Small Cap	175,498	27,308	(60,911)	141,895	48,794	—	131,474	2,856,341
International Small Company	298,580	43,896	(98,969)	243,507	68,106	—	178,193	2,856,341
International Value	215,081	33,087	(73,138)	175,030	72,761	—	153,495	2,919,498
International Value Equity	168,047	312,394	(128,586)	351,855	63,365	—	33,386	2,955,584

       28

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Mid Cap Stock	291,118	82,549	(100,982)	272,685	—	32,132	179,182	5,903,635
Mid Value	242,145	113,480	(92,341)	263,284	35,384	344,152	70,947	4,125,656
Natural Resources	548,703	19,167	(339,804)	228,066	25,435	—	(1,753,914)	2,513,282
Real Estate Equity	174,626	90,251	(58,302)	206,575	41,320	235,435	(1,442)	2,067,811
Real Return Bond	1,485,046	189,613	(307,056)	1,367,603	301,518	—	(24,773)	15,317,157
Redwood	310,623	1,246	(311,869)	—	—	—	108,172	—
Science & Technology	349,020	22,511	(208,686)	162,845	4,172	185,388	(396,090)	2,138,157
Short Duration Credit Opportunities	2,300,136	198,075	(694,553)	1,803,658	474,142	—	(342,749)	17,531,552
Small Cap Growth	127,819	36,122	(50,756)	113,185	—	—	33,115	1,017,538
Small Cap Value	47,696	33,369	(22,717)	58,348	8,111	50,477	14,210	1,205,464
Small Company Growth	49,772	20,915	(18,873)	51,814	—	58,907	(17,816)	1,014,527
Small Company Value	33,932	6,879	(12,530)	28,281	6,299	86,706	119,627	803,754
Spectrum Income	1,591,868	142,131	(375,601)	1,358,398	361,717	—	42,441	14,629,945
Strategic Equity Allocation	7,017,609	750,276	(2,076,682)	5,691,203	1,426,838	5,923,892	4,662,475	76,888,151
Strategic Growth	275,615	111,849	(161,977)	225,487	25,804	143,832	341,754	4,033,966
Strategic Income Opportunities	2,426,284	361,073	(337,196)	2,450,161	526,315	—	(47,432)	26,290,227
Total Return	2,259,445	299,250	(384,977)	2,173,718	665,826	—	(122,878)	29,519,090
U.S. Growth (FKA U.S. Equity)	809,752	123,836	(933,588)	—	85,067	1,038,377	(652,008)	—
U.S. High Yield Bond	382,792	67,652	(138,658)	311,786	184,717	—	118,638	3,545,005
Value	155,930	56,371	(56,423)	155,878	28,595	22,889	20,695	1,756,746
Value Equity	153,964	124,923	(69,142)	209,745	35,854	—	48,057	2,443,531
					$9,621,837	$11,013,478	$5,339,362	$442,295,680
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	518,573	174,082	(73,067)	619,588	—	—	$17,692	$6,288,820
Active Bond	2,806,230	206,243	(3,012,473)	—	$656,854	$25,064	(53,063)	—
Alpha Opportunities	92,513	2,464	(94,977)	—	2,929	—	280,999	—
Asia Pacific Total Return Bond	499,838	56,584	(71,389)	485,033	74,950	—	(37,478)	4,670,872
Blue Chip Growth	71,813	6,247	(26,290)	51,770	1,281	112,400	413,044	1,893,245
Bond	—	1,322,605	(20,655)	1,301,950	75,308	—	563	20,766,097
Capital Appreciation	128,725	68,580	(91,512)	105,793	2,098	213,314	206,025	1,836,559
Capital Appreciation Value	1,002,833	120,268	(220,031)	903,070	184,509	360,894	99,940	10,836,844
Core Bond	612,742	1,053,663	(174,459)	1,491,946	214,980	221,420	(24,535)	19,440,061
Core High Yield	181,836	3,039	(184,875)	—	16,167	—	(213,295)	—
Disciplined Value	60,956	90,677	(56,009)	95,624	23,147	—	53,131	1,934,484
Disciplined Value International	—	6,577	(1,765)	4,812	—	—	40	64,475
Emerging Markets	158,183	18,220	(81,816)	94,587	18,300	—	261,833	1,007,354
Emerging Markets Debt	523,135	125,027	(90,025)	558,137	244,182	—	(42,652)	5,391,598
Emerging Markets Equity	158,878	9,581	(68,613)	99,846	5,587	—	(79,477)	1,030,409
Equity Income	132,273	72,048	(78,103)	126,218	48,634	52,369	85,240	2,500,370
Financial Industries	23,133	—	(23,133)	—	—	—	40,055	—
Floating Rate Income	2,190,638	165,316	(647,032)	1,708,922	626,701	—	(504,294)	14,542,929
Fundamental Global Franchise	121,856	193,669	(75,144)	240,381	23,172	314,362	(6,149)	3,264,373
Fundamental Large Cap Core, Class NAV	—	36,269	(3,385)	32,884	—	—	5,722	1,631,383
Fundamental Large Cap Core, Class R6	—	43,186	(43,186)	—	11,714	45,262	79,694	—
Fundamental Large Cap Value	142,001	5,021	(147,022)	—	—	—	371,137	—
Global Absolute Return Strategies	737,506	111,864	(234,766)	614,604	—	—	(115,682)	6,330,421

       29

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Global Bond	456,880	107,600	(84,615)	479,865	157,715	21,630	(895)	5,940,725
Global Equity	359,817	113,832	(109,731)	363,918	83,207	—	29,855	4,356,103
Global Income	528,760	50,724	(260,797)	318,687	147,474	—	(181,955)	3,040,274
Global Real Estate (Deutsche)	—	125,966	—	125,966	—	—	—	1,187,860
Global Real Estate (Standard Life)	117,521	20,819	(138,340)	—	46,219	—	(21,937)	—
Global Shareholder Yield	315,241	36,986	(65,627)	286,600	55,732	—	40,890	3,264,373
Global Short Duration Credit	457,890	22,758	(116,407)	364,241	138,540	—	(121,907)	3,347,378
High Yield	235,251	33,547	(71,426)	197,372	88,310	—	117,957	1,632,267
High Yield (FKA Focused High Yield)	80,661	1,060,516	(230,704)	910,473	117,628	—	6,529	3,213,969
International Core	30,371	1,949	(32,320)	—	33,530	—	158,406	—
International Growth	—	58,658	(11,503)	47,155	5,818	—	4,924	1,153,401
International Growth Opportunities	50,272	1,594	(51,866)	—	4,771	—	7,535	—
International Growth Stock	57,704	112,543	(42,651)	127,596	24,932	—	4,664	1,723,827
International Small Cap	77,367	8,056	(22,209)	63,214	21,268	—	69,429	1,272,500
International Small Company	132,607	13,708	(38,263)	108,052	29,663	—	81,797	1,267,449
International Value	95,992	21,470	(30,372)	87,090	34,922	—	39,310	1,452,656
International Value Equity	66,373	161,010	(67,448)	159,935	31,757	—	22,056	1,343,453
Mid Cap Stock	131,626	34,108	(39,764)	125,970	—	14,221	66,509	2,727,259
Mid Value	109,419	55,531	(43,966)	120,984	15,968	155,307	26,305	1,895,813
Natural Resources	267,235	11,925	(174,031)	105,129	11,619	—	(825,936)	1,158,521
Real Estate Equity	97,529	56,790	(32,601)	121,718	23,751	135,329	(7,666)	1,218,402
Real Return Bond	925,657	92,262	(140,730)	877,189	189,840	—	(21,074)	9,824,517
Redwood	190,128	2,783	(192,911)	—	—	—	68,971	—
Science & Technology	46,362	612	(46,974)	—	—	—	(23,136)	—
Short Duration Credit Opportunities	1,360,026	74,816	(379,886)	1,054,956	280,043	—	(161,912)	10,254,169
Short Term Government Income	—	61,751	(6,315)	55,436	3,425	—	(332)	526,644
Small Cap Growth	51,664	77,787	(36,300)	93,151	—	—	8,208	837,432
Small Cap Value	19,273	34,872	(14,257)	39,888	5,429	33,785	7,220	824,087
Small Company Growth	20,068	501	(20,569)	—	—	—	(3,918)	—
Small Company Value	13,700	540	(14,240)	—	—	—	124,001	—
Spectrum Income	945,648	49,403	(200,793)	794,258	213,868	—	47,337	8,554,155
Strategic Equity Allocation	3,335,087	441,099	(1,002,572)	2,773,614	688,774	2,859,621	1,993,034	37,471,525
Strategic Growth	132,963	60,131	(90,436)	102,658	11,329	63,149	192,001	1,836,559
Strategic Income Opportunities	1,438,637	171,630	(178,172)	1,432,095	310,731	—	23,419	15,366,379
Total Return	1,599,194	141,014	(308,687)	1,431,521	453,813	—	(93,156)	19,440,061
U.S. Growth (FKA U.S. Equity)	429,640	70,596	(500,236)	—	45,836	559,500	(318,478)	—
U.S. High Yield Bond	223,972	48,956	(66,139)	206,789	112,604	—	31,139	2,351,192
Value	70,473	30,589	(29,759)	71,303	12,896	10,323	(7,323)	803,581
Value Equity	74,783	68,709	(48,558)	94,934	16,134	—	45,538	1,105,976
					$5,648,059	$5,197,950	$2,265,899	$253,822,801

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       30

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LCQ3	05/17
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios.		7/17

John Hancock

Multi-Index Lifetime Portfolios

(Formerly John Hancock Retirement Living through II Portfolios)

Quarterly portfolio holdings 5/31/17

Portfolio's investmentsMulti-Index Lifetime Portfolios (Formerly John Hancock Retirement Living through II Portfolios)

MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 60.4%
Equity - 60.4%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	214,998	$2,904,628
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,787,951)		$2,904,628
UNAFFILIATED INVESTMENT COMPANIES - 39.0%
Exchange-traded funds - 39.0%
Financial Select Sector SPDR Fund	3,402	79,097
iShares Edge MSCI Min Vol USA ETF	5,084	250,946
iShares J.P. Morgan USD Emerging Markets Bond ETF	147	16,998
iShares TIPS Bond ETF	60	6,881
PowerShares Senior Loan Portfolio	1,330	31,002
SPDR Bloomberg Barclays High Yield Bond ETF	1,260	47,111
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	121	3,405
Vanguard Dividend Appreciation ETF	1,804	167,646
Vanguard Energy ETF	607	54,357
Vanguard FTSE Developed Markets ETF	3,357	139,450
Vanguard FTSE Emerging Markets ETF	3,405	138,720
Vanguard Health Care ETF	144	20,278
Vanguard Information Technology ETF	703	101,879
Vanguard Intermediate-Term Bond ETF	5	425
Vanguard Intermediate-Term Corporate Bond ETF	1,164	102,222
Vanguard Materials ETF	152	18,156
Vanguard Mid-Cap ETF	1,691	240,375
Vanguard REIT ETF	578	47,506
Vanguard S&P 500 ETF	572	126,795
Vanguard Short-Term Bond ETF	698	55,861
Vanguard Short-Term Corporate Bond ETF	546	43,762
Vanguard Short-Term Inflation-Protected Securities ETF	279	13,797
Vanguard Small-Cap ETF	654	86,936
Vanguard Total Bond Market ETF	1,020	83,599
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,773,668)		$1,877,204
SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	37,142	37,142
TOTAL SHORT-TERM INVESTMENTS (Cost $37,142)		$37,142
Total investments (Cost $4,598,761) - 100.2%		$4,818,974
Other assets and liabilities, net - (0.2%)		(9,981)
Total net assets - 100.0%		$4,808,993

MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 60.6%
Equity - 60.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,232,567	$30,161,976
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $28,653,110)		$30,161,976
UNAFFILIATED INVESTMENT COMPANIES - 39.2%
Exchange-traded funds - 39.2%
Financial Select Sector SPDR Fund	35,325	821,306
iShares Edge MSCI Min Vol USA ETF	53,181	2,625,014
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,542	178,301
iShares TIPS Bond ETF	631	72,363
PowerShares Senior Loan Portfolio	13,869	323,286
SPDR Bloomberg Barclays High Yield Bond ETF	13,153	491,791
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,271	35,766
Vanguard Dividend Appreciation ETF	18,834	1,750,244
Vanguard Energy ETF	6,265	561,031
Vanguard FTSE Developed Markets ETF	35,035	1,455,354
Vanguard FTSE Emerging Markets ETF	35,674	1,453,359
Vanguard Health Care ETF	1,506	212,075
Vanguard Information Technology ETF	7,396	1,071,828
Vanguard Intermediate-Term Bond ETF	52	4,415
Vanguard Intermediate-Term Corporate Bond ETF	11,878	1,043,125
Vanguard Materials ETF	1,595	190,523
Vanguard Mid-Cap ETF	17,650	2,508,948
Vanguard REIT ETF	6,012	494,126
Vanguard S&P 500 ETF	5,974	1,324,257
Vanguard Short-Term Bond ETF	6,847	547,965
Vanguard Short-Term Corporate Bond ETF	5,573	446,676
Vanguard Short-Term Inflation-Protected Securities ETF	2,917	144,246
Vanguard Small-Cap ETF	6,794	903,126
Vanguard Total Bond Market ETF	10,411	853,286
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $17,773,248)		$19,512,411
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	128,269	128,269
TOTAL SHORT-TERM INVESTMENTS (Cost $128,269)		$128,269
Total investments (Cost $46,554,627) - 100.1%		$49,802,656
Other assets and liabilities, net - (0.1%)		(56,022)
Total net assets - 100.0%		$49,746,634

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Multi-Index Lifetime Portfolios (Formerly John Hancock Retirement Living through II Portfolios)

MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 60.7%
Equity - 60.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,977,640	$40,227,922
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $38,283,464)		$40,227,922
UNAFFILIATED INVESTMENT COMPANIES - 39.1%
Exchange-traded funds - 39.1%
Financial Select Sector SPDR Fund	46,848	1,089,216
iShares Edge MSCI Min Vol USA ETF	70,963	3,502,734
iShares J.P. Morgan USD Emerging Markets Bond ETF	2,042	236,116
iShares TIPS Bond ETF	832	95,414
PowerShares Senior Loan Portfolio	18,323	427,109
SPDR Bloomberg Barclays High Yield Bond ETF	17,415	651,147
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,680	47,275
Vanguard Dividend Appreciation ETF	25,104	2,332,915
Vanguard Energy ETF	8,246	738,429
Vanguard FTSE Developed Markets ETF	46,228	1,920,311
Vanguard FTSE Emerging Markets ETF	47,342	1,928,713
Vanguard Health Care ETF	1,999	281,499
Vanguard Information Technology ETF	9,833	1,424,998
Vanguard Intermediate-Term Bond ETF	8	679
Vanguard Intermediate-Term Corporate Bond ETF	15,624	1,372,100
Vanguard Materials ETF	2,112	252,278
Vanguard Mid-Cap ETF	23,463	3,335,265
Vanguard REIT ETF	7,960	654,232
Vanguard S&P 500 ETF	7,949	1,762,055
Vanguard Short-Term Bond ETF	9,280	742,678
Vanguard Short-Term Corporate Bond ETF	7,346	588,782
Vanguard Short-Term Inflation-Protected Securities ETF	3,852	190,484
Vanguard Small-Cap ETF	9,010	1,197,699
Vanguard Total Bond Market ETF	13,702	1,123,016
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $23,505,950)		$25,895,144
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	190,902	190,902
TOTAL SHORT-TERM INVESTMENTS (Cost $190,902)		$190,902
Total investments (Cost $61,980,316) - 100.1%		$66,313,968
Other assets and liabilities, net - (0.1%)		(96,769)
Total net assets - 100.0%		$66,217,199

MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 60.8%
Equity - 60.8%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	4,362,442	$58,936,595
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $56,200,747)		$58,936,595
UNAFFILIATED INVESTMENT COMPANIES - 39.2%
Exchange-traded funds - 39.2%
Financial Select Sector SPDR Fund	68,734	1,598,066
iShares Edge MSCI Min Vol USA ETF	104,021	5,134,477
iShares J.P. Morgan USD Emerging Markets Bond ETF	2,991	345,846
iShares TIPS Bond ETF	1,226	140,598
PowerShares Senior Loan Portfolio	26,838	625,594
SPDR Bloomberg Barclays High Yield Bond ETF	25,523	954,305
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,462	69,281
Vanguard Dividend Appreciation ETF	36,703	3,410,810
Vanguard Energy ETF	12,056	1,079,615
Vanguard FTSE Developed Markets ETF	68,352	2,839,342
Vanguard FTSE Emerging Markets ETF	69,744	2,841,371
Vanguard Health Care ETF	2,932	412,884
Vanguard Information Technology ETF	14,414	2,088,877
Vanguard Intermediate-Term Bond ETF	12	1,019
Vanguard Intermediate-Term Corporate Bond ETF	22,845	2,006,248
Vanguard Materials ETF	3,104	370,773
Vanguard Mid-Cap ETF	34,303	4,876,171
Vanguard REIT ETF	11,767	967,130
Vanguard S&P 500 ETF	11,628	2,577,579
Vanguard Short-Term Bond ETF	13,462	1,077,364
Vanguard Short-Term Corporate Bond ETF	10,740	860,811
Vanguard Short-Term Inflation-Protected Securities ETF	5,642	278,997
Vanguard Small-Cap ETF	13,174	1,751,220
Vanguard Total Bond Market ETF	20,035	1,642,069
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $34,447,971)		$37,950,447
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	255,555	255,555
TOTAL SHORT-TERM INVESTMENTS (Cost $255,555)		$255,555
Total investments (Cost $90,904,273) - 100.3%		$97,142,597
Other assets and liabilities, net - (0.3%)		(307,345)
Total net assets - 100.0%		$96,835,252

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Multi-Index Lifetime Portfolios (Formerly John Hancock Retirement Living through II Portfolios)

MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 60.6%
Equity - 60.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	5,563,816	$75,167,154
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $71,289,649)		$75,167,154
UNAFFILIATED INVESTMENT COMPANIES - 39.4%
Exchange-traded funds - 39.4%
Financial Select Sector SPDR Fund	87,350	2,030,888
iShares Edge MSCI Min Vol USA ETF	133,994	6,613,944
iShares J.P. Morgan USD Emerging Markets Bond ETF	3,849	445,060
iShares TIPS Bond ETF	1,563	179,245
PowerShares Senior Loan Portfolio	34,566	805,733
SPDR Bloomberg Barclays High Yield Bond ETF	32,837	1,227,775
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,170	89,204
Vanguard Dividend Appreciation ETF	47,204	4,386,668
Vanguard Energy ETF	15,165	1,358,026
Vanguard FTSE Developed Markets ETF	87,131	3,619,422
Vanguard FTSE Emerging Markets ETF	89,075	3,628,916
Vanguard Health Care ETF	3,753	528,497
Vanguard Information Technology ETF	18,475	2,677,397
Vanguard Intermediate-Term Bond ETF	25	2,123
Vanguard Intermediate-Term Corporate Bond ETF	28,917	2,539,489
Vanguard Materials ETF	3,976	474,933
Vanguard Mid-Cap ETF	44,114	6,270,805
Vanguard REIT ETF	15,025	1,234,905
Vanguard S&P 500 ETF	14,950	3,313,967
Vanguard Short-Term Bond ETF	20,032	1,603,161
Vanguard Short-Term Corporate Bond ETF	13,541	1,085,311
Vanguard Short-Term Inflation-Protected Securities ETF	7,244	358,216
Vanguard Small-Cap ETF	16,848	2,239,605
Vanguard Total Bond Market ETF	25,352	2,077,850
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $44,127,016)		$48,791,140
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	352,074	352,074
TOTAL SHORT-TERM INVESTMENTS (Cost $352,074)		$352,074
Total investments (Cost $115,768,739) - 100.3%		$124,310,368
Other assets and liabilities, net - (0.3%)		(360,902)
Total net assets - 100.0%		$123,949,466

MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 55.9%
Equity - 55.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	6,600,742	$89,176,027
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $84,670,468)		$89,176,027
UNAFFILIATED INVESTMENT COMPANIES - 44.2%
Exchange-traded funds - 44.2%
Financial Select Sector SPDR Fund	107,395	2,496,934
iShares Edge MSCI Min Vol USA ETF	167,608	8,273,131
iShares J.P. Morgan USD Emerging Markets Bond ETF	10,929	1,263,720
iShares TIPS Bond ETF	4,493	515,257
PowerShares Senior Loan Portfolio	95,639	2,229,345
SPDR Bloomberg Barclays High Yield Bond ETF	95,930	3,586,823
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	7,519	211,585
Vanguard Dividend Appreciation ETF	59,078	5,490,119
Vanguard Energy ETF	17,952	1,607,602
Vanguard FTSE Developed Markets ETF	101,389	4,211,699
Vanguard FTSE Emerging Markets ETF	97,252	3,962,046
Vanguard Health Care ETF	4,254	599,048
Vanguard Information Technology ETF	21,941	3,179,690
Vanguard Intermediate-Term Bond ETF	24	2,038
Vanguard Intermediate-Term Corporate Bond ETF	62,860	5,520,363
Vanguard Materials ETF	4,681	559,145
Vanguard Mid-Cap ETF	52,665	7,486,330
Vanguard REIT ETF	18,840	1,548,460
Vanguard S&P 500 ETF	18,806	4,168,726
Vanguard Short-Term Bond ETF	40,117	3,210,564
Vanguard Short-Term Corporate Bond ETF	29,660	2,377,249
Vanguard Short-Term Inflation-Protected Securities ETF	20,639	1,020,599
Vanguard Small-Cap ETF	18,507	2,460,136
Vanguard Total Bond Market ETF	54,909	4,500,342
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $64,536,603)		$70,480,951
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	532,242	532,242
TOTAL SHORT-TERM INVESTMENTS (Cost $532,242)		$532,242
Total investments (Cost $149,739,313) - 100.4%		$160,189,220
Other assets and liabilities, net - (0.4%)		(621,828)
Total net assets - 100.0%		$159,567,392

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Multi-Index Lifetime Portfolios (Formerly John Hancock Retirement Living through II Portfolios)

MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 50.4%
Equity - 50.4%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	7,216,300	$97,492,217
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $92,669,172)		$97,492,217
UNAFFILIATED INVESTMENT COMPANIES - 49.6%
Exchange-traded funds - 49.6%
Financial Select Sector SPDR Fund	119,031	2,767,471
iShares Edge MSCI Min Vol USA ETF	200,403	9,891,892
iShares J.P. Morgan USD Emerging Markets Bond ETF	22,199	2,566,870
iShares TIPS Bond ETF	9,064	1,039,460
PowerShares Senior Loan Portfolio	194,599	4,536,103
SPDR Bloomberg Barclays High Yield Bond ETF	193,843	7,247,790
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	15,286	430,148
Vanguard Dividend Appreciation ETF	70,596	6,560,486
Vanguard Energy ETF	18,865	1,689,361
Vanguard FTSE Developed Markets ETF	105,697	4,390,653
Vanguard FTSE Emerging Markets ETF	81,884	3,335,954
Vanguard Health Care ETF	3,538	498,221
Vanguard Information Technology ETF	23,096	3,347,072
Vanguard Intermediate-Term Bond ETF	18	1,528
Vanguard Intermediate-Term Corporate Bond ETF	117,226	10,294,787
Vanguard Materials ETF	4,931	589,008
Vanguard Mid-Cap ETF	56,645	8,052,087
Vanguard REIT ETF	22,821	1,875,658
Vanguard S&P 500 ETF	22,909	5,078,238
Vanguard Short-Term Bond ETF	61,206	4,898,316
Vanguard Short-Term Corporate Bond ETF	54,639	4,379,316
Vanguard Short-Term Inflation-Protected Securities ETF	41,653	2,059,741
Vanguard Small-Cap ETF	15,453	2,054,167
Vanguard Total Bond Market ETF	102,576	8,407,129
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $89,271,168)		$95,991,456
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	572,252	572,252
TOTAL SHORT-TERM INVESTMENTS (Cost $572,252)		$572,252
Total investments (Cost $182,512,592) - 100.3%		$194,055,925
Other assets and liabilities, net - (0.3%)		(586,680)
Total net assets - 100.0%		$193,469,245

MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 43.3%
Equity - 43.3%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	6,024,571	$81,391,952
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $77,135,742)		$81,391,952
UNAFFILIATED INVESTMENT COMPANIES - 56.7%
Exchange-traded funds - 56.7%
Financial Select Sector SPDR Fund	103,992	2,417,814
iShares Edge MSCI Min Vol USA ETF	190,728	9,414,334
iShares J.P. Morgan USD Emerging Markets Bond ETF	23,989	2,773,848
iShares TIPS Bond ETF	11,870	1,361,252
PowerShares Senior Loan Portfolio	306,429	7,142,860
SPDR Bloomberg Barclays High Yield Bond ETF	290,907	10,877,013
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	24,337	684,843
Vanguard Dividend Appreciation ETF	67,454	6,268,500
Vanguard Energy ETF	15,177	1,359,100
Vanguard FTSE Developed Markets ETF	63,505	2,637,998
Vanguard FTSE Emerging Markets ETF	49,080	1,999,519
Vanguard Health Care ETF	14	1,971
Vanguard Information Technology ETF	20,504	2,971,440
Vanguard Intermediate-Term Bond ETF	6	509
Vanguard Intermediate-Term Corporate Bond ETF	167,488	14,708,798
Vanguard Materials ETF	3,925	468,841
Vanguard Mid-Cap ETF	45,240	6,430,866
Vanguard REIT ETF	22,127	1,818,618
Vanguard S&P 500 ETF	20,062	4,447,144
Vanguard Short-Term Bond ETF	73,272	5,863,958
Vanguard Short-Term Corporate Bond ETF	78,578	6,298,027
Vanguard Short-Term Inflation-Protected Securities ETF	54,892	2,714,409
Vanguard Small-Cap ETF	12,709	1,689,407
Vanguard Total Bond Market ETF	146,826	12,033,859
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $100,004,189)		$106,384,928
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	175,978	175,978
TOTAL SHORT-TERM INVESTMENTS (Cost $175,978)		$175,978
Total investments (Cost $177,315,909) - 100.1%		$187,952,858
Other assets and liabilities, net - (0.1%)		(253,983)
Total net assets - 100.0%		$187,698,875

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Multi-Index Lifetime Portfolios (Formerly John Hancock Retirement Living through II Portfolios)

MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 34.9%
Equity - 34.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,571,422	$48,249,914
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $45,452,341)		$48,249,914
UNAFFILIATED INVESTMENT COMPANIES - 65.2%
Exchange-traded funds - 65.2%
Financial Select Sector SPDR Fund	59,214	1,376,726
iShares Edge MSCI Min Vol USA ETF	141,836	7,001,025
iShares J.P. Morgan USD Emerging Markets Bond ETF	20,288	2,345,901
iShares TIPS Bond ETF	11,328	1,299,095
PowerShares Senior Loan Portfolio	304,357	7,094,562
SPDR Bloomberg Barclays High Yield Bond ETF	288,590	10,790,380
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	20,848	586,663
Vanguard Dividend Appreciation ETF	50,268	4,671,405
Vanguard Energy ETF	8,549	765,563
Vanguard FTSE Developed Markets ETF	16,756	696,044
Vanguard FTSE Emerging Markets ETF	13,319	542,616
Vanguard Health Care ETF	10	1,408
Vanguard Information Technology ETF	11,811	1,711,650
Vanguard Intermediate-Term Bond ETF	9,669	820,995
Vanguard Intermediate-Term Corporate Bond ETF	173,224	15,212,532
Vanguard Materials ETF	2,237	267,210
Vanguard Mid-Cap ETF	25,689	3,651,691
Vanguard REIT ETF	16,167	1,328,766
Vanguard S&P 500 ETF	10,915	2,419,528
Vanguard Short-Term Bond ETF	61,643	4,933,289
Vanguard Short-Term Corporate Bond ETF	81,251	6,512,268
Vanguard Short-Term Inflation-Protected Securities ETF	52,397	2,591,032
Vanguard Small-Cap ETF	7,309	971,585
Vanguard Total Bond Market ETF	151,821	12,443,249
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $85,994,928)		$90,035,183
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	90,519	90,519
TOTAL SHORT-TERM INVESTMENTS (Cost $90,519)		$90,519
Total investments (Cost $131,537,788) - 100.2%		$138,375,616
Other assets and liabilities, net - (0.2%)		(207,840)
Total net assets - 100.0%		$138,167,776

MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 28.4%
Equity - 28.4%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	992,947	$13,414,709
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,380,053)		$13,414,709
UNAFFILIATED INVESTMENT COMPANIES - 72.5%
Exchange-traded funds - 72.5%
Financial Select Sector SPDR Fund	7,948	184,791
iShares Edge MSCI Min Vol USA ETF	48,613	2,399,538
iShares J.P. Morgan USD Emerging Markets Bond ETF	8,268	956,029
iShares TIPS Bond ETF	4,804	550,923
PowerShares Senior Loan Portfolio	117,895	2,748,133
SPDR Bloomberg Barclays High Yield Bond ETF	114,749	4,290,465
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,968	167,940
Vanguard Dividend Appreciation ETF	17,232	1,601,370
Vanguard Energy ETF	2,311	206,950
Vanguard FTSE Developed Markets ETF	3,936	163,501
Vanguard FTSE Emerging Markets ETF	1,694	69,014
Vanguard Health Care ETF	4	563
Vanguard Information Technology ETF	1,563	226,510
Vanguard Intermediate-Term Bond ETF	10,296	874,233
Vanguard Intermediate-Term Corporate Bond ETF	75,998	6,674,144
Vanguard Materials ETF	585	69,878
Vanguard Mid-Cap ETF	6,663	947,145
Vanguard REIT ETF	5,473	449,826
Vanguard S&P 500 ETF	2,286	506,738
Vanguard Short-Term Bond ETF	18,292	1,463,909
Vanguard Short-Term Corporate Bond ETF	35,645	2,856,947
Vanguard Short-Term Inflation-Protected Securities ETF	22,224	1,098,977
Vanguard Small-Cap ETF	1,537	204,313
Vanguard Total Bond Market ETF	66,589	5,457,634
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $32,876,870)		$34,169,471
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,002	1,002
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002)		$1,002
Total investments (Cost $45,257,925) - 100.9%		$47,585,182
Other assets and liabilities, net - (0.9%)		(443,764)
Total net assets - 100.0%		$47,141,418

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Multi-Index Lifetime Portfolios (Formerly John Hancock Retirement Living through II Portfolios)

MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 5-31-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 23.9%
Equity - 23.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	491,191	$6,635,996
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,092,878)		$6,635,996
UNAFFILIATED INVESTMENT COMPANIES - 76.6%
Exchange-traded funds - 76.6%
iShares Edge MSCI Min Vol USA ETF	29,135	1,438,104
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,152	595,726
iShares TIPS Bond ETF	3,158	362,159
PowerShares Senior Loan Portfolio	72,966	1,700,837
SPDR Bloomberg Barclays High Yield Bond ETF	73,218	2,737,621
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,425	96,380
Vanguard Dividend Appreciation ETF	10,312	958,294
Vanguard Energy ETF	1,098	98,326
Vanguard FTSE Developed Markets ETF	1,357	56,370
Vanguard FTSE Emerging Markets ETF	74	3,015
Vanguard Intermediate-Term Bond ETF	8,893	755,105
Vanguard Intermediate-Term Corporate Bond ETF	49,948	4,386,433
Vanguard Materials ETF	277	33,088
Vanguard Mid-Cap ETF	3,114	442,655
Vanguard REIT ETF	3,279	269,501
Vanguard S&P 500 ETF	818	181,326
Vanguard Short-Term Bond ETF	10,496	839,995
Vanguard Short-Term Corporate Bond ETF	23,426	1,877,594
Vanguard Short-Term Inflation-Protected Securities ETF	14,600	721,970
Vanguard Small-Cap ETF	531	70,586
Vanguard Total Bond Market ETF	43,758	3,586,406
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $20,451,853)		$21,211,491
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	21,649	21,649
TOTAL SHORT-TERM INVESTMENTS (Cost $21,649)		$21,649
Total investments (Cost $26,566,380) - 100.6%		$27,869,136
Other assets and liabilities, net - (0.6%)		(176,464)
Total net assets - 100.0%		$27,692,672

Percentages are based upon net assets.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO PORTFOLIO'S INVESTMENTS7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The costs of investments owned on May 31, 2017, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2060 Lifetime Portfolio	$4,598,795	$224,629	($4,450)	$220,179
Multi-Index 2055 Lifetime Portfolio	46,664,692	3,153,236	(15,272)	3,137,964
Multi-Index 2050 Lifetime Portfolio	62,173,315	4,173,128	(32,475)	4,140,653
Multi-Index 2045 Lifetime Portfolio	91,172,285	6,019,257	(48,945)	5,970,312
Multi-Index 2040 Lifetime Portfolio	116,270,514	8,081,431	(41,577)	8,039,854
Multi-Index 2035 Lifetime Portfolio	150,668,111	9,550,577	(29,468)	9,521,109
Multi-Index 2030 Lifetime Portfolio	183,277,403	10,838,830	(60,308)	10,778,522
Multi-Index 2025 Lifetime Portfolio	178,420,987	9,557,215	(25,344)	9,531,871
Multi-Index 2020 Lifetime Portfolio	132,625,593	5,759,127	(9,104)	5,750,023
Multi-Index 2015 Lifetime Portfolio	45,885,210	1,701,595	(1,623)	1,699,972
Multi-Index 2010 Lifetime Portfolio	27,150,752	726,843	(8,459)	718,384

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multi-Index 2060 Lifetime Portfolio
Strategic Equity Allocation	31,276	238,042	(54,320)	214,998	$28,644	$118,924	($13,264)	$2,904,628
Multi-Index 2055 Lifetime Portfolio
Strategic Equity Allocation	1,609,354	674,688	(51,475)	2,232,567	$432,891	$1,797,263	($48,290)	$30,161,976
Multi-Index 2050 Lifetime Portfolio
Strategic Equity Allocation	2,233,110	835,150	(90,620)	2,977,640	$597,746	$2,481,703	($97,327)	$40,227,922
Multi-Index 2045 Lifetime Portfolio
Strategic Equity Allocation	3,543,259	1,130,524	(311,341)	4,362,442	$926,907	$3,848,300	($279,792)	$58,936,595

       8

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multi-Index 2040 Lifetime Portfolio
Strategic Equity Allocation	4,469,998	1,420,587	(326,769)	5,563,816	$1,156,649	$4,802,137	($232,918)	$75,167,154
Multi-Index 2035 Lifetime Portfolio
Strategic Equity Allocation	5,515,795	1,620,807	(535,860)	6,600,742	$1,391,891	$5,778,807	($311,005)	$89,176,027
Multi-Index 2030 Lifetime Portfolio
Strategic Equity Allocation	6,334,330	1,597,458	(715,488)	7,216,300	$1,563,119	$6,489,704	($433,414)	$97,492,217
Multi-Index 2025 Lifetime Portfolio
Strategic Equity Allocation	5,547,088	1,275,456	(797,973)	6,024,571	$1,328,152	$5,514,178	($390,275)	$81,391,952
Multi-Index 2020 Lifetime Portfolio
Strategic Equity Allocation	3,451,719	919,624	(799,921)	3,571,422	$803,787	$3,337,135	($390,098)	$48,249,914
Multi-Index 2015 Lifetime Portfolio
Strategic Equity Allocation	1,106,008	313,600	(426,661)	992,947	$229,826	$954,185	($65,877)	$13,414,709
Multi-Index 2010 Lifetime Portfolio
Strategic Equity Allocation	578,202	147,919	(234,930)	491,191	$116,882	$485,269	$21,264	$6,635,996

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RL2Q3	05/17
This report is for the information of the shareholders of John Hancock Multi-Index Lifetime Portfolios.		7/17

John Hancock

Multi-Index Preservation Portfolios

(Formerly John Hancock Retirement Choices Portfolios)

Quarterly portfolio holdings 5/31/17

Portfolio's investmentsMulti-Index Preservation Portfolios (Formerly John Hancock Retirement Choices Portfolios)

MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 5-31-17 (unaudited)
Multi-Index 2060 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.5%
EQUITY - 70.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,090,207	$14,728,702
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	19,181	182,224
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $14,324,998)		$14,910,926
UNAFFILIATED INVESTMENT COMPANIES - 28.0%
EXCHANGE-TRADED FUNDS - 28.0%
Financial Select Sector SPDR Fund	6,327	147,103
iShares Edge MSCI Min Vol USA ETF	10,677	527,017
iShares iBoxx $ Investment Grade Corporate Bond ETF	855	102,814
PowerShares Senior Loan Portfolio	17,693	412,424
SPDR Bloomberg Barclays High Yield Bond ETF	30,301	1,132,954
Vanguard Dividend Appreciation ETF	3,782	351,461
Vanguard Energy ETF	1,467	131,370
Vanguard FTSE Emerging Markets ETF	12,803	521,594
Vanguard Health Care ETF	1,255	176,729
Vanguard Information Technology ETF	2,006	290,710
Vanguard Intermediate-Term Corporate Bond ETF	5,050	443,491
Vanguard Materials ETF	369	43,957
Vanguard REIT ETF	1,580	129,860
Vanguard Total Bond Market ETF	17,543	1,437,824
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,683,513)		$5,849,308
SHORT-TERM INVESTMENTS - 0.6%
MONEY MARKET FUNDS - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	121,470	121,470
TOTAL SHORT-TERM INVESTMENTS (Cost $121,470)		$121,470
Total investments (Cost $20,129,981) - 100.1%		$20,881,704
Other assets and liabilities, net - (0.1%)		(26,383)
TOTAL NET ASSETS - 100.0%		$20,855,321

MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 5-31-17 (unaudited)
Multi-Index 2055 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.6%
EQUITY - 70.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	10,506,057	$141,936,833
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	184,984	1,757,348
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $136,402,624)		$143,694,181
UNAFFILIATED INVESTMENT COMPANIES - 28.5%
EXCHANGE-TRADED FUNDS - 28.5%
Financial Select Sector SPDR Fund	61,670	1,433,828
iShares Edge MSCI Min Vol USA ETF	104,563	5,161,230
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,374	1,006,974
PowerShares Senior Loan Portfolio	172,468	4,020,229
SPDR Bloomberg Barclays High Yield Bond ETF	295,714	11,056,746
Vanguard Dividend Appreciation ETF	37,062	3,444,172
Vanguard Energy ETF	14,300	1,280,565
Vanguard FTSE Emerging Markets ETF	125,008	5,092,826
Vanguard Health Care ETF	12,239	1,723,496
Vanguard Information Technology ETF	19,709	2,856,228
Vanguard Intermediate-Term Corporate Bond ETF	49,249	4,325,047
Vanguard Materials ETF	3,597	429,542
Vanguard REIT ETF	15,403	1,265,973
Vanguard Total Bond Market ETF	171,143	14,026,880
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $53,931,747)		$57,123,736
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	251,816	251,816
TOTAL SHORT-TERM INVESTMENTS (Cost $251,816)		$251,816
Total investments (Cost $190,586,187) - 100.2%		$201,069,733
Other assets and liabilities, net - (0.2%)		(313,856)
TOTAL NET ASSETS - 100.0%		$200,755,877

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Multi-Index Preservation Portfolios (Formerly John Hancock Retirement Choices Portfolios)

MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 5-31-17 (unaudited)
Multi-Index 2050 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.6%
EQUITY - 70.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	29,903,204	$403,992,290
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	526,127	4,998,208
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $358,286,729)		$408,990,498
UNAFFILIATED INVESTMENT COMPANIES - 28.6%
EXCHANGE-TRADED FUNDS - 28.6%
Financial Select Sector SPDR Fund	176,031	4,092,721
iShares Edge MSCI Min Vol USA ETF	300,854	14,850,153
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,938	2,878,545
PowerShares Senior Loan Portfolio	492,312	11,475,793
SPDR Bloomberg Barclays High Yield Bond ETF	845,256	31,604,122
Vanguard Dividend Appreciation ETF	106,215	9,870,560
Vanguard Energy ETF	40,818	3,655,252
Vanguard FTSE Emerging Markets ETF	358,382	14,600,483
Vanguard Health Care ETF	34,963	4,923,490
Vanguard Information Technology ETF	56,689	8,215,370
Vanguard Intermediate-Term Corporate Bond ETF	140,773	12,362,685
Vanguard Materials ETF	10,287	1,228,661
Vanguard REIT ETF	43,971	3,613,976
Vanguard Total Bond Market ETF	489,187	40,093,767
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $151,827,480)		$163,465,578
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	391,259	391,259
TOTAL SHORT-TERM INVESTMENTS (Cost $391,259)		$391,259
Total investments (Cost $510,505,468) - 100.3%		$572,847,335
Other assets and liabilities, net - (0.3%)		(1,705,886)
TOTAL NET ASSETS - 100.0%		$571,141,449

MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 5-31-17 (unaudited)
Multi-Index 2045 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 70.9%
EQUITY - 70.3%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	38,413,430	$518,965,441
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (JHAM) (A)(1)	524,150	4,979,426
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $446,831,519)		$523,944,867
UNAFFILIATED INVESTMENT COMPANIES - 29.2%
EXCHANGE-TRADED FUNDS - 29.2%
Financial Select Sector SPDR Fund	225,520	5,243,340
iShares Edge MSCI Min Vol USA ETF	386,509	19,078,084
iShares iBoxx $ Investment Grade Corporate Bond ETF	47,661	5,731,235
PowerShares Senior Loan Portfolio	652,245	15,203,831
SPDR Bloomberg Barclays High Yield Bond ETF	1,120,131	41,881,698
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	124,025	3,803,847
Vanguard Dividend Appreciation ETF	136,198	12,656,880
Vanguard Energy ETF	52,298	4,683,286
Vanguard FTSE Emerging Markets ETF	456,737	18,607,465
Vanguard Health Care ETF	44,822	6,311,834
Vanguard Information Technology ETF	73,004	10,579,740
Vanguard Intermediate-Term Bond ETF	58,948	5,005,275
Vanguard Intermediate-Term Corporate Bond ETF	177,870	15,620,543
Vanguard Materials ETF	13,180	1,574,351
Vanguard REIT ETF	56,429	4,637,900
Vanguard Total Bond Market ETF	547,081	44,838,759
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $198,119,924)		$215,458,068
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	492,952	492,952
TOTAL SHORT-TERM INVESTMENTS (Cost $492,952)		$492,952
Total investments (Cost $645,444,395) - 100.2%		$739,895,887
Other assets and liabilities, net - (0.2%)		(1,811,311)
TOTAL NET ASSETS - 100.0%		$738,084,576

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Multi-Index Preservation Portfolios (Formerly John Hancock Retirement Choices Portfolios)

MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 5-31-17 (unaudited)
Multi-Index 2040 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 68.3%
EQUITY - 67.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	48,587,804	$656,421,229
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (JHAM) (A)(1)	631,642	6,000,596
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $560,936,437)		$662,421,825
UNAFFILIATED INVESTMENT COMPANIES - 31.8%
EXCHANGE-TRADED FUNDS - 31.8%
Financial Select Sector SPDR Fund	287,798	6,691,304
iShares Edge MSCI Min Vol USA ETF	489,748	24,173,961
iShares iBoxx $ Investment Grade Corporate Bond ETF	72,243	8,687,221
PowerShares Senior Loan Portfolio	872,652	20,341,518
SPDR Bloomberg Barclays High Yield Bond ETF	1,280,298	47,870,342
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	449,389	13,782,761
Vanguard Dividend Appreciation ETF	173,432	16,117,036
Vanguard Energy ETF	66,744	5,976,925
Vanguard FTSE Emerging Markets ETF	618,745	25,207,671
Vanguard Health Care ETF	57,116	8,043,075
Vanguard Information Technology ETF	91,713	13,291,048
Vanguard Intermediate-Term Bond ETF	234,958	19,950,284
Vanguard Intermediate-Term Corporate Bond ETF	238,809	20,972,206
Vanguard Materials ETF	16,775	2,003,773
Vanguard REIT ETF	71,885	5,908,228
Vanguard Total Bond Market ETF	838,776	68,746,081
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $285,266,022)		$307,763,434
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	472,503	472,503
TOTAL SHORT-TERM INVESTMENTS (Cost $472,503)		$472,503
Total investments (Cost $846,674,962) - 100.1%		$970,657,762
Other assets and liabilities, net - (0.1%)		(1,296,243)
TOTAL NET ASSETS - 100.0%		$969,361,519

MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 5-31-17 (unaudited)
Multi-Index 2035 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.0%
EQUITY - 61.8%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	56,979,932	$769,798,875
FIXED INCOME - 1.2%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,543,167	14,660,089
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $650,520,704)		$784,458,964
UNAFFILIATED INVESTMENT COMPANIES - 37.1%
EXCHANGE-TRADED FUNDS - 37.1%
Financial Select Sector SPDR Fund	329,957	7,671,500
iShares Edge MSCI Min Vol USA ETF	564,682	27,872,704
iShares iBoxx $ Investment Grade Corporate Bond ETF	117,682	14,151,261
PowerShares Senior Loan Portfolio	1,146,881	26,733,796
SPDR Bloomberg Barclays High Yield Bond ETF	1,507,846	56,378,362
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	1,400,728	42,960,328
Vanguard Dividend Appreciation ETF	199,968	18,583,026
Vanguard Energy ETF	76,523	6,852,635
Vanguard FTSE Emerging Markets ETF	722,982	29,454,287
Vanguard Health Care ETF	65,940	9,285,671
Vanguard Information Technology ETF	107,455	15,572,521
Vanguard Intermediate-Term Bond ETF	406,672	34,530,520
Vanguard Intermediate-Term Corporate Bond ETF	634,152	55,691,229
Vanguard Materials ETF	19,365	2,313,149
Vanguard REIT ETF	82,495	6,780,264
Vanguard Short-Term Corporate Bond ETF	46,267	3,708,300
Vanguard Total Bond Market ETF	1,262,527	103,476,713
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $435,120,773)		$462,016,266
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	354,892	354,892
TOTAL SHORT-TERM INVESTMENTS (Cost $354,892)		$354,892
Total investments (Cost $1,085,996,369) - 100.1%		$1,246,830,122
Other assets and liabilities, net - (0.1%)		(1,675,859)
TOTAL NET ASSETS - 100.0%		$1,245,154,263

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Multi-Index Preservation Portfolios (Formerly John Hancock Retirement Choices Portfolios)

MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 5-31-17 (unaudited)
Multi-Index 2030 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 52.3%
EQUITY - 51.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	56,219,140	$759,520,580
FIXED INCOME - 1.2%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,856,790	17,639,508
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $630,951,160)		$777,160,088
UNAFFILIATED INVESTMENT COMPANIES - 47.7%
EXCHANGE-TRADED FUNDS - 47.7%
Financial Select Sector SPDR Fund	317,777	7,388,315
iShares Edge MSCI Min Vol USA ETF	619,688	30,587,800
iShares iBoxx $ Investment Grade Corporate Bond ETF	231,550	27,843,888
PowerShares Senior Loan Portfolio	1,385,686	32,300,341
SPDR Bloomberg Barclays High Yield Bond ETF	1,610,478	60,215,772
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	1,423,285	43,652,151
Vanguard Dividend Appreciation ETF	218,617	20,316,078
Vanguard Energy ETF	73,334	6,567,060
Vanguard FTSE Emerging Markets ETF	868,739	35,392,427
Vanguard Health Care ETF	63,516	8,944,323
Vanguard Information Technology ETF	103,685	15,026,030
Vanguard Intermediate-Term Bond ETF	812,537	68,992,517
Vanguard Intermediate-Term Corporate Bond ETF	981,189	86,168,018
Vanguard Materials ETF	18,662	2,229,176
Vanguard REIT ETF	79,755	6,555,062
Vanguard Short-Term Bond ETF	612,969	49,055,909
Vanguard Short-Term Corporate Bond ETF	544,956	43,678,223
Vanguard Total Bond Market ETF	1,994,849	163,497,824
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $678,999,137)		$708,410,914
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	817,636	817,636
TOTAL SHORT-TERM INVESTMENTS (Cost $817,636)		$817,636
Total investments (Cost $1,310,767,933) - 100.1%		$1,486,388,638
Other assets and liabilities, net - (0.1%)		(1,690,455)
TOTAL NET ASSETS - 100.0%		$1,484,698,183

MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 5-31-17 (unaudited)
Multi-Index 2025 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 36.5%
EQUITY - 34.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	38,576,950	$521,174,599
FIXED INCOME - 1.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	3,019,006	28,680,561
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $428,689,605)		$549,855,160
UNAFFILIATED INVESTMENT COMPANIES - 63.7%
EXCHANGE-TRADED FUNDS - 63.7%
Financial Select Sector SPDR Fund	233,129	5,420,249
iShares Edge MSCI Min Vol USA ETF	517,260	25,531,954
iShares iBoxx $ Investment Grade Corporate Bond ETF	312,612	37,591,593
PowerShares Senior Loan Portfolio	1,386,725	32,324,560
SPDR Bloomberg Barclays High Yield Bond ETF	1,389,836	51,965,968
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	2,331,563	71,509,037
Vanguard Dividend Appreciation ETF	183,164	17,021,431
Vanguard Energy ETF	53,445	4,786,000
Vanguard FTSE Emerging Markets ETF	606,066	24,691,129
Vanguard Health Care ETF	46,495	6,547,426
Vanguard Information Technology ETF	74,434	10,786,975
Vanguard Intermediate-Term Bond ETF	903,208	76,691,391
Vanguard Intermediate-Term Corporate Bond ETF	1,791,479	157,327,686
Vanguard Materials ETF	13,640	1,629,178
Vanguard REIT ETF	57,874	4,756,664
Vanguard Short-Term Bond ETF	1,336,056	106,924,562
Vanguard Short-Term Corporate Bond ETF	892,946	71,569,622
Vanguard Total Bond Market ETF	3,091,470	253,376,881
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $935,780,428)		$960,452,306
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,004	1,004
TOTAL SHORT-TERM INVESTMENTS (Cost $1,004)		$1,004
Total investments (Cost $1,364,471,037) - 100.2%		$1,510,308,470
Other assets and liabilities, net - (0.2%)		(2,283,366)
TOTAL NET ASSETS - 100.0%		$1,508,025,104

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Multi-Index Preservation Portfolios (Formerly John Hancock Retirement Choices Portfolios)

MULTI-INDEX 2020 PRESERVATION PORTFOLIO

As of 5-31-17 (unaudited)
Multi-Index 2020 Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 19.2%
EQUITY - 17.4%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	11,785,168	$159,217,625
FIXED INCOME - 1.8%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,742,561	16,554,325
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $134,185,471)		$175,771,950
UNAFFILIATED INVESTMENT COMPANIES - 81.0%
EXCHANGE-TRADED FUNDS - 81.0%
Financial Select Sector SPDR Fund	65,240	1,516,830
iShares Edge MSCI Min Vol USA ETF	190,670	9,411,471
iShares iBoxx $ Investment Grade Corporate Bond ETF	238,141	28,636,455
iShares TIPS Bond ETF	48,199	5,527,461
PowerShares Senior Loan Portfolio	836,033	19,487,929
SPDR Bloomberg Barclays High Yield Bond ETF	784,024	29,314,657
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	2,278,393	69,878,313
Vanguard Dividend Appreciation ETF	67,555	6,277,886
Vanguard Energy ETF	15,026	1,345,578
Vanguard FTSE Emerging Markets ETF	188,047	7,661,035
Vanguard Health Care ETF	13,004	1,831,223
Vanguard Information Technology ETF	20,972	3,039,262
Vanguard Intermediate-Term Bond ETF	781,366	66,345,787
Vanguard Intermediate-Term Corporate Bond ETF	1,169,974	102,747,117
Vanguard Materials ETF	3,828	457,256
Vanguard REIT ETF	16,305	1,340,108
Vanguard Short-Term Bond ETF	1,169,968	93,632,539
Vanguard Short-Term Corporate Bond ETF	1,008,159	80,803,944
Vanguard Short-Term Inflation-Protected Securities ETF	111,680	5,522,576
Vanguard Total Bond Market ETF	2,512,910	205,958,104
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $730,894,963)		$740,735,531
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,004	1,004
TOTAL SHORT-TERM INVESTMENTS (Cost $1,004)		$1,004
Total investments (Cost $865,081,438) -100.2%		$916,508,485
Other assets and liabilities, net - (0.2%)		(1,467,143)
TOTAL NET ASSETS - 100.0%		$915,041,342

MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 5-31-17 (unaudited)
Multi-Index Income Preservation Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 7.5%
EQUITY - 5.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,184,863	$29,517,501
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,123,374	10,672,048
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $32,352,165)		$40,189,549
UNAFFILIATED INVESTMENT COMPANIES - 92.6%
EXCHANGE-TRADED FUNDS - 92.6%
Financial Select Sector SPDR Fund	33,731	784,246
iShares Edge MSCI Min Vol USA ETF	433,959	21,420,216
iShares iBoxx $ Investment Grade Corporate Bond ETF	111,127	13,363,022
iShares TIPS Bond ETF	58,203	6,674,720
PowerShares Senior Loan Portfolio	457,443	10,662,996
SPDR Bloomberg Barclays High Yield Bond ETF	428,256	16,012,492
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	2,873,112	88,118,345
Vanguard Dividend Appreciation ETF	100,895	9,376,172
Vanguard Energy ETF	5,414	484,826
Vanguard FTSE Emerging Markets ETF	27,285	1,111,591
Vanguard Health Care ETF	3,599	506,811
Vanguard Information Technology ETF	5,882	852,419
Vanguard Intermediate-Term Corporate Bond ETF	182,579	16,034,088
Vanguard Short-Term Bond ETF	1,134,333	90,780,670
Vanguard Short-Term Corporate Bond ETF	1,099,883	88,155,622
Vanguard Short-Term Inflation-Protected Securities ETF	134,872	6,669,420
Vanguard Total Bond Market ETF	1,498,922	122,851,647
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $482,938,694)		$493,859,303
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,004	1,004
TOTAL SHORT-TERM INVESTMENTS (Cost $1,004)		$1,004
Total investments (Cost $515,291,863) - 100.1%		$534,049,856
Other assets and liabilities, net - (0.1%)		(602,012)
TOTAL NET ASSETS - 100.0%		$533,447,844
Percentages are based upon net assets.

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Multi-Index Preservation Portfolios (Formerly John Hancock Retirement Choices Portfolios)

ETF	Exchange-Traded Fund
JHAM	John Hancock Asset Management
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO PORTFOLIO'S INVESTMENTS7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The costs of investments owned on May 31, 2017, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
Multi-Index 2060 Preservation Portfolio	$20,129,981	$764,148	($12,425)	$751,723
Multi-Index 2055 Preservation Portfolio	190,872,997	10,275,817	(79,081)	10,196,736
Multi-Index 2050 Preservation Portfolio	512,351,055	61,860,397	(1,364,117)	60,496,280
Multi-Index 2045 Preservation Portfolio	648,432,609	93,049,796	(1,586,518)	91,463,278
Multi-Index 2040 Preservation Portfolio	850,015,210	122,865,902	(2,223,350)	120,642,552
Multi-Index 2035 Preservation Portfolio	1,091,083,946	158,723,595	(2,977,419)	155,746,176
Multi-Index 2030 Preservation Portfolio	1,316,295,722	174,440,379	(4,347,463)	170,092,916
Multi-Index 2025 Preservation Portfolio	1,369,738,577	146,439,595	(5,869,702)	140,569,893
Multi-Index 2020 Preservation Portfolio	869,453,489	51,493,001	(4,438,005)	47,054,996
Multi-Index Income Preservation Portfolio	521,529,335	13,704,939	(1,184,418)	12,520,521

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multi-Index 2060 Preservation Portfolio
Short Term Government Income	3,348	16,928	(1,095)	19,181	$841	—	($139)	$182,224
Strategic Equity Allocation	198,728	958,665	(67,186)	1,090,207	97,515	$404,859	(16,400)	14,728,702
					$98,356	$404,859	($16,539)	$14,910,926
Multi-Index 2055 Preservation Portfolio
Short Term Government Income	138,562	60,380	(13,958)	184,984	$20,140	—	($3,319)	$1,757,348
Strategic Equity Allocation	8,224,995	2,990,289	(709,227)	10,506,057	2,144,778	$8,904,620	(633,229)	141,936,833
					$2,164,918	$8,904,620	($636,548)	$143,694,181
Multi-Index 2050 Preservation Portfolio
Short Term Government Income	475,797	88,937	(38,607)	526,127	$63,824	—	($12,266)	$4,998,208
Strategic Equity Allocation	28,130,631	4,246,139	(2,473,566)	29,903,204	6,688,159	$27,767,673	(1,440,299)	403,992,290
					$6,751,983	$27,767,673	($1,452,565)	$408,990,498

       8

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multi-Index 2045 Preservation Portfolio
Short Term Government Income	462,077	101,743	(39,670)	524,150	$63,101	—	($18,791)	$4,979,426
Strategic Equity Allocation	36,571,347	5,077,870	(3,235,787)	38,413,430	8,614,867	$35,766,914	(1,275,948)	518,965,441
					$8,677,968	$35,766,914	($1,294,739)	$523,944,867
Multi-Index 2040 Preservation Portfolio
Short Term Government Income	546,165	140,567	(55,090)	631,642	$74,924	—	($25,682)	$6,000,596
Strategic Equity Allocation	46,636,594	6,222,198	(4,270,988)	48,587,804	10,897,280	$45,242,956	(1,674,269)	656,421,229
					$10,972,204	$45,242,956	($1,699,951)	$662,421,825
Multi-Index 2035 Preservation Portfolio
Short Term Government Income	1,354,510	293,854	(105,197)	1,543,167	$184,649	—	($51,989)	$14,660,089
Strategic Equity Allocation	57,719,235	6,253,106	(6,992,409)	56,979,932	12,951,061	$53,769,777	(1,032,023)	769,798,875
					$13,135,710	$53,769,777	($1,084,012)	$784,458,964
Multi-Index 2030 Preservation Portfolio
Short Term Government Income	1,626,746	313,299	(83,255)	1,856,790	$223,870	—	($42,094)	$17,639,508
Strategic Equity Allocation	59,363,860	6,518,410	(9,663,130)	56,219,140	12,980,328	$53,891,287	2,153,837	759,520,580
					$13,204,198	$53,891,287	$2,111,743	$777,160,088
Multi-Index 2025 Preservation Portfolio
Short Term Government Income	2,810,108	386,079	(177,181)	3,019,006	$377,704	—	($88,691)	$28,680,561
Strategic Equity Allocation	44,132,694	4,890,982	(10,446,726)	38,576,950	9,108,839	$37,817,767	8,413,250	521,174,599
					$9,486,543	$37,817,767	$8,324,559	$549,855,160
Multi-Index 2020 Preservation Portfolio
Short Term Government Income	1,766,167	170,898	(194,504)	1,742,561	$231,163	—	($104,886)	$16,554,325
Strategic Equity Allocation	16,498,935	2,024,750	(6,738,517)	11,785,168	2,926,352	$12,149,530	14,603,937	159,217,625
					$3,157,515	$12,149,530	$14,499,051	$175,771,950
Multi-Index Income Preservation Portfolio
Short Term Government Income	1,304,256	34,007	(214,889)	1,123,374	$163,937	—	($67,584)	$10,672,048
Strategic Equity Allocation	2,645,843	427,907	(888,887)	2,184,863	574,016	$2,383,181	1,101,574	29,517,501
					$737,953	$2,383,181	$1,033,990	$40,189,549

For additional information on the Portfolios' significant accounting policies, please refer to the Portfolios' most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RCPQ3	05/17
This report is for the information of the shareholders of John Hancock Multi-Index Preservation Portfolios.		7/17

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 35.9%
Australia - 1.0%
Queensland Treasury Corp.
7.125%, 09/18/2017	NZD	5,565,000	$3,998,873
Canada - 0.4%
Province of British Columbia
6.600%, 01/09/2020(S)	INR	106,000,000	1,665,748
China - 3.3%
Republic of China
1.940%, 08/18/2018	CNY	23,500,000	3,392,477
2.480%, 12/01/2020		31,000,000	4,328,736
2.560%, 06/29/2017		14,000,000	2,070,441
The Export-Import Bank of China
3.650%, 05/14/2019		20,000,000	2,925,121
			12,716,775
India - 6.2%
Government of India
7.590%, 01/11/2026	INR	450,000,000	7,254,165
7.680%, 12/15/2023		85,000,000	1,369,371
8.120%, 12/10/2020		450,000,000	7,288,682
8.270%, 06/09/2020		500,000,000	8,094,723
			24,006,941
Indonesia - 6.4%
Republic of Indonesia
7.000%, 05/15/2027	IDR	24,000,000,000	1,807,207
8.375%, 03/15/2024 to 09/15/2026		233,000,000,000	18,989,091
8.750%, 05/15/2031		47,000,000,000	3,939,602
			24,735,900
Malaysia - 2.0%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,728,904
4.181%, 07/15/2024		18,000,000	4,283,546
4.392%, 04/15/2026		8,000,000	1,913,895
			7,926,345
New Zealand - 2.0%
Dominion of New Zealand
4.500%, 04/15/2027	NZD	3,690,000	2,996,426
5.000%, 03/15/2019		1,900,000	1,413,876
5.500%, 04/15/2023		4,100,000	3,381,162
			7,791,464
Philippines - 3.5%
Republic of the Philippines
3.500%, 04/21/2023	PHP	150,000,000	2,865,707
3.625%, 09/09/2025		142,233,286	2,667,522
3.700%, 02/02/2042		$3,600,000	3,598,704
3.900%, 11/26/2022	PHP	131,000,000	2,569,205
4.950%, 01/15/2021		88,000,000	1,807,735
			13,508,873
Singapore - 2.2%
Republic of Singapore
3.125%, 09/01/2022	SGD	11,000,000	8,544,972

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea - 7.4%
Export-Import Bank of Korea
7.000%, 06/27/2017	INR	241,500,000	$3,735,891
8.000%, 05/15/2018	IDR	50,000,000,000	3,793,483
Republic of Korea
2.750%, 06/10/2017 to 03/10/2018	KRW	16,300,000,000	14,643,253
5.000%, 06/10/2020		1,000,000,000	979,178
5.750%, 09/10/2018		6,000,000,000	5,642,883
			28,794,688
Thailand - 0.9%
Kingdom of Thailand
1.200%, 07/14/2021	THB	127,876,800	3,696,902

Vietnam - 0.6%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$2,000,000	2,179,974
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $143,560,519)			$139,567,455

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 3.7%
U.S. Government - 3.7%
U.S. Treasury Bond
2.875%, 11/15/2046		14,150,000	14,144,467
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $13,711,607)			$14,144,467

CORPORATE BONDS - 57.1%
Australia - 2.9%
Australia & New Zealand Banking Group, Ltd.
4.400%, 05/19/2026(S)		2,100,000	2,189,043
Australia & New Zealand Banking Group, Ltd. (6.750% to 06/15/2026, then 5 Year U.S. ISDAFIX + 5.168%)
06/15/2026(Q)		4,000,000	4,437,864
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	1,865,127
FMG Resources August 2006 Pty, Ltd.
4.750%, 05/15/2022(S)		$2,900,000	2,934,438
			11,426,472
Canada - 1.1%
Nexen Energy ULC
5.875%, 03/10/2035		3,700,000	4,376,038
China - 11.5%
Biostime International Holdings, Ltd.
7.250%, 06/21/2021 (S)		1,600,000	1,676,010
7.250%, 06/21/2021		1,000,000	1,047,610

The accompanying notes are an integral part of the financial statements.

1

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
China (continued)
Bluestar Finance Holdings, Ltd. (4.375% to 12/17/2018, then 3 Year CMT + 7.242%)
12/17/2018(Q)	$3,700,000	$3,774,418
China Cinda Finance 2015 I, Ltd.
4.250%, 04/23/2025	2,500,000	2,539,470
China Construction Bank Corp. (3.875% to 05/13/2020, then 5 Year CMT + 2.425%)
05/13/2025	4,000,000	4,068,276
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022	2,000,000	2,158,192
China Reinsurance Finance Corp., Ltd.
3.375%, 03/09/2022	3,200,000	3,190,170
China Southern Power Grid International Finance BVI Company, Ltd.
3.500%, 05/08/2027(S)	5,000,000	4,961,626
COSCO Finance 2011, Ltd.
4.000%, 12/03/2022	600,000	625,711
Future Land Development Holdings, Ltd.
6.250%, 11/12/2017	2,000,000	2,019,904
Huarong Finance II Company, Ltd.
4.875%, 11/22/2026	3,000,000	3,110,622
Industrial & Commercial Bank of China, Ltd.
4.875%, 09/21/2025	2,500,000	2,658,478
Parkson Retail Group, Ltd.
4.500%, 05/03/2018	2,000,000	1,985,786
Tencent Holdings, Ltd.
3.800%, 02/11/2025	3,000,000	3,124,393
Times Property Holdings, Ltd.
11.450%, 03/05/2020	2,000,000	2,210,828
West China Cement, Ltd.
6.500%, 09/11/2019	1,500,000	1,556,417
Yongda Investment, Ltd.
3.750%, 07/21/2020	4,000,000	4,098,212
		44,806,123
Hong Kong - 10.7%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018	3,000,000	3,000,711
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022	4,000,000	4,144,000
Double Rosy, Ltd.
3.625%, 11/18/2019	4,500,000	4,566,875
FPT Finance, Ltd.
6.375%, 09/28/2020	4,000,000	4,348,000
Hengdeli Holdings, Ltd.
6.250%, 01/29/2018	527,000	532,270

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Hong Kong (continued)
HeSteel Hong Kong Company, Ltd.
4.250%, 04/07/2020		$2,200,000	$2,183,447
HKT Capital No. 2, Ltd.
3.625%, 04/02/2025		3,000,000	3,028,440
HLP Finance, Ltd.
4.750%, 06/25/2022		4,000,000	4,277,700
Kunlun Energy Company, Ltd.
3.750%, 05/13/2025		3,000,000	3,054,660
Melco Resorts Finance, Ltd.
5.000%, 02/15/2021		3,250,000	3,335,475
Proven Honour Capital, Ltd.
4.125%, 05/19/2025		3,600,000	3,694,370
RKI Overseas Finance 2016 A, Ltd.
5.000%, 08/09/2019		3,000,000	3,038,343
The Bank of East Asia, Ltd. (4.250% to 09/13/2017, then 5 Year Singapore Swap Offered Rate + 3.085%)
09/13/2022	SGD	2,750,000	2,001,141
Wharf Finance No. 1, Ltd.
4.000%, 03/27/2018	CNY	1,560,000	228,812
			41,434,244
India - 2.7%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023(S)		$1,600,000	1,694,952
Greenko Investment Company
4.875%, 08/16/2023(S)		1,100,000	1,069,987
NTPC, Ltd.
4.250%, 02/26/2026		1,500,000	1,548,669
Reliance Industries, Ltd.
4.875%, 02/10/2045(S)		3,000,000	3,062,436
Vedanta Resources PLC
7.125%, 05/31/2023		1,000,000	1,026,250
8.250%, 06/07/2021		1,800,000	1,926,000
			10,328,294
Indonesia - 5.7%
Bukit Makmur Mandiri Utama PT
7.750%, 02/13/2022(S)		1,800,000	1,843,263
MPM Global Pte, Ltd.
6.750%, 09/19/2019		2,600,000	2,703,945
Pelabuhan Indonesia II PT
4.250%, 05/05/2025(S)		1,500,000	1,519,890
Pelabuhan Indonesia III Persero PT
4.875%, 10/01/2024(S)		900,000	956,250
Pertamina Persero PT
6.450%, 05/30/2044		2,000,000	2,325,882
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024		3,200,000	3,440,490
Perusahaan Listrik Negara PT

The accompanying notes are an integral part of the financial statements.

2

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Indonesia (continued)
4.125%, 05/15/2027 (S)		$3,400,000	$3,363,235
5.500%, 11/22/2021		4,000,000	4,373,960
Saka Energi Indonesia PT
4.450%, 05/05/2024(S)		1,550,000	1,552,083
			22,078,998
Isle of Man - 0.9%
Gohl Capital, Ltd.
4.250%, 01/24/2027		3,500,000	3,616,764
Malaysia - 2.4%
IOI Investment L BHD
4.375%, 06/27/2022		4,915,000	5,118,624
SSG Resources, Ltd.
4.250%, 10/04/2022		4,000,000	4,213,692
			9,332,316
Mauritius - 0.7%
HT Global IT Solutions Holdings, Ltd.
7.000%, 07/14/2021		2,800,000	2,929,679
Philippines - 0.9%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,834,930
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	813,846
			3,648,776
Singapore - 5.7%
Alam Synergy Pte, Ltd.
6.625%, 04/24/2022		$1,300,000	1,291,511
6.950%, 03/27/2020 (S)		800,000	814,000
Global Logistic Properties, Ltd.
3.875%, 06/04/2025		3,000,000	2,854,659
Mapletree Treasury Services, Ltd. (5.125% to 07/25/2017, then 10 Year Singapore Swap Offered Rate + 4.467%)
07/25/2017(Q)	SGD	3,250,000	2,359,430
ONGC Videsh Vankorneft Pte, Ltd.
3.750%, 07/27/2026		$1,500,000	1,483,391
Oversea-Chinese Banking Corp., Ltd. (3.150% to 03/11/2018, then 5 Year U.S. Swap Rate + 2.279%)
03/11/2023		2,000,000	2,011,400
Singapore Post, Ltd. (4.250% to 03/02/2022, then 10 Year Singapore Swap Offered Rate + 3.692%)
03/02/2022(Q)	SGD	5,000,000	3,789,679
TBG Global Pte, Ltd.
5.250%, 02/10/2022		$2,500,000	2,574,858
Theta Capital Pte, Ltd.
6.750%, 10/31/2026		1,300,000	1,291,255

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Singapore (continued)
United Overseas Bank, Ltd. (3.150% to 07/11/2017, then 5 Year Singapore Swap Offered Rate + 2.115%)
07/11/2022	SGD	5,000,000	$3,620,861
			22,091,044
South Korea - 3.4%
Busan Bank Company, Ltd.
3.625%, 07/25/2026		$4,000,000	3,856,720
Dongbu Insurance Company, Ltd.
3.865%, 05/25/2027	KRW	8,000,000,000	7,142,172
Woori Bank (5.250% to 05/16/2022, then 5 Year CMT + 3.347%)
05/16/2022(Q)(S)		$2,100,000	2,110,500
			13,109,392
Thailand - 2.7%
PTT Global Chemical PCL
4.250%, 09/19/2022		2,000,000	2,117,756
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,137,232
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	4,194,008
4.875%, 01/23/2043		2,700,000	2,886,582
			10,335,578
United States - 4.6%
Inter-American Development Bank
6.000%, 09/05/2017	INR	252,000,000	3,900,391
International Finance Corp.
3.100%, 09/24/2019	CNY	20,000,000	2,883,843
6.450%, 10/30/2018	INR	250,000,000	3,917,851
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,530,661
7.375%, 02/22/2018		2,250,000	1,730,360
Reliance Holding USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,840,795
			17,803,901
Virgin Islands, British - 1.2%
State Grid Overseas Investment 2016, Ltd.
4.000%, 05/04/2047(S)		4,800,000	4,799,977
TOTAL CORPORATE BONDS (Cost $223,411,374)			$222,117,596
Total Investments (Asia Pacific Total Return Bond Fund) (Cost $380,683,500) - 96.7%			$375,829,518
Other assets and liabilities, net - 3.3%			12,953,310
TOTAL NET ASSETS - 100.0%			$388,782,828
Currency Abbreviations

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	369	Short	Sep 2017	($46,403,850)	($46,603,547)	($199,697)
						($199,697)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,050,339	AUD	4,100,000	RBC Dominion Securities	6/23/2017	$4,869	-
USD	20,616,298	KRW	23,022,220,000	RBC Dominion Securities	6/23/2017	47,625	-
USD	9,418,163	NZD	13,600,000	ANZ	6/23/2017	-	($213,252)
USD	11,582,461	SGD	16,058,040	ANZ	6/23/2017	-	(25,923)
						$52,494	($239,175)

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Derivative currency abbreviations

AUD	Australian Dollar
KRW	South Korean Won
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 99.6%
Consumer discretionary - 26.7%
Automobiles - 1.6%
Tesla, Inc. (I)(L)	85,173	$29,044,845
Hotels, restaurants and leisure - 3.8%
Marriott International, Inc., Class A	433,213	46,635,379
McDonald’s Corp.	149,016	22,485,024
		69,120,403
Internet and direct marketing retail - 12.0%
Amazon.com, Inc. (I)	95,274	94,761,424
Expedia, Inc.	105,675	15,193,952
Netflix, Inc. (I)	389,539	63,522,125
The Priceline Group, Inc. (I)	25,434	47,741,907
		221,219,408
Media - 1.7%
Charter Communications, Inc., Class A (I)	89,141	30,802,673
Specialty retail - 5.6%
Industria de Diseno Textil SA	823,851	33,760,648
O’Reilly Automotive, Inc. (I)	95,368	23,086,685
The Home Depot, Inc.	199,393	30,608,819
Ulta Salon Cosmetics & Fragrance, Inc. (I)	49,385	15,054,523
		102,510,675
Textiles, apparel and luxury goods - 2.0%
adidas AG	147,107	28,201,517
NIKE, Inc., Class B	177,566	9,409,222
		37,610,739
		490,308,743
Consumer staples - 3.2%
Beverages - 1.7%
Constellation Brands, Inc., Class A	55,314	10,108,634
Monster Beverage Corp. (I)	418,489	21,158,804
		31,267,438
Food and staples retailing - 1.5%
Costco Wholesale Corp.	148,892	26,864,584
		58,132,022
Energy - 1.5%
Energy equipment and services - 0.6%
Halliburton Company	238,304	10,768,958
Oil, gas and consumable fuels - 0.9%
Concho Resources, Inc. (I)	136,685	17,328,924
		28,097,882
Financials - 2.8%
Banks - 1.1%
JPMorgan Chase & Co.	237,722	19,528,862
Capital markets - 1.7%
The Goldman Sachs Group, Inc.	150,751	31,847,656
		51,376,518
Health care - 8.7%
Biotechnology - 4.7%
Alexion Pharmaceuticals, Inc. (I)	14,899	1,460,549

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc. (I)	186,038	$16,304,370
Celgene Corp. (I)	302,958	34,661,425
Regeneron Pharmaceuticals, Inc. (I)	16,411	7,533,634
Shire PLC, ADR	86,657	14,967,397
Vertex Pharmaceuticals, Inc. (I)	94,175	11,640,030
		86,567,405
Life sciences tools and services - 1.0%
Illumina, Inc. (I)	107,233	19,018,845
Pharmaceuticals - 3.0%
Allergan PLC	120,778	27,024,078
Bristol-Myers Squibb Company	524,123	28,276,436
		55,300,514
		160,886,764
Industrials - 4.5%
Aerospace and defense - 1.5%
The Boeing Company	152,351	28,585,618
Air freight and logistics - 1.4%
FedEx Corp.	131,779	25,544,041
Machinery - 1.6%
Caterpillar, Inc.	88,753	9,357,229
Parker-Hannifin Corp.	126,146	19,864,211
		29,221,440
		83,351,099
Information technology - 50.1%
Internet software and services - 16.8%
Alibaba Group Holding, Ltd., ADR (I)	516,919	63,301,901
Alphabet, Inc., Class A (I)	52,493	51,815,315
Alphabet, Inc., Class C (I)	53,702	51,814,912
Facebook, Inc., Class A (I)	537,886	81,468,214
Tencent Holdings, Ltd.	1,753,275	60,255,409
		308,655,751
IT services - 7.3%
FleetCor Technologies, Inc. (I)	130,147	18,778,911
Mastercard, Inc., Class A	460,272	56,558,223
Visa, Inc., Class A	612,731	58,350,373
		133,687,507
Semiconductors and semiconductor equipment - 6.4%
Broadcom, Ltd.	138,124	33,077,936
NVIDIA Corp.	335,600	48,443,860
QUALCOMM, Inc.	253,649	14,526,478
Texas Instruments, Inc.	263,901	21,769,193
		117,817,467
Software - 13.4%
Activision Blizzard, Inc.	587,275	34,402,570
Adobe Systems, Inc. (I)	326,817	46,362,260
Microsoft Corp.	935,329	65,323,377
Red Hat, Inc. (I)	214,825	19,241,875
salesforce.com, Inc. (I)	512,145	45,908,678
Splunk, Inc. (I)	226,730	13,884,945

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
Workday, Inc., Class A (I)	214,126	$21,408,317
		246,532,022
Technology hardware, storage and peripherals - 6.2%
Apple, Inc.	751,062	114,732,231
		921,424,978
Materials - 1.0%
Chemicals - 1.0%
Albemarle Corp.	164,673	18,706,853
Real estate - 1.1%
Equity real estate investment trusts - 1.1%
Crown Castle International Corp.	197,785	20,104,845
TOTAL COMMON STOCKS (Cost $927,550,527)		$1,832,389,704

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock Collateral Trust, 1.0209% (W)(Y)	2,764,660	27,664,575
TOTAL SECURITIES LENDING COLLATERAL (Cost $27,664,962)		$27,664,575

SHORT-TERM INVESTMENTS - 1.8%
Money market funds - 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	32,898,347	32,898,347
TOTAL SHORT-TERM INVESTMENTS (Cost $32,898,347)		$32,898,347
Total Investments (Capital Appreciation Fund) (Cost $988,113,836) - 102.9%		$1,892,952,626
Other assets and liabilities, net - (2.9%)		(52,894,067)
TOTAL NET ASSETS - 100.0%		$1,840,058,559

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $27,114,281.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 63.5%
Consumer discretionary - 9.8%
Auto components - 0.6%
Adient PLC	165,835	$11,364,673
Hotels, restaurants and leisure - 2.2%
Aramark	547,435	20,397,428
Yum! Brands, Inc.	291,322	21,161,630
		41,559,058
Internet and direct marketing retail - 2.0%
Amazon.com, Inc. (I)	39,083	38,872,733
Media - 0.4%
Liberty Global PLC, Series C (I)	289,988	8,618,443
Specialty retail - 4.6%
AutoZone, Inc. (I)	22,022	13,343,570
Lowe’s Companies, Inc.	282,900	22,284,033
O’Reilly Automotive, Inc. (I)	123,447	29,884,050
The Home Depot, Inc.	152,282	23,376,810
		88,888,463
		189,303,370
Consumer staples - 8.6%
Beverages - 2.1%
Dr. Pepper Snapple Group, Inc.	257,817	23,927,996
PepsiCo, Inc.	141,388	16,524,016
		40,452,012
Food and staples retailing - 1.1%
CVS Health Corp.	105,200	8,082,516
Walgreens Boots Alliance, Inc.	147,567	11,955,878
		20,038,394
Food products - 1.6%
Mondelez International, Inc., Class A	355,592	16,567,031
The Kraft Heinz Company	104,966	9,677,865
Tyson Foods, Inc., Class A	73,835	4,233,699
		30,478,595
Tobacco - 3.8%
Altria Group, Inc.	185,097	13,963,718
British American Tobacco PLC	220,261	15,758,043
Philip Morris International, Inc.	366,900	43,954,620
		73,676,381
		164,645,382
Energy - 1.5%
Oil, gas and consumable fuels - 1.5%
Canadian Natural Resources, Ltd.	557,600	16,092,336
TOTAL SA (L)	243,589	12,868,320
		28,960,656
		28,960,656
Financials - 7.1%
Banks - 1.3%
The PNC Financial Services Group, Inc.	71,500	8,487,050
Wells Fargo & Company	324,299	16,584,651
		25,071,701

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets - 2.6%
State Street Corp.	145,083	$11,818,461
The Bank of New York Mellon Corp.	817,290	38,510,705
		50,329,166
Insurance - 3.2%
Marsh & McLennan Companies, Inc.	657,100	50,964,676
Willis Towers Watson PLC	65,959	9,671,568
		60,636,244
		136,037,111
Health care - 15.7%
Biotechnology - 0.4%
Biogen, Inc. (I)	30,428	7,539,146
Bioverativ, Inc. (I)	3,605	198,599
		7,737,745
Health care equipment and supplies - 5.2%
Abbott Laboratories	823,098	37,582,655
Becton, Dickinson and Company	180,417	34,140,309
Danaher Corp.	339,620	28,847,323
		100,570,287
Health care providers and services - 4.9%
Aetna, Inc.	125,360	18,159,650
Anthem, Inc.	80,500	14,679,175
Cigna Corp.	104,718	16,883,683
DaVita, Inc. (I)	11,445	758,346
Humana, Inc.	88,893	20,646,288
UnitedHealth Group, Inc.	129,061	22,608,906
		93,736,048
Life sciences tools and services - 2.9%
PerkinElmer, Inc.	544,260	34,321,036
Thermo Fisher Scientific, Inc.	119,505	20,649,269
		54,970,305
Pharmaceuticals - 2.3%
GlaxoSmithKline PLC	240,741	5,269,619
Perrigo Company PLC	142,300	10,366,539
Zoetis, Inc. (D)	452,978	28,211,470
		43,847,628
		300,862,013
Industrials - 4.4%
Aerospace and defense - 0.5%
The Boeing Company (D)	49,000	9,193,870
Building products - 1.1%
Johnson Controls International PLC	491,256	20,514,851
Industrial conglomerates - 0.7%
Roper Technologies, Inc.	62,166	14,124,115
Machinery - 1.0%
Fortive Corp.	148,704	9,286,565
IDEX Corp.	2,200	238,634

The accompanying notes are an integral part of the financial statements.

10

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Pentair PLC	134,372	$8,898,114
		18,423,313
Professional services - 1.1%
Equifax, Inc.	43,267	5,918,926
IHS Markit, Ltd. (I)	116,748	5,352,896
RELX PLC	494,736	10,610,862
		21,882,684
		84,138,833
Information technology - 12.5%
Internet software and services - 2.6%
Alphabet, Inc., Class A (I)	5,500	5,428,995
Alphabet, Inc., Class C (I)	45,094	43,509,397
		48,938,392
IT services - 6.8%
Fidelity National Information Services, Inc.	200,922	17,253,172
Fiserv, Inc. (I)	359,229	45,004,209
Mastercard, Inc., Class A	167,215	20,547,379
Visa, Inc., Class A	500,300	47,643,569
		130,448,329
Software - 2.5%
Intuit, Inc.	61,536	8,654,423
Microsoft Corp.	570,500	39,843,720
		48,498,143
Technology hardware, storage and peripherals - 0.6%
Apple, Inc.	75,000	11,457,000
		239,341,864
Materials - 0.6%
Containers and packaging - 0.6%
Ball Corp.	264,000	10,797,600
Real estate - 0.9%
Equity real estate investment trusts - 0.9%
American Tower Corp.	49,480	6,491,281
SBA Communications Corp. (I)	85,760	11,850,317
		18,341,598
		18,341,598
Utilities - 2.4%
Electric utilities - 2.2%
PG&E Corp.	617,857	42,249,062
Multi-utilities - 0.2%
DTE Energy Company	44,300	4,851,736
		47,100,798
TOTAL COMMON STOCKS (Cost $934,567,883)		$1,219,529,225

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES - 3.1%
Financials - 0.5%
State Street Corp., 6.000%	60,000	$1,602,600
State Street Corp. (5.350% to 03/15/2026, then 3 month LIBOR + 3.709%)	30,000	810,600
The Charles Schwab Corp., 5.950%	8,000	214,880
The Charles Schwab Corp., 6.000% (L)	72,000	1,964,880
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR + 4.468%) (L)	27,000	814,860
Wells Fargo & Company, Series L, 7.500%	3,450	4,367,666
		9,775,486
Health care - 0.8%
Becton Dickinson and Company, 6.125%	302,742	16,199,724
Real estate - 0.6%
American Tower Corp., 5.500%	96,815	11,472,578
Utilities - 1.2%
DTE Energy Company, 6.500%	135,564	7,431,618
NextEra Energy, Inc., 6.123%	72,174	3,824,500
SCE Trust I, 5.625%	65,000	1,650,350
SCE Trust II, 5.100%	9,890	247,745
SCE Trust III (5.750% to 03/15/2024, then 3 month LIBOR + 2.990%)	80,739	2,326,091
SCE Trust IV (5.375 to 09/15/2025, then 3 month LIBOR + 3.132%)	180,000	5,130,000
SCE Trust V (5.450 to 03/15/2026, then 3 month LIBOR + 3.790%)	50,000	1,453,000
		22,063,304
TOTAL PREFERRED SECURITIES (Cost $53,832,892)		$59,511,092

CORPORATE BONDS - 20.8%
Consumer discretionary - 4.8%
Altice US Finance I Corp. 5.375%, 07/15/2023(S)	$625,000	652,344
Amazon.com, Inc. 2.600%, 12/05/2019	1,870,000	1,907,731
AutoZone, Inc.
1.625%, 04/21/2019	215,000	213,591
2.500%, 04/15/2021	900,000	901,215
CCO Holdings LLC
5.125%, 02/15/2023	2,600,000	2,695,888
5.125%, 05/01/2023 (S)	725,000	762,613
5.250%, 03/15/2021 to 09/30/2022	5,030,000	5,202,980
5.750%, 09/01/2023 to 01/15/2024	4,255,000	4,490,589
5.875%, 04/01/2024 (S)	1,555,000	1,670,459
Cedar Fair LP
5.375%, 06/01/2024	1,578,000	1,652,955
5.375%, 04/15/2027 (S)	705,000	740,250
Cequel Communications Holdings I LLC 6.375%, 09/15/2020(S)	2,748,000	2,816,700

The accompanying notes are an integral part of the financial statements.

11

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Charter Communications Operating LLC 3.579%, 07/23/2020	$575,000	$597,626
Cox Communications, Inc. 6.250%, 06/01/2018(S)	60,000	62,528
DISH DBS Corp.
4.250%, 04/01/2018	425,000	431,375
4.625%, 07/15/2017	3,050,000	3,053,813
Dollar Tree, Inc. 5.750%, 03/01/2023	3,575,000	3,785,925
Ford Motor Credit Company LLC
1.626%, 09/08/2017 (P)	2,350,000	2,351,481
1.670%, 12/06/2017 (P)	2,725,000	2,727,256
1.724%, 12/06/2017	1,425,000	1,425,885
2.145%, 01/09/2018	1,085,000	1,087,916
2.375%, 03/12/2019	2,500,000	2,509,278
2.597%, 11/04/2019	2,375,000	2,389,530
5.000%, 05/15/2018	990,000	1,018,698
6.625%, 08/15/2017	850,000	858,211
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024(S)	800,000	808,000
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.000%, 06/01/2024(S)	725,000	754,218
L Brands, Inc. 8.500%, 06/15/2019	3,230,000	3,601,450
Lamar Media Corp. 5.875%, 02/01/2022	850,000	881,875
McDonald’s Corp. 2.100%, 12/07/2018	255,000	256,748
Netflix, Inc.
4.375%, 11/15/2026 (S)	5,160,000	5,160,000
5.875%, 02/15/2025	473,000	516,753
Service Corp. International 5.375%, 05/15/2024	1,635,000	1,722,718
Sirius XM Radio, Inc.
4.250%, 05/15/2020 (S)	165,000	167,310
5.750%, 08/01/2021 (S)	1,600,000	1,656,000
6.000%, 07/15/2024 (S)	3,535,000	3,751,519
Time Warner Cable LLC 6.750%, 07/01/2018	2,375,000	2,496,301
Unitymedia GmbH 6.125%, 01/15/2025(S)	3,725,000	3,985,750
Unitymedia Hessen GmbH & Company KG 5.500%, 01/15/2023(S)	6,460,000	6,718,400
Virgin Media Finance PLC 6.000%, 10/15/2024(S)	1,950,000	2,054,813
Virgin Media Secured Finance PLC 5.250%, 01/15/2026(S)	1,725,000	1,755,188
Yum! Brands, Inc. 3.750%, 11/01/2021	4,425,000	4,502,438

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
3.875%, 11/01/2020 to 11/01/2023	$3,730,000	$3,751,571
5.300%, 09/15/2019	835,000	883,013
6.250%, 03/15/2018	1,150,000	1,184,500
		92,615,402
Consumer staples - 1.2%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	1,665,000	1,669,337
2.430%, 02/01/2021 (P)	1,750,000	1,803,226
2.650%, 02/01/2021	925,000	939,830
3.300%, 02/01/2023	1,175,000	1,211,961
Aramark Services, Inc. 5.000%, 04/01/2025(S)	5,625,000	5,906,250
B&G Foods, Inc. 4.625%, 06/01/2021	975,000	996,938
PepsiCo, Inc. 1.250%, 04/30/2018	620,000	619,905
Philip Morris International, Inc.
1.592%, 02/21/2020 (P)	1,275,000	1,282,755
2.000%, 02/21/2020	1,920,000	1,926,639
2.625%, 02/18/2022	2,380,000	2,407,813
Spectrum Brands, Inc.
6.125%, 12/15/2024	725,000	768,500
6.625%, 11/15/2022	1,570,000	1,652,425
The Kroger Company 2.000%, 01/15/2019	645,000	645,927
TreeHouse Foods, Inc. 6.000%, 02/15/2024(S)	275,000	293,563
Walgreens Boots Alliance, Inc. 1.750%, 05/30/2018	1,525,000	1,537,627
		23,662,696
Energy - 1.6%
Canadian Natural Resources, Ltd. 1.750%, 01/15/2018	710,000	709,746
Chevron Corp. 1.365%, 03/02/2018	2,360,000	2,360,507
Concho Resources, Inc. 5.500%, 10/01/2022 to 04/01/2023	9,100,000	9,401,312
Diamondback Energy, Inc. 4.750%, 11/01/2024(S)	750,000	751,875
Enbridge Energy Partners LP 6.500%, 04/15/2018	90,000	93,524
EQT Corp.
6.500%, 04/01/2018	1,165,000	1,207,059
8.125%, 06/01/2019	941,000	1,045,347
Matador Resources Company 6.875%, 04/15/2023	1,650,000	1,732,500
ONEOK Partners LP 2.000%, 10/01/2017	345,000	345,345
Range Resources Corp.
4.875%, 05/15/2025	1,975,000	1,878,719
5.000%, 08/15/2022 to 03/15/2023 (S)	4,350,000	4,248,938

The accompanying notes are an integral part of the financial statements.

12

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Shell International Finance BV 1.632%, 05/11/2020(P)	$3,385,000	$3,413,221
Targa Resources Partners LP
4.125%, 11/15/2019	1,135,000	1,152,025
4.250%, 11/15/2023	1,425,000	1,410,750
5.250%, 05/01/2023	1,450,000	1,495,313
		31,246,181
Financials - 1.7%
Burlington Northern Santa Fe LLC 3.250%, 06/15/2027	1,640,000	1,687,604
HUB International, Ltd. 7.875%, 10/01/2021(S)	6,075,000	6,348,375
JPMorgan Chase & Co. (5.300% to 05/01/2020, then 3 month LIBOR + 3.800%) 05/01/2020(Q)	5,540,000	5,765,201
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	817,619
2.750%, 01/30/2022	865,000	877,052
3.300%, 03/14/2023	315,000	325,583
MSCI, Inc.
5.250%, 11/15/2024 (S)	1,745,000	1,842,546
5.750%, 08/15/2025 (S)	1,675,000	1,814,863
Regions Bank 7.500%, 05/15/2018	15,000	15,789
State Street Corp. (5.250% to 09/15/2020, then 3 month LIBOR + 3.597%) 09/15/2020(Q)	1,550,000	1,627,500
Synovus Financial Corp. 5.125%, 06/15/2017	26,000	26,000
The Bank of New York Mellon Corp. (4.625% to 09/20/2026, then 3 month LIBOR + 3.131%) 09/20/2026(Q)	1,900,000	1,890,500
The Bank of New York Mellon Corp. (4.950% to 06/20/2020, then 3 month LIBOR + 3.420%) 06/20/2020(Q)	2,450,000	2,541,875
The PNC Financial Services Group, Inc. (5.000% to 11/01/2026, then 3 month LIBOR + 3.300%) 11/01/2026(Q)	2,965,000	3,024,300
Trinity Acquisition PLC 4.400%, 03/15/2026	1,560,000	1,638,273
U.S. Bancorp (5.300% to 04/15/2027, then 3 month LIBOR + 2.914%) 04/15/2027(Q)	1,680,000	1,760,808
		32,003,888
Health care - 4.1%
Becton, Dickinson and Company
1.800%, 12/15/2017	1,380,000	1,383,431
2.216%, 06/06/2022 (P)	1,895,000	1,898,601

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Becton, Dickinson and Company
2.675%, 12/15/2019	$1,307,000	$1,322,941
3.363%, 06/06/2024	1,970,000	1,975,910
Centene Corp.
4.750%, 05/15/2022 to 01/15/2025	4,750,000	4,931,150
5.625%, 02/15/2021	5,776,000	6,032,339
6.125%, 02/15/2024	3,620,000	3,933,347
DaVita, Inc. 5.750%, 08/15/2022	11,115,000	11,517,919
Eli Lilly & Company 1.250%, 03/01/2018	1,330,000	1,329,136
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	3,625,000	3,869,688
5.875%, 01/31/2022 (S)	2,025,000	2,247,750
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021(S)	575,000	633,903
HCA, Inc.
3.750%, 03/15/2019	1,050,000	1,072,313
4.250%, 10/15/2019	1,830,000	1,905,396
6.500%, 02/15/2020	8,895,000	9,773,381
8.000%, 10/01/2018	4,520,000	4,881,600
Hologic, Inc. 5.250%, 07/15/2022(S)	5,535,000	5,811,750
Johnson & Johnson 1.125%, 11/21/2017	955,000	954,804
Medtronic Global Holdings SCA
1.700%, 03/28/2019	2,350,000	2,350,298
3.350%, 04/01/2027	1,340,000	1,369,863
Medtronic, Inc.
1.500%, 03/15/2018	1,650,000	1,650,784
2.500%, 03/15/2020	995,000	1,012,321
Pfizer, Inc. 1.200%, 06/01/2018	4,550,000	4,542,993
Teleflex, Inc. 4.875%, 06/01/2026	625,000	640,625
UnitedHealth Group, Inc. 1.400%, 12/15/2017	1,070,000	1,069,743
Universal Health Services, Inc. 3.750%, 08/01/2019(S)	290,000	295,800
		78,407,786
Industrials - 0.7%
Caterpillar Financial Services Corp.
1.250%, 11/06/2017	1,000,000	999,370
2.250%, 12/01/2019	810,000	818,610
CNH Industrial Capital LLC
3.625%, 04/15/2018	3,225,000	3,261,281
3.875%, 07/16/2018	600,000	610,500
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 05/10/2021	260,345	289,308

The accompanying notes are an integral part of the financial statements.

13

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	$1,068,156	$1,123,701
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/2021	258,646	273,518
Delta Air Lines 2011-1 Class A Pass Through Trust 5.300%, 10/15/2020	74,813	78,741
Fortive Corp. 1.800%, 06/15/2019(S)	205,000	204,097
IHS Markit, Ltd. 5.000%, 11/01/2022(S)	2,475,000	2,651,715
Lennox International, Inc. 3.000%, 11/15/2023	510,000	510,581
Moog, Inc. 5.250%, 12/01/2022(S)	550,000	573,375
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	61,265	68,310
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	221,726	235,030
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	292,027	316,849
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	523,607	540,624
US Airways 2013-1 Class B Pass Through Trust 5.375%, 05/15/2023	382,012	398,248
Welbilt, Inc. 9.500%, 02/15/2024	300,000	348,000
Xylem, Inc.
3.250%, 11/01/2026	400,000	400,710
4.875%, 10/01/2021	100,000	108,818
		13,811,386
Information technology - 2.0%
Amphenol Corp.
1.550%, 09/15/2017	500,000	499,997
2.200%, 04/01/2020	1,400,000	1,406,230
3.200%, 04/01/2024	700,000	712,883
Fiserv, Inc. 2.700%, 06/01/2020	1,590,000	1,613,398
Harris Corp. 1.999%, 04/27/2018	670,000	671,245
Microsoft Corp. 3.300%, 02/06/2027	16,230,000	16,770,378
NXP BV
3.750%, 06/01/2018 (S)	11,119,000	11,313,583
4.125%, 06/15/2020 (S)	275,000	289,438

Capital Appreciation Value Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Visa, Inc. 1.200%, 12/14/2017		$5,595,000	$5,594,245
			38,871,397
Materials - 0.7%
Cytec Industries, Inc. 3.950%, 05/01/2025		2,015,000	2,040,427
Ecolab, Inc. 2.000%, 01/14/2019		1,260,000	1,266,817
Reynolds Group Issuer, Inc.
4.658%, 07/15/2021 (P)(S)		2,660,000	2,726,500
5.125%, 07/15/2023 (S)		205,000	212,688
5.750%, 10/15/2020		5,765,000	5,923,538
6.875%, 02/15/2021		486,102	498,254
			12,668,224
Real estate - 1.9%
American Tower Corp. 3.300%, 02/15/2021		965,000	990,578
CBRE Services, Inc. 5.000%, 03/15/2023		1,000,000	1,042,492
Crown Castle International Corp.
4.875%, 04/15/2022		4,175,000	4,573,512
5.250%, 01/15/2023		6,725,000	7,509,101
Iron Mountain, Inc.
4.375%, 06/01/2021 (S)		1,675,000	1,738,499
5.750%, 08/15/2024		3,140,000	3,222,425
6.000%, 10/01/2020 (S)		4,345,000	4,529,663
6.000%, 08/15/2023		625,000	662,500
SBA Communications Corp.
4.875%, 07/15/2022		4,805,000	4,967,169
4.875%, 09/01/2024 (S)		7,450,000	7,558,025
			36,793,964
Telecommunication services - 0.8%
Level 3 Financing, Inc.
5.375%, 08/15/2022		1,682,000	1,732,460
5.625%, 02/01/2023		1,750,000	1,826,563
UPC Holding BV 6.375%, 09/15/2022(S)	EUR	2,600,000	3,061,489
Verizon Communications, Inc.
2.137%, 03/16/2022 (P)		$2,350,000	2,378,567
3.125%, 03/16/2022		2,350,000	2,405,453
Ziggo Secured Finance BV 5.500%, 01/15/2027(S)		4,175,000	4,242,343
			15,646,875
Utilities - 1.3%
Berkshire Hathaway Energy Company 2.400%, 02/01/2020		980,000	991,509
CMS Energy Corp. 8.750%, 06/15/2019		345,000	390,399
Dominion Energy, Inc. 2.962%, 07/01/2019		255,000	258,851
DTE Energy Company 3.800%, 03/15/2027		4,500,000	4,633,646

The accompanying notes are an integral part of the financial statements.

14

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Edison International 2.125%, 04/15/2020	$2,350,000	$2,355,854
NiSource Finance Corp.
3.490%, 05/15/2027	3,370,000	3,415,980
4.375%, 05/15/2047	2,320,000	2,373,170
NSTAR Electric Company 3.200%, 05/15/2027	885,000	898,332
Pacific Gas & Electric Company 3.300%, 03/15/2027	2,145,000	2,194,809
Southern California Gas Company 3.200%, 06/15/2025	1,350,000	1,388,347
The Southern Company
1.550%, 07/01/2018	2,210,000	2,204,055
1.850%, 07/01/2019	1,080,000	1,077,224
Virginia Electric & Power Company
3.150%, 01/15/2026	690,000	695,655
3.500%, 03/15/2027	1,645,000	1,704,110
		24,581,941
TOTAL CORPORATE BONDS (Cost $393,143,951)		$400,309,740

TERM LOANS (M) - 1.5%
Consumer discretionary - 0.1%
Charter Communications Operating LLC
3.050%, 07/01/2020	950,000	954,988
3.050%, 01/03/2021	786,857	791,185
Dollar Tree, Inc. 4.250%, 07/06/2022	100,000	100,938
Kasima LLC 3.650%, 05/17/2021	226,471	227,746
		2,074,857
Consumer staples - 0.2%
Chobani LLC 5.295%, 10/07/2023	3,527,313	3,573,626
Prestige Brands, Inc. 3.795%, 01/26/2024	195,662	197,212
		3,770,838
Financials - 0.6%
HUB International, Ltd. 4.172%, 10/02/2020	10,951,263	11,007,771
Health care - 0.4%
Change Healthcare Holdings LLC 3.795%, 03/01/2024	4,765,000	4,779,295
DaVita, Inc. 3.795%, 06/24/2021	3,416,519	3,441,426
		8,220,721
Industrials - 0.2%
Welbilt, Inc. 4.033%, 03/03/2023	2,534,289	2,557,528
Information technology - 0.0%
Fiserv, Inc. 2.295%, 10/25/2018	385,000	383,075

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
TOTAL TERM LOANS (Cost $27,588,897)		$28,014,790

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral Trust, 1.0209% (W)(Y)	1,359,528	13,604,112
TOTAL SECURITIES LENDING COLLATERAL (Cost $13,604,611)		$13,604,112

SHORT-TERM INVESTMENTS - 12.5%
Money market funds - 12.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	7,000,792	7,000,792
T. Rowe Price Government Money Fund, 0.8310% (Y)	233,467,761	233,467,761
		240,468,553
TOTAL SHORT-TERM INVESTMENTS (Cost $240,468,553)		$240,468,553

Total Investments (Capital Appreciation Value Fund) (Cost $1,663,206,787) - 102.1%		$1,961,437,512
Other assets and liabilities, net - (2.1%)		(39,769,189)
TOTAL NET ASSETS - 100.0%		$1,921,668,323

Currency Abbreviations

EUR	Euro

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $12,967,157.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

15

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

WRITTEN OPTIONS

Options on securities

Counterparty (OTC)	Name of issuer	Exercise price	Expiration date	Number of contracts	Notional amount		Premium	Value
CALLS
Citigroup Global Markets, Inc.	Alphabet Inc. Class C	$900.00	Jan 2018	110	USD	11,000	$356,429	($1,183,055)
Citigroup Global Markets, Inc.	Alphabet Inc. Class C	920.00	Jan 2018	107	USD	10,700	307,592	(1,010,099)
Citigroup Global Markets, Inc.	Alphabet Inc. Class C	940.00	Jan 2018	97	USD	9,700	237,026	(796,856)
Citigroup Global Markets, Inc.	Alphabet Inc. Class C	880.00	Jan 2018	66	USD	6,600	229,231	(803,882)
Citigroup Global Markets, Inc.	Alphabet Inc. Class C	840.00	Jan 2018	23	USD	2,300	98,725	(350,827)
Citigroup Global Markets, Inc.	Alphabet Inc. Class C	860.00	Jan 2018	23	USD	2,300	82,981	(315,083)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	1,000.00	Jan 2018	62	USD	6,200	295,234	(487,010)
Deutsche Bank Securities, Inc.	Amazon.com, Inc.	950.00	Jan 2018	97	USD	9,700	466,806	(1,027,473)
Deutsche Bank Securities, Inc.	Amazon.com, Inc.	1,100.00	Jan 2018	39	USD	3,900	158,670	(153,563)
Deutsche Bank Securities, Inc.	Amazon.com, Inc.	1,080.00	Jan 2018	39	USD	3,900	183,056	(177,938)
Citigroup Global Markets, Inc.	American Tower Corp.	115.00	Jan 2018	187	USD	18,700	71,434	(342,274)
Citigroup Global Markets, Inc.	American Tower Corp.	120.00	Jan 2018	187	USD	18,700	50,864	(265,115)
Citigroup Global Markets, Inc.	Apple, Inc.	175.00	Jan 2018	281	USD	28,100	98,448	(89,219)
Citigroup Global Markets, Inc.	Apple, Inc.	180.00	Jan 2018	282	USD	28,200	73,509	(66,271)
Citigroup Global Markets, Inc.	Biogen, Inc.	350.00	Jan 2018	72	USD	7,200	79,183	(5,040)
Deutsche Bank Securities, Inc.	CVS Health Corp.	90.00	Jan 2018	1,052	USD	105,200	238,642	(67,855)
Deutsche Bank Securities, Inc.	Danaher Corp	90.00	Jan 2018	610	USD	61,000	113,338	(142,997)
Deutsche Bank Securities, Inc.	Danaher Corp.	90.00	Jan 2018	506	USD	50,600	105,113	(118,617)
Citigroup Global Markets, Inc.	Mastercard, Inc.	120.00	Jan 2018	11	USD	1,100	4,939	(9,763)
Citigroup Global Markets, Inc.	Mastercard, Inc. Class A	120.00	Jan 2018	19	USD	1,900	9,585	(16,863)
Citigroup Global Markets, Inc.	Mastercard, Inc. Class A	125.00	Jan 2018	15	USD	1,500	5,219	(9,150)
Citigroup Global Markets, Inc.	Mastercard, Inc. Class A	130.00	Jan 2018	1	USD	100	234	(388)
Merrill Lynch	The Boeing Company	175.00	Jan 2018	490	USD	49,000	270,015	(910,179)
Credit Suisse Securities	The PNC Financial Services Group, Inc.	135.00	Jan 2018	559	USD	55,900	251,098	(127,734)
RBC Capital Markets Corp.	UnitedHealth Group, Inc.	180.00	Jan 2018	495	USD	49,500	268,856	(396,006)
Citigroup Global Markets, Inc.	Visa, Inc. Class A	95.00	Jan 2018	1,721	USD	172,100	493,222	(1,011,087)
Citigroup Global Markets, Inc.	Visa, Inc. Class A	90.00	Jan 2018	937	USD	93,700	355,844	(843,300)
Citigroup Global Markets, Inc.	Visa, Inc. Class A	105.00	Jan 2018	307	USD	30,700	59,436	(57,111)
J.P Morgan	Wells Fargo & Company	65.00	Jan 2018	894	USD	89,400	134,100	(16,091)
Deutsche Bank Securities, Inc.	Zoetis, Inc.	60.00	Jan 2018	1,349	USD	134,900	327,150	(684,179)
Goldman Sachs and Company	Zoetis, Inc.	62.50	Jan 2018	840	USD	84,000	160,056	(310,800)
Deutsche Bank Securities, Inc.	Zoetis, Inc.	65.00	Jan 2018	401	USD	40,100	51,476	(99,246)
							$5,637,511	($11,895,071)

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

16

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 61.8%
U.S. Government - 32.2%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$23,561,000	$21,790,532
2.875%, 11/15/2046	4,783,000	4,781,130
3.000%, 11/15/2045 to 05/15/2047	49,514,000	50,776,208
U.S. Treasury Notes
1.125%, 02/28/2021 to 07/31/2021	14,949,000	14,651,801
1.250%, 03/31/2019 to 05/31/2019	91,230,000	91,169,336
1.375%, 08/31/2020 to 01/31/2021	11,796,000	11,718,958
1.500%, 02/28/2019 to 08/15/2026	127,201,000	126,426,267
1.625%, 03/15/2020 to 07/31/2020	10,336,000	10,382,321
1.750%, 05/31/2022	22,420,000	22,414,754
1.875%, 01/31/2022 to 04/30/2022	91,777,000	92,314,330
2.000%, 10/31/2021 to 11/15/2026	45,778,000	45,925,081
2.250%, 02/15/2027	38,618,000	38,728,139
2.375%, 05/15/2027	29,630,000	30,067,517
		561,146,374
U.S. Government Agency - 29.6%
Federal Home Loan Mortgage Corp.
2.631%, 07/01/2046 (P)	5,987,670	6,111,304
3.000%, TBA (C)	14,000,000	14,057,968
3.097%, 02/01/2045 (P)	849,073	879,708
3.500%, TBA (C)	8,800,000	9,066,750
3.500%, 12/01/2025 to 12/01/2045	35,143,522	37,048,009
4.000%, TBA (C)	4,100,000	4,319,574
4.000%, 10/01/2029 to 04/01/2047	15,913,286	17,003,488
4.500%, 08/01/2020 to 05/01/2047	20,543,076	22,329,329
5.000%, 05/01/2044 to 06/01/2044	1,615,523	1,799,561
Federal National Mortgage Association
1.774%, 10/09/2019 (Z)	17,215,000	16,506,190
3.000%, TBA (C)	22,100,000	22,150,376
3.139%, 03/01/2047 (P)	2,003,295	2,076,433
3.176%, 10/01/2043 (P)	273,809	283,753
3.259%, 04/01/2047 (P)	2,419,768	2,487,445
3.500%, TBA (C)	3,100,000	3,211,133
3.500%, 08/01/2028 to 08/01/2046	51,148,142	53,866,224
4.000%, TBA (C)	32,000,000	33,705,465
4.000%, 04/01/2024 to 05/01/2047	98,485,769	105,131,284
4.380%, 04/01/2040 (P)	582,872	616,158
4.500%, TBA (C)	2,000,000	2,155,156

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. Government and Agency obligations (continued)
U.S. Government Agency (continued)
4.500%, 01/01/2020 to 06/01/2047	$51,291,106	$55,996,617
5.000%, 12/01/2039 to 08/01/2056	11,547,604	12,779,305
6.500%, 12/01/2038	2,323,363	2,696,673
Government National Mortgage Association
3.000%, TBA (C)	16,800,000	17,105,812
3.500%, TBA (C)	34,300,000	35,712,690
3.500%, 06/15/2046 to 01/20/2047	6,043,464	6,311,675
4.000%, 07/15/2045 to 06/20/2047	23,027,586	24,409,427
4.500%, TBA (C)	2,100,000	2,247,164
4.500%, 03/15/2041 to 04/15/2047	4,275,128	4,638,247
5.000%, 12/20/2039 to 11/20/2045	255,058	284,688
6.500%, 08/15/2039	388,248	448,352
		517,435,958
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,077,191,400)		$1,078,582,332

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
Canada - 0.1%
Province of Ontario
1.625%, 01/18/2019	2,425,000	2,428,599
Indonesia - 0.2%
Republic of Indonesia
3.700%, 01/08/2022 (S)	1,925,000	1,975,497
4.350%, 01/08/2027 (S)	810,000	849,899
		2,825,396
Israel - 0.1%
Government of Israel
4.500%, 01/30/2043	880,000	927,333
Japan - 1.1%
Japan Bank for International Cooperation
1.500%, 07/21/2021	6,630,000	6,418,655
1.750%, 05/28/2020	1,968,000	1,945,348
1.875%, 04/20/2021	2,750,000	2,709,053
2.250%, 02/24/2020	6,086,000	6,124,281
2.500%, 06/01/2022	1,684,000	1,693,179
2.875%, 06/01/2027	1,066,000	1,075,555
		19,966,071
Kuwait - 0.2%
State of Kuwait
2.750%, 03/20/2022 (S)	2,460,000	2,484,600

The accompanying notes are an integral part of the financial statements.

17

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Foreign government obligations (continued)
Kuwait (continued)
3.500%, 03/20/2027 (S)	$1,270,000	$1,304,737
		3,789,337
Mexico - 0.4%
Government of Mexico
4.000%, 10/02/2023	1,789,000	1,869,505
4.150%, 03/28/2027	2,940,000	3,035,403
5.750%, 10/12/2110	2,034,000	2,071,629
		6,976,537
Paraguay - 0.1%
Republic of Paraguay
6.100%, 08/11/2044(S)	1,000,000	1,090,030
Qatar - 0.0%
Government of Qatar
2.375%, 06/02/2021(S)	435,000	434,783
Slovenia - 0.2%
Republic of Slovenia
5.500%, 10/26/2022 (S)	1,465,000	1,671,946
5.850%, 05/10/2023 (S)	2,225,000	2,601,581
		4,273,527
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $42,508,107)		$42,711,613

CORPORATE BONDS - 24.7%
Consumer discretionary - 1.6%
Charter Communications Operating LLC
4.464%, 07/23/2022	635,000	681,218
4.908%, 07/23/2025	1,695,000	1,834,487
5.375%, 05/01/2047 (S)	865,000	901,421
Comcast Corp.
2.350%, 01/15/2027	905,000	851,707
3.400%, 07/15/2046	360,000	323,569
Discovery Communications LLC
4.875%, 04/01/2043	745,000	680,542
4.900%, 03/11/2026	645,000	679,095
4.950%, 05/15/2042	370,000	341,603
Ford Motor Company
4.346%, 12/08/2026	915,000	933,786
5.291%, 12/08/2046	1,245,000	1,245,128
Ford Motor Credit Company LLC
3.339%, 03/28/2022	1,695,000	1,716,011
3.810%, 01/09/2024	1,515,000	1,538,507
General Motors Company
6.750%, 04/01/2046	1,609,000	1,864,953
General Motors Financial Company, Inc.
3.700%, 05/09/2023	1,150,000	1,158,097
3.950%, 04/13/2024	1,890,000	1,894,143
Grupo Televisa SAB
5.000%, 05/13/2045	770,000	737,591
6.125%, 01/31/2046	775,000	855,539
McDonald’s Corp.
2.750%, 12/09/2020	825,000	842,597
4.875%, 12/09/2045	1,855,000	2,048,940

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Corporate bonds (continued)
Consumer discretionary (continued)
NBCUniversal Media LLC
4.450%, 01/15/2043	$240,000	$251,680
Time Warner Cable LLC
6.550%, 05/01/2037	450,000	539,483
Time Warner, Inc.
3.800%, 02/15/2027	1,775,000	1,770,476
4.650%, 06/01/2044	105,000	101,231
4.850%, 07/15/2045	785,000	786,674
Viacom, Inc.
2.250%, 02/04/2022	1,040,000	1,010,569
4.375%, 03/15/2043	1,165,000	1,024,642
4.850%, 12/15/2034	866,000	844,411
		27,458,100
Consumer staples - 1.8%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	3,550,000	3,606,914
3.300%, 02/01/2023	2,515,000	2,594,112
4.900%, 02/01/2046	3,025,000	3,353,548
Costco Wholesale Corp.
2.150%, 05/18/2021	3,410,000	3,425,550
2.300%, 05/18/2022	2,380,000	2,388,668
2.750%, 05/18/2024	2,060,000	2,069,221
3.000%, 05/18/2027	2,390,000	2,400,571
Kraft Heinz Foods Company
2.800%, 07/02/2020	2,620,000	2,664,323
3.000%, 06/01/2026	1,595,000	1,529,398
4.375%, 06/01/2046	2,105,000	2,011,706
Reynolds American, Inc.
5.850%, 08/15/2045	1,795,000	2,170,963
Walgreens Boots Alliance, Inc.
3.450%, 06/01/2026	3,240,000	3,238,092
		31,453,066
Energy - 2.4%
Anadarko Petroleum Corp.
5.550%, 03/15/2026	665,000	746,564
Apache Corp.
4.250%, 01/15/2044	605,000	576,249
BP Capital Markets PLC
3.588%, 04/14/2027	2,115,000	2,166,672
3.723%, 11/28/2028	1,215,000	1,254,768
Cenovus Energy, Inc.
5.400%, 06/15/2047(S)	508,000	491,290
Cimarex Energy Company
3.900%, 05/15/2027	930,000	943,529
4.375%, 06/01/2024	1,215,000	1,280,098
Enbridge Energy Partners LP
5.500%, 09/15/2040	760,000	806,935
7.375%, 10/15/2045	445,000	582,433
Encana Corp.
6.500%, 08/15/2034 to 02/01/2038	1,710,000	1,970,899
Energy Transfer LP
2.500%, 06/15/2018	1,275,000	1,281,617
6.125%, 12/15/2045	815,000	907,226
Halliburton Company
5.000%, 11/15/2045	1,596,000	1,715,968

The accompanying notes are an integral part of the financial statements.

18

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Corporate bonds (continued)
Energy (continued)
Hess Corp.
4.300%, 04/01/2027	$995,000	$998,263
5.800%, 04/01/2047	905,000	967,424
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044	690,000	707,568
Kinder Morgan, Inc.
5.000%, 02/15/2021 (S)	2,670,000	2,873,588
5.550%, 06/01/2045	1,340,000	1,428,267
Marathon Petroleum Corp.
4.750%, 09/15/2044	970,000	911,198
5.000%, 09/15/2054	760,000	696,501
Newfield Exploration Company
5.625%, 07/01/2024	1,530,000	1,621,800
ONEOK, Inc.
6.000%, 06/15/2035	350,000	371,000
Petroleos Mexicanos
2.378%, 04/15/2025	700,000	703,042
2.460%, 12/15/2025	2,466,000	2,483,563
5.625%, 01/23/2046	1,220,000	1,100,440
6.500%, 03/13/2027 (S)	1,876,000	2,045,403
6.750%, 09/21/2047	1,040,000	1,069,640
Phillips 66 Partners LP
4.900%, 10/01/2046	1,130,000	1,112,042
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028 (S)	1,175,000	1,189,733
5.000%, 03/15/2027	2,050,000	2,191,251
5.875%, 06/30/2026	665,000	749,737
Shell International Finance BV
4.000%, 05/10/2046	1,137,000	1,121,304
TC PipeLines LP
3.900%, 05/25/2027	1,020,000	1,026,690
Williams Partners LP
3.750%, 06/15/2027	1,435,000	1,434,268
5.100%, 09/15/2045	635,000	654,933
		42,181,903
Financials - 7.7%
American Express Credit Corp.
2.700%, 03/03/2022	5,010,000	5,065,626
American International Group, Inc.
4.375%, 01/15/2055	240,000	230,262
6.250%, 05/01/2036	970,000	1,204,756
Banco Santander SA
3.500%, 04/11/2022	1,205,000	1,228,951
4.250%, 04/11/2027	1,645,000	1,681,068
Bank of America Corp.
2.503%, 10/21/2022	3,405,000	3,359,574
4.183%, 11/25/2027	595,000	606,940
4.450%, 03/03/2026	1,016,000	1,061,029
6.000%, 09/01/2017	1,740,000	1,759,364
Bank of America Corp. (4.244% to 04/24/2037, then 3 month LIBOR + 1.814%)
04/24/2038	580,000	593,041
Barclays PLC
4.950%, 01/10/2047	1,020,000	1,090,680
Capital One Financial Corp.

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Corporate bonds (continued)
Financials (continued)
3.750%, 07/28/2026 to 03/09/2027	$1,730,000	$1,711,508
4.200%, 10/29/2025	456,000	464,814
Chubb INA Holdings, Inc.
4.350%, 11/03/2045	1,515,000	1,651,576
Citigroup, Inc.
1.550%, 08/14/2017	2,470,000	2,470,642
4.450%, 09/29/2027	2,130,000	2,220,911
Citigroup, Inc. (4.281% to 04/24/2047, then 3 month LIBOR + 1.839%)
04/24/2048	1,280,000	1,284,264
Enel Finance International NV
2.875%, 05/25/2022 (S)	3,150,000	3,147,439
3.625%, 05/25/2027 (S)	2,405,000	2,370,031
ERAC USA Finance LLC
2.700%, 11/01/2023(S)	435,000	422,492
GE Capital International Funding Company Unlimited Company
4.418%, 11/15/2035	1,819,000	1,957,735
HSBC Holdings PLC
2.650%, 01/05/2022	3,955,000	3,951,033
4.375%, 11/23/2026	1,868,000	1,941,859
HSBC Holdings PLC (3.262% to 03/13/2022, then 3 month LIBOR + 1.055%)
03/13/2023	3,290,000	3,348,365
HSBC Holdings PLC (4.041% to 03/13/2027, then 3 month LIBOR + 1.546%)
03/13/2028	1,065,000	1,100,787
ING Groep NV
3.150%, 03/29/2022	1,590,000	1,620,461
3.950%, 03/29/2027	1,790,000	1,851,871
JPMorgan Chase & Co.
2.295%, 08/15/2021	2,965,000	2,952,503
2.950%, 10/01/2026	1,915,000	1,851,638
2.972%, 01/15/2023	3,390,000	3,433,948
JPMorgan Chase & Co. (3.540% to 05/01/2027, then 3 month LIBOR + 1.380%)
05/01/2028	1,995,000	2,006,747
JPMorgan Chase & Co. (4.260% to 02/22/2047, then 3 month LIBOR +1.580%)
02/22/2048	1,815,000	1,870,909
Lazard Group LLC
3.750%, 02/13/2025	2,090,000	2,109,587
Marsh & McLennan Companies, Inc.
3.750%, 03/14/2026	900,000	943,489
Massachusetts Mutual Life Insurance Company
4.900%, 04/01/2077(S)	755,000	798,830
Metropolitan Life Global Funding I
1.550%, 09/13/2019 (S)	1,245,000	1,232,403

The accompanying notes are an integral part of the financial statements.

19

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Corporate bonds (continued)
Financials (continued)
1.950%, 09/15/2021 (S)	$2,300,000	$2,259,472
2.650%, 04/08/2022 (S)	1,575,000	1,589,312
Morgan Stanley
2.625%, 11/17/2021	6,445,000	6,460,771
2.750%, 05/19/2022	4,330,000	4,336,378
3.625%, 01/20/2027	1,215,000	1,225,014
4.375%, 01/22/2047	1,570,000	1,618,759
National Australia Bank, Ltd.
2.400%, 12/07/2021 (S)	2,705,000	2,721,774
2.500%, 05/22/2022	2,980,000	2,972,967
Royal Bank of Scotland Group PLC (3.498% to 05/15/2022, then 3 month LIBOR + 1.480%)
05/15/2023	2,245,000	2,249,411
Stadshypotek AB
2.500%, 04/05/2022(S)	6,130,000	6,191,233
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (S)	1,255,000	1,279,352
4.900%, 09/15/2044 (S)	555,000	621,550
The Bank of New York Mellon Corp.
3.250%, 05/16/2027	3,915,000	3,970,331
The Goldman Sachs Group, Inc.
2.350%, 11/15/2021	2,580,000	2,557,642
2.625%, 04/25/2021	1,230,000	1,235,722
2.750%, 09/15/2020	1,570,000	1,590,700
6.125%, 02/15/2033	280,000	348,189
6.750%, 10/01/2037	2,194,000	2,801,788
The Goldman Sachs Group, Inc. (3.691% to 06/05/2027, then 3 month LIBOR + 1.510%)
06/05/2028	2,330,000	2,330,000
The Guardian Life Insurance Company of America
4.850%, 01/24/2077(S)	1,500,000	1,544,799
The Toronto-Dominion Bank
2.250%, 03/15/2021(S)	3,915,000	3,926,385
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (S)	2,960,000	2,937,575
3.491%, 05/23/2023 (S)	2,190,000	2,235,854
4.253%, 03/23/2028 (S)	3,785,000	3,951,510
US Bancorp
3.150%, 04/27/2027	4,400,000	4,424,310
		133,977,931
Health care - 1.8%
Abbott Laboratories
3.750%, 11/30/2026	2,730,000	2,784,343
4.900%, 11/30/2046	290,000	308,508
AbbVie, Inc.
2.500%, 05/14/2020	2,535,000	2,564,976
2.900%, 11/06/2022	610,000	614,825
3.200%, 05/14/2026	1,145,000	1,130,086
4.450%, 05/14/2046	1,710,000	1,706,715
4.500%, 05/14/2035	600,000	619,674

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Corporate bonds (continued)
Health care (continued)
Actavis Funding SCS
4.750%, 03/15/2045	$333,000	$352,843
Allergan Funding SCS
3.800%, 03/15/2025	1,820,000	1,878,346
Becton, Dickinson and Company
2.404%, 06/05/2020	2,175,000	2,179,328
2.894%, 06/06/2022	1,810,000	1,812,565
3.363%, 06/06/2024	1,810,000	1,815,430
3.700%, 06/06/2027	1,450,000	1,449,345
4.685%, 12/15/2044	905,000	917,411
Celgene Corp.
5.000%, 08/15/2045	2,050,000	2,238,305
Eli Lilly & Company
2.350%, 05/15/2022	600,000	604,077
3.100%, 05/15/2027	905,000	917,427
3.950%, 05/15/2047	540,000	550,648
Perrigo Finance Unlimited Company
3.900%, 12/15/2024	740,000	755,956
4.375%, 03/15/2026	1,135,000	1,181,683
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	2,185,000	2,165,785
3.200%, 09/23/2026	2,570,000	2,509,559
		31,057,835
Industrials - 1.0%
Air Lease Corp.
3.625%, 04/01/2027	1,610,000	1,617,119
ERAC USA Finance LLC
3.300%, 12/01/2026 (S)	1,900,000	1,851,892
4.500%, 02/15/2045 (S)	305,000	291,869
FedEx Corp.
4.400%, 01/15/2047	1,025,000	1,030,122
4.550%, 04/01/2046	1,625,000	1,664,943
General Electric Company
5.875%, 01/14/2038	568,000	730,757
Northrop Grumman Corp.
3.200%, 02/01/2027	1,565,000	1,588,342
3.250%, 08/01/2023	1,980,000	2,053,672
3.850%, 04/15/2045	625,000	613,336
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	1,175,000	1,209,644
3.400%, 11/15/2026 (S)	1,890,000	1,854,150
Valmont Industries, Inc.
5.250%, 10/01/2054	915,000	867,610
Wabtec Corp.
3.450%, 11/15/2026(S)	1,460,000	1,445,012
		16,818,468
Information technology - 3.4%
Analog Devices, Inc.
2.500%, 12/05/2021	1,380,000	1,390,093
3.125%, 12/05/2023	1,475,000	1,502,361
3.500%, 12/05/2026	1,120,000	1,133,597
Apple, Inc.
1.800%, 05/11/2020	6,110,000	6,114,692
2.300%, 05/11/2022	6,120,000	6,144,315

The accompanying notes are an integral part of the financial statements.

20

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Corporate bonds (continued)
Information technology (continued)
2.850%, 05/11/2024	$2,725,000	$2,750,501
3.000%, 02/09/2024	2,430,000	2,484,670
3.200%, 05/11/2027	1,810,000	1,833,975
3.350%, 02/09/2027	1,800,000	1,846,780
4.250%, 02/09/2047	120,000	125,649
4.375%, 05/13/2045	605,000	647,328
Cisco Systems, Inc.
1.400%, 09/20/2019	3,825,000	3,804,211
1.850%, 09/20/2021	4,180,000	4,138,396
Dell International LLC
6.020%, 06/15/2026(S)	1,950,000	2,150,862
Fidelity National Information Services, Inc.
2.250%, 08/15/2021	1,080,000	1,073,373
2.850%, 10/15/2018	1,845,000	1,869,118
3.625%, 10/15/2020	1,500,000	1,567,493
Hewlett Packard Enterprise Company
4.900%, 10/15/2025	635,000	671,312
6.350%, 10/15/2045	1,640,000	1,760,786
Microsoft Corp.
2.000%, 08/08/2023	1,655,000	1,616,159
2.400%, 02/06/2022	2,460,000	2,498,223
2.875%, 02/06/2024	2,145,000	2,183,582
3.450%, 08/08/2036	630,000	616,585
3.700%, 08/08/2046	1,355,000	1,322,873
4.100%, 02/06/2037	1,230,000	1,307,761
4.250%, 02/06/2047	600,000	637,720
4.500%, 02/06/2057	615,000	663,383
Oracle Corp.
2.400%, 09/15/2023	3,280,000	3,249,257
QUALCOMM, Inc.
2.100%, 05/20/2020	1,365,000	1,370,008
2.600%, 01/30/2023	1,225,000	1,226,877
2.900%, 05/20/2024	630,000	628,657
		60,330,597
Materials - 1.1%
Barrick North America Finance LLC
5.700%, 05/30/2041	915,000	1,070,550
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	935,000	1,070,895
CF Industries, Inc.
3.400%, 12/01/2021 (S)	1,325,000	1,337,773
4.500%, 12/01/2026 (S)	1,655,000	1,708,057
Fibria Overseas Finance, Ltd.
5.500%, 01/17/2027	1,220,000	1,257,820
International Paper Company
5.150%, 05/15/2046	1,490,000	1,656,995
LYB International Finance II BV
3.500%, 03/02/2027	210,000	208,639
Potash Corp. of Saskatchewan, Inc.
4.000%, 12/15/2026	2,490,000	2,577,877
The Sherwin-Williams Company
2.750%, 06/01/2022	3,165,000	3,177,344
3.450%, 06/01/2027	2,190,000	2,212,093
4.500%, 06/01/2047	1,005,000	1,026,362
Vale Overseas, Ltd.
5.875%, 06/10/2021	715,000	769,662

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

Corporate bonds (continued)
Materials (continued)
6.250%, 08/10/2026	$1,040,000	$1,123,200
		19,197,267
Real estate - 0.6%
DDR Corp.
3.375%, 05/15/2023	1,680,000	1,635,774
4.625%, 07/15/2022	1,850,000	1,938,082
Mid-America Apartments LP
3.600%, 06/01/2027	1,025,000	1,027,993
3.750%, 06/15/2024	1,625,000	1,677,046
4.000%, 11/15/2025	620,000	646,020
4.300%, 10/15/2023	690,000	735,196
Tanger Properties LP
3.750%, 12/01/2024	825,000	831,859
3.875%, 12/01/2023	885,000	908,770
WEA Finance LLC
3.150%, 04/05/2022(S)	1,770,000	1,793,281
		11,194,021
Telecommunication services - 1.4%
AT&T, Inc.
3.400%, 05/15/2025	3,705,000	3,639,885
3.950%, 01/15/2025	2,320,000	2,369,794
4.250%, 03/01/2027	1,395,000	1,435,585
4.450%, 04/01/2024	1,790,000	1,892,098
5.250%, 03/01/2037	2,005,000	2,095,566
5.450%, 03/01/2047	1,560,000	1,647,279
Telefonica Emisiones SAU
5.213%, 03/08/2047	960,000	1,009,660
Verizon Communications, Inc.
2.946%, 03/15/2022 (S)	2,445,000	2,479,245
4.125%, 03/16/2027 to 08/15/2046	5,010,000	4,732,597
4.272%, 01/15/2036	473,000	450,721
4.400%, 11/01/2034	2,642,000	2,584,560
		24,336,990
Utilities - 1.9%
Alabama Power Company
2.450%, 03/30/2022	1,570,000	1,571,524
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,695,000	1,694,966
Appalachian Power Company
3.300%, 06/01/2027	1,020,000	1,038,716
Dominion Energy, Inc.
1.600%, 08/15/2019	1,245,000	1,233,240
2.000%, 08/15/2021	935,000	921,065
Duke Energy Carolinas LLC
2.500%, 03/15/2023	1,310,000	1,315,599
3.875%, 03/15/2046	665,000	673,189
Duke Energy Corp.
1.800%, 09/01/2021	1,435,000	1,403,017
3.750%, 09/01/2046	770,000	720,507
Duke Energy Florida LLC
3.400%, 10/01/2046	615,000	572,322
Electricite de France SA
6.000%, 01/22/2114(S)	825,000	860,648

The accompanying notes are an integral part of the financial statements.

21

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Corporate bonds (continued)
Utilities (continued)
Georgia Power Company
4.300%, 03/15/2042	$320,000	$323,651
Great Plains Energy, Inc.
3.150%, 04/01/2022	1,420,000	1,443,697
3.900%, 04/01/2027	1,760,000	1,784,138
4.850%, 04/01/2047	640,000	657,882
Indiana Michigan Power Company
4.550%, 03/15/2046	665,000	717,409
MidAmerican Energy Company
4.250%, 05/01/2046	900,000	959,362
Oklahoma Gas & Electric Company
4.150%, 04/01/2047	1,310,000	1,352,891
PECO Energy Company
3.150%, 10/15/2025	1,665,000	1,703,510
PPL Electric Utilities Corp.
4.150%, 10/01/2045	1,105,000	1,167,098
Rochester Gas & Electric Corp.
3.100%, 06/01/2027(S)	585,000	586,530
Sierra Pacific Power Company
2.600%, 05/01/2026	1,450,000	1,408,221
Southern Company Gas Capital Corp.
2.450%, 10/01/2023	955,000	930,395
Southwestern Electric Power Company
3.900%, 04/01/2045	425,000	414,391
State Grid Overseas Investment 2016, Ltd.
2.750%, 05/04/2022 (S)	1,935,000	1,931,298
3.500%, 05/04/2027 (S)	1,330,000	1,329,375
The Southern Company
3.250%, 07/01/2026	635,000	623,320
4.400%, 07/01/2046	880,000	876,591
Virginia Electric & Power Company
2.950%, 11/15/2026	915,000	907,875
Westar Energy, Inc.
3.100%, 04/01/2027	1,570,000	1,575,281
		32,697,708
TOTAL CORPORATE BONDS (Cost $423,548,990)		$430,703,886

MUNICIPAL BONDS - 0.6%
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,215,000	1,754,193
Los Angeles Community College District (California) 6.750%, 08/01/2049	1,530,000	2,290,487
North Texas Tollway Authority 6.718%, 01/01/2049	1,465,000	2,115,064
Port Authority of New York & New Jersey 4.458%, 10/01/2062	2,145,000	2,305,425
State of California 7.600%, 11/01/2040	1,125,000	1,725,424

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Municipal bonds (continued)
The Ohio State University 4.800%, 06/01/2111	$600,000	$608,772
TOTAL MUNICIPAL BONDS (Cost $10,044,358)		$10,799,365

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
Commercial and residential - 3.6%
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	425,845	420,702
Series 2016-CD1, Class ASB, 2.622%, 08/10/2049	1,295,000	1,289,376
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	702,000	727,929
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A4, 4.961%, 04/15/2044 (P)(S)	1,110,000	1,190,998
Series 2016-C3, Class A1, 1.793%, 01/10/2048	714,391	713,755
Series 2016-C4, Class A4, 3.283%, 05/10/2058	890,000	901,593
Series 2016-C7, Class A2, 3.585%, 12/10/2054	934,000	966,913
Series 2016-C7, Class A3, 3.839%, 12/10/2054	579,000	610,364
Series 2017-C8, Class A1, 2.029%, 06/15/2050	577,000	577,087
Series 2017-C8, Class A4, 3.645%, 06/15/2050	1,057,000	1,089,640
Series 2017-C8, Class ASB, 3.466%, 06/15/2050	733,000	755,980
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A2, 1.987%, 04/10/2046	1,200,000	1,204,077
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	555,000	569,252
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	741,000	753,419
Series 2012-CR4, Class A2, 1.801%, 10/15/2045	230,213	230,341
Series 2013-CR10, Class A2, 2.972%, 08/10/2046	484,000	491,854
Series 2013-CR11, Class A1, 1.468%, 08/10/2050	192,244	192,093
Series 2013-CR12, Class A1, 1.295%, 10/10/2046	62,099	61,938
Series 2013-CR12, Class A4, 4.046%, 10/10/2046	80,000	85,900
Series 2013-CR6, Class A1, 0.719%, 03/10/2046	90,289	90,049
Series 2013-CR6, Class A2, 2.122%, 03/10/2046	2,288,000	2,295,254
Series 2014-CR16, Class ASB, 3.653%, 04/10/2047	940,000	994,651

The accompanying notes are an integral part of the financial statements.

22

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Collateralized mortgage obligations (continued)
Commercial and residential (continued)
Series 2014-UBS6, Class AM, 4.048%, 12/10/2047	$1,206,000	$1,266,158
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	562,000	570,693
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2010-C1, Class A2, 3.830%, 07/10/2046 (S)	145,481	147,075
Series 2012-LC4, Class A3, 3.069%, 12/10/2044	179,974	183,163
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company), Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	195,000	205,193
Commercial Mortgage Trust (Deutsche Bank AG/UBS), Series 2014-UBS2, Class A5
3.961%, 03/10/2047	248,000	263,500
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4, 3.808%, 11/15/2048	1,619,000	1,705,100
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	279,000	292,880
Series 2016-C7, Class A5, 3.502%, 11/15/2049	1,501,000	1,544,507
GS Mortgage Securities Trust
Series 2011-GC5, Class A2, 2.999%, 08/10/2044	8,018	8,013
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	181,000	183,595
Series 2013-GC14, Class AAB, 3.817%, 08/10/2046	1,543,000	1,638,966
Series 2013-GC16, Class A2, 3.033%, 11/10/2046	494,094	502,015
Series 2016-GS3, Class A4, 2.850%, 10/10/2049	572,000	564,517
Series 2016-GS3, Class AAB, 2.777%, 10/10/2049	857,000	863,875
Series 2016-GS4, Class A4, 3.442%, 11/10/2049	734,000	759,205
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,437,000	3,559,496
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1
5.314%, 01/25/2051(S)	1,799,273	2,005,129
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2, 2.977%, 11/15/2045	478,552	486,088
Series 2014-C21, Class A5, 3.775%, 08/15/2047	822,000	868,867

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Collateralized mortgage obligations (continued)
Commercial and residential (continued)
Series 2015-C28, Class A2, 2.773%, 10/15/2048	$542,000	$553,077
Series 2015-C28, Class A3, 2.912%, 10/15/2048	3,160,000	3,157,815
Series 2015-C28, Class A4, 3.227%, 10/15/2048	1,118,000	1,137,378
Series 2015-C30, Class AS, 4.226%, 07/15/2048 (P)	1,309,000	1,388,600
Series 2016-C1, Class ASB, 3.316%, 03/15/2049	1,019,000	1,060,989
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class ASB, 3.548%, 03/15/2050	2,835,000	2,984,175
Series 2017-JP6, Class A5, 3.489%, 07/15/2050	454,000	469,896
Series 2017-JP6, Class ASB, 3.282%, 07/15/2050	781,000	807,744
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB
3.491%, 03/15/2050	281,000	294,599
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class A2, 3.616%, 11/15/2043 (S)	383,180	386,099
Series 2010-CNTR, Class A1, 3.300%, 08/05/2032 (S)	177,888	179,252
Series 2010-CNTR, Class A2, 4.311%, 08/05/2032 (S)	2,025,000	2,116,624
Series 2011-C3A, Class A4, 4.717%, 02/15/2046 (S)	579,000	622,407
Series 2011-C4, Class A3, 4.106%, 07/15/2046 (S)	2,254,078	2,301,683
Series 2012-LC9, Class A2, 1.677%, 12/15/2047	211,193	211,229
Series 2013-C13, Class A2, 2.665%, 01/15/2046	308,000	311,528
Series 2014-C20, Class A2, 2.872%, 07/15/2047	516,000	526,241
Series 2014-C20, Class A5, 3.805%, 07/15/2047	65,000	68,803
Series 2015-JP1, Class ASB, 3.733%, 01/15/2049	280,000	298,230
Series 2016-JP2, Class A1, 1.324%, 08/15/2049	539,616	533,846
Series 2016-JP2, Class ASB, 2.713%, 08/15/2049	770,000	773,960
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A2, 1.868%, 11/15/2045	240,138	240,139
Series 2013-C10, Class A2, 2.964%, 07/15/2046	339,127	341,727

The accompanying notes are an integral part of the financial statements.

23

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Collateralized mortgage obligations (continued)
Commercial and residential (continued)
Series 2013-C9, Class A, 1.970%, 05/15/2046	$261,699	$262,230
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	2,640,000	2,771,854
Series 2015-C27, Class A4, 3.753%, 12/15/2047	1,239,000	1,306,497
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	1,260,500	1,246,949
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	646,000	644,408
Series 2016-UBS9, Class A1, 1.711%, 03/15/2049	621,752	615,688
Series 2017-H1, Class A5, 3.530%, 06/15/2050	796,000	819,860
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A2, 2.113%, 05/10/2063	56,677	56,646
Series 2012-C4, Class A2, 1.712%, 12/10/2045	865,227	865,320
		63,186,693
U.S. Government Agency - 1.5%
Federal Home Loan Mortgage Corp.
Series 3829, Class ED, 3.500%, 10/15/2028	391,725	394,542
Series 3838, Class QE, 3.500%, 01/15/2029	646,143	653,586
Series 4225, Class A, 4.000%, 09/15/2040	656,626	696,698
Series 4529, Class HC, 3.000%, 10/15/2039	638,051	651,473
Series 4640, Class LD, 4.000%, 09/15/2043	4,937,546	5,262,857
Federal National Mortgage Association
Series 2007-108, Class AN, 8.085%, 11/25/2037 (P)	254,341	296,732
Series 2011-43, Class AN, 3.500%, 12/25/2028	711,505	716,421
Series 2014-40, Class EP, 3.500%, 10/25/2042	1,103,442	1,157,657
Series 2015-M3, Class FA, 1.215%, 06/25/2018 (P)	2,039,944	2,039,788
Series 2016-106, Class BA, 3.000%, 06/25/2045	2,259,519	2,309,723
Series 2016-59, Class CA, 3.500%, 09/25/2043	5,529,384	5,806,034
Series 2016-89, Class HA, 3.000%, 12/25/2046	1,214,255	1,244,081
Series 2016-M11, Class A2, 2.369%, 07/25/2026 (P)	2,052,000	1,987,694
Series 397, Class 6, 2.000%, 09/25/2039	1,646,239	1,630,059

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

Collateralized mortgage obligations (continued)
U.S. Government Agency (continued)
Series FNA-2017, Class M4 A2, 2.597%, 12/25/2026 (P)	$1,405,000	$1,383,549
		26,230,894
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,466,739)		$89,417,587

ASSET BACKED SECURITIES - 14.6%
Ally Auto Receivables Trust
Series 2015-2, Class A4, 1.840%, 06/15/2020	287,000	288,083
Series 2017-1, Class A4, 1.990%, 11/15/2021	569,000	571,664
Series 2017-2, Class A4, 2.100%, 03/15/2022	1,322,000	1,329,043
Series 2017-3, Class A4, 2.010%, 03/15/2022	802,000	802,121
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	2,183,000	2,184,091
Series 2017-1, Class A, 1.389%, 02/15/2021 (P)	995,000	996,691
American Express Credit Account Master Trust, Series 2017-1, Class A
1.930%, 09/15/2022	3,568,000	3,586,564
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A3
1.530%, 07/08/2021	1,771,000	1,764,813
Avis Budget Rental Car Funding AESOP LLC
Series 2014-1A, Class A, 2.460%, 07/20/2020 (S)	2,010,000	2,017,586
Series 2014-2A, Class A, 2.500%, 02/20/2021 (S)	2,334,000	2,327,695
Series 2017-1A, Class A, 3.070%, 09/20/2023 (S)	2,761,000	2,753,052
Bank of The West Auto Trust, Series 2014-1, Class A3
1.090%, 03/15/2019(S)	105,228	105,179
Barclays Dryrock Issuance Trust, Series 2017-1, Class A
1.347%, 03/15/2023(P)	1,063,000	1,064,409
California Republic Auto Receivables Trust
Series 2015-1, Class A4, 1.820%, 09/15/2020	730,000	730,976
Series 2015-4, Class A4, 2.580%, 06/15/2021 (S)	1,505,000	1,523,973
Series 2016-1, Class A3, 1.890%, 05/15/2020	1,599,000	1,602,782
Series 2016-1, Class A4, 2.240%, 10/15/2021	3,056,000	3,081,301

The accompanying notes are an integral part of the financial statements.

24

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

Asset backed securities (continued)
Series 2016-2, Class A4, 1.830%, 12/15/2021	$1,584,000	$1,584,337
Series 2017-1, Class A2, 1.550%, 11/15/2019	1,296,000	1,295,934
Series 2017-1, Class A3, 1.900%, 03/15/2021	1,296,000	1,296,784
Series 2017-1, Class A4, 2.280%, 06/15/2022	588,000	591,669
Capital Auto Receivables Asset Trust
Series 2014-1, Class A4, 1.690%, 10/22/2018	43,784	43,787
Series 2015-2, Class A2, 1.390%, 09/20/2018	246,019	246,002
Series 2015-2, Class A3, 1.730%, 09/20/2019	2,437,000	2,440,883
Series 2015-2, Class A4, 1.970%, 01/21/2020	1,283,000	1,288,312
Series 2015-3, Class A3, 1.940%, 01/21/2020	1,540,000	1,545,040
Series 2015-4, Class A2, 1.620%, 03/20/2019	946,000	946,423
Series 2015-4, Class A4, 2.010%, 07/20/2020	776,000	779,497
Series 2016-1, Class A2A, 1.500%, 11/20/2018	547,019	547,085
Series 2016-1, Class A4, 1.980%, 10/20/2020	765,000	767,965
Series 2016-2, Class A2A, 1.320%, 01/22/2019	307,188	307,084
Series 2016-2, Class A3, 1.460%, 06/22/2020	1,325,000	1,322,920
Series 2016-3, Class A2A, 1.360%, 04/22/2019	628,812	628,731
Series 2016-3, Class A3, 1.540%, 08/20/2020	803,000	802,719
Series 2016-3, Class A4, 1.690%, 03/20/2021	674,000	673,550
Capital One Multi-Asset Execution Trust
Series 2015-A1, Class A, 1.390%, 01/15/2021	162,000	162,008
Series 2017-A1, Class A1, 2.000%, 01/17/2023	1,129,000	1,137,201
Flagship Credit Auto Trust, Series 2016-3, Class A2
2.050%, 11/15/2020(S)	910,000	911,524
Hertz Vehicle Financing II LP
Series 2015-1A, Class A, 2.730%, 03/25/2021 (S)	5,883,000	5,853,407
Series 2015-3A, Class A, 2.670%, 09/25/2021 (S)	2,840,000	2,806,919
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2, 1.830%, 08/25/2019 (S)	750,000	748,137
Series 2016-2A, Class A, 2.950%, 03/25/2022 (S)	563,000	559,177
Series 2016-3A, Class A, 2.270%, 07/25/2020 (S)	1,787,000	1,777,767

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Asset backed securities (continued)
Series 2016-3A, Class B, 3.110%, 07/25/2020 (S)	$711,000	$702,007
Series 2016-4A, Class A, 2.650%, 07/25/2022 (S)	1,598,000	1,562,692
Honda Auto Receivables Owner Trust, Series 2015-1, Class A4
1.320%, 11/16/2020	1,186,000	1,185,613
Hyundai Auto Receivables Trust, Series 2017-A, Class A4
2.090%, 04/17/2023	923,000	928,606
Navient Private Education Loan Trust
Series 2014-AA, Class A2A, 2.740%, 02/15/2029 (S)	505,313	511,891
Series 2014-AA, Class A3, 2.589%, 10/15/2031 (P)(S)	2,054,000	2,094,861
Series 2014-CTA, Class A, 1.689%, 09/16/2024 (P)(S)	1,078,756	1,080,531
Series 2015-AA, Class A2B, 2.189%, 12/15/2028 (P)(S)	485,000	491,859
Series 2015-CA, Class B, 3.250%, 05/15/2040 (S)	915,000	927,148
Series 2016-AA, Class A2A, 3.910%, 12/15/2045 (S)	5,574,000	5,809,811
Series 2016-AA, Class A2B, 3.139%, 12/15/2045 (P)(S)	1,260,000	1,308,000
Navient Student Loan Trust
Series 2014-1, Class A3, 1.534%, 06/25/2031 (P)	1,065,000	1,051,208
Series 2015-1, Class A2, 1.624%, 04/25/2040 (P)	5,794,000	5,746,632
Series 2016-1A, Class A, 1.724%, 02/25/2070 (P)(S)	813,395	803,913
Series 2016-5A, Class A, 2.274%, 06/25/2065 (P)(S)	987,640	1,002,142
Series 2016-7A, Class A, 2.174%, 03/25/2066 (P)(S)	1,754,821	1,771,199
Series 2017-1A, Class A3, 2.174%, 07/26/2066 (P)(S)	5,962,000	6,029,434
Series 2017-2A, Class A, 2.074%, 12/27/2066 (P)(S)	5,018,930	5,045,590
Series 2017-3A, Class A2, 1.661%, 07/26/2066 (P)(S)	798,000	801,253
Series 2017-3A, Class A3, 2.111%, 07/26/2066 (P)(S)	3,560,000	3,562,574
Nelnet Student Loan Trust
Series 2004-3, Class A5, 1.336%, 10/27/2036 (P)	903,875	884,584
Series 2004-4, Class A5, 1.316%, 01/25/2037 (P)	789,400	779,023
Series 2005-1, Class A5, 1.266%, 10/25/2033 (P)	2,543,140	2,491,807
Series 2005-2, Class A5, 1.256%, 03/23/2037 (P)	954,880	932,978
Series 2005-3, Class A5, 1.276%, 12/24/2035 (P)	1,191,247	1,170,682
Series 2005-4, Class A4, 1.336%, 03/22/2032 (P)	832,000	783,453

The accompanying notes are an integral part of the financial statements.

25

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

Asset backed securities (continued)
Series 2006-2, Class A6, 1.276%, 04/25/2031 (P)	$3,440,000	$3,426,683
Series 2010-4, Class A, 1.824%, 04/25/2046 (P)(S)	260,469	260,145
Series 2016-1A, Class A, 1.824%, 09/25/2065 (P)(S)	1,999,794	2,015,960
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A
1.380%, 07/15/2019	702,764	702,694
SLC Student Loan Trust, Series 2007-1, Class A4
1.242%, 05/15/2029(P)	4,348,294	4,278,384
SLM Private Education Loan Trust
Series 2012-D, Class A2, 2.950%, 02/15/2046 (S)	559,893	563,905
Series 2013-A, Class A1, 1.589%, 08/15/2022 (P)(S)	49,830	49,835
Series 2013-A, Class A2A, 1.770%, 05/17/2027 (S)	549,000	548,523
Series 2013-A, Class A2B, 2.039%, 05/17/2027 (P)(S)	1,189,000	1,196,380
Series 2013-B, Class A2A, 1.850%, 06/17/2030 (S)	1,162,000	1,159,905
Series 2013-B, Class A2B, 2.089%, 06/17/2030 (P)(S)	823,000	830,499
Series 2013-C, Class A2A, 2.940%, 10/15/2031 (S)	869,199	881,784
Series 2014-A, Class A2A, 2.590%, 01/15/2026 (S)	1,127,000	1,137,498
SLM Student Loan Trust
Series 2003-1, Class A5C, 1.881%, 12/15/2032 (P)(S)	1,266,081	1,236,296
Series 2004-10, Class A7A, 1.906%, 10/25/2029 (P)(S)	2,777,000	2,776,947
Series 2005-6, Class A5B, 2.356%, 07/27/2026 (P)	128,700	129,221
Series 2005-8, Class A4, 1.706%, 01/25/2028 (P)	3,155,209	3,171,930
Series 2006-3, Class A5, 1.256%, 01/25/2021 (P)	2,467,000	2,400,337
Series 2007-2, Class A3, 1.196%, 01/25/2019 (P)	644,632	641,853
Series 2007-2, Class A4, 1.216%, 07/25/2022 (P)	2,578,000	2,492,008
Series 2007-2, Class B, 1.326%, 07/25/2025 (P)	2,151,000	1,791,296
Series 2007-3, Class A3, 1.196%, 04/25/2019 (P)	2,282,531	2,262,229
Series 2010-1, Class A, 1.424%, 03/25/2025 (P)	568,623	559,624
Series 2012-1, Class A3, 1.974%, 09/25/2028 (P)	5,801,000	5,823,776
Series 2012-2, Class A, 1.724%, 01/25/2029 (P)	1,787,175	1,777,632
Series 2012-3, Class A, 1.674%, 12/27/2038 (P)	1,577,543	1,582,156
Series 2012-6, Class A3, 1.774%, 05/26/2026 (P)	941,576	933,962

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Asset backed securities (continued)
Series 2012-6, Class B, 2.024%, 04/27/2043 (P)	$720,000	$656,706
Series 2013-1, Class B, 2.824%, 11/25/2070 (P)	185,000	183,275
Series 2013-6, Class A3, 1.674%, 06/25/2055 (P)	2,976,000	2,989,638
Series 2014-2, Class A3, 1.614%, 03/25/2055 (P)	4,771,000	4,768,784
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.490%, 06/15/2027 (S)	5,452,000	5,458,042
Series 2015-A, Class A2B, 1.989%, 06/15/2027 (P)(S)	2,328,000	2,345,378
Series 2015-B, Class A2A, 2.980%, 07/15/2027 (S)	834,000	849,570
Series 2015-B, Class A2B, 2.189%, 07/15/2027 (P)(S)	3,363,000	3,394,680
Series 2015-C, Class A2A, 2.750%, 07/15/2027 (S)	1,387,000	1,407,071
Series 2015-C, Class A2B, 2.389%, 07/15/2027 (P)(S)	1,053,000	1,073,654
Series 2016-A, Class A2A, 2.700%, 05/15/2031 (S)	3,321,000	3,349,044
Series 2016-A, Class A2B, 2.489%, 05/15/2031 (P)(S)	10,412,000	10,734,344
Series 2016-B, Class A2A, 2.430%, 02/17/2032 (S)	592,000	590,008
Series 2016-B, Class A2B, 2.439%, 02/17/2032 (P)(S)	4,891,000	5,032,068
Series 2016-C, Class A2A, 2.340%, 09/15/2034 (S)	8,016,000	7,876,450
Series 2016-C, Class A2B, 2.089%, 09/15/2034 (P)(S)	2,806,000	2,843,423
Series 2017-A, Class A2A, 2.880%, 09/15/2034 (S)	2,624,000	2,663,840
Series 2017-A, Class A2B, 1.889%, 09/15/2034 (P)(S)	3,498,000	3,524,347
SoFi Professional Loan Program LLC
Series 2016-A, Class A2, 2.760%, 12/26/2036 (S)	2,861,853	2,898,199
Series 2016-D, Class A1, 1.974%, 01/25/2039 (P)(S)	481,349	486,202
Series 2016-D, Class A2A, 1.530%, 04/25/2033 (S)	839,076	837,159
Series 2016-E, Class A1, 1.874%, 07/25/2039 (P)(S)	2,174,787	2,184,681
Series 2016-E, Class A2A, 1.630%, 01/25/2036 (S)	829,960	829,328
Series 2017-A, Class A1, 1.724%, 03/26/2040 (P)(S)	1,086,012	1,086,994
Series 2017-A, Class A2A, 1.550%, 03/26/2040 (S)	2,241,474	2,238,545
Series 2017-A, Class A2B, 2.400%, 03/26/2040 (S)	1,017,000	1,011,988
Series 2017-B, Class A1FX, 1.830%, 05/25/2040 (S)	1,979,200	1,979,345
Series 2017-B, Class A2FX, 2.740%, 05/25/2040 (S)	3,362,000	3,392,826

The accompanying notes are an integral part of the financial statements.

26

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
Asset backed securities (continued)
Series 2017-C, Class A2B, 2.630%, 07/25/2040 (S)	$1,870,000	$1,869,334
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A
2.210%, 05/15/2024	1,290,000	1,296,176
Synchrony Credit Card Master Note Trust
Series 2014-1, Class A, 1.610%, 11/15/2020	3,112,000	3,114,977
Series 2015-1, Class A, 2.370%, 03/15/2023	970,000	983,113
Series 2016-3, Class A, 1.580%, 09/15/2022	429,000	426,600
TCF Auto Receivables Owner Trust
Series 2016-1A, Class A2, 1.390%, 11/15/2019 (S)	1,193,508	1,192,432
Series 2016-1A, Class A3, 1.710%, 04/15/2021 (S)	623,000	621,581
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (S)	464,000	462,448
Series 2016-PT1A, Class A, 1.930%, 06/15/2022 (S)	2,490,847	2,490,978
World Financial Network Credit Card Master Trust
Series 2012-B, Class A, 1.760%, 05/17/2021	1,173,000	1,173,831
Series 2014-C, Class A, 1.540%, 08/16/2021	272,000	272,119
Series 2016-A, Class A, 2.030%, 04/15/2025	3,084,000	3,062,497
Series 2016-B, Class A, 1.440%, 06/15/2022	1,874,000	1,869,574
Series 2016-C, Class A, 1.720%, 08/15/2023	1,279,000	1,272,790
Series 2017-A, Class A, 2.120%, 03/15/2024	2,337,000	2,336,753
World Omni Auto Receivables Trust
Series 2016-B, Class A3, 1.300%, 02/15/2022	1,533,000	1,522,541
Series 2017-A, Class A3, 1.930%, 09/15/2022	2,310,000	2,313,195
Series 2017-A, Class A4, 2.240%, 06/15/2023	909,000	914,738
TOTAL ASSET BACKED SECURITIES (Cost $254,895,396)		$255,767,104

SHORT-TERM INVESTMENTS - 1.5%
Money market funds - 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	25,678,192	25,678,192
TOTAL SHORT-TERM INVESTMENTS (Cost $25,678,192)		$25,678,192

	Shares or
	Principal
	Amount	Value
Total Investments (Core Bond Fund) (Cost $1,923,333,182) - 110.7%		$1,933,660,079
Other assets and liabilities, net - (10.7%)		(187,346,623)
TOTAL NET ASSETS - 100.0%		$1,746,313,456
SALE COMMITMENTS OUTSTANDING - (0.7)%
U.S. Government Agency - (0.7)%
Federal National Mortgage Association
3.000%, TBA (C)	$(4,200,000)	$(4,168,828)
4.000%, TBA (C)	(7,200,000)	(7,561,688)
		(11,730,516)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost ($11,949,188))		($11,730,516)

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $229,194,379 or 13.1% of the fund’s net assets as of 5-31-17.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

The accompanying notes are an integral part of the financial statements.

27

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Fundamental Global Franchise Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 92.5%
Belgium - 6.6%
Anheuser-Busch InBev SA	328,626	$38,402,533
France - 5.6%
Danone SA	437,528	32,521,260
Italy - 3.4%
Ferrari NV	227,047	19,689,514
Netherlands - 8.5%
Heineken Holding NV	526,878	48,980,214
Switzerland - 5.3%
Cie Financiere Richemont SA	122,872	10,281,468
Nestle SA	240,165	20,505,670
		30,787,138
United Kingdom - 12.8%
British American Tobacco PLC	354,325	25,349,211
Diageo PLC	505,986	15,209,185
Experian PLC	271,881	5,683,637
IHS Markit, Ltd. (I)	265,009	12,150,663
Imperial Brands PLC	333,074	15,585,184
		73,977,880
United States - 50.3%
Allergan PLC	51,918	11,616,653
Alphabet, Inc., Class A (I)	10,052	9,922,229
Alphabet, Inc., Class C (I)	10,320	9,957,355
Amazon.com, Inc. (I)	29,560	29,400,967
American Express Company	175,377	13,493,506
American Tower Corp.	168,974	22,167,699
Apple, Inc.	155,943	23,821,853
AutoZone, Inc. (I)	9,539	5,779,871
eBay, Inc. (I)	1,352,975	46,407,043
Gilead Sciences, Inc.	168,914	10,960,829
McDonald’s Corp.	149,886	22,616,299
Nielsen Holdings PLC	424,839	16,347,805
Ralph Lauren Corp.	104,009	7,051,810
Tempur Sealy International, Inc. (I)	288,853	13,414,333
The Coca-Cola Company	133,982	6,092,162
Twenty-First Century Fox, Inc., Class A	328,566	8,910,710
Visa, Inc., Class A	146,823	13,981,954
Wal-Mart Stores, Inc.	242,018	19,022,615
		290,965,693
TOTAL COMMON STOCKS (Cost $418,828,423)		$535,324,232

SHORT-TERM INVESTMENTS - 7.3%
U.S. Government Agency - 7.2%
Federal Home Loan Bank Discount Note 0.637%, 06/01/2017*	$41,512,000	41,512,000
Money market funds - 0.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 0.6214% (Y)	976,532	976,532
TOTAL SHORT-TERM INVESTMENTS (Cost $42,488,532)		$42,488,532
Total Investments (Fundamental Global Franchise Fund) (Cost $461,316,955) - 99.8%		$577,812,764
Other assets and liabilities, net - 0.2%		1,257,748
TOTAL NET ASSETS - 100.0%		$579,070,512

Security Abbreviations and Legend

(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

28

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 19.9%
Canada - 2.4%
Government of Canada 1.500%, 12/01/2044	CAD	337,095	$314,269
Province of Alberta
1.250%, 06/01/2020		2,100,000	1,558,028
2.350%, 06/01/2025		2,200,000	1,671,713
Province of British Columbia 2.300%, 06/18/2026		1,200,000	910,262
Province of Ontario
2.400%, 06/02/2026		200,000	152,230
2.450%, 06/29/2022		$1,100,000	1,117,611
3.150%, 06/02/2022	CAD	600,000	479,205
3.500%, 06/02/2024		3,800,000	3,125,517
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,197,246
4.250%, 12/01/2021		1,900,000	1,579,777
			12,105,858
Cayman Islands - 0.1%
KSA Sukuk, Ltd. 2.894%, 04/20/2022(S)		$500,000	501,300
Czech Republic - 0.0%
Czech Republic 1.200%, 07/23/2017(P)	CZK	2,000,000	85,431
France - 2.6%
Government of France
0.000% 05/25/2022	EUR	4,300,000	4,877,412
2.000%, 05/25/2048 (S)		2,000,000	2,342,633
2.500%, 10/25/2020		4,500,000	5,571,524
			12,791,569
Greece - 0.2%
Republic of Greece 3.800%, 08/08/2017	JPY	120,000,000	1,067,041
Italy - 2.5%
Republic of Italy
2.450%, 09/01/2033 (S)	EUR	4,300,000	4,679,897
2.700%, 03/01/2047 (S)		1,800,000	1,799,834
2.800%, 03/01/2067 (S)		1,300,000	1,215,735
3.250%, 09/01/2046 (S)		3,800,000	4,247,819
6.000%, 08/04/2028	GBP	500,000	804,246
			12,747,531
Japan - 3.3%
Government of Japan
0.400%, 03/20/2036	JPY	70,000,000	618,574
0.500%, 09/20/2046		330,000,000	2,752,170
1.400%, 09/20/2034		160,000,000	1,676,362
1.600%, 03/20/2033		360,000,000	3,874,526
1.700%, 09/20/2032		340,000,000	3,700,987
Japan Bank for International Cooperation
2.000%, 11/04/2021		$900,000	887,821
2.500%, 06/01/2022		600,000	603,271
Japan Finance Organization for Municipalities 2.625%, 04/20/2022(S)		1,300,000	1,310,217

Global Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Tokyo Metropolitan World Government 2.000%, 05/17/2021(S)		$1,000,000	$981,250
			16,405,178
Kuwait - 0.9%
State of Kuwait
2.750%, 03/20/2022 (S)		1,000,000	1,010,000
3.500%, 03/20/2027 (S)		3,200,000	3,287,526
			4,297,526
Poland - 0.2%
Republic of Poland
2.250%, 04/25/2022	PLN	3,900,000	1,029,090
3.250%, 07/25/2025		100,000	27,237
			1,056,327
Saudi Arabia - 1.0%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		$4,400,000	4,353,765
3.250%, 10/26/2026 (S)		500,000	494,010
			4,847,775
Slovenia - 2.4%
Republic of Slovenia
4.125%, 02/18/2019		4,300,000	4,455,389
4.125%, 02/18/2019 (S)		1,900,000	1,968,909
4.750%, 05/10/2018		700,000	719,849
5.250%, 02/18/2024		1,700,000	1,940,727
5.500%, 10/26/2022		1,500,000	1,714,014
5.850%, 05/10/2023		900,000	1,052,369
			11,851,257
Spain - 1.8%
Autonomous Community of Andalusia 4.850%, 03/17/2020	EUR	900,000	1,139,297
Autonomous Community of Catalonia
4.750%, 06/04/2018		1,000,000	1,164,010
4.900%, 09/15/2021		600,000	704,748
4.950%, 02/11/2020		900,000	1,079,434
Autonomous Community of Madrid 4.300%, 09/15/2026		1,300,000	1,787,624
Kingdom of Spain
1.950%, 04/30/2026 (S)		1,600,000	1,889,127
2.900%, 10/31/2046 (S)		1,170,000	1,323,318
			9,087,558
United Kingdom - 2.5%
Government of United Kingdom
3.250%, 01/22/2044	GBP	3,100,000	5,281,287
3.500%, 01/22/2045		700,000	1,253,180
4.250%, 12/07/2040		2,800,000	5,389,883

The accompanying notes are an integral part of the financial statements.

29

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
4.750%, 12/07/2038	$300,000	$603,207
		12,527,557
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $100,073,955)		$99,371,908

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.5%
U.S. Government - 7.7%
Treasury Inflation Protected Securities
0.125%, 04/15/2022 to 07/15/2022	9,238,448	9,287,074
0.125%, 07/15/2024 (D)	1,334,762	1,327,618
2.500%, 01/15/2029 (D)	8,629,876	10,573,065
U.S. Treasury Bonds
2.750%, 11/15/2042 (D)	12,700,000	12,471,794
3.000%, 05/15/2042 (D)	500,000	515,039
3.000%, 05/15/2045	600,000	615,187
4.375%, 05/15/2040 (D)	1,500,000	1,912,559
4.625%, 02/15/2040 (D)	300,000	395,496
6.125%, 11/15/2027	400,000	544,578
U.S. Treasury Strip 2.292%, 05/15/2026 (D)	500,000	406,966
		38,049,376
U.S. Government Agency - 9.8%
Federal National Mortgage Association
1.863%, 11/01/2042 to 10/01/2044 (P)	998,541	1,005,272
2.541%, 11/01/2035 (P)	92,158	95,086
3.000%, TBA (C)	15,600,000	15,671,907
3.010%, 09/01/2035 (P)	38,053	40,217
3.162%, 07/01/2035 (P)	23,243	24,689
3.500%, TBA (C)	30,800,000	31,731,220
4.500%, 05/01/2029 to 11/01/2044	381,524	412,644
		48,981,035
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $85,810,917)		$87,030,411

CORPORATE BONDS - 43.4%
Australia - 0.3%
Westpac Banking Corp. 1.850%, 11/26/2018(S)	1,500,000	1,503,200
Belgium - 0.6%
KBC Bank NV (8.000% to 01/25/2018, then 5 Year U.S. Swap Rate + 7.097%) 01/25/2023	2,800,000	2,907,901
Brazil - 0.7%
Petrobras Global Finance BV
6.125%, 01/17/2022	600,000	622,050
7.250%, 03/17/2044	400,000	394,400

Global Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Brazil (continued)
7.375%, 01/17/2027		$700,000	$750,400
8.375%, 05/23/2021		1,400,000	1,572,760
			3,339,610
Canada - 1.1%
Bank of Montreal 1.750%, 06/15/2022(S)		2,500,000	2,464,763
Royal Bank of Canada 2.300%, 03/22/2021		1,200,000	1,205,184
The Bank of Nova Scotia 1.875%, 04/26/2021		1,700,000	1,681,334
			5,351,281
Denmark - 13.4%
BRFkredit A/S
2.000%, 10/01/2017 to10/01/2047	DKK	7,665,411	1,152,775
3.000%, 10/01/2047		73,804	11,643
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2017 to 10/01/2047		12,050,725	1,818,484
2.500%, 10/01/2037 to 10/01/2047		3,670,112	567,347
Nykredit Realkredit A/S
1.000%, 07/01/2017 to 01/01/2018		118,600,000	18,017,158
2.000%, 07/01/2017 to 10/01/2047		29,963,658	4,522,466
2.500%, 10/01/2037 to 10/01/2047		44,546,508	6,908,216
Realkredit Danmark A/S
1.000%, 01/01/2018 to 04/01/2018		119,000,000	18,139,901
2.000%, 04/01/2018 to 10/01/2047		68,063,915	10,403,942
2.500%, 10/01/2037 to 10/01/2047		34,080,236	5,263,587
			66,805,519
France - 1.7%
BPCE SA 3.000%, 05/22/2022(S)		$1,200,000	1,205,888
Credit Agricole SA (8.125% to 09/19/2018, then 5 Year U.S. Swap Rate + 6.283%) 09/19/2033		1,000,000	1,069,880
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	600,000	688,723
1.875%, 09/15/2021 (S)		$2,500,000	2,440,475
2.000%, 01/22/2021	EUR	800,000	962,673
2.250%, 02/18/2020 (S)		$2,400,000	2,406,120
			8,773,759
Germany - 0.7%
Deutsche Bank AG 4.250%, 10/14/2021		2,200,000	2,292,275
KFW 5.000%, 03/19/2024	AUD	100,000	84,939

The accompanying notes are an integral part of the financial statements.

30

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Germany (continued)
Landwirtschaftliche Rentenbank 5.375%, 04/23/2024	NZD	1,500,000	$1,183,716
			3,560,930
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023		$250,000	256,839
Ireland - 0.3%
Bank of Ireland (7.375% to 06/18/2020, then 5 Year Euro Swap Rate + 6.956%) 06/18/2020(Q)	EUR	400,000	489,250
Iberdrola Finance Ireland, Ltd. 5.000%, 09/11/2019(S)		$800,000	848,742
			1,337,992
Italy - 0.3%
Banca Carige SpA 3.875%, 10/24/2018	EUR	1,435,000	1,676,296
Ivory Coast - 0.5%
African Development Bank 5.250%, 03/23/2022	AUD	3,200,000	2,671,999
Japan - 1.1%
Development Bank of Japan, Inc. 1.625%, 09/01/2021(S)		$1,600,000	1,554,307
Mizuho Financial Group, Inc. 2.953%, 02/28/2022		1,500,000	1,516,631
Sumitomo Mitsui Financial Group, Inc. 2.786%, 03/09/2021(P)		2,400,000	2,473,829
			5,544,767
Jersey, Channel Islands - 0.4%
HSBC Capital Funding Dollar 1 LP (10.176% to 06/30/2030, then 3 month LIBOR + 4.980%) 06/30/2030(Q)(S)		500,000	777,500
UBS Group Funding Jersey, Ltd. 4.125%, 04/15/2026(S)		1,000,000	1,046,576
			1,824,076
Netherlands - 1.3%
ABN AMRO Bank NV 2.450%, 06/04/2020(S)		300,000	301,993
Cooperatieve Rabobank UA 2.500%, 01/19/2021		2,600,000	2,625,236
ING Bank NV (4.125% to 11/21/2018, then 5 Year U.S. ISDAFIX + 2.700%) 11/21/2023		1,900,000	1,940,926
Stichting AK Rabobank Certificaten 6.500%, 03/29/2166(Q)	EUR	800,000	1,069,159
Teva Pharmaceutical Finance Netherlands III BV 2.200%, 07/21/2021		$500,000	490,187
			6,427,501

Global Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Norway - 0.5%
DNB Boligkreditt AS 2.500%, 03/28/2022(S)		$1,200,000	$1,211,143
Kommunalbanken AS 6.500%, 04/12/2021	AUD	1,300,000	1,112,326
			2,323,469
Portugal - 0.0%
Novo Banco SA 5.000%, 05/21/2019	EUR	247,000	233,087
Qatar - 0.1%
Ras Laffan Liquefied Natural Gas Company, Ltd. III 6.750%, 09/30/2019		$400,000	443,248
South Korea - 0.1%
Kookmin Bank 2.125%, 10/21/2020		500,000	493,410
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA (6.750% to 02/18/2020, then 5 Year Euro Swap Rate + 6.604%) 02/18/2020(Q)	EUR	2,000,000	2,297,622
Banco Santander SA (6.250% to 09/11/2021, then 5 Year Euro Swap Rate + 5.640%) 09/11/2021(Q)		1,900,000	2,162,239
			4,459,861
Sweden - 5.7%
Lansforsakringar Hypotek AB
1.250%, 09/20/2023	SEK	23,800,000	2,792,276
2.250%, 09/21/2022		22,900,000	2,856,440
Nordea Hypotek AB 1.000%, 04/08/2022		33,300,000	3,924,549
Skandinaviska Enskilda Banken AB 1.500%, 12/15/2021		9,000,000	1,086,023
Stadshypotek AB
1.500%, 12/15/2021		27,000,000	3,258,068
2.500%, 09/18/2019		6,000,000	732,541
4.500%, 09/21/2022		32,000,000	4,429,110
Svenska Handelsbanken AB 2.450%, 03/30/2021		$2,900,000	2,914,152
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022	SEK	15,000,000	1,785,991
2.000%, 06/17/2026		4,000,000	481,024
Swedbank AB 2.200%, 03/04/2020(S)		$600,000	601,710
Swedbank Hypotek AB 1.000%, 09/15/2021 to 06/15/2022	SEK	31,300,000	3,690,145
			28,552,029
Switzerland - 1.0%
Credit Suisse AG 6.500%, 08/08/2023		$2,300,000	2,583,043
UBS AG
5.125%, 05/15/2024		900,000	949,067

The accompanying notes are an integral part of the financial statements.

31

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Switzerland (continued)
7.625%, 08/17/2022		$1,250,000	$1,468,750
			5,000,860
United Arab Emirates - 0.1%
First Abu Dhabi Bank PJSC 2.250%, 02/11/2020		600,000	599,416
United Kingdom - 6.7%
Barclays Bank PLC 7.625%, 11/21/2022		2,700,000	3,054,375
Barclays Bank PLC (7.750% to 04/10/2018, then 5 Year U.S. Swap Rate + 6.833%) 04/10/2023		1,900,000	1,985,500
Barclays PLC (8.000% to 12/15/2020, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020(Q)	EUR	1,100,000	1,379,533
Barclays PLC (8.250% to 12/15/2018, then 5 year U.S. Swap Rate + 6.705%) 12/15/2018(Q)		$500,000	533,750
Co-operative Group Holdings 2011, Ltd. 6.875%, 07/08/2020(P)	GBP	800,000	1,175,170
GlaxoSmithKline Capital PLC 3.375%, 12/20/2027		200,000	294,094
HBOS PLC
1.800%, 09/06/2017 (P)		$1,300,000	1,299,139
5.374%, 06/30/2021	EUR	1,000,000	1,330,695
HSBC Holdings PLC 6.000%, 03/29/2040	GBP	500,000	859,401
Legal & General Group PLC (5.500% to 06/27/2044, then 5 Year U.K. Treasury + 3.170%) 06/27/2064		400,000	562,096
Lloyds Bank PLC 4.875%, 03/30/2027		1,000,000	1,655,090
Lloyds Banking Group PLC 7.625%, 06/27/2023(Q)		500,000	730,461
Lloyds Banking Group PLC (7.000% to 06/27/2019, then 5 Year British Pound Swap Rate + 5.060%) 06/27/2019(Q)		900,000	1,216,136
Nationwide Building Society 2.450%, 07/27/2021(S)		$2,400,000	2,401,567
RAC Bond Company PLC 4.870%, 05/06/2046	GBP	400,000	580,192
Royal Bank of Scotland Group PLC 2.652%, 05/15/2023(P)		$1,300,000	1,300,051
Royal Bank of Scotland Group PLC (3.498% to 05/15/2022, then 3 month LIBOR + 1.480%) 05/15/2023		1,200,000	1,202,358

Global Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Royal Bank of Scotland Group PLC (8.000% to 08/10/2025, then 5 Year U.S. Swap Rate + 5.720%) 08/10/2025(Q)		$450,000	$492,202
Santander UK Group Holdings PLC
2.875%, 08/05/2021		2,500,000	2,508,615
4.750%, 09/15/2025 (S)		1,300,000	1,343,342
Santander UK PLC 2.601%, 03/14/2019(P)		2,400,000	2,446,925
Tesco PLC
5.000%, 03/24/2023	GBP	100,000	143,358
5.125%, 04/10/2047	EUR	600,000	690,836
6.125%, 02/24/2022	GBP	950,000	1,414,323
Tesco Property Finance 6 PLC 5.411%, 07/13/2044		196,191	269,690
Virgin Media Secured Finance PLC 4.875%, 01/15/2027		700,000	937,992
Virgin Money PLC 2.250%, 04/21/2020		1,100,000	1,454,572
			33,261,463
United States - 5.8%
Ally Financial, Inc.
3.250%, 02/13/2018		$200,000	201,720
3.600%, 05/21/2018		1,800,000	1,824,750
8.000%, 11/01/2031		100,000	120,750
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021		400,000	406,413
3.300%, 02/01/2023		600,000	618,874
AT&T, Inc. 2.023%, 07/15/2021(P)		2,100,000	2,120,725
AutoNation, Inc. 5.500%, 02/01/2020		800,000	861,872
Bank of America Corp. 1.799%, 08/25/2017(P)		2,000,000	2,002,092
Boston Scientific Corp. 2.650%, 10/01/2018		1,200,000	1,211,477
Charter Communications Operating LLC
4.464%, 07/23/2022		1,500,000	1,609,176
6.384%, 10/23/2035		300,000	352,690
Citigroup, Inc. 2.032%, 06/07/2019(P)		1,700,000	1,715,798
eBay, Inc. 2.750%, 01/30/2023		200,000	200,167
EPR Properties 4.500%, 06/01/2027		600,000	602,389
Ford Motor Credit Company LLC
2.095%, 01/09/2018 (P)		700,000	702,240
5.875%, 08/02/2021		500,000	557,792
International Lease Finance Corp. 7.125%, 09/01/2018(S)		500,000	531,184
MUFG Americas Holdings Corp. 3.000%, 02/10/2025		700,000	689,159
Navient Corp. 5.500%, 01/15/2019		400,000	415,000
OneMain Financial Holdings LLC
6.750%, 12/15/2019 (S)		200,000	209,500

The accompanying notes are an integral part of the financial statements.

32

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
7.250%, 12/15/2021 (S)	$200,000	$209,820
Plains All American Pipeline LP 2.600%, 12/15/2019	1,200,000	1,206,020
Pricoa Global Funding I 2.200%, 06/03/2021(S)	1,200,000	1,192,484
Progress Energy, Inc. 4.875%, 12/01/2019	1,155,000	1,226,177
Verizon Communications, Inc.
3.125%, 03/16/2022	1,200,000	1,228,316
4.125%, 03/16/2027	1,000,000	1,036,549
Viacom, Inc. 2.750%, 12/15/2019	1,200,000	1,218,044
Volkswagen Group of America Finance LLC 2.125%, 05/23/2019(S)	2,000,000	2,001,944
WEA Finance LLC 3.750%, 09/17/2024(S)	300,000	306,360
Wells Fargo & Company 2.263%, 01/24/2023(P)	1,200,000	1,212,154
Zimmer Biomet Holdings, Inc. 3.150%, 04/01/2022	1,400,000	1,424,310
		29,215,946
TOTAL CORPORATE BONDS (Cost $213,522,470)		$216,564,459
TERM LOANS (M) - 0.4%
United States - 0.4%
CenturyLink, Inc. TBD 01/31/2025 (T)	1,000,000	998,040
Energy Future Intermediate Holding Company LLC 4.295%, 06/30/2017	800,000	803,336
		1,801,376
TOTAL TERM LOANS (Cost $1,798,000)		$1,801,376
MUNICIPAL BONDS - 0.8%
United States - 0.8%
American Municipal Power, Inc. 7.334%, 02/15/2028	600,000	783,864
California Infrastructure & Economic Development Bank 6.486%, 05/15/2049	400,000	512,704
City of Los Angeles CA Wastewater System Revenue 5.713%, 06/01/2039	200,000	247,274
State of California 1.831%, 04/01/2047(P)	2,500,000	2,501,750
		4,045,592
TOTAL MUNICIPAL BONDS (Cost $4,025,864)		$4,045,592

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.9%
Commercial and residential - 13.4%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1 3.750%, 09/25/2035(P)		$48,484	$45,129
Alba PLC, Series 2005-1, Class A3 0.490%, 11/25/2042(P)	GBP	798,232	975,104
American Home Mortgage Investment Trust, Series 2004- 3, Class 5A 3.293%, 10/25/2034(P)		$52,483	52,704
Banc of America Funding Corp.
Series 2006-A, Class 1A1, 3.097%, 02/20/2036 (P)		339,583	335,428
Series 2006-J, Class 4A1, 3.551%, 01/20/2047 (P)		58,919	55,133
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 1A2, 3.202%, 08/25/2033 (P)		18,031	17,804
Series 2003-7, Class 6A, 3.241%, 10/25/2033 (P)		39,030	39,206
Series 2003-9, Class 2A1, 3.739%, 02/25/2034 (P)		7,446	7,564
Series 2004-2, Class 22A, 3.655%, 05/25/2034 (P)		77,803	75,280
Series 2004-2, Class 23A, 3.283%, 05/25/2034 (P)		36,108	33,872
Series 2005-2, Class A1, 3.260%, 03/25/2035 (P)		398,213	401,734
Series 2005-2, Class A2, 3.636%, 03/25/2035 (P)		83,867	84,733
Series 2005-4, Class 3A1, 3.165%, 08/25/2035 (P)		227,260	206,498
Series 2005-5, Class A2, 2.820%, 08/25/2035 (P)		252,872	251,449
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1, 3.327%, 09/25/2035 (P)		764,625	659,978
Series 2005-9, Class 24A1, 3.280%, 11/25/2035 (P)		366,351	305,063
Series 2006-8, Class 3A1, 1.184%, 02/25/2034 (P)		36,433	33,596
Series 2006-6, Class 32A1, 3.257%, 11/25/2036 (P)		978,931	803,057
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1 3.291%, 01/26/2036(P)		450,570	410,513
Bella Vista Mortgage Trust, Series 2005-2, Class 2A1 1.510%, 05/20/2045(P)		293,001	216,992
Business Mortgage Finance 7 PLC, Series 7X, Class A1 2.315%, 02/15/2041(P)	GBP	556,282	683,780

The accompanying notes are an integral part of the financial statements.

33

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Casa D’este Finance SRL, Series 1, Class 1A2 0.020%, 09/15/2040(P)	EUR	325,208	$362,827
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1, 3.430%, 05/25/2035 (P)		$90,046	89,802
Series 2005-11, Class A2A, 2.930%, 10/25/2035 (P)		380,818	383,319
Series 2005-12, Class 2A1, 1.791%, 08/25/2035 (P)(S)		712,135	636,341
Series 2005-5, Class 1A4, 4.666%, 08/25/2035 (P)		4,366,340	3,799,010
Series 2005-6, Class A1, 2.690%, 09/25/2035 (P)		139,078	143,083
Series 2005-7, Class 1A2, 3.104%, 09/25/2035 (P)		1,085,665	957,297
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035		64,108	59,584
Series 2005-45, Class 2A1, 2.741%, 10/20/2035 (P)		1,279,931	916,266
Series 2005-56, Class 2A2, 2.667%, 11/25/2035 (P)		42,917	41,838
Series 2005-56, Class 2A3, 2.127%, 11/25/2035 (P)		42,888	40,517
Series 2006-OA19, Class A1, 1.190%, 02/20/2047 (P)		1,085,847	811,021
Series 2007-11T1, Class A12, 1.374%, 05/25/2037 (P)		205,392	110,930
Series 2007-16CB, Class 5A1, 6.250%, 08/25/2037		98,000	86,406
Series 2005-81, Class A1, 1.304%, 02/25/2037 (P)		1,922,554	1,611,460
Series 2006-OA1, Class 2A1, 1.220%, 03/20/2046 (P)		651,544	554,231
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12, Class 11A1, 3.222%, 08/25/2034 (P)		20,071	18,426
Series 2004-22, Class A3, 3.115%, 11/25/2034 (P)		88,600	87,343
Series 2005-23, Class A1, 5.500%, 11/25/2035		992,484	915,277
Series 2005-R2, Class 1AF1, 1.364%, 06/25/2035 (P)(S)		154,644	142,479
Series 2004-12, Class 12A1, 3.144%, 08/25/2034 (P)		174,705	160,211
Series 2004-25, Class 1A1, 1.684%, 02/25/2035 (P)		104,117	98,925
Series 2004-25, Class 2A1, 1.704%, 02/25/2035 (P)		128,513	120,981
Series 2005-HYB9, Class 5A1, 3.306%, 02/20/2036 (P)		251,584	222,760
Series 2005-HYB9, Class 3A2A, 3.309%, 02/20/2036 (P)		180,929	161,390

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR18, Class 2A3, 2.984%, 07/25/2033 (P)		$4,511	$4,467
Series 2003-AR20, Class 2A1, 3.045%, 08/25/2033 (P)		35,419	35,518
Creso SRL, Series 2, Class A 0.370%, 12/30/2060(P)	EUR	1,379,590	1,550,294
CSMC Mortgage-Backed Trust, Series 2006-7, Class 6A3 5.500%, 08/25/2036		$2,317,196	2,244,056
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR3, Class A2, 1.144%, 08/25/2036 (P)		1,241,666	1,056,929
Series 2007-OA4, Class 3A1, 1.214%, 08/25/2047 (P)		1,494,683	1,140,819
Eurosail PLC, Series 2006-1X, Class A2C 0.507%, 06/10/2044(P)	GBP	946,447	1,203,589
Eurosail-UK PLC
Series 2007-3A, Class A3C, 1.294%, 06/13/2045 (P)(S)		1,068,823	1,327,686
Series 2007-3X, Class A3C, 1.294%, 06/13/2045 (P)		992,479	1,232,851
First Flexible PLC, Series 7, Class A 0.584%, 09/15/2033(P)		89,003	113,320
First Horizon Mortgage Pass Through Trust, Series 2005-AR3, Class 2A1 3.025%, 08/25/2035(P)		$33,129	28,708
First Republic Mortgage Loan Trust, Series 2001-FRB1, Class A 1.339%, 11/15/2031(P)		122,951	118,698
GMACM Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A 3.957%, 06/25/2034(P)		7,144	6,992
Great Hall Mortgages PLC
Series 2006-1, Class A2B, 0.017%, 06/18/2038 (P)	EUR	911,657	1,005,708
Series 2007-1, Class A2A, 0.472%, 03/18/2039 (P)	GBP	900,968	1,137,257
Series 2007-1, Class A2B, 0.093%, 03/18/2039 (P)	EUR	1,047,637	1,159,684
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 3.718%, 10/25/2033(P)		$5,571	5,528
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA IO 2.252%, 11/10/2045		3,211,536	238,056
GSR Mortgage Loan Trust, Series 2003-1, Class A2 2.560%, 03/25/2033(P)		32,130	31,783

The accompanying notes are an integral part of the financial statements.

34

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust
Series 2003-1, Class A, 3.180%, 05/19/2033 (P)		$61,205	$60,410
Series 2005-4, Class 3A1, 3.542%, 07/19/2035 (P)		17,815	15,838
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A, 3.059%, 12/25/2034 (P)		31,467	29,827
Series 2006-AR4, Class A1A, 1.234%, 05/25/2046 (P)		1,424,215	1,271,193
JPMorgan Alternative Loan Trust
Series 2005-A2, Class 2A1, 3.243%, 12/25/2035 (P)		1,169,012	1,029,673
Series 2006-A5, Class 1A4, 1.264%, 10/25/2036 (P)		2,907,775	2,493,647
Series 2006-A6, Class 2A1, 5.500%, 11/25/2036 (P)		1,927	1,446
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1, 2.980%, 11/25/2033 (P)		33,321	31,832
Series 2006-A1, Class 3A2, 3.339%, 02/25/2036 (P)		382,813	339,959
Series 2007-A1, Class 5A6, 3.412%, 07/25/2035 (P)		134,744	129,364
Ludgate Funding PLC
Series 2006-1X, Class A2A, 0.484%, 12/01/2060 (P)	GBP	920,890	1,127,904
Series 2008-W1X, Class A1, 0.939%, 01/01/2061 (P)		1,430,731	1,793,219
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1, 3.015%, 02/25/2033 (P)		$56,737	54,651
Series 2005-2, Class 1A, 2.543%, 10/25/2035 (P)		214,861	214,552
Series 2003-C, Class A1, 1.684%, 06/25/2028 (P)		171,096	163,454
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 5.894%, 08/12/2049(P)		424,071	423,679
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 4A 6.000%, 02/25/2036		781,104	799,866
MRFC Mortgage Pass Through Trust, Series 2000-TBC3, Class A1 1.429%, 12/15/2030(P)		196,952	190,604
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A, 1.442%, 10/07/2020 (P)		1,218,870	1,220,542
Series 2010-R2, Class 2A, 1.462%, 11/05/2020 (P)		9,583,809	9,598,097
Residential Accredit Loans Trust
Series 2006-QO6, Class A1, 1.204%, 06/25/2046 (P)		1,273,283	556,414

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2007-QA4, Class A1A, 1.174%, 06/25/2037 (P)		$2,668,596	$2,179,112
Series 2007-QO2, Class A1, 1.174%, 02/25/2047 (P)		259,370	158,609
Series 2007-QS1, Class 1A1, 6.000%, 01/25/2037		819,104	706,041
Series 2006-QO3, Class A1, 1.234%, 04/25/2046 (P)		775,019	406,338
Residential Asset Securitization Trust, Series 2006-R1, Class A2 1.424%, 01/25/2046(P)		275,782	131,560
Residential Funding Mortgage Securities Trust, Series 2005-SA4, Class 1A21 3.512%, 09/25/2035(P)		84,116	66,486
Ripon Mortgages PLC, Series 1A, Class A1 1.172%, 08/20/2056(P)(S)	GBP	2,000,000	2,584,104
RMAC Securities PLC, Series 2006-NS1X, Class A2A 0.494%, 06/12/2044(P)		646,455	796,220
Sequoia Mortgage Trust, Series 5, Class A 1.704%, 10/19/2026(P)		$43,884	42,937
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A1, 3.391%, 02/25/2034 (P)		58,901	58,825
Series 2004-1, Class 4A2, 3.391%, 02/25/2034 (P)		323,954	325,721
Series 2004-12, Class 7A1, 3.343%, 09/25/2034 (P)		94,053	94,899
Series 2004-19, Class 2A1, 2.038%, 01/25/2035 (P)		386,011	334,760
Series 2004-4, Class 3A2, 3.442%, 04/25/2034 (P)		111,190	111,735
Structured Asset Mortgage Investments, Inc.
Series 2007-AR1, Class 2A, 1.204%, 01/25/2037 (P)		644,478	580,109
Series 2006-AR3, Class 12A1, 1.244%, 05/25/2036 (P)		956,824	835,904
Swan Trust, Series 2010-1, Class A 2.925%, 04/25/2041(P)	AUD	437,199	326,185
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1, 2.995%, 06/25/2047 (P)		$133,613	120,830
Series 2007-3, Class 3A1, 2.995%, 06/25/2047 (P)		272,929	244,952
Series 2007-3, Class 4A1, 2.995%, 06/25/2047 (P)		191,173	169,695
Uropa Securities PLC
Series 2008-1, Class A, 0.547%, 06/10/2059 (P)	GBP	312,871	385,717

The accompanying notes are an integral part of the financial statements.

35

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2008-1, Class B, 1.097%, 06/10/2059 (P)	$59,803	$69,831
Series 2008-1, Class M1, 0.697%, 06/10/2059 (P)	72,144	86,917
Series 2008-1, Class M2, 0.897%, 06/10/2059 (P)	56,956	67,563
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17, Class 1A, 1.891%, 11/25/2042 (P)	139,866	131,835
Series 2003-AR5, Class A7, 3.063%, 06/25/2033 (P)	29,467	29,846
Series 2005-AR13, Class A1A1, 1.314%, 10/25/2045 (P)	75,327	74,678
Series 2005-AR2, Class 2A1A, 1.334%, 01/25/2045 (P)	114,919	111,875
Series 2006-AR13, Class 2A, 2.083%, 10/25/2046 (P)	1,337,506	1,263,602
Series 2006-AR17, Class 1A1A, 1.472%, 12/25/2046 (P)	219,212	209,752
Series 2006-AR3, Class A1A, 1.691%, 02/25/2046 (P)	484,336	472,203
Series 2006-AR5, Class 3A, 1.631%, 07/25/2046 (P)	172,459	118,308
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 1A1 5.750%, 07/25/2037	165,733	151,928
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1 3.076%, 09/25/2034(P)	53,816	54,842
		66,918,374
U.S. Government Agency - 0.5%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD, 1.333%, 01/15/2038 (P)	850,213	846,406
Series 4579, Class SD IO, 1.616%, 01/15/2038	850,213	48,856
Series T-63, Class 1A1, 1.862%, 02/25/2045 (P)	110,639	111,000
Federal National Mortgage Association
Series 2003-W6, Class F, 1.374%, 09/25/2042 (P)	206,201	204,992
Series 2004-W2, Class 5AF, 1.374%, 03/25/2044 (P)	98,318	98,209
Series 2005-120, Class NF, 1.124%, 01/25/2021 (P)	177	177
Series 2006-15, Class FC, 1.154%, 03/25/2036 (P)	106,575	101,656
Series 2006-48, Class TF, 1.424%, 06/25/2036 (P)	49,669	49,632
Series 2006-5, Class 3A2, 3.121%, 05/25/2035 (P)	157,208	165,818
Series 2009-104, Class FA, 1.824%, 12/25/2039 (P)	386,794	393,252

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2010-46, Class WF, 1.774%, 05/25/2040 (P)		$195,126	$198,303
Series 2013-130, Class FB, 1.474%, 01/25/2044 (P)		287,227	288,539
			2,506,840
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,780,480)			$69,425,214

ASSET BACKED SECURITIES - 5.7%
Argent Mortgage Loan Trust, Series 2005-W1, Class A1 1.504%, 05/25/2035(P)		2,436,478	2,186,739
Babson Euro CLO BV, Series 2014- 1, Class BV 1.300%, 04/15/2027(S)	EUR	900,000	1,011,166
Blue Hill CLO, Ltd., Series 2013- 1A, Class AR 2.338%, 01/15/2026(P)(S)		$1,200,000	1,199,989
Carlyle Global Market Strategies CLO, Ltd., Series 2014-5A, Class AR1 2.298%, 10/16/2025(P)(S)		2,500,000	2,500,035
Cent CLO 21, Ltd., Series 2014-21A, Class A1BR 2.380%, 07/27/2026(P)(S)		2,500,000	2,499,978
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3, Class M1 1.284%, 06/25/2037(P)		3,300,000	2,851,682
CVC Cordatus Loan Fund IV, Ltd., Series 4A, Class AR 0.780%, 01/24/2028(P)(S)	EUR	900,000	1,011,193
Flagship VII, Ltd., Series 2013-7A, Class A1R 2.276%, 01/20/2026(P)(S)		$2,500,000	2,500,040
Highlander Euro CDO III BV, Series 2007-3A, Class A 0.068%, 05/01/2023(P)(S)	EUR	549,550	615,649
Holland Park CLO 1, Ltd., Series 1A, Class A1R 0.601%, 05/14/2027(P)(S)		1,100,000	1,235,870
Jubilee CDO I-R BV, Series I-RA, Class A 0.023%, 07/30/2024(P)(S)		302,441	339,515
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1 1.584%, 10/25/2034(P)		$134,514	125,456
Madison Park Funding V, Ltd., Series 2007-5A, Class A1A 1.420%, 02/26/2021(P)(S)		791,682	789,535
MP CLO V, Ltd., Series 2014-1A, Class AR 2.408%, 07/18/2026(P)(S)		1,200,000	1,199,988

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Oak Hill Credit Partners X, Ltd., Series 2014-10A, Class AR 2.286%, 07/20/2026(P)(S)		$2,400,000	$2,400,038
Octagon Investment Partners XIX, Ltd., Series 2014-1A, Class AR 2.258%, 04/15/2026(P)(S)		1,200,000	1,200,018
Panther CDO V BV, Series 2015-A, Class A1 0.044%, 10/15/2084(P)(S)	EUR	77,130	86,001
Penta CLO SA, Series 2007-1X, Class A1 0.001%, 06/04/2024(P)		38,171	42,879
RAMP Trust, Series 2005-NC1, Class A14 1.331%, 12/25/2035(P)		$943,761	789,272
SACO I Trust, Series 2005-10, Class 1A 1.544%, 06/25/2036(P)		76,053	173,425
Staniford Street CLO, Ltd., Series 14-1A, Class AR 2.311%, 06/15/2025(P)(S)		1,300,000	1,299,995
Sudbury Mill CLO, Ltd., Series 2013-1A, Class A1R 2.308%, 01/17/2026(P)(S)		2,500,000	2,500,008
TOTAL ASSET BACKED SECURITIES (Cost $28,047,596)			$28,558,471

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,662	31,347
TOTAL COMMON STOCKS (Cost $11,535)			$31,347

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 4.788% (P)		6,200	155,558
TOTAL PREFERRED SECURITIES (Cost $69,750)			$155,558

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		3,600,000	235,800
6.875%, 05/02/2018 (I)		4,200,000	279,720
TOTAL ESCROW SHARES (Cost $0)			$515,520

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Exchange Traded Option on 2 Year U.S. Treasury Note Futures (Expiration Date: 08/25/2017; Strike Price: $110.00) (I)		422,000	211
Exchange Traded Option on Euro BUND Futures (Expiration Date: 08/25/2017; Strike Price: $175.00) (I)		6,800,000	764

Global Bond Fund (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Call options (continued)
Over the Counter Option on the USD vs. JPY (Expiration Date: 04/17/2020; Strike Price: $120.00; Counterparty: Bank of America, N.A.) (I)	1,811,000	$35,526
Over the Counter Option on the USD vs. JPY (Expiration Date: 04/17/2020; Strike Price: $120.00; Counterparty: Deutsche Bank AG) (I)	1,424,000	27,935
Over the Counter Option on the USD vs. JPY (Expiration Date: 04/20/2020; Strike Price: $120.00; Counterparty: Goldman Sachs Bank) (I)	2,185,000	42,913
		107,349
Put options - 0.0%
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 08/25/2017; Strike Price: $111.00) (I)	1,085,000	1,085
Exchange Traded Option on Eurodollar Futures (Expiration Date: 03/19/2018; Strike Price: $98.25) (I)	427,500	13,894
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 2.030% and pay a floating rate based on 3-month LIBOR (Expiration Date: 12/18/2017; Strike Rate: 2.030%; Counterparty: Morgan Stanley Company, Inc.) (I)	89,900,000	6,383
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 2.400% and pay a floating rate based on 3-month LIBOR (Expiration Date: 03/14/2018; Strike Rate: 2.400%; Counterparty: Goldman Sachs and Company) (I)	24,700,000	1,457
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 2.400% and pay a floating rate based on 3-month LIBOR (Expiration Date: 03/14/2018; Strike Rate: 2.400%; Counterparty: Morgan Stanley Company, Inc.) (I)	125,600,000	7,410
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 1.164% and pay a floating rate based on 6-month LIBOR (Expiration Date: 09/11/2017; Strike Rate: 1.164%; Counterparty: Goldman Sachs Bank) (I)	3,200,000	5,723
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 1.223% and pay a floating rate based on 6-month LIBOR (Expiration Date: 09/11/2017; Strike Rate: 1.223%; Counterparty: Goldman Sachs Bank) (I)	1,700,000	2,166

The accompanying notes are an integral part of the financial statements.

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Global Bond Fund (continued)

		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 1.265% and pay a floating rate based on 6-month LIBOR (Expiration Date: 09/11/2017; Strike Rate: 1.265%; Counterparty: Barclays Capital) (I)		6,400,000	$6,413
			44,531
TOTAL PURCHASED OPTIONS (Cost $462,481)			$151,880

SHORT-TERM INVESTMENTS - 19.9%
Certificate of deposit - 0.2%
Barclays Bank PLC 1.906%, 09/08/2017*		$1,200,000	1,202,776
Foreign government - 18.0%
Czech Republic Ministry of Finance Bill
(1.866)%, 06/30/2017 *	CZK	25,000,000	1,065,757
(1.046)%, 08/25/2017 *		14,000,000	597,003
Japan Treasury Discount Bill
(0.440)%, 06/12/2017 *	JPY	1,860,000,000	16,795,053
(0.344)%, 06/05/2017 *		1,840,000,000	16,614,128
(0.319)%, 06/19/2017 *		700,000,000	6,320,851
(0.146)%, 07/31/2017 *		1,020,000,000	9,211,691
(0.138)%, 08/07/2017 *		1,020,000,000	9,212,299
(0.122)%, 07/18/2017 *		2,780,000,000	25,106,073
(0.119)%, 08/28/2017 *		30,000,000	270,959
Mexico Cetes
6.490%, 03/01/2018 *	MXN	6,710,000	3,409,195
6.501%, 11/30/2017 *		1,950,000	1,009,021
			89,612,030
U.S. Government - 0.2%
U.S. Treasury Bill
0.670%, 06/15/2017 (D)*		$395,000	394,887
0.696%, 06/08/2017 (D)*		362,000	361,952
			756,839
Repurchase agreement - 1.5%
Deutsche Bank Repurchase Agreement dated 05/31/2017 at 0.970% to be repurchased at $1,400,038 on 06/01/2017, collateralized by $1,349,000 U.S. Treasury Bonds, 3.125% due 02/15/2043 (valued at $1,433,736, including interest)		1,400,000	1,400,000

Global Bond Fund (continued)

		Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 05/31/2017 at 0.220% to be repurchased at $6,261,038 on 06/01/2017, collateralized by $6,520,000 U.S. Treasury Notes, 1.125% due 08/31/2021 (valued at $6,389,150, including interest)		$6,261,000	$6,261,000
			7,661,000
TOTAL SHORT-TERM INVESTMENTS (Cost $97,903,300)			$99,232,645
Total Investments (Global Bond Fund) (Cost $603,506,348) - 121.6%			$606,884,381
Other assets and liabilities, net - (21.6%)			(107,823,907)
TOTAL NET ASSETS - 100.0%			$499,060,474

SALE COMMITMENTS OUTSTANDING - (0.1)%
U.S. Government Agency - (0.1)%
Federal National Mortgage Association 4.500%, TBA(C)		$(300,000)	$(323,273)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost ($321,891))			($323,273)
SECURITIES SOLD SHORT - (1.1)%
Foreign government - (1.1)%
Government of France 2.500%, 10/25/2020	EUR	(4,500,000)	(5,571,524)
TOTAL SECURITIES SOLD SHORT (Cost ($5,250,448))			($5,571,524)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	U.S. Dollar

Security Abbreviations and Legend

IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.

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TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. They are not redeemable but pay a steady stream of interest forever.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $78,689,821 or 15.8% of the fund’s net assets as of 5-31-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
3-Year Australian Treasury Bond Futures	10	Long	Jun 2017	$825,981	$836,813	$10,832
5-Year U.S. Treasury Note Futures	975	Long	Sep 2017	115,150,767	115,354,688	203,921
10-Year Australian Treasury Bond Futures	28	Long	Jun 2017	2,624,095	2,739,671	115,576
10-Year Canada Government Bond Futures	22	Long	Sep 2017	2,351,307	2,368,968	17,661
10-Year Japan Government Bond Futures	14	Long	Jun 2017	18,986,953	19,046,321	59,368
10-Year U.S. Treasury Note Futures	1,085	Long	Sep 2017	136,587,455	137,032,109	444,654
Euro SCHATZ Futures	6	Long	Jun 2017	757,257	756,711	(546)
Euro-Buxl Futures	21	Long	Jun 2017	3,980,923	3,970,254	(10,669)
Eurodollar Futures	330	Long	Sep 2017	81,350,895	81,406,875	55,980
Eurodollar Futures	91	Long	Mar 2018	22,381,769	22,416,712	34,943
Euro-OAT Futures	48	Long	Jun 2017	8,062,133	8,172,771	110,638
German Euro BOBL Futures	20	Long	Jun 2017	2,950,384	2,969,911	19,527
Ultra U.S. Treasury Bond Futures	45	Long	Sep 2017	7,362,484	7,430,625	68,141
2-Year U.S. Treasury Note Futures	211	Short	Sep 2017	(45,655,955)	(45,678,203)	(22,248)
Euro-BTP Futures	69	Short	Jun 2017	(10,091,244)	(10,319,829)	(228,585)
Eurodollar Futures	330	Short	Sep 2018	(80,938,302)	(81,151,125)	(212,823)
Eurodollar Futures	91	Short	Mar 2019	(22,227,488)	(22,345,050)	(117,562)
German Euro BUND Futures	65	Short	Sep 2017	(11,994,550)	(11,996,810)	(2,260)
U.S. Treasury Long Bond Futures	40	Short	Sep 2017	(6,080,884)	(6,152,500)	(71,616)
						$474,932

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,588,000	USD	1,168,571	Standard Chartered Bank	8/15/2017	$10,112	-
BRL	13,594,590	USD	4,160,654	Deutsche Bank AG London	6/2/2017	40,458	-
BRL	10,364,524	USD	3,141,717	Goldman Sachs Bank USA	6/2/2017	61,214	-
BRL	2,137,047	USD	658,830	JPMorgan Chase Bank	6/2/2017	1,578	-
BRL	8,273,600	USD	2,642,310	Standard Chartered Bank London	6/2/2017	-	($85,533)
BRL	8,273,600	USD	2,549,410	Deutsche Bank AG London	7/5/2017	-	(11,060)
CAD	9,801,000	USD	7,193,188	Bank of America, N.A.	6/2/2017	62,343	-
CAD	1,200,000	USD	882,302	BNP Paribas SA	6/2/2017	6,039	-
CAD	8,250,000	USD	6,014,857	Goldman Sachs Bank USA	6/2/2017	92,493	-
CAD	4,800,000	USD	3,541,805	HSBC Bank USA	6/2/2017	11,562	-
CAD	8,900,000	USD	6,491,131	JPMorgan Chase Bank N.A.	6/2/2017	97,404	-
CAD	1,300,000	USD	951,396	Royal Bank of Canada	6/2/2017	10,974	-
CAD	6,500,000	USD	4,760,593	UBS AG	6/2/2017	51,258	-
CAD	5,989,000	USD	4,450,307	BNP Paribas SA	7/5/2017	-	(14,142)
CHF	3,139,000	USD	3,132,918	Goldman Sachs Bank USA	8/15/2017	123,402	-
CNH	23,996,829	USD	3,470,257	Morgan Stanley Bank, N.A.	7/5/2017	59,519	-
CZK	11,426,000	USD	455,509	Morgan Stanley Bank, N.A.	7/10/2017	32,760	-
DKK	2,530,000	USD	364,745	Bank of America, N.A.	7/3/2017	18,015	-
DKK	76,968,000	USD	11,117,438	BNP Paribas SA	7/3/2017	526,932	-
DKK	33,485,000	USD	5,043,162	Goldman Sachs Bank USA	7/3/2017	22,732	-
DKK	2,345,000	USD	337,793	UBS AG	7/3/2017	16,979	-
DKK	4,700,000	USD	682,594	Goldman Sachs Bank USA	10/2/2017	32,017	-
EUR	3,014,000	USD	3,322,765	Bank of America, N.A.	8/15/2017	76,189	-
EUR	310,000	USD	346,631	Deutsche Bank AG London	8/15/2017	2,963	-
EUR	82,038,000	USD	89,717,577	UBS AG	8/15/2017	2,798,464	-
GBP	138,000	USD	178,681	Royal Bank of Canada	8/15/2017	-	(471)
IDR	1,501,672,000	USD	111,021	UBS AG	6/23/2017	1,470	-
IDR	10,937,640,000	USD	812,000	Barclays Capital	10/13/2017	-	(3,311)
IDR	5,870,740,000	USD	436,000	Goldman Sachs Bank USA	10/13/2017	-	(1,939)
IDR	15,242,755,000	USD	1,132,000	JPMorgan Chase Bank	10/13/2017	-	(5,006)
ILS	1,965,091	USD	542,220	Bank of America, N.A.	7/5/2017	13,413	-
INR	37,704,960	USD	578,608	Goldman Sachs Bank USA	7/20/2017	2,188	-
INR	164,959,140	USD	2,513,663	Standard Chartered Bank London	7/20/2017	27,317	-
INR	202,664,100	USD	3,077,196	Goldman Sachs Bank USA	12/4/2017	-	(9,084)
JPY	6,997,100,000	USD	61,577,018	HSBC Bank USA	8/15/2017	1,810,650	-
JPY	251,200,000	USD	2,215,932	Standard Chartered Bank	8/15/2017	59,723	-
KRW	7,001,046,360	USD	6,189,044	Citibank N.A.	6/23/2017	65,893	-
KRW	855,332,700	USD	753,000	Goldman Sachs Bank USA	4/24/2018	15,222	-
KRW	128,193,000	USD	114,000	BNP Paribas SA	4/27/2018	1,146	-
KRW	923,976,000	USD	820,000	JPMorgan Chase Bank	4/27/2018	9,940	-
MXN	73,676,195	USD	3,816,609	BNP Paribas SA	8/8/2017	91,361	-
MYR	5,844,685	USD	1,297,521	UBS AG	6/23/2017	66,626	-
NOK	4,695,000	USD	546,717	Goldman Sachs Bank USA	8/15/2017	9,583	-
PEN	1,611,225	USD	493,711	BNP Paribas SA	6/28/2017	-	(2,321)
PLN	488,000	USD	126,363	Standard Chartered Bank London	8/4/2017	4,749	-
THB	42,828,005	USD	1,220,606	JPMorgan Chase Bank	6/23/2017	36,684	-
TWD	243,320	USD	8,000	Goldman Sachs Bank USA	6/23/2017	94	-
TWD	75,527,260	USD	2,482,000	Morgan Stanley Bank, N.A.	6/23/2017	30,510	-
USD	4,202,651	BRL	13,594,589	Deutsche Bank AG London	6/2/2017	1,539	-
USD	3,090,817	BRL	10,364,524	Goldman Sachs Bank USA	6/2/2017	-	(112,115)
USD	682,000	BRL	2,137,046	JPMorgan Chase Bank	6/2/2017	21,592	-
USD	2,550,668	BRL	8,273,600	Standard Chartered Bank London	6/2/2017	-	(6,109)
USD	3,119,777	BRL	10,364,524	Goldman Sachs Bank USA	7/5/2017	-	(60,071)
USD	4,447,828	CAD	5,989,000	BNP Paribas SA	6/2/2017	14,262	-
USD	11,134,249	CAD	15,105,000	HSBC Bank USA	6/2/2017	-	(47,753)
USD	14,380,482	CAD	19,657,000	JPMorgan Chase Bank N.A.	6/2/2017	-	(171,297)
USD	3,316,811	CNH	23,429,953	UBS AG	12/5/2017	-	(89,327)
USD	402,091	CZK	10,000,000	Goldman Sachs Bank USA	6/30/2017	-	(24,976)
USD	602,652	CZK	15,000,000	JPMorgan Chase Bank	6/30/2017	-	(37,949)
USD	80,523	CZK	2,000,000	Citibank N.A.	7/24/2017	-	(5,014)
USD	555,181	CZK	14,000,000	JPMorgan Chase Bank	8/25/2017	-	(44,710)
USD	20,737,697	DKK	140,666,926	Bank of America, N.A.	7/3/2017	-	(543,583)
USD	1,301,247	DKK	8,460,000	BNP Paribas SA	7/3/2017	21,347	-
USD	368,574	DKK	2,530,000	Goldman Sachs Bank USA	7/3/2017	-	(14,186)
USD	5,194,083	DKK	34,095,000	JPMorgan Chase Bank N.A.	7/3/2017	35,903	-
USD	3,672,166	DKK	24,140,000	Morgan Stanley Bank, N.A.	7/3/2017	20,063	-
USD	197,900	DKK	1,375,000	UBS AG	7/3/2017	-	(10,121)
USD	9,086,677	DKK	59,336,000	HSBC Bank USA	10/2/2017	64,947	-
USD	1,384,170	DKK	9,000,000	JPMorgan Chase Bank N.A.	10/2/2017	15,766	-
USD	13,504,535	DKK	92,317,000	Bank of America, N.A.	1/2/2018	-	(607,511)
USD	11,523,002	DKK	78,777,000	JPMorgan Chase Bank N.A.	1/2/2018	-	(519,251)
USD	15,164,606	DKK	101,800,000	BNP Paribas SA	4/3/2018	-	(484,670)
USD	3,017,073	EUR	2,700,000	JPMorgan Chase Bank N.A.	6/7/2017	-	(16,664)
USD	2,226,214	EUR	1,983,000	Goldman Sachs Bank USA	8/15/2017	-	(10,058)
USD	2,900,154	EUR	2,565,000	JPMorgan Chase Bank N.A.	8/15/2017	7,548	-
USD	15,979,929	GBP	12,300,000	Goldman Sachs Bank USA	6/7/2017	129,966	-
USD	361,709	GBP	279,000	Goldman Sachs Bank USA	8/15/2017	1,414	-
USD	3,123,676	INR	202,664,100	Goldman Sachs Bank USA	7/20/2017	1,901	-
USD	8,100,153	JPY	920,000,000	Bank of America, N.A.	6/5/2017	-	(207,671)
USD	8,102,770	JPY	920,000,000	Citibank N.A.	6/5/2017	-	(205,054)
USD	25,179,372	JPY	2,807,500,000	Citibank N.A.	6/6/2017	-	(173,877)
USD	30,409,083	JPY	3,400,000,000	UBS AG	6/13/2017	-	(303,818)
USD	3,934,879	JPY	450,000,000	Citibank N.A.	6/19/2017	-	(131,255)
USD	2,186,777	JPY	250,000,000	UBS AG	6/19/2017	-	(72,187)
USD	753,000	KRW	854,504,400	Morgan Stanley Bank, N.A.	4/24/2018	-	(14,478)
USD	934,000	KRW	1,049,816,000	JPMorgan Chase Bank	4/27/2018	-	(8,973)
USD	1,236,000	MXN	23,283,448	JPMorgan Chase Bank N.A.	8/8/2017	987	-
USD	945,730	MXN	19,500,000	Nomura Global Financial Products, Inc.	11/30/2017	-	(69,787)
USD	3,208,730	MXN	67,100,000	BNP Paribas SA	3/1/2018	-	(233,566)
USD	464,904	NZD	674,000	Goldman Sachs Bank USA	6/2/2017	-	(12,625)
USD	4,177,685	SEK	36,900,000	Bank of America, N.A.	8/15/2017	-	(85,641)
USD	17,819,142	SEK	157,200,000	Goldman Sachs Bank USA	8/15/2017	-	(343,320)
USD	545,713	SEK	4,725,000	HSBC Bank USA	8/15/2017	-	(201)
USD	7,840,854	SGD	11,038,550	Morgan Stanley Bank, N.A.	6/23/2017	-	(138,898)
USD	2,503,400	TWD	76,433,795	UBS AG	6/23/2017	-	(39,268)
ZAR	14,286,815	USD	1,058,959	Goldman Sachs Bank USA	8/4/2017	18,466	-
						$6,757,677	($4,978,851)

The accompanying notes are an integral part of the financial statements.

41

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

Name of issuer	Exercise price	Expiration date	Number of contracts		Notional amount	Premium	Value
Calls
10-Year U.S. Treasury Note	$127.50	Aug 2017	32	USD	32,000	$15,750	($19,000)
Eurodollar Futures	98.75	Mar 2018	171	USD	427,500	18,978	(19,238)
						$34,728	($38,238)
Puts
10-Year U.S. Treasury Note	$124.00	Aug 2017	32	USD	32,000	$11,674	($9,000)
						$11,674	($9,000)
						$46,402	($47,238)

The accompanying notes are an integral part of the financial statements.

42

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

WRITTEN OPTIONS (CONTINUED)

Foreign currency options

Description	Counterparty (OTC)	Exercise price	Expiration date	Number of contracts		Notional amount	Premium	Value
Calls
U.S. Dollar versus Brazilian Real	Credit Suisse International	$6.30	Jan 2018	1,000,000	USD	1,000,000	$53,250	($129)
							$53,250	($129)
Puts
U.S. Dollar versus Korean Won	BNP Paribas SA	$1,075.00	Apr 2018	339,000	USD	339,000	$7,170	($7,040)
U.S. Dollar versus Korean Won	JPMorgan Chase Bank	1,075.00	Apr 2018	2,440,000	USD	2,440,000	49,994	(50,669)
U.S. Dollar versus Korean Won	Goldman Sachs Bank USA	1,075.00	Apr 2018	2,185,000	USD	2,185,000	40,707	(44,768)
							$97,871	($102,477)
							$151,121	($102,606)

The accompanying notes are an integral part of the financial statements.

43

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

WRITTEN OPTIONS (CONTINUED)

Interest rate swaptions

Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date	Number of contracts		Notional amount	Premium	Value
Puts
10-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Receive	2.850%	Sep 2017	13,400,000	USD	13,400,000	$38,525	($7,638)
									$38,525	($7,638)

The accompanying notes are an integral part of the financial statements.

44

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

WRITTEN OPTIONS (CONTINUED)

Inflation floors

Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date	Number of contracts		Notional amount	Premium	Value
Floor - OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Sep 2020	1,700,000	USD	1,700,000	$21,930	($9)
								$21,930	($9)

The accompanying notes are an integral part of the financial statements.

45

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

SWAPS

Interest rate swaps

Centrally cleared	Notional amount	Currency	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	2,090,000,000	JPY	JPY-LIBOR-BBA	Fixed 0.150%	Semi-Annual	Semi-Annual	Mar 2018	$3,910	$18,095	$22,005
Centrally cleared	49,000,000	USD	USD-LIBOR-BBA	Fixed 1.000%	Semi-Annual	Quarterly	May 2018	(186,078)	19,580	(166,498)
Centrally cleared	179,800,000	USD	USD-LIBOR-BBA	Fixed 1.750%	At maturity	Quarterly	Jun 2018	14,756	251,869	266,625
Centrally cleared	150,200,000	BRL	BRL - CETIP	Fixed 10.100%	At maturity	At maturity	Jan 2019	(439,258)	156,923	(282,335)
Centrally cleared	20,700,000	BRL	BRL - CETIP	Fixed 9.480%	At maturity	At maturity	Jan 2019	-	(2,425)	(2,425)
Centrally cleared	34,800,000	BRL	BRL-CDI	Fixed 8.730%	At maturity	At maturity	Jan 2019	-	(84,010)	(84,010)
Centrally cleared	37,400,000	BRL	BRL-CDI	Fixed 8.789%	At maturity	At maturity	Jan 2019	-	(81,377)	(81,377)
Centrally cleared	49,000,000	USD	Fixed 1.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	May 2019	72,071	123,645	195,716
Centrally cleared	179,800,000	USD	Fixed 2.250%	USD-LIBOR-BBA	At maturity	Quarterly	Jun 2019	(12,385)	(421,113)	(433,498)
Centrally cleared	59,900,000	GBP	GBP-LIBOR-BBA	Fixed 0.750%	Semi-Annual	Semi-Annual	Sep 2019	92,214	192,967	285,181
Centrally cleared	13,200,000	EUR	EUR-EURIBOR-Reuters	Fixed 0.000%	Annual	Semi-Annual	Sep 2019	25,121	9,300	34,421
Centrally cleared	1,900,000	USD	Fixed 2.000%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2020	5,991	(38,029)	(32,038)
Centrally cleared	3,290,000,000	JPY	Fixed 0.500%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2021	(223,470)	(347,408)	(570,878)
Centrally cleared	21,400,000	MXN	MXN-TIIE-Banxico	Fixed 7.278%	Monthly	Monthly	Mar 2022	-	(8,151)	(8,151)
Centrally cleared	24,500,000	MXN	MXN-TIIE-Banxico	Fixed 7.317%	Monthly	Monthly	Mar 2022	-	(7,192)	(7,192)
Centrally cleared	5,900,000	USD	Fixed 8.375%	USD-LIBOR-BBA	Quaterly	Quarterly	Jun 2022	-	(4,629)	(4,629)
Centrally cleared	4,200,000	USD	Fixed 7.000%	USD-LIBOR-BBA	Quaterly	Quarterly	Jun 2022	-	(473)	(473)
Centrally cleared	21,600,000	USD	Fixed 8.500%	USD-LIBOR-BBA	Quaterly	Quarterly	Jun 2022	(1,620)	(16,699)	(18,319)
Centrally cleared	28,200,000	EUR	EUR-EURIBOR-Reuters	Fixed 0.250%	Annual	Semi-Annual	Sep 2022	(338,663)	370,722	32,059
Centrally cleared	5,500,000	GBP	Fixed 1.000%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2022	4,962	(68,971)	(64,009)
Centrally cleared	57,300,000	USD	Fixed 2.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2022	(646,433)	(151,664)	(798,097)
Centrally cleared	19,800,000	USD	Fixed 2.000%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2023	113,748	(346,670)	(232,922)
Centrally cleared	77,300,000	USD	Fixed 1.750%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2023	(887,919)	1,428,392	540,473
Centrally cleared	300,000	BRL	Fixed 12.800%	BRL-CDI	At maturity	At maturity	Jan 2025	67	5,452	5,519
Centrally cleared	70,100,000	BRL	BRL - CETIP	Fixed 10.300%	At maturity	At maturity	Jan 2025	268,450	(583,865)	(315,415)
Centrally cleared	7,300,000	BRL	BRL - CETIP	Fixed 9.977%	At maturity	At maturity	Jan 2025	-	(56,021)	(56,021)
Centrally cleared	3,300,000	SEK	SEK-STIBOR-SIDE	Fixed 1.085%	Annual	Quarterly	Jan 2025	-	12,368	12,368
Centrally cleared	2,800,000	SEK	SEK-STIBOR-SIDE	Fixed 1.080%	Annual	Quarterly	Jan 2025	-	10,366	10,366
Centrally cleared	2,200,000	AUD	Fixed 3.500%	AUD-BBR-BBSW	Semi-Annual	Semi-Annual	Dec 2025	(48,487)	(81,550)	(130,037)
Centrally cleared	31,100,000	MXN	MXN-TIIE-Banxico	Fixed 6.080%	Monthly	Monthly	Mar 2026	(171,780)	6,369	(165,411)
Centrally cleared	1,340,000,000	JPY	USD-LIBOR-BBA	Fixed 0.300%	Semi-Annual	Semi-Annual	Mar 2026	(63,123)	175,620	112,497
Centrally cleared	16,700,000	MXN	MXN-TIIE-Banxico	Fixed 7.380%	Monthly	Monthly	Nov 2026	(18,892)	5,886	(13,006)
Centrally cleared	45,100,000	MXN	MXN-TIIE-Banxico	Fixed 7.740%	Monthly	Monthly	Feb 2027	(8,017)	32,560	24,543
Centrally cleared	37,700,000	MXN	MXN-TIIE-Banxico	Fixed 7.730%	Monthly	Monthly	Feb 2027	-	20,203	20,203
Centrally cleared	3,300,000	USD	USD-LIBOR-BBA	Fixed 1.500%	Semi-Annual	Quarterly	Jun 2027	(211,874)	5,435	(206,439)
Centrally cleared	17,400,000	GBP	Fixed 1.500%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2027	(631,105)	(66,939)	(698,044)
Centrally cleared	33,200,000	EUR	EUR-EURIBOR-Reuters	Fixed 1.000%	Annual	Semi-Annual	Sep 2027	326,559	233,913	560,472
Centrally cleared	1,020,000,000	JPY	JPY-LIBOR-BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	288,629	1,242,467	1,531,096
Centrally cleared	10,300,000	USD	Fixed 2.098%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jul 2041	243	170,171	170,414
Centrally cleared	1,000,000	USD	Fixed 1.768%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2046	18,806	121,265	140,071
Centrally cleared	500,000	USD	Fixed 1.750%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2047	98,376	(18,787)	79,589
Centrally cleared	7,850,000	EUR	Fixed 1.500%	EUR-EURIBOR-Reuters	Annual	Semi-Annual	Mar 2048	(103,260)	126,281	23,021
Centrally cleared	1,250,000	GBP	Fixed 1.750%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2048	(65,847)	(67,802)	(133,649)
Centrally cleared	6,200,000	EUR	Fixed 1.500%	EUR-EURIBOR-Reuters	Annual	Semi-Annual	Mar 2048	39,585	(21,403)	18,182
Centrally cleared	3,500,000	USD	Fixed 2.955%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Nov 2049	-	(286,660)	(286,660)
Centrally cleared	900,000	USD	Fixed 2.953%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Nov 2049	-	(73,239)	(73,239)
								($2,684,723)	$1,904,772	($779,951)

The accompanying notes are an integral part of the financial statements.

46

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

SWAPS (CONTINUED)

Credit default swaps - Buyer

Counterparty (OTC)/Centrally cleared	Reference obligation	Notional amount	Currency	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America N.A.	ING Bank NV	300,000	EUR	$336,165	1.000%	Quarterly	Dec 2021	$7,779	($9,998)	($2,219)
Barclays Captial	Government of Japan	600,000	USD	600,000	1.000%	Quarterly	Jun 2022	(21,583)	(1,078)	(22,661)
BNP Paribas	ING Bank NV	300,000	EUR	337,635	1.000%	Quarterly	Dec 2021	10,020	(12,239)	(2,219)
BNP Paribas	Credit Suisse Group, Ltd.	2,400,000	EUR	2,607,721	1.000%	Quarterly	Jun 2022	39,628	(41,825)	(2,197)
BNP Paribas	Barclays Bank PLC	100,000	EUR	108,655	1.000%	Quarterly	Jun 2022	3,579	(2,127)	1,452
BNP Paribas	Government of Japan	1,700,000	USD	1,700,000	1.000%	Quarterly	Jun 2022	(61,265)	(2,942)	(64,207)
Citibank N.A.	HSBC Bank PLC	300,000	EUR	336,165	1.000%	Quarterly	Dec 2021	7,042	(7,809)	(767)
Goldman Sachs International	HSBC Bank PLC	1,000,000	EUR	1,057,350	1.000%	Quarterly	Dec 2021	21,058	(23,613)	(2,555)
Goldman Sachs International	Government of Japan	800,000	USD	800,000	1.000%	Quarterly	Jun 2022	(28,716)	(1,499)	(30,215)
JPMorgan Chase Bank	HSBC Bank PLC	1,400,000	EUR	1,480,289	1.000%	Quarterly	Dec 2021	32,062	(35,639)	(3,577)
				$9,363,980				$9,604	($138,769)	($129,165)
Centrally Cleared	Ally Financial, Inc.	1,000,000	USD	$1,000,000	1.000%	Quarterly	Jun 2018	($38,606)	($19,405)	($58,011)
Centrally Cleared	Altria Group, Inc.	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2020	(27,700)	(5,889)	(33,589)
Centrally Cleared	BASF SE	400,000	EUR	425,980	1.000%	Quarterly	Dec 2020	(10,176)	(3,975)	(14,151)
Centrally Cleared	Bayer AG	500,000	EUR	532,970	1.000%	Quarterly	Dec 2020	(9,865)	(6,936)	(16,801)
Centrally Cleared	British American Tobacco PLC	700,000	EUR	753,280	1.000%	Quarterly	Dec 2020	(13,299)	(6,832)	(20,131)
Centrally Cleared	Fortum OYJ	100,000	EUR	106,255	1.000%	Quarterly	Dec 2020	(1,582)	(1,024)	(2,606)
Centrally Cleared	Koninklijke DSM NV	700,000	EUR	751,215	1.000%	Quarterly	Dec 2020	(19,565)	(4,267)	(23,832)
Centrally Cleared	Pfizer, Inc.	800,000	USD	800,000	1.000%	Quarterly	Dec 2020	(20,251)	(3,977)	(24,228)
Centrally Cleared	Reynolds American, Inc.	1,400,000	USD	1,400,000	1.000%	Quarterly	Dec 2020	(36,247)	(6,257)	(42,504)
Centrally Cleared	Telia Company AB	300,000	EUR	318,225	1.000%	Quarterly	Dec 2020	(6,460)	(2,166)	(8,626)
Centrally Cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(3,241)	(1,430)	(4,671)
Centrally Cleared	UnitedHealth Group, Inc.	500,000	USD	500,000	1.000%	Quarterly	Dec 2020	(11,965)	(3,983)	(15,948)
Centrally Cleared	CDX.NA.IG.27	1,200,000	USD	1,200,000	1.000%	Quarterly	Dec 2021	20,123	6,798	26,921
Centrally Cleared	UBS AG	700,000	EUR	761,250	1.000%	Quarterly	Dec 2021	(19,410)	(3,719)	(23,129)
Centrally Cleared	iTraxx Europe Series 27 Version 1	11,500,000	EUR	12,468,043	1.000%	Quarterly	Jun 2022	(164,639)	(104,302)	(268,941)
				$22,334,168				($362,883)	($167,364)	($530,247)
				$31,698,148				($353,279)	($306,133)	($659,412)

The accompanying notes are an integral part of the financial statements.

47

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

SWAPS (CONTINUED)

Credit default swaps - Seller

Counterparty (OTC)/Centrally cleared	Reference obligation	Implied Credit spread	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
BNP Paribas	Barclays Bank PLC	0.172%	1,300,000	EUR	$1,438,190	1.000%	Quarterly	Jun 2017	($993)	$4,627	$3,634
Citibank N.A.	Shire PLC	1.750%	200,000	EUR	212,750	1.000%	Quarterly	Dec 2021	(6,883)	5,510	(1,373)
Credit Suisse	Federative Republic of Brazil	2.214%	200,000	USD	200,000	1.000%	Quarterly	Dec 2021	(11,679)	2,513	(9,166)
Goldman Sachs International	Federative Republic of Brazil	2.330%	600,000	USD	600,000	1.000%	Quarterly	Jun 2022	(34,772)	(1,154)	(35,926)
Goldman Sachs International	United Mexican States	1.196%	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	(2,911)	1,440	(1,471)
HSBC Bank	Federative Republic of Brazil	2.124%	500,000	USD	500,000	1.000%	Quarterly	Dec 2021	(30,185)	7,270	(22,915)
HSBC Bank	United Mexican States	1.196%	800,000	USD	800,000	1.000%	Quarterly	Jun 2022	(11,644)	5,762	(5,882)
					$3,950,940				($99,067)	$25,968	($73,099)
Centrally Cleared Swap	Barclays Bank PLC	0.176%	100,000	EUR	$108,750	1.000%	Quarterly	Jun 2017	$52	$227	$279
Centrally Cleared Swap	The Royal Bank of Scotland PLC	0.248%	700,000	EUR	761,250	1.000%	Quarterly	Dec 2017	3,190	1,739	4,929
Centrally Cleared Swap	CDX.NA.IG.28	0.620%	16,900,000	USD	16,900,000	1.000%	Quarterly	Jun 2022	255,925	88,288	344,213
Centrally Cleared Swap	Exelon Generation Company LLC	1.561%	1,200,000	USD	1,200,000	1.000%	Quarterly	Jun 2022	(31,918)	2,692	(29,226)
Centrally Cleared Swap	TESCO PLC	1.666%	2,500,000	EUR	2,692,670	1.000%	Quarterly	Jun 2022	(121,898)	35,944	(85,954)
Centrally Cleared Swap	Royal Dutch Shell PLC	0.990%	400,000	EUR	422,140	1.000%	Quarterly	Dec 2026	(11,205)	12,522	1,317
					$22,084,810				$94,146	$141,412	$235,558
					$26,035,750				($4,921)	$167,380	$162,459

The accompanying notes are an integral part of the financial statements.

48

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

SWAPS (CONTINUED)

Currency Swaps

Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date		Notional amount of currency received	Notional amount of currency delivered	Unamortized upfront payment	Unrealized appreciation (depreciation)	Market value
Bank of America N.A.	Floating rate equal to 3 Month CAD-LIBOR less 0.1260% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Nov 2018	CAD	8,600,000	6,564,871	($22,958)	($170,917)	($193,875)
Bank of America N.A.	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2019	GBP	3,700,000	4,518,070	748,416	(520,237)	228,179
Bank of America N.A.	Floating rate equal to 3 Month EURIBOR less 0.4200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2027	EUR	1,800,000	1,921,320	13,860	55,342	69,202
BNP Paribas	Floating rate equal to 3 Month EURIBOR less 0.3800% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Sep 2022	EUR	4,600,000	5,117,040	(5,293)	47,233	41,940
Citibank N.A.	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2020	GBP	12,700,000	15,532,100	(35,124)	853,665	818,541
Citibank N.A.	Floating rate equal to 3 Month EURIBOR less 0.4250% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Jun 2027	EUR	8,090,000	8,595,625	31,385	384,855	416,240
Deutsche Bank AG	Floating rate equal to 3 Month GBP-LIBOR less 0.0550% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Oct 2026	GBP	4,000,000	4,880,000	18,197	245,635	263,832
Goldman Sachs Bank USA	Floating rate equal to 3 Month CAD-LIBOR less 0.1260% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Nov 2018	CAD	43,400,000	32,717,678	(90,667)	(475,703)	(566,370)
Goldman Sachs Bank USA	Floating rate equal to 3 Month CHF-LIBOR less 0.7500% based on the notional amount of the currency received	Floating rate equal to 3 Month EURIBOR based on the notional amount of the currency received	Quarterly	Jun 2019	CHF	2,800,000	2,620,800	(4,358)	(49,742)	(54,100)
Goldman Sachs Bank USA	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2020	GBP	18,200,000	22,258,600	(27,611)	1,200,638	1,173,027
Goldman Sachs Bank USA	Floating rate equal to 3 Month EURIBOR less 0.4200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2027	EUR	900,000	960,660	8,055	26,547	34,602
Goldman Sachs Bank USA	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Floating rate equal to 3 Month EURIBOR less 0.4200% based on the notional amount of the currency received	Quarterly	Mar 2027	USD	2,134,800	2,000,000	(102,900)	7,943	(94,957)
Royal Bank of Scotland	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Mar 2019	GBP	8,600,000	10,501,460	182,314	352,640	534,954
Royal Bank of Scotland	Floating rate equal to 3 Month GBP-LIBOR less 0.0550% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Oct 2026	GBP	1,100,000	1,342,220	32,285	40,049	72,334
								$745,601	$1,997,948	$2,743,549

The accompanying notes are an integral part of the financial statements.

49

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

SWAPS (CONTINUED)

Volatility swaps

Counterparty (OTC)	Reference entity	Currency	Notional amount	USD Notional amount	Pay/receive variance	Payment frequency	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Deutsche Bank	EUR versus CHF	CHF	4,000	$4,033	Receive	At maturity	Jun 2019	6.80%	$3,976	$3,976
Deutsche Bank	EUR versus CHF	CHF	5,000	5,073	Receive	At maturity	Jun 2019	6.75%	4,648	4,648
Deutsche Bank	USD versus CHF	CHF	4,000	4,033	Pay	At maturity	Jun 2019	9.00%	(3,058)	(3,058)
Deutsche Bank	USD versus CHF	CHF	5,000	5,073	Pay	At maturity	Jun 2019	9.00%	(3,752)	(3,752)
				$18,212					$1,814	$1,814

The accompanying notes are an integral part of the financial statements.

50

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Derivative currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Derivative abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

51

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 98.9%
Australia - 5.5%
Dexus	56,551	$436,031
Goodman Group	217,762	1,373,452
Investa Office Fund	157,356	551,454
Mirvac Group	1,563,872	2,646,013
Scentre Group	787,020	2,486,914
The GPT Group	728,946	2,835,028
Vicinity Centres	415,210	850,556
Viva Energy REIT	132,916	237,757
Westfield Corp.	304,182	1,913,987
		13,331,192
Austria - 0.8%
BUWOG AG (I)	69,883	1,982,902
Canada - 2.2%
Canadian Apartment Properties REIT	89,064	2,207,397
Chartwell Retirement Residences	153,416	1,826,205
Granite Real Estate Investment Trust	17,857	676,421
Pure Industrial Real Estate Trust	134,228	672,705
		5,382,728
France - 4.1%
Gecina SA	13,786	2,117,933
ICADE	5,964	481,015
Klepierre	92,023	3,843,608
Unibail-Rodamco SE	13,029	3,363,839
		9,806,395
Germany - 3.5%
alstria office REIT AG	77,138	1,077,827
Deutsche Wohnen AG	75,460	2,961,818
LEG Immobilien AG	18,688	1,763,842
TLG Immobilien AG	54,318	1,106,556
Vonovia SE	36,316	1,428,142
		8,338,185
Hong Kong - 7.3%
Cheung Kong Property Holdings, Ltd.	400,755	3,004,543
Hang Lung Properties, Ltd.	1,063,000	2,748,029
Hopewell Holdings, Ltd.	182,500	684,664
Link REIT	491,256	3,874,751
New World Development Company, Ltd. (L)	1,051,000	1,306,100
Sun Hung Kai Properties, Ltd.	287,381	4,249,769
Swire Properties, Ltd.	486,000	1,620,752
		17,488,608
Ireland - 0.9%
Green REIT PLC	464,883	752,904
Hibernia REIT PLC	880,257	1,375,560
		2,128,464
Japan - 10.8%
Advance Residence Investment Corp.	417	1,106,529
Daibiru Corp.	80,700	821,033
Frontier Real Estate Investment Corp.	285	1,247,092
Global One Real Estate Investment Corp.	341	1,232,373
Invesco Office J-REIT, Inc.	440	403,209
Japan Logistics Fund, Inc.	833	1,791,790

Global Real Estate Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Real Estate Investment Corp.	381	$2,001,534
Japan Retail Fund Investment Corp.	545	1,058,796
Mirai Corp.	142	207,664
Mitsubishi Estate Company, Ltd.	284,400	5,314,799
Mitsui Fudosan Company, Ltd.	228,000	5,389,918
Mori Hills REIT Investment Corp.	1,276	1,628,242
Mori Trust Hotel REIT, Inc. (L)	34	46,358
Mori Trust Sogo REIT, Inc.	1,269	2,058,269
NTT Urban Development Corp.	170,200	1,655,941
		25,963,547
Malta - 0.0%
BGP Holdings PLC (I)	4,606,148	82,789
Netherlands - 0.8%
InterXion Holding NV (I)	46,033	2,046,167
Singapore - 2.6%
CDL Hospitality Trusts	430,100	505,008
City Developments, Ltd.	300,000	2,307,080
Frasers Logistics & Industrial Trust	872,700	633,882
Global Logistic Properties, Ltd.	268,800	563,399
Mapletree Commercial Trust	758,300	846,823
Suntec Real Estate Investment Trust	1,029,300	1,363,971
UOL Group, Ltd.	8,900	45,023
		6,265,186
Spain - 0.5%
Merlin Properties Socimi SA	101,596	1,289,599
Sweden - 1.5%
Castellum AB	96,321	1,437,059
Fabege AB	57,840	1,085,541
Hufvudstaden AB, A Shares	56,968	967,817
		3,490,417
Switzerland - 0.7%
PSP Swiss Property AG	16,649	1,571,296
United Kingdom - 5.3%
Assura PLC	774,450	634,113
Great Portland Estates PLC	122,081	999,153
Hammerson PLC	136,215	1,029,270
Intu Properties PLC	218,104	765,232
Land Securities Group PLC	135,457	1,869,356
LondonMetric Property PLC	288,922	627,573
Safestore Holdings PLC	99,740	566,932
Segro PLC	346,155	2,245,472
St. Modwen Properties PLC	50,954	228,103
The British Land Company PLC	261,600	2,138,175
The PRS REIT PLC (I)	432,700	588,870
The UNITE Group PLC	134,054	1,088,879
		12,781,128
United States - 52.4%
Agree Realty Corp.	29,550	1,345,412
Alexandria Real Estate Equities, Inc.	48,182	5,621,876
American Homes 4 Rent, Class A	80,463	1,808,004
AvalonBay Communities, Inc.	41,927	8,018,119
Brixmor Property Group, Inc.	68,534	1,236,353
Camden Property Trust	46,430	3,868,083

The accompanying notes are an integral part of the financial statements.

52

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
CareTrust REIT, Inc.	48,469	$884,559
Colony NorthStar, Inc., Class A	126,803	1,791,726
CoreSite Realty Corp.	16,983	1,787,970
Corporate Office Properties Trust	53,876	1,817,237
CubeSmart	32,121	801,740
DiamondRock Hospitality Company	187,000	2,073,830
Duke Realty Corp.	66,447	1,905,035
DuPont Fabros Technology, Inc.	45,213	2,469,986
EastGroup Properties, Inc.	35,508	2,891,772
Empire State Realty Trust, Inc., Class A	135,484	2,818,067
Equity LifeStyle Properties, Inc.	27,766	2,343,450
Essex Property Trust, Inc.	25,451	6,538,871
Extended Stay America, Inc.	101,473	1,846,809
Four Corners Property Trust, Inc.	81,284	2,001,212
Gaming and Leisure Properties, Inc.	64,623	2,372,310
GGP, Inc.	198,975	4,433,163
HCP, Inc.	40,571	1,271,495
Healthcare Realty Trust, Inc.	30,758	1,023,011
Healthcare Trust of America, Inc., Class A	10,320	316,721
Host Hotels & Resorts, Inc.	16,867	303,437
Hudson Pacific Properties, Inc.	123,271	4,038,358
Invitation Homes, Inc.	96,671	2,080,360
MGM Growth Properties LLC, Class A	33,882	953,778
Pebblebrook Hotel Trust	28,093	868,636
Pennsylvania Real Estate Investment Trust	52,053	556,967
Piedmont Office Realty Trust, Inc., Class A	81,490	1,726,773
Prologis, Inc.	78,817	4,377,496
Public Storage	28,669	6,173,869
Retail Properties of America, Inc., Class A	164,785	2,026,856
Rexford Industrial Realty, Inc.	127,771	3,481,760
Sabra Health Care REIT, Inc.	76,174	1,784,757
Senior Housing Properties Trust	140,906	2,978,753
Simon Property Group, Inc.	25,410	3,919,493
Sunstone Hotel Investors, Inc.	204,870	3,198,021
The Macerich Company	49,216	2,825,491
Urban Edge Properties	94,176	2,245,156
VEREIT, Inc.	265,041	2,191,889
Vornado Realty Trust	58,549	5,398,218
Weingarten Realty Investors	76,498	2,301,825
Welltower, Inc.	129,184	9,371,007
		126,089,711
TOTAL COMMON STOCKS (Cost $209,006,255)		$238,038,314

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral Trust, 1.0209% (W)(Y)	22,936	229,513
TOTAL SECURITIES LENDING COLLATERAL (Cost $229,515)		$229,513

SHORT-TERM INVESTMENTS - 6.8%
Money market funds - 6.8%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.6386% (Y)	16,355,240	16,355,240

Global Real Estate Fund (continued)

SHORT-TERM INVESTMENTS (continued)
TOTAL SHORT-TERM INVESTMENTS (Cost $16,355,240)	$16,355,240

Total Investments (Global Real Estate Fund) (Cost $225,591,010) - 105.8%	$254,623,067
Other assets and liabilities, net - (5.8%)	(13,989,005)
TOTAL NET ASSETS - 100.0%	$240,634,062

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $214,478.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 97.2%
Consumer discretionary - 0.2%
Specialty retail - 0.2%
Jand, Inc., Class A (I)(R)	16,938	$138,722
Consumer staples - 1.4%
Food and staples retailing - 1.4%
Walgreens Boots Alliance, Inc.	12,356	1,001,083
Health care - 95.6%
Biotechnology - 34.8%
AbbVie, Inc.	7,107	469,204
ACADIA Pharmaceuticals, Inc. (I)	6,025	154,903
Acceleron Pharma, Inc. (I)	7,317	186,657
Acerta Pharma BV, Class B (I)(R)	4,892,850	372,346
Achaogen, Inc. (I)	5,266	106,268
Advanced Accelerator Applications SA, ADR (I)	5,315	200,801
Agios Pharmaceuticals, Inc. (I)	3,600	168,012
Aimmune Therapeutics, Inc. (I)	4,664	77,422
Alder Biopharmaceuticals, Inc. (I)	3,200	49,280
Alexion Pharmaceuticals, Inc. (I)	16,668	1,633,964
Alkermes PLC (I)	11,833	683,474
Alnylam Pharmaceuticals, Inc. (I)	7,659	501,358
Amgen, Inc.	4,450	690,818
Amicus Therapeutics, Inc. (I)	13,557	108,727
Aquinox Pharmaceuticals, Inc. (I)	7,646	97,563
Ardelyx, Inc. (I)	2,200	10,340
Argenx SE, ADR (I)	943	19,662
Array BioPharma, Inc. (I)	5,470	41,463
Audentes Therapeutics, Inc. (I)	3,464	49,431
Avexis, Inc. (I)	2,370	167,678
Axovant Sciences, Ltd. (I)	10,613	227,012
BeiGene, Ltd., ADR (I)	2,518	92,537
Bellicum Pharmaceuticals, Inc. (I)	959	10,156
Biogen, Inc. (I)	4,672	1,157,581
Biohaven Pharmaceutical Holding Company, Ltd. (I)	1,260	31,765
BioMarin Pharmaceutical, Inc. (I)	6,224	545,471
Bioverativ, Inc. (I)	2,239	123,347
Bluebird Bio, Inc. (I)	5,296	399,054
Blueprint Medicines Corp. (I)	3,998	143,448
Cara Therapeutics, Inc. (I)	1,500	24,840
Celgene Corp. (I)	3,800	434,758
Clovis Oncology, Inc. (I)	3,400	175,644
Coherus Biosciences, Inc. (I)	3,440	67,940
Corvus Pharmaceuticals, Inc. (I)	1,294	13,147
Dyax Corp. (I)	37,631	92,196
Editas Medicine, Inc. (I)	3,838	52,427
Exelixis, Inc. (I)	14,031	262,520
FibroGen, Inc. (I)	3,100	81,530
Gilead Sciences, Inc.	13,603	882,699
GlycoMimetics, Inc. (I)	3,749	47,575
Immunomedics, Inc. (I)	17,700	133,635
Incyte Corp. (I)	14,456	1,869,594
Innate Pharma SA (I)	2,484	34,151
Insmed, Inc. (I)	23,600	363,912
Ionis Pharmaceuticals, Inc. (I)	2,400	109,896
Ironwood Pharmaceuticals, Inc. (I)	30,788	545,255

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Juno Therapeutics, Inc. (I)	3,500	$81,305
Kite Pharma, Inc. (I)	7,090	512,749
Merus NV (I)	2,000	38,720
Minerva Neurosciences, Inc. (I)	3,000	24,750
Neurocrine Biosciences, Inc. (I)	18,892	821,235
Otonomy, Inc. (I)	3,700	45,325
Ovid Therapeutics, Inc. (I)	300	3,825
Proteostasis Therapeutics, Inc. (I)	3,000	11,880
Prothena Corp. PLC (I)	9,367	477,811
Puma Biotechnology, Inc. (I)	8,559	654,764
Radius Health, Inc. (I)	10,100	349,662
Regeneron Pharmaceuticals, Inc. (I)	2,604	1,195,392
Retrophin, Inc. (I)	2,100	33,285
Sage Therapeutics, Inc. (I)	7,450	492,520
Sarepta Therapeutics, Inc. (I)	1,200	35,808
Seattle Genetics, Inc. (I)	2,538	162,381
Seres Therapeutics, Inc. (I)	1,205	10,990
Shire PLC, ADR	7,463	1,289,009
Spark Therapeutics, Inc. (I)	7,004	356,714
TESARO, Inc. (I)	9,439	1,409,337
Tocagen, Inc. (I)	1,526	24,401
Ultragenyx Pharmaceutical, Inc. (I)	4,270	229,940
Vertex Pharmaceuticals, Inc. (I)	14,116	1,744,738
Xencor, Inc. (I)	7,033	144,177
		23,862,179
Health care equipment and supplies - 16.8%
Align Technology, Inc. (I)	1,600	232,320
Becton, Dickinson and Company	14,023	2,653,572
Danaher Corp.	4,500	382,230
DENTSPLY SIRONA, Inc.	2,820	179,126
DexCom, Inc. (I)	3,089	206,469
GenMark Diagnostics, Inc. (I)	12,200	157,868
Glaukos Corp. (I)	1,200	48,852
Hologic, Inc. (I)	21,400	926,834
Intuitive Surgical, Inc. (I)	2,737	2,503,479
K2M Group Holdings, Inc. (I)	3,124	71,071
Lantheus Holdings, Inc. (I)	18,433	305,988
Medtronic PLC	8,678	731,382
Oxford Immunotec Global PLC (I)	1,600	22,400
Penumbra, Inc. (I)	534	44,242
Stryker Corp.	10,400	1,486,784
Teleflex, Inc.	1,550	310,031
The Cooper Companies, Inc.	2,111	461,781
West Pharmaceutical Services, Inc.	5,000	485,100
Wright Medical Group NV (I)	11,503	307,355
		11,516,884
Health care providers and services - 22.6%
Acadia Healthcare Company, Inc. (I)	10,000	413,400
Aetna, Inc.	8,200	1,187,852
AmerisourceBergen Corp.	1,000	91,770
Anthem, Inc.	7,000	1,276,450
Centene Corp. (I)	16,869	1,225,195
Cigna Corp.	11,500	1,854,145
DaVita, Inc. (I)	7,692	509,672

The accompanying notes are an integral part of the financial statements.

54

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
Envision Healthcare Corp. (I)	7,603	$415,200
Fresenius Medical Care AG & Company KGaA	2,329	222,759
HCA Healthcare, Inc. (I)	13,908	1,139,204
Henry Schein, Inc. (I)	2,172	399,583
Humana, Inc.	7,976	1,852,506
McKesson Corp.	1,718	280,189
Molina Healthcare, Inc. (I)	1,235	79,744
UnitedHealth Group, Inc.	21,860	3,829,435
Universal Health Services, Inc., Class B	4,076	463,278
WellCare Health Plans, Inc. (I)	1,700	292,060
		15,532,442
Health care technology - 0.8%
athenahealth, Inc. (I)	3,624	485,544
HMS Holdings Corp. (I)	3,700	67,414
		552,958
Life sciences tools and services - 6.0%
Agilent Technologies, Inc.	26,434	1,595,028
Bruker Corp.	8,534	232,210
Illumina, Inc. (I)	1,088	192,968
Mettler-Toledo International, Inc. (I)	708	412,629
Thermo Fisher Scientific, Inc.	9,850	1,701,982
		4,134,817
Pharmaceuticals - 14.6%
Aclaris Therapeutics, Inc. (I)	2,100	49,938
Allergan PLC	8,620	1,928,725
Astellas Pharma, Inc.	13,900	175,690
AstraZeneca PLC, ADR	26,000	894,140
Bristol-Myers Squibb Company	16,627	897,027
Chugai Pharmaceutical Company, Ltd.	5,800	220,595
Dermira, Inc. (I)	3,695	101,317
Eisai Company, Ltd.	3,900	205,562
Eli Lilly & Company	13,645	1,085,733
GW Pharmaceuticals PLC, ADR (I)	2,445	241,101
Jazz Pharmaceuticals PLC (I)	200	29,112
Mallinckrodt PLC (I)	9,883	426,254
Merck & Company, Inc.	19,900	1,295,689
Mylan NV (I)	7,000	272,860
Pacira Pharmaceuticals, Inc. (I)	680	30,192
Perrigo Company PLC	2,200	160,270
Roche Holding AG	2,367	649,857
Sanofi	5,532	547,965
Teva Pharmaceutical Industries, Ltd., ADR	7,200	200,592
TherapeuticsMD, Inc. (I)	37,348	154,994
Theravance Biopharma, Inc. (I)	2,456	89,644
WaVe Life Sciences, Ltd. (I)	1,878	35,494
Zeneca, Inc. (I)	33,315	20,489
Zoetis, Inc.	4,900	305,172
		10,018,412
		65,617,692
TOTAL COMMON STOCKS (Cost $54,765,390)		$66,757,497

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES - 1.7%
Consumer discretionary - 0.5%
Specialty retail - 0.5%
Jand, Inc., Series D (I)(R)	37,822	$309,762
Health care - 0.7%
Biotechnology - 0.2%
Ardelyx, Inc. (I)	2,300	10,810
Ovid Therapeutics, Inc., Series B (I)	14,542	80,704
		91,514
Health care equipment and supplies - 0.2%
Becton, Dickinson and Company, 6.125%	2,596	138,912

Pharmaceuticals - 0.3%
Allergan PLC, 5.500%	274	219,411
		449,837
Information technology - 0.5%
Software - 0.5%
Doximity, Inc. (I)(R)	63,738	372,230
TOTAL PREFERRED SECURITIES (Cost $1,206,561)		$1,131,829

CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Biotechnology - 0.1%
Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/2022	$72,000	92,430
TOTAL CONVERTIBLE BONDS (Cost $72,000)		$92,430

RIGHTS - 0.0%
Wright Medical Group NV (Expiration Date: 01/02/2024) (I)(N)	10,400	14,560
TOTAL RIGHTS (Cost $26,000)		$14,560

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	323,983	323,983
T. Rowe Price Government Money Fund, 0.8310% (Y)	1,022	1,022
TOTAL SHORT-TERM INVESTMENTS (Cost $325,005)		$325,005

Total Investments (Health Sciences Fund) (Cost $56,394,956) - 99.5%		$68,321,321
Other assets and liabilities, net - 0.5%		328,990
TOTAL NET ASSETS - 100.0%		$68,650,311

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(N)	Strike price and/or expiration date not available.

The accompanying notes are an integral part of the financial statements.

55

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

56

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PORTFOLIO OF INVESTMENTS - May 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.0%
Argentina - 0.5%
Republic of Argentina
5.625%, 01/26/2022		$490,000	$509,600
6.875%, 04/22/2021 to 01/26/2027		1,170,000	1,257,290
7.500%, 04/22/2026		450,000	497,250
7.625%, 04/22/2046		250,000	265,625
			2,529,765
Brazil - 0.3%
Federative Republic of Brazil 10.000%, 01/01/2023	BRL	5,202,000	1,636,938
Indonesia - 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	43,660
Mexico - 0.2%
Government of Mexico 6.500%, 06/09/2022	MXN	17,886,000	927,307
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,420,029)			$5,137,670

CORPORATE BONDS - 88.4%
Consumer discretionary - 20.5%
Adient Global Holdings, Ltd. 4.875%, 08/15/2026(S)		$1,590,000	1,595,466
Altice Financing SA
6.625%, 02/15/2023 (S)		2,240,000	2,383,360
7.500%, 05/15/2026 (S)		810,000	892,013
AMC Entertainment Holdings, Inc. 6.125%, 05/15/2027(S)		1,000,000	1,033,750
Bossier Casino Venture Holdco, Inc., PIK 14.000%, 02/09/2018(S)		2,882,949	2,990,927
Brinker International, Inc. 5.000%, 10/01/2024(S)		790,000	796,913
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020		580,000	601,025
11.000%, 10/01/2021		1,605,000	1,727,622
CalAtlantic Group, Inc. 5.250%, 06/01/2026		1,240,000	1,274,100
Carmike Cinemas, Inc. 6.000%, 06/15/2023(S)		1,060,000	1,126,250
Carrols Restaurant Group, Inc. 8.000%, 05/01/2022		1,340,000	1,432,125
CCM Merger, Inc. 6.000%, 03/15/2022(S)		947,000	977,778
CCO Holdings LLC
5.125%, 05/01/2027 (S)		680,000	695,725
5.750%, 02/15/2026 (S)		885,000	948,056
CEC Entertainment, Inc. 8.000%, 02/15/2022		430,000	451,500
Century Communities, Inc. 5.875%, 07/15/2025(S)		1,440,000	1,440,000
Charter Communications Operating LLC

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
4.908%, 07/23/2025		$4,350,000	$4,707,975
6.484%, 10/23/2045		1,030,000	1,230,745
CSC Holdings LLC
6.625%, 10/15/2025 (S)		1,430,000	1,575,360
10.125%, 01/15/2023 (S)		570,000	663,708
10.875%, 10/15/2025 (S)		1,200,000	1,461,000
CTP Transportation Products LLC 8.250%, 12/15/2019(S)		1,690,000	1,567,475
DISH DBS Corp.
5.875%, 11/15/2024		1,040,000	1,107,600
6.750%, 06/01/2021		1,960,000	2,168,250
7.750%, 07/01/2026		2,930,000	3,442,750
Dollar Tree, Inc. 5.750%, 03/01/2023		880,000	931,920
ESH Hospitality, Inc. 5.250%, 05/01/2025(S)		750,000	766,380
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015(H)(S)		2,983,778	298
GameStop Corp.
5.500%, 10/01/2019 (S)		1,190,000	1,219,750
6.750%, 03/15/2021 (S)		680,000	696,150
General Motors Company
6.600%, 04/01/2036		300,000	346,384
6.750%, 04/01/2046		130,000	150,680
Gibson Brands, Inc. 8.875%, 08/01/2018(S)		2,240,000	2,016,000
GLP Capital LP 5.375%, 04/15/2026		1,430,000	1,547,975
Great Canadian Gaming Corp. 6.625%, 07/25/2022(S)	CAD	1,740,000	1,341,211
Guitar Center, Inc.
6.500%, 04/15/2019 (S)		$910,000	783,738
9.625%, 04/15/2020 (S)		2,370,000	1,398,300
Hanesbrands, Inc.
4.625%, 05/15/2024 (S)		420,000	420,000
4.875%, 05/15/2026 (S)		380,000	380,950
Hilton Worldwide Finance LLC
4.625%, 04/01/2025 (S)		240,000	247,800
4.875%, 04/01/2027 (S)		1,070,000	1,107,450
iHeartCommunications, Inc., PIK 14.000%, 02/01/2021		2,548,719	614,878
IHO Verwaltungs GmbH, PIK
4.125%, 09/15/2021 (S)		290,000	296,163
4.750%, 09/15/2026 (S)		660,000	666,600
Jack Ohio Finance LLC 6.750%, 11/15/2021(S)		1,030,000	1,067,338
Jo-Ann Stores Holdings, Inc., PIK 9.750%, 10/15/2019(S)		500,000	497,500
Landry’s, Inc. 6.750%, 10/15/2024(S)		1,430,000	1,476,475
Lennar Corp. 4.500%, 04/30/2024		600,000	609,000
Levi Strauss & Company 5.000%, 05/01/2025		1,260,000	1,311,975

The accompanying notes are an integral part of the financial statements.

57

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lions Gate Entertainment Corp. 5.875%, 11/01/2024(S)		$530,000	$552,525
Marstons Issuer PLC (5.641% to 07/15/2019, then 3 month GBP LIBOR + 2.550%) 07/15/2035	GBP	380,000	444,086
MDC Partners, Inc. 6.500%, 05/01/2024(S)		$720,000	725,400
MGM Growth Properties Operating Partnership LP 4.500%, 09/01/2026		760,000	760,000
MGM Resorts International
4.625%, 09/01/2026		1,380,000	1,381,725
6.625%, 12/15/2021		210,000	236,250
7.750%, 03/15/2022		1,180,000	1,383,550
Mohegan Tribal Gaming Authority 7.875%, 10/15/2024(S)		1,320,000	1,362,900
Monitronics International, Inc. 9.125%, 04/01/2020(L)		823,000	785,965
Murphy Oil USA, Inc. 5.625%, 05/01/2027		980,000	1,025,325
NCL Corp., Ltd.
4.625%, 11/15/2020 (S)		1,800,000	1,845,000
4.750%, 12/15/2021 (S)		500,000	515,000
Netflix, Inc. 5.875%, 02/15/2025		1,020,000	1,114,350
New Red Finance, Inc.
4.250%, 05/15/2024 (S)		1,070,000	1,070,000
6.000%, 04/01/2022 (S)		390,000	405,971
PetSmart, Inc.
5.875%, 06/01/2025 (S)		900,000	904,500
7.125%, 03/15/2023 (S)		880,000	820,600
8.875%, 06/01/2025 (S)		1,090,000	1,080,463
PulteGroup, Inc. 5.500%, 03/01/2026		960,000	1,014,600
Sally Holdings LLC 5.625%, 12/01/2025		1,140,000	1,168,500
Scientific Games International, Inc.
7.000%, 01/01/2022 (S)		1,850,000	1,974,875
10.000%, 12/01/2022		1,410,000	1,535,138
Service Corp. International 5.375%, 05/15/2024		280,000	295,022
Shea Homes LP
5.875%, 04/01/2023 (S)		180,000	184,500
6.125%, 04/01/2025 (S)		2,080,000	2,132,000
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025(S)		1,152,000	1,230,509
Speedway Motorsports, Inc. 5.125%, 02/01/2023		1,310,000	1,326,375
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025(S)		1,310,000	1,291,988
Taylor Morrison Communities, Inc. 5.875%, 04/15/2023(S)		970,000	1,035,475
The EW Scripps Company 5.125%, 05/15/2025(S)		830,000	849,713

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The Goodyear Tire & Rubber Company
5.000%, 05/31/2026		$600,000	$618,372
5.125%, 11/15/2023		900,000	947,250
The Nielsen Company Luxembourg SARL 5.000%, 02/01/2025(S)		770,000	785,400
The ServiceMaster Company LLC 5.125%, 11/15/2024(S)		1,210,000	1,254,891
Time Warner Cable LLC 7.300%, 07/01/2038		1,050,000	1,337,039
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)		1,700,000	1,657,500
8.500%, 10/15/2022 (S)		440,000	460,900
Virgin Media Finance PLC
5.750%, 01/15/2025 (S)		410,000	419,225
6.000%, 10/15/2024 (S)		2,160,000	2,276,100
6.375%, 04/15/2023 (S)		1,640,000	1,719,950
Virgin Media Secured Finance PLC 5.500%, 08/15/2026(S)		450,000	463,500
ZF North America Capital, Inc.
4.500%, 04/29/2022 (S)		300,000	315,375
4.750%, 04/29/2025 (S)		1,260,000	1,324,197
			102,218,392
Consumer staples - 5.3%
AdvancePierre Foods Holdings, Inc. 5.500%, 12/15/2024(S)		1,230,000	1,386,825
Alliance One International, Inc.
8.500%, 04/15/2021 (S)		560,000	583,800
9.875%, 07/15/2021 (L)		1,820,000	1,587,950
Aramark Services, Inc. 5.000%, 04/01/2025(S)		820,000	861,000
Beverages & More, Inc. 10.000%, 11/15/2018(S)		1,630,000	1,548,500
Carolina Beverage Group LLC 10.625%, 08/01/2018(S)		1,910,000	1,900,450
Central Garden & Pet Company 6.125%, 11/15/2023		860,000	926,650
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020 (P)	GBP	387,000	568,488
7.500%, 07/08/2026 (P)		720,000	1,114,186
Cott Holdings, Inc. 5.500%, 04/01/2025(S)		$1,210,000	1,238,738
DS Services of America, Inc. 10.000%, 09/01/2021(S)		764,000	814,615
FAGE International SA 5.625%, 08/15/2026(S)		840,000	856,800
Kraft Heinz Foods Company 7.125%, 08/01/2039(S)		1,170,000	1,539,972
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (S)		1,230,000	1,260,750
4.875%, 11/01/2026 (S)		1,440,000	1,476,000
Pilgrim’s Pride Corp. 5.750%, 03/15/2025(S)		630,000	645,750
Post Holdings, Inc.
5.000%, 08/15/2026 (S)		1,560,000	1,571,700
5.500%, 03/01/2025 (S)		780,000	819,000

The accompanying notes are an integral part of the financial statements.

58

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
5.750%, 03/01/2027 (S)	$880,000	$920,700
Simmons Foods, Inc. 7.875%, 10/01/2021(S)	2,380,000	2,534,700
Spectrum Brands, Inc.
5.750%, 07/15/2025	1,420,000	1,508,892
6.125%, 12/15/2024	770,000	816,200
		26,481,666
Energy - 13.0%
Blue Racer Midstream LLC 6.125%, 11/15/2022(S)	1,340,000	1,376,850
Calumet Specialty Products Partners LP 11.500%, 01/15/2021(S)	1,490,000	1,739,575
Carrizo Oil & Gas, Inc. 6.250%, 04/15/2023(L)	1,240,000	1,205,900
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025	1,540,000	1,653,575
Chesapeake Energy Corp.
5.375%, 06/15/2021	460,000	440,307
5.750%, 03/15/2023 (L)	990,000	928,125
6.625%, 08/15/2020 (L)	930,000	970,688
8.000%, 01/15/2025 (S)	550,000	547,250
Concho Resources, Inc. 5.500%, 04/01/2023	440,000	454,850
Continental Resources, Inc.
4.500%, 04/15/2023	260,000	254,800
4.900%, 06/01/2044	640,000	547,597
Covey Park Energy LLC 7.500%, 05/15/2025(S)	990,000	1,014,750
CrownRock LP 7.750%, 02/15/2023(S)	1,000,000	1,060,000
DCP Midstream LLC 6.750%, 09/15/2037(S)	1,000,000	1,082,500
Diamondback Energy, Inc.
4.750%, 11/01/2024 (S)	450,000	451,125
5.375%, 05/31/2025 (S)	450,000	463,500
Ensco PLC 5.750%, 10/01/2044	1,010,000	715,666
EP Energy LLC
6.375%, 06/15/2023 (L)	1,540,000	1,103,025
7.750%, 09/01/2022	420,000	336,000
8.000%, 02/15/2025 (S)	1,690,000	1,444,950
Exterran Energy Solutions LP 8.125%, 05/01/2025(S)	980,000	1,016,750
Extraction Oil & Gas Holdings LLC 7.875%, 07/15/2021(S)	1,700,000	1,776,500
Gulfport Energy Corp. 6.375%, 05/15/2025(S)	900,000	893,250
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	1,260,000	1,185,660
9.875%, 04/01/2022 (S)	1,950,000	2,006,063
MEG Energy Corp.
6.375%, 01/30/2023 (S)	720,000	617,400
7.000%, 03/31/2024 (S)	1,050,000	908,250

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Murray Energy Corp. 11.250%, 04/15/2021(S)	$1,420,000	$1,086,300
NGL Energy Partners LP
5.125%, 07/15/2019	1,440,000	1,443,600
6.875%, 10/15/2021	1,050,000	1,063,125
7.500%, 11/01/2023 (S)	1,570,000	1,589,625
NGPL PipeCo LLC 7.119%, 12/15/2017(S)	90,000	92,025
Oasis Petroleum, Inc. 6.875%, 03/15/2022(L)	160,000	161,600
Parsley Energy LLC 6.250%, 06/01/2024(S)	490,000	516,950
Petrobras Global Finance BV
6.850%, 06/05/2115	920,000	814,660
7.375%, 01/17/2027	480,000	514,560
Pride International, Inc. 7.875%, 08/15/2040	760,000	687,800
QEP Resources, Inc.
5.250%, 05/01/2023	670,000	649,900
6.875%, 03/01/2021	820,000	861,000
Range Resources Corp.
4.875%, 05/15/2025	200,000	190,250
5.000%, 03/15/2023 (S)	410,000	399,750
5.875%, 07/01/2022 (S)	100,000	102,250
Rice Energy, Inc. 6.250%, 05/01/2022	1,780,000	1,846,750
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	1,000,000	1,065,000
6.875%, 04/15/2040 (S)	2,390,000	2,593,150
Rose Rock Finance Corp. 5.625%, 11/15/2023	1,560,000	1,553,167
RSP Permian, Inc.
5.250%, 01/15/2025 (S)	1,980,000	2,009,700
6.625%, 10/01/2022	170,000	179,138
Sanchez Energy Corp. 7.750%, 06/15/2021(L)	1,530,000	1,445,850
SemGroup Corp. 6.375%, 03/15/2025(S)	140,000	138,250
Shelf Drilling Holdings, Ltd. 9.500%, 11/02/2020(S)	1,623,283	1,619,225
Summit Midstream Holdings LLC 5.500%, 08/15/2022	250,000	255,000
Targa Resources Partners LP
4.250%, 11/15/2023	1,860,000	1,841,400
5.125%, 02/01/2025 (S)	610,000	631,350
5.250%, 05/01/2023	900,000	928,125
5.375%, 02/01/2027 (S)	100,000	104,250
Teine Energy, Ltd. 6.875%, 09/30/2022(S)	1,270,000	1,289,050
Tesoro Logistics LP;
5.250%, 01/15/2025	140,000	148,050
5.500%, 10/15/2019	460,000	486,450
6.375%, 05/01/2024	360,000	391,500
The Williams Companies, Inc.
3.700%, 01/15/2023	600,000	591,000
4.550%, 06/24/2024	510,000	524,025

The accompanying notes are an integral part of the financial statements.

59

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
7.500%, 01/15/2031		$1,840,000	$2,180,400
8.750%, 03/15/2032		510,000	657,900
Transocean, Inc. 9.000%, 07/15/2023(S)		580,000	606,100
Trinidad Drilling, Ltd. 6.625%, 02/15/2025(S)		1,870,000	1,860,650
Trionista TopCo GmbH 6.875%, 04/30/2021(S)	EUR	250,000	292,422
WPX Energy, Inc.
6.000%, 01/15/2022		$210,000	212,100
8.250%, 08/01/2023		2,400,000	2,628,000
			64,446,303
Financials - 7.7%
Ally Financial, Inc.
3.500%, 01/27/2019		550,000	557,480
8.000%, 11/01/2031		480,000	579,600
American Greetings Corp. 7.875%, 02/15/2025(S)		1,690,000	1,799,850
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025(S)		1,100,000	1,078,000
Bank of America Corp. (6.500% to 10/23/2024, then 3 month LIBOR + 4.174%) 10/23/2024(Q)		570,000	630,563
Barclays Bank PLC 7.625%, 11/21/2022		200,000	226,250
Barclays PLC 4.836%, 05/09/2028		200,000	205,276
BNP Paribas SA (7.375% to 08/19/2025, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025(Q)(S)		550,000	604,313
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		3,140,000	3,389,242
5.375%, 05/15/2020		630,000	677,250
5.500%, 02/15/2019 (S)		230,000	242,650
Citigroup, Inc. (5.950% to 05/15/2025, then 3 month LIBOR + 3.905%) 05/15/2025(Q)		920,000	969,450
Citigroup, Inc. (6.300% to 05/15/2024, then 3 month LIBOR + 3.423%) 05/15/2024(Q)		2,090,000	2,204,950
CNO Financial Group, Inc.
4.500%, 05/30/2020		350,000	362,250
5.250%, 05/30/2025		1,790,000	1,877,263
Compiler Finance Sub, Inc. 7.000%, 05/01/2021(S)		910,000	455,000
Cooperatieve Rabobank UA 5.250%, 08/04/2045		330,000	378,427
Credit Agricole SA (8.125% to 12/23/2025, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025(Q)(S)		1,000,000	1,156,100

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024		$1,240,000	$1,302,000
Fidelity & Guaranty Life Holdings, Inc. 6.375%, 04/01/2021(S)		825,000	847,688
FirstCash, Inc. 5.375%, 06/01/2024(S)		1,040,000	1,063,400
Galaxy Bidco, Ltd. 6.375%, 11/15/2020	GBP	1,070,000	1,417,244
Genworth Holdings, Inc.
4.900%, 08/15/2023		$750,000	613,125
7.700%, 06/15/2020		1,300,000	1,270,750
HSBC Holdings PLC (6.375% to 03/30/2025, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025(Q)		1,430,000	1,505,075
HSBC Holdings PLC (6.375% to 09/17/2024, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024(Q)		680,000	709,920
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/2022(S)		760,000	779,950
Navient Corp.
5.875%, 10/25/2024		1,530,000	1,497,488
6.500%, 06/15/2022		640,000	666,003
6.625%, 07/26/2021		720,000	765,216
6.750%, 06/25/2025		2,050,000	2,064,350
8.000%, 03/25/2020		1,000,000	1,105,000
Quicken Loans, Inc. 5.750%, 05/01/2025(S)		1,580,000	1,581,975
Royal Bank of Scotland Group PLC (8.625% to 08/15/2021, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021(Q)		870,000	952,650
The Royal Bank of Scotland NV 7.750%, 05/15/2023		820,000	973,896
TMX Finance LLC 8.500%, 09/15/2018(S)		1,760,000	1,672,000
			38,181,644
Health care - 7.3%
AMAG Pharmaceuticals, Inc. 7.875%, 09/01/2023(S)		1,060,000	1,025,550
BioScrip, Inc. 8.875%, 02/15/2021(L)		1,601,000	1,344,840
Centene Corp. 4.750%, 01/15/2025		2,260,000	2,333,450
Community Health Systems, Inc.
6.250%, 03/31/2023		1,410,000	1,456,883
8.000%, 11/15/2019 (L)		200,000	201,000
DaVita, Inc.
5.000%, 05/01/2025		990,000	983,813
5.125%, 07/15/2024		80,000	81,400
5.750%, 08/15/2022		320,000	331,600
DJO Finco, Inc. 8.125%, 06/15/2021(S)		2,000,000	1,860,000

The accompanying notes are an integral part of the financial statements.

60

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Eagle Holding Company II LLC, PIK 7.625%, 05/15/2022(S)		$720,000	$742,702
Greatbatch, Ltd. 9.125%, 11/01/2023(S)		1,000,000	1,057,500
HCA, Inc.
4.500%, 02/15/2027		750,000	771,563
5.250%, 04/15/2025 to 06/15/2026		720,000	782,026
5.375%, 02/01/2025		2,540,000	2,670,175
7.500%, 02/15/2022		440,000	507,100
Immucor, Inc. 11.125%, 08/15/2019(L)		170,000	171,063
Mallinckrodt International Finance SA
4.750%, 04/15/2023		139,000	123,015
5.500%, 04/15/2025 (S)		10,000	9,175
MPH Acquisition Holdings LLC 7.125%, 06/01/2024(S)		2,000,000	2,137,400
Synlab Unsecured Bondco PLC 8.250%, 07/01/2023	EUR	780,000	981,083
Tenet Healthcare Corp.
4.375%, 10/01/2021		$390,000	400,335
7.500%, 01/01/2022 (S)		770,000	838,241
8.125%, 04/01/2022		3,095,000	3,269,094
Universal Hospital Services, Inc. 7.625%, 08/15/2020		2,090,000	2,131,800
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/2020 (S)		90,000	83,813
5.500%, 03/01/2023 (S)		1,760,000	1,412,400
5.625%, 12/01/2021 (S)		2,060,000	1,770,313
5.875%, 05/15/2023 (S)		2,720,000	2,215,100
6.125%, 04/15/2025 (S)		390,000	311,025
6.375%, 10/15/2020 (S)		190,000	177,888
6.500%, 03/15/2022 (S)		310,000	325,438
7.000%, 10/01/2020 to 03/15/2024 (S)		3,750,000	3,695,025
7.500%, 07/15/2021 (S)		240,000	222,300
			36,424,110
Industrials - 11.6%
ACCO Brands Corp. 5.250%, 12/15/2024(S)		920,000	949,900
Ahern Rentals, Inc. 7.375%, 05/15/2023(S)		770,000	644,875
Allison Transmission, Inc. 5.000%, 10/01/2024(S)		2,360,000	2,416,050
American Airlines 2013-2 Class B Pass Through Trust 5.600%, 01/15/2022(S)		730,062	757,439
American Builders & Contractors Supply Company, Inc.
5.625%, 04/15/2021 (S)		304,000	312,740
5.750%, 12/15/2023 (S)		1,360,000	1,441,600
Arconic, Inc. 5.125%, 10/01/2024		993,000	1,055,559
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		510,000	544,425

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
6.500%, 07/15/2022 (S)		$500,000	$518,125
Ausdrill Finance Pty, Ltd. 6.875%, 11/01/2019(S)		470,000	482,925
Blueline Rental Finance Corp. 9.250%, 03/15/2024(S)		1,640,000	1,713,800
CBC Ammo LLC 7.250%, 11/15/2021(S)		2,430,000	2,448,225
Continental Airlines 2000-1 Class B Pass Through Trust 8.388%, 05/01/2022		143	145
Covanta Holding Corp. 5.875%, 07/01/2025		1,100,000	1,072,500
Delta Air Lines 2007-1 Class B Pass Through Trust 8.021%, 02/10/2024		885,394	1,007,135
Europcar Groupe SA 5.750%, 06/15/2022(S)	EUR	800,000	948,108
Flexi-Van Leasing, Inc. 7.875%, 08/15/2018(S)		$2,200,000	2,156,000
Garda World Security Corp. 7.250%, 11/15/2021(S)		340,000	345,100
GFL Environmental, Inc. 9.875%, 02/01/2021(S)		1,380,000	1,500,750
H&E Equipment Services, Inc. 7.000%, 09/01/2022		2,300,000	2,405,110
International Lease Finance Corp. 8.625%, 01/15/2022		1,770,000	2,194,345
LMI Aerospace, Inc. 7.375%, 07/15/2019		693,000	720,720
Michael Baker Holdings LLC, PIK 8.875%, 04/15/2019(S)		1,814,176	1,796,034
Michael Baker International LLC 8.250%, 10/15/2018(S)		300,000	301,125
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021(S)		2,930,000	2,578,400
Neovia Logistics Services LLC 8.875%, 08/01/2020(S)		700,000	560,000
Neovia Logistics Services LLC, PIK 10.000%, 04/01/2020(S)		1,069,065	587,986
Park Aerospace Holdings, Ltd.
5.250%, 08/15/2022 (S)		1,500,000	1,574,063
5.500%, 02/15/2024 (S)		2,750,000	2,896,094
Park-Ohio Industries, Inc. 6.625%, 04/15/2027(S)		850,000	887,188
Prime Security Services Borrower LLC 9.250%, 05/15/2023(S)		960,000	1,049,606
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(S)		1,200,000	1,245,000
Standard Industries, Inc.
5.125%, 02/15/2021 (S)		510,000	531,675
5.500%, 02/15/2023 (S)		210,000	221,288
Tennant Company 5.625%, 05/01/2025(S)		1,170,000	1,219,725
Terex Corp. 5.625%, 02/01/2025(S)		1,420,000	1,455,500

The accompanying notes are an integral part of the financial statements.

61

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The ADT Corp.
4.125%, 06/15/2023	$510,000	$508,725
6.250%, 10/15/2021	660,000	726,000
The Hertz Corp. 5.875%, 10/15/2020	670,000	633,150
United Airlines 2013-1 Class B Pass Through Trust 5.375%, 02/15/2023	2,159,823	2,270,514
United Rentals North America, Inc.
5.500%, 07/15/2025 to 05/15/2027	3,730,000	3,889,815
5.750%, 11/15/2024	510,000	539,330
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	1,390,211	1,508,379
West Corp. 5.375%, 07/15/2022(S)	2,590,000	2,636,957
XPO CNW, Inc. 6.700%, 05/01/2034	360,000	339,300
XPO Logistics, Inc.
6.125%, 09/01/2023 (S)	1,320,000	1,392,600
6.500%, 06/15/2022 (S)	810,000	859,977
		57,844,007
Information technology - 1.9%
Alliance Data Systems Corp. 5.375%, 08/01/2022(S)	1,420,000	1,437,750
CDK Global, Inc. 4.875%, 06/01/2027(S)	490,000	495,206
CDW LLC 5.000%, 09/01/2025	960,000	988,800
CommScope Technologies LLC 5.000%, 03/15/2027(S)	830,000	830,000
Dell International LLC
5.875%, 06/15/2021 (S)	1,000,000	1,056,875
7.125%, 06/15/2024 (S)	750,000	835,668
First Data Corp.
5.000%, 01/15/2024 (S)	1,820,000	1,885,975
7.000%, 12/01/2023 (S)	10,000	10,775
Interface Security Systems Holdings, Inc. 9.250%, 01/15/2018	930,000	912,330
Match Group, Inc. 6.375%, 06/01/2024	710,000	773,900
		9,227,279
Materials - 9.0%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (S)	690,000	745,200
7.000%, 09/30/2026 (S)	1,530,000	1,675,350
Anglo American Capital PLC
4.125%, 04/15/2021 to 09/27/2022 (S)	1,230,000	1,261,275
4.750%, 04/10/2027 (S)	400,000	413,000
4.875%, 05/14/2025 (S)	810,000	839,913
ArcelorMittal 6.125%, 06/01/2025(L)	1,370,000	1,543,990

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (S)	$600,000	$613,500
6.000%, 02/15/2025 (S)	2,620,000	2,731,350
7.250%, 05/15/2024 (S)	1,770,000	1,931,513
BHP Billiton Finance USA, Ltd. (6.750% to 10/20/2025, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075(S)	1,060,000	1,201,690
Cemex SAB de CV
5.700%, 01/11/2025 (S)	560,000	588,000
6.125%, 05/05/2025 (S)	550,000	591,250
Coeur Mining, Inc. 5.875%, 06/01/2024(S)	1,410,000	1,399,425
Crown Americas LLC 4.250%, 09/30/2026(S)	640,000	628,864
Eco Services Operations LLC 8.500%, 11/01/2022(S)	1,250,000	1,318,750
First Quantum Minerals, Ltd.
7.250%, 04/01/2023 (S)	1,000,000	1,010,000
7.500%, 04/01/2025 (S)	1,500,000	1,510,313
Flex Acquisition Company, Inc. 6.875%, 01/15/2025(S)	760,000	796,100
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	1,090,000	1,019,150
5.450%, 03/15/2043	350,000	295,967
6.625%, 05/01/2021 (S)	650,000	664,625
6.750%, 02/01/2022 (S)	430,000	445,050
6.875%, 02/15/2023 (S)	1,950,000	2,042,625
HIG BBC Intermediate Holdings LLC, PIK 11.250%, 09/15/2018(S)	977,096	974,653
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (S)	1,010,000	1,055,450
7.625%, 01/15/2025 (S)	1,810,000	1,944,628
Mercer International, Inc. 6.500%, 02/01/2024(S)	1,450,000	1,508,000
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018(H)(S)	1,996,329	34,936
Novelis Corp. 5.875%, 09/30/2026(S)	920,000	952,200
Pactiv LLC
7.950%, 12/15/2025	1,710,000	1,878,863
8.375%, 04/15/2027	1,360,000	1,516,400
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023(S)	670,000	695,125
Steel Dynamics, Inc. 5.000%, 12/15/2026	613,000	623,728
Summit Materials LLC 5.125%, 06/01/2025(S)	520,000	526,500
Teck Resources, Ltd.
4.750%, 01/15/2022	1,020,000	1,067,175
6.250%, 07/15/2041	1,440,000	1,504,800
8.000%, 06/01/2021 (S)	1,970,000	2,137,450
U.S. Concrete, Inc.
6.375%, 06/01/2024 (S)	1,120,000	1,170,400
6.375%, 06/01/2024	750,000	783,750

The accompanying notes are an integral part of the financial statements.

62

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Valvoline, Inc. 5.500%, 07/15/2024(S)	$1,300,000	$1,368,250
		45,009,208
Real estate - 1.3%
Care Capital Properties LP 5.125%, 08/15/2026	580,000	580,925
CoreCivic, Inc.
4.125%, 04/01/2020	180,000	184,950
4.625%, 05/01/2023	270,000	272,025
5.000%, 10/15/2022	870,000	896,100
CTR Partnership LP 5.250%, 06/01/2025	1,410,000	1,427,625
Greystar Real Estate Partners LLC 8.250%, 12/01/2022(S)	1,310,000	1,411,525
The GEO Group, Inc.
5.125%, 04/01/2023	10,000	10,050
5.875%, 10/15/2024	1,170,000	1,205,100
Uniti Group, Inc. 6.000%, 04/15/2023(S)	350,000	366,625
Uniti Group, Inc. 8.250%, 10/15/2023	80,000	84,200
		6,439,125
Telecommunication services - 9.4%
CenturyLink, Inc.
5.625%, 04/01/2025	740,000	734,687
6.450%, 06/15/2021	990,000	1,070,438
Cogent Communications Group, Inc. 5.375%, 03/01/2022(S)	2,310,000	2,431,275
Frontier Communications Corp. 11.000%, 09/15/2025	1,940,000	1,811,475
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (L)	1,980,000	1,633,500
7.250%, 10/15/2020	550,000	496,375
8.000%, 02/15/2024 (S)	2,210,000	2,386,800
Level 3 Financing, Inc.
5.250%, 03/15/2026	880,000	914,927
5.625%, 02/01/2023	430,000	448,813
Oi Brasil Holdings Cooperatief UA 5.750%, 02/10/2022(H)(S)	2,260,000	673,480
SFR Group SA
6.250%, 05/15/2024 (S)	1,620,000	1,701,000
7.375%, 05/01/2026 (S)	3,570,000	3,866,738
Sprint Capital Corp. 8.750%, 03/15/2032	4,504,000	5,677,855
Sprint Communications, Inc. 11.500%, 11/15/2021	1,811,000	2,327,135
Sprint Corp.
7.250%, 09/15/2021	1,310,000	1,487,256
7.625%, 02/15/2025	440,000	506,000
7.875%, 09/15/2023	6,820,000	7,885,625
T-Mobile USA, Inc. 6.500%, 01/15/2026	2,230,000	2,461,363
Telecom Italia SpA 5.303%, 05/30/2024(S)	2,271,000	2,422,862
Windstream Services LLC

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
7.500%, 04/01/2023 (L)	$2,510,000	$2,271,550
7.750%, 10/15/2020	880,000	886,327
7.750%, 10/01/2021 (L)	310,000	299,925
Ziggo Secured Finance BV 5.500%, 01/15/2027(S)	2,180,000	2,215,163
		46,610,569
Utilities - 1.4%
Miran Mid-Atlantic Series C Pass Through Trust 10.060%, 12/30/2028	1,948,589	1,778,087
NRG Energy, Inc.
6.625%, 01/15/2027	320,000	314,400
7.250%, 05/15/2026	70,000	71,575
NRG REMA LLC
9.237%, 07/02/2017	53,251	44,731
9.681%, 07/02/2026	4,000,000	3,030,000
Red Oak Power LLC 9.200%, 11/30/2029	720,000	765,000
Suburban Propane Partners LP 5.875%, 03/01/2027	920,000	913,100
		6,916,893
TOTAL CORPORATE BONDS (Cost $432,403,388)		$439,799,196

CONVERTIBLE BONDS - 1.1%
Energy - 0.4%
Chesapeake Energy Corp. 5.500%, 09/15/2026(S)	530,000	511,119
Nabors Industries, Inc. 0.750%, 01/15/2024(S)	100,000	82,000
Oasis Petroleum, Inc. 2.625%, 09/15/2023	140,000	152,513
Whiting Petroleum Corp. 1.250%, 04/01/2020	1,110,000	969,169
		1,714,801
Information technology - 0.7%
Akamai Technologies, Inc. 1.319%, 02/15/2019(Z)	480,000	469,200
Finisar Corp. 0.500%, 12/15/2036(S)	380,000	362,188
HubSpot, Inc. 0.250%, 06/01/2022(S)	110,000	110,619
Microchip Technology, Inc.
1.625%, 02/15/2027 (S)	770,000	849,406
2.250%, 02/15/2037 (S)	390,000	439,238
ON Semiconductor Corp. 1.625%, 10/15/2023(S)	750,000	776,250
WebMD Health Corp. 2.625%, 06/15/2023(S)	540,000	521,438
		3,528,339
TOTAL CONVERTIBLE BONDS (Cost $5,178,392)		$5,243,140

The accompanying notes are an integral part of the financial statements.

63

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) - 3.8%
Consumer discretionary - 1.4%
CWGS Group LLC 4.744%, 11/08/2023	$2,304,225	$2,317,198
Laureate Education, Inc. TBD 04/26/2024 (T)	990,000	991,772
MediArena Acquisition BV 10.148%, 08/13/2022	2,950,000	2,014,614
Spencer Gifts LLC 9.280%, 06/29/2022	1,440,000	1,044,000
TOMS Shoes LLC 6.700%, 10/28/2020	1,176,000	635,040
		7,002,624
Energy - 1.2%
Blue Ridge Mountain Resources, Inc. 8.000%, 05/06/2019	433,633	431,465
Chesapeake Energy Corp. 8.686%, 08/23/2021	840,000	905,100
Eastern Power LLC 5.045%, 10/02/2023	1,407,701	1,397,439
Hercules Offshore, Inc. 10.500%, 05/06/2020 (H)	590,813	443,110
Murray Energy Corp. 8.397%, 04/16/2020	826,382	779,592
Panda Temple Power LLC 7.250%, 03/04/2022 (H)	1,627,413	1,122,915
Westmoreland Coal Company 7.647%, 12/16/2020	1,155,419	1,039,877
		6,119,498
Health care - 0.9%
Immucor, Inc. 5.000%, 08/17/2018	848,764	845,054
Lantheus Medical Imaging, Inc. 5.545%, 06/30/2022	1,040,000	1,041,300
Radnet Management, Inc. 8.151%, 03/25/2021	2,650,667	2,667,233
		4,553,587
Information technology - 0.2%
Ancestry.com Operations, Inc. 9.260%, 10/19/2024	1,150,000	1,177,796
Materials - 0.1%
Essar Steel Algoma, Inc. 7.500%, 08/09/2019 (H)	801,900	308,066
TOTAL TERM LOANS (Cost $21,821,350)		$19,161,571

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial and residential - 0.4%
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank), Series 2015-LC21, Class E 3.250%, 07/10/2048(S)	1,400,000	789,904

High Yield Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E 4.618%, 08/15/2048(P)(S)	$1,100,000	$751,065
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E 3.000%, 05/15/2048(S)	1,200,000	656,519
		2,197,488
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,472,329)		$2,197,488

COMMON STOCKS - 1.9%
Consumer discretionary - 0.2%
Bossier Casino Venture Holdco, Inc. (I)(S)	163,507	454,549
New Cotai LLC (I)	11	289,875
Red Rock Resorts, Inc., Class A	4,386	103,685
		848,109
Energy - 1.7%
Berry Petroleum Company LLC (I)	187,964	1,785,658
Blue Ridge Mountain Resources, Inc. (I)	225,352	2,028,168
Hercules Offshore, Inc. (I)	120,022	45,559
KCAD Holdings I, Ltd. (I)	752,218,031	4,212,421
MWO Holdings LLC (I)	1,134	446,569
Sanchez Energy Corp. (I)(L)	2,653	15,891
		8,534,266
Industrials - 0.0%
Jack Cooper Holdings Corp. (I)	2,163	0
Tricer Holdco SCA (I)	79,355	115,065
		115,065
Materials - 0.0%
Mirabela Nickel, Ltd. (I)	5,975,613	4
TOTAL COMMON STOCKS (Cost $25,445,088)		$9,497,444

PREFERRED SECURITIES - 1.7%
Energy - 0.7%
Berry Petroleum Company LLC (I)	204,426	2,606,432
Sanchez Energy Corp., 6.500%	35,350	931,826
		3,538,258
Financials - 0.6%
GMAC Capital Trust I, 6.967% (P)	125,100	3,192,552
Health care - 0.3%
Allergan PLC, 5.500%	1,694	1,356,486
Industrials - 0.1%
Tricer Holdco SCA (I)	35,269,200	352,692
Materials - 0.0%
Berry Plastics Group, Inc. (I)	3,062	36,420
TOTAL PREFERRED SECURITIES (Cost $10,645,717)		$8,476,408

The accompanying notes are an integral part of the financial statements.

64

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
ESCROW CERTIFICATES - 0.0%
Health care - 0.0%
Magellan Health, Inc. 9.750%, 05/15/2020	$4,380,000	$1,134
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral Trust, 1.0209% (W)(Y)	1,388,681	13,895,838
TOTAL SECURITIES LENDING COLLATERAL (Cost $13,896,850)		$13,895,838

SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.6835% (Y)	873,587	873,587
TOTAL SHORT-TERM INVESTMENTS (Cost $873,587)		$873,587

Total Investments (High Yield Fund) (Cost $518,156,730) - 101.3%		$504,283,476
Other assets and liabilities, net - (1.3%)		(6,587,895)
TOTAL NET ASSETS - 100.0%		$497,695,581

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $13,292,097.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $249,973,534 or 50.2% of the fund’s net assets as of 5-31-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

The accompanying notes are an integral part of the financial statements.

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Sep 2017	$20,903,348	$20,941,312	$37,964
						$37,964

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

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FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	5,113,066	USD	5,449,373	Barclays Bank PLC Wholesale	7/20/2017	$309,037	-
USD	1,344,145	CAD	1,838,521	Barclays Bank PLC Wholesale	7/20/2017	-	($18,046)
USD	2,604,388	GBP	2,079,388	Barclays Bank PLC Wholesale	7/20/2017	-	(78,850)
						$309,037	($96,896)

The accompanying notes are an integral part of the financial statements.

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Derivative currency abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

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International Growth Stock Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 91.6%
Australia - 4.3%
Amcor, Ltd.	1,751,601	$19,951,450
Brambles, Ltd.	1,054,284	8,119,158
CSL, Ltd.	121,285	11,661,152
		39,731,760
Brazil - 4.1%
Banco Bradesco SA, ADR	1,068,346	9,059,574
BM&F Bovespa SA	2,784,740	15,851,577
Cielo SA	1,907,600	13,446,548
		38,357,699
Canada - 8.3%
Canadian National Railway Company	126,336	9,794,699
Cenovus Energy, Inc.	830,306	7,406,586
CGI Group, Inc., Class A (I)	421,447	20,893,738
Fairfax Financial Holdings, Ltd.	22,084	9,689,430
Great-West Lifeco, Inc.	280,653	6,976,591
PrairieSky Royalty, Ltd.	424,756	9,162,668
Suncor Energy, Inc.	441,782	13,827,252
		77,750,964
China - 0.9%
Baidu, Inc., ADR (I)	44,940	8,363,334
Denmark - 2.2%
Carlsberg A/S, B Shares	186,937	20,327,631
France - 3.9%
Essilor International SA	59,491	7,908,705
Pernod Ricard SA	41,109	5,578,123
Publicis Groupe SA	128,253	9,820,126
Schneider Electric SE (I)	171,185	13,189,365
		36,496,319
Germany - 9.5%
Allianz SE	87,904	16,908,432
Deutsche Boerse AG	244,120	25,407,163
Deutsche Post AG	253,085	9,254,453
ProSiebenSat.1 Media SE	249,390	10,597,262
SAP SE	243,635	26,180,361
		88,347,671
Hong Kong - 3.9%
CK Hutchison Holdings, Ltd.	1,618,372	21,077,162
Galaxy Entertainment Group, Ltd.	2,681,910	15,496,656
		36,573,818
Israel - 1.5%
Teva Pharmaceutical Industries, Ltd., ADR	497,446	13,858,846
Italy - 0.7%
Intesa Sanpaolo SpA	2,329,607	6,680,743
Japan - 6.3%
FANUC Corp.	35,988	7,083,984
Japan Tobacco, Inc.	478,500	17,982,479
Kao Corp.	138,200	8,714,105
Keyence Corp.	15,346	6,963,589
Komatsu, Ltd.	187,217	4,545,074
Yahoo Japan Corp.	2,930,300	13,153,107
		58,442,338

International Growth Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico - 3.1%
Fomento Economico Mexicano SAB de CV, ADR	219,679	$20,724,517
Grupo Televisa SAB, ADR	336,231	8,163,689
		28,888,206
Netherlands - 1.9%
Royal Dutch Shell PLC, B Shares	247,756	6,858,447
Wolters Kluwer NV	239,406	10,508,377
		17,366,824
Singapore - 1.2%
United Overseas Bank, Ltd.	702,634	11,663,341
South Korea - 2.3%
NAVER Corp.	21,243	16,039,772
Samsung Electronics Company, Ltd.	2,866	5,708,221
		21,747,993
Spain - 1.4%
Amadeus IT Group SA	226,906	13,250,389
Sweden - 3.3%
Getinge AB, B Shares	326,393	6,787,358
Investor AB, B Shares	417,812	19,302,372
Telefonaktiebolaget LM Ericsson, B Shares	662,794	4,831,095
		30,920,825
Switzerland - 7.5%
Cie Financiere Richemont SA	133,321	11,155,801
Julius Baer Group, Ltd. (I)	287,888	14,927,783
Kuehne & Nagel International AG	31,180	5,035,154
Novartis AG	79,042	6,468,421
Roche Holding AG	65,311	17,931,071
UBS Group AG (I)	920,008	14,663,558
		70,181,788
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Company, Ltd.	3,248,000	22,018,749
Thailand - 1.6%
Kasikornbank PCL, NVDR	2,658,600	14,632,909
Turkey - 1.0%
Akbank TAS	3,464,164	9,365,243
United Kingdom - 17.9%
Aberdeen Asset Management PLC	1,748,733	6,515,416
British American Tobacco PLC	297,859	21,309,506
Compass Group PLC	848,469	18,305,684
Informa PLC	1,283,318	11,091,314
Lloyds Banking Group PLC	15,581,543	14,182,895
Next PLC	199,632	11,231,446
RELX PLC	1,212,318	26,001,089
Sky PLC	1,627,878	20,810,717
Smith & Nephew PLC	563,947	9,849,420
Unilever NV	277,837	15,826,966
WPP PLC	510,625	11,490,310
		166,614,763

The accompanying notes are an integral part of the financial statements.

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International Growth Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 2.4%
Broadcom, Ltd.	92,843	$22,234,041
TOTAL COMMON STOCKS (Cost $669,529,635)		$853,816,194

SHORT-TERM INVESTMENTS - 8.0%
Money market funds - 8.0%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.6386% (Y)	74,364,668	74,364,668
TOTAL SHORT-TERM INVESTMENTS (Cost $74,364,668)		$74,364,668
Total Investments (International Growth Stock Fund) (Cost $743,894,303) - 99.6%		$928,180,862
Other assets and liabilities, net - 0.4%		3,529,726
TOTAL NET ASSETS - 100.0%		$931,710,588

Security Abbreviations and Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

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International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 94.6%
Belgium - 2.1%
Barco NV	93,520	$9,288,180
Ontex Group NV (L)	108,920	3,934,105
		13,222,285
Brazil - 1.7%
Grendene SA	510,900	4,152,311
M Dias Branco SA	391,400	6,543,593
		10,695,904
Canada - 7.3%
Badger Daylighting, Ltd. (L)	408,200	7,055,906
Canaccord Genuity Group, Inc. (I)	1,254,906	4,087,490
Canada Goose Holdings, Inc. (I)	50,800	916,457
Canadian Western Bank	271,991	4,886,717
Enerflex, Ltd.	218,100	2,768,934
Genworth MI Canada, Inc. (L)	240,600	5,446,606
Gran Tierra Energy, Inc. (I)	1,495,200	3,508,742
Gran Tierra Energy, Inc. (New York Stock Exchange) (I)	471,600	1,098,828
Laurentian Bank of Canada	64,400	2,482,846
Mullen Group, Ltd.	463,670	5,117,755
Russel Metals, Inc.	211,300	3,940,221
ShawCor, Ltd.	188,600	4,287,601
		45,598,103
China - 3.6%
China ZhengTong Auto Services Holdings, Ltd.	7,282,500	4,190,453
Goodbaby International Holdings, Ltd.	11,195,000	5,466,585
Greatview Aseptic Packaging Company, Ltd.	9,535,000	5,098,222
Shanghai Haohai Biological Technology Company, Ltd., H Shares (S)	686,300	3,855,708
Xtep International Holdings, Ltd.	9,478,500	3,527,009
		22,137,977
Finland - 3.1%
Amer Sports OYJ (I)	403,458	9,346,787
Huhtamaki OYJ	255,506	9,925,310
		19,272,097
France - 0.6%
Beneteau SA	216,750	3,764,493
Germany - 3.5%
Gerresheimer AG	127,850	10,959,696
Jenoptik AG	390,210	10,886,436
		21,846,132
Hong Kong - 5.2%
Dah Sing Financial Holdings, Ltd.	193,174	1,476,777
Luk Fook Holdings International, Ltd.	1,193,700	4,058,127
Stella International Holdings, Ltd.	2,404,500	4,091,798
Techtronic Industries Company, Ltd.	2,442,700	11,542,964
Value Partners Group, Ltd.	8,163,000	7,680,468
Vinda International Holdings, Ltd.	1,916,000	3,882,338
		32,732,472
India - 2.5%
Dewan Housing Finance Corp., Ltd.	1,770,351	11,470,887

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Jain Irrigation Systems, Ltd.	2,588,920	$4,066,341
		15,537,228
Italy - 4.9%
Azimut Holding SpA (L)	193,412	3,933,875
Interpump Group SpA	426,601	12,515,008
Technogym SpA (S)	1,294,877	10,777,251
Tod’s SpA (L)	50,393	3,438,365
		30,664,499
Japan - 18.3%
Anicom Holdings, Inc. (L)	168,300	3,485,450
Asahi Company, Ltd.	234,300	2,813,151
Asics Corp.	468,200	7,843,097
Bunka Shutter Company, Ltd.	454,700	3,579,424
Capcom Company, Ltd.	251,700	5,939,330
Daibiru Corp.	603,500	6,139,943
Descente, Ltd.	372,360	4,521,047
Dowa Holdings Company, Ltd.	1,036,000	7,813,388
Fuji Oil Holdings, Inc.	263,300	6,407,515
IDOM, Inc. (L)	620,700	3,414,143
Kobayashi Pharmaceutical Company, Ltd.	212,600	12,541,858
KYB Corp.	614,000	2,998,081
Laox Company, Ltd. (I)	35,900	164,304
Meitec Corp.	231,511	9,832,358
Nachi-Fujikoshi Corp.	939,000	4,737,181
Nihon Parkerizing Company, Ltd.	343,300	5,082,036
Square Enix Holdings Company, Ltd.	159,400	5,053,268
TechnoPro Holdings, Inc.	135,700	5,502,791
Tsumura & Company	338,900	12,382,424
Ushio, Inc.	287,600	3,689,300
		113,940,089
Luxembourg - 2.9%
Grand City Properties SA	369,260	7,659,228
Stabilus SA	126,880	10,285,510
		17,944,738
Netherlands - 5.6%
Aalberts Industries NV	239,921	9,706,742
Accell Group	160,501	5,381,506
Arcadis NV	410,310	7,266,911
Beter Bed Holding NV	174,420	2,996,473
Refresco Group NV (S)	475,247	9,404,498
		34,756,130
Norway - 1.5%
Ekornes ASA	216,550	2,787,955
Tomra Systems ASA	575,490	6,814,736
		9,602,691
Philippines - 0.7%
Vista Land & Lifescapes, Inc.	36,932,100	4,103,228
Poland - 0.7%
CCC SA	78,920	4,458,391
Singapore - 0.1%
Sakari Resources, Ltd. (I)	1,380,000	748,022

The accompanying notes are an integral part of the financial statements.

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International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea - 4.3%
BNK Financial Group, Inc.	704,684	$6,287,221
DGB Financial Group, Inc.	793,509	8,144,676
Hyundai Mipo Dockyard Company, Ltd. (I)	45,089	4,084,384
Korea Investment Holdings Company, Ltd.	157,542	8,609,450
		27,125,731
Spain - 1.4%
Construcciones y Auxiliar de Ferrocarriles SA	199,413	8,492,314
Sweden - 4.0%
Bulten AB	238,475	3,552,629
Cloetta AB, B Shares	897,190	3,945,700
Duni AB	201,770	2,923,916
Tethys Oil AB	467,680	3,554,590
Thule Group AB (S)	591,620	11,097,291
		25,074,126
Switzerland - 5.0%
Basilea Pharmaceutica AG (I)(L)	40,573	3,206,601
Bucher Industries AG	35,850	11,681,317
Logitech International SA (L)	187,640	6,843,231
Tecan Group AG	9,581	1,813,067
Vontobel Holding AG	126,386	7,887,650
		31,431,866
Taiwan - 4.8%
Chicony Electronics Company, Ltd.	2,650,313	6,875,443
Giant Manufacturing Company, Ltd.	914,746	5,364,280
King Yuan Electronics Company, Ltd.	4,076,700	3,981,726
Merida Industry Company, Ltd.	696,000	3,758,421
Tripod Technology Corp.	3,252,000	9,671,890
		29,651,760
Thailand - 0.8%
Tisco Financial Group PCL	718,800	1,608,791
Tisco Financial Group PCL, NVDR	1,619,000	3,623,585
		5,232,376
United Kingdom - 10.0%
Bellway PLC	90,106	3,283,581
Bovis Homes Group PLC	212,440	2,498,563
DFS Furniture PLC	1,624,490	5,739,983
Foxtons Group PLC	3,163,846	4,589,131
Greggs PLC	556,270	7,819,588
Laird PLC	2,646,410	4,742,822
LivaNova PLC (I)	88,111	5,008,229
Man Group PLC	3,792,194	7,689,989
Oxford Instruments PLC	562,214	8,007,487
SIG PLC	4,275,640	8,483,827
Vectura Group PLC (I)	2,790,220	4,233,181
		62,096,381
TOTAL COMMON STOCKS (Cost $433,829,683)		$590,129,033

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.5%
Brazil - 0.5%
Alpargatas SA	908,200	$3,339,848
TOTAL PREFERRED SECURITIES (Cost $2,284,645)		$3,339,848

SECURITIES LENDING COLLATERAL - 4.3%
John Hancock Collateral Trust, 1.0209% (W)(Y)	2,646,479	26,481,992
TOTAL SECURITIES LENDING COLLATERAL (Cost $26,477,911)		$26,481,992

SHORT-TERM INVESTMENTS - 4.3%
U.S. Government Agency - 4.3%
Federal Home Loan Bank Discount Note, 0.700%, 06/01/2017 *	$27,100,000	27,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,100,000)		$27,100,000

Total Investments (International Small Cap Fund) (Cost $489,692,239) - 103.7%		$647,050,873
Other assets and liabilities, net - (3.7%)		(23,178,439)
TOTAL NET ASSETS - 100.0%		$623,872,434

Security Abbreviations and Legend

NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $25,317,636.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

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International Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 92.6%
Australia - 4.3%
AGL Energy, Ltd.	64,874	$1,269,772
Alumina, Ltd. (L)	236,359	337,315
Amcor, Ltd.	111,288	1,267,616
AMP, Ltd.	284,326	1,067,060
APA Group	106,505	757,751
Aristocrat Leisure, Ltd.	52,386	848,207
ASX, Ltd.	18,537	704,438
Aurizon Holdings, Ltd.	197,666	807,016
AusNet Services	160,367	202,022
Australia & New Zealand Banking Group, Ltd. (L)	280,983	5,839,679
Bank of Queensland, Ltd.	36,835	305,280
Bendigo & Adelaide Bank, Ltd.	45,493	380,747
BHP Billiton PLC	155,719	2,353,052
BHP Billiton, Ltd.	308,216	5,418,208
Boral, Ltd.	112,540	572,545
Brambles, Ltd.	152,871	1,177,277
Caltex Australia, Ltd.	24,811	610,485
Challenger, Ltd.	55,590	528,415
CIMIC Group, Ltd.	9,413	283,278
Coca-Cola Amatil, Ltd.	55,062	382,144
Cochlear, Ltd.	5,514	600,507
Commonwealth Bank of Australia (L)	165,425	9,779,232
Computershare, Ltd.	44,734	479,094
Crown Resorts, Ltd.	35,170	338,406
CSL, Ltd.	43,863	4,217,282
Dexus	93,217	718,740
Domino’s Pizza Enterprises, Ltd.	5,973	255,079
Flight Centre Travel Group, Ltd. (L)	5,020	133,398
Fortescue Metals Group, Ltd.	151,255	543,931
Goodman Group	171,993	1,084,781
Harvey Norman Holdings, Ltd. (L)	56,013	157,013
Healthscope, Ltd.	164,221	246,512
Incitec Pivot, Ltd.	163,119	414,865
Insurance Australia Group, Ltd.	234,214	1,107,224
LendLease Group	53,369	646,923
Macquarie Group, Ltd.	29,564	1,969,884
Medibank Pvt, Ltd.	271,715	555,080
Mirvac Group	355,500	601,493
National Australia Bank, Ltd. (L)	255,032	5,691,491
Newcrest Mining, Ltd.	73,408	1,150,429
Oil Search, Ltd.	130,589	690,646
Orica, Ltd.	36,161	528,579
Origin Energy, Ltd. (I)	169,069	964,878
Qantas Airways, Ltd.	43,627	162,516
QBE Insurance Group, Ltd.	134,574	1,291,485
Ramsay Health Care, Ltd.	13,600	696,540
REA Group, Ltd.	4,867	232,249
Santos, Ltd. (I)	176,735	442,638
Scentre Group	512,591	1,619,743
SEEK, Ltd.	31,736	398,312
Sonic Healthcare, Ltd.	37,840	650,548
South32, Ltd.	513,948	1,007,859
Stockland	230,846	808,309
Suncorp Group, Ltd.	126,976	1,306,386
Sydney Airport (L)	105,396	581,756

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Tabcorp Holdings, Ltd.	79,913	$272,083
Tatts Group, Ltd.	141,158	440,467
Telstra Corp., Ltd.	402,827	1,316,358
The GPT Group	172,749	671,858
TPG Telecom, Ltd. (L)	34,196	149,677
Transurban Group	196,193	1,795,282
Treasury Wine Estates, Ltd.	71,423	691,278
Vicinity Centres	322,832	661,320
Vocus Group, Ltd. (L)	54,220	113,588
Wesfarmers, Ltd.	108,809	3,451,809
Westfield Corp. (L)	189,241	1,190,751
Westpac Banking Corp. (L)	321,166	7,276,711
Woodside Petroleum, Ltd.	72,641	1,735,717
Woolworths, Ltd.	124,080	2,401,714
		89,354,728
Austria - 0.4%
ANDRITZ AG	17,370	1,043,512
Erste Group Bank AG (I)	71,850	2,609,496
OMV AG	35,087	1,832,368
Raiffeisen Bank International AG (I)	28,014	739,465
voestalpine AG	27,001	1,225,152
		7,449,993
Belgium - 0.9%
Ageas (L)	23,413	945,800
Anheuser-Busch InBev SA	88,382	10,328,132
Colruyt SA	7,478	413,718
Groupe Bruxelles Lambert SA	9,291	903,170
KBC Group NV	29,017	2,185,217
Proximus SADP	17,407	625,973
Solvay SA	8,654	1,133,109
Telenet Group Holding NV (I)	6,031	399,755
UCB SA	14,617	1,031,381
Umicore SA (L)	11,034	730,719
		18,696,974
Brazil - 1.0%
AES Tiete Energia SA	22,500	96,023
Ambev SA	535,100	3,093,905
Banco Bradesco SA	103,260	863,172
Banco do Brasil SA	98,100	859,146
Banco Santander Brasil SA	47,800	375,788
BB Seguridade Participacoes SA	80,500	723,914
BM&F Bovespa SA	234,220	1,333,251
BR Malls Participacoes SA	75,535	279,643
BRF SA	69,000	923,710
CCR SA	137,100	702,458
Centrais Eletricas Brasileiras SA (I)	27,700	117,701
Cia de Saneamento Basico do Estado de Sao Paulo	38,900	348,615
Cia Siderurgica Nacional SA (I)	73,100	154,967
Cielo SA	138,660	977,405
Cosan SA Industria e Comercio	14,000	155,880
CPFL Energia SA	22,100	179,548
Duratex SA	32,000	79,408

The accompanying notes are an integral part of the financial statements.

73

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
EDP - Energias do Brasil SA	34,600	$142,636
Embraer SA	75,100	371,560
Engie Brasil Energia SA	18,100	185,533
Equatorial Energia SA	22,300	367,997
Fibria Celulose SA	28,400	325,605
Hypermarcas SA	39,700	361,918
JBS SA	82,200	204,995
Klabin SA	62,900	324,613
Kroton Educacional SA	156,600	701,710
Localiza Rent a Car SA	18,805	252,674
Lojas Americanas SA	17,700	67,826
Lojas Renner SA	79,790	650,215
M Dias Branco SA	11,700	195,606
Multiplan Empreendimentos Imobiliarios SA	9,400	186,202
Natura Cosmeticos SA	19,400	195,262
Odontoprev SA	30,200	112,645
Petroleo Brasileiro SA (I)	337,400	1,420,105
Porto Seguro SA	12,500	124,384
Qualicorp SA	25,200	218,206
Raia Drogasil SA	26,100	580,726
Rumo SA (I)	91,200	238,995
Sul America SA	25,796	142,295
TIM Participacoes SA	95,400	292,454
Ultrapar Participacoes SA	40,700	941,422
Vale SA	146,000	1,225,859
WEG SA	63,500	372,843
		21,468,820
Canada - 4.3%
Agnico Eagle Mines, Ltd.	15,880	767,521
Agrium, Inc.	9,477	875,685
Alimentation Couche-Tard, Inc., Class B	30,278	1,400,429
AltaGas, Ltd. (L)	12,445	277,395
ARC Resources, Ltd. (L)	26,027	325,036
Atco, Ltd., Class I	6,060	228,565
Bank of Montreal	46,595	3,127,489
Barrick Gold Corp.	82,952	1,371,838
BCE, Inc.	11,890	538,762
BlackBerry, Ltd. (I)	37,018	391,322
Bombardier, Inc., Class B (I)	142,254	256,949
Brookfield Asset Management, Inc., Class A	64,162	2,429,022
CAE, Inc.	21,319	344,361
Cameco Corp.	29,377	270,751
Canadian Imperial Bank of Commerce	28,811	2,252,669
Canadian National Railway Company	55,054	4,268,280
Canadian Natural Resources, Ltd.	79,067	2,279,209
Canadian Pacific Railway, Ltd.	10,019	1,585,121
Canadian Tire Corp., Ltd., Class A	4,928	560,928
Canadian Utilities, Ltd., Class A	9,976	301,898
CCL Industries, Inc., Class B	2,072	489,574
Cenovus Energy, Inc.	72,435	646,143
CGI Group, Inc., Class A (I)	15,800	783,304
CI Financial Corp. (L)	18,622	370,138

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Constellation Software, Inc.	1,377	$712,113
Crescent Point Energy Corp. (L)	39,728	344,681
Dollarama, Inc.	8,018	742,712
ECN Capital Corp.	6,500	17,755
Eldorado Gold Corp.	52,333	158,450
Element Fleet Management Corp.	29,302	185,679
Emera, Inc.	4,576	163,210
Empire Company, Ltd., Class A	12,473	189,193
Enbridge, Inc.	116,332	4,478,117
Encana Corp.	69,085	671,493
Fairfax Financial Holdings, Ltd.	1,693	742,809
Finning International, Inc.	13,082	248,886
First Capital Realty, Inc.	11,329	168,822
First Quantum Minerals, Ltd.	50,244	423,644
Fortis, Inc.	29,357	966,433
Franco-Nevada Corp.	12,607	941,384
George Weston, Ltd.	4,021	363,478
Gildan Activewear, Inc.	16,437	475,886
Goldcorp, Inc.	60,333	820,459
Great-West Lifeco, Inc.	24,037	597,522
H&R Real Estate Investment Trust	11,989	203,419
Husky Energy, Inc. (I)	26,401	303,909
Hydro One, Ltd. (S)	22,960	403,502
IGM Financial, Inc.	8,113	236,510
Imperial Oil, Ltd.	22,153	626,781
Industrial Alliance Insurance & Financial Services, Inc.	8,823	326,637
Intact Financial Corp.	10,301	707,500
Inter Pipeline, Ltd.	26,679	528,307
International Petroleum Corp. (I)	1,669	5,665
Keyera Corp.	13,707	407,907
Kinross Gold Corp. (I)	89,959	388,911
Linamar Corp.	3,779	171,431
Loblaw Companies, Ltd.	16,200	915,624
Magna International, Inc.	27,770	1,243,108
Methanex Corp.	6,804	280,652
Metro, Inc.	17,374	581,856
National Bank of Canada (L)	24,794	977,921
Onex Corp.	6,194	450,227
Open Text Corp.	19,450	634,823
Pembina Pipeline Corp.	28,579	913,318
Peyto Exploration & Development Corp.	12,275	222,537
Potash Corp. of Saskatchewan, Inc.	60,245	994,978
Power Corp. of Canada	29,290	624,894
Power Financial Corp.	21,264	507,496
PrairieSky Royalty, Ltd. (L)	15,188	327,630
Restaurant Brands International, Inc.	16,055	982,304
RioCan Real Estate Investment Trust	13,106	245,462
Rogers Communications, Inc., Class B	26,367	1,229,686
Royal Bank of Canada	106,358	7,351,406
Saputo, Inc.	19,285	643,856
Seven Generations Energy, Ltd., Class A (I)	17,784	318,989
Shaw Communications, Inc., Class B	31,501	672,998
Smart Real Estate Investment Trust	5,859	133,501

The accompanying notes are an integral part of the financial statements.

74

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
SNC-Lavalin Group, Inc.	11,534	$442,542
Sun Life Financial, Inc. (L)	45,735	1,501,534
Suncor Energy, Inc.	119,241	3,732,102
Teck Resources, Ltd., Class B	40,144	714,708
TELUS Corp.	15,320	521,006
The Bank of Nova Scotia	86,770	4,895,887
The Jean Coutu Group PJC, Inc., Class A	6,638	109,040
The Toronto-Dominion Bank	133,140	6,347,275
Thomson Reuters Corp.	24,462	1,066,959
Tourmaline Oil Corp. (I)	16,749	334,893
TransCanada Corp.	61,836	2,870,589
Trisura Group, Ltd. (I)	377	5,761
Turquoise Hill Resources, Ltd. (I)	75,956	197,924
Veresen, Inc.	23,409	318,162
Vermilion Energy, Inc.	8,751	273,831
West Fraser Timber Company, Ltd.	4,937	214,935
Wheaton Precious Metals Corp.	31,975	653,300
Yamana Gold, Inc.	68,713	178,033
		88,497,341
Chile - 0.1%
AES Gener SA	136,864	50,557
Aguas Andinas SA, Class A	108,464	60,204
Antofagasta PLC	29,322	303,509
Banco de Chile	1,104,151	141,321
Banco de Credito e Inversiones	1,864	104,019
Banco Santander Chile	3,134,499	193,010
Cencosud SA	69,489	187,480
Cia Cervecerias Unidas SA	8,174	107,601
Colbun SA	344,355	78,545
Empresa Nacional de Telecomunicaciones SA	6,210	69,123
Empresas CMPC SA	61,538	145,351
Empresas COPEC SA	20,976	242,510
Enel Americas SA	1,372,149	259,971
Enel Chile SA	1,037,267	114,533
Enel Generacion Chile SA	170,743	131,265
Itau CorpBanca	7,784,492	72,207
Latam Airlines Group SA	15,172	168,630
SACI Falabella	28,327	233,746
		2,663,582
China - 3.5%
3SBio, Inc. (I)(S)	73,500	102,034
58.com, Inc., ADR (I)	5,600	240,800
AAC Technologies Holdings, Inc.	42,500	449,565
Agricultural Bank of China, Ltd., H Shares	1,648,000	798,868
Air China, Ltd., H Shares	112,000	106,603
Alibaba Group Holding, Ltd., ADR (I)	75,200	9,208,992
Aluminum Corp. of China, Ltd., H Shares (I)	258,000	120,174
Anhui Conch Cement Company, Ltd., H Shares	83,000	274,963
ANTA Sports Products, Ltd.	71,000	209,927
AviChina Industry & Technology Company, Ltd., H Shares	155,000	95,232

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Baidu, Inc., ADR (I)	18,200	$3,387,020
Bank of China, Ltd., H Shares	5,316,000	2,658,078
Bank of Communications Company, Ltd., H Shares	584,000	452,097
Beijing Capital International Airport Company, Ltd., H Shares	100,000	145,974
Belle International Holdings, Ltd.	422,000	329,068
BYD Company, Ltd., H Shares	42,500	253,952
CGN Power Company, Ltd., H Shares (S)	707,000	209,368
China Cinda Asset Management Company, Ltd., H Shares	594,000	224,664
China CITIC Bank Corp., Ltd., H Shares	593,000	365,770
China Coal Energy Company, Ltd., H Shares	124,000	54,397
China Communications Construction Company, Ltd., H Shares	298,000	401,988
China Communications Services Corp., Ltd., H Shares	172,000	102,107
China Conch Venture Holdings, Ltd.	88,000	169,979
China Construction Bank Corp., H Shares	5,635,000	4,651,293
China Everbright Bank Company, Ltd., H Shares	187,000	88,445
China Evergrande Group (L)	277,000	496,271
China Galaxy Securities Company, Ltd., H Shares	201,000	184,755
China Huarong Asset Management Company, Ltd., H Shares (S)	413,300	168,074
China Huishan Dairy Holdings Company, Ltd.	175,000	0
China Life Insurance Company, Ltd., H Shares	503,000	1,647,486
China Longyuan Power Group Corp., H Shares	221,000	166,328
China Medical System Holdings, Ltd.	83,000	147,119
China Mengniu Dairy Company, Ltd.	184,000	371,948
China Merchants Bank Company, Ltd., H Shares	261,500	783,545
China Minsheng Banking Corp., Ltd., H Shares	391,000	400,715
China National Building Material Company, Ltd., H Shares	200,000	110,999
China Oilfield Services, Ltd., H Shares	104,000	90,178
China Pacific Insurance Group Company, Ltd., H Shares	180,400	720,964
China Petroleum & Chemical Corp., H Shares	1,704,000	1,395,842
China Railway Construction Corp., H Shares	133,000	182,537
China Railway Group, Ltd., H Shares	269,000	222,723
China Shenhua Energy Company, Ltd., H Shares	228,500	555,672
China Southern Airlines Company, Ltd., H Shares	116,000	88,757
China Telecom Corp., Ltd., H Shares	924,000	458,171
China Vanke Company, Ltd., H Shares	88,400	234,540

The accompanying notes are an integral part of the financial statements.

75

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Changan Automobile Company, Ltd., B Shares	64,300	$85,005
Chongqing Rural Commercial Bank Company, Ltd., H Shares	176,000	120,183
CITIC Securities Company, Ltd., H Shares	144,000	301,738
CNOOC, Ltd.	1,187,000	1,347,674
Country Garden Holdings Company, Ltd.	369,000	436,091
CRRC Corp., Ltd., H Shares	277,000	259,398
CSPC Pharmaceutical Group, Ltd.	284,000	424,586
Ctrip.com International, Ltd., ADR (I)	25,000	1,366,250
Dongfeng Motor Group Company, Ltd., H Shares	178,000	200,327
ENN Energy Holdings, Ltd.	51,000	268,250
Fosun International, Ltd.	173,000	268,789
Fuyao Glass Industry Group Company, Ltd., H Shares (S)	32,600	122,649
Geely Automobile Holdings, Ltd.	360,000	594,985
GF Securities Company, Ltd., H Shares	91,000	188,579
GOME Electrical Appliances Holding, Ltd. (L)	858,000	111,143
Great Wall Motor Company, Ltd., H Shares (L)	206,500	220,549
Guangzhou Automobile Group Company, Ltd., H Shares	142,000	238,006
Guangzhou R&F Properties Company, Ltd., H Shares	67,600	109,249
Haitian International Holdings, Ltd.	47,000	109,076
Haitong Securities Company, Ltd., H Shares	205,600	344,288
Hengan International Group Company, Ltd.	48,000	336,574
HengTen Networks Group, Ltd. (I)(L)	1,187,000	18,655
Huaneng Power International, Inc., H Shares	278,000	221,380
Huaneng Renewables Corp., Ltd., H Shares	326,000	108,001
Huatai Securities Company, Ltd., H Shares (S)	97,400	191,555
Industrial & Commercial Bank of China, Ltd., H Shares	4,940,000	3,298,418
JD.com, Inc., ADR (I)	45,300	1,813,359
Jiangsu Expressway Company, Ltd., H Shares	78,000	113,252
Jiangxi Copper Company, Ltd., H Shares	85,000	127,798
Kingsoft Corp., Ltd.	53,000	142,254
Lenovo Group, Ltd.	478,000	312,542
Longfor Properties Company, Ltd.	97,500	198,212
NetEase, Inc., ADR	5,300	1,509,334
New China Life Insurance Company, Ltd., H Shares	54,400	292,870
New Oriental Education & Technology Group, Inc., ADR (I)	9,000	645,030
PetroChina Company, Ltd., H Shares	1,410,000	937,639
PICC Property & Casualty Company, Ltd., H Shares	316,000	525,999

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ping An Insurance Group Company of China, Ltd., H Shares	353,000	$2,259,124
Qinqin Foodstuffs Group Cayman Company, Ltd. (I)	6,300	2,036
Semiconductor Manufacturing International Corp. (I)(L)	182,400	191,981
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	112,000	87,928
Shanghai Electric Group Company, Ltd., H Shares (I)(L)	168,000	72,827
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	29,500	113,011
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	59,500	94,510
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	46,300	133,870
Shenzhou International Group Holdings, Ltd.	37,000	253,392
SINA Corp. (I)	3,800	372,286
Sino-Ocean Group Holding, Ltd.	218,000	109,889
Sinopec Engineering Group Company, Ltd., H Shares	73,000	67,043
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	238,000	139,738
Sinopharm Group Company, Ltd., H Shares	79,600	363,380
Sinotrans, Ltd., H Shares	119,000	55,726
SOHO China, Ltd. (I)	128,000	64,046
Sunac China Holdings, Ltd. (L)	130,000	211,007
Sunny Optical Technology Group Company, Ltd.	48,400	376,688
TAL Education Group, ADR	2,900	337,763
Tencent Holdings, Ltd.	380,800	13,087,095
The People’s Insurance Company Group of China, Ltd., H Shares	501,000	215,792
Tingyi Cayman Islands Holding Corp.	130,000	158,802
TravelSky Technology, Ltd., H Shares	62,000	183,005
Tsingtao Brewery Company, Ltd., H Shares	22,000	100,155
Vipshop Holdings, Ltd., ADR (I)	27,300	337,701
Want Want China Holdings, Ltd.	376,000	263,735
Weibo Corp., ADR (I)	2,200	161,766
Weichai Power Company, Ltd., H Shares	70,000	113,389
Yangzijiang Shipbuilding Holdings, Ltd.	376,700	345,696
Yanzhou Coal Mining Company, Ltd., H Shares	136,000	101,166
YY, Inc., ADR (I)	1,900	110,846
Zhejiang Expressway Company, Ltd., H Shares	96,000	112,525
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	36,700	193,641
Zijin Mining Group Company, Ltd., H Shares	372,000	122,175
ZTE Corp., H Shares	48,000	97,555
		72,448,958

The accompanying notes are an integral part of the financial statements.

76

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Colombia - 0.1%
Cementos Argos SA	57,477	$230,980
Corp. Financiera Colombiana SA	10,082	93,754
Ecopetrol SA	654,734	299,709
Grupo Argos SA	36,518	262,202
Grupo de Inversiones Suramericana SA	29,880	395,477
Interconexion Electrica SA ESP	52,924	255,873
		1,537,995
Czech Republic - 0.0%
CEZ AS	13,356	253,877
Komercni Banka AS	5,901	234,901
Moneta Money Bank AS (S)	37,741	128,447
O2 Czech Republic AS	4,735	56,930
Pegas Nonwovens SA	400	16,352
		690,507
Denmark - 1.7%
AP Moller - Maersk A/S, Class A	530	959,625
AP Moller - Maersk A/S, Class B	964	1,837,261
Carlsberg A/S, B Shares	15,465	1,681,673
Chr. Hansen Holding A/S	14,250	997,525
Coloplast A/S, B Shares	17,182	1,471,549
Danske Bank A/S	99,575	3,728,681
DONG Energy A/S (S)	21,134	921,656
DSV A/S	27,439	1,669,073
Genmab A/S (I)	8,310	1,770,123
ISS A/S	24,064	996,380
Novo Nordisk A/S, B Shares (L)	276,775	11,750,350
Novozymes A/S, B Shares	33,308	1,507,972
Pandora A/S (L)	16,077	1,520,751
TDC A/S	116,404	694,353
Tryg A/S	16,570	340,558
Vestas Wind Systems A/S	32,080	2,847,846
William Demant Holding A/S (I)	16,836	441,487
		35,136,863
Finland - 0.8%
Elisa OYJ	17,241	670,924
Fortum OYJ (L)	54,835	872,552
Kone OYJ, B Shares (L)	41,502	2,053,778
Metso OYJ	13,848	470,853
Neste OYJ	15,619	619,773
Nokia OYJ	720,681	4,562,693
Nokian Renkaat OYJ	14,055	573,997
Orion OYJ, Class B	12,723	822,440
Sampo OYJ, A Shares	55,860	2,834,027
Stora Enso OYJ, R Shares	68,204	862,493
UPM-Kymmene OYJ	66,115	1,863,012
Wartsila OYJ ABP	18,300	1,086,445
		17,292,987
France - 8.7%
Accor SA	21,820	1,034,304
Aeroports de Paris	3,739	571,356
Air Liquide SA	49,687	6,060,008
Airbus SE	74,055	6,090,378
Alstom SA (I)	19,512	683,569

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Arkema SA	8,722	$912,042
Atos SE	11,379	1,632,623
AXA SA	249,211	6,654,510
BNP Paribas SA (L)	143,347	10,120,412
Bollore SA (I)(L)	110,722	510,070
Bouygues SA	26,571	1,138,473
Bureau Veritas SA	33,547	768,772
Cap Gemini SA (L)	20,777	2,151,385
Carrefour SA	72,424	1,891,503
Casino Guichard Perrachon SA (L)	7,094	437,355
Christian Dior SE	6,973	1,992,488
Cie de Saint-Gobain (L)	63,918	3,572,589
Cie Generale des Etablissements Michelin (L)	23,310	2,945,798
CNP Assurances	23,497	516,921
Credit Agricole SA (L)	143,909	2,211,845
Danone SA	75,373	5,602,441
Dassault Aviation SA	287	427,687
Dassault Systemes SE (L)	16,312	1,504,129
Edenred (L)	26,846	708,235
Eiffage SA	7,472	679,278
Electricite de France SA	45,404	488,986
Engie SA	202,094	3,088,641
Essilor International SA	26,427	3,513,193
Eurazeo SA	5,207	372,465
Eutelsat Communications SA	22,292	573,817
Fonciere Des Regions	4,118	383,976
Gecina SA	5,165	793,495
Groupe Eurotunnel SE	59,052	695,602
Hermes International	3,353	1,657,406
ICADE	4,580	369,391
Iliad SA	3,356	870,816
Imerys SA	4,528	392,431
Ingenico Group SA (L)	7,011	680,726
JCDecaux SA (I)(L)	9,496	314,710
Kering	9,693	3,207,319
Klepierre	27,889	1,164,865
L’Oreal SA	32,141	6,875,349
Lagardere SCA	15,093	474,593
Legrand SA	33,983	2,331,959
LVMH Moet Hennessy Louis Vuitton SE	35,635	9,108,429
Natixis SA (L)	120,754	797,237
Orange SA (L)	254,708	4,475,304
Pernod Ricard SA	27,088	3,675,599
Peugeot SA (L)	62,276	1,231,507
Publicis Groupe SA (L)	24,490	1,875,160
Remy Cointreau SA (L)	2,896	317,680
Renault SA	24,585	2,293,506
Rexel SA	38,740	683,287
Safran SA	39,932	3,531,000
Sanofi	148,262	14,685,982
Schneider Electric SE (I)	71,815	5,533,161
SCOR SE	21,483	845,229
SEB SA	2,868	503,531
SFR Group SA (I)(L)	11,325	399,518

The accompanying notes are an integral part of the financial statements.

77

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Societe BIC SA	3,629	$443,064
Societe Generale SA (L)	98,082	5,143,605
Sodexo SA	11,744	1,602,834
Suez (L)	42,940	782,583
Thales SA	13,455	1,487,253
TOTAL SA (L)	290,580	15,350,846
Unibail-Rodamco SE	12,669	3,270,894
Valeo SA	30,491	2,127,754
Veolia Environnement SA	60,932	1,341,014
Vinci SA	64,807	5,668,485
Vivendi SA	131,528	2,854,055
Wendel SA	3,579	546,000
Zodiac Aerospace	26,028	688,599
		180,331,027
Germany - 8.2%
adidas AG	25,875	4,960,462
Allianz SE	63,034	12,124,660
Axel Springer SE	5,839	367,217
BASF SE	126,311	11,940,033
Bayer AG	113,628	15,098,137
Bayerische Motoren Werke AG	45,508	4,267,747
Beiersdorf AG	13,721	1,474,671
Brenntag AG	21,110	1,224,802
Commerzbank AG (I)	146,525	1,546,395
Continental AG	15,091	3,361,221
Covestro AG (S)	12,597	944,101
Daimler AG	132,241	9,616,480
Deutsche Bank AG	284,507	4,991,383
Deutsche Boerse AG	26,493	2,757,300
Deutsche Lufthansa AG	32,530	632,869
Deutsche Post AG	133,382	4,877,324
Deutsche Telekom AG	449,749	8,966,604
Deutsche Wohnen AG	48,582	1,906,852
E.ON SE	302,200	2,646,551
Evonik Industries AG	22,494	775,805
Fraport AG Frankfurt Airport Services Worldwide	5,715	463,571
Fresenius Medical Care AG & Company KGaA	29,498	2,821,376
Fresenius SE & Company KGaA	56,378	4,829,665
GEA Group AG	25,126	1,033,001
Hannover Rueck SE	8,601	1,025,362
HeidelbergCement AG	20,428	1,903,862
Henkel AG & Company KGaA	14,194	1,764,235
HOCHTIEF AG	2,637	485,590
HUGO BOSS AG	9,185	692,396
Infineon Technologies AG	155,413	3,441,562
Innogy SE (S)	18,710	768,473
K+S AG (L)	26,426	676,682
LANXESS AG	12,658	945,921
Linde AG	25,512	4,881,745
MAN SE	4,568	483,012
Merck KGaA	17,750	2,144,704
METRO AG	24,488	820,654

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	22,313	$4,405,967
OSRAM Licht AG	12,220	936,300
ProSiebenSat.1 Media SE	31,881	1,354,711
RWE AG (I)	67,076	1,364,263
SAP SE	134,969	14,503,406
Siemens AG	105,165	15,040,634
Symrise AG	16,861	1,213,061
Telefonica Deutschland Holding AG	100,966	502,731
thyssenkrupp AG	50,472	1,340,114
TUI AG	36,640	565,983
United Internet AG	16,715	920,918
Volkswagen AG	4,423	694,976
Vonovia SE	63,893	2,512,620
Zalando SE (I)	11,816	564,990
		169,583,099
Hong Kong - 3.4%
AIA Group, Ltd.	1,542,200	10,911,918
Alibaba Health Information Technology, Ltd. (I)	236,000	120,100
Alibaba Pictures Group, Ltd. (I)(L)	750,000	129,871
ASM Pacific Technology, Ltd.	31,500	451,168
Beijing Enterprises Holdings, Ltd.	35,000	165,833
Beijing Enterprises Water Group, Ltd.	292,000	233,689
BOC Hong Kong Holdings, Ltd.	472,000	2,129,460
Brilliance China Automotive Holdings, Ltd.	202,000	376,855
Cathay Pacific Airways, Ltd. (L)	152,000	222,217
Cheung Kong Infrastructure Holdings, Ltd.	83,000	714,824
Cheung Kong Property Holdings, Ltd.	344,000	2,579,039
China Everbright International, Ltd.	165,000	210,520
China Everbright, Ltd.	62,000	139,116
China Gas Holdings, Ltd.	114,000	173,787
China Jinmao Holdings Group, Ltd.	230,000	75,163
China Merchants Port Holdings Company, Ltd.	86,000	254,757
China Mobile, Ltd.	411,000	4,555,075
China Overseas Land & Investment, Ltd.	258,000	774,320
China Power International Development, Ltd.	198,000	75,433
China Resources Beer Holdings Company, Ltd.	108,000	272,271
China Resources Gas Group, Ltd.	60,000	183,866
China Resources Land, Ltd.	186,000	546,096
China Resources Power Holdings Company, Ltd.	128,000	263,887
China State Construction International Holdings, Ltd.	120,000	208,089
China Taiping Insurance Holdings Company, Ltd. (I)	112,000	297,890
China Unicom Hong Kong, Ltd. (I)	398,000	571,486
CITIC, Ltd.	290,000	459,550
CK Hutchison Holdings, Ltd.	344,500	4,486,658
CLP Holdings, Ltd.	208,500	2,279,984

The accompanying notes are an integral part of the financial statements.

78

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
COSCO SHIPPING Ports, Ltd.	106,000	$123,747
Far East Horizon, Ltd.	131,000	121,336
First Pacific Company, Ltd.	272,000	212,753
Fullshare Holdings, Ltd. (I)(L)	452,800	184,666
Galaxy Entertainment Group, Ltd.	300,000	1,733,465
GCL-Poly Energy Holdings, Ltd. (I)(L)	935,000	99,567
Guangdong Investment, Ltd.	186,000	268,225
Haier Electronics Group Company, Ltd.	84,000	213,506
Hang Lung Group, Ltd.	115,000	476,603
Hang Lung Properties, Ltd.	290,000	749,697
Hang Seng Bank, Ltd.	96,900	2,044,367
Henderson Land Development Company, Ltd.	141,000	910,260
HK Electric Investments & HK Electric Investments, Ltd. (S)	330,000	302,297
HKT Trust & HKT, Ltd.	485,000	634,776
Hong Kong & China Gas Company, Ltd.	966,000	2,064,368
Hong Kong Exchanges & Clearing, Ltd.	148,200	3,737,428
Hongkong Land Holdings, Ltd.	149,000	1,126,254
Hysan Development Company, Ltd.	80,000	377,705
Jardine Matheson Holdings, Ltd.	31,800	2,032,307
Jardine Strategic Holdings, Ltd.	28,100	1,178,648
Kerry Properties, Ltd.	84,000	296,927
Kunlun Energy Company, Ltd.	212,000	190,061
Li & Fung, Ltd. (L)	760,000	312,909
Link REIT	284,000	2,240,032
Melco Resorts & Entertainment, Ltd., ADR	31,500	711,270
MTR Corp., Ltd.	186,000	1,059,364
New World Development Company, Ltd.	713,000	886,061
Nine Dragons Paper Holdings, Ltd.	111,000	131,448
NWS Holdings, Ltd.	199,000	384,857
PCCW, Ltd.	543,000	316,123
Power Assets Holdings, Ltd.	176,000	1,575,585
Shanghai Industrial Holdings, Ltd.	34,000	106,153
Shangri-La Asia, Ltd.	162,000	247,901
Shimao Property Holdings, Ltd.	81,500	138,946
Sino Biopharmaceutical, Ltd.	298,000	265,839
Sino Land Company, Ltd.	398,000	691,914
SJM Holdings, Ltd.	260,000	252,096
Sun Art Retail Group, Ltd.	161,500	149,052
Sun Hung Kai Properties, Ltd.	185,000	2,735,767
Swire Pacific, Ltd., Class A	69,500	682,902
Swire Properties, Ltd.	151,600	505,568
Techtronic Industries Company, Ltd.	177,000	836,412
The Bank of East Asia, Ltd.	155,600	656,815
The Wharf Holdings, Ltd.	175,000	1,486,675
WH Group, Ltd. (S)	1,021,000	956,493
Wheelock & Company, Ltd.	103,000	770,206
Yue Yuen Industrial Holdings, Ltd.	95,500	380,437
		71,422,710
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC	5,156	419,198
OTP Bank PLC	27,145	847,037

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary (continued)
Richter Gedeon Nyrt	15,493	$395,820
		1,662,055
Indonesia - 0.2%
Adaro Energy Tbk PT	559,300	63,778
AKR Corporindo Tbk PT	66,600	33,077
Astra International Tbk PT	769,300	504,605
Bank Central Asia Tbk PT	451,900	581,432
Bank Danamon Indonesia Tbk PT	129,500	50,810
Bank Mandiri Persero Tbk PT	354,500	333,895
Bank Negara Indonesia Persero Tbk PT	283,500	139,275
Bank Rakyat Indonesia Persero Tbk PT	421,700	457,550
Bumi Serpong Damai Tbk PT (I)	283,400	38,429
Charoen Pokphand Indonesia Tbk PT	283,200	67,365
Gudang Garam Tbk PT	18,600	103,096
Hanjaya Mandala Sampoerna Tbk PT	354,500	104,524
Indocement Tunggal Prakarsa Tbk PT	56,400	78,313
Indofood CBP Sukses Makmur Tbk PT	88,500	57,732
Indofood Sukses Makmur Tbk PT	167,700	110,012
Jasa Marga Persero Tbk PT	77,400	30,482
Kalbe Farma Tbk PT	800,500	92,455
Lippo Karawaci Tbk PT	706,000	36,026
Matahari Department Store Tbk PT	94,500	106,967
Media Nusantara Citra Tbk PT (I)	199,200	28,419
Pakuwon Jati Tbk PT	966,200	44,155
Perusahaan Gas Negara Persero Tbk PT	417,500	75,107
Semen Indonesia Persero Tbk PT	112,100	79,424
Summarecon Agung Tbk PT	379,100	37,526
Surya Citra Media Tbk PT	225,800	49,233
Telekomunikasi Indonesia Persero Tbk PT	1,925,600	627,849
Tower Bersama Infrastructure Tbk PT	90,800	39,265
Unilever Indonesia Tbk PT	57,600	199,682
United Tractors Tbk PT	64,200	133,874
Waskita Karya Persero Tbk PT	174,300	31,106
XL Axiata Tbk PT (I)	142,100	31,549
		4,367,012
Ireland - 0.4%
AerCap Holdings NV (I)	16,600	730,732
Bank of Ireland (I)	2,255,350	611,061
Bank of Ireland (I)	112,082	29,948
CRH PLC (I)	71,501	2,582,880
DCC PLC	6,478	616,114
James Hardie Industries PLC	42,467	618,333
Kerry Group PLC, Class A	13,441	1,186,217
Paddy Power Betfair PLC	6,842	718,696
Ryanair Holdings PLC, ADR (I)	2,505	267,384
		7,361,365
Israel - 0.1%
Azrieli Group, Ltd.	1,483	79,788
Bank Hapoalim BM	33,357	221,980
Bank Leumi Le-Israel BM (I)	45,018	220,205
Bezeq The Israeli Telecommunication Corp., Ltd.	70,720	123,119

The accompanying notes are an integral part of the financial statements.

79

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Check Point Software Technologies, Ltd. (I)	4,200	$470,610
Elbit Systems, Ltd.	762	92,675
Frutarom Industries, Ltd.	1,100	71,489
Israel Chemicals, Ltd.	14,929	63,454
Mizrahi Tefahot Bank, Ltd.	4,112	73,150
Mobileye NV (I)	5,600	346,640
Nice, Ltd.	1,997	155,413
Taro Pharmaceutical Industries, Ltd. (I)	400	42,644
Teva Pharmaceutical Industries, Ltd.	25,734	739,234
Teva Pharmaceutical Industries, Ltd., ADR	4,100	114,226
		2,814,627
Italy - 1.4%
Assicurazioni Generali SpA	129,159	2,040,583
Atlantia SpA	44,851	1,249,393
Enel SpA	833,652	4,462,890
Eni SpA	277,693	4,413,970
Ferrari NV	13,368	1,157,968
Intesa Sanpaolo SpA (L)	97,573	265,255
Intesa Sanpaolo SpA (Milan Stock Exchange) (L)	1,392,215	3,992,532
Leonardo SpA	43,958	774,255
Luxottica Group SpA	18,327	1,108,846
Mediobanca SpA	63,084	598,595
Poste Italiane SpA (L)(S)	59,665	419,945
Prysmian SpA	21,502	598,716
Rizzoli Corriere Della Sera Mediagroup SpA (I)	3,382	5,164
Saipem SpA (I)	66,705	271,555
Snam SpA	263,348	1,208,100
Telecom Italia SpA (I)	1,241,889	1,165,830
Telecom Italia SpA	669,412	516,721
Terna Rete Elettrica Nazionale SpA	164,334	929,128
UniCredit SpA (I)	206,777	3,622,694
UnipolSai Assicurazioni SpA	132,919	301,179
		29,103,319
Japan - 17.0%
ABC-Mart, Inc.	3,600	210,345
Acom Company, Ltd. (I)(L)	44,200	186,742
Aeon Company, Ltd.	73,000	1,102,777
AEON Financial Service Company, Ltd.	12,600	258,843
Aeon Mall Company, Ltd.	12,700	237,740
Air Water, Inc.	17,000	306,166
Aisin Seiki Company, Ltd.	21,500	1,060,727
Ajinomoto Company, Inc.	60,700	1,299,316
Alfresa Holdings Corp.	21,000	405,065
Alps Electric Company, Ltd.	21,100	590,837
Amada Holdings Company, Ltd.	38,000	442,584
ANA Holdings, Inc.	131,000	429,296
Aozora Bank, Ltd.	130,000	477,408
Asahi Glass Company, Ltd.	114,000	930,029
Asahi Group Holdings, Ltd.	43,300	1,727,600
Asahi Kasei Corp.	142,000	1,365,770
Asics Corp. (L)	17,800	298,178

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Astellas Pharma, Inc.	241,100	$3,047,409
Bandai Namco Holdings, Inc.	22,400	799,737
Benesse Holdings, Inc.	7,300	267,892
Bridgestone Corp.	72,900	3,062,960
Brother Industries, Ltd.	26,400	585,387
Calbee, Inc. (L)	8,900	344,685
Canon, Inc.	119,400	4,103,917
Casio Computer Company, Ltd.	24,700	383,336
Central Japan Railway Company	16,200	2,653,238
Chubu Electric Power Company, Inc.	72,200	980,619
Chugai Pharmaceutical Company, Ltd.	25,100	954,647
Coca-Cola Bottlers Japan, Inc.	13,900	447,892
Concordia Financial Group, Ltd.	131,000	601,813
Credit Saison Company, Ltd.	16,600	308,260
CYBERDYNE, Inc. (I)(L)	12,200	168,286
Dai Nippon Printing Company, Ltd.	60,000	667,030
Dai-ichi Life Holdings, Inc.	122,000	2,031,180
Daicel Corp.	31,500	373,280
Daiichi Sankyo Company, Ltd.	67,300	1,476,075
Daikin Industries, Ltd.	26,300	2,577,721
Daito Trust Construction Company, Ltd.	7,800	1,230,207
Daiwa House Industry Company, Ltd.	63,600	2,077,538
Daiwa House REIT Investment Corp.	156	401,618
Daiwa Securities Group, Inc.	186,000	1,130,467
DeNA Company, Ltd.	11,700	258,721
Denso Corp.	53,300	2,272,505
Dentsu, Inc.	24,300	1,237,489
Don Quijote Holdings Company, Ltd. (L)	13,100	511,990
East Japan Railway Company	37,100	3,555,769
Eisai Company, Ltd. (L)	28,200	1,486,373
Electric Power Development Company, Ltd.	16,400	435,799
FamilyMart UNY Holdings Company, Ltd.	9,200	516,573
FANUC Corp.	21,700	4,271,492
Fast Retailing Company, Ltd.	5,900	1,976,297
Fuji Electric Company, Ltd.	63,000	337,047
FUJIFILM Holdings Corp.	48,900	1,782,471
Fujitsu, Ltd.	210,000	1,530,635
Fukuoka Financial Group, Inc.	86,000	386,067
Hakuhodo DY Holdings, Inc.	23,900	316,152
Hamamatsu Photonics KK	15,700	499,181
Hankyu Hanshin Holdings, Inc.	26,900	968,048
Hikari Tsushin, Inc.	2,400	243,021
Hino Motors, Ltd.	29,200	354,392
Hirose Electric Company, Ltd.	3,500	466,725
Hisamitsu Pharmaceutical Company, Inc.	6,900	347,127
Hitachi Chemical Company, Ltd.	12,000	331,454
Hitachi Construction Machinery Company, Ltd.	12,200	282,883
Hitachi High-Technologies Corp.	7,700	305,377
Hitachi Metals, Ltd.	24,100	320,884
Hitachi, Ltd.	542,000	3,269,050
Hokuriku Electric Power Company (L)	18,700	182,405
Honda Motor Company, Ltd.	182,700	5,118,380
Hoshizaki Corp., Ltd.	5,600	493,205

The accompanying notes are an integral part of the financial statements.

80

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	43,700	$2,150,773
Hulic Company, Ltd.	33,200	313,558
Idemitsu Kosan Company, Ltd.	9,800	274,710
IHI Corp.	165,000	620,264
Iida Group Holdings Company, Ltd.	16,700	275,664
Inpex Corp.	105,500	972,656
Isetan Mitsukoshi Holdings, Ltd.	37,600	379,079
Isuzu Motors, Ltd.	66,600	812,973
ITOCHU Corp.	168,400	2,390,169
J Front Retailing Company, Ltd.	27,200	384,210
Japan Airlines Company, Ltd.	13,400	392,814
Japan Airport Terminal Company, Ltd. (L)	5,100	199,837
Japan Exchange Group, Inc.	58,600	946,823
Japan Post Bank Company, Ltd.	45,200	560,508
Japan Post Holdings Company, Ltd.	53,000	646,777
Japan Prime Realty Investment Corp.	90	344,130
Japan Real Estate Investment Corp.	145	761,739
Japan Retail Fund Investment Corp.	281	545,912
Japan Tobacco, Inc.	123,300	4,633,730
JFE Holdings, Inc.	58,800	979,735
JGC Corp. (L)	23,400	353,790
JSR Corp.	21,800	366,093
JTEKT Corp.	25,200	378,405
JXTG Holdings, Inc.	344,900	1,504,434
Kajima Corp.	101,000	776,091
Kakaku.com, Inc.	15,600	222,208
Kamigumi Company, Ltd.	26,000	265,962
Kaneka Corp.	32,000	242,750
Kansai Electric Power Company, Inc.	79,300	1,110,367
Kansai Paint Company, Ltd.	24,400	528,826
Kao Corp.	56,400	3,556,263
Kawasaki Heavy Industries, Ltd.	160,000	459,036
KDDI Corp.	205,600	5,706,246
Keihan Holdings Company, Ltd.	56,000	370,178
Keikyu Corp.	52,000	618,979
Keio Corp.	64,000	531,856
Keisei Electric Railway Company, Ltd.	15,300	390,316
Keyence Corp.	10,900	4,946,118
Kikkoman Corp.	16,400	513,719
Kintetsu Group Holdings Company, Ltd.	201,000	775,181
Kirin Holdings Company, Ltd.	92,200	1,944,470
Kobe Steel, Ltd. (I)	34,700	317,269
Koito Manufacturing Company, Ltd.	12,600	664,309
Komatsu, Ltd.	103,700	2,517,528
Konami Holdings Corp.	10,400	510,750
Konica Minolta, Inc.	50,600	397,842
Kose Corp.	3,400	367,001
Kubota Corp.	118,800	1,879,239
Kuraray Company, Ltd.	40,000	719,789
Kurita Water Industries, Ltd.	11,100	293,820
Kyocera Corp.	35,900	2,066,603
Kyowa Hakko Kirin Company, Ltd.	29,100	497,885
Kyushu Electric Power Company, Inc.	47,800	592,333
Kyushu Financial Group, Inc.	38,900	239,117
Lawson, Inc.	5,500	374,959

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
LINE Corp. (I)(L)	4,800	$170,864
Lion Corp.	26,900	569,596
LIXIL Group Corp.	29,800	724,641
M3, Inc.	21,700	624,243
Mabuchi Motor Company, Ltd.	5,500	309,491
Makita Corp.	25,000	941,282
Marubeni Corp.	186,000	1,147,937
Marui Group Company, Ltd.	23,400	340,343
Maruichi Steel Tube, Ltd.	6,000	175,824
Mazda Motor Corp.	63,800	870,455
McDonald’s Holdings Company Japan, Ltd. (L)	7,100	254,205
Mebuki Financial Group, Inc.	105,300	411,303
Medipal Holdings Corp.	19,100	351,432
MEIJI Holdings Company, Ltd.	12,800	1,046,899
MINEBEA MITSUMI, Inc.	42,900	698,736
Miraca Holdings, Inc.	6,400	269,001
MISUMI Group, Inc.	30,800	695,431
Mitsubishi Chemical Holdings Corp.	153,700	1,165,538
Mitsubishi Corp.	169,400	3,389,842
Mitsubishi Electric Corp.	217,000	2,991,637
Mitsubishi Estate Company, Ltd.	140,100	2,618,155
Mitsubishi Gas Chemical Company, Inc.	20,800	429,413
Mitsubishi Heavy Industries, Ltd.	360,000	1,419,194
Mitsubishi Logistics Corp.	12,000	152,415
Mitsubishi Materials Corp.	12,400	349,609
Mitsubishi Motors Corp.	74,800	485,013
Mitsubishi Tanabe Pharma Corp.	25,100	558,244
Mitsubishi UFJ Financial Group, Inc.	1,429,600	8,871,099
Mitsubishi UFJ Lease & Finance Company, Ltd.	51,200	261,141
Mitsui & Company, Ltd.	191,500	2,584,569
Mitsui Chemicals, Inc.	105,000	522,109
Mitsui Fudosan Company, Ltd.	100,000	2,363,999
Mitsui OSK Lines, Ltd.	129,000	370,007
Mixi, Inc.	5,100	319,806
Mizuho Financial Group, Inc.	2,702,900	4,697,264
MS&AD Insurance Group Holdings, Inc.	57,600	2,022,643
Murata Manufacturing Company, Ltd.	21,400	2,962,324
Nabtesco Corp.	12,600	369,692
Nagoya Railroad Company, Ltd.	101,000	471,683
NEC Corp.	290,000	750,940
Nexon Company, Ltd.	19,600	369,870
NGK Insulators, Ltd.	29,500	591,849
NGK Spark Plug Company, Ltd.	20,000	407,050
NH Foods, Ltd.	19,000	595,996
Nidec Corp.	26,800	2,653,540
Nikon Corp.	38,000	585,641
Nintendo Company, Ltd.	12,700	3,850,215
Nippon Building Fund, Inc.	157	836,348
Nippon Electric Glass Company, Ltd.	47,000	327,355
Nippon Express Company, Ltd.	93,000	573,134
Nippon Paint Holdings Company, Ltd.	18,400	733,334
Nippon Prologis REIT, Inc.	171	371,473
Nippon Steel & Sumitomo Metal Corp.	90,400	1,923,191

The accompanying notes are an integral part of the financial statements.

81

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Telegraph & Telephone Corp.	77,500	$3,727,108
Nippon Yusen KK (I)	180,000	326,340
Nissan Chemical Industries, Ltd.	13,800	484,581
Nissan Motor Company, Ltd.	263,900	2,529,763
Nisshin Seifun Group, Inc.	21,900	361,625
Nissin Foods Holdings Company, Ltd.	6,500	410,339
Nitori Holdings Company, Ltd.	9,000	1,316,067
Nitto Denko Corp.	18,500	1,486,200
NOK Corp.	10,600	232,361
Nomura Holdings, Inc.	408,400	2,438,038
Nomura Real Estate Holdings, Inc. (L)	14,000	301,580
Nomura Real Estate Master Fund, Inc.	441	663,228
Nomura Research Institute, Ltd.	14,800	563,268
NSK, Ltd.	49,800	593,473
NTT Data Corp.	14,000	754,715
NTT DOCOMO, Inc.	155,200	3,814,034
Obayashi Corp.	72,500	801,407
Obic Company, Ltd.	7,200	418,293
Odakyu Electric Railway Company, Ltd. (L)	32,800	657,484
Oji Holdings Corp.	91,000	446,116
Olympus Corp.	32,600	1,190,888
Omron Corp.	21,600	902,029
Ono Pharmaceutical Company, Ltd.	46,200	960,936
Oracle Corp. Japan	4,200	247,398
Oriental Land Company, Ltd.	24,400	1,576,309
ORIX Corp.	148,700	2,346,685
Osaka Gas Company, Ltd.	209,000	825,497
Otsuka Corp.	5,700	350,681
Otsuka Holdings Company, Ltd.	43,800	1,975,687
Panasonic Corp.	247,800	3,177,633
Park24 Company, Ltd.	11,200	312,752
Pola Orbis Holdings, Inc.	10,200	285,524
Rakuten, Inc.	104,300	1,267,499
Recruit Holdings Company, Ltd.	41,200	2,183,793
Resona Holdings, Inc.	247,500	1,263,549
Ricoh Company, Ltd.	74,700	630,251
Rinnai Corp.	3,700	332,626
Rohm Company, Ltd.	10,000	801,308
Ryohin Keikaku Company, Ltd. (L)	2,700	702,909
Sankyo Company, Ltd.	4,700	157,615
Santen Pharmaceutical Company, Ltd.	41,600	572,999
SBI Holdings, Inc.	24,100	311,943
Secom Company, Ltd.	23,400	1,711,712
Sega Sammy Holdings, Inc.	20,700	262,593
Seibu Holdings, Inc.	19,000	353,140
Seiko Epson Corp.	31,300	656,035
Sekisui Chemical Company, Ltd.	45,800	804,756
Sekisui House, Ltd.	67,600	1,159,663
Seven & i Holdings Company, Ltd.	84,400	3,587,636
Seven Bank, Ltd. (L)	66,100	241,658
Sharp Corp. (I)(L)	168,000	617,082
Shimadzu Corp.	26,300	508,461
Shimamura Company, Ltd.	2,500	321,019
Shimano, Inc.	8,300	1,289,142

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shimizu Corp.	62,000	$624,518
Shin-Etsu Chemical Company, Ltd.	43,700	3,924,524
Shinsei Bank, Ltd.	201,000	324,351
Shionogi & Company, Ltd.	33,400	1,786,023
Shiseido Company, Ltd.	42,500	1,430,255
Showa Shell Sekiyu KK	20,500	188,358
SMC Corp.	6,400	2,022,656
SoftBank Group Corp.	92,500	7,510,156
Sohgo Security Services Company, Ltd. (L)	8,000	374,266
Sompo Holdings, Inc.	40,100	1,547,185
Sony Corp.	141,600	5,170,387
Sony Financial Holdings, Inc.	20,400	314,091
Stanley Electric Company, Ltd.	16,800	506,005
Start Today Company, Ltd.	20,000	499,257
Subaru Corp.	69,000	2,333,170
Sumitomo Chemical Company, Ltd.	177,000	925,166
Sumitomo Corp.	133,600	1,703,212
Sumitomo Dainippon Pharma Company, Ltd.	17,700	270,179
Sumitomo Electric Industries, Ltd.	84,600	1,340,555
Sumitomo Heavy Industries, Ltd.	63,000	410,529
Sumitomo Metal Mining Company, Ltd.	55,000	668,542
Sumitomo Mitsui Financial Group, Inc.	150,700	5,396,485
Sumitomo Mitsui Trust Holdings, Inc.	37,300	1,259,858
Sumitomo Realty & Development Company, Ltd.	40,000	1,205,332
Sumitomo Rubber Industries, Ltd.	19,000	323,906
Sundrug Company, Ltd.	8,200	319,180
Suntory Beverage & Food, Ltd.	15,400	748,002
Suruga Bank, Ltd.	19,300	417,686
Suzuken Company, Ltd.	8,700	285,948
Suzuki Motor Corp.	38,500	1,811,224
Sysmex Corp.	17,600	1,046,186
T&D Holdings, Inc.	66,200	936,296
Taiheiyo Cement Corp.	137,000	440,085
Taisei Corp.	115,000	982,400
Taisho Pharmaceutical Holdings Company, Ltd.	4,000	312,486
Taiyo Nippon Sanso Corp.	14,800	150,254
Takashimaya Company, Ltd.	33,000	306,550
Takeda Pharmaceutical Company, Ltd.	79,700	4,107,725
TDK Corp.	13,800	832,421
Teijin, Ltd.	21,200	396,149
Terumo Corp.	38,200	1,552,437
The Bank of Kyoto, Ltd.	34,000	286,744
The Chiba Bank, Ltd.	79,000	517,712
The Chugoku Bank, Ltd.	19,100	268,170
The Chugoku Electric Power Company, Inc.	30,900	351,936
The Hachijuni Bank, Ltd.	45,500	261,161
The Hiroshima Bank, Ltd.	55,000	224,134
The Shizuoka Bank, Ltd.	59,000	489,385
The Yokohama Rubber Company, Ltd.	12,300	239,941
THK Company, Ltd.	13,500	377,017

The accompanying notes are an integral part of the financial statements.

82

John Hancock Funds II

PORTFOLIO OF INVESTMENTS  — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tobu Railway Company, Ltd.	107,000	$571,058
Toho Company, Ltd.	12,700	375,542
Toho Gas Company, Ltd.	42,000	323,947
Tohoku Electric Power Company, Inc.	50,600	751,349
Tokio Marine Holdings, Inc.	77,000	3,267,105
Tokyo Electric Power Company, Inc. (I)	161,900	663,541
Tokyo Electron, Ltd.	17,600	2,519,119
Tokyo Gas Company, Ltd.	219,000	1,137,146
Tokyo Tatemono Company, Ltd.	23,000	315,462
Tokyu Corp.	118,000	867,611
Tokyu Fudosan Holdings Corp.	57,200	343,086
Toppan Printing Company, Ltd.	59,000	649,878
Toray Industries, Inc.	164,600	1,375,280
Toshiba Corp. (I)(L)	451,000	1,027,010
TOTO, Ltd.	15,900	605,473
Toyo Seikan Group Holdings, Ltd.	18,100	289,133
Toyo Suisan Kaisha, Ltd.	9,800	381,724
Toyoda Gosei Company, Ltd.	7,200	173,267
Toyota Industries Corp.	18,200	915,245
Toyota Motor Corp.	292,400	15,691,506
Toyota Tsusho Corp.	24,000	735,692
Trend Micro, Inc.	12,600	633,050
Tsuruha Holdings, Inc.	4,000	443,524
Unicharm Corp.	45,100	1,220,546
United Urban Investment Corp.	325	478,158
USS Company, Ltd.	24,400	491,159
West Japan Railway Company	18,400	1,277,483
Yahoo Japan Corp.	159,600	716,389
Yakult Honsha Company, Ltd.	9,800	692,650
Yamada Denki Company, Ltd. (L)	69,500	364,690
Yamaguchi Financial Group, Inc.	22,000	251,832
Yamaha Corp.	18,800	607,757
Yamaha Motor Company, Ltd.	31,400	788,564
Yamato Holdings Company, Ltd.	39,100	849,001
Yamazaki Baking Company, Ltd.	14,700	304,511
Yaskawa Electric Corp.	28,300	563,245
Yokogawa Electric Corp.	25,500	442,153
		354,234,446
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	6,786	643,714
Jordan - 0.0%
Hikma Pharmaceuticals PLC	10,739	233,637
Luxembourg - 0.3%
ArcelorMittal (I)	78,494	1,702,251
Eurofins Scientific SE	1,393	738,760
Millicom International Cellular SA	8,605	503,439
RTL Group SA	5,203	405,273
SES SA (L)	46,418	1,149,302
Tenaris SA (L)	51,379	778,333
		5,277,358
Macau - 0.1%
MGM China Holdings, Ltd.	124,400	275,998
Sands China, Ltd.	308,800	1,423,774

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Macau (continued)
Wynn Macau, Ltd.	202,400	$449,235
		2,149,007
Malaysia - 0.5%
AirAsia BHD	156,200	108,747
Alliance Financial Group BHD	97,100	98,200
AMMB Holdings BHD	179,100	218,071
Astro Malaysia Holdings BHD	160,600	95,305
Axiata Group BHD	269,500	319,824
Berjaya Sports Toto BHD	68,500	40,012
British American Tobacco Malaysia BHD	14,400	150,068
CIMB Group Holdings BHD	311,600	465,984
Dialog Group BHD	309,000	138,584
DiGi.Com BHD	340,400	393,628
Felda Global Ventures Holdings BHD	136,000	55,591
Gamuda BHD	166,900	208,261
Genting BHD	228,000	531,213
Genting Malaysia BHD	306,200	401,343
Genting Plantations BHD	23,000	58,806
HAP Seng Consolidated BHD	61,200	131,239
Hartalega Holdings BHD	64,300	91,103
Hong Leong Bank BHD	64,400	211,064
Hong Leong Financial Group BHD	22,200	86,819
IHH Healthcare BHD	323,200	437,072
IJM Corp. BHD	281,400	228,794
IOI Corp. BHD	225,900	240,018
IOI Properties Group BHD	199,800	98,984
Kuala Lumpur Kepong BHD	41,900	242,301
Lafarge Malaysia BHD	32,900	42,209
Malayan Banking BHD	358,400	790,050
Malaysia Airports Holdings BHD	73,800	149,986
Maxis BHD	181,800	261,165
MISC BHD	113,800	199,228
Petronas Chemicals Group BHD	243,600	417,031
Petronas Dagangan BHD	16,600	95,335
Petronas Gas BHD	68,200	295,718
PPB Group BHD	47,200	185,262
Public Bank BHD	269,400	1,261,903
RHB Bank BHD	82,100	103,384
Sapura Energy BHD	385,300	159,384
Sime Darby BHD	234,500	510,085
Telekom Malaysia BHD	106,200	160,794
Tenaga Nasional BHD	341,900	1,100,378
UMW Holdings BHD (I)	44,600	62,495
Westports Holdings BHD	93,800	88,986
YTL Corp. BHD	429,500	150,504
YTL Power International BHD	196,400	70,199
		11,155,127
Malta - 0.0%
Brait SE (I)	21,858	135,554
Mexico - 1.0%
Alfa SAB de CV, Class A	362,700	523,061
America Movil SAB de CV, Series L	4,243,800	3,407,148
Arca Continental SAB de CV	52,100	370,283
Cemex SAB de CV (I)	1,869,148	1,546,764

The accompanying notes are an integral part of the financial statements.

83

John Hancock Funds II

PORTFOLIO OF INVESTMENTS  — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Coca-Cola Femsa SAB de CV, Series L	64,300	$517,269
El Puerto de Liverpool SAB de CV, Series C1 (L)	23,000	179,327
Fibra Uno Administracion SA de CV (L)	332,300	592,744
Fomento Economico Mexicano SAB de CV	234,800	2,216,282
Fresnillo PLC	16,120	327,734
Gentera SAB de CV (I)	121,100	195,685
Gruma SAB de CV, Class B	26,680	347,158
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	46,200	464,131
Grupo Aeroportuario del Sureste SAB de CV, B Shares	26,865	530,341
Grupo Bimbo SAB de CV, Series A	211,900	491,395
Grupo Carso SAB de CV, Series A1	70,200	298,254
Grupo Financiero Banorte SAB de CV, Series O	319,000	1,832,975
Grupo Financiero Inbursa SAB de CV, Series O	296,900	493,294
Grupo Financiero Santander Mexico SAB de CV, Class B	236,600	432,697
Grupo Lala SAB de CV	77,000	130,205
Grupo Mexico SAB de CV, Series B	486,600	1,317,103
Grupo Televisa SAB	312,600	1,516,226
Industrias Penoles SAB de CV	18,015	390,676
Infraestructura Energetica Nova SAB de CV	70,900	330,507
Kimberly-Clark de Mexico SAB de CV, Class A (L)	196,800	390,518
Mexichem SAB de CV	142,135	374,661
OHL Mexico SAB de CV	98,800	111,008
Promotora y Operadora de Infraestructura SAB de CV	32,810	342,019
Wal-Mart de Mexico SAB de CV	667,800	1,528,927
		21,198,392
Netherlands - 2.7%
ABN AMRO Group NV (L)(S)	30,114	777,664
Aegon NV (L)	192,237	958,943
Akzo Nobel NV	27,051	2,260,928
Altice NV, Class A (I)	39,232	976,164
Altice NV, Class B (I)	12,217	304,580
ASML Holding NV	39,917	5,270,189
Boskalis Westminster	9,849	339,513
EXOR NV	11,749	656,246
Gemalto NV	8,507	504,606
Heineken Holding NV (L)	10,774	1,001,584
Heineken NV	24,659	2,427,451
ING Groep NV	415,202	6,968,692
Koninklijke Ahold Delhaize NV	137,021	3,024,244
Koninklijke DSM NV	19,527	1,455,072
Koninklijke KPN NV	363,867	1,239,838
Koninklijke Philips NV	101,639	3,591,566
Koninklijke Vopak NV	7,638	345,970
NN Group NV	34,814	1,253,786

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
NXP Semiconductors NV (I)	31,400	$3,450,860
QIAGEN NV (I)	30,084	1,013,457
Randstad Holding NV	12,740	738,490
Royal Dutch Shell PLC, A Shares	321,744	8,744,897
Royal Dutch Shell PLC, B Shares	276,645	7,658,160
Wolters Kluwer NV	32,244	1,415,303
		56,378,203
New Zealand - 0.1%
Auckland International Airport, Ltd.	86,201	426,697
Contact Energy, Ltd.	67,824	247,872
Fletcher Building, Ltd.	63,625	340,912
Mercury NZ, Ltd.	65,541	150,869
Meridian Energy, Ltd.	118,452	239,190
Ryman Healthcare, Ltd.	35,380	208,822
Spark New Zealand, Ltd.	171,929	458,070
		2,072,432
Norway - 0.7%
DNB ASA	177,324	3,007,172
Gjensidige Forsikring ASA	37,193	599,806
Marine Harvest ASA (I)(L)	69,375	1,212,878
Norsk Hydro ASA	243,379	1,320,576
Orkla ASA	147,320	1,474,036
Schibsted ASA, A Shares (L)	14,286	340,602
Schibsted ASA, B Shares	15,538	336,697
Statoil ASA (L)	205,030	3,575,309
Telenor ASA (L)	136,292	2,255,052
Yara International ASA (L)	32,287	1,202,848
		15,324,976
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	17,000	211,480
Credicorp, Ltd.	5,853	980,495
Southern Copper Corp.	7,100	248,216
		1,440,191
Philippines - 0.1%
Aboitiz Equity Ventures, Inc.	59,900	91,390
Aboitiz Power Corp.	39,400	31,049
Alliance Global Group, Inc.	60,100	18,685
Ayala Corp.	8,910	155,358
Ayala Land, Inc.	258,700	204,722
Bank of the Philippine Islands	24,820	52,528
BDO Unibank, Inc.	65,080	160,192
DMCI Holdings, Inc.	113,600	30,664
Energy Development Corp.	285,900	35,007
Globe Telecom, Inc.	1,025	43,447
GT Capital Holdings, Inc.	2,440	58,502
International Container Terminal Services, Inc.	16,130	32,357
JG Summit Holdings, Inc.	101,830	162,889
Jollibee Foods Corp.	13,420	55,148
Megaworld Corp.	384,000	36,221
Metro Pacific Investments Corp.	435,600	54,845
Metropolitan Bank & Trust Company	17,550	30,796
PLDT, Inc.	3,630	125,852

The accompanying notes are an integral part of the financial statements.

84

John Hancock Funds II

PORTFOLIO OF INVESTMENTS  — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Robinsons Land Corp.	48,900	$24,327
Security Bank Corp.	3,030	13,260
SM Investments Corp.	7,840	121,188
SM Prime Holdings, Inc.	285,100	192,817
Universal Robina Corp.	27,620	89,896
		1,821,140
Poland - 0.3%
Alior Bank SA (I)	10,371	190,228
Bank Handlowy w Warszawie SA	3,570	66,710
Bank Millennium SA (I)	69,081	129,297
Bank Pekao SA	18,434	683,955
Bank Zachodni WBK SA	4,061	370,479
CCC SA	3,153	178,121
Cyfrowy Polsat SA (I)	21,586	155,171
Eurocash SA	8,633	71,658
Grupa Azoty SA	5,059	86,341
Grupa Lotos SA (I)	10,342	149,794
Jastrzebska Spolka Weglowa SA (I)	6,162	110,786
KGHM Polska Miedz SA	16,583	472,173
LPP SA	149	251,163
mBank SA (I)	1,680	190,761
Orange Polska SA	72,853	89,303
PGE Polska Grupa Energetyczna SA	96,600	283,723
Polski Koncern Naftowy ORLEN SA	36,936	1,054,689
Polskie Gornictwo Naftowe i Gazownictwo SA	203,522	347,719
Powszechna Kasa Oszczednosci Bank Polski SA (I)	100,541	987,125
Powszechny Zaklad Ubezpieczen SA	67,269	801,444
Synthos SA	61,879	81,638
Tauron Polska Energia SA (I)	120,571	104,390
		6,856,668
Portugal - 0.1%
EDP - Energias de Portugal SA	251,290	924,580
Galp Energia SGPS SA	52,348	807,860
Jeronimo Martins SGPS SA	26,318	524,191
		2,256,631
Romania - 0.0%
New Europe Property Investments PLC	14,300	166,863
Singapore - 1.6%
Ascendas Real Estate Investment Trust (L)	467,700	885,077
CapitaLand Commercial Trust	401,900	481,885
CapitaLand Mall Trust	472,000	678,633
CapitaLand, Ltd.	492,500	1,266,684
City Developments, Ltd.	79,500	611,375
ComfortDelGro Corp., Ltd.	412,500	714,866
DBS Group Holdings, Ltd.	343,600	5,076,477
Genting Singapore PLC	1,182,400	1,008,231
Global Logistic Properties, Ltd.	510,400	1,069,787
Golden Agri-Resources, Ltd.	1,361,000	358,995
Hutchison Port Holdings Trust	987,200	399,867
Jardine Cycle & Carriage, Ltd.	19,100	604,514
Keppel Corp., Ltd.	280,000	1,302,107

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Oversea-Chinese Banking Corp., Ltd.	604,800	$4,582,015
SATS, Ltd.	130,200	483,577
Sembcorp Industries, Ltd.	192,000	438,295
Sembcorp Marine, Ltd.	2,800	3,411
Singapore Airlines, Ltd.	104,400	755,127
Singapore Exchange, Ltd.	153,400	805,500
Singapore Press Holdings, Ltd.	304,700	698,242
Singapore Technologies Engineering, Ltd.	300,500	807,366
Singapore Telecommunications, Ltd.	1,571,460	4,268,593
StarHub, Ltd.	110,000	214,594
Suntec Real Estate Investment Trust	461,300	611,289
United Overseas Bank, Ltd.	253,400	4,206,302
UOL Group, Ltd.	94,800	479,571
Wilmar International, Ltd.	370,000	946,188
		33,758,568
South Africa - 1.0%
Anglo American Platinum, Ltd. (I)	3,062	65,190
AngloGold Ashanti, Ltd.	24,348	278,437
Aspen Pharmacare Holdings, Ltd.	22,099	500,363
Barclays Africa Group, Ltd.	25,461	269,971
Bid Corp., Ltd.	20,334	465,898
Capitec Bank Holdings, Ltd.	2,293	136,178
Coronation Fund Managers, Ltd.	13,009	69,786
Discovery, Ltd.	23,539	229,629
Exxaro Resources, Ltd.	10,381	80,714
FirstRand, Ltd.	204,454	769,115
Fortress Income Fund, Ltd.	45,007	120,092
Fortress Income Fund, Ltd., Class A	52,884	68,506
Gold Fields, Ltd.	50,352	179,035
Growthpoint Properties, Ltd.	126,556	242,407
Hyprop Investments, Ltd.	14,694	133,184
Impala Platinum Holdings, Ltd. (I)	38,869	108,327
Imperial Holdings, Ltd.	9,835	124,848
Investec PLC	49,447	387,332
Investec, Ltd.	15,477	121,743
Liberty Holdings, Ltd.	8,909	77,869
Life Healthcare Group Holdings, Ltd.	76,166	162,966
Massmart Holdings, Ltd.	6,591	58,388
Mediclinic International PLC	27,037	281,625
MMI Holdings, Ltd.	72,865	122,109
Mondi PLC	27,430	717,063
Mondi, Ltd.	7,039	185,016
Mr. Price Group, Ltd.	15,378	176,080
MTN Group, Ltd.	102,968	922,352
Naspers, Ltd., N Shares	26,605	5,513,089
Nedbank Group, Ltd.	12,174	204,629
Netcare, Ltd.	58,651	120,306
Pick n Pay Stores, Ltd.	21,617	99,302
Pioneer Foods Group, Ltd.	7,740	83,746
PSG Group, Ltd.	5,579	101,990
Rand Merchant Investment Holdings, Ltd.	41,412	127,306
Redefine Properties, Ltd.	304,706	245,425
Remgro, Ltd.	31,914	530,178
Resilient REIT, Ltd.	17,192	157,351

The accompanying notes are an integral part of the financial statements.

85

John Hancock Funds II

PORTFOLIO OF INVESTMENTS  — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
RMB Holdings, Ltd.	41,145	$193,061
Sanlam, Ltd.	87,116	456,179
Sappi, Ltd.	32,602	240,491
Sasol, Ltd.	33,679	1,010,011
Shoprite Holdings, Ltd.	25,994	413,518
Sibanye Gold, Ltd.	100,771	124,296
Standard Bank Group, Ltd.	78,451	877,105
Steinhoff International Holdings NV	180,285	960,168
Telkom SA SOC, Ltd.	15,935	89,712
The Bidvest Group, Ltd.	19,556	255,113
The Foschini Group, Ltd.	13,099	138,510
The SPAR Group, Ltd.	11,482	149,659
Tiger Brands, Ltd.	9,835	288,045
Truworths International, Ltd.	27,942	159,587
Tsogo Sun Holdings, Ltd.	21,301	38,974
Vodacom Group, Ltd.	21,593	272,243
Woolworths Holdings, Ltd.	59,556	305,804
		20,210,021
South Korea - 4.7%
Amorepacific Corp.	4,576	1,401,723
AMOREPACIFIC Group	4,051	544,272
BGF retail Company, Ltd.	2,952	367,469
BNK Financial Group, Inc.	38,407	342,669
Celltrion, Inc. (I)	11,344	968,821
Cheil Worldwide, Inc.	9,707	166,370
CJ CheilJedang Corp.	1,166	397,204
CJ Corp.	2,151	406,171
CJ E&M Corp.	2,678	188,093
CJ Korea Express Corp. (I)	1,081	185,875
Coway Company, Ltd.	7,635	684,914
Daelim Industrial Company, Ltd.	4,181	344,873
Daewoo Engineering & Construction Company, Ltd. (I)	17,794	120,031
DGB Financial Group, Inc.	25,481	261,540
Dongbu Insurance Company, Ltd.	7,468	451,354
Dongsuh Companies, Inc.	4,856	140,584
Doosan Heavy Industries and Construction Company, Ltd.	6,800	138,416
E-MART, Inc.	2,811	610,548
GS Engineering & Construction Corp. (I)	6,978	191,140
GS Holdings Corp.	7,442	485,090
GS Retail Company, Ltd.	3,776	189,291
Hana Financial Group, Inc.	42,476	1,553,591
Hankook Tire Company, Ltd.	10,712	582,762
Hanmi Pharm Company, Ltd. (I)	773	263,625
Hanmi Science Company, Ltd. (I)	1,754	115,977
Hanon Systems	28,062	259,480
Hanssem Company, Ltd.	1,568	308,259
Hanwha Life Insurance Company, Ltd.	19,678	123,752
Hanwha Techwin Company, Ltd. (I)	3,100	138,297
Hotel Shilla Company, Ltd.	5,013	272,719
Hyosung Corp.	3,122	468,504
Hyundai Department Store Company, Ltd.	2,314	239,772

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Development Co-Engineering & Construction	8,392	$384,825
Hyundai Electric & Energy System Company, Ltd. (I)	7	1,832
Hyundai Engineering & Construction Company, Ltd.	10,591	460,081
Hyundai Glovis Company, Ltd.	2,759	393,063
Hyundai Heavy Industries Company, Ltd. (I)	4,507	694,847
Hyundai Marine & Fire Insurance Company, Ltd.	9,217	310,674
Hyundai Mobis Company, Ltd.	9,734	2,385,601
Hyundai Motor Company	21,890	3,191,022
Hyundai Robotics Company, Ltd. (I)	939	342,187
Hyundai Steel Company	11,498	607,093
Hyundai Wia Corp.	2,261	139,398
Industrial Bank of Korea	36,921	424,712
Kakao Corp.	4,462	393,048
Kangwon Land, Inc.	16,943	548,333
KB Financial Group, Inc.	56,848	2,717,328
KCC Corp.	875	318,225
KEPCO Plant Service & Engineering Company, Ltd.	3,095	146,426
Kia Motors Corp.	37,656	1,313,699
Korea Aerospace Industries, Ltd.	9,840	558,853
Korea Electric Power Corp.	36,815	1,408,318
Korea Gas Corp. (I)	4,008	181,804
Korea Investment Holdings Company, Ltd.	5,560	303,846
Korea Zinc Company, Ltd.	1,214	474,672
Korean Air Lines Company, Ltd. (I)	6,397	202,968
KT Corp.	142	4,128
KT&G Corp.	16,704	1,654,573
Kumho Petrochemical Company, Ltd.	2,613	182,187
LG Chem, Ltd.	6,596	1,778,390
LG Corp.	13,648	987,382
LG Display Company, Ltd.	33,241	966,301
LG Electronics, Inc.	15,233	1,121,783
LG Household & Health Care, Ltd.	1,342	1,176,896
LG Innotek Company, Ltd.	2,159	258,339
LG Uplus Corp.	17,071	246,988
Lotte Chemical Corp.	2,231	717,753
Lotte Chilsung Beverage Company, Ltd.	85	136,948
Lotte Confectionery Company, Ltd.	799	156,944
Lotte Shopping Company, Ltd.	1,626	415,650
Mirae Asset Daewoo Company, Ltd.	53,991	457,814
NAVER Corp.	4,001	3,021,001
NCSoft Corp.	2,520	851,379
NH Investment & Securities Company, Ltd.	20,203	255,074
OCI Company, Ltd.	2,348	186,520
Orion Corp.	532	378,915
Ottogi Corp.	169	128,504
POSCO	10,597	2,673,460
Posco Daewoo Corp.	6,540	141,047
S-1 Corp.	2,840	264,708

The accompanying notes are an integral part of the financial statements.

86

John Hancock Funds II

PORTFOLIO OF INVESTMENTS  — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
S-Oil Corp.	6,469	$598,163
Samsung Biologics Company, Ltd. (I)(S)	2,428	477,032
Samsung C&T Corp.	10,863	1,334,006
Samsung Card Company, Ltd.	4,868	182,471
Samsung Electro-Mechanics Company, Ltd.	8,040	591,606
Samsung Electronics Company, Ltd.	14,012	27,907,745
Samsung Fire & Marine Insurance Company, Ltd.	4,809	1,255,340
Samsung Heavy Industries Company, Ltd. (I)	37,430	411,064
Samsung Life Insurance Company, Ltd.	10,268	1,118,415
Samsung SDI Company, Ltd.	7,862	1,159,823
Samsung SDS Company, Ltd.	4,980	724,941
Samsung Securities Company, Ltd.	9,229	330,821
Shinhan Financial Group Company, Ltd.	61,055	2,692,500
Shinsegae, Inc.	1,122	243,947
SK Holdings Company, Ltd.	6,557	1,601,434
SK Hynix, Inc.	83,071	4,210,255
SK Innovation Company, Ltd.	9,253	1,397,368
SK Networks Company, Ltd.	17,706	116,976
SK Telecom Company, Ltd.	2,984	675,533
Woori Bank	44,309	605,107
Yuhan Corp.	1,234	275,678
		96,888,950
Spain - 2.3%
Abertis Infraestructuras SA	65,662	1,202,705
ACS Actividades de Construccion y Servicios SA	24,175	967,439
Aena SA (S)	6,881	1,390,432
Amadeus IT Group SA	44,686	2,609,481
Banco Bilbao Vizcaya Argentaria SA	683,439	5,593,616
Banco de Sabadell SA	544,902	1,124,234
Banco Popular Espanol SA (I)(L)	344,543	236,167
Banco Santander SA	1,490,231	9,702,984
Bankia SA	470,447	542,057
Bankinter SA	67,705	624,056
CaixaBank SA	368,063	1,741,520
Distribuidora Internacional de Alimentacion SA	63,345	390,199
Enagas SA	22,396	666,079
Endesa SA	32,166	803,786
Ferrovial SA	50,140	1,131,767
Gas Natural SDG SA	35,849	904,160
Grifols SA	30,389	860,390
Iberdrola SA	564,124	4,505,047
Industria de Diseno Textil SA	111,312	4,561,492
Mapfre SA	116,910	416,266
Red Electrica Corp. SA	43,618	979,378
Repsol SA	115,322	1,938,430
Telefonica SA	463,674	5,169,926
Zardoya Otis SA	18,887	185,138
		48,246,749

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden - 2.5%
Alfa Laval AB	38,330	$771,850
Assa Abloy AB, B Shares	130,440	2,929,705
Atlas Copco AB, A Shares	87,475	3,236,154
Atlas Copco AB, B Shares	51,022	1,684,028
Boliden AB	35,624	973,920
Electrolux AB, Series B	31,222	1,001,820
Getinge AB, B Shares	25,872	538,009
Hennes & Mauritz AB, B Shares (L)	123,350	3,068,163
Hexagon AB, B Shares	33,566	1,469,351
Husqvarna AB, B Shares	54,029	560,217
ICA Gruppen AB (L)	10,378	373,702
Industrivarden AB, C Shares	21,202	500,635
Investor AB, B Shares	59,512	2,749,377
Kinnevik AB, B Shares	30,295	868,420
L E Lundbergforetagen AB, B Shares	4,920	386,131
Lundin Petroleum AB (I)	23,793	462,357
Nordea Bank AB	395,529	5,068,052
Sandvik AB	139,372	2,182,125
Securitas AB, B Shares	40,631	646,994
Skandinaviska Enskilda Banken AB, A Shares	197,292	2,377,106
Skanska AB, B Shares	44,293	1,052,743
SKF AB, B Shares	51,819	1,058,991
Svenska Cellulosa AB, B Shares	79,196	2,793,550
Svenska Handelsbanken AB, A Shares	198,074	2,785,822
Swedbank AB, A Shares	117,757	2,833,890
Swedish Match AB	24,330	820,549
Tele2 AB, B Shares	46,685	479,887
Telefonaktiebolaget LM Ericsson, B Shares	398,770	2,906,628
Telia Company AB	337,245	1,542,185
Volvo AB, B Shares	202,250	3,303,443
		51,425,804
Switzerland - 6.6%
ABB, Ltd.	200,299	5,040,219
Actelion, Ltd. (I)	10,322	2,931,543
Adecco Group AG	17,311	1,292,267
Aryzta AG (I)	9,533	301,152
Baloise Holding AG	5,560	851,605
Barry Callebaut AG (I)	233	334,340
Chocoladefabriken Lindt & Spruengli AG	11	807,814
Chocoladefabriken Lindt & Spruengli AG (Swiss Stock Exchange)	107	650,752
Cie Financiere Richemont SA	55,517	4,645,454
Coca-Cola HBC AG (I)	13,573	394,386
Credit Suisse Group AG (I)	249,882	3,412,492
Dufry AG (I)	3,707	610,543
EMS-Chemie Holding AG	869	610,955
Geberit AG	3,912	1,832,591
Givaudan SA	980	2,013,120
Glencore PLC (I)	903,052	3,326,367
Julius Baer Group, Ltd. (I)	23,792	1,233,680
Kuehne & Nagel International AG	5,639	910,623
LafargeHolcim, Ltd. (I)	48,516	2,919,237
Lonza Group AG (I)	7,926	1,643,470

The accompanying notes are an integral part of the financial statements.

87

John Hancock Funds II

PORTFOLIO OF INVESTMENTS  — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Nestle SA	331,141	$28,273,346
Novartis AG	237,668	19,449,618
Pargesa Holding SA	3,631	282,381
Partners Group Holding AG	1,833	1,123,847
Roche Holding AG	74,778	20,530,227
Schindler Holding AG	2,047	425,634
Schindler Holding AG (Swiss Stock Exchange)	4,362	936,252
SGS SA	577	1,375,542
Sika AG	229	1,476,777
Sonova Holding AG	5,523	914,813
STMicroelectronics NV	81,724	1,344,223
Swiss Life Holding AG (I)	3,546	1,184,488
Swiss Prime Site AG (I)	7,389	680,707
Swiss Re AG	34,924	3,184,387
Swisscom AG	2,729	1,309,908
Syngenta AG	9,838	4,479,920
The Swatch Group AG	5,349	408,306
The Swatch Group AG (Swiss Stock Exchange) (L)	3,269	1,266,579
UBS Group AG (I)	389,652	6,210,473
Vifor Pharma AG (L)	4,054	476,910
Wolseley PLC	18,653	1,230,983
Zurich Insurance Group AG	16,174	4,759,100
		137,087,031
Taiwan - 2.3%
Acer, Inc. (I)	241,000	132,073
Advanced Semiconductor Engineering, Inc.	572,000	733,530
Advantech Company, Ltd.	27,000	218,784
Asia Cement Corp.	203,000	187,859
Asia Pacific Telecom Company, Ltd. (I)	195,000	66,766
Asustek Computer, Inc.	61,000	577,774
AU Optronics Corp.	758,000	296,876
Casetek Holdings, Ltd.	13,000	38,864
Catcher Technology Company, Ltd.	57,000	602,484
Cathay Financial Holding Company, Ltd.	720,000	1,127,610
Chailease Holding Company, Ltd.	92,000	248,262
Chang Hwa Commercial Bank, Ltd.	405,000	236,126
Cheng Shin Rubber Industry Company, Ltd.	165,000	332,953
Chicony Electronics Company, Ltd.	44,000	114,145
China Airlines, Ltd.	230,000	70,398
China Development Financial Holding Corp.	1,143,000	312,321
China Life Insurance Company, Ltd.	322,000	315,590
China Steel Corp.	1,022,000	840,519
Chunghwa Telecom Company, Ltd.	329,000	1,178,428
Compal Electronics, Inc.	366,000	244,497
CTBC Financial Holding Company, Ltd.	1,501,000	955,003
Delta Electronics, Inc.	167,000	920,885
E.Sun Financial Holding Company, Ltd.	712,000	440,089
Eclat Textile Company, Ltd.	16,000	162,811
Eva Airways Corp.	193,000	94,379
Evergreen Marine Corp Taiwan, Ltd. (I)	170,000	85,297

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Far Eastern New Century Corp.	277,000	$224,604
Far EasTone Telecommunications Company, Ltd.	134,000	340,810
Feng TAY Enterprise Company, Ltd.	27,000	104,977
First Financial Holding Company, Ltd.	810,000	518,256
Formosa Chemicals & Fibre Corp.	278,000	843,213
Formosa Petrochemical Corp.	98,000	351,572
Formosa Plastics Corp.	357,000	1,064,136
Formosa Taffeta Company, Ltd.	71,000	74,205
Foxconn Technology Company, Ltd.	81,000	229,366
Fubon Financial Holding Company, Ltd.	584,000	890,462
Giant Manufacturing Company, Ltd.	24,000	140,741
Highwealth Construction Corp.	69,000	113,832
Hiwin Technologies Corp.	18,000	120,922
Hon Hai Precision Industry Company, Ltd.	1,347,000	4,608,849
Hotai Motor Company, Ltd.	21,000	275,173
HTC Corp. (I)	56,000	135,329
Hua Nan Financial Holdings Company, Ltd.	610,000	349,856
Innolux Corp.	784,000	354,083
Inventec Corp.	220,000	163,315
Largan Precision Company, Ltd.	9,000	1,419,941
Lite-On Technology Corp.	185,000	310,661
MediaTek, Inc.	131,000	1,001,146
Mega Financial Holding Company, Ltd.	945,000	761,127
Merida Industry Company, Ltd.	17,000	91,801
Micro-Star International Company, Ltd.	57,000	132,498
Nan Ya Plastics Corp.	413,000	982,406
Nanya Technology Corp.	64,000	108,081
Nien Made Enterprise Company, Ltd.	12,000	124,566
Novatek Microelectronics Corp.	49,000	194,411
OBI Pharma, Inc. (I)	9,000	76,762
Pegatron Corp.	169,000	520,221
Phison Electronics Corp.	12,000	129,832
Pou Chen Corp.	191,000	263,426
Powertech Technology, Inc.	57,000	175,045
President Chain Store Corp.	49,000	437,988
Quanta Computer, Inc.	236,000	539,714
Realtek Semiconductor Corp.	38,000	126,978
Ruentex Development Company, Ltd. (I)	66,000	76,441
Ruentex Industries, Ltd.	57,000	85,245
Shin Kong Financial Holding Company, Ltd.	807,000	207,954
Siliconware Precision Industries Company	181,000	305,673
SinoPac Financial Holdings Company, Ltd.	851,000	263,373
Standard Foods Corp.	29,000	78,007
Synnex Technology International Corp.	118,000	135,302
TaiMed Biologics, Inc. (I)	15,000	94,731
Taishin Financial Holding Company, Ltd.	723,000	323,096
Taiwan Business Bank	307,000	85,933
Taiwan Cement Corp.	290,000	331,473
Taiwan Cooperative Financial Holding Company, Ltd.	640,000	330,871
Taiwan Fertilizer Company, Ltd.	55,000	73,305
Taiwan Mobile Company, Ltd.	137,000	510,120

The accompanying notes are an integral part of the financial statements.

88

John Hancock Funds II

PORTFOLIO OF INVESTMENTS  — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Company, Ltd.	2,125,816	$14,411,271
Teco Electric & Machinery Company, Ltd.	163,000	157,349
Transcend Information, Inc.	18,000	61,618
Uni-President Enterprises Corp.	422,000	842,617
United Microelectronics Corp.	1,031,000	426,463
Vanguard International Semiconductor Corp.	76,000	143,054
Wistron Corp.	220,000	203,208
WPG Holdings Company, Ltd.	126,000	168,348
Yuanta Financial Holdings Company, Ltd.	849,000	368,283
Yulon Motor Company, Ltd.	74,000	66,194
Zhen Ding Technology Holding, Ltd.	32,000	78,709
		48,663,266
Thailand - 0.5%
Advanced Info Service PCL, Foreign Shares	95,200	483,446
Airports of Thailand PCL, Foreign Shares	400,600	499,968
Bangkok Bank PCL, Foreign Shares	22,000	120,176
Bangkok Dusit Medical Services PCL, Foreign Shares	351,200	191,782
Bangkok Expressway & Metro PCL	626,900	133,408
Banpu PCL, Foreign Shares	183,500	95,887
BEC World PCL, Foreign Shares	105,200	68,252
Berli Jucker PCL, Foreign Shares	92,400	124,016
BTS Group Holdings PCL, Foreign Shares	495,000	124,198
Bumrungrad Hospital PCL, Foreign Shares	31,900	162,511
Central Pattana PCL, Foreign Shares	84,600	163,860
Central Pattana PCL, NVDR	38,800	75,151
Charoen Pokphand Foods PCL, Foreign Shares	250,400	183,011
CP ALL PCL, Foreign Shares	453,300	831,629
Delta Electronics Thailand PCL, Foreign Shares	178,300	471,623
Electricity Generating PCL, Foreign Shares	13,300	83,528
Energy Absolute PCL, Foreign Shares	97,100	84,801
Glow Energy PCL, Foreign Shares	44,400	104,915
Home Product Center PCL, Foreign Shares	357,200	103,849
Indorama Ventures PCL, Foreign Shares	88,000	94,958
IRPC PCL, Foreign Shares	925,200	138,539
Kasikornbank PCL	50,300	276,851
Kasikornbank PCL, Foreign Shares	106,500	584,778
KCE Electronics PCL, Foreign Shares	27,300	86,550
Krung Thai Bank PCL, Foreign Shares	314,300	176,213
Minor International PCL, Foreign Shares	203,300	223,650
PTT Exploration & Production PCL, Foreign Shares	126,300	334,107
PTT Global Chemical PCL, Foreign Shares	194,300	405,203
PTT PCL, Foreign Shares	91,300	1,054,638
Robinson PCL, Foreign Shares (L)	43,500	75,998
Thai Oil PCL, Foreign Shares	74,800	169,142
Thai Union Group PCL, Foreign Shares	177,800	109,589
The Siam Cement PCL, Foreign Shares	37,100	570,564

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
The Siam Commercial Bank PCL, Foreign Shares	163,200	$732,685
TMB Bank PCL, Foreign Shares	1,161,800	73,639
True Corp. PCL, Foreign Shares (I)	761,300	138,569
		9,351,684
Turkey - 0.2%
Akbank TAS	220,616	596,427
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,021	117,648
Arcelik AS	22,729	157,442
BIM Birlesik Magazalar AS	21,065	374,840
Coca-Cola Icecek AS	7,824	82,077
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (I)	185,393	160,389
Eregli Demir ve Celik Fabrikalari TAS	140,227	254,229
Ford Otomotiv Sanayi AS	7,222	82,782
Haci Omer Sabanci Holding AS	95,289	288,836
KOC Holding AS	64,890	295,181
Petkim Petrokimya Holding AS	70,347	110,354
TAV Havalimanlari Holding AS	14,854	72,827
Tofas Turk Otomobil Fabrikasi AS	13,137	109,171
Tupras Turkiye Petrol Rafinerileri AS	12,320	332,001
Turk Hava Yollari AO (I)	55,809	114,605
Turk Telekomunikasyon AS (I)	50,025	91,523
Turkcell Iletisim Hizmetleri AS (I)	87,701	302,460
Turkiye Garanti Bankasi AS	232,215	632,437
Turkiye Halk Bankasi AS	61,644	222,070
Turkiye Is Bankasi, Class C	158,096	314,365
Turkiye Sise ve Cam Fabrikalari AS	77,957	104,182
Turkiye Vakiflar Bankasi TAO, Class D	71,055	129,222
Ulker Biskuvi Sanayi AS	14,155	82,867
Yapi ve Kredi Bankasi AS (I)	85,038	106,109
		5,134,044
United Kingdom - 8.0%
3i Group PLC	71,488	825,257
Aberdeen Asset Management PLC	69,445	258,738
Admiral Group PLC	16,557	434,933
Anglo American PLC (I)	103,573	1,381,536
Ashtead Group PLC	36,564	737,675
Associated British Foods PLC	26,102	1,008,292
AstraZeneca PLC	93,338	6,306,598
Auto Trader Group PLC (S)	71,343	383,155
Aviva PLC	303,480	2,058,990
Babcock International Group PLC	18,443	221,918
BAE Systems PLC	234,180	2,015,708
Barclays PLC	1,251,805	3,388,316
Barratt Developments PLC	74,761	590,736
Berkeley Group Holdings PLC	9,805	411,525
BP PLC	1,395,549	8,431,277
British American Tobacco PLC	137,569	9,841,997
BT Group PLC	623,985	2,479,363
Bunzl PLC	24,499	767,932
Burberry Group PLC	32,913	770,618
Capita PLC	49,198	369,585

The accompanying notes are an integral part of the financial statements.

89

John Hancock Funds II

PORTFOLIO OF INVESTMENTS  — May 31, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Centrica PLC	403,648	$1,058,098
CNH Industrial NV	111,739	1,242,172
Cobham PLC	176,412	304,687
Coca-Cola European Partners PLC	23,001	948,177
Compass Group PLC	120,989	2,610,333
Croda International PLC	9,615	491,725
Diageo PLC	185,640	5,580,062
Direct Line Insurance Group PLC	106,656	479,557
Dixons Carphone PLC	72,164	305,869
easyJet PLC	11,725	213,689
Experian PLC	69,794	1,459,035
Fiat Chrysler Automobiles NV (I)	98,631	1,042,195
G4S PLC	115,149	482,294
GKN PLC	125,151	565,232
GlaxoSmithKline PLC	359,639	7,872,164
Hammerson PLC	57,569	435,004
Hargreaves Lansdown PLC	19,371	349,298
HSBC Holdings PLC	1,460,341	12,715,773
IMI PLC	20,111	325,268
Imperial Brands PLC	70,701	3,308,238
Inmarsat PLC	33,446	345,288
InterContinental Hotels Group PLC	13,084	738,616
International Consolidated Airlines Group SA	87,254	681,343
Intertek Group PLC	11,820	654,663
Intu Properties PLC (L)	68,597	240,677
ITV PLC	266,646	672,659
J Sainsbury PLC	121,940	441,735
Johnson Matthey PLC	14,311	575,007
Kingfisher PLC	163,537	684,021
Land Securities Group PLC	57,276	790,430
Legal & General Group PLC	446,325	1,450,189
Lloyds Banking Group PLC	4,734,739	4,309,734
London Stock Exchange Group PLC	23,137	1,020,613
Marks & Spencer Group PLC	119,629	590,636
Meggitt PLC	57,581	372,719
Merlin Entertainments PLC (S)	51,654	352,399
National Grid PLC	253,386	3,558,412
Next PLC	10,305	579,767
Old Mutual PLC	368,702	894,875
Pearson PLC	61,123	556,717
Persimmon PLC	22,974	728,002
Petrofac, Ltd.	18,806	92,336
Provident Financial PLC	10,776	423,748
Prudential PLC	191,706	4,301,170
Reckitt Benckiser Group PLC	46,420	4,761,014
RELX NV	106,115	2,201,912
RELX PLC	79,636	1,707,986
Rio Tinto PLC	91,277	3,645,019
Rio Tinto, Ltd. (L)	40,811	1,900,135
Rolls-Royce Holdings PLC (I)	135,691	1,518,605
Royal Bank of Scotland Group PLC (I)	259,837	872,082
Royal Mail PLC	65,887	374,863
RSA Insurance Group PLC	76,764	619,323
Schroders PLC	9,965	405,711

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Segro PLC	72,326	$469,171
Severn Trent PLC	16,907	545,053
Sky PLC	75,473	964,843
Smith & Nephew PLC	64,575	1,127,812
Smiths Group PLC	29,487	609,917
SSE PLC	74,414	1,445,329
St. James’s Place PLC	39,720	600,774
Standard Chartered PLC (I)	242,241	2,288,287
Standard Life PLC	147,781	730,545
Tate & Lyle PLC	34,250	325,552
Taylor Wimpey PLC	240,592	630,799
TechnipFMC PLC (I)	418	11,907
Tesco PLC (I)	603,123	1,429,736
The British Land Company PLC	71,772	586,625
The Sage Group PLC	78,786	732,033
The Weir Group PLC	16,418	384,761
Travis Perkins PLC	18,348	386,607
Unilever NV	174,307	9,929,386
Unilever PLC	94,709	5,279,879
United Utilities Group PLC	49,227	653,176
Vodafone Group PLC	1,962,383	5,860,384
Whitbread PLC	13,486	745,645
William Hill PLC	63,137	233,833
WM Morrison Supermarkets PLC	164,827	523,329
Worldpay Group PLC (S)	129,843	519,934
WPP PLC	94,435	2,125,018
		166,675,760
United States - 0.3%
Carnival PLC	13,892	891,636
Shire PLC	66,654	3,838,742
Valeant Pharmaceuticals International, Inc. (I)	23,641	287,014
Yum China Holdings, Inc. (I)	24,252	931,519
		5,948,911
TOTAL COMMON STOCKS (Cost $1,717,055,808)		$1,926,619,089

PREFERRED SECURITIES - 1.5%
Brazil - 0.7%
Banco Bradesco SA	347,030	2,951,302
Braskem SA, A Shares	18,000	184,286
Centrais Eletricas Brasileiras SA, B Shares	26,200	139,746
Cia Brasileira de Distribuicao (I)	17,900	381,570
Cia Energetica de Minas Gerais	87,200	205,877
Cia Paranaense de Energia, B Shares	12,800	110,162
Gerdau SA	104,300	307,490
Itau Unibanco Holding SA	366,800	4,029,648
Itausa - Investimentos Itau SA	448,000	1,239,080
Lojas Americanas SA	83,600	377,188
Petroleo Brasileiro SA (I)	445,800	1,785,432
Suzano Papel e Celulose SA, A Shares	45,300	214,884
Telefonica Brasil SA	50,800	734,696
Vale SA	218,600	1,742,207
		14,403,568

The accompanying notes are an integral part of the financial statements.

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International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Chile - 0.0%
Embotelladora Andina SA, B Shares	11,876	$48,829
Sociedad Quimica y Minera de Chile SA, B Shares	4,905	176,683
		225,512
Colombia - 0.0%
Bancolombia SA	57,919	640,676
Grupo Aval Acciones y Valores SA	440,817	183,649
Grupo de Inversiones Suramericana SA	14,612	189,489
		1,013,814
Germany - 0.5%
Bayerische Motoren Werke AG	7,561	622,634
FUCHS PETROLUB SE	9,553	533,972
Henkel AG & Company KGaA	24,508	3,442,141
Porsche Automobil Holding SE	21,020	1,205,642
Schaeffler AG	22,489	372,551
Volkswagen AG	25,539	3,848,402
		10,025,342
South Korea - 0.3%
Amorepacific Corp.	1,356	258,108
Hyundai Motor Company	5,439	551,954
Hyundai Motor Company	3,394	321,614
LG Chem, Ltd.	1,077	195,919
LG Household & Health Care, Ltd.	296	162,698
Samsung Electronics Company, Ltd.	2,483	3,868,368
		5,358,661
TOTAL PREFERRED SECURITIES (Cost $28,679,568)		$31,026,897

EXCHANGE-TRADED FUNDS - 2.0%
iShares MSCI India ETF	978,120	31,837,806
VanEck Vectors Russia ETF	483,260	9,549,218
TOTAL EXCHANGE-TRADED FUNDS (Cost $37,659,118)		$41,387,024

RIGHTS - 0.0%
Rolls-Royce Holdings PLC (Expiration Date: 07/05/2017; Strike Price: GBP 0.07) (I)	9,690,506	12,486
Sibanye Gold, Ltd. (Expiration Date: 06/12/2017; Strike Price: ZAR 11.28) (I)	62,731	21,524
TOTAL RIGHTS (Cost $51,270)		$34,010

SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral Trust, 1.0209% (W)(Y)	7,570,765	75,756,860
TOTAL SECURITIES LENDING COLLATERAL (Cost $75,756,924)		$75,756,860

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.2%
U.S. Government Agency - 0.2%
Federal Home Loan Bank Discount Note 0.800%, 06/28/2017*	$3,500,000	$3,497,925
TOTAL SHORT-TERM INVESTMENTS (Cost $3,497,900)		$3,497,925

Total Investments (International Strategic Equity Allocation Fund) (Cost $1,862,700,588) - 99.9%		$2,078,321,805
Other assets and liabilities, net - 0.1%		3,053,460
TOTAL NET ASSETS - 100.0%		$2,081,375,265

Currency Abbreviations

GBP	Pound Sterling
ZAR	South African Rand

Security Abbreviations and Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $71,063,915.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Canadian Dollar Futures	51	Long	Jun 2017	$3,768,778	$3,777,315	$8,537
Mini MSCI EAFE Index Futures	677	Long	Jun 2017	60,895,665	63,837,715	2,942,050
Mini MSCI Emerging Markets Index Futures	333	Long	Jun 2017	16,024,487	16,713,270	688,783
S&P/TSX 60 Index Futures	30	Long	Jun 2017	4,036,849	4,020,135	(16,714)
						$3,622,656

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

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International Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 97.8%
Canada - 8.7%
Alamos Gold, Inc., Class A (L)	1,987,760	$13,357,748
Barrick Gold Corp.	1,166,710	19,297,383
Cenovus Energy, Inc.	1,215,600	10,843,528
Eldorado Gold Corp.	3,682,500	11,149,591
Ensign Energy Services, Inc.	1,115,400	5,713,860
Husky Energy, Inc. (I)	679,000	7,816,153
Precision Drilling Corp. (I)	3,306,400	11,993,456
Suncor Energy, Inc.	422,500	13,223,748
Wheaton Precious Metals Corp.	1,953,600	39,915,135
		133,310,602
China - 7.1%
Baidu, Inc., ADR (I)	170,840	31,793,324
China Life Insurance Company, Ltd., H Shares	4,145,000	13,576,206
China Telecom Corp., Ltd., H Shares	39,557,589	19,614,855
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	6,134,000	17,735,625
Sinopec Engineering Group Company, Ltd., H Shares	13,332,500	12,244,470
Sinopharm Group Company, Ltd., H Shares	3,188,800	14,557,101
		109,521,581
France - 6.9%
AXA SA	655,527	17,504,088
BNP Paribas SA (L)	399,160	28,181,012
Cie Generale des Etablissements Michelin (L)	112,260	14,186,843
Sanofi	304,346	30,146,766
TOTAL SA (L)	298,882	15,789,427
		105,808,136
Germany - 7.2%
Bayer AG	185,940	24,706,477
Gerresheimer AG	172,650	14,800,090
Innogy SE (S)	396,670	16,292,377
Merck KGaA	137,198	16,577,411
MorphoSys AG (I)	198,850	14,581,688
Siemens AG	84,689	12,112,169
Telefonica Deutschland Holding AG	2,213,560	11,021,789
		110,092,001
Hong Kong - 5.1%
China Mobile, Ltd.	1,266,500	14,036,501
CK Hutchison Holdings, Ltd.	1,815,000	23,637,982
GCL-Poly Energy Holdings, Ltd. (I)(L)	148,201,000	15,781,704
Haier Electronics Group Company, Ltd.	4,864,000	12,363,040
Kunlun Energy Company, Ltd.	6,860,000	6,150,073
Value Partners Group, Ltd.	6,292,400	5,920,443
		77,889,743
India - 1.0%
Hero MotoCorp, Ltd.	165,335	9,640,541
Jain Irrigation Systems, Ltd.	3,198,361	5,023,572
		14,664,113
Israel - 1.9%
Teva Pharmaceutical Industries, Ltd., ADR	1,073,575	29,909,800

International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy - 1.5%
Eni SpA	1,452,302	$23,084,547
Japan - 8.9%
Astellas Pharma, Inc.	1,323,000	16,722,198
Kirin Holdings Company, Ltd.	646,700	13,638,707
Nissan Motor Company, Ltd.	2,509,200	24,053,356
SoftBank Group Corp.	560,600	45,515,604
Sumitomo Metal Mining Company, Ltd.	639,000	7,767,242
Sumitomo Rubber Industries, Ltd.	726,000	12,376,621
Suntory Beverage & Food, Ltd.	328,000	15,931,469
		136,005,197
Luxembourg - 1.1%
SES SA	447,592	11,082,308
Tenaris SA	423,608	6,417,177
		17,499,485
Netherlands - 8.4%
Aegon NV (L)	4,385,640	21,877,054
Flow Traders (S)	218,574	6,427,269
ING Groep NV	967,448	16,237,511
QIAGEN NV (I)	675,310	22,749,551
Royal Dutch Shell PLC, B Shares	1,303,553	36,085,299
SBM Offshore NV	1,650,220	25,440,530
		128,817,214
Norway - 1.5%
Telenor ASA	791,603	13,097,655
Yara International ASA	277,000	10,319,599
		23,417,254
Singapore - 2.3%
Singapore Telecommunications, Ltd.	6,685,800	18,160,794
Singapore Telecommunications, Ltd., ADR	8,000	217,200
United Overseas Bank, Ltd.	1,020,700	16,943,063
		35,321,057
South Korea - 11.6%
Dongbu Insurance Company, Ltd.	17,900	1,081,848
Hana Financial Group, Inc.	739,287	27,039,967
Hyundai Mobis Company, Ltd.	92,022	22,552,680
Hyundai Motor Company	92,206	13,441,361
KB Financial Group, Inc., ADR	584,983	27,763,293
Korea Investment Holdings Company, Ltd.	276,241	15,096,184
Posco Daewoo Corp.	668,854	14,425,022
Samsung Electronics Company, Ltd., GDR	56,800	56,572,549
		177,972,904
Sweden - 0.6%
Getinge AB, B Shares	448,971	9,336,373
Switzerland - 6.2%
ABB, Ltd.	622,850	15,673,070
Basilea Pharmaceutica AG (I)	15,628	1,235,126
Credit Suisse Group AG (I)	1,186,961	16,209,628
GAM Holding AG (I)	704,110	9,702,550
Roche Holding AG	134,760	36,998,226
UBS Group AG (I)	933,900	14,884,975
		94,703,575

The accompanying notes are an integral part of the financial statements.

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International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan - 2.7%
Catcher Technology Company, Ltd.	1,752,000	$18,518,440
Quanta Computer, Inc.	4,817,000	11,016,112
Taiwan Semiconductor Manufacturing Company, Ltd.	1,833,000	12,426,221
		41,960,773
Thailand - 1.4%
Bangkok Bank PCL, Foreign Shares	258,400	1,411,523
Bangkok Bank PCL, NVDR	2,446,200	12,923,057
PTT Exploration & Production PCL, Foreign Shares	2,911,100	7,700,857
		22,035,437
United Kingdom - 13.2%
Aviva PLC	2,520,840	17,102,884
BAE Systems PLC	1,836,180	15,804,950
Barclays PLC	5,346,630	14,471,961
BP PLC	6,856,252	41,422,381
Cobham PLC	4,860,740	8,395,143
HSBC Holdings PLC	3,340,680	29,088,636
Johnson Matthey PLC	315,382	12,671,850
Kingfisher PLC	2,573,430	10,763,806
Petrofac, Ltd.	446,120	2,190,424
Rolls-Royce Holdings PLC (I)	579,000	6,479,961
SIG PLC	5,978,962	11,863,599
Standard Chartered PLC (I)	3,485,447	32,924,665
		203,180,260
United States - 0.5%
Tahoe Resources, Inc.	959,100	8,491,569
TOTAL COMMON STOCKS (Cost $1,343,895,064)		$1,503,021,621

RIGHTS - 0.0%
Rolls-Royce Holdings PLC (Expiration Date: 07/05/2017; Strike Price: GBP 0.07) (I)	41,109,000	52,967
TOTAL RIGHTS (Cost $53,064)		$52,967

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral Trust, 1.0209% (W)(Y)	5,626,706	56,303,629
TOTAL SECURITIES LENDING COLLATERAL (Cost $56,302,349)		$56,303,629

SHORT-TERM INVESTMENTS - 1.6%
U.S. Government Agency - 1.6%
Federal Home Loan Bank Discount Note 0.700%, 06/01/2017 *	$23,900,000	23,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,900,000)		$23,900,000
Total Investments (International Value Fund) (Cost $1,424,150,477) - 103.1%		$1,583,278,217
Other assets and liabilities, net - (3.1%)		(46,980,671)
TOTAL NET ASSETS - 100.0%		$1,536,297,546

Security Abbreviations and Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $53,207,207.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

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Investment Quality Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.8%
U.S. Government - 19.5%
Treasury Inflation Protected Securities
0.125%, 07/15/2024	$2,062,721	$2,051,681
0.250%, 01/15/2025 (D)	2,019,487	2,008,759
U.S. Treasury Bonds
3.000%, 11/15/2045	435,000	445,688
4.500%, 08/15/2039	225,000	291,454
4.625%, 02/15/2040	380,000	500,962
7.250%, 08/15/2022	1,365,000	1,732,216
U.S. Treasury Notes
2.000%, 11/15/2026 (D)	6,572,000	6,455,965
3.125%, 05/15/2021	1,735,000	1,833,543
		15,320,268
U.S. Government Agency - 47.3%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	4,000,000	4,046,899
3.500%, TBA (C)	4,500,000	4,642,340
4.000%, TBA (C)	900,000	948,199
4.500%, TBA (C)	2,025,000	2,176,212
5.000%, 03/01/2019 to 12/01/2019	33,657	34,652
6.500%, 04/01/2029 to 08/01/2034	2,689	3,122
7.500%, 08/01/2025 to 05/01/2028	1,240	1,408
Federal National Mortgage Association
2.500%, TBA (C)	2,300,000	2,321,922
2.500%, 01/01/2030 to 02/01/2043	745,454	734,250
2.970%, 06/01/2030	605,000	600,711
3.000%, TBA (C)	1,300,000	1,324,532
3.500%, TBA (C)	1,100,000	1,134,695
4.000%, TBA (C)	1,100,000	1,161,445
5.000%, 03/01/2019 to 06/01/2019	52,403	53,713
5.500%, 08/01/2035 to 11/01/2035	56,996	63,731
6.500%, 09/01/2031	3	4
Government National Mortgage Association
3.000%, TBA (C)	14,800,000	15,012,296
3.500%, TBA (C)	2,100,000	2,188,265
4.000%, 09/15/2040 to 02/15/2042	246,994	263,752
4.500%, TBA (C)	400,000	427,719
6.000%, 08/15/2032 to 04/15/2035	11,913	13,846
6.500%, 06/15/2028 to 08/15/2034	6,675	7,592
7.000%, 11/15/2031 to 11/15/2033	31,440	36,478

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
8.000%, 07/15/2030		$407	$490
			37,198,273
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,139,404)			$52,518,541

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Brazil - 0.1%
Federative Republic of Brazil 10.000%, 01/01/2023	BRL	228,000	71,746
Kuwait - 0.4%
State of Kuwait 2.750%, 03/20/2022(S)		$335,000	338,350
Mexico - 0.5%
Government of Mexico
5.000%, 12/11/2019	MXN	5,706,800	290,056
5.750%, 10/12/2110		$92,000	93,702
			383,758
Oman - 0.4%
Sultanate of Oman 5.375%, 03/08/2027(S)		265,000	276,660
Venezuela - 0.0%
Republic of Venezuela 7.750%, 10/13/2019		16,000	8,901
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,050,471)			$1,079,415

CORPORATE BONDS - 32.9%
Consumer discretionary - 3.7%
21st Century Fox America, Inc.
6.150%, 02/15/2041		95,000	117,511
6.200%, 12/15/2034		35,000	42,887
CCO Holdings LLC
5.500%, 05/01/2026 (S)		25,000	26,426
5.750%, 09/01/2023		35,000	36,794
5.750%, 02/15/2026 (S)		40,000	42,850
Charter Communications Operating LLC
3.579%, 07/23/2020		40,000	41,574
4.464%, 07/23/2022		90,000	96,551
4.908%, 07/23/2025		40,000	43,292
6.484%, 10/23/2045		105,000	125,464
Comcast Corp.
3.400%, 07/15/2046		110,000	98,868
4.250%, 01/15/2033		35,000	37,096
Cox Communications, Inc.
3.350%, 09/15/2026 (S)		40,000	39,534
6.450%, 12/01/2036 (S)		50,000	53,705
Discovery Communications LLC
3.450%, 03/15/2025		36,000	34,789
3.800%, 03/13/2024		35,000	35,033

The accompanying notes are an integral part of the financial statements.

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Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
4.900%, 03/11/2026	$14,000	$14,740
DISH DBS Corp.
5.875%, 07/15/2022	50,000	53,375
6.750%, 06/01/2021	40,000	44,250
Ford Motor Company
4.346%, 12/08/2026	40,000	40,821
5.291%, 12/08/2046	70,000	70,007
General Motors Company
6.250%, 10/02/2043	45,000	49,205
6.600%, 04/01/2036	20,000	23,092
6.750%, 04/01/2046	35,000	40,568
General Motors Financial Company, Inc.
3.500%, 07/10/2019	205,000	209,819
3.700%, 05/09/2023	50,000	50,352
Grupo Televisa SAB 6.125%, 01/31/2046	390,000	430,529
Liberty Interactive LLC 8.250%, 02/01/2030	85,000	91,056
Lowe’s Companies, Inc.
2.500%, 04/15/2026	100,000	96,066
3.700%, 04/15/2046	80,000	76,433
Meritage Homes Corp.
5.125%, 06/06/2027 (S)	5,000	5,000
6.000%, 06/01/2025	25,000	26,500
NBCUniversal Media LLC 4.450%, 01/15/2043	5,000	5,243
Sky PLC 3.125%, 11/26/2022(S)	105,000	107,180
TEGNA, Inc.
5.125%, 10/15/2019	25,000	25,594
6.375%, 10/15/2023	60,000	63,525
The Home Depot, Inc. 3.500%, 09/15/2056	60,000	53,977
Time Warner Cable LLC
4.500%, 09/15/2042	100,000	95,584
6.550%, 05/01/2037	65,000	77,925
8.750%, 02/14/2019	75,000	83,216
Time Warner, Inc.
2.950%, 07/15/2026	25,000	23,555
6.100%, 07/15/2040	55,000	62,892
Toll Brothers Finance Corp. 4.875%, 11/15/2025	5,000	5,200
Viacom, Inc. 4.375%, 03/15/2043	29,000	25,506
Videotron, Ltd. 5.375%, 06/15/2024(S)	35,000	37,315
WMG Acquisition Corp. 4.875%, 11/01/2024(S)	70,000	70,700
		2,931,599
Consumer staples - 2.3%
Altria Group, Inc.
2.850%, 08/09/2022	20,000	20,360
3.875%, 09/16/2046	35,000	33,419
Anheuser-Busch InBev Finance, Inc.

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
2.150%, 02/01/2019	$110,000	$110,698
3.300%, 02/01/2023	285,000	293,965
4.700%, 02/01/2036	150,000	163,363
4.900%, 02/01/2046	190,000	210,636
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/2042	70,000	66,034
BAT International Finance PLC 2.750%, 06/15/2020(S)	65,000	65,894
Constellation Brands, Inc.
2.700%, 05/09/2022	10,000	9,995
3.500%, 05/09/2027	20,000	20,108
4.500%, 05/09/2047	10,000	10,100
CVS Health Corp.
2.800%, 07/20/2020	95,000	96,893
3.875%, 07/20/2025	61,000	63,901
5.125%, 07/20/2045	95,000	107,577
Imperial Brands Finance PLC 2.050%, 07/20/2018(S)	225,000	225,081
Kraft Heinz Foods Company
2.000%, 07/02/2018	40,000	40,115
2.800%, 07/02/2020	30,000	30,508
4.375%, 06/01/2046	35,000	33,449
Reynolds American, Inc. 3.250%, 06/12/2020	81,000	83,845
Sysco Corp. 2.500%, 07/15/2021	65,000	65,294
The Kroger Company
1.500%, 09/30/2019	26,000	25,689
2.650%, 10/15/2026	15,000	14,129
Walgreens Boots Alliance, Inc. 2.600%, 06/01/2021	30,000	30,240
		1,821,293
Energy - 4.1%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	55,000	54,285
4.500%, 07/15/2044	115,000	109,403
Apache Corp. 4.250%, 01/15/2044	15,000	14,287
BP Capital Markets PLC
2.112%, 09/16/2021	65,000	64,590
2.750%, 05/10/2023	75,000	75,400
Canadian Natural Resources, Ltd.
3.850%, 06/01/2027	35,000	35,005
6.250%, 03/15/2038	80,000	93,377
Cenovus Energy, Inc.
4.250%, 04/15/2027 (S)	10,000	9,953
6.750%, 11/15/2039	15,000	16,744
ConocoPhillips Company 4.950%, 03/15/2026	80,000	89,685
Continental Resources, Inc.
3.800%, 06/01/2024	5,000	4,672
4.500%, 04/15/2023	45,000	44,100
DCP Midstream Operating LP

The accompanying notes are an integral part of the financial statements.

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Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
3.875%, 03/15/2023	$10,000	$9,770
5.600%, 04/01/2044	30,000	28,500
Devon Energy Corp. 5.000%, 06/15/2045	10,000	10,274
Devon Financing Company LLC 7.875%, 09/30/2031	65,000	86,300
Encana Corp. 3.900%, 11/15/2021	40,000	41,520
Energy Transfer Equity LP 7.500%, 10/15/2020	85,000	94,988
Energy Transfer LP 3.600%, 02/01/2023	135,000	137,276
Enterprise Products Operating LLC 3.950%, 02/15/2027	35,000	36,600
EOG Resources, Inc. 4.150%, 01/15/2026	35,000	37,267
Fortive Corp. 2.350%, 06/15/2021(S)	45,000	44,786
Hess Corp.
4.300%, 04/01/2027	55,000	55,180
5.600%, 02/15/2041	30,000	30,819
5.800%, 04/01/2047	70,000	74,828
Kerr-McGee Corp. 6.950%, 07/01/2024	110,000	130,900
Kinder Morgan Energy Partners LP 6.500%, 04/01/2020	25,000	27,642
Kinder Morgan, Inc. 5.050%, 02/15/2046	90,000	90,647
Magellan Midstream Partners LP 5.000%, 03/01/2026	25,000	27,912
Marathon Oil Corp.
2.700%, 06/01/2020	25,000	24,988
2.800%, 11/01/2022	65,000	63,428
MPLX LP
4.125%, 03/01/2027	40,000	40,614
5.200%, 03/01/2047	10,000	10,349
Petrobras Global Finance BV 6.125%, 01/17/2022	75,000	77,756
Petroleos Mexicanos
4.625%, 09/21/2023	40,000	40,776
5.500%, 02/04/2019 to 06/27/2044	123,000	119,358
6.500%, 03/13/2027 (S)	25,000	27,258
Phillips 66 Partners LP 3.550%, 10/01/2026	15,000	14,663
Pioneer Natural Resources Company 4.450%, 01/15/2026	80,000	85,841
Plains All American Pipeline LP
3.650%, 06/01/2022	145,000	148,591
4.500%, 12/15/2026	40,000	41,198
QEP Resources, Inc. 5.375%, 10/01/2022	55,000	53,763
Sabine Pass Liquefaction LLC 4.200%, 03/15/2028(S)	25,000	25,313

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Shell International Finance BV 4.375%, 05/11/2045		$75,000	$78,329
SM Energy Company 6.125%, 11/15/2022(L)		25,000	24,625
Statoil ASA 3.950%, 05/15/2043		65,000	64,489
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026		20,000	20,016
4.250%, 04/01/2024		25,000	25,812
Tesoro Logistics LP 6.250%, 10/15/2022		30,000	32,081
Texas Eastern Transmission LP 2.800%, 10/15/2022(S)		65,000	64,343
The Williams Companies, Inc. 3.700%, 01/15/2023		50,000	49,250
Valero Energy Corp. 3.400%, 09/15/2026		120,000	117,964
Williams Partners LP
3.600%, 03/15/2022		125,000	128,658
4.000%, 11/15/2021		40,000	41,935
4.300%, 03/04/2024		45,000	47,352
WPX Energy, Inc. 5.250%, 09/15/2024		55,000	53,350
YPF SA 16.500%, 05/09/2022(S)	ARS	1,966,984	122,105
			3,220,915
Financials - 10.9%
American Express Credit Corp. 2.200%, 03/03/2020		$160,000	161,118
American International Group, Inc. 4.700%, 07/10/2035		40,000	42,336
Banco Bilbao Vizcaya Argentaria SA (8.875% to 04/14/2021, then 5 Year Euro Swap Rate + 9.177%) 04/14/2021(Q)	EUR	200,000	252,758
Bank of America Corp.
4.183%, 11/25/2027		$265,000	270,318
5.625%, 07/01/2020		115,000	126,040
6.400%, 08/28/2017		50,000	50,579
7.750%, 05/14/2038		115,000	162,742
Bank of America Corp. (3.124% to 01/20/2022, then 3 month LIBOR + 1.160%) 01/20/2023		315,000	319,188
Bank of America Corp. (3.705% to 04/24/2017, then 3 month LIBOR + 1.512%) 04/24/2028		220,000	221,803
Bank of America Corp. (4.443% to 01/20/2047, then 3 month LIBOR + 1.990%) 01/20/2048		20,000	20,713
Barclays Bank PLC 6.050%, 12/04/2017(S)		255,000	260,219

The accompanying notes are an integral part of the financial statements.

97

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Burlington Northern Santa Fe LLC
3.250%, 06/15/2027	$10,000	$10,290
4.125%, 06/15/2047	70,000	72,597
Capital One NA 2.350%, 08/17/2018	385,000	387,145
CBOE Holdings, Inc. 3.650%, 01/12/2027	70,000	71,255
Citigroup, Inc.
2.279%, 05/17/2024 (P)	170,000	169,509
3.200%, 10/21/2026	55,000	53,454
4.450%, 09/29/2027	415,000	432,713
4.650%, 07/30/2045	29,000	30,891
CNO Financial Group, Inc. 5.250%, 05/30/2025	65,000	68,169
Credit Agricole SA (8.125% to 12/23/2025, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025(Q)(S)	200,000	231,220
Credit Suisse Group AG (6.250% to 12/18/2024, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024(Q)(S)	300,000	316,750
Genworth Holdings, Inc. 4.900%, 08/15/2023	65,000	53,138
HSBC Holdings PLC 3.400%, 03/08/2021	590,000	608,591
Intercontinental Exchange, Inc. 2.750%, 12/01/2020	55,000	56,020
JPMorgan Chase & Co.
2.400%, 06/07/2021	210,000	210,299
2.700%, 05/18/2023	110,000	108,999
2.750%, 06/23/2020	205,000	208,564
4.250%, 10/01/2027	90,000	94,316
JPMorgan Chase & Co. (3.220% to 03/01/2024, then 3 month LIBOR + 1.155%) 03/01/2025	125,000	125,209
Marsh & McLennan Companies, Inc. 3.500%, 03/10/2025	50,000	51,475
Massachusetts Mutual Life Insurance Company 8.875%, 06/01/2039(S)	34,000	55,221
Morgan Stanley
2.450%, 02/01/2019	105,000	105,785
2.500%, 04/21/2021	265,000	265,289
3.625%, 01/20/2027	140,000	141,154
3.950%, 04/23/2027	85,000	86,172
6.625%, 04/01/2018	195,000	202,684
Nasdaq, Inc. 3.850%, 06/30/2026	15,000	15,316
Navient Corp.
5.875%, 03/25/2021	15,000	15,581
6.625%, 07/26/2021	35,000	37,198
7.250%, 01/25/2022	65,000	69,794

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Santander Holdings USA, Inc. 3.700%, 03/28/2022(S)	$100,000	$100,949
Societe Generale SA (7.375% to 09/13/2021, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021(Q)(S)	300,000	322,510
The Goldman Sachs Group, Inc.
2.350%, 11/15/2021	380,000	376,707
2.375%, 01/22/2018	80,000	80,364
6.250%, 02/01/2041	45,000	58,090
6.750%, 10/01/2037	210,000	268,175
The Goldman Sachs Group, Inc. (3.691% to 06/05/2027, then 3 month LIBOR + 1.510%) 06/05/2028	20,000	20,000
UBS Group Funding Switzerland AG 2.650%, 02/01/2022(S)	310,000	307,651
Wells Fargo & Company
3.000%, 04/22/2026	110,000	107,471
3.069%, 01/24/2023	265,000	269,109
4.900%, 11/17/2045	255,000	273,607
Wells Fargo & Company (3.584% to 05/22/2027, then 3 month LIBOR + 1.310%) 05/22/2028	145,000	146,665
Willis North America, Inc. 3.600%, 05/15/2024	30,000	30,420
		8,604,330
Health care - 2.7%
Aetna, Inc. 2.800%, 06/15/2023	25,000	25,019
Allergan Funding SCS
2.350%, 03/12/2018	105,000	105,459
3.000%, 03/12/2020	260,000	265,664
Amgen, Inc. 2.200%, 05/11/2020	90,000	90,337
Anthem, Inc.
3.500%, 08/15/2024	140,000	143,233
4.625%, 05/15/2042	25,000	26,285
Baxalta, Inc. 3.600%, 06/23/2022	10,000	10,374
Becton, Dickinson and Company 3.363%, 06/06/2024	140,000	140,420
Cardinal Health, Inc. 1.950%, 06/15/2018	40,000	40,101
Celgene Corp. 4.625%, 05/15/2044	30,000	30,672
Community Health Systems, Inc.
5.125%, 08/01/2021 (L)	45,000	45,675
6.250%, 03/31/2023	35,000	36,164
EMD Finance LLC 2.950%, 03/19/2022(S)	85,000	86,778
Gilead Sciences, Inc.

The accompanying notes are an integral part of the financial statements.

98

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
2.500%, 09/01/2023	$20,000	$19,687
3.250%, 09/01/2022	25,000	25,915
LifePoint Health, Inc. 5.875%, 12/01/2023	90,000	93,150
Medtronic, Inc.
4.375%, 03/15/2035	58,000	62,565
4.625%, 03/15/2045	20,000	22,213
Mylan NV
3.000%, 12/15/2018	40,000	40,560
3.150%, 06/15/2021	80,000	81,506
Quintiles IMS, Inc. 4.875%, 05/15/2023(S)	55,000	56,513
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021	75,000	74,502
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019	130,000	128,933
2.200%, 07/21/2021	100,000	98,037
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	15,000	14,653
3.000%, 04/15/2023	65,000	65,872
UnitedHealth Group, Inc.
1.700%, 02/15/2019	65,000	65,038
3.350%, 07/15/2022	65,000	68,314
3.750%, 07/15/2025	75,000	79,316
4.250%, 04/15/2047	40,000	42,370
Valeant Pharmaceuticals International, Inc. 6.500%, 03/15/2022(S)	50,000	52,490
		2,137,815
Industrials - 1.5%
Canadian Pacific Railway Company 9.450%, 08/01/2021	30,000	37,626
CSX Corp. 3.250%, 06/01/2027	135,000	136,570
Delta Air Lines, Inc. 3.625%, 03/15/2022	130,000	134,042
Embraer Netherlands Finance BV 5.400%, 02/01/2027	60,000	62,153
ERAC USA Finance LLC 2.600%, 12/01/2021(S)	80,000	80,149
FedEx Corp. 4.550%, 04/01/2046	95,000	97,335
L3 Technologies, Inc. 3.850%, 12/15/2026	10,000	10,300
Lockheed Martin Corp.
2.500%, 11/23/2020	35,000	35,565
4.700%, 05/15/2046	55,000	61,373
Norfolk Southern Corp. 2.900%, 06/15/2026	55,000	54,190
Oshkosh Corp. 5.375%, 03/01/2025	25,000	26,125

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Penske Truck Leasing Company LP 4.250%, 01/17/2023(S)	$85,000	$90,295
Ryder System, Inc. 2.550%, 06/01/2019	40,000	40,457
Sensata Technologies BV 5.000%, 10/01/2025(S)	55,000	57,097
United Rentals North America, Inc. 5.500%, 07/15/2025	65,000	68,510
United Technologies Corp. 1.900%, 05/04/2020	200,000	200,470
		1,192,257
Information technology - 1.4%
Apple, Inc.
3.350%, 02/09/2027	40,000	41,040
3.450%, 02/09/2045	95,000	88,168
Applied Materials, Inc.
3.300%, 04/01/2027	15,000	15,308
4.350%, 04/01/2047	10,000	10,505
Cardtronics, Inc. 5.125%, 08/01/2022	25,000	25,375
Dell International LLC
3.480%, 06/01/2019 (S)	40,000	40,946
4.420%, 06/15/2021 (S)	30,000	31,615
8.350%, 07/15/2046 (S)	20,000	25,813
First Data Corp. 5.000%, 01/15/2024(S)	105,000	108,806
Hewlett Packard Enterprise Company 3.600%, 10/15/2020	230,000	239,156
Intel Corp. 4.100%, 05/19/2046	35,000	35,810
Lam Research Corp. 2.800%, 06/15/2021	60,000	60,762
Microsoft Corp.
1.550%, 08/08/2021	100,000	98,473
3.300%, 02/06/2027	65,000	67,164
3.700%, 08/08/2046	60,000	58,577
3.950%, 08/08/2056	60,000	58,583
Nokia OYJ 6.625%, 05/15/2039	40,000	45,175
QUALCOMM, Inc. 2.100%, 05/20/2020	85,000	85,312
		1,136,588
Materials - 0.8%
ArcelorMittal 6.125%, 06/01/2025	85,000	95,795
Eagle Materials, Inc. 4.500%, 08/01/2026	50,000	50,369
Kaiser Aluminum Corp. 5.875%, 05/15/2024	50,000	52,750
Methanex Corp.
4.250%, 12/01/2024	35,000	34,891
5.650%, 12/01/2044	30,000	28,861

The accompanying notes are an integral part of the financial statements.

99

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023(S)	$80,000	$83,000
Rio Tinto Finance USA, Ltd. 3.750%, 06/15/2025	20,000	21,038
Standard Industries, Inc. 5.375%, 11/15/2024(S)	90,000	94,613
Teck Resources, Ltd. 8.500%, 06/01/2024(S)	60,000	69,525
The Sherwin-Williams Company 3.125%, 06/01/2024	30,000	30,226
Vale Overseas, Ltd.
6.250%, 08/10/2026	30,000	32,400
6.875%, 11/10/2039	20,000	21,464
		614,932
Real estate - 0.4%
American Tower Corp. 3.450%, 09/15/2021	55,000	56,924
Brandywine Operating Partnership LP 4.950%, 04/15/2018	60,000	61,463
Crown Castle International Corp.
3.400%, 02/15/2021	10,000	10,322
3.700%, 06/15/2026	35,000	35,349
Prologis LP 3.350%, 02/01/2021	80,000	82,869
Ventas Realty LP 4.750%, 06/01/2021	41,000	44,094
		291,021
Telecommunication services - 3.2%
AT&T, Inc.
3.600%, 02/17/2023	105,000	107,423
4.125%, 02/17/2026	105,000	107,378
4.750%, 05/15/2046	125,000	120,128
SBA Tower Trust
2.898%, 10/15/2044 (S)	705,000	710,246
3.598%, 04/15/2043 (S)	940,000	940,239
Sprint Corp. 7.125%, 06/15/2024	95,000	106,863
Telecom Italia Capital SA 6.000%, 09/30/2034	35,000	37,001
Verizon Communications, Inc.
4.125%, 03/16/2027	55,000	57,010
4.672%, 03/15/2055	83,000	77,567
4.812%, 03/15/2039 (S)	175,000	176,052
5.500%, 03/16/2047	65,000	70,696
		2,510,603
Utilities - 1.9%
Acwa Power Management And Investments One, Ltd. 5.950%, 12/15/2039(S)	200,000	203,670
AES Corp. 4.875%, 05/15/2023	60,000	60,975

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
AmeriGas Partners LP 5.875%, 08/20/2026	$55,000	$56,100
Broadcom Corp.
3.000%, 01/15/2022 (S)	205,000	206,561
3.625%, 01/15/2024 (S)	145,000	147,603
Dominion Energy, Inc. 2.850%, 08/15/2026	50,000	47,849
DTE Energy Company 1.500%, 10/01/2019	50,000	49,347
Duke Energy Corp. 2.650%, 09/01/2026	25,000	23,825
Duke Energy Florida LLC 3.400%, 10/01/2046	155,000	144,244
Emera US Finance LP
2.700%, 06/15/2021	10,000	10,054
4.750%, 06/15/2046	15,000	15,524
Exelon Corp.
2.450%, 04/15/2021	65,000	65,001
2.850%, 06/15/2020	30,000	30,566
FirstEnergy Corp. 4.250%, 03/15/2023	75,000	78,189
Fortis, Inc. 3.055%, 10/04/2026(S)	60,000	57,969
Great Plains Energy, Inc.
3.150%, 04/01/2022	35,000	35,584
3.900%, 04/01/2027	30,000	30,411
NextEra Energy Capital Holdings, Inc. 1.649%, 09/01/2018	30,000	29,945
NRG Energy, Inc. 6.250%, 07/15/2022	35,000	35,765
Oncor Electric Delivery Company LLC 7.000%, 09/01/2022	20,000	24,256
Southern Company Gas Capital Corp. 2.450%, 10/01/2023	15,000	14,614
The Southern Company
1.850%, 07/01/2019	50,000	49,872
2.950%, 07/01/2023	20,000	19,923
4.400%, 07/01/2046	20,000	19,923
		1,457,770
TOTAL CORPORATE BONDS (Cost $25,275,528)		$25,919,123

MUNICIPAL BONDS - 0.8%
City of Chicago (Illinois) 7.045%, 01/01/2029	150,000	154,466
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	40,000	48,050
State of California
7.300%, 10/01/2039	75,000	108,062
7.550%, 04/01/2039	15,000	22,618
7.600%, 11/01/2040	150,000	230,057

The accompanying notes are an integral part of the financial statements.

100

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State of Illinois, GO
5.100%, 06/01/2033	$30,000	$27,041
5.665%, 03/01/2018	65,000	66,375
TOTAL MUNICIPAL BONDS (Cost $613,473)		$656,669

TERM LOANS (M) - 0.2%
Energy - 0.2%
Western Refining, Inc. 7.250%, 11/12/2020	198,338	198,462
TOTAL TERM LOANS (Cost $198,338)		$198,462

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.4%
Commercial and residential - 14.3%
Alternative Loan Trust
Series 2005-72, Class A1, 1.294%, 01/25/2036 (P)	178,091	159,112
Series 2005-7CB, Class 2A8, 1.474%, 04/25/2035 (P)	52,430	46,444
American Home Mortgage Assets Trust, Series 2006-2, Class 2A1 1.214%, 09/25/2046 (P)	150,141	125,770
Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1 2.810%, 01/25/2047 (P)(S)	45,180	45,375
BBCMS Mortgage Trust, Series 2017-C1, Class XA IO 1.529%, 02/15/2050	4,767,049	523,227
Bear Stearns ARM Trust, Series 2005-12, Class 11A1 3.263%, 02/25/2036 (P)	61,760	54,849
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank), Series 2017-CD3, Class A4 3.631%, 02/10/2050	225,000	236,376
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4, 6.144%, 12/10/2049 (P)	240,475	241,541
Series 2014-GC23, Class XA IO, 1.051%, 07/10/2047	4,495,068	261,884
Series 2015-GC29, Class AA IO, 1.162%, 04/10/2048	3,981,617	252,640
Series 2015-P1, Class A5, 3.717%, 09/15/2048	200,000	211,040
COLT Mortgage Loan Trust, Series 2016-3, Class A1 2.800%, 12/26/2046 (P)(S)	534,141	534,448
FREMF Mortgage Trust
Series 2012-K706, Class B, 4.029%, 11/25/2044 (P)(S)	500,000	511,704
Series 2017-K725, Class B, 3.880%, 02/25/2024 (P)(S)	50,000	50,336

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
General Electric Capital Assurance Company, Series 2003-1, Class A5 5.743%, 05/12/2035 (P)(S)	$41,592	$43,840
GSR Mortgage Loan Trust, Series 2007-1F, Class 4A1 1.324%, 01/25/2037 (P)	170,316	107,849
HarborView Mortgage Loan Trust, Series 2004-11, Class 1A 1.704%, 01/19/2035 (P)	24,135	17,101
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1, 3.217%, 08/25/2035 (P)	108,778	89,190
Series 2006-AR27, Class 2A2, 1.224%, 10/25/2036 (P)	57,351	51,581
Series 2007-AR9, Class 2A1, 3.478%, 04/25/2037 (P)	232,402	172,005
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2008-C2, Series A4, 6.068%, 02/12/2051	631,805	637,887
Series 2015-JP1, Class A5, 3.914%, 01/15/2049	217,000	232,132
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4 5.858%, 07/15/2040 (P)	48,422	48,418
LSTAR Securities Investment, Ltd.
Series 2017-1, Class A, 2.995%, 01/01/2022 (P)(S)	640,950	639,348
Series 2017-2, Class A1, 2.995%, 02/01/2022 (P)(S)	1,250,628	1,250,155
Merrill Lynch Mortgage Investors Trust, Series 2005-A4, Class 1A 3.298%, 07/25/2035 (P)	188,535	155,519
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700%, 09/12/2049	375,765	377,289
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA IO 1.141%, 12/15/2047	2,989,196	158,830
Morgan Stanley Mortgage Loan Trust, Series 2006-6AR, Class 3A1 3.412%, 05/25/2036 (P)	101,111	73,219
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A 2.164%, 06/10/2019 (P)(S)	378,000	378,000
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (P)(S)	1,328,994	1,370,346
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (P)(S)	363,676	378,055

The accompanying notes are an integral part of the financial statements.

101

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
RALI Series Trust, Series 2007- QH9, Class A1 2.026%, 11/25/2037 (P)	$212,002	$171,886
Residential Asset Securitization Trust, Series 2005-A2, Class A2 1.474%, 03/25/2035 (P)	135,071	123,408
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1 3.214%, 07/20/2037 (P)	31,658	30,433
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class A4, 3.839%, 09/15/2058	189,000	200,710
Series 2015-NXS1, Class D, 4.103%, 05/15/2048 (P)	80,000	69,763
Series 2015-NXS1, Class XA IO, 1.187%, 05/15/2048	4,014,909	253,364
Series 2015-NXS3, Class XA IO, 1.178%, 09/15/2057	9,130,631	544,996
Series 2017-RB1, Class A5, 3.635%, 03/15/2050	222,000	232,437
Wells Fargo Mortgage Backed Securities Trust, Series 2005- AR16, Class 4A8 3.169%, 10/25/2035 (P)	225,000	226,357
		11,288,864
U.S. Government Agency - 0.1%
Federal Home Loan Mortgage Corp.
Series 2895, Class EK, 4.000%, 11/15/2019	10,601	10,759
Series K064, Class X1 IO, 0.745%, 03/25/2027	675,000	33,667
Government National Mortgage Association, Series 2006-38, Class XS IO 6.258%, 09/16/2035	16,149	2,805
		47,231
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,421,872)		$11,336,095

ASSET BACKED SECURITIES - 20.4%
Anchorage Capital CLO 9, Ltd., Series 2016-9A, Class A 2.461%, 01/15/2029 (P)(S)	815,000	816,913
Apidos CLO XVII, Series 2014- 17A, Class A2R 3.008%, 04/17/2026 (P)(S)	1,130,000	1,130,247
Bayview Opportunity Master Fund IVa Trust, Series 2017- SPL1, Class A 4.000%, 10/28/2064 (P)(S)	212,927	221,418

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BlueMountain CLO, Ltd., Series 2015-3A, Class A1 2.636%, 10/20/2027 (P)(S)	$1,334,000	$1,337,162
CAL Funding II, Ltd., Series 2012-1A, Class A 3.470%, 10/25/2027 (S)	127,292	127,262
CarMax Auto Owner Trust, Series 2014-2, Class D 2.580%, 11/16/2020	151,000	151,533
Cent CLO 21, Ltd., Series 2014- 21A, Class A1AR 2.380%, 07/27/2026 (P)(S)	1,110,000	1,109,990
CIFC Funding, Ltd., Series 2012- 2A, Class A3R 3.800%, 12/05/2024 (P)(S)	228,000	228,576
Dryden Senior Loan Fund, Series 2015-38A, Class A 2.588%, 07/15/2027 (P)(S)	1,235,000	1,244,537
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A2 1.720%, 04/22/2019 (S)	175,000	174,955
GSAA Home Equity Trust, Series 2006-10, Class AF3 5.985%, 06/25/2036 (P)	254,272	138,055
GSAA Trust, Series 2007-6, Class 1A2 1.244%, 05/25/2047 (P)	94,575	76,859
Highbridge Loan Management, Ltd., Series 2015-6A, Class A 2.621%, 05/05/2027 (P)(S)	905,000	906,231
Honor Automobile Trust Securitization, Series 2016-1A, Class A 2.940%, 11/15/2019 (S)	57,752	57,943
Lendmark Funding Trust, Series 2016-2A, Class A 3.260%, 04/21/2025 (S)	1,040,000	1,040,970
Nationstar HECM Loan Trust, Series 2017-1A, Class A 1.968%, 05/25/2027 (S)	100,000	100,000
New Residential Advance Receivables Trust, Series 2017- T1, Class AT1 3.214%, 02/15/2051 (S)	1,235,000	1,246,208
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A, 3.090%, 10/27/2025 (S)	817,896	825,539
Series 2016-3, Class A, 3.050%, 12/26/2025 (S)	882,269	891,360
Series 2017-1, Class A, 3.280%, 01/26/2026 (S)	656,607	663,931
Sound Point CLO XV, Ltd., Series 2017-1A, Class A 2.496%, 01/23/2029 (P)(S)	585,000	585,490

The accompanying notes are an integral part of the financial statements.

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Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Soundview Home Loan Trust, Series 2006-3, Class A4 1.274%, 11/25/2036 (P)	$195,000	$155,638
Towd Point Mortgage Trust, Series 2016-3, Class A1 2.250%, 04/25/2056 (P)(S)	860,427	856,930
Treman Park CLO, Ltd., Series 2015-1A, Class AR 2.526%, 04/20/2027 (P)(S)	1,370,000	1,371,067
Venture XXI CLO, Ltd., Series 2015-21A, Class A 2.648%, 07/15/2027 (P)(S)	571,000	571,522
TOTAL ASSET BACKED SECURITIES (Cost $15,975,136)		$16,030,336

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Over the Counter Option on the USD vs. BRL (Expiration Date: 06/02/2017; Strike Price: $3.27; Counterparty: Morgan Stanley and Company, Inc.) (I)	58,000	625
Over the Counter Option on the USD vs. BRL (Expiration Date: 06/05/2017; Strike Price: $3.30; Counterparty: Morgan Stanley and Company, Inc.) (I)	58,000	1,156
Over the Counter Option on the USD vs. TRY (Expiration Date: 04/06/2018; Strike Price: $3.71; Counterparty: Goldman Sachs International) (I)	10,000	4,318
Over the Counter Option on the USD vs. TRY (Expiration Date: 05/02/2018; Strike Price: $3.54; Counterparty: Citibank N.A.) (I)	10,000	2,324
Over the Counter Option on the USD vs. ZAR (Expiration Date: 06/29/2017; Strike Price: $13.20; Counterparty: Bank of America N.A.) (I)	91,000	1,712
		10,135
TOTAL PURCHASED OPTIONS (Cost $8,686)		$10,135

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral Trust, 1.0209% (W)(Y)	6,027	60,312
TOTAL SECURITIES LENDING COLLATERAL (Cost $60,312)		$60,312

SHORT-TERM INVESTMENTS - 8.6%
Commercial paper - 3.8%
Toyota Motor Credit Corp. 0.943%, 06/29/2017*	3,015,000	3,012,722
Foreign government - 0.3%
Argentina Treasury Bill

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
2.549%, 07/14/2017 *	$34,965	$34,869
2.763%, 11/24/2017 *	12,990	12,815
2.772%, 11/10/2017 *	12,873	12,709
3.032%, 05/24/2018 *	42,775	41,489
3.099%, 12/15/2017 *	74,788	73,633
3.195%, 04/27/2018 *	74,608	72,487
		248,002
Repurchase agreement - 4.5%
Societe Generale SA Tri-Party
Repurchase Agreement dated
05/31/2017 at 0.840% to be
repurchased at $3,500,082 on
06/01/2017, collateralized by
$1,205,000 Federal Home Loan
Bank, 3.375% due 12/08/2023
(valued at $1,313,480, including
interest), $54 Federal Home
Loan Mortgage Corp., 5.705% -
5.966% due 07/01/2020 to
09/01/2020 (valued at $56,
including interest), $1,044,927
Federal National Mortgage
Association, 2.758% - 4.500%
due 11/01/2017 to 06/01/2041
(valued at $1,140,733, including
interest), $206,500 U.S.
Treasury Bills, 0.000% due
11/09/2017 to 05/24/2018
(valued at $204,153, including
interest) and $899,300 U.S.
Treasury Notes, 2.000% due
05/31/2021 (valued at $911,665,
including interest).	3,500,000	3,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,759,998)		$6,760,724
Total Investments (Investment Quality Bond Fund) (Cost $113,503,218) - 145.6%		$114,569,812
Other assets and liabilities, net - (45.6%)		(35,899,355)
TOTAL NET ASSETS - 100.0%		$78,670,457
SALE COMMITMENTS OUTSTANDING - (18.8)%
U.S. Government Agency - (18.8)%
Federal Home Loan Mortgage Corp. 4.500%, TBA (C)	$(1,425,000)	$(1,530,650)
Government National Mortgage Association 3.000%, TBA (C)	(13,100,000)	(13,281,351)
		(14,812,001)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost ($14,762,674))		($14,812,001)

The accompanying notes are an integral part of the financial statements.

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Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Security Abbreviations and Legend

GO	General Obligation
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $58,469.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,206,811 or 34.6% of the fund’s net assets as of 5-31-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	38	Long	Sep 2017	$4,487,524	$4,495,875	$8,351
Ultra U.S. Treasury Bond Futures	17	Long	Sep 2017	2,774,679	2,807,125	32,446
U.S. Treasury Long Bond Futures	5	Long	Sep 2017	761,415	769,062	7,647
2-Year U.S. Treasury Note Futures	18	Short	Sep 2017	(3,896,405)	(3,896,719)	(314)
10-Year Ultra U.S. Treasury Bond Futures	17	Short	Sep 2017	(2,292,180)	(2,307,484)	(15,304)
10-Year U.S. Treasury Note Futures	27	Short	Sep 2017	(3,395,419)	(3,410,016)	(14,597)
U.K. Long Gilt Bond Futures	6	Short	Sep 2017	(988,014)	(989,066)	(1,052)
						$17,177

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

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FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	2,648,000	USD	818,547	Goldman Sachs International	6/21/2017	-	($3,703)
BRL	1,772,000	USD	558,174	Morgan Stanley and Company International PLC	6/21/2017	-	(12,894)
BRL	1,000	USD	317	Standard Chartered Bank	6/21/2017	-	(9)
CNH	437,000	USD	63,270	JPMorgan Chase Bank	6/21/2017	$1,128	-
CNH	219,000	USD	31,790	Morgan Stanley and Company International PLC	6/21/2017	483	-
CNH	219,000	USD	31,670	Standard Chartered Bank	6/21/2017	603	-
COP	66,617,000	USD	23,021	Credit Suisse International	6/21/2017	-	(241)
COP	641,019,000	USD	221,959	JPMorgan Chase Bank	6/21/2017	-	(2,767)
COP	967,693,000	USD	328,254	Standard Chartered Bank	6/21/2017	2,642	-
EGP	1,098,000	USD	63,949	Citibank N.A.	6/21/2017	-	(3,466)
EGP	150,000	USD	7,641	Citibank N.A.	3/29/2018	128	-
EUR	9,000	USD	9,552	Citibank N.A.	6/21/2017	568	-
GHS	446,000	USD	91,304	Citibank N.A.	6/21/2017	10,854	-
GHS	447,000	USD	91,598	Standard Chartered Bank	6/21/2017	10,789	-
HUF	313,252,000	USD	1,072,990	Barclays Bank PLC Wholesale	6/21/2017	69,414	-
MXN	1,268,000	USD	65,722	Citibank N.A.	6/21/2017	2,064	-
MXN	8,376,000	USD	424,180	HSBC Bank USA	6/21/2017	23,595	-
MXN	622,000	USD	32,264	Royal Bank of Canada	6/21/2017	988	-
PHP	17,115,000	USD	339,718	Barclays Bank PLC Wholesale	6/21/2017	3,863	-
PHP	17,115,000	USD	338,041	HSBC Bank USA	6/21/2017	5,541	-
RON	6,515,000	USD	1,520,739	BNP Paribas SA	6/26/2017	83,247	-
RON	3,170,000	USD	740,706	BNP Paribas SA	8/28/2017	41,040	-
THB	12,020,000	USD	343,576	HSBC Bank USA	6/21/2017	9,295	-
THB	12,055,000	USD	343,861	JPMorgan Chase Bank	6/21/2017	10,037	-
TRY	2,503,000	USD	656,171	Bank of America N.A.	6/21/2017	49,207	-
TRY	1,818,000	USD	473,287	BNP Paribas SA	6/21/2017	39,049	-
TRY	114,000	USD	30,586	Goldman Sachs International	6/21/2017	1,540	-
TRY	1,817,000	USD	468,202	HSBC Bank USA	6/21/2017	43,853	-
TRY	1,263,000	USD	333,514	JPMorgan Chase Bank	6/21/2017	22,416	-
TRY	1,262,000	USD	340,465	Morgan Stanley and Company International PLC	6/21/2017	15,183	-
USD	47,031	ARS	792,000	BNP Paribas SA	9/20/2017	275	-
USD	1,363,406	BRL	4,421,000	State Street Bank and Trust Company	6/21/2017	2,973	-
USD	70,095	BRL	232,000	Goldman Sachs International	9/5/2017	-	(132)
USD	126,332	CNH	875,000	UBS AG	6/21/2017	-	(2,613)
USD	549,513	COP	1,675,329,000	Standard Chartered Bank	6/21/2017	-	(23,354)
USD	60,263	EGP	1,098,000	Citibank N.A.	6/21/2017	-	(219)
USD	7,677	EGP	150,000	Goldman Sachs International	3/29/2018	-	(93)
USD	9,642	EUR	9,000	UBS AG	6/21/2017	-	(478)
USD	260,871	EUR	233,000	Citibank N.A.	6/30/2017	-	(1,264)
USD	2,593	GBP	2,000	Barclays Bank PLC Wholesale	6/30/2017	14	-
USD	71,028	GHS	304,000	Citibank N.A.	6/21/2017	1,395	-
USD	135,714	GHS	589,000	Standard Chartered Bank	6/21/2017	800	-
USD	677,016	HUF	196,740,000	Bank of America N.A.	6/21/2017	-	(40,478)
USD	272,539	HUF	79,268,000	Barclays Bank PLC Wholesale	6/21/2017	-	(16,545)
USD	128,482	HUF	37,244,000	Credit Suisse International	6/21/2017	-	(7,344)
USD	8,986	MXN	171,000	Goldman Sachs International	6/21/2017	-	(155)
USD	40,277	MXN	763,000	JPMorgan Chase Bank	6/21/2017	-	(513)
USD	710,314	MXN	14,243,000	Royal Bank of Canada	6/21/2017	-	(51,106)
USD	49,515	MXN	953,000	State Street Bank and Trust Company	6/21/2017	-	(1,431)
USD	670,257	PHP	34,230,000	Barclays Bank PLC Wholesale	6/21/2017	-	(16,907)
USD	1,626,534	RON	6,515,000	Citibank N.A.	6/26/2017	22,547	-
USD	304,653	RON	1,195,000	BNP Paribas SA	8/28/2017	9,956	-
USD	504,084	RON	1,975,000	JPMorgan Chase Bank	8/28/2017	17,034	-
USD	689,546	THB	24,075,000	JPMorgan Chase Bank	6/21/2017	-	(17,222)
USD	682,692	TRY	2,617,000	Citibank N.A.	6/21/2017	-	(54,812)
USD	472,851	TRY	1,818,000	Deutsche Bank AG London	6/21/2017	-	(39,485)
USD	331,088	TRY	1,263,000	Goldman Sachs International	6/21/2017	-	(24,842)
USD	329,564	TRY	1,262,000	HSBC Bank USA	6/21/2017	-	(26,084)
USD	472,610	TRY	1,817,000	Standard Chartered Bank	6/21/2017	-	(39,444)
USD	5,563	ZAR	75,000	Bank of America N.A.	6/21/2017	-	(136)
USD	57,935	ZAR	758,000	Citibank N.A.	6/21/2017	341	-
USD	27,754	ZAR	376,000	HSBC Bank USA	6/21/2017	-	(816)
USD	434,231	ZAR	5,760,000	JPMorgan Chase Bank	6/21/2017	-	(3,426)
USD	116,188	ZMW	1,091,000	Citibank N.A.	6/21/2017	-	(1,443)
USD	43,056	ZMW	403,000	Goldman Sachs International	6/21/2017	-	(396)
ZAR	1,175,000	USD	86,317	Citibank N.A.	6/21/2017	2,966	-
ZAR	3,074,000	USD	232,243	HSBC Bank USA	6/21/2017	1,326	-
ZAR	1,123,000	USD	83,736	JPMorgan Chase Bank	6/21/2017	1,592	-
ZAR	1,597,000	USD	116,306	Royal Bank of Canada	6/21/2017	5,037	-
ZMW	1,494,000	USD	151,164	Citibank N.A.	6/21/2017	9,918	-
						$523,701	($393,818)

The accompanying notes are an integral part of the financial statements.

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SWAPS

Interest rate swaps

Counterparty (OTC)	Notional amount	Currency	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JPMorgan Chase Bank N.A.	2,480,000	USD	Fixed 4.318%	3 Month LIBOR	Semi-Annual	Quarterly	Dec 2028	-	($585,341)	($585,341)
								-	($585,341)	($585,341)

The accompanying notes are an integral part of the financial statements.

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SWAPS (CONTINUED)

Credit default swaps - Buyer

Counterparty (OTC)/Centrally cleared	Reference obligation	Notional amount	Currency	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Goldman Sachs International	Turkey Republic	102,000	USD	$102,000	1.000%	Quarterly	Jun 2022	$5,526	($1,135)	$4,391
				$102,000				$5,526	($1,135)	$4,391
Centrally cleared	CDX-NAIGS28V1-5Y	612,000	USD	$612,000	1.000%	Quarterly	Jun 2022	($10,979)	($1,241)	($12,220)
Centrally cleared	ITRAXX-EUROPES27V1-5Y	436,000	EUR	489,780	1.000%	Quarterly	Jun 2022	(9,181)	(993)	(10,174)
				$1,101,780				($20,160)	($2,234)	($22,394)
				$1,203,780				($14,634)	($3,369)	($18,003)

The accompanying notes are an integral part of the financial statements.

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SWAPS (CONTINUED)

Credit default swaps - Seller

Counterparty (OTC)/Centrally cleared	Reference obligation	Implied Credit spread	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received )	Unrealized appreciation (depreciation	)	Market value
Goldman Sachs International	Brazil Republic	2.124%	180,000	USD	$180,000	1.000%	Quarterly	Dec 2021	($13,362)	$5,113		($8,249)
					$180,000				($13,362)	$5,113		($8,249)
Centrally cleared	CDX-EMS27V1-5Y	1.958%	424,000	USD	$424,000	1.000%	Quarterly	Jun 2022	($18,095)	$405		($17,690)
					$424,000				($18,095)	$405		($17,690)
					$604,000				($31,457)	$5,518		($25,939)

The accompanying notes are an integral part of the financial statements.

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SWAPS (CONTINUED)

Currency Swaps

Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date		Notional amount of currency received	Notional amount of currency delivered	Unamortized upfront payment	Unrealized appreciation (depreciation)	Market value
Goldman Sachs International	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Floating rate equal to 3 Month CNH-HIBOR less 0.0459% based on the notional amount of the currency received	Quarterly	Sep 2022	USD	64,637	450,000	($867)	($2,574)	($3,441)
Goldman Sachs International	Floating rate equal to 3 Month CNH-HIBOR less 0.0459% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency received	Quarterly	Sep 2022	CNH	450,000	64,637	867	1,151	2,018
								-	($1,423)	($1,423)

The accompanying notes are an integral part of the financial statements.

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SWAPS

Derivative currency abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
GHS	Ghana Cedi
HUF	Hungarian Forint
MXN	Mexican Peso
PHP	Philippine Peso
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

Derivatives abbreviation

HIBOR	Hong Kong Interbank Offered Rate
LIBOR	London Interbank Offered Rate

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

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Mid Cap Stock Fund

	Shares or Principal Amount	Value

COMMON STOCKS - 91.0%
Consumer discretionary - 10.0%
Automobiles - 1.1%
Tesla, Inc. (I)(L)	49,586	$16,909,322
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	60,870	1,842,535
Hotels, restaurants and leisure - 3.6%
Hilton Worldwide Holdings, Inc.	614,118	40,820,423
Melco Resorts & Entertainment, Ltd., ADR	783,056	17,681,404
		58,501,827
Internet and direct marketing retail - 2.7%
Netflix, Inc. (I)	123,207	20,091,365
Wayfair, Inc., Class A (I)(L)	379,325	23,878,509
		43,969,874
Specialty retail - 2.5%
Jand, Inc., Class A (I)(R)	57,523	471,113
Ulta Salon Cosmetics & Fragrance, Inc. (I)	127,435	38,847,285
		39,318,398
		160,541,956
Consumer staples - 3.3%
Beverages - 3.3%
Molson Coors Brewing Company, Class B	120,018	11,376,506
Monster Beverage Corp. (I)	812,988	41,104,673
		52,481,179
		52,481,179
Energy - 4.1%
Energy equipment and services - 0.9%
Baker Hughes, Inc.	274,915	15,161,562
Oil, gas and consumable fuels - 3.2%
Cimarex Energy Company	90,288	9,711,377
Diamondback Energy, Inc. (I)	113,285	10,508,317
Newfield Exploration Company (I)	298,772	9,704,115
Pioneer Natural Resources Company	72,674	12,126,384
WPX Energy, Inc. (I)	868,162	9,393,513
		51,443,706
		66,605,268
Financials - 5.8%
Banks - 1.7%
Huntington Bancshares, Inc.	1,075,515	13,486,958
Signature Bank (I)	94,774	13,554,577
		27,041,535
Capital markets - 2.0%
TD Ameritrade Holding Corp.	877,820	32,795,355
Consumer finance - 1.6%
Capital One Financial Corp.	175,231	13,478,769
Synchrony Financial	422,818	11,352,663
		24,831,432
Diversified financial services - 0.5%
Double Eagle Acquisition Corp. (I)	778,240	8,155,955
		92,824,277

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care - 17.7%
Biotechnology - 3.1%
Exact Sciences Corp. (I)	228,832	$8,345,503
Incyte Corp. (I)	79,710	10,308,894
Ionis Pharmaceuticals, Inc. (I)(L)	312,660	14,316,701
TESARO, Inc. (I)(L)	44,477	6,640,861
Vertex Pharmaceuticals, Inc. (I)	87,105	10,766,178
		50,378,137
Health care equipment and supplies - 12.2%
ABIOMED, Inc. (I)	118,453	16,278,996
Align Technology, Inc. (I)	150,931	21,915,181
DexCom, Inc. (I)	222,959	14,902,580
Edwards Lifesciences Corp. (I)	281,953	32,444,332
Hologic, Inc. (I)	703,508	30,468,931
Insulet Corp. (I)	520,136	21,830,108
Intuitive Surgical, Inc. (I)	64,790	59,262,117
		197,102,245
Health care technology - 1.1%
Veeva Systems, Inc., Class A (I)	267,047	16,968,166
Pharmaceuticals - 1.3%
Eisai Company, Ltd.	198,840	10,480,503
Ono Pharmaceutical Company, Ltd.	513,730	10,685,317
		21,165,820
		285,614,368
Industrials - 10.2%
Commercial services and supplies - 1.0%
Clean Harbors, Inc. (I)	285,180	16,657,364
Electrical equipment - 1.1%
Rockwell Automation, Inc.	107,834	17,115,412
Machinery - 2.0%
The Middleby Corp. (I)	253,490	32,537,976
Professional services - 1.6%
TransUnion (I)	595,496	26,029,130
Road and rail - 1.9%
J.B. Hunt Transport Services, Inc.	145,029	12,382,576
Knight Transportation, Inc. (L)	399,211	13,313,687
Swift Transportation Company (I)(L)	165,713	3,968,826
		29,665,089
Trading companies and distributors - 2.6%
AerCap Holdings NV (I)	318,248	14,009,280
Fastenal Company	654,335	28,247,642
		42,256,922
		164,261,893
Information technology - 36.0%
Communications equipment - 2.3%
Arista Networks, Inc. (I)(L)	252,735	37,248,084
Electronic equipment, instruments and components - 0.9%
Trimble, Inc. (I)	370,517	13,353,433
Veracode, Inc. (I)	295,418	1,060,551
		14,413,984

The accompanying notes are an integral part of the financial statements.

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Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services - 6.3%
CoStar Group, Inc. (I)	150,453	$39,353,991
GoDaddy, Inc., Class A (I)	554,981	22,831,918
Zillow Group, Inc., Class C (I)(L)	919,303	40,008,067
		102,193,976
IT services - 1.2%
Global Payments, Inc.	202,544	18,555,056
Semiconductors and semiconductor equipment - 11.6%
Advanced Micro Devices, Inc. (I)(L)	2,541,395	28,438,210
Applied Materials, Inc.	394,621	18,105,211
Cavium, Inc. (I)	230,932	16,851,108
Microchip Technology, Inc. (L)	429,505	35,777,767
Micron Technology, Inc. (I)	844,535	25,986,342
NVIDIA Corp.	424,857	61,328,108
		186,486,746
Software - 13.7%
Autodesk, Inc. (I)	354,127	39,580,775
Cloudera, Inc. (I)	28,981	564,523
Guidewire Software, Inc. (I)	507,259	33,692,143
ServiceNow, Inc. (I)	536,229	56,116,365
The Ultimate Software Group, Inc. (I)	141,398	31,212,195
Workday, Inc., Class A (I)	588,004	58,788,640
		219,954,641
		578,852,487
Materials - 2.5%
Chemicals - 1.1%
Platform Specialty Products Corp. (I)	1,429,623	17,841,695
Containers and packaging - 1.4%
International Paper Company	422,745	22,354,756
		40,196,451
Real estate - 1.4%
Equity real estate investment trusts - 1.3%
Equinix, Inc.	46,425	20,473,889
Real estate management and development - 0.1%
WeWork Companies, Inc., Class A (I)(R)	41,429	2,146,436
		22,620,325
TOTAL COMMON STOCKS (Cost $1,182,289,251)		$1,463,998,204

PREFERRED SECURITIES - 9.3%
Consumer discretionary - 1.1%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	142,030	4,299,248
Internet and direct marketing retail - 0.7%
Coupang LLC (I)(R)	2,300,670	11,503,350
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	128,449	1,051,997
		16,854,595

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Industrials - 0.6%
Electrical equipment - 0.6%
Lithium Technology Corp. (I)(R)	1,962,383	$9,242,824
Information technology - 6.1%
Internet software and services - 4.2%
Dropbox, Inc., Series C (I)(R)	20,535	268,803
Lookout, Inc., Series F (I)(R)	392,767	2,796,501
One Kings Lane, Inc. (I)	529,764	132,441
Uber Technologies, Inc. (I)(R)	1,336,524	65,185,216
		68,382,961
Software - 1.9%
Birst, Inc., Series F (I)(R)	748,062	1,376,434
DraftKings, Inc., Series C (I)(R)	1,236,262	2,719,776
DraftKings, Inc., Series E (I)(R)	624,349	1,236,211
Essence Group Holdings Corp. (I)(R)	2,958,957	6,302,578
MarkLogic Corp., Series F (I)(R)	507,686	4,985,477
Pinterest, Inc., Series G (I)(R)	960,835	7,273,521
Zuora, Inc., Series F (I)(R)	1,640,679	6,579,123
		30,473,120
		98,856,081
Real estate - 1.5%
Real estate management and development - 1.5%
Redfin Corp. (I)(R)	1,252,862	5,587,765
WeWork Companies, Inc., Series D1 (I)(R)	205,905	10,667,938
WeWork Companies, Inc., Series D2 (I)(R)	161,782	8,381,925
		24,637,628
		24,637,628
TOTAL PREFERRED SECURITIES (Cost $100,314,980)		$149,591,128

SECURITIES LENDING COLLATERAL - 8.0%
John Hancock Collateral Trust, 1.0209% (W)(Y)	12,767,375	127,756,736
TOTAL SECURITIES LENDING COLLATERAL (Cost $127,749,550)		$127,756,736

SHORT-TERM INVESTMENTS - 0.2%
Repurchase agreement - 0.2%
Societe Generale SA Tri-Party Repurchase Agreement dated 05/31/2017 at 0.840% to be repurchased at $3,800,089 on 06/01/2017, collateralized by $3,920,600 U.S. Treasury Bills, 0.000% due 05/24/2018 (valued at $3,876,029, including interest)	$3,800,000	3,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,800,000)		$3,800,000

The accompanying notes are an integral part of the financial statements.

113

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Total Investments (Mid Cap Stock Fund) (Cost $1,414,153,781) - 108.5%	$1,745,146,068
Other assets and liabilities, net - (8.5%)	(136,314,299)
TOTAL NET ASSETS - 100.0%	$1,608,831,769

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $124,897,302.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 91.0%
Consumer discretionary - 7.9%
Diversified consumer services - 1.0%
Strayer Education, Inc.	100,174	$8,860,390
Leisure products - 1.1%
Mattel, Inc.	371,688	8,515,371
Sankyo Company, Ltd.	32,400	1,086,539
		9,601,910
Media - 3.8%
News Corp., Class A	1,044,929	13,981,150
Scholastic Corp.	51,800	2,203,054
Viacom, Inc., Class B	476,033	16,561,188
		32,745,392
Specialty retail - 1.2%
Chico’s FAS, Inc.	347,954	3,291,645
The Gap, Inc.	43,100	969,750
Tiffany & Company	72,990	6,347,210
		10,608,605
Textiles, apparel and luxury goods - 0.8%
Ralph Lauren Corp.	104,875	7,110,525
		68,926,822
Consumer staples - 10.3%
Beverages - 1.3%
Carlsberg A/S, Class B	106,547	11,585,969
Food and staples retailing - 1.5%
Sysco Corp.	107,000	5,837,920
The Kroger Company	204,600	6,092,988
Whole Foods Market, Inc.	24,300	850,257
		12,781,165
Food products - 5.9%
Archer-Daniels-Midland Company	196,518	8,171,218
Bunge, Ltd.	252,560	20,197,223
Flowers Foods, Inc.	460,569	8,511,315
McCormick & Company, Inc.	39,700	4,134,755
Mead Johnson Nutrition Company	114,800	10,265,416
Tootsie Roll Industries, Inc. (L)	9,766	338,880
		51,618,807
Personal products - 1.6%
Coty, Inc., Class A	297,989	5,643,912
Edgewell Personal Care Company (I)	107,969	7,896,853
		13,540,765
		89,526,706
Energy - 8.6%
Energy equipment and services - 0.7%
Frank’s International NV (L)	296,285	2,216,212
SEACOR Holdings, Inc. (I)	64,700	3,960,287
		6,176,499
Oil, gas and consumable fuels - 7.9%
Apache Corp.	272,400	12,737,424
Arch Coal, Inc., Class A (L)	25,250	1,786,943
Cameco Corp.	572,900	5,282,138

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Canadian Natural Resources, Ltd.	36,497	$1,053,303
CONSOL Energy, Inc. (I)	281,117	4,079,008
EQT Corp.	292,000	16,138,840
Hess Corp.	310,423	14,245,311
Murphy Oil Corp.	533,958	13,033,915
		68,356,882
		74,533,381
Financials - 20.5%
Banks - 4.0%
Fifth Third Bancorp	584,600	13,878,404
First Horizon National Corp.	657,891	11,144,674
Popular, Inc.	114,100	4,244,520
Westamerica Bancorporation (L)	98,900	5,074,559
		34,342,157
Capital markets - 2.7%
Lazard, Ltd., Class A	146,700	6,528,150
LPL Financial Holdings, Inc.	51,700	2,012,681
Northern Trust Corp.	157,802	13,798,207
Waddell & Reed Financial, Inc., Class A (L)	83,300	1,394,442
		23,733,480
Consumer finance - 2.2%
Ally Financial, Inc.	327,541	6,072,610
Synchrony Financial	484,987	13,021,901
		19,094,511
Diversified financial services - 3.3%
Groupe Bruxelles Lambert SA	20,450	1,987,914
Leucadia National Corp.	696,360	16,984,220
Pargesa Holding SA	49,523	3,851,383
Voya Financial, Inc.	179,000	6,118,220
		28,941,737
Insurance - 7.7%
Brown & Brown, Inc.	176,905	7,682,984
CNA Financial Corp.	232,147	10,585,903
First American Financial Corp.	15,900	691,968
FNF Group	88,287	3,761,909
Kemper Corp.	123,442	4,709,312
Loews Corp.	277,271	13,076,100
Marsh & McLennan Companies, Inc.	123,100	9,547,636
The Progressive Corp.	192,703	8,176,388
White Mountains Insurance Group, Ltd.	9,948	8,556,076
		66,788,276
Thrifts and mortgage finance - 0.6%
Capitol Federal Financial, Inc.	354,612	4,900,738
		177,800,899
Health care - 12.3%
Biotechnology - 2.2%
Alkermes PLC (I)	229,604	13,261,927
Seattle Genetics, Inc. (I)	91,771	5,871,509
		19,133,436

The accompanying notes are an integral part of the financial statements.

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Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies - 4.7%
Baxter International, Inc.	262,100	$15,545,151
Haemonetics Corp. (I)	82,732	3,373,811
Halyard Health, Inc. (I)	66,761	2,399,390
Hologic, Inc. (I)	293,780	12,723,612
Zimmer Biomet Holdings, Inc.	55,430	6,607,810
		40,649,774
Health care providers and services - 2.1%
MEDNAX, Inc. (I)	48,400	2,628,120
Patterson Companies, Inc. (L)	117,600	5,193,216
Select Medical Holdings Corp. (I)	745,190	9,985,546
		17,806,882
Pharmaceuticals - 3.3%
Mylan NV (I)	167,600	6,533,048
Perrigo Company PLC	178,700	13,018,295
Zoetis, Inc.	149,209	9,292,737
		28,844,080
		106,434,172
Industrials - 8.8%
Aerospace and defense - 2.8%
Cobham PLC	1,438,151	2,483,888
Textron, Inc.	451,058	21,560,572
		24,044,460
Air freight and logistics - 2.8%
C.H. Robinson Worldwide, Inc.	266,907	17,885,438
Expeditors International of Washington, Inc.	117,900	6,293,502
		24,178,940
Commercial services and supplies - 0.9%
Cintas Corp.	38,600	4,858,968
Stericycle, Inc. (I)	32,700	2,673,879
		7,532,847
Machinery - 1.7%
AGCO Corp.	28,700	1,837,661
Cummins, Inc.	35,758	5,639,037
Xylem, Inc.	147,410	7,685,957
		15,162,655
Road and rail - 0.6%
Kansas City Southern	59,900	5,702,480
		76,621,382
Information technology - 2.9%
Electronic equipment, instruments and components - 1.2%
AVX Corp.	273,849	4,482,908
National Instruments Corp.	157,900	6,023,885
		10,506,793
Semiconductors and semiconductor equipment - 1.7%
Applied Materials, Inc.	80,500	3,693,340

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Marvell Technology Group, Ltd.	609,922	$10,515,055
		14,208,395
		24,715,188
Materials - 7.6%
Chemicals - 1.1%
CF Industries Holdings, Inc.	31,900	858,110
FMC Corp.	81,500	6,142,655
The Mosaic Company	120,700	2,731,441
		9,732,206
Construction materials - 1.4%
Vulcan Materials Company	100,500	12,527,325
Containers and packaging - 0.6%
WestRock Company	87,576	4,765,886
Metals and mining - 4.2%
Franco-Nevada Corp.	170,300	12,716,557
Newmont Mining Corp.	540,430	18,455,685
Nucor Corp.	87,100	5,060,510
		36,232,752
Paper and forest products - 0.3%
Louisiana-Pacific Corp. (I)	111,800	2,490,904
		65,749,073
Real estate - 7.3%
Equity real estate investment trusts - 6.0%
Equity Commonwealth (I)	262,398	8,165,826
Equity Residential	114,717	7,466,930
Rayonier, Inc.	570,284	16,019,278
Regency Centers Corp.	66,002	4,016,882
Taubman Centers, Inc.	89,790	5,490,659
The Macerich Company	71,800	4,122,038
Weyerhaeuser Company	196,797	6,486,429
		51,768,042
Real estate management and development - 1.3%
Realogy Holdings Corp.	325,092	9,902,302
The St. Joe Company (I)	111,034	1,959,750
		11,862,052
		63,630,094
Telecommunication services - 0.3%
Wireless telecommunication services - 0.3%
Telephone & Data Systems, Inc.	92,256	2,632,064
Utilities - 4.5%
Electric utilities - 2.8%
Entergy Corp.	34,102	2,696,104
FirstEnergy Corp.	677,308	19,804,486
Great Plains Energy, Inc.	26,400	758,472
Westar Energy, Inc.	16,733	886,012
		24,145,074

The accompanying notes are an integral part of the financial statements.

116

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Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Independent power and renewable electricity producers - 1.7%
Calpine Corp. (I)	174,900	$2,247,465
NRG Energy, Inc.	778,520	12,503,031
		14,750,496
		38,895,570
TOTAL COMMON STOCKS (Cost $618,470,410)		$789,465,351

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral Trust, 1.0209% (W)(Y)	1,486,557	14,875,236
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,873,949)		$14,875,236

SHORT-TERM INVESTMENTS - 8.9%
Money market funds - 8.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	2,770,466	2,770,466
T. Rowe Price Government Money Fund, 0.8310% (Y)	74,140,803	74,140,803
		76,911,269
TOTAL SHORT-TERM INVESTMENTS (Cost $76,911,269)		$76,911,269
Total Investments (Mid Value Fund) (Cost $710,255,628) - 101.6%		$881,251,856
Other assets and liabilities, net - (1.6%)		(14,114,621)
TOTAL NET ASSETS - 100.0%		$867,137,235

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $14,551,674.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

117

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Aggressive Portfolio (formerly Lifestyle II Aggressive Portfolio)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.3%
Equity - 67.3%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	10,430,294	$140,913,278
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $135,438,201)		$140,913,278

UNAFFILIATED INVESTMENT COMPANIES - 32.9%
Exchange-traded funds - 32.9%
Financial Select Sector SPDR Fund	157,259	3,656,272
iShares Edge MSCI Min Vol USA ETF	225,938	11,152,300
Vanguard Dividend Appreciation ETF	79,894	7,424,549
Vanguard Energy ETF	29,128	2,608,412
Vanguard FTSE Developed Markets ETF	130,128	5,405,517
Vanguard FTSE Emerging Markets ETF	168,205	6,852,672
Vanguard Health Care ETF	7,508	1,057,277
Vanguard Information Technology ETF	33,345	4,832,357
Vanguard Materials ETF	7,322	874,613
Vanguard Mid-Cap ETF	77,971	11,083,578
Vanguard REIT ETF	25,649	2,108,091
Vanguard S&P 500 ETF	34,388	7,622,788
Vanguard Small-Cap ETF	32,359	4,301,482
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $62,864,393)		$68,979,908

SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	872,535	872,535
TOTAL SHORT-TERM INVESTMENTS (Cost $872,535)		$872,535
Total Investments (Multi-Index Lifestyle Aggressive Portfolio (formerly Lifestyle II Aggressive Portfolio)) (Cost $199,175,129) - 100.6%		$210,765,721
Other assets and liabilities, net - (0.6%)		(1,283,822)
TOTAL NET ASSETS - 100.0%		$209,481,899

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

118

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Balanced Portfolio (formerly Lifestyle II Balanced Portfolio)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 39.7%
Equity - 39.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	18,243,777	$246,473,432
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $235,791,160)		$246,473,432

UNAFFILIATED INVESTMENT COMPANIES - 60.2%
Exchange-traded funds - 60.2%
Financial Select Sector SPDR Fund	326,422	7,589,312
iShares Edge MSCI Min Vol USA ETF	644,830	31,828,809
iShares J.P. Morgan USD Emerging Markets Bond ETF	91,078	10,531,349
iShares TIPS Bond ETF	44,951	5,154,981
PowerShares Senior Loan Portfolio	1,263,918	29,461,929
SPDR Bloomberg Barclays High Yield Bond ETF	1,158,685	43,323,232
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	100,208	2,819,853
Vanguard Dividend Appreciation ETF	227,610	21,151,797
Vanguard Energy ETF	43,827	3,924,708
Vanguard FTSE Developed Markets ETF	61,068	2,536,765
Vanguard FTSE Emerging Markets ETF	64,945	2,645,859
Vanguard Health Care ETF	44	6,196
Vanguard Information Technology ETF	64,003	9,275,315
Vanguard Intermediate-Term Bond ETF	729	61,899
Vanguard Intermediate-Term Corporate Bond ETF	667,742	58,641,102
Vanguard Materials ETF	11,017	1,315,981
Vanguard Mid-Cap ETF	124,977	17,765,481
Vanguard REIT ETF	75,364	6,194,167
Vanguard S&P 500 ETF	46,315	10,266,646
Vanguard Short-Term Bond ETF	257,018	20,569,151
Vanguard Short-Term Corporate Bond ETF	313,443	25,122,456
Vanguard Short-Term Inflation-Protected Securities ETF	208,541	10,312,352
Vanguard Small-Cap ETF	36,455	4,845,963
Vanguard Total Bond Market ETF	585,019	47,948,157
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $359,846,192)		$373,293,460

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	2,980,187	2,980,187
TOTAL SHORT-TERM INVESTMENTS (Cost $2,980,187)		$2,980,187
Total Investments (Multi-Index Lifestyle Balanced Portfolio (formerly Lifestyle II Balanced Portfolio)) (Cost $598,617,539) - 100.4%		$622,747,079
Other assets and liabilities, net - (0.4%)		(2,479,426)
TOTAL NET ASSETS - 100.0%		$620,267,653

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

119

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Conservative Portfolio (formerly Lifestyle II Conservative Portfolio)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 12.2%
Equity - 12.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,043,011	$14,091,073
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $13,130,379)		$14,091,073

UNAFFILIATED INVESTMENT COMPANIES - 87.9%
Exchange-traded funds - 87.9%
iShares Edge MSCI Min Vol USA ETF	77,243	3,812,714
iShares J.P. Morgan USD Emerging Markets Bond ETF	32,208	3,724,211
iShares TIPS Bond ETF	18,764	2,151,856
PowerShares Senior Loan Portfolio	321,697	7,498,757
SPDR Bloomberg Barclays High Yield Bond ETF	274,503	10,263,667
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	20,473	576,110
Vanguard Dividend Appreciation ETF	27,324	2,539,219
Vanguard Energy ETF	3,358	300,709
Vanguard FTSE Developed Markets ETF	3,715	154,321
Vanguard FTSE Emerging Markets ETF	2,169	88,365
Vanguard Intermediate-Term Bond ETF	74,850	6,355,514
Vanguard Intermediate-Term Corporate Bond ETF	259,672	22,804,395
Vanguard Materials ETF	844	100,816
Vanguard Mid-Cap ETF	4,354	618,921
Vanguard REIT ETF	16,832	1,383,422
Vanguard Short-Term Bond ETF	78,070	6,247,942
Vanguard Short-Term Corporate Bond ETF	121,906	9,770,766
Vanguard Short-Term Inflation-Protected Securities ETF	86,941	4,299,232
Vanguard Small-Cap ETF	86	11,432
Vanguard Total Bond Market ETF	226,216	18,540,663
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $99,561,899)		$101,243,032

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	551,079	551,079
TOTAL SHORT-TERM INVESTMENTS (Cost $551,079)		$551,079
Total Investments (Multi-Index Lifestyle Conservative Portfolio (formerly Lifestyle II Conservative Portfolio)) (Cost $113,243,357) - 100.6%		$115,885,184
Other assets and liabilities, net - (0.6%)		(684,070)
TOTAL NET ASSETS - 100.0%		$115,201,114

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

120

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Growth Portfolio (formerly Lifestyle II Growth Portfolio)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 53.3%
Equity - 53.3%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	20,631,503	$278,731,606
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $268,385,863)		$278,731,606

UNAFFILIATED INVESTMENT COMPANIES - 46.9%
Exchange-traded funds - 46.9%
Financial Select Sector SPDR Fund	335,328	7,796,376
iShares Edge MSCI Min Vol USA ETF	549,487	27,122,678
iShares J.P. Morgan USD Emerging Markets Bond ETF	55,692	6,439,666
iShares TIPS Bond ETF	22,861	2,621,699
PowerShares Senior Loan Portfolio	494,838	11,534,674
SPDR Bloomberg Barclays High Yield Bond ETF	490,573	18,342,524
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	37,257	1,048,412
Vanguard Dividend Appreciation ETF	194,524	18,077,115
Vanguard Energy ETF	54,571	4,886,833
Vanguard FTSE Developed Markets ETF	274,786	11,414,610
Vanguard FTSE Emerging Markets ETF	217,710	8,869,505
Vanguard Health Care ETF	9,340	1,315,259
Vanguard Information Technology ETF	63,687	9,229,520
Vanguard Intermediate-Term Bond ETF	617	52,389
Vanguard Intermediate-Term Corporate Bond ETF	284,479	24,982,946
Vanguard Materials ETF	13,717	1,638,496
Vanguard Mid-Cap ETF	155,154	22,055,141
Vanguard REIT ETF	63,629	5,229,668
Vanguard S&P 500 ETF	55,225	12,241,726
Vanguard Short-Term Bond ETF	109,467	8,760,644
Vanguard Short-Term Corporate Bond ETF	133,490	10,699,224
Vanguard Short-Term Inflation-Protected Securities ETF	105,944	5,238,931
Vanguard Small-Cap ETF	41,462	5,511,544
Vanguard Total Bond Market ETF	249,154	20,420,661
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $232,610,767)		$245,530,241

SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	1,186,183	1,186,183
TOTAL SHORT-TERM INVESTMENTS (Cost $1,186,183)		$1,186,183
Total Investments (Multi-Index Lifestyle Growth Portfolio (formerly Lifestyle II Growth Portfolio)) (Cost $502,182,813) - 100.4%		$525,448,030
Other assets and liabilities, net - (0.4%)		(2,047,615)
TOTAL NET ASSETS - 100.0%		$523,400,415

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

121

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Moderate Portfolio (formerly Lifestyle II Moderate Portfolio)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 26.2%
Equity - 26.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,347,056	$45,218,731
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $43,347,137)		$45,218,731

UNAFFILIATED INVESTMENT COMPANIES - 73.5%
Exchange-traded funds - 73.5%
iShares Edge MSCI Min Vol USA ETF	188,410	9,299,918
iShares J.P. Morgan USD Emerging Markets Bond ETF	34,331	3,969,694
iShares TIPS Bond ETF	18,455	2,116,419
PowerShares Senior Loan Portfolio	436,783	10,181,412
SPDR Bloomberg Barclays High Yield Bond ETF	430,247	16,086,935
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	19,834	558,129
Vanguard Dividend Appreciation ETF	66,687	6,197,223
Vanguard Energy ETF	7,151	640,372
Vanguard FTSE Developed Markets ETF	1,002	41,623
Vanguard FTSE Emerging Markets ETF	419	17,070
Vanguard Intermediate-Term Bond ETF	46,966	3,987,883
Vanguard Intermediate-Term Corporate Bond ETF	297,231	26,102,826
Vanguard Materials ETF	1,797	214,652
Vanguard Mid-Cap ETF	20,094	2,856,362
Vanguard REIT ETF	20,907	1,718,346
Vanguard S&P 500 ETF	2,916	646,390
Vanguard Short-Term Bond ETF	64,676	5,176,020
Vanguard Short-Term Corporate Bond ETF	139,543	11,184,371
Vanguard Short-Term Inflation-Protected Securities ETF	85,616	4,233,711
Vanguard Small-Cap ETF	3,161	420,192
Vanguard Total Bond Market ETF	258,772	21,208,954
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $124,053,826)		$126,858,502

SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	959,532	959,532
TOTAL SHORT-TERM INVESTMENTS (Cost $959,532)		$959,532
Total Investments (Multi-Index Lifestyle Moderate Portfolio (formerly Lifestyle II Moderate Portfolio)) (Cost $168,360,495) - 100.3%		$173,036,765
Other assets and liabilities, net - (0.3%)		(570,463)
TOTAL NET ASSETS - 100.0%		$172,466,302

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

122

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 96.6%
Consumer discretionary - 1.8%
Hotels, restaurants and leisure - 1.8%
Hilton Worldwide Holdings, Inc.	59,814	$3,975,837
Real estate - 94.8%
Equity real estate investment trusts - 93.9%
Diversified REITs - 1.1%
PS Business Parks, Inc.	18,000	2,273,040
Health care REITs - 2.8%
Healthcare Realty Trust, Inc.	182,800	6,079,928
Hotel and resort REITs - 4.4%
Host Hotels & Resorts, Inc.	204,062	3,671,075
Pebblebrook Hotel Trust	75,700	2,340,644
Sunstone Hotel Investors, Inc.	222,712	3,476,534
		9,488,253
Industrial REITs - 11.3%
DCT Industrial Trust, Inc.	130,000	6,852,300
EastGroup Properties, Inc.	30,344	2,471,215
Prologis, Inc.	215,130	11,948,320
Terreno Realty Corp.	98,600	3,222,248
		24,494,083
Office REITs - 21.1%
Alexandria Real Estate Equities, Inc.	50,400	5,880,672
Boston Properties, Inc.	44,703	5,423,368
Douglas Emmett, Inc.	205,539	7,802,260
Highwoods Properties, Inc.	53,400	2,691,360
Hudson Pacific Properties, Inc.	87,868	2,878,556
Kilroy Realty Corp.	77,000	5,637,940
Paramount Group, Inc.	126,924	1,957,168
SL Green Realty Corp.	76,921	7,771,329
Vornado Realty Trust	62,274	5,741,663
		45,784,316
Residential REITs - 22.1%
American Campus Communities, Inc.	70,094	3,326,661
AvalonBay Communities, Inc.	72,211	13,809,632
Camden Property Trust	97,177	8,095,816
Equity Residential	184,684	12,021,082
Essex Property Trust, Inc.	41,898	10,764,434
		48,017,625
Retail REITs - 25.5%
Acadia Realty Trust	118,500	3,217,275
Federal Realty Investment Trust	37,180	4,563,473
GGP, Inc.	399,554	8,902,063
Kimco Realty Corp.	223,435	3,919,050
Regency Centers Corp.	136,586	8,312,624
Simon Property Group, Inc.	75,786	11,689,991
The Macerich Company	114,303	6,562,135
Urban Edge Properties	200,837	4,787,954
Weingarten Realty Investors	109,322	3,289,499
		55,244,064
Specialized REITs - 5.6%
Public Storage	43,173	9,297,306

Real Estate Equity Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Weyerhaeuser Company	89,107	$2,936,967
		12,234,273
		203,615,582
Real estate management and development - 0.9%
Diversified real estate activities - 0.9%
Alexander & Baldwin, Inc.	47,500	1,900,950
		205,516,532
TOTAL COMMON STOCKS (Cost $101,290,020)		$209,492,369

SHORT-TERM INVESTMENTS - 4.2%
Money market funds - 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	928,060	928,060
T. Rowe Price Government Money Fund, 0.8310% (Y)	8,155,029	8,155,029
		9,083,089
TOTAL SHORT-TERM INVESTMENTS (Cost $9,083,089)		$9,083,089
Total Investments (Real Estate Equity Fund) (Cost $110,373,109) - 100.8%		$218,575,458
Other assets and liabilities, net - (0.8%)		(1,694,982)
TOTAL NET ASSETS - 100.0%		$216,880,476

Security Abbreviations and Legend

(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

123

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Real Estate Securities Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 99.9%
Consumer discretionary - 1.4%
Hotels, restaurants and leisure - 1.4%
Extended Stay America, Inc.	420,299	$7,649,442
Information technology - 0.9%
IT services - 0.9%
InterXion Holding NV (I)	111,133	4,939,862
Real estate - 97.6%
Equity real estate investment trusts - 97.6%
Diversified REITs - 6.3%
Colony NorthStar, Inc., Class A	842,029	11,897,870
Empire State Realty Trust, Inc., Class A	497,358	10,345,046
VEREIT, Inc.	1,365,548	11,293,082
		33,535,998
Health care REITs - 12.6%
CareTrust REIT, Inc.	158,013	2,883,737
HCP, Inc.	131,067	4,107,640
Healthcare Realty Trust, Inc.	91,878	3,055,862
Healthcare Trust of America, Inc., Class A	31,150	955,994
Sabra Health Care REIT, Inc.	278,457	6,524,248
Senior Housing Properties Trust	555,468	11,742,594
Welltower, Inc.	522,813	37,924,855
		67,194,930
Hotel and resort REITs - 5.7%
DiamondRock Hospitality Company	747,037	8,284,640
Host Hotels & Resorts, Inc.	61,668	1,109,407
MGM Growth Properties LLC, Class A	174,586	4,914,596
Pebblebrook Hotel Trust (L)	100,424	3,105,110
Sunstone Hotel Investors, Inc.	816,504	12,745,627
		30,159,380
Industrial REITs - 10.1%
Duke Realty Corp.	218,162	6,254,705
EastGroup Properties, Inc.	150,951	12,293,449
Prologis, Inc.	366,399	20,349,800
Rexford Industrial Realty, Inc.	551,850	15,037,913
		53,935,867
Office REITs - 12.6%
Alexandria Real Estate Equities, Inc.	173,857	20,285,635
Corporate Office Properties Trust	196,062	6,613,171
Hudson Pacific Properties, Inc.	450,061	14,743,998
Piedmont Office Realty Trust, Inc., Class A	294,198	6,234,056
Vornado Realty Trust	211,244	19,476,697
		67,353,557
Residential REITs - 17.4%
American Homes 4 Rent, Class A	302,316	6,793,041
AvalonBay Communities, Inc.	155,516	29,740,880
Camden Property Trust	190,369	15,859,641
Equity LifeStyle Properties, Inc.	104,007	8,778,191
Essex Property Trust, Inc.	94,860	24,371,431
Invitation Homes, Inc.	353,948	7,616,961
		93,160,145
Retail REITs - 15.3%
Agree Realty Corp.	156,330	7,117,705

Real Estate Securities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Brixmor Property Group, Inc.	276,988	$4,996,864
GGP, Inc.	719,263	16,025,180
Pennsylvania Real Estate Investment Trust	208,774	2,233,882
Retail Properties of America, Inc., Class A	664,283	8,170,681
Simon Property Group, Inc.	93,449	14,414,508
The Macerich Company	179,740	10,318,873
Urban Edge Properties	386,834	9,222,123
Weingarten Realty Investors	310,123	9,331,601
		81,831,417
Specialized REITs - 17.6%
CoreSite Realty Corp.	129,872	13,672,924
CubeSmart	124,803	3,115,083
DuPont Fabros Technology, Inc.	248,985	13,602,051
Equinix, Inc.	37,710	16,630,487
Four Corners Property Trust, Inc.	431,523	10,624,096
Gaming and Leisure Properties, Inc.	328,786	12,069,734
Public Storage	112,165	24,154,731
		93,869,106
TOTAL COMMON STOCKS (Cost $469,766,181)		$533,629,704

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral Trust, 1.0209% (W)(Y)	59,580	596,183
TOTAL SECURITIES LENDING COLLATERAL (Cost $596,183)		$596,183

SHORT-TERM INVESTMENTS - 0.1%
Repurchase agreement - 0.1%
Repurchase Agreement with State Street Corp. dated 05/31/2017 at 0.220% to be repurchased at $243,001 on 06/01/2017, collateralized by $255,000 U.S. Treasury Notes, 1.125% due 08/31/2021 (valued at $249,882, including interest)	$243,000	243,000
TOTAL SHORT-TERM INVESTMENTS (Cost $243,000)		$243,000
Total Investments (Real Estate Securities Fund) (Cost $470,605,364) - 100.1%		$534,468,887
Other assets and liabilities, net - (0.1%)		(397,463)
TOTAL NET ASSETS - 100.0%		$534,071,424

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $581,939.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

124

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 103.0%
U.S. Government - 102.2%
Treasury Inflation Protected Securities
0.125%, 04/15/2018 to 07/15/2026	$154,417,141	$154,855,642
0.125%, 04/15/2019 to 07/15/2022 (D)	83,806,923	84,564,428
0.250%, 01/15/2025	27,760,221	27,612,759
0.375%, 07/15/2023 to 01/15/2027	127,634,185	129,284,345
0.625%, 07/15/2021 to 02/15/2043	165,856,386	169,831,043
0.750%, 02/15/2042 to 02/15/2045	15,118,625	14,476,890
0.875%, 02/15/2047	7,069,650	6,987,289
1.000%, 02/15/2046	31,783,030	32,364,405
1.125%, 01/15/2021	891,584	934,457
1.250%, 07/15/2020	25,823,259	27,138,644
1.375%, 07/15/2018 (D)	395,696	404,807
1.375%, 01/15/2020 to 02/15/2044	40,493,888	44,200,845
1.625%, 01/15/2018 (D)	1,978,324	2,000,863
1.750%, 01/15/2028	14,371,942	16,299,449
1.875%, 07/15/2019	22,036,740	23,176,392
2.000%, 01/15/2026	8,057,779	9,162,573
2.125%, 02/15/2040	16,614,704	21,016,254
2.125%, 02/15/2041 (D)	1,736,686	2,207,968
2.375%, 01/15/2025 to 01/15/2027	101,729,092	117,519,280
2.500%, 01/15/2029	37,664,867	46,145,865
3.625%, 04/15/2028	85,184,040	113,312,321
3.875%, 04/15/2029	13,206,115	18,274,965
U.S. Treasury Bonds 3.000%, 02/15/2047 to 05/15/2047	10,330,000	10,595,941
U.S. Treasury Notes
1.875%, 04/30/2022	100,000	100,523
2.000%, 02/15/2025 (D)	1,660,000	1,648,264
2.000%, 11/15/2026	400,000	392,938
2.125%, 12/31/2021 (D)	500,000	508,731
2.750%, 02/15/2024	6,700,000	7,018,511
		1,082,036,392
U.S. Government Agency - 0.8%
Federal National Mortgage Association
1.863%, 10/01/2044 (P)	23,843	24,009
3.500%, TBA (C)	8,000,000	8,245,468
		8,269,477
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,090,902,305)		$1,090,305,869

FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
Argentina - 0.3%
Republic of Argentina 6.875%, 01/26/2027	3,000,000	3,186,000

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada - 0.3%
Canadian Government Real Return Bond 4.250%, 12/01/2026	CAD	2,810,081	$2,937,183
France - 0.3%
Government of France 0.100%, 03/01/2021	EUR	2,606,006	3,085,833
Greece - 0.1%
Republic of Greece 3.800%, 08/08/2017	JPY	116,000,000	1,031,473
Japan - 0.7%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2027		739,519,000	7,068,533
Mexico - 0.1%
Government of Mexico 4.750%, 06/14/2018	MXN	11,246,000	588,054
New Zealand - 0.3%
Dominion of New Zealand, Indexed Linked Bond
2.086%, 09/20/2025	NZD	3,900,000	3,008,020
3.102%, 09/20/2030		600,000	510,511
			3,518,531
Spain - 0.0%
Autonomous Community of Catalonia 4.950%, 02/11/2020	EUR	300,000	359,811
United Kingdom - 0.5%
Government of United Kingdom, Inflation Linked Bond 0.125%, 03/22/2046 to 03/22/2068	GBP	2,025,726	5,499,874
			5,499,874
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $26,905,665)			$27,275,292

CORPORATE BONDS - 5.2%
Consumer discretionary - 0.1%
General Motors Financial Company, Inc. 2.350%, 10/04/2019		$100,000	99,953
Time Warner Cable LLC 8.250%, 04/01/2019		100,000	110,808
Volkswagen Group of America Finance LLC 2.125%, 05/23/2019(S)		300,000	300,292
			511,053
Energy - 0.5%
Kinder Morgan Energy Partners LP 6.850%, 02/15/2020		100,000	111,740
Kinder Morgan, Inc. 7.250%, 06/01/2018		100,000	105,207
Petrobras Global Finance BV

The accompanying notes are an integral part of the financial statements.

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Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
4.375%, 05/20/2023		$200,000	$189,970
6.125%, 01/17/2022		700,000	725,725
7.375%, 01/17/2027		1,500,000	1,608,000
8.375%, 05/23/2021		2,200,000	2,471,480
			5,212,122
Financials - 4.0%
Ally Financial, Inc.
3.600%, 05/21/2018		5,700,000	5,778,375
6.250%, 12/01/2017		3,200,000	3,268,800
American Tower Corp. 2.800%, 06/01/2020		100,000	101,613
Bank of America NA 1.750%, 06/05/2018		2,200,000	2,204,026
BRFkredit A/S
2.000%, 10/01/2017	DKK	4,900,000	745,628
2.500%, 10/01/2047		1,047,903	160,870
4.000%, 01/01/2018		2,500,000	387,203
CIT Group, Inc. 3.875%, 02/19/2019		$100,000	102,625
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022		500,000	518,132
Deutsche Bank AG 4.250%, 10/14/2021		4,400,000	4,584,549
HSBC Holdings PLC 6.000%, 03/29/2040	GBP	400,000	687,521
ING Bank NV 2.625%, 12/05/2022(S)		$1,200,000	1,216,231
Intesa Sanpaolo SpA 6.500%, 02/24/2021(S)		600,000	668,561
JPMorgan Chase & Co. (7.900% to 04/30/2018, then 3 month LIBOR + 3.470%) 04/30/2018(Q)		1,500,000	1,556,700
Lehman Brothers Holdings, Inc. 1.000%, 04/05/2011(H)	EUR	36,000	3,033
MetLife, Inc. 6.817%, 08/15/2018		$100,000	106,108
Navient Corp. 5.500%, 01/15/2019		900,000	933,750
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/2017	DKK	3,900,000	591,446
2.000%, 10/01/2017 to 01/01/2018		7,600,000	1,156,537
2.500%, 10/01/2047		1,691,679	259,700
Nykredit Realkredit A/S
1.000%, 07/01/2017 to 10/01/2017		17,600,000	2,667,956
2.000%, 10/01/2017 to 04/01/2018		12,000,000	1,837,053
2.500%, 10/01/2047		5,889,454	908,574
4.000%, 01/01/2018		800,000	123,750
Realkredit Danmark A/S
1.000%, 01/01/2018 to 04/01/2018		13,000,000	1,981,582
2.000%, 01/01/2018		1,500,000	229,690

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
2.500%, 10/01/2047	DKK	5,855,985	$897,407
Royal Bank of Scotland Group PLC 4.700%, 07/03/2018		$100,000	102,198
Santander Holdings USA, Inc. 2.642%, 11/24/2017(P)		4,800,000	4,825,104
Synchrony Financial 2.580%, 11/09/2017(P)		300,000	301,215
The Goldman Sachs Group, Inc. 2.331%, 09/15/2020(P)		2,000,000	2,030,780
The Toronto-Dominion Bank 2.250%, 03/15/2021(S)		1,800,000	1,805,234
			42,741,951
Industrials - 0.1%
AerCap Ireland Capital DAC
3.750%, 05/15/2019		100,000	102,951
4.625%, 10/30/2020		300,000	319,293
International Lease Finance Corp.
5.875%, 04/01/2019		100,000	106,504
6.250%, 05/15/2019		400,000	430,020
8.250%, 12/15/2020		200,000	237,316
Ryder System, Inc. 2.450%, 09/03/2019		100,000	100,866
			1,296,950
Information technology - 0.1%
Dell International LLC 3.480%, 06/01/2019(S)		200,000	204,730
eBay, Inc. 2.750%, 01/30/2023		700,000	700,584
QUALCOMM, Inc. 2.900%, 05/20/2024		300,000	299,361
			1,204,675
Telecommunication services - 0.4%
AT&T, Inc.
1.808%, 01/15/2020 (P)		1,100,000	1,106,221
2.023%, 07/15/2021 (P)		3,100,000	3,130,587
Telefonica Emisiones SAU
5.134%, 04/27/2020		100,000	108,181
5.877%, 07/15/2019		200,000	215,657
			4,560,646
TOTAL CORPORATE BONDS (Cost $49,695,198)			$55,527,397

TERM LOANS (M) - 0.1%
Consumer discretionary - 0.1%
PetSmart, Inc. TBD 01/24/2018 (T)		700,000	697,375
TOTAL TERM LOANS (Cost $697,375)			$697,375

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority (West Virginia) 7.467%, 06/01/2047		610,000	590,279
TOTAL MUNICIPAL BONDS (Cost $583,820)			$590,279

The accompanying notes are an integral part of the financial statements.

126

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Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
Commercial and residential - 1.5%
Banc of America Alternative Loan Trust, Series 2004-12, Class 1CB1 6.000%, 01/25/2035		$2,490,933	$2,477,475
Banc of America Mortgage Trust, Series 2005-A, Class 2A2 3.466%, 02/25/2035 (P)		218,479	216,570
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-3, Class 3A2, 3.190%, 05/25/2033 (P)		31,959	32,232
Series 2005-5, Class A2, 2.820%, 08/25/2035 (P)		140,634	139,843
Bear Stearns ALT-A Trust, Series 2004-9, Class 6A1 3.530%, 09/25/2034 (P)		57,613	56,844
Bella Vista Mortgage Trust, Series 2005-1, Class 1A1 1.610%, 01/22/2045 (P)		585,572	547,939
Citicorp Mortgage Securities Trust, Series 2007-3, Class 3A1 5.500%, 04/25/2037		120,695	120,032
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1, 3.430%, 05/25/2035 (P)		20,010	19,956
Series 2005-6, Class A3, 2.830%, 09/25/2035 (P)		21,979	21,353
Series 2015-2, Class 1A1, 1.191%, 06/25/2047 (P)(S)		1,584,516	1,571,008
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 4A1 5.500%, 09/25/2034		943,541	962,935
GSR Mortgage Loan Trust, Series 2004-12, Class 3A6 3.112%, 12/25/2034 (P)		811,130	813,560
HarborView Mortgage Loan Trust, Series 2004-1, Class 2A 3.275%, 04/19/2034 (P)		2,682,596	2,661,687
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A2 3.197%, 07/25/2035 (P)		158,966	159,328
Marche Mutui 4 SRL, Series 4, Class A 0.062%, 02/25/2055 (P)	EUR	4,658	5,233
Marche Mutui SRL, Series 6, Class A1 1.921%, 01/27/2064 (P)		77,781	87,780
MASTR Alternative Loan Trust, Series 2006-2, Class 2A1 1.424%, 03/25/2036 (P)		$513,727	115,066
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4 5.809%, 12/12/2049		502,908	505,233
New York Mortgage Trust, Inc., Series 2006-1, Class 2A3 3.583%, 05/25/2036 (P)		649,579	595,239

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
Collateralized mortgage obligations (continued)
Commercial and residential (continued)
Residential Accredit Loans Trust, Series 2006-QO6, Class A1 1.204%, 06/25/2046 (P)		$791,501	$345,879
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1 1.344%, 10/25/2035 (P)		1,496,855	1,367,598
Swan Trust, Series 2010-1, Class A 2.925%, 04/25/2041 (P)	AUD	437,199	326,185
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1 2.725%, 09/25/2037 (P)		$2,211,588	2,199,050
WaMu Mortgage Pass-Through Certificates
Series 2006-5, Class 3A6, 6.268%, 07/25/2036		589,742	272,086
Series 2007-HY3, Class 4A1, 3.144%, 03/25/2037 (P)		401,224	393,400
			16,013,511
U.S. Government Agency - 0.1%
Federal National Mortgage Association
Series 2003-34, Class A1, 6.000%, 04/25/2043		8,314	9,465
Series 2004-T3, Class 1A1, 6.000%, 02/25/2044		8,891	10,233
Series 2004-W12, Class 1A1, 6.000%, 07/25/2044		55,037	63,664
Series 2007-63, Class FC, 1.374%, 07/25/2037 (P)		446,637	448,387
			531,749
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,958,076)			$16,545,260

ASSET BACKED SECURITIES - 2.2%
Ares XXXI CLO, Ltd., Series 2014- 31A, Class A1R 2.234%, 08/28/2025(P)(S)		500,000	499,999
Atlas Senior Loan Fund II, Ltd., Series 2012-2A, Class AR 2.400%, 01/30/2024(P)(S)		607,795	607,798
Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1 3.475%, 04/28/2032(P)(S)		594,664	594,679
CELF Low Levered Partners PLC, Series 2006-1A, Class A3 0.027%, 03/04/2024(P)(S)	EUR	53,114	59,634
CIFC Funding, Ltd., Series 2012- 2A, Class A1R 2.450%, 12/05/2024(P)(S)		$1,313,921	1,316,666
CIT Mortgage Loan Trust, Series 2007-1, Class 1A 2.374%, 10/25/2037(P)(S)		2,427,668	2,409,080
Citigroup Mortgage Loan Trust, Inc.

The accompanying notes are an integral part of the financial statements.

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Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
Asset backed securities (continued)
Series 2005-HE4, Class M3, 1.484%, 10/25/2035 (P)		$1,400,000	$1,148,722
Series 2007-OPX1, Class A5A, 5.764%, 01/25/2037		471,978	311,619
Cordatus CLO I PLC, Series 2006- 1X, Class A2 0.758%, 01/30/2024(P)	GBP	101,698	130,999
Cordatus Loan Fund II PLC
Series 2007-1X, Class A1F, 0.042%, 07/25/2024 (P)	EUR	147,832	165,926
Series 2007-1X, Class A2, 0.759%, 07/25/2024 (P)	GBP	60,409	77,417
CSMC Trust, Series 2017-1, Class A 4.500%, 03/25/2021(S)		$1,467,577	1,469,774
CVP Cascade CLO-1, Ltd., Series 2013-CLO1, Class A1R 2.308%, 01/16/2026(P)(S)		400,000	400,001
CWABS Asset-Backed Certificates Trust, Series 2005-11, Class MV3 1.554%, 02/25/2036(P)		1,900,000	1,868,872
Eaton Vance CDO X PLC, Series 2007-10X, Class VFNU 1.472%, 02/22/2027(P)		186,072	185,511
Finn Square CLO, Ltd., Series 2012- 1A, Class A1R 2.367%, 12/24/2023(P)(S)		388,960	389,121
Highlander Euro CDO III BV, Series 2007-3A, Class A 0.069%, 05/01/2023(P)(S)	EUR	638,666	715,484
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 1A1 1.254%, 01/25/2046(P)		$229,467	228,573
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC7, Class M3 1.999%, 07/25/2034(P)		103,075	99,750
Navient Student Loan Trust, Series 2016-7A, Class A 2.174%, 03/25/2066(P)(S)		1,628,382	1,643,580
SLM Student Loan Trust, Series 2008-9, Class A 2.656%, 04/25/2023(P)		5,183,135	5,292,502
Structured Asset Investment Loan Trust, Series 2005-10, Class A1 1.244%, 12/25/2035(P)		1,026,985	999,997
Symphony CLO XV, Ltd., Series 2014-15A, Class AR 2.338%, 10/17/2026(P)(S)		400,000	400,092
VOLT LV LLC, Series 2017-NPL2, Class A1 3.500%, 03/25/2047(S)		480,839	481,256
VOLT LVII LLC, Series 2017- NPL4, Class A1 3.375%, 04/25/2047(S)		785,148	784,994
Voya CLO, Ltd.
Series 2012-2AR, Class AR, 2.458%, 10/15/2022 (P)(S)		577,212	577,575

Real Return Bond Fund (continued)

	Shares or Principal Amount	Value
Asset backed securities (continued)
Series 2012-3AR, Class AR, 2.478%, 10/15/2022 (P)(S)	$648,915	$649,397
TOTAL ASSET BACKED SECURITIES (Cost $23,462,141)		$23,509,018

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)	1,029	8,808
TOTAL COMMON STOCKS (Cost $3,241)		$8,808

PURCHASED OPTIONS - 0.1%
Call options - 0.0%
Over the Counter Option on an Interest Rate Floor based on 3-month LIBOR (Expiration Date: 12/06/2019; Strike Rate: 1.600%; Counterparty: Nomura Global Financial Products, Inc.) (I)	44,200,000	190,856
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR (Expiration Date: 06/15/2018; Strike Rate: 2.150%; Counterparty: Nomura Global Financial Products, Inc.) (I)	2,200,000	65,349
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR (Expiration Date: 06/15/2018; Strike Rate: 2.150%; Counterparty: Deutsche Bank Securities, Inc.) (I)	3,700,000	109,905
		366,110
Put options - 0.1%
Exchange Traded Option on 3-Month Pound Sterling Futures (Expiration Date: 06/21/2017; Strike Price: $98.50) (I)	36,500,000	0
Exchange Traded Option on Eurodollar Futures (Expiration Date: 03/19/2018; Strike Price: $98.25) (I)	1,377,500	44,769
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 2.720% and pay a floating rate based on 3-month LIBOR (Expiration Date: 07/16/2018; Strike Rate: 2.720%; Counterparty: Morgan Stanley Company, Inc.) (I)	18,500,000	255,467
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 2.765% and pay a floating rate based on 3-month LIBOR (Expiration Date: 07/16/2018; Strike Rate: 2.765%; Counterparty: Morgan Stanley Company, Inc.) (I)	24,300,000	307,832

The accompanying notes are an integral part of the financial statements.

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		Shares or Principal Amount	Value

Purchased options (continued)
Put options (continued)
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR (Expiration Date: 06/15/2018; Strike Rate: 2.150%; Counterparty: Deutsche Bank Securities, Inc.) (I)		3,700,000	$404,950
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR (Expiration Date: 06/15/2018; Strike Rate: 2.150%; Counterparty: Nomura Global Financial Products, Inc.) (I)		2,200,000	240,781
			1,253,799
TOTAL PURCHASED OPTIONS (Cost $2,361,065)			$1,619,909

SHORT-TERM INVESTMENTS - 5.3%
Certificate of deposit - 2.7%
Barclays Bank PLC
1.906%, 09/08/2017 *		$2,700,000	2,706,245
1.949%, 11/06/2017 *		2,400,000	2,406,274
Mitsubishi UFJ Trust & Banking Corp. 1.872%, 09/19/2017*		3,100,000	3,106,826
Natixis SA 1.846%, 09/25/2017*		4,800,000	4,810,411
Norinchukin Bank 1.871%, 10/11/2017*		5,000,000	5,013,850
Sumitomo Mitsui Banking Corp. 1.831%, 09/15/2017*		3,300,000	3,306,838
Sumitomo Mitsui Trust Bank, Ltd.
1.860%, 10/06/2017 *		1,400,000	1,403,286
1.882%, 09/18/2017 *		6,100,000	6,113,164
			28,866,894
Foreign government - 2.5%
Argentina Treasury Bill
2.549%, 07/14/2017 *		200,000	199,449
2.598%, 06/16/2017 *		300,000	299,760
2.764%, 11/24/2017 *		100,000	98,649
2.779%, 10/27/2017 *		200,000	197,661
2.820%, 10/13/2017 *		400,000	395,778
2.868%, 09/29/2017 *		1,000,000	990,008
3.087%, 12/15/2017 *		800,000	787,649
3.248%, 09/15/2017 *		900,000	892,415
Japan Treasury Discount Bill
(0.141)%, 07/10/2017 *	JPY	1,310,000,000	11,829,838
(0.138)%, 08/07/2017 *		950,000,000	8,580,083
Mexico Cetes
6.435%, 08/31/2017 *	MXN	450,000	237,055
6.493%, 08/17/2017 *		2,111,500	1,115,474
6.501%, 11/30/2017 *		1,220,000	631,285
6.521%, 01/04/2018 *		521,500	268,010
			26,523,114

Real Return Bond Fund (continued)

	Shares or Principal Amount	Value

Short-term investments (continued)
Repurchase agreement - 0.1%
Repurchase Agreement with State Street Corp. dated 05/31/2017 at 0.220% to be repurchased at $304,002 on 06/01/2017, collateralized by $320,000 U.S. Treasury Notes, 1.125% due 08/31/2021 (valued at $313,578, including interest)	$304,000	$304,000
TOTAL SHORT-TERM INVESTMENTS (Cost $55,432,541)		$55,694,008

Total Investments (Real Return Bond Fund) (Cost $1,266,304,052) - 120.1%		$1,271,075,840
Other assets and liabilities, net - (20.1%)		(212,588,885)

TOTAL NET ASSETS - 100.0%		$1,058,486,955
SALE COMMITMENTS OUTSTANDING - (0.5)%
U.S. Government Agency - (0.5)%
Federal National Mortgage Association 3.500%, TBA(C)	$(5,000,000)	$(5,160,156)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost ($5,152,539))		$(5,160,156)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	373	Long	Sep 2017	$44,052,560	$44,130,562	$78,002
German Euro BUND Futures	1	Long	Sep 2017	182,927	184,566	1,639
2-Year U.S. Treasury Note Futures	295	Short	Sep 2017	(63,818,290)	(63,862,891)	(44,601)
10-Year Japan Government Bond Futures	15	Short	Jun 2017	(20,351,193)	(20,406,772)	(55,579)
10-Year U.S. Treasury Note Futures	378	Short	Sep 2017	(47,689,623)	(47,740,219)	(50,596)
German Euro BOBL Futures	39	Short	Jun 2017	(5,789,099)	(5,791,327)	(2,228)
U.K. Long Gilt Bond Futures	46	Short	Sep 2017	(7,553,177)	(7,582,841)	(29,664)
U.S. Treasury Long Bond Futures	86	Short	Sep 2017	(13,074,330)	(13,227,875)	(153,545)
						($256,572)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

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FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	6,744,000	USD	5,024,280	Bank of America N.A.	6/2/2017	-	($13,149)
BRL	2,623,140	USD	780,000	BNP Paribas SA	6/2/2017	$30,624	-
BRL	13,922,765	USD	4,289,391	Deutsche Bank AG London	6/2/2017	13,137	-
BRL	2,888,659	USD	890,544	Goldman Sachs Bank USA	6/2/2017	2,133	-
BRL	13,922,765	USD	4,446,463	Standard Chartered Bank London	6/2/2017	-	(143,935)
BRL	13,922,765	USD	4,290,132	Deutsche Bank AG London	7/5/2017	-	(18,611)
BRL	2,888,659	USD	869,502	Goldman Sachs Bank USA	7/5/2017	16,742	-
GBP	13,535,000	USD	17,396,196	Citibank N.A.	6/2/2017	42,983	-
GBP	1,320,000	USD	1,705,339	Goldman Sachs Bank USA	6/2/2017	-	(4,584)
INR	171,146,994	USD	2,607,954	Standard Chartered Bank London	7/20/2017	28,341	-
JPY	928,085,149	USD	8,369,421	Goldman Sachs Bank USA	6/2/2017	10,580	-
MXN	3,000,000	USD	158,320	Standard Chartered Bank	6/1/2017	2,572	-
MXN	3,000,000	USD	157,444	BNP Paribas SA	7/6/2017	2,532	-
MXN	40,594,624	USD	2,102,902	BNP Paribas SA	8/8/2017	50,339	-
MXN	38,370,000	USD	1,934,128	BNP Paribas SA	3/1/2018	34,291	-
USD	5,058,000	AUD	6,744,000	Deutsche Bank AG London	6/2/2017	46,869	-
USD	5,021,582	AUD	6,744,000	Bank of America N.A.	7/5/2017	13,086	-
USD	808,688	BRL	2,623,140	BNP Paribas SA	6/2/2017	-	(1,937)
USD	4,319,145	BRL	13,922,765	Deutsche Bank AG London	6/2/2017	16,617	-
USD	875,617	BRL	2,888,659	Goldman Sachs Bank USA	6/2/2017	-	(17,061)
USD	4,292,248	BRL	13,922,765	Standard Chartered Bank London	6/2/2017	-	(10,280)
USD	3,665,297	CAD	5,011,000	Citibank N.A.	8/15/2017	-	(49,115)
USD	39,824	CNH	275,000	Credit Suisse International	7/5/2017	-	(626)
USD	1,861,252	DKK	12,694,671	Bank of America N.A.	7/3/2017	-	(59,305)
USD	462,214	DKK	3,030,000	Barclays Bank PLC Wholesale	7/3/2017	3,810	-
USD	4,751,455	DKK	31,027,000	HSBC Bank USA	10/2/2017	33,961	-
USD	480,489	DKK	3,135,000	JPMorgan Chase Bank N.A.	10/2/2017	3,829	-
USD	811,309	DKK	5,323,000	HSBC Bank USA	10/3/2017	1,929	-
USD	1,831,243	DKK	12,500,000	Goldman Sachs Bank USA	1/2/2018	-	(79,571)
USD	1,683,301	DKK	11,300,000	BNP Paribas SA	4/3/2018	-	(53,799)
USD	4,931,442	EUR	4,514,000	Goldman Sachs Bank USA	6/2/2017	-	(139,357)
USD	9,040,199	GBP	7,051,000	Goldman Sachs Bank USA	6/2/2017	-	(44,667)
USD	10,162,377	GBP	7,804,000	HSBC Bank USA	6/2/2017	107,308	-
USD	17,415,229	GBP	13,535,000	Citibank N.A.	7/5/2017	-	(42,456)
USD	8,353,226	JPY	928,085,149	Morgan Stanley Bank, N.A.	6/2/2017	-	(26,776)
USD	8,382,234	JPY	928,085,149	Goldman Sachs Bank USA	7/5/2017	-	(10,288)
USD	11,904,708	JPY	1,310,000,000	Citibank N.A.	7/10/2017	55,986	-
USD	359,573	JPY	40,000,000	Bank of America N.A.	8/7/2017	-	(2,666)
USD	5,404,665	JPY	600,000,000	Citibank N.A.	8/7/2017	-	(28,915)
USD	2,792,033	JPY	310,000,000	UBS AG	8/7/2017	-	(15,317)
USD	148,270	MXN	3,000,000	Nomura Global Financial Products, Inc.	6/1/2017	-	(12,622)
USD	147,565	MXN	3,000,000	Nomura Global Financial Products, Inc.	7/6/2017	-	(12,410)
USD	146,546	MXN	2,778,000	Bank of America N.A.	8/8/2017	-	(806)
USD	523,259	MXN	10,450,000	Bank of America N.A.	8/17/2017	-	(30,264)
USD	533,901	MXN	10,665,000	BNP Paribas SA	8/17/2017	-	(31,010)
USD	219,630	MXN	4,500,000	Nomura Global Financial Products, Inc.	8/31/2017	-	(18,215)
USD	591,687	MXN	12,200,000	Nomura Global Financial Products, Inc.	11/30/2017	-	(43,661)
USD	254,670	MXN	5,215,000	Goldman Sachs Bank USA	1/4/2018	-	(15,346)
USD	1,834,858	MXN	38,370,000	BNP Paribas SA	3/1/2018	-	(133,561)
USD	3,365,382	NZD	4,879,000	Goldman Sachs Bank USA	6/2/2017	-	(91,388)
						$517,669	($1,151,698)

The accompanying notes are an integral part of the financial statements.

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WRITTEN OPTIONS

Options on exchange-traded futures contracts

Name of issuer	Exercise price	Expiration date	Number of contracts		Notional amount	Premium	Value
Calls
10-Year U.S. Treasury Note	$126.00	Jun 2017	84	USD	84,000	$29,015	($59,063)
10-Year U.S. Treasury Note	127.00	Jun 2017	84	USD	84,000	22,213	(23,625)
10-Year U.S. Treasury Note	127.50	Aug 2017	90	USD	90,000	46,300	(53,438)
Eurodollar Futures	98.75	Mar 2018	551	USD	1,377,500	62,780	(61,985)
						$160,308	($198,111)
Puts
3-Month Pound Sterling Futures	$98.00	Jun 2017	292	GBP	36,500,000	$5,083	-
10-Year U.S. Treasury Note	124.00	Jun 2017	84	USD	84,000	21,973	($3,938)
10-Year U.S. Treasury Note	125.00	Jun 2017	84	USD	84,000	22,213	(10,500)
10-Year U.S. Treasury Note	124.50	Aug 2017	90	USD	90,000	39,268	(35,156)
						$88,537	($49,594)
						$248,845	($247,705)

The accompanying notes are an integral part of the financial statements.

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WRITTEN OPTIONS (CONTINUED)

Interest rate swaptions

Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date	Number of contracts		Notional amount	Premium	Value
Calls
5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.80%	Nov 2017	10,000,000	USD	10,000,000	$87,000	($8,420)
									$87,000	($8,420)
Puts
5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.60%	Nov 2017	10,000,000	USD	10,000,000	$87,000	($82,740)
									$87,000	($82,740)
									$174,000	($91,160)

The accompanying notes are an integral part of the financial statements.

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WRITTEN OPTIONS (CONTINUED)

Credit default swaptions

Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date	Number of contracts		Notional amount	Premium	Value
Calls
5-Year Credit Default Swap	Barclays Bank PLC	ITRAXX.O	Sell	0.68%	Jun 2017	3,500,000	EUR	3,500,000	$3,006	($9,805)
5-Year Credit Default Swap	Citibank N.A.	ITRAXX.O	Sell	0.68%	Jun 2017	5,400,000	EUR	5,400,000	7,088	(32,439)
									$10,094	($42,244)
Puts
5-Year Credit Default Swap	Barclays Bank PLC	ITRAXX.O	Sell	1.00%	Jun 2017	3,500,000	EUR	3,500,000	$6,011	($155)
5-Year Credit Default Swap	Citibank N.A.	ITRAXX.O	Sell	1.00%	Jun 2017	5,400,000	EUR	5,400,000	7,812	(5)
									$13,823	($160)
									$23,917	($42,404)

The accompanying notes are an integral part of the financial statements.

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WRITTEN OPTIONS (CONTINUED)

Inflation floors

Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date	Number of contracts		Notional amount	Premium	Value
Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or $0	Apr 2020	23,900,000	USD	23,900,000	$213,520	($48)
Floor- OTC YOY CPURNSA Index	Deutsche Bank AG	233.546	Maximum of (0.0% - (Final Index/Initial Index - 1)) or $0	Jan 2018	900,000	USD	900,000	8,730	-
Floor- OTC YOY CPURNSA Index	JPMorgan Chase Bank	238.812	Maximum of (0.0% - (Final Index/Initial Index - 1)) or $0	Mar 2020	5,900,000	USD	5,900,000	66,670	(25,258)
Floor- OTC YOY CPURNSA Index	JPMorgan Chase Bank	238.643	Maximum of (0.0% - (Final Index/Initial Index - 1)) or $0	Oct 2020	3,000,000	USD	3,000,000	55,371	(17,073)
								$344,291	($42,379)

The accompanying notes are an integral part of the financial statements.

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WRITTEN OPTIONS (CONTINUED)

Inflation caps

Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date	Number of contracts		Notional amount	Premium	Value
Cap- Eurostat Eurozone HICP Ex Tob	Goldman Sachs Bank USA	117.200	Maximum of ((Final Index/Initial Index -1) -3.000%) or 0	Jun 2035	1,700,000	EUR	1,700,000	$77,340	($15,776)
Cap- OTC CPURNSA Index	JPMorgan Chase Bank	233.900	Maximum of ((Final Index/Initial Index -1) -4.000%) or 0	Apr 2024	5,700,000	USD	5,700,000	41,468	(1,374)
Cap- OTC CPURNSA Index	JPMorgan Chase Bank	234.800	Maximum of ((Final Index/Initial Index -1) -4.000%) or 0	May 2024	500,000	USD	500,000	3,475	(126)
								$122,283	($17,276)

The accompanying notes are an integral part of the financial statements.

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WRITTEN OPTIONS (CONTINUED)

Interest rate floors

Description	Counterparty (OTC)	Strike rate	Exercise index	Expiration date	Number of contracts		Notional amount	Premium	Value
Floor - 3-Month LIBOR	Nomura Global Financial Products, Inc.	0.9425%	3-Month LIBOR	Dec 2019	88,400,000	USD	88,400,000	$614,933	($60,024)
							88,400,000	$614,933	($60,024)

The accompanying notes are an integral part of the financial statements.

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SWAPS

Interest rate swaps

Centrally cleared	Notional amount	Currency	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	5,600,000	USD	Fixed 1.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2018	($9,824)	$21,575	$11,751
Centrally cleared	25,500,000	USD	Fixed 1.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2019	165,975	(23,939)	142,036
Centrally cleared	54,200,000	MXN	MXN-TIIE-Banxico	Fixed 5.610%	Monthly	Monthly	Jul 2021	(131,530)	(61,689)	(193,219)
Centrally cleared	10,500,000	MXN	MXN-TIIE-Banxico	Fixed 6.750%	Monthly	Monthly	Aug 2021	(5,710)	(8,781)	(14,491)
Centrally cleared	35,300,000	MXN	MXN-TIIE-Banxico	Fixed 7.030%	Monthly	Monthly	Nov 2021	(2,252)	(28,095)	(30,347)
Centrally cleared	8,300,000	MXN	MXN-TIIE-Banxico	Fixed 7.388%	Monthly	Monthly	Nov 2021	-	(833)	(833)
Centrally cleared	70,000,000	JPY	Fixed 1.000%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2023	(6,754)	(29,451)	(36,205)
Centrally cleared	12,000,000	USD	USD-LIBOR-BBA	Fixed 2.660%	Semi-Annual	Quarterly	Oct 2023	-	307,165	307,165
Centrally cleared	13,000,000	USD	USD-LIBOR-BBA	Fixed 2.678%	Semi-Annual	Quarterly	Oct 2023	-	344,743	344,743
Centrally cleared	4,000,000	USD	USD-LIBOR-BBA	Fixed 2.670%	Semi-Annual	Quarterly	Nov 2023	-	102,489	102,489
Centrally cleared	4,000,000	USD	USD-LIBOR-BBA	Fixed 2.681%	Semi-Annual	Quarterly	Dec 2023	-	102,525	102,525
Centrally cleared	8,200,000	USD	USD-LIBOR-BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2023	(70,568)	210,252	139,684
Centrally cleared	4,800,000	USD	Fixed 2.500%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Feb 2026	32,181	(49,344)	(17,163)
Centrally cleared	45,450,000	USD	Fixed 2.400%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Mar 2026	516,687	(462,983)	53,704
Centrally cleared	7,000,000	USD	Fixed 2.300%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Apr 2026	(29,094)	71,756	42,662
Centrally cleared	7,900,000	USD	Fixed 2.300%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Apr 2026	(30,810)	79,542	48,732
Centrally cleared	4,800,000	USD	Fixed 1.850%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jul 2026	(7,560)	138,132	130,572
Centrally cleared	33,300,000	USD	Fixed 2.000%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jul 2026	545,594	139,307	684,901
Centrally cleared	1,100,000	MXN	MXN-TIIE-Banxico	Fixed 7.380%	Monthly	Monthly	Nov 2026	-	(857)	(857)
Centrally cleared	57,500,000	MXN	MXN-TIIE-Banxico	Fixed 8.035%	Monthly	Monthly	Dec 2026	(13,754)	111,949	98,195
Centrally cleared	13,900,000	USD	Fixed 1.750%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2026	(372,751)	760,954	388,203
Centrally cleared	12,940,000	GBP	Fixed 1.500%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2027	(147,739)	(371,381)	(519,120)
Centrally cleared	5,800,000	JPY	Fixed 1.500%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Dec 2045	(17,996)	7,600	(10,396)
Centrally cleared	20,000	USD	Fixed 2.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2046	(1,722)	934	(788)
Centrally cleared	4,100,000	USD	USD-LIBOR-BBA	Fixed 1.750%	Semi-Annual	Quarterly	Apr 2047	(756,478)	103,849	(652,629)
Centrally cleared	4,390,000	GBP	Fixed 1.750%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2048	(273,449)	(195,926)	(469,375)
Centrally cleared	3,810,000	GBP	Fixed 1.750%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2048	(221,595)	(185,767)	(407,362)
Centrally cleared	2,000,000	USD	Fixed 2.950%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Oct 2048	-	(179,400)	(179,400)
Centrally cleared	1,000,000	USD	Fixed 2.969%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Oct 2048	-	(94,115)	(94,115)
Centrally cleared	1,000,000	USD	Fixed 2.951%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Nov 2048	-	(89,605)	(89,605)
Centrally cleared	1,000,000	USD	Fixed 2.953%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2048	-	(89,408)	(89,408)
Centrally cleared	2,000,000	USD	Fixed 2.750%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2048	44,643	(135,949)	(91,306)
								($794,506)	$495,249	($299,257)

The accompanying notes are an integral part of the financial statements.

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SWAPS (CONTINUED)

Credit default swaps - Buyer

Centrally cleared	Reference obligation	Notional amount	Currency	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	CDX.NA.HY.28	6,260,000	USD	$6,260,000	5.000%	Quarterly	Jun 2022	($418,019)	($114,481)	($532,500)
Centrally cleared	iTraxx Europe Series 27 Version 1	11,400,000	EUR	12,714,984	1.000%	Quarterly	Jun 2022	(202,833)	(63,770)	(266,603)
				$18,974,984				($620,852)	($178,251)	($799,103)

The accompanying notes are an integral part of the financial statements.

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SWAPS (CONTINUED)

Credit default swaps - Seller

Counterparty (OTC)	Reference obligation	Implied Credit spread	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America	United Mexican States	0.893%	100,000	USD	$100,000	1.000%	Quarterly	Jun 2021	($2,088)	$2,708	$620
Barclays Capital	United Mexican States	0.893%	3,600,000	USD	3,600,000	1.000%	Quarterly	Jun 2021	(75,894)	98,154	22,260
Citibank N.A.	United Mexican States	0.893%	300,000	USD	300,000	1.000%	Quarterly	Jun 2021	(6,065)	7,926	1,861
Citibank N.A.	Federative Republic of Brazil	1.863%	200,000	USD	200,000	1.000%	Quarterly	Jun 2021	(14,353)	8,132	(6,221)
Credit Suissue International	United Mexican States	0.893%	100,000	USD	100,000	1.000%	Quarterly	Jun 2021	(2,012)	2,632	620
Credit Suissue International	Federative Republic of Brazil	1.863%	100,000	USD	100,000	1.000%	Quarterly	Jun 2021	(5,843)	2,732	(3,111)
Deutsche Bank	Republic of Italy	0.502%	2,400,000	USD	2,400,000	1.000%	Quarterly	Mar 2019	(14,884)	41,162	26,278
Deutsche Bank	Federative Republic of Brazil	1.863%	500,000	USD	500,000	1.000%	Quarterly	Jun 2021	(35,711)	20,158	(15,553)
Goldman Sachs International	CMBX.NA.AAA Indices	0.628%	5,100,000	USD	5,100,000	0.500%	Monthly	Oct 2057	(257,686)	214,234	(43,452)
HSBC Bank USA N.A	United Mexican States	0.893%	2,400,000	USD	2,400,000	1.000%	Quarterly	Jun 2021	(49,176)	64,012	14,836
HSBC Bank USA N.A	Federative Republic of Brazil	1.863%	2,600,000	USD	2,600,000	1.000%	Quarterly	Jun 2021	(152,369)	71,491	(80,878)
HSBC Bank USA N.A	Republic of Colombia	1.276%	826,000	USD	826,000	1.000%	Quarterly	Jun 2022	(12,736)	3,515	(9,221)
JPMorgan Chase Bank N.A.	Russian Federation	1.194%	700,000	USD	700,000	1.000%	Quarterly	Jun 2021	(35,642)	31,762	(3,880)
JPMorgan Chase Bank N.A.	Federative Republic of Brazil	1.863%	200,000	USD	200,000	1.000%	Quarterly	Jun 2021	(11,791)	5,570	(6,221)
JPMorgan Chase Bank N.A.	Federative Republic of Brazil	2.124%	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2021	(78,732)	28,320	(50,412)
Merrill Lynch International	CMBX.NA.AAA Indices	0.628%	2,100,000	USD	2,100,000	0.500%	Monthly	Oct 2057	(141,323)	123,432	(17,891)
					$22,326,000				($896,305)	$725,940	($170,365)

The accompanying notes are an integral part of the financial statements.

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SWAPS (CONTINUED)

Inflation swaps

Counterparty (OTC)/Centrally cleared	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America N.A.	500,000	USD	$500,000	Fixed 1.580%	USA-CPI-U	At maturity	At maturity	May 2018	-	$200	$200
Bank of America N.A.	1,500,000	USD	1,500,000	Fixed 1.565%	USA-CPI-U	At maturity	At maturity	Jun 2018	-	2,381	2,381
Bank of America N.A.	11,700,000	USD	11,700,000	Fixed 1.570%	USA-CPI-U	At maturity	At maturity	Nov 2020	-	166,994	166,994
Bank of America N.A.	200,000	GBP	313,940	UK-RPI	Fixed 3.430%	At maturity	At maturity	Jun 2030	$55	5,269	5,324
BNP Paribas	100,000	EUR	113,405	Fixed 0.550%	EUR-EXT-CPI	At maturity	At maturity	Oct 2017	-	338	338
BNP Paribas	2,800,000	EUR	3,151,262	Fixed 0.806%	EUR-EXT-CPI	At maturity	At maturity	Apr 2021	-	71,291	71,291
Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.500%	USA-CPI-U	At maturity	At maturity	Jul 2022	5,007	(112,323)	(107,316)
Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	At maturity	At maturity	Apr 2018	-	(69,736)	(69,736)
Goldman Sachs	800,000	GBP	1,230,519	UK-RPI	Fixed 3.400%	At maturity	At maturity	Jun 2030	2,502	12,323	14,825
Goldman Sachs	3,270,000	GBP	5,091,192	UK-RPI	Fixed 3.325%	At maturity	At maturity	Aug 2030	(15,296)	(7,926)	(23,222)
Morgan Stanley Capital Services LLC	2,500,000	USD	2,500,000	USA-CPI-U	Fixed 1.800%	At maturity	At maturity	Jul 2026	-	(69,274)	(69,274)
Morgan Stanley Capital Services LLC	900,000	USD	900,000	USA-CPI-U	Fixed 1.805%	At maturity	At maturity	Sep 2026	-	(24,321)	(24,321)
Royal Bank of Scotland PLC	5,000,000	EUR	5,300,412	EUR-EXT-CPI	Fixed 1.385%	At maturity	At maturity	Dec 2026	(10,722)	17,049	6,327
			$35,200,730						($18,454)	($7,735)	($26,189)
Centrally cleared	1,700,000	EUR	$1,846,895	UK-RPI	Fixed 0.580%	At maturity	At maturity	Oct 2017	($2,378)	$6,972	$4,594
Centrally cleared	9,100,000	USD	9,100,000	Fixed 1.710%	US - CPI	At maturity	At maturity	Apr 2018	-	(29,436)	(29,436)
Centrally cleared	6,300,000	USD	6,300,000	Fixed 1.680%	US - CPI	At maturity	At maturity	Apr 2018	-	(18,557)	(18,557)
Centrally cleared	6,200,000	EUR	6,829,608	UK-RPI	Fixed 0.830%	At maturity	At maturity	May 2018	(17,408)	(64,658)	(82,066)
Centrally cleared	1,000,000	EUR	1,060,630	UK-RPI	Fixed 0.625%	At maturity	At maturity	Sep 2018	(2,009)	8,027	6,018
Centrally cleared	600,000	EUR	640,920	UK-RPI	Fixed 0.650%	At maturity	At maturity	Oct 2018	(1,054)	5,016	3,962
Centrally cleared	1,000,000	EUR	1,055,350	UK-RPI	Fixed 0.890%	At maturity	At maturity	Nov 2018	1,255	7,631	8,886
Centrally cleared	9,100,000	USD	9,100,000	Fixed 1.935%	US - CPI	At maturity	At maturity	Apr 2019	-	48,132	48,132
Centrally cleared	4,400,000	USD	4,400,000	USA-CPI-U	Fixed 2.027%	At maturity	At maturity	Nov 2020	-	(9,141)	(9,141)
Centrally cleared	4,100,000	USD	4,100,000	USA-CPI-U	Fixed 2.021%	At maturity	At maturity	Nov 2020	-	(7,894)	(7,894)
Centrally cleared	9,780,000	EUR	10,658,104	UK-RPI	Fixed 0.806%	At maturity	At maturity	Apr 2021	58,137	190,871	249,008
Centrally cleared	4,800,000	EUR	5,152,802	UK-RPI	Fixed 0.875%	At maturity	At maturity	May 2021	27,762	86,282	114,044
Centrally cleared	2,700,000	USD	2,700,000	Fixed 1.550%	US - CPI	At maturity	At maturity	Jul 2021	87,794	(29,374)	58,420
Centrally cleared	2,160,000	USD	2,160,000	Fixed 1.603%	US - CPI	At maturity	At maturity	Sep 2021	62,577	(24,039)	38,538
Centrally cleared	270,000	EUR	281,759	Fixed 1.165%	Eurozone HICP Ex Tob	At maturity	At maturity	Dec 2021	205	1,488	1,693
Centrally cleared	1,600,000	GBP	2,008,480	Fixed 3.585%	UK - RPI	At maturity	At maturity	Dec 2021	(121,722)	(6,908)	(128,630)
Centrally cleared	1,100,000	EUR	1,226,884	Fixed 1.178%	Eurozone HICP Ex Tob	At maturity	At maturity	May 2026	(28,864)	2,514	(26,350)
Centrally cleared	2,700,000	USD	2,700,000	Fixed 1.730%	US - CPI	At maturity	At maturity	Jul 2026	(142,093)	49,428	(92,665)
Centrally cleared	600,000	EUR	645,810	Eurozone HICP Ex Tob	Fixed 1.100%	At maturity	At maturity	Aug 2026	(27,812)	5,476	(22,336)
Centrally cleared	7,300,000	USD	7,300,000	Fixed 1.762%	US - CPI	At maturity	At maturity	Aug 2026	(351,684)	135,642	(216,042)
Centrally cleared	2,160,000	USD	2,160,000	Fixed 1.801%	US - CPI	At maturity	At maturity	Sep 2026	(97,978)	40,369	(57,609)
Centrally cleared	1,300,000	USD	1,300,000	Fixed 1.780%	US - CPI	At maturity	At maturity	Sep 2026	(61,970)	24,237	(37,733)
Centrally cleared	1,800,000	EUR	1,906,051	Eurozone HICP Ex Tob	Fixe 1.385%	At maturity	At maturity	Dec 2026	(4,640)	6,918	2,278
Centrally cleared	1,900,000	GBP	2,335,004	UK-RPI	Fixed 3.190%	At maturity	At maturity	Apr 2030	(102,665)	55,713	(46,952)
Centrally cleared	2,800,000	GBP	3,415,710	UK-RPI	Fixed 3.350%	At maturity	At maturity	May 2030	(29,380)	63,123	33,743
Centrally cleared	3,700,000	GBP	4,578,135	UK-RPI	Fixed 3.400%	At maturity	At maturity	Jun 2030	(12,092)	80,656	68,564
Centrally cleared	3,900,000	GBP	4,926,015	UK-RPI	Fixed 3.325%	At maturity	At maturity	Aug 2030	(60,570)	32,874	(27,696)
Centrally cleared	1,200,000	GBP	1,486,320	UK-RPI	Fixed 3.275%	At maturity	At maturity	Sep 2030	(53,523)	28,188	(25,335)
Centrally cleared	600,000	GBP	740,060	UK-RPI	Fixed 3.140%	At maturity	At maturity	Apr 2031	(59,578)	10,477	(49,101)
Centrally cleared	3,700,000	GBP	4,668,104	UK-RPI	Fixed 3.100%	At maturity	At maturity	Jun 2031	(364,486)	(19,854)	(384,340)
Centrally cleared	4,020,000	GBP	5,015,297	UK-RPI	Fixed 3.530%	At maturity	At maturity	Oct 2031	39,863	6,952	46,815
Centrally cleared	500,000	GBP	651,675	Fixed 1.708%	UK - RPI	At maturity	At maturity	Apr 2035	(11,113)	6,166	(4,947)
Centrally cleared	500,000	GBP	623,525	Fixed 3.428%	UK - RPI	At maturity	At maturity	Mar 2047	-	20,358	20,358
			$113,073,138						($1,275,426)	$713,649	($561,777)
			$148,273,868						($1,293,880)	$705,914	($587,966)

The accompanying notes are an integral part of the financial statements.

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Derivative currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Derivative abbreviations

BBA	The British Banker’s Association
CPI	Consumer Price Index
HIICP	Harmonised Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
RPI	Retail Price Index
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
YOY	Year over year

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

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Science & Technology Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 94.7%
Consumer discretionary - 16.6%
Automobiles - 0.2%
Tesla, Inc. (I)(L)	3,894	$1,327,893
Household durables - 0.4%
Garmin, Ltd.	52,385	2,726,115
Internet and direct marketing retail - 12.4%
Amazon.com, Inc. (I)	46,175	45,926,579
Ctrip.com International, Ltd., ADR (I)	66,269	3,621,601
Flipkart, Ltd. (I)(R)	980	86,351
Netflix, Inc. (I)	31,850	5,193,780
The Priceline Group, Inc. (I)	8,830	16,574,705
Vipshop Holdings, Ltd., ADR (I)	156,013	1,929,881
Zalando SE (I)	85,264	4,076,934
		77,409,831
Media - 3.6%
Liberty Global PLC LiLAC, Series C (I)	26,471	554,832
Liberty Global PLC, Series C (I)	355,299	10,559,486
News Corp., Class A	382,100	5,112,498
The Walt Disney Company	20,500	2,212,770
Twenty-First Century Fox, Inc., Class A	142,000	3,851,040
		22,290,626
		103,754,465
Health care - 5.0%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (I)	16,300	1,597,889
Grifols SA, ADR	116,000	2,489,360
Shire PLC, ADR	39,900	6,891,528
		10,978,777
Health care equipment and supplies - 2.0%
Becton, Dickinson and Company	16,900	3,197,987
Intuitive Surgical, Inc. (I)	4,700	4,298,996
Smith & Nephew PLC	271,041	4,733,793
		12,230,776
Life sciences tools and services - 0.3%
Agilent Technologies, Inc.	28,300	1,707,622
Pharmaceuticals - 1.0%
Roche Holding AG	22,537	6,187,508
		31,104,683
Industrials - 2.0%
Aerospace and defense - 0.6% The Boeing Company	19,500	3,658,785
Commercial services and supplies - 0.3% Stericycle, Inc. (I)	21,900	1,790,763
Electrical equipment - 0.9% Sensata Technologies Holding NV (I)	133,800	5,409,534
Professional services - 0.2% Equifax, Inc.	11,000	1,504,800
		12,363,882

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology - 70.4%
Communications equipment - 1.0%
Cisco Systems, Inc.	108,200	$3,411,546
Palo Alto Networks, Inc. (I)	26,700	3,166,353
		6,577,899
Electronic equipment, instruments and components - 1.3%
CDW Corp.	28,900	1,739,202
Cognex Corp.	3,155	288,714
Corning, Inc.	96,420	2,805,822
TE Connectivity, Ltd.	42,300	3,335,355
Tech Data Corp. (I)	1,545	149,819
		8,318,912
Internet software and services - 14.9%
58.com, Inc., ADR (I)	148,790	6,397,970
Alibaba Group Holding, Ltd., ADR (I)	44,985	5,508,863
Alphabet, Inc., Class A (I)	7,925	7,822,688
Alphabet, Inc., Class C (I)	17,205	16,600,416
Baidu, Inc., ADR (I)	33,290	6,195,269
Cloudera, Inc. (I)	2,600	53,950
Cloudera, Inc. (I)	45,681	889,823
Facebook, Inc., Class A (I)	202,530	30,675,194
MercadoLibre, Inc.	4,479	1,232,218
NetEase, Inc., ADR	2,025	576,680
Quotient Technology, Inc. (I)	40,700	447,700
Tencent Holdings, Ltd.	67,800	2,330,106
VeriSign, Inc. (I)(L)	28,000	2,524,480
Yahoo!, Inc. (I)	232,700	11,709,464
		92,964,821
IT services - 7.1%
Automatic Data Processing, Inc.	8,295	849,159
DXC Technology Company (I)	107,160	8,307,043
Fidelity National Information Services, Inc.	24,885	2,136,875
Fiserv, Inc. (I)	13,820	1,731,370
Global Payments, Inc.	30,465	2,790,899
Mastercard, Inc., Class A	22,810	2,802,893
PayPal Holdings, Inc. (I)	102,700	5,361,967
Sabre Corp.	233,300	5,232,919
Square, Inc., Class A (I)	390,410	8,975,526
Total System Services, Inc.	21,945	1,306,825
Vantiv, Inc., Class A (I)	10,770	675,494
Visa, Inc., Class A	45,615	4,343,916
		44,514,886
Semiconductors and semiconductor equipment - 16.4%
Applied Materials, Inc.	205,180	9,413,658
Broadcom, Ltd.	31,955	7,652,582
Cypress Semiconductor Corp.	366,945	5,133,561
KLA-Tencor Corp.	45,762	4,759,248
Lam Research Corp.	44,630	6,925,237
Microchip Technology, Inc.	78,335	6,525,306
Micron Technology, Inc. (I)	402,278	12,378,094
Microsemi Corp. (I)	49,913	2,451,227
NVIDIA Corp.	35,070	5,062,355
NXP Semiconductors NV (I)	141,233	15,521,507
Qorvo, Inc. (I)	12,220	952,549

The accompanying notes are an integral part of the financial statements.

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Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
QUALCOMM, Inc.	275,500	$15,777,885
Skyworks Solutions, Inc.	56,470	6,010,102
STR Holdings, Inc. (I)	161,722	29,110
Teradyne, Inc.	54,110	1,923,611
Tokyo Electron, Ltd.	9,800	1,402,691
Xilinx, Inc.	7,147	476,776
		102,395,499
Software - 21.8%
Activision Blizzard, Inc.	49,245	2,884,772
Adobe Systems, Inc. (I)	54,520	7,734,207
Electronic Arts, Inc. (I)	32,725	3,708,724
Fortinet, Inc. (I)	27,355	1,076,146
Intuit, Inc.	56,937	8,007,620
Microsoft Corp.	512,130	35,767,159
Oracle Corp.	67,810	3,077,896
Paycom Software, Inc. (I)(L)	82,985	5,430,538
Proofpoint, Inc. (I)	75,500	6,493,000
Red Hat, Inc. (I)	215,167	19,272,508
salesforce.com, Inc. (I)	167,318	14,998,386
ServiceNow, Inc. (I)	102,665	10,743,892
Snap, Inc., Class A (I)(L)	90,000	1,908,900
Tableau Software, Inc., Class A (I)	82,849	5,137,466
Take-Two Interactive Software, Inc. (I)	33,450	2,566,953
Workday, Inc., Class A (I)	77,715	7,769,946
		136,578,113
Technology hardware, storage and peripherals - 7.9%
Apple, Inc.	171,455	26,191,466
HP, Inc.	111,655	2,094,648
NetApp, Inc.	173,375	7,019,954
Pure Storage, Inc., Class A (I)(L)	73,370	949,408
Quanta Computer, Inc.	648,000	1,481,926
Samsung Electronics Company, Ltd.	5,145	10,247,313
Western Digital Corp.	18,100	1,630,086
		49,614,801
		440,964,931
Real estate - 0.2%
Equity real estate investment trusts - 0.2%
Equinix, Inc.	3,600	1,587,636
Telecommunication services - 0.5%
Wireless telecommunication services - 0.5%
SoftBank Group Corp.	36,900	2,995,941
TOTAL COMMON STOCKS (Cost $453,002,553)		$592,771,538

PREFERRED SECURITIES - 0.6%
Consumer discretionary - 0.2%
Internet and direct marketing retail - 0.2%
Flipkart, Ltd., Series A (I)(R)	334	29,430
Flipkart, Ltd., Series C (I)(R)	590	51,987
Flipkart, Ltd., Series E (I)(R)	1,097	96,661

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Flipkart, Ltd., Series G (I)(R)	6,498	$778,200
		956,278
		956,278
Information technology - 0.4%
Internet software and services - 0.4%
Airbnb, Inc., Series E (I)(R)	16,398	1,721,790
Xiaoju Kuaizhi, Inc. (I)(R)	16,798	855,557
		2,577,347
		2,577,347
TOTAL PREFERRED SECURITIES (Cost $2,995,861)		$3,533,625

CORPORATE BONDS - 0.3%
Information technology - 0.3%
Western Digital Corp. 10.500%, 04/01/2024	$1,430,000	1,676,675
TOTAL CORPORATE BONDS (Cost $1,406,739)		$1,676,675

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock Collateral Trust, 1.0209% (W)(Y)	1,196,388	11,971,653
TOTAL SECURITIES LENDING COLLATERAL (Cost $11,971,548)		$11,971,653

SHORT-TERM INVESTMENTS - 5.5%
Money market funds - 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	2,012,633	2,012,633
T. Rowe Price Government Money Fund, 0.8310% (Y)	25,593,164	25,593,164
		27,605,797
Repurchase agreement - 1.1%
Repurchase Agreement with State Street Corp. dated 05/31/2017 at 0.220% to be repurchased at $6,666,041 on 06/01/2017, collateralized by $6,940,000 U.S. Treasury Notes, 1.125% due 08/31/2021 (valued at $6,800,721, including interest)	$6,666,000	6,666,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,271,797)		$34,271,797
Total Investments (Science & Technology Fund) (Cost $503,648,498) - 103.0%		$644,225,288
Other assets and liabilities, net - (3.0%)		(18,478,556)
TOTAL NET ASSETS - 100.0%		$625,746,732

The accompanying notes are an integral part of the financial statements.

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Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $11,725,062.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

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Short Term Government Income Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 91.5%
U.S. Government - 26.6%
U.S. Treasury Notes
0.875%, 07/15/2018	$9,400,000	$9,363,282
1.000%, 03/15/2019	5,855,000	5,826,867
1.125%, 06/30/2021	4,025,000	3,940,568
1.250%, 12/31/2018 to 03/31/2021	21,530,000	21,442,089
1.375%, 09/30/2020	1,835,000	1,825,968
1.500%, 05/15/2020	4,400,000	4,408,078
1.625%, 06/30/2020	20,320,000	20,409,692
1.750%, 11/30/2021	4,420,000	4,427,598
1.875%, 04/30/2022	2,190,000	2,201,462
		73,845,604
U.S. Government Agency - 64.9%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	7,370,000	7,289,335
1.430%, 04/18/2019	5,250,000	5,253,665
1.640%, 04/17/2020	7,095,000	7,098,484
1.675%, 02/24/2020	3,760,000	3,772,389
1.750%, 06/15/2020	3,775,000	3,788,028
2.000%, 01/15/2021	10,055,000	10,160,477
Federal Farm Credit Bank
1.080%, 07/05/2019	4,345,000	4,310,618
1.160%, 11/01/2019	5,730,000	5,677,473
1.290%, 07/13/2020	3,590,000	3,544,569
1.440%, 08/16/2021	4,680,000	4,594,314
1.680%, 04/05/2021	4,290,000	4,198,503
Federal Home Loan Bank
1.125%, 10/11/2019	4,345,000	4,302,315
1.550%, 10/26/2020	4,075,000	4,035,452
1.650%, 01/06/2020	2,500,000	2,498,328
1.700%, 04/26/2021	4,450,000	4,362,357
2.000%, 03/30/2021	3,305,000	3,304,987
Federal Home Loan Mortgage Corp.
1.250%, 07/26/2019	3,590,000	3,565,466
1.300%, 08/23/2019	5,800,000	5,768,738
1.765%, 06/26/2020	8,195,000	8,197,696
1.800%, 04/28/2020 to 05/28/2020	15,395,000	15,403,251
3.000%, 07/01/2030	2,495,701	2,583,246
5.500%, 07/01/2040	960,737	1,097,186
Federal National Mortgage Association
1.250%, 08/23/2019	5,745,000	5,715,126
1.750%, 02/07/2020	8,280,000	8,285,784
2.500%, 10/01/2027	1,314,494	1,341,811
3.000%, 01/01/2027 to 03/01/2031	18,662,217	19,309,838
3.500%, 12/01/2025 to 03/01/2032	6,780,232	7,130,115
5.500%, 05/01/2034 to 08/01/2040	1,115,864	1,247,414
6.500%, 01/01/2039	704,072	812,030
Tennessee Valley Authority
1.750%, 10/15/2018	3,790,000	3,814,506
3.875%, 02/15/2021	10,745,000	11,572,677

Short Term Government Income Fund (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.500%, 04/01/2018	$6,176,000	$6,342,344
		180,378,522
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $254,866,406)		$254,224,126

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%
U.S. Government Agency - 7.3%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA, 2.000%, 04/15/2031	656,359	659,494
Series K017, Class X1 IO, 1.361%, 12/25/2021	19,774,590	1,001,100
Series K018, Class X1 IO, 1.384%, 01/25/2022	2,503,612	128,769
Series K022, Class X1 IO, 1.262%, 07/25/2022	7,258,154	386,043
Series K026, Class X1 IO, 1.024%, 11/25/2022	3,080,020	141,047
Series K030, Class X1 IO, 0.212%, 04/25/2023	133,789,491	1,452,031
Series K038, Class X1 IO, 1.183%, 03/25/2024	4,861,235	317,851
Series K704, Class X1 IO, 1.964%, 08/25/2018	9,923,044	166,782
Series K706, Class X1 IO, 1.546%, 10/25/2018	3,864,096	66,155
Series K707, Class X1 IO, 1.523%, 12/25/2018	1,394,904	25,231
Series K709, Class X1 IO, 1.512%, 03/25/2019	2,060,355	45,749
Series K710, Class X1 IO, 1.755%, 05/25/2019	2,753,598	73,785
Series K711, Class X1 IO, 1.688%, 07/25/2019	5,364,363	146,494
Series K715, Class X1 IO, 1.139%, 01/25/2021	15,169,808	525,227
Series K718, Class X1 IO, 0.645%, 01/25/2022	14,332,581	356,758
Federal National Mortgage Association
1.500%, 11/30/2020	11,000,000	10,959,624
Series 2013-100, Class CA, 4.000%, 03/25/2039	1,078,111	1,124,604
Series 2014-28, Class BD, 3.500%, 08/25/2043	1,457,358	1,530,410
Government National Mortgage Association
Series 2012-114, Class IO, 0.816%, 01/16/2053	1,038,011	57,778
Series 2017-20, Class IO, 0.750%, 12/16/2058	3,508,153	247,336
Series 2017-3, Class IO, 0.907%, 09/16/2058	3,263,693	256,917

The accompanying notes are an integral part of the financial statements.

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Short Term Government Income Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2017-41, Class IO, 0.792%, 07/16/2058	$2,445,697	$182,957
Series 2017-46, Class IO, 0.619%, 11/16/2057	2,661,968	182,224
Series 2017-61, Class IO, 0.765%, 05/16/2059	1,568,696	136,122
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,337,759)		$20,170,488

SHORT-TERM INVESTMENTS - 6.5%
U.S. Government Agency - 4.0%
Federal Home Loan Bank Discount Note, 0.680%, 06/01/2017 *	11,063,000	11,063,000
Repurchase agreement - 2.5%
Barclays Tri-Party Repurchase Agreement dated 05/31/2017 at 0.780% to be repurchased at $6,349,138 on 06/01/2017, collateralized by $6,588,600 U.S. Treasury Notes, 1.125% due 06/30/2021 (valued at $6,476,205, including interest)	6,349,000	6,349,000
Repurchase Agreement with State Street Corp. dated 05/31/2017 at 0.220% to be repurchased at $784,005 on 06/01/2017, collateralized by $820,000 U.S. Treasury Notes, 1.125% due 08/31/2021 (valued at $803,543, including interest)	784,000	784,000
		7,133,000
TOTAL SHORT-TERM INVESTMENTS (Cost $ 18,196,000)		$18,196,000

Total Investments (Short Term Government Income Fund) (Cost $293,400,165) - 105.3%		$292,590,614
Other assets and liabilities, net - (5.3%)		(14,642,608)
TOTAL NET ASSETS - 100.0%		$277,948,006

Security Abbreviations and Legend

IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

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Small Cap Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 95.2%
Consumer discretionary - 11.4%
Hotels, restaurants and leisure - 5.3%
ClubCorp Holdings, Inc.	64,761	$861,321
Hyatt Hotels Corp., Class A (I)	38,651	2,230,163
Marriott Vacations Worldwide Corp.	24,460	2,850,079
Planet Fitness, Inc., Class A	154,917	3,384,936
Wingstop, Inc. (L)	69,780	1,989,428
		11,315,927
Household durables - 1.0%
iRobot Corp. (I)	23,144	2,145,912
Internet and direct marketing retail - 1.0%
Wayfair, Inc., Class A (I)(L)	32,267	2,031,208
Specialty retail - 1.3%
Five Below, Inc. (I)	17,618	903,803
Monro Muffler Brake, Inc.	35,175	1,744,680
		2,648,483
Textiles, apparel and luxury goods - 2.8%
Oxford Industries, Inc.	31,671	1,702,000
Steven Madden, Ltd. (I)	49,257	1,933,337
Wolverine World Wide, Inc.	88,417	2,298,842
		5,934,179
		24,075,709
Consumer staples - 2.4%
Beverages - 0.7%
MGP Ingredients, Inc. (L)	29,671	1,519,452
Food and staples retailing - 0.7%
Performance Food Group Company (I)	51,890	1,468,487
Food products - 1.0%
Calavo Growers, Inc.	29,759	2,014,684
		5,002,623
Energy - 1.9%
Oil, gas and consumable fuels - 1.9%
Centennial Resource Development, Inc. (I)	7,474	106,870
Centennial Resource Development, Inc., Class A (I)(L)	99,117	1,545,234
Resolute Energy Corp. (I)(L)	21,244	832,765
WPX Energy, Inc. (I)	149,851	1,621,388
		4,106,257
		4,106,257
Financials - 6.7%
Banks - 5.2%
FNB Corp.	136,053	1,795,900
MB Financial, Inc.	70,475	2,902,161
Sterling Bancorp	135,405	2,904,437
United Community Banks, Inc.	51,075	1,316,203
Western Alliance Bancorp (I)	48,082	2,198,309
		11,117,010
Capital markets - 0.6%
Financial Engines, Inc. (L)	32,095	1,216,401

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Mortgage real estate investment trusts - 0.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	83,705	$1,833,977
		14,167,388
Health care - 16.1%
Biotechnology - 7.9%
Alder Biopharmaceuticals, Inc. (I)	42,768	658,627
Bluebird Bio, Inc. (I)	16,554	1,247,344
Blueprint Medicines Corp. (I)	23,657	848,813
Exact Sciences Corp. (I)	23,336	851,064
Five Prime Therapeutics, Inc. (I)	33,606	949,370
Galapagos NV, ADR (I)(L)	24,553	2,021,448
Global Blood Therapeutics, Inc. (I)(L)	41,375	1,117,125
Ionis Pharmaceuticals, Inc. (I)	29,732	1,361,428
Ironwood Pharmaceuticals, Inc. (I)	55,262	978,690
MiMedx Group, Inc. (I)(L)	56,661	775,122
Otonomy, Inc. (I)	54,737	670,528
Portola Pharmaceuticals, Inc. (I)	31,865	1,174,225
Spark Therapeutics, Inc. (I)	13,945	710,219
TESARO, Inc. (I)(L)	15,506	2,315,201
Ultragenyx Pharmaceutical, Inc. (I)(L)	19,516	1,050,937
		16,730,141
Health care equipment and supplies - 4.4%
ABIOMED, Inc. (I)	7,838	1,077,176
Align Technology, Inc. (I)	14,875	2,159,850
DexCom, Inc. (I)	18,907	1,263,744
Inogen, Inc. (I)	19,174	1,699,583
Insulet Corp. (I)	74,940	3,145,232
		9,345,585
Health care providers and services - 1.2%
Acadia Healthcare Company, Inc. (I)(L)	62,276	2,574,490
Health care technology - 1.3%
Veeva Systems, Inc., Class A (I)	43,151	2,741,815
Pharmaceuticals - 1.3%
Aerie Pharmaceuticals, Inc. (I)	49,328	2,735,238
		34,127,269
Industrials - 19.6%
Aerospace and defense - 0.8%
HEICO Corp., Class A	25,970	1,627,021
Airlines - 0.9%
Spirit Airlines, Inc. (I)	35,120	1,864,872
Building products - 3.1%
Advanced Drainage Systems, Inc.	97,192	1,861,227
JELD-WEN Holding, Inc. (I)	49,950	1,560,438
Masonite International Corp. (I)	42,522	3,131,745
		6,553,410
Commercial services and supplies - 2.7%
Casella Waste Systems, Inc., Class A (I)	118,296	1,658,510
Clean Harbors, Inc. (I)	41,515	2,424,891
The Brink’s Company	24,753	1,561,914
		5,645,315

The accompanying notes are an integral part of the financial statements.

148

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Electrical equipment - 0.8%
Regal Beloit Corp.	22,744	$1,801,325
Machinery - 5.1%
Altra Industrial Motion Corp.	86,102	3,719,606
Milacron Holdings Corp. (I)	123,393	2,145,804
Rexnord Corp. (I)	92,681	2,113,127
The Middleby Corp. (I)	21,990	2,822,636
		10,801,173
Professional services - 0.6%
WageWorks, Inc. (I)	17,592	1,244,634
Road and rail - 2.8%
Knight Transportation, Inc. (L)	100,401	3,348,373
Swift Transportation Company (I)(L)	105,345	2,523,013
		5,871,386
Trading companies and distributors - 2.8%
Applied Industrial Technologies, Inc.	30,115	1,859,601
Beacon Roofing Supply, Inc. (I)	29,397	1,417,817
Kaman Corp.	35,223	1,701,623
WESCO International, Inc. (I)	16,902	1,033,557
		6,012,598
		41,421,734
Information technology - 30.6%
Communications equipment - 1.8%
Arista Networks, Inc. (I)	17,461	2,573,402
Oclaro, Inc. (I)(L)	62,614	556,012
Quantenna Communications, Inc. (I)	35,708	682,737
		3,812,151
Electronic equipment, instruments and components - 3.6%
Coherent, Inc. (I)	5,579	1,384,429
II-VI, Inc. (I)	45,150	1,354,500
Itron, Inc. (I)	26,470	1,790,696
Veracode, Inc. (I)	30,455	109,333
Zebra Technologies Corp., Class A (I)	28,082	2,930,076
		7,569,034
Internet software and services - 9.0%
2U, Inc. (I)	50,301	2,150,368
Cloudera, Inc. (I)	33,122	645,186
CoStar Group, Inc. (I)	12,169	3,183,045
Coupa Software, Inc. (I)	22,950	785,349
Five9, Inc. (I)	56,250	1,263,938
GoDaddy, Inc., Class A (I)	60,672	2,496,046
Just Eat PLC (I)	107,499	931,028
Mimecast, Ltd. (I)	80,658	2,163,248
The Trade Desk, Inc., Class A (I)(L)	43,755	2,406,525
Wix.com, Ltd. (I)	17,605	1,297,489
Zillow Group, Inc., Class C (I)	40,784	1,774,920
		19,097,142
IT services - 3.1%
Blackhawk Network Holdings, Inc. (I)	53,631	2,324,904
EPAM Systems, Inc. (I)	19,681	1,650,842

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
IT services (continued)
Virtusa Corp. (I)	30,339	$880,438
WEX, Inc. (I)	16,512	1,686,866
		6,543,050
Semiconductors and semiconductor equipment - 6.9%
Advanced Micro Devices, Inc. (I)(L)	98,587	1,103,189
Cavium, Inc. (I)	33,857	2,470,545
Entegris, Inc. (I)	79,982	1,975,555
MACOM Technology Solutions Holdings, Inc. (I)	48,009	2,927,109
MaxLinear, Inc. (I)	45,298	1,411,033
MKS Instruments, Inc.	12,824	1,048,362
Tower Semiconductor, Ltd. (I)(L)	148,181	3,757,866
		14,693,659
Software - 6.2%
BroadSoft, Inc. (I)	17,080	683,200
Fair Isaac Corp.	26,138	3,467,467
Guidewire Software, Inc. (I)	23,894	1,587,039
HubSpot, Inc. (I)	39,363	2,838,072
Proofpoint, Inc. (I)	20,078	1,726,708
Telogis, Inc. (I)(R)	162,887	495,176
The Ultimate Software Group, Inc. (I)	10,169	2,244,705
		13,042,367
		64,757,403
Materials - 2.8%
Chemicals - 2.1%
Ingevity Corp. (I)	26,139	1,544,031
Platform Specialty Products Corp. (I)	229,227	2,860,753
		4,404,784
Paper and forest products - 0.7%
KapStone Paper and Packaging Corp.	74,521	1,574,629
		5,979,413
Real estate - 3.7%
Equity real estate investment trusts - 2.5%
CoreSite Realty Corp.	29,742	3,131,238
LaSalle Hotel Properties	73,270	2,084,532
		5,215,770
Real estate management and development - 1.2%
Kennedy-Wilson Holdings, Inc.	134,367	2,633,593
		7,849,363
TOTAL COMMON STOCKS (Cost $160,237,402)		$201,487,159

PREFERRED SECURITIES - 1.5%
Consumer discretionary - 0.2%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	12,795	387,305
Information technology - 1.3%
Software - 1.3%
DraftKings, Inc., Series D (I)(R)	46,784	126,317

The accompanying notes are an integral part of the financial statements.

149

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Information technology (continued)
Software (continued)
DraftKings, Inc., Series D1 (I)(R)	41,614	$135,662
MarkLogic Corp., Series F (I)(R)	72,325	710,232
Telogis, Inc. (I)(R)	221,826	951,634
Zuora, Inc., Series F (I)(R)	192,994	773,906
		2,697,751
		2,697,751
TOTAL PREFERRED SECURITIES (Cost $3,218,773)		$3,085,056

EXCHANGE-TRADED FUNDS - 2.0%
iShares Russell 2000 Growth ETF	25,583	4,178,471
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,191,698)		$4,178,471

SECURITIES LENDING COLLATERAL - 10.4%
John Hancock Collateral Trust, 1.0209% (W)(Y)	2,208,261	22,096,966
TOTAL SECURITIES LENDING COLLATERAL (Cost $22,096,203)		$22,096,966

SHORT-TERM INVESTMENTS - 0.6%
Repurchase agreement - 0.6%
Deutsche Bank Tri-Party Repurchase Agreement dated 05/31/2017 at 0.810% to be repurchased at $1,300,029 on 06/01/2017, collateralized by $1,342,200 U.S. Treasury Bonds, 2.750% due 08/15/2042 (valued at $1,326,062, including interest)	$1,300,000	1,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,300,000)		$1,300,000

Total Investments (Small Cap Growth Fund) (Cost $191,044,076) - 109.7%		$232,147,652
Other assets and liabilities, net - (9.7%)		(20,507,623)
TOTAL NET ASSETS - 100.0%		$211,640,029

Security Abbreviations and Legend

ADR	American Depositary Receipts

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $21,623,949.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

150

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.2%
Consumer discretionary - 10.7%
Auto components - 0.7%
Visteon Corp. (I)	15,010	$1,505,353
Distributors - 1.1%
Pool Corp.	19,006	2,264,185
Hotels, restaurants and leisure - 4.0%
Dunkin’ Brands Group, Inc.	31,176	1,824,108
Jack in the Box, Inc.	14,583	1,554,256
Panera Bread Company, Class A (I)	310	97,492
Penn National Gaming, Inc. (I)	89,203	1,724,294
Texas Roadhouse, Inc.	33,360	1,631,971
The Wendy’s Company	81,314	1,314,847
		8,146,968
Household durables - 0.6%
CalAtlantic Group, Inc.	33,430	1,204,817
Leisure products - 0.8%
Brunswick Corp.	29,774	1,645,311
Media - 0.5%
IMAX Corp. (I)	42,109	1,054,830
Specialty retail - 1.2%
Five Below, Inc. (I)	31,738	1,628,159
Urban Outfitters, Inc. (I)(L)	40,238	759,291
		2,387,450
Textiles, apparel and luxury goods - 1.8%
Carter’s, Inc.	15,597	1,281,450
G-III Apparel Group, Ltd. (I)	39,348	770,040
Steven Madden, Ltd. (I)	43,417	1,704,117
		3,755,607
		21,964,521
Consumer staples - 2.2%
Beverages - 0.5%
The Boston Beer Company, Inc., Class A (I)(L)	6,404	914,171
Food products - 1.7%
B&G Foods, Inc. (L)	34,556	1,401,246
Lancaster Colony Corp.	17,045	2,110,682
		3,511,928
		4,426,099
Energy - 3.9%
Energy equipment and services - 0.8%
Patterson-UTI Energy, Inc.	76,041	1,621,194
Oil, gas and consumable fuels - 3.1%
Centennial Resource Development, Inc., Class A (I)(L)	98,213	1,531,141
Energen Corp. (I)	33,535	1,912,836
Laredo Petroleum, Inc. (I)	101,860	1,196,855
Parsley Energy, Inc., Class A (I)	59,587	1,766,755
		6,407,587
		8,028,781

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials - 8.1%
Banks - 3.2%
BankUnited, Inc.	38,898	$1,289,858
Cathay General Bancorp	50,222	1,782,881
Cullen/Frost Bankers, Inc.	20,441	1,873,622
MB Financial, Inc.	40,071	1,650,124
		6,596,485
Capital markets - 2.7%
Evercore Partners, Inc., Class A	19,443	1,318,235
Financial Engines, Inc. (L)	36,620	1,387,898
MarketAxess Holdings, Inc.	10,063	1,917,807
WisdomTree Investments, Inc. (L)	84,368	802,340
		5,426,280
Insurance - 2.2%
American Equity Investment Life Holding Company	60,738	1,522,094
American Financial Group, Inc.	18,527	1,849,921
RLI Corp.	20,116	1,117,243
		4,489,258
		16,512,023
Health care - 21.7%
Biotechnology - 4.9%
ACADIA Pharmaceuticals, Inc. (I)(L)	42,510	1,092,932
Agios Pharmaceuticals, Inc. (I)(L)	30,675	1,431,602
Exelixis, Inc. (I)	95,987	1,795,917
Halozyme Therapeutics, Inc. (I)(L)	137,381	1,621,096
Momenta Pharmaceuticals, Inc. (I)	91,979	1,333,696
Neurocrine Biosciences, Inc. (I)	28,154	1,223,854
Repligen Corp. (I)	39,575	1,552,923
		10,052,020
Health care equipment and supplies - 7.7%
Align Technology, Inc. (I)	12,965	1,882,518
Cantel Medical Corp.	20,042	1,559,668
DexCom, Inc. (I)	20,621	1,378,308
Halyard Health, Inc. (I)	43,056	1,547,433
Hill-Rom Holdings, Inc.	21,866	1,691,554
ICU Medical, Inc. (I)	8,842	1,426,215
Integra LifeSciences Holdings Corp. (I)	34,426	1,733,349
Nevro Corp. (I)(L)	17,177	1,182,293
NuVasive, Inc. (I)	22,251	1,669,493
NxStage Medical, Inc. (I)	76,704	1,661,409
		15,732,240
Health care providers and services - 3.5%
Chemed Corp.	8,191	1,676,370
HealthEquity, Inc. (I)	54,120	2,478,696
HealthSouth Corp.	34,654	1,570,866
Select Medical Holdings Corp. (I)	99,580	1,334,372
		7,060,304
Health care technology - 0.7%
Evolent Health, Inc., Class A (I)	60,861	1,396,760

The accompanying notes are an integral part of the financial statements.

151

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Life sciences tools and services - 2.5%
Bio-Techne Corp.	15,515	$1,738,921
Pacific Biosciences of California, Inc. (I)	164,565	543,065
PerkinElmer, Inc.	30,554	1,926,735
VWR Corp. (I)	27,088	895,529
		5,104,250
Pharmaceuticals - 2.4%
Catalent, Inc. (I)	54,079	1,921,427
Nektar Therapeutics (I)	85,599	1,701,708
Prestige Brands Holdings, Inc. (I)	26,666	1,343,433
		4,966,568
		44,312,142
Industrials - 14.7%
Aerospace and defense - 2.6%
BWX Technologies, Inc.	37,058	1,801,019
Orbital ATK, Inc.	17,192	1,747,739
TransDigm Group, Inc. (L)	6,500	1,742,520
		5,291,278
Air freight and logistics - 0.8%
Forward Air Corp.	32,123	1,674,572
Building products - 1.8%
AO Smith Corp.	37,112	2,036,335
Masonite International Corp. (I)	22,548	1,660,660
		3,696,995
Commercial services and supplies - 2.2%
Pitney Bowes, Inc.	72,587	1,079,369
Steelcase, Inc., Class A	88,854	1,488,305
The Brink’s Company	29,656	1,871,294
		4,438,968
Electrical equipment - 0.7%
Acuity Brands, Inc.	8,889	1,448,107
Machinery - 4.0%
ITT, Inc.	40,379	1,534,806
John Bean Technologies Corp.	20,752	1,790,898
Lincoln Electric Holdings, Inc.	18,661	1,667,920
WABCO Holdings, Inc. (I)	12,435	1,514,832
Wabtec Corp. (L)	20,280	1,657,890
		8,166,346
Road and rail - 2.0%
Knight Transportation, Inc. (L)	64,937	2,165,649
Old Dominion Freight Line, Inc.	21,792	1,946,461
		4,112,110
Trading companies and distributors - 0.6%
Watsco, Inc.	8,985	1,267,963
		30,096,339

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology - 28.0%
Electronic equipment, instruments and components - 4.6%
Cognex Corp.	24,009	$2,197,064
Littelfuse, Inc.	11,323	1,833,760
SYNNEX Corp.	11,667	1,298,070
Trimble, Inc. (I)	49,718	1,791,837
Zebra Technologies Corp., Class A (I)	21,497	2,242,997
		9,363,728
Internet software and services - 2.3%
CoStar Group, Inc. (I)	8,295	2,169,723
Pandora Media, Inc. (I)(L)	68,997	614,073
Q2 Holdings, Inc. (I)	50,266	1,990,534
		4,774,330
IT services - 3.8%
Booz Allen Hamilton Holding Corp.	60,752	2,396,059
EPAM Systems, Inc. (I)	20,046	1,681,458
Euronet Worldwide, Inc. (I)	24,148	2,106,430
ExlService Holdings, Inc. (I)	28,555	1,495,425
		7,679,372
Semiconductors and semiconductor equipment - 5.5%
Cavium, Inc. (I)	24,464	1,785,138
Integrated Device Technology, Inc. (I)	61,198	1,565,445
MKS Instruments, Inc.	22,231	1,817,384
Monolithic Power Systems, Inc.	21,389	2,100,400
Power Integrations, Inc.	28,623	1,916,310
Silicon Laboratories, Inc. (I)	28,618	2,140,626
		11,325,303
Software - 11.5%
Aspen Technology, Inc. (I)	39,180	2,396,249
CommVault Systems, Inc. (I)	33,022	1,853,360
Fair Isaac Corp.	16,814	2,230,545
Guidewire Software, Inc. (I)	31,326	2,080,673
Manhattan Associates, Inc. (I)	30,067	1,408,338
MicroStrategy, Inc., Class A (I)	10,184	1,857,154
Pegasystems, Inc.	3,574	208,900
Proofpoint, Inc. (I)(L)	17,584	1,512,224
Qualys, Inc. (I)	37,781	1,586,802
RealPage, Inc. (I)	48,219	1,668,377
Take-Two Interactive Software, Inc. (I)	42,638	3,272,040
The Ultimate Software Group, Inc. (I)	10,400	2,295,696
Verint Systems, Inc. (I)	25,764	1,058,900
		23,429,258
Technology hardware, storage and peripherals - 0.3%
Cray, Inc. (I)	32,818	582,520
		57,154,511
Materials - 4.1%
Chemicals - 1.7%
Ingevity Corp. (I)	27,657	1,633,699
PolyOne Corp.	46,612	1,740,492
		3,374,191

The accompanying notes are an integral part of the financial statements.

152

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Construction materials - 1.2%
Martin Marietta Materials, Inc.	11,322	$2,537,260
Containers and packaging - 1.2%
Berry Plastics Group, Inc. (I)	42,093	2,440,973
		8,352,424
Real estate - 1.8%
Equity real estate investment trusts - 1.8%
CubeSmart	46,304	1,155,748
Highwoods Properties, Inc.	24,598	1,239,739
Physicians Realty Trust	68,442	1,392,110
		3,787,597
		3,787,597
TOTAL COMMON STOCKS (Cost $139,489,272)		$194,634,437

SECURITIES LENDING COLLATERAL - 6.9%
John Hancock Collateral Trust, 1.0209% (W)(Y)	1,406,580	14,074,945
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,074,851)		$14,074,945

SHORT-TERM INVESTMENTS - 3.4%
Money market funds - 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.6920% (Y)	7,099,777	7,099,777
TOTAL SHORT-TERM INVESTMENTS (Cost $7,099,777)		$7,099,777
Total Investments (Small Company Growth Fund) (Cost $160,663,900) - 105.5%		$215,809,159
Other assets and liabilities, net - (5.5%)		(11,347,441)
TOTAL NET ASSETS - 100.0%		$204,461,718

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $13,772,076.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

153

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.1%
Consumer discretionary - 11.1%
Auto components - 1.8%
Dorman Products, Inc. (I)	27,600	$2,301,840
LCI Industries	21,400	1,904,600
		4,206,440
Distributors - 1.1%
Pool Corp.	21,900	2,608,947
Diversified consumer services - 1.2%
American Public Education, Inc. (I)	36,800	809,600
Capella Education Company	22,600	1,956,030
		2,765,630
Hotels, restaurants and leisure - 1.1%
ILG, Inc.	49,300	1,328,142
Red Robin Gourmet Burgers, Inc. (I)	16,100	1,160,408
		2,488,550
Household durables - 1.3%
Cavco Industries, Inc. (I)	13,200	1,455,300
CSS Industries, Inc.	31,800	845,562
Ethan Allen Interiors, Inc.	25,900	698,005
		2,998,867
Media - 0.9%
Cable One, Inc.	1,995	1,433,607
Scholastic Corp.	18,800	799,564
		2,233,171
Multiline retail - 0.3%
Fred’s, Inc., Class A (L)	45,100	620,576
Specialty retail - 2.2%
Aaron’s, Inc.	61,800	2,256,936
Lumber Liquidators Holdings, Inc. (I)(L)	54,300	1,573,614
Party City Holdco, Inc. (I)(L)	63,835	1,056,469
Sportsman’s Warehouse Holdings, Inc. (I)(L)	63,263	368,823
		5,255,842
Textiles, apparel and luxury goods - 1.2%
Crocs, Inc. (I)	42,200	288,226
Culp, Inc.	34,600	1,110,660
Steven Madden, Ltd. (I)	37,592	1,475,486
		2,874,372
		26,052,395
Consumer staples - 4.0%
Food and staples retailing - 1.1%
PriceSmart, Inc. (L)	16,800	1,482,600
SpartanNash Company	41,100	1,224,780
		2,707,380
Food products - 2.0%
Nomad Foods, Ltd. (I)	157,700	2,231,455
Pinnacle Foods, Inc.	20,300	1,264,893
Post Holdings, Inc. (I)	14,600	1,172,964
		4,669,312

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Household products - 0.6%
Energizer Holdings, Inc.	26,900	$1,441,840
Tobacco - 0.3%
Vector Group, Ltd.	31,443	683,571
		9,502,103
Energy - 4.1%
Energy equipment and services - 1.3%
Frank’s International NV (L)	73,300	548,284
Keane Group, Inc. (I)(L)	27,300	419,874
NCS Multistage Holdings, Inc. (I)	4,715	123,722
Oceaneering International, Inc.	37,400	911,812
Tesco Corp. (I)	116,600	542,190
TETRA Technologies, Inc. (I)	159,500	492,855
		3,038,737
Oil, gas and consumable fuels - 2.8%
Centennial Resource Development, Inc., Class A (I)(L)	63,900	996,201
Matador Resources Company (I)(L)	77,500	1,766,225
Parsley Energy, Inc., Class A (I)	39,600	1,174,140
Western Refining, Inc.	35,700	1,292,340
WPX Energy, Inc. (I)	130,500	1,412,010
		6,640,916
		9,679,653
Financials - 28.6%
Banks - 16.8%
BankUnited, Inc.	77,200	2,559,952
CoBiz Financial, Inc.	86,200	1,356,788
Columbia Banking System, Inc.	64,700	2,375,137
East West Bancorp, Inc.	75,695	4,142,787
First Hawaiian, Inc.	30,828	849,620
Glacier Bancorp, Inc.	61,500	1,983,990
Heritage Financial Corp.	573	13,666
Home BancShares, Inc.	187,500	4,389,375
Hope Bancorp, Inc.	81,600	1,420,656
Howard Bancorp, Inc. (I)	23,313	440,616
National Bank Holdings Corp., Class A	61,650	1,881,558
Park Sterling Corp.	58,500	679,185
Pinnacle Financial Partners, Inc.	17,200	1,034,580
Popular, Inc.	56,800	2,112,960
Prosperity Bancshares, Inc.	40,700	2,549,448
SVB Financial Group (I)	17,976	3,064,908
Synovus Financial Corp.	22,900	936,152
Texas Capital Bancshares, Inc. (I)	23,800	1,746,920
Towne Bank	79,000	2,291,000
Webster Financial Corp.	36,480	1,777,306
Wintrust Financial Corp.	26,600	1,829,016
		39,435,620
Capital markets - 3.6%
CBOE Holdings, Inc.	18,679	1,613,305
Conyers Park Acquisition Corp. (I)	37,600	482,408
Hercules Capital, Inc.	113,600	1,480,208
Houlihan Lokey, Inc.	24,226	813,267

The accompanying notes are an integral part of the financial statements.

154

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
Janus Henderson Group PLC (I)	32,844	$1,027,368
Main Street Capital Corp. (L)	24,700	941,564
Safeguard Scientifics, Inc. (I)	38,500	425,425
Stifel Financial Corp. (I)	16,900	720,447
TPG Specialty Lending, Inc. (L)	46,800	967,824
		8,471,816
Consumer finance - 0.8%
Green Dot Corp., Class A (I)	52,300	1,921,502
Insurance - 3.4%
Assured Guaranty, Ltd.	36,102	1,410,144
Employers Holdings, Inc.	33,950	1,359,698
Kinsale Capital Group, Inc.	22,456	813,805
ProAssurance Corp.	45,400	2,703,570
Safety Insurance Group, Inc.	12,400	825,220
State Auto Financial Corp.	36,200	899,932
		8,012,369
Mortgage real estate investment trusts - 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	69,100	1,513,981
Redwood Trust, Inc.	54,400	920,448
		2,434,429
Thrifts and mortgage finance - 3.0%
Beneficial Bancorp, Inc. (I)	96,831	1,418,574
Meridian Bancorp, Inc.	40,000	648,000
PCSB Financial Corp. (I)	6,322	105,135
Radian Group, Inc.	113,500	1,822,810
United Financial Bancorp, Inc.	97,300	1,575,287
WSFS Financial Corp.	32,300	1,424,430
		6,994,236
		67,269,972
Health care - 6.7%
Health care equipment and supplies - 4.9%
Analogic Corp.	11,800	848,420
Atrion Corp.	4,755	2,623,096
Haemonetics Corp. (I)	41,800	1,704,604
Halyard Health, Inc. (I)	50,600	1,818,564
Quidel Corp. (I)	56,400	1,399,848
West Pharmaceutical Services, Inc.	31,200	3,027,024
		11,421,556
Health care providers and services - 1.8%
National HealthCare Corp.	9,592	657,052
Select Medical Holdings Corp. (I)	67,800	908,520
The Ensign Group, Inc.	21,400	393,332
Triple-S Management Corp., Class B (I)	29,430	478,826
WellCare Health Plans, Inc. (I)	10,600	1,821,080
		4,258,810
		15,680,366
Industrials - 13.1%
Aerospace and defense - 0.6%
Triumph Group, Inc.	41,900	1,365,940

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Building products - 0.5%
Universal Forest Products, Inc.	14,800	$1,301,364
Commercial services and supplies - 1.8%
Brady Corp., Class A	32,400	1,163,160
Matthews International Corp., Class A	13,000	828,750
McGrath RentCorp	35,767	1,186,391
MSA Safety, Inc.	12,700	1,029,970
		4,208,271
Construction and engineering - 0.6%
Aegion Corp. (I)	72,900	1,442,691
Electrical equipment - 0.3%
Thermon Group Holdings, Inc. (I)	34,914	646,607
Machinery - 3.8%
Blue Bird Corp. (I)(L)	35,100	640,575
CIRCOR International, Inc.	24,600	1,585,716
Colfax Corp. (I)	26,300	1,066,728
ESCO Technologies, Inc.	39,300	2,263,680
Hillenbrand, Inc.	22,470	802,179
RBC Bearings, Inc. (I)	13,600	1,377,952
Sun Hydraulics Corp.	26,600	1,138,214
		8,875,044
Marine - 0.4%
Kirby Corp. (I)	15,000	993,750
Professional services - 1.0%
FTI Consulting, Inc. (I)	26,700	921,951
Navigant Consulting, Inc. (I)	70,400	1,372,096
		2,294,047
Road and rail - 2.4%
Genesee & Wyoming, Inc., Class A (I)	23,200	1,519,600
Landstar System, Inc.	43,300	3,617,715
Universal Logistics Holdings, Inc.	44,300	611,340
		5,748,655
Trading companies and distributors - 1.7%
Applied Industrial Technologies, Inc.	22,600	1,395,550
Beacon Roofing Supply, Inc. (I)	38,665	1,864,813
Kaman Corp.	15,800	763,298
		4,023,661
		30,900,030
Information technology - 10.1%
Communications equipment - 0.5%
Harmonic, Inc. (I)	219,500	1,108,475
Electronic equipment, instruments and components - 5.3%
Badger Meter, Inc. (L)	29,700	1,164,240
Belden, Inc.	44,100	3,131,100
Knowles Corp. (I)	103,000	1,764,390
Littelfuse, Inc.	21,574	3,493,909
Methode Electronics, Inc.	30,600	1,228,590
SYNNEX Corp.	16,256	1,808,643
		12,590,872

The accompanying notes are an integral part of the financial statements.

155

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services - 0.2%
Rightside Group, Ltd. (I)	65,903	$600,376
IT services - 0.6%
CSRA, Inc.	45,200	1,363,232
Semiconductors and semiconductor equipment - 2.4%
Advanced Energy Industries, Inc. (I)(L)	24,600	1,892,478
Brooks Automation, Inc.	55,600	1,531,780
Cabot Microelectronics Corp.	19,300	1,456,957
Rudolph Technologies, Inc. (I)	28,600	683,540
		5,564,755
Software - 1.1%
Callidus Software, Inc. (I)	54,900	1,312,110
Progress Software Corp.	44,100	1,287,720
		2,599,830
		23,827,540
Materials - 4.9%
Chemicals - 2.4%
American Vanguard Corp.	47,400	798,690
Innospec, Inc.	14,247	911,808
KMG Chemicals, Inc.	34,700	1,940,771
Minerals Technologies, Inc.	27,000	1,942,650
		5,593,919
Containers and packaging - 0.7%
Myers Industries, Inc.	102,800	1,737,320
Metals and mining - 1.2%
Carpenter Technology Corp.	41,800	1,524,446
New Gold, Inc. (I)	137,500	397,375
Reliance Steel & Aluminum Company	13,000	948,350
		2,870,171
Paper and forest products - 0.6%
Clearwater Paper Corp. (I)	30,288	1,403,849
		11,605,259
Real estate - 8.7%
Equity real estate investment trusts - 8.7%
Acadia Realty Trust	53,000	1,438,950
American Assets Trust, Inc.	12,700	495,935
American Campus Communities, Inc.	22,000	1,044,120
Cedar Realty Trust, Inc.	366,400	1,828,336
Douglas Emmett, Inc.	32,900	1,248,884
EastGroup Properties, Inc.	28,500	2,321,040
First Potomac Realty Trust	139,080	1,521,535
Healthcare Realty Trust, Inc.	33,400	1,110,884
Kilroy Realty Corp.	20,100	1,471,722
Potlatch Corp.	35,400	1,619,550
PS Business Parks, Inc.	13,600	1,717,408
Retail Opportunity Investments Corp.	39,600	782,496
Saul Centers, Inc.	24,900	1,426,770
Sunstone Hotel Investors, Inc.	47,400	739,914
Washington Real Estate Investment Trust	48,300	1,560,573
		20,328,117
		20,328,117

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities - 6.8%
Electric utilities - 2.5%
El Paso Electric Company	25,700	$1,387,800
PNM Resources, Inc.	74,300	2,860,550
Portland General Electric Company	32,800	1,552,752
		5,801,102
Gas utilities - 2.7%
Atmos Energy Corp.	17,300	1,441,263
Chesapeake Utilities Corp.	29,800	2,212,649
ONE Gas, Inc.	38,500	2,720,025
		6,373,937
Independent power and renewable electricity producers - 0.5%
NRG Energy, Inc.	69,200	1,111,352
Multi-utilities - 0.9%
NorthWestern Corp.	32,800	2,032,288
Water utilities - 0.2%
California Water Service Group	17,900	620,235
		15,938,914
TOTAL COMMON STOCKS (Cost $136,152,245)		$230,784,349

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral Trust, 1.0209% (W)(Y)	930,082	9,306,870
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,306,683)		$9,306,870

SHORT-TERM INVESTMENTS - 2.0%
Money market funds - 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	482,956	482,956
T. Rowe Price Government Money Fund, 0.8310% (Y)	4,143,644	4,143,644
		4,626,600
TOTAL SHORT-TERM INVESTMENTS (Cost $4,626,600)		$4,626,600
Total Investments (Small Company Value Fund) (Cost $150,085,528) - 104.1%		$244,717,819
Other assets and liabilities, net - (4.1%)		(9,531,736)
TOTAL NET ASSETS - 100.0%		$235,186,083

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $9,015,770.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

156

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 94.9%
Consumer discretionary - 11.0%
Auto components - 0.7%
Aisin Seiki Company, Ltd.	31,700	$1,563,955
American Axle & Manufacturing Holdings, Inc. (I)	14,285	215,846
BorgWarner, Inc.	25,220	1,072,102
Bridgestone Corp.	107,400	4,512,507
Cheng Shin Rubber Industry Company, Ltd.	246,516	497,444
Cie Generale des Etablissements Michelin (L)	34,374	4,343,984
Continental AG	22,247	4,955,047
Cooper Tire & Rubber Company	20,692	744,912
Cooper-Standard Holdings, Inc. (I)	2,512	271,321
Dana, Inc.	56,359	1,190,302
Delphi Automotive PLC	32,310	2,842,311
Denso Corp.	78,600	3,351,198
Dorman Products, Inc. (I)	4,509	376,051
Fox Factory Holding Corp. (I)	3,807	125,060
Fuyao Glass Industry Group Company, Ltd., H Shares (S)	48,800	183,597
Gentex Corp.	61,881	1,174,501
Gentherm, Inc. (I)	6,344	239,169
GKN PLC	187,736	847,894
Hankook Tire Company, Ltd.	15,549	845,908
Hanon Systems	38,808	358,844
Horizon Global Corp. (I)	3,823	56,236
Hyundai Mobis Company, Ltd.	14,386	3,525,707
Hyundai Wia Corp.	3,394	209,252
Koito Manufacturing Company, Ltd.	18,600	980,646
LCI Industries	4,016	357,424
Linamar Corp.	5,457	247,552
Magna International, Inc.	40,919	1,831,715
Modine Manufacturing Company (I)	8,112	123,302
Motorcar Parts of America, Inc. (I)	3,188	92,675
NGK Spark Plug Company, Ltd.	29,600	602,433
NOK Corp.	15,800	346,350
Nokian Renkaat OYJ	20,510	837,611
Standard Motor Products, Inc.	3,650	177,609
Stanley Electric Company, Ltd.	24,700	743,947
Stoneridge, Inc. (I)	4,602	71,147
Strattec Security Corp.	697	24,778
Sumitomo Electric Industries, Ltd.	124,700	1,975,971
Sumitomo Rubber Industries, Ltd.	28,000	477,335
Superior Industries International, Inc.	4,297	83,792
Tenneco, Inc.	9,594	545,419
The Goodyear Tire & Rubber Company	31,532	1,015,961
The Yokohama Rubber Company, Ltd.	18,300	356,985
Tower International, Inc.	3,540	82,128
Toyoda Gosei Company, Ltd.	10,700	257,494
Toyota Industries Corp.	26,900	1,352,752
Valeo SA	44,963	3,137,637
		49,225,811
Automobiles - 1.3%
Astra International Tbk PT	1,117,208	732,807
Bayerische Motoren Werke AG	67,070	6,289,799

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Automobiles (continued)
Brilliance China Automotive Holdings, Ltd.	299,500	$558,753
BYD Company, Ltd., H Shares	62,994	376,411
Chongqing Changan Automobile Company, Ltd., Class B	74,300	98,225
Daimler AG	194,870	14,170,729
Dongfeng Motor Group Company, Ltd., H Shares	262,780	295,741
Ferrari NV	19,744	1,710,262
Fiat Chrysler Automobiles NV (I)	145,807	1,540,676
Ford Motor Company	458,275	5,096,018
Ford Otomotiv Sanayi AS	9,085	104,137
Geely Automobile Holdings, Ltd.	530,000	875,950
General Motors Company	160,193	5,435,348
Great Wall Motor Company, Ltd., H Shares (L)	305,250	326,017
Guangzhou Automobile Group Company, Ltd., H Shares	209,219	350,671
Harley-Davidson, Inc.	20,158	1,068,576
Honda Motor Company, Ltd.	269,200	7,541,692
Hyundai Motor Company	32,331	4,713,059
Isuzu Motors, Ltd.	98,300	1,199,928
Kia Motors Corp.	55,881	1,949,511
Mazda Motor Corp.	94,100	1,283,853
Mitsubishi Motors Corp.	110,300	715,198
Nissan Motor Company, Ltd.	388,900	3,728,018
Peugeot SA	91,873	1,816,777
Renault SA	36,246	3,381,325
Subaru Corp.	101,700	3,438,889
Suzuki Motor Corp.	56,800	2,672,142
Thor Industries, Inc.	10,308	933,183
Tofas Turk Otomobil Fabrikasi AS	16,897	140,418
Toyota Motor Corp.	430,800	23,118,661
UMW Holdings BHD (I)	64,600	90,520
Volkswagen AG	6,519	1,024,310
Winnebago Industries, Inc.	4,493	110,079
Yamaha Motor Company, Ltd.	46,300	1,162,755
Yulon Motor Company, Ltd.	106,000	94,818
		98,145,256
Distributors - 0.1%
Core-Mark Holding Company, Inc.	7,844	267,088
Genuine Parts Company	31,590	2,925,866
Imperial Holdings, Ltd.	13,808	175,282
Jardine Cycle & Carriage, Ltd.	28,454	900,567
LKQ Corp. (I)	65,955	2,076,923
Pool Corp.	8,864	1,055,968
Weyco Group, Inc.	1,156	31,593
		7,433,287
Diversified consumer services - 0.1%
Adtalem Global Education, Inc.	22,943	858,068
American Public Education, Inc. (I)	2,767	60,874
Ascent Capital Group, Inc., Class A (I)	2,165	29,812
Benesse Holdings, Inc.	10,700	392,663

The accompanying notes are an integral part of the financial statements.

157

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Diversified consumer services (continued)
Bridgepoint Education, Inc. (I)	3,205	$44,357
Bright Horizons Family Solutions, Inc. (I)	7,394	567,268
Capella Education Company	1,913	165,570
Career Education Corp. (I)	11,491	108,475
Carriage Services, Inc.	2,616	68,775
Chegg, Inc. (I)(L)	13,752	165,024
Collectors Universe, Inc.	1,346	33,717
Graham Holdings Company, Class B	1,002	599,998
Grand Canyon Education, Inc. (I)	7,650	599,760
H&R Block, Inc.	36,222	961,332
Houghton Mifflin Harcourt Company (I)	21,564	266,315
K12, Inc. (I)	5,718	107,670
Kroton Educacional SA	230,880	1,034,552
New Oriental Education & Technology Group, Inc., ADR (I)	13,200	946,044
Regis Corp. (I)	6,668	63,013
Service Corp. International	40,545	1,292,575
Sotheby’s (I)	18,320	963,449
Strayer Education, Inc.	1,781	157,529
TAL Education Group, ADR (L)	4,300	500,821
Weight Watchers International, Inc. (I)(L)	4,830	127,029
		10,114,690
Hotels, restaurants and leisure - 1.6%
Accor SA	32,140	1,523,479
Aristocrat Leisure, Ltd.	77,804	1,259,757
Belmond, Ltd., Class A (I)	14,256	176,062
Berjaya Sports Toto BHD	93,724	54,745
Biglari Holdings, Inc. (I)	174	66,157
BJ’s Restaurants, Inc. (I)	4,018	180,006
Bloomin’ Brands, Inc.	17,846	357,455
Bob Evans Farms, Inc.	3,393	238,901
Bojangles’, Inc. (I)	1,692	29,610
Boyd Gaming Corp. (I)	14,009	355,969
Brinker International, Inc.	10,532	413,170
Buffalo Wild Wings, Inc. (I)	6,963	1,000,583
Caesars Acquisition Company, Class A (I)	8,133	143,547
Caesars Entertainment Corp. (I)(L)	9,751	106,773
Carnival Corp.	73,074	4,681,851
Carnival PLC	20,539	1,318,270
Carrols Restaurant Group, Inc. (I)	5,928	70,247
Century Casinos, Inc. (I)	4,051	31,638
Chipotle Mexican Grill, Inc. (I)	5,037	2,404,412
Churchill Downs, Inc.	4,947	829,365
Chuy’s Holdings, Inc. (I)	2,811	75,616
ClubCorp Holdings, Inc.	11,060	147,098
Compass Group PLC	177,706	3,834,019
Cracker Barrel Old Country Store, Inc. (L)	8,416	1,403,873
Crown Resorts, Ltd.	50,813	488,922
Darden Restaurants, Inc.	21,656	1,925,868
Dave & Buster’s Entertainment, Inc. (I)	6,429	428,814
Del Frisco’s Restaurant Group, Inc. (I)	4,097	69,649
Del Taco Restaurants, Inc. (I)	4,002	51,346
Denny’s Corp. (I)	13,018	154,914

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
DineEquity, Inc.	2,998	$137,159
Domino’s Pizza Enterprises, Ltd.	8,809	376,189
Domino’s Pizza, Inc.	10,350	2,191,302
Dunkin’ Brands Group, Inc.	19,805	1,158,791
El Pollo Loco Holdings, Inc. (I)(L)	3,519	48,034
Eldorado Resorts, Inc. (I)	4,836	100,347
Fiesta Restaurant Group, Inc. (I)	4,629	102,069
Flight Centre Travel Group, Ltd.	7,672	203,870
Fogo De Chao, Inc. (I)	1,117	15,303
Galaxy Entertainment Group, Ltd.	446,000	2,577,084
Genting BHD	338,700	789,131
Genting Malaysia BHD	455,360	596,850
Genting Singapore PLC	1,742,200	1,485,570
Golden Entertainment, Inc.	1,901	31,576
ILG, Inc.	19,325	520,616
InterContinental Hotels Group PLC	19,352	1,092,461
International Speedway Corp., Class A	10,052	354,836
Intrawest Resorts Holdings, Inc. (I)	2,754	65,297
J Alexander’s Holdings, Inc. (I)	2,657	30,157
Jack in the Box, Inc.	12,350	1,316,263
Jamba, Inc. (I)(L)	2,723	19,197
Jollibee Foods Corp.	21,690	89,133
Kangwon Land, Inc.	25,589	828,147
La Quinta Holdings, Inc. (I)	14,534	201,441
Lindblad Expeditions Holdings, Inc. (I)	3,106	29,569
Marriott International, Inc., Class A	55,031	5,924,087
Marriott Vacations Worldwide Corp.	3,776	439,980
McDonald’s Corp.	143,086	21,590,247
McDonald’s Holdings Company Japan, Ltd.	10,500	375,937
Melco Resorts & Entertainment, Ltd., ADR	46,400	1,047,712
Merlin Entertainments PLC (S)	76,772	523,764
MGM China Holdings, Ltd.	179,600	398,466
Minor International PCL, Foreign Shares	299,330	329,293
Monarch Casino & Resort, Inc. (I)	1,937	58,401
Nathan’s Famous, Inc. (I)	554	34,847
Oriental Land Company, Ltd.	35,900	2,319,240
Paddy Power Betfair PLC	10,100	1,060,916
Panera Bread Company, Class A (I)	4,594	1,444,767
Papa John’s International, Inc.	10,319	831,402
Penn National Gaming, Inc. (I)	12,873	248,835
Pinnacle Entertainment, Inc. (I)	9,370	183,558
Planet Fitness, Inc., Class A	4,518	98,718
Potbelly Corp. (I)	4,420	50,830
Red Lion Hotels Corp. (I)	3,113	20,390
Red Robin Gourmet Burgers, Inc. (I)	2,217	159,790
Red Rock Resorts, Inc., Class A	5,229	123,614
Restaurant Brands International, Inc.	23,733	1,452,073
Royal Caribbean Cruises, Ltd.	29,264	3,224,308
Ruby Tuesday, Inc. (I)	11,688	25,714
Ruth’s Hospitality Group, Inc.	5,154	111,326
Sands China, Ltd.	454,052	2,093,481
Scientific Games Corp., Class A (I)	8,922	206,990
SeaWorld Entertainment, Inc.	11,396	203,419

The accompanying notes are an integral part of the financial statements.

158

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Shake Shack, Inc., Class A (I)(L)	2,765	$102,360
Shangri-La Asia, Ltd.	232,500	355,784
SJM Holdings, Ltd.	376,384	364,942
Sodexo SA	17,286	2,359,196
Sonic Corp.	7,662	223,884
Speedway Motorsports, Inc.	2,027	34,905
Starbucks Corp.	254,929	16,216,034
Tabcorp Holdings, Ltd.	115,269	392,460
Tatts Group, Ltd.	204,115	636,914
Texas Roadhouse, Inc.	25,137	1,229,702
The Cheesecake Factory, Inc.	17,208	1,014,928
The Habit Restaurants, Inc., Class A (I)(L)	2,526	46,857
The Marcus Corp.	3,156	104,148
The Wendy’s Company	41,492	670,926
Tsogo Sun Holdings, Ltd.	24,605	45,020
TUI AG	54,753	845,781
Whitbread PLC	20,106	1,111,672
William Hill PLC	93,851	347,586
Wingstop, Inc. (L)	2,781	79,286
Wyndham Worldwide Corp.	18,401	1,858,317
Wynn Macau, Ltd.	293,350	651,102
Wynn Resorts, Ltd.	14,040	1,806,948
Yum China Holdings, Inc. (I)	35,662	1,369,777
Yum! Brands, Inc.	58,645	4,259,973
Zoe’s Kitchen, Inc. (I)(L)	3,449	47,976
		118,941,091
Household durables - 0.7%
Arcelik AS	36,625	253,698
AV Homes, Inc. (I)	2,219	34,783
Barratt Developments PLC	107,318	847,995
Bassett Furniture Industries, Inc.	1,804	53,579
Beazer Homes USA, Inc. (I)	5,371	65,526
Berkeley Group Holdings PLC	14,583	612,065
CalAtlantic Group, Inc.	15,532	559,773
Casio Computer Company, Ltd.	36,400	564,916
Cavco Industries, Inc. (I)	1,448	159,642
Century Communities, Inc. (I)	2,601	64,765
Coway Company, Ltd.	11,156	1,000,773
CSS Industries, Inc.	1,653	43,953
DR Horton, Inc.	39,641	1,295,864
Electrolux AB, Series B	46,078	1,478,503
Ethan Allen Interiors, Inc.	4,220	113,729
Flexsteel Industries, Inc.	1,138	57,640
Garmin, Ltd.	13,005	676,780
GoPro, Inc., Class A (I)(L)	17,287	142,099
Green Brick Partners, Inc. (I)(L)	4,119	40,778
Haier Electronics Group Company, Ltd.	124,000	315,176
Hanssem Company, Ltd.	2,217	435,849
Helen of Troy, Ltd. (I)	10,590	963,690
Hooker Furniture Corp.	1,953	83,784
Hovnanian Enterprises, Inc., Class A (I)	21,473	52,179
Husqvarna AB, B Shares	79,935	828,831
Iida Group Holdings Company, Ltd.	24,800	409,369

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Household durables (continued)
Installed Building Products, Inc. (I)	3,384	$167,846
iRobot Corp. (I)	4,569	423,638
KB Home	32,118	673,836
La-Z-Boy, Inc.	8,384	222,176
Leggett & Platt, Inc. (L)	15,379	800,016
Lennar Corp., A Shares	23,903	1,226,463
LG Electronics, Inc.	22,615	1,665,406
LGI Homes, Inc. (I)(L)	2,676	86,702
Libbey, Inc.	4,029	32,917
Lifetime Brands, Inc.	2,056	37,830
M/I Homes, Inc. (I)	3,976	112,083
MDC Holdings, Inc.	6,967	234,440
Meritage Homes Corp. (I)	6,511	259,789
Mohawk Industries, Inc. (I)	7,445	1,781,589
NACCO Industries, Inc., Class A	682	45,183
Newell Brands, Inc.	56,132	2,972,189
Nien Made Enterprise Company, Ltd.	18,000	186,849
Nikon Corp.	56,100	864,591
NVR, Inc. (I)	742	1,693,526
Panasonic Corp.	365,200	4,683,097
Persimmon PLC	33,139	1,050,117
PICO Holdings, Inc. (I)	4,089	66,855
PulteGroup, Inc.	33,480	758,992
Rinnai Corp.	5,500	494,444
SEB SA	4,241	744,582
Sekisui Chemical Company, Ltd.	67,500	1,186,047
Sekisui House, Ltd.	99,700	1,710,331
Sharp Corp. (I)(L)	247,000	907,257
Sony Corp.	208,600	7,616,824
Steinhoff International Holdings NV	266,578	1,419,749
Taylor Morrison Home Corp., Class A (I)	6,768	157,356
Taylor Wimpey PLC	349,658	916,759
Techtronic Industries Company, Ltd.	256,500	1,212,088
Tempur Sealy International, Inc. (I)(L)	10,081	468,162
The New Home Company, Inc. (I)	2,580	27,735
Toll Brothers, Inc.	31,843	1,175,325
TopBuild Corp. (I)	6,540	350,217
TRI Pointe Group, Inc. (I)	56,520	699,152
Tupperware Brands Corp.	10,913	784,754
Universal Electronics, Inc. (I)	2,431	157,043
Whirlpool Corp.	8,583	1,592,490
William Lyon Homes, Class A (I)(L)	4,183	94,745
ZAGG, Inc. (I)	4,971	41,508
		52,958,437
Internet and direct marketing retail - 1.6%
1-800-Flowers.com, Inc., Class A (I)	4,361	43,610
Amazon.com, Inc. (I)	74,137	73,738,143
Ctrip.com International, Ltd., ADR (I)	36,800	2,011,120
Duluth Holdings, Inc., Class B (I)(L)	1,614	31,505
Etsy, Inc. (I)	18,060	242,185
Expedia, Inc.	22,499	3,234,906
FTD Companies, Inc. (I)	3,104	53,761
HSN, Inc.	12,270	406,751

The accompanying notes are an integral part of the financial statements.

159

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
JD.com, Inc., ADR (I)	66,800	$2,674,004
Lands’ End, Inc. (I)(L)	2,667	46,939
Liberty TripAdvisor Holdings, Inc., Class A (I)	12,509	148,232
Netflix, Inc. (I)	80,532	13,132,353
Nutrisystem, Inc.	4,967	258,532
Overstock.com, Inc. (I)	2,340	32,877
PetMed Express, Inc. (L)	3,390	118,955
Rakuten, Inc.	153,700	1,867,828
Shutterfly, Inc. (I)	5,896	291,793
Start Today Company, Ltd.	29,400	733,908
The Priceline Group, Inc. (I)	9,204	17,276,736
TripAdvisor, Inc. (I)	21,493	827,695
Vipshop Holdings, Ltd., ADR (I)	40,200	497,274
Wayfair, Inc., Class A (I)(L)	5,382	338,797
Zalando SE (I)	17,436	833,710
		118,841,614
Leisure products - 0.1%
Acushnet Holdings Corp.	4,011	76,209
American Outdoor Brands Corp. (I)(L)	9,367	212,163
Bandai Namco Holdings, Inc.	33,100	1,181,754
Brunswick Corp.	19,283	1,065,579
Callaway Golf Company	16,235	206,834
Giant Manufacturing Company, Ltd.	35,000	205,248
Hasbro, Inc.	12,910	1,358,907
Johnson Outdoors, Inc., Class A	885	38,002
Malibu Boats, Inc., Class A (I)	3,198	77,552
Marine Products Corp.	1,942	26,431
Mattel, Inc.	40,674	931,841
MCBC Holdings, Inc.	1,540	29,614
Merida Industry Company, Ltd.	25,100	135,541
Nautilus, Inc. (I)	5,234	94,997
Polaris Industries, Inc. (L)	12,607	1,053,945
Sankyo Company, Ltd.	7,000	234,746
Sega Sammy Holdings, Inc.	30,700	389,449
Shimano, Inc.	12,200	1,894,883
Sturm Ruger & Company, Inc. (L)	3,178	202,439
Yamaha Corp.	27,700	895,471
		10,311,605
Media - 2.2%
Alibaba Pictures Group, Ltd. (I)	1,150,000	199,136
Altice NV, Class A (I)	58,464	1,454,683
Altice NV, Class B (I)	17,763	442,844
AMC Entertainment Holdings, Inc., Class A	9,059	203,828
AMC Networks, Inc., Class A (I)	12,116	641,906
Astro Malaysia Holdings BHD	228,300	135,480
Axel Springer SE	8,640	543,369
BEC World PCL, Foreign Shares	157,400	102,118
Cable One, Inc.	1,010	725,786
CBS Corp., Class B	62,266	3,805,075
Central European Media Enterprises, Ltd., Class A (I)(L)	15,053	58,707

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
Charter Communications, Inc., Class A (I)	35,969	$12,429,088
Cheil Worldwide, Inc.	14,601	250,248
Cinemark Holdings, Inc.	22,778	901,325
CJ E&M Corp.	4,047	284,246
Comcast Corp., Class A	792,077	33,021,690
Cyfrowy Polsat SA (I)	33,699	242,246
Daily Journal Corp. (I)(L)	210	44,163
Dentsu, Inc.	35,800	1,823,131
Discovery Communications, Inc., Series A (I)(L)	26,424	700,236
Discovery Communications, Inc., Series C (I)	35,494	916,810
DISH Network Corp., Class A (I)	38,061	2,427,150
Entercom Communications Corp., Class A (L)	4,611	47,493
Entravision Communications Corp., Class A	11,908	68,471
Eros International PLC (I)(L)	5,264	50,534
Eutelsat Communications SA	32,888	846,564
Gannett Company, Inc.	20,373	159,928
Global Eagle Entertainment, Inc. (I)	8,408	25,981
Gray Television, Inc. (I)	11,126	134,068
Grupo Televisa SAB	461,100	2,236,506
Hakuhodo DY Holdings, Inc.	35,300	466,953
IMAX Corp. (I)	9,990	250,250
ITV PLC	387,704	978,052
JCDecaux SA (I)	13,900	460,661
John Wiley & Sons, Inc., Class A	9,681	490,827
Lagardere SCA (L)	22,306	701,398
Liberty Media Corp.-Liberty Braves, Class A (I)	1,823	43,242
Liberty Media Corp.-Liberty Braves, Class C (I)	5,423	126,464
Liberty Media Corp.-Liberty Formula One, Series A (I)	3,871	123,485
Liberty Media Corp.-Liberty Formula One, Series C (I)(L)	7,840	261,072
Live Nation Entertainment, Inc. (I)	28,483	982,379
Loral Space & Communications, Inc. (I)	2,254	89,033
MDC Partners, Inc., Class A	9,106	75,580
Media General, Inc. (I)	18,354	5,451
Media Nusantara Citra Tbk PT (I)	288,200	41,116
Meredith Corp.	14,254	771,141
MSG Networks, Inc., Class A (I)	10,150	213,658
Naspers, Ltd., N Shares	39,227	8,128,615
National CineMedia, Inc.	10,620	77,207
New Media Investment Group, Inc.	7,698	99,535
News Corp., Class A	67,218	899,377
News Corp., Class B	17,657	241,901
Nexstar Media Group, Inc., Class A	7,433	425,168
Omnicom Group, Inc.	39,291	3,289,443
Pearson PLC	87,767	799,399
ProSiebenSat.1 Media SE	47,017	1,997,869
Publicis Groupe SA (L)	36,106	2,764,560

The accompanying notes are an integral part of the financial statements.

160

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
REA Group, Ltd.	7,380	$352,166
Reading International, Inc., Class A (I)	3,124	49,859
Rizzoli Corriere Della Sera Mediagroup SpA (I)	9,155	13,977
RTL Group SA	7,692	599,143
Schibsted ASA, A Shares	21,067	502,271
Schibsted ASA, B Shares	22,991	498,197
Scholastic Corp.	4,648	197,679
Scripps Networks Interactive, Inc., Class A	16,247	1,075,876
SES SA	68,449	1,694,777
SFX Entertainment, Inc. (I)	8,025	0
Shaw Communications, Inc., Class B	45,700	976,350
Sinclair Broadcast Group, Inc., Class A	11,334	367,222
Singapore Press Holdings, Ltd.	449,200	1,029,374
Sky PLC	111,163	1,421,109
Surya Citra Media Tbk PT	327,700	71,452
TEGNA, Inc.	36,676	870,688
Telenet Group Holding NV (I)	8,731	578,717
The EW Scripps Company, Class A (I)	10,211	175,425
The Interpublic Group of Companies, Inc.	65,230	1,626,184
The New York Times Company, Class A	47,596	837,690
The Walt Disney Company	243,437	26,276,590
Time Warner, Inc.	129,455	12,879,478
Time, Inc.	38,958	486,975
Toho Company, Ltd.	18,700	552,964
Townsquare Media Inc., Class A (I)	1,810	18,209
tronc, Inc. (I)	4,855	54,473
Twenty-First Century Fox, Inc., Class A	177,472	4,813,041
Twenty-First Century Fox, Inc., Class B	80,361	2,161,711
Viacom, Inc., Class B	58,035	2,019,038
Vivendi SA	193,859	4,206,561
World Wrestling Entertainment, Inc., Class A (L)	6,155	125,624
WPP PLC	138,543	3,117,571
		159,377,037
Multiline retail - 0.3%
Big Lots, Inc. (L)	17,131	836,507
Canadian Tire Corp., Ltd., Class A	7,402	842,530
Dillard’s, Inc., Class A (L)	5,467	281,441
Dollar General Corp.	25,633	1,881,206
Dollar Tree, Inc. (I)	23,580	1,832,166
Dollarama, Inc.	11,956	1,107,491
Don Quijote Holdings Company, Ltd.	19,400	758,214
El Puerto de Liverpool SAB de CV, Series C1	34,075	265,678
Fred’s, Inc., Class A (L)	6,077	83,620
Harvey Norman Holdings, Ltd. (L)	75,149	210,653
Hyundai Department Store Company, Ltd.	3,178	329,298
Isetan Mitsukoshi Holdings, Ltd.	55,540	559,947
J Front Retailing Company, Ltd.	40,100	566,426
J.C. Penney Company, Inc. (I)(L)	66,384	312,005
Kohl’s Corp.	17,945	689,626
Lojas Americanas SA	31,903	122,251

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Multiline retail (continued)
Lojas Renner SA	117,796	$959,928
Lotte Shopping Company, Ltd.	2,328	595,100
Macy’s, Inc.	30,699	721,427
Marks & Spencer Group PLC	177,960	878,633
Marui Group Company, Ltd.	34,600	503,242
Matahari Department Store Tbk PT	137,200	155,300
Next PLC	14,806	833,000
Nordstrom, Inc. (L)	11,500	480,700
Ollie’s Bargain Outlet Holdings, Inc. (I)	3,406	140,157
Robinson PCL, Foreign Shares	65,200	113,910
Ryohin Keikaku Company, Ltd.	3,900	1,015,313
SACI Falabella	42,486	350,582
Sears Holdings Corp. (I)(L)	2,260	16,701
Shinsegae, Inc.	1,549	336,786
Takashimaya Company, Ltd.	49,000	455,180
Target Corp.	55,199	3,044,225
Tuesday Morning Corp. (I)(L)	8,033	13,656
Woolworths Holdings, Ltd.	90,230	463,306
		21,756,205
Specialty retail - 1.3%
Aaron’s, Inc.	24,889	908,946
ABC-Mart, Inc.	5,300	309,675
Abercrombie & Fitch Company, Class A (L)	11,833	156,077
Advance Auto Parts, Inc.	9,548	1,275,899
America’s Car-Mart, Inc. (I)(L)	1,371	49,562
American Eagle Outfitters, Inc.	65,208	749,892
Asbury Automotive Group, Inc. (I)	3,405	190,510
Ascena Retail Group, Inc. (I)(L)	29,792	52,732
At Home Group, Inc. (I)(L)	1,518	28,447
AutoNation, Inc. (I)	9,446	373,306
AutoZone, Inc. (I)	3,671	2,224,332
Barnes & Noble Education, Inc. (I)	6,936	65,823
Barnes & Noble, Inc.	10,719	71,817
Bed Bath & Beyond, Inc.	20,173	694,153
Best Buy Company, Inc.	34,971	2,076,928
Big 5 Sporting Goods Corp.	3,087	42,909
Boot Barn Holdings, Inc. (I)(L)	2,639	20,558
Build-A-Bear Workshop, Inc. (I)	2,463	26,477
Cabela’s, Inc. (I)	11,068	584,722
Caleres, Inc.	7,306	199,746
Camping World Holdings, Inc., Class A	2,114	57,078
CarMax, Inc. (I)(L)	24,285	1,525,827
Chico’s FAS, Inc.	50,125	474,183
Citi Trends, Inc.	2,547	46,483
Conn’s, Inc. (I)(L)	3,573	61,098
CST Brands, Inc.	16,302	787,876
Destination XL Group, Inc. (I)	7,155	17,172
Dick’s Sporting Goods, Inc.	18,939	778,961
Dixons Carphone PLC	107,089	453,902
DSW, Inc., Class A	11,527	193,999
Dufry AG (I)	5,550	914,084
Express, Inc. (I)	12,797	99,305

The accompanying notes are an integral part of the financial statements.

161

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
Fast Retailing Company, Ltd.	8,800	$2,947,694
Five Below, Inc. (I)	9,163	470,062
Foot Locker, Inc.	17,017	1,010,980
Francesca’s Holdings Corp. (I)	6,535	82,733
GameStop Corp., Class A (L)	21,939	485,729
Genesco, Inc. (I)	3,527	131,204
GNC Holdings, Inc., Class A (L)	11,809	89,512
GOME Electrical Appliances Holdings, Ltd.	1,268,795	164,356
Group 1 Automotive, Inc.	3,539	212,871
Guess?, Inc.	10,514	126,589
Haverty Furniture Companies, Inc.	3,231	77,382
Hennes & Mauritz AB, B Shares	181,802	4,522,077
Hibbett Sports, Inc. (I)(L)	3,879	89,993
Hikari Tsushin, Inc.	3,500	354,405
Home Product Center PCL, Foreign Shares	533,073	154,981
Hotai Motor Company, Ltd.	32,000	419,312
Hotel Shilla Company, Ltd.	6,995	380,545
Industria de Diseno Textil SA	164,014	6,721,141
Kingfisher PLC	244,007	1,020,605
Kirkland’s, Inc. (I)	2,689	24,335
L Brands, Inc.	31,163	1,608,011
Lithia Motors, Inc., Class A	4,053	368,215
Lowe’s Companies, Inc.	111,996	8,821,925
Lumber Liquidators Holdings, Inc. (I)(L)	4,438	128,613
MarineMax, Inc. (I)	4,281	77,272
Monro Muffler Brake, Inc.	5,385	267,096
Mr. Price Group, Ltd.	21,056	241,094
Murphy USA, Inc. (I)	7,470	508,184
Nitori Holdings Company, Ltd.	13,200	1,930,232
O’Reilly Automotive, Inc. (I)	11,877	2,875,184
Office Depot, Inc.	205,871	1,052,001
Party City Holdco, Inc. (I)(L)	4,703	77,835
Pier 1 Imports, Inc.	13,825	69,263
Rent-A-Center, Inc. (L)	8,928	101,868
RH (I)(L)	6,636	372,346
Ross Stores, Inc.	51,143	3,269,061
Sally Beauty Holdings, Inc. (I)	30,918	557,142
Select Comfort Corp. (I)	7,380	212,544
Shimamura Company, Ltd.	3,600	462,267
Shoe Carnival, Inc.	2,352	48,098
Signet Jewelers, Ltd.	8,891	427,657
Sonic Automotive, Inc., Class A	4,764	89,563
Sportsman’s Warehouse Holdings, Inc. (I)(L)	5,140	29,966
Staples, Inc.	85,001	771,809
Stein Mart, Inc. (L)	6,593	9,626
Tailored Brands, Inc. (L)	8,357	88,751
The Buckle, Inc. (L)	4,937	83,929
The Cato Corp., Class A	4,436	89,430
The Children’s Place, Inc.	3,179	343,968
The Finish Line, Inc., Class A	7,143	100,788
The Foschini Group, Ltd.	18,860	199,428
The Gap, Inc.	28,754	646,965

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
The Home Depot, Inc.	157,475	$24,173,987
The Michaels Companies, Inc. (I)	25,676	496,317
The TJX Companies, Inc.	84,261	6,337,270
Tiffany & Company	13,819	1,201,700
Tile Shop Holdings, Inc.	5,578	109,608
Tractor Supply Company	17,095	942,789
Truworths International, Ltd.	39,747	227,010
Ulta Salon Cosmetics & Fragrance, Inc. (I)	7,538	2,297,884
Urban Outfitters, Inc. (I)	19,023	358,964
USS Company, Ltd.	36,000	724,660
Vitamin Shoppe, Inc. (I)	4,278	49,625
West Marine, Inc.	3,619	35,575
Williams-Sonoma, Inc. (L)	17,407	847,025
Winmark Corp.	417	51,083
Yamada Denki Company, Ltd.	102,600	538,377
Zumiez, Inc. (I)	3,133	44,645
		99,365,635
Textiles, apparel and luxury goods - 1.0%
adidas AG	38,131	7,309,999
ANTA Sports Products, Ltd.	105,000	310,455
Asics Corp.	26,300	440,567
Belle International Holdings, Ltd.	622,888	485,717
Burberry Group PLC	47,413	1,110,122
Carter’s, Inc.	10,467	859,969
CCC SA	4,389	247,946
Christian Dior SE	10,280	2,937,424
Cie Financiere Richemont SA	81,823	6,846,638
Coach, Inc.	32,262	1,490,827
Columbia Sportswear Company	4,591	249,199
Crocs, Inc. (I)	12,824	87,588
Culp, Inc.	1,778	57,074
Deckers Outdoor Corp. (I)	12,424	861,729
Delta Apparel, Inc. (I)	1,334	25,186
Eclat Textile Company, Ltd.	23,720	241,367
Feng TAY Enterprise Company, Ltd.	39,968	155,397
Formosa Taffeta Company, Ltd.	101,000	105,560
Fossil Group, Inc. (I)	7,269	78,287
G-III Apparel Group, Ltd. (I)	7,393	144,681
Gildan Activewear, Inc.	23,795	688,916
Hanesbrands, Inc. (L)	44,239	913,535
HengTen Networks Group, Ltd. (I)	1,860,000	29,323
Hermes International	4,943	2,443,338
HUGO BOSS AG	13,552	1,021,589
Iconix Brand Group, Inc. (I)	7,547	45,207
Kate Spade & Company (I)	27,631	508,963
Kering	14,286	4,727,071
Li & Fung, Ltd.	1,101,200	453,388
LPP SA	229	386,015
Luxottica Group SpA	27,072	1,637,939
LVMH Moet Hennessy Louis Vuitton SE	52,508	13,421,141
Michael Kors Holdings, Ltd. (I)	18,754	622,258
Movado Group, Inc.	2,680	56,548
NIKE, Inc., Class B	153,551	8,136,667

The accompanying notes are an integral part of the financial statements.

162

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Oxford Industries, Inc.	2,589	$139,133
Pandora A/S	23,704	2,242,201
Pegas Nonwovens SA	553	22,606
Perry Ellis International, Inc. (I)	2,134	39,138
Pou Chen Corp.	284,000	391,690
PVH Corp.	9,151	969,548
Ralph Lauren Corp.	6,425	435,615
Ruentex Industries, Ltd.	84,000	125,624
Sequential Brands Group, Inc. (I)(L)	7,267	23,327
Shenzhou International Group Holdings, Ltd.	55,000	376,663
Skechers U.S.A., Inc., Class A (I)	28,811	735,257
Steven Madden, Ltd. (I)	10,515	412,714
Superior Uniform Group, Inc.	1,380	26,634
The Swatch Group AG (L)	4,877	1,889,600
The Swatch Group AG (Swiss Stock Exchange)	7,553	576,544
Under Armour, Inc., Class A (I)(L)	21,746	416,653
Under Armour, Inc., Class C (I)	21,482	383,024
Unifi, Inc. (I)	2,652	74,627
Vera Bradley, Inc. (I)	3,802	35,777
VF Corp.	38,171	2,053,600
Wolverine World Wide, Inc.	16,506	429,156
Yue Yuen Industrial Holdings, Ltd.	138,000	549,740
		71,486,501
		817,957,169
Consumer staples - 7.5%
Beverages - 1.4%
Ambev SA	788,205	4,557,337
Anadolu Efes Biracilik Ve Malt Sanayii AS	29,075	170,851
Anheuser-Busch InBev SA	130,092	15,202,174
Arca Continental SAB de CV	77,400	550,094
Asahi Group Holdings, Ltd.	63,800	2,545,516
Brown-Forman Corp., Class B	18,213	946,165
Carlsberg A/S, Class B	22,760	2,474,933
China Resources Beer Holdings Company, Ltd.	158,855	400,478
Cia Cervecerias Unidas SA	9,757	128,440
Coca-Cola Amatil, Ltd.	79,846	554,149
Coca-Cola Bottlers Japan, Inc.	20,500	660,560
Coca-Cola Bottling Company Consolidated	810	184,469
Coca-Cola European Partners PLC	33,537	1,382,497
Coca-Cola Femsa SAB de CV, Series L	95,300	766,652
Coca-Cola HBC AG (I)	20,080	583,460
Coca-Cola Icecek AS	9,871	103,550
Constellation Brands, Inc., Class A	17,663	3,227,913
Craft Brew Alliance, Inc. (I)	2,361	39,429
Diageo PLC	273,361	8,216,860
Dr. Pepper Snapple Group, Inc.	18,799	1,744,735
Fomento Economico Mexicano SAB de CV	346,600	3,271,565
Heineken Holding NV	15,969	1,484,519

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Beverages (continued)
Heineken NV	36,273	$3,570,718
Kirin Holdings Company, Ltd.	135,700	2,861,870
Lotte Chilsung Beverage Company, Ltd.	129	207,839
MGP Ingredients, Inc.	2,126	108,872
Molson Coors Brewing Company, Class B	18,873	1,788,972
Monster Beverage Corp. (I)	41,505	2,098,493
National Beverage Corp. (L)	1,988	190,749
PepsiCo, Inc.	146,204	17,086,861
Pernod Ricard SA	39,906	5,414,852
Primo Water Corp. (I)	4,009	49,271
Remy Cointreau SA	4,213	462,146
Suntory Beverage & Food, Ltd.	22,700	1,102,573
The Boston Beer Company, Inc., Class A (I)(L)	3,498	499,340
The Coca-Cola Company	396,272	18,018,488
Treasury Wine Estates, Ltd.	103,646	1,003,150
Tsingtao Brewery Company, Ltd., H Shares	36,800	167,531
		103,828,071
Food and staples retailing - 1.5%
Aeon Company, Ltd.	107,400	1,622,442
Alimentation Couche-Tard, Inc., Class B	44,674	2,066,278
BGF retail Company, Ltd.	4,186	521,079
Bid Corp., Ltd.	30,550	699,969
BIM Birlesik Magazalar AS	30,992	551,485
Carrefour SA	106,713	2,787,013
Casey’s General Stores, Inc. (L)	8,439	982,215
Casino Guichard Perrachon SA	10,456	644,623
Cencosud SA	102,915	277,663
Colruyt SA	11,170	617,973
Costco Wholesale Corp.	66,385	11,977,846
CP ALL PCL, Foreign Shares	667,300	1,224,236
CVS Health Corp.	154,988	11,907,728
Distribuidora Internacional de Alimentacion SA	93,455	575,670
Dongsuh Companies, Inc.	7,305	211,484
E-MART, Inc.	4,089	888,128
Empire Company, Ltd.	18,069	274,075
Eurocash SA	13,302	110,413
FamilyMart UNY Holdings Company, Ltd.	13,500	758,014
George Weston, Ltd.	5,819	526,008
GS Retail Company, Ltd.	5,693	285,390
ICA Gruppen AB	15,293	550,687
Ingles Markets, Inc., Class A	2,426	88,792
J Sainsbury PLC	180,874	655,230
Jeronimo Martins SGPS SA	38,835	773,495
Koninklijke Ahold Delhaize NV	201,782	4,453,583
Lawson, Inc.	8,100	552,213
Loblaw Companies, Ltd.	24,005	1,356,762
Massmart Holdings, Ltd.	11,058	97,960
METRO AG	36,078	1,209,057
Metro, Inc.	25,195	843,781
Performance Food Group Company (I)	6,366	180,158

The accompanying notes are an integral part of the financial statements.

163

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food and staples retailing (continued)
Pick n Pay Stores, Ltd.	31,871	$146,406
President Chain Store Corp.	73,000	652,513
PriceSmart, Inc.	3,432	302,874
Raia Drogasil SA	38,386	854,090
Seven & i Holdings Company, Ltd.	124,200	5,279,434
Shoprite Holdings, Ltd.	37,423	595,332
Smart & Final Stores, Inc. (I)	4,301	56,343
SpartanNash Company	6,317	188,247
Sprouts Farmers Market, Inc. (I)	27,627	661,943
Sun Art Retail Group, Ltd.	237,500	219,193
Sundrug Company, Ltd.	12,100	470,985
SUPERVALU, Inc. (I)	45,613	175,610
Sysco Corp.	74,937	4,088,563
Tesco PLC (I)	889,826	2,109,391
The Andersons, Inc.	4,596	161,320
The Chefs’ Warehouse, Inc. (I)	3,447	52,222
The Jean Coutu Group PJC, Inc., Class A	9,591	157,548
The Kroger Company	140,042	4,170,451
The SPAR Group, Ltd.	17,491	227,982
Tsuruha Holdings, Inc.	5,900	654,197
United Natural Foods, Inc. (I)	19,371	773,678
Village Super Market, Inc., Class A	1,321	32,866
Wal-Mart de Mexico SAB de CV	986,700	2,259,049
Wal-Mart Stores, Inc.	227,183	17,856,584
Walgreens Boots Alliance, Inc.	128,487	10,410,017
Weis Markets, Inc.	1,646	84,967
Wesfarmers, Ltd.	160,157	5,080,733
Whole Foods Market, Inc.	48,536	1,698,275
WM Morrison Supermarkets PLC	244,141	775,156
Woolworths, Ltd.	182,332	3,529,238
		113,996,657
Food products - 1.7%
AdvancePierre Foods Holdings, Inc.	3,795	152,825
Ajinomoto Company, Inc.	89,400	1,913,655
Amplify Snack Brands, Inc. (I)(L)	5,349	48,943
Archer-Daniels-Midland Company	58,720	2,441,578
Aryzta AG (I)	13,334	421,228
Associated British Foods PLC	38,421	1,484,169
B&G Foods, Inc.	11,186	453,592
Barry Callebaut AG (I)	343	492,183
BRF SA	101,710	1,361,602
Cal-Maine Foods, Inc. (I)(L)	5,320	197,904
Calavo Growers, Inc.	2,634	178,322
Calbee, Inc.	13,200	511,217
Campbell Soup Company	19,937	1,149,368
Charoen Pokphand Foods PCL, Foreign Shares	369,500	270,059
Charoen Pokphand Indonesia Tbk PT	410,503	97,647
China Huishan Dairy Holdings Company, Ltd.	280,500	0
China Mengniu Dairy Company, Ltd.	270,996	547,806
Chocoladefabriken Lindt & Spruengli AG	159	967,005

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products (continued)
Chocoladefabriken Lindt & Spruengli AG (Swiss Stock Exchange)	16	$1,175,001
CJ CheilJedang Corp.	1,754	597,509
Conagra Brands, Inc.	42,351	1,632,208
Danone SA	111,041	8,253,581
Darling Ingredients, Inc. (I)	28,151	441,126
Dean Foods Company	35,184	641,756
Farmer Brothers Company (I)	1,398	41,940
Felda Global Ventures Holdings BHD	197,200	80,606
Flowers Foods, Inc.	39,596	731,734
Fresh Del Monte Produce, Inc.	5,462	276,814
Freshpet, Inc. (I)	4,184	63,597
General Mills, Inc.	59,508	3,376,484
Genting Plantations BHD	33,300	85,140
Golden Agri-Resources, Ltd.	1,986,840	524,073
Gruma SAB de CV, Class B	39,635	515,727
Grupo Bimbo SAB de CV, Series A	314,200	728,629
Grupo Lala SAB de CV	113,600	192,095
Hormel Foods Corp.	28,054	943,456
Indofood CBP Sukses Makmur Tbk PT	128,900	84,087
Indofood Sukses Makmur Tbk PT	243,417	159,682
Ingredion, Inc.	15,463	1,764,174
IOI Corp. BHD	335,900	356,893
J&J Snack Foods Corp.	2,557	332,666
JBS SA	121,681	303,455
John B. Sanfilippo & Son, Inc.	1,456	94,305
Kellogg Company	25,878	1,852,865
Kerry Group PLC, Class A	17,270	1,524,132
Kerry Group PLC, Class A (London Stock Exchange)	2,564	224,411
Kikkoman Corp.	24,200	758,048
Kuala Lumpur Kepong BHD	62,600	362,005
Lamb Weston Holdings, Inc.	29,887	1,387,056
Lancaster Colony Corp.	7,388	914,856
Landec Corp. (I)	4,804	67,256
Limoneira Company	2,072	38,187
Lotte Confectionery Company, Ltd.	1,206	236,889
M Dias Branco SA	17,302	289,262
Marine Harvest ASA (I)	102,284	1,788,224
McCormick & Company, Inc.	11,711	1,219,701
Mead Johnson Nutrition Company	18,844	1,685,030
MEIJI Holdings Company, Ltd.	18,800	1,537,632
Mondelez International, Inc., Class A	156,988	7,314,071
Nestle SA	487,855	41,653,808
NH Foods, Ltd.	28,000	878,310
Nisshin Seifun Group, Inc.	32,300	533,356
Nissin Foods Holdings Company, Ltd.	9,500	599,726
Omega Protein Corp.	3,681	64,233
Orion Corp.	754	537,033
Orkla ASA	217,202	2,173,253
Ottogi Corp.	257	195,417
Pioneer Foods Group, Ltd.	11,792	127,589
Post Holdings, Inc. (I)	13,846	1,112,388
PPB Group BHD	69,900	274,360

The accompanying notes are an integral part of the financial statements.

164

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products (continued)
Sanderson Farms, Inc.	3,393	$402,749
Saputo, Inc.	27,968	933,750
Seaboard Corp.	45	182,228
Seneca Foods Corp., Class A (I)	1,243	38,284
Snyder’s-Lance, Inc.	32,185	1,182,799
Standard Foods Corp.	44,087	118,589
Tate & Lyle PLC	50,788	482,750
Thai Union Group PCL, Foreign Shares	263,300	162,288
The Hain Celestial Group, Inc. (I)	22,281	778,275
The Hershey Company	14,253	1,642,943
The J.M. Smucker Company	11,963	1,529,470
The Kraft Heinz Company	61,109	5,634,250
Tiger Brands, Ltd.	14,898	436,329
Tingyi Cayman Islands Holding Corp.	190,000	232,095
Tootsie Roll Industries, Inc. (L)	6,906	239,638
Toyo Suisan Kaisha, Ltd.	14,400	560,900
TreeHouse Foods, Inc. (I)	12,234	944,220
Tyson Foods, Inc., Class A	29,431	1,687,574
Ulker Biskuvi Sanayi AS	22,510	131,779
Uni-President Enterprises Corp.	622,943	1,243,843
Universal Robina Corp.	44,130	143,632
Want Want China Holdings, Ltd.	554,000	388,588
WH Group, Ltd. (S)	1,514,500	1,418,813
Wilmar International, Ltd.	547,800	1,400,869
Yakult Honsha Company, Ltd.	14,500	1,024,838
Yamazaki Baking Company, Ltd.	21,700	449,515
		128,825,947
Household products - 1.1%
Central Garden & Pet Company (I)(L)	2,009	60,109
Central Garden & Pet Company, Class A (I)	5,414	156,519
Church & Dwight Company, Inc.	44,905	2,319,792
Colgate-Palmolive Company	154,219	11,776,163
Energizer Holdings, Inc.	13,341	715,078
Henkel AG & Company KGaA	20,898	2,597,490
HRG Group, Inc. (I)	20,251	384,161
Kimberly-Clark Corp.	62,114	8,058,049
Kimberly-Clark de Mexico SAB de CV, Series A	292,800	581,015
Lion Corp.	39,600	838,513
Oil-Dri Corp. of America	916	31,575
Orchids Paper Products Company (L)	1,655	23,650
Reckitt Benckiser Group PLC	68,363	7,011,603
Svenska Cellulosa AB SCA, B Shares	116,714	4,116,952
The Clorox Company	22,323	3,029,901
The Procter & Gamble Company	446,530	39,334,828
Unicharm Corp.	66,500	1,799,696
Unilever Indonesia Tbk PT	83,445	289,278
WD-40 Company (L)	2,408	254,526
		83,378,898
Personal products - 0.8%
Amorepacific Corp.	6,791	2,080,223
AMOREPACIFIC Group	5,881	790,142

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Personal products (continued)
Avon Products, Inc. (I)	169,828	$577,415
Beiersdorf AG	20,228	2,174,000
Coty, Inc., Class A	81,865	1,550,523
Edgewell Personal Care Company (I)	12,367	904,522
elf Beauty, Inc. (I)	1,755	42,945
Hengan International Group Company, Ltd.	71,000	497,849
Inter Parfums, Inc.	2,995	104,226
Kao Corp.	83,100	5,239,808
Kose Corp.	5,000	539,707
L’Oreal SA	47,352	10,129,107
LG Household & Health Care, Ltd.	1,983	1,739,034
Medifast, Inc.	1,808	75,231
Natura Cosmeticos SA	28,740	289,270
Natural Health Trends Corp.	1,356	37,778
Nu Skin Enterprises, Inc., Class A	10,643	584,088
Nutraceutical International Corp.	1,492	62,291
Pola Orbis Holdings, Inc.	15,100	422,687
Revlon, Inc., Class A (I)	2,056	38,242
Shiseido Company, Ltd.	62,700	2,110,044
The Estee Lauder Companies, Inc., Class A	38,932	3,665,058
Unilever NV	256,805	14,628,788
Unilever PLC	139,515	7,777,778
USANA Health Sciences, Inc. (I)	1,825	117,530
		56,178,286
Tobacco - 1.0%
Alliance One International, Inc. (I)	1,728	18,144
Altria Group, Inc.	198,869	15,002,677
British American Tobacco Malaysia BHD	21,198	220,913
British American Tobacco PLC	202,587	14,493,599
Gudang Garam Tbk PT	26,982	149,555
Hanjaya Mandala Sampoerna Tbk PT	516,000	152,142
Imperial Brands PLC	104,049	4,868,681
Japan Tobacco, Inc.	181,600	6,824,694
KT&G Corp.	24,719	2,448,477
Philip Morris International, Inc.	159,082	19,058,024
Reynolds American, Inc.	84,629	5,691,300
Swedish Match AB	35,880	1,210,081
Universal Corp.	3,823	253,847
Vector Group, Ltd.	15,918	346,057
		70,738,191
		556,946,050
Energy - 5.3%
Energy equipment and services - 0.6%
Archrock, Inc.	11,841	124,331
Atwood Oceanics, Inc. (I)(L)	12,880	129,315
Baker Hughes, Inc.	75,894	4,185,554
Bristow Group, Inc. (L)	5,796	37,964
CARBO Ceramics, Inc. (I)(L)	4,026	30,477
China Oilfield Services, Ltd., H Shares	168,000	145,672
Dawson Geophysical Company (I)	4,711	18,137
Dialog Group BHD	453,612	203,441

The accompanying notes are an integral part of the financial statements.

165

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Energy equipment and services (continued)
Diamond Offshore Drilling, Inc. (I)(L)	13,884	$160,360
Dril-Quip, Inc. (I)	8,143	403,893
Ensco PLC, Class A	65,271	407,291
Era Group, Inc. (I)	3,428	28,829
Exterran Corp. (I)	5,366	151,321
Fairmount Santrol Holdings, Inc. (I)(L)	15,347	73,052
Forum Energy Technologies, Inc. (I)	10,249	166,546
Geospace Technologies Corp. (I)	2,382	35,706
Halliburton Company	154,689	6,990,396
Helix Energy Solutions Group, Inc. (I)	23,692	117,986
Helmerich & Payne, Inc. (L)	19,373	1,020,182
Hornbeck Offshore Services, Inc. (I)(L)	5,896	9,905
Independence Contract Drilling, Inc. (I)	5,420	20,704
Mammoth Energy Partners LP (I)	1,399	25,420
Matrix Service Company (I)	4,640	37,816
McDermott International, Inc. (I)	41,217	255,958
Nabors Industries, Ltd.	61,463	540,874
National Oilwell Varco, Inc.	67,581	2,207,871
Natural Gas Services Group, Inc. (I)	2,197	57,561
Newpark Resources, Inc. (I)	14,339	106,109
Oceaneering International, Inc.	21,122	514,954
Oil States International, Inc. (I)	19,775	578,419
Parker Drilling Company (I)	21,728	29,333
Patterson-UTI Energy, Inc.	35,829	763,874
Petrofac, Ltd.	27,955	137,258
PHI, Inc. (I)	2,326	20,701
Pioneer Energy Services Corp. (I)	13,157	32,235
RigNet, Inc. (I)	2,241	37,537
Rowan Companies PLC, Class A (I)	27,030	325,441
Saipem SpA (I)	98,889	402,572
Sapura Energy BHD	572,289	236,734
Schlumberger, Ltd.	248,738	17,309,677
SEACOR Holdings, Inc. (I)	2,733	167,287
Seadrill, Ltd. (I)(L)	64,930	29,244
Smart Sand, Inc. (I)	2,131	20,756
Superior Energy Services, Inc. (I)	32,920	341,380
TechnipFMC PLC (I)	83,543	2,418,570
Tenaris SA	74,940	1,135,249
Tesco Corp. (I)	8,231	38,274
TETRA Technologies, Inc. (I)	20,342	62,857
Transocean, Ltd. (I)(L)	71,010	645,481
U.S. Silica Holdings, Inc.	12,693	482,334
Unit Corp. (I)	8,615	153,605
Willbros Group, Inc. (I)	8,165	18,861
		43,595,304
Oil, gas and consumable fuels - 4.7%
Abraxas Petroleum Corp. (I)	26,161	48,136
Adaro Energy Tbk PT	809,845	92,348
Alon USA Energy, Inc.	5,362	66,221
AltaGas, Ltd.	18,127	404,045
Anadarko Petroleum Corp.	99,885	5,047,189
Apache Corp.	67,668	3,164,156
ARC Resources, Ltd.	37,968	474,161

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Ardmore Shipping Corp.	4,977	$35,834
Banpu PCL, Foreign Shares	272,400	142,342
Bill Barrett Corp. (I)	11,092	38,378
BP PLC	2,055,828	12,420,438
Cabot Oil & Gas Corp.	85,543	1,898,199
California Resources Corp. (I)(L)	5,467	59,536
Callon Petroleum Company (I)	31,753	359,444
Caltex Australia, Ltd.	36,080	887,761
Cameco Corp.	42,626	392,859
Canadian Natural Resources, Ltd.	116,559	3,359,964
Carrizo Oil & Gas, Inc. (I)	10,602	232,608
Cenovus Energy, Inc.	108,202	965,195
Chesapeake Energy Corp. (I)(L)	133,781	676,932
Chevron Corp.	337,927	34,968,686
China Coal Energy Company, Ltd., H Shares	177,995	78,083
China Petroleum & Chemical Corp., H Shares	2,507,639	2,054,146
China Shenhua Energy Company, Ltd., H Shares	336,500	818,309
Cimarex Energy Company	17,084	1,837,555
Clean Energy Fuels Corp. (I)	17,938	41,975
CNOOC, Ltd.	1,749,716	1,986,559
Cobalt International Energy, Inc. (I)	73,049	16,494
Concho Resources, Inc. (I)	26,462	3,354,852
ConocoPhillips	220,732	9,864,513
CONSOL Energy, Inc. (I)	38,053	552,149
Contango Oil & Gas Company (I)	4,571	28,157
Cosan SA Industria e Comercio	20,694	230,413
Crescent Point Energy Corp.	57,782	501,318
CVR Energy, Inc. (L)	2,723	54,351
Delek US Holdings, Inc.	10,546	258,588
Denbury Resources, Inc. (I)(L)	60,290	92,244
Devon Energy Corp.	94,338	3,205,605
DHT Holdings, Inc.	15,848	66,879
Dorian LPG, Ltd. (I)	4,363	34,075
Eclipse Resources Corp. (I)	10,752	24,084
Ecopetrol SA	916,445	419,508
Empresas COPEC SA	31,219	360,932
Enagas SA	33,093	984,212
Enbridge, Inc.	171,351	6,596,034
Encana Corp.	102,997	1,001,111
Energen Corp. (I)	20,907	1,192,535
Energy Absolute PCL, Foreign Shares	141,000	105,564
Eni SpA	408,646	6,495,444
EOG Resources, Inc.	102,979	9,300,033
EP Energy Corp., Class A (I)(L)	6,578	27,693
EQT Corp.	30,875	1,706,461
Evolution Petroleum Corp.	4,277	31,222
EXCO Resources, Inc. (I)	30,057	9,925
Exxaro Resources, Ltd.	17,756	138,056
Exxon Mobil Corp.	740,262	59,591,091
Formosa Petrochemical Corp.	147,000	527,358
Frontline, Ltd. (L)	11,865	68,698

The accompanying notes are an integral part of the financial statements.

166

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Galp Energia SGPS SA	76,945	$1,187,445
GasLog, Ltd. (L)	6,904	89,407
Gener8 Maritime, Inc. (I)	7,456	39,517
Golar LNG, Ltd. (L)	16,371	380,871
Green Plains, Inc.	6,116	130,577
Grupa Lotos SA (I)	16,083	232,947
GS Holdings Corp.	11,175	728,416
Gulfport Energy Corp. (I)	34,208	490,885
Hess Corp.	47,832	2,195,010
HollyFrontier Corp.	38,200	912,980
Husky Energy, Inc. (I)	38,320	441,112
Idemitsu Kosan Company, Ltd.	14,500	406,458
Imperial Oil, Ltd.	32,188	910,705
Inpex Corp.	155,600	1,434,553
Inter Pipeline, Ltd.	38,756	767,460
International Petroleum Corp. (I)	2,599	8,821
International Seaways, Inc. (I)	2,805	55,483
IRPC PCL, Foreign Shares	1,372,900	205,577
Jones Energy, Inc., Class A (I)(L)	12,060	24,120
JXTG Holdings, Inc.	508,150	2,216,521
Keyera Corp.	19,920	592,800
Kinder Morgan, Inc.	343,008	6,434,830
Koninklijke Vopak NV	11,118	503,597
Kunlun Energy Company, Ltd.	312,000	279,712
Lundin Petroleum AB (I)	35,203	684,081
Marathon Oil Corp.	152,689	1,988,011
Marathon Petroleum Corp.	94,197	4,902,012
Matador Resources Company (I)(L)	15,135	344,927
MOL Hungarian Oil and Gas PLC	7,673	623,837
Murphy Oil Corp.	29,453	718,948
Navios Maritime Acquisition Corp.	15,007	21,610
Neste OYJ	22,977	911,738
Newfield Exploration Company (I)	35,873	1,165,155
Noble Energy, Inc.	84,835	2,433,916
Nordic American Tankers, Ltd. (L)	16,829	100,301
Northern Oil and Gas, Inc. (I)(L)	8,867	14,631
Oasis Petroleum, Inc. (I)	39,840	388,838
Occidental Petroleum Corp.	136,401	8,038,111
Oil Search, Ltd.	195,383	1,033,319
OMV AG	51,719	2,700,933
ONEOK, Inc. (L)	37,044	1,840,346
Origin Energy, Ltd. (I)	250,411	1,429,091
Overseas Shipholding Group, Inc., Class A (I)	7,253	19,148
Pacific Ethanol, Inc. (I)	5,027	29,659
Panhandle Oil and Gas, Inc., Class A	2,763	53,602
Par Pacific Holdings, Inc. (I)(L)	5,275	90,783
PBF Energy, Inc., Class A (L)	24,267	468,838
PDC Energy, Inc. (I)	9,534	473,458
Pembina Pipeline Corp. (L)	42,422	1,355,708
PetroChina Company, Ltd., H Shares	2,075,739	1,380,349
Petroleo Brasileiro SA (I)	497,207	2,092,727
Petronas Dagangan BHD	25,000	143,577

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Peyto Exploration & Development Corp. (L)	17,943	$325,295
Phillips 66	78,772	5,995,337
Pioneer Natural Resources Company	30,417	5,075,381
Polski Koncern Naftowy ORLEN SA	54,367	1,552,421
Polskie Gornictwo Naftowe i Gazownictwo SA	297,231	507,822
PrairieSky Royalty, Ltd. (L)	22,175	478,350
PTT Exploration & Production PCL, Foreign Shares	186,700	493,885
PTT PCL, Foreign Shares	134,500	1,553,656
QEP Resources, Inc. (I)	51,608	516,080
Range Resources Corp.	34,615	798,222
Reliance Industries, Ltd., GDR (I)(S)	14,767	609,139
Renewable Energy Group, Inc. (I)(L)	6,707	75,789
Repsol SA	169,971	2,856,998
REX American Resources Corp. (I)	974	92,647
Ring Energy, Inc. (I)	7,253	94,144
Royal Dutch Shell PLC, A Shares	473,885	12,880,094
Royal Dutch Shell PLC, B Shares	407,652	11,284,785
RSP Permian, Inc. (I)	16,745	595,955
S-Oil Corp.	9,743	900,897
Sanchez Energy Corp. (I)(L)	11,437	68,508
Santos, Ltd. (I)	256,830	643,236
Scorpio Tankers, Inc.	28,048	104,339
SemGroup Corp., Class A	11,314	350,734
Seven Generations Energy, Ltd., Class A (I)	25,909	464,726
Ship Finance International, Ltd. (L)	9,902	133,677
Showa Shell Sekiyu KK	30,300	278,402
SK Innovation Company, Ltd.	13,699	2,068,794
SM Energy Company	21,088	357,863
Snam SpA	389,445	1,786,555
Southwestern Energy Company (I)	114,834	695,894
SRC Energy, Inc. (I)	31,805	218,818
Statoil ASA	302,131	5,268,551
Suncor Energy, Inc.	175,563	5,494,913
Teekay Corp. (L)	8,525	52,088
Teekay Tankers, Ltd., Class A	20,381	38,316
Tesoro Corp.	20,949	1,743,795
Thai Oil PCL, Foreign Shares	110,800	250,547
The Williams Companies, Inc.	147,413	4,216,012
TOTAL SA (L)	428,113	22,616,353
Tourmaline Oil Corp. (I)	24,433	488,533
TransCanada Corp.	91,114	4,229,751
Tupras Turkiye Petrol Rafinerileri AS	18,634	502,152
Ultrapar Participacoes SA	60,022	1,388,355
United Tractors Tbk PT	93,237	194,424
Valero Energy Corp.	80,798	4,966,653
Veresen, Inc.	33,967	461,661
Vermilion Energy, Inc.	12,781	399,936
Western Refining, Inc. (L)	30,831	1,116,082
Westmoreland Coal Company (I)	3,256	21,392
Woodside Petroleum, Ltd.	106,939	2,555,240

The accompanying notes are an integral part of the financial statements.

167

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
World Fuel Services Corp.	15,061	$532,256
WPX Energy, Inc. (I)	85,366	923,660
Yanzhou Coal Mining Company, Ltd., H Shares	199,210	148,186
		346,975,415
		390,570,719
Financials - 16.5%
Banks - 9.5%
1st Source Corp.	2,662	121,254
ABN AMRO Group NV (S)	44,818	1,157,372
Access National Corp.	2,824	79,044
ACNB Corp.	1,244	35,143
Agricultural Bank of China, Ltd., H Shares	2,420,700	1,173,434
Akbank TAS	319,864	864,740
Alior Bank SA (I)	14,626	268,275
Allegiance Bancshares, Inc. (I)	1,969	76,299
Alliance Financial Group BHD	138,940	140,514
American National Bankshares, Inc.	1,609	56,074
Ameris Bancorp	5,817	252,167
AMMB Holdings BHD	262,500	319,618
Aozora Bank, Ltd.	192,000	705,095
Arrow Financial Corp.	2,083	65,927
Associated Banc-Corp.	32,698	779,847
Atlantic Capital Bancshares, Inc. (I)	3,199	59,341
Australia & New Zealand Banking Group, Ltd.	414,684	8,618,365
Banc of California, Inc. (L)	8,323	168,957
BancFirst Corp.	1,296	122,407
Banco Bilbao Vizcaya Argentaria SA	1,006,879	8,240,760
Banco Bradesco SA	152,079	1,271,261
Banco de Chile	1,637,852	209,630
Banco de Credito e Inversiones	2,735	152,625
Banco de Sabadell SA	803,081	1,656,895
Banco do Brasil SA	144,491	1,265,432
Banco Espirito Santo SA (I)	322,715	355
Banco Latinoamericano de Comercio Exterior SA	5,220	140,940
Banco Popular Espanol SA (I)(L)	508,534	348,572
Banco Santander Brasil SA	70,426	553,667
Banco Santander Chile	4,650,567	286,364
Banco Santander SA	2,195,474	14,294,772
BancorpSouth, Inc.	32,991	946,842
Bangkok Bank PCL, Foreign Shares	32,561	177,866
Bank Central Asia Tbk PT	701,330	902,358
Bank Danamon Indonesia Tbk PT	187,301	73,488
Bank Handlowy w Warszawie SA	5,585	104,362
Bank Hapoalim BM	48,165	320,522
Bank Leumi Le-Israel BM (I)	66,245	324,037
Bank Mandiri Persero Tbk PT	515,228	485,281
Bank Millennium SA (I)	107,690	201,560
Bank Negara Indonesia Persero Tbk PT	411,753	202,282
Bank of America Corp.	2,154,441	48,281,023
Bank of China, Ltd., H Shares	7,825,321	3,912,774

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Bank of Communications Company, Ltd., H Shares	857,076	$663,495
Bank of Hawaii Corp.	9,185	713,950
Bank of Ireland (I)	3,508,698	950,633
Bank of Marin Bancorp	1,165	69,842
Bank of Montreal	68,620	4,605,823
Bank of Queensland, Ltd.	53,445	442,938
Bank of the Ozarks, Inc.	40,818	1,804,156
Bank of the Philippine Islands	25,650	54,285
Bank Pekao SA	26,365	978,217
Bank Rakyat Indonesia Persero Tbk PT	612,577	664,653
Bank Zachodni WBK SA	5,951	542,901
Bankia SA	693,416	798,960
Bankinter SA	99,823	920,090
Bankwell Financial Group, Inc.	1,079	33,481
Banner Corp.	5,137	275,806
Bar Harbor Bankshares	2,760	79,681
Barclays Africa Group, Ltd.	38,549	408,747
Barclays PLC	1,843,705	4,990,463
BB&T Corp.	173,817	7,239,478
BDO Unibank, Inc.	91,580	225,421
Bendigo and Adelaide Bank, Ltd.	65,942	551,890
Berkshire Hills Bancorp, Inc.	5,627	201,728
Blue Hills Bancorp, Inc.	4,463	80,334
BNC Bancorp	6,895	217,537
BNK Financial Group, Inc.	57,700	514,802
BNP Paribas SA (L)	211,190	14,910,088
BOC Hong Kong Holdings, Ltd.	699,500	3,155,841
Boston Private Financial Holdings, Inc.	13,982	202,739
Bridge Bancorp, Inc.	3,235	107,564
Brookline Bancorp, Inc.	11,907	164,317
Bryn Mawr Bank Corp.	2,920	119,282
C&F Financial Corp.	727	35,005
CaixaBank SA	542,250	2,565,684
Camden National Corp.	2,672	107,414
Canadian Imperial Bank of Commerce	42,464	3,320,167
Capital Bank Financial Corp., Class A	4,103	152,221
Capital City Bank Group, Inc.	2,122	39,809
Capitec Bank Holdings, Ltd.	3,450	204,891
Carolina Financial Corp.	2,070	61,976
Cathay General Bancorp	28,762	1,021,051
CenterState Banks, Inc.	8,286	199,195
Central Pacific Financial Corp.	5,082	153,731
Central Valley Community Bancorp	1,716	35,830
Chang Hwa Commercial Bank, Ltd.	599,249	349,379
Chemical Financial Corp.	26,484	1,190,985
Chemung Financial Corp.	741	27,847
China CITIC Bank Corp., Ltd., H Shares	868,500	535,702
China Construction Bank Corp., H Shares	8,298,196	6,849,569
China Development Financial Holding Corp.	1,692,000	462,333
China Everbright Bank Company, Ltd., H Shares	285,900	135,222

The accompanying notes are an integral part of the financial statements.

168

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
China Merchants Bank Company, Ltd., H Shares	384,255	$1,151,362
China Minsheng Banking Corp., Ltd., H Shares	574,500	588,774
Chongqing Rural Commercial Bank Company, Ltd., H Shares	264,000	180,274
CIMB Group Holdings BHD	461,100	689,555
Citigroup, Inc.	595,621	36,058,895
Citizens & Northern Corp.	2,504	55,814
Citizens Financial Group, Inc.	109,637	3,738,622
City Holding Company	2,479	156,400
CNB Financial Corp.	2,608	54,690
CoBiz Financial, Inc.	6,424	101,114
Codorus Valley Bancorp, Inc.	1,632	42,106
Columbia Banking System, Inc.	9,935	364,714
Comerica, Inc.	37,862	2,595,819
Commerce Bancshares, Inc.	18,822	1,007,542
Commerzbank AG (I)	215,922	2,278,783
Commonwealth Bank of Australia	243,971	14,422,491
Community Bank System, Inc. (L)	7,983	429,144
Community Trust Bancorp, Inc.	2,606	108,149
Concordia Financial Group, Ltd.	193,100	887,100
ConnectOne Bancorp, Inc.	5,184	113,011
County Bancorp, Inc.	1,038	25,701
Credicorp, Ltd.	8,600	1,440,672
Credit Agricole SA (L)	212,014	3,258,580
CTBC Financial Holding Company, Ltd.	2,222,090	1,413,792
CU Bancorp (I)	2,754	99,144
Cullen/Frost Bankers, Inc.	12,222	1,120,269
Customers Bancorp, Inc. (I)	4,583	128,095
CVB Financial Corp.	17,307	351,332
Danske Bank A/S	146,645	5,491,260
DBS Group Holdings, Ltd.	506,372	7,481,332
DGB Financial Group, Inc.	38,292	393,034
DNB ASA	261,265	4,430,694
E.Sun Financial Holding Company, Ltd.	1,058,652	654,354
Eagle Bancorp, Inc. (I)	5,220	297,801
East West Bancorp, Inc.	31,053	1,699,531
Enterprise Bancorp, Inc.	1,713	51,390
Enterprise Financial Services Corp.	3,211	128,761
Equity Bancshares, Inc., Class A (I)	1,342	39,911
Erste Group Bank AG (I)	105,872	3,845,106
Farmers Capital Bank Corp.	1,302	49,736
Farmers National Banc Corp.	4,416	59,837
FB Financial Corp. (I)	1,226	41,892
FCB Financial Holdings, Inc., Class A (I)	5,056	231,565
Fidelity Southern Corp.	3,549	75,913
Fifth Third Bancorp	162,218	3,851,055
Financial Institutions, Inc.	2,569	78,740
First Bancorp (NC)	3,434	95,328
First BanCorp (PR) (I)	19,785	102,684
First Bancorp, Inc.	1,948	48,953
First Busey Corp.	5,240	148,764
First Business Financial Services, Inc.	1,532	35,006

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
First Citizens BancShares, Inc., Class A	1,280	$424,192
First Commonwealth Financial Corp.	15,085	185,244
First Community Bancshares, Inc.	2,772	70,686
First Community Financial Partners, Inc. (I)	2,615	32,688
First Connecticut Bancorp, Inc.	2,598	65,080
First Financial Bancorp	10,545	264,152
First Financial Bankshares, Inc. (L)	10,899	416,887
First Financial Corp.	1,779	81,033
First Financial Holding Company, Ltd.	1,207,445	772,550
First Financial Northwest, Inc.	1,497	23,982
First Foundation, Inc. (I)	4,784	73,339
First Horizon National Corp.	50,333	852,641
First Internet Bancorp	1,162	29,980
First Interstate BancSystem, Inc., Class A	4,224	147,408
First Merchants Corp.	6,929	275,012
First Mid-Illinois Bancshares, Inc.	1,516	50,180
First Midwest Bancorp, Inc.	13,673	302,994
First Northwest Bancorp (I)	2,090	34,109
Flushing Financial Corp.	4,629	128,594
FNB Corp.	123,002	1,623,626
Franklin Financial Network, Inc. (I)	2,034	79,326
Fukuoka Financial Group, Inc.	127,000	570,122
Fulton Financial Corp.	66,633	1,166,078
German American Bancorp, Inc.	3,715	115,351
Glacier Bancorp, Inc.	12,990	419,057
Great Southern Bancorp, Inc.	1,942	95,061
Great Western Bancorp, Inc.	9,953	376,821
Green Bancorp, Inc. (I)	3,662	69,761
Grupo Financiero Banorte SAB de CV, Series O	471,000	2,706,368
Grupo Financiero Inbursa SAB de CV, Series O	439,800	730,720
Grupo Financiero Santander Mexico SAB de CV, Class B	350,900	641,730
Guaranty Bancorp	2,994	75,599
Hana Financial Group, Inc.	62,665	2,292,017
Hancock Holding Company	32,359	1,494,986
Hang Seng Bank, Ltd.	143,700	3,031,737
Hanmi Financial Corp.	5,311	141,273
HarborOne Bancorp, Inc. (I)	2,551	50,051
Heartland Financial USA, Inc.	3,931	176,305
Heritage Commerce Corp.	4,743	63,841
Heritage Financial Corp.	5,118	122,064
Hilltop Holdings, Inc.	12,704	317,473
Home BancShares, Inc.	20,633	483,019
HomeTrust Bancshares, Inc. (I)	3,014	74,597
Hong Leong Bank BHD	87,600	287,099
Hong Leong Financial Group BHD	32,000	125,144
Hope Bancorp, Inc.	21,915	381,540
Horizon Bancorp	3,309	84,181
HSBC Holdings PLC	2,151,034	18,730,009
Hua Nan Financial Holdings Company, Ltd.	907,080	520,241

The accompanying notes are an integral part of the financial statements.

169

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc.	234,406	$2,939,451
IBERIABANK Corp.	7,533	581,548
Independent Bank Corp. (MA)	4,416	266,947
Independent Bank Corp. (MI)	3,446	70,126
Independent Bank Group, Inc.	1,899	106,534
Industrial & Commercial Bank of China, Ltd., H Shares	7,273,270	4,856,328
Industrial Bank of Korea	52,933	608,902
ING Groep NV	611,608	10,265,082
International Bancshares Corp.	21,880	725,322
Intesa Sanpaolo SpA	2,048,204	5,873,712
Intesa Sanpaolo SpA (London Stock Exchange)	143,516	390,150
Investors Bancorp, Inc.	49,856	659,595
Itau CorpBanca	11,123,393	103,178
Japan Post Bank Company, Ltd.	66,400	823,401
JPMorgan Chase & Co.	767,480	63,048,482
Kasikornbank PCL	75,800	417,202
Kasikornbank PCL, Foreign Shares	157,359	864,037
KB Financial Group, Inc.	83,970	4,013,757
KBC Group NV	42,757	3,219,931
KeyCorp	230,905	4,033,910
Komercni Banka AS	8,651	344,370
Krung Thai Bank PCL, Foreign Shares	463,000	259,582
Kyushu Financial Group, Inc.	57,400	352,836
Lakeland Bancorp, Inc.	7,013	131,494
Lakeland Financial Corp.	4,099	173,921
LCNB Corp.	1,785	34,897
LegacyTexas Financial Group, Inc.	7,584	267,108
Live Oak Bancshares, Inc. (L)	3,390	82,886
Lloyds Banking Group PLC	6,973,619	6,347,668
M&T Bank Corp.	33,095	5,178,375
Macatawa Bank Corp.	5,115	47,263
MainSource Financial Group, Inc.	3,937	127,480
Malayan Banking BHD	522,233	1,151,201
MB Financial, Inc.	28,181	1,160,494
mBank SA (I)	2,351	266,951
MBT Financial Corp.	3,165	32,125
Mebuki Financial Group, Inc.	155,100	605,822
Mediobanca SpA	91,342	866,725
Mega Financial Holding Company, Ltd.	1,361,575	1,096,647
Mercantile Bank Corp.	2,774	86,188
Metropolitan Bank & Trust Company	28,070	49,256
Midland States Bancorp, Inc.	759	26,519
MidWestOne Financial Group, Inc.	1,549	53,642
Mitsubishi UFJ Financial Group, Inc.	2,106,100	13,068,980
Mizrahi Tefahot Bank, Ltd.	5,366	95,458
Mizuho Financial Group, Inc.	3,980,800	6,918,073
Moneta Money Bank AS (S)	54,425	185,228
MutualFirst Financial, Inc.	1,121	37,778
National Australia Bank, Ltd.	376,468	8,401,518
National Bank Holdings Corp., Class A	4,042	123,362
National Bank of Canada	36,678	1,446,648
National Bankshares, Inc. (L)	1,318	53,115

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
National Commerce Corp. (I)	1,556	$58,117
Natixis SA (L)	177,945	1,174,814
NBT Bancorp, Inc.	7,276	255,679
Nedbank Group, Ltd.	17,160	288,436
Nicolet Bankshares, Inc. (I)	1,319	65,660
Nordea Bank AB	582,550	7,464,411
Northrim BanCorp, Inc.	1,425	42,323
OFG Bancorp (L)	7,344	68,666
Old Line Bancshares, Inc.	1,615	45,220
Old National Bancorp	22,657	357,981
Old Second Bancorp, Inc.	5,183	60,123
Opus Bank	3,145	67,618
OTP Bank PLC	40,220	1,255,031
Oversea-Chinese Banking Corp., Ltd.	891,964	6,757,593
Pacific Continental Corp.	3,584	84,403
Pacific Mercantile Bancorp (I)	3,011	23,185
Pacific Premier Bancorp, Inc. (I)	6,120	208,080
PacWest Bancorp	25,819	1,204,973
Park National Corp.	2,273	229,732
Park Sterling Corp.	9,023	104,757
Peapack Gladstone Financial Corp.	2,707	82,266
Penns Woods Bancorp, Inc.	1,023	40,409
People’s United Financial, Inc.	76,769	1,272,062
People’s Utah Bancorp	2,354	60,262
Peoples Bancorp, Inc.	2,813	85,093
Peoples Financial Services Corp. (L)	1,358	53,397
Pinnacle Financial Partners, Inc.	7,928	476,869
Powszechna Kasa Oszczednosci Bank Polski SA (I)	147,927	1,452,367
Preferred Bank	2,054	102,515
Premier Financial Bancorp, Inc.	2,071	40,923
PrivateBancorp, Inc.	30,528	1,819,164
Prosperity Bancshares, Inc.	26,253	1,644,488
Public Bank BHD	396,062	1,855,203
QCR Holdings, Inc.	2,021	88,520
Raiffeisen Bank International AG (I)	41,303	1,090,239
Regions Financial Corp.	259,783	3,595,397
Renasant Corp.	7,390	295,231
Republic Bancorp, Inc., Class A	1,781	61,765
Republic First Bancorp, Inc. (I)	9,066	80,234
Resona Holdings, Inc.	364,600	1,861,373
RHB Bank BHD	118,641	149,398
Royal Bank of Canada	156,995	10,851,407
Royal Bank of Scotland Group PLC (I)	382,780	1,284,716
S&T Bancorp, Inc.	5,873	195,982
Sandy Spring Bancorp, Inc.	4,014	154,017
Seacoast Banking Corp. of Florida (I)	5,084	114,695
Security Bank Corp.	4,950	21,662
ServisFirst Bancshares, Inc.	7,810	267,414
Seven Bank, Ltd.	97,600	356,820
Shinhan Financial Group Company, Ltd.	90,280	3,981,307
Shinsei Bank, Ltd.	296,000	477,651
Shore Bancshares, Inc.	2,267	36,113
Sierra Bancorp	2,051	49,286

The accompanying notes are an integral part of the financial statements.

170

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Signature Bank (I)	11,563	$1,653,740
Simmons First National Corp., Class A	5,031	255,323
SinoPac Financial Holdings Company, Ltd.	1,260,386	390,072
Skandinaviska Enskilda Banken AB, Series A	290,586	3,501,172
Societe Generale SA (L)	144,508	7,578,224
South State Corp.	4,431	368,216
Southern First Bancshares, Inc. (I)	1,149	39,296
Southern National Bancorp of Virginia, Inc.	2,318	39,661
Southside Bancshares, Inc.	4,666	151,918
Southwest Bancorp, Inc.	3,107	76,432
Standard Bank Group, Ltd.	116,059	1,297,574
Standard Chartered PLC (I)	356,012	3,363,021
State Bank Financial Corp.	6,021	152,632
Sterling Bancorp	21,497	461,111
Stock Yards Bancorp, Inc.	3,606	130,537
Stonegate Bank	2,117	95,773
Sumitomo Mitsui Financial Group, Inc.	222,000	7,949,699
Sumitomo Mitsui Trust Holdings, Inc.	54,900	1,854,321
Sun Bancorp, Inc.	2,105	52,099
SunTrust Banks, Inc.	105,674	5,639,821
Suruga Bank, Ltd.	28,500	616,791
SVB Financial Group (I)	11,267	1,921,024
Svenska Handelsbanken AB, A Shares	291,767	4,103,568
Swedbank AB, A Shares	173,444	4,174,025
Synovus Financial Corp.	26,344	1,076,943
Taishin Financial Holding Company, Ltd.	1,071,973	479,045
Taiwan Business Bank	432,870	121,165
Taiwan Cooperative Financial Holding Company, Ltd.	951,507	491,916
TCF Financial Corp.	36,789	554,042
Texas Capital Bancshares, Inc. (I)	19,878	1,459,045
The Bancorp, Inc. (I)	9,355	57,253
The Bank of East Asia, Ltd.	226,093	954,378
The Bank of Kyoto, Ltd.	49,000	413,248
The Bank of Nova Scotia	127,774	7,209,486
The Bank of NT Butterfield & Son, Ltd.	2,050	67,609
The Chiba Bank, Ltd.	116,000	760,184
The Chugoku Bank, Ltd.	28,200	395,936
The First of Long Island Corp.	3,797	103,089
The Hachijuni Bank, Ltd.	67,200	385,714
The Hiroshima Bank, Ltd.	82,000	334,164
The PNC Financial Services Group, Inc.	104,513	12,405,693
The Shizuoka Bank, Ltd.	88,000	729,930
The Siam Commercial Bank PCL, Foreign Shares	240,409	1,079,314
The Toronto-Dominion Bank	196,668	9,375,889
TMB Bank PCL, Foreign Shares	1,728,200	109,539
Tompkins Financial Corp.	2,442	185,128
Towne Bank	9,435	273,615
TriCo Bancshares	3,488	121,661
TriState Capital Holdings, Inc. (I)	3,840	89,088
Triumph Bancorp, Inc. (I)	2,719	61,993

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Trustmark Corp.	26,052	$792,241
Turkiye Garanti Bankasi AS	336,320	915,966
Turkiye Halk Bankasi AS	94,530	340,541
Turkiye Is Bankasi, Class C	232,130	461,578
Turkiye Vakiflar Bankasi Tao, Class D	109,225	198,638
U.S. Bancorp	342,021	17,405,449
UMB Financial Corp.	17,039	1,193,241
Umpqua Holdings Corp.	85,038	1,440,969
UniCredit SpA (I)	304,195	5,329,407
Union Bankshares Corp.	7,376	247,834
United Bankshares, Inc. (L)	39,624	1,515,618
United Community Banks, Inc.	11,958	308,158
United Overseas Bank, Ltd.	373,514	6,200,125
Univest Corp. of Pennsylvania	4,316	118,906
Valley National Bancorp	98,855	1,115,084
Veritex Holdings, Inc. (I)	2,077	54,002
Washington Trust Bancorp, Inc.	2,542	121,508
WashingtonFirst Bankshares, Inc.	1,625	53,333
Webster Financial Corp.	35,303	1,719,962
Wells Fargo & Company	967,646	49,485,416
WesBanco, Inc.	6,897	256,293
Westamerica Bancorporation (L)	4,283	219,761
Westpac Banking Corp.	473,733	10,733,414
Wintrust Financial Corp.	20,569	1,414,324
Woori Bank	65,122	889,340
Xenith Bankshares, Inc. (I)	1,375	42,226
Yamaguchi Financial Group, Inc.	32,000	366,301
Yapi ve Kredi Bankasi AS (I)	130,264	162,541
Zions Bancorporation	44,138	1,768,610
		703,813,388
Capital markets - 1.7%
3i Group PLC	105,592	1,218,960
Aberdeen Asset Management PLC	102,620	382,343
Affiliated Managers Group, Inc.	4,620	710,787
Ameriprise Financial, Inc.	12,255	1,480,281
Arlington Asset Investment Corp., Class A	3,977	57,110
Associated Capital Group, Inc., Class A	860	29,154
ASX, Ltd.	26,930	1,023,383
B. Riley Financial, Inc.	1,647	24,787
BGC Partners, Inc., Class A	37,181	438,364
BlackRock, Inc.	9,675	3,959,397
BM&FBovespa SA	345,176	1,964,846
Brait SE (I)	30,221	187,418
Brookfield Asset Management, Inc., Class A	94,448	3,575,579
CBOE Holdings, Inc.	7,251	626,269
China Cinda Asset Management Company, Ltd., H Shares	871,100	329,470
China Everbright, Ltd.	94,884	212,901
China Galaxy Securities Company, Ltd., H Shares	289,000	265,643
China Huarong Asset Management Company, Ltd., H Shares (S)	603,000	245,218

The accompanying notes are an integral part of the financial statements.

171

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
CI Financial Corp. (L)	27,019	$537,040
CITIC Securities Company, Ltd., H Shares	211,900	444,016
CME Group, Inc.	27,061	3,173,985
Cohen & Steers, Inc.	3,602	141,198
Coronation Fund Managers, Ltd.	20,743	111,275
Cowen, Inc. (I)(L)	4,593	69,125
Credit Suisse Group AG (I)	368,165	5,027,812
Daiwa Securities Group, Inc.	274,000	1,665,312
Deutsche Bank AG	419,168	7,353,825
Deutsche Boerse AG	39,022	4,061,250
Diamond Hill Investment Group, Inc.	523	105,761
E*TRADE Financial Corp. (I)	22,248	770,003
Eaton Vance Corp.	24,721	1,151,257
Evercore Partners, Inc., Class A	6,635	449,853
FactSet Research Systems, Inc.	8,523	1,412,176
Federated Investors, Inc., Class B	19,932	529,394
Financial Engines, Inc. (L)	9,166	347,391
Franklin Resources, Inc.	28,041	1,171,833
GAIN Capital Holdings, Inc.	6,378	37,311
GAMCO Investors, Inc., Class A	893	25,897
GF Securities Company, Ltd., H Shares	132,400	274,372
Greenhill & Company, Inc.	4,716	95,499
Haitong Securities Company, Ltd., H Shares	302,400	506,384
Hargreaves Lansdown PLC	28,513	514,149
Hong Kong Exchanges & Clearing, Ltd.	218,715	5,515,732
Houlihan Lokey, Inc.	2,048	68,751
Huatai Securities Company, Ltd., H Shares (S)	142,400	280,056
IGM Financial, Inc.	11,734	342,070
Intercontinental Exchange, Inc.	47,454	2,856,256
INTL. FCStone, Inc. (I)	2,602	89,925
Invesco, Ltd.	32,342	1,025,241
Investec PLC	73,062	572,317
Investec, Ltd.	22,822	179,519
Investment Technology Group, Inc.	5,662	112,844
Janus Henderson Group PLC (I)	52,865	1,653,605
Japan Exchange Group, Inc.	86,300	1,394,381
Julius Baer Group, Ltd. (I)	34,959	1,812,720
KCG Holdings, Inc., Class A (I)	6,794	134,929
Korea Investment Holdings Company, Ltd.	8,330	455,222
Ladenburg Thalmann Financial Services, Inc. (I)	19,280	41,259
Legg Mason, Inc.	18,680	688,732
London Stock Exchange Group PLC	33,979	1,498,879
Macquarie Group, Ltd.	43,502	2,898,581
Manning & Napier, Inc.	3,258	15,150
MarketAxess Holdings, Inc.	8,105	1,544,651
Mirae Asset Daewoo Company, Ltd.	77,781	659,539
Moelis & Company, Class A	3,990	140,049
Moody’s Corp.	13,206	1,564,251
Morgan Stanley	114,601	4,783,446
MSCI, Inc.	19,503	1,984,040
Nasdaq, Inc.	9,252	625,898

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
NH Investment & Securities Company, Ltd.	30,409	$383,930
Nomura Holdings, Inc.	601,600	3,591,387
Northern Trust Corp.	17,218	1,505,542
OM Asset Management PLC	6,709	93,658
Oppenheimer Holdings, Inc., Class A	1,929	30,092
Partners Group Holding AG	2,713	1,663,392
Piper Jaffray Companies	2,449	143,634
PJT Partners, Inc., Class A	3,004	116,165
Pzena Investment Management, Inc., Class A	2,949	25,568
Raymond James Financial, Inc.	10,249	740,695
S&P Global, Inc.	20,580	2,939,030
Safeguard Scientifics, Inc. (I)	3,912	43,228
Samsung Securities Company, Ltd.	13,845	496,285
SBI Holdings, Inc.	35,464	459,035
Schroders PLC	14,871	605,454
SEI Investments Company	28,800	1,442,592
Singapore Exchange, Ltd.	226,500	1,189,345
State Street Corp.	28,672	2,335,621
Stifel Financial Corp. (I)	25,616	1,092,010
T. Rowe Price Group, Inc.	19,449	1,369,988
The Bank of New York Mellon Corp.	82,814	3,902,196
The Charles Schwab Corp.	96,949	3,756,774
The Goldman Sachs Group, Inc.	29,531	6,238,719
Thomson Reuters Corp.	36,177	1,577,932
UBS Group AG (I)	574,033	9,149,227
Virtu Financial, Inc., Class A (L)	4,510	73,513
Virtus Investment Partners, Inc.	909	91,536
Waddell & Reed Financial, Inc., Class A (L)	13,675	228,920
Westwood Holdings Group, Inc.	1,463	79,851
Wins Finance Holdings, Inc. (I)(L)	227	4,283
WisdomTree Investments, Inc. (L)	19,885	189,106
Yuanta Financial Holdings Company, Ltd.	1,262,187	547,517
		125,752,296
Consumer finance - 0.2%
Acom Company, Ltd. (I)	65,000	274,621
AEON Financial Service Company, Ltd.	18,500	380,047
American Express Company	60,220	4,633,327
Capital One Financial Corp.	38,508	2,962,035
Credit Saison Company, Ltd.	24,500	454,962
Discover Financial Services	30,740	1,804,438
Encore Capital Group, Inc. (I)(L)	4,119	149,108
Enova International, Inc. (I)	4,616	61,393
EZCORP, Inc., Class A (I)	8,771	74,554
FirstCash, Inc.	8,157	437,623
Gentera SAB de CV (I)	196,300	317,200
Green Dot Corp., Class A (I)	7,307	268,459
LendingClub Corp. (I)	56,508	310,794
Navient Corp.	23,665	341,486
Nelnet, Inc., Class A	3,459	135,973
PRA Group, Inc. (I)	7,921	275,651

The accompanying notes are an integral part of the financial statements.

172

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Consumer finance (continued)
Provident Financial PLC	15,998	$629,098
Regional Management Corp. (I)	1,976	39,520
Samsung Card Company, Ltd.	7,360	275,880
SLM Corp. (I)	92,426	960,306
Synchrony Financial	61,657	1,655,490
World Acceptance Corp. (I)	1,071	83,667
		16,525,632
Diversified financial services - 0.7%
African Phoenix Investments, Ltd. (I)	119,121	5,643
AMP, Ltd.	420,444	1,577,898
Ayala Corp.	12,560	219,001
Berkshire Hathaway, Inc., Class B (I)	151,297	25,006,368
Chailease Holding Company, Ltd.	135,288	365,074
Challenger, Ltd.	80,634	766,470
Corp. Financiera Colombiana SA	17,220	160,131
ECN Capital Corp.	9,636	26,322
Element Fleet Management Corp.	42,487	269,230
Eurazeo SA	7,676	549,025
EXOR NV	17,542	979,810
Far East Horizon, Ltd.	189,000	175,057
First Pacific Company, Ltd.	396,000	309,743
FirstRand, Ltd.	302,099	1,136,436
FNFV Group (I)	11,364	158,528
Fubon Financial Holding Company, Ltd. (I)	846,736	1,291,072
Groupe Bruxelles Lambert SA	13,795	1,340,992
Grupo de Inversiones Suramericana SA	44,292	586,227
GT Capital Holdings, Inc.	3,905	93,628
HACI Omer Sabanci Holding AS	132,020	400,174
Industrivarden AB, C Shares	31,191	736,501
Investor AB, B Shares	87,607	4,047,328
Kinnevik AB, B Shares	44,654	1,280,027
L E Lundbergforetagen AB, B Shares	7,228	567,266
Leucadia National Corp.	26,404	643,994
Marlin Business Services Corp.	1,542	39,090
Metro Pacific Investments Corp.	701,900	88,374
Mitsubishi UFJ Lease & Finance Company, Ltd.	75,400	384,571
NewStar Financial, Inc.	4,219	37,507
On Deck Capital, Inc. (I)(L)	8,622	30,522
Onex Corp.	9,013	655,133
ORIX Corp.	218,900	3,454,535
Pargesa Holding SA	5,327	414,279
PSG Group, Ltd.	8,493	155,260
Remgro, Ltd.	46,462	771,860
RMB Holdings, Ltd.	65,277	306,293
Wendel SA	5,274	804,579
		49,833,948
Insurance - 4.2%
Admiral Group PLC	23,529	618,082
Aegon NV (L)	285,657	1,424,945
Aflac, Inc.	100,271	7,558,428
Ageas (L)	34,664	1,400,291

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
AIA Group, Ltd.	2,272,709	$16,080,664
Alleghany Corp. (I)	3,325	1,952,906
Allianz SE	92,859	17,861,426
Ambac Financial Group, Inc. (I)	7,578	125,189
American Equity Investment Life Holding Company	14,653	367,204
American Financial Group, Inc.	15,744	1,572,038
American International Group, Inc.	219,839	13,988,356
AMERISAFE, Inc.	3,228	167,210
Aon PLC	65,531	8,578,663
Argo Group International Holdings, Ltd.	4,873	301,639
Arthur J. Gallagher & Company	44,277	2,511,834
Aspen Insurance Holdings, Ltd.	12,888	654,710
Assicurazioni Generali SpA	190,235	3,005,505
Assurant, Inc.	13,811	1,353,202
Atlas Financial Holdings, Inc. (I)	2,092	31,380
Aviva PLC	444,890	3,018,415
AXA SA	367,165	9,804,097
Baldwin & Lyons, Inc., Class B	1,747	41,579
Baloise Holding AG	8,289	1,269,596
BB Seguridade Participacoes SA	118,808	1,068,407
Blue Capital Reinsurance Holdings, Ltd.	1,257	24,009
Brown & Brown, Inc.	24,725	1,073,807
Cathay Financial Holdings Company, Ltd.	1,061,466	1,662,387
China Life Insurance Company, Ltd.	460,384	451,220
China Life Insurance Company, Ltd., H Shares	741,376	2,428,244
China Pacific Insurance Group Company, Ltd., H Shares	265,700	1,061,863
China Taiping Insurance Holdings Company, Ltd. (I)	165,000	438,856
Chubb, Ltd.	116,130	16,628,655
Cincinnati Financial Corp.	37,452	2,624,636
Citizens, Inc. (I)(L)	8,766	54,437
CNO Financial Group, Inc.	68,017	1,393,668
CNP Assurances	34,654	762,364
Dai-ichi Life Holdings, Inc.	179,700	2,991,828
Direct Line Insurance Group PLC	152,332	684,933
Discovery, Ltd.	33,553	327,319
Donegal Group, Inc., Class A	1,852	29,058
Dongbu Insurance Company, Ltd.	10,788	652,009
eHealth, Inc. (I)	3,187	58,386
EMC Insurance Group, Inc.	1,542	41,819
Employers Holdings, Inc.	5,469	219,033
Enstar Group, Ltd. (I)	1,928	361,789
Everest Re Group, Ltd.	8,807	2,242,703
Fairfax Financial Holdings, Ltd.	2,525	1,107,852
FBL Financial Group, Inc., Class A	1,712	107,770
Federated National Holding Company	2,279	35,826
Fidelity & Guaranty Life (L)	2,214	68,302
First American Financial Corp.	23,685	1,030,771
Genworth Financial, Inc., Class A (I)	193,651	708,763
Gjensidige Forsikring ASA	54,103	872,510
Great-West Lifeco, Inc.	36,023	895,475

The accompanying notes are an integral part of the financial statements.

173

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Greenlight Capital Re, Ltd., Class A (I)	5,081	$104,669
Hallmark Financial Services, Inc. (I)	2,889	29,901
Hannover Rueck SE	12,676	1,511,152
Hanwha Life Insurance Company, Ltd.	33,666	211,720
HCI Group, Inc. (L)	1,508	67,061
Heritage Insurance Holdings, Inc.	4,748	60,490
Horace Mann Educators Corp.	6,935	265,264
Hyundai Marine & Fire Insurance Company, Ltd.	13,928	469,466
Industrial Alliance Insurance and Financial Services, Inc.	12,775	472,945
Infinity Property & Casualty Corp.	1,858	177,904
Insurance Australia Group, Ltd.	346,522	1,638,144
Intact Financial Corp.	15,410	1,058,400
Investors Title Company	267	49,908
James River Group Holdings, Ltd.	2,417	95,810
Japan Post Holdings Company, Ltd.	77,800	949,419
Kemper Corp.	17,288	659,537
Kinsale Capital Group, Inc.	1,225	44,394
Legal & General Group PLC	660,371	2,145,672
Liberty Holdings, Ltd.	10,587	92,535
Lincoln National Corp.	56,458	3,668,641
Loews Corp.	69,581	3,281,440
Maiden Holdings, Ltd.	11,742	123,878
Mapfre SA	172,528	614,293
Marsh & McLennan Companies, Inc.	128,480	9,964,909
MBIA, Inc. (I)	22,480	184,111
Medibank Pvt., Ltd.	394,852	806,630
Mercury General Corp.	7,859	440,104
MetLife, Inc.	271,815	13,751,121
MMI Holdings, Ltd.	105,244	176,371
MS&AD Insurance Group Holdings, Inc.	84,800	2,977,779
Muenchener Rueckversicherungs-Gesellschaft AG	32,870	6,490,531
National General Holdings Corp.	8,351	183,388
National Western Life Group, Inc., Class A	400	122,860
New China Life Insurance Company, Ltd., H Shares	80,200	431,767
NN Group NV	51,022	1,837,486
Old Mutual PLC	545,622	1,324,282
Old Republic International Corp.	52,644	1,041,298
OneBeacon Insurance Group, Ltd., Class A	3,692	67,748
PICC Property & Casualty Company, Ltd., H Shares	464,780	773,651
Ping An Insurance Group Company of China, Ltd., H Shares	519,210	3,322,831
Porto Seguro SA	18,723	186,307
Poste Italiane SpA (S)	86,816	611,041
Power Corp. of Canada	43,821	934,909
Power Financial Corp.	32,024	764,299
Powszechny Zaklad Ubezpieczen SA	96,796	1,153,228
Primerica, Inc.	17,816	1,286,315
Principal Financial Group, Inc.	66,734	4,198,236
Prudential Financial, Inc.	107,391	11,259,946

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Prudential PLC	282,360	$6,335,140
QBE Insurance Group, Ltd.	198,352	1,903,545
Rand Merchant Investment Holdings, Ltd.	67,787	208,386
Reinsurance Group of America, Inc.	13,857	1,725,335
RenaissanceRe Holdings, Ltd.	8,819	1,259,882
RLI Corp.	6,518	362,010
RSA Insurance Group PLC	114,187	921,252
Safety Insurance Group, Inc.	2,461	163,780
Sampo OYJ, A Shares	82,334	4,177,145
Samsung Fire & Marine Insurance Company, Ltd.	7,113	1,856,774
Samsung Life Insurance Company, Ltd.	15,048	1,639,064
Sanlam, Ltd.	129,656	678,937
SCOR SE	31,689	1,246,767
Selective Insurance Group, Inc.	9,698	495,568
Shin Kong Financial Holding Company, Ltd.	1,085,568	279,738
Sompo Holdings, Inc.	59,000	2,276,407
Sony Financial Holdings, Inc.	30,100	463,438
St. James’s Place PLC	58,986	892,181
Standard Life PLC	219,716	1,086,156
State Auto Financial Corp.	2,755	68,489
State National Companies, Inc.	5,287	92,893
Stewart Information Services Corp.	3,870	175,079
Sul America SA	33,594	185,311
Sun Life Financial, Inc.	67,269	2,208,521
Suncorp Group, Ltd.	187,210	1,926,094
Swiss Life Holding AG (I)	5,190	1,733,641
Swiss Re AG	51,461	4,692,236
T&D Holdings, Inc.	97,600	1,380,400
The Allstate Corp.	91,024	7,859,012
The Hanover Insurance Group, Inc.	9,163	764,103
The Hartford Financial Services Group, Inc.	93,534	4,619,644
The Navigators Group, Inc.	3,856	204,368
The People’s Insurance Company Group of China, Ltd., H Shares	737,000	317,442
The Progressive Corp.	144,645	6,137,287
The Travelers Companies, Inc.	69,721	8,704,667
Third Point Reinsurance, Ltd. (I)	11,273	148,240
Tokio Marine Holdings, Inc.	113,400	4,811,551
Torchmark Corp.	27,532	2,078,666
Trisura Group, Ltd. (I)	556	8,481
Trupanion, Inc. (I)(L)	2,824	57,440
Tryg A/S	25,353	521,072
UnipolSai Assicurazioni SpA	201,498	456,568
United Fire Group, Inc.	3,699	159,982
United Insurance Holdings Corp.	3,087	50,102
Universal Insurance Holdings, Inc. (L)	5,487	135,255
Unum Group	57,628	2,592,107
W.R. Berkley Corp.	20,887	1,440,994
Willis Towers Watson PLC	31,815	4,665,033
WMIH Corp. (I)	36,307	39,938
XL Group, Ltd.	66,218	2,893,064

The accompanying notes are an integral part of the financial statements.

174

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Zurich Insurance Group AG	23,831	$7,012,124
		313,991,158
Mortgage real estate investment trusts - 0.1%
AG Mortgage Investment Trust, Inc.	4,776	88,977
Anworth Mortgage Asset Corp.	16,198	97,998
Apollo Commercial Real Estate Finance, Inc.	13,613	251,296
Ares Commercial Real Estate Corp.	5,060	66,944
ARMOUR Residential REIT, Inc.	6,200	161,138
Capstead Mortgage Corp.	15,784	166,363
CYS Investments, Inc.	25,526	215,184
Dynex Capital, Inc.	8,117	55,683
Great Ajax Corp.	2,805	39,102
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,588	166,253
Invesco Mortgage Capital, Inc.	19,151	309,097
Ladder Capital Corp.	7,373	103,738
MTGE Investment Corp.	7,703	140,580
New Residential Investment Corp.	50,419	811,242
New York Mortgage Trust, Inc.	18,510	115,132
Orchid Island Capital, Inc.	5,454	54,813
Owens Realty Mortgage, Inc.	1,814	29,713
PennyMac Mortgage Investment Trust	11,308	198,116
Redwood Trust, Inc.	12,919	218,589
Resource Capital Corp.	5,942	57,281
Western Asset Mortgage Capital Corp.	7,041	71,818
		3,419,057
Thrifts and mortgage finance - 0.1%
Astoria Financial Corp.	15,501	287,079
Bank Mutual Corp.	7,030	62,216
BankFinancial Corp.	2,728	40,047
Beneficial Bancorp, Inc. (I)	12,086	177,060
BofI Holding, Inc. (I)(L)	10,121	224,686
BSB Bancorp, Inc. (I)	1,774	51,446
Capitol Federal Financial, Inc.	21,322	294,670
Charter Financial Corp.	2,504	44,822
Clifton Bancorp, Inc.	4,187	68,039
Dime Community Bancshares, Inc.	5,414	102,866
ESSA Bancorp, Inc.	1,873	27,252
Essent Group, Ltd. (I)	12,654	458,961
EverBank Financial Corp.	17,191	334,365
Federal Agricultural Mortgage Corp., Class C	1,489	90,233
First Defiance Financial Corp.	1,536	80,026
Flagstar Bancorp, Inc. (I)	3,637	105,073
Greene County Bancorp, Inc. (L)	839	20,388
Hingham Institution for Savings	232	40,888
Home Bancorp, Inc.	1,224	42,595
HomeStreet, Inc. (I)	4,299	115,213
Impac Mortgage Holdings, Inc. (I)	1,633	26,830
Kearny Financial Corp.	15,016	209,473
LendingTree, Inc. (I)	1,071	166,648
Meridian Bancorp, Inc.	8,118	131,512

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts and mortgage finance (continued)
Meta Financial Group, Inc.	1,382	$118,299
MGIC Investment Corp. (I)	58,134	615,058
Nationstar Mortgage Holdings, Inc. (I)	5,544	90,478
New York Community Bancorp, Inc.	105,207	1,359,274
NMI Holdings, Inc., Class A (I)	8,544	88,858
Northfield Bancorp, Inc.	7,355	121,063
Northwest Bancshares, Inc.	16,128	248,210
OceanFirst Financial Corp.	4,339	114,984
Ocwen Financial Corp. (I)(L)	17,287	42,872
Oritani Financial Corp.	6,781	112,226
PennyMac Financial Services, Inc., Class A (I)	2,471	39,783
PHH Corp. (I)	9,085	122,193
Provident Financial Holdings, Inc.	1,382	26,258
Provident Financial Services, Inc.	10,226	238,675
Radian Group, Inc.	36,594	587,700
Southern Missouri Bancorp, Inc.	1,102	34,603
Territorial Bancorp, Inc.	1,372	41,242
TrustCo Bank Corp.	15,492	113,866
United Community Financial Corp.	7,953	62,908
United Financial Bancorp, Inc.	8,566	138,684
Walker & Dunlop, Inc. (I)	4,692	219,163
Washington Federal, Inc.	34,667	1,107,611
Waterstone Financial, Inc.	4,125	77,963
Western New England Bancorp, Inc.	4,568	45,452
WSFS Financial Corp.	4,879	215,164
		9,184,975
		1,222,520,454
Health care - 10.2%
Biotechnology - 1.4%
3SBio, Inc. (I)(S)	108,900	151,177
AbbVie, Inc.	186,107	12,286,784
Acceleron Pharma, Inc. (I)	4,742	120,968
Achillion Pharmaceuticals, Inc. (I)	20,182	89,810
Acorda Therapeutics, Inc. (I)	7,411	102,272
Actelion, Ltd. (I)	15,213	4,320,630
Adamas Pharmaceuticals, Inc. (I)(L)	3,032	46,632
Aduro Biotech, Inc. (I)(L)	6,271	62,710
Advaxis, Inc. (I)(L)	6,123	49,413
Agenus, Inc. (I)	13,515	44,870
Aimmune Therapeutics, Inc. (I)(L)	4,467	74,152
Akebia Therapeutics, Inc. (I)	6,613	88,614
Alder Biopharmaceuticals, Inc. (I)	8,071	124,293
Alexion Pharmaceuticals, Inc. (I)	26,343	2,582,404
AMAG Pharmaceuticals, Inc. (I)	5,948	102,900
Amgen, Inc.	86,063	13,360,420
Amicus Therapeutics, Inc. (I)(L)	24,573	197,075
Anavex Life Sciences Corp. (I)(L)	5,981	34,630
Applied Genetic Technologies Corp. (I)	2,640	13,728
Ardelyx, Inc. (I)	5,339	25,093
Arena Pharmaceuticals, Inc. (I)	43,906	57,078
Array BioPharma, Inc. (I)	28,581	216,644
Arrowhead Pharmaceuticals, Inc. (I)(L)	13,324	19,187

The accompanying notes are an integral part of the financial statements.

175

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Atara Biotherapeutics, Inc. (I)(L)	4,054	$53,716
Athersys, Inc. (I)(L)	15,070	21,098
Audentes Therapeutics, Inc. (I)	1,163	16,596
Avexis, Inc. (I)(L)	1,012	71,599
Axovant Sciences, Ltd. (I)(L)	4,409	94,309
Bellicum Pharmaceuticals, Inc. (I)(L)	3,684	39,014
BioCryst Pharmaceuticals, Inc. (I)	12,571	64,741
Biogen, Inc. (I)	25,260	6,258,670
BioSpecifics Technologies Corp. (I)	941	48,772
BioTime, Inc. (I)(L)	12,920	38,889
Bioverativ, Inc. (I)	23,252	1,280,953
Bluebird Bio, Inc. (I)	6,943	523,155
Blueprint Medicines Corp. (I)	4,166	149,476
Cara Therapeutics, Inc. (I)(L)	3,614	59,848
Celgene Corp. (I)	90,945	10,405,017
Celldex Therapeutics, Inc. (I)(L)	17,049	48,249
Celltrion, Inc. (I)	16,818	1,436,321
Cellular Biomedicine Group, Inc. (I)(L)	2,433	15,571
ChemoCentryx, Inc. (I)	4,133	27,443
Chimerix, Inc. (I)	7,639	34,223
Cidara Therapeutics, Inc. (I)(L)	2,786	16,716
Clovis Oncology, Inc. (I)	6,263	323,547
Coherus Biosciences, Inc. (I)	5,757	113,701
Concert Pharmaceuticals, Inc. (I)	3,077	38,647
CSL, Ltd.	64,578	6,208,942
Curis, Inc. (I)	19,873	33,983
Cytokinetics, Inc. (I)	5,901	79,959
CytomX Therapeutics, Inc. (I)	3,526	49,681
Dyax Corp. (I)	25,454	62,362
Dynavax Technologies Corp. (I)(L)	7,272	39,996
Eagle Pharmaceuticals, Inc. (I)	1,509	110,082
Edge Therapeutics, Inc. (I)(L)	3,054	29,929
Editas Medicine, Inc. (I)(L)	1,310	17,895
Emergent BioSolutions, Inc. (I)	5,585	178,329
Enanta Pharmaceuticals, Inc. (I)	2,682	80,675
Epizyme, Inc. (I)	6,899	98,656
Esperion Therapeutics, Inc. (I)(L)	2,510	80,370
Exact Sciences Corp. (I)	18,032	657,627
Exelixis, Inc. (I)	38,755	725,106
FibroGen, Inc. (I)	9,009	236,937
Five Prime Therapeutics, Inc. (I)	4,629	130,769
Flexion Therapeutics, Inc. (I)(L)	4,577	78,221
Fortress Biotech, Inc. (I)	6,808	24,577
Foundation Medicine, Inc. (I)(L)	2,328	88,464
Genmab A/S (I)	12,250	2,609,386
Genomic Health, Inc. (I)	3,260	103,538
Geron Corp. (I)(L)	26,890	71,527
Gilead Sciences, Inc.	152,734	9,910,909
Global Blood Therapeutics, Inc. (I)	2,904	78,408
Grifols SA (L)	44,875	1,270,517
Halozyme Therapeutics, Inc. (I)(L)	18,722	220,920
Heron Therapeutics, Inc. (I)(L)	7,207	96,574
Idera Pharmaceuticals, Inc. (I)	18,821	30,678
Ignyta, Inc. (I)	5,111	36,033

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Immune Design Corp. (I)(L)	2,902	$21,620
ImmunoGen, Inc. (I)(L)	14,893	68,657
Immunomedics, Inc. (I)(L)	16,590	125,255
Incyte Corp. (I)	19,783	2,558,535
Infinity Pharmaceuticals, Inc. (I)	9,370	16,116
Inovio Pharmaceuticals, Inc. (I)(L)	11,476	86,644
Insmed, Inc. (I)	10,765	165,996
Insys Therapeutics, Inc. (I)(L)	4,304	63,269
Invitae Corp. (I)(L)	5,192	44,547
Ironwood Pharmaceuticals, Inc. (I)	22,181	392,826
Karyopharm Therapeutics, Inc. (I)	4,725	38,367
Keryx Biopharmaceuticals, Inc. (I)(L)	13,518	86,380
Kite Pharma, Inc. (I)(L)	6,698	484,399
La Jolla Pharmaceutical Company (I)(L)	2,419	69,183
Lexicon Pharmaceuticals, Inc. (I)(L)	7,310	101,244
Ligand Pharmaceuticals, Inc. (I)(L)	3,253	352,235
Lion Biotechnologies, Inc. (I)	10,004	51,521
Loxo Oncology, Inc. (I)	2,738	124,990
MacroGenics, Inc. (I)	5,490	97,448
MediciNova, Inc. (I)	5,407	31,469
Merrimack Pharmaceuticals, Inc. (L)	22,080	40,075
MiMedx Group, Inc. (I)(L)	17,545	240,016
Minerva Neurosciences, Inc. (I)	3,396	28,017
Momenta Pharmaceuticals, Inc. (I)	11,121	161,255
Myovant Sciences, Ltd. (I)(L)	2,044	28,984
Myriad Genetics, Inc. (I)(L)	11,651	237,098
Natera, Inc. (I)	4,607	47,176
NewLink Genetics Corp. (I)(L)	3,763	48,016
Novavax, Inc. (I)(L)	46,998	43,299
OBI Pharma, Inc. (I)	13,000	110,878
OncoMed Pharmaceuticals, Inc. (I)(L)	3,850	12,551
Ophthotech Corp. (I)	6,206	14,088
Organovo Holdings, Inc. (I)(L)	17,617	49,856
Otonomy, Inc. (I)	4,270	52,308
PDL BioPharma, Inc.	28,959	69,212
Pfenex, Inc. (I)	3,301	13,435
Portola Pharmaceuticals, Inc. (I)	8,442	311,088
Progenics Pharmaceuticals, Inc. (I)	11,924	75,956
Protagonist Therapeutics, Inc. (I)	1,464	16,353
Prothena Corp. PLC (I)(L)	5,941	303,050
PTC Therapeutics, Inc. (I)	5,819	72,912
Puma Biotechnology, Inc. (I)	4,797	366,971
Ra Pharmaceuticals, Inc. (I)	1,514	36,366
Radius Health, Inc. (I)(L)	5,403	187,052
Regeneron Pharmaceuticals, Inc. (I)	8,898	4,084,716
REGENXBIO, Inc. (I)	3,580	61,218
Repligen Corp. (I)	5,821	228,416
Retrophin, Inc. (I)	6,228	98,714
Rigel Pharmaceuticals, Inc. (I)(L)	22,429	51,362
Sage Therapeutics, Inc. (I)	5,155	340,797
Sangamo Therapeutics, Inc. (I)(L)	12,427	84,504
Sarepta Therapeutics, Inc. (I)(L)	8,575	255,878
Seres Therapeutics, Inc. (I)(L)	3,277	29,886
Shire PLC	98,221	5,656,776

The accompanying notes are an integral part of the financial statements.

176

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Sorrento Therapeutics, Inc. (I)	4,942	$7,660
Spark Therapeutics, Inc. (I)	3,290	167,560
Spectrum Pharmaceuticals, Inc. (I)	13,797	78,091
Stemline Therapeutics, Inc. (I)	3,839	30,328
Synergy Pharmaceuticals, Inc. (I)(L)	34,676	121,713
TaiMed Biologics, Inc. (I)	18,000	113,677
TESARO, Inc. (I)(L)	4,871	727,289
TG Therapeutics, Inc. (I)(L)	6,584	74,070
Trevena, Inc. (I)	8,042	18,738
Ultragenyx Pharmaceutical, Inc. (I)(L)	6,598	355,302
United Therapeutics Corp. (I)	9,684	1,170,699
Vanda Pharmaceuticals, Inc. (I)	6,260	86,075
Veracyte, Inc. (I)	3,298	26,846
Versartis, Inc. (I)	5,400	82,890
Vertex Pharmaceuticals, Inc. (I)	29,074	3,593,546
Vital Therapies, Inc. (I)(L)	5,375	14,244
Voyager Therapeutics, Inc. (I)(L)	2,373	21,025
XBiotech, Inc. (I)(L)	3,202	23,599
Xencor, Inc. (I)	6,168	126,444
Zafgen, Inc. (I)	4,651	15,767
ZIOPHARM Oncology, Inc. (I)(L)	21,046	123,119
		104,210,467
Health care equipment and supplies - 2.2%
Abaxis, Inc.	3,754	181,694
Abbott Laboratories	349,796	15,971,685
ABIOMED, Inc. (I)	8,722	1,198,664
Accuray, Inc. (I)	14,194	58,195
Align Technology, Inc. (I)	16,253	2,359,936
Analogic Corp.	2,137	153,650
AngioDynamics, Inc. (I)	4,860	73,289
Anika Therapeutics, Inc. (I)	2,441	112,945
AtriCure, Inc. (I)	5,423	113,286
Atrion Corp.	232	127,983
AxoGen, Inc. (I)	4,683	69,543
Baxter International, Inc.	98,298	5,830,054
Becton, Dickinson and Company	45,592	8,627,374
Boston Scientific Corp. (I)	276,191	7,465,443
C.R. Bard, Inc.	14,568	4,478,640
Cantel Medical Corp.	6,113	475,714
Cardiovascular Systems, Inc. (I)	5,432	163,123
Cerus Corp. (I)	17,778	40,712
Cochlear, Ltd.	7,999	871,135
Coloplast A/S, B Shares	25,219	2,159,875
ConforMIS, Inc. (I)(L)	6,975	28,249
CONMED Corp.	4,786	242,985
CryoLife, Inc. (I)	5,565	101,561
Cutera, Inc. (I)	2,046	46,649
CYBERDYNE, Inc. (I)(L)	18,100	249,671
Danaher Corp.	123,579	10,496,800
DENTSPLY SIRONA, Inc.	46,721	2,967,718
Edwards Lifesciences Corp. (I)	43,066	4,955,605
Endologix, Inc. (I)(L)	13,984	67,403
Entellus Medical, Inc. (I)(L)	1,718	22,901

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
Essilor International SA	38,931	$5,175,436
Exactech, Inc. (I)	1,957	59,297
GenMark Diagnostics, Inc. (I)	7,661	99,133
Getinge AB, B Shares	38,162	793,580
Glaukos Corp. (I)(L)	2,828	115,128
Globus Medical, Inc., Class A (I)	27,444	843,903
Haemonetics Corp. (I)	8,765	357,437
Halyard Health, Inc. (I)	18,059	649,040
Hartalega Holdings BHD	94,300	133,608
Hill-Rom Holdings, Inc.	12,810	990,982
Hologic, Inc. (I)	56,686	2,455,071
Hoya Corp.	64,400	3,169,559
ICU Medical, Inc. (I)	2,499	403,089
IDEXX Laboratories, Inc. (I)	17,787	2,995,153
Inogen, Inc. (I)	2,772	245,710
Insulet Corp. (I)	9,895	415,293
Integer Holdings Corp. (I)	5,283	209,735
Integra LifeSciences Holdings Corp. (I)	10,308	519,008
Intuitive Surgical, Inc. (I)	7,435	6,800,646
Invacare Corp.	5,601	79,254
InVivo Therapeutics Holdings Corp. (I)(L)	6,202	12,094
iRhythm Technologies, Inc. (I)	1,299	45,049
K2M Group Holdings, Inc. (I)	4,393	99,941
LeMaitre Vascular, Inc.	2,438	74,505
LivaNova PLC (I)	9,339	530,829
Masimo Corp. (I)	16,615	1,446,170
Medtronic PLC	277,006	23,346,066
Meridian Bioscience, Inc.	7,321	101,030
Merit Medical Systems, Inc. (I)	7,367	261,529
Natus Medical, Inc. (I)	5,598	189,772
Neogen Corp. (I)	6,245	395,246
Nevro Corp. (I)	4,073	280,345
Novocure, Ltd. (I)(L)	8,844	110,992
NuVasive, Inc. (I)	19,318	1,449,430
NxStage Medical, Inc. (I)	10,911	236,332
Olympus Corp.	48,100	1,757,106
OraSure Technologies, Inc. (I)	9,310	140,302
Orthofix International NV (I)	3,009	125,385
Oxford Immunotec Global PLC (I)	3,873	54,222
Penumbra, Inc. (I)	4,331	358,823
Quidel Corp. (I)	4,627	114,842
ResMed, Inc.	30,512	2,169,403
Rockwell Medical, Inc. (I)(L)	8,899	63,717
RTI Surgical, Inc. (I)	10,914	56,207
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	168,000	131,892
Smith & Nephew PLC	94,946	1,658,254
Sonova Holding AG	8,136	1,347,622
STAAR Surgical Company (I)	6,843	62,613
STERIS PLC	18,294	1,418,883
Stryker Corp.	62,540	8,940,718
Surmodics, Inc. (I)	2,436	59,438
Sysmex Corp.	25,900	1,539,556
Teleflex, Inc.	9,672	1,934,593

The accompanying notes are an integral part of the financial statements.

177

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
Terumo Corp.	56,300	$2,288,015
The Cooper Companies, Inc.	9,869	2,158,844
The Spectranetics Corp. (I)	7,351	198,477
Utah Medical Products, Inc.	661	44,419
Varian Medical Systems, Inc. (I)	18,897	1,871,181
West Pharmaceutical Services, Inc.	15,780	1,530,976
William Demant Holding A/S (I)	25,066	657,300
Wright Medical Group NV (I)	17,669	472,116
Zimmer Biomet Holdings, Inc.	40,711	4,853,158
		160,809,936
Health care providers and services - 2.0%
Acadia Healthcare Company, Inc. (I)(L)	16,565	684,797
Aceto Corp.	5,000	70,750
Addus HomeCare Corp. (I)	1,317	48,861
Aetna, Inc.	67,104	9,720,685
Alfresa Holdings Corp.	31,000	597,953
Almost Family, Inc. (I)	1,926	110,552
Amedisys, Inc. (I)	4,825	289,114
American Renal Associates Holdings, Inc. (I)(L)	1,651	26,746
AmerisourceBergen Corp.	33,439	3,068,697
AMN Healthcare Services, Inc. (I)	8,029	291,051
Anthem, Inc.	53,521	9,759,554
Bangkok Dusit Medical Services PCL, Foreign Shares	517,012	282,327
BioScrip, Inc. (I)(L)	20,159	36,488
BioTelemetry, Inc. (I)	4,633	133,662
Bumrungrad Hospital PCL, Foreign Shares	47,100	239,945
Capital Senior Living Corp. (I)	5,163	71,456
Cardinal Health, Inc.	63,911	4,747,948
Centene Corp. (I)	34,848	2,531,010
Chemed Corp.	2,741	560,973
Cigna Corp.	52,089	8,398,309
Civitas Solutions, Inc. (I)	2,737	43,108
Community Health Systems, Inc. (I)	19,004	168,185
CorVel Corp. (I)	1,741	81,131
Cross Country Healthcare, Inc. (I)	5,519	63,744
DaVita, Inc. (I)	31,690	2,099,779
Diplomat Pharmacy, Inc. (I)(L)	7,835	134,292
Envision Healthcare Corp. (I)	23,942	1,307,473
Express Scripts Holding Company (I)	122,858	7,340,766
Fresenius Medical Care AG & Company KGaA	43,447	4,155,522
Fresenius SE & Company KGaA	83,040	7,113,642
HCA Healthcare, Inc. (I)	58,428	4,785,837
HealthEquity, Inc. (I)	7,350	336,630
Healthscope, Ltd.	241,842	363,028
HealthSouth Corp.	34,293	1,554,502
Henry Schein, Inc. (I)	16,144	2,970,012
Humana, Inc.	30,225	7,020,059
IHH Healthcare BHD	483,509	653,862
Kindred Healthcare, Inc.	14,463	141,737
Laboratory Corp. of America Holdings (I)	20,760	2,885,640

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
Landauer, Inc.	1,630	$79,626
LHC Group, Inc. (I)	2,611	157,182
Life Healthcare Group Holdings, Ltd.	110,612	236,667
LifePoint Health, Inc. (I)	8,604	523,123
Magellan Health, Inc. (I)	4,013	275,894
McKesson Corp.	42,980	7,009,608
Mediclinic International PLC	23,562	243,807
Mediclinic International PLC (London Stock Exchange)	16,815	175,150
Medipal Holdings Corp.	28,100	517,028
MEDNAX, Inc. (I)	20,202	1,096,969
Miraca Holdings, Inc.	9,400	395,095
Molina Healthcare, Inc. (I)	16,589	1,071,152
National HealthCare Corp.	1,821	124,739
National Research Corp., Class A	1,588	38,112
Netcare, Ltd.	84,034	172,372
Odontoprev SA	46,597	173,805
Owens & Minor, Inc.	23,819	759,350
Patterson Companies, Inc. (L)	16,800	741,888
PharMerica Corp. (I)	5,171	127,724
Qualicorp SA	37,284	322,841
Quest Diagnostics, Inc.	27,815	3,025,438
Quorum Health Corp. (I)	5,542	20,893
RadNet, Inc. (I)	7,148	51,466
Ramsay Health Care, Ltd.	20,287	1,039,019
Ryman Healthcare, Ltd.	51,687	305,069
Select Medical Holdings Corp. (I)	18,350	245,890
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	70,100	202,684
Sinopharm Group Company, Ltd., H Shares	117,200	535,026
Sonic Healthcare, Ltd.	56,622	973,446
Surgery Partners, Inc. (I)	3,211	70,000
Suzuken Company, Ltd.	12,800	420,705
Teladoc, Inc. (I)(L)	4,199	128,489
Tenet Healthcare Corp. (I)	17,197	284,438
The Ensign Group, Inc.	8,192	150,569
The Providence Service Corp. (I)	2,308	107,876
Tivity Health, Inc. (I)	5,377	182,549
Triple-S Management Corp., Class B (I)	4,245	69,066
UnitedHealth Group, Inc.	194,632	34,095,634
Universal Health Services, Inc., Class B	18,135	2,061,224
US Physical Therapy, Inc.	2,092	132,319
VCA, Inc. (I)	17,498	1,612,091
WellCare Health Plans, Inc. (I)	9,542	1,639,316
		146,485,166
Health care technology - 0.1%
Alibaba Health Information Technology, Ltd. (I)	340,000	173,025
Allscripts Healthcare Solutions, Inc. (I)	38,946	444,374
Castlight Health, Inc., B Shares (I)	7,446	26,061
Cerner Corp. (I)	59,536	3,890,678
Computer Programs & Systems, Inc. (L)	2,000	66,800

The accompanying notes are an integral part of the financial statements.

178

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care technology (continued)
Cotiviti Holdings, Inc. (I)	2,187	$83,390
Evolent Health, Inc., Class A (I)	2,683	61,575
HealthStream, Inc. (I)	4,404	122,739
HMS Holdings Corp. (I)	14,521	264,573
M3, Inc.	32,000	920,542
Medidata Solutions, Inc. (I)	9,378	667,526
Omnicell, Inc. (I)	6,051	241,435
Quality Systems, Inc. (I)	8,752	134,431
Vocera Communications, Inc. (I)	4,291	114,698
		7,211,847
Life sciences tools and services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	4,007	111,795
Agilent Technologies, Inc.	34,228	2,065,318
Albany Molecular Research, Inc. (I)(L)	4,641	90,314
Bio-Rad Laboratories, Inc., Class A (I)	4,478	1,000,743
Bio-Techne Corp.	8,037	900,787
Cambrex Corp. (I)	5,442	292,780
Charles River Laboratories International, Inc. (I)	10,204	939,278
Enzo Biochem, Inc. (I)	7,028	63,252
Eurofins Scientific SE	2,056	1,090,367
Fluidigm Corp. (I)	5,178	23,456
Illumina, Inc. (I)	15,372	2,726,378
INC Research Holdings, Inc., Class A (I)	18,253	1,037,683
Lonza Group AG (I)	11,679	2,421,661
Luminex Corp.	6,870	139,186
Medpace Holdings, Inc. (I)	1,417	39,421
Mettler-Toledo International, Inc. (I)	2,739	1,596,317
NanoString Technologies, Inc. (I)	2,845	52,177
NeoGenomics, Inc. (I)	9,439	71,359
Pacific Biosciences of California, Inc. (I)	14,447	47,675
PAREXEL International Corp. (I)	19,899	1,608,237
PerkinElmer, Inc.	11,519	726,388
PRA Health Sciences, Inc. (I)	4,098	296,081
QIAGEN NV (I)	44,385	1,495,213
Samsung Biologics Company, Ltd. (I)(S)	3,480	683,720
Thermo Fisher Scientific, Inc.	41,127	7,106,334
Waters Corp. (I)	8,525	1,531,261
		28,157,181
Pharmaceuticals - 4.1%
AcelRx Pharmaceuticals, Inc. (I)(L)	7,715	19,288
Aclaris Therapeutics, Inc. (I)	1,984	47,180
Aerie Pharmaceuticals, Inc. (I)	4,936	273,701
Akorn, Inc. (I)	18,757	624,045
Allergan PLC	38,702	8,659,573
Amphastar Pharmaceuticals, Inc. (I)	6,100	104,127
ANI Pharmaceuticals, Inc. (I)	1,414	61,778
Aratana Therapeutics, Inc. (I)(L)	6,528	37,601
Aspen Pharmacare Holdings, Ltd.	31,984	724,177
Astellas Pharma, Inc.	355,300	4,490,849
AstraZeneca PLC	137,514	9,291,499
Bayer AG	167,425	22,246,184
Bristol-Myers Squibb Company	193,095	10,417,475

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Catalent, Inc. (I)	43,910	$1,560,122
Cempra, Inc. (I)	8,614	32,733
Chelsea Therapeutics International, Ltd. (I)	9,811	785
China Medical System Holdings, Ltd.	123,000	218,019
Chugai Pharmaceutical Company, Ltd.	37,000	1,407,247
Collegium Pharmaceutical, Inc. (I)(L)	3,006	24,709
Corcept Therapeutics, Inc. (I)	12,841	145,232
CSPC Pharmaceutical Group, Ltd.	418,000	624,919
Daiichi Sankyo Company, Ltd.	99,300	2,177,921
Depomed, Inc. (I)	10,412	109,118
Dermira, Inc. (I)	4,231	116,014
Durect Corp. (I)	24,060	29,594
Egalet Corp. (I)(L)	3,934	8,419
Eisai Company, Ltd.	41,500	2,187,391
Eli Lilly & Company	112,011	8,912,715
Endo International PLC (I)	42,734	563,234
Endocyte, Inc. (I)(L)	8,016	20,441
Forest Laboratories, Inc. (I)	891	0
GlaxoSmithKline PLC	529,804	11,596,966
Hanmi Pharm Company, Ltd. (I)	1,169	398,677
Hanmi Science Company, Ltd. (I)	2,756	182,230
Heska Corp. (I)	1,021	100,732
Hikma Pharmaceuticals PLC	15,901	345,942
Hisamitsu Pharmaceutical Company, Inc.	10,200	513,144
Horizon Pharma PLC (I)	27,559	275,590
Hypermarcas SA	58,579	534,026
Impax Laboratories, Inc. (I)	12,801	195,215
Innoviva, Inc. (I)(L)	14,115	172,485
Intersect ENT, Inc. (I)	4,450	112,585
Intra-Cellular Therapies, Inc. (I)	6,014	61,644
Johnson & Johnson	312,868	40,125,321
Kalbe Farma Tbk PT	1,165,710	134,636
Kyowa Hakko Kirin Company, Ltd.	42,937	734,629
Lannett Company, Inc. (I)(L)	4,735	95,174
Mallinckrodt PLC (I)	11,769	507,597
Merck & Company, Inc.	316,660	20,617,733
Merck KGaA	26,168	3,161,817
Mitsubishi Tanabe Pharma Corp.	37,000	822,908
Mylan NV (I)	53,984	2,104,296
MyoKardia, Inc. (I)	2,261	29,167
Nektar Therapeutics (I)	24,437	485,808
Neos Therapeutics, Inc. (I)(L)	3,746	31,466
Novartis AG	350,196	28,658,351
Novo Nordisk A/S, Class B	407,816	17,313,630
Ocular Therapeutix, Inc. (I)(L)	3,796	38,719
Omeros Corp. (I)(L)	7,011	105,936
Ono Pharmaceutical Company, Ltd.	68,200	1,418,524
Orion OYJ, Class B	18,639	1,204,854
Otsuka Holdings Company, Ltd.	64,500	2,909,401
Pacira Pharmaceuticals, Inc. (I)	6,266	278,210
Paratek Pharmaceuticals, Inc. (I)	3,301	66,185
Perrigo Company PLC	16,542	1,205,085
Pfizer, Inc.	686,320	22,408,348
Phibro Animal Health Corp., Class A	3,297	116,219

The accompanying notes are an integral part of the financial statements.

179

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Prestige Brands Holdings, Inc. (I)	20,498	$1,032,689
Reata Pharmaceuticals, Inc., Class A (I)(L)	1,240	34,261
Revance Therapeutics, Inc. (I)(L)	3,616	80,456
Richter Gedeon Nyrt	22,573	576,701
Roche Holding AG	110,182	30,250,342
Sanofi	218,456	21,638,861
Santen Pharmaceutical Company, Ltd.	61,400	845,725
SciClone Pharmaceuticals, Inc. (I)	9,020	85,690
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	43,100	165,111
Shionogi & Company, Ltd.	49,200	2,630,907
Sino Biopharmaceutical, Ltd.	439,000	391,622
Sucampo Pharmaceuticals, Inc., Class A (I)	4,111	41,110
Sumitomo Dainippon Pharma Company, Ltd.	26,200	399,925
Supernus Pharmaceuticals, Inc. (I)	8,032	302,003
Taisho Pharmaceutical Holdings Company, Ltd.	5,900	460,916
Takeda Pharmaceutical Company, Ltd.	117,400	6,050,773
Taro Pharmaceutical Industries, Ltd. (I)(L)	700	74,627
Teligent, Inc. (I)(L)	7,442	61,620
Tetraphase Pharmaceuticals, Inc. (I)	6,647	45,798
Teva Pharmaceutical Industries, Ltd.	15,900	456,742
Teva Pharmaceutical Industries, Ltd., ADR	27,736	772,725
The Medicines Company (I)(L)	11,508	457,673
TherapeuticsMD, Inc. (I)(L)	26,025	108,004
Theravance Biopharma, Inc. (I)(L)	6,893	251,595
UCB SA	21,650	1,527,622
Valeant Pharmaceuticals International, Inc. (I)	34,312	416,565
Vifor Pharma AG	6,016	707,719
WaVe Life Sciences, Ltd. (I)	1,287	24,324
Yuhan Corp.	1,723	384,921
Zoetis, Inc.	56,625	3,526,605
Zogenix, Inc. (I)	4,313	54,775
		308,057,747
		754,932,344
Industrials - 13.6%
Aerospace and defense - 1.9%
AAR Corp.	5,633	196,817
Aerojet Rocketdyne Holdings, Inc. (I)	10,246	224,387
Aerovironment, Inc. (I)	3,610	112,054
Airbus SE	109,108	8,973,122
Arconic, Inc.	92,100	2,529,987
Astronics Corp. (I)	3,314	101,408
AviChina Industry & Technology Company, Ltd., H Shares	184,000	113,050
Axon Enterprise, Inc. (I)(L)	8,912	213,977
BAE Systems PLC	346,631	2,983,646
Bombardier, Inc., Class B (I)	206,353	372,729
CAE, Inc.	30,781	497,199
Cobham PLC	262,763	453,828
Cubic Corp.	4,286	198,656

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Aerospace and defense (continued)
Curtiss-Wright Corp.	17,083	$1,537,982
Dassault Aviation SA	423	630,349
DigitalGlobe, Inc. (I)	10,750	334,863
Ducommun, Inc. (I)	1,777	56,526
Elbit Systems, Ltd.	1,129	137,310
Embraer SA	110,808	548,227
Engility Holdings, Inc. (I)	3,107	81,807
Esterline Technologies Corp. (I)	11,421	1,112,976
General Dynamics Corp.	60,327	12,261,463
Hanwha Techwin Company, Ltd. (I)	5,200	231,983
Huntington Ingalls Industries, Inc.	9,915	1,941,456
KLX, Inc. (I)	20,303	982,462
Korea Aerospace Industries, Ltd.	14,301	812,211
Kratos Defense & Security Solutions, Inc. (I)	10,103	109,314
L3 Technologies, Inc.	17,391	2,931,949
Leonardo SpA	65,452	1,152,833
Lockheed Martin Corp.	53,058	14,916,196
Meggitt PLC	85,324	552,301
Mercury Systems, Inc. (I)	7,930	315,376
Moog, Inc., Class A (I)	5,387	377,305
National Presto Industries, Inc. (L)	824	87,715
Northrop Grumman Corp.	37,553	9,734,489
Orbital ATK, Inc.	12,395	1,260,076
Raytheon Company	63,034	10,338,206
Rockwell Collins, Inc.	35,318	3,851,428
Rolls Royce Holdings PLC, C Shares (I)	14,407,959	18,564
Rolls-Royce Holdings PLC (I)	200,271	2,241,372
Safran SA	58,840	5,202,914
Singapore Technologies Engineering, Ltd.	442,600	1,189,151
Sparton Corp. (I)	1,670	28,657
Teledyne Technologies, Inc. (I)	13,372	1,758,552
Thales SA	19,824	2,191,239
The Boeing Company	120,254	22,563,258
The KeyW Holding Corp. (I)(L)	7,909	72,842
TransDigm Group, Inc. (L)	10,645	2,853,712
Triumph Group, Inc.	8,507	277,328
United Technologies Corp.	158,331	19,202,384
Vectrus, Inc. (I)	1,814	53,513
Wesco Aircraft Holdings, Inc. (I)	9,544	92,100
Zodiac Aerospace	38,373	1,015,193
		142,028,442
Air freight and logistics - 1.0%
Air Transport Services Group, Inc. (I)	8,289	197,693
Atlas Air Worldwide Holdings, Inc. (I)	4,186	203,858
Bollore SA (I)	163,168	751,672
C.H. Robinson Worldwide, Inc.	60,175	4,032,327
Deutsche Post AG	196,461	7,183,863
Echo Global Logistics, Inc. (I)	4,906	91,497
Expeditors International of Washington, Inc.	76,889	4,104,335
FedEx Corp.	104,500	20,256,280
Forward Air Corp.	5,072	264,403

The accompanying notes are an integral part of the financial statements.

180

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Air freight and logistics (continued)
Hub Group, Inc., Class A (I)	5,728	$205,349
Hyundai Glovis Company, Ltd.	3,937	560,888
Radiant Logistics, Inc. (I)	6,803	40,002
Royal Mail PLC	98,178	558,584
Sinotrans, Ltd., H Shares	177,000	82,887
United Parcel Service, Inc., Class B	293,621	31,115,017
XPO Logistics, Inc. (I)	16,683	877,526
Yamato Holdings Company, Ltd.	57,500	1,248,530
		71,774,711
Airlines - 0.9%
Air China, Ltd., H Shares	189,466	180,335
AirAsia BHD	231,246	160,994
Alaska Air Group, Inc.	52,678	4,585,620
Allegiant Travel Company	2,231	305,647
American Airlines Group, Inc.	215,054	10,410,764
ANA Holdings, Inc.	191,000	625,920
Cathay Pacific Airways, Ltd. (I)	218,000	318,705
China Airlines, Ltd.	362,000	110,800
China Southern Airlines Company, Ltd., H Shares	200,400	153,335
Delta Air Lines, Inc.	311,475	15,302,767
Deutsche Lufthansa AG	47,825	930,426
easyJet PLC	17,453	318,083
Eva Airways Corp.	226,450	110,736
Hawaiian Holdings, Inc. (I)	8,972	449,497
International Consolidated Airlines Group SA	128,295	1,001,814
Japan Airlines Company, Ltd.	19,600	574,564
JetBlue Airways Corp. (I)	72,594	1,627,557
Korean Air Lines Company, Ltd. (I)	9,672	306,879
Latam Airlines Group SA	22,580	250,967
Qantas Airways, Ltd.	65,373	243,521
Ryanair Holdings PLC, ADR (I)	3,764	401,769
Singapore Airlines, Ltd.	154,340	1,116,344
SkyWest, Inc.	8,590	294,637
Southwest Airlines Company	262,351	15,764,672
Turk Hava Yollari AO (I)	87,131	178,925
United Continental Holdings, Inc. (I)	122,230	9,738,064
		65,463,342
Building products - 0.6%
AAON, Inc.	6,925	250,512
Advanced Drainage Systems, Inc.	5,951	113,962
Allegion PLC	20,287	1,595,167
American Woodmark Corp. (I)	2,363	219,286
AO Smith Corp.	31,722	1,740,586
Apogee Enterprises, Inc.	4,829	257,289
Armstrong Flooring, Inc. (I)	3,942	72,888
Asahi Glass Company, Ltd.	167,000	1,362,410
Assa Abloy AB	192,216	4,317,205
Builders FirstSource, Inc. (I)	14,425	197,046
Caesarstone, Ltd. (I)	4,089	153,542
Cie de Saint-Gobain	94,186	5,264,335
Continental Building Products, Inc. (I)	5,927	144,619

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Building products (continued)
CSW Industrials, Inc. (I)	2,504	$88,391
Daikin Industries, Ltd.	38,700	3,793,071
Fortune Brands Home & Security, Inc.	31,897	2,012,701
Geberit AG	5,768	2,702,039
Gibraltar Industries, Inc. (I)	5,398	167,878
Griffon Corp.	5,105	110,779
Insteel Industries, Inc.	3,002	95,344
Johnson Controls International PLC	197,083	8,230,186
KCC Corp.	1,224	445,151
Lennox International, Inc.	8,332	1,475,597
LIXIL Group Corp.	44,000	1,069,938
Masco Corp.	67,434	2,511,917
Masonite International Corp. (I)	5,163	380,255
NCI Building Systems, Inc. (I)	4,798	79,887
Patrick Industries, Inc. (I)	2,460	162,852
PGT Innovations, Inc. (I)	8,310	95,150
Ply Gem Holdings, Inc. (I)	3,782	61,836
Quanex Building Products Corp.	5,871	120,943
Simpson Manufacturing Company, Inc.	7,079	284,434
TOTO, Ltd.	23,400	891,073
Trex Company, Inc. (I)	5,012	322,121
Universal Forest Products, Inc.	3,386	297,731
		41,088,121
Commercial services and supplies - 0.4%
ABM Industries, Inc.	9,459	407,115
ACCO Brands Corp. (I)	18,191	206,468
Advanced Disposal Services, Inc. (I)	3,801	88,639
Aqua Metals, Inc. (I)(L)	2,122	25,188
ARC Document Solutions, Inc. (I)	7,578	25,083
Babcock International Group PLC	27,436	330,128
Brady Corp., Class A	7,797	279,912
Brambles, Ltd.	225,697	1,738,112
Casella Waste Systems, Inc., Class A (I)	6,738	94,467
CECO Environmental Corp.	5,075	47,705
China Everbright International, Ltd.	243,000	310,038
Cintas Corp.	6,839	860,893
Clean Harbors, Inc. (I)	11,227	655,769
Copart, Inc. (I)	44,034	1,373,420
Dai Nippon Printing Company, Ltd.	88,000	978,310
Deluxe Corp.	18,734	1,276,909
Edenred	39,579	1,044,144
Ennis, Inc.	4,629	74,295
Essendant, Inc.	6,482	104,360
G4S PLC	171,047	716,422
Healthcare Services Group, Inc.	11,977	573,339
Heritage-Crystal Clean, Inc. (I)	2,335	35,609
Herman Miller, Inc.	23,148	730,319
HNI Corp.	17,200	739,944
InnerWorkings, Inc. (I)	6,935	75,175
Interface, Inc.	11,133	228,783
ISS A/S	35,192	1,457,139
KEPCO Plant Service & Engineering Company, Ltd.	4,689	221,839

The accompanying notes are an integral part of the financial statements.

181

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Commercial services and supplies (continued)
Kimball International, Inc., Class B	6,337	$108,870
Knoll, Inc.	8,230	176,945
Matthews International Corp., Class A	5,473	348,904
McGrath RentCorp	3,970	131,685
Mobile Mini, Inc.	7,694	215,432
MSA Safety, Inc.	12,059	977,985
Multi-Color Corp.	2,322	199,460
Park24 Company, Ltd.	16,500	460,751
Pitney Bowes, Inc.	40,149	597,016
Quad/Graphics, Inc.	4,911	109,368
Republic Services, Inc.	18,020	1,146,252
Rollins, Inc.	20,667	890,128
S-1 Corp.	4,270	397,994
Secom Company, Ltd.	34,500	2,523,677
Securitas AB, B Shares	59,931	954,321
Societe BIC SA	5,354	653,665
Sohgo Security Services Company, Ltd.	11,800	552,042
SP Plus Corp. (I)	2,999	88,471
Steelcase, Inc., Class A	14,648	245,354
Stericycle, Inc. (I)	6,941	567,566
Team, Inc. (I)	4,906	125,839
Tetra Tech, Inc.	9,826	451,505
The Brink’s Company	7,677	484,419
Toppan Printing Company, Ltd.	86,000	947,279
TRC Companies, Inc. (I)	3,351	58,643
UniFirst Corp.	2,559	362,610
US Ecology, Inc.	3,747	187,444
Viad Corp.	3,354	148,079
VSE Corp.	1,509	63,137
Waste Management, Inc.	32,094	2,339,974
West Corp.	7,425	172,037
		31,386,376
Construction and engineering - 0.5%
ACS Actividades de Construccion y Servicios SA	35,651	1,426,677
AECOM (I)	33,453	1,074,176
Aegion Corp. (I)	6,046	119,650
Ameresco, Inc., Class A (I)	4,311	29,746
Argan, Inc.	2,241	132,331
Boskalis Westminster	14,312	493,358
Bouygues SA	39,168	1,678,200
China Communications Construction Company, Ltd., H Shares	439,365	592,683
China Railway Construction Corp., H Shares	195,800	268,727
China Railway Group, Ltd., H Shares	396,000	327,874
China State Construction International Holdings, Ltd.	176,000	305,197
CIMIC Group, Ltd.	13,655	410,936
Comfort Systems USA, Inc.	6,317	217,621
Daelim Industrial Company, Ltd.	5,893	486,088
Daewoo Engineering & Construction Company, Ltd. (I)	27,440	185,100

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Construction and engineering (continued)
Dycom Industries, Inc. (I)(L)	11,948	$1,005,902
Eiffage SA	11,023	1,002,093
EMCOR Group, Inc.	23,141	1,458,346
Ferrovial SA	73,924	1,668,613
Fluor Corp.	29,205	1,310,136
Gamuda BHD	245,000	305,716
Granite Construction, Inc.	15,254	714,802
Great Lakes Dredge & Dock Corp. (I)	10,835	44,965
GS Engineering & Construction Corp. (I)	10,542	288,764
HC2 Holdings, Inc. (I)	6,160	32,648
HOCHTIEF AG	3,887	715,767
Hyundai Development Co-Engineering & Construction	11,927	546,927
Hyundai Engineering & Construction Company, Ltd.	15,290	664,210
IES Holdings, Inc. (I)	1,329	20,400
IJM Corp. BHD	414,100	336,686
Jacobs Engineering Group, Inc.	25,448	1,333,984
JGC Corp.	34,500	521,613
Kajima Corp.	148,000	1,137,242
KBR, Inc.	30,771	419,409
Layne Christensen Company (I)	3,385	24,609
MasTec, Inc. (I)	11,259	477,382
MYR Group, Inc. (I)	2,547	74,780
NV5 Global, Inc. (I)	1,227	45,031
Obayashi Corp.	106,800	1,180,554
Orion Group Holdings, Inc. (I)	4,911	35,015
Primoris Services Corp.	6,961	161,495
Quanta Services, Inc. (I)	31,442	964,012
Shimizu Corp.	91,000	916,630
Sinopec Engineering Group Company, Ltd., H Shares	108,000	99,186
Skanska AB, B Shares	65,329	1,552,720
SNC-Lavalin Group, Inc.	16,692	640,446
Taisei Corp.	169,000	1,443,700
Tutor Perini Corp. (I)	6,413	166,417
Valmont Industries, Inc.	4,851	710,186
Vinci SA	95,477	8,351,053
Waskita Karya Persero Tbk PT	253,300	45,205
		38,165,008
Electrical equipment - 0.9%
ABB, Ltd.	295,135	7,426,617
Acuity Brands, Inc.	9,371	1,526,630
Allied Motion Technologies, Inc.	1,186	29,863
American Superconductor Corp. (I)	2,776	11,437
AMETEK, Inc.	48,277	2,945,863
Atkore International Group, Inc. (I)	2,038	42,513
AZZ, Inc.	4,428	240,219
Babcock & Wilcox Enterprises, Inc. (I)	8,261	87,980
Doosan Heavy Industries and Construction Company, Ltd.	10,276	209,171
Eaton Corp. PLC	94,658	7,324,636
Emerson Electric Company	135,082	7,986,048

The accompanying notes are an integral part of the financial statements.

182

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Electrical equipment (continued)
Encore Wire Corp.	3,509	$145,097
Energous Corp. (I)	2,535	39,115
EnerSys	16,740	1,239,764
Fuji Electric Company, Ltd.	92,000	492,196
Generac Holdings, Inc. (I)	11,135	385,828
General Cable Corp.	8,331	137,878
Hubbell, Inc.	11,106	1,287,296
Hyundai Electric & Energy System Company, Ltd. (I)	27	7,066
Legrand SA	50,088	3,437,086
LSI Industries, Inc.	4,433	39,143
Mabuchi Motor Company, Ltd.	8,100	455,796
Mitsubishi Electric Corp.	319,600	4,406,113
Nidec Corp.	39,400	3,901,098
OSRAM Licht AG	18,013	1,380,153
Plug Power, Inc. (I)(L)	35,358	65,766
Powell Industries, Inc.	1,608	52,951
Prysmian SpA	31,811	885,761
Regal Beloit Corp.	9,647	764,042
Rockwell Automation, Inc.	26,954	4,278,139
Schneider Electric SE (I)	104,341	8,039,155
Schneider Electric SE (London Stock Exchange) (I)	1,474	114,508
Shanghai Electric Group Company, Ltd., H Shares (I)	245,136	106,265
Sunrun, Inc. (I)(L)	11,477	57,844
Teco Electric & Machinery Company, Ltd.	240,000	231,679
Thermon Group Holdings, Inc. (I)	5,603	103,768
TPI Composites, Inc. (I)	1,163	19,794
Vestas Wind Systems A/S	47,267	4,196,043
Vicor Corp. (I)	2,865	48,562
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	53,700	283,339
		64,432,222
Industrial conglomerates - 2.2%
3M Company	124,924	25,543,210
Aboitiz Equity Ventures, Inc.	96,450	147,155
Alfa SAB de CV, Class A	537,300	774,858
Alliance Global Group, Inc.	92,500	28,758
Beijing Enterprises Holdings, Ltd.	49,614	235,075
Berli Jucker PCL, Foreign Shares	136,500	183,206
Carlisle Companies, Inc.	13,907	1,409,196
CITIC, Ltd.	426,033	675,115
CJ Corp.	3,067	579,139
CK Hutchison Holdings, Ltd.	507,948	6,615,349
DCC PLC	9,644	917,232
DMCI Holdings, Inc.	182,300	49,208
Far Eastern New Century Corp.	413,133	334,987
Fosun International, Ltd.	255,000	396,192
General Electric Company	1,830,097	50,108,056
Grupo Carso SAB de CV, Series A1	104,600	444,407
HAP Seng Consolidated BHD	92,500	198,360
Honeywell International, Inc.	160,182	21,302,604

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Industrial conglomerates (continued)
Jardine Matheson Holdings, Ltd.	46,800	$2,990,940
Jardine Strategic Holdings, Ltd.	41,600	1,744,903
JG Summit Holdings, Inc.	144,220	230,696
Keihan Holdings Company, Ltd.	83,000	548,657
Keppel Corp., Ltd.	412,331	1,917,495
KOC Holding AS	95,718	435,415
Koninklijke Philips NV	149,722	5,290,621
LG Corp.	20,260	1,465,735
NWS Holdings, Ltd.	288,230	557,423
Raven Industries, Inc.	6,211	210,242
Roper Technologies, Inc.	21,358	4,852,538
Samsung C&T Corp.	16,056	1,971,719
Seibu Holdings, Inc.	28,000	520,416
Sembcorp Industries, Ltd.	273,600	624,570
Shanghai Industrial Holdings, Ltd.	51,070	159,447
Siemens AG	154,932	22,158,149
Sime Darby BHD	350,000	761,320
SK Holdings Company, Ltd.	9,711	2,371,743
SM Investments Corp.	12,445	192,371
Smiths Group PLC	43,719	904,300
The Bidvest Group, Ltd.	27,641	360,584
Toshiba Corp. (I)	664,000	1,512,050
Turkiye Sise ve Cam Fabrikalari AS	99,809	133,385
		161,856,826
Machinery - 2.2%
Actuant Corp., Class A	10,088	261,784
AGCO Corp.	14,374	920,367
Alamo Group, Inc.	1,595	135,782
Albany International Corp., Class A	4,916	237,443
Alfa Laval AB	56,552	1,138,785
Alstom SA	28,786	1,008,461
Altra Industrial Motion Corp.	4,312	186,278
Amada Holdings Company, Ltd.	56,100	653,394
American Railcar Industries, Inc. (L)	1,387	49,225
ANDRITZ AG	25,633	1,539,907
Astec Industries, Inc.	3,307	185,093
Atlas Copco AB, A Shares	128,902	4,768,752
Atlas Copco AB, B Shares	75,140	2,480,063
Barnes Group, Inc.	8,529	482,656
Blue Bird Corp. (I)(L)	1,099	20,057
Briggs & Stratton Corp.	7,217	171,620
Caterpillar, Inc.	122,979	12,965,676
Chart Industries, Inc. (I)	5,231	179,685
China Conch Venture Holdings, Ltd.	129,900	250,912
CIRCOR International, Inc.	2,821	181,842
CNH Industrial NV	164,708	1,831,003
Columbus McKinnon Corp.	3,334	93,152
Crane Company	10,829	840,114
CRRC Corp., Ltd., H Shares	407,000	381,137
Cummins, Inc.	32,531	5,130,139
Deere & Company	61,373	7,515,738
DMC Global, Inc.	2,539	32,118
Donaldson Company, Inc.	28,444	1,364,174

The accompanying notes are an integral part of the financial statements.

183

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Douglas Dynamics, Inc.	3,805	$115,862
Dover Corp.	32,690	2,698,560
Energy Recovery, Inc. (I)(L)	5,973	45,335
EnPro Industries, Inc.	3,695	246,863
ESCO Technologies, Inc.	4,312	248,371
FANUC Corp.	32,000	6,298,972
Federal Signal Corp.	10,273	161,081
Flowserve Corp.	27,434	1,330,549
Fortive Corp.	63,037	3,936,661
Franklin Electric Company, Inc.	7,876	300,863
FreightCar America, Inc.	2,277	38,163
GEA Group AG	37,044	1,522,975
Gencor Industries, Inc. (I)	1,540	24,948
Global Brass & Copper Holdings, Inc.	3,528	106,898
Graco, Inc.	12,062	1,325,252
Graham Corp.	1,912	40,018
Haitian International Holdings, Ltd.	68,000	157,812
Hardinge, Inc.	2,498	30,226
Harsco Corp. (I)	13,728	204,547
Hillenbrand, Inc.	10,083	359,963
Hino Motors, Ltd.	43,100	523,092
Hitachi Construction Machinery Company, Ltd.	17,900	415,050
Hiwin Technologies Corp.	25,430	170,835
Hoshizaki Corp.	8,300	731,000
Hurco Companies, Inc.	1,248	36,317
Hyster-Yale Materials Handling, Inc.	1,617	120,677
Hyundai Heavy Industries Company, Ltd. (I)	6,722	1,036,334
IDEX Corp.	16,423	1,781,403
IHI Corp.	243,000	913,479
Illinois Tool Works, Inc.	65,343	9,227,738
IMI PLC	29,754	481,233
Ingersoll-Rand PLC	54,546	4,887,322
ITT, Inc.	18,996	722,038
John Bean Technologies Corp.	4,941	426,408
JTEKT Corp.	37,200	558,598
Kadant, Inc.	1,788	137,408
Kawasaki Heavy Industries, Ltd.	236,000	677,078
Kennametal, Inc.	30,712	1,181,491
Komatsu, Ltd.	152,800	3,709,528
Kone OYJ, Class B	61,190	3,028,044
Kubota Corp.	175,100	2,769,821
Kurita Water Industries, Ltd.	16,400	434,113
Lincoln Electric Holdings, Inc.	13,303	1,189,022
Lindsay Corp.	1,813	154,794
Lydall, Inc. (I)	2,817	142,118
Makita Corp.	36,900	1,389,332
MAN SE	6,727	711,296
Meritor, Inc. (I)	13,968	217,482
Metso OYJ	20,902	710,695
Milacron Holdings Corp. (I)	2,566	44,623
Miller Industries, Inc.	1,963	50,253
MINEBEA MITSUMI, Inc.	63,200	1,029,372

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Mitsubishi Heavy Industries, Ltd.	530,000	$2,089,368
Mueller Industries, Inc.	9,646	272,789
Mueller Water Products, Inc., Class A	26,564	296,986
Nabtesco Corp.	18,600	545,735
Navistar International Corp. (I)	8,492	219,688
NGK Insulators, Ltd.	43,500	872,726
NN, Inc.	4,588	131,217
Nordson Corp.	11,527	1,335,749
NSK, Ltd.	73,400	874,716
Oshkosh Corp.	16,071	1,014,402
PACCAR, Inc.	74,632	4,698,831
Park-Ohio Holdings Corp.	1,520	56,392
Parker-Hannifin Corp.	28,407	4,473,250
Pentair PLC	34,985	2,316,707
Proto Labs, Inc. (I)	4,237	271,168
RBC Bearings, Inc. (I)	3,864	391,500
Rexnord Corp. (I)	14,190	323,532
Samsung Heavy Industries Company, Ltd. (I)	53,419	586,658
Sandvik AB	205,383	3,215,646
Schindler Holding AG	2,999	623,583
Schindler Holding AG, Participation Certificates	6,452	1,384,845
Sembcorp Marine, Ltd.	3,900	4,752
SKF AB, B Shares	76,403	1,561,398
SMC Corp.	9,500	3,002,379
Snap-on, Inc.	12,301	1,988,580
Spartan Motors, Inc.	5,965	51,299
SPX Corp. (I)	7,010	168,871
SPX FLOW, Inc. (I)	6,073	226,705
Standex International Corp.	2,167	190,479
Stanley Black & Decker, Inc.	31,938	4,395,946
Sumitomo Heavy Industries, Ltd.	93,000	606,019
Sun Hydraulics Corp.	4,003	171,288
Supreme Industries, Inc., Class A	2,155	38,187
Tennant Company	2,995	209,650
Terex Corp.	22,809	747,679
The ExOne Company (I)(L)	2,324	30,584
The Gorman-Rupp Company	3,115	74,978
The Greenbrier Companies, Inc. (L)	4,596	203,373
The Manitowoc Company, Inc. (I)	21,692	122,777
The Timken Company	15,036	693,911
The Toro Company	23,307	1,596,296
The Weir Group PLC	24,291	569,270
THK Company, Ltd.	19,900	555,751
Titan International, Inc.	7,829	81,187
TriMas Corp. (I)	7,761	169,190
Trinity Industries, Inc.	32,780	836,546
Volvo AB, B Shares	297,985	4,867,125
Wabash National Corp. (L)	10,975	219,390
Wabtec Corp. (L)	18,568	1,517,934
Wartsila OYJ ABP	27,006	1,603,299
Watts Water Technologies, Inc., Class A	4,739	294,292
WEG SA	93,760	550,515

The accompanying notes are an integral part of the financial statements.

184

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Weichai Power Company, Ltd., H Shares	101,840	$164,965
Woodward, Inc.	20,904	1,423,980
Xylem, Inc.	37,530	1,956,814
Yangzijiang Shipbuilding Holdings, Ltd.	539,900	495,463
Zardoya Otis SA	28,017	274,632
		161,468,262
Marine - 0.1%
A.P. Moller - Maersk A/S, Series A	786	1,423,141
A.P. Moller - Maersk A/S, Series B	1,416	2,698,714
Costamare, Inc. (L)	5,451	35,704
Evergreen Marine Corp Taiwan, Ltd. (I)	236,760	118,793
Kirby Corp. (I)	11,600	768,500
Kuehne + Nagel International AG	8,355	1,349,221
Matson, Inc.	7,406	216,700
MISC BHD	170,000	297,616
Mitsui O.S.K. Lines, Ltd.	190,000	544,971
Nippon Yusen KK (I)	266,000	482,258
Scorpio Bulkers, Inc. (I)(L)	9,617	55,779
		7,991,397
Professional services - 0.4%
Acacia Research Corp. (I)	9,418	37,201
Adecco Group AG	25,460	1,900,590
Barrett Business Services, Inc.	1,229	70,139
Bureau Veritas SA	49,445	1,133,088
Capita PLC	73,324	550,828
CBIZ, Inc. (I)	8,564	129,316
CRA International, Inc.	1,391	48,087
Equifax, Inc.	9,349	1,278,943
Experian PLC	103,218	2,157,768
Exponent, Inc.	4,351	258,014
Franklin Covey Company (I)	1,925	38,019
FTI Consulting, Inc. (I)	15,892	548,751
GP Strategies Corp. (I)	2,216	54,403
Heidrick & Struggles International, Inc.	3,192	68,788
Hill International, Inc. (I)	6,134	30,057
Huron Consulting Group, Inc. (I)	3,724	154,732
ICF International, Inc. (I)	3,060	143,973
Insperity, Inc.	2,665	201,074
Intertek Group PLC	17,667	978,509
Kelly Services, Inc., Class A	4,983	115,755
Kforce, Inc.	4,202	75,636
Korn/Ferry International	9,788	314,293
ManpowerGroup, Inc.	14,570	1,484,246
Mistras Group, Inc. (I)	2,975	62,237
Navigant Consulting, Inc. (I)	8,044	156,778
Nielsen Holdings PLC	26,509	1,020,066
On Assignment, Inc. (I)	8,669	454,256
Randstad Holding NV	18,987	1,100,599
Recruit Holdings Company, Ltd.	60,700	3,217,382
RELX NV	156,194	3,241,042
RELX PLC	117,579	2,521,778
Resources Connection, Inc.	5,066	63,578
Robert Half International, Inc.	10,112	470,107

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Professional services (continued)
RPX Corp. (I)	8,680	$114,923
SEEK, Ltd.	46,063	578,125
SGS SA	847	2,019,209
The Advisory Board Company (I)	6,999	361,848
The Dun & Bradstreet Corp.	8,107	848,884
TriNet Group, Inc. (I)	7,202	222,758
TrueBlue, Inc. (I)	7,189	193,025
Verisk Analytics, Inc. (I)	12,170	984,431
WageWorks, Inc. (I)	6,219	439,994
Wolters Kluwer NV	47,280	2,075,275
		31,918,505
Road and rail - 1.7%
ArcBest Corp.	4,173	78,452
Aurizon Holdings, Ltd.	293,635	1,198,828
Avis Budget Group, Inc. (I)	18,494	423,328
BTS Group Holdings PCL, Foreign Shares	733,500	184,039
Canadian National Railway Company	81,021	6,281,474
Canadian Pacific Railway, Ltd.	14,734	2,331,088
Celadon Group, Inc.	4,914	9,828
Central Japan Railway Company	23,800	3,897,966
CJ Korea Express Company, Ltd. (I)	1,438	247,260
ComfortDelGro Corp., Ltd.	616,200	1,067,879
Covenant Transportation Group, Inc., Class A (I)	2,076	38,240
CSX Corp.	394,952	21,394,550
DSV A/S	40,333	2,453,395
East Japan Railway Company	54,600	5,233,015
Genesee & Wyoming, Inc., Class A (I)	13,203	864,797
Hankyu Hanshin Holdings, Inc.	39,700	1,428,680
Heartland Express, Inc.	7,819	152,080
J.B. Hunt Transport Services, Inc.	37,170	3,173,575
Kansas City Southern	45,507	4,332,266
Keikyu Corp.	76,000	904,661
Keio Corp.	94,000	781,164
Keisei Electric Railway Company, Ltd.	22,600	576,544
Kintetsu Group Holdings Company, Ltd.	295,000	1,137,703
Knight Transportation, Inc. (L)	11,234	374,654
Landstar System, Inc.	8,999	751,866
Localiza Rent a Car SA	27,733	372,633
Marten Transport, Ltd.	4,004	99,099
MTR Corp., Ltd.	275,028	1,566,422
Nagoya Railroad Company, Ltd.	148,000	691,178
Nippon Express Company, Ltd.	138,000	850,457
Norfolk Southern Corp.	123,809	15,356,030
Odakyu Electric Railway Company, Ltd.	48,300	968,185
Old Dominion Freight Line, Inc.	14,921	1,332,744
Roadrunner Transportation Systems, Inc. (I)	5,538	35,166
Rumo SA (I)	134,500	352,465
Ryder System, Inc.	22,713	1,508,597
Saia, Inc. (I)	4,252	196,442
Swift Transportation Company (I)(L)	12,710	304,405
Tobu Railway Company, Ltd.	158,000	843,243

The accompanying notes are an integral part of the financial statements.

185

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Road and rail (continued)
Tokyu Corp.	174,000	$1,279,359
Union Pacific Corp.	346,730	38,244,319
Universal Logistics Holdings, Inc.	1,625	22,425
Werner Enterprises, Inc.	17,145	467,201
West Japan Railway Company	27,100	1,881,511
YRC Worldwide, Inc. (I)	5,592	51,390
		125,740,603
Trading companies and distributors - 0.5%
AerCap Holdings NV (I)	24,700	1,087,294
Aircastle, Ltd.	8,093	176,670
AKR Corporindo Tbk PT	96,600	47,976
Applied Industrial Technologies, Inc.	6,157	380,195
Ashtead Group PLC	54,068	1,090,822
Beacon Roofing Supply, Inc. (I)	10,186	491,271
BMC Stock Holdings, Inc. (I)	9,420	183,690
Brenntag AG	31,125	1,805,861
Bunzl PLC	36,414	1,141,418
CAI International, Inc. (I)	2,811	54,112
DXP Enterprises, Inc. (I)	2,664	95,451
Fastenal Company	60,749	2,622,534
Finning International, Inc. (L)	18,895	359,478
GATX Corp. (L)	15,413	916,765
GMS, Inc. (I)	1,239	40,466
H&E Equipment Services, Inc.	5,428	107,963
ITOCHU Corp.	248,000	3,519,960
Kaman Corp.	4,519	218,313
Lawson Products, Inc. (I)	1,174	25,006
Marubeni Corp.	274,100	1,691,665
MISUMI Group, Inc.	45,400	1,025,083
Mitsubishi Corp.	249,500	4,992,711
Mitsui & Company, Ltd.	282,100	3,807,347
MRC Global, Inc. (I)	16,005	288,890
MSC Industrial Direct Company, Inc., Class A	9,660	810,860
Neff Corp., Class A (I)	1,724	29,308
NOW, Inc. (I)	41,560	686,156
Posco Daewoo Corp.	9,876	212,993
Rexel SA	57,153	1,008,045
Rush Enterprises, Inc., Class A (I)	4,744	170,072
Rush Enterprises, Inc., Class B (I)	1,239	40,850
SiteOne Landscape Supply, Inc. (I)	2,006	106,679
SK Networks Company, Ltd.	26,710	176,461
Sumitomo Corp.	196,800	2,508,921
Textainer Group Holdings, Ltd. (I)	3,869	42,559
Titan Machinery, Inc. (I)	3,268	55,066
Toyota Tsusho Corp.	35,400	1,085,146
Travis Perkins PLC	27,301	575,256
Triton International, Ltd.	6,824	191,208
United Rentals, Inc. (I)	17,725	1,927,239
Univar, Inc. (I)	7,301	222,096
Veritiv Corp. (I)	1,427	63,073
W.W. Grainger, Inc. (L)	11,410	1,965,715
Watsco, Inc.	6,540	922,925

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Trading companies and distributors (continued)
Wolseley PLC	27,428	$1,810,088
		40,781,657
Transportation infrastructure - 0.3%
Abertis Infraestructuras SA	96,689	1,771,002
Aena SA (S)	10,125	2,045,930
Aeroports de Paris	5,504	841,061
Airports of Thailand PCL, Foreign Shares	589,600	735,849
Atlantia SpA	66,197	1,844,008
Auckland International Airport, Ltd.	131,310	649,987
Bangkok Expressway & Metro PCL	924,800	196,803
Beijing Capital International Airport Company, Ltd., H Shares	148,611	216,933
CCR SA	202,115	1,035,574
China Merchants Port Holdings Company, Ltd.	128,031	379,266
COSCO SHIPPING Ports, Ltd.	165,508	193,217
Fraport AG Frankfurt Airport Services Worldwide	8,416	682,658
Groupe Eurotunnel SE	87,062	1,025,538
Grupo Aeroportuario del Pacifico SAB de CV, Series B	68,500	688,159
Grupo Aeroportuario del Sureste SAB de CV, Series B	38,230	754,697
Hutchison Port Holdings Trust	1,512,000	612,437
International Container Terminal Services, Inc.	25,620	51,394
Japan Airport Terminal Company, Ltd. (L)	7,600	297,796
Jasa Marga Persero Tbk PT	111,254	43,814
Jiangsu Expressway Company, Ltd., H Shares	114,855	166,764
Kamigumi Company, Ltd.	38,000	388,714
Malaysia Airports Holdings BHD	109,522	222,585
Mitsubishi Logistics Corp.	19,000	241,323
OHL Mexico SAB de CV	146,700	164,827
Promotora y Operadora de Infraestructura SAB de CV	48,775	508,441
SATS, Ltd.	186,600	693,052
Sydney Airport	158,155	872,967
TAV Havalimanlari Holding AS	23,777	116,575
Transurban Group	288,351	2,638,574
Westports Holdings BHD	141,300	134,048
Zhejiang Expressway Company, Ltd., H Shares	150,282	176,150
		20,390,143
		1,004,485,615
Information technology - 17.3%
Communications equipment - 0.9%
Acacia Communications, Inc. (I)(L)	871	40,972
ADTRAN, Inc.	8,388	161,469
Aerohive Networks, Inc. (I)	4,579	21,796
Applied Optoelectronics, Inc. (I)(L)	2,807	195,985
ARRIS International PLC (I)	40,972	1,148,855

The accompanying notes are an integral part of the financial statements.

186

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Communications equipment (continued)
Black Box Corp.	3,134	$25,699
Brocade Communications Systems, Inc.	87,823	1,109,204
CalAmp Corp. (I)	6,140	116,046
Calix, Inc. (I)	7,160	46,898
Ciena Corp. (I)	53,828	1,263,881
Cisco Systems, Inc.	1,041,197	32,828,941
Clearfield, Inc. (I)(L)	2,119	27,653
Comtech Telecommunications Corp.	4,135	59,668
Digi International, Inc. (I)	4,672	44,618
EMCORE Corp.	4,391	44,130
Extreme Networks, Inc. (I)	17,624	169,719
F5 Networks, Inc. (I)	13,509	1,730,908
Finisar Corp. (I)	18,309	451,500
Harmonic, Inc. (I)	13,276	67,044
Harris Corp.	26,079	2,925,021
Infinera Corp. (I)	24,165	234,884
InterDigital, Inc.	13,289	1,076,409
Juniper Networks, Inc.	79,632	2,335,607
KVH Industries, Inc. (I)	3,067	28,983
Lumentum Holdings, Inc. (I)	8,603	490,801
Motorola Solutions, Inc.	34,127	2,851,993
NETGEAR, Inc. (I)	5,513	231,270
NetScout Systems, Inc. (I)	35,060	1,283,196
Nokia OYJ (L)	1,062,230	6,725,028
Oclaro, Inc. (I)(L)	19,139	169,954
Plantronics, Inc.	12,812	678,011
Quantenna Communications, Inc. (I)	1,270	24,282
ShoreTel, Inc. (I)	12,145	70,441
Silicom, Ltd.	997	50,817
Sonus Networks, Inc. (I)	8,462	57,119
Telefonaktiebolaget LM Ericsson, B Shares	587,795	4,284,426
Ubiquiti Networks, Inc. (I)(L)	4,442	209,485
ViaSat, Inc. (I)	20,248	1,321,182
Viavi Solutions, Inc. (I)	40,092	450,233
ZTE Corp., H Shares	80,515	163,639
		65,217,767
Electronic equipment, instruments and components - 1.2%
AAC Technologies Holdings, Inc.	62,000	655,807
Alps Electric Company, Ltd.	31,200	873,654
Amphenol Corp., Class A	64,020	4,775,892
Anixter International, Inc. (I)	4,929	372,140
Arrow Electronics, Inc. (I)	19,156	1,448,002
AU Optronics Corp.	1,133,000	443,748
Avnet, Inc.	27,765	1,018,420
AVX Corp.	7,851	128,521
Badger Meter, Inc.	4,773	187,102
Bel Fuse, Inc., Class B	1,635	39,240
Belden, Inc.	16,234	1,152,614
Benchmark Electronics, Inc. (I)	8,356	269,899
Cognex Corp.	18,536	1,696,229
Coherent, Inc. (I)	9,407	2,334,347
Control4 Corp. (I)	3,568	70,825

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
Corning, Inc.	193,137	$5,620,287
CTS Corp.	5,371	113,060
Daktronics, Inc.	6,426	63,810
Delta Electronics Thailand PCL, Foreign Shares	264,500	699,632
Delta Electronics, Inc.	246,000	1,356,512
Electro Scientific Industries, Inc. (I)	5,453	45,587
ePlus, Inc. (I)	2,140	168,525
Fabrinet (I)	5,929	208,879
FARO Technologies, Inc. (I)	2,866	99,594
FLIR Systems, Inc.	33,639	1,274,582
Hamamatsu Photonics KK	23,200	737,643
Hexagon AB, B Shares	49,493	2,166,555
Hirose Electric Company, Ltd.	5,200	693,419
Hitachi High-Technologies Corp.	11,400	452,117
Hitachi, Ltd.	799,000	4,819,134
Hon Hai Precision Industry Company, Ltd.	1,985,352	6,793,007
II-VI, Inc. (I)	10,137	304,110
Ingenico Group SA (L)	10,342	1,004,140
Innolux Corp.	1,173,000	529,770
Insight Enterprises, Inc. (I)	6,272	260,539
IPG Photonics Corp. (I)	8,069	1,121,914
Itron, Inc. (I)	5,708	386,146
Jabil Circuit, Inc.	39,251	1,174,390
KCE Electronics PCL, Foreign Shares	40,600	128,715
Keyence Corp.	16,000	7,260,354
Keysight Technologies, Inc. (I)	36,949	1,427,709
Kimball Electronics, Inc. (I)	4,799	83,503
Knowles Corp. (I)(L)	34,165	585,246
Kyocera Corp.	52,900	3,045,215
Largan Precision Company, Ltd.	13,000	2,051,024
LG Display Company, Ltd.	49,355	1,434,728
LG Innotek Company, Ltd.	3,002	359,209
Littelfuse, Inc.	8,622	1,396,333
Maxwell Technologies, Inc. (I)	5,906	34,196
Mesa Laboratories, Inc.	538	84,111
Methode Electronics, Inc.	6,187	248,408
MTS Systems Corp.	2,868	148,706
Murata Manufacturing Company, Ltd.	31,600	4,374,273
National Instruments Corp.	22,877	872,758
Nippon Electric Glass Company, Ltd.	70,000	487,549
Novanta, Inc. (I)	5,426	184,484
Omron Corp.	31,800	1,327,986
OSI Systems, Inc. (I)	2,995	237,174
Park Electrochemical Corp.	3,348	56,581
PC Connection, Inc.	1,922	50,126
Plexus Corp. (I)	5,670	294,727
Radisys Corp. (I)	6,883	25,949
Rogers Corp. (I)	3,061	325,109
Samsung Electro-Mechanics Company, Ltd.	11,710	861,654
Samsung SDI Company, Ltd.	11,634	1,716,277
Sanmina Corp. (I)	12,454	455,816

The accompanying notes are an integral part of the financial statements.

187

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
ScanSource, Inc. (I)	4,277	$162,526
Shimadzu Corp.	38,800	750,124
Sunny Optical Technology Group Company, Ltd.	71,000	552,580
SYNNEX Corp.	11,228	1,249,227
Synnex Technology International Corp.	172,300	197,564
Systemax, Inc.	2,238	35,651
TDK Corp.	20,300	1,224,503
TE Connectivity, Ltd.	73,959	5,831,667
Tech Data Corp. (I)	13,375	1,296,974
Trimble, Inc. (I)	54,339	1,958,378
TTM Technologies, Inc. (I)	12,354	200,629
Universal Display Corp.	7,073	802,078
VeriFone Systems, Inc. (I)	24,034	439,582
Vishay Intertechnology, Inc.	52,010	850,364
Vishay Precision Group, Inc. (I)	2,222	38,441
WPG Holdings Company, Ltd.	187,000	249,850
Yaskawa Electric Corp.	41,800	831,930
Yokogawa Electric Corp.	37,700	653,693
Zebra Technologies Corp., Class A (I)	11,390	1,188,433
Zhen Ding Technology Holding, Ltd.	47,317	116,383
		93,748,289
Internet software and services - 3.0%
2U, Inc. (I)	6,221	265,948
58.com, Inc., ADR (I)(L)	8,300	356,900
Actua Corp. (I)	6,151	86,114
Akamai Technologies, Inc. (I)	27,162	1,280,688
Alarm.com Holdings, Inc. (I)	1,757	57,190
Alibaba Group Holding, Ltd., ADR (I)	110,800	13,568,568
Alphabet, Inc., Class A (I)	46,384	45,785,183
Alphabet, Inc., Class C (I)	46,080	44,460,749
Amber Road, Inc. (I)	3,433	24,821
Angie’s List, Inc. (I)(L)	7,348	88,470
Appfolio, Inc., Class A (I)	1,363	39,050
Auto Trader Group PLC (S)	105,696	567,653
Autobytel, Inc. (I)	1,680	21,151
Baidu, Inc., ADR (I)	26,800	4,987,480
Bankrate, Inc. (I)	8,286	86,589
Bazaarvoice, Inc. (I)	14,254	64,856
Benefitfocus, Inc. (I)(L)	2,245	71,391
Blucora, Inc. (I)	6,608	135,464
Box, Inc., Class A (I)	8,276	154,761
Brightcove, Inc. (I)	5,207	30,982
Carbonite, Inc. (I)	3,005	55,893
Care.com, Inc. (I)	2,579	39,639
ChannelAdvisor Corp. (I)	3,956	45,098
Cimpress NV (I)(L)	4,274	377,565
Cornerstone OnDemand, Inc. (I)	8,585	320,736
Coupa Software, Inc. (I)	1,543	52,801
DeNA Company, Ltd.	17,300	382,553
DHI Group, Inc. (I)	9,151	26,080
eBay, Inc. (I)	157,846	5,414,118

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
Endurance International Group Holdings, Inc. (I)	10,672	$80,574
Envestnet, Inc. (I)	7,073	253,567
Facebook, Inc., Class A (I)	367,370	55,641,860
Five9, Inc. (I)	5,706	128,214
Gogo, Inc. (I)(L)	9,695	125,356
GrubHub, Inc. (I)(L)	13,759	598,104
GTT Communications, Inc. (I)	4,469	144,125
Hortonworks, Inc. (I)	7,736	95,617
Instructure, Inc. (I)	1,869	49,902
j2 Global, Inc.	18,375	1,554,893
Kakaku.com, Inc.	23,100	329,039
Kakao Corp.	6,398	563,585
Limelight Networks, Inc. (I)	12,950	38,203
Liquidity Services, Inc. (I)	4,355	27,001
LivePerson, Inc. (I)	9,359	89,378
LogMeIn, Inc.	20,184	2,240,424
MINDBODY, Inc., Class A (I)	2,444	68,554
Mixi, Inc.	7,500	470,303
NAVER Corp.	5,878	4,438,251
NetEase, Inc., ADR	7,900	2,249,762
New Relic, Inc. (I)	3,739	163,282
NIC, Inc.	10,840	219,510
Q2 Holdings, Inc. (I)	4,316	170,914
QuinStreet, Inc. (I)	7,176	27,879
Quotient Technology, Inc. (I)	10,797	118,767
Reis, Inc.	1,794	33,907
Rightside Group, Ltd. (I)	2,226	20,279
Shutterstock, Inc. (I)(L)	3,219	149,877
SINA Corp. (I)	5,600	548,632
SPS Commerce, Inc. (I)	2,826	164,360
Stamps.com, Inc. (I)(L)	2,744	378,398
TechTarget, Inc. (I)	2,907	26,454
Tencent Holdings, Ltd.	561,000	19,280,081
The Meet Group, Inc. (I)	7,180	33,243
The Trade Desk, Inc., Class A (I)(L)	973	53,515
TrueCar, Inc. (I)	9,215	162,000
United Internet AG	24,630	1,356,989
VeriSign, Inc. (I)(L)	14,090	1,270,354
Web.com Group, Inc. (I)	7,237	164,642
WebMD Health Corp. (I)	14,473	810,199
Weibo Corp., ADR (I)	3,200	235,296
Xactly Corp. (I)	4,041	63,444
XO Group, Inc. (I)	4,366	72,083
Yahoo Japan Corp.	235,000	1,054,834
Yahoo!, Inc. (I)	136,967	6,892,179
YY, Inc., ADR (I)	3,000	175,020
		221,681,341
IT services - 2.6%
Accenture PLC, Class A	119,840	14,916,485
Acxiom Corp. (I)	30,050	787,310
Alliance Data Systems Corp.	10,782	2,599,864
Amadeus IT Group SA	65,822	3,843,714

The accompanying notes are an integral part of the financial statements.

188

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
IT services (continued)
Atos SE	16,763	$2,405,087
Automatic Data Processing, Inc.	86,435	8,848,351
Blackhawk Network Holdings, Inc. (I)	9,364	405,929
Broadridge Financial Solutions, Inc.	25,477	1,933,450
CACI International, Inc., Class A (I)	4,128	508,157
Cap Gemini SA	30,614	3,169,951
Cardtronics PLC, Class A (I)	7,685	263,211
Cass Information Systems, Inc.	1,854	113,539
CGI Group, Inc., Class A (I)	23,524	1,166,230
Cielo SA	204,425	1,440,977
Cognizant Technology Solutions Corp., Class A	117,297	7,848,342
Computershare, Ltd.	64,923	695,313
Convergys Corp.	35,532	863,783
CoreLogic, Inc. (I)	18,173	786,891
CSG Systems International, Inc.	5,495	219,196
CSRA, Inc.	28,380	855,941
DST Systems, Inc.	6,795	820,972
DXC Technology Company (I)	54,449	4,220,886
EPAM Systems, Inc. (I)	8,196	687,480
EVERTEC, Inc.	10,762	177,573
ExlService Holdings, Inc. (I)	5,593	292,905
Fidelity National Information Services, Inc.	63,275	5,433,424
Fiserv, Inc. (I)	41,440	5,191,603
Forrester Research, Inc.	1,758	69,265
Fujitsu, Ltd.	309,000	2,252,219
Gartner, Inc. (I)	18,595	2,223,962
Global Payments, Inc.	29,271	2,681,516
IBM Corp.	165,151	25,206,997
Jack Henry & Associates, Inc.	16,722	1,776,044
Leidos Holdings, Inc.	30,766	1,709,359
ManTech International Corp., Class A	4,192	160,554
Mastercard, Inc., Class A	181,255	22,272,614
MAXIMUS, Inc.	24,855	1,542,998
MoneyGram International, Inc. (I)	5,167	90,009
NCI, Inc., Class A (I)	1,242	23,722
NeuStar, Inc., Class A (I)	21,084	698,935
Nomura Research Institute, Ltd.	21,700	825,872
NTT Data Corp.	20,600	1,110,509
Obic Company, Ltd.	10,600	615,820
Otsuka Corp.	8,400	516,793
Paychex, Inc.	61,563	3,646,376
PayPal Holdings, Inc. (I)	216,408	11,298,662
Perficient, Inc. (I)	6,088	105,140
PFSweb, Inc. (I)	3,163	21,856
Planet Payment, Inc. (I)	7,809	26,941
Sabre Corp.	48,580	1,089,649
Samsung SDS Company, Ltd.	7,265	1,057,569
Science Applications International Corp.	16,585	1,260,294
ServiceSource International, Inc. (I)	10,795	37,351
Sykes Enterprises, Inc. (I)	6,656	221,844
Syntel, Inc.	5,527	96,612
TeleTech Holdings, Inc.	2,824	120,161
Teradata Corp. (I)(L)	25,617	698,319

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
IT services (continued)
The Hackett Group, Inc.	3,931	$57,628
The Western Union Company	92,520	1,759,730
Total System Services, Inc.	31,876	1,898,216
Travelport Worldwide, Ltd.	19,728	266,328
TravelSky Technology, Ltd., H Shares	92,000	271,555
Unisys Corp. (I)(L)	8,524	100,583
Virtusa Corp. (I)	4,795	139,151
Visa, Inc., Class A	357,508	34,045,487
WEX, Inc. (I)	8,285	846,396
Worldpay Group PLC (S)	192,544	771,013
		194,110,613
Semiconductors and semiconductor equipment - 2.8%
Advanced Energy Industries, Inc. (I)	6,687	514,431
Advanced Micro Devices, Inc. (I)(L)	258,349	2,890,925
Advanced Semiconductor Engineering, Inc.	823,095	1,055,533
Alpha & Omega Semiconductor, Ltd. (I)	3,367	62,694
Ambarella, Inc. (I)(L)	5,438	318,341
Amkor Technology, Inc. (I)	17,120	194,141
Analog Devices, Inc.	61,319	5,258,717
Applied Materials, Inc.	181,895	8,345,343
ASM Pacific Technology, Ltd.	45,500	651,688
ASML Holding NV	58,832	7,767,464
Axcelis Technologies, Inc. (I)	5,066	110,186
Broadcom, Ltd.	67,488	16,161,984
Brooks Automation, Inc.	11,568	318,698
Cabot Microelectronics Corp.	3,999	301,885
Cavium, Inc. (I)	10,985	801,575
CEVA, Inc. (I)	3,384	142,974
Cirrus Logic, Inc. (I)	24,450	1,612,478
Cohu, Inc.	4,600	84,318
Cree, Inc. (I)	20,980	500,268
Cypress Semiconductor Corp.	70,625	988,044
Diodes, Inc. (I)	6,513	166,798
DSP Group, Inc. (I)	3,816	45,220
Entegris, Inc. (I)	24,104	595,369
First Solar, Inc. (I)	16,806	647,199
FormFactor, Inc. (I)	11,710	172,137
GCL-Poly Energy Holdings, Ltd. (I)	1,394,000	148,445
Hanergy Thin Film Power Group, Ltd. (I)	1,136,000	31,343
Hyundai Robotics Company, Ltd. (I)	1,398	509,463
Impinj, Inc. (I)(L)	1,117	48,757
Infineon Technologies AG	229,150	5,074,411
Inphi Corp. (I)(L)	6,811	270,260
Integrated Device Technology, Inc. (I)	51,691	1,322,256
Intel Corp.	796,212	28,751,215
IXYS Corp.	4,396	64,841
KLA-Tencor Corp.	26,384	2,743,936
Kopin Corp. (I)	11,454	39,516
Lam Research Corp.	27,403	4,252,124
Lattice Semiconductor Corp. (I)	20,564	142,920
MACOM Technology Solutions Holdings, Inc. (I)	5,386	328,384
MaxLinear, Inc. (I)	9,436	293,931

The accompanying notes are an integral part of the financial statements.

189

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
Common stocks (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
MediaTek, Inc.	189,674	$1,449,552
Microchip Technology, Inc.	36,369	3,029,538
Micron Technology, Inc. (I)	174,583	5,371,919
Microsemi Corp. (I)	44,195	2,170,416
MKS Instruments, Inc.	9,012	736,731
Monolithic Power Systems, Inc.	14,746	1,448,057
Nanometrics, Inc. (I)	4,020	111,756
Nanya Technology Corp.	80,000	135,102
NeoPhotonics Corp. (I)	5,234	47,158
Novatek Microelectronics Corp.	73,000	289,632
NVE Corp.	836	65,994
NVIDIA Corp.	99,159	14,313,602
NXP Semiconductors NV (I)	46,300	5,088,370
PDF Solutions, Inc. (I)	4,580	74,379
Phison Electronics Corp.	18,000	194,747
Photronics, Inc. (I)	11,048	111,032
Power Integrations, Inc.	4,673	312,857
Powertech Technology, Inc.	85,000	261,033
Qorvo, Inc. (I)	21,351	1,664,310
QUALCOMM, Inc.	248,745	14,245,626
Rambus, Inc. (I)	18,603	220,260
Realtek Semiconductor Corp.	57,571	192,375
Rohm Company, Ltd.	14,700	1,177,922
Rudolph Technologies, Inc. (I)	5,012	119,787
Semiconductor Manufacturing International Corp. (I)	269,200	283,340
Semtech Corp. (I)	10,995	420,009
Sigma Designs, Inc. (I)	6,666	41,663
Silicon Laboratories, Inc. (I)	16,042	1,199,942
Siliconware Precision Industries Company	273,000	461,043
SK Hynix, Inc.	122,201	6,193,465
Skyworks Solutions, Inc.	31,157	3,316,040
STMicroelectronics NV	120,530	1,982,503
Synaptics, Inc. (I)	13,626	757,061
Taiwan Semiconductor Manufacturing Company, Ltd.	3,133,000	21,239,140
Teradyne, Inc.	43,144	1,533,769
Texas Instruments, Inc.	168,257	13,879,520
Tokyo Electron, Ltd.	25,900	3,707,113
Ultra Clean Holdings, Inc. (I)	5,462	124,752
United Microelectronics Corp.	1,540,000	637,006
Vanguard International Semiconductor Corp.	113,000	212,699
Veeco Instruments, Inc. (I)	7,740	243,419
Versum Materials, Inc.	23,407	726,553
Xcerra Corp. (I)	9,129	88,643
Xilinx, Inc.	42,009	2,802,420
Xperi Corp.	8,393	257,245
		206,669,712
Software - 3.3%
8x8, Inc. (I)	15,069	205,692
A10 Networks, Inc. (I)	7,676	62,713

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
Common stocks (continued)
Information technology (continued)
Software (continued)
ACI Worldwide, Inc. (I)	44,990	$1,028,471
Activision Blizzard, Inc.	121,711	7,129,830
Adobe Systems, Inc. (I)	87,181	12,367,497
Agilysys, Inc. (I)	2,885	28,590
American Software, Inc., Class A	4,580	49,189
ANSYS, Inc. (I)	18,388	2,322,956
Aspen Technology, Inc. (I)	13,251	810,431
Autodesk, Inc. (I)	34,489	3,854,836
Barracuda Networks, Inc. (I)	3,762	82,463
Blackbaud, Inc.	8,036	664,818
Blackline, Inc. (I)	1,743	58,844
Bottomline Technologies, Inc. (I)	6,940	173,569
BroadSoft, Inc. (I)	5,025	201,000
CA, Inc.	55,178	1,753,005
Cadence Design Systems, Inc. (I)	60,044	2,109,946
Callidus Software, Inc. (I)	10,442	249,564
CDK Global, Inc.	31,234	1,919,642
Check Point Software Technologies, Ltd. (I)	6,200	694,710
Citrix Systems, Inc. (I)	27,592	2,277,444
CommVault Systems, Inc. (I)	15,655	878,637
Constellation Software, Inc.	2,056	1,063,257
Dassault Systemes SA	24,028	2,215,609
Digimarc Corp. (I)(L)	1,727	60,186
Ebix, Inc. (L)	4,280	236,898
Electronic Arts, Inc. (I)	54,165	6,138,519
Ellie Mae, Inc. (I)	5,555	608,606
EnerNOC, Inc. (I)	5,386	29,354
Everbridge, Inc. (I)	1,606	41,531
Exa Corp. (I)	2,414	33,530
Fair Isaac Corp.	11,934	1,583,164
Fortinet, Inc. (I)	32,097	1,262,696
Gemalto NV	6,491	385,022
Gemalto NV (Euronext Paris)	6,346	376,542
Gigamon, Inc. (I)	5,549	211,694
Globant SA (I)	4,325	169,367
Glu Mobile, Inc. (I)(L)	17,897	45,458
Guidance Software, Inc. (I)	4,154	26,627
HubSpot, Inc. (I)	4,923	354,948
Imperva, Inc. (I)	4,916	242,850
Intuit, Inc.	42,746	6,011,797
Jive Software, Inc. (I)	10,256	54,100
Kingsoft Corp., Ltd.	79,000	212,039
Konami Holdings Corp.	15,300	751,392
LINE Corp. (I)(L)	7,000	249,177
Manhattan Associates, Inc. (I)	15,163	710,235
Microsoft Corp.	1,359,492	94,946,921
MicroStrategy, Inc., Class A (I)	1,615	294,511
Mitek Systems, Inc. (I)	5,417	42,253
MobileIron, Inc. (I)	8,673	46,834
Mobileye NV (I)	8,300	513,770
Model N, Inc. (I)	4,003	51,839
Monotype Imaging Holdings, Inc.	6,953	135,931
NCSoft Corp.	3,718	1,256,120

The accompanying notes are an integral part of the financial statements.

190

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
Common stocks (continued)
Information technology (continued)
Software (continued)
Nexon Company, Ltd.	28,900	$545,369
Nice, Ltd.	2,923	227,478
Nintendo Company, Ltd.	18,700	5,669,210
Open Text Corp. (L)	28,232	921,456
Oracle Corp.	527,376	23,937,597
Oracle Corp. Japan	6,200	365,206
Park City Group, Inc. (I)(L)	2,329	29,113
Paycom Software, Inc. (I)(L)	7,480	489,491
Paylocity Holding Corp. (I)	3,693	173,017
Pegasystems, Inc.	6,148	359,351
Progress Software Corp.	8,578	250,478
Proofpoint, Inc. (I)	6,948	597,528
PROS Holdings, Inc. (I)	4,314	128,859
PTC, Inc. (I)	24,926	1,435,239
QAD, Inc., Class A	1,633	53,154
Qualys, Inc. (I)	4,613	193,746
Rapid7, Inc. (I)	3,620	66,463
RealPage, Inc. (I)	9,204	318,458
Red Hat, Inc. (I)	31,403	2,812,767
RingCentral, Inc., Class A (I)	10,016	341,546
Rosetta Stone, Inc. (I)	3,609	42,839
salesforce.com, Inc. (I)	115,182	10,324,914
SAP SE	198,819	21,364,433
Sapiens International Corp. NV (I)	4,227	52,457
Silver Spring Networks, Inc. (I)	6,758	68,796
Symantec Corp.	108,700	3,294,697
Synchronoss Technologies, Inc. (I)	7,076	90,431
Synopsys, Inc. (I)	26,520	1,985,552
Take-Two Interactive Software, Inc. (I)	35,972	2,760,491
Telenav, Inc. (I)	5,802	47,286
The Rubicon Project, Inc. (I)	6,342	31,583
The Sage Group PLC	117,538	1,092,099
The Ultimate Software Group, Inc. (I)	6,389	1,410,308
TiVo Corp.	20,023	356,409
Trend Micro, Inc.	18,500	929,477
Tyler Technologies, Inc. (I)	7,219	1,233,583
Varonis Systems, Inc. (I)	1,900	69,065
VASCO Data Security International, Inc. (I)	5,201	71,254
Verint Systems, Inc. (I)	10,608	435,989
VirnetX Holding Corp. (I)(L)	9,125	31,025
Workiva, Inc. (I)	3,805	69,251
Zendesk, Inc. (I)	13,870	360,343
Zix Corp. (I)	9,721	56,090
		244,380,522
Technology hardware, storage and peripherals - 3.5%
3D Systems Corp. (I)(L)	41,545	849,595
Acer, Inc. (I)	356,000	195,096
Advantech Company, Ltd.	40,082	324,788
Apple, Inc.	1,090,780	166,627,553
Asustek Computer, Inc.	91,000	861,924
Avid Technology, Inc. (I)	5,769	30,056
BlackBerry, Ltd. (I)	53,452	565,048

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
Common stocks (continued)
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Brother Industries, Ltd.	39,000	$864,776
Canon, Inc.	175,800	6,042,446
Casetek Holdings, Ltd.	19,000	56,801
Catcher Technology Company, Ltd.	85,000	898,439
Chicony Electronics Company, Ltd.	63,706	165,266
Compal Electronics, Inc.	544,000	363,406
CPI Card Group, Inc. (L)	4,728	9,220
Cray, Inc. (I)	6,939	123,167
Diebold Nixdorf, Inc. (L)	27,883	737,505
Eastman Kodak Company (I)(L)	2,883	26,668
Electronics For Imaging, Inc. (I)	8,004	379,550
Foxconn Technology Company, Ltd.	120,230	340,452
FUJIFILM Holdings Corp.	72,000	2,624,497
Hewlett Packard Enterprise Company	346,464	6,516,988
HP, Inc.	351,970	6,602,957
HTC Corp. (I)	83,000	200,577
Immersion Corp. (I)	5,148	43,758
Inventec Corp.	324,695	241,034
Konica Minolta, Inc.	74,600	586,541
Lenovo Group, Ltd.	706,564	461,989
Lite-On Technology Corp.	275,415	462,490
Micro-Star International Company, Ltd.	85,000	197,584
NCR Corp. (I)	26,840	1,034,145
NEC Corp.	428,000	1,108,284
NetApp, Inc.	56,415	2,284,243
Pegatron Corp.	252,000	775,714
Pure Storage, Inc., Class A (I)(L)	11,650	150,751
Quanta Computer, Inc.	350,000	800,423
Ricoh Company, Ltd.	110,200	929,768
Samsung Electronics Company, Ltd.	20,655	41,138,630
Seagate Technology PLC	61,305	2,671,059
Seiko Epson Corp.	46,100	966,236
Stratasys, Ltd. (I)	8,404	226,068
Super Micro Computer, Inc. (I)	6,604	162,458
Transcend Information, Inc.	23,000	78,734
USA Technologies, Inc. (I)(L)	6,537	30,397
Western Digital Corp.	59,879	5,392,703
Wistron Corp.	326,159	301,264
Xerox Corp.	176,569	1,248,343
		256,699,391
		1,282,507,635
Materials - 4.9%
Chemicals - 2.8%
A. Schulman, Inc.	4,963	145,416
Agrium, Inc.	14,068	1,299,898
AgroFresh Solutions, Inc. (I)(L)	4,972	34,953
Air Liquide SA	73,176	8,924,755
Air Products & Chemicals, Inc.	37,369	5,383,378
Air Water, Inc.	24,900	448,442
Akzo Nobel NV	39,762	3,323,297
Albemarle Corp.	19,428	2,207,021
American Vanguard Corp.	5,036	84,857

The accompanying notes are an integral part of the financial statements.

191

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
Common stocks (continued)
Materials (continued)
Chemicals (continued)
Arkema SA	12,843	$1,342,958
Asahi Kasei Corp.	209,000	2,010,181
Ashland Global Holdings, Inc.	13,401	891,703
Balchem Corp.	5,383	423,750
BASF SE	186,032	17,585,288
Cabot Corp.	13,395	699,621
Calgon Carbon Corp.	8,659	121,659
CF Industries Holdings, Inc.	40,037	1,076,995
Chase Corp.	1,195	126,073
Chr. Hansen Holding A/S	20,879	1,461,567
Codexis, Inc. (I)	5,876	23,504
Covestro AG (S)	18,528	1,388,601
Croda International PLC	14,242	728,360
Daicel Corp.	46,400	549,848
E.I. du Pont de Nemours & Company	148,580	11,725,934
Eastman Chemical Company	25,401	2,034,874
Ecolab, Inc.	45,071	5,987,232
EMS-Chemie Holding AG	1,286	904,129
Evonik Industries AG	33,079	1,140,868
Ferro Corp. (I)	14,220	238,327
Flotek Industries, Inc. (I)(L)	9,303	91,914
FMC Corp.	22,959	1,730,420
Formosa Chemicals & Fibre Corp.	412,100	1,249,957
Formosa Plastics Corp.	528,040	1,573,965
Frutarom Industries, Ltd.	2,053	133,424
FutureFuel Corp.	4,441	60,131
GCP Applied Technologies, Inc. (I)	12,050	362,705
Givaudan SA	1,443	2,964,216
Grupa Azoty SA	7,872	134,349
Hawkins, Inc.	1,666	78,385
HB Fuller Company	8,519	432,339
Hitachi Chemical Company, Ltd.	17,600	486,132
Hyosung Corp.	4,476	671,692
Incitec Pivot, Ltd.	236,701	602,006
Indorama Ventures PCL, Foreign Shares	129,352	139,580
Ingevity Corp. (I)	7,250	428,258
Innophos Holdings, Inc.	3,290	139,134
Innospec, Inc.	4,029	257,856
International Flavors & Fragrances, Inc.	13,638	1,880,544
Israel Chemicals, Ltd.	21,929	93,207
Johnson Matthey PLC	21,268	854,538
JSR Corp.	32,000	537,385
K+S AG	38,926	996,759
Kaneka Corp.	47,000	356,539
Kansai Paint Company, Ltd.	35,900	778,067
KMG Chemicals, Inc.	1,517	84,846
Koninklijke DSM NV	28,570	2,128,906
Koppers Holdings, Inc. (I)	3,435	123,832
Kraton Corp. (I)	5,002	161,565
Kronos Worldwide, Inc.	3,880	71,159
Kumho Petrochemical Company, Ltd.	3,945	275,059
Kuraray Company, Ltd.	58,800	1,058,089
LANXESS AG	18,644	1,393,242
LG Chem, Ltd.	9,718	2,620,130

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
Common stocks (continued)
Materials (continued)
Chemicals (continued)
Linde AG	37,574	$7,189,779
Lotte Chemical Corp.	3,261	1,049,123
LSB Industries, Inc. (I)(L)	3,833	33,692
LyondellBasell Industries NV, Class A	56,686	4,564,357
Methanex Corp.	9,850	406,294
Mexichem SAB de CV	210,735	555,488
Minerals Technologies, Inc.	13,452	967,871
Mitsubishi Chemical Holdings Corp.	226,200	1,715,319
Mitsubishi Gas Chemical Company, Inc.	30,600	631,733
Mitsui Chemicals, Inc.	154,000	765,759
Monsanto Company	75,155	8,824,700
Nan Ya Plastics Corp.	610,210	1,451,510
NewMarket Corp.	1,991	926,512
Nippon Paint Holdings Company, Ltd.	27,000	1,076,087
Nissan Chemical Industries, Ltd.	20,300	712,826
Nitto Denko Corp.	27,300	2,193,147
Novozymes A/S, B Shares	49,023	2,219,446
OCI Company, Ltd.	3,524	279,939
Olin Corp.	63,804	1,872,009
OMNOVA Solutions, Inc. (I)	7,413	64,122
Orica, Ltd.	54,474	796,265
Petkim Petrokimya Holding AS	112,434	176,376
Petronas Chemicals Group BHD	362,945	621,343
PolyOne Corp.	32,030	1,196,000
Potash Corp. of Saskatchewan, Inc.	89,202	1,473,218
PPG Industries, Inc.	44,131	4,693,773
Praxair, Inc.	48,946	6,475,066
PTT Global Chemical PCL, Foreign Shares	285,411	595,211
Quaker Chemical Corp.	2,182	304,149
Rayonier Advanced Materials, Inc.	7,369	128,147
RPM International, Inc.	28,770	1,560,197
Sasol, Ltd.	49,747	1,491,879
Sensient Technologies Corp.	17,100	1,372,959
Shin-Etsu Chemical Company, Ltd.	64,300	5,774,526
Sika AG	336	2,166,799
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	352,099	206,729
Solvay SA	12,776	1,672,811
Stepan Company	3,349	283,392
Sumitomo Chemical Company, Ltd.	261,000	1,364,228
Symrise AG	24,816	1,785,372
Syngenta AG	14,488	6,597,379
Synthos SA	96,990	127,961
Taiwan Fertilizer Company, Ltd.	97,000	129,283
Taiyo Nippon Sanso Corp.	21,900	222,336
Teijin, Ltd.	31,100	581,143
The Chemours Company	70,690	2,826,893
The Dow Chemical Company	191,518	11,866,455
The Mosaic Company	60,449	1,367,961
The Scotts Miracle-Gro Company	9,538	826,086
The Sherwin-Williams Company	13,958	4,630,846
The Valspar Corp.	15,744	1,778,915
Toray Industries, Inc.	242,100	2,022,814
Trecora Resources (I)	3,857	41,270

The accompanying notes are an integral part of the financial statements.

192

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
Common stocks (continued)
Materials (continued)
Chemicals (continued)
Tredegar Corp.	4,355	$68,809
Trinseo SA	4,575	294,859
Tronox, Ltd., Class A	11,018	167,474
Umicore SA	16,456	1,089,781
Valvoline, Inc.	44,743	1,000,901
Yara International ASA	47,559	1,771,804
		206,314,942
Construction materials - 0.4%
Anhui Conch Cement Company, Ltd., H Shares	122,210	404,858
Asia Cement Corp.	301,796	279,286
Boral, Ltd.	163,311	830,839
Cementos Argos SA	88,782	356,784
Cemex SAB de CV (I)	2,754,808	2,279,668
China National Building Material Company, Ltd., H Shares	302,000	167,608
CRH PLC (I)	105,494	3,810,810
Eagle Materials, Inc.	10,427	983,266
Fletcher Building, Ltd.	96,178	515,335
Forterra, Inc. (I)(L)	3,274	23,540
Grupo Argos SA	52,731	378,613
HeidelbergCement AG	30,106	2,805,821
Imerys SA	6,632	574,776
Indocement Tunggal Prakarsa Tbk PT	81,620	113,332
James Hardie Industries PLC	61,641	897,509
Lafarge Malaysia BHD	45,966	58,972
LafargeHolcim, Ltd. (I)	71,502	4,302,317
Martin Marietta Materials, Inc.	10,764	2,412,212
Semen Indonesia Persero Tbk PT	162,592	115,199
Summit Materials, Inc., Class A (I)	18,264	490,571
Taiheiyo Cement Corp.	201,000	645,672
Taiwan Cement Corp.	431,000	492,638
The Siam Cement PCL	22,100	341,253
The Siam Cement PCL, Foreign Shares	32,591	501,219
U.S. Concrete, Inc. (I)(L)	2,419	159,896
United States Lime & Minerals, Inc.	377	29,564
Vulcan Materials Company	22,764	2,837,533
		26,809,091
Containers and packaging - 0.3%
Amcor, Ltd.	164,162	1,869,865
AptarGroup, Inc.	13,424	1,141,174
Avery Dennison Corp.	15,219	1,282,353
Ball Corp.	60,212	2,462,671
Bemis Company, Inc.	19,912	888,872
CCL Industries, Inc., Class B	3,006	710,260
Greif, Inc., Class A	10,685	635,223
International Paper Company	70,777	3,742,688
Klabin SA	92,879	479,327
Multi Packaging Solutions International, Ltd. (I)	3,630	65,340
Myers Industries, Inc.	4,023	67,989
Owens-Illinois, Inc. (I)	34,934	788,460
Packaging Corp. of America	20,292	2,073,031

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
Common stocks (continued)
Materials (continued)
Containers and packaging (continued)
Sealed Air Corp.	32,991	$1,465,460
Silgan Holdings, Inc.	16,126	512,968
Sonoco Products Company	21,376	1,083,977
Toyo Seikan Group Holdings, Ltd.	26,800	428,108
UFP Technologies, Inc. (I)	1,181	32,300
WestRock Company	43,455	2,364,821
		22,094,887
Metals and mining - 1.3%
Agnico Eagle Mines, Ltd.	23,837	1,152,103
AK Steel Holding Corp. (I)(L)	53,209	324,575
Allegheny Technologies, Inc. (L)	42,018	648,338
Alumina, Ltd.	341,543	487,424
Aluminum Corp. of China, Ltd., H Shares (I)	400,780	186,680
Ampco-Pittsburgh Corp.	1,768	27,758
Anglo American Platinum, Ltd. (I)	4,963	105,662
Anglo American PLC (I)	153,024	2,041,160
AngloGold Ashanti, Ltd.	36,549	417,964
Antofagasta PLC	43,432	449,561
ArcelorMittal (I)	115,688	2,508,840
Barrick Gold Corp.	122,892	2,032,355
BHP Billiton PLC	228,968	3,459,925
BHP Billiton, Ltd.	454,870	7,996,250
Boliden AB	52,439	1,433,623
Carpenter Technology Corp.	17,979	655,694
Century Aluminum Company (I)	8,364	120,609
China Steel Corp.	1,479,958	1,217,155
Cia de Minas Buenaventura SAA, ADR	23,400	291,096
Cia Siderurgica Nacional SA (I)	108,166	229,305
Cliffs Natural Resources, Inc. (I)	48,051	283,020
Coeur Mining, Inc. (I)	30,689	284,794
Commercial Metals Company	44,429	804,165
Compass Minerals International, Inc. (L)	7,279	466,948
Eldorado Gold Corp.	76,870	232,741
Eregli Demir ve Celik Fabrikalari TAS	204,501	370,757
Ferroglobe PLC	11,227	118,333
First Quantum Minerals, Ltd.	72,834	614,116
Fortescue Metals Group, Ltd.	219,077	787,825
Franco-Nevada Corp.	18,861	1,408,379
Freeport-McMoRan, Inc. (I)	228,484	2,625,281
Fresnillo PLC	23,959	487,110
Glencore PLC (I)	1,330,015	4,899,095
Gold Fields, Ltd.	70,522	250,753
Gold Resource Corp. (L)	9,061	31,985
Goldcorp, Inc.	90,288	1,227,813
Grupo Mexico SAB de CV, Series B	718,100	1,943,715
Haynes International, Inc.	2,178	77,972
Hecla Mining Company	64,751	371,671
Hitachi Metals, Ltd.	35,600	474,002
Hyundai Steel Company	16,759	884,872
Impala Platinum Holdings, Ltd. (I)	54,243	151,175
Industrias Penoles SAB de CV	25,470	552,346
Jastrzebska Spolka Weglowa SA (I)	9,609	172,759

The accompanying notes are an integral part of the financial statements.

193

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
Common stocks (continued)
Materials (continued)
Metals and mining (continued)
JFE Holdings, Inc.	86,600	$1,442,944
Jiangxi Copper Company, Ltd., H Shares	127,925	192,335
Kaiser Aluminum Corp.	3,019	248,645
KGHM Polska Miedz SA	24,199	689,026
Kinross Gold Corp. (I)	131,608	568,968
Kobe Steel, Ltd. (I)	51,300	469,046
Korea Zinc Company, Ltd.	1,828	714,745
Maruichi Steel Tube, Ltd.	8,900	260,806
Materion Corp.	3,387	115,835
Mitsubishi Materials Corp.	18,200	513,135
Newcrest Mining, Ltd.	108,977	1,707,850
Newmont Mining Corp.	90,991	3,107,343
Nippon Steel & Sumitomo Metal Corp.	133,200	2,833,727
Norsk Hydro ASA	358,313	1,944,208
Nucor Corp.	54,860	3,187,366
Olympic Steel, Inc.	1,669	27,488
POSCO	15,674	3,954,307
Randgold Resources, Ltd.	9,857	935,031
Reliance Steel & Aluminum Company	15,693	1,144,804
Rio Tinto PLC	134,378	5,366,225
Rio Tinto, Ltd.	59,969	2,792,109
Royal Gold, Inc.	14,072	1,131,670
Ryerson Holding Corp. (I)	2,155	17,994
Schnitzer Steel Industries, Inc., Class A	4,411	85,132
Sibanye Gold, Ltd.	117,144	144,492
South32, Ltd.	759,983	1,490,330
Southern Copper Corp.	10,700	374,072
Steel Dynamics, Inc.	52,200	1,774,278
Sumitomo Metal Mining Company, Ltd.	81,000	984,579
SunCoke Energy, Inc. (I)	10,865	94,960
Teck Resources, Ltd., Class B	59,756	1,063,872
thyssenkrupp AG	74,419	1,975,935
TimkenSteel Corp. (I)	6,755	88,491
Turquoise Hill Resources, Ltd. (I)	109,533	285,417
United States Steel Corp. (L)	37,541	782,730
Vale SA	215,172	1,806,648
voestalpine AG	39,834	1,807,429
Wheaton Precious Metals Corp.	46,822	956,647
Worthington Industries, Inc.	17,105	717,897
Yamana Gold, Inc.	100,947	261,550
Zijin Mining Group Company, Ltd., H Shares	532,229	174,799
		93,542,569
Paper and forest products - 0.1%
Boise Cascade Company (I)	6,665	179,622
Clearwater Paper Corp. (I)	2,904	134,600
Deltic Timber Corp.	1,832	124,320
Domtar Corp.	13,480	490,402
Duratex SA	46,095	114,385
Empresas CMPC SA	90,196	213,041
Fibria Celulose SA	41,856	479,877
KapStone Paper and Packaging Corp.	14,701	310,632
Louisiana-Pacific Corp. (I)	55,623	1,239,280

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
Common stocks (continued)
Materials (continued)
Paper and forest products (continued)
Mondi PLC	39,495	$1,032,466
Mondi, Ltd.	10,045	264,027
Neenah Paper, Inc.	2,834	221,052
Nine Dragons Paper Holdings, Ltd.	167,000	197,763
Oji Holdings Corp.	135,000	661,821
PH Glatfelter Company	7,477	137,053
Sappi, Ltd.	47,405	349,687
Schweitzer-Mauduit International, Inc.	5,173	192,849
Stora Enso OYJ, R Shares	100,570	1,271,778
UPM-Kymmene OYJ	97,476	2,746,697
West Fraser Timber Company, Ltd.	7,142	310,931
		10,672,283
		359,433,772
Real estate - 2.8%
Equity real estate investment trusts - 1.9%
Acadia Realty Trust	13,643	370,407
Agree Realty Corp.	4,206	191,499
Alexander’s, Inc.	362	149,195
Alexandria Real Estate Equities, Inc.	6,828	796,691
Altisource Residential Corp.	9,012	123,825
American Assets Trust, Inc.	6,643	259,409
American Campus Communities, Inc.	28,710	1,362,577
American Tower Corp.	33,311	4,370,070
Apartment Investment & Management Company, Class A	12,117	520,062
Armada Hoffler Properties, Inc.	6,255	82,629
Ascendas Real Estate Investment Trust	683,200	1,292,889
Ashford Hospitality Prime, Inc.	4,526	43,540
Ashford Hospitality Trust, Inc.	13,553	83,486
AvalonBay Communities, Inc.	10,733	2,052,579
BGP Holdings PLC (I)	181,302	3,259
Bluerock Residential Growth REIT, Inc.	4,319	52,692
Boston Properties, Inc.	12,388	1,502,912
Camden Property Trust	18,853	1,570,643
CapitaLand Commercial Trust	595,500	714,015
CapitaLand Mall Trust	701,300	1,008,316
Care Capital Properties, Inc.	18,102	475,902
CareTrust REIT, Inc.	10,913	199,162
CatchMark Timber Trust, Inc., Class A	7,363	83,349
CBL & Associates Properties, Inc.	29,007	223,064
Cedar Realty Trust, Inc.	15,517	77,430
Chatham Lodging Trust	6,462	128,271
Chesapeake Lodging Trust	10,216	235,479
City Office REIT, Inc.	4,882	60,000
Colony Starwood Homes	11,097	383,623
Community Healthcare Trust, Inc.	2,326	57,452
CoreCivic, Inc.	25,344	728,640
CorEnergy Infrastructure Trust, Inc.	2,037	71,662
CoreSite Realty Corp.	5,639	593,674
Corporate Office Properties Trust	21,255	716,931
Cousins Properties, Inc.	147,559	1,263,105
Crown Castle International Corp.	27,925	2,838,576
CyrusOne, Inc.	16,007	900,554

The accompanying notes are an integral part of the financial statements.

194

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Daiwa House REIT Investment Corp.	230	$592,128
DCT Industrial Trust, Inc.	19,795	1,043,394
Dexus	138,854	1,070,616
DiamondRock Hospitality Company	34,146	378,679
Digital Realty Trust, Inc.	12,282	1,451,610
Douglas Emmett, Inc.	31,329	1,189,249
Duke Realty Corp.	76,583	2,195,635
DuPont Fabros Technology, Inc.	12,610	688,884
Easterly Government Properties, Inc.	5,513	109,488
EastGroup Properties, Inc.	5,360	436,518
Education Realty Trust, Inc.	28,222	1,081,185
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (I)	318,947	275,930
EPR Properties	13,808	979,125
Equinix, Inc.	6,051	2,668,552
Equity Residential	28,859	1,878,432
Essex Property Trust, Inc.	5,093	1,308,494
Extra Space Storage, Inc.	9,986	773,615
Farmland Partners, Inc.	4,915	47,823
Federal Realty Investment Trust	5,735	703,914
FelCor Lodging Trust, Inc.	23,589	169,133
Fibra Uno Administracion SA de CV	493,000	879,394
First Industrial Realty Trust, Inc.	44,957	1,298,358
First Potomac Realty Trust	10,389	113,656
Fonciere Des Regions	6,061	565,144
Fortress Income Fund, Ltd.	64,130	171,118
Fortress Income Fund, Ltd., Class A	85,055	110,181
Four Corners Property Trust, Inc.	10,052	247,480
Franklin Street Properties Corp.	17,842	200,723
Gecina SA	7,610	1,169,111
Getty Realty Corp.	4,330	108,900
GGP, Inc.	46,865	1,044,152
Gladstone Commercial Corp.	4,331	88,179
Global Medical REIT, Inc.	2,958	27,480
Global Net Lease, Inc.	11,690	263,493
Goodman Group	253,982	1,601,891
Government Properties Income Trust	11,999	259,178
Gramercy Property Trust	23,939	707,397
Growthpoint Properties, Ltd.	190,993	365,831
H&R Real Estate Investment Trust	17,191	291,681
Hammerson PLC	85,782	648,190
HCP, Inc.	35,474	1,111,755
Healthcare Realty Trust, Inc.	44,400	1,476,744
Hersha Hospitality Trust	7,064	131,461
Highwoods Properties, Inc.	21,899	1,103,710
Hospitality Properties Trust	35,382	1,023,247
Host Hotels & Resorts, Inc.	57,269	1,030,269
Hudson Pacific Properties, Inc.	19,340	633,578
Hyprop Investments, Ltd.	20,734	187,930
ICADE	6,754	544,728
Independence Realty Trust, Inc.	10,264	98,637
InfraREIT, Inc.	7,047	135,937
Intu Properties PLC	101,462	355,988
Investors Real Estate Trust	21,065	123,230

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Iron Mountain, Inc.	19,013	$663,934
iStar, Inc. (I)	11,801	142,910
Japan Prime Realty Investment Corp.	132	504,724
Japan Real Estate Investment Corp.	213	1,118,967
Japan Retail Fund Investment Corp.	413	802,354
Kilroy Realty Corp.	21,061	1,542,086
Kimco Realty Corp.	34,176	599,447
Kite Realty Group Trust	14,239	255,875
Klepierre	41,095	1,716,441
Lamar Advertising Company, Class A	17,840	1,248,978
Land Securities Group PLC	84,506	1,166,219
LaSalle Hotel Properties	42,476	1,208,442
Lexington Realty Trust	39,095	375,703
Liberty Property Trust	31,661	1,300,950
Life Storage, Inc.	10,012	749,899
Link REIT	420,925	3,320,018
LTC Properties, Inc.	6,356	306,359
Mack-Cali Realty Corp.	34,552	919,429
MedEquities Realty Trust, Inc.	3,964	46,300
Medical Properties Trust, Inc.	119,135	1,542,798
Mid-America Apartment Communities, Inc.	8,716	888,509
Mirvac Group	514,636	870,742
Monmouth Real Estate Investment Corp.	11,359	165,841
Monogram Residential Trust, Inc.	28,788	277,228
National Health Investors, Inc.	6,268	473,359
National Retail Properties, Inc.	31,712	1,216,789
National Storage Affiliates Trust	6,985	169,386
New Senior Investment Group, Inc.	13,532	129,095
NexPoint Residential Trust, Inc.	3,037	73,374
Nippon Building Fund, Inc.	231	1,230,550
Nippon Prologis REIT, Inc.	251	545,261
Nomura Real Estate Master Fund, Inc.	650	977,546
NorthStar Realty Europe Corp.	9,667	117,937
Omega Healthcare Investors, Inc.	42,375	1,327,185
One Liberty Properties, Inc.	2,476	55,215
Parkway, Inc.	7,208	143,728
Pebblebrook Hotel Trust	12,173	376,389
Pennsylvania Real Estate Investment Trust	11,892	127,244
Physicians Realty Trust	23,005	467,922
Potlatch Corp.	15,724	719,373
Preferred Apartment Communities, Inc., Class A	4,565	69,981
Prologis, Inc.	41,543	2,307,298
PS Business Parks, Inc.	3,279	414,072
Public Storage	11,741	2,528,424
QTS Realty Trust, Inc., Class A	7,901	412,590
Quality Care Properties, Inc. (I)	20,158	341,073
RAIT Financial Trust	17,431	38,871
Ramco-Gershenson Properties Trust	13,764	173,289
Rayonier, Inc.	26,483	743,907
Realty Income Corp.	21,381	1,174,458
Redefine Properties, Ltd.	448,332	361,109
Regency Centers Corp.	11,346	690,518

The accompanying notes are an integral part of the financial statements.

195

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Resilient REIT, Ltd.	24,131	$220,861
Retail Opportunity Investments Corp.	18,407	363,722
Rexford Industrial Realty, Inc.	11,197	305,118
RioCan Real Estate Investment Trust	18,875	353,509
RLJ Lodging Trust	20,749	422,242
Ryman Hospitality Properties, Inc.	7,351	473,478
Sabra Health Care REIT, Inc.	11,086	259,745
Saul Centers, Inc.	1,740	99,702
Scentre Group	753,337	2,380,471
Segro PLC	107,998	700,575
Select Income REIT	10,890	259,835
Senior Housing Properties Trust	51,166	1,081,649
Seritage Growth Properties, Class A	4,292	168,461
Simon Property Group, Inc.	25,067	3,866,585
SL Green Realty Corp.	8,148	823,192
Smart Real Estate Investment Trust	8,388	191,126
STAG Industrial, Inc.	14,080	379,878
Stockland	342,885	1,200,610
Summit Hotel Properties, Inc.	14,676	262,700
Sunstone Hotel Investors, Inc.	36,841	575,088
Suntec Real Estate Investment Trust	683,500	905,736
Tanger Factory Outlet Centers, Inc.	20,733	540,302
Taubman Centers, Inc.	13,034	797,029
Terreno Realty Corp.	7,701	251,669
The British Land Company PLC	107,090	875,299
The GEO Group, Inc.	43,196	1,293,288
The GPT Group	257,697	1,002,236
The Macerich Company	9,711	557,509
Tier REIT, Inc.	8,119	131,284
UDR, Inc.	20,348	785,636
UMH Properties, Inc.	4,590	76,653
Unibail-Rodamco SE	11,268	2,909,166
Unibail-Rodamco SE (Amsterdam Stock Exchange)	7,394	1,908,979
United Urban Investment Corp.	478	703,259
Uniti Group, Inc.	30,200	755,302
Universal Health Realty Income Trust	2,098	150,511
Urban Edge Properties	35,085	836,426
Urstadt Biddle Properties, Inc., Class A	5,159	96,576
Ventas, Inc.	27,586	1,834,193
Vicinity Centres	467,576	957,824
Vornado Realty Trust	13,578	1,251,892
Washington Prime Group, Inc.	72,014	549,467
Washington Real Estate Investment Trust	12,449	402,227
Weingarten Realty Investors	25,377	763,594
Welltower, Inc.	28,115	2,039,462
Westfield Corp.	279,200	1,756,789
Weyerhaeuser Company	58,518	1,928,753
Whitestone REIT	4,954	57,120
Xenia Hotels & Resorts, Inc.	17,672	316,329
		142,711,877
Real estate management and development - 0.9%
Aeon Mall Company, Ltd.	18,800	351,930

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Real estate management and development (continued)
Alexander & Baldwin, Inc.	17,917	$717,038
Altisource Portfolio Solutions SA (I)	2,007	41,304
Ayala Land, Inc.	378,200	299,289
Azrieli Group, Ltd.	1,698	91,355
BR Malls Participacoes SA	111,586	413,109
Bumi Serpong Damai Tbk PT (I)	408,100	55,339
CapitaLand, Ltd.	726,000	1,867,232
CBRE Group, Inc., Class A (I)	23,795	829,970
Central Pattana PCL, Foreign Shares	132,700	257,023
Central Pattana PCL, NVDR	49,000	94,907
Cheung Kong Property Holdings, Ltd.	507,948	3,808,188
China Evergrande Group (L)	406,900	728,999
China Jinmao Holdings Group, Ltd.	324,000	105,882
China Overseas Land & Investment, Ltd.	378,397	1,135,659
China Resources Land, Ltd.	273,211	802,147
China Vanke Company, Ltd., H Shares	129,900	344,646
City Developments, Ltd.	117,300	902,067
Consolidated-Tomoka Land Company	772	41,534
Country Garden Holdings Company, Ltd.	541,467	639,915
Daito Trust Construction Company, Ltd.	11,500	1,813,767
Daiwa House Industry Company, Ltd.	93,600	3,057,509
Dalian Wanda Commercial Properties Company, Ltd., H Shares (I)(S)	37,400	253,411
Deutsche Wohnen AG	71,564	2,808,883
First Capital Realty, Inc.	16,292	242,779
Forestar Group, Inc. (I)	5,835	82,565
Fullshare Holdings, Ltd. (I)(L)	667,500	272,227
Global Logistic Properties, Ltd.	754,400	1,581,205
Guangzhou R&F Properties Company, Ltd., H Shares	102,800	166,136
Hang Lung Group, Ltd.	166,000	687,966
Hang Lung Properties, Ltd.	421,000	1,088,353
Henderson Land Development Company, Ltd.	204,220	1,318,392
HFF, Inc., Class A	6,182	192,817
Highwealth Construction Corp.	102,800	169,593
Hongkong Land Holdings, Ltd.	220,000	1,662,924
Hulic Company, Ltd.	48,900	461,837
Hysan Development Company, Ltd.	115,557	545,580
IOI Properties Group BHD	293,233	145,271
Jones Lang LaSalle, Inc.	9,745	1,125,255
Kennedy-Wilson Holdings, Inc.	14,216	278,634
Kerry Properties, Ltd.	121,268	428,663
LendLease Group	79,642	965,392
Lippo Karawaci Tbk PT	1,020,200	52,059
Longfor Properties Company, Ltd.	143,500	291,727
Marcus & Millichap, Inc. (I)	2,538	61,369
Megaworld Corp.	610,300	57,567
Mitsubishi Estate Company, Ltd.	206,400	3,857,152
Mitsui Fudosan Company, Ltd.	147,200	3,479,805
Multiplan Empreendimentos Imobiliarios SA	13,867	274,687
New Europe Property Investments PLC	20,190	235,591
New World Development Company, Ltd.	1,058,257	1,315,118

The accompanying notes are an integral part of the financial statements.

196

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Real estate management and development (continued)
Nomura Real Estate Holdings, Inc.	20,600	$443,754
Pakuwon Jati Tbk PT	1,387,500	63,408
RE/MAX Holdings, Inc., Class A	2,992	159,025
Robinsons Land Corp.	78,100	38,853
Ruentex Development Company, Ltd. (I)	121,000	140,141
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	89,800	142,638
Shimao Property Holdings, Ltd.	120,000	204,583
Sino Land Company, Ltd.	577,075	1,003,232
Sino-Ocean Group Holding, Ltd.	320,858	161,738
SM Prime Holdings, Inc.	440,100	297,645
SOHO China, Ltd. (I)	180,500	90,314
Stratus Properties, Inc.	1,156	31,848
Sumitomo Realty & Development Company, Ltd.	59,000	1,777,864
Summarecon Agung Tbk PT	548,900	54,334
Sun Hung Kai Properties, Ltd.	273,500	4,044,498
Sunac China Holdings, Ltd.	191,400	310,668
Swire Pacific, Ltd., Class A	103,500	1,016,983
Swire Properties, Ltd.	219,600	732,339
Swiss Prime Site AG (I)	10,744	989,785
Tejon Ranch Company (I)	2,513	50,310
The RMR Group, Inc., Class A	1,140	55,974
The St. Joe Company (I)	8,676	153,131
The Wharf Holdings, Ltd.	256,625	2,180,101
Tokyo Tatemono Company, Ltd.	34,000	466,336
Tokyu Fudosan Holdings Corp.	84,300	505,632
Trinity Place Holdings, Inc. (I)	4,315	28,867
UOL Group, Ltd.	140,000	708,226
Vonovia SE	94,114	3,701,053
Wheelock & Company, Ltd.	153,000	1,144,092
		63,199,139
		205,911,016
Telecommunication services - 2.5%
Diversified telecommunication services - 1.7%
Asia Pacific Telecom Company, Ltd. (I)	257,000	87,994
AT&T, Inc.	702,771	27,077,767
ATN International, Inc.	1,809	118,381
BCE, Inc.	17,876	810,001
Bezeq The Israeli Telecommunication Corp., Ltd.	103,986	181,032
BT Group PLC	916,867	3,643,129
CenturyLink, Inc. (L)	62,127	1,550,069
China Communications Services Corp., Ltd., H Shares	256,400	152,210
China Telecom Corp., Ltd., H Shares	1,356,196	672,477
China Unicom Hong Kong, Ltd. (I)	586,416	842,031
Chunghwa Telecom Company, Ltd.	477,000	1,708,540
Cincinnati Bell, Inc. (I)	7,191	122,247
Cogent Communications Holdings, Inc.	7,025	276,785
Consolidated Communications Holdings, Inc. (L)	8,512	169,559
Deutsche Telekom AG	662,515	13,208,425

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Diversified telecommunication services (continued)
Elisa OYJ	25,131	$977,953
FairPoint Communications, Inc. (I)	3,741	53,870
Frontier Communications Corp. (L)	252,654	330,977
General Communication, Inc., Class A (I)	4,582	169,488
Globalstar, Inc. (I)(L)	68,028	134,695
Hawaiian Telcom Holdco, Inc. (I)	1,253	31,475
HKT Trust and HKT, Ltd.	704,000	921,407
IDT Corp., Class B (I)	2,916	49,455
Iliad SA	4,946	1,283,381
Inmarsat PLC	49,528	511,317
Intelsat SA (I)(L)	5,912	18,209
Iridium Communications, Inc. (I)(L)	14,182	140,402
Koninklijke KPN NV	539,558	1,838,476
Level 3 Communications, Inc. (I)	33,605	2,000,170
LG Uplus Corp.	25,377	367,161
Lumos Networks Corp. (I)	3,282	58,813
Nippon Telegraph & Telephone Corp.	114,100	5,487,260
O2 Czech Republic AS	6,947	83,526
Orange Polska SA	112,241	137,585
Orange SA	375,230	6,592,874
ORBCOMM, Inc. (I)	11,505	112,749
PCCW, Ltd.	789,000	459,338
pdvWireless, Inc. (I)(L)	1,747	41,753
Proximus SADP	26,020	935,699
SFR Group SA (I)	16,695	588,955
Singapore Telecommunications, Ltd.	2,139,600	5,765,472
Singapore Telecommunications, Ltd.	175,950	477,937
Spark New Zealand, Ltd.	247,185	658,572
Straight Path Communications, Inc., Class B (I)	1,626	290,891
Swisscom AG	4,051	1,944,462
TDC A/S	174,039	1,038,146
Telecom Italia SpA (I)	1,830,633	1,718,506
Telecom Italia SpA (New York Stock Exchange)	978,413	755,234
Telefonica Deutschland Holding AG	148,752	740,664
Telefonica SA	683,067	7,616,093
Telekom Malaysia BHD	156,718	237,282
Telekomunikasi Indonesia Persero Tbk PT	2,793,900	910,962
Telenor ASA	200,820	3,322,712
Telia Company AB	496,868	2,272,124
Telkom SA SOC, Ltd.	24,290	136,749
Telstra Corp., Ltd.	593,567	1,939,652
TELUS Corp.	23,032	783,277
Tower Bersama Infrastructure Tbk PT	131,300	56,779
TPG Telecom, Ltd.	51,355	224,781
True Corp. PCL, Foreign Shares (I)	1,124,594	204,694
Turk Telekomunikasyon AS (I)	74,637	136,552
Verizon Communications, Inc.	466,551	21,759,939
Vocus Group, Ltd. (L)	82,017	171,821
Vonage Holdings Corp. (I)	32,621	225,411
Windstream Holdings, Inc. (L)	31,180	132,515
		127,468,862

The accompanying notes are an integral part of the financial statements.

197

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Wireless telecommunication services - 0.8%
Advanced Info Service PCL, Foreign Shares	140,100	$711,457
America Movil SAB de CV, Series L	6,251,000	5,018,635
Axiata Group BHD	398,153	472,500
Boingo Wireless, Inc. (I)	6,285	101,000
China Mobile, Ltd.	604,970	6,704,823
DiGi.Com BHD	506,920	586,186
Empresa Nacional de Telecomunicaciones SA	9,108	101,380
Far EasTone Telecommunications Company, Ltd.	200,000	508,671
Globe Telecom, Inc.	1,650	69,939
KDDI Corp.	302,800	8,403,940
Maxis BHD	271,760	390,397
Millicom International Cellular SA	12,693	742,609
MTN Group, Ltd.	152,170	1,363,085
NTT DOCOMO, Inc.	228,600	5,617,834
PLDT, Inc.	4,885	169,363
Rogers Communications, Inc., Class B	38,863	1,812,465
Shenandoah Telecommunications Company	7,968	244,219
SK Telecom Company, Ltd.	4,375	990,435
SoftBank Group Corp.	136,300	11,066,306
Spok Holdings, Inc.	3,592	62,501
StarHub, Ltd.	162,900	317,793
Taiwan Mobile Company, Ltd.	205,000	763,317
Tele2 AB, B Shares	68,902	708,261
Telephone & Data Systems, Inc.	20,175	575,593
TIM Participacoes SA	140,889	431,904
Turkcell Iletisim Hizmetleri AS (I)	129,547	446,777
Vodacom Group, Ltd.	32,578	410,740
Vodafone Group PLC	2,889,959	8,630,500
XL Axiata Tbk PT (I)	205,000	45,513
		57,468,143
		184,937,005
Utilities - 3.3%
Electric utilities - 1.8%
ALLETE, Inc.	8,396	616,182
Alliant Energy Corp.	41,450	1,718,932
American Electric Power Company, Inc.	88,651	6,363,369
AusNet Services	239,025	301,110
Centrais Eletricas Brasileiras SA (I)	34,000	144,471
CEZ AS	19,650	373,516
Cheung Kong Infrastructure Holdings, Ltd.	123,000	1,059,317
Chubu Electric Power Company, Inc.	106,300	1,443,764
CLP Holdings, Ltd.	308,500	3,373,500
Contact Energy, Ltd.	100,552	367,480
CPFL Energia SA	33,137	269,217
DONG Energy A/S (S)	30,816	1,343,889
Duke Energy Corp.	126,024	10,797,736
Edison International	58,763	4,793,298
EDP - Energias de Portugal SA	368,875	1,357,207
EDP - Energias do Brasil SA	51,332	211,613

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Electric utilities (continued)
El Paso Electric Company	6,939	$374,706
Electricite de France SA	66,955	721,078
Emera, Inc.	6,659	237,503
Endesa SA	47,355	1,183,331
Enel Americas SA	2,047,711	387,965
Enel Chile SA	1,523,220	168,192
Enel SpA	1,226,658	6,566,777
Entergy Corp.	32,119	2,539,328
Equatorial Energia SA	33,000	544,570
Eversource Energy	57,393	3,562,384
Exelon Corp.	167,630	6,086,645
FirstEnergy Corp.	79,865	2,335,253
Fortis, Inc.	43,488	1,431,626
Fortum OYJ	80,852	1,286,535
Genie Energy, Ltd., B Shares	2,799	21,524
Great Plains Energy, Inc.	46,391	1,332,813
Hawaiian Electric Industries, Inc.	23,423	776,238
HK Electric Investments & HK Electric Investments, Ltd. (S)	481,500	441,079
Hokuriku Electric Power Company (L)	27,700	270,193
Hydro One, Ltd. (S)	34,241	601,755
Iberdrola SA	830,959	6,635,929
IDACORP, Inc.	19,411	1,694,580
Interconexion Electrica SA ESP	76,495	369,833
Korea Electric Power Corp.	54,514	2,085,374
Kyushu Electric Power Company, Inc.	70,500	873,629
Mercury NZ, Ltd.	96,127	221,274
MGE Energy, Inc.	5,956	387,736
NextEra Energy, Inc.	84,270	11,919,149
OGE Energy Corp.	43,015	1,532,624
Otter Tail Corp.	6,531	260,913
PG&E Corp.	91,436	6,252,394
PGE Polska Grupa Energetyczna SA	140,868	413,742
Pinnacle West Capital Corp.	20,041	1,770,622
PNM Resources, Inc.	30,718	1,182,643
Portland General Electric Company	15,069	713,366
Power Assets Holdings, Ltd.	259,000	2,318,616
PPL Corp.	122,396	4,884,824
Red Electrica Corp. SA	64,334	1,444,517
Spark Energy, Inc., Class A (L)	895	39,246
SSE PLC	109,603	2,128,809
Tauron Polska Energia SA (I)	188,366	163,087
Tenaga Nasional BHD	504,736	1,624,452
Terna Rete Elettrica Nazionale SpA (L)	238,920	1,350,822
The Chugoku Electric Power Company, Inc.	45,600	519,361
The Kansai Electric Power Company, Ltd.	116,900	1,636,845
The Southern Company	178,391	9,028,369
Tohoku Electric Power Company, Inc.	74,600	1,107,719
Tokyo Electric Power Company Holdings, Inc. (I)	238,500	977,482
Westar Energy, Inc.	30,596	1,620,058
Xcel Energy, Inc.	91,464	4,382,040
		134,944,151

The accompanying notes are an integral part of the financial statements.

198

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Gas utilities - 0.3%
APA Group	154,767	$1,101,117
Atmos Energy Corp.	22,654	1,887,305
Chesapeake Utilities Corp.	2,684	199,287
China Gas Holdings, Ltd.	167,800	255,802
China Resources Gas Group, Ltd.	88,000	269,670
Delta Natural Gas Company, Inc.	1,340	40,213
ENN Energy Holdings, Ltd.	74,700	392,907
Gas Natural SDG SA	52,831	1,332,460
Hong Kong & China Gas Company, Ltd.	1,434,159	3,064,836
Infraestructura Energetica Nova SAB de CV	98,800	460,565
Korea Gas Corp. (I)	6,053	274,566
National Fuel Gas Company	18,379	1,043,192
New Jersey Resources Corp.	33,117	1,387,602
Northwest Natural Gas Company	4,642	284,323
ONE Gas, Inc.	19,988	1,412,152
Osaka Gas Company, Ltd.	308,000	1,216,521
Perusahaan Gas Negara Persero Tbk PT	605,469	108,922
Petronas Gas BHD	102,099	442,705
South Jersey Industries, Inc.	13,596	495,030
Southwest Gas Holdings, Inc.	18,235	1,450,959
Spire, Inc.	7,580	537,043
Toho Gas Company, Ltd.	62,000	478,207
Tokyo Gas Company, Ltd.	323,000	1,677,160
UGI Corp.	37,248	1,906,353
WGL Holdings, Inc.	19,573	1,619,470
		23,338,367
Independent power and renewable electricity producers - 0.1%
Aboitiz Power Corp.	65,200	51,380
AES Corp.	120,681	1,409,554
AES Gener SA	194,557	71,869
AES Tiete Energia SA	28,500	121,629
Atlantic Power Corp. (I)	22,017	51,740
Atlantica Yield PLC	10,108	211,156
CGN Power Company, Ltd., H Shares (S)	1,041,500	308,425
China Longyuan Power Group Corp., Ltd., H Shares	315,200	237,224
China Power International Development, Ltd.	287,100	109,378
China Resources Power Holdings Company, Ltd.	188,532	388,680
Colbun SA	619,622	141,332
Dynegy, Inc. (I)	20,314	167,997
Electric Power Development Company, Ltd.	24,200	643,068
Electricity Generating PCL, Foreign Shares	19,700	123,722
Enel Generacion Chile SA	249,249	191,620
Energy Development Corp.	458,400	56,128
Engie Brasil Energia SA	26,847	275,194
Glow Energy PCL, Foreign Shares	66,000	155,954
Huaneng Power International, Inc., H Shares	410,564	326,945

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Independent power and renewable electricity producers (continued)
Huaneng Renewables Corp., Ltd., H Shares	480,600	$159,219
Meridian Energy, Ltd.	175,897	355,188
NRG Energy, Inc.	57,252	919,467
NRG Yield, Inc., Class A	6,052	104,094
NRG Yield, Inc., Class C	10,883	192,629
Ormat Technologies, Inc.	6,605	393,130
Pattern Energy Group, Inc.	11,566	260,929
TerraForm Global, Inc., Class A (I)	15,928	78,047
TerraForm Power, Inc., Class A (I)	15,067	186,529
		7,692,227
Multi-utilities - 1.0%
AGL Energy, Ltd.	95,642	1,871,985
Ameren Corp.	43,846	2,488,261
Atco, Ltd., Class I	8,776	331,004
Avista Corp.	10,661	456,717
Black Hills Corp.	20,286	1,410,688
Canadian Utilities, Ltd., Class A	14,466	437,776
CenterPoint Energy, Inc.	77,141	2,207,004
Centrica PLC	593,095	1,554,710
CMS Energy Corp.	50,360	2,387,568
Consolidated Edison, Inc.	54,999	4,553,367
Dominion Energy, Inc.	113,050	9,131,049
DTE Energy Company	32,218	3,528,515
E.ON SE	445,329	3,899,995
Engie SA	297,785	4,551,075
Innogy SE (S)	27,548	1,131,469
MDU Resources Group, Inc.	42,066	1,145,457
National Grid PLC	372,973	5,237,851
NiSource, Inc.	58,150	1,515,971
NorthWestern Corp.	18,659	1,156,112
Public Service Enterprise Group, Inc.	91,661	4,116,496
RWE AG (I)	98,857	2,010,646
SCANA Corp.	25,815	1,760,583
Sempra Energy	45,144	5,258,825
Suez	63,335	1,154,276
Unitil Corp.	2,446	116,381
Vectren Corp.	17,861	1,095,594
Veolia Environnement SA	89,831	1,977,022
WEC Energy Group, Inc.	56,760	3,562,258
YTL Corp. BHD	632,417	221,609
YTL Power International BHD	285,963	102,211
		70,372,475
Water utilities - 0.1%
Aguas Andinas SA, Class A	158,668	88,070
American States Water Company	6,226	285,089
American Water Works Company, Inc.	32,231	2,519,820
Aqua America, Inc.	38,217	1,249,314
AquaVenture Holdings, Ltd. (I)(L)	1,386	23,493
Artesian Resources Corp., Class A	1,502	52,765
Beijing Enterprises Water Group, Ltd.	430,000	344,131
California Water Service Group	8,206	284,338

The accompanying notes are an integral part of the financial statements.

199

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Water utilities (continued)
Cia de Saneamento Basico do Estado de Sao Paulo	57,440	$514,767
Connecticut Water Service, Inc.	1,899	100,761
Consolidated Water Company, Ltd.	2,949	34,946
Guangdong Investment, Ltd.	273,380	394,233
Middlesex Water Company	2,762	97,554
Severn Trent PLC	25,051	807,605
SJW Group	2,795	134,272
The York Water Company	2,331	77,156
United Utilities Group PLC	73,290	972,465
		7,980,779
		244,327,999
TOTAL COMMON STOCKS (Cost $5,955,999,306)		$7,024,529,778

PREFERRED SECURITIES - 0.6%
Consumer discretionary - 0.1%
Auto components - 0.0%
Schaeffler AG	33,246	550,747
Automobiles - 0.1%
Bayerische Motoren Werke AG	11,143	917,600
Hyundai Motor Company, Ltd.	4,768	451,814
Hyundai Motor Company, Ltd., 2nd Preferred	8,180	830,113
Porsche Automobil Holding SE	30,997	1,777,881
Volkswagen AG	37,632	5,670,631
		9,648,039
Multiline retail - 0.0%
Lojas Americanas SA	120,326	542,888
		10,741,674
Consumer staples - 0.1%
Beverages - 0.0%
Embotelladora Andina SA, B Shares	17,232	70,851
Food and staples retailing - 0.0%
Cia Brasileira de Distribuicao (I)	26,456	563,956
Household products - 0.1%
Henkel AG & Company KGaA	36,121	5,073,152
Personal products - 0.0%
Amorepacific Corp.	1,892	360,133
LG Household & Health Care, Ltd.	447	245,695
		605,828
		6,313,787
Energy - 0.0%
Oil, gas and consumable fuels - 0.0%
Petroleo Brasileiro SA (I)	656,861	2,630,732
Financials - 0.2%
Banks - 0.2%
Banco Bradesco SA	511,354	4,348,788

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Preferred securities (continued)
Financials (continued)
Banks (continued)
Bancolombia SA	86,230	$953,840
Grupo Aval Acciones y Valores SA	627,161	261,281
Itau Unibanco Holding SA	540,278	5,935,470
Itausa - Investimentos Itau SA	660,240	1,826,094
		13,325,473
Diversified financial services - 0.0%
Grupo de Inversiones Suramericana SA	20,933	271,460
		13,596,933
Information technology - 0.1%
Technology hardware, storage and peripherals - 0.1%
Samsung Electronics Company, Ltd.	3,651	5,688,042
Materials - 0.1%
Chemicals - 0.0%
Braskem SA, A Shares	26,557	271,893
FUCHS PETROLUB SE	14,043	784,939
LG Chem, Ltd.	1,622	295,060
Sociedad Quimica y Minera de Chile SA, B Shares	7,245	260,973
		1,612,865
Metals and mining - 0.1%
Gerdau SA	153,983	453,962
Vale SA	322,166	2,567,611
		3,021,573
Paper and forest products - 0.0%
Suzano Papel e Celulose SA, A Shares	66,909	317,388
		4,951,826
Telecommunication services - 0.0%
Diversified telecommunication services - 0.0%
Telefonica Brasil SA	74,854	1,082,578
Utilities - 0.0%
Electric utilities - 0.0%
Centrais Eletricas Brasileiras SA, B Shares	41,004	218,708
Cia Energetica de Minas Gerais	128,848	304,207
Cia Paranaense de Energia, B Shares	19,237	165,562
		688,477
		688,477
TOTAL PREFERRED SECURITIES (Cost $40,026,611)		$45,694,049
EXCHANGE-TRADED FUNDS - 0.8%
iShares MSCI India ETF	1,433,765	46,669,051
iShares MSCI Russia Capped ETF	98,410	2,947,380
VanEck Vectors Russia ETF	559,233	11,050,444
TOTAL EXCHANGE-TRADED FUNDS (Cost $54,911,108)		$60,666,875
RIGHTS - 0.0%
Community Health Systems, Inc. (I)(N)	70,775	637

The accompanying notes are an integral part of the financial statements.

200

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Rights (continued)
Credit Suisse Group AG (Expiration Date: 06/07/2017; Strike Price: CHF 10.80) (I)	315,120	$146,409
Sibanye Gold, Ltd. (Expiration Date: 06/09/2017; Strike Price: ZAR 11.28) (I)	79,537	27,291
TOTAL RIGHTS (Cost $86,273)		$174,337

WARRANTS - 0.0%
Asterias Biotherapeutics, Inc. (Expiration Date: 09/29/2017; Strike Price: $5.00) (I)	456	210
Indorama Ventures PCL (Expiration Date: 08/24/2017; Strike Price: THB 36.00) (I)	15,200	991
Indorama Ventures PCL (Expiration Date: 08/24/2018; Strike Price: THB 43.00) (I)	11,692	913
Minor International PCL (Expiration Date: 11/03/2017; Strike Price: THB 40.00) (I)	11,170	899
TOTAL WARRANTS (Cost $260)		$3,013

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral Trust, 1.0209% (W)(Y)	12,252,291	122,602,545
TOTAL SECURITIES LENDING COLLATERAL (Cost $122,603,578)		$122,602,545

SHORT-TERM INVESTMENTS - 3.0%
Repurchase agreement - 3.0%
Repurchase Agreement with State Street Corp. dated 05/31/2017 at 0.220% to be repurchased at $224,171,370 on 06/01/2017, collateralized by $223,935,000 U.S. Treasury Bonds, 2.500% - 3.000% due 05/15/2045 to 05/15/2046 (valued at $217,879,812, including interest) and $10,290,000 U.S. Treasury Inflation Indexed Bonds, 1.000% due 02/15/2046 (valued at $10,785,577, including interest)	$224,170,000	224,170,000
TOTAL SHORT-TERM INVESTMENTS (Cost $224,170,000)		$224,170,000
Total Investments (Strategic Equity Allocation Fund) (Cost $6,397,797,136) - 101.0%		$7,477,840,597
Other assets and liabilities, net - (1.0%)		(71,394,858)
TOTAL NET ASSETS - 100.0%		$7,406,445,739

Currency Abbreviations

CHF	Swiss Franc
THB	Thai Baht
ZAR	South African Rand

Security Abbreviations and Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $116,757,503.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

201

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
CAD Currency Futures	80	Long	Jun 2017	$5,939,621	$5,925,200	($14,421)
Mini MSCI EAFE Index Futures	1,059	Long	Jun 2017	93,478,869	99,858,405	6,379,536
Mini MSCI Emerging Markets Index Futures	521	Long	Jun 2017	24,451,602	26,148,990	1,697,388
Russell 2000 Mini Index Futures	269	Long	Jun 2017	18,405,999	18,414,395	8,396
S&P 500 Index E-Mini Futures	1,059	Long	Jun 2017	125,117,349	127,667,745	2,550,396
S&P Mid 400 Index E-Mini Futures	67	Long	Jun 2017	11,522,580	11,524,000	1,420
S&P/TSX 60 Index Futures	47	Long	Jun 2017	6,360,674	6,298,212	(62,462)
						$10,560,253

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

202

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 64.4%
U.S. Government - 19.7%
Treasury Inflation Protected Securities
0.125%, 04/15/2021 to 07/15/2026	$32,572,920	$32,490,063
0.375%, 07/15/2023 to 01/15/2027	26,185,595	26,171,234
0.625%, 01/15/2026	6,463,926	6,602,836
0.750%, 02/15/2042 to 02/15/2045	2,825,851	2,709,568
1.000%, 02/15/2046	514,455	523,865
1.375%, 02/15/2044	3,138,180	3,470,563
1.750%, 01/15/2028	25,136,352	28,507,539
2.375%, 01/15/2025 to 01/15/2027	28,855,233	33,590,100
2.500%, 01/15/2029	18,849,466	23,093,800
3.625%, 04/15/2028	4,974,156	6,616,652
3.875%, 04/15/2029	9,491,200	13,134,169
U.S. Treasury Bonds
2.250%, 08/15/2046	6,400,000	5,594,502
2.500%, 02/15/2045	23,400,005	21,716,300
2.500%, 02/15/2046 (D)	1,000,000	925,039
2.750%, 08/15/2042 to 11/15/2042	52,300,000	51,387,517
2.875%, 05/15/2043 (D)	3,700,000	3,712,721
2.875%, 08/15/2045	14,300,000	14,301,115
3.000%, 05/15/2042 to 02/15/2047	50,900,000	52,280,522
3.125%, 02/15/2043 to 08/15/2044	51,600,000	54,234,072
3.375%, 05/15/2044	13,700,000	15,059,835
3.625%, 08/15/2043 (D)	3,300,000	3,778,886
3.625%, 02/15/2044	4,300,000	4,931,730
3.750%, 11/15/2043	14,900,000	17,431,838
4.250%, 05/15/2039 (D)	1,500,000	1,879,922
4.375%, 05/15/2040 (D)	3,600,000	4,590,140
4.500%, 08/15/2039 (D)	2,400,000	3,108,845
4.625%, 02/15/2040 (D)	2,100,000	2,768,472
		434,611,845
U.S. Government Agency - 44.7%
Federal Home Loan Mortgage Corp.
3.087%, 06/01/2034 (P)	45,187	47,811
3.301%, 11/01/2035 (P)	29,321	31,009
3.315%, 01/01/2029 (P)	25,481	26,595
3.500%, TBA (C)	10,000,000	10,303,125
4.000%, TBA (C)	24,000,000	25,285,313
4.000%, 05/01/2029 to 09/01/2035	521,506	556,722
4.500%, TBA (C)	11,000,000	11,824,570
4.500%, 10/01/2025 to 10/01/2041	292,098	315,758
5.500%, 04/01/2035 to 01/01/2040	1,001,335	1,122,645
6.000%, 08/01/2022 to 05/01/2040	12,919,852	14,740,959
Federal National Mortgage Association
1.863%, 06/01/2043 (P)	303,129	305,158

Total Return Fund (continued)

	Shares or Principal Amount	Value
U.S. Government and Agency obligations (continued)
U.S. Government Agency (continued)
2.063%, 10/01/2040 (P)	$23,484	$23,723
2.310%, 08/01/2022	3,126,860	3,143,833
2.541%, 11/01/2035 (P)	78,334	80,823
2.640%, 06/01/2022	3,710,731	3,792,511
2.734%, 11/01/2034 (P)	79,834	82,500
2.759%, 09/01/2035 (P)	606,638	638,123
2.870%, 09/01/2027	3,010,680	3,037,084
2.874%, 05/01/2035 (P)	36,251	37,982
2.876%, 01/01/2036 (P)	4,194,617	4,418,002
2.940%, 07/01/2022	1,488,976	1,541,694
2.945%, 03/01/2035 (P)	28,245	29,697
2.954%, 09/01/2035 (P)	48,552	50,899
2.996%, 06/01/2035 (P)	202,695	214,821
3.000%, TBA (C)	170,000,000	171,472,193
3.000%, 04/01/2022 to 05/01/2022	165,957	171,208
3.028%, 07/01/2034 (P)	67,683	71,581
3.124%, 05/01/2035 (P)	116,454	120,102
3.155%, 05/01/2022	5,553,968	5,796,290
3.161%, 01/01/2035 (P)	44,833	46,264
3.330%, 11/01/2021	309,529	324,932
3.500%, TBA (C)	354,000,000	365,320,614
3.500%, 01/01/2021 to 10/01/2030	2,588,981	2,715,444
3.891%, 05/01/2036 (P)	290,330	302,634
4.000%, TBA (C)	192,000,000	202,618,050
4.000%, 08/01/2018 to 08/01/2041	10,612,352	11,201,255
4.500%, TBA (C)	14,000,000	15,062,578
4.500%, 01/01/2018 to 07/01/2042	7,850,551	8,432,319
5.000%, TBA (C)	5,000,000	5,489,453
5.000%, 03/01/2023 to 03/01/2044	2,110,009	2,326,531
5.500%, 06/01/2018 to 09/01/2041	33,590,897	37,516,645
6.000%, 03/01/2021 to 05/01/2041	11,362,004	13,006,412
6.000%, TBA (C)	1,000,000	1,132,654
6.500%, 03/01/2036 to 11/01/2037	6,430	7,459
Government National Mortgage Association
2.125%, 09/20/2021 to 05/20/2030 (P)	99,958	101,634
2.250%, 10/20/2029 to 11/20/2029 (P)	103,060	105,336
2.375%, 02/20/2024 to 02/20/2032 (P)	192,256	196,625
3.000%, 12/15/2044	685,456	699,594
3.500%, TBA (C)	27,000,000	28,071,092
4.000%, TBA (C)	14,500,000	15,324,062
4.000%, 10/20/2044	66,474	70,558
5.000%, TBA (C)	3,000,000	3,299,063

The accompanying notes are an integral part of the financial statements.

203

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
U.S. Government and Agency obligations (continued)
U.S. Government Agency (continued)
5.000%, 10/15/2033 to 09/15/2040		$14,743,266	$16,327,778
U.S. Small Business Administration
5.130%, 09/01/2023		16,178	17,266
5.520%, 06/01/2024		321,539	342,685
			989,341,668
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,425,069,202)			$1,423,953,513

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Brazil - 1.1%
Banco Nacional de Desenvolvimento Economico e Social 4.125%, 09/15/2017	EUR	1,600,000	1,810,296
Federative Republic of Brazil 10.000%, 01/01/2023	BRL	71,200,000	22,404,848
			24,215,144
Canada - 0.5%
Province of Ontario
1.650%, 09/27/2019		$5,500,000	5,499,093
3.150%, 06/02/2022	CAD	1,400,000	1,118,145
4.400%, 04/14/2020		$800,000	857,943
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,051,740
3.500%, 12/01/2022	CAD	600,000	488,994
4.250%, 12/01/2021		2,800,000	2,328,093
			11,344,008
Japan - 0.3%
Japan Finance Organization for Municipalities 2.625%, 04/20/2022(S)		$7,000,000	7,055,013
			7,055,013
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $45,004,953)			$42,614,165

CORPORATE BONDS - 30.3%
Consumer discretionary - 1.2%
DISH DBS Corp. 4.250%, 04/01/2018		400,000	406,000
Ford Motor Credit Company LLC
1.626%, 09/08/2017 (P)		1,200,000	1,200,747
2.551%, 10/05/2018		7,566,000	7,614,990
6.625%, 08/15/2017		2,200,000	2,221,252
General Motors Financial Company, Inc.
2.085%, 04/13/2020 (P)		6,500,000	6,515,145
3.150%, 01/15/2020		4,300,000	4,379,550
President and Fellows of Harvard College 6.500%, 01/15/2039(S)		1,000,000	1,454,692

Total Return Fund (continued)

		Shares or Principal Amount	Value
Corporate bonds (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance LLC 1.642%, 05/22/2018(P)(S)		$1,800,000	$1,801,728
Wynn Las Vegas LLC 5.500%, 03/01/2025(S)		900,000	951,750
			26,545,854
Consumer staples - 0.3%
CVS Health Corp. 2.800%, 07/20/2020		6,700,000	6,833,531
CVS Pass-Through Trust 6.943%, 01/10/2030		224,046	267,809
			7,101,340
Energy - 1.6%
Energy Transfer LP 4.750%, 01/15/2026		1,000,000	1,056,579
Kinder Morgan Energy Partners LP
3.500%, 09/01/2023		100,000	101,713
6.500%, 04/01/2020		200,000	221,137
6.850%, 02/15/2020		2,700,000	3,016,988
Kinder Morgan, Inc. 7.000%, 06/15/2017		2,000,000	2,003,114
ONEOK Partners LP 8.625%, 03/01/2019		2,900,000	3,206,118
Petrobras Global Finance BV
6.125%, 01/17/2022		7,100,000	7,360,925
8.375%, 05/23/2021		2,300,000	2,583,820
Regency Energy Partners LP 4.500%, 11/01/2023		4,500,000	4,749,161
Sabine Pass Liquefaction LLC 5.875%, 06/30/2026		5,000,000	5,637,120
Western Gas Partners LP 3.950%, 06/01/2025		2,375,000	2,389,433
Williams Partners LP 4.875%, 05/15/2023		2,300,000	2,369,000
			34,695,108
Financials - 21.7%
Ally Financial, Inc. 4.750%, 09/10/2018		8,700,000	8,961,000
American Express Bank FSB 6.000%, 09/13/2017		3,300,000	3,340,669
American International Group, Inc. 6.400%, 12/15/2020		1,900,000	2,164,210
Banco de Credito e Inversiones 3.000%, 09/13/2017(S)		1,000,000	1,001,272
Banco Popular Espanol SA (11.500% to 10/10/2018, then 5 Year Euro Swap Rate + 10.237%) 10/10/2018(Q)	EUR	1,300,000	949,230
Bank of America Corp.
2.153%, 04/24/2023 (P)		$4,400,000	4,407,700
2.625%, 04/19/2021		1,500,000	1,507,877
2.650%, 04/01/2019		2,800,000	2,831,704
3.300%, 01/11/2023		3,400,000	3,464,954
5.750%, 12/01/2017		100,000	102,057
6.400%, 08/28/2017		5,700,000	5,765,949

The accompanying notes are an integral part of the financial statements.

204

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
Corporate bonds (continued)
Financials (continued)
6.875%, 04/25/2018		$16,000,000	$16,717,264
Bank of America NA
1.431%, 06/15/2017 (P)		6,100,000	6,100,671
6.000%, 10/15/2036		2,700,000	3,385,625
Barclays Bank PLC (14.000% to 06/15/2019, then 3 month GBP LIBOR + 13.400%) 06/15/2019(Q)	GBP	600,000	942,914
Barclays PLC
2.780%, 01/10/2023 (P)		$4,600,000	4,701,246
3.295%, 08/10/2021 (P)		9,800,000	10,280,886
Barclays PLC (7.000% to 09/15/2019, then 5 Year British Pound Swap Rate + 5.084%) 09/15/2019(Q)	GBP	1,800,000	2,388,555
BBVA Bancomer SA 6.500%, 03/10/2021(S)		$1,500,000	1,651,875
Blackstone Holdings Finance Company LLC 6.500%, 03/20/2021(S)		7,500,000	7,566,968
BRFkredit A/S
1.000%, 01/01/2018	DKK	70,100,000	10,668,715
2.000%, 10/01/2017		74,000,000	11,260,501
4.000%, 01/01/2018		50,700,000	7,852,484
CIT Group, Inc.
3.875%, 02/19/2019		$2,600,000	2,668,250
5.500%, 02/15/2019 (S)		802,000	846,110
Citigroup, Inc.
2.116%, 04/25/2022 (P)		6,600,000	6,618,553
2.750%, 04/25/2022		6,600,000	6,604,112
2.900%, 12/08/2021		5,000,000	5,058,065
Cooperatieve Rabobank UA 4.375%, 08/04/2025		1,500,000	1,575,059
Credit Suisse AG (5.750% to 09/18/2020, then 5 Year Euro Swap Rate + 4.000%) 09/18/2025	EUR	1,400,000	1,779,105
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021		$2,900,000	2,975,800
3.750%, 03/26/2025		5,800,000	5,862,918
3.800%, 06/09/2023		6,000,000	6,164,130
Deutsche Bank AG
3.095%, 05/10/2019 (P)		8,400,000	8,562,641
4.250%, 10/14/2021		4,300,000	4,480,355
HSBC Holdings PLC
3.346%, 03/08/2021 (P)		4,100,000	4,319,453
3.400%, 03/08/2021		4,900,000	5,054,404
Huntington Bancshares, Inc. 3.150%, 03/14/2021		5,000,000	5,125,505
JPMorgan Chase & Co.
1.706%, 04/25/2018 (P)		3,200,000	3,212,662
2.400%, 06/07/2021		4,400,000	4,406,266
2.550%, 03/01/2021		3,300,000	3,324,529
2.750%, 06/23/2020		9,100,000	9,258,222

Total Return Fund (continued)

		Shares or Principal Amount	Value
Corporate bonds (continued)
Financials (continued)
KBC Bank NV (8.000% to 01/25/2018, then 5 Year U.S. Swap Rate + 7.097%) 01/25/2023		$7,000,000	$7,269,752
Lloyds Bank PLC (12.000% to 12/16/2024, then 3 month LIBOR + 11.750%) 12/16/2024(Q)(S)		17,300,000	23,571,250
Lloyds Banking Group PLC (7.000% to 06/27/2019, then 5 Year British Pound Swap Rate + 5.060%) 06/27/2019(Q)	GBP	2,000,000	2,702,525
Morgan Stanley
2.125%, 04/25/2018		$2,300,000	2,308,669
2.436%, 04/25/2018 (P)		15,700,000	15,855,461
National Australia Bank, Ltd. 2.250%, 03/16/2021(S)		4,700,000	4,711,130
New York Life Global Funding 2.900%, 01/17/2024(S)		6,100,000	6,195,733
Nordea Kredit Realkreditaktieselskab
1.000%, 04/01/2018	DKK	35,000,000	5,348,504
2.000%, 10/01/2017		13,500,000	2,053,769
Nykredit Realkredit A/S
1.000%, 04/01/2018		147,200,000	22,485,623
2.000%, 10/01/2017 to 04/01/2018		97,200,000	14,854,914
OneMain Financial Holdings LLC
6.750%, 12/15/2019 (S)		$800,000	838,000
7.250%, 12/15/2021 (S)		800,000	839,280
Preferred Term Securities XVI, Ltd. 1.631%, 03/23/2035(P)(S)		4,734,319	3,787,455
Preferred Term Securities XX, Ltd. 1.531%, 03/22/2038(P)(S)		4,984,735	3,987,788
Realkredit Danmark A/S
1.000%, 01/01/2018 to 04/01/2018	DKK	326,600,000	49,835,921
2.000%, 01/01/2018		39,000,000	5,971,931
Regions Financial Corp. 3.200%, 02/08/2021		$3,600,000	3,687,937
Royal Bank of Canada 2.300%, 03/22/2021		4,700,000	4,720,304
Royal Bank of Scotland Group PLC (6.990% to 10/05/2017, then 3 month LIBOR + 2.670%) 10/05/2017(Q)(S)		6,800,000	7,752,000
Royal Bank of Scotland Group PLC (7.648% to 09/30/2031, then 3 month LIBOR + 2.500%) 09/30/2031(Q)		5,000,000	6,050,000
Santander UK Group Holdings PLC 2.875%, 08/05/2021		4,200,000	4,214,473
Springleaf Finance Corp.
6.125%, 05/15/2022		2,000,000	2,065,800
6.500%, 09/15/2017		7,000,000	7,087,500

The accompanying notes are an integral part of the financial statements.

205

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
Corporate bonds (continued)
Financials (continued)
The Bear Stearns Companies LLC 7.250%, 02/01/2018		$12,800,000	$13,267,712
The Goldman Sachs Group, Inc. 3.500%, 01/23/2025		8,400,000	8,487,830
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)		1,000,000	1,002,908
2.500%, 01/18/2023 (S)		6,900,000	6,981,455
UBS AG
1.615%, 06/01/2017 (P)		900,000	900,000
1.905%, 06/01/2020 (P)		300,000	300,584
UBS Group Funding Jersey, Ltd.
3.000%, 04/15/2021 (S)		8,300,000	8,439,349
4.125%, 04/15/2026 (S)		4,900,000	5,128,222
Wells Fargo & Company 2.402%, 10/31/2023(P)		5,800,000	5,901,024
Wells Fargo & Company, Series K (7.980% to 03/15/2018, then 3 month LIBOR + 3.770%) 03/15/2018(Q)		5,800,000	6,017,500
Wells Fargo Bank NA 1.750%, 12/06/2019(P)		3,700,000	3,734,277
Westpac Banking Corp. 2.100%, 02/25/2021(S)		6,200,000	6,200,174
			480,467,219
Health care - 1.0%
Allergan Funding SCS 3.450%, 03/15/2022		700,000	725,711
Baxalta, Inc. 2.875%, 06/23/2020		5,500,000	5,596,778
Becton, Dickinson and Company 2.133%, 06/06/2019		5,000,000	5,002,935
Endo Finance LLC 5.750%, 01/15/2022(S)		1,750,000	1,677,813
Valeant Pharmaceuticals International, Inc. 4.500%, 05/15/2023	EUR	6,000,000	5,173,024
VPII Escrow Corp. 6.750%, 08/15/2018(S)		$583,000	587,737
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/2020		3,800,000	3,844,779
			22,608,777
Industrials - 0.7%
International Lease Finance Corp.
3.875%, 04/15/2018		1,500,000	1,524,362
7.125%, 09/01/2018 (S)		1,900,000	2,018,499
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 06/30/2022(S)		6,721,000	4,442,581
Odebrecht Offshore Drilling Finance, Ltd. 6.625%, 10/01/2023(S)		503,160	196,232
Owens Corning 4.200%, 12/01/2024		3,200,000	3,376,902

Total Return Fund (continued)

	Shares or Principal Amount	Value
Corporate bonds (continued)
Industrials (continued)
Pentair Finance SA 1.875%, 09/15/2017	$3,300,000	$3,303,548
		14,862,124
Information technology - 0.2%
Diamond 1 Finance Corp. 5.450%, 06/15/2023(S)	4,200,000	4,560,448
		4,560,448
Materials - 0.7%
GTL Trade Finance, Inc. 7.250%, 10/20/2017(S)	6,900,000	7,017,300
Rio Oil Finance Trust Series 2014-1 9.250%, 07/06/2024(S)	715,297	727,815
Rio Oil Finance Trust Series 2014-3 9.750%, 01/06/2027(S)	6,564,357	6,728,466
		14,473,581
Real estate - 0.7%
Alexandria Real Estate Equities, Inc. 4.300%, 01/15/2026	4,000,000	4,209,820
Boston Properties LP 3.850%, 02/01/2023	5,200,000	5,474,503
Physicians Realty LP 4.300%, 03/15/2027	3,600,000	3,668,321
Prologis LP 3.750%, 11/01/2025	1,150,000	1,204,903
		14,557,547
Telecommunication services - 1.5%
AT&T, Inc.
1.808%, 01/15/2020 (P)	5,800,000	5,832,799
2.023%, 07/15/2021 (P)	5,500,000	5,554,280
2.800%, 02/17/2021	2,900,000	2,934,391
Telefonica Emisiones SAU 1.806%, 06/23/2017(P)	8,800,000	8,802,464
Verizon Communications, Inc.
1.722%, 05/22/2020 (P)	5,400,000	5,401,620
2.871%, 09/14/2018 (P)	2,900,000	2,955,419
2.946%, 03/15/2022 (S)	2,070,000	2,098,992
		33,579,965
Utilities - 0.7%
Broadcom Corp. 3.625%, 01/15/2024(S)	5,900,000	6,005,935
Dynegy, Inc.
6.750%, 11/01/2019	5,625,000	5,786,719
7.375%, 11/01/2022	1,600,000	1,576,000
7.625%, 11/01/2024	800,000	776,000
Red Oak Power LLC 8.540%, 11/30/2019	309,481	309,481
SteelRiver Transmission Company LLC 4.710%, 06/30/2017(S)	1,455,648	1,458,022
		15,912,157
TOTAL CORPORATE BONDS (Cost $654,136,213)		$669,364,120

The accompanying notes are an integral part of the financial statements.

206

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) - 0.2%
Telecommunication services - 0.2%
Sprint Communications, Inc. 3.563%, 02/02/2024	$5,000,000	$5,013,550
TOTAL TERM LOANS (Cost $5,000,000)		$5,013,550

MUNICIPAL BONDS - 1.3%
California State Public Works Board, Series G2 8.361%, 10/01/2034	8,500,000	12,580,000
California Statewide Communities Development Authority 7.550%, 05/15/2040	4,300,000	5,711,131
Chicago Transit Authority, Series A (Illinois) 6.300%, 12/01/2021	140,000	151,084
City of Chicago (Illinois)
5.633%, 01/01/2020	2,100,000	2,122,617
7.750%, 01/01/2042	1,600,000	1,643,088
Iowa Tobacco Settlement Authority, Series A 6.500%, 06/01/2023	590,000	589,971
University of California 6.270%, 05/15/2031	5,300,000	5,721,191
TOTAL MUNICIPAL BONDS (Cost $26,025,497)		$28,519,082

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%
Commercial and residential - 8.7%
Alternative Loan Trust, Series 2005- 31, Class 2A1 1.324%, 08/25/2035(P)	4,269,447	3,714,623
American Home Mortgage Investment Trust, Series 2004-4, Class 4A 3.430%, 02/25/2045(P)	62,125	62,862
BAMLL Commercial Mortgage Securities Trust, Series 2016- ASHF, Class A 2.894%, 12/15/2033(P)(S)	4,600,000	4,624,342
Banc of America Mortgage Trust, Series 2005-F, Class 2A2 3.205%, 07/25/2035(P)	961,077	893,773
BCAP LLC Trust
Series 2011-RR4, Class 8A1, 5.250%, 02/26/2036 (S)	1,620,145	1,369,689
Series 2011-RR5, Class 12A1, 5.076%, 03/26/2037 (P)(S)	412,078	405,220
Series 2011-RR5, Class 5A1, 5.250%, 08/26/2037 (S)	2,624,080	2,697,374
Series 2012-RR10, Class 8A2, 4.000%, 03/26/2036 (P)(S)	1,281,912	1,279,696
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 2A1, 3.322%, 11/25/2034 (P)	799,235	768,164

Total Return Fund (continued)

		Shares or Principal Amount	Value
Collateralized mortgage obligations (continued)
Commercial and residential (continued)
Series 2005-1, Class 2A1, 3.459%, 03/25/2035 (P)		$1,603,776	$1,569,331
Series 2003-8, Class 2A1, 3.563%, 01/25/2034 (P)		169,231	171,754
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1, 3.327%, 09/25/2035 (P)		408,985	353,011
Series 2005-8, Class 21A1, 3.345%, 10/25/2035 (P)		4,297,675	4,117,358
Bear Stearns Commercial Mortgage Securities Trust, Series 2007- PW18, Class A4 5.700%, 06/11/2050		4,530,678	4,569,068
Bella Vista Mortgage Trust, Series 2005-1, Class 2A 1.550%, 02/22/2035(P)		1,542,747	1,399,775
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1, 3.430%, 05/25/2035 (P)		210,108	209,538
Series 2005-11, Class A2A, 2.930%, 10/25/2035 (P)		1,928,657	1,941,323
Series 2005-6, Class A1, 2.690%, 09/25/2035 (P)		1,985,021	2,042,184
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1, 6.000%, 12/25/2034		2,068,296	2,038,067
Series 2006-OC7, Class 2A2A, 1.194%, 07/25/2046 (P)		3,192,120	2,964,275
Series 2007-OA6, Class A1B, 1.224%, 06/25/2037 (P)		5,132,437	4,681,534
Series 2005-62, Class 2A1, 1.691%, 12/25/2035 (P)		2,603,009	2,372,364
Series 2005-81, Class A1, 1.304%, 02/25/2037 (P)		2,990,639	2,506,715
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-22, Class A3, 3.115%, 11/25/2034 (P)		602,478	593,930
Series 2004-HYB9, Class 1A1, 3.319%, 02/20/2035 (P)		712,459	717,372
Series 2005-HYB9, Class 3A2A, 3.309%, 02/20/2036 (P)		148,033	132,047
Credit Suisse Commercial Mortgage Trust
Series 2010-18, Class R, 3.256%, 04/26/2038 (P)(S)		1,064,471	1,053,069
Series 2007-C5, Class A4, 5.695%, 09/15/2040 (P)		2,531,297	2,533,239
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB 3.314%, 11/15/2049		3,000,000	3,113,152
Eurosail-UK PLC, Series 2007-4X, Class A2A 0.644%, 06/13/2045(P)	GBP	624,754	804,818

The accompanying notes are an integral part of the financial statements.

207

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
Collateralized mortgage obligations (continued)
Commercial and residential (continued)
First Horizon Mortgage Pass- Through Trust, Series 2004-AR7, Class 4A1 3.050%, 02/25/2035(P)		$815,993	$810,060
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1, 2.691%, 03/25/2036 (P)		3,324,679	2,877,644
Series 2006-AR6, Class A1A, 1.104%, 10/25/2046 (P)		6	6
Series 2006-AR8, Class 1A1A, 1.104%, 01/25/2047 (P)		3	3
GS Mortgage Securities Corp Trust, Series 2016-RENT, Class A 3.203%, 02/10/2029(S)		4,700,000	4,845,428
GS Mortgage Securities Trust, Series 2016-GS4, Class 225B 2.994%, 11/10/2029(S)		3,305,000	3,324,599
GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF2 1.374%, 01/25/2036(P)(S)		260,964	223,084
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1, 3.100%, 09/25/2035 (P)		5,711,889	5,896,112
Series 2005-AR7, Class 6A1, 3.144%, 11/25/2035 (P)		601,926	593,103
HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A 1.444%, 05/19/2035(P)		170,598	158,817
Hilton USA Trust, Series 2016-SFP, Class A 2.828%, 11/05/2035(S)		5,800,000	5,792,985
HomeBanc Mortgage Trust, Series 2005-4, Class A1 1.294%, 10/25/2035(P)		4,223,666	4,106,230
JPMorgan Alternative Loan Trust, Series 2006-S3, Class A6 6.120%, 08/25/2036		1,738,426	1,718,889
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2016-FLRR, Class AFL 2.439%, 01/15/2033(P)(S)		4,975,009	4,974,019
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class A4, 5.882%, 02/15/2051 (P)		322,237	322,139
Series 2016-ATRM, Class A, 2.962%, 10/05/2028 (S)		5,300,000	5,334,759
Series 2016-JP4, Class ASB, 3.474%, 12/15/2049 (P)		5,000,000	5,240,398
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2 5.750%, 01/25/2036		70,773	60,055
Landmark Mortgage Securities No 3 PLC, Series 3, Class A 0.616%, 04/17/2044(P)	GBP	1,959,562	2,400,458

Total Return Fund (continued)

	Shares or Principal Amount	Value
Collateralized mortgage obligations (continued)
Commercial and residential (continued)
Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A8 6.000%, 03/25/2037	$2,934,183	$2,253,120
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5, 3.029%, 04/25/2035 (P)	267,305	255,205
Series 2005-2, Class 1A, 2.543%, 10/25/2035 (P)	2,302,084	2,298,766
Series 2005-2, Class 3A, 1.995%, 10/25/2035 (P)	135,895	129,326
Series 2005-3, Class 4A, 1.274%, 11/25/2035 (P)	42,240	39,975
Series 2005-A6, Class 2A3, 1.404%, 08/25/2035 (P)	1,037,137	1,006,905
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016- C32, Class ASB 3.514%, 12/15/2049	2,500,000	2,627,587
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM, 3.402%, 07/13/2029 (P)(S)	4,800,000	4,989,010
Series 2016-UB12, Class ASB, 3.436%, 12/15/2049	3,000,000	3,098,585
Morgan Stanley Re-REMIC Trust, Series 2010-R4, Class 4B 1.605%, 02/26/2037(P)(S)	6,431,781	5,136,923
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1A1D 1.404%, 12/25/2035(P)	1,399,243	1,307,685
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1 1.184%, 02/25/2037(P)	7,447,496	6,337,319
RBSGC Mortgage Loan Trust, Series 2005-A, Class 1A 5.500%, 04/25/2035	1,624,502	1,569,093
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1, 1.241%, 02/26/2037 (P)(S)	2,590,550	2,459,325
Series 2011-4, Class 6A1, 1.231%, 06/27/2036 (P)(S)	1,900,000	1,621,685
Residential Accredits Loans, Inc. Trust, Series 2005-QS13, Class 2A1 1.724%, 09/25/2035(P)	2,973,106	2,278,313
Residential Accredits Loans, Inc. Trust, Series 2007-QO3, Class A1 1.184%, 03/25/2047(P)	2,679,645	2,345,265
Residential Asset Securitization Trust, Series 2005-A1, Class A1 5.500%, 04/25/2035	2,997,274	3,034,760
Residential Funding Mortgage Securities I Trust, Series 2004-S9, Class 1A23 5.500%, 12/25/2034	43,150	43,275

The accompanying notes are an integral part of the financial statements.

208

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
Collateralized mortgage obligations (continued)
Commercial and residential (continued)
RMAC PLC, Series 2005-NS1X, Class A2A 0.474%, 06/12/2037(P)	GBP	266,749	$327,744
Sequoia Mortgage Trust, Series 6, Class A 1.644%, 04/19/2027(P)		$1,683,533	1,578,825
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 2A 3.286%, 02/25/2035(P)		10,066,818	9,947,767
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A3, 1.254%, 07/19/2035 (P)		699,159	680,155
Series 2005-AR8, Class A1A, 1.304%, 02/25/2036 (P)		282,615	253,521
Series 2007-AR2, Class 2A1, 1.154%, 03/25/2037 (P)		1,583,606	1,166,644
TBW Mortgage-Backed Trust, Series 2006-4, Class A3 1.224%, 09/25/2036(P)		1,634,128	1,623,448
WaMu Mortgage Pass-Through Certificates
Series 2001-7, Class A, 1.857%, 05/25/2041 (P)		1,197	1,196
Series 2002-AR17, Class 1A, 1.891%, 11/25/2042 (P)		76,422	72,034
Series 2002-AR9, Class 1A, 2.091%, 08/25/2042 (P)		209,891	201,914
Series 2004-CB1, Class 6A, 6.000%, 06/25/2034		1,725,073	1,871,879
Series 2004-CB4, Class 11A, 6.000%, 12/25/2034		5,559,708	6,008,001
Series 2005-AR13, Class A1A1, 1.314%, 10/25/2045 (P)		8,085,101	8,015,485
Series 2005-AR19, Class A1A1, 1.294%, 12/25/2045 (P)		1,153,858	1,107,307
Washington Mutual Mortgage Pass- Through Certificates, Series 2006- 8, Class A6 4.548%, 10/25/2036(P)		3,486,272	2,315,139
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1, 3.097%, 01/25/2035 (P)		398,300	405,271
Series 2005-AR13, Class 1A5, 3.172%, 05/25/2035 (P)		359,024	360,408
Series 2005-AR4, Class 1A3, 3.236%, 04/25/2035 (P)		4,261,205	4,298,958
Series 2006-AR10, Class 1A1, 3.177%, 07/25/2036 (P)		1,290,200	1,243,848
Series 2006-AR2, Class 2A1, 3.096%, 03/25/2036 (P)		938,113	944,129

Total Return Fund (continued)

	Shares or Principal Amount	Value
Collateralized mortgage obligations (continued)
Commercial and residential (continued)
Series 2006-AR2, Class 2A5, 3.096%, 03/25/2036 (P)	$1,490,914	$1,459,640
		191,093,890
U.S. Government Agency - 2.8%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z, 7.500%, 12/20/2029	153,105	176,023
Series 2362, Class ZA, 6.500%, 09/15/2031	90,457	108,026
Series 2503, Class PZ, 6.000%, 09/15/2032	263,005	302,160
Series 2637, Class F, 1.389%, 06/15/2018 (P)	162	162
Series 2906, Class GZ, 5.000%, 09/15/2034	113,146	124,922
Series 2935, Class HJ, 5.000%, 02/15/2035	111,617	122,578
Series 4611, Class BF, 1.389%, 06/15/2041 (P)	6,353,622	6,370,142
Series 4620, Class AF, 1.423%, 11/15/2042 (P)	7,602,366	7,580,897
Series T-63, Class 1A1, 1.863%, 02/25/2045 (P)	70,407	70,636
Federal National Mortgage Association
Series 2002-56, Class ZQ, 6.000%, 09/25/2032	1,100,456	1,253,891
Series 2003-W1, Class 1A1, 5.552%, 12/25/2042 (P)	113,530	124,641
Series 2003-W6, Class F, 1.374%, 09/25/2042 (P)	557,955	554,684
Series 2005-120, Class NF, 1.124%, 01/25/2021 (P)	5,656	5,655
Series 2005-9, Class ZA, 5.000%, 02/25/2035	250,165	276,036
Series 2006-5, Class 3A2, 3.121%, 05/25/2035 (P)	65,503	69,091
Series 2007-73, Class A1, 1.084%, 07/25/2037 (P)	423,594	415,410
Series 2015-38, Class DF, 1.293%, 06/25/2055 (P)	5,716,448	5,698,182
Series 2016-62, Class AF, 1.433%, 09/25/2046 (P)	3,180,142	3,190,260
Government National Mortgage Association
Series 2005-21, Class Z, 5.000%, 03/20/2035	393,797	435,298
Series 2015-H31, Class FT, 1.633%, 11/20/2065 (P)	5,065,848	5,088,412
Series 2016-154, Class WF, 1.395%, 11/20/2045 (P)	4,529,949	4,523,369
Series 2016-H07, Class FK, 1.983%, 03/20/2066 (P)	8,658,219	8,816,153
Series 2016-H20, Class PT, 3.909%, 09/20/2066 (P)	5,952,966	6,615,295

The accompanying notes are an integral part of the financial statements.

209

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
Collateralized mortgage obligations (continued)
U.S. Government Agency (continued)
Series 2017-H01, Class FC, 1.933%, 12/20/2066 (P)		$5,006,207	$5,084,834
Series 2017-H07, Class FG, 1.443%, 02/20/2067 (P)		5,390,791	5,375,488
			62,382,245
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $250,275,257)			$253,476,135

ASSET BACKED SECURITIES - 16.1%
Allegro CLO I, Ltd., Series 2013- 1A, Class A1R 2.390%, 01/30/2026(P)(S)		6,000,000	5,999,946
Ally Auto Receivables Trust, Series 2014-1, Class B 1.840%, 08/15/2019		5,300,000	5,310,314
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A1, 0.920%, 02/20/2018		2,289,679	2,289,683
Series 2017-1, Class A2A, 1.510%, 05/18/2020		5,100,000	5,100,097
Anchorage Capital CLO 4, Ltd., Series 2014-4A, Class A1BR 2.312%, 07/28/2026(P)(S)		4,600,000	4,600,097
Apidos CLO XIV, Series 2013-14A, Class A 2.308%, 04/15/2025(P)(S)		4,000,000	3,995,372
Apidos CLO XVIII, Series 2014- 18A, Class A1R 2.273%, 07/22/2026(P)(S)		4,500,000	4,499,960
Ares XXIX CLO, Ltd., Series 2014- 1A, Class A1R 2.348%, 04/17/2026(P)(S)		5,000,000	4,999,955
AUTO ABS, Series 2012-3, Class A 0.030%, 09/27/2024	EUR	867,538	976,301
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1 1.624%, 12/25/2039(P)(S)		$3,693,245	3,690,610
Bear Stearns Asset Backed Securities Trust, Series 2005-1, Class M2 3.124%, 03/25/2035(P)		2,171,955	2,170,391
BNC Mortgage Loan Trust, Series 2007-2, Class A2 1.124%, 05/25/2037(P)		133,086	131,704
Brookside Mill CLO, Ltd., Series 2013-1A, Class A1 2.308%, 04/17/2025(P)(S)		2,150,000	2,149,991
Carlyle Global Market Strategies CLO, Ltd., Series 2014-5A, Class AR1 2.298%, 10/16/2025(P)(S)		5,000,000	5,000,070
CELF Low Levered Partners PLC, Series 2006-1A, Class A3 0.027%, 03/04/2024(P)(S)	EUR	1,310,138	1,470,966

Total Return Fund (continued)

	Shares or Principal Amount	Value
Asset backed securities (continued)
Cent CLO 21, Ltd., Series 2014- 21A, Class A1BR 2.380%, 07/27/2026(P)(S)	$5,200,000	$5,199,953
Chase Issuance Trust, Series 2017- A1, Class A 1.289%, 01/18/2022(P)	5,100,000	5,117,446
CIT Mortgage Loan Trust, Series 2007-1, Class 1A 2.374%, 10/25/2037(P)(S)	5,021,331	4,982,884
Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A1 1.184%, 12/25/2036(P)(S)	3,240,200	2,160,066
Countrywide Asset-Backed Certificates
Series 2004-10, Class MV2, 2.029%, 01/25/2035 (P)	94,408	94,543
Series 2005-1, Class MV6, 1.754%, 07/25/2035 (P)	4,300,000	3,999,092
Series 2005-17, Class MV1, 1.484%, 05/25/2036 (P)	5,300,000	4,686,113
Series 2005-BC4, Class M7, 2.749%, 05/25/2035 (P)	2,000,000	1,860,742
Series 2006-11, Class 2AV, 1.174%, 09/25/2046 (P)	2,894,078	2,780,728
Series 2006-25, Class 2A4, 1.244%, 06/25/2047 (P)	9,100,000	7,415,231
Series 2006-26, Class 1A, 1.164%, 06/25/2037 (P)	3,377,406	2,805,962
Series 2007-9, Class 1A, 1.224%, 06/25/2047 (P)	3,023,216	2,351,790
Credit-Based Asset Servicing & Securitization LLC, Series 2007- CB6, Class A3 1.244%, 07/25/2037(P)(S)	3,553,555	2,345,603
CVP Cascade CLO-1, Ltd., Series 2013-CLO1, Class A1R 2.308%, 01/16/2026(P)(S)	4,500,000	4,500,014
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L 2.282%, 08/15/2025(P)(S)	4,500,000	4,501,035
DT Auto Owner Trust, Series 2017- 1A, Class A 1.560%, 06/15/2020(S)	4,190,223	4,187,158
EMC Mortgage Loan Trust, Series 2001-A Class A 1.731%, 05/25/2040(P)(S)	232,146	215,500
Emerson Park CLO, Ltd., Series 2013-1A, Class A1AR 2.138%, 07/15/2025(P)(S)	4,000,000	3,999,968
Exeter Automobile Receivables Trust, Series 2017-1A, Class A 1.960%, 03/15/2021(S)	4,231,753	4,226,343
First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A5 1.174%, 12/25/2036(P)	2,577,430	2,149,414
First Investors Auto Owner Trust, Series 2017-1A, Class A1 1.690%, 04/15/2021(S)	4,746,758	4,744,801

The accompanying notes are an integral part of the financial statements.

210

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
Asset backed securities (continued)
Flagship CLO VIII, Ltd., Series 2014-8A, Class AR 2.408%, 01/16/2026(P)(S)		$5,000,000	$4,999,950
Flagship VII, Ltd., Series 2013-7A, Class A1R 2.276%, 01/20/2026(P)(S)		5,000,000	5,000,080
Galaxy XVI CLO, Ltd., Series 2013- 16A, Class A1R 2.310%, 11/16/2025(P)(S)		5,300,000	5,300,175
GM Financial Automobile Leasing Trust
Series 2017-1, Class A2A, 1.670%, 09/20/2019		6,000,000	6,007,280
Series 2017-1A, Class A2A, 1.510%, 03/16/2020 (S)		5,200,000	5,199,399
Golden Credit Card Trust, Series 2017-1A, Class A 1.389%, 02/15/2021(P)(S)		5,000,000	5,007,317
Goldentree Loan Opportunities VIII, Ltd., Series 2014-8A, Class AR 2.368%, 04/19/2026(P)(S)		5,000,000	4,999,955
GSAA Trust, Series 2005-7, Class AF4 5.058%, 05/25/2035		3,100,000	3,026,190
GSAMP Trust, Series 2007-FM1, Class A2A 1.094%, 12/25/2036(P)		235,223	126,702
Harbourmaster Pro-Rata CLO 3 BV, Series PR3A, Class A2 0.031%, 09/20/2023(P)(S)	EUR	5,200,000	5,831,755
Hillmark Funding, Ltd., Series 2006-1A, Class A1 1.422%, 05/21/2021(P)(S)		$295,114	294,717
HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A1 1.084%, 12/25/2036(P)		385,756	158,476
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A2A 1.690%, 12/16/2019(S)		5,000,000	4,999,425
ING Investment Management CLO, Ltd., Series 2007-4A, Class A1 1.383%, 06/14/2022(P)(S)		94,859	94,792
JMP Credit Advisors CLO III, Ltd., Series 2014-1A, Class AR 2.398%, 10/17/2025(P)(S)		5,300,000	5,300,074
Kitty Hawk CLO LLC, Series 2015- 1A, Class A1R 2.368%, 04/15/2027(P)(S)		4,000,000	4,000,008
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2, 1.454%, 06/25/2035 (P)		1,577,837	1,560,966
Series 2006-NC2, Class A3, 1.134%, 08/25/2036 (P)		2,680,919	1,429,978
Series 2007-HE2, Class A1, 2.174%, 08/25/2037 (P)		3,933,836	3,088,616
Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A2C 1.254%, 11/25/2037(P)		2,810,424	1,538,505

Total Return Fund (continued)

	Shares or Principal Amount	Value
Asset backed securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE6, Class A2D, 1.264%, 09/25/2036 (P)	$5,969,902	$2,943,528
Series 2006-WMC1, Class A2C, 1.334%, 12/25/2035 (P)	2,409,642	2,211,032
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE2, Class A2C 1.204%, 03/25/2036(P)	157,301	130,562
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A2 1.194%, 04/25/2037(P)	1,213,069	757,487
Mountain Hawk III CLO, Ltd., Series 2014-3A, Class AR 2.358%, 04/18/2025(P)(S)	4,500,000	4,499,960
MP CLO V, Ltd., Series 2014-1A, Class AR 2.408%, 07/18/2026(P)(S)	5,100,000	5,099,949
Navient Student Loan Trust, Series 2017-3A, Class A1 1.361%, 07/26/2066(P)(S)	6,500,000	6,500,228
New Century Home Equity Loan Trust
Series 2005-2, Class M4, 1.969%, 06/25/2035 (P)	3,067,429	2,580,563
Series 2005-4, Class M2, 1.534%, 09/25/2035 (P)	600,000	586,402
Series 2005-C, Class A2C, 1.274%, 12/25/2035 (P)	806,119	798,993
Northwoods Capital X, Ltd., Series 2013-10A, Class A1R 2.254%, 11/04/2025(P)(S)	4,500,000	4,497,719
Oak Hill Credit Partners X, Ltd., Series 2014-10A, Class AR 2.286%, 07/20/2026(P)(S)	5,000,000	5,000,080
Oaktree CLO, Ltd., Series 2014-2A, Class A1AR 2.376%, 10/20/2026(P)(S)	5,200,000	5,200,083
Octagon Investment Partners XIX, Ltd., Series 2014-1A, Class AR 2.258%, 04/15/2026(P)(S)	5,000,000	5,000,075
OHA Credit Partners IX, Ltd., Series 2013-9A, Class A1R 2.166%, 10/20/2025(P)(S)	5,000,000	5,000,025
Ownit Mortgage Loan Asset Backed Certificates, Series 2006- 1, Class AF2 3.400%, 10/25/2035(P)	2,219,076	1,422,802
OZLM Funding V, Ltd., Series 2013-5A, Class A1R 2.288%, 01/17/2026(P)(S)	5,300,000	5,303,864
OZLM IX, Ltd., Series 2014-9A, Class A1R 2.376%, 01/20/2027(P)(S)	5,400,000	5,399,951
Palmer Square CLO, Ltd.
Series 2013-1A, Class A1R, 2.152%, 05/15/2025 (P)(S)	4,000,000	3,999,976
Series 2013-2A, Class A1AR, 2.378%, 10/17/2027 (P)(S)	4,500,000	4,501,179
Park Place Securities, Inc.

The accompanying notes are an integral part of the financial statements.

211

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
Asset backed securities (continued)
Series 2005-WCW3, Class M1, 1.504%, 08/25/2035 (P)		$559,183	$546,531
Series 2005-WCW3, Class M2, 1.514%, 08/25/2035 (P)		2,000,000	1,760,343
Penta CLO SA, Series 2007-1X, Class A1 0.001%, 06/04/2024(P)	EUR	42,413	47,643
RASC Trust, Series 2005-KS4, Class M2 1.894%, 05/25/2035(P)		$1,132,309	1,121,377
Regatta V Funding, Ltd., Series 2014-1A, Class A1BR 2.316%, 10/25/2026(P)(S)		5,300,000	5,300,101
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R 2.706%, 10/20/2025(P)(S)		4,500,000	4,525,263
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR3, Class A3, 1.274%, 05/25/2036 (P)		2,183,192	1,305,511
Series 2007-HE1, Class A2A, 1.084%, 12/25/2036 (P)		419,991	142,151
Securitized Term Auto Receivables Trust, Series 2017-1A, Class A2A 1.510%, 04/25/2019(S)		5,300,000	5,297,176
Seneca Park CLO, Ltd., Series 2014- 1A, Class AR 2.278%, 07/17/2026(P)(S)		3,000,000	3,000,045
SLM Student Loan Trust, Series 2008-9, Class A 2.656%, 04/25/2023(P)		3,334,373	3,404,730
SoFi Consumer Loan Program LLC, Series 2016-3, Class A 3.050%, 12/26/2025(S)		4,487,403	4,533,640
SoFi Professional Loan Program LLC, Series 2017-B, Class A1FX 1.830%, 05/25/2040(S)		6,220,889	6,221,344
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3 1.999%, 12/25/2035(P)		2,319,902	2,116,110
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050%, 04/25/2029(S)		4,100,079	4,129,083
Staniford Street CLO, Ltd., Series 14-1A, Class AR 2.311%, 06/15/2025(P)(S)		5,000,000	4,999,980
Structured Asset Investment Loan Trust, Series 2006-1, Class A4 1.334%, 01/25/2036(P)		6,700,000	5,407,780
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R, 2.308%, 01/17/2026 (P)(S)		4,400,000	4,400,013
Series 2013-1A, Class A2R, 2.328%, 01/17/2026 (P)(S)		4,400,000	4,400,013
TICP CLO I, Ltd., Series 2014-1A, A1R 2.347%, 04/26/2026(P)(S)		4,000,000	3,999,964

Total Return Fund (continued)

	Shares or Principal Amount	Value
Asset backed securities (continued)
TICP CLO II, Ltd., Series 2014-2A, Class A1AR 2.316%, 07/20/2026(P)(S)	$4,000,000	$4,000,012
TICP CLO, Ltd., Series 2014-3A, Class AR 2.336%, 01/20/2027(P)(S)	4,300,000	4,300,069
VOLT LV LLC, Series 2017-NPL2, Class A1 3.500%, 03/25/2047(S)	4,808,395	4,812,564
VOLT LVII LLC, Series 2017- NPL4, Class A1 3.375%, 04/25/2047(S)	1,275,865	1,275,615
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 1A 1.249%, 05/25/2047(P)	4,196,917	3,422,373
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2 1.780%, 04/15/2020(S)	4,900,000	4,904,645
TOTAL ASSET BACKED SECURITIES (Cost $351,853,588)		$355,482,737

PREFERRED SECURITIES - 0.3%
Real estate - 0.3%
Sovereign Real Estate Investment Trust, 12.000% (S)	5,520	6,900,000
TOTAL PREFERRED SECURITIES (Cost $7,424,400)		$6,900,000

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 08/25/2017; Strike Price: $109.50) (I)	81,000	81
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 08/25/2017; Strike Price: $111.00) (I)	3,817,000	3,817
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 08/25/2017; Strike Price: $111.50) (I)	10,000	10
Exchange Traded Option on 5 Year U.S. Treasury Note Futures (Expiration Date: 08/25/2017; Strike Price: $109.25) (I)	1,752,000	1,752
Exchange Traded Option on Euro BUND Futures (Expiration Date: 08/25/2017; Strike Price: $146.00) (I)	60,200,000	6,763
Exchange Traded Option on Eurodollar Futures (Expiration Date: 03/19/2018; Strike Price: $98.25) (I)	1,575,000	51,188
Exchange Traded Option on Eurodollar Futures (Expiration Date: 06/19/2017; Strike Price: EUR 98.50) (I)	7,392,500	18,481

The accompanying notes are an integral part of the financial statements.

212

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or Principal Amount	Value
Purchased options (continued)
Put options (continued)
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.905% and pay a floating rate based on 3-month LIBOR (Expiration Date: 08/20/2018; Strike Rate: 2.905%; Counterparty: Morgan Stanley & Company, Inc.) (I)	10,400,000	$340,787
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.930% and pay a floating rate based on 3-month LIBOR (Expiration Date: 08/20/2018; Strike Rate: 2.930%; Counterparty: Goldman Sachs & Company) (I)	3,800,000	118,492
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.940% and pay a floating rate based on 3-month LIBOR (Expiration Date: 08/20/2018; Strike Rate: 2.940%; Counterparty: Goldman Sachs & Company) (I)	3,300,000	100,865
		642,236
TOTAL PURCHASED OPTIONS (Cost $1,948,624)		$642,236

SHORT-TERM INVESTMENTS - 20.2%
Certificate of deposit - 4.3%
Barclays Bank PLC
1.850%, 12/06/2017 *	$2,000,000	2,004,962
1.906%, 09/08/2017 *	10,000,000	10,023,130
1.949%, 11/06/2017 *	13,000,000	13,033,982
Credit Suisse AG 1.920%, 09/12/2017 *	9,200,000	9,223,221
Mitsubishi UFJ Trust & Banking Corp. 1.872%, 09/19/2017 *	4,600,000	4,610,129
Mizuho Bank, Ltd. 1.820%, 12/12/2017 *	12,100,000	12,138,478
Natixis SA
1.846%, 09/25/2017 *	1,200,000	1,202,603
1.846%, 10/02/2017 *	3,000,000	3,000,000
Norinchukin Bank 1.871%, 10/10/2017 *	9,700,000	9,726,762
Sumitomo Mitsui Banking Corp. 1.831%, 09/15/2017 *	9,500,000	9,519,684
Sumitomo Mitsui Trust Bank, Ltd.
1.860%, 10/06/2017 *	10,900,000	10,925,582
1.882%, 09/18/2017 *	9,000,000	9,019,422
		94,427,955
Commercial paper - 1.5%
Arrow Electronics, Inc. 1.550%, 06/16/2017 *	4,000,000	3,997,445
CRH America Finance, Inc. 1.270%, 06/05/2017 *	3,000,000	2,999,519
Energy Transfer Partners LP 1.900%, 06/15/2017 *	5,500,000	5,496,709

Total Return Fund (continued)

		Shares or Principal Amount	Value
Short-term investments (continued)
Commercial paper (continued)
Engie SA
1.550%, 11/01/2017 *		$5,800,000	$5,767,795
1.600%, 10/03/2017 *		2,600,000	2,588,806
Eni Finance USA, Inc. 1.750%, 10/02/2017 *		2,100,000	2,089,779
Glencore Funding LLC 1.260%, 07/05/2017 *		9,800,000	9,788,681
ONEOK Partners LP 1.500%, 06/16/2017 *		1,000,000	999,472
			33,728,206
Foreign government - 14.1%
Argentina Treasury Bill
3.194%, 04/27/2018 *		8,900,000	8,647,026
3.251%, 12/15/2017 *		4,300,000	4,233,612
Federative Republic of Brazil
10.713%, 01/01/2018 *	BRL	58,700,000	17,223,419
11.244%, 10/01/2017 *		33,200,000	9,941,122
Japan Treasury Discount Bill
(0.344)%, 06/05/2017 *	JPY	9,560,000,000	86,321,232
(0.319)%, 06/19/2017 *		1,130,000,000	10,203,660
(0.141)%, 07/24/2017 *		1,850,000,000	16,707,079
(0.138)%, 08/07/2017 *		5,020,000,000	45,338,963
(0.127)%, 08/21/2017 *		1,810,000,000	16,347,528
(0.118)%, 08/28/2017 *		9,560,000,000	86,347,301
Mexico Cetes
6.436%, 01/04/2018 *	MXN	4,420,000	2,271,534
6.493%, 08/17/2017 *		16,650,000	8,795,943
			312,378,419
U.S. Government - 0.1%
U.S. Treasury Bill 0.650%, 06/01/2017 (D)*		$1,088,000	1,088,000
			1,088,000
Repurchase agreement - 0.2%
Repurchase Agreement with State Street Corp. dated 05/31/2017 at 0.220% to be repurchased at $5,114,031 on 06/01/2017, collateralized by $5,325,000 U.S. Treasury Notes, 1.125% due 08/31/2021 (valued at $5,218,133, including interest) ,		5,114,000	5,114,000
			5,114,000
TOTAL SHORT-TERM INVESTMENTS (Cost $442,439,605)			$446,736,580

The accompanying notes are an integral part of the financial statements.

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	Shares or Principal Amount	Value
Total Investments (Total Return Fund) (Cost $3,209,177,339) - 146.2%		$3,232,702,118
Other assets and liabilities, net - (46.2%)		(1,021,149,898)
TOTAL NET ASSETS - 100.0%		$2,211,552,220
SALE COMMITMENTS OUTSTANDING - (0.3)%
U.S. Government Agency - (0.3)%
Government National Mortgage Association 3.500%, TBA (C)	$(6,000,000)	$(6,208,122)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost ($6,247,031))		($6,208,122)

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $454,915,754 or 20.6% of the fund’s net assets as of 5-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	5,249	Long	Sep 2017	$619,934,274	$621,022,312	$1,088,038
10-Year U.S. Treasury Note Futures	4,466	Long	Sep 2017	562,201,168	564,041,844	1,840,676
German Euro BUND Futures	713	Long	Sep 2017	131,576,528	131,595,774	19,246
U.S. Treasury Long Bond Futures	141	Long	Sep 2017	21,486,520	21,687,562	201,042
10-Year Canada Government Bond Futures	137	Short	Sep 2017	(14,639,577)	(14,752,208)	(112,631)
Eurodollar Futures	262	Short	Dec 2017	(64,594,909)	(64,586,275)	8,634
Eurodollar Futures	52	Short	Mar 2018	(12,807,534)	(12,809,550)	(2,016)
Eurodollar Futures	541	Short	Jun 2018	(133,112,656)	(133,153,625)	(40,969)
Eurodollar Futures	398	Short	Dec 2018	(97,640,252)	(97,783,625)	(143,373)
Eurodollar Futures	316	Short	Mar 2019	(77,476,231)	(77,593,800)	(117,569)
Euro-BTP Futures	27	Short	Jun 2017	(3,948,848)	(4,038,194)	(89,346)
Euro-OAT Futures	1,238	Short	Jun 2017	(203,157,599)	(210,789,389)	(7,631,790)
U.K. Long Gilt Bond Futures	314	Short	Sep 2017	(51,570,679)	(51,761,132)	(190,453)
						($5,170,511)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

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FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	5,091,544	USD	1,558,000	Bank of America, N.A.	6/2/2017	$15,431	-
BRL	4,479,639	USD	1,372,018	Citibank N.A.	6/2/2017	12,317	-
BRL	50,459,855	USD	15,556,265	Deutsche Bank AG London	6/2/2017	37,257	-
BRL	12,015,980	USD	3,704,406	JPMorgan Chase Bank	6/2/2017	8,872	-
BRL	52,899,978	USD	16,894,474	Standard Chartered Bank London	6/2/2017	-	($546,886)
BRL	296,710	USD	86,190	JPMorgan Chase Bank	1/3/2018	1,842	-
CAD	6,228,000	USD	4,625,325	BNP Paribas SA	6/2/2017	-	(14,831)
CHF	4,892,000	USD	4,859,767	Goldman Sachs Bank USA	6/2/2017	191,083	-
DKK	74,000,000	USD	10,668,435	Bank of America, N.A.	7/3/2017	526,910	-
DKK	156,416,000	USD	22,786,883	Citibank N.A.	10/2/2017	995,356	-
EUR	22,801,000	USD	25,582,722	Bank of America, N.A.	6/2/2017	30,767	-
EUR	6,146,000	USD	6,706,875	Goldman Sachs Bank USA	6/2/2017	197,230	-
GBP	6,383,000	USD	8,203,910	Citibank N.A.	6/2/2017	20,270	-
GBP	846,000	USD	1,094,859	Goldman Sachs Bank USA	6/2/2017	-	(4,830)
IDR	31,674,090,000	USD	2,333,954	JPMorgan Chase Bank	10/13/2017	7,913	-
JPY	140,700,000	USD	1,268,825	Goldman Sachs Bank USA	6/2/2017	1,604	-
JPY	5,935,400,000	USD	53,441,380	JPMorgan Chase Bank N.A.	6/2/2017	151,397	-
JPY	9,560,000,000	USD	86,087,348	UBS AG	6/5/2017	241,779	-
USD	1,569,672	BRL	5,091,544	Bank of America, N.A.	6/2/2017	-	(3,759)
USD	1,381,028	BRL	4,479,639	Citibank N.A.	6/2/2017	-	(3,308)
USD	15,719,581	BRL	50,459,855	Deutsche Bank AG London	6/2/2017	126,060	-
USD	3,720,696	BRL	12,015,980	JPMorgan Chase Bank	6/2/2017	7,419	-
USD	16,308,530	BRL	52,899,978	Standard Chartered Bank London	6/2/2017	-	(39,058)
USD	1,362,359	BRL	4,479,639	Citibank N.A.	7/5/2017	-	(12,000)
USD	9,022,229	BRL	33,200,000	Standard Chartered Bank London	10/3/2017	-	(979,987)
USD	86,783	BRL	296,710	BNP Paribas SA	1/3/2018	-	(1,249)
USD	52,825	BRL	200,000	Deutsche Bank AG London	1/3/2018	-	(6,515)
USD	8,337,905	BRL	30,400,000	JPMorgan Chase Bank	1/3/2018	-	(681,572)
USD	8,279,804	BRL	28,100,000	Nomura Global Financial Products, Inc.	1/3/2018	-	(57,277)
USD	1,271,362	BRL	4,800,000	BNP Paribas SA	4/3/2018	-	(131,792)
USD	6,295,469	BRL	21,400,000	HSBC Bank USA	4/3/2018	39,745	-
USD	15,895,611	BRL	53,600,000	JPMorgan Chase Bank	4/3/2018	227,068	-
USD	4,565,919	CAD	6,228,000	HSBC Bank USA	6/2/2017	-	(44,575)
USD	227,077	CAD	306,000	Standard Chartered Bank	6/2/2017	550	-
USD	4,627,903	CAD	6,228,000	BNP Paribas SA	7/5/2017	14,706	-
USD	1,728,283	DKK	11,787,756	Bank of America, N.A.	7/3/2017	-	(55,068)
USD	10,780,415	DKK	74,000,000	Goldman Sachs Bank USA	7/3/2017	-	(414,931)
USD	18,826,229	DKK	129,628,000	Goldman Sachs Bank USA	10/2/2017	-	(883,034)
USD	13,417,764	DKK	87,618,000	HSBC Bank USA	10/2/2017	95,903	-
USD	3,679,153	DKK	24,005,000	JPMorgan Chase Bank N.A.	10/2/2017	29,317	-
USD	10,007,164	DKK	65,565,000	UBS AG	10/3/2017	37,784	-
USD	10,406,455	DKK	71,092,000	Bank of America, N.A.	1/2/2018	-	(461,029)
USD	15,008,850	DKK	102,608,000	JPMorgan Chase Bank N.A.	1/2/2018	-	(676,331)
USD	43,922,484	DKK	299,637,000	Bank of America, N.A.	4/3/2018	-	(2,139,423)
USD	18,521,692	DKK	124,549,900	BNP Paribas SA	4/3/2018	-	(624,829)
USD	16,004,333	DKK	108,913,100	Goldman Sachs Bank USA	4/3/2018	-	(738,409)
USD	30,646,224	EUR	28,050,000	BNP Paribas SA	6/2/2017	-	(863,726)
USD	336,495	EUR	308,000	Goldman Sachs Bank USA	6/2/2017	-	(9,496)
USD	646,502	EUR	589,000	JPMorgan Chase Bank N.A.	6/2/2017	-	(15,150)
USD	25,628,324	EUR	22,801,000	Bank of America, N.A.	7/5/2017	-	(30,672)
USD	3,286,232	GBP	2,536,000	BNP Paribas SA	6/2/2017	18,722	-
USD	6,070,036	GBP	4,693,000	Goldman Sachs Bank USA	6/2/2017	23,337	-
USD	8,212,885	GBP	6,383,000	Citibank N.A.	7/5/2017	-	(20,022)
USD	3,555,406	GBP	2,771,000	UBS AG	7/5/2017	-	(18,679)
USD	12,904,847	JPY	1,436,500,000	HSBC Bank USA	6/2/2017	-	(65,807)
USD	40,409,919	JPY	4,519,000,000	JPMorgan Chase Bank N.A.	6/2/2017	-	(393,692)
USD	1,085,460	JPY	120,600,000	Morgan Stanley Bank, N.A.	6/2/2017	-	(3,479)
USD	41,909,475	JPY	4,760,000,000	Bank of America, N.A.	6/5/2017	-	(1,074,484)
USD	42,275,315	JPY	4,800,000,000	Citibank N.A.	6/5/2017	-	(1,069,854)
USD	6,383,262	JPY	730,000,000	Citibank N.A.	6/19/2017	-	(212,912)
USD	3,498,843	JPY	400,000,000	UBS AG	6/19/2017	-	(115,499)
USD	1,270,767	JPY	140,700,000	Goldman Sachs Bank USA	7/5/2017	-	(1,560)
USD	17,044,094	JPY	1,850,000,000	BNP Paribas SA	7/24/2017	300,851	-
USD	1,887,759	JPY	210,000,000	Bank of America, N.A.	8/7/2017	-	(13,994)
USD	28,554,648	JPY	3,170,000,000	Citibank N.A.	8/7/2017	-	(152,768)
USD	14,770,756	JPY	1,640,000,000	UBS AG	8/7/2017	-	(81,031)
USD	16,372,756	JPY	1,810,000,000	JPMorgan Chase Bank N.A.	8/21/2017	-	(28,578)
USD	86,416,673	JPY	9,560,000,000	UBS AG	8/28/2017	-	(237,890)
USD	33,626,722	KRW	38,601,795,651	JPMorgan Chase Bank	6/23/2017	-	(861,235)
USD	3,306,579	KRW	3,807,360,525	Standard Chartered Bank London	6/23/2017	-	(95,027)
USD	10,084,238	KRW	11,563,439,469	UBS AG	6/23/2017	-	(246,873)
USD	8,335,169	MXN	166,500,000	BNP Paribas SA	8/17/2017	-	(484,124)
USD	2,158,467	MXN	44,200,000	Goldman Sachs Bank USA	1/4/2018	-	(130,068)
USD	523,535	NZD	759,000	Goldman Sachs Bank USA	6/2/2017	-	(14,217)
USD	38,822,974	SGD	54,531,526	Bank of America, N.A.	6/23/2017	-	(597,786)
USD	208,537	THB	7,317,037	JPMorgan Chase Bank	6/23/2017	-	(6,267)
USD	54,038,318	TWD	1,649,465,619	Bank of America, N.A.	6/23/2017	-	(833,250)
USD	18,623,956	TWD	576,225,213	Goldman Sachs Bank USA	6/23/2017	-	(544,907)
ZAR	1,924,000	USD	140,501	BNP Paribas SA	8/4/2017	4,598	-
						$3,366,088	($16,743,740)

The accompanying notes are an integral part of the financial statements.

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WRITTEN OPTIONS

Options on exchange-traded futures contracts

Name of issuer	Exercise price	Expiration date	Number of contracts		Notional amount	Premium	Value
Calls
Euro BUND Futures	$164.00	Jun 2017	93	EUR	9,300,000	$60,168	($91,935)
Euro BUND Futures	164.50	Jun 2017	234	EUR	23,400,000	100,116	(160,347)
Eurodollar Futures	98.75	Mar 2018	630	USD	1,575,000	69,917	(70,875)
						$230,201	($323,157)
Puts
Euro BUND Futures	$160.50	Jun 2017	177	EUR	17,700,000	$75,616	($7,953)
						$75,616	($7,953)
						$305,817	($331,110)

The accompanying notes are an integral part of the financial statements.

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WRITTEN OPTIONS (CONTINUED)

Foreign currency options

Description	Counterparty (OTC)	Exercise price	Expiration date	Number of contracts		Notional amount	Premium	Value
Calls
U.S. Dollar versus Brazilian Real	Credit Suisse International	$3.55	Oct 2017	8,500,000	USD	8,500,000	$127,500	($125,367)
U.S. Dollar versus Brazilian Real	Credit Suisse International	3.38	Jun 2017	15,100,000	USD	15,100,000	151,000	(74,670)
U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	5,000,000	USD	5,000,000	266,250	(645)
U.S. Dollar versus Brazilian Real	Deutsche Bank AG	4.25	Nov 2017	3,600,000	USD	3,600,000	105,120	(12,244)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	3.43	Jun 2017	22,300,000	USD	22,300,000	182,860	(86,100)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	3.20	Jun 2017	8,900,000	USD	8,900,000	118,370	(117,293)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	3.35	Jun 2017	4,500,000	USD	4,500,000	38,250	(32)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	3.38	Jun 2017	8,200,000	USD	8,200,000	91,020	(45,551)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	3.43	Jul 2017	8,200,000	USD	8,200,000	64,468	(48,495)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	3.31	Jun 2017	8,200,000	USD	8,200,000	64,780	(713)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	3.51	Sep 2017	5,200,000	USD	5,200,000	80,600	(84,838)
U.S. Dollar versus South African Rand	Citibank N.A.	14.00	Jun 2017	12,800,000	USD	12,800,000	181,952	(42,637)
U.S. Dollar versus South African Rand	HSBC Bank	14.15	Jun 2017	6,400,000	USD	6,400,000	41,440	(685)
U.S. Dollar versus South African Rand	HSBC Bank	13.50	Jun 2017	3,100,000	USD	3,100,000	46,500	(47)
U.S. Dollar versus South African Rand	HSBC Bank	13.58	Jun 2017	1,800,000	USD	1,800,000	22,860	(14,065)
							$1,582,970	($653,382)
Puts
Pound Sterling versus U.S. Dollar	Goldman Sachs Bank USA	$1.62	Jun 2017	1,800,000	GBP	15,000,000	$85,030	($65,305)
							$85,030	($65,305)
							$1,668,000	($718,687)

The accompanying notes are an integral part of the financial statements.

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WRITTEN OPTIONS (CONTINUED)

Interest rate swaptions

Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date	Number of contracts		Notional amount	Premium	Value
Puts
5-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	2.80%	Aug 2018	31,200,000	USD	31,200,000	$726,600	($122,928)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.80%	Aug 2018	46,000,000	USD	46,000,000	1,026,442	(181,240)
									$1,753,042	($304,168)

The accompanying notes are an integral part of the financial statements.

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WRITTEN OPTIONS (CONTINUED)

Inflation floors

Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date	Number of contracts		Notional amount	Premium	Value
Floor- OTC CPURNSA Index	Citibank N.A.	215.95	Maximum of ((1+0.0%)10 - (Index Final/Index Initial)) or $0	Mar 2020	4,500,000	USD	4,500,000	$38,060	($5)
Floor- OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)10 - (Index Final/Index Initial)) or $0	Apr 2020	11,000,000	USD	11,000,000	98,100	(22)
Floor- OTC CPURNSA Index	Citibank N.A.	217.97	Maximum of ((1+0.0%)10 - (Index Final/Index Initial)) or $0	Sep 2020	4,100,000	USD	4,100,000	52,890	(21)
Floor- OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)10 - (Index Final/Index Initial)) or $0	Mar 2020	1,600,000	USD	1,600,000	12,000	(2)
								$201,050	($50)

The accompanying notes are an integral part of the financial statements.

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SWAPS

Interest rate swaps

Centrally cleared	Notional amount	Currency	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	39,800,000	USD	Fixed 2.000%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2019	($785,373)	$106,196	($679,177)
Centrally cleared	72,400,000	USD	Fixed 1.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2021	2,179,663	(737,346)	1,442,317
Centrally cleared	52,800,000	USD	Fixed 1.450%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2021	(95,040)	654,958	559,918
Centrally cleared	68,100,000	USD	Fixed 1.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2022	2,847,263	(876,442)	1,970,821
Centrally cleared	20,900,000	GBP	Fixed 1.000%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2022	(176,347)	(66,886)	(243,233)
Centrally cleared	99,700,000	USD	Fixed 2.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2022	787,841	(3,550,426)	(2,762,585)
Centrally cleared	2,400,000	USD	Fixed 2.350%	USD-LIBOR-BBA	Semi-Annual	Semi-Annual	Aug 2025	(127,689)	61,639	(66,050)
Centrally cleared	7,200,000	CAD	Fixed 2.300%	CAD-BA-CDOR	Semi-Annual	Semi-Annual	Dec 2025	(143,695)	(185,451)	(329,146)
Centrally cleared	10,810,000,000	JPY	Fixed 0.300%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2026	(4,029,008)	3,122,528	(906,480)
Centrally cleared	27,700,000	USD	Fixed 2.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2026	(119,836)	(438,968)	(558,804)
Centrally cleared	6,510,000	USD	Fixed 1.750%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2026	(179,219)	361,032	181,813
Centrally cleared	100,000	USD	Fixed 1.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Apr 2027	2,173	(970)	1,203
Centrally cleared	29,400,000	GBP	Fixed 1.500%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2027	(1,153,639)	(25,814)	(1,179,453)
Centrally cleared	2,380,000,000	JPY	Fixed 0.300%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2027	(123,856)	47,088	(76,768)
Centrally cleared	120,800,000	USD	Fixed 2.750%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2045	(10,536,583)	1,875,822	(8,660,761)
Centrally cleared	7,100,000	USD	Fixed 2.500%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2046	(521,716)	401,331	(120,385)
Centrally cleared	1,400,000	CAD	Fixed 1.750%	CAD-BA-CDOR	Semi-Annual	Semi-Annual	Dec 2046	139,949	(31,847)	108,102
Centrally cleared	7,800,000	GBP	Fixed 1.750%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2048	(942,556)	108,587	(833,969)
								($12,977,668)	$825,031	($12,152,637)

The accompanying notes are an integral part of the financial statements.

221

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

SWAPS (CONTINUED)

Credit default swaps - Seller

Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied Credit spread	Notional amount	Currency	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
BNP Paribas SA	Petroleo Brasileiro SA	1.865%	300,000	USD	300,000	1.000%	Quarterly	Mar 2020	($31,193)	$24,759	($6,434)
Goldman Sachs International	CDX.NA.IG.9-V4	0.800%	868,049	USD	868,049	0.548%	Quarterly	Dec 2017	-	3,600	3,600
Goldman Sachs International	Petroleo Brasileiro SA	1.713%	300,000	USD	300,000	1.000%	Quarterly	Dec 2019	(16,744)	12,031	(4,713)
HSBC Bank USA	Petroleo Brasileiro SA	1.865%	100,000	USD	100,000	1.000%	Quarterly	Mar 2020	(9,856)	7,711	(2,145)
JPMorgan Chase Bank	CDX.NA.IG.9-V4	0.800%	1,928,998	USD	$1,928,998	0.553%	Quarterly	Dec 2017	-	8,074	8,074
Merrill Lynch International, Ltd.	CMBX.NA.AAA Indices	0.696%	8,000,000	USD	8,000,000	0.500%	Monthly	Sep 2058	(317,909)	201,227	(116,682)
					$11,497,047				($375,702)	$257,402	($118,300)
Centrally cleared	Sprint Communications, Inc.	1.156%	2,400,000	USD	$2,400,000	0.500%	Quarterly	Dec 2019	$112,338	$142,538	$254,876
Centrally cleared	Sprint Communications, Inc.	1.156%	2,200,000	USD	2,200,000	0.500%	Quarterly	Dec 2019	101,508	132,128	233,636
Centrally cleared	Volkswagen AG	0.651%	5,800,000	EUR	6,162,791	1.000%	Quarterly	Dec 2021	(46,093)	162,746	116,653
Centrally cleared	General Motors Company	1.594%	2,100,000	USD	2,100,000	5.000%	Quarterly	Jun 2022	337,797	21,560	359,357
Centrally cleared	Simon Property Group	0.976%	3,500,000	USD	3,500,000	1.000%	Quarterly	Jun 2022	(11,472)	22,627	11,155
Centrally cleared	Tesco PLC	1.666%	3,000,000	EUR	3,238,960	1.000%	Quarterly	Jun 2022	(142,072)	38,927	(103,145)
					$19,601,751				$352,006	$520,526	$872,532
					$31,098,798				($23,696)	$777,928	$754,232

Derivative currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Derivative abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

222

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund

	Shares or Principal Amount	Value
CORPORATE BONDS - 91.1%
Consumer discretionary - 18.0%
Altice US Finance I Corp.
5.375%, 07/15/2023 (S)	$630,000	$657,563
5.500%, 05/15/2026 (S)	875,000	916,563
AMC Entertainment Holdings, Inc. 5.875%, 11/15/2026(S)	625,000	644,844
Asbury Automotive Group, Inc. 6.000%, 12/15/2024	2,115,000	2,163,909
Brinker International, Inc. 5.000%, 10/01/2024(S)	625,000	630,469
CBS Radio, Inc. 7.250%, 11/01/2024(S)	30,000	31,650
CCM Merger, Inc. 6.000%, 03/15/2022(S)	1,450,000	1,497,125
CCO Holdings LLC
5.125%, 02/15/2023	20,000	20,738
5.125%, 05/01/2023 to 05/01/2027 (S)	1,735,000	1,817,823
5.250%, 09/30/2022	310,000	320,949
5.375%, 05/01/2025 (S)	2,395,000	2,535,706
5.750%, 02/15/2026 (S)	2,700,000	2,892,375
5.875%, 04/01/2024 (S)	470,000	504,898
Cequel Communications Holdings I LLC 7.750%, 07/15/2025(S)	725,000	806,563
Cinemark USA, Inc. 5.125%, 12/15/2022	700,000	719,250
Cooper Tire & Rubber Company 7.625%, 03/15/2027(L)	2,410,000	2,699,200
EMI Music Publishing Group North America Holdings, Inc. 7.625%, 06/15/2024(S)	375,000	413,438
ESH Hospitality, Inc. 5.250%, 05/01/2025(S)	2,975,000	3,039,974
GLP Capital LP
4.375%, 04/15/2021 (L)	75,000	78,938
5.375%, 11/01/2023	475,000	514,188
Gray Television, Inc.
5.125%, 10/15/2024 (S)	975,000	975,000
5.875%, 07/15/2026 (S)	2,000,000	2,030,000
Group 1 Automotive, Inc.
5.000%, 06/01/2022	775,000	786,625
5.250%, 12/15/2023 (S)	500,000	506,250
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (S)	650,000	676,195
5.250%, 06/01/2026 (S)	650,000	682,013
Lamar Media Corp. 5.875%, 02/01/2022	500,000	518,750
Levi Strauss & Company 5.000%, 05/01/2025	175,000	182,219
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (S)	925,000	936,563
5.375%, 06/15/2022 (S)	250,000	259,375
LKQ Corp. 4.750%, 05/15/2023	3,150,000	3,196,856

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
Corporate bonds (continued)
Consumer discretionary (continued)
NAI Entertainment Holdings 5.000%, 08/01/2018(S)	$625,000	$627,344
National CineMedia LLC
5.750%, 08/15/2026	750,000	727,500
6.000%, 04/15/2022	2,000,000	2,032,500
Nexstar Broadcasting, Inc.
5.625%, 08/01/2024 (S)	600,000	604,500
6.125%, 02/15/2022 (S)	1,525,000	1,605,063
Nielsen Finance LLC 5.000%, 04/15/2022(S)	3,000,000	3,086,250
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	239,200
5.625%, 02/15/2024	375,000	392,344
Penske Automotive Group, Inc.
5.375%, 12/01/2024	1,113,000	1,121,348
5.750%, 10/01/2022	2,000,000	2,070,000
Pinnacle Entertainment, Inc. 5.625%, 05/01/2024(S)	275,000	284,625
Salem Media Group, Inc. 6.750%, 06/01/2024(S)	1,300,000	1,326,000
Service Corp. International
7.500%, 04/01/2027	450,000	527,625
8.000%, 11/15/2021	1,640,000	1,943,400
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,381,125
6.125%, 03/15/2027 (S)	250,000	250,625
Speedway Motorsports, Inc. 5.125%, 02/01/2023	650,000	658,125
The EW Scripps Company 5.125%, 05/15/2025(S)	450,000	460,688
The Nielsen Company Luxembourg SARL 5.000%, 02/01/2025(S)	400,000	408,000
The ServiceMaster Company LLC 5.125%, 11/15/2024(S)	600,000	622,260
The William Carter Company 5.250%, 08/15/2021	300,000	309,450
Vista Outdoor, Inc. 5.875%, 10/01/2023(L)	125,000	126,406
Wolverine World Wide, Inc. 5.000%, 09/01/2026(S)	225,000	221,625
		54,682,012
Consumer staples - 2.2%
Aramark Services, Inc. 5.125%, 01/15/2024	370,000	390,350
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	1,022,500
5.250%, 04/01/2025	600,000	621,000
Cott Beverages, Inc. 5.375%, 07/01/2022	445,000	462,244
Cott Holdings, Inc. 5.500%, 04/01/2025(S)	375,000	383,906
Darling Ingredients, Inc. 5.375%, 01/15/2022	150,000	155,250
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (S)	25,000	25,625

The accompanying notes are an integral part of the financial statements.

223

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
Corporate bonds (continued)
Consumer staples (continued)
4.875%, 11/01/2026 (S)	$25,000	$25,625
Pilgrim’s Pride Corp. 5.750%, 03/15/2025(S)	765,000	784,125
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	875,000	894,688
5.875%, 01/15/2024	50,000	53,250
Post Holdings, Inc. 5.000%, 08/15/2026(S)	1,175,000	1,183,813
Prestige Brands, Inc. 6.375%, 03/01/2024(S)	555,000	586,913
		6,589,289
Energy - 21.2%
Archrock Partners LP 6.000%, 04/01/2021 to 10/01/2022	1,875,000	1,879,125
Baytex Energy Corp.
5.125%, 06/01/2021 (S)	1,400,000	1,312,500
5.625%, 06/01/2024 (S)	510,000	465,375
Bristow Group, Inc. 6.250%, 10/15/2022	2,325,000	1,416,797
Continental Resources, Inc. 3.800%, 06/01/2024	100,000	93,440
Denbury Resources, Inc.
4.625%, 07/15/2023	1,500,000	1,001,250
6.375%, 08/15/2021	1,150,000	878,313
Enable Midstream Partners LP
2.400%, 05/15/2019	1,875,000	1,867,294
3.900%, 05/15/2024	1,600,000	1,589,394
5.000%, 05/15/2044	125,000	118,933
EnLink Midstream Partners LP
4.150%, 06/01/2025 (L)	1,525,000	1,536,880
4.400%, 04/01/2024	1,904,000	1,965,528
4.850%, 07/15/2026	525,000	553,727
Ensco PLC 5.750%, 10/01/2044	2,425,000	1,718,307
Era Group, Inc. 7.750%, 12/15/2022	1,475,000	1,364,375
Gulfport Energy Corp.
6.000%, 10/15/2024 (S)	625,000	612,500
6.375%, 05/15/2025 (S)	500,000	496,250
6.625%, 05/01/2023	1,000,000	1,007,500
Hilcorp Energy I LP
5.000%, 12/01/2024 (S)	1,250,000	1,184,375
5.750%, 10/01/2025 (S)	1,250,000	1,221,875
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	1,620,000	891,000
5.875%, 04/01/2020	585,000	330,525
Matador Resources Company 6.875%, 04/15/2023	250,000	262,500
Murphy Oil Corp.
4.700%, 12/01/2022	1,175,000	1,148,563
6.875%, 08/15/2024	585,000	612,788
Nabors Industries, Inc. 5.500%, 01/15/2023(S)	225,000	222,750
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,895,000	1,937,638
7.768%, 12/15/2037 (S)	4,000,000	4,750,000

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
Corporate bonds (continued)
Energy (continued)
9.625%, 06/01/2019 (S)	$435,000	$445,331
Overseas Shipholding Group, Inc. 8.125%, 03/30/2018	750,000	776,250
PDC Energy, Inc. 6.125%, 09/15/2024(S)	400,000	411,000
PHI, Inc. 5.250%, 03/15/2019	4,200,000	3,822,000
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	3,550,000	3,780,750
6.875%, 04/15/2040 (S)	1,657,000	1,797,845
7.500%, 07/15/2038 (S)	326,000	365,120
Rose Rock Finance Corp. 5.625%, 11/15/2023	500,000	497,810
Rose Rock Finance Corp. 5.625%, 07/15/2022	1,000,000	1,005,000
Sabine Oil & Gas Corp.
7.250%, 06/15/2019 (H)	350,000	3,465
7.500%, 09/15/2020 (H)	2,375,000	23,513
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 03/01/2025	1,675,000	1,858,413
5.750%, 05/15/2024	750,000	837,803
5.875%, 06/30/2026	350,000	394,598
6.250%, 03/15/2022	2,500,000	2,835,408
SemGroup Corp. 6.375%, 03/15/2025(S)	1,900,000	1,876,250
Southwestern Energy Company
4.100%, 03/15/2022 (L)	175,000	161,875
6.700%, 01/23/2025	490,000	483,875
Summit Midstream Holdings LLC 5.750%, 04/15/2025	100,000	102,500
Tallgrass Energy Partners LP 5.500%, 09/15/2024(S)	4,175,000	4,237,625
Teekay Corp. 8.500%, 01/15/2020	3,980,000	3,860,600
Tesoro Logistics LP
5.250%, 01/15/2025	425,000	449,438
6.125%, 10/15/2021	125,000	130,781
6.375%, 05/01/2024	275,000	299,063
Trinidad Drilling, Ltd. 6.625%, 02/15/2025(S)	50,000	49,750
Ultra Resources, Inc.
6.875%, 04/15/2022 (S)	375,000	378,281
7.125%, 04/15/2025 (S)	325,000	326,219
Western Gas Partners LP
4.000%, 07/01/2022	660,000	686,081
5.375%, 06/01/2021	125,000	135,409
		64,471,555
Financials - 6.2%
CIT Group, Inc. 5.500%, 02/15/2019(S)	335,000	353,425
E*TRADE Financial Corp.
4.625%, 09/15/2023	350,000	362,600
5.375%, 11/15/2022	310,000	326,058
FirstCash, Inc. 5.375%, 06/01/2024(S)	275,000	281,188

The accompanying notes are an integral part of the financial statements.

224

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
Corporate bonds (continued)
Financials (continued)
Hub Holdings LLC, PIK 8.125%, 07/15/2019(S)	$850,000	$852,125
HUB International, Ltd. 7.875%, 10/01/2021(S)	2,900,000	3,030,500
Infinity Acquisition LLC 7.250%, 08/01/2022(S)	1,150,000	1,104,000
LPL Holdings, Inc. 5.750%, 09/15/2025(S)	5,575,000	5,756,188
NewStar Financial, Inc. 7.250%, 05/01/2020	1,740,000	1,783,500
OneMain Financial Holdings LLC 7.250%, 12/15/2021(S)	2,575,000	2,701,433
Springleaf Finance Corp.
6.000%, 06/01/2020	1,475,000	1,535,844
6.500%, 09/15/2017	200,000	202,500
8.250%, 12/15/2020 to 10/01/2023	275,000	303,188
USIS Merger Sub, Inc. 6.875%, 05/01/2025(S)	150,000	151,875
		18,744,424
Health care - 8.9%
Change Healthcare Holdings LLC 5.750%, 03/01/2025(S)	1,450,000	1,489,875
Community Health Systems, Inc.
5.125%, 08/01/2021	475,000	482,125
6.250%, 03/31/2023	225,000	232,481
DaVita, Inc.
5.000%, 05/01/2025	555,000	551,531
5.125%, 07/15/2024	250,000	254,375
5.750%, 08/15/2022	500,000	518,125
Endo Finance LLC
5.375%, 01/15/2023 (S)	250,000	226,875
5.875%, 10/15/2024 (S)	200,000	206,750
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021(S)	250,000	275,610
HCA, Inc.
4.250%, 10/15/2019	135,000	140,562
5.875%, 03/15/2022	1,500,000	1,665,000
HealthSouth Corp. 5.125%, 03/15/2023	195,000	199,631
Hill-Rom Holdings, Inc. 5.750%, 09/01/2023(S)	125,000	131,875
Hologic, Inc. 5.250%, 07/15/2022(S)	1,230,000	1,291,500
Kinetic Concepts, Inc. 7.875%, 02/15/2021(S)	1,600,000	1,704,000
LifePoint Health, Inc. 5.500%, 12/01/2021	400,000	415,500
MEDNAX, Inc. 5.250%, 12/01/2023(S)	725,000	735,875
Molina Healthcare, Inc. 4.875%, 06/15/2025(S)	325,000	327,438
MPH Acquisition Holdings LLC 7.125%, 06/01/2024(S)	1,125,000	1,202,288

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
Corporate bonds (continued)
Health care (continued)
Quintiles IMS, Inc. 5.000%, 10/15/2026(S)	$200,000	$206,456
Select Medical Corp. 6.375%, 06/01/2021	1,975,000	2,019,438
Surgery Center Holdings, Inc. 8.875%, 04/15/2021(S)	1,475,000	1,576,406
Team Health Holdings, Inc. 6.375%, 02/01/2025(L)(S)	300,000	291,375
Tenet Healthcare Corp.
6.000%, 10/01/2020	465,000	498,131
6.250%, 11/01/2018	775,000	818,594
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)	500,000	429,688
5.875%, 05/15/2023 (S)	1,025,000	834,734
6.125%, 04/15/2025 (S)	5,415,000	4,318,463
6.375%, 10/15/2020 (L)(S)	500,000	468,125
6.500%, 03/15/2022 (S)	175,000	183,715
6.750%, 08/15/2021 (S)	275,000	247,500
7.000%, 03/15/2024 (S)	325,000	343,688
7.250%, 07/15/2022 (S)	150,000	133,125
7.500%, 07/15/2021 (S)	266,000	246,383
Vizient, Inc. 10.375%, 03/01/2024(S)	1,925,000	2,218,563
		26,885,800
Industrials - 6.0%
ACCO Brands Corp. 5.250%, 12/15/2024(S)	25,000	25,813
Advanced Disposal Services, Inc. 5.625%, 11/15/2024(S)	1,925,000	1,975,531
Allegion PLC 5.875%, 09/15/2023	135,000	145,800
Allison Transmission, Inc. 5.000%, 10/01/2024(S)	2,100,000	2,149,875
Ashtead Capital, Inc. 6.500%, 07/15/2022(S)	1,075,000	1,113,969
Covanta Holding Corp.
5.875%, 03/01/2024 (L)	500,000	493,750
5.875%, 07/01/2025	500,000	487,500
6.375%, 10/01/2022	1,847,000	1,900,101
GFL Environmental, Inc.
5.625%, 05/01/2022 (S)	300,000	302,250
9.875%, 02/01/2021 (S)	900,000	978,750
IHS Markit, Ltd.
4.750%, 02/15/2025 (S)	375,000	393,750
5.000%, 11/01/2022 (S)	1,250,000	1,339,250
KAR Auction Services, Inc. 5.125%, 06/01/2025(S)	1,775,000	1,810,500
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(S)	2,650,000	2,749,375
Sensata Technologies BV 5.625%, 11/01/2024(S)	2,050,000	2,206,313
		18,072,527
Information technology - 7.5%
Cardtronics, Inc.
5.125%, 08/01/2022	620,000	629,300

The accompanying notes are an integral part of the financial statements.

225

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
Corporate bonds (continued)
Information technology (continued)
5.500%, 05/01/2025 (S)	$925,000	$948,125
CDK Global, Inc.
4.875%, 06/01/2027 (S)	150,000	151,594
5.000%, 10/15/2024	600,000	622,104
CommScope Technologies LLC
5.000%, 03/15/2027 (S)	125,000	125,000
6.000%, 06/15/2025 (S)	850,000	903,295
Dell International LLC
5.875%, 06/15/2021 (S)	1,825,000	1,928,797
7.125%, 06/15/2024 (L)(S)	3,475,000	3,871,928
First Data Corp.
5.000%, 01/15/2024 (S)	475,000	492,219
5.375%, 08/15/2023 (S)	200,000	210,000
5.750%, 01/15/2024 (S)	600,000	634,500
7.000%, 12/01/2023 (S)	625,000	673,438
Gartner, Inc. 5.125%, 04/01/2025(S)	1,300,000	1,358,500
Infor Software Parent LLC, PIK 7.125%, 05/01/2021(S)	350,000	361,375
Infor US, Inc. 6.500%, 05/15/2022	355,000	369,644
Micron Technology, Inc. 5.875%, 02/15/2022(L)	1,400,000	1,463,000
NCR Corp.
4.625%, 02/15/2021	475,000	485,688
5.000%, 07/15/2022	1,510,000	1,542,088
5.875%, 12/15/2021	1,300,000	1,355,250
6.375%, 12/15/2023	750,000	802,500
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026(S)	250,000	272,500
SS&C Technologies Holdings, Inc. 5.875%, 07/15/2023	1,500,000	1,602,938
Symantec Corp. 5.000%, 04/15/2025(S)	125,000	129,688
Tempo Acquisition LLC 6.750%, 06/01/2025(S)	575,000	586,845
Zebra Technologies Corp. 7.250%, 10/15/2022	1,300,000	1,395,523
		22,915,839
Materials - 3.9%
ArcelorMittal 6.125%, 06/01/2025	175,000	197,225
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (S)	200,000	204,400
4.432%, 05/15/2021 (L)(P)(S)	500,000	510,000
4.625%, 05/15/2023 (S)	150,000	153,375
6.000%, 02/15/2025 (S)	1,000,000	1,042,500
7.250%, 05/15/2024 (S)	475,000	518,344
Ball Corp. 4.375%, 12/15/2020	750,000	788,438
Berry Plastics Corp.
5.125%, 07/15/2023	250,000	262,000
6.000%, 10/15/2022	640,000	682,400
Crown Cork & Seal Company, Inc. 7.500%, 12/15/2096	1,250,000	1,262,500

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
Corporate bonds (continued)
Materials (continued)
Novelis Corp. 6.250%, 08/15/2024(S)	$125,000	$131,700
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (S)	175,000	182,656
5.375%, 01/15/2025 (S)	850,000	903,125
5.875%, 08/15/2023 (S)	913,000	997,453
6.375%, 08/15/2025 (S)	1,700,000	1,878,500
Sealed Air Corp. 5.125%, 12/01/2024(S)	1,165,000	1,226,163
Silgan Holdings, Inc. 5.000%, 04/01/2020	561,000	569,252
The Scotts Miracle-Gro Company 6.000%, 10/15/2023	50,000	53,625
Valvoline, Inc. 5.500%, 07/15/2024(S)	250,000	263,125
		11,826,781
Real estate - 5.7%
CoreCivic, Inc.
4.625%, 05/01/2023	50,000	50,375
5.000%, 10/15/2022	700,000	721,000
DuPont Fabros Technology LP
5.625%, 06/15/2023	2,450,000	2,578,625
5.875%, 09/15/2021	2,475,000	2,574,000
Equinix, Inc.
5.375%, 05/15/2027	225,000	236,743
5.750%, 01/01/2025	400,000	432,000
5.875%, 01/15/2026	575,000	625,134
Iron Mountain, Inc.
4.375%, 06/01/2021 (S)	975,000	1,011,962
6.000%, 10/01/2020 (S)	145,000	151,163
6.000%, 08/15/2023	2,250,000	2,385,000
MPT Operating Partnership LP
5.250%, 08/01/2026	800,000	840,000
5.500%, 05/01/2024	715,000	752,538
6.375%, 02/15/2022 to 03/01/2024	660,000	685,650
Sabra Health Care LP
5.375%, 06/01/2023	500,000	518,750
5.500%, 02/01/2021	750,000	781,875
SBA Communications Corp. 4.875%, 09/01/2024(S)	425,000	431,163
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	211,050
5.875%, 01/15/2022 to 10/15/2024	1,640,000	1,700,100
6.000%, 04/15/2026	575,000	595,125
		17,282,253
Telecommunication services - 6.8%
GCI, Inc. 6.750%, 06/01/2021	500,000	515,000
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (L)	3,000,000	2,475,000
7.250%, 04/01/2019 (L)	1,150,000	1,098,250
Intelsat Luxembourg SA
7.750%, 06/01/2021	2,540,000	1,416,050

The accompanying notes are an integral part of the financial statements.

226

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
Corporate bonds (continued)
Telecommunication services (continued)
8.125%, 06/01/2023	$1,100,000	$579,563
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	692,019
5.250%, 03/15/2026	475,000	493,853
5.375%, 08/15/2022 to 05/01/2025	2,090,000	2,174,536
5.625%, 02/01/2023	285,000	297,469
6.125%, 01/15/2021	880,000	899,800
Sprint Capital Corp.
6.875%, 11/15/2028	865,000	959,069
6.900%, 05/01/2019	1,375,000	1,481,563
8.750%, 03/15/2032	632,000	796,715
Sprint Communications, Inc. 7.000%, 08/15/2020	760,000	838,850
Sprint Corp. 7.875%, 09/15/2023	775,000	896,094
T-Mobile USA, Inc.
4.000%, 04/15/2022	375,000	388,620
5.125%, 04/15/2025	250,000	260,653
5.375%, 04/15/2027	125,000	133,125
6.125%, 01/15/2022	105,000	110,513
6.625%, 04/01/2023	600,000	638,820
6.836%, 04/28/2023	1,435,000	1,535,450
Zayo Group LLC
5.750%, 01/15/2027 (S)	550,000	580,190
6.375%, 05/15/2025	1,150,000	1,236,250
		20,497,452
Utilities - 4.7%
Calpine Corp. 6.000%, 01/15/2022(S)	650,000	676,813
Enable Oklahoma Intrastate Transmission LLC 6.250%, 03/15/2020(S)	1,000,000	1,079,189
NSG Holdings LLC 7.750%, 12/15/2025(S)	3,012,859	3,238,824
Pattern Energy Group, Inc. 5.875%, 02/01/2024(S)	2,675,000	2,795,375
Southern Star Central Corp. 5.125%, 07/15/2022(S)	1,800,000	1,827,000
TerraForm Power Operating LLC
6.375%, 02/01/2023 (S)	3,775,000	3,907,125
6.625%, 06/15/2025 (S)	825,000	870,375
		14,394,701
TOTAL CORPORATE BONDS (Cost $267,894,285)		$276,362,633

TERM LOANS (M) - 2.6%
Consumer discretionary - 0.7%
Advantage Sales & Marketing, Inc. 4.295%, 07/23/2021	942,748	931,972
CCM Merger, Inc. 3.826%, 08/08/2021	443,263	445,639
WASH Multifamily Laundry Systems LLC
4.295%, 05/14/2022	98,103	97,980
4.297%, 05/14/2022	560,171	559,471

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
Term loans (continued)
Consumer discretionary (continued)
8.045%, 05/12/2023	$12,669	$12,542
8.045%, 05/14/2023	72,331	71,608
		2,119,212
Energy - 0.4%
Chesapeake Energy Corp. 8.686%, 08/23/2021	300,000	323,250
Hummel Station LLC 7.045%, 10/27/2022	368,870	333,827
Ultra Resources, Inc. 4.000%, 03/23/2024	675,000	672,894
		1,329,971
Financials - 0.2%
Capital Automotive LP 7.029%, 03/24/2025	455,000	464,100
Information technology - 1.3%
Ancestry.com Operations, Inc.
4.250%, 10/19/2023	2,974,950	2,999,493
9.260%, 10/19/2024	900,000	921,753
		3,921,246
TOTAL TERM LOANS (Cost $7,765,401)		$7,834,529

CONVERTIBLE BONDS - 0.5%
Energy - 0.5%
Hornbeck Offshore Services, Inc. 1.500%, 09/01/2019(L)	2,625,000	1,578,281
TOTAL CONVERTIBLE BONDS (Cost $1,932,710)		$1,578,281

COMMON STOCKS - 1.1%
Energy - 0.1%
SilverBow Resources, Inc. (I)	10,147	280,260
Utilities - 1.0%
Vistra Energy Corp.	215,025	3,175,919
TOTAL COMMON STOCKS (Cost $14,335,164)		$3,456,179

RIGHTS - 0.1%
Texas Competitive Electric Holdings Company LLC (I)(N)	220,087	220,087
TOTAL RIGHTS (Cost $1,079,996)		$220,087

ESCROW CERTIFICATES - 0.0%
Utilities - 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020(I)	13,200,000	0
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$0

The accompanying notes are an integral part of the financial statements.

227

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral Trust, 1.0209% (W)(Y)	1,096,320	$10,970,328
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,970,381)		$10,970,328

SHORT-TERM INVESTMENTS - 3.3%
Money market funds - 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7151% (Y)	10,069,958	10,069,958
TOTAL SHORT-TERM INVESTMENTS (Cost $10,069,958)		$10,069,958
Total Investments (U.S. High Yield Bond Fund) (Cost $314,054,372) - 102.3%		$310,491,995
Other assets and liabilities, net - (2.3%)		(7,051,471)
TOTAL NET ASSETS - 100.0%		$303,440,524

Security Abbreviations and Legend

PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $10,722,387.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $146,407,549 or 48.3% of the fund’s net assets as of 5-31-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

228

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 96.1%
Consumer discretionary - 11.1%
Auto components - 0.3%
American Axle & Manufacturing Holdings, Inc. (I)	6,092	$92,050
BorgWarner, Inc.	10,639	452,264
Cooper Tire & Rubber Company	9,515	342,540
Cooper-Standard Holdings, Inc. (I)	1,037	112,006
Dana, Inc.	26,082	550,852
Delphi Automotive PLC	13,851	1,218,472
Dorman Products, Inc. (I)	1,852	154,457
Fox Factory Holding Corp. (I)	1,591	52,264
Gentex Corp.	30,938	587,203
Gentherm, Inc. (I)	2,654	100,056
Horizon Global Corp. (I)	1,328	19,535
LCI Industries	1,668	148,452
Modine Manufacturing Company (I)	3,436	52,227
Motorcar Parts of America, Inc. (I)	1,361	39,564
Standard Motor Products, Inc.	1,512	73,574
Stoneridge, Inc. (I)	1,984	30,673
Strattec Security Corp.	293	10,416
Superior Industries International, Inc.	1,770	34,515
Tenneco, Inc.	3,989	226,775
The Goodyear Tire & Rubber Company	13,367	430,685
Tower International, Inc.	1,506	34,939
		4,763,519
Automobiles - 0.3%
Ford Motor Company	196,614	2,186,348
General Motors Company	68,775	2,333,536
Harley-Davidson, Inc.	8,787	465,799
Thor Industries, Inc.	5,153	466,501
Winnebago Industries, Inc.	1,897	46,477
		5,498,661
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,265	111,173
Genuine Parts Company	13,493	1,249,722
LKQ Corp. (I)	28,248	889,530
Pool Corp.	4,432	527,984
Weyco Group, Inc.	458	12,517
		2,790,926
Diversified consumer services - 0.2%
Adtalem Global Education, Inc.	10,584	395,842
American Public Education, Inc. (I)	1,165	25,630
Ascent Capital Group, Inc., Class A (I)	733	10,093
Bridgepoint Education, Inc. (I)	1,447	20,026
Bright Horizons Family Solutions, Inc. (I)	3,055	234,380
Capella Education Company	791	68,461
Career Education Corp. (I)	4,811	45,416
Carriage Services, Inc.	1,128	29,655
Chegg, Inc. (I)(L)	5,823	69,876
Collectors Universe, Inc.	545	13,652
Graham Holdings Company, Class B	501	299,999
Grand Canyon Education, Inc. (I)	3,185	249,704
H&R Block, Inc.	15,314	406,434
Houghton Mifflin Harcourt Company (I)	8,930	110,286
K12, Inc. (I)	2,410	45,380

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Diversified consumer services (continued)
Regis Corp. (I)	2,722	$25,723
Service Corp. International	20,271	646,239
Sotheby’s (I)	8,453	444,543
Strayer Education, Inc.	754	66,691
Weight Watchers International, Inc. (I)(L)	2,175	57,203
		3,265,233
Hotels, restaurants and leisure - 1.9%
Belmond, Ltd., Class A (I)	5,933	73,273
Biglari Holdings, Inc. (I)	73	27,755
BJ’s Restaurants, Inc. (I)	1,685	75,488
Bloomin’ Brands, Inc.	7,433	148,883
Bob Evans Farms, Inc.	1,408	99,137
Bojangles’, Inc. (I)	819	14,333
Boyd Gaming Corp. (I)	5,883	149,487
Brinker International, Inc.	5,269	206,703
Buffalo Wild Wings, Inc. (I)	3,213	461,708
Caesars Acquisition Company, Class A (I)	3,447	60,840
Caesars Entertainment Corp. (I)(L)	4,160	45,552
Carnival Corp.	31,321	2,006,736
Carrols Restaurant Group, Inc. (I)	2,488	29,483
Century Casinos, Inc. (I)	1,720	13,433
Chipotle Mexican Grill, Inc. (I)	2,161	1,031,553
Churchill Downs, Inc.	2,279	382,074
Chuy’s Holdings, Inc. (I)	1,190	32,011
ClubCorp Holdings, Inc.	4,701	62,523
Cracker Barrel Old Country Store, Inc. (L)	3,940	657,231
Darden Restaurants, Inc.	9,248	822,425
Dave & Buster’s Entertainment, Inc. (I)	2,684	179,023
Del Frisco’s Restaurant Group, Inc. (I)	1,791	30,447
Del Taco Restaurants, Inc. (I)	1,731	22,209
Denny’s Corp. (I)	5,437	64,700
DineEquity, Inc.	1,226	56,090
Domino’s Pizza, Inc.	5,175	1,095,651
Dunkin’ Brands Group, Inc.	9,901	579,308
El Pollo Loco Holdings, Inc. (I)	1,655	22,591
Eldorado Resorts, Inc. (I)	2,110	43,783
Fiesta Restaurant Group, Inc. (I)	1,950	42,998
ILG, Inc.	8,061	217,163
International Speedway Corp., Class A	4,626	163,298
Intrawest Resorts Holdings, Inc. (I)	1,233	29,234
J Alexander’s Holdings, Inc. (I)	1,126	12,780
Jack in the Box, Inc.	5,701	607,613
Jamba, Inc. (I)(L)	1,042	7,346
La Quinta Holdings, Inc. (I)	6,162	85,405
Lindblad Expeditions Holdings, Inc. (I)	1,303	12,405
Marriott International, Inc., Class A	23,604	2,540,971
Marriott Vacations Worldwide Corp.	1,587	184,917
McDonald’s Corp.	61,368	9,259,818
Monarch Casino & Resort, Inc. (I)	923	27,828
Nathan’s Famous, Inc. (I)	245	15,411
Panera Bread Company, Class A (I)	2,298	722,698
Papa John’s International, Inc.	4,765	383,916
Penn National Gaming, Inc. (I)	5,440	105,155

The accompanying notes are an integral part of the financial statements.

229

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Pinnacle Entertainment, Inc. (I)	3,953	$77,439
Planet Fitness, Inc., Class A	1,854	40,510
Potbelly Corp. (I)	1,884	21,666
Red Robin Gourmet Burgers, Inc. (I)	939	67,678
Red Rock Resorts, Inc., Class A	2,191	51,795
Royal Caribbean Cruises, Ltd.	12,551	1,382,869
Ruby Tuesday, Inc. (I)	4,345	9,559
Ruth’s Hospitality Group, Inc.	2,327	50,263
Scientific Games Corp., Class A (I)	3,747	86,930
SeaWorld Entertainment, Inc.	4,752	84,823
Shake Shack, Inc., Class A (I)(L)	1,130	41,833
Sonic Corp.	3,197	93,416
Speedway Motorsports, Inc.	953	16,411
Starbucks Corp.	109,321	6,953,909
Texas Roadhouse, Inc.	11,608	567,863
The Cheesecake Factory, Inc.	7,969	470,012
The Habit Restaurants, Inc., Class A (I)(L)	1,111	20,609
The Marcus Corp.	1,346	44,418
The Wendy’s Company	20,742	335,398
Wingstop, Inc. (L)	1,120	31,931
Wyndham Worldwide Corp.	7,901	797,922
Wynn Resorts, Ltd.	6,027	775,675
Yum! Brands, Inc.	25,161	1,827,695
Zoe’s Kitchen, Inc. (I)(L)	1,398	19,446
		36,783,456
Household durables - 0.5%
AV Homes, Inc. (I)	913	14,311
Bassett Furniture Industries, Inc.	816	24,235
Beazer Homes USA, Inc. (I)	2,295	27,999
CalAtlantic Group, Inc.	7,766	279,887
Cavco Industries, Inc. (I)	600	66,150
Century Communities, Inc. (I)	1,138	28,336
CSS Industries, Inc.	766	20,368
DR Horton, Inc.	17,151	560,666
Ethan Allen Interiors, Inc.	1,763	47,513
Flexsteel Industries, Inc.	499	25,274
Garmin, Ltd.	5,665	294,807
GoPro, Inc., Class A (I)(L)	7,293	59,948
Green Brick Partners, Inc. (I)(L)	1,818	17,998
Helen of Troy, Ltd. (I)	4,885	444,535
Hooker Furniture Corp.	847	36,336
Hovnanian Enterprises, Inc., Class A (I)	9,614	23,362
Installed Building Products, Inc. (I)	1,398	69,341
iRobot Corp. (I)	1,901	176,261
KB Home	14,851	311,574
La-Z-Boy, Inc.	3,494	92,591
Leggett & Platt, Inc.	6,728	349,991
Lennar Corp., A Shares	10,078	517,102
LGI Homes, Inc. (I)(L)	1,095	35,478
Libbey, Inc.	1,720	14,052
Lifetime Brands, Inc.	840	15,456
M/I Homes, Inc. (I)	1,670	47,077
MDC Holdings, Inc.	2,860	96,239

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Household durables (continued)
Meritage Homes Corp. (I)	2,711	$108,169
Mohawk Industries, Inc. (I)	3,159	755,949
NACCO Industries, Inc., Class A	288	19,080
Newell Brands, Inc.	23,858	1,263,281
NVR, Inc. (I)	371	846,763
PICO Holdings, Inc. (I)	1,750	28,613
PulteGroup, Inc.	13,949	316,224
Taylor Morrison Home Corp., Class A (I)	2,176	50,592
Tempur Sealy International, Inc. (I)(L)	5,040	234,058
The New Home Company, Inc. (I)	1,048	11,266
Toll Brothers, Inc.	15,921	587,644
TopBuild, Corp. (I)	2,709	145,067
TRI Pointe Group, Inc. (I)	26,153	323,513
Tupperware Brands Corp.	5,456	392,341
Universal Electronics, Inc. (I)	1,013	65,440
Whirlpool Corp.	3,716	689,467
William Lyon Homes, Class A (I)(L)	1,730	39,185
ZAGG, Inc. (I)	2,227	18,595
		9,592,134
Internet and direct marketing retail - 2.5%
1-800-Flowers.com, Inc., Class A (I)	1,904	19,040
Amazon.com, Inc. (I)	31,795	31,623,943
Duluth Holdings, Inc., Class B (I)	666	13,000
Etsy, Inc. (I)	7,516	100,790
Expedia, Inc.	9,648	1,387,189
FTD Companies, Inc. (I)	1,273	22,048
HSN, Inc.	5,688	188,557
Lands’ End, Inc. (I)(L)	1,131	19,906
Liberty TripAdvisor Holdings, Inc., Class A (I)	5,247	62,177
Netflix, Inc. (I)	34,541	5,632,601
Nutrisystem, Inc.	2,051	106,755
Overstock.com, Inc. (I)	961	13,502
PetMed Express, Inc. (L)	1,456	51,091
Shutterfly, Inc. (I)	2,455	121,498
The Priceline Group, Inc. (I)	3,947	7,408,874
TripAdvisor, Inc. (I)	9,221	355,101
Wayfair, Inc., Class A (I)(L)	2,247	141,449
		47,267,521
Leisure products - 0.1%
Acushnet Holdings Corp.	1,674	31,806
American Outdoor Brands Corp. (I)(L)	3,879	87,859
Brunswick Corp.	9,641	532,762
Callaway Golf Company	6,768	86,224
Hasbro, Inc.	5,589	588,298
Johnson Outdoors, Inc., Class A	335	14,385
Malibu Boats, Inc., Class A (I)	1,412	34,241
Marine Products Corp.	856	11,650
Mattel, Inc.	17,186	393,731
MCBC Holdings, Inc.	707	13,596
Nautilus, Inc. (I)	2,220	40,293
Polaris Industries, Inc. (L)	6,303	526,931

The accompanying notes are an integral part of the financial statements.

230

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Leisure products (continued)
Sturm Ruger & Company, Inc. (L)	1,322	$84,211
		2,445,987
Media - 2.7%
AMC Entertainment Holdings, Inc., Class A	1,486	33,435
AMC Networks, Inc., Class A (I)	6,058	320,953
Cable One, Inc.	505	362,893
CBS Corp., Class B	26,700	1,631,637
Central European Media Enterprises, Ltd., Class A (I)(L)	5,979	23,318
Charter Communications, Inc., Class A (I)	15,429	5,331,491
Cinemark Holdings, Inc.	11,388	450,623
Comcast Corp., Class A	339,691	14,161,718
Daily Journal Corp. (I)(L)	91	19,137
Discovery Communications, Inc., Series A (I)	11,915	315,748
Discovery Communications, Inc., Series C (I)	14,682	379,236
DISH Network Corp., Class A (I)	16,321	1,040,790
Entercom Communications Corp., Class A (L)	2,040	21,012
Entravision Communications Corp., Class A	5,009	28,802
Eros International PLC (I)(L)	2,155	20,688
Gannett Company, Inc.	8,482	66,584
Global Eagle Entertainment, Inc. (I)	3,760	11,618
Gray Television, Inc. (I)	4,725	56,936
IMAX Corp. (I)	4,144	103,807
John Wiley & Sons, Inc., Class A	4,840	245,388
Liberty Media Corp.-Liberty Braves, Class A (I)	845	20,043
Liberty Media Corp.-Liberty Braves, Class C (I)	2,306	53,776
Liberty Media Corp.-Liberty Formula One, Series A (I)	1,528	48,743
Liberty Media Corp.-Liberty Formula One, Series C (I)(L)	3,075	102,398
Live Nation Entertainment, Inc. (I)	14,240	491,138
Loral Space & Communications, Inc. (I)	961	37,960
MDC Partners, Inc., Class A	4,030	33,449
Media General, Inc. (I)	7,175	2,131
Meredith Corp.	6,599	357,006
MSG Networks, Inc., Class A (I)	4,333	91,210
National CineMedia, Inc.	4,439	32,272
New Media Investment Group, Inc.	3,294	42,591
News Corp., Class A	28,731	384,421
News Corp., Class B	7,655	104,874
Nexstar Media Group, Inc., Class A	3,109	177,835
Omnicom Group, Inc.	16,836	1,409,510
Reading International, Inc., Class A (I)	1,428	22,791
Scholastic Corp.	1,929	82,040
Scripps Networks Interactive, Inc., Class A	6,882	455,726
SFX Entertainment, Inc. (I)	1,600	0

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
Sinclair Broadcast Group, Inc., Class A	4,735	$153,414
TEGNA, Inc.	15,714	373,050
The EW Scripps Company, Class A (I)	4,326	74,321
The Interpublic Group of Companies, Inc.	27,969	697,267
The New York Times Company, Class A	22,016	387,482
The Walt Disney Company	104,388	11,267,641
Time Warner, Inc.	55,519	5,523,585
Time, Inc.	17,991	224,888
tronc, Inc. (I)	2,018	22,642
Twenty-First Century Fox, Inc., Class A	75,992	2,060,903
Twenty-First Century Fox, Inc., Class B	34,565	929,799
Viacom, Inc., Class B	24,905	866,445
World Wrestling Entertainment, Inc., Class A (L)	2,587	52,801
		51,209,966
Multiline retail - 0.2%
Big Lots, Inc. (L)	7,947	388,052
Dillard’s, Inc., Class A	2,721	140,077
Dollar General Corp.	10,781	791,218
Dollar Tree, Inc. (I)	10,111	785,625
Fred’s, Inc., Class A (L)	2,588	35,611
J.C. Penney Company, Inc. (I)(L)	33,196	156,021
Kohl’s Corp.	7,703	296,026
Macy’s, Inc.	13,123	308,391
Nordstrom, Inc. (L)	4,750	198,550
Ollie’s Bargain Outlet Holdings, Inc. (I)	1,432	58,927
Target Corp.	23,679	1,305,897
Tuesday Morning Corp. (I)(L)	3,214	5,464
		4,469,859
Specialty retail - 1.8%
Aaron’s, Inc.	11,496	419,834
Abercrombie & Fitch Company, Class A (L)	4,910	64,763
Advance Auto Parts, Inc.	4,094	547,081
America’s Car-Mart, Inc. (I)(L)	591	21,365
American Eagle Outfitters, Inc.	30,167	346,921
Asbury Automotive Group, Inc. (I)	1,428	79,897
Ascena Retail Group, Inc. (I)(L)	12,525	22,169
AutoNation, Inc. (I)	4,051	160,096
AutoZone, Inc. (I)	1,575	954,324
Barnes & Noble Education, Inc. (I)	2,993	28,404
Barnes & Noble, Inc.	4,578	30,673
Bed Bath & Beyond, Inc.	8,675	298,507
Best Buy Company, Inc.	15,016	891,800
Big 5 Sporting Goods Corp.	1,326	18,431
Boot Barn Holdings, Inc. (I)(L)	959	7,471
Build-A-Bear Workshop, Inc. (I)	905	9,729
Cabela’s, Inc. (I)	5,534	292,361
Caleres, Inc.	3,034	82,950
Camping World Holdings, Inc., Class A	905	24,435
CarMax, Inc. (I)(L)	10,417	654,500
Chico’s FAS, Inc.	23,153	219,027
Citi Trends, Inc.	1,076	19,637

The accompanying notes are an integral part of the financial statements.

231

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
Conn’s, Inc. (I)(L)	1,477	$25,257
CST Brands, Inc.	8,151	393,938
Destination XL Group, Inc. (I)	2,950	7,080
Dick’s Sporting Goods, Inc.	9,469	389,460
DSW, Inc., Class A	4,749	79,926
Express, Inc. (I)	5,357	41,570
Five Below, Inc. (I)	3,806	195,248
Foot Locker, Inc.	7,302	433,812
Francesca’s Holdings Corp. (I)	2,747	34,777
GameStop Corp., Class A (L)	10,969	242,854
Genesco, Inc. (I)	1,463	54,424
GNC Holdings, Inc., Class A (L)	4,973	37,695
Group 1 Automotive, Inc.	1,478	88,902
Guess?, Inc.	4,349	52,362
Haverty Furniture Companies, Inc.	1,391	33,314
Hibbett Sports, Inc. (I)(L)	1,622	37,630
Kirkland’s, Inc. (I)	1,139	10,308
L Brands, Inc.	13,355	689,118
Lithia Motors, Inc., Class A	1,686	153,173
Lowe’s Companies, Inc.	48,038	3,783,953
Lumber Liquidators Holdings, Inc. (I)(L)	1,903	55,149
MarineMax, Inc. (I)	1,816	32,779
Monro Muffler Brake, Inc.	2,234	110,806
Murphy USA, Inc. (I)	3,735	254,092
O’Reilly Automotive, Inc. (I)	5,093	1,232,913
Office Depot, Inc.	95,151	486,222
Party City Holdco, Inc. (I)	1,972	32,637
Pier 1 Imports, Inc.	5,883	29,474
Rent-A-Center, Inc. (L)	3,827	43,666
RH (I)(L)	2,793	156,715
Ross Stores, Inc.	21,914	1,400,743
Sally Beauty Holdings, Inc. (I)	15,458	278,553
Select Comfort Corp. (I)	3,339	96,163
Shoe Carnival, Inc.	994	20,327
Signet Jewelers, Ltd.	3,820	183,742
Sonic Automotive, Inc., Class A	2,010	37,788
Sportsman’s Warehouse Holdings, Inc. (I)(L)	2,005	11,689
Stage Stores, Inc. (L)	1,918	4,162
Staples, Inc.	36,383	330,358
Stein Mart, Inc. (L)	2,326	3,396
Tailored Brands, Inc. (L)	3,502	37,191
The Buckle, Inc. (L)	2,079	35,343
The Cato Corp., Class A	1,861	37,518
The Children’s Place, Inc.	1,312	141,958
The Finish Line, Inc., Class A	2,970	41,907
The Gap, Inc.	12,350	277,875
The Home Depot, Inc.	67,544	10,368,679
The Michaels Companies, Inc. (I)	12,972	250,749
The TJX Companies, Inc.	36,120	2,716,585
Tiffany & Company	5,929	515,586
Tile Shop Holdings, Inc.	2,352	46,217
Tilly’s, Inc., Class A	786	8,292
Tractor Supply Company	7,318	403,588

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc. (I)	3,236	$986,462
Urban Outfitters, Inc. (I)	9,512	179,491
Vitamin Shoppe, Inc. (I)	1,740	20,184
West Marine, Inc.	1,398	13,742
Williams-Sonoma, Inc. (L)	8,703	423,488
Winmark Corp.	169	20,703
Zumiez, Inc. (I)	1,316	18,753
		33,324,861
Textiles, apparel and luxury goods - 0.5%
Carter’s, Inc.	5,234	430,025
Coach, Inc.	13,940	644,167
Columbia Sportswear Company	1,887	102,426
Crocs, Inc. (I)	5,375	36,711
Culp, Inc.	798	25,616
Deckers Outdoor Corp. (I)	5,738	397,988
Delta Apparel, Inc. (I)	525	9,912
Fossil Group, Inc. (I)(L)	3,028	32,612
G-III Apparel Group, Ltd. (I)	3,078	60,236
Hanesbrands, Inc.	18,593	383,945
Iconix Brand Group, Inc. (I)	3,173	19,006
Kate Spade & Company (I)	13,815	254,472
Michael Kors Holdings, Ltd. (I)	8,205	272,242
Movado Group, Inc.	1,147	24,202
NIKE, Inc., Class B	65,848	3,489,286
Oxford Industries, Inc.	1,079	57,985
Perry Ellis International, Inc. (I)	949	17,405
PVH Corp.	3,994	423,164
Ralph Lauren Corp.	2,806	190,247
Sequential Brands Group, Inc. (I)(L)	2,735	8,779
Skechers U.S.A., Inc., Class A (I)	14,405	367,616
Steven Madden, Ltd. (I)	4,353	170,855
Superior Uniform Group, Inc.	546	10,538
Under Armour, Inc., Class A (I)(L)	8,684	166,385
Under Armour, Inc., Class C (I)	10,204	181,937
Unifi, Inc. (I)	1,155	32,502
Vera Bradley, Inc. (I)	1,715	16,138
VF Corp.	16,379	881,190
Wolverine World Wide, Inc.	6,862	178,412
		8,885,999
		210,298,122
Consumer staples - 6.2%
Beverages - 1.0%
Brown-Forman Corp., Class B	7,805	405,470
Coca-Cola Bottling Company Consolidated	341	77,659
Constellation Brands, Inc., Class A	7,582	1,385,611
Craft Brew Alliance, Inc. (I)	981	16,383
Dr. Pepper Snapple Group, Inc.	8,066	748,605
MGP Ingredients, Inc.	892	45,679
Molson Coors Brewing Company, Class B	8,100	767,799
Monster Beverage Corp. (I)	17,796	899,766
National Beverage Corp. (L)	839	80,502
PepsiCo, Inc.	62,712	7,329,151

The accompanying notes are an integral part of the financial statements.

232

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Beverages (continued)
Primo Water Corp. (I)	1,657	$20,365
The Boston Beer Company, Inc., Class A (I)	1,625	231,969
The Coca-Cola Company	169,936	7,726,990
		19,735,949
Food and staples retailing - 1.5%
Casey’s General Stores, Inc.	4,219	491,049
Costco Wholesale Corp.	28,443	5,131,970
CVS Health Corp.	66,474	5,107,197
Ingles Markets, Inc., Class A	1,033	37,808
Performance Food Group Company (I)	2,677	75,759
PriceSmart, Inc.	1,432	126,374
Smart & Final Stores, Inc. (I)	1,797	23,541
SpartanNash Company	2,621	78,106
Sprouts Farmers Market, Inc. (I)	13,813	330,959
SUPERVALU, Inc. (I)	19,073	73,431
Sysco Corp.	32,152	1,754,213
The Andersons, Inc.	1,910	67,041
The Chefs’ Warehouse, Inc. (I)	1,520	23,028
The Kroger Company	60,243	1,794,037
United Natural Foods, Inc. (I)	8,981	358,701
Village Super Market, Inc., Class A	569	14,157
Wal-Mart Stores, Inc.	97,434	7,658,312
Walgreens Boots Alliance, Inc.	55,103	4,464,445
Weis Markets, Inc.	692	35,721
Whole Foods Market, Inc.	20,550	719,045
		28,364,894
Food products - 1.1%
AdvancePierre Foods Holdings, Inc.	1,556	62,660
Amplify Snack Brands, Inc. (I)(L)	2,281	20,871
Archer-Daniels-Midland Company	25,174	1,046,735
B&G Foods, Inc.	4,632	187,828
Cal-Maine Foods, Inc. (I)(L)	2,211	82,249
Calavo Growers, Inc.	1,105	74,809
Campbell Soup Company	8,549	492,850
Conagra Brands, Inc.	18,181	700,696
Darling Ingredients, Inc. (I)	11,704	183,402
Dean Foods Company	16,255	296,491
Farmer Brothers Company (I)	614	18,420
Flowers Foods, Inc.	19,797	365,849
Fresh Del Monte Produce, Inc.	2,240	113,523
Freshpet, Inc. (I)	1,910	29,032
General Mills, Inc.	25,520	1,448,005
Hormel Foods Corp.	12,022	404,300
Ingredion, Inc.	7,731	882,030
Inventure Foods, Inc. (I)	1,355	5,759
J&J Snack Foods Corp.	1,065	138,557
John B. Sanfilippo & Son, Inc.	609	39,445
Kellogg Company	11,099	794,688
Lamb Weston Holdings, Inc.	14,942	693,458
Lancaster Colony Corp.	3,419	423,375
Landec Corp. (I)	2,055	28,770
Limoneira Company	847	15,610

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products (continued)
McCormick & Company, Inc.	5,022	$523,041
Mead Johnson Nutrition Company	8,082	722,692
Mondelez International, Inc., Class A	67,312	3,136,066
Omega Protein Corp.	1,569	27,379
Post Holdings, Inc. (I)	6,922	556,113
Sanderson Farms, Inc.	1,412	167,604
Seaboard Corp.	19	76,941
Seneca Foods Corp., Class A (I)	484	14,907
Snyder’s-Lance, Inc.	14,939	549,008
The Hain Celestial Group, Inc. (I)	11,140	389,120
The Hershey Company	6,121	705,568
The J.M. Smucker Company	5,131	655,998
The Kraft Heinz Company	26,221	2,417,576
Tootsie Roll Industries, Inc. (L)	3,200	111,040
TreeHouse Foods, Inc. (I)	6,116	472,033
Tyson Foods, Inc., Class A	12,633	724,376
		19,798,874
Household products - 1.5%
Central Garden & Pet Company (I)(L)	805	24,086
Central Garden & Pet Company, Class A (I)	2,293	66,291
Church & Dwight Company, Inc.	19,259	994,920
Colgate-Palmolive Company	66,139	5,050,374
Energizer Holdings, Inc.	6,670	357,512
HRG Group, Inc. (I)	8,483	160,923
Kimberly-Clark Corp.	26,635	3,455,359
Oil-Dri Corp. of America	384	13,236
Orchids Paper Products Company (L)	731	10,446
The Clorox Company	9,526	1,292,964
The Procter & Gamble Company	191,489	16,868,266
WD-40 Company (L)	1,006	106,334
		28,400,711
Personal products - 0.2%
Avon Products, Inc. (I)	78,567	267,128
Coty, Inc., Class A	35,288	668,355
Edgewell Personal Care Company (I)	6,183	452,225
elf Beauty, Inc. (I)	715	17,496
Inter Parfums, Inc.	1,267	44,092
Medifast, Inc.	752	31,291
Natural Health Trends Corp.	525	14,627
Nu Skin Enterprises, Inc., Class A	5,321	292,016
Nutraceutical International Corp.	692	28,891
Revlon, Inc., Class A (I)	900	16,740
The Estee Lauder Companies, Inc., Class A	16,678	1,570,067
USANA Health Sciences, Inc. (I)	751	48,364
		3,451,292
Tobacco - 0.9%
Alliance One International, Inc. (I)	618	6,489
Altria Group, Inc.	85,300	6,435,032
Philip Morris International, Inc.	68,226	8,173,475
Reynolds American, Inc.	36,323	2,442,722
Universal Corp.	1,588	105,443

The accompanying notes are an integral part of the financial statements.

233

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Tobacco (continued)
Vector Group, Ltd.	6,591	$143,288
		17,306,449
		117,058,169
Energy - 5.5%
Energy equipment and services - 0.9%
Archrock, Inc.	4,993	52,427
Atwood Oceanics, Inc. (I)(L)	4,388	44,056
Baker Hughes, Inc.	32,504	1,792,596
Bristow Group, Inc. (L)	2,441	15,989
CARBO Ceramics, Inc. (I)(L)	1,787	13,528
Dawson Geophysical Company (I)	1,524	5,867
Diamond Offshore Drilling, Inc. (I)(L)	6,942	80,180
Dril-Quip, Inc. (I)	4,071	201,922
Ensco PLC, Class A	32,633	203,630
Era Group, Inc. (I)	1,560	13,120
Exterran Corp. (I)	2,261	63,760
Fairmount Santrol Holdings, Inc. (I)(L)	6,464	30,769
Forum Energy Technologies, Inc. (I)	4,240	68,900
Geospace Technologies Corp. (I)	1,014	15,200
Halliburton Company	66,363	2,998,944
Helix Energy Solutions Group, Inc. (I)	8,037	40,024
Helmerich & Payne, Inc. (L)	8,171	430,285
Hornbeck Offshore Services, Inc. (I)(L)	2,557	4,296
Independence Contract Drilling, Inc. (I)	2,041	7,797
Matrix Service Company (I)	1,955	15,933
McDermott International, Inc. (I)	17,136	106,415
Nabors Industries, Ltd.	30,729	270,415
National Oilwell Varco, Inc.	29,158	952,592
Natural Gas Services Group, Inc. (I)	919	24,078
Newpark Resources, Inc. (I)	6,012	44,489
Oceaneering International, Inc.	10,561	257,477
Oil States International, Inc. (I)	9,132	267,111
Parker Drilling Company (I)	9,441	12,745
Patterson-UTI Energy, Inc.	17,913	381,905
PHI, Inc. (I)	848	7,547
Pioneer Energy Services Corp. (I)	5,438	13,323
RigNet, Inc. (I)	1,030	17,253
Rowan Companies PLC, Class A (I)	13,514	162,709
Schlumberger, Ltd.	106,737	7,427,828
SEACOR Holdings, Inc. (I)	1,128	69,045
Seadrill, Ltd. (I)(L)	27,037	12,177
Smart Sand, Inc. (I)	891	8,678
Superior Energy Services, Inc. (I)	16,459	170,680
TechnipFMC PLC (I)	35,598	1,030,562
Tesco Corp. (I)	3,470	16,136
TETRA Technologies, Inc. (I)	6,589	20,360
Tidewater, Inc. (I)(L)	3,380	2,475
Transocean, Ltd. (I)(L)	31,068	282,408
U.S. Silica Holdings, Inc.	5,277	200,526
Unit Corp. (I)	3,612	64,402
Willbros Group, Inc. (I)	3,171	7,325
		17,929,884

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels - 4.6%
Abraxas Petroleum Corp. (I)	9,731	$17,905
Alon USA Energy, Inc.	2,419	29,875
Anadarko Petroleum Corp.	42,877	2,166,575
Apache Corp.	29,272	1,368,759
Ardmore Shipping Corp.	2,058	14,818
Bill Barrett Corp. (I)	3,636	12,581
Cabot Oil & Gas Corp.	36,315	805,830
California Resources Corp. (I)(L)	2,313	25,189
Callon Petroleum Company (I)	10,317	116,788
Carrizo Oil & Gas, Inc. (I)	4,408	96,712
Chesapeake Energy Corp. (I)(L)	58,699	297,017
Chevron Corp.	144,987	15,003,255
Cimarex Energy Company	7,223	776,906
Clean Energy Fuels Corp. (I)	7,030	16,450
Cobalt International Energy, Inc. (I)	30,135	6,804
Concho Resources, Inc. (I)	11,331	1,436,544
ConocoPhillips	94,690	4,231,696
CONSOL Energy, Inc. (I)	19,025	276,053
Contango Oil & Gas Company (I)	1,565	9,640
CVR Energy, Inc. (L)	1,228	24,511
Delek US Holdings, Inc.	4,410	108,133
Denbury Resources, Inc. (I)	25,220	38,587
Devon Energy Corp.	40,237	1,367,253
DHT Holdings, Inc.	6,667	28,135
Dorian LPG, Ltd. (I)	1,896	14,808
Eclipse Resources Corp. (I)	3,948	8,844
Energen Corp. (I)	10,453	596,239
EOG Resources, Inc.	44,171	3,989,083
EP Energy Corp., Class A (I)	2,947	12,407
EQT Corp.	13,278	733,875
Evolution Petroleum Corp.	1,869	13,644
EXCO Resources, Inc. (I)	10,384	3,429
Exxon Mobil Corp.	317,538	25,561,809
Frontline, Ltd. (L)	4,703	27,230
GasLog, Ltd. (L)	2,909	37,672
Gener8 Maritime, Inc. (I)	3,036	16,091
Golar LNG, Ltd. (L)	6,802	158,249
Green Plains, Inc.	2,558	54,613
Gulfport Energy Corp. (I)	17,103	245,428
Hess Corp.	20,634	946,894
HollyFrontier Corp.	19,099	456,466
International Seaways, Inc. (I)	1,023	20,235
Jones Energy, Inc., Class A (I)(L)	4,732	9,464
Kinder Morgan, Inc.	147,149	2,760,515
Marathon Oil Corp.	65,511	852,953
Marathon Petroleum Corp.	40,436	2,104,289
Matador Resources Company (I)(L)	5,907	134,621
Murphy Oil Corp.	12,284	299,852
Navios Maritime Acquisition Corp.	6,447	9,284
Newfield Exploration Company (I)	15,557	505,291
Noble Energy, Inc.	36,411	1,044,632
Nordic American Tankers, Ltd. (L)	7,016	41,815
Northern Oil and Gas, Inc. (I)(L)	3,530	5,825
Oasis Petroleum, Inc. (I)	16,598	161,996

The accompanying notes are an integral part of the financial statements.

234

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	58,499	$3,447,346
ONEOK, Inc.	15,906	790,210
Overseas Shipholding Group, Inc., Class A (I)	3,094	8,168
Pacific Ethanol, Inc. (I)	2,072	12,225
Panhandle Oil and Gas, Inc., Class A	1,174	22,776
Par Pacific Holdings, Inc. (I)(L)	2,253	38,774
PBF Energy, Inc., Class A	12,143	234,603
PDC Energy, Inc. (I)	3,963	196,803
Phillips 66	33,805	2,572,899
Pioneer Natural Resources Company	13,016	2,171,850
QEP Resources, Inc. (I)	25,802	258,020
Range Resources Corp.	14,561	335,777
Renewable Energy Group, Inc. (I)(L)	2,866	32,386
REX American Resources Corp. (I)	398	37,858
Ring Energy, Inc. (I)	3,009	39,057
RSP Permian, Inc. (I)	6,957	247,600
Sanchez Energy Corp. (I)(L)	4,041	24,206
Scorpio Tankers, Inc.	11,758	43,740
SemGroup Corp., Class A	4,706	145,886
Ship Finance International, Ltd. (L)	4,075	55,013
SM Energy Company	10,543	178,915
Southwestern Energy Company (I)	57,276	347,093
SRC Energy, Inc. (I)	13,298	91,490
Teekay Corp. (L)	3,699	22,601
Teekay Tankers, Ltd., Class A	9,416	17,702
Tesoro Corp.	9,009	749,909
The Williams Companies, Inc.	62,900	1,798,940
Valero Energy Corp.	34,556	2,124,157
Western Refining, Inc. (L)	14,283	517,045
Westmoreland Coal Company (I)	1,376	9,040
World Fuel Services Corp.	7,530	266,110
WPX Energy, Inc. (I)	42,680	461,798
		86,403,566
		104,333,450
Financials - 14.0%
Banks - 7.6%
1st Source Corp.	1,085	49,422
Access National Corp.	1,169	32,720
ACNB Corp.	615	17,374
Allegiance Bancshares, Inc. (I)	864	33,480
American National Bankshares, Inc.	703	24,500
Ameris Bancorp	2,440	105,774
Arrow Financial Corp.	857	27,124
Associated Banc-Corp.	16,348	389,900
Atlantic Capital Bancshares, Inc. (I)	1,409	26,137
Banc of California, Inc. (L)	3,486	70,766
BancFirst Corp.	523	49,397
Banco Latinoamericano de Comercio Exterior SA	2,112	57,024
BancorpSouth, Inc.	15,279	438,507
Bank of America Corp.	923,988	20,706,571
Bank of Hawaii Corp.	4,593	357,014

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Bank of Marin Bancorp	482	$28,896
Bank of the Ozarks, Inc.	19,179	847,712
Bankwell Financial Group, Inc.	476	14,770
Banner Corp.	2,130	114,360
Bar Harbor Bankshares	1,260	36,376
BB&T Corp.	74,496	3,102,758
Berkshire Hills Bancorp, Inc.	2,304	82,598
Blue Hills Bancorp, Inc.	1,843	33,174
BNC Bancorp	2,924	92,252
Boston Private Financial Holdings, Inc.	5,731	83,100
Bridge Bancorp, Inc.	1,346	44,755
Brookline Bancorp, Inc.	4,985	68,793
Bryn Mawr Bank Corp.	1,202	49,102
C&F Financial Corp.	260	12,519
Camden National Corp.	1,107	44,501
Capital Bank Financial Corp., Class A	1,649	61,178
Capital City Bank Group, Inc.	998	18,722
Carolina Financial Corp.	770	23,054
Cathay General Bancorp	13,315	472,683
CenterState Banks, Inc.	3,226	77,553
Central Pacific Financial Corp.	2,103	63,616
Central Valley Community Bancorp	694	14,491
Chemical Financial Corp.	12,292	552,771
Chemung Financial Corp.	272	10,222
Citigroup, Inc.	255,429	15,463,672
Citizens & Northern Corp.	1,019	22,714
Citizens Financial Group, Inc.	47,017	1,603,280
City Holding Company	1,003	63,279
CNB Financial Corp.	1,145	24,011
CoBiz Financial, Inc.	2,792	43,946
Codorus Valley Bancorp, Inc.	676	17,441
Columbia Banking System, Inc.	4,135	151,796
Comerica, Inc.	16,232	1,112,866
Commerce Bancshares, Inc.	9,411	503,771
Community Bank System, Inc. (L)	3,323	178,653
Community Trust Bancorp, Inc.	1,060	43,990
ConnectOne Bancorp, Inc.	2,087	45,497
County Bancorp, Inc.	477	11,811
CU Bancorp (I)	1,242	44,712
Cullen/Frost Bankers, Inc.	6,111	560,134
Customers Bancorp, Inc. (I)	1,714	47,906
CVB Financial Corp.	7,243	147,033
Eagle Bancorp, Inc. (I)	2,176	124,141
East West Bancorp, Inc.	15,525	849,683
Enterprise Financial Services Corp.	1,348	54,055
Equity Bancshares, Inc., Class A (I)	442	13,145
Farmers Capital Bank Corp.	602	22,996
Farmers National Banc Corp.	1,991	26,978
FB Financial Corp. (I)	498	17,017
FCB Financial Holdings, Inc., Class A (I)	2,116	96,913
Fidelity Southern Corp.	1,560	33,368
Fifth Third Bancorp	69,487	1,649,621
Financial Institutions, Inc.	1,061	32,520
First Bancorp (NC)	1,462	40,585

The accompanying notes are an integral part of the financial statements.

235

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
First BanCorp (PR) (I)	8,482	$44,022
First Busey Corp.	2,172	61,663
First Business Financial Services, Inc.	688	15,721
First Citizens BancShares, Inc., Class A	524	173,654
First Commonwealth Financial Corp.	6,149	75,510
First Community Bancshares, Inc.	1,180	30,090
First Connecticut Bancorp, Inc.	1,252	31,363
First Financial Bancorp	4,382	109,769
First Financial Bankshares, Inc. (L)	4,549	173,999
First Financial Corp.	742	33,798
First Financial Northwest, Inc.	578	9,260
First Foundation, Inc. (I)	2,030	31,120
First Horizon National Corp.	25,165	426,295
First Internet Bancorp	437	11,275
First Interstate BancSystem, Inc., Class A	1,735	60,554
First Merchants Corp.	2,823	112,045
First Mid-Illinois Bancshares, Inc.	613	20,290
First Midwest Bancorp, Inc.	5,726	126,888
First Northwest Bancorp (I)	913	14,900
Flushing Financial Corp.	1,966	54,615
FNB Corp.	56,838	750,262
Franklin Financial Network, Inc. (I)	843	32,877
Fulton Financial Corp.	30,805	539,088
German American Bancorp, Inc.	1,539	47,786
Glacier Bancorp, Inc.	5,406	174,398
Great Southern Bancorp, Inc.	820	40,139
Great Western Bancorp, Inc.	4,135	156,551
Green Bancorp, Inc. (I)	1,654	31,509
Guaranty Bancorp	1,326	33,482
Hancock Holding Company	14,501	669,946
Hanmi Financial Corp.	2,208	58,733
HarborOne Bancorp, Inc. (I)	1,170	22,955
Heartland Financial USA, Inc.	1,642	73,644
Heritage Commerce Corp.	2,087	28,091
Heritage Financial Corp.	2,146	51,182
Hilltop Holdings, Inc.	5,281	131,972
Home BancShares, Inc.	8,584	200,951
HomeTrust Bancshares, Inc. (I)	1,290	31,928
Hope Bancorp, Inc.	9,166	159,580
Horizon Bancorp	1,434	36,481
Huntington Bancshares, Inc.	100,491	1,260,157
IBERIABANK Corp.	3,132	241,790
Independent Bank Corp. (MA)	1,839	111,168
Independent Bank Corp. (MI)	1,466	29,833
Independent Bank Group, Inc.	787	44,151
International Bancshares Corp.	10,159	336,771
Investors Bancorp, Inc.	20,590	272,406
JPMorgan Chase & Co.	329,147	27,039,426
KeyCorp	98,996	1,729,460
Lakeland Bancorp, Inc.	2,783	52,181
Lakeland Financial Corp.	1,673	70,985
LCNB Corp.	761	14,878
LegacyTexas Financial Group, Inc.	3,156	111,154
Live Oak Bancshares, Inc. (L)	1,476	36,088

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
M&T Bank Corp.	14,185	$2,219,527
Macatawa Bank Corp.	2,247	20,762
MainSource Financial Group, Inc.	1,666	53,945
MB Financial, Inc.	12,994	535,093
MBT Financial Corp.	1,269	12,880
Mercantile Bank Corp.	1,190	36,973
Midland States Bancorp, Inc.	339	11,845
MidWestOne Financial Group, Inc.	716	24,795
MutualFirst Financial, Inc.	412	13,884
National Bank Holdings Corp., Class A	1,672	51,029
National Bankshares, Inc. (L)	602	24,261
National Commerce Corp. (I)	710	26,519
NBT Bancorp, Inc.	3,016	105,982
Nicolet Bankshares, Inc. (I)	594	29,569
Northrim BanCorp, Inc.	577	17,137
OFG Bancorp (L)	3,093	28,920
Old Line Bancshares, Inc.	778	21,784
Old National Bancorp	9,425	148,915
Old Second Bancorp, Inc.	2,373	27,527
Opus Bank	1,329	28,574
Orrstown Financial Services, Inc.	615	12,977
Pacific Continental Corp.	1,579	37,185
Pacific Premier Bancorp, Inc. (I)	2,665	90,610
PacWest Bancorp	12,908	602,416
Park National Corp.	931	94,096
Park Sterling Corp.	3,865	44,873
Peapack Gladstone Financial Corp.	1,183	35,951
Penns Woods Bancorp, Inc.	459	18,131
People’s United Financial, Inc.	33,188	549,925
People’s Utah Bancorp	1,038	26,573
Peoples Bancorp, Inc.	1,174	35,514
Peoples Financial Services Corp. (L)	563	22,137
Pinnacle Financial Partners, Inc.	3,062	184,179
Preferred Bank	873	43,571
Premier Financial Bancorp, Inc.	747	14,761
PrivateBancorp, Inc.	14,141	842,662
Prosperity Bancshares, Inc.	12,179	762,893
QCR Holdings, Inc.	856	37,493
Regions Financial Corp.	111,365	1,541,292
Renasant Corp.	2,914	116,414
Republic Bancorp, Inc., Class A	649	22,507
Republic First Bancorp, Inc. (I)	4,089	36,188
S&T Bancorp, Inc.	2,420	80,755
Sandy Spring Bancorp, Inc.	1,618	62,083
Seacoast Banking Corp. of Florida (I)	2,138	48,233
ServisFirst Bancshares, Inc.	3,429	117,409
Shore Bancshares, Inc.	1,066	16,981
Sierra Bancorp	974	23,405
Signature Bank (I)	5,781	826,799
Simmons First National Corp., Class A	2,106	106,880
South State Corp.	1,678	139,442
Southern First Bancshares, Inc. (I)	486	16,621
Southern National Bancorp of Virginia, Inc.	986	16,870

The accompanying notes are an integral part of the financial statements.

236

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Southside Bancshares, Inc.	1,884	$61,341
Southwest Bancorp, Inc.	1,349	33,185
State Bank Financial Corp.	2,502	63,426
Sterling Bancorp	8,954	192,063
Stock Yards Bancorp, Inc.	1,479	53,540
Stonegate Bank	888	40,173
Summit Financial Group, Inc.	650	14,066
Sun Bancorp, Inc.	917	22,696
SunTrust Banks, Inc.	45,298	2,417,554
SVB Financial Group (I)	5,633	960,427
Synovus Financial Corp.	13,171	538,430
TCF Financial Corp.	18,393	276,999
Texas Capital Bancshares, Inc. (I)	9,312	683,501
The Bancorp, Inc. (I)	3,982	24,370
The Bank of NT Butterfield & Son, Ltd.	838	27,637
The First of Long Island Corp.	1,599	43,413
The PNC Financial Services Group, Inc.	44,811	5,319,066
Tompkins Financial Corp.	993	75,279
Towne Bank	3,895	112,955
TriCo Bancshares	1,477	51,518
TriState Capital Holdings, Inc. (I)	1,588	36,842
Triumph Bancorp, Inc. (I)	1,192	27,178
Trustmark Corp.	12,032	365,893
U.S. Bancorp	146,654	7,463,222
UMB Financial Corp.	7,864	550,716
Umpqua Holdings Corp.	39,304	666,006
Union Bankshares Corp.	3,108	104,429
United Bankshares, Inc. (L)	18,241	697,718
United Community Banks, Inc.	4,983	128,412
Univest Corp. of Pennsylvania	1,728	47,606
Valley National Bancorp	45,793	516,545
Veritex Holdings, Inc. (I)	760	19,760
Washington Trust Bancorp, Inc.	1,044	49,903
WashingtonFirst Bankshares, Inc.	734	24,090
Webster Financial Corp.	16,328	795,500
Wells Fargo & Company	414,951	21,220,594
WesBanco, Inc.	2,854	106,055
Westamerica Bancorporation (L)	1,763	90,460
Wintrust Financial Corp.	9,600	660,096
Xenith Bankshares, Inc. (I)	602	18,487
Zions Bancorporation	18,962	759,807
		143,050,739
Capital markets - 1.4%
Affiliated Managers Group, Inc.	1,972	303,392
Ameriprise Financial, Inc.	5,259	635,235
Arlington Asset Investment Corp., Class A	1,646	23,637
Associated Capital Group, Inc., Class A	325	11,018
BGC Partners, Inc., Class A	15,559	183,441
BlackRock, Inc.	4,146	1,696,709
CBOE Holdings, Inc.	3,116	269,129
CME Group, Inc.	11,605	1,361,150
Cohen & Steers, Inc.	1,500	58,800
Cowen, Inc. (I)(L)	1,958	29,468

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
Diamond Hill Investment Group, Inc.	221	$44,691
E*TRADE Financial Corp. (I)	9,538	330,110
Eaton Vance Corp.	12,359	575,559
Evercore Partners, Inc., Class A	2,765	187,467
FactSet Research Systems, Inc.	4,261	706,005
Federated Investors, Inc., Class B	9,965	264,670
Financial Engines, Inc. (L)	3,841	145,574
Franklin Resources, Inc.	11,984	500,811
GAIN Capital Holdings, Inc.	2,912	17,035
GAMCO Investors, Inc., Class A	376	10,904
Greenhill & Company, Inc.	1,977	40,034
Houlihan Lokey, Inc.	867	29,105
Intercontinental Exchange, Inc.	20,354	1,225,107
INTL. FCStone, Inc. (I)	1,090	37,670
Invesco, Ltd.	13,855	439,204
Investment Technology Group, Inc.	2,378	47,394
Janus Henderson Group PLC (I)	24,366	762,171
KCG Holdings, Inc., Class A (I)	3,707	73,621
Ladenburg Thalmann Financial Services, Inc. (I)	8,239	17,631
Legg Mason, Inc.	9,339	344,329
MarketAxess Holdings, Inc.	4,052	772,230
Moelis & Company, Class A	1,351	47,420
Moody’s Corp.	5,662	670,664
Morgan Stanley	49,168	2,052,272
MSCI, Inc.	9,751	991,969
Nasdaq, Inc.	3,954	267,488
Northern Trust Corp.	7,373	644,695
OM Asset Management PLC	2,875	40,135
Oppenheimer Holdings, Inc., Class A	730	11,388
Piper Jaffray Companies	1,019	59,764
PJT Partners, Inc., Class A	1,259	48,686
Pzena Investment Management, Inc., Class A	1,129	9,788
Raymond James Financial, Inc.	4,397	317,771
S&P Global, Inc.	8,825	1,260,298
Safeguard Scientifics, Inc. (I)	1,705	18,840
SEI Investments Company	14,399	721,246
State Street Corp.	12,299	1,001,877
Stifel Financial Corp. (I)	11,898	507,212
T. Rowe Price Group, Inc.	8,322	586,202
The Bank of New York Mellon Corp.	35,459	1,670,828
The Charles Schwab Corp.	41,581	1,611,264
The Goldman Sachs Group, Inc.	12,667	2,676,030
Virtu Financial, Inc., Class A (L)	1,971	32,127
Virtus Investment Partners, Inc.	327	32,929
Waddell & Reed Financial, Inc., Class A (L)	5,731	95,937
Westwood Holdings Group, Inc.	599	32,693
Wins Finance Holdings, Inc. (I)(L)	100	1,887
WisdomTree Investments, Inc. (L)	8,348	79,389
		26,634,100

The accompanying notes are an integral part of the financial statements.

237

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Consumer finance - 0.3%
American Express Company	25,828	$1,987,206
Capital One Financial Corp.	16,497	1,268,949
Discover Financial Services	13,185	773,960
Encore Capital Group, Inc. (I)(L)	1,736	62,843
Enova International, Inc. (I)	2,003	26,640
EZCORP, Inc., Class A (I)	3,707	31,510
FirstCash, Inc.	3,388	181,766
Green Dot Corp., Class A (I)	3,020	110,955
LendingClub Corp. (I)	23,608	129,844
Navient Corp.	10,148	146,436
Nelnet, Inc., Class A	1,432	56,292
PRA Group, Inc. (I)	3,321	115,571
Regional Management Corp. (I)	840	16,800
SLM Corp. (I)	46,210	480,122
Synchrony Financial	26,438	709,860
World Acceptance Corp. (I)	463	36,170
		6,134,924
Diversified financial services - 0.6%
Berkshire Hathaway, Inc., Class B (I)	64,875	10,722,540
FNFV Group (I)	4,734	66,039
Leucadia National Corp.	11,312	275,900
Marlin Business Services Corp.	667	16,908
NewStar Financial, Inc.	1,785	15,869
On Deck Capital, Inc. (I)(L)	4,241	15,013
		11,112,269
Insurance - 3.8%
Aflac, Inc.	42,985	3,240,209
Alleghany Corp. (I)	1,663	976,746
Ambac Financial Group, Inc. (I)	3,192	52,732
American Equity Investment Life Holding Company	6,210	155,623
American Financial Group, Inc.	7,871	785,919
American International Group, Inc.	94,250	5,997,128
AMERISAFE, Inc.	1,322	68,480
Aon PLC	28,097	3,678,178
Argo Group International Holdings, Ltd.	1,997	123,614
Arthur J. Gallagher & Company	18,991	1,077,359
Aspen Insurance Holdings, Ltd.	6,444	327,355
Assurant, Inc.	5,924	580,434
Atlas Financial Holdings, Inc. (I)	779	11,685
Baldwin & Lyons, Inc., Class B	734	17,469
Brown & Brown, Inc.	12,362	536,882
Chubb, Ltd.	49,807	7,131,864
Cincinnati Financial Corp.	16,041	1,124,153
Citizens, Inc. (I)(L)	3,530	21,921
CNO Financial Group, Inc.	31,401	643,406
Crawford & Company, Class B	889	8,312
Donegal Group, Inc., Class A	654	10,261
eHealth, Inc. (I)	1,449	26,546
EMC Insurance Group, Inc.	644	17,465
Employers Holdings, Inc.	2,254	90,273
Enstar Group, Ltd. (I)	788	147,868
Everest Re Group, Ltd.	4,403	1,121,224

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
FBL Financial Group, Inc., Class A	721	$45,387
Federated National Holding Company	1,032	16,223
Fidelity & Guaranty Life (L)	933	28,783
First American Financial Corp.	11,842	515,364
Genworth Financial, Inc., Class A (I)	89,559	327,786
Global Indemnity, Ltd. (I)	629	23,908
Greenlight Capital Re, Ltd., Class A (I)	2,115	43,569
Hallmark Financial Services, Inc. (I)	1,089	11,271
HCI Group, Inc. (L)	665	29,573
Heritage Insurance Holdings, Inc.	2,019	25,722
Horace Mann Educators Corp.	2,876	110,007
Infinity Property & Casualty Corp.	759	72,674
Investors Title Company	108	20,187
James River Group Holdings, Ltd.	967	38,332
Kemper Corp.	8,072	307,947
Kinsale Capital Group, Inc.	508	18,410
Lincoln National Corp.	24,217	1,573,621
Loews Corp.	29,846	1,407,537
Maiden Holdings, Ltd.	4,896	51,653
Marsh & McLennan Companies, Inc.	55,091	4,272,858
MBIA, Inc. (I)	9,347	76,552
Mercury General Corp.	3,929	220,024
MetLife, Inc.	116,542	5,895,860
National General Holdings Corp.	3,467	76,135
National Western Life Group, Inc., Class A	168	51,601
Old Republic International Corp.	26,320	520,610
OneBeacon Insurance Group, Ltd., Class A	1,524	27,965
Primerica, Inc.	8,247	595,433
Principal Financial Group, Inc.	28,633	1,801,302
Prudential Financial, Inc.	46,058	4,829,181
Reinsurance Group of America, Inc.	6,928	862,605
RenaissanceRe Holdings, Ltd.	4,409	629,870
RLI Corp.	2,704	150,180
Safety Insurance Group, Inc.	987	65,685
Selective Insurance Group, Inc.	4,035	206,189
State Auto Financial Corp.	1,126	27,992
State National Companies, Inc.	2,268	39,849
Stewart Information Services Corp.	1,592	72,022
The Allstate Corp.	39,044	3,371,059
The Hanover Insurance Group, Inc.	4,581	382,010
The Hartford Financial Services Group, Inc.	40,095	1,980,292
The Navigators Group, Inc.	1,588	84,164
The Progressive Corp.	62,052	2,632,866
The Travelers Companies, Inc.	29,900	3,733,015
Third Point Reinsurance, Ltd. (I)	4,758	62,568
Torchmark Corp.	11,800	890,900
Trupanion, Inc. (I)(L)	1,154	23,472
United Fire Group, Inc.	1,498	64,789
United Insurance Holdings Corp.	1,459	23,680
Universal Insurance Holdings, Inc. (L)	2,320	57,188
Unum Group	24,705	1,111,231
W.R. Berkley Corp.	10,443	720,463
Willis Towers Watson PLC	13,636	1,999,447

The accompanying notes are an integral part of the financial statements.

238

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
WMIH Corp. (I)	16,392	$18,031
XL Group, Ltd.	28,401	1,240,840
		71,458,988
Mortgage real estate investment trusts - 0.1%
AG Mortgage Investment Trust, Inc.	2,016	37,558
Anworth Mortgage Asset Corp.	6,849	41,436
Apollo Commercial Real Estate Finance, Inc.	4,987	92,060
Ares Commercial Real Estate Corp.	2,143	28,352
ARMOUR Residential REIT, Inc.	2,488	64,663
Capstead Mortgage Corp.	6,210	65,453
CYS Investments, Inc.	10,190	85,902
Dynex Capital, Inc.	3,715	25,485
Great Ajax Corp.	1,231	17,160
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,149	68,995
Invesco Mortgage Capital, Inc.	7,850	126,699
Ladder Capital Corp.	2,784	39,171
MTGE Investment Corp.	3,161	57,688
New Residential Investment Corp.	17,089	274,962
New York Mortgage Trust, Inc.	7,905	49,169
Orchid Island Capital, Inc.	1,787	17,959
Owens Realty Mortgage, Inc.	749	12,269
PennyMac Mortgage Investment Trust	4,658	81,608
Redwood Trust, Inc.	5,295	89,591
Resource Capital Corp.	2,646	25,507
Western Asset Mortgage Capital Corp.	3,002	30,620
		1,332,307
Thrifts and mortgage finance - 0.2%
Astoria Financial Corp.	6,382	118,195
Bank Mutual Corp.	3,149	27,869
BankFinancial Corp.	1,378	20,229
Beneficial Bancorp, Inc. (I)	4,912	71,961
BofI Holding, Inc. (I)(L)	4,238	94,084
BSB Bancorp, Inc. (I)	762	22,098
Capitol Federal Financial, Inc.	8,668	119,792
Charter Financial Corp.	1,301	23,288
Clifton Bancorp, Inc.	1,691	27,479
Dime Community Bancshares, Inc.	2,350	44,650
ESSA Bancorp, Inc.	681	9,909
Essent Group, Ltd. (I)	5,268	191,070
EverBank Financial Corp.	7,141	138,892
Federal Agricultural Mortgage Corp., Class C	615	37,269
First Defiance Financial Corp.	652	33,969
Flagstar Bancorp, Inc. (I)	1,463	42,266
Hingham Institution for Savings	106	18,681
Home Bancorp, Inc.	553	19,244
HomeStreet, Inc. (I)	1,670	44,756
Kearny Financial Corp.	6,059	84,523
LendingTree, Inc. (I)	448	69,709
Meridian Bancorp, Inc.	3,351	54,286
Meta Financial Group, Inc.	570	48,792

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts and mortgage finance (continued)
MGIC Investment Corp. (I)	24,254	$256,607
Nationstar Mortgage Holdings, Inc. (I)	2,316	37,797
New York Community Bancorp, Inc.	52,600	679,592
NMI Holdings, Inc., Class A (I)	3,633	37,783
Northfield Bancorp, Inc.	3,026	49,808
Northwest Bancshares, Inc.	6,535	100,574
OceanFirst Financial Corp.	1,812	48,018
Ocwen Financial Corp. (I)(L)	7,301	18,106
Oritani Financial Corp.	2,788	46,141
PennyMac Financial Services, Inc., Class A (I)	1,054	16,969
PHH Corp. (I)	3,820	51,379
Provident Financial Holdings, Inc.	528	10,032
Provident Financial Services, Inc.	4,234	98,822
Radian Group, Inc.	15,257	245,027
SI Financial Group, Inc.	943	14,145
Southern Missouri Bancorp, Inc.	533	16,736
Territorial Bancorp, Inc.	671	20,170
TrustCo Bank Corp.	6,517	47,900
United Community Financial Corp.	3,464	27,400
United Financial Bancorp, Inc.	3,669	59,401
Walker & Dunlop, Inc. (I)	1,973	92,159
Washington Federal, Inc.	15,924	508,772
Waterstone Financial, Inc.	1,678	31,714
Western New England Bancorp, Inc.	2,334	23,223
WSFS Financial Corp.	2,035	89,744
		3,991,030
		263,714,357
Health care - 11.5%
Biotechnology - 1.9%
AbbVie, Inc.	79,820	5,269,716
Acceleron Pharma, Inc. (I)	2,009	51,250
Achillion Pharmaceuticals, Inc. (I)	8,570	38,137
Acorda Therapeutics, Inc. (I)	3,177	43,843
Adamas Pharmaceuticals, Inc. (I)(L)	1,358	20,886
Aduro Biotech, Inc. (I)(L)	2,782	27,820
Advaxis, Inc. (I)(L)	2,835	22,878
Aevi Genomic Medicine, Inc. (I)(L)	2,162	2,313
Agenus, Inc. (I)(L)	5,925	19,671
Aimmune Therapeutics, Inc. (I)(L)	1,908	31,673
Akebia Therapeutics, Inc. (I)	2,805	37,587
Alder Biopharmaceuticals, Inc. (I)	3,399	52,345
Alexion Pharmaceuticals, Inc. (I)	11,292	1,106,955
Altimmune, Inc. (L)	525	2,231
AMAG Pharmaceuticals, Inc. (I)(L)	2,499	43,233
Amgen, Inc.	36,908	5,729,598
Amicus Therapeutics, Inc. (I)(L)	10,387	83,304
Ardelyx, Inc. (I)	2,402	11,289
Arena Pharmaceuticals, Inc. (I)	19,414	25,238
Array BioPharma, Inc. (I)	11,997	90,937
Atara Biotherapeutics, Inc. (I)(L)	1,824	24,168
Avexis, Inc. (I)(L)	460	32,545
Axovant Sciences, Ltd. (I)(L)	1,949	41,689

The accompanying notes are an integral part of the financial statements.

239

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Bellicum Pharmaceuticals, Inc. (I)(L)	1,701	$18,014
BioCryst Pharmaceuticals, Inc. (I)	5,469	28,165
Biogen, Inc. (I)	10,832	2,683,845
BioSpecifics Technologies Corp. (I)	449	23,272
BioTime, Inc. (I)(L)	5,652	17,013
Bioverativ, Inc. (I)	11,625	640,421
Bluebird Bio, Inc. (I)	2,909	219,193
Blueprint Medicines Corp. (I)	1,463	52,492
Cara Therapeutics, Inc. (I)(L)	1,733	28,698
Celgene Corp. (I)	39,000	4,461,990
Celldex Therapeutics, Inc. (I)(L)	7,593	21,488
Cellular Biomedicine Group, Inc. (I)(L)	912	5,837
ChemoCentryx, Inc. (I)	1,718	11,408
Chimerix, Inc. (I)	3,439	15,407
Cidara Therapeutics, Inc. (I)(L)	1,080	6,480
Clovis Oncology, Inc. (I)	2,280	117,785
Coherus Biosciences, Inc. (I)	2,135	42,166
Concert Pharmaceuticals, Inc. (I)	1,343	16,868
Curis, Inc. (I)	8,632	14,761
Cytokinetics, Inc. (I)	2,537	34,376
CytomX Therapeutics, Inc. (I)	1,583	22,304
Dynavax Technologies Corp. (I)(L)	3,076	16,918
Eagle Pharmaceuticals, Inc. (I)	638	46,542
Edge Therapeutics, Inc. (I)(L)	1,217	11,927
Editas Medicine, Inc. (I)(L)	510	6,967
Emergent BioSolutions, Inc. (I)	2,352	75,099
Enanta Pharmaceuticals, Inc. (I)	1,146	34,472
Epizyme, Inc. (I)	2,971	42,485
Esperion Therapeutics, Inc. (I)(L)	1,043	33,397
Exact Sciences Corp. (I)(L)	7,584	276,588
Exelixis, Inc. (I)	16,188	302,877
FibroGen, Inc. (I)	3,817	100,387
Five Prime Therapeutics, Inc. (I)	1,941	54,833
Flexion Therapeutics, Inc. (I)(L)	1,992	34,043
Foundation Medicine, Inc. (I)(L)	1,106	42,028
Genomic Health, Inc. (I)	1,433	45,512
Geron Corp. (I)(L)	12,191	32,428
Gilead Sciences, Inc.	65,502	4,250,425
Global Blood Therapeutics, Inc. (I)	1,342	36,234
Halozyme Therapeutics, Inc. (I)(L)	7,927	93,539
Heron Therapeutics, Inc. (I)(L)	2,410	32,294
Idera Pharmaceuticals, Inc. (I)	7,709	12,566
Ignyta, Inc. (I)	2,228	15,707
ImmunoGen, Inc. (I)(L)	6,853	31,592
Immunomedics, Inc. (I)(L)	7,411	55,953
Incyte Corp. (I)	8,487	1,097,624
Inotek Pharmaceuticals Corp. (I)(L)	1,307	2,222
Inovio Pharmaceuticals, Inc. (I)(L)	4,893	36,942
Insmed, Inc. (I)	4,560	70,315
Insys Therapeutics, Inc. (I)	1,807	26,563
Invitae Corp. (I)(L)	2,256	19,356
Ironwood Pharmaceuticals, Inc. (I)	9,288	164,490
Karyopharm Therapeutics, Inc. (I)	2,191	17,791
Keryx Biopharmaceuticals, Inc. (I)(L)	5,800	37,062

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Kite Pharma, Inc. (I)(L)	2,829	$204,593
La Jolla Pharmaceutical Company (I)(L)	1,147	32,804
Lexicon Pharmaceuticals, Inc. (I)(L)	3,108	43,046
Ligand Pharmaceuticals, Inc. (I)(L)	1,358	147,044
Lion Biotechnologies, Inc. (I)	4,316	22,227
Loxo Oncology, Inc. (I)	991	45,239
MacroGenics, Inc. (I)	2,404	42,671
MannKind Corp. (I)(L)	5,058	7,688
MediciNova, Inc. (I)	2,219	12,915
Merrimack Pharmaceuticals, Inc. (L)	9,020	16,371
MiMedx Group, Inc. (I)(L)	7,419	101,492
Minerva Neurosciences, Inc. (I)	1,496	12,342
Momenta Pharmaceuticals, Inc. (I)	4,758	68,991
Myriad Genetics, Inc. (I)(L)	4,863	98,962
Natera, Inc. (I)	1,995	20,429
NewLink Genetics Corp. (I)(L)	1,866	23,810
Novavax, Inc. (I)(L)	21,009	19,356
OncoMed Pharmaceuticals, Inc. (I)(L)	1,729	5,637
Ophthotech Corp. (I)	2,355	5,346
Organovo Holdings, Inc. (I)(L)	7,589	21,477
Otonomy, Inc. (I)	1,906	23,349
PDL BioPharma, Inc.	12,961	30,977
Pfenex, Inc. (I)	1,371	5,580
Portola Pharmaceuticals, Inc. (I)	3,618	133,323
Progenics Pharmaceuticals, Inc. (I)	5,089	32,417
Protagonist Therapeutics, Inc. (I)	555	6,199
Prothena Corp. PLC (I)(L)	2,488	126,913
PTC Therapeutics, Inc. (I)	2,427	30,410
Puma Biotechnology, Inc. (I)	2,016	154,224
Ra Pharmaceuticals, Inc. (I)	688	16,526
Radius Health, Inc. (I)(L)	2,269	78,553
Regeneron Pharmaceuticals, Inc. (I)	3,815	1,751,314
REGENXBIO, Inc. (I)	1,477	25,257
Repligen Corp. (I)	2,440	95,746
Retrophin, Inc. (I)	2,631	41,701
Rigel Pharmaceuticals, Inc. (I)	7,871	18,025
Sage Therapeutics, Inc. (I)	2,168	143,326
Sangamo Therapeutics, Inc. (I)	5,365	36,482
Sarepta Therapeutics, Inc. (I)(L)	3,587	107,036
Seres Therapeutics, Inc. (I)	1,339	12,212
Sorrento Therapeutics, Inc. (I)	1,918	2,973
Spark Therapeutics, Inc. (I)	1,407	71,659
Spectrum Pharmaceuticals, Inc. (I)	6,162	34,877
Stemline Therapeutics, Inc. (I)	1,239	9,788
Synergy Pharmaceuticals, Inc. (I)(L)	13,244	46,486
TESARO, Inc. (I)(L)	2,035	303,846
TG Therapeutics, Inc. (I)(L)	2,726	30,668
Trevena, Inc. (I)	3,693	8,605
Ultragenyx Pharmaceutical, Inc. (I)(L)	2,580	138,933
United Therapeutics Corp. (I)	4,842	585,349
Vanda Pharmaceuticals, Inc. (I)	2,670	36,713
Veracyte, Inc. (I)	1,298	10,566
Versartis, Inc. (I)	2,376	36,472
Vertex Pharmaceuticals, Inc. (I)	12,469	1,541,168

The accompanying notes are an integral part of the financial statements.

240

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Health care (continued)
Biotechnology (continued)
Voyager Therapeutics, Inc. (I)(L)	893	$7,912
XBiotech, Inc. (I)(L)	1,352	9,964
Xencor, Inc. (I)	2,606	53,423
ZIOPHARM Oncology, Inc. (I)(L)	8,916	52,159
		35,252,038
Health care equipment and supplies - 3.2%
Abaxis, Inc.	1,569	75,940
Abbott Laboratories	150,000	6,849,000
ABIOMED, Inc. (I)	4,361	599,332
Accuray, Inc. (I)	6,170	25,297
Align Technology, Inc. (I)	8,126	1,179,895
Analogic Corp.	879	63,200
AngioDynamics, Inc. (I)	1,967	29,662
Anika Therapeutics, Inc. (I)	1,037	47,982
AtriCure, Inc. (I)	2,309	48,235
Atrion Corp.	96	52,958
AxoGen, Inc. (I)	2,043	30,339
Baxter International, Inc.	42,173	2,501,281
Becton, Dickinson and Company	19,557	3,700,771
Boston Scientific Corp. (I)	118,456	3,201,866
C.R. Bard, Inc.	6,250	1,921,438
Cantel Medical Corp.	2,536	197,352
Cardiovascular Systems, Inc. (I)	2,302	69,129
Cerus Corp. (I)(L)	7,871	18,025
ConforMIS, Inc. (I)(L)	2,897	11,733
CONMED Corp.	1,978	100,423
CryoLife, Inc. (I)	2,248	41,026
Cutera, Inc. (I)	978	22,298
Danaher Corp.	52,991	4,501,056
DENTSPLY SIRONA, Inc.	20,019	1,271,607
Edwards Lifesciences Corp. (I)	18,470	2,125,343
Endologix, Inc. (I)(L)	5,874	28,313
Entellus Medical, Inc. (I)	560	7,465
Exactech, Inc. (I)	846	25,634
GenMark Diagnostics, Inc. (I)	3,168	40,994
Glaukos Corp. (I)(L)	1,194	48,608
Globus Medical, Inc., Class A (I)	12,746	391,940
Haemonetics Corp. (I)	3,644	148,602
Halyard Health, Inc. (I)	8,365	300,638
Hill-Rom Holdings, Inc.	6,404	495,413
Hologic, Inc. (I)	24,315	1,053,083
ICU Medical, Inc. (I)	1,037	167,268
IDEXX Laboratories, Inc. (I)	7,637	1,285,994
Inogen, Inc. (I)	1,153	102,202
Insulet Corp. (I)	4,127	173,210
Integer Holdings Corp. (I)	2,228	88,452
Integra LifeSciences Holdings Corp. (I)	4,261	214,541
Intuitive Surgical, Inc. (I)	3,189	2,916,915
Invacare Corp.	2,464	34,866
InVivo Therapeutics Holdings Corp. (I)(L)	2,774	5,409
iRhythm Technologies, Inc. (I)	540	18,727
K2M Group Holdings, Inc. (I)	1,863	42,383
LeMaitre Vascular, Inc.	1,021	31,202

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Health care (continued)
Health care equipment and supplies (continued)
LivaNova PLC (I)	4,669	$265,386
Masimo Corp. (I)	7,727	672,558
Medtronic PLC	118,800	10,012,410
Meridian Bioscience, Inc.	3,064	42,283
Merit Medical Systems, Inc. (I)	3,072	109,056
Natus Medical, Inc. (I)	2,350	79,665
Neogen Corp. (I)	2,611	165,250
Nevro Corp. (I)	1,696	116,736
Novocure, Ltd. (I)(L)	3,993	50,112
NuVasive, Inc. (I)	8,957	672,044
NxStage Medical, Inc. (I)	4,569	98,965
OraSure Technologies, Inc. (I)	3,940	59,376
Orthofix International NV (I)	1,250	52,088
Oxford Immunotec Global PLC (I)	1,685	23,590
Penumbra, Inc. (I)(L)	1,798	148,964
Quidel Corp. (I)	1,954	48,498
ResMed, Inc.	15,255	1,084,631
Rockwell Medical, Inc. (I)(L)	3,886	27,824
RTI Surgical, Inc. (I)	4,474	23,041
STAAR Surgical Company (I)	2,974	27,212
STERIS PLC	9,146	709,364
Stryker Corp.	26,827	3,835,188
Surmodics, Inc. (I)	1,041	25,400
Teleflex, Inc.	4,836	967,297
The Cooper Companies, Inc.	4,235	926,406
The Spectranetics Corp. (I)	3,061	82,647
Utah Medical Products, Inc.	271	18,211
Varian Medical Systems, Inc. (I)	8,107	802,755
West Pharmaceutical Services, Inc.	7,889	765,391
Wright Medical Group NV (I)	7,342	196,178
Zimmer Biomet Holdings, Inc.	17,458	2,081,168
		60,496,741
Health care providers and services - 2.9%
Acadia Healthcare Company, Inc. (I)(L)	8,371	346,057
Aceto Corp.	2,113	29,899
Addus HomeCare Corp. (I)	556	20,628
Aetna, Inc.	28,782	4,169,361
Almost Family, Inc. (I)	629	36,105
Amedisys, Inc. (I)	2,017	120,859
American Renal Associates Holdings, Inc. (I)	609	9,866
AmerisourceBergen Corp.	14,344	1,316,349
AMN Healthcare Services, Inc. (I)	3,349	121,401
Anthem, Inc.	22,956	4,186,027
BioTelemetry, Inc. (I)	1,965	56,690
Capital Senior Living Corp. (I)	2,122	29,368
Cardinal Health, Inc.	27,403	2,035,769
Centene Corp. (I)	14,954	1,086,109
Chemed Corp.	1,142	233,722
Cigna Corp.	22,341	3,602,039
Civitas Solutions, Inc. (I)	1,222	19,247
Community Health Systems, Inc. (I)	8,254	73,048
CorVel Corp. (I)	742	34,577

The accompanying notes are an integral part of the financial statements.

241

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Health care (continued)
Health care providers and services (continued)
Cross Country Healthcare, Inc. (I)	2,374	$27,420
DaVita, Inc. (I)	13,582	899,943
Diplomat Pharmacy, Inc. (I)	3,319	56,888
Envision Healthcare Corp. (I)	10,256	560,080
Express Scripts Holding Company (I)	52,683	3,147,809
Genesis Healthcare, Inc. (I)	2,940	4,998
HCA Healthcare, Inc. (I)	25,068	2,053,320
HealthEquity, Inc. (I)	3,071	140,652
HealthSouth Corp.	15,822	717,211
Henry Schein, Inc. (I)	6,915	1,272,153
Humana, Inc.	12,964	3,011,019
Kindred Healthcare, Inc.	6,130	60,074
Laboratory Corp. of America Holdings (I)	8,901	1,237,239
Landauer, Inc.	721	35,221
LHC Group, Inc. (I)	1,083	65,197
LifePoint Health, Inc. (I)	4,301	261,501
Magellan Health, Inc. (I)	1,665	114,469
McKesson Corp.	18,427	3,005,259
MEDNAX, Inc. (I)	10,100	548,430
Molina Healthcare, Inc. (I)	7,663	494,800
National HealthCare Corp.	792	54,252
Owens & Minor, Inc.	10,991	350,393
Patterson Companies, Inc. (L)	7,186	317,334
PharMerica Corp. (I)	2,124	52,463
Quest Diagnostics, Inc.	11,938	1,298,496
Quorum Health Corp. (I)	2,451	9,240
RadNet, Inc. (I)	2,906	20,923
Select Medical Holdings Corp. (I)	7,640	102,376
Surgery Partners, Inc. (I)	1,435	31,283
Teladoc, Inc. (I)	1,566	47,920
Tenet Healthcare Corp. (I)	8,598	142,211
The Ensign Group, Inc.	3,435	63,135
The Providence Service Corp. (I)	942	44,029
Tivity Health, Inc. (I)	2,265	76,897
Triple-S Management Corp., Class B (I)	1,761	28,651
UnitedHealth Group, Inc.	83,997	14,714,594
Universal Health Services, Inc., Class B	7,775	883,707
US Physical Therapy, Inc.	859	54,332
VCA, Inc. (I)	8,748	805,953
WellCare Health Plans, Inc. (I)	4,771	819,658
		55,158,651
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	19,485	222,324
Castlight Health, Inc., B Shares (I)(L)	2,947	10,315
Cerner Corp. (I)	25,525	1,668,059
Computer Programs & Systems, Inc.	913	30,494
Cotiviti Holdings, Inc. (I)	905	34,508
Evolent Health, Inc., Class A (I)	1,192	27,356
HealthStream, Inc. (I)	1,854	51,671
HMS Holdings Corp. (I)	6,038	110,012
Medidata Solutions, Inc. (I)	3,898	277,460
Omnicell, Inc. (I)	2,494	99,511
Quality Systems, Inc. (I)	3,689	56,663

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Health care (continued)
Health care technology (continued)
Vocera Communications, Inc. (I)	1,780	$47,579
		2,635,952
Life sciences tools and services - 0.5%
Accelerate Diagnostics, Inc. (I)(L)	1,657	46,230
Agilent Technologies, Inc.	14,529	876,680
Albany Molecular Research, Inc. (I)	1,948	37,908
Bio-Rad Laboratories, Inc., Class A (I)	2,239	500,372
Bio-Techne Corp.	4,018	450,337
Cambrex Corp. (I)	2,288	123,094
Charles River Laboratories International, Inc. (I)	5,102	469,639
Enzo Biochem, Inc. (I)	3,203	28,827
Fluidigm Corp. (I)	2,123	9,617
Illumina, Inc. (I)	6,590	1,168,802
INC Research Holdings, Inc., Class A (I)	8,523	484,533
Luminex Corp.	2,871	58,166
Medpace Holdings, Inc. (I)	653	18,166
Mettler-Toledo International, Inc. (I)	1,168	680,722
NanoString Technologies, Inc. (I)	1,186	21,751
NeoGenomics, Inc. (I)	3,871	29,265
Pacific Biosciences of California, Inc. (I)	6,117	20,186
PAREXEL International Corp. (I)	9,202	743,706
PerkinElmer, Inc.	5,111	322,300
PRA Health Sciences, Inc. (I)	1,710	123,548
Thermo Fisher Scientific, Inc.	17,642	3,048,361
Waters Corp. (I)	3,629	651,841
		9,914,051
Pharmaceuticals - 2.9%
Aclaris Therapeutics, Inc. (I)	866	20,593
Aerie Pharmaceuticals, Inc. (I)	2,068	114,671
Akorn, Inc. (I)	9,378	312,006
Allergan PLC	16,625	3,719,844
Amphastar Pharmaceuticals, Inc. (I)	2,580	44,041
ANI Pharmaceuticals, Inc. (I)	599	26,170
Aratana Therapeutics, Inc. (I)(L)	2,740	15,782
Bristol-Myers Squibb Company	82,815	4,467,869
Catalent, Inc. (I)	20,571	730,888
Cempra, Inc. (I)	3,169	12,042
Collegium Pharmaceutical, Inc. (I)(L)	1,304	10,719
Corcept Therapeutics, Inc. (I)(L)	5,487	62,058
Depomed, Inc. (I)	4,392	46,028
Dermira, Inc. (I)	1,780	48,808
Durect Corp. (I)	9,410	11,574
Egalet Corp. (I)(L)	1,625	3,478
Eli Lilly & Company	48,018	3,820,792
Endo International PLC (I)	21,366	281,604
Heska Corp. (I)	440	43,410
Horizon Pharma PLC (I)	11,544	115,440
Impax Laboratories, Inc. (I)	5,335	81,359
Innoviva, Inc. (I)(L)	5,933	72,501
Intersect ENT, Inc. (I)	2,043	51,688
Intra-Cellular Therapies, Inc. (I)	2,643	27,091
Johnson & Johnson	134,181	17,208,713

The accompanying notes are an integral part of the financial statements.

242

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Health care (continued)
Pharmaceuticals (continued)
Lannett Company, Inc. (I)(L)	2,016	$40,522
Mallinckrodt PLC (I)	5,199	224,233
Merck & Company, Inc.	135,793	8,841,482
Mylan NV (I)	22,926	893,655
MyoKardia, Inc. (I)	911	11,752
Nektar Therapeutics (I)	10,237	203,512
Ocular Therapeutix, Inc. (I)(L)	1,295	13,209
Omeros Corp. (I)(L)	3,141	47,461
Pacira Pharmaceuticals, Inc. (I)	2,637	117,083
Paratek Pharmaceuticals, Inc. (I)	1,541	30,897
Perrigo Company PLC	7,130	519,421
Pfizer, Inc.	294,297	9,608,797
Phibro Animal Health Corp., Class A	1,386	48,857
Prestige Brands Holdings, Inc. (I)	9,473	477,250
Revance Therapeutics, Inc. (I)	1,600	35,600
SciClone Pharmaceuticals, Inc. (I)	3,693	35,084
Sucampo Pharmaceuticals, Inc., Class A (I)	1,884	18,840
Supernus Pharmaceuticals, Inc. (I)	3,381	127,126
Teligent, Inc. (I)(L)	3,361	27,829
Tetraphase Pharmaceuticals, Inc. (I)	3,012	20,753
The Medicines Company (I)(L)	4,817	191,572
TherapeuticsMD, Inc. (I)(L)	10,937	45,389
Theravance Biopharma, Inc. (I)(L)	2,894	105,631
WaVe Life Sciences, Ltd. (I)	556	10,508
Zoetis, Inc.	24,369	1,517,701
Zogenix, Inc. (I)	1,759	22,339
		54,585,672
		218,043,105
Industrials - 14.3%
Aerospace and defense - 2.6%
AAR Corp.	2,334	81,550
Aerojet Rocketdyne Holdings, Inc. (I)	4,257	93,228
Aerovironment, Inc. (I)	1,505	46,715
Arconic, Inc.	39,673	1,089,817
Astronics Corp. (I)	1,397	42,748
Axon Enterprise, Inc. (I)(L)	3,703	88,909
Cubic Corp.	1,784	82,688
Curtiss-Wright Corp.	7,900	711,237
DigitalGlobe, Inc. (I)	4,463	139,022
Ducommun, Inc. (I)	785	24,971
Engility Holdings, Inc. (I)	1,309	34,466
Esterline Technologies Corp. (I)	5,300	516,485
General Dynamics Corp.	25,874	5,258,891
Huntington Ingalls Industries, Inc.	4,957	970,630
KLX, Inc. (I)	9,406	455,156
Kratos Defense & Security Solutions, Inc. (I)	4,220	45,660
L3 Technologies, Inc.	7,464	1,258,356
Lockheed Martin Corp.	22,756	6,397,394
Mercury Systems, Inc. (I)	2,752	109,447
Moog, Inc., Class A (I)	2,287	160,181
National Presto Industries, Inc. (L)	349	37,151
Northrop Grumman Corp.	16,105	4,174,738

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Industrials (continued)
Aerospace and defense (continued)
Orbital ATK, Inc.	6,197	$629,987
Raytheon Company	27,031	4,433,354
Rockwell Collins, Inc.	15,121	1,648,945
Sparton Corp. (I)	629	10,794
Teledyne Technologies, Inc. (I)	6,195	814,704
The Boeing Company	51,576	9,677,205
The KeyW Holding Corp. (I)(L)	2,654	24,443
TransDigm Group, Inc.	4,548	1,219,228
Triumph Group, Inc.	3,535	115,241
United Technologies Corp.	67,874	8,231,759
Vectrus, Inc. (I)	778	22,951
Wesco Aircraft Holdings, Inc. (I)	3,971	38,320
		48,686,371
Air freight and logistics - 1.4%
Air Transport Services Group, Inc. (I)	3,490	83,237
Atlas Air Worldwide Holdings, Inc. (I)	1,736	84,543
C.H. Robinson Worldwide, Inc.	25,807	1,729,327
Echo Global Logistics, Inc. (I)	2,074	38,680
Expeditors International of Washington, Inc.	32,947	1,758,711
FedEx Corp.	44,815	8,686,940
Forward Air Corp.	2,114	110,203
Hub Group, Inc., Class A (I)	2,384	85,466
Radiant Logistics, Inc. (I)	2,900	17,052
United Parcel Service, Inc., Class B	125,913	13,343,001
XPO Logistics, Inc. (I)	6,950	365,570
		26,302,730
Airlines - 1.3%
Alaska Air Group, Inc.	22,586	1,966,111
Allegiant Travel Company	930	127,410
American Airlines Group, Inc.	92,214	4,464,080
Delta Air Lines, Inc.	133,575	6,562,540
Hawaiian Holdings, Inc. (I)	3,727	186,723
JetBlue Airways Corp. (I)	36,295	813,734
SkyWest, Inc.	3,562	122,177
Southwest Airlines Company	112,499	6,760,065
United Continental Holdings, Inc. (I)	52,410	4,175,505
		25,178,345
Building products - 0.5%
AAON, Inc.	2,888	104,473
Advanced Drainage Systems, Inc.	2,516	48,181
Allegion PLC	8,737	686,990
American Woodmark Corp. (I)	976	90,573
AO Smith Corp.	15,860	870,238
Apogee Enterprises, Inc.	2,027	107,999
Armstrong Flooring, Inc. (I)	1,703	31,488
Builders FirstSource, Inc. (I)	6,051	82,657
Caesarstone, Ltd. (I)	1,723	64,699
Continental Building Products, Inc. (I)	2,482	60,561
CSW Industrials, Inc. (I)	1,062	37,489
Fortune Brands Home & Security, Inc.	13,696	864,218
Gibraltar Industries, Inc. (I)	2,230	69,353

The accompanying notes are an integral part of the financial statements.

243

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Industrials (continued)
Building products (continued)
Griffon Corp.	2,150	$46,655
Insteel Industries, Inc.	1,255	39,859
Johnson Controls International PLC	84,502	3,528,804
Lennox International, Inc.	4,166	737,799
Masco Corp.	28,801	1,072,837
Masonite International Corp. (I)	2,128	156,727
NCI Building Systems, Inc. (I)	1,947	32,418
Patrick Industries, Inc. (I)	1,025	67,855
PGT Innovations, Inc. (I)	3,465	39,674
Ply Gem Holdings, Inc. (I)	1,645	26,896
Quanex Building Products Corp.	2,443	50,326
Simpson Manufacturing Company, Inc.	2,917	117,205
Trex Company, Inc. (I)	2,090	134,324
Universal Forest Products, Inc.	1,403	123,366
		9,293,664
Commercial services and supplies - 0.4%
ABM Industries, Inc.	3,897	167,727
ACCO Brands Corp. (I)	7,612	86,396
Advanced Disposal Services, Inc. (I)	1,577	36,776
Aqua Metals, Inc. (I)(L)	819	9,722
ARC Document Solutions, Inc. (I)	3,377	11,178
Brady Corp., Class A	3,231	115,993
Casella Waste Systems, Inc., Class A (I)	2,836	39,761
CECO Environmental Corp.	2,197	20,652
Cintas Corp.	2,983	375,500
Clean Harbors, Inc. (I)	5,613	327,855
Copart, Inc. (I)	22,016	686,679
Deluxe Corp.	8,667	590,743
Ennis, Inc.	2,000	32,100
Essendant, Inc.	2,732	43,985
Healthcare Services Group, Inc.	4,994	239,063
Heritage-Crystal Clean, Inc. (I)	1,023	15,601
Herman Miller, Inc.	10,721	338,248
HNI Corp.	7,963	342,568
InnerWorkings, Inc. (I)	2,963	32,119
Interface, Inc.	4,660	95,763
Kimball International, Inc., Class B	2,726	46,833
Knoll, Inc.	3,423	73,595
Matthews International Corp., Class A	2,271	144,776
McGrath RentCorp	1,663	55,162
Mobile Mini, Inc.	3,190	89,320
MSA Safety, Inc.	5,585	452,944
Multi-Color Corp.	972	83,495
Pitney Bowes, Inc.	20,072	298,471
Quad/Graphics, Inc.	2,033	45,275
Republic Services, Inc.	7,848	499,211
Rollins, Inc.	10,332	444,999
SP Plus Corp. (I)	1,268	37,406
Steelcase, Inc., Class A	6,145	102,929
Stericycle, Inc. (I)	3,036	248,254
Team, Inc. (I)	2,063	52,916
Tetra Tech, Inc.	4,069	186,971
The Brink’s Company	3,191	201,352

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Industrials (continued)
Commercial services and supplies (continued)
TRC Companies, Inc. (I)	1,543	$27,003
UniFirst Corp.	1,056	149,635
US Ecology, Inc.	1,564	78,239
Viad Corp.	1,404	61,987
VSE Corp.	667	27,907
Waste Management, Inc.	13,631	993,836
West Corp.	3,120	72,290
		8,083,235
Construction and engineering - 0.3%
AECOM (I)	16,725	537,040
Aegion Corp. (I)	2,510	49,673
Ameresco, Inc., Class A (I)	1,892	13,055
Argan, Inc.	936	55,271
Comfort Systems USA, Inc.	2,615	90,087
Dycom Industries, Inc. (I)(L)	5,552	467,423
EMCOR Group, Inc.	10,681	673,117
Fluor Corp.	12,590	564,787
Granite Construction, Inc.	7,054	330,550
Great Lakes Dredge & Dock Corp. (I)	4,728	19,621
HC2 Holdings, Inc. (I)	2,741	14,527
IES Holdings, Inc. (I)	504	7,736
Jacobs Engineering Group, Inc.	11,007	576,987
KBR, Inc.	15,385	209,698
Layne Christensen Company (I)	1,269	9,226
MasTec, Inc. (I)	4,672	198,093
MYR Group, Inc. (I)	1,044	30,652
NV5 Global, Inc. (I)	573	21,029
Orion Group Holdings, Inc. (I)	2,087	14,880
Primoris Services Corp.	2,876	66,723
Quanta Services, Inc. (I)	13,717	420,563
Tutor Perini Corp. (I)	2,684	69,650
Valmont Industries, Inc.	2,425	355,020
		4,795,408
Electrical equipment - 0.7%
Acuity Brands, Inc.	3,946	642,843
Allied Motion Technologies, Inc.	472	11,885
AMETEK, Inc.	20,720	1,264,334
Atkore International Group, Inc. (I)	917	19,129
AZZ, Inc.	1,847	100,200
Babcock & Wilcox Enterprises, Inc. (I)	3,317	35,326
Eaton Corp. PLC	40,577	3,139,848
Emerson Electric Company	57,946	3,425,768
Encore Wire Corp.	1,491	61,653
Energous Corp. (I)	1,129	17,420
EnerSys	7,743	573,447
Generac Holdings, Inc. (I)	4,622	160,152
General Cable Corp.	3,524	58,322
Hubbell, Inc.	5,553	643,648
LSI Industries, Inc.	2,121	18,728
Plug Power, Inc. (I)(L)	13,968	25,980
Powell Industries, Inc.	679	22,359
Preformed Line Products Company	195	9,360
Regal Beloit Corp.	4,823	381,982

The accompanying notes are an integral part of the financial statements.

244

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Industrials (continued)
Electrical equipment (continued)
Rockwell Automation, Inc.	11,596	$1,840,517
Sunrun, Inc. (I)(L)	4,718	23,779
Thermon Group Holdings, Inc. (I)	2,356	43,633
Vicor Corp. (I)	1,333	22,594
		12,542,907
Industrial conglomerates - 2.4%
3M Company	53,568	10,953,049
Carlisle Companies, Inc.	6,953	704,547
General Electric Company	784,790	21,487,550
Honeywell International, Inc.	68,688	9,134,817
Raven Industries, Inc.	2,578	87,265
Roper Technologies, Inc.	9,157	2,080,470
		44,447,698
Machinery - 2.2%
Actuant Corp., Class A	4,188	108,679
AGCO Corp.	7,186	460,120
Alamo Group, Inc.	683	58,144
Albany International Corp., Class A	2,048	98,918
Altra Industrial Motion Corp.	1,791	77,371
American Railcar Industries, Inc. (L)	584	20,726
Astec Industries, Inc.	1,379	77,183
Barnes Group, Inc.	3,558	201,347
Briggs & Stratton Corp.	2,971	70,650
Caterpillar, Inc.	52,733	5,559,640
Chart Industries, Inc. (I)	2,172	74,608
CIRCOR International, Inc.	1,162	74,903
Columbus McKinnon Corp.	1,469	41,044
Crane Company	5,414	420,018
Cummins, Inc.	13,950	2,199,915
Deere & Company	26,333	3,224,739
DMC Global, Inc.	1,054	13,333
Donaldson Company, Inc.	14,221	682,039
Douglas Dynamics, Inc.	1,597	48,629
Dover Corp.	13,982	1,154,214
Energy Recovery, Inc. (I)(L)	2,546	19,324
EnPro Industries, Inc.	1,520	101,551
ESCO Technologies, Inc.	1,772	102,067
Federal Signal Corp.	4,345	68,130
Flowserve Corp.	11,897	577,005
Fortive Corp.	27,026	1,687,774
Franklin Electric Company, Inc.	3,292	125,754
FreightCar America, Inc.	1,048	17,564
Global Brass & Copper Holdings, Inc.	1,501	45,480
Graco, Inc.	6,031	662,626
Graham Corp.	885	18,523
Hardinge, Inc.	983	11,894
Harsco Corp. (I)	5,764	85,884
Hillenbrand, Inc.	4,192	149,654
Hurco Companies, Inc.	473	13,764
Hyster-Yale Materials Handling, Inc.	681	50,823
IDEX Corp.	8,211	890,647
Illinois Tool Works, Inc.	28,014	3,956,137
Ingersoll-Rand PLC	23,359	2,092,966

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Industrials (continued)
Machinery (continued)
ITT, Inc.	9,497	$360,981
John Bean Technologies Corp.	2,046	176,570
Kadant, Inc.	751	57,714
Kennametal, Inc.	14,251	548,236
Lincoln Electric Holdings, Inc.	6,651	594,466
Lindsay Corp.	748	63,864
Lydall, Inc. (I)	1,165	58,774
Meritor, Inc. (I)	5,886	91,645
Milacron Holdings Corp. (I)	1,018	17,703
Miller Industries, Inc.	923	23,629
Mueller Industries, Inc.	4,025	113,827
Mueller Water Products, Inc., Class A	11,029	123,304
Navistar International Corp. (I)(L)	3,537	91,502
NN, Inc.	1,929	55,169
Nordson Corp.	5,763	667,816
Omega Flex, Inc.	219	13,407
Oshkosh Corp.	8,035	507,169
PACCAR, Inc.	32,102	2,021,142
Park-Ohio Holdings Corp.	644	23,892
Parker-Hannifin Corp.	12,186	1,918,929
Pentair PLC	14,968	991,181
Proto Labs, Inc. (I)	1,760	112,640
RBC Bearings, Inc. (I)	1,613	163,429
Rexnord Corp. (I)	5,939	135,409
Snap-on, Inc.	5,268	851,625
Spartan Motors, Inc.	2,585	22,231
SPX Corp. (I)	2,911	70,126
SPX FLOW, Inc. (I)	2,549	95,154
Standex International Corp.	897	78,846
Stanley Black & Decker, Inc.	13,756	1,893,376
Sun Hydraulics Corp.	1,676	71,716
Supreme Industries, Inc., Class A	991	17,561
Tennant Company	1,248	87,360
Terex Corp.	11,404	373,823
The Gorman-Rupp Company	1,295	31,171
The Greenbrier Companies, Inc. (L)	1,919	84,916
The Manitowoc Company, Inc. (I)	9,075	51,365
The Timken Company	7,517	346,910
The Toro Company	11,653	798,114
Titan International, Inc.	3,192	33,101
TriMas Corp. (I)	3,251	70,872
Trinity Industries, Inc.	16,389	418,247
Wabash National Corp. (L)	4,578	91,514
Wabtec Corp. (L)	9,283	758,885
Watts Water Technologies, Inc., Class A	1,953	121,281
Woodward, Inc.	9,697	660,560
Xylem, Inc.	16,094	839,141
		42,144,080
Marine - 0.0%
Costamare, Inc. (L)	2,105	13,788
Kirby Corp. (I)	5,800	384,250
Matson, Inc.	3,087	90,326

The accompanying notes are an integral part of the financial statements.

245

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Industrials (continued)
Marine (continued)
Scorpio Bulkers, Inc. (I)(L)	4,377	$25,387
		513,751
Professional services - 0.2%
Acacia Research Corp. (I)	4,028	15,911
Barrett Business Services, Inc.	516	29,448
CBIZ, Inc. (I)	3,541	53,469
CRA International, Inc.	624	21,572
Equifax, Inc.	4,047	553,630
Exponent, Inc.	1,813	107,511
Franklin Covey Company (I)	732	14,457
FTI Consulting, Inc. (I)	7,334	253,243
GP Strategies Corp. (I)	971	23,838
Heidrick & Struggles International, Inc.	1,379	29,717
Hill International, Inc. (I)	2,969	14,548
Huron Consulting Group, Inc. (I)	1,547	64,278
ICF International, Inc. (I)	1,264	59,471
Insperity, Inc.	1,102	83,146
Kelly Services, Inc., Class A	2,074	48,179
Kforce, Inc.	1,785	32,130
Korn/Ferry International	4,093	131,426
ManpowerGroup, Inc.	7,284	742,021
Mistras Group, Inc. (I)	1,267	26,506
Navigant Consulting, Inc. (I)	3,352	65,330
Nielsen Holdings PLC	11,565	445,021
On Assignment, Inc. (I)	3,624	189,898
Resources Connection, Inc.	2,630	33,007
Robert Half International, Inc.	4,415	205,253
RPX Corp. (I)	3,693	48,895
The Advisory Board Company (I)	2,951	152,567
The Dun & Bradstreet Corp.	4,178	437,478
TriNet Group, Inc. (I)	3,030	93,718
TrueBlue, Inc. (I)	3,027	81,275
Verisk Analytics, Inc. (I)	5,304	429,041
WageWorks, Inc. (I)	2,583	182,747
		4,668,731
Road and rail - 2.0%
ArcBest Corp.	1,783	33,520
Avis Budget Group, Inc. (I)	9,252	211,778
Celadon Group, Inc.	2,153	4,306
Covenant Transportation Group, Inc., Class A (I)	915	16,854
CSX Corp.	169,384	9,175,531
Genesee & Wyoming, Inc., Class A (I)	6,601	432,366
Heartland Express, Inc.	3,219	62,610
J.B. Hunt Transport Services, Inc.	15,926	1,359,762
Kansas City Southern	19,501	1,856,495
Knight Transportation, Inc. (L)	4,648	155,011
Landstar System, Inc.	4,499	375,891
Marten Transport, Ltd.	1,675	41,456
Norfolk Southern Corp.	53,089	6,584,629
Old Dominion Freight Line, Inc.	7,460	666,327
Roadrunner Transportation Systems, Inc. (I)	2,443	15,513

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Industrials (continued)
Road and rail (continued)
Ryder System, Inc.	9,749	$647,529
Saia, Inc. (I)	1,771	81,820
Swift Transportation Company (I)(L)	5,272	126,264
Union Pacific Corp.	148,692	16,400,728
Universal Logistics Holdings, Inc.	627	8,653
Werner Enterprises, Inc.	7,937	216,283
YRC Worldwide, Inc. (I)	2,385	21,918
		38,495,244
Trading companies and distributors - 0.3%
Aircastle, Ltd.	3,329	72,672
Applied Industrial Technologies, Inc.	2,568	158,574
Beacon Roofing Supply, Inc. (I)	4,227	203,868
BMC Stock Holdings, Inc. (I)	3,942	76,869
CAI International, Inc. (I)	1,373	26,430
DXP Enterprises, Inc. (I)	1,142	40,918
Fastenal Company	25,965	1,120,909
GATX Corp. (L)	7,116	423,260
GMS, Inc. (I)	534	17,440
H&E Equipment Services, Inc.	2,291	45,568
Kaman Corp.	1,827	88,262
Lawson Products, Inc. (I)	501	10,671
MRC Global, Inc. (I)	6,665	120,303
MSC Industrial Direct Company, Inc., Class A	4,830	405,430
Neff Corp., Class A (I)	702	11,934
NOW, Inc. (I)	19,181	316,678
Rush Enterprises, Inc., Class A (I)	1,804	64,673
Rush Enterprises, Inc., Class B (I)	742	24,464
SiteOne Landscape Supply, Inc. (I)	834	44,352
Textainer Group Holdings, Ltd. (I)	1,785	19,635
Titan Machinery, Inc. (I)	1,429	24,079
Triton International, Ltd.	2,875	80,558
United Rentals, Inc. (I)	7,596	825,913
Univar, Inc. (I)	3,048	92,720
Veritiv Corp. (I)	589	26,034
W.W. Grainger, Inc.	4,908	845,550
Watsco, Inc.	3,270	461,462
		5,649,226
		270,801,390
Information technology - 22.7%
Communications equipment - 1.2%
Acacia Communications, Inc. (I)(L)	378	17,781
ADTRAN, Inc.	3,472	66,836
Aerohive Networks, Inc. (I)	1,815	8,639
Applied Optoelectronics, Inc. (I)(L)	1,183	82,597
ARRIS International PLC (I)	20,485	574,399
Black Box Corp.	1,149	9,422
Brocade Communications Systems, Inc.	43,907	554,545
CalAmp Corp. (I)	2,608	49,291
Calix, Inc. (I)	3,175	20,796
Ciena Corp. (I)	24,969	586,272
Cisco Systems, Inc.	446,500	14,078,145

The accompanying notes are an integral part of the financial statements.

246

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Information technology (continued)
Communications equipment (continued)
Clearfield, Inc. (I)(L)	860	$11,223
Comtech Telecommunications Corp.	1,876	27,071
Digi International, Inc. (I)	1,978	18,890
EMCORE Corp.	1,978	19,879
Extreme Networks, Inc. (I)	7,581	73,005
F5 Networks, Inc. (I)	5,790	741,873
Finisar Corp. (I)	7,616	187,811
Harmonic, Inc. (I)	5,644	28,502
Harris Corp.	11,191	1,255,183
Infinera Corp. (I)	10,145	98,609
InterDigital, Inc.	6,149	498,069
Juniper Networks, Inc.	34,123	1,000,828
KVH Industries, Inc. (I)	1,143	10,801
Lumentum Holdings, Inc. (I)	3,573	203,840
Motorola Solutions, Inc.	14,639	1,223,381
NETGEAR, Inc. (I)	2,302	96,569
NetScout Systems, Inc. (I)	16,248	594,677
Oclaro, Inc. (I)(L)	7,952	70,614
Plantronics, Inc.	5,945	314,609
ShoreTel, Inc. (I)	4,966	28,803
Silicom, Ltd.	430	21,917
Sonus Networks, Inc. (I)	3,718	25,097
Ubiquiti Networks, Inc. (I)(L)	1,832	86,397
ViaSat, Inc. (I)	9,373	611,588
Viavi Solutions, Inc. (I)	16,750	188,103
		23,486,062
Electronic equipment, instruments and components - 1.1%
Amphenol Corp., Class A	27,440	2,047,024
Anixter International, Inc. (I)	2,063	155,757
Arrow Electronics, Inc. (I)	9,577	723,925
Avnet, Inc.	13,881	509,155
AVX Corp.	3,232	52,908
Badger Meter, Inc.	1,962	76,910
Bel Fuse, Inc., Class B	726	17,424
Belden, Inc.	7,522	534,062
Benchmark Electronics, Inc. (I)	3,431	110,821
Cognex Corp.	9,267	848,023
Coherent, Inc. (I)	4,352	1,079,949
Control4 Corp. (I)	1,449	28,763
Corning, Inc.	82,840	2,410,644
CTS Corp.	2,258	47,531
Daktronics, Inc.	2,709	26,900
Electro Scientific Industries, Inc. (I)	2,081	17,397
ePlus, Inc. (I)	892	70,245
Fabrinet (I)	2,448	86,243
FARO Technologies, Inc. (I)	1,206	41,909
FLIR Systems, Inc.	14,440	547,132
II-VI, Inc. (I)	4,210	126,300
Insight Enterprises, Inc. (I)	2,608	108,336
IPG Photonics Corp. (I)	4,034	560,887
Itron, Inc. (I)	2,368	160,195
Jabil Circuit, Inc.	19,624	587,150

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
Keysight Technologies, Inc. (I)	18,473	$713,797
Kimball Electronics, Inc. (I)	2,021	35,165
Knowles Corp. (I)(L)	15,862	271,716
Littelfuse, Inc.	3,994	646,828
Maxwell Technologies, Inc. (I)	2,581	14,944
Mesa Laboratories, Inc.	221	34,551
Methode Electronics, Inc.	2,598	104,310
MTS Systems Corp.	1,202	62,324
National Instruments Corp.	11,437	436,322
Novanta, Inc. (I)	2,281	77,554
OSI Systems, Inc. (I)	1,253	99,225
Park Electrochemical Corp.	1,475	24,928
PC Connection, Inc.	844	22,012
Plexus Corp. (I)	2,355	122,413
Radisys Corp. (I)	2,735	10,311
Rogers Corp. (I)	1,272	135,099
Sanmina Corp. (I)	5,191	189,991
ScanSource, Inc. (I)	1,793	68,134
SYNNEX Corp.	5,202	578,775
TE Connectivity, Ltd.	31,708	2,500,176
Tech Data Corp. (I)	6,197	600,923
Trimble, Inc. (I)	27,167	979,099
TTM Technologies, Inc. (I)	5,143	83,522
Universal Display Corp.	2,952	334,757
VeriFone Systems, Inc. (I)	12,015	219,754
Vishay Intertechnology, Inc.	23,983	392,122
Vishay Precision Group, Inc. (I)	849	14,688
Zebra Technologies Corp., Class A (I)	5,694	594,112
		20,343,142
Internet software and services - 3.9%
2U, Inc. (I)	2,578	110,210
Actua Corp. (I)	2,623	36,722
Akamai Technologies, Inc. (I)	11,646	549,109
Alarm.com Holdings, Inc. (I)	793	25,812
Alphabet, Inc., Class A (I)	19,891	19,634,207
Alphabet, Inc., Class C (I)	19,764	19,069,493
Amber Road, Inc. (I)	1,253	9,059
Angie’s List, Inc. (I)(L)	2,800	33,712
Appfolio, Inc., Class A (I)	551	15,786
Apptio, Inc., Class A (I)(L)	558	9,218
Bankrate, Inc. (I)	3,434	35,885
Bazaarvoice, Inc. (I)	6,061	27,578
Benefitfocus, Inc. (I)(L)	983	31,259
Blucora, Inc. (I)	2,785	57,093
Box, Inc., Class A (I)	3,484	65,151
Brightcove, Inc. (I)	2,261	13,453
Carbonite, Inc. (I)	1,322	24,589
ChannelAdvisor Corp. (I)	1,728	19,699
Cimpress NV (I)(L)	1,768	156,185
Cornerstone OnDemand, Inc. (I)	3,591	134,160
Coupa Software, Inc. (I)	633	21,661
DHI Group, Inc. (I)	3,915	11,158

The accompanying notes are an integral part of the financial statements.

247

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Information technology (continued)
Internet software and services (continued)
eBay, Inc. (I)	67,699	$2,322,076
Endurance International Group Holdings, Inc. (I)	4,417	33,348
Envestnet, Inc. (I)	2,965	106,295
Facebook, Inc., Class A (I)	157,556	23,863,432
Five9, Inc. (I)	2,326	52,265
Gogo, Inc. (I)(L)	4,081	52,767
GrubHub, Inc. (I)(L)	5,733	249,214
GTT Communications, Inc. (I)	1,881	60,662
Hortonworks, Inc. (I)	3,264	40,343
Instructure, Inc. (I)	803	21,440
j2 Global, Inc.	8,525	721,386
Limelight Networks, Inc. (I)	5,422	15,995
Liquidity Services, Inc. (I)	2,059	12,766
LivePerson, Inc. (I)	3,928	37,512
LogMeIn, Inc.	7,447	826,617
MINDBODY, Inc., Class A (I)	1,023	28,695
New Relic, Inc. (I)	1,577	68,868
NIC, Inc.	4,505	91,226
Q2 Holdings, Inc. (I)	1,824	72,230
QuinStreet, Inc. (I)	2,918	11,336
Quotient Technology, Inc. (I)	4,527	49,797
Reis, Inc.	691	13,060
Shutterstock, Inc. (I)(L)	1,351	62,903
SPS Commerce, Inc. (I)	1,180	68,629
Stamps.com, Inc. (I)(L)	1,146	158,033
TechTarget, Inc. (I)	1,280	11,648
The Meet Group, Inc. (I)	2,823	13,070
The Trade Desk, Inc., Class A (I)(L)	407	22,385
TrueCar, Inc. (I)	3,904	68,632
VeriSign, Inc. (I)(L)	6,041	544,657
Web.com Group, Inc. (I)	3,055	69,501
WebMD Health Corp. (I)	6,699	375,010
Xactly Corp. (I)	1,826	28,668
XO Group, Inc. (I)	1,864	30,775
Yahoo!, Inc. (I)	58,738	2,955,696
		73,252,136
IT services - 4.0%
Accenture PLC, Class A	51,380	6,395,269
Acxiom Corp. (I)	13,926	364,861
Alliance Data Systems Corp.	4,623	1,114,744
Automatic Data Processing, Inc.	37,055	3,793,320
Blackhawk Network Holdings, Inc. (I)	3,912	169,585
Broadridge Financial Solutions, Inc.	12,737	966,611
CACI International, Inc., Class A (I)	1,724	212,224
Cardtronics PLC, Class A (I)	3,173	108,675
Cass Information Systems, Inc.	786	48,135
Cognizant Technology Solutions Corp., Class A	50,293	3,365,105
Convergys Corp.	16,468	400,337
CoreLogic, Inc. (I)	9,092	393,684
CSG Systems International, Inc.	2,278	90,869
CSRA, Inc.	12,141	366,173

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Information technology (continued)
IT services (continued)
DST Systems, Inc.	3,397	$410,426
DXC Technology Company (I)	23,371	1,811,720
EPAM Systems, Inc. (I)	3,410	286,031
EVERTEC, Inc.	4,544	74,976
ExlService Holdings, Inc. (I)	2,329	121,970
Fidelity National Information Services, Inc.	27,129	2,329,567
Fiserv, Inc. (I)	17,760	2,224,973
Forrester Research, Inc.	722	28,447
Gartner, Inc. (I)	7,961	952,136
Global Payments, Inc.	12,554	1,150,072
IBM Corp.	70,824	10,809,867
Jack Henry & Associates, Inc.	8,360	887,916
Leidos Holdings, Inc.	15,382	854,624
ManTech International Corp., Class A	1,716	65,723
Mastercard, Inc., Class A	77,734	9,551,954
MAXIMUS, Inc.	11,534	716,031
MoneyGram International, Inc. (I)	2,270	39,543
NeuStar, Inc., Class A (I)	9,798	324,804
Paychex, Inc.	26,373	1,562,073
PayPal Holdings, Inc. (I)	92,791	4,844,618
Perficient, Inc. (I)	2,560	44,211
Planet Payment, Inc. (I)	3,314	11,433
Sabre Corp.	24,233	543,546
Science Applications International Corp.	7,706	585,579
ServiceSource International, Inc. (I)	4,634	16,034
Sykes Enterprises, Inc. (I)	2,779	92,624
Syntel, Inc.	2,346	41,008
TeleTech Holdings, Inc.	1,209	51,443
Teradata Corp. (I)	10,950	298,497
The Hackett Group, Inc.	1,682	24,658
The Western Union Company	39,667	754,466
Total System Services, Inc.	13,659	813,393
Travelport Worldwide, Ltd.	8,120	109,620
Unisys Corp. (I)(L)	3,600	42,480
Virtusa Corp. (I)	2,041	59,230
Visa, Inc., Class A	153,324	14,601,045
WEX, Inc. (I)	4,142	423,147
		75,349,477
Semiconductors and semiconductor equipment - 3.4%
Advanced Energy Industries, Inc. (I)	2,780	213,865
Advanced Micro Devices, Inc. (I)(L)	109,216	1,222,127
Alpha & Omega Semiconductor, Ltd. (I)	1,306	24,318
Ambarella, Inc. (I)(L)	2,263	132,476
Amkor Technology, Inc. (I)	7,124	80,786
Analog Devices, Inc.	26,292	2,254,802
Applied Materials, Inc.	78,019	3,579,512
Axcelis Technologies, Inc. (I)	2,154	46,850
Broadcom, Ltd.	28,947	6,932,228
Brooks Automation, Inc.	4,799	132,212
Cabot Microelectronics Corp.	1,664	125,615
Cavium, Inc. (I)	4,580	334,203
CEVA, Inc. (I)	1,422	60,080
Cirrus Logic, Inc. (I)	11,324	746,818

The accompanying notes are an integral part of the financial statements.

248

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Cohu, Inc.	2,036	$37,320
Cree, Inc. (I)	10,496	250,277
Cypress Semiconductor Corp.	35,309	493,973
Diodes, Inc. (I)	2,707	69,326
DSP Group, Inc. (I)	1,689	20,015
Entegris, Inc. (I)	10,036	247,889
First Solar, Inc. (I)	8,402	323,561
FormFactor, Inc. (I)	4,925	72,398
Impinj, Inc. (I)	457	19,948
Inphi Corp. (I)(L)	2,844	112,850
Integrated Device Technology, Inc. (I)	23,940	612,385
Intel Corp.	341,431	12,329,073
IXYS Corp.	1,957	28,866
KLA-Tencor Corp.	11,312	1,176,448
Kopin Corp. (I)	5,105	17,612
Lam Research Corp.	11,756	1,824,179
Lattice Semiconductor Corp. (I)	8,583	59,652
MACOM Technology Solutions Holdings, Inc. (I)	2,253	137,365
MaxLinear, Inc. (I)	3,933	122,513
Microchip Technology, Inc.	15,596	1,299,147
Micron Technology, Inc. (I)	74,898	2,304,611
Microsemi Corp. (I)	20,475	1,005,527
MKS Instruments, Inc.	3,749	306,481
Monolithic Power Systems, Inc.	6,814	669,135
Nanometrics, Inc. (I)	1,707	47,455
NeoPhotonics Corp. (I)	2,236	20,146
NVE Corp.	367	28,971
NVIDIA Corp.	42,532	6,139,494
PDF Solutions, Inc. (I)	1,905	30,937
Photronics, Inc. (I)	4,661	46,843
Power Integrations, Inc.	1,932	129,347
Qorvo, Inc. (I)	9,157	713,788
QUALCOMM, Inc.	106,663	6,108,590
Rambus, Inc. (I)	7,745	91,701
Rudolph Technologies, Inc. (I)	2,120	50,668
Semtech Corp. (I)	4,591	175,376
Sigma Designs, Inc. (I)	2,840	17,750
Silicon Laboratories, Inc. (I)	7,429	555,689
Skyworks Solutions, Inc.	13,364	1,422,331
Synaptics, Inc. (I)	6,310	350,584
Teradyne, Inc.	21,570	766,814
Texas Instruments, Inc.	72,147	5,951,406
Ultra Clean Holdings, Inc. (I)	2,395	54,702
Veeco Instruments, Inc. (I)	3,202	100,690
Versum Materials, Inc.	11,702	363,230
Xcerra Corp. (I)	3,984	38,685
Xilinx, Inc.	18,008	1,201,314
Xperi Corp.	3,469	106,325
		63,939,279
Software - 4.7%
8x8, Inc. (I)	6,245	85,244

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Information technology (continued)
Software (continued)
A10 Networks, Inc. (I)	3,249	$26,544
ACI Worldwide, Inc. (I)	20,876	477,225
Activision Blizzard, Inc.	52,204	3,058,110
Adobe Systems, Inc. (I)	37,391	5,304,287
Agilysys, Inc. (I)	1,142	11,317
American Software, Inc., Class A	2,117	22,737
ANSYS, Inc. (I)	9,194	1,161,478
Aspen Technology, Inc. (I)	5,511	337,053
Autodesk, Inc. (I)	14,789	1,652,967
Barracuda Networks, Inc. (I)	1,584	34,721
Blackbaud, Inc.	3,353	277,394
Blackline, Inc. (I)	707	23,868
Bottomline Technologies, Inc. (I)	2,887	72,204
BroadSoft, Inc. (I)	2,084	83,360
CA, Inc.	23,636	750,916
Cadence Design Systems, Inc. (I)	30,020	1,054,903
Callidus Software, Inc. (I)	4,365	104,324
CDK Global, Inc.	15,616	959,759
Citrix Systems, Inc. (I)	11,827	976,201
CommVault Systems, Inc. (I)	7,256	407,243
Digimarc Corp. (I)(L)	747	26,033
Ebix, Inc. (L)	1,780	98,523
Electronic Arts, Inc. (I)	23,242	2,634,016
Ellie Mae, Inc. (I)	2,308	252,864
EnerNOC, Inc. (I)	1,963	10,698
Everbridge, Inc. (I)	633	16,369
Exa Corp. (I)	1,052	14,612
Fair Isaac Corp.	5,517	731,885
Fortinet, Inc. (I)	16,047	631,289
Gigamon, Inc. (I)	2,302	87,821
Globant SA (I)	1,810	70,880
Glu Mobile, Inc. (I)(L)	8,140	20,676
Guidance Software, Inc. (I)	1,741	11,160
HubSpot, Inc. (I)	2,058	148,382
Imperva, Inc. (I)	2,059	101,715
Intuit, Inc.	18,331	2,578,072
Jive Software, Inc. (I)	5,081	26,802
Manhattan Associates, Inc. (I)	7,581	355,094
Microsoft Corp.	583,046	40,719,933
MicroStrategy, Inc., Class A (I)	669	121,999
Mitek Systems, Inc. (I)	2,120	16,536
MobileIron, Inc. (I)	3,741	20,201
Model N, Inc. (I)	1,821	23,582
Monotype Imaging Holdings, Inc.	2,901	56,715
Oracle Corp.	226,145	10,264,722
Park City Group, Inc. (I)(L)	971	12,138
Paycom Software, Inc. (I)(L)	3,121	204,238
Paylocity Holding Corp. (I)	1,560	73,086
Pegasystems, Inc.	2,562	149,749
Progress Software Corp.	3,560	103,952
Proofpoint, Inc. (I)	2,895	248,970
PROS Holdings, Inc. (I)	1,825	54,513
PTC, Inc. (I)	12,462	717,562
QAD, Inc., Class A	724	23,566

The accompanying notes are an integral part of the financial statements.

249

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Information technology (continued)
Software (continued)
Qualys, Inc. (I)	1,946	$81,732
Rapid7, Inc. (I)	1,632	29,964
RealPage, Inc. (I)	3,828	132,449
Red Hat, Inc. (I)	13,461	1,205,702
RingCentral, Inc., Class A (I)	4,184	142,674
Rosetta Stone, Inc. (I)	1,366	16,214
salesforce.com, Inc. (I)	49,397	4,427,947
Sapiens International Corp. NV (I)	1,750	21,718
Silver Spring Networks, Inc. (I)	2,755	28,046
Symantec Corp.	46,645	1,413,810
Synchronoss Technologies, Inc. (I)	2,942	37,599
Synopsys, Inc. (I)	11,374	851,571
Take-Two Interactive Software, Inc. (I)	16,783	1,287,927
Tangoe, Inc. (I)	2,209	14,270
Telenav, Inc. (I)	2,646	21,565
The Rubicon Project, Inc. (I)	2,936	14,621
The Ultimate Software Group, Inc. (I)	3,194	705,044
TiVo Corp.	8,266	147,135
Tyler Technologies, Inc. (I)	3,609	616,706
Varonis Systems, Inc. (I)	779	28,317
VASCO Data Security International, Inc. (I)	2,200	30,140
Verint Systems, Inc. (I)	4,406	181,087
Workiva, Inc. (I)	1,763	32,087
Zendesk, Inc. (I)	5,789	150,398
Zix Corp. (I)	4,417	25,486
		89,154,417
Technology hardware, storage and peripherals - 4.4%
3D Systems Corp. (I)(L)	19,210	392,845
Apple, Inc.	467,790	71,459,600
Avid Technology, Inc. (I)	2,570	13,390
Cray, Inc. (I)	2,917	51,777
Diebold Nixdorf, Inc. (L)	13,015	344,247
Eastman Kodak Company (I)	1,284	11,877
Electronics For Imaging, Inc. (I)	3,334	158,098
Hewlett Packard Enterprise Company	148,580	2,794,790
HP, Inc.	150,958	2,831,972
Immersion Corp. (I)	2,209	18,777
NCR Corp. (I)	13,419	517,034
NetApp, Inc.	24,181	979,089
Pure Storage, Inc., Class A (I)	4,868	62,992
Seagate Technology PLC	26,301	1,145,935
Stratasys, Ltd. (I)	3,507	94,338
Super Micro Computer, Inc. (I)	2,750	67,650
USA Technologies, Inc. (I)(L)	2,642	12,285
Western Digital Corp.	25,685	2,313,191
Xerox Corp.	75,820	536,047
		83,805,934
		429,330,447
Materials - 3.4%
Chemicals - 2.2%
A. Schulman, Inc.	2,060	60,358

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Materials (continued)
Chemicals (continued)
Air Products & Chemicals, Inc.	16,015	$2,307,121
Albemarle Corp.	8,331	946,402
American Vanguard Corp.	2,053	34,593
Ashland Global Holdings, Inc.	6,700	445,818
Balchem Corp.	2,249	177,041
Cabot Corp.	6,697	349,784
Calgon Carbon Corp.	3,590	50,440
CF Industries Holdings, Inc.	17,411	468,356
Chase Corp.	495	52,223
Codexis, Inc. (I)	2,505	10,020
E.I. du Pont de Nemours & Company	63,671	5,024,915
Eastman Chemical Company	10,843	868,633
Ecolab, Inc.	19,321	2,566,602
Ferro Corp. (I)	5,911	99,068
Flotek Industries, Inc. (I)(L)	3,895	38,483
FMC Corp.	9,867	743,676
FutureFuel Corp.	1,973	26,714
GCP Applied Technologies, Inc. (I)	5,035	151,554
Hawkins, Inc.	705	33,170
HB Fuller Company	3,549	180,112
Ingevity Corp. (I)	3,027	178,805
Innophos Holdings, Inc.	1,354	57,261
Innospec, Inc.	1,680	107,520
International Flavors & Fragrances, Inc.	5,852	806,932
KMG Chemicals, Inc.	675	37,753
Koppers Holdings, Inc. (I)	1,440	51,912
Kraton Corp. (I)	2,096	67,701
Kronos Worldwide, Inc.	1,709	31,343
LSB Industries, Inc. (I)(L)	1,508	13,255
LyondellBasell Industries NV, Class A	24,345	1,960,259
Minerals Technologies, Inc.	6,234	448,536
Monsanto Company	32,234	3,784,916
NewMarket Corp.	996	463,489
Olin Corp.	29,551	867,026
OMNOVA Solutions, Inc. (I)	3,139	27,152
PolyOne Corp.	14,825	553,566
PPG Industries, Inc.	19,030	2,024,031
Praxair, Inc.	20,971	2,774,254
Quaker Chemical Corp.	909	126,706
Rayonier Advanced Materials, Inc.	3,112	54,118
RPM International, Inc.	14,384	780,044
Sensient Technologies Corp.	7,907	634,853
Stepan Company	1,384	117,114
The Chemours Company	32,727	1,308,753
The Dow Chemical Company	82,116	5,087,907
The Mosaic Company	26,115	590,982
The Scotts Miracle-Gro Company	4,769	413,043
The Sherwin-Williams Company	5,960	1,977,349
The Valspar Corp.	7,872	889,457
Trecora Resources (I)	1,488	15,922
Tredegar Corp.	1,845	29,151
Trinseo SA	1,898	122,326
Tronox, Ltd., Class A	4,601	69,935

The accompanying notes are an integral part of the financial statements.

250

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Materials (continued)
Chemicals (continued)
Valvoline, Inc.	22,375	$500,529
		41,608,983
Construction materials - 0.2%
Eagle Materials, Inc.	5,213	491,586
Forterra, Inc. (I)(L)	1,355	9,742
Martin Marietta Materials, Inc.	4,664	1,045,202
Summit Materials, Inc., Class A (I)	5,488	147,408
U.S. Concrete, Inc. (I)(L)	1,013	66,959
United States Lime & Minerals, Inc.	147	11,528
Vulcan Materials Company	9,778	1,218,828
		2,991,253
Containers and packaging - 0.4%
AptarGroup, Inc.	6,711	570,502
Avery Dennison Corp.	6,673	562,267
Ball Corp.	26,055	1,065,650
Bemis Company, Inc.	9,956	444,436
Greif, Inc., Class A	4,595	273,173
Greif, Inc., Class B	402	26,713
International Paper Company	30,348	1,604,802
Multi Packaging Solutions International, Ltd. (I)	1,623	29,214
Myers Industries, Inc.	1,714	28,967
Owens-Illinois, Inc. (I)	17,466	394,208
Packaging Corp. of America	10,145	1,036,413
Sealed Air Corp.	14,242	632,630
Silgan Holdings, Inc.	8,062	256,452
Sonoco Products Company	10,687	541,938
UFP Technologies, Inc. (I)	471	12,882
WestRock Company	18,588	1,011,559
		8,491,806
Metals and mining - 0.5%
AK Steel Holding Corp. (I)(L)	22,156	135,152
Allegheny Technologies, Inc. (L)	19,446	300,052
Ampco-Pittsburgh Corp.	629	9,875
Carpenter Technology Corp.	8,331	303,832
Century Aluminum Company (I)	3,514	50,672
Cliffs Natural Resources, Inc. (I)	15,689	92,408
Coeur Mining, Inc. (I)	12,732	118,153
Commercial Metals Company	20,575	372,408
Compass Minerals International, Inc. (L)	3,640	233,506
Ferroglobe PLC	4,689	49,422
Freeport-McMoRan, Inc. (I)	97,696	1,122,527
Gold Resource Corp. (L)	4,016	14,176
Haynes International, Inc.	912	32,650
Hecla Mining Company	26,821	153,953
Kaiser Aluminum Corp.	1,250	102,950
Materion Corp.	1,416	48,427
Newmont Mining Corp.	38,791	1,324,713
Nucor Corp.	23,541	1,367,732
Olympic Steel, Inc.	674	11,101
Real Industry, Inc. (I)	2,024	5,667
Reliance Steel & Aluminum Company	7,846	572,366

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Materials (continued)
Metals and mining (continued)
Royal Gold, Inc.	7,036	$565,835
Ryerson Holding Corp. (I)	808	6,747
Schnitzer Steel Industries, Inc., Class A	1,863	35,956
Steel Dynamics, Inc.	26,098	887,071
SunCoke Energy, Inc. (I)	4,565	39,898
TimkenSteel Corp. (I)	2,833	37,112
United States Steel Corp. (L)	18,769	391,334
Worthington Industries, Inc.	7,906	331,815
		8,717,510
Paper and forest products - 0.1%
Boise Cascade Company (I)	2,832	76,322
Clearwater Paper Corp. (I)	1,207	55,944
Deltic Timber Corp.	772	52,388
Domtar Corp.	6,739	245,165
KapStone Paper and Packaging Corp.	6,171	130,393
Louisiana-Pacific Corp. (I)	25,713	572,886
Neenah Paper, Inc.	1,156	90,168
PH Glatfelter Company	3,121	57,208
Schweitzer-Mauduit International, Inc.	2,166	80,748
		1,361,222
		63,170,774
Real estate - 2.5%
Equity real estate investment trusts - 2.4%
Acadia Realty Trust	5,640	153,126
Agree Realty Corp.	1,732	78,858
Alexander’s, Inc.	151	62,233
Alexandria Real Estate Equities, Inc.	2,979	347,590
Altisource Residential Corp.	3,777	51,896
American Assets Trust, Inc.	2,786	108,793
American Campus Communities, Inc.	14,354	681,241
American Tower Corp.	14,291	1,874,836
Apartment Investment & Management Company, Class A	4,973	213,441
Armada Hoffler Properties, Inc.	2,457	32,457
Ashford Hospitality Prime, Inc.	1,824	17,547
Ashford Hospitality Trust, Inc.	5,694	35,075
AvalonBay Communities, Inc.	4,599	879,513
Bluerock Residential Growth REIT, Inc.	1,676	20,447
Boston Properties, Inc.	5,231	634,625
Camden Property Trust	9,426	785,280
Care Capital Properties, Inc.	9,050	237,925
CareTrust REIT, Inc.	4,572	83,439
CatchMark Timber Trust, Inc., Class A	3,169	35,873
CBL & Associates Properties, Inc.	12,011	92,365
Cedar Realty Trust, Inc.	6,343	31,652
Chatham Lodging Trust	2,726	54,111
Chesapeake Lodging Trust	4,278	98,608
City Office REIT, Inc.	1,784	21,925
Colony NorthStar, Inc., Class A	10,725	151,544
Colony Starwood Homes	4,606	159,229
Community Healthcare Trust, Inc.	1,060	26,182
CoreCivic, Inc.	12,671	364,291

The accompanying notes are an integral part of the financial statements.

251

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U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
CorEnergy Infrastructure Trust, Inc.	882	$31,029
CoreSite Realty Corp.	2,356	248,040
Corporate Office Properties Trust	10,627	358,449
Cousins Properties, Inc.	69,148	591,907
Crown Castle International Corp.	11,978	1,217,564
CyrusOne, Inc.	8,003	450,249
DCT Industrial Trust, Inc.	9,897	521,671
DiamondRock Hospitality Company	14,244	157,966
Digital Realty Trust, Inc.	5,251	620,616
Douglas Emmett, Inc.	15,663	594,567
Duke Realty Corp.	38,289	1,097,746
DuPont Fabros Technology, Inc.	5,247	286,644
Easterly Government Properties, Inc.	2,327	46,214
EastGroup Properties, Inc.	2,221	180,878
Education Realty Trust, Inc.	13,031	499,218
EPR Properties	6,904	489,563
Equinix, Inc.	2,597	1,145,303
Equity Residential	12,370	805,163
Essex Property Trust, Inc.	2,191	562,912
Extra Space Storage, Inc.	4,193	324,832
Farmland Partners, Inc.	1,224	11,910
Federal Realty Investment Trust	2,420	297,031
FelCor Lodging Trust, Inc.	9,807	70,316
First Industrial Realty Trust, Inc.	20,776	600,011
First Potomac Realty Trust	4,380	47,917
Four Corners Property Trust, Inc.	4,116	101,336
Franklin Street Properties Corp.	7,334	82,508
Getty Realty Corp.	1,819	45,748
GGP, Inc.	19,823	441,656
Gladstone Commercial Corp.	1,881	38,297
Global Medical REIT, Inc.	1,138	10,572
Global Net Lease, Inc.	4,150	93,541
Government Properties Income Trust	5,018	108,389
Gramercy Property Trust	9,983	294,998
HCP, Inc.	15,462	484,579
Healthcare Realty Trust, Inc.	20,544	683,293
Hersha Hospitality Trust	2,972	55,309
Highwoods Properties, Inc.	10,949	551,830
Hospitality Properties Trust	17,690	511,595
Host Hotels & Resorts, Inc.	24,919	448,293
Hudson Pacific Properties, Inc.	7,562	247,731
Independence Realty Trust, Inc.	4,297	41,294
InfraREIT, Inc.	2,921	56,346
Investors Real Estate Trust	8,998	52,638
Iron Mountain, Inc.	7,912	276,287
iStar, Inc. (I)	4,909	59,448
Kilroy Realty Corp.	10,530	771,007
Kimco Realty Corp.	15,153	265,784
Kite Realty Group Trust	5,896	105,951
Lamar Advertising Company, Class A	8,919	624,419
LaSalle Hotel Properties	19,714	560,863
Lexington Realty Trust	16,319	156,826
Liberty Property Trust	15,830	650,455
Life Storage, Inc.	5,006	374,949

U.S. Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
LTC Properties, Inc.	2,654	$127,923
Mack-Cali Realty Corp.	16,011	426,053
MedEquities Realty Trust, Inc.	1,764	20,604
Medical Properties Trust, Inc.	55,370	717,042
Mid-America Apartment Communities, Inc.	3,796	386,964
Monmouth Real Estate Investment Corp.	4,765	69,569
Monogram Residential Trust, Inc.	11,858	114,193
National Health Investors, Inc.	2,612	197,258
National Retail Properties, Inc.	15,855	608,356
National Storage Affiliates Trust	2,439	59,146
New Senior Investment Group, Inc.	5,489	52,365
NexPoint Residential Trust, Inc.	1,324	31,988
NorthStar Realty Europe Corp.	4,000	48,800
Omega Healthcare Investors, Inc.	21,186	663,546
One Liberty Properties, Inc.	1,103	24,597
Parkway, Inc.	3,037	60,558
Pebblebrook Hotel Trust	5,081	157,105
Pennsylvania Real Estate Investment Trust	4,926	52,708
Physicians Realty Trust	9,561	194,471
Potlatch Corp.	7,310	334,433
Preferred Apartment Communities, Inc., Class A	1,862	28,544
Prologis, Inc.	17,805	988,890
PS Business Parks, Inc.	1,356	171,236
Public Storage	5,026	1,082,349
QTS Realty Trust, Inc., Class A	3,282	171,386
Quality Care Properties, Inc. (I)	10,079	170,537
RAIT Financial Trust	7,585	16,915
Ramco-Gershenson Properties Trust	5,640	71,008
Rayonier, Inc.	13,241	371,940
Realty Income Corp.	9,045	496,842
Regency Centers Corp.	4,951	301,318
Retail Opportunity Investments Corp.	7,662	151,401
Rexford Industrial Realty, Inc.	4,672	127,312
RLJ Lodging Trust	8,643	175,885
Ryman Hospitality Properties, Inc.	3,058	196,966
Sabra Health Care REIT, Inc.	4,643	108,785
Saul Centers, Inc.	725	41,543
Select Income REIT	4,520	107,847
Senior Housing Properties Trust	25,581	540,782
Seritage Growth Properties, Class A	1,766	69,316
Simon Property Group, Inc.	10,738	1,656,337
SL Green Realty Corp.	3,429	346,432
STAG Industrial, Inc.	5,431	146,528
Summit Hotel Properties, Inc.	6,172	110,479
Sunstone Hotel Investors, Inc.	15,372	239,957
Tanger Factory Outlet Centers, Inc.	10,366	270,138
Taubman Centers, Inc.	6,517	398,515
Terreno Realty Corp.	3,181	103,955
The GEO Group, Inc.	20,031	599,728
The Macerich Company	4,257	244,394
Tier REIT, Inc.	3,460	55,948
UDR, Inc.	9,053	349,536

The accompanying notes are an integral part of the financial statements.

252

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U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
UMH Properties, Inc.	2,008	$33,534
Uniti Group, Inc.	15,098	377,601
Universal Health Realty Income Trust	879	63,059
Urban Edge Properties	16,228	386,876
Urstadt Biddle Properties, Inc., Class A	2,125	39,780
Ventas, Inc.	11,822	786,045
Vornado Realty Trust	5,858	540,108
Washington Prime Group, Inc.	33,252	253,713
Washington Real Estate Investment Trust	5,195	167,850
Weingarten Realty Investors	12,688	381,782
Welltower, Inc.	12,083	876,501
Weyerhaeuser Company	25,152	829,010
Whitestone REIT	2,270	26,173
Xenia Hotels & Resorts, Inc.	7,370	131,923
		45,942,143
Real estate management and development - 0.1%
Alexander & Baldwin, Inc.	8,289	331,726
Altisource Portfolio Solutions SA (I)	839	17,267
CBRE Group, Inc., Class A (I)	10,426	363,659
Consolidated-Tomoka Land Company	324	17,431
Forestar Group, Inc. (I)	2,484	35,149
HFF, Inc., Class A	2,601	81,125
Jones Lang LaSalle, Inc.	4,872	562,570
Kennedy-Wilson Holdings, Inc.	5,889	115,424
Marcus & Millichap, Inc. (I)	1,107	26,767
RE/MAX Holdings, Inc., Class A	1,231	65,428
Stratus Properties, Inc.	431	11,874
Tejon Ranch Company (I)	1,063	21,281
The RMR Group, Inc., Class A	497	24,403
The St. Joe Company (I)	3,663	64,652
		1,738,756
		47,680,899
Telecommunication services - 1.3%
Diversified telecommunication services - 1.3%
AT&T, Inc.	301,412	11,613,404
ATN International, Inc.	755	49,407
CenturyLink, Inc. (L)	26,642	664,718
Cincinnati Bell, Inc. (I)	3,025	51,425
Cogent Communications Holdings, Inc.	2,921	115,087
Consolidated Communications Holdings, Inc. (L)	3,500	69,720
FairPoint Communications, Inc. (I)	1,572	22,637
Frontier Communications Corp. (L)	126,318	165,477
General Communication, Inc., Class A (I)	1,989	73,573
Globalstar, Inc. (I)(L)	27,214	53,884
Hawaiian Telcom Holdco, Inc. (I)	474	11,907
IDT Corp., Class B	1,258	21,336
Iridium Communications, Inc. (I)(L)	6,034	59,737
Level 3 Communications, Inc. (I)	14,415	857,981
Lumos Networks Corp. (I)	1,459	26,145
ORBCOMM, Inc. (I)	4,866	47,687
pdvWireless, Inc. (I)(L)	765	18,284

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Diversified telecommunication services (continued)
Straight Path Communications, Inc., Class B (I)	697	$124,693
Verizon Communications, Inc.	200,103	9,332,804
Vonage Holdings Corp. (I)	13,616	94,087
Windstream Holdings, Inc. (L)	12,997	55,237
		23,529,230
Wireless telecommunication services - 0.0%
Boingo Wireless, Inc. (I)	2,633	42,312
Shenandoah Telecommunications Company	3,308	101,390
Spok Holdings, Inc.	1,558	27,109
Telephone & Data Systems, Inc.	10,087	287,782
		458,593
		23,987,823
Utilities - 3.6%
Electric utilities - 2.0%
ALLETE, Inc.	3,498	256,718
Alliant Energy Corp.	17,784	737,502
American Electric Power Company, Inc.	38,020	2,729,076
Duke Energy Corp.	54,050	4,631,004
Edison International	25,211	2,056,461
El Paso Electric Company	2,904	156,816
Entergy Corp.	13,782	1,089,605
Eversource Energy	24,613	1,527,729
Exelon Corp.	71,871	2,609,636
FirstEnergy Corp.	34,200	1,000,008
Great Plains Energy, Inc.	23,194	666,364
Hawaiian Electric Industries, Inc.	11,711	388,103
IDACORP, Inc.	8,981	784,041
MGE Energy, Inc.	2,490	162,099
NextEra Energy, Inc.	36,148	5,112,773
OGE Energy Corp.	21,506	766,259
Otter Tail Corp.	2,722	108,744
PG&E Corp.	39,224	2,682,137
Pinnacle West Capital Corp.	8,609	760,605
PNM Resources, Inc.	14,238	548,163
Portland General Electric Company	6,292	297,863
PPL Corp.	52,508	2,095,594
Spark Energy, Inc., Class A (L)	354	15,523
The Southern Company	76,519	3,872,627
Westar Energy, Inc.	15,297	809,976
Xcel Energy, Inc.	39,246	1,880,276
		37,745,702
Gas utilities - 0.3%
Atmos Energy Corp.	11,326	943,569
Chesapeake Utilities Corp.	1,122	83,309
Delta Natural Gas Company, Inc.	617	18,516
National Fuel Gas Company	9,189	521,568
New Jersey Resources Corp.	15,334	642,495
Northwest Natural Gas Company	1,933	118,396
ONE Gas, Inc.	9,246	653,230

The accompanying notes are an integral part of the financial statements.

253

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U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Gas utilities (continued)
South Jersey Industries, Inc.	5,657	$205,971
Southwest Gas Holdings, Inc.	8,440	671,571
Spire, Inc.	3,132	221,902
UGI Corp.	18,623	953,125
WGL Holdings, Inc.	9,089	752,024
		5,785,676
Independent power and renewable electricity producers - 0.1%
AES Corp.	50,981	595,458
Atlantic Power Corp. (I)	9,849	23,145
Atlantica Yield PLC	4,229	88,344
Dynegy, Inc. (I)	8,466	70,014
NRG Energy, Inc.	24,173	388,218
NRG Yield, Inc., Class A	2,560	44,032
NRG Yield, Inc., Class C	4,578	81,031
Ormat Technologies, Inc.	2,768	164,751
Pattern Energy Group, Inc.	4,812	108,559
TerraForm Global, Inc., Class A (I)	6,757	33,109
TerraForm Power, Inc., Class A (I)	6,210	76,880
		1,673,541
Multi-utilities - 1.1%
Ameren Corp.	18,813	1,067,638
Avista Corp.	4,405	188,710
Black Hills Corp.	9,389	652,911
CenterPoint Energy, Inc.	33,167	948,908
CMS Energy Corp.	21,633	1,025,621
Consolidated Edison, Inc.	23,588	1,952,851
Dominion Energy, Inc.	48,499	3,917,264
DTE Energy Company	13,834	1,515,100
MDU Resources Group, Inc.	21,032	572,701
NiSource, Inc.	24,861	648,126
NorthWestern Corp.	8,635	535,025
Public Service Enterprise Group, Inc.	39,296	1,764,783
SCANA Corp.	11,101	757,088
Sempra Energy	19,372	2,256,644
Unitil Corp.	1,012	48,151
Vectren Corp.	8,930	547,766
WEC Energy Group, Inc.	24,363	1,529,022
		19,928,309
Water utilities - 0.1%
American States Water Company	2,634	120,611
American Water Works Company, Inc.	13,842	1,082,168
Aqua America, Inc.	19,108	624,641
AquaVenture Holdings, Ltd. (I)(L)	531	9,000
Artesian Resources Corp., Class A	697	24,486
California Water Service Group	3,421	118,538
Connecticut Water Service, Inc.	779	41,334
Consolidated Water Company, Ltd.	1,193	14,137
Middlesex Water Company	1,146	40,477
SJW Group	1,166	56,015

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Water utilities (continued)
The York Water Company	976	$32,306
		2,163,713
		67,296,941
TOTAL COMMON STOCKS (Cost $1,638,642,664)		$1,815,715,477

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral Trust, 1.0209% (W)(Y)	2,114,017	21,153,913
TOTAL SECURITIES LENDING COLLATERAL (Cost $21,154,242)		$21,153,913

SHORT-TERM INVESTMENTS - 3.6%
Repurchase agreement - 3.6%
Repurchase Agreement with State Street Corp. dated 05/31/2017 at 0.220% to be repurchased at $67,660,413 on 06/01/2017, collateralized by $74,815,000 U.S. Treasury Bonds, 2.500% due 05/15/2046 (valued at $69,017,286, including interest)	$67,660,000	67,660,000
TOTAL SHORT-TERM INVESTMENTS (Cost $67,660,000)		$67,660,000
Total Investments (U.S. Strategic Equity Allocation Fund) (Cost $1,727,456,906) - 100.8%		$1,904,529,390
Other assets and liabilities, net - (0.8%)		(15,607,251)
TOTAL NET ASSETS - 100.0%		$1,888,922,139

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-17. The value of securities on loan amounted to $20,639,529.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

254

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Russell 2000 Mini Index Futures	136	Long	Jun 2017	$9,307,583	$9,309,880	$2,297
S&P 500 Index E-Mini Futures	478	Long	Jun 2017	57,270,576	57,625,290	354,714
S&P Mid 400 Index E-Mini Futures	45	Long	Jun 2017	7,718,377	7,740,000	21,623
						$378,634

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

255

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PORTFOLIO OF INVESTMENTS — May 31, 2017 (unaudited) (showing percentage of total net assets)

Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 96.5%
Consumer discretionary - 8.8%
Hotels, restaurants and leisure - 3.8%
Royal Caribbean Cruises, Ltd.	116,497	$12,835,638
Media - 3.0%
Regal Entertainment Group, Class A	78,794	1,638,915
Scripps Networks Interactive, Inc., Class A	126,385	8,369,215
		10,008,130
Specialty retail - 2.0%
Advance Auto Parts, Inc.	51,911	6,936,867
		29,780,635
Consumer staples - 2.5%
Food products - 2.5%
Conagra Brands, Inc.	218,872	8,435,327
Energy - 7.9%
Energy equipment and services - 3.2%
Baker Hughes, Inc.	77,130	4,253,720
TechnipFMC PLC (I)	225,348	6,523,825
		10,777,545
Oil, gas and consumable fuels - 4.7%
Devon Energy Corp.	287,434	9,767,007
Marathon Oil Corp.	470,840	6,130,337
		15,897,344
		26,674,889
Financials - 24.3%
Banks - 13.0%
Comerica, Inc.	180,607	12,382,416
KeyCorp	697,516	12,185,605
Wintrust Financial Corp.	137,104	9,427,271
Zions Bancorporation	252,586	10,121,121
		44,116,413
Capital markets - 2.4%
Stifel Financial Corp. (I)	189,379	8,073,227
Diversified financial services - 2.5%
Voya Financial, Inc.	242,881	8,301,673
Insurance - 6.4%
Arthur J. Gallagher & Company	162,721	9,231,162
Willis Towers Watson PLC	85,835	12,585,986
		21,817,148
		82,308,461
Health care - 7.9%
Health care providers and services - 5.3%
AmerisourceBergen Corp.	103,822	9,527,745
HealthSouth Corp.	183,712	8,327,665
		17,855,410
Pharmaceuticals - 2.6%
Mylan NV (I)	226,640	8,834,427
		26,689,837

Value Fund (continued)

	Shares or Principal Amount	Value
Common stocks (continued)
Industrials - 14.2%
Aerospace and defense - 3.8%
Textron, Inc.	269,697	$12,891,517
Building products - 2.3%
Johnson Controls International PLC	187,042	7,810,874
Commercial services and supplies - 1.6%
Clean Harbors, Inc. (I)	91,181	5,325,882
Construction and engineering - 2.3%
Fluor Corp.	170,364	7,642,529
Electrical equipment - 0.4%
Babcock & Wilcox Enterprises, Inc. (I)	125,574	1,337,363
Machinery - 2.3%
Ingersoll-Rand PLC	88,768	7,953,613
Marine - 1.5%
Kirby Corp. (I)	76,751	5,084,754
		48,046,532
Information technology - 14.7%
Communications equipment - 4.7%
ARRIS International PLC (I)	160,141	4,490,354
Ciena Corp. (I)	490,629	11,519,969
		16,010,323
Electronic equipment, instruments and components - 5.5%
Keysight Technologies, Inc. (I)	274,778	10,617,422
Zebra Technologies Corp., Class A (I)	77,195	8,054,526
		18,671,948
IT services - 2.0%
Teradata Corp. (I)	250,917	6,839,997
Software - 0.5%
Citrix Systems, Inc. (I)	19,445	1,604,990
Technology hardware, storage and peripherals - 2.0%
Diebold Nixdorf, Inc.	261,762	6,923,605
		50,050,863
Materials - 5.7%
Chemicals - 5.2%
Eastman Chemical Company	139,276	11,157,400
W.R. Grace & Company	92,455	6,628,099
		17,785,499
Construction materials - 0.5%
Eagle Materials, Inc.	17,271	1,628,655
		19,414,154
Real estate - 6.4%
Equity real estate investment trusts - 6.4%
Forest City Realty Trust, Inc., Class A	343,937	7,831,445
Liberty Property Trust	168,539	6,925,268
Life Storage, Inc.	93,870	7,030,863
		21,787,576
		21,787,576

The accompanying notes are an integral part of the financial statements.

256

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Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 4.1%
Electric utilities - 4.1%
Edison International	86,697	$7,071,874
FirstEnergy Corp.	238,949	6,986,869
		14,058,743
		14,058,743
TOTAL COMMON STOCKS (Cost $273,068,861)		$327,247,017

SHORT-TERM INVESTMENTS - 3.3%
Money market funds - 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.6920% (Y)	10,989,047	10,989,047
TOTAL SHORT-TERM INVESTMENTS (Cost $10,989,047)		$10,989,047
Total Investments (Value Fund) (Cost $284,057,908) - 99.8%		$338,236,064
Other assets and liabilities, net - 0.2%		735,479
TOTAL NET ASSETS - 100.0%		$338,971,543

Security Abbreviations and Legend

(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-17.

The accompanying notes are an integral part of the financial statements.

257

The following funds had the following country composition as a percentage of net assets, unless otherwise indicated, on 5-31-17:

High Yield Fund
United States	80.0%
United Kingdom	4.7%
Canada	4.5%
Luxembourg	2.2%
France	1.7%
Netherlands	1.4%
Cayman Islands	1.3%
Ireland	1.1%
Other countries	3.1%
Total	100.0%

Investment Quality Bond Fund (as a percentage of total investments)
United States	85.7%
Cayman Islands	8.1%
United Kingdom	1.2%
Other countries	5.0%
Total	100.0%

Mid Value Fund
United States	89.6%
Ireland	3.0%
Canada	2.2%
Bermuda	2.0%
Denmark	1.3%
Other countries	1.9%
Total	100.0%

Science & Technology Fund
United States	83.5%
China	4.4%
United Kingdom	2.5%
Netherlands	2.5%
Switzerland	2.0%
South Korea	1.6%
Ireland	1.1%
Other countries	2.4%
Total	100.0%

Strategic Equity Allocation Fund
United States	59.7%
Japan	7.0%
United Kingdom	3.7%
France	3.6%
Germany	3.6%
Switzerland	3.1%
South Korea	2.0%
Australia	1.8%
Canada	1.8%
China	1.4%
Other countries	12.3%
Total	100.0%
258

Total Return Fund (as a percentage of total investments)
United States	69.9%
Japan	10.0%
Cayman Islands	5.4%
Denmark	4.0%
United Kingdom	3.1%
Brazil	2.3%
Canada	1.1%
Other countries	4.2%
Total	100.0%

The following funds had the following sector composition as a percentage of net assets on 5-31-17:

Fundamental Global Franchise Fund
Consumer staples	38.4%
Consumer discretionary	20.2%
Information technology	18.0%
Industrials	5.9%
Health care	3.9%
Real estate	3.8%
Financials	2.3%
Short-term investments and other	7.5%
Total	100.0%

Global Real Estate Fund
Retail REITs	18.5%
Office REITs	12.4%
Residential REITs	12.3%
Diversified REITs	8.9%
Diversified real estate activities	8.9%
Industrial REITs	8.3%
Real estate operating companies	7.9%
Health care REITs	7.6%
Specialized REITs	6.7%
Hotel and resort REITs	3.3%
Real estate development	1.3%
IT consulting & other services	0.9%
Hotels, resorts and cruise lines	0.8%
Health care facilities	0.8%
Industrial conglomerates	0.3%
Short-term investments and other	1.1%
Total	100.0%
259

International Growth Stock Fund
Financials	21.0%
Information technology	18.5%
Consumer discretionary	13.8%
Industrials	12.3%
Consumer staples	11.9%
Health care	8.0%
Energy	4.0%
Materials	2.1%
Short-term investments and other	8.4%
Total	100.0%

International Small Cap Fund
Consumer discretionary	24.4%
Industrials	19.5%
Financials	14.2%
Information technology	11.4%
Consumer staples	7.5%
Health care	6.6%
Materials	4.5%
Real estate	3.6%
Energy	3.4%
Short-term investments and other	4.9%
Total	100.0%

International Strategic Equity Allocation Fund
Financials	22.7%
Industrials	12.4%
Consumer discretionary	11.2%
Information technology	9.6%
Consumer staples	9.5%
Health care	8.2%
Materials	7.2%
Energy	4.9%
Telecommunication services	4.2%
Real estate	3.2%
Utilities	3.0%
Short-term investments and other	3.9%
Total	100.0%

International Value Fund
Financials	22.5%
Health care	16.3%
Energy	13.9%
Information technology	9.5%
Consumer discretionary	8.5%
Industrials	8.2%
Materials	8.0%
Telecommunication services	7.9%
Consumer staples	1.9%
Utilities	1.1%
Short-term investments and other	2.2%
Total	100.0%
260

John Hancock Funds II

Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2017, all investments of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio, Multi-Index Lifestyle Moderate Portfolio, Real Estate Equity Fund, Small Company Growth Fund, Small Company Value Fund and Value Fund are categorized as Level 1 under the hierarchy described above.

All investments of Real Estate Securities Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

All investments of Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above.

All investments of Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

All investments of Asia Pacific Total Return Bond Fund are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of May 31, 2017, by major security category or type:

261

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Common stocks
Consumer discretionary	$490,308,743	$428,346,578	$61,962,165	—
Consumer staples	58,132,022	58,132,022	—	—
Energy	28,097,882	28,097,882	—	—
Financials	51,376,518	51,376,518	—	—
Health care	160,886,764	160,886,764	—	—
Industrials	83,351,099	83,351,099	—	—
Information technology	921,424,978	861,169,569	60,255,409	—
Materials	18,706,853	18,706,853	—	—
Real estate	20,104,845	20,104,845	—	—
Securities lending collateral	27,664,575	27,664,575	—	—
Short-term investments	32,898,347	32,898,347	—	—
Total investments in securities	$1,892,952,626	$1,770,735,052	$122,217,574	—

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Fund
Common stocks
Consumer discretionary	$189,303,370	$189,303,370	—	—
Consumer staples	164,645,382	148,887,339	$15,758,043	—
Energy	28,960,656	16,092,336	12,868,320	—
Financials	136,037,111	136,037,111	—	—
Health care	300,862,013	295,592,394	5,269,619	—
Industrials	84,138,833	73,527,971	10,610,862	—
Information technology	239,341,864	239,341,864	—	—
Materials	10,797,600	10,797,600	—	—
Real estate	18,341,598	18,341,598	—	—
Utilities	47,100,798	47,100,798	—	—
Preferred securities	59,511,092	59,511,092	—	—
Corporate bonds	400,309,740	—	400,309,740	—
Term loans	28,014,790	—	28,014,790	—
Securities lending collateral	13,604,112	13,604,112	—	—
Short-term investments	240,468,553	240,468,553	—	—
Total investments in securities	$1,961,437,512	$1,488,606,138	$472,831,374	—
Other financial instruments:
Written options	($11,895,071)	—	($11,895,071)	—
262

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Global Franchise Fund
Common stocks
Belgium	$38,402,533	—	$38,402,533	—
France	32,521,260	—	32,521,260	—
Italy	19,689,514	$19,689,514	—	—
Netherlands	48,980,214	—	48,980,214	—
Switzerland	30,787,138	—	30,787,138	—
United Kingdom	73,977,880	12,150,663	61,827,217	—
United States	290,965,693	290,965,693	—	—
Short-term investments	42,488,532	976,532	41,512,000	—
Total investments in securities	$577,812,764	$323,782,402	$254,030,362	—

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Fund
Foreign government obligations	$99,371,908	—	$99,371,908	—
U.S. Government and Agency obligations	87,030,411	—	87,030,411	—
Corporate bonds	216,564,459	—	216,564,459	—
Term loans	1,801,376	—	1,801,376	—
Municipal bonds	4,045,592	—	4,045,592	—
Collateralized mortgage obligations	69,425,214	—	69,425,214	—
Asset backed securities	28,558,471	—	28,558,471	—
Common stocks	31,347	$31,347	—	—
Preferred securities	155,558	155,558	—	—
Escrow shares	515,520	—	515,520	—
Purchased options	151,880	15,954	135,926	—
Short-term investments	99,232,645	—	99,232,645	—
Total investments in securities	$606,884,381	$202,859	$606,681,522	—
Sale commitments outstanding	($323,273)	—	($323,273)	—
Securities sold short	(5,571,524)	—	(5,571,524)	—
Other financial instruments:
Futures	$474,932	$474,932	—	—
Forward foreign currency contracts	1,778,826	—	$1,778,826	—
Written options	(157,491)	(47,238)	(110,253)	—
Interest rate swaps	(779,951)	—	(779,951)	—
Credit default swaps	(496,953)	—	(495,580)	($1,373)
Currency swaps	2,743,549	—	2,743,549	—
Volatility swaps	1,814	—	1,814	—
263

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Real Estate Fund
Common stocks
Australia	$13,331,192	—	$13,331,192	—
Austria	1,982,902	—	1,982,902	—
Canada	5,382,728	$5,382,728	—	—
France	9,806,395	—	9,806,395	—
Germany	8,338,185	—	8,338,185	—
Hong Kong	17,488,608	—	17,488,608	—
Ireland	2,128,464	—	2,128,464	—
Japan	25,963,547	—	25,963,547	—
Malta	82,789	—	—	$82,789
Netherlands	2,046,167	2,046,167	—	—
Singapore	6,265,186	—	6,265,186	—
Spain	1,289,599	—	1,289,599	—
Sweden	3,490,417	—	3,490,417	—
Switzerland	1,571,296	—	1,571,296	—
United Kingdom	12,781,128	—	12,781,128	—
United States	126,089,711	126,089,711	—	—
Securities lending collateral	229,513	229,513	—	—
Short-term investments	16,355,240	16,355,240	—	—
Total investments in securities	$254,623,067	$150,103,359	$104,436,919	$82,789
264

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Fund
Common stocks
Consumer discretionary	$138,722	—	—	$138,722
Consumer staples	1,001,083	$1,001,083	—	—
Health care	65,617,692	63,076,082	$2,056,579	485,031
Preferred securities
Consumer discretionary	309,762	—	—	309,762
Health care	449,837	358,323	91,514	—
Information technology	372,230	—	—	372,230
Convertible bonds	92,430	—	92,430	—
Rights	14,560	14,560	—	—
Short-term investments	325,005	325,005	—	—
Total investments in securities	$68,321,321	$64,775,053	$2,240,523	$1,305,745

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Yield Fund
Foreign government obligations	$5,137,670	—	$5,137,670	—
Corporate bonds	439,799,196	—	436,808,269	$2,990,927
Convertible bonds	5,243,140	—	5,243,140	—
Term loans	19,161,571	—	18,730,106	431,465
Collateralized mortgage obligations	2,197,488	—	2,197,488	—
Common stocks	9,497,444	$2,147,744	—	7,349,700
Preferred securities	8,476,408	4,549,038	3,574,678	352,692
Escrow certificates	1,134	—	—	1,134
Securities lending collateral	13,895,838	13,895,838	—	—
Short-term investments	873,587	873,587	—	—
Total investments in securities	$504,283,476	$21,466,207	$471,691,351	$11,125,918
Other financial instruments:
Futures	$37,964	$37,964	—	—
Forward foreign currency contracts	212,141	—	$212,141	—
265

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Fund
Common stocks
Australia	$39,731,760	—	$39,731,760	—
Brazil	38,357,699	$38,357,699	—	—
Canada	77,750,964	77,750,964	—	—
China	8,363,334	8,363,334	—	—
Denmark	20,327,631	—	20,327,631	—
France	36,496,319	—	36,496,319	—
Germany	88,347,671	—	88,347,671	—
Hong Kong	36,573,818	—	36,573,818	—
Israel	13,858,846	13,858,846	—	—
Italy	6,680,743	—	6,680,743	—
Japan	58,442,338	—	58,442,338	—
Mexico	28,888,206	28,888,206	—	—
Netherlands	17,366,824	—	17,366,824	—
Singapore	11,663,341	—	11,663,341	—
South Korea	21,747,993	—	21,747,993	—
Spain	13,250,389	—	13,250,389	—
Sweden	30,920,825	—	30,920,825	—
Switzerland	70,181,788	—	70,181,788	—
Taiwan	22,018,749	—	22,018,749	—
Thailand	14,632,909	—	14,632,909	—
Turkey	9,365,243	—	9,365,243	—
United Kingdom	166,614,763	—	166,614,763	—
United States	22,234,041	22,234,041	—	—
Short-term investments	74,364,668	74,364,668	—	—
Total investments in securities	$928,180,862	$263,817,758	$664,363,104	—
266

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Cap Fund
Common stocks
Belgium	$13,222,285	—	$13,222,285	—
Brazil	10,695,904	$10,695,904	—	—
Canada	45,598,103	45,598,103	—	—
China	22,137,977	—	22,137,977	—
Finland	19,272,097	—	19,272,097	—
France	3,764,493	—	3,764,493	—
Germany	21,846,132	—	21,846,132	—
Hong Kong	32,732,472	—	32,732,472	—
India	15,537,228	—	15,537,228	—
Italy	30,664,499	—	30,664,499	—
Japan	113,940,089	—	113,940,089	—
Luxembourg	17,944,738	—	17,944,738	—
Netherlands	34,756,130	—	34,756,130	—
Norway	9,602,691	—	9,602,691	—
Philippines	4,103,228	—	4,103,228	—
Poland	4,458,391	—	4,458,391	—
Singapore	748,022	—	—	$748,022
South Korea	27,125,731	—	27,125,731	—
Spain	8,492,314	—	8,492,314	—
Sweden	25,074,126	—	25,074,126	—
Switzerland	31,431,866	6,843,231	24,588,635	—
Taiwan	29,651,760	—	29,651,760	—
Thailand	5,232,376	—	5,232,376	—
United Kingdom	62,096,381	5,008,229	57,088,152	—
Preferred securities	3,339,848	3,339,848	—	—
Securities lending collateral	26,481,992	26,481,992	—	—
Short-term investments	27,100,000	—	27,100,000	—
Total investments in securities	$647,050,873	$97,967,307	$548,335,544	$748,022
267

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Strategic Equity Allocation Fund
Common stocks
Australia	$89,354,728	—	$89,354,728	—
Austria	7,449,993	—	7,449,993	—
Belgium	18,696,974	—	18,696,974	—
Brazil	21,468,820	$21,468,820	—	—
Canada	88,497,341	88,497,341	—	—
Chile	2,663,582	2,360,073	303,509	—
China	72,448,958	19,491,147	52,957,811	—
Colombia	1,537,995	1,537,995	—	—
Czech Republic	690,507	—	690,507	—
Denmark	35,136,863	—	35,136,863	—
Finland	17,292,987	—	17,292,987	—
France	180,331,027	—	180,331,027	—
Germany	169,583,099	—	169,583,099	—
Hong Kong	71,422,710	711,270	70,711,440	—
Hungary	1,662,055	—	1,662,055	—
Indonesia	4,367,012	—	4,367,012	—
Ireland	7,361,365	998,116	6,363,249	—
Israel	2,814,627	974,120	1,840,507	—
Italy	29,103,319	—	29,103,319	—
Japan	354,234,446	—	354,234,446	—
Jersey, Channel Islands	643,714	—	643,714	—
Jordan	233,637	—	233,637	—
Luxembourg	5,277,358	—	5,277,358	—
Macau	2,149,007	—	2,149,007	—
Malaysia	11,155,127	—	11,155,127	—
Malta	135,554	—	135,554	—
Mexico	21,198,392	20,870,658	327,734	—
Netherlands	56,378,203	3,450,860	52,927,343	—
New Zealand	2,072,432	—	2,072,432	—
Norway	15,324,976	—	15,324,976	—
Peru	1,440,191	1,440,191	—	—
Philippines	1,821,140	—	1,821,140	—
Poland	6,856,668	—	6,856,668	—
Portugal	2,256,631	—	2,256,631	—
Romania	166,863	—	166,863	—
Singapore	33,758,568	—	33,758,568	—
South Africa	20,210,021	—	20,210,021	—
South Korea	96,888,950	—	96,510,035	$378,915
Spain	48,246,749	—	48,246,749	—
Sweden	51,425,804	—	51,425,804	—
Switzerland	137,087,031	—	137,087,031	—
Taiwan	48,663,266	—	48,663,266	—
Thailand	9,351,684	—	9,351,684	—
Turkey	5,134,044	—	5,134,044	—
United Kingdom	166,675,760	—	166,675,760	—
United States	5,948,911	1,218,533	4,730,378	—
Preferred securities
Brazil	14,403,568	14,403,568	—	—
Chile	225,512	225,512	—	—
Colombia	1,013,814	1,013,814	—	—
Germany	10,025,342	—	10,025,342	—
South Korea	5,358,661	—	5,358,661	—
Exchange-traded funds	41,387,024	41,387,024	—	—
Rights	34,010	21,524	12,486	—
Securities lending collateral	75,756,860	75,756,860	—	—
Short-term investments	3,497,925	—	3,497,925	—
Total investments in securities	$2,078,321,805	$295,827,426	$1,782,115,464	$378,915
Other financial instruments:
Futures	$3,622,656	$3,622,656	—	—
268

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Fund
Common stocks
Canada	$133,310,602	$133,310,602	—	—
China	109,521,581	31,793,324	$77,728,257	—
France	105,808,136	—	105,808,136	—
Germany	110,092,001	—	110,092,001	—
Hong Kong	77,889,743	—	77,889,743	—
India	14,664,113	—	14,664,113	—
Israel	29,909,800	29,909,800	—	—
Italy	23,084,547	—	23,084,547	—
Japan	136,005,197	—	136,005,197	—
Luxembourg	17,499,485	—	17,499,485	—
Netherlands	128,817,214	—	128,817,214	—
Norway	23,417,254	—	23,417,254	—
Singapore	35,321,057	217,200	35,103,857	—
South Korea	177,972,904	27,763,293	150,209,611	—
Sweden	9,336,373	—	9,336,373	—
Switzerland	94,703,575	—	94,703,575	—
Taiwan	41,960,773	—	41,960,773	—
Thailand	22,035,437	—	22,035,437	—
United Kingdom	203,180,260	—	203,180,260	—
United States	8,491,569	8,491,569	—	—
Rights	52,967	—	52,967	—
Securities lending collateral	56,303,629	56,303,629	—	—
Short-term investments	23,900,000	—	23,900,000	—
Total investments in securities	$1,583,278,217	$287,789,417	$1,295,488,800	—
269

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment Quality Bond Fund
U.S. Government and Agency obligations	$52,518,541	—	$52,518,541	—
Foreign government obligations	1,079,415	—	1,079,415	—
Corporate bonds	25,919,123	—	25,919,123	—
Municipal bonds	656,669	—	656,669	—
Term loans	198,462	—	198,462	—
Collateralized mortgage obligations	11,336,095	—	10,958,095	$378,000
Asset backed securities	16,030,336	—	15,930,336	100,000
Purchased options	10,135	—	10,135	—
Securities lending collateral	60,312	$60,312	—	—
Short-term investments	6,760,724	—	6,760,724	—
Total investments in securities	$114,569,812	$60,312	$114,031,500	$478,000
Sales commitments outstanding	($14,812,001)	—	($14,812,001)	—
Other financial instruments:
Futures	$17,177	$17,177	—	—
Forward foreign currency contracts	129,883	—	$129,883	—
Interest rate swaps	(585,341)	—	(585,341)	—
Credit default swaps	(43,942)	—	(43,942)	—
Currency swaps	(1,423)	—	(1,423)	—

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Fund
Common stocks
Consumer discretionary	$160,541,956	$158,228,308	—	$2,313,648
Consumer staples	52,481,179	52,481,179	—	—
Energy	66,605,268	66,605,268	—	—
Financials	92,824,277	92,824,277	—	—
Health care	285,614,368	264,448,548	$21,165,820	—
Industrials	164,261,893	164,261,893	—	—
Information technology	578,852,487	577,227,413	564,523	1,060,551
Materials	40,196,451	40,196,451	—	—
Real estate	22,620,325	20,473,889	—	2,146,436
Preferred securities	149,591,128			149,591,128
Securities lending collateral	127,756,736	127,756,736	—	—
Short-term investments	3,800,000	—	3,800,000	—
Total investments in securities	$1,745,146,068	$1,564,503,962	$25,530,343	$155,111,763
270

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Fund
Common stocks
Consumer discretionary	$68,926,822	$67,840,283	$1,086,539	—
Consumer staples	89,526,706	77,940,737	11,585,969	—
Energy	74,533,381	74,533,381	—	—
Financials	177,800,899	171,961,602	5,839,297	—
Health care	106,434,172	106,434,172	—	—
Industrials	76,621,382	74,137,494	2,483,888	—
Information technology	24,715,188	24,715,188	—	—
Materials	65,749,073	65,749,073	—	—
Real estate	63,630,094	63,630,094	—	—
Telecommunication services	2,632,064	2,632,064	—	—
Utilities	38,895,570	38,895,570	—	—
Securities lending collateral	14,875,236	14,875,236	—	—
Short-term investments	76,911,269	76,911,269	—	—
Total investments in securities	$881,251,856	$860,256,163	$20,995,693	—

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Fund
U.S. Government and Agency obligations	$1,090,305,869	—	$1,090,305,869	—
Foreign government obligations	27,275,292	—	27,275,292	—
Corporate bonds	55,527,397	—	55,527,397	—
Municipal bonds	590,279	—	590,279	—
Collateralized mortgage obligations	16,545,260	—	16,545,260	—
Asset backed securities	23,509,018	—	23,509,018	—
Common stocks	8,808	$8,808	—	—
Purchased options	1,619,909	44,769	1,575,140	—
Short-term investments	55,694,008	—	55,694,008	—
Total investments in securities	$1,271,075,840	$53,577	$1,271,022,263	—
Sales commitments outstanding	($5,160,156)		($5,160,156)
Other financial instruments:
Futures	($256,572)	($256,572)	—	—
Forward foreign currency contracts	(634,029)	—	($634,029)	—
Written options	(500,948)	(247,705)	(253,243)	—
Interest rate swaps	(299,257)	—	(299,257)	—
Credit default swaps	(969,468)	—	(969,468)	—
Inflation swaps	(587,966)	—	(587,966)	—
271

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Fund
Common stocks
Consumer discretionary	$103,754,465	$99,591,180	$4,076,934	$86,351
Health care	31,104,683	20,183,382	10,921,301	—
Industrials	12,363,882	12,363,882	—	—
Information technology	440,964,931	424,613,072	16,351,859	—
Real estate	1,587,636	1,587,636	—	—
Telecommunication services	2,995,941	—	2,995,941	—
Preferred securities	3,533,625	—	—	3,533,625
Corporate bonds	1,676,675	—	1,676,675	—
Securities lending collateral	11,971,653	11,971,653	—	—
Short-term investments	34,271,797	27,605,797	6,666,000	—
Total investments in securities	$644,225,288	$597,916,602	$42,688,710	$3,619,976

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Growth Fund
Common stocks
Consumer discretionary	$24,075,709	$24,075,709	—	—
Consumer staples	5,002,623	5,002,623	—	—
Energy	4,106,257	3,999,387	$106,870	—
Financials	14,167,388	14,167,388	—	—
Health care	34,127,269	34,127,269	—	—
Industrials	41,421,734	41,421,734	—	—
Information technology	64,757,403	62,576,680	1,576,214	$604,509
Materials	5,979,413	5,979,413	—	—
Real estate	7,849,363	7,849,363	—	—
Preferred securities	3,085,056	—	—	3,085,056
Exchange-traded funds	4,178,471	4,178,471	—	—
Securities lending collateral	22,096,966	22,096,966	—	—
Short-term investments	1,300,000	—	1,300,000	—
Total investments in securities	$232,147,652	$225,475,003	$2,983,084	$3,689,565
272

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Fund
Common stocks
Consumer discretionary	$817,957,169	$505,962,837	$311,988,881	$5,451
Consumer staples	556,946,050	294,073,717	262,335,300	537,033
Energy	390,570,719	277,125,203	113,445,516	—
Financials	1,222,520,454	672,578,491	549,941,963	—
Health care	754,932,344	506,399,607	248,469,590	63,147
Industrials	1,004,485,615	642,464,384	362,021,231	—
Information technology	1,282,507,635	1,026,225,739	256,250,553	31,343
Materials	359,433,772	167,244,222	192,189,550	—
Real estate	205,911,016	108,679,092	97,228,665	3,259
Telecommunication services	184,937,005	64,806,595	120,130,410	—
Utilities	244,327,999	160,976,098	83,351,901	—
Preferred securities
Consumer discretionary	10,741,674	542,888	10,198,786	—
Consumer staples	6,313,787	634,807	5,678,980	—
Energy	2,630,732	2,630,732	—	—
Financials	13,596,933	13,596,933	—	—
Information technology	5,688,042	—	5,688,042	—
Materials	4,951,826	3,871,827	1,079,999	—
Telecommunication services	1,082,578	1,082,578	—	—
Utilities	688,477	688,477	—	—
Exchange-traded funds	60,666,875	60,666,875	—	—
Rights	174,337	174,337	—	—
Warrants	3,013	3,013	—	—
Securities lending collateral	122,602,545	122,602,545	—	—
Short-term investments	224,170,000	—	224,170,000	—
Total investments in securities	$7,477,840,597	$4,633,030,997	$2,844,169,367	$640,233
Other financial instruments:
Futures	$10,560,253	$10,560,253	—	—
273

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
U.S. Government and Agency obligations	$1,423,953,513	—	$1,423,953,513	—
Foreign government obligations	42,614,165	—	42,614,165	—
Corporate bonds	669,364,120	—	669,364,120	—
Term loans	5,013,550	—	5,013,550	—
Municipal bonds	28,519,082	—	28,519,082	—
Collateralized mortgage obligations	253,476,135	—	253,476,135	—
Asset backed securities	355,482,737	—	355,482,737	—
Preferred securities	6,900,000	—	6,900,000	—
Purchased options	642,236	$82,092	560,144	—
Short-term investments	446,736,580	—	446,736,580	—
Total investments in securities	$3,232,702,118	$82,092	$3,232,620,026	—
Sale commitments outstanding	($6,208,122)	—	($6,208,122)	—
Other financial instruments:
Futures	($5,170,511)	($5,170,511)	—	—
Forward foreign currency contracts	(13,377,652)	—	($13,377,652)	—
Written options	(1,354,015)	(331,110)	(1,022,905)	—
Interest rate swaps	(12,152,637)	—	(12,152,637)	—
Credit default swaps	754,232	—	754,232	—

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. High Yield Bond Fund
Corporate bonds	$276,362,633	—	$276,362,633	—
Term loans	7,834,529	—	7,834,529	—
Convertible bonds	1,578,281	—	1,578,281	—
Common stocks	3,456,179	$3,456,179	—	—
Rights	220,087	—	—	$220,087
Securities lending collateral	10,970,328	10,970,328	—	—
Short-term investments	10,069,958	10,069,958	—	—
Total investments in securities	$310,491,995	$24,496,465	$285,775,443	$220,087
274

	Total Value at 5-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Strategic Equity Allocation Fund
Common stocks
Consumer discretionary	$210,298,122	$210,295,991	—	$2,131
Consumer staples	117,058,169	117,058,169	—	—
Energy	104,333,450	104,333,450	—	—
Financials	263,714,357	263,714,357	—	—
Health care	218,043,105	218,043,105	—	—
Industrials	270,801,390	270,801,390	—	—
Information technology	429,330,447	429,330,447	—	—
Materials	63,170,774	63,170,774	—	—
Real estate	47,680,899	47,680,899	—	—
Telecommunication services	23,987,823	23,987,823	—	—
Utilities	67,296,941	67,296,941	—	—
Securities lending collateral	21,153,913	21,153,913	—	—
Short-term investments	67,660,000	—	$67,660,000	—
Total investments in securities	$1,904,529,390	$1,836,867,259	$67,660,000	$2,131
Other financial instruments:
Futures	$378,634	$378,634	—	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Health Sciences Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-16	$1,079,793	$818,801	$1,898,594
Realized gain (loss)	67,496	–	67,496
Change in unrealized appreciation (depreciation)	(48,578)	(64,390)	(112,968)
Purchases	–	–	–
Sales	(474,958)	–	(474,958)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	(72,419)	(72,419)
Balance as of 5-31-17	$623,753	$681,992	$1,305,745
Change in unrealized at period end*	($48,578)	($64,390)	($112,968)
275

High Yield Fund	Corporate bonds	Term loans	Common stocks	Preferred securities	Escrow certificates	Total
Balance as of 8-31-16	$3,650,211	–	$7,346,493	–	$1,134	$10,997,838
Realized gain (loss)	33,060	–	85,394	–	–	118,454
Change in unrealized appreciation (depreciation)	155,826	$10,082	(8,643,464)	($2,155,566)	–	(10,633,122)
Purchases	286,890	25,278	10,694,534	2,508,258	–	13,514,960
Sales	(1,135,060)	–	(85,527)	–	–	(1,220,587)
Transfers into Level 3	–	396,105	1,116,559	–	–	1,512,664
Transfers out of Level 3	–	–	(3,164,289)	–	–	(3,164,289)
Balance as of 5-31-17	$2,990,927	$431,465	$7,349,700	$352,692	$1,134	$11,125,918
Change in unrealized at period end*	$51,016	$10,082	($10,859,764)	($2,155,566)	–	($12,954,232)

Mid Cap Stock Fund	Common stocks	Preferred securities	Corporate bonds	Total
Balance as of 8-31-16	$4,257,349	$137,031,055	$803,899	$142,092,303
Realized gain (loss)	–	935,874	–	935,874
Change in unrealized appreciation (depreciation)	(141,834)	3,498,543	–	3,356,709
Purchases	–	–	–	–
Sales	–	(3,460,788)	–	(3,460,788)
Transfers into Level 3	1,405,120	29,501,859	–	30,906,979
Transfers out of Level 3	–	(17,915,415)	(803,899)	(18,719,314)
Balance as of 5-31-17	$5,520,635	$149,591,128	–	$155,111,763
Change in unrealized at period end*	($141,834)	($862,012)	–	($1,003,846)

Small Cap Growth Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-16	$469,115	$5,778,406	$6,247,521
Realized gain (loss)	–	105,588	105,588
Change in unrealized appreciation (depreciation)	65,097	(833,747)	(768,650)
Purchases	–	–	–
Sales	–	(390,456)	(390,456)
Transfers into Level 3	70,297	–	70,297
Transfers out of Level 3	–	(1,574,735)	(1,574,735)
Balance as of 5-31-17	$604,509	$3,085,056	$3,689,565
Change in unrealized at period end*	$65,097	($190,199)	($125,102)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

276

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below:

Health Sciences Fund

	Fair Value at 5-31-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$112,685	Market Approach	Estimated liquidation value	$0.62 - $2.45 (weighted average $2.12)

	$138,722	Market Approach	EV to revenue multiple Discount	3.32x 17.5%

	$372,346	Market Approach	Expected future value Discount	$0.12 37.52%
	$623,753

Preferred Securities	$681,992	Market Approach	EV to revenue multiple Discount	3.32x - 5.49x (weighted average 4.50x) 17.5%

Total	$1,305,745

High Yield Fund

	Fair Value at 5-31-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$5,228,604	Market Approach	EV/EBITDA multiple Discount	6.50x - 11.11x (weighted average 10.48x) 17.5% - 25% (weighted average 24.3%)

	$45,563	Market Approach	Estimated liquidation value	$0.00 - $0.38 (weighted average $0.38)
	$5,274,167

Preferred Securities	$352,692	Market Approach	Estimated liquidation value	$0.01

Escrow Certificates	$1,134	Market Approach	Estimated liquidation value	$0.03

Corporate Bonds	$2,990,927	Market Approach	Yield	863bps

Total	$8,618,920	*

* These amounts exclude valuations provided by a broker, which amounted to $2,506,998.

277

Mid Cap Stock Fund

	Fair Value at 5-31-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$2,146,436	Market Approach	Prior / recent transactions	$51.81

	$2,313,648	Market Approach	EV to revenue multiple Discount	3.32x - 3.63x (weighted average 3.57x) 17.5%

	$1,060,551	Market Approach	Expected future value Discount	$4.95 27.5%
	$5,520,635

Preferred Securities	$17,024,802	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	2.00x - 4.98x (weighted average 3.59x) 17.5% - 25% (weighted average 19.7%) 40% - 55% (weighted average 46%)

	$31,363,035	Market Approach	EV to revenue multiple Discount	1.31x - 7.47x (weighted average 4.11x) 10% - 17.5% (weighted average 14.53%)

	$3,955,987	Market Approach	Probability weighted expected future price	$1.98 - $2.20 (weighted average $2.13)

	$1,376,434	Market Approach	Estimated liquidation value	$1.84

	$132,441	Market Approach	Expected future value Discount	$0.45 44.4%

	$11,503,350	Market Approach	EV to gross profit multiple Discount	8.91x 17.5%

	$84,235,079	Market Approach	Prior / recent transactions	$48.77 - $51.81 (weighted average $49.46)
	$149,591,128

Total	$155,111,763

Small Cap Growth Fund

	Fair Value at 5-31-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$604,509	Market Approach	Expected future value Discount	$3.20 - $4.95 (weighted average $3.52) 5% - 27.5% (weighted average 9.1%)

Preferred Securities	$1,161,211	Market Approach	EV to revenue multiple Discount	3.63x - 5.88x (weighted average 5.13x) 10% - 17.5% (weighted average 12.5%)

	$710,232	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	2.00x 25% 55%

	$261,979	Market Approach	Probability weighted expected future price	$2.70. - $3.26 (weighted average $2.99)

	$951,634	Market Approach	Expected future value Discount	$4.40 2.5%
	$3,085,056

Total	$3,689,565

A change to unobservable inputs of a fund’s Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) - Volatility	Variable	Variable
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Probability weighted expected future price	Increase	Decrease
Yield	Decrease	Increase
278

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

279

Cost of investment securities for federal income tax purposes. The costs of investments owned on May 31, 2017, including short-term investments, for federal income tax purposes, were as follows:

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Asia Pacific Total Return Bond Fund	$384,630,612	$8,353,011	($17,154,105)	($8,801,094)
Capital Appreciation Fund	1,000,927,846	894,883,383	(2,858,603)	892,024,780
Capital Appreciation Value Fund	1,672,678,940	296,673,101	(7,914,529)	288,758,572
Core Bond Fund	1,925,638,358	14,935,839	(6,914,118)	8,021,721
Fundamental Global Franchise Fund	462,314,006	125,038,524	(9,539,766)	115,498,758
Global Bond Fund	604,276,588	13,213,611	(10,605,818)	2,607,793
Global Real Estate Fund	244,316,654	13,550,209	(3,243,796)	10,306,413
Health Sciences Fund	57,957,883	12,237,023	(1,873,585)	10,363,438
High Yield Fund	520,032,017	23,110,200	(38,858,741)	(15,748,541)
International Growth Stock Fund	752,557,125	201,415,734	(25,791,997)	175,623,737
International Small Cap Fund	489,922,561	182,770,212	(25,641,900)	157,128,312
International Strategic Equity Allocation Fund	1,862,700,588	228,969,569	(13,348,352)	215,621,217
International Value Fund	1,431,271,992	259,953,444	(107,947,219)	152,006,225
Investment Quality Bond Fund	113,759,328	1,288,808	(478,324)	810,484
Mid Cap Stock Fund	1,418,365,992	357,464,566	(30,684,490)	326,780,076
Mid Value Fund	727,753,492	171,810,304	(18,311,940)	153,498,364
Multi-Index Lifestyle Aggressive Portfolio	200,251,505	10,617,606	(103,390)	10,514,216
Multi-Index Lifestyle Balanced Portfolio	600,145,210	22,884,087	(282,218)	22,601,869
Multi-Index Lifestyle Conservative Portfolio	113,689,430	2,210,418	(14,664)	2,195,754
Multi-Index Lifestyle Growth Portfolio	503,481,986	22,232,964	(266,920)	21,966,044
Multi-Index Lifestyle Moderate Portfolio	168,912,052	4,197,070	(72,357)	4,124,713
Real Estate Equity Fund	140,071,923	78,843,880	(340,345)	78,503,535
Real Estate Securities Fund	481,874,439	64,559,136	(11,964,688)	52,594,448
Real Return Bond Fund	1,271,708,694	5,660,988	(6,293,842)	(632,854)
Science & Technology Fund	521,994,789	126,473,392	(4,242,893)	122,230,499
Short Term Government Income Fund	294,660,933	396,209	(2,466,528)	(2,070,319)
Small Cap Growth Fund	193,439,683	43,953,829	(5,245,860)	38,707,969
Small Company Growth Fund	160,922,649	62,355,270	(7,468,760)	54,886,510
Small Company Value Fund	157,029,202	91,171,504	(3,482,887)	87,688,617
Strategic Equity Allocation Fund	6,539,529,093	1,045,990,331	(107,678,827)	938,311,504
Total Return Fund	3,221,176,951	40,724,706	(29,199,539)	11,525,167
U.S. High Yield Bond Fund	315,145,575	13,425,420	(18,079,000)	(4,653,580)
U.S. Strategic Equity Allocation Fund	1,727,456,906	204,232,906	(27,160,422)	177,072,484
Value Fund	286,344,150	62,948,316	(11,056,402)	51,891,914

280

Derivative instruments. Certain funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The following table details how the funds used futures contracts during the period ended May 31, 2017:

Fund	Reason
Asia Pacific Total Return Bond Fund	To manage against anticipated interest rate changes and manage duration of the fund.
Global Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversification of the fund, manage against anticipated interest rate changes, and manage duration of the fund.
High Yield Fund	To manage against anticipated interest rate changes.
International Strategic Equity Allocation Fund	To maintain diversity of the fund.
Investment Quality Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, manage against anticipated interest rate changes, and manage duration of the fund.
Real Return Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversification of the fund, manage against anticipated interest rate changes, and manage duration of the fund.
Strategic Equity Allocation Fund	To manage against anticipated changes in currency exchange rates, maintain diversification of the fund, gain exposure to foreign currencies, and as a substitute for securities purchased.
Total Return Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversification of the fund, manage against anticipated interest rate changes, and manage duration of the fund.
U.S. Strategic Equity Allocation Fund	To manage against anticipated changes in securities.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a fund thereby reducing the fund’s total return.

281

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the period ended May 31, 2017:

Fund	Reason
Asia Pacific Total Return Bond Fund	To manage against anticipated changes in currency exchange rates.
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversification of the fund.
High Yield Fund	To manage against anticipated changes in currency exchange rates.
Investment Quality Bond Fund	To manage against anticipated changes in currency exchange rates and manage currency exposure.
Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversification of the fund.
Total Return Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversification of the fund.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

The following table details how the funds used purchased options during the period ended May 31, 2017:

Fund	Reason
Global Bond Fund	To manage duration of the fund, manage against anticipated changes in interest rates and currency exchange rates, maintain diversification of the fund, and gain exposure to foreign currencies.
Investment Quality Bond Fund	To maintain diversification of the fund.
Real Return Bond Fund	To maintain diversification of the fund.
Total Return Fund	To maintain diversification of the fund.
282

The following table details how the funds used written option contracts during the period ended May 31, 2017:

Fund	Type	Reason
Capital Appreciation Value Fund	Options on securities	To manage against anticipated changes in securities markets.
Global Bond Fund	Options on exchange-traded futures contracts	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversity of the fund.
	Foreign currency options	To manage against anticipate changes in currency exchange rates and gain exposure to foreign currencies.
	Interest rate swaptions	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversity of the fund.
	Inflation floors	To manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.
Real Return Bond Fund	Options on exchange-traded futures contracts	To manage against anticipated interest rate changes and manage duration of the fund.
	Interest rate swaptions	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversity of the fund.
	Credit default swaptions	To take a long position in the exposure of the benchmark credit, manage against potential credit events and gain exposure to a credit index.
	Inflation floors	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversity of the fund.
	Inflation caps	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversity of the fund.
	Interest rate floors	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversity of the fund.
Total Return Fund	Options on exchange-traded futures contracts	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversity of the fund.
	Foreign currency options	To manage against anticipate changes in currency exchange rates and gain exposure to foreign currencies.
	Interest rate swaptions	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversity of the fund.
	Inflation floors	To manage against anticipated interest rate changes, manage duration of the fund and maintain diversity of the fund.

The following tables summarize the funds’ written options activities during the period ended May 31, 2017:

	Number of contracts	Premiums received
Capital Appreciation Value Fund
Outstanding, beginning of period	42,304	$9,685,140
Options written	13,555	6,637,508
Option closed	(9,209)	(2,242,614)
Options exercised	(17,513)	(4,435,929)
Options expired	(17,258)	(4,006,594)
Outstanding, end of period	11,879	5,637,511
283

	CAD Notional amount*	EUR Notional amount*	GBP Notional amount*	JPY Notional amount*	USD Notional amount*	Number of contracts*	Premiums received
Global Bond Fund
Outstanding, beginning of period	–	19,400,000	11,000,000	810,000,000	59,100,000	–	$861,840
Options written	5,229,000	11,610,000	9,893,000	–	93,049,000	438	1,561,809
Options closed	(5,229,000)	(4,700,000)	(5,600,000)	–	(110,400,000)	–	(1,443,525)
Options exercised	–	(4,873,000)	(2,300,000)	(810,000,000)	(7,200,000)	(61)	(239,695)
Options expired	–	(21,437,000)	(12,993,000)	–	(13,485,000)	(142)	(482,451)
Outstanding, end of period	–	–	–	–	21,064,000	235	$257,978

*The amounts for options on exchange-traded future contracts represent number of contracts. The amounts for foreign currency options, interest rate swaptions and inflation floors represent notional amount.

	EUR Notional amount*	GBP Notional amount*	USD Notional amount*	Number of contracts*	Premiums received
Real Return Bond Fund
Outstanding, beginning of period	15,572,000	–	356,520,000	975	$3,096,910
Options written	80,120,000	43,112,000	201,758,100	2,879	3,127,399
Option closed	(32,610,000)	–	(157,571,000)	(869)	(2,296,126)
Options exercised	(16,290,000)	(7,724,000)	(74,289,000)	(595)	(843,413)
Options expired	(27,292,000)	(35,388,000)	(178,118,100)	(1,031)	(1,556,501)
Outstanding, end of period	19,500,000	–	148,300,000	1,359	$1,528,269

*The amounts for options on exchange-traded future contracts represent number of contracts. The amounts for foreign currency options, interest rate swaptions, credit default swaptions, inflation floors, inflation casp and interest rate floors represent notional amount.

	AUD Notional amount*	EUR Notional amount*	GBP Notional amount*	USD Notional amount*	Number of contracts*	Premiums received
Total Return Fund
Outstanding, beginning of period	37,700,000	3,900,000	–	324,600,000	–	$3,534,328
Options written	52,600,000	–	28,300,000	597,700,000	4,581	6,290,378
Option closed	–	–	–	(101,500,000)	–	(668,705)
Options exercised	–	–	(10,000,000)	(115,300,000)	(975)	(1,290,522)
Options expired	(90,300,000)	(3,900,000)	(3,300,000)	(485,300,000)	(2,472)	(3,937,570)
Outstanding, end of period	–	–	15,000,000	220,200,000	1,134	$3,927,909

*The amounts for options on exchange-traded future contracts represent number of contracts. The amounts for foreign currency options, interest rate swaptions and inflation floors represent notional amount.

284

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the funds are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the funds used interest rate swap contracts during the period ended May 31, 2017:

Fund	Reason
Global Bond Fund	To manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.
Investment Quality Bond Fund	To manage against anticipated interest rate changes, to express a view on the differential between rates in two different markets and to express a view on inflation expectations.
Real Return Bond Fund	To manage against anticipated interest rate changes, manage duration of the fund and gain exposure to treasuries markets.
Total Return Fund	To manage against anticipated interest rate changes, manage duration of the fund and gain exposure to treasuries markets.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps — Buyer

The following table details how the funds used credit default swap contracts as Buyer of protection during the period ended May 31, 2017:

Fund	Reason
Global Bond Fund	To manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased.
Investment Quality Bond Fund	To manage against potential credit events.
Real Return Bond Fund	To manage against potential credit events.

285

Credit default swaps – Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the funds used credit default swap contracts as Seller of protection during the period ended May 31, 2017:

Fund	Reason
Global Bond Fund	To take a long position in the exposure of the benchmark credit and as a substitute for securities purchased.
Investment Quality Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.
Real Return Bond Fund	To take a long position in the exposure of the benchmark credit.
Total Return Fund	To take a long position in the exposure of the benchmark credit.

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following table details how the funds used currency swap contracts during the period ended May 31, 2017:

Fund	Reason
Global Bond Fund	To manage against anticipated currency exchange rate changes, maintain diversity of the fund and as a substitute for securities purchased.
Investment Quality Bond	To establish positions that take advantage of the differential between rates in two different markets.

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

286

The following table details how the funds used inflation swap contracts during the period ended May 31, 2017:

Fund	Reason
Real Return Bond Fund	To take a position on current versus future inflation expectations.

Volatility swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance, the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table details how the funds used volatility swap contracts during the period ended May 31, 2017:

Fund	Reason
Global Bond Fund	To gain direct exposure to the volatility of an asset.

Investment in affiliated underlying portfolios. John Hancock Multi-Index Lifestyle Portfolios (the portfolios) invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions

Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multi-Index Lifestyle Aggressive Portfolio
Strategic Equity Allocation	5,393,643	5,240,364	(203,713)	10,430,294	$1,639,177	$6,805,480	($164,081)	$140,913,278

Multi-Index Lifestyle Balanced Portfolio
Strategic Equity Allocation	10,617,721	8,233,863	(607,807)	18,243,777	$2,877,846	$11,948,145	($407,788)	$246,473,432

Multi-Index Lifestyle Conservative Portfolio
Strategic Equity Allocation	702,973	617,244	(277,206)	1,043,011	$164,787	$684,156	$74,904	$14,091,073

Multi-Index Lifestyle Growth Portfolio
Strategic Equity Allocation	11,298,482	9,631,554	(298,533)	20,631,503	$3,331,169	$13,830,234	($223,967)	$278,731,606

Multi-Index Lifestyle Moderate Portfolio
Strategic Equity Allocation	1,795,858	1,796,219	(245,021)	3,347,056	$535,285	$2,222,378	($176,036)	$45,218,731

Direct placement securities. The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at May 31, 2017:

287

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount		Ending share amount		Value as a percentage of fund’s net assets		Value as of 5-31-17
Health Sciences Fund	Acerta Pharma BV, Class B	2/8/2016	$146,475	4,892,850		4,892,850		0.5%		$372,346
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738		63,738		0.5%		372,230
Health Sciences Fund	Jand, Inc., Class A	4/23/2015	194,538	16,938		16,938		0.2%		138,722
Health Sciences Fund	Jand, Inc., Series D	4/23/2015	434,397	37,822		37,822		0.5%		309,762
										$1,193,060

Mid Cap Stock Fund*	Birst, Inc., Series F	3/3/2015	$4,298,573	639,317		748,062		0.1%		$1,376,434
Mid Cap Stock Fund*	Coupang LLC	11/20/2014	7,607,320	1,975,070	**	2,300,670	**	0.7%		11,503,350
Mid Cap Stock Fund*	DraftKings, Inc., Series C	12/4/2014	2,297,832	1,058,252		1,236,262		0.2%		2,719,776
Mid Cap Stock Fund*	DraftKings, Inc., Series E	12/22/2015	961,360	—		624,349		0.1%		1,236,211
Mid Cap Stock Fund*	Dropbox, Inc., Series C	1/28/2014	299,400	20,535		20,535		0.0	%***	268,803
Mid Cap Stock Fund*	Essence Group Holdings Corp.	5/1/2014	5,083,384	2,576,993		2,958,957		0.4%		6,302,578
Mid Cap Stock Fund*	Jand, Inc., Class A	4/23/2015	635,744	49,365		57,523		0.0	%***	471,113
Mid Cap Stock Fund*	Jand, Inc., Series D	4/23/2015	1,419,614	110,231		128,449		0.1%		1,051,997
Mid Cap Stock Fund*	Lithium Technology Corp.	8/18/2014	9,473,631	1,672,498		1,962,383		0.6%		9,242,824
Mid Cap Stock Fund*	Lookout, Inc., Series F	7/31/2014	4,276,874	341,649		392,767		0.2%		2,796,501
Mid Cap Stock Fund*	MarkLogic Corp., Series F	4/27/2015	5,713,656	433,540		507,686		0.3%		4,985,477
Mid Cap Stock Fund*	Pinterest, Inc., Series G	3/16/2015	6,593,991	570,725		960,835		0.5%		7,273,521
Mid Cap Stock Fund*	Redfin Corp.	12/15/2014	4,263,922	1,074,553		1,252,862		0.3%		5,587,765
Mid Cap Stock Fund*	The Honest Company, Inc. (Common)	8/20/2014	1,699,979	52,540		60,870		0.1%		1,842,535
Mid Cap Stock Fund*	The Honest Company, Inc. (Preferred)	8/20/2014	3,966,620	122,593		142,030		0.3%		4,299,248
Mid Cap Stock Fund*	Uber Technologies, Inc.	6/5/2014	29,950,871	1,059,388		1,336,524		4.1%		65,185,216
Mid Cap Stock Fund*	WeWork Companies, Inc., Class A	12/8/2014	889,109	35,488		41,429		0.1%		2,146,436
Mid Cap Stock Fund*	WeWork Companies, Inc., Series D1	12/8/2014	4,418,925	176,378		205,905		0.7%		10,667,938
Mid Cap Stock Fund*	WeWork Companies, Inc., Series D2	12/8/2014	3,472,011	138,582		161,782		0.5%		8,381,925
Mid Cap Stock Fund*	Zuora, Inc., Series F	1/15/2015	6,216,996	1,403,516		1,640,679		0.4%		6,579,123
										$153,918,771

Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398		16,398		0.3%		$1,721,790
Science & Technology Fund	Flipkart Limited	3/19/2015	111,720	980		980		0.0	%***	86,351
Science & Technology Fund	Flipkart Limited, Series A	3/19/2015	38,076	334		334		0.0	%***	29,430
Science & Technology Fund	Flipkart Limited, Series C	3/19/2015	67,260	590		590		0.0	%***	51,987
Science & Technology Fund	Flipkart Limited, Series E	3/19/2015	125,058	1,097		1,097		0.0	%***	96,661
Science & Technology Fund	Flipkart Limited, Series G	12/17/2014	778,200	6,498		6,498		0.1%		778,200
Science & Technology Fund	Xiaoju Kuaizhi, Inc.	10/19/2015	460,705	16,798		16,798		0.1%		855,557
										$3,619,976

Small Cap Growth Fund	DraftKings, Inc., Series D	7/13/2015	252,828	46,784		46,784		0.1%		$126,317
Small Cap Growth Fund	DraftKings, Inc., Series D1	8/11/2015	318,988	41,614		41,614		0.1%		135,662
Small Cap Growth Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325		72,325		0.3%		710,232
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	322,695	162,887		162,887		0.2%		495,176
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	488,283	221,826		221,826		0.4%		951,634
Small Cap Growth Fund	The Honest Company, Inc.	8/3/2015	585,435	12,795		12,795		0.2%		387,305
Small Cap Growth Fund	Zuora, Inc., Series F	1/15/2015	733,242	192,994		192,994		0.4%		773,906
										$3,580,232

* Additional shares acquired in merger with Alpha Opportunities Fund

** Ten-to-one stock split

*** Less than 0.05%

For additional information on the funds’ significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report.

288

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

       (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: July 14, 2017

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: July 14, 2017